UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 1-18-102 Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 1-18-102
Columbus, OH 43215
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 through June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, D. C. 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940  (the “Act”)  (17 CFR 270.30e-1).

(b) Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

NVIT Allspring Discovery Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$41	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$444,212,627
Number of Portfolio Holdings	76
Portfolio Turnover Rate	36.49%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.7%
Repurchase Agreements	6.8%
Other liabilities in excess of assets	-5.5%

Top IndustriesFootnote Reference2

Software	12.6%
Hotels, Restaurants & Leisure	6.2%
Biotechnology	6.2%
Health Care Providers & Services	5.9%
Commercial Services & Supplies	5.0%
Financial Services	4.8%
Construction & Engineering	4.6%
Health Care Equipment & Supplies	4.5%
Trading Companies & Distributors	4.4%
Electronic Equipment, Instruments & Components	4.0%
Other IndustriesFootnote Reference#	41.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-DIS-I (6-25)

NVIT Allspring Discovery Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$54	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$444,212,627
Number of Portfolio Holdings	76
Portfolio Turnover Rate	36.49%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.7%
Repurchase Agreements	6.8%
Other liabilities in excess of assets	-5.5%

Top IndustriesFootnote Reference2

Software	12.6%
Hotels, Restaurants & Leisure	6.2%
Biotechnology	6.2%
Health Care Providers & Services	5.9%
Commercial Services & Supplies	5.0%
Financial Services	4.8%
Construction & Engineering	4.6%
Health Care Equipment & Supplies	4.5%
Trading Companies & Distributors	4.4%
Electronic Equipment, Instruments & Components	4.0%
Other IndustriesFootnote Reference#	41.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-DIS-II (6-25)

NVIT American Funds Asset Allocation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$48	0.93%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$6,444,491,419
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.78%

Asset Class WeightingsFootnote Reference1

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

American Funds Asset Allocation Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Asset Allocation Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-AM-AA-II (6-25)

NVIT American Funds Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$44	0.87%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,117,009,044
Number of Portfolio Holdings	1
Portfolio Turnover Rate	2.87%

Asset Class WeightingsFootnote Reference1

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

American Funds The Bond Fund of America, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-AM-BD-II (6-25)

NVIT American Funds Global Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$55	1.05%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$649,560,614
Number of Portfolio Holdings	1
Portfolio Turnover Rate	2.65%

Asset Class WeightingsFootnote Reference1

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

American Funds Global Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-AM-GG-II (6-25)

NVIT American Funds Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$50	0.97%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$2,309,697,045
Number of Portfolio Holdings	1
Portfolio Turnover Rate	4.17%

Asset Class WeightingsFootnote Reference1

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

American Funds Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-AM-GR-II (6-25)

NVIT American Funds Growth-Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$47	0.91%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$4,283,877,023
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.82%

Asset Class WeightingsFootnote Reference1

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth-Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-AM-GI-II (6-25)

NVIT Strategic Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Strategic Income Fund (the "Fund") (formerly known as NVIT Amundi Multi Sector Bond Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$291,197,948
Number of Portfolio Holdings	307
Portfolio Turnover Rate	164.02%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	63.4%
Mortgage-Backed Securities	19.3%
Collateralized Mortgage Obligations	10.6%
Asset-Backed Securities	8.3%
Repurchase Agreements	6.1%
Commercial Mortgage-Backed Securities	5.9%
Foreign Government Securities	3.9%
Loan Participations	3.7%
Futures	-0.7%
Credit Default Swaps	-1.0%
Other liabilities in excess of assets	-19.5%

Top IndustriesFootnote Reference2

Insurance	9.6%
Oil, Gas & Consumable Fuels	7.2%
Banks	7.1%
Hotels, Restaurants & Leisure	3.9%
Consumer Finance	3.1%
Financial Services	2.8%
Capital Markets	2.8%
Automobiles	2.0%
Passenger Airlines	1.7%
Diversified Telecommunication Services	1.4%
Other IndustriesFootnote Reference#	58.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Strategic Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SI-I (6-25)

NVIT AQR Large Cap Defensive Style Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$41	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$696,640,100
Number of Portfolio Holdings	176
Portfolio Turnover Rate	9.04%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreements	3.8%
Other liabilities in excess of assets	-2.6%

Top IndustriesFootnote Reference2

Software	7.6%
Insurance	5.6%
Oil, Gas & Consumable Fuels	4.9%
Health Care Providers & Services	4.6%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	4.5%
Professional Services	3.9%
Commercial Services & Supplies	3.9%
Beverages	3.8%
Entertainment	3.6%
Other IndustriesFootnote Reference#	53.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT AQR Large Cap Defensive Style Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCD-I (6-25)

NVIT AQR Large Cap Defensive Style Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$54	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$696,640,100
Number of Portfolio Holdings	176
Portfolio Turnover Rate	9.04%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreements	3.8%
Other liabilities in excess of assets	-2.6%

Top IndustriesFootnote Reference2

Software	7.6%
Insurance	5.6%
Oil, Gas & Consumable Fuels	4.9%
Health Care Providers & Services	4.6%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	4.5%
Professional Services	3.9%
Commercial Services & Supplies	3.9%
Beverages	3.8%
Entertainment	3.6%
Other IndustriesFootnote Reference#	53.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT AQR Large Cap Defensive Style Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCD-II (6-25)

NVIT AQR Large Cap Defensive Style Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$41	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$696,640,100
Number of Portfolio Holdings	176
Portfolio Turnover Rate	9.04%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreements	3.8%
Other liabilities in excess of assets	-2.6%

Top IndustriesFootnote Reference2

Software	7.6%
Insurance	5.6%
Oil, Gas & Consumable Fuels	4.9%
Health Care Providers & Services	4.6%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	4.5%
Professional Services	3.9%
Commercial Services & Supplies	3.9%
Beverages	3.8%
Entertainment	3.6%
Other IndustriesFootnote Reference#	53.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT AQR Large Cap Defensive Style Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCD-IV (6-25)

NVIT BlackRock Equity Dividend Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$42	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$564,034,899
Number of Portfolio Holdings	102
Portfolio Turnover Rate	29.21%

Asset Class WeightingsFootnote Reference1

Common Stocks	94.9%
Repurchase Agreements	4.1%
Master Limited Partnership	0.8%
Other assets in excess of liabilities	0.2%

Top IndustriesFootnote Reference2

Banks	12.1%
Health Care Providers & Services	6.8%
Health Care Equipment & Supplies	5.3%
Oil, Gas & Consumable Fuels	5.1%
Technology Hardware, Storage & Peripherals	4.3%
Insurance	3.8%
Aerospace & Defense	3.8%
Professional Services	3.6%
Capital Markets	3.5%
Electric Utilities	2.9%
Other IndustriesFootnote Reference#	48.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BR-EQD-I (6-25)

NVIT BlackRock Equity Dividend Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$55	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$564,034,899
Number of Portfolio Holdings	102
Portfolio Turnover Rate	29.21%

Asset Class WeightingsFootnote Reference1

Common Stocks	94.9%
Repurchase Agreements	4.1%
Master Limited Partnership	0.8%
Other assets in excess of liabilities	0.2%

Top IndustriesFootnote Reference2

Banks	12.1%
Health Care Providers & Services	6.8%
Health Care Equipment & Supplies	5.3%
Oil, Gas & Consumable Fuels	5.1%
Technology Hardware, Storage & Peripherals	4.3%
Insurance	3.8%
Aerospace & Defense	3.8%
Professional Services	3.6%
Capital Markets	3.5%
Electric Utilities	2.9%
Other IndustriesFootnote Reference#	48.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BR-EQD-II (6-25)

NVIT BlackRock Equity Dividend Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$42	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$564,034,899
Number of Portfolio Holdings	102
Portfolio Turnover Rate	29.21%

Asset Class WeightingsFootnote Reference1

Common Stocks	94.9%
Repurchase Agreements	4.1%
Master Limited Partnership	0.8%
Other assets in excess of liabilities	0.2%

Top IndustriesFootnote Reference2

Banks	12.1%
Health Care Providers & Services	6.8%
Health Care Equipment & Supplies	5.3%
Oil, Gas & Consumable Fuels	5.1%
Technology Hardware, Storage & Peripherals	4.3%
Insurance	3.8%
Aerospace & Defense	3.8%
Professional Services	3.6%
Capital Markets	3.5%
Electric Utilities	2.9%
Other IndustriesFootnote Reference#	48.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BR-EQD-IV (6-25)

NVIT BlackRock Managed Global Allocation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$23	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$325,958,049
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1.35%

Asset Class WeightingsFootnote Reference1

Alternative Assets	96.2%
Other assets in excess of liabilities	3.8%

Top Ten HoldingsFootnote Reference2

BlackRock Global Allocation VI Fund, Class I	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Managed Global Allocation Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BR-MGA-II (6-25)

NVIT Blueprint℠ Aggressive Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$16	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$267,181,964
Number of Portfolio Holdings	10
Portfolio Turnover Rate	11.88%

Asset Class WeightingsFootnote Reference1

Equity Fund	91.1%
Fixed Income Fund	8.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	37.7%
NVIT U.S. 130/30 Equity Fund, Class Y	19.3%
NVIT GS International Equity Insights Fund, Class Y	18.3%
NVIT Loomis Core Bond Fund, Class Y	7.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-AG-I (6-25)

NVIT Blueprint℠ Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$267,181,964
Number of Portfolio Holdings	10
Portfolio Turnover Rate	11.88%

Asset Class WeightingsFootnote Reference1

Equity Fund	91.1%
Fixed Income Fund	8.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	37.7%
NVIT U.S. 130/30 Equity Fund, Class Y	19.3%
NVIT GS International Equity Insights Fund, Class Y	18.3%
NVIT Loomis Core Bond Fund, Class Y	7.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-AG-II (6-25)

NVIT Blueprint℠ Aggressive Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$267,181,964
Number of Portfolio Holdings	10
Portfolio Turnover Rate	11.88%

Asset Class WeightingsFootnote Reference1

Equity Fund	91.1%
Fixed Income Fund	8.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	37.7%
NVIT U.S. 130/30 Equity Fund, Class Y	19.3%
NVIT GS International Equity Insights Fund, Class Y	18.3%
NVIT Loomis Core Bond Fund, Class Y	7.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-AG-Y (6-25)

NVIT Blueprint℠ Balanced Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,475,858,097
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7.45%

Asset Class WeightingsFootnote Reference1

Equity Fund	50.3%
Fixed Income Fund	49.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT GS Large Cap Equity Fund, Class Y	20.0%
NVIT U.S. 130/30 Equity Fund, Class Y	11.7%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
NVIT GS International Equity Insights Fund, Class Y	7.9%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
JPMorgan Equity Premium Income ETF	2.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.8%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-BAL-I (6-25)

NVIT Blueprint℠ Balanced Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,475,858,097
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7.45%

Asset Class WeightingsFootnote Reference1

Equity Fund	50.3%
Fixed Income Fund	49.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT GS Large Cap Equity Fund, Class Y	20.0%
NVIT U.S. 130/30 Equity Fund, Class Y	11.7%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
NVIT GS International Equity Insights Fund, Class Y	7.9%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
JPMorgan Equity Premium Income ETF	2.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.8%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-BAL-II (6-25)

NVIT Blueprint℠ Balanced Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,475,858,097
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7.45%

Asset Class WeightingsFootnote Reference1

Equity Fund	50.3%
Fixed Income Fund	49.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT GS Large Cap Equity Fund, Class Y	20.0%
NVIT U.S. 130/30 Equity Fund, Class Y	11.7%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
NVIT GS International Equity Insights Fund, Class Y	7.9%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
JPMorgan Equity Premium Income ETF	2.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.8%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-BAL-Y (6-25)

NVIT Blueprint℠ Capital Appreciation Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,853,341,662
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9.00%

Asset Class WeightingsFootnote Reference1

Equity Fund	70.3%
Fixed Income Fund	29.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	31.9%
NVIT Loomis Core Bond Fund, Class Y	24.7%
NVIT U.S. 130/30 Equity Fund, Class Y	14.1%
NVIT GS International Equity Insights Fund, Class Y	11.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.2%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.2%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-CAP-I (6-25)

NVIT Blueprint℠ Capital Appreciation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,853,341,662
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9.00%

Asset Class WeightingsFootnote Reference1

Equity Fund	70.3%
Fixed Income Fund	29.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	31.9%
NVIT Loomis Core Bond Fund, Class Y	24.7%
NVIT U.S. 130/30 Equity Fund, Class Y	14.1%
NVIT GS International Equity Insights Fund, Class Y	11.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.2%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.2%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-CAP-II (6-25)

NVIT Blueprint℠ Capital Appreciation Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,853,341,662
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9.00%

Asset Class WeightingsFootnote Reference1

Equity Fund	70.3%
Fixed Income Fund	29.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	31.9%
NVIT Loomis Core Bond Fund, Class Y	24.7%
NVIT U.S. 130/30 Equity Fund, Class Y	14.1%
NVIT GS International Equity Insights Fund, Class Y	11.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.2%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.2%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-CAP-Y (6-25)

NVIT Blueprint℠ Conservative Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$458,072,680
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.87%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	78.9%
Equity Fund	21.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	56.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	6.3%
NVIT GS Large Cap Equity Fund, Class Y	5.8%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
iShares Core S&P 500 ETF	2.6%
NVIT GS International Equity Insights Fund, Class Y	2.3%
JPMorgan Equity Premium Income ETF	2.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.0%
Other Holdings	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-CON-I (6-25)

NVIT Blueprint℠ Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$458,072,680
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.87%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	78.9%
Equity Fund	21.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	56.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	6.3%
NVIT GS Large Cap Equity Fund, Class Y	5.8%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
iShares Core S&P 500 ETF	2.6%
NVIT GS International Equity Insights Fund, Class Y	2.3%
JPMorgan Equity Premium Income ETF	2.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.0%
Other Holdings	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-CON-II (6-25)

NVIT Blueprint℠ Conservative Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$458,072,680
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.87%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	78.9%
Equity Fund	21.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	56.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	6.3%
NVIT GS Large Cap Equity Fund, Class Y	5.8%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
iShares Core S&P 500 ETF	2.6%
NVIT GS International Equity Insights Fund, Class Y	2.3%
JPMorgan Equity Premium Income ETF	2.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.0%
Other Holdings	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-CON-Y (6-25)

NVIT Blueprint℠ Managed Growth & Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$13	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$453,851,376
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13.34%

Asset Class WeightingsFootnote Reference1

Equity Fund	48.5%
Fixed Income Fund	47.8%
Other assets in excess of liabilities	3.7%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT GS Large Cap Equity Fund, Class Y	20.1%
NVIT U.S. 130/30 Equity Fund, Class Y	11.7%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
NVIT GS International Equity Insights Fund, Class Y	7.8%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
JPMorgan Equity Premium Income ETF	2.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.7%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MGI-I (6-25)

NVIT Blueprint℠ Managed Growth & Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$23	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$453,851,376
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13.34%

Asset Class WeightingsFootnote Reference1

Equity Fund	48.5%
Fixed Income Fund	47.8%
Other assets in excess of liabilities	3.7%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT GS Large Cap Equity Fund, Class Y	20.1%
NVIT U.S. 130/30 Equity Fund, Class Y	11.7%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
NVIT GS International Equity Insights Fund, Class Y	7.8%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
JPMorgan Equity Premium Income ETF	2.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.7%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MGI-II (6-25)

NVIT Blueprint℠ Managed Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$11	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,061,660,246
Number of Portfolio Holdings	15
Portfolio Turnover Rate	9.27%

Asset Class WeightingsFootnote Reference1

Equity Fund	57.9%
Fixed Income Fund	38.1%
Other assets in excess of liabilities	4.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	31.3%
NVIT GS Large Cap Equity Fund, Class Y	26.7%
NVIT U.S. 130/30 Equity Fund, Class Y	14.0%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.1%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MGR-I (6-25)

NVIT Blueprint℠ Managed Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,061,660,246
Number of Portfolio Holdings	15
Portfolio Turnover Rate	9.27%

Asset Class WeightingsFootnote Reference1

Equity Fund	57.9%
Fixed Income Fund	38.1%
Other assets in excess of liabilities	4.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	31.3%
NVIT GS Large Cap Equity Fund, Class Y	26.7%
NVIT U.S. 130/30 Equity Fund, Class Y	14.0%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.1%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MGR-II (6-25)

NVIT Blueprint℠ Moderate Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,814,342,339
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8.60%

Asset Class WeightingsFootnote Reference1

Equity Fund	60.3%
Fixed Income Fund	39.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	31.4%
NVIT GS Large Cap Equity Fund, Class Y	26.6%
NVIT U.S. 130/30 Equity Fund, Class Y	13.9%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
iShares Core S&P 500 ETF	3.1%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MOD-I (6-25)

NVIT Blueprint℠ Moderate Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,814,342,339
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8.60%

Asset Class WeightingsFootnote Reference1

Equity Fund	60.3%
Fixed Income Fund	39.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	31.4%
NVIT GS Large Cap Equity Fund, Class Y	26.6%
NVIT U.S. 130/30 Equity Fund, Class Y	13.9%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
iShares Core S&P 500 ETF	3.1%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MOD-II (6-25)

NVIT Blueprint℠ Moderate Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,814,342,339
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8.60%

Asset Class WeightingsFootnote Reference1

Equity Fund	60.3%
Fixed Income Fund	39.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	31.4%
NVIT GS Large Cap Equity Fund, Class Y	26.6%
NVIT U.S. 130/30 Equity Fund, Class Y	13.9%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
iShares Core S&P 500 ETF	3.1%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MOD-Y (6-25)

NVIT Blueprint℠ Moderately Aggressive Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$471,215,284
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10.24%

Asset Class WeightingsFootnote Reference1

Equity Fund	78.2%
Fixed Income Fund	21.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	32.6%
NVIT Loomis Core Bond Fund, Class Y	17.9%
NVIT U.S. 130/30 Equity Fund, Class Y	17.0%
NVIT GS International Equity Insights Fund, Class Y	14.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
JPMorgan Equity Premium Income ETF	2.0%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Other Holdings	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MAG-I (6-25)

NVIT Blueprint℠ Moderately Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$471,215,284
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10.24%

Asset Class WeightingsFootnote Reference1

Equity Fund	78.2%
Fixed Income Fund	21.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	32.6%
NVIT Loomis Core Bond Fund, Class Y	17.9%
NVIT U.S. 130/30 Equity Fund, Class Y	17.0%
NVIT GS International Equity Insights Fund, Class Y	14.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
JPMorgan Equity Premium Income ETF	2.0%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Other Holdings	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MAG-II (6-25)

NVIT Blueprint℠ Moderately Aggressive Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$471,215,284
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10.24%

Asset Class WeightingsFootnote Reference1

Equity Fund	78.2%
Fixed Income Fund	21.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	32.6%
NVIT Loomis Core Bond Fund, Class Y	17.9%
NVIT U.S. 130/30 Equity Fund, Class Y	17.0%
NVIT GS International Equity Insights Fund, Class Y	14.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
JPMorgan Equity Premium Income ETF	2.0%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Other Holdings	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MAG-Y (6-25)

NVIT Blueprint℠ Moderately Conservative Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$470,599,870
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6.21%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	59.8%
Equity Fund	40.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	42.8%
NVIT GS Large Cap Equity Fund, Class Y	14.9%
NVIT Loomis Short Term Bond Fund, Class Y	10.9%
NVIT U.S. 130/30 Equity Fund, Class Y	10.1%
NVIT GS International Equity Insights Fund, Class Y	5.6%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
iShares Core S&P 500 ETF	3.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	2.2%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MCON-I (6-25)

NVIT Blueprint℠ Moderately Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$470,599,870
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6.21%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	59.8%
Equity Fund	40.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	42.8%
NVIT GS Large Cap Equity Fund, Class Y	14.9%
NVIT Loomis Short Term Bond Fund, Class Y	10.9%
NVIT U.S. 130/30 Equity Fund, Class Y	10.1%
NVIT GS International Equity Insights Fund, Class Y	5.6%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
iShares Core S&P 500 ETF	3.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	2.2%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MCON-II (6-25)

NVIT Blueprint℠ Moderately Conservative Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$6	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$470,599,870
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6.21%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	59.8%
Equity Fund	40.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Loomis Core Bond Fund, Class Y	42.8%
NVIT GS Large Cap Equity Fund, Class Y	14.9%
NVIT Loomis Short Term Bond Fund, Class Y	10.9%
NVIT U.S. 130/30 Equity Fund, Class Y	10.1%
NVIT GS International Equity Insights Fund, Class Y	5.6%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
iShares Core S&P 500 ETF	3.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	2.2%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BP-MCON-Y (6-25)

NVIT BNY Mellon Dynamic U.S. Core Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$2,394,490,200
Number of Portfolio Holdings	517
Portfolio Turnover Rate	6.40%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.9%
Repurchase Agreements	6.5%
Short-Term Investment	3.0%
Purchased Options	0.6%
Other liabilities in excess of assets	-3.0%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.3%
Interactive Media & Services	6.0%
Technology Hardware, Storage & Peripherals	5.6%
Financial Services	3.9%
Broadline Retail	3.6%
Banks	3.2%
Capital Markets	3.1%
Pharmaceuticals	2.6%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	47.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-USC-I (6-25)

NVIT BNY Mellon Dynamic U.S. Core Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$2,394,490,200
Number of Portfolio Holdings	517
Portfolio Turnover Rate	6.40%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.9%
Repurchase Agreements	6.5%
Short-Term Investment	3.0%
Purchased Options	0.6%
Other liabilities in excess of assets	-3.0%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.3%
Interactive Media & Services	6.0%
Technology Hardware, Storage & Peripherals	5.6%
Financial Services	3.9%
Broadline Retail	3.6%
Banks	3.2%
Capital Markets	3.1%
Pharmaceuticals	2.6%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	47.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-USC-II (6-25)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.76%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$543,750,765
Number of Portfolio Holdings	79
Portfolio Turnover Rate	36.73%

Asset Class WeightingsFootnote Reference1

Common Stocks	89.7%
Repurchase Agreements	8.0%
Short-Term Investment	4.0%
Purchased Options	0.6%
Other liabilities in excess of assets	-2.3%

Top IndustriesFootnote Reference2

Banks	8.2%
Oil, Gas & Consumable Fuels	7.8%
Insurance	7.4%
Capital Markets	5.0%
Health Care Equipment & Supplies	4.5%
Financial Services	4.1%
Communications Equipment	3.6%
Pharmaceuticals	3.6%
Electrical Equipment	3.5%
Aerospace & Defense	3.4%
Other IndustriesFootnote Reference#	48.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-DUSE-I (6-25)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$543,750,765
Number of Portfolio Holdings	79
Portfolio Turnover Rate	36.73%

Asset Class WeightingsFootnote Reference1

Common Stocks	89.7%
Repurchase Agreements	8.0%
Short-Term Investment	4.0%
Purchased Options	0.6%
Other liabilities in excess of assets	-2.3%

Top IndustriesFootnote Reference2

Banks	8.2%
Oil, Gas & Consumable Fuels	7.8%
Insurance	7.4%
Capital Markets	5.0%
Health Care Equipment & Supplies	4.5%
Financial Services	4.1%
Communications Equipment	3.6%
Pharmaceuticals	3.6%
Electrical Equipment	3.5%
Aerospace & Defense	3.4%
Other IndustriesFootnote Reference#	48.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-DUSE-II (6-25)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class X

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$33	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$543,750,765
Number of Portfolio Holdings	79
Portfolio Turnover Rate	36.73%

Asset Class WeightingsFootnote Reference1

Common Stocks	89.7%
Repurchase Agreements	8.0%
Short-Term Investment	4.0%
Purchased Options	0.6%
Other liabilities in excess of assets	-2.3%

Top IndustriesFootnote Reference2

Banks	8.2%
Oil, Gas & Consumable Fuels	7.8%
Insurance	7.4%
Capital Markets	5.0%
Health Care Equipment & Supplies	4.5%
Financial Services	4.1%
Communications Equipment	3.6%
Pharmaceuticals	3.6%
Electrical Equipment	3.5%
Aerospace & Defense	3.4%
Other IndustriesFootnote Reference#	48.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-DUSE-X (6-25)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class Z

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$45	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$543,750,765
Number of Portfolio Holdings	79
Portfolio Turnover Rate	36.73%

Asset Class WeightingsFootnote Reference1

Common Stocks	89.7%
Repurchase Agreements	8.0%
Short-Term Investment	4.0%
Purchased Options	0.6%
Other liabilities in excess of assets	-2.3%

Top IndustriesFootnote Reference2

Banks	8.2%
Oil, Gas & Consumable Fuels	7.8%
Insurance	7.4%
Capital Markets	5.0%
Health Care Equipment & Supplies	4.5%
Financial Services	4.1%
Communications Equipment	3.6%
Pharmaceuticals	3.6%
Electrical Equipment	3.5%
Aerospace & Defense	3.4%
Other IndustriesFootnote Reference#	48.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-DUSE-Z (6-25)

NVIT Bond Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$2,271,796,996
Number of Portfolio Holdings	6,275
Portfolio Turnover Rate	37.04%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	44.7%
Mortgage-Backed Securities	24.4%
Corporate Bonds	24.3%
Repurchase Agreements	3.7%
Foreign Government Securities	1.6%
Commercial Mortgage-Backed Securities	1.5%
Supranational	1.1%
Other liabilities in excess of assets	-1.3%

Top IndustriesFootnote Reference2

Banks	4.3%
Electric Utilities	1.7%
Capital Markets	1.6%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.0%
Consumer Finance	0.8%
Pharmaceuticals	0.8%
Insurance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BDX-I (6-25)

NVIT Bond Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$12	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$2,271,796,996
Number of Portfolio Holdings	6,275
Portfolio Turnover Rate	37.04%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	44.7%
Mortgage-Backed Securities	24.4%
Corporate Bonds	24.3%
Repurchase Agreements	3.7%
Foreign Government Securities	1.6%
Commercial Mortgage-Backed Securities	1.5%
Supranational	1.1%
Other liabilities in excess of assets	-1.3%

Top IndustriesFootnote Reference2

Banks	4.3%
Electric Utilities	1.7%
Capital Markets	1.6%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.0%
Consumer Finance	0.8%
Pharmaceuticals	0.8%
Insurance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-BDX-Y (6-25)

NVIT GQG US Quality Equity Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$96,726,117
Number of Portfolio Holdings	35
Portfolio Turnover Rate	96.62%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.6%
Other assets in excess of liabilities	2.4%

Top IndustriesFootnote Reference2

Electric Utilities	15.5%
Insurance	14.2%
Diversified Telecommunication Services	12.3%
Tobacco	11.8%
Health Care Providers & Services	8.0%
Software	4.3%
Entertainment	4.3%
Interactive Media & Services	3.8%
Oil, Gas & Consumable Fuels	3.5%
Multi-Utilities	3.4%
Other Industries	18.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GQG US Quality Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-QE-I (6-25)

NVIT GQG US Quality Equity Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$96,726,117
Number of Portfolio Holdings	35
Portfolio Turnover Rate	96.62%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.6%
Other assets in excess of liabilities	2.4%

Top IndustriesFootnote Reference2

Electric Utilities	15.5%
Insurance	14.2%
Diversified Telecommunication Services	12.3%
Tobacco	11.8%
Health Care Providers & Services	8.0%
Software	4.3%
Entertainment	4.3%
Interactive Media & Services	3.8%
Oil, Gas & Consumable Fuels	3.5%
Multi-Utilities	3.4%
Other Industries	18.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GQG US Quality Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-QE-II (6-25)

NVIT Putnam International Value Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$54	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$267,089,322
Number of Portfolio Holdings	137
Portfolio Turnover Rate	90.22%

Asset Class WeightingsFootnote Reference1

Common Stocks	91.3%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	7.6%

Top CountriesFootnote Reference2

Japan	19.3%
United Kingdom	17.9%
France	13.8%
United States	11.1%
Germany	10.3%
Australia	8.6%
Netherlands	6.1%
Ireland	2.8%
Spain	2.4%
Canada	1.5%
Other CountriesFootnote Reference#	6.2%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Putnam International Value Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-IV-I (6-25)

NVIT Putnam International Value Fund

Class X

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$46	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$267,089,322
Number of Portfolio Holdings	137
Portfolio Turnover Rate	90.22%

Asset Class WeightingsFootnote Reference1

Common Stocks	91.3%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	7.6%

Top CountriesFootnote Reference2

Japan	19.3%
United Kingdom	17.9%
France	13.8%
United States	11.1%
Germany	10.3%
Australia	8.6%
Netherlands	6.1%
Ireland	2.8%
Spain	2.4%
Canada	1.5%
Other CountriesFootnote Reference#	6.2%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Putnam International Value Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-IV-X (6-25)

NVIT Putnam International Value Fund

Class Z

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$60	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$267,089,322
Number of Portfolio Holdings	137
Portfolio Turnover Rate	90.22%

Asset Class WeightingsFootnote Reference1

Common Stocks	91.3%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	7.6%

Top CountriesFootnote Reference2

Japan	19.3%
United Kingdom	17.9%
France	13.8%
United States	11.1%
Germany	10.3%
Australia	8.6%
Netherlands	6.1%
Ireland	2.8%
Spain	2.4%
Canada	1.5%
Other CountriesFootnote Reference#	6.2%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Putnam International Value Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-IV-Z (6-25)

NVIT Loomis Core Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,457,966,040
Number of Portfolio Holdings	723
Portfolio Turnover Rate	78.66%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	42.8%
Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	10.6%
Repurchase Agreements	2.7%
Commercial Mortgage-Backed Securities	1.3%
Other liabilities in excess of assets	-0.1%

Top IndustriesFootnote Reference2

Banks	9.5%
Insurance	3.9%
Capital Markets	3.3%
Oil, Gas & Consumable Fuels	3.1%
Electric Utilities	3.0%
Automobiles	1.4%
Semiconductors & Semiconductor Equipment	1.3%
Consumer Finance	1.3%
Multi-Utilities	1.1%
Health Care Providers & Services	0.9%
Other IndustriesFootnote Reference#	71.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCB-I (6-25)

NVIT Loomis Core Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$42	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,457,966,040
Number of Portfolio Holdings	723
Portfolio Turnover Rate	78.66%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	42.8%
Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	10.6%
Repurchase Agreements	2.7%
Commercial Mortgage-Backed Securities	1.3%
Other liabilities in excess of assets	-0.1%

Top IndustriesFootnote Reference2

Banks	9.5%
Insurance	3.9%
Capital Markets	3.3%
Oil, Gas & Consumable Fuels	3.1%
Electric Utilities	3.0%
Automobiles	1.4%
Semiconductors & Semiconductor Equipment	1.3%
Consumer Finance	1.3%
Multi-Utilities	1.1%
Health Care Providers & Services	0.9%
Other IndustriesFootnote Reference#	71.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCB-II (6-25)

NVIT Loomis Core Bond Fund

Class P

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 22, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$30	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,457,966,040
Number of Portfolio Holdings	723
Portfolio Turnover Rate	78.66%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	42.8%
Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	10.6%
Repurchase Agreements	2.7%
Commercial Mortgage-Backed Securities	1.3%
Other liabilities in excess of assets	-0.1%

Top IndustriesFootnote Reference2

Banks	9.5%
Insurance	3.9%
Capital Markets	3.3%
Oil, Gas & Consumable Fuels	3.1%
Electric Utilities	3.0%
Automobiles	1.4%
Semiconductors & Semiconductor Equipment	1.3%
Consumer Finance	1.3%
Multi-Utilities	1.1%
Health Care Providers & Services	0.9%
Other IndustriesFootnote Reference#	71.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCB-P (6-25)

NVIT Loomis Core Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,457,966,040
Number of Portfolio Holdings	723
Portfolio Turnover Rate	78.66%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	42.8%
Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	10.6%
Repurchase Agreements	2.7%
Commercial Mortgage-Backed Securities	1.3%
Other liabilities in excess of assets	-0.1%

Top IndustriesFootnote Reference2

Banks	9.5%
Insurance	3.9%
Capital Markets	3.3%
Oil, Gas & Consumable Fuels	3.1%
Electric Utilities	3.0%
Automobiles	1.4%
Semiconductors & Semiconductor Equipment	1.3%
Consumer Finance	1.3%
Multi-Utilities	1.1%
Health Care Providers & Services	0.9%
Other IndustriesFootnote Reference#	71.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCB-Y (6-25)

NVIT DoubleLine Total Return Tactical Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$89,780,105
Number of Portfolio Holdings	482
Portfolio Turnover Rate	18.19%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	19.4%
Mortgage-Backed Securities	17.3%
Asset-Backed Securities	15.5%
Corporate Bonds	11.8%
Commercial Mortgage-Backed Securities	7.7%
Investment Company	1.1%
Foreign Government Securities	0.8%
Futures	0.5%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Oil, Gas & Consumable Fuels	1.2%
Banks	1.1%
Electric Utilities	1.0%
Ground Transportation	0.7%
Other Industries	96.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-TRT-I (6-25)

NVIT DoubleLine Total Return Tactical Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$50	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$89,780,105
Number of Portfolio Holdings	482
Portfolio Turnover Rate	18.19%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	19.4%
Mortgage-Backed Securities	17.3%
Asset-Backed Securities	15.5%
Corporate Bonds	11.8%
Commercial Mortgage-Backed Securities	7.7%
Investment Company	1.1%
Foreign Government Securities	0.8%
Futures	0.5%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Oil, Gas & Consumable Fuels	1.2%
Banks	1.1%
Electric Utilities	1.0%
Ground Transportation	0.7%
Other Industries	96.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-TRT-II (6-25)

NVIT DoubleLine Total Return Tactical Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$89,780,105
Number of Portfolio Holdings	482
Portfolio Turnover Rate	18.19%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	19.4%
Mortgage-Backed Securities	17.3%
Asset-Backed Securities	15.5%
Corporate Bonds	11.8%
Commercial Mortgage-Backed Securities	7.7%
Investment Company	1.1%
Foreign Government Securities	0.8%
Futures	0.5%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Oil, Gas & Consumable Fuels	1.2%
Banks	1.1%
Electric Utilities	1.0%
Ground Transportation	0.7%
Other Industries	96.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-TRT-Y (6-25)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class D

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class D	$78	1.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$149,546,185
Number of Portfolio Holdings	53
Portfolio Turnover Rate	98.49%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

China	29.2%
Taiwan	13.1%
India	9.4%
South Korea	9.4%
Mexico	9.2%
Brazil	8.1%
South Africa	4.7%
Greece	3.9%
Hungary	3.1%
Peru	2.2%
Other Countries	7.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-EM-D (6-25)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$60	1.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$149,546,185
Number of Portfolio Holdings	53
Portfolio Turnover Rate	98.49%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

China	29.2%
Taiwan	13.1%
India	9.4%
South Korea	9.4%
Mexico	9.2%
Brazil	8.1%
South Africa	4.7%
Greece	3.9%
Hungary	3.1%
Peru	2.2%
Other Countries	7.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-EM-I (6-25)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$73	1.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$149,546,185
Number of Portfolio Holdings	53
Portfolio Turnover Rate	98.49%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

China	29.2%
Taiwan	13.1%
India	9.4%
South Korea	9.4%
Mexico	9.2%
Brazil	8.1%
South Africa	4.7%
Greece	3.9%
Hungary	3.1%
Peru	2.2%
Other Countries	7.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-EM-II (6-25)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$53	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$149,546,185
Number of Portfolio Holdings	53
Portfolio Turnover Rate	98.49%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

China	29.2%
Taiwan	13.1%
India	9.4%
South Korea	9.4%
Mexico	9.2%
Brazil	8.1%
South Africa	4.7%
Greece	3.9%
Hungary	3.1%
Peru	2.2%
Other Countries	7.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-EM-Y (6-25)

NVIT Loomis Short Term High Yield Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term High Yield Fund (the "Fund") (formerly known as NVIT Federated High Income Bond Fund) for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$86,243,484
Number of Portfolio Holdings	120
Portfolio Turnover Rate	103.82%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	88.3%
Asset-Backed Securities	3.8%
Loan Participations	1.4%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	0.9%
Other assets in excess of liabilities	4.4%

Top IndustriesFootnote Reference2

Hotels, Restaurants & Leisure	10.5%
Oil, Gas & Consumable Fuels	9.8%
Media	7.1%
Financial Services	5.6%
Insurance	5.3%
Software	5.1%
Metals & Mining	4.5%
Consumer Staples Distribution & Retail	3.5%
Containers & Packaging	3.1%
Health Care Equipment & Supplies	2.8%
Other Industries	42.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term High Yield Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-STHY-I (6-25)

NVIT Fidelity Institutional AM® Worldwide Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$12	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$4,671,016
Number of Portfolio Holdings	150
Portfolio Turnover Rate	24.43%

Asset Class WeightingsFootnote Reference1

Common Stocks	95.4%
Other assets in excess of liabilities	4.6%

Top CountriesFootnote Reference2

United States	67.3%
United Kingdom	5.6%
Japan	3.9%
Taiwan	3.0%
Sweden	2.1%
Spain	2.0%
Canada	1.8%
Italy	1.8%
Australia	1.8%
Germany	1.5%
Other Countries	9.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Worldwide Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-WW-I (6-25)

NVIT Fidelity Institutional AM® Worldwide Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$18	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$4,671,016
Number of Portfolio Holdings	150
Portfolio Turnover Rate	24.43%

Asset Class WeightingsFootnote Reference1

Common Stocks	95.4%
Other assets in excess of liabilities	4.6%

Top CountriesFootnote Reference2

United States	67.3%
United Kingdom	5.6%
Japan	3.9%
Taiwan	3.0%
Sweden	2.1%
Spain	2.0%
Canada	1.8%
Italy	1.8%
Australia	1.8%
Germany	1.5%
Other Countries	9.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Worldwide Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-WW-II (6-25)

NVIT Government Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$35	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$274,949,067
Number of Portfolio Holdings	128
Portfolio Turnover Rate	28.84%

Asset Class WeightingsFootnote Reference1

Mortgage-Backed Security	58.3%
U.S. Government Agency Security	12.3%
U.S. Treasury Obligation	11.6%
Collateralized Mortgage Obligation	7.1%
Asset-Backed Security	5.3%
Commercial Mortgage-Backed Security	3.6%
Other assets in excess of liabilities	1.8%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Notes, 4.25%, 1/15/2028	5.6%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.9%
Resolution Funding Corp., 1/15/2030	4.6%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.6%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 2.50%, 9/25/2042	2.3%
FNMA UMBS, 6.00%, 8/1/2054	2.1%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
Other HoldingsFootnote Reference#	67.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-GB-I (6-25)

NVIT Government Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$274,949,067
Number of Portfolio Holdings	128
Portfolio Turnover Rate	28.84%

Asset Class WeightingsFootnote Reference1

Mortgage-Backed Security	58.3%
U.S. Government Agency Security	12.3%
U.S. Treasury Obligation	11.6%
Collateralized Mortgage Obligation	7.1%
Asset-Backed Security	5.3%
Commercial Mortgage-Backed Security	3.6%
Other assets in excess of liabilities	1.8%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Notes, 4.25%, 1/15/2028	5.6%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.9%
Resolution Funding Corp., 1/15/2030	4.6%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.6%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 2.50%, 9/25/2042	2.3%
FNMA UMBS, 6.00%, 8/1/2054	2.1%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
Other HoldingsFootnote Reference#	67.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-GB-II (6-25)

NVIT Government Bond Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$35	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$274,949,067
Number of Portfolio Holdings	128
Portfolio Turnover Rate	28.84%

Asset Class WeightingsFootnote Reference1

Mortgage-Backed Security	58.3%
U.S. Government Agency Security	12.3%
U.S. Treasury Obligation	11.6%
Collateralized Mortgage Obligation	7.1%
Asset-Backed Security	5.3%
Commercial Mortgage-Backed Security	3.6%
Other assets in excess of liabilities	1.8%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Notes, 4.25%, 1/15/2028	5.6%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.9%
Resolution Funding Corp., 1/15/2030	4.6%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.6%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 2.50%, 9/25/2042	2.3%
FNMA UMBS, 6.00%, 8/1/2054	2.1%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
Other HoldingsFootnote Reference#	67.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-GB-IV (6-25)

NVIT Government Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$274,949,067
Number of Portfolio Holdings	128
Portfolio Turnover Rate	28.84%

Asset Class WeightingsFootnote Reference1

Mortgage-Backed Security	58.3%
U.S. Government Agency Security	12.3%
U.S. Treasury Obligation	11.6%
Collateralized Mortgage Obligation	7.1%
Asset-Backed Security	5.3%
Commercial Mortgage-Backed Security	3.6%
Other assets in excess of liabilities	1.8%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Notes, 4.25%, 1/15/2028	5.6%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.9%
Resolution Funding Corp., 1/15/2030	4.6%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.6%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 2.50%, 9/25/2042	2.3%
FNMA UMBS, 6.00%, 8/1/2054	2.1%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
Other HoldingsFootnote Reference#	67.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-GB-Y (6-25)

NVIT Government Money Market Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Repurchase Agreements	53.6%
Short-Term Investments	20.3%
U.S. Government Agency Securities	14.8%
U.S. Treasury Obligations	12.1%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Notes, 4.39%, 4/30/2026	2.1%
U.S. Treasury Notes, 4.34%, 1/31/2027	2.0%
U.S. Treasury Bills, 4.31%, 11/28/2025	1.8%
FHLB, 4.27%, 9/5/2025	1.4%
U.S. Treasury Bills, 4.20%, 11/13/2025	1.4%
U.S. Treasury Notes, 4.42%, 7/31/2026	1.3%
FHLB, 4.39%, 12/17/2025	1.3%
U.S. Treasury Bills, 4.20%, 1/22/2026	1.3%
U.S. Treasury Bills, 4.25%, 12/26/2025	1.3%
U.S. Treasury Notes, 4.45%, 10/31/2026	1.3%
Other HoldingsFootnote Reference#	84.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MMKT-I (6-25)

NVIT Government Money Market Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$35	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Repurchase Agreements	53.6%
Short-Term Investments	20.3%
U.S. Government Agency Securities	14.8%
U.S. Treasury Obligations	12.1%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Notes, 4.39%, 4/30/2026	2.1%
U.S. Treasury Notes, 4.34%, 1/31/2027	2.0%
U.S. Treasury Bills, 4.31%, 11/28/2025	1.8%
FHLB, 4.27%, 9/5/2025	1.4%
U.S. Treasury Bills, 4.20%, 11/13/2025	1.4%
U.S. Treasury Notes, 4.42%, 7/31/2026	1.3%
FHLB, 4.39%, 12/17/2025	1.3%
U.S. Treasury Bills, 4.20%, 1/22/2026	1.3%
U.S. Treasury Bills, 4.25%, 12/26/2025	1.3%
U.S. Treasury Notes, 4.45%, 10/31/2026	1.3%
Other HoldingsFootnote Reference#	84.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MMKT-II (6-25)

NVIT Government Money Market Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Repurchase Agreements	53.6%
Short-Term Investments	20.3%
U.S. Government Agency Securities	14.8%
U.S. Treasury Obligations	12.1%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Notes, 4.39%, 4/30/2026	2.1%
U.S. Treasury Notes, 4.34%, 1/31/2027	2.0%
U.S. Treasury Bills, 4.31%, 11/28/2025	1.8%
FHLB, 4.27%, 9/5/2025	1.4%
U.S. Treasury Bills, 4.20%, 11/13/2025	1.4%
U.S. Treasury Notes, 4.42%, 7/31/2026	1.3%
FHLB, 4.39%, 12/17/2025	1.3%
U.S. Treasury Bills, 4.20%, 1/22/2026	1.3%
U.S. Treasury Bills, 4.25%, 12/26/2025	1.3%
U.S. Treasury Notes, 4.45%, 10/31/2026	1.3%
Other HoldingsFootnote Reference#	84.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MMKT-IV (6-25)

NVIT Government Money Market Fund

Class V

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class V	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Repurchase Agreements	53.6%
Short-Term Investments	20.3%
U.S. Government Agency Securities	14.8%
U.S. Treasury Obligations	12.1%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Notes, 4.39%, 4/30/2026	2.1%
U.S. Treasury Notes, 4.34%, 1/31/2027	2.0%
U.S. Treasury Bills, 4.31%, 11/28/2025	1.8%
FHLB, 4.27%, 9/5/2025	1.4%
U.S. Treasury Bills, 4.20%, 11/13/2025	1.4%
U.S. Treasury Notes, 4.42%, 7/31/2026	1.3%
FHLB, 4.39%, 12/17/2025	1.3%
U.S. Treasury Bills, 4.20%, 1/22/2026	1.3%
U.S. Treasury Bills, 4.25%, 12/26/2025	1.3%
U.S. Treasury Notes, 4.45%, 10/31/2026	1.3%
Other HoldingsFootnote Reference#	84.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MMKT-V (6-25)

NVIT Government Money Market Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Repurchase Agreements	53.6%
Short-Term Investments	20.3%
U.S. Government Agency Securities	14.8%
U.S. Treasury Obligations	12.1%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Notes, 4.39%, 4/30/2026	2.1%
U.S. Treasury Notes, 4.34%, 1/31/2027	2.0%
U.S. Treasury Bills, 4.31%, 11/28/2025	1.8%
FHLB, 4.27%, 9/5/2025	1.4%
U.S. Treasury Bills, 4.20%, 11/13/2025	1.4%
U.S. Treasury Notes, 4.42%, 7/31/2026	1.3%
FHLB, 4.39%, 12/17/2025	1.3%
U.S. Treasury Bills, 4.20%, 1/22/2026	1.3%
U.S. Treasury Bills, 4.25%, 12/26/2025	1.3%
U.S. Treasury Notes, 4.45%, 10/31/2026	1.3%
Other HoldingsFootnote Reference#	84.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MMKT-Y (6-25)

NVIT GS Emerging Markets Equity Insights Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$53	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$561,016,390
Number of Portfolio Holdings	327
Portfolio Turnover Rate	70.62%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.7%
Repurchase Agreements	1.6%
Other liabilities in excess of assets	-0.3%

Top CountriesFootnote Reference2

China	27.7%
Taiwan	19.3%
India	17.5%
South Korea	11.1%
Brazil	4.6%
Saudi Arabia	4.0%
South Africa	3.2%
Mexico	1.5%
Poland	1.4%
Thailand	1.4%
Other CountriesFootnote Reference#	8.3%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Emerging Markets Equity Insights Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-EMEI-Y (6-25)

NVIT GS International Equity Insights Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$45	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$731,449,431
Number of Portfolio Holdings	318
Portfolio Turnover Rate	73.39%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.7%
Repurchase Agreements	1.9%
Other assets in excess of liabilities	0.4%

Top CountriesFootnote Reference2

Japan	22.0%
Germany	12.6%
France	10.8%
United Kingdom	10.7%
United States	8.2%
Australia	6.8%
Switzerland	5.1%
Italy	3.0%
Netherlands	3.0%
Singapore	2.7%
Other CountriesFootnote Reference#	15.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS International Equity Insights Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-INEI-Y (6-25)

NVIT GS Large Cap Equity Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$2,081,754,403
Number of Portfolio Holdings	275
Portfolio Turnover Rate	77.71%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.6%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-1.3%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	10.9%
Software	10.2%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	5.4%
Banks	5.1%
Financial Services	5.1%
Broadline Retail	3.8%
Capital Markets	3.1%
Hotels, Restaurants & Leisure	2.4%
Entertainment	2.3%
Other IndustriesFootnote Reference#	45.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Large Cap Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCE-Y (6-25)

NVIT GS Small Cap Equity Insights Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$39	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$195,794,220
Number of Portfolio Holdings	528
Portfolio Turnover Rate	82.39%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.0%
Repurchase Agreements	13.5%
Other liabilities in excess of assets	-11.5%

Top IndustriesFootnote Reference2

Banks	8.2%
Biotechnology	6.0%
Software	5.8%
Specialty Retail	3.6%
Oil, Gas & Consumable Fuels	3.4%
Health Care Equipment & Supplies	3.0%
Semiconductors & Semiconductor Equipment	2.9%
Pharmaceuticals	2.6%
Construction & Engineering	2.5%
Financial Services	2.5%
Other IndustriesFootnote Reference#	59.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Small Cap Equity Insights Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SCEI-Y (6-25)

NVIT International Equity Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$54	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$147,776,499
Number of Portfolio Holdings	242
Portfolio Turnover Rate	40.35%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.2%
Repurchase Agreement	1.5%
Other assets in excess of liabilities	0.3%

Top CountriesFootnote Reference2

Japan	13.2%
China	8.9%
United Kingdom	8.2%
Canada	7.7%
France	6.2%
United States	5.7%
Taiwan	5.4%
Germany	5.3%
India	4.7%
South Korea	4.3%
Other CountriesFootnote Reference#	30.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-IEQ-I (6-25)

NVIT International Equity Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$67	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$147,776,499
Number of Portfolio Holdings	242
Portfolio Turnover Rate	40.35%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.2%
Repurchase Agreement	1.5%
Other assets in excess of liabilities	0.3%

Top CountriesFootnote Reference2

Japan	13.2%
China	8.9%
United Kingdom	8.2%
Canada	7.7%
France	6.2%
United States	5.7%
Taiwan	5.4%
Germany	5.3%
India	4.7%
South Korea	4.3%
Other CountriesFootnote Reference#	30.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-IEQ-II (6-25)

NVIT International Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$903,478,177
Number of Portfolio Holdings	704
Portfolio Turnover Rate	8.63%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.6%
Repurchase Agreements	2.9%
Other liabilities in excess of assets	-0.5%

Top CountriesFootnote Reference2

Japan	21.1%
United Kingdom	11.0%
Germany	10.0%
United States	9.9%
France	9.2%
Australia	6.7%
Switzerland	4.8%
Netherlands	4.1%
Italy	3.1%
Spain	3.1%
Other CountriesFootnote Reference#	17.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-INTX-I (6-25)

NVIT International Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$903,478,177
Number of Portfolio Holdings	704
Portfolio Turnover Rate	8.63%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.6%
Repurchase Agreements	2.9%
Other liabilities in excess of assets	-0.5%

Top CountriesFootnote Reference2

Japan	21.1%
United Kingdom	11.0%
Germany	10.0%
United States	9.9%
France	9.2%
Australia	6.7%
Switzerland	4.8%
Netherlands	4.1%
Italy	3.1%
Spain	3.1%
Other CountriesFootnote Reference#	17.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-INTX-II (6-25)

NVIT International Index Fund

Class VIII

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class VIII	$46	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$903,478,177
Number of Portfolio Holdings	704
Portfolio Turnover Rate	8.63%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.6%
Repurchase Agreements	2.9%
Other liabilities in excess of assets	-0.5%

Top CountriesFootnote Reference2

Japan	21.1%
United Kingdom	11.0%
Germany	10.0%
United States	9.9%
France	9.2%
Australia	6.7%
Switzerland	4.8%
Netherlands	4.1%
Italy	3.1%
Spain	3.1%
Other CountriesFootnote Reference#	17.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-INTX-VIII (6-25)

NVIT International Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$18	0.34%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$903,478,177
Number of Portfolio Holdings	704
Portfolio Turnover Rate	8.63%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.6%
Repurchase Agreements	2.9%
Other liabilities in excess of assets	-0.5%

Top CountriesFootnote Reference2

Japan	21.1%
United Kingdom	11.0%
Germany	10.0%
United States	9.9%
France	9.2%
Australia	6.7%
Switzerland	4.8%
Netherlands	4.1%
Italy	3.1%
Spain	3.1%
Other CountriesFootnote Reference#	17.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-INTX-Y (6-25)

NVIT Invesco Small Cap Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$54	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$202,067,753
Number of Portfolio Holdings	102
Portfolio Turnover Rate	38.45%

Asset Class WeightingsFootnote Reference1

Common Stocks	105.3%
Repurchase Agreements	5.6%
Other liabilities in excess of assets	-10.9%

Top IndustriesFootnote Reference2

Software	10.6%
Aerospace & Defense	9.0%
Health Care Providers & Services	8.3%
Machinery	7.4%
Capital Markets	6.9%
Electronic Equipment, Instruments & Components	6.2%
Hotels, Restaurants & Leisure	6.1%
Semiconductors & Semiconductor Equipment	5.7%
Biotechnology	5.2%
Construction & Engineering	5.1%
Other IndustriesFootnote Reference#	29.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SCG-I (6-25)

NVIT Invesco Small Cap Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$67	1.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$202,067,753
Number of Portfolio Holdings	102
Portfolio Turnover Rate	38.45%

Asset Class WeightingsFootnote Reference1

Common Stocks	105.3%
Repurchase Agreements	5.6%
Other liabilities in excess of assets	-10.9%

Top IndustriesFootnote Reference2

Software	10.6%
Aerospace & Defense	9.0%
Health Care Providers & Services	8.3%
Machinery	7.4%
Capital Markets	6.9%
Electronic Equipment, Instruments & Components	6.2%
Hotels, Restaurants & Leisure	6.1%
Semiconductors & Semiconductor Equipment	5.7%
Biotechnology	5.2%
Construction & Engineering	5.1%
Other IndustriesFootnote Reference#	29.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SCG-II (6-25)

NVIT Investor Destinations Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$30	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$415,395,044
Number of Portfolio Holdings	15
Portfolio Turnover Rate	11.81%

Asset Class WeightingsFootnote Reference1

Equity Fund	91.1%
Fixed Income Fund	9.0%
Repurchase Agreement	2.9%
Other liabilities in excess of assets	-3.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	34.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.5%
Nationwide International Equity Portfolio, Class R6	9.6%
NVIT International Index Fund, Class Y	7.8%
NVIT Bond Index Fund, Class Y	7.7%
NVIT Mid Cap Index Fund, Class Y	7.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.2%
iShares Core S&P 500 ETF	3.0%
iShares Core MSCI EAFE ETF	1.9%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	5.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-AG-II (6-25)

NVIT Investor Destinations Aggressive Fund

Class P

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$415,395,044
Number of Portfolio Holdings	15
Portfolio Turnover Rate	11.81%

Asset Class WeightingsFootnote Reference1

Equity Fund	91.1%
Fixed Income Fund	9.0%
Repurchase Agreement	2.9%
Other liabilities in excess of assets	-3.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	34.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.5%
Nationwide International Equity Portfolio, Class R6	9.6%
NVIT International Index Fund, Class Y	7.8%
NVIT Bond Index Fund, Class Y	7.7%
NVIT Mid Cap Index Fund, Class Y	7.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.2%
iShares Core S&P 500 ETF	3.0%
iShares Core MSCI EAFE ETF	1.9%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	5.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-AG-P (6-25)

NVIT Investor Destinations Balanced Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,068,975,287
Number of Portfolio Holdings	20
Portfolio Turnover Rate	15.49%

Asset Class WeightingsFootnote Reference1

Equity Fund	52.8%
Fixed Income Fund	45.2%
Money Market Fund	2.0%
Repurchase Agreement	0.5%
Other liabilities in excess of assets	-0.5%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	31.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.8%
NVIT Loomis Core Bond Fund, Class Y	5.7%
Nationwide International Equity Portfolio, Class R6	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.9%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Nationwide Bond Portfolio, Class R6	2.8%
NVIT International Index Fund, Class Y	2.5%
Other HoldingsFootnote Reference#	10.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-BAL-II (6-25)

NVIT Investor Destinations Balanced Fund

Class P

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,068,975,287
Number of Portfolio Holdings	20
Portfolio Turnover Rate	15.49%

Asset Class WeightingsFootnote Reference1

Equity Fund	52.8%
Fixed Income Fund	45.2%
Money Market Fund	2.0%
Repurchase Agreement	0.5%
Other liabilities in excess of assets	-0.5%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	31.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.8%
NVIT Loomis Core Bond Fund, Class Y	5.7%
Nationwide International Equity Portfolio, Class R6	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.9%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Nationwide Bond Portfolio, Class R6	2.8%
NVIT International Index Fund, Class Y	2.5%
Other HoldingsFootnote Reference#	10.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-BAL-P (6-25)

NVIT Investor Destinations Capital Appreciation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,043,141,086
Number of Portfolio Holdings	20
Portfolio Turnover Rate	11.02%

Asset Class WeightingsFootnote Reference1

Equity Fund	70.3%
Fixed Income Fund	29.1%
Repurchase Agreement	2.0%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.8%
NVIT Bond Index Fund, Class Y	21.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.4%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.1%
NVIT International Index Fund, Class Y	3.3%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	2.4%
NVIT Loomis Core Bond Fund, Class Y	2.4%
NVIT Mid Cap Index Fund, Class Y	2.4%
Other HoldingsFootnote Reference#	9.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-CAP-II (6-25)

NVIT Investor Destinations Capital Appreciation Fund

Class P

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,043,141,086
Number of Portfolio Holdings	20
Portfolio Turnover Rate	11.02%

Asset Class WeightingsFootnote Reference1

Equity Fund	70.3%
Fixed Income Fund	29.1%
Repurchase Agreement	2.0%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.8%
NVIT Bond Index Fund, Class Y	21.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.4%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.1%
NVIT International Index Fund, Class Y	3.3%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	2.4%
NVIT Loomis Core Bond Fund, Class Y	2.4%
NVIT Mid Cap Index Fund, Class Y	2.4%
Other HoldingsFootnote Reference#	9.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-CAP-P (6-25)

NVIT Investor Destinations Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$433,495,003
Number of Portfolio Holdings	21
Portfolio Turnover Rate	18.58%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	74.7%
Equity Fund	22.3%
Money Market Fund	3.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.3%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	39.2%
NVIT Loomis Core Bond Fund, Class Y	12.2%
NVIT Loomis Short Term Bond Fund, Class Y	9.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.9%
Nationwide Inflation-Protected Securities Fund, Class R6	4.9%
Nationwide Bond Portfolio, Class R6	3.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.9%
iShares Core S&P 500 ETF	2.6%
iShares 20+ Year Treasury Bond ETF	2.2%
Other HoldingsFootnote Reference#	11.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-CON-II (6-25)

NVIT Investor Destinations Conservative Fund

Class P

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$433,495,003
Number of Portfolio Holdings	21
Portfolio Turnover Rate	18.58%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	74.7%
Equity Fund	22.3%
Money Market Fund	3.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.3%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	39.2%
NVIT Loomis Core Bond Fund, Class Y	12.2%
NVIT Loomis Short Term Bond Fund, Class Y	9.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.9%
Nationwide Inflation-Protected Securities Fund, Class R6	4.9%
Nationwide Bond Portfolio, Class R6	3.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.9%
iShares Core S&P 500 ETF	2.6%
iShares 20+ Year Treasury Bond ETF	2.2%
Other HoldingsFootnote Reference#	11.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-CON-P (6-25)

NVIT Investor Destinations Managed Growth & Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$387,450,957
Number of Portfolio Holdings	23
Portfolio Turnover Rate	16.88%

Asset Class WeightingsFootnote Reference1

Equity Fund	50.9%
Fixed Income Fund	43.6%
Money Market Fund	1.9%
Other assets in excess of liabilities	3.6%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	31.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.9%
NVIT Loomis Core Bond Fund, Class Y	5.7%
Nationwide International Equity Portfolio, Class R6	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.9%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Nationwide Bond Portfolio, Class R6	2.8%
NVIT International Index Fund, Class Y	2.5%
Other HoldingsFootnote Reference#	10.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MGI-I (6-25)

NVIT Investor Destinations Managed Growth & Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$387,450,957
Number of Portfolio Holdings	23
Portfolio Turnover Rate	16.88%

Asset Class WeightingsFootnote Reference1

Equity Fund	50.9%
Fixed Income Fund	43.6%
Money Market Fund	1.9%
Other assets in excess of liabilities	3.6%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	31.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.9%
NVIT Loomis Core Bond Fund, Class Y	5.7%
Nationwide International Equity Portfolio, Class R6	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.9%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Nationwide Bond Portfolio, Class R6	2.8%
NVIT International Index Fund, Class Y	2.5%
Other HoldingsFootnote Reference#	10.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MGI-II (6-25)

NVIT Investor Destinations Managed Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$16	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$917,843,072
Number of Portfolio Holdings	24
Portfolio Turnover Rate	13.06%

Asset Class WeightingsFootnote Reference1

Equity Fund	59.1%
Fixed Income Fund	35.7%
Repurchase Agreement	2.1%
Money Market Fund	1.4%
Other assets in excess of liabilities	1.7%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	26.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
Nationwide International Equity Portfolio, Class R6	5.0%
NVIT Loomis Core Bond Fund, Class Y	3.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT International Index Fund, Class Y	2.9%
iShares Core MSCI EAFE ETF	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MGR-I (6-25)

NVIT Investor Destinations Managed Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$28	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$917,843,072
Number of Portfolio Holdings	24
Portfolio Turnover Rate	13.06%

Asset Class WeightingsFootnote Reference1

Equity Fund	59.1%
Fixed Income Fund	35.7%
Repurchase Agreement	2.1%
Money Market Fund	1.4%
Other assets in excess of liabilities	1.7%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	26.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
Nationwide International Equity Portfolio, Class R6	5.0%
NVIT Loomis Core Bond Fund, Class Y	3.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT International Index Fund, Class Y	2.9%
iShares Core MSCI EAFE ETF	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MGR-II (6-25)

NVIT Investor Destinations Moderate Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,740,544,497
Number of Portfolio Holdings	23
Portfolio Turnover Rate	12.57%

Asset Class WeightingsFootnote Reference1

Equity Fund	61.3%
Fixed Income Fund	37.2%
Repurchase Agreement	3.3%
Money Market Fund	1.5%
Other liabilities in excess of assets	-3.3%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	26.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.8%
Nationwide International Equity Portfolio, Class R6	4.9%
NVIT Loomis Core Bond Fund, Class Y	3.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT International Index Fund, Class Y	2.9%
iShares Core MSCI EAFE ETF	1.9%
Nationwide Bond Portfolio, Class R6	1.9%
Other HoldingsFootnote Reference#	13.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MOD-II (6-25)

NVIT Investor Destinations Moderate Fund

Class P

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,740,544,497
Number of Portfolio Holdings	23
Portfolio Turnover Rate	12.57%

Asset Class WeightingsFootnote Reference1

Equity Fund	61.3%
Fixed Income Fund	37.2%
Repurchase Agreement	3.3%
Money Market Fund	1.5%
Other liabilities in excess of assets	-3.3%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	26.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.8%
Nationwide International Equity Portfolio, Class R6	4.9%
NVIT Loomis Core Bond Fund, Class Y	3.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT International Index Fund, Class Y	2.9%
iShares Core MSCI EAFE ETF	1.9%
Nationwide Bond Portfolio, Class R6	1.9%
Other HoldingsFootnote Reference#	13.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MOD-P (6-25)

NVIT Investor Destinations Moderately Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,008,881,376
Number of Portfolio Holdings	17
Portfolio Turnover Rate	12.83%

Asset Class WeightingsFootnote Reference1

Equity Fund	78.4%
Fixed Income Fund	21.4%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.8%
NVIT Bond Index Fund, Class Y	16.5%
Nationwide International Equity Portfolio, Class R6	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	4.5%
NVIT International Index Fund, Class Y	3.9%
iShares Core S&P 500 ETF	2.0%
iShares Core MSCI EAFE ETF	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	7.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MAG-II (6-25)

NVIT Investor Destinations Moderately Aggressive Fund

Class P

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,008,881,376
Number of Portfolio Holdings	17
Portfolio Turnover Rate	12.83%

Asset Class WeightingsFootnote Reference1

Equity Fund	78.4%
Fixed Income Fund	21.4%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.8%
NVIT Bond Index Fund, Class Y	16.5%
Nationwide International Equity Portfolio, Class R6	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	4.5%
NVIT International Index Fund, Class Y	3.9%
iShares Core S&P 500 ETF	2.0%
iShares Core MSCI EAFE ETF	2.0%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	7.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MAG-P (6-25)

NVIT Investor Destinations Moderately Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$494,745,489
Number of Portfolio Holdings	20
Portfolio Turnover Rate	15.94%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	55.6%
Equity Fund	42.3%
Money Market Fund	2.2%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-0.7%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	35.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.1%
NVIT Loomis Core Bond Fund, Class Y	6.4%
NVIT Loomis Short Term Bond Fund, Class Y	5.4%
Nationwide Bond Portfolio, Class R6	3.6%
NVIT International Index Fund, Class Y	3.3%
Nationwide International Equity Portfolio, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.0%
Other HoldingsFootnote Reference#	12.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MCON-II (6-25)

NVIT Investor Destinations Moderately Conservative Fund

Class P

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$494,745,489
Number of Portfolio Holdings	20
Portfolio Turnover Rate	15.94%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	55.6%
Equity Fund	42.3%
Money Market Fund	2.2%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-0.7%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	35.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.1%
NVIT Loomis Core Bond Fund, Class Y	6.4%
NVIT Loomis Short Term Bond Fund, Class Y	5.4%
Nationwide Bond Portfolio, Class R6	3.6%
NVIT International Index Fund, Class Y	3.3%
Nationwide International Equity Portfolio, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.0%
Other HoldingsFootnote Reference#	12.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ID-MCON-P (6-25)

NVIT iShares® Fixed Income ETF Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$34	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$83,649,622
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5.65%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	99.6%
Repurchase Agreement	1.1%
Other liabilities in excess of assets	-0.7%

Top Ten HoldingsFootnote Reference2

iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Core 1-5 Year USD Bond ETF	14.9%
iShares Core Total USD Bond Market ETF	9.9%
iShares MBS ETF	9.9%
iShares Core 10+ Year USD Bond ETF	9.8%
iShares U.S. Treasury Bond ETF	4.9%
Cantor Fitzgerald & Co.	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ISH-FX-II (6-25)

NVIT iShares® Fixed Income ETF Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$9	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$83,649,622
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5.65%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	99.6%
Repurchase Agreement	1.1%
Other liabilities in excess of assets	-0.7%

Top Ten HoldingsFootnote Reference2

iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Core 1-5 Year USD Bond ETF	14.9%
iShares Core Total USD Bond Market ETF	9.9%
iShares MBS ETF	9.9%
iShares Core 10+ Year USD Bond ETF	9.8%
iShares U.S. Treasury Bond ETF	4.9%
Cantor Fitzgerald & Co.	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ISH-FX-Y (6-25)

NVIT iShares® Global Equity ETF Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$35	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$100,081,367
Number of Portfolio Holdings	16
Portfolio Turnover Rate	9.68%

Asset Class WeightingsFootnote Reference1

Equity Fund	100.0%
Repurchase Agreement	4.9%
Other liabilities in excess of assets	-4.9%

Top Ten HoldingsFootnote Reference2

iShares Core S&P Total U.S. Stock Market ETF	26.9%
iShares Core S&P Mid-Cap ETF	16.8%
iShares Core MSCI International Developed Markets ETF	13.1%
iShares Core MSCI EAFE ETF	11.1%
iShares U.S. Equity Factor ETF	8.6%
iShares Core S&P 500 ETF	6.7%
iShares Core S&P Small-Cap ETF	2.7%
iShares MSCI USA Momentum Factor ETF	2.1%
iShares MSCI USA Quality Factor ETF	1.9%
iShares U.S. Small-Cap Equity Factor ETF	1.8%
Other HoldingsFootnote Reference#	8.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ISH-GEQ-II (6-25)

NVIT iShares® Global Equity ETF Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$9	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$100,081,367
Number of Portfolio Holdings	16
Portfolio Turnover Rate	9.68%

Asset Class WeightingsFootnote Reference1

Equity Fund	100.0%
Repurchase Agreement	4.9%
Other liabilities in excess of assets	-4.9%

Top Ten HoldingsFootnote Reference2

iShares Core S&P Total U.S. Stock Market ETF	26.9%
iShares Core S&P Mid-Cap ETF	16.8%
iShares Core MSCI International Developed Markets ETF	13.1%
iShares Core MSCI EAFE ETF	11.1%
iShares U.S. Equity Factor ETF	8.6%
iShares Core S&P 500 ETF	6.7%
iShares Core S&P Small-Cap ETF	2.7%
iShares MSCI USA Momentum Factor ETF	2.1%
iShares MSCI USA Quality Factor ETF	1.9%
iShares U.S. Small-Cap Equity Factor ETF	1.8%
Other HoldingsFootnote Reference#	8.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-ISH-GEQ-Y (6-25)

NVIT J.P. Morgan Digital Evolution Strategy Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$18	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$14,624,685
Number of Portfolio Holdings	43
Portfolio Turnover Rate	34.86%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	1.7%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	27.3%
Software	25.2%
Interactive Media & Services	17.1%
IT Services	9.4%
Technology Hardware, Storage & Peripherals	6.6%
Communications Equipment	3.7%
Electronic Equipment, Instruments & Components	2.6%
Broadline Retail	2.3%
Entertainment	2.2%
Financial Services	1.7%
Other IndustriesFootnote Reference#	1.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Digital Evolution Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-DES-II (6-25)

NVIT J.P. Morgan Digital Evolution Strategy Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$30	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$14,624,685
Number of Portfolio Holdings	43
Portfolio Turnover Rate	34.86%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	1.7%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	27.3%
Software	25.2%
Interactive Media & Services	17.1%
IT Services	9.4%
Technology Hardware, Storage & Peripherals	6.6%
Communications Equipment	3.7%
Electronic Equipment, Instruments & Components	2.6%
Broadline Retail	2.3%
Entertainment	2.2%
Financial Services	1.7%
Other IndustriesFootnote Reference#	1.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Digital Evolution Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-DES-Y (6-25)

NVIT J.P. Morgan Inflation Managed Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$5	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$25,326,162
Number of Portfolio Holdings	133
Portfolio Turnover Rate	47.62%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	41.6%
Corporate Bonds	29.5%
Mortgage-Backed Securities	19.3%
Asset-Backed Securities	4.1%
Collateralized Mortgage Obligation	1.1%
Foreign Government Security	0.8%
Commercial Mortgage-Backed Security	0.8%
Other assets in excess of liabilities	2.8%

Top IndustriesFootnote Reference2

Banks	8.3%
Electric Utilities	5.2%
Consumer Finance	2.9%
Capital Markets	2.2%
Oil, Gas & Consumable Fuels	1.3%
Media	1.1%
Diversified Telecommunication Services	0.9%
Financial Services	0.9%
Semiconductors & Semiconductor Equipment	0.9%
Aerospace & Defense	0.9%
Other Industries	75.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Inflation Managed Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-INMG-I (6-25)

NVIT J.P. Morgan Inflation Managed Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$9	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$25,326,162
Number of Portfolio Holdings	133
Portfolio Turnover Rate	47.62%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	41.6%
Corporate Bonds	29.5%
Mortgage-Backed Securities	19.3%
Asset-Backed Securities	4.1%
Collateralized Mortgage Obligation	1.1%
Foreign Government Security	0.8%
Commercial Mortgage-Backed Security	0.8%
Other assets in excess of liabilities	2.8%

Top IndustriesFootnote Reference2

Banks	8.3%
Electric Utilities	5.2%
Consumer Finance	2.9%
Capital Markets	2.2%
Oil, Gas & Consumable Fuels	1.3%
Media	1.1%
Diversified Telecommunication Services	0.9%
Financial Services	0.9%
Semiconductors & Semiconductor Equipment	0.9%
Aerospace & Defense	0.9%
Other Industries	75.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Inflation Managed Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-INMG-II (6-25)

NVIT J.P. Morgan Innovators Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$8,461,316
Number of Portfolio Holdings	58
Portfolio Turnover Rate	50.73%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.3%
Other assets in excess of liabilities	1.7%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	14.1%
Software	13.6%
Broadline Retail	7.1%
Financial Services	6.5%
Technology Hardware, Storage & Peripherals	4.8%
Interactive Media & Services	4.1%
Tobacco	3.5%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.1%
Health Care Equipment & Supplies	2.8%
Other Industries	37.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Innovators Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-INNO-Y (6-25)

NVIT J.P. Morgan Large Cap Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$12	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$28,032,531
Number of Portfolio Holdings	72
Portfolio Turnover Rate	37.44%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Top IndustriesFootnote Reference2

Software	17.0%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	9.5%
Broadline Retail	6.9%
Financial Services	5.3%
Entertainment	5.2%
Technology Hardware, Storage & Peripherals	4.5%
IT Services	4.3%
Hotels, Restaurants & Leisure	3.6%
Capital Markets	3.5%
Other Industries	23.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-LCG-I (6-25)

NVIT J.P. Morgan Large Cap Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$14	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$28,032,531
Number of Portfolio Holdings	72
Portfolio Turnover Rate	37.44%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Top IndustriesFootnote Reference2

Software	17.0%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	9.5%
Broadline Retail	6.9%
Financial Services	5.3%
Entertainment	5.2%
Technology Hardware, Storage & Peripherals	4.5%
IT Services	4.3%
Hotels, Restaurants & Leisure	3.6%
Capital Markets	3.5%
Other Industries	23.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-LCG-II (6-25)

NVIT J.P. Morgan Large Cap Growth Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$23	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$28,032,531
Number of Portfolio Holdings	72
Portfolio Turnover Rate	37.44%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Top IndustriesFootnote Reference2

Software	17.0%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	9.5%
Broadline Retail	6.9%
Financial Services	5.3%
Entertainment	5.2%
Technology Hardware, Storage & Peripherals	4.5%
IT Services	4.3%
Hotels, Restaurants & Leisure	3.6%
Capital Markets	3.5%
Other Industries	23.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-LCG-Y (6-25)

NVIT J.P. Morgan U.S. Equity Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,166,777,783
Number of Portfolio Holdings	53
Portfolio Turnover Rate	20.62%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.1%
Other assets in excess of liabilities	0.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	13.2%
Software	12.6%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	5.9%
Broadline Retail	4.8%
Hotels, Restaurants & Leisure	4.3%
Banks	4.1%
Health Care Equipment & Supplies	4.1%
Electric Utilities	3.6%
Capital Markets	3.4%
Other Industries	37.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-USEQ-II (6-25)

NVIT J.P. Morgan U.S. Equity Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,166,777,783
Number of Portfolio Holdings	53
Portfolio Turnover Rate	20.62%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.1%
Other assets in excess of liabilities	0.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	13.2%
Software	12.6%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	5.9%
Broadline Retail	4.8%
Hotels, Restaurants & Leisure	4.3%
Banks	4.1%
Health Care Equipment & Supplies	4.1%
Electric Utilities	3.6%
Capital Markets	3.4%
Other Industries	37.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-USEQ-Y (6-25)

NVIT J.P. Morgan US Technology Leaders Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$17	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$20,338,706
Number of Portfolio Holdings	62
Portfolio Turnover Rate	37.16%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.3%
Other assets in excess of liabilities	0.7%

Top IndustriesFootnote Reference2

Software	25.3%
Semiconductors & Semiconductor Equipment	18.5%
Entertainment	13.6%
IT Services	10.4%
Capital Markets	5.5%
Interactive Media & Services	5.4%
Broadline Retail	5.0%
Automobiles	2.9%
Communications Equipment	2.0%
Health Care Technology	1.9%
Other IndustriesFootnote Reference#	9.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan US Technology Leaders Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-TL-II (6-25)

NVIT J.P. Morgan US Technology Leaders Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$29	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$20,338,706
Number of Portfolio Holdings	62
Portfolio Turnover Rate	37.16%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.3%
Other assets in excess of liabilities	0.7%

Top IndustriesFootnote Reference2

Software	25.3%
Semiconductors & Semiconductor Equipment	18.5%
Entertainment	13.6%
IT Services	10.4%
Capital Markets	5.5%
Interactive Media & Services	5.4%
Broadline Retail	5.0%
Automobiles	2.9%
Communications Equipment	2.0%
Health Care Technology	1.9%
Other IndustriesFootnote Reference#	9.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan US Technology Leaders Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-JPM-TL-Y (6-25)

NVIT Jacobs Levy Large Cap Core Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$239,315,366
Number of Portfolio Holdings	131
Portfolio Turnover Rate	58.19%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.6%
Repurchase Agreements	9.0%
Other liabilities in excess of assets	-8.6%

Top IndustriesFootnote Reference2

Software	10.4%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	7.4%
Insurance	5.2%
Interactive Media & Services	4.7%
Capital Markets	4.0%
Specialty Retail	3.2%
Financial Services	2.7%
Hotels, Restaurants & Leisure	2.6%
Household Durables	2.4%
Other IndustriesFootnote Reference#	47.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCC-I (6-25)

NVIT Jacobs Levy Large Cap Core Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$239,315,366
Number of Portfolio Holdings	131
Portfolio Turnover Rate	58.19%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.6%
Repurchase Agreements	9.0%
Other liabilities in excess of assets	-8.6%

Top IndustriesFootnote Reference2

Software	10.4%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	7.4%
Insurance	5.2%
Interactive Media & Services	4.7%
Capital Markets	4.0%
Specialty Retail	3.2%
Financial Services	2.7%
Hotels, Restaurants & Leisure	2.6%
Household Durables	2.4%
Other IndustriesFootnote Reference#	47.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCC-II (6-25)

NVIT Jacobs Levy Large Cap Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$36	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$455,008,348
Number of Portfolio Holdings	234
Portfolio Turnover Rate	60.38%

Asset Class WeightingsFootnote Reference1

Common Stocks	95.9%
Repurchase Agreements	2.2%
Other assets in excess of liabilities	1.9%

Top IndustriesFootnote Reference2

Software	17.8%
Technology Hardware, Storage & Peripherals	10.0%
Semiconductors & Semiconductor Equipment	7.6%
Interactive Media & Services	6.7%
Hotels, Restaurants & Leisure	5.5%
Specialty Retail	3.9%
Broadline Retail	3.8%
Construction & Engineering	3.6%
Health Care Providers & Services	2.9%
Biotechnology	2.9%
Other IndustriesFootnote Reference#	35.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCG-I (6-25)

NVIT Jacobs Levy Large Cap Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$455,008,348
Number of Portfolio Holdings	234
Portfolio Turnover Rate	60.38%

Asset Class WeightingsFootnote Reference1

Common Stocks	95.9%
Repurchase Agreements	2.2%
Other assets in excess of liabilities	1.9%

Top IndustriesFootnote Reference2

Software	17.8%
Technology Hardware, Storage & Peripherals	10.0%
Semiconductors & Semiconductor Equipment	7.6%
Interactive Media & Services	6.7%
Hotels, Restaurants & Leisure	5.5%
Specialty Retail	3.9%
Broadline Retail	3.8%
Construction & Engineering	3.6%
Health Care Providers & Services	2.9%
Biotechnology	2.9%
Other IndustriesFootnote Reference#	35.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-LCG-II (6-25)

NVIT Loomis Short Term Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,153,724,064
Number of Portfolio Holdings	490
Portfolio Turnover Rate	117.91%

Asset Class WeightingsFootnote Reference1

Corporate Bond	52.8%
Asset-Backed Security	28.5%
U.S. Treasury Obligation	12.8%
Repurchase Agreement	5.3%
Commercial Mortgage-Backed Security	2.8%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	-3.8%

Top IndustriesFootnote Reference2

Banks	11.2%
Insurance	4.9%
Capital Markets	4.8%
Oil, Gas & Consumable Fuels	3.8%
Consumer Finance	2.9%
Electric Utilities	2.8%
Automobiles	2.2%
Multi-Utilities	1.7%
Financial Services	1.3%
Hotels, Restaurants & Leisure	1.2%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-STB-I (6-25)

NVIT Loomis Short Term Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,153,724,064
Number of Portfolio Holdings	490
Portfolio Turnover Rate	117.91%

Asset Class WeightingsFootnote Reference1

Corporate Bond	52.8%
Asset-Backed Security	28.5%
U.S. Treasury Obligation	12.8%
Repurchase Agreement	5.3%
Commercial Mortgage-Backed Security	2.8%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	-3.8%

Top IndustriesFootnote Reference2

Banks	11.2%
Insurance	4.9%
Capital Markets	4.8%
Oil, Gas & Consumable Fuels	3.8%
Consumer Finance	2.9%
Electric Utilities	2.8%
Automobiles	2.2%
Multi-Utilities	1.7%
Financial Services	1.3%
Hotels, Restaurants & Leisure	1.2%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-STB-II (6-25)

NVIT Loomis Short Term Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,153,724,064
Number of Portfolio Holdings	490
Portfolio Turnover Rate	117.91%

Asset Class WeightingsFootnote Reference1

Corporate Bond	52.8%
Asset-Backed Security	28.5%
U.S. Treasury Obligation	12.8%
Repurchase Agreement	5.3%
Commercial Mortgage-Backed Security	2.8%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	-3.8%

Top IndustriesFootnote Reference2

Banks	11.2%
Insurance	4.9%
Capital Markets	4.8%
Oil, Gas & Consumable Fuels	3.8%
Consumer Finance	2.9%
Electric Utilities	2.8%
Automobiles	2.2%
Multi-Utilities	1.7%
Financial Services	1.3%
Hotels, Restaurants & Leisure	1.2%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-STB-Y (6-25)

NVIT Managed American Funds Asset Allocation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$35	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$2,734,204,465
Number of Portfolio Holdings	9
Portfolio Turnover Rate	11.39%

Asset Class WeightingsFootnote Reference1

Equity Fund	48.5%
Balanced Fund	28.7%
Fixed Income Fund	18.9%
Other assets in excess of liabilities	3.9%

Top Ten HoldingsFootnote Reference2

American Funds Growth Fund, Class 1	30.5%
American Balanced Fund, Class R6	29.9%
American Funds Washington Mutual Investors Fund, Class 1	20.0%
Bond Fund of America (The), Class R6	14.7%
American Funds U.S. Government Securities Fund, Class 1	4.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Asset Allocation Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-AM-MGAA-II (6-25)

NVIT Managed American Funds Growth-Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$34	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$742,053,559
Number of Portfolio Holdings	4
Portfolio Turnover Rate	11.86%

Asset Class WeightingsFootnote Reference1

Equity Fund	96.7%
Other assets in excess of liabilities	3.3%

Top Ten HoldingsFootnote Reference2

American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Growth-Income Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-AM-MGI-II (6-25)

NVIT Mid Cap Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$20	0.41%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,222,927,462
Number of Portfolio Holdings	409
Portfolio Turnover Rate	6.34%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.2%
Repurchase Agreements	4.3%
Other liabilities in excess of assets	-3.5%

Top IndustriesFootnote Reference2

Banks	6.3%
Machinery	5.0%
Insurance	4.4%
Capital Markets	3.7%
Specialty Retail	3.6%
Software	3.4%
Hotels, Restaurants & Leisure	3.3%
Consumer Staples Distribution & Retail	3.2%
Construction & Engineering	3.2%
Electronic Equipment, Instruments & Components	3.1%
Other IndustriesFootnote Reference#	60.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MCX-I (6-25)

NVIT Mid Cap Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$32	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,222,927,462
Number of Portfolio Holdings	409
Portfolio Turnover Rate	6.34%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.2%
Repurchase Agreements	4.3%
Other liabilities in excess of assets	-3.5%

Top IndustriesFootnote Reference2

Banks	6.3%
Machinery	5.0%
Insurance	4.4%
Capital Markets	3.7%
Specialty Retail	3.6%
Software	3.4%
Hotels, Restaurants & Leisure	3.3%
Consumer Staples Distribution & Retail	3.2%
Construction & Engineering	3.2%
Electronic Equipment, Instruments & Components	3.1%
Other IndustriesFootnote Reference#	60.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MCX-II (6-25)

NVIT Mid Cap Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$13	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,222,927,462
Number of Portfolio Holdings	409
Portfolio Turnover Rate	6.34%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.2%
Repurchase Agreements	4.3%
Other liabilities in excess of assets	-3.5%

Top IndustriesFootnote Reference2

Banks	6.3%
Machinery	5.0%
Insurance	4.4%
Capital Markets	3.7%
Specialty Retail	3.6%
Software	3.4%
Hotels, Restaurants & Leisure	3.3%
Consumer Staples Distribution & Retail	3.2%
Construction & Engineering	3.2%
Electronic Equipment, Instruments & Components	3.1%
Other IndustriesFootnote Reference#	60.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MCX-Y (6-25)

NVIT Multi-Manager Small Cap Value Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$188,787,524
Number of Portfolio Holdings	417
Portfolio Turnover Rate	31.55%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.9%
Repurchase Agreement	3.5%
Other liabilities in excess of assets	-0.4%

Top IndustriesFootnote Reference2

Banks	10.9%
Insurance	7.1%
Health Care Providers & Services	5.3%
Building Products	4.7%
Professional Services	4.0%
Chemicals	3.9%
Electronic Equipment, Instruments & Components	3.8%
Household Durables	3.7%
Specialty Retail	3.1%
Ground Transportation	3.0%
Other IndustriesFootnote Reference#	50.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MM-SCV-I (6-25)

NVIT Multi-Manager Small Cap Value Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$63	1.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$188,787,524
Number of Portfolio Holdings	417
Portfolio Turnover Rate	31.55%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.9%
Repurchase Agreement	3.5%
Other liabilities in excess of assets	-0.4%

Top IndustriesFootnote Reference2

Banks	10.9%
Insurance	7.1%
Health Care Providers & Services	5.3%
Building Products	4.7%
Professional Services	4.0%
Chemicals	3.9%
Electronic Equipment, Instruments & Components	3.8%
Household Durables	3.7%
Specialty Retail	3.1%
Ground Transportation	3.0%
Other IndustriesFootnote Reference#	50.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MM-SCV-II (6-25)

NVIT Multi-Manager Small Cap Value Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$51	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$188,787,524
Number of Portfolio Holdings	417
Portfolio Turnover Rate	31.55%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.9%
Repurchase Agreement	3.5%
Other liabilities in excess of assets	-0.4%

Top IndustriesFootnote Reference2

Banks	10.9%
Insurance	7.1%
Health Care Providers & Services	5.3%
Building Products	4.7%
Professional Services	4.0%
Chemicals	3.9%
Electronic Equipment, Instruments & Components	3.8%
Household Durables	3.7%
Specialty Retail	3.1%
Ground Transportation	3.0%
Other IndustriesFootnote Reference#	50.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MM-SCV-IV (6-25)

NVIT Multi-Manager Small Company Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$341,414,373
Number of Portfolio Holdings	489
Portfolio Turnover Rate	42.57%

Asset Class WeightingsFootnote Reference1

Common Stocks	102.7%
Repurchase Agreements	8.0%
Other liabilities in excess of assets	-10.7%

Top CountriesFootnote Reference2

United States	85.2%
Puerto Rico	1.7%
Canada	1.6%
United Kingdom	1.2%
Israel	0.6%
Brazil	0.6%
Switzerland	0.5%
Thailand	0.4%
Japan	0.3%
Bermuda	0.3%
Other CountriesFootnote Reference#	7.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MM-SCO-I (6-25)

NVIT Multi-Manager Small Company Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$64	1.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$341,414,373
Number of Portfolio Holdings	489
Portfolio Turnover Rate	42.57%

Asset Class WeightingsFootnote Reference1

Common Stocks	102.7%
Repurchase Agreements	8.0%
Other liabilities in excess of assets	-10.7%

Top CountriesFootnote Reference2

United States	85.2%
Puerto Rico	1.7%
Canada	1.6%
United Kingdom	1.2%
Israel	0.6%
Brazil	0.6%
Switzerland	0.5%
Thailand	0.4%
Japan	0.3%
Bermuda	0.3%
Other CountriesFootnote Reference#	7.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MM-SCO-II (6-25)

NVIT Multi-Manager Small Company Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$51	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$341,414,373
Number of Portfolio Holdings	489
Portfolio Turnover Rate	42.57%

Asset Class WeightingsFootnote Reference1

Common Stocks	102.7%
Repurchase Agreements	8.0%
Other liabilities in excess of assets	-10.7%

Top CountriesFootnote Reference2

United States	85.2%
Puerto Rico	1.7%
Canada	1.6%
United Kingdom	1.2%
Israel	0.6%
Brazil	0.6%
Switzerland	0.5%
Thailand	0.4%
Japan	0.3%
Bermuda	0.3%
Other CountriesFootnote Reference#	7.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MM-SCO-IV (6-25)

NVIT NASDAQ-100 Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$5	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$16,906,816
Number of Portfolio Holdings	102
Portfolio Turnover Rate	33.33%

Asset Class WeightingsFootnote Reference1

Common Stocks	107.1%
Other liabilities in excess of assets	-7.1%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	23.8%
Software	19.0%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	6.7%
Entertainment	4.0%
Hotels, Restaurants & Leisure	3.0%
Biotechnology	2.8%
Automobiles	2.8%
Consumer Staples Distribution & Retail	2.6%
Other Industries	19.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NASDAQ-100 Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-NASDX-I (6-25)

NVIT NASDAQ-100 Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$10	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$16,906,816
Number of Portfolio Holdings	102
Portfolio Turnover Rate	33.33%

Asset Class WeightingsFootnote Reference1

Common Stocks	107.1%
Other liabilities in excess of assets	-7.1%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	23.8%
Software	19.0%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	6.7%
Entertainment	4.0%
Hotels, Restaurants & Leisure	3.0%
Biotechnology	2.8%
Automobiles	2.8%
Consumer Staples Distribution & Retail	2.6%
Other Industries	19.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NASDAQ-100 Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-NASDX-II (6-25)

NVIT NS Partners International Focused Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$203,264,138
Number of Portfolio Holdings	53
Portfolio Turnover Rate	34.68%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.0%
Repurchase Agreements	4.8%
Other liabilities in excess of assets	-2.8%

Top CountriesFootnote Reference2

Japan	17.4%
Germany	16.5%
United Kingdom	11.0%
France	10.0%
Netherlands	9.1%
Switzerland	7.2%
United States	5.7%
Australia	4.5%
Hong Kong	3.1%
Denmark	2.4%
Other CountriesFootnote Reference#	13.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NS Partners International Focused Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-IFG-I (6-25)

NVIT NS Partners International Focused Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$64	1.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$203,264,138
Number of Portfolio Holdings	53
Portfolio Turnover Rate	34.68%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.0%
Repurchase Agreements	4.8%
Other liabilities in excess of assets	-2.8%

Top CountriesFootnote Reference2

Japan	17.4%
Germany	16.5%
United Kingdom	11.0%
France	10.0%
Netherlands	9.1%
Switzerland	7.2%
United States	5.7%
Australia	4.5%
Hong Kong	3.1%
Denmark	2.4%
Other CountriesFootnote Reference#	13.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NS Partners International Focused Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-IFG-II (6-25)

NVIT Real Estate Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$41	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$200,062,350
Number of Portfolio Holdings	34
Portfolio Turnover Rate	52.43%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.7%
Other assets in excess of liabilities	1.3%

Top IndustriesFootnote Reference2

Specialized REITs	25.5%
Health Care REITs	17.2%
Residential REITs	16.7%
Retail REITs	13.0%
Industrial REITs	11.5%
Office REITs	6.0%
Hotels, Restaurants & Leisure	3.4%
Diversified REITs	3.0%
Health Care Providers & Services	1.9%
Real Estate Management & Development	1.3%
Other Industries	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-RE-I (6-25)

NVIT Real Estate Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$53	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$200,062,350
Number of Portfolio Holdings	34
Portfolio Turnover Rate	52.43%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.7%
Other assets in excess of liabilities	1.3%

Top IndustriesFootnote Reference2

Specialized REITs	25.5%
Health Care REITs	17.2%
Residential REITs	16.7%
Retail REITs	13.0%
Industrial REITs	11.5%
Office REITs	6.0%
Hotels, Restaurants & Leisure	3.4%
Diversified REITs	3.0%
Health Care Providers & Services	1.9%
Real Estate Management & Development	1.3%
Other Industries	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-RE-II (6-25)

NVIT S&P 500 Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$12	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$4,617,150,657
Number of Portfolio Holdings	510
Portfolio Turnover Rate	0.95%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	-0.6%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	12.5%
Software	11.2%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	43.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SPX-I (6-25)

NVIT S&P 500 Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$4,617,150,657
Number of Portfolio Holdings	510
Portfolio Turnover Rate	0.95%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	-0.6%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	12.5%
Software	11.2%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	43.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SPX-II (6-25)

NVIT S&P 500 Index Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$13	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$4,617,150,657
Number of Portfolio Holdings	510
Portfolio Turnover Rate	0.95%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	-0.6%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	12.5%
Software	11.2%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	43.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SPX-IV (6-25)

NVIT S&P 500 Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$4,617,150,657
Number of Portfolio Holdings	510
Portfolio Turnover Rate	0.95%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	-0.6%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	12.5%
Software	11.2%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	43.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SPX-Y (6-25)

NVIT Small Cap Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$28	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$484,143,660
Number of Portfolio Holdings	2,116
Portfolio Turnover Rate	10.68%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.2%
Repurchase Agreements	10.7%
Other liabilities in excess of assets	-9.9%

Top IndustriesFootnote Reference2

Banks	9.5%
Biotechnology	6.5%
Software	5.8%
Machinery	3.5%
Electronic Equipment, Instruments & Components	3.2%
Health Care Providers & Services	3.0%
Oil, Gas & Consumable Fuels	2.8%
Health Care Equipment & Supplies	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.4%
Other IndustriesFootnote Reference#	58.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SCX-II (6-25)

NVIT Small Cap Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$12	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$484,143,660
Number of Portfolio Holdings	2,116
Portfolio Turnover Rate	10.68%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.2%
Repurchase Agreements	10.7%
Other liabilities in excess of assets	-9.9%

Top IndustriesFootnote Reference2

Banks	9.5%
Biotechnology	6.5%
Software	5.8%
Machinery	3.5%
Electronic Equipment, Instruments & Components	3.2%
Health Care Providers & Services	3.0%
Oil, Gas & Consumable Fuels	2.8%
Health Care Equipment & Supplies	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.4%
Other IndustriesFootnote Reference#	58.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-SCX-Y (6-25)

NVIT U.S. 130/30 Equity Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,089,373,740
Number of Portfolio Holdings	289
Portfolio Turnover Rate	63.90%

Asset Class WeightingsFootnote Reference1

Common Stocks	97.6%
Other assets in excess of liabilities	2.4%

Top IndustriesFootnote Reference2

Software	12.4%
Semiconductors & Semiconductor Equipment	9.9%
Technology Hardware, Storage & Peripherals	5.6%
Interactive Media & Services	5.4%
Health Care Equipment & Supplies	4.5%
Insurance	4.4%
Hotels, Restaurants & Leisure	4.2%
Specialty Retail	2.9%
Entertainment	2.7%
Capital Markets	2.7%
Other Industries	45.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT U.S. 130/30 Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-130-30-Y (6-25)

NVIT Victory Mid Cap Value Fund

Class I

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$43	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$307,037,649
Number of Portfolio Holdings	77
Portfolio Turnover Rate	26.84%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.8%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	-2.1%

Top IndustriesFootnote Reference2

Insurance	9.4%
Consumer Staples Distribution & Retail	6.9%
Containers & Packaging	6.2%
Machinery	5.3%
Chemicals	5.1%
Electronic Equipment, Instruments & Components	4.1%
Professional Services	3.9%
Oil, Gas & Consumable Fuels	3.6%
Banks	3.5%
Health Care Providers & Services	3.4%
Other IndustriesFootnote Reference#	48.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MCV-I (6-25)

NVIT Victory Mid Cap Value Fund

Class II

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$307,037,649
Number of Portfolio Holdings	77
Portfolio Turnover Rate	26.84%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.8%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	-2.1%

Top IndustriesFootnote Reference2

Insurance	9.4%
Consumer Staples Distribution & Retail	6.9%
Containers & Packaging	6.2%
Machinery	5.3%
Chemicals	5.1%
Electronic Equipment, Instruments & Components	4.1%
Professional Services	3.9%
Oil, Gas & Consumable Fuels	3.6%
Banks	3.5%
Health Care Providers & Services	3.4%
Other IndustriesFootnote Reference#	48.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2025

NSAR-MCV-II (6-25)

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;
(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;
(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;
(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and
(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 6.    Investments.

(a) File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form or is included in the financial statements filed under Item 7 of this Form.

The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
(1) Name of the issuer;

(2) Exchange ticker symbol;

(3) Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4) Total number of shares or, for debt securities, principal amount divested;

(5) Date(s) that the securities were divested;

(6) If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7) Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.
(b) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 16
Statements of Operations 24
Statements of Changes in Net Assets 28
Financial Highlights 34
Notes to Financial Statements 43

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Investor Destinations Aggressive Fund
Investment Companies 90 .8%
Shares Value ($)
Equity Funds 82.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 11,021,057 146,029,012
Nationwide International Equity
Portfolio, Class R6(a) 3,262,747 41,012,733
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,292,256 22,418,259
NVIT International Index Fund,
Class Y(a) 2,615,180 33,160,479
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 3,215,875 70,684,923
NVIT Mid Cap Index Fund, Class
Y(a) 1,518,968 30,728,727
Total Equity Funds
(cost $287,153,740) 344,034,133
Fixed Income Fund 8.0%
NVIT Bond Index Fund, Class
Y(a) 3,509,395 32,953,219
Total Fixed Income Funds
(cost $32,931,678) 32,953,219
Total Investment Companies
(cost $320,085,418) 376,987,352
Exchange Traded Funds 9 .3%
Equity Funds 8.3%
iShares Core MSCI EAFE
ETF(b) 99,467 8,303,505
iShares Core S&P 500 ETF 20,307 12,608,616
iShares Core S&P Small-Cap
ETF 48,717 5,324,281
JPMorgan Equity Premium
Income ETF 145,177 8,253,313
Total Equity Funds
(cost $33,049,210) 34,489,715
Fixed Income Fund 1.0%
iShares 7-10 Year Treasury Bond
ETF(b) 42,809 4,099,818
Total Fixed Income Funds
(cost  $4,591,881) 4,099,818
Total Exchange Traded Funds
(cost $37,641,091) 38,589,533
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 39,233 39,233
Total Short-Term Investment
(cost $39,233)
39,233
Repurchase Agreements 2 .9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,211,263,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $2,255,212.
(d)(e) 2,210,993 2,210,993
Citi Global Market, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,217,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.38% - 4.00%, maturing
1/31/2026 - 6/30/2028; total
market value $10,200,002.
(d)(e) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $12,210,993) 12,210,993
Total Investments
(cost $369,976,735) — 103.0% 427,827,111
Liabilities in excess of other assets — (3.0)% (12,432,067)
NET ASSETS — 100.0% $ 415,395,044
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June
30, 2025 was $11,993,152, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,210,993.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $12,210,993.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Aggressive Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Investment Companies 91 .5%
Shares Value ($)
Equity Funds 71.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 24,818,721 328,848,047
Nationwide International Equity
Portfolio, Class R6(a) 6,544,419 82,263,351
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,957,759 48,486,883
NVIT International Index Fund,
Class Y(a) 3,132,122 39,715,302
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 7,820,260 171,889,310
NVIT Mid Cap Index Fund, Class
Y(a) 2,290,477 46,336,359
Total Equity Funds
(cost $600,653,255) 717,539,252
Fixed Income Funds 20.4%
Nationwide Bond Portfolio, Class
R6(a) 2,070,146 17,741,151
NVIT Bond Index Fund, Class
Y(a) 17,881,416 167,906,498
NVIT Loomis Core Bond Fund,
Class Y(a) 2,146,245 20,003,008
Total Fixed Income Funds
(cost $211,646,742) 205,650,657
Total Investment Companies
(cost $812,299,997) 923,189,909
Exchange Traded Funds 8 .3%
Equity Funds 7.3%
iShares Core MSCI EAFE ETF 241,850 20,189,638
iShares Core S&P 500 ETF 32,917 20,438,165
iShares Core S&P Small-Cap
ETF 116,631 12,746,602
JPMorgan Equity Premium
Income ETF 352,989 20,067,425
Total Equity Funds
(cost $70,587,994) 73,441,830
Fixed Income Fund 1.0%
iShares 7-10 Year Treasury Bond
ETF(b) 105,227 10,077,590
Total Fixed Income Funds
(cost  $11,215,826) 10,077,590
Total Exchange Traded Funds
(cost $81,803,820) 83,519,420
Short-Term Investment 0 .3%
Shares Value ($)
Money Market Fund 0.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 2,671,619 2,671,619
Total Short-Term Investment
(cost $2,671,619)
2,671,619
Repurchase Agreements 1 .0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $238,519,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $243,260.(d)
(e) 238,490 238,490
Citi Global Market, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,217,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.38% - 4.00%, maturing
1/31/2026 - 6/30/2028; total
market value $10,200,002.
(d)(e) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $10,238,490) 10,238,490
Total Investments
(cost $907,013,926) — 101.1% 1,019,619,438
Liabilities in excess of other assets — (1.1)% (10,738,062)
NET ASSETS — 100.0% $ 1,008,881,376
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $10,077,494, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $10,238,490.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $10,238,490.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Investor Destinations Moderate Fund
Investment Companies 88 .4%
Shares Value ($)
Equity Funds 53.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 33,879,187 448,899,232
Nationwide International Equity
Portfolio, Class R6(a) 7,056,904 88,705,278
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,437,064 62,954,483
NVIT International Index Fund,
Class Y(a) 4,050,705 51,362,934
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 11,304,373 248,470,116
NVIT Mid Cap Index Fund, Class
Y(a) 1,477,238 29,884,529
Total Equity Funds
(cost $779,103,593) 930,276,572
Fixed Income Funds 35.0%
Nationwide Bond Portfolio, Class
R6(a) 4,062,819 34,818,359
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 768,887 6,958,431
NVIT Bond Index Fund, Class
Y(a) 49,784,545 467,476,875
NVIT Loomis Core Bond Fund,
Class Y(a) 6,980,437 65,057,675
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,439,962 34,537,219
Total Fixed Income Funds
(cost $642,499,434) 608,848,559
Total Investment Companies
(cost $1,421,603,027) 1,539,125,131
Exchange Traded Funds 10 .1%
Equity Funds 7.9%
iShares Core MSCI EAFE
ETF(b) 418,684 34,951,740
iShares Core S&P 500 ETF 85,480 53,074,532
iShares Core S&P Small-Cap
ETF 140,389 15,343,114
JPMorgan Equity Premium
Income ETF 611,086 34,740,239
Total Equity Funds
(cost $131,618,355) 138,109,625
Fixed Income Funds 2.2%
iShares 20+ Year Treasury Bond
ETF(b) 239,128 21,103,046
iShares 7-10 Year Treasury Bond
ETF(b) 182,166 17,446,038
Total Fixed Income Funds
(cost $52,351,000) 38,549,084
Total Exchange Traded Funds
(cost $183,969,355) 176,658,709
Short-Term Investment 1 .5%
Shares Value ($)
Money Market Fund 1.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 25,563,824 25,563,824
Total Short-Term Investment
(cost $25,563,824)
25,563,824
Repurchase Agreements 3 .3%
Principal
Amount ($)
BofA Securities, Inc., 4.38%,
dated 6/30/2025, due
7/1/2025, repurchase price
$3,000,365, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 5.56%, maturing
10/20/2034 - 2/20/2070;
total market value
$3,060,000.(d)(e) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $6,105,268,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $6,226,613.
(d)(e) 6,104,522 6,104,522
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,000,244,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $2,040,000.
(d)(e) 2,000,000 2,000,000
Citi Global Market, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $35,004,258,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.38% - 4.00%, maturing
1/31/2026 - 6/30/2028; total
market value $35,700,007.
(d)(e) 35,000,000 35,000,000

NVIT Investor Destinations Moderate Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.40%,
dated 6/30/2025, due
7/1/2025, repurchase price
$11,001,344, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $11,220,034.(d)(e) 11,000,000 11,000,000
Total Repurchase Agreements
(cost $57,104,522) 57,104,522
Total Investments
(cost $1,688,240,728) — 103.3% 1,798,452,186
Liabilities in excess of other assets — (3.3)% (57,907,689)
NET ASSETS — 100.0% $ 1,740,544,497
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $56,225,734, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $57,104,522.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $57,104,522.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
Investment Companies 88 .6%
Shares Value ($)
Equity Funds 34.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,631,664 74,619,547
Nationwide International Equity
Portfolio, Class R6(a) 1,223,529 15,379,759
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,220,010 11,931,702
NVIT International Index Fund,
Class Y(a) 1,289,894 16,355,851
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,072,974 45,563,974
NVIT Mid Cap Index Fund, Class
Y(a) 332,821 6,732,975
Total Equity Funds
(cost $141,465,339) 170,583,808
Fixed Income Funds 54.1%
Nationwide Bond Portfolio, Class
R6(a) 2,122,208 18,187,325
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,635,071 14,797,395
NVIT Bond Index Fund, Class
Y(a) 18,723,657 175,815,135
NVIT Loomis Core Bond Fund,
Class Y(a) 3,396,989 31,659,933
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,687,190 26,979,383
Total Fixed Income Funds
(cost $280,056,307) 267,439,171
Total Investment Companies
(cost $421,521,646) 438,022,979
Exchange Traded Funds 9 .3%
Equity Funds 7.8%
iShares Core MSCI EAFE ETF 119,484 9,974,524
iShares Core S&P 500 ETF 24,288 15,080,419
iShares Core S&P Small-Cap
ETF 34,212 3,739,030
JPMorgan Equity Premium
Income ETF 174,392 9,914,185
Total Equity Funds
(cost $36,867,306) 38,708,158
Fixed Income Funds 1.5%
iShares 20+ Year Treasury Bond
ETF(b) 34,122 3,011,266
iShares 7-10 Year Treasury
Bond ETF 44,189 4,231,981
Total Fixed Income Funds
(cost $8,778,993) 7,243,247
Total Exchange Traded Funds
(cost $45,646,299) 45,951,405
Short-Term Investment 2 .2%
Shares Value ($)
Money Market Fund 2.2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 11,009,814 11,009,814
Total Short-Term Investment
(cost $11,009,814)
11,009,814
Repurchase Agreements 0 .6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $45,305, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $46,205.(d)(e) 45,299 45,299
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $3,000,367,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $3,060,000.
(d)(e) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $3,045,299) 3,045,299
Total Investments
(cost $481,223,058) — 100.7% 498,029,497
Liabilities in excess of other assets — (0.7)% (3,284,008)
NET ASSETS — 100.0% $ 494,745,489
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $3,011,178, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$3,045,299.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $3,045,299.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Conservative Fund - June 30, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 86 .8%
Shares Value ($)
Equity Funds 16.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,090,857 27,703,857
Nationwide International Equity
Portfolio, Class R6(a) 502,055 6,310,827
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 537,468 5,256,436
NVIT International Index Fund,
Class Y(a) 330,062 4,185,186
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,189,380 26,142,562
NVIT Mid Cap Index Fund, Class
Y(a) 15,073 304,918
Total Equity Funds
(cost $58,651,592) 69,903,786
Fixed Income Funds 70.7%
Nationwide Bond Portfolio, Class
R6(a) 1,630,072 13,969,713
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,378,704 21,527,272
NVIT Bond Index Fund, Class
Y(a) 18,511,980 173,827,493
NVIT Loomis Core Bond Fund,
Class Y(a) 5,804,045 54,093,702
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,292,927 43,100,985
Total Fixed Income Funds
(cost $315,639,589) 306,519,165
Total Investment Companies
(cost $374,291,181) 376,422,951
Exchange Traded Funds 10 .2%
Equity Funds 6.2%
iShares Core MSCI EAFE ETF 65,223 5,444,816
iShares Core S&P 500 ETF 18,820 11,685,338
iShares Core S&P Small-Cap
ETF 11,008 1,203,065
JPMorgan Equity Premium
Income ETF 152,313 8,658,994
Total Equity Funds
(cost $25,830,529) 26,992,213
Fixed Income Funds 4.0%
iShares 20+ Year Treasury Bond
ETF(b) 111,569 9,845,964
iShares 7-10 Year Treasury
Bond ETF 79,440 7,607,969
Total Fixed Income Funds
(cost $22,636,918) 17,453,933
Total Exchange Traded Funds
(cost $48,467,447) 44,446,146
Short-Term Investment 3 .0%
Shares Value ($)
Money Market Fund 3.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 12,823,677 12,823,677
Total Short-Term Investment
(cost $12,823,677)
12,823,677
Repurchase Agreements 2 .3%
Principal
Amount ($)
BofA Securities, Inc., 4.38%,
dated 6/30/2025, due
7/1/2025, repurchase price
$6,000,730, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 5.56%, maturing
10/20/2034 - 2/20/2070;
total market value
$6,120,000.(d)(e) 6,000,000 6,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $957,561,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $976,593.(d)
(e) 957,444 957,444
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $3,000,367,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $3,060,000.
(d)(e) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $9,957,444) 9,957,444
Total Investments
(cost $445,539,749) — 102.3% 443,650,218
Liabilities in excess of other assets — (2.3)% (10,155,215)
NET ASSETS — 100.0% $ 433,495,003

8 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Investor Destinations Conservative Fund
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June
30, 2025 was $9,845,876, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,957,444.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $9,957,444.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - June 30, 2025 (Unaudited) - Statement of Investments - 9
Investment Companies 89 .0%
Shares Value ($)
Equity Funds 45.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 16,856,904 223,353,975
Nationwide International Equity
Portfolio, Class R6(a) 3,529,785 44,369,400
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,299,215 32,266,320
NVIT International Index Fund,
Class Y(a) 2,109,083 26,743,178
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 6,249,816 137,370,964
NVIT Mid Cap Index Fund, Class
Y(a) 823,550 16,660,423
Total Equity Funds
(cost $405,955,321) 480,764,260
Fixed Income Funds 44.0%
Nationwide Bond Portfolio, Class
R6(a) 3,485,641 29,871,940
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 472,897 4,279,721
NVIT Bond Index Fund, Class
Y(a) 35,426,935 332,658,916
NVIT Loomis Core Bond Fund,
Class Y(a) 6,618,196 61,681,585
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,217,453 42,343,229
Total Fixed Income Funds
(cost $497,518,285) 470,835,391
Total Investment Companies
(cost $903,473,606) 951,599,651
Exchange Traded Funds 9 .0%
Equity Funds 7.8%
iShares Core MSCI EAFE ETF 257,508 21,496,768
iShares Core S&P 500 ETF 52,574 32,643,197
iShares Core S&P Small-Cap
ETF(b) 75,673 8,270,302
JPMorgan Equity Premium
Income ETF(b) 375,844 21,366,731
Total Equity Funds
(cost $79,747,677) 83,776,998
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF(b) 49,025 4,326,456
iShares 7-10 Year Treasury
Bond ETF 89,632 8,584,057
Total Fixed Income Funds
(cost $15,638,993) 12,910,513
Total Exchange Traded Funds
(cost $95,386,670) 96,687,511
Short-Term Investment 2 .0%
Shares Value ($)
Money Market Fund 2.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 21,153,261 21,153,261
Total Short-Term Investment
(cost $21,153,261)
21,153,261
Repurchase Agreements 0 .5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $352,475,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $359,481.(d)
(e) 352,432 352,432
Citi Global Market, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,000,608,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.38% - 4.00%, maturing
1/31/2026 - 6/30/2028; total
market value $5,100,001.
(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $5,352,432) 5,352,432
Total Investments
(cost $1,025,365,969) — 100.5% 1,074,792,855
Liabilities in excess of other assets — (0.5)% (5,817,568)
NET ASSETS — 100.0% $ 1,068,975,287
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $5,462,485, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$5,352,432 and by $183,333 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 5.00%, and maturity dates ranging from 7/15/2025 -
11/15/2051, a total value of $5,535,765.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $5,352,432.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 90 .0%
Shares Value ($)
Equity Funds 62.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 23,911,109 316,822,188
Nationwide International Equity
Portfolio, Class R6(a) 5,051,174 63,493,262
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,500,056 44,010,544
NVIT International Index Fund,
Class Y(a) 2,744,630 34,801,907
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 7,434,354 163,407,099
NVIT Mid Cap Index Fund, Class
Y(a) 1,273,423 25,761,355
Total Equity Funds
(cost $542,070,191) 648,296,355
Fixed Income Funds 27.9%
Nationwide Bond Portfolio, Class
R6(a) 1,241,598 10,640,494
NVIT Bond Index Fund, Class
Y(a) 24,335,087 228,506,462
NVIT Loomis Core Bond Fund,
Class Y(a) 2,772,690 25,841,472
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,576,600 25,869,061
Total Fixed Income Funds
(cost $305,693,260) 290,857,489
Total Investment Companies
(cost $847,763,451) 939,153,844
Exchange Traded Funds 9 .4%
Equity Funds 8.2%
iShares Core MSCI EAFE
ETF(b) 250,882 20,943,629
iShares Core S&P 500 ETF 51,222 31,803,740
iShares Core S&P Small-Cap
ETF 112,480 12,292,939
JPMorgan Equity Premium
Income ETF(b) 366,172 20,816,878
Total Equity Funds
(cost $82,007,107) 85,857,186
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF(b) 107,467 9,483,963
iShares 7-10 Year Treasury Bond
ETF(b) 32,747 3,136,180
Total Fixed Income Funds
(cost $18,196,137) 12,620,143
Total Exchange Traded Funds
(cost $100,203,244) 98,477,329
Short-Term Investment 0 .6%
Shares Value ($)
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 6,008,886 6,008,886
Total Short-Term Investment
(cost $6,008,886)
6,008,886
Repurchase Agreements 2 .0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $1,522,124,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $1,552,377.
(d)(e) 1,521,938 1,521,938
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $4,000,489,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $4,080,000.
(d)(e) 4,000,000 4,000,000
Citi Global Market, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $15,001,825,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.38% - 4.00%, maturing
1/31/2026 - 6/30/2028; total
market value $15,300,003.
(d)(e) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $20,521,938) 20,521,938
Total Investments
(cost $974,497,519) — 102.0% 1,064,161,997
Liabilities in excess of other assets — (2.0)% (21,020,911)
NET ASSETS — 100.0% $ 1,043,141,086

NVIT Investor Destinations Capital Appreciation Fund - June 30, 2025 (Unaudited) - Statement of Investments - 11
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $22,070,616, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $20,521,938 and by $1,880,497 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 5.00%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $22,402,435.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $20,521,938.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 85 .7%
Shares Value ($)
Equity Funds 43.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,897,947 78,147,798
Nationwide International Equity
Portfolio, Class R6(a) 1,227,432 15,428,822
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,143,279 11,181,272
NVIT International Index Fund,
Class Y(a) 731,673 9,277,620
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,193,466 48,212,390
NVIT Mid Cap Index Fund, Class
Y(a) 285,384 5,773,315
Total Equity Funds
(cost $142,670,602) 168,021,217
Fixed Income Funds 42.4%
Nationwide Bond Portfolio, Class
R6(a) 1,212,311 10,389,507
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 163,880 1,483,110
NVIT Bond Index Fund, Class
Y(a) 12,368,887 116,143,852
NVIT Loomis Core Bond Fund,
Class Y(a) 2,306,491 21,496,498
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,466,341 14,722,062
Total Fixed Income Funds
(cost $168,200,854) 164,235,029
Total Investment Companies
(cost $310,871,456) 332,256,246
Exchange Traded Funds 8 .7%
Equity Funds 7.5%
iShares Core MSCI EAFE ETF 89,805 7,496,921
iShares Core S&P 500 ETF 18,316 11,372,404
iShares Core S&P Small-Cap
ETF 26,399 2,885,147
JPMorgan Equity Premium
Income ETF 131,114 7,453,831
Total Equity Funds
(cost $27,797,885) 29,208,303
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF(b) 17,102 1,509,252
iShares 7-10 Year Treasury
Bond ETF 31,260 2,993,770
Total Fixed Income Funds
(cost $5,348,650) 4,503,022
Total Exchange Traded Funds
(cost $33,146,535) 33,711,325
Short-Term Investment 1 .9%
Shares Value ($)
Money Market Fund 1.9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 7,333,376 7,333,376
Total Short-Term Investment
(cost $7,333,376)
7,333,376
Repurchase Agreement 0 .4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $1,526,451,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $1,556,789.
(d)(e) 1,526,264 1,526,264
Total Repurchase Agreement
(cost $1,526,264) 1,526,264
Total Investments
(cost $352,877,631) — 96.7% 374,827,211
Other assets in excess of liabilities — 3.3% 12,623,746
NET ASSETS — 100.0% $ 387,450,957
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June
30, 2025 was $1,509,163, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,526,264.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $1,526,264.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth & Income Fund - June 30, 2025 (Unaudited) - Statement of Investments - 13
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 36 9/2025 USD 4,827,060 110,066
Russell 2000 E-Mini Index 7 9/2025 USD 767,095 11,672
S&P 500 E-Mini Index 39 9/2025 USD 12,194,813 259,988
S&P Midcap 400 E-Mini Index 3 9/2025 USD 937,650 17,122
Net contracts 398,848
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 85 .0%
Shares Value ($)
Equity Funds 51.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 17,192,740 227,803,802
Nationwide International Equity
Portfolio, Class R6(a) 3,560,173 44,751,369
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,238,656 31,674,059
NVIT International Index Fund,
Class Y(a) 2,038,029 25,842,210
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,751,229 126,412,003
NVIT Mid Cap Index Fund, Class
Y(a) 743,230 15,035,545
Total Equity Funds
(cost $397,556,915) 471,518,988
Fixed Income Funds 33.6%
Nationwide Bond Portfolio, Class
R6(a) 2,044,211 17,518,888
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 386,873 3,501,204
NVIT Bond Index Fund, Class
Y(a) 25,285,992 237,435,465
NVIT Loomis Core Bond Fund,
Class Y(a) 3,520,415 32,810,269
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,730,772 17,376,948
Total Fixed Income Funds
(cost $315,006,255) 308,642,774
Total Investment Companies
(cost $712,563,170) 780,161,762
Exchange Traded Funds 9 .8%
Equity Funds 7.7%
iShares Core MSCI EAFE ETF 212,692 17,755,528
iShares Core S&P 500 ETF 43,362 26,923,466
iShares Core S&P Small-Cap
ETF 71,382 7,801,339
JPMorgan Equity Premium
Income ETF 310,713 17,664,034
Total Equity Funds
(cost $66,799,675) 70,144,367
Fixed Income Funds 2.1%
iShares 20+ Year Treasury Bond
ETF(b) 121,588 10,730,141
iShares 7-10 Year Treasury Bond
ETF(b) 92,543 8,862,843
Total Fixed Income Funds
(cost $26,331,249) 19,592,984
Total Exchange Traded Funds
(cost $93,130,924) 89,737,351
Short-Term Investment 1 .4%
Shares Value ($)
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 13,010,833 13,010,833
Total Short-Term Investment
(cost $13,010,833)
13,010,833
Repurchase Agreements 2 .1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $6,976,095,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $7,114,747.
(d)(e) 6,975,242 6,975,242
Pershing LLC, 4.40%,
dated 6/30/2025, due
7/1/2025, repurchase price
$12,001,467, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $12,240,037.(d)(e) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $18,975,242) 18,975,242
Total Investments
(cost $837,680,169) — 98.3% 901,885,188
Other assets in excess of liabilities — 1.7% 15,957,884
NET ASSETS — 100.0% $ 917,843,072
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $18,709,513, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $18,975,242.
(c) Represents 7-day effective yield as of June 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $18,975,242.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 15
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 260 9/2025 USD 34,862,100 420,829
Russell 2000 E-Mini Index 43 9/2025 USD 4,712,155 64,368
S&P 500 E-Mini Index 277 9/2025 USD 86,614,438 1,549,894
S&P Midcap 400 E-Mini Index 23 9/2025 USD 7,188,650 94,171
Net contracts 2,129,262
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

16 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 376,987,352
Investment securities of unaffiliated issuers, at value
*
38,628,766
Repurchase agreements, at value 12,210,993
Interest and dividends receivable 271
Security lending income receivable 913
Receivable for investments sold 853,550
Receivable for capital shares issued 12,204
Reclaims receivable —
Prepaid expenses 1,831
Total Assets 428,695,880
Liabilities:
Payable for capital shares redeemed 860,982
Payable upon return of securities loaned (Note 2) 12,210,993
Accrued expenses and other payables:
Investment advisory fees 43,410
Fund administration fees 24,809
Distribution fees 83,538
Administrative servicing fees 49,644
Accounting and transfer agent fees 562
Trustee fees 26
Custodian fees 1,202
Compliance program costs (Note 3) 417
Professional fees 11,419
Printing fees 12,096
Other 1,738
Total Liabilities 13,300,836
Net Assets $ 415,395,044
* Includes value of securities on loan (Note 2) 11,993,152
Cost of investment securities of affiliated issuers 320,085,418
Cost of investment securities of unaffiliated issuers 37,680,324
Cost of repurchase agreements 12,210,993
Represented by:
Capital $ 346,286,552
Total distributable earnings (loss) 69,108,492
Net Assets $ 415,395,044

Investor Destinations Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 17
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 923,189,909 $ 1,539,125,131 $ 438,022,979 $ 376,422,951 $ 951,599,651
86,191,039 202,222,533 56,961,219 57,269,823 117,840,772
10,238,490 57,104,522 3,045,299 9,957,444 5,352,432
10,281 90,320 38,424 45,185 73,769
1,820 3,098 997 839 1,764
407,775 1,227,850 422,491 338,845 605,510
14,461 1,146 2,002 689 2,794
— 1,141 — — —
4,226 6,927 1,860 1,632 4,232
1,020,058,001 1,799,782,668 498,495,271 444,037,408 1,075,480,924
415,936 1,220,696 419,429 334,617 601,729
10,238,490 57,104,522 3,045,299 9,957,444 5,352,432
105,562 183,151 52,176 45,729 112,557
35,461 48,764 26,337 25,235 36,683
203,178 352,221 100,423 88,039 216,460
131,018 240,491 65,545 54,248 130,600
1,378 2,485 750 672 1,568
61 — 58 10 43
6,665 16,910 6,660 6,428 11,446
1,034 1,837 529 469 1,137
17,808 25,975 12,543 11,860 18,843
14,500 28,001 15,444 12,742 13,038
5,534 13,118 4,589 4,912 9,101
11,176,625 59,238,171 3,749,782 10,542,405 6,505,637
$ 1,008,881,376 $ 1,740,544,497 $ 494,745,489 $ 433,495,003 $ 1,068,975,287
10,077,494 56,225,734 3,011,178 9,845,876 5,462,485
812,299,997 1,421,603,027 421,521,646 374,291,181 903,473,606
84,475,439 209,533,179 56,656,113 61,291,124 116,539,931
10,238,490 57,104,522 3,045,299 9,957,444 5,352,432
$ 874,505,732 $ 1,627,179,686 $ 489,894,942 $ 454,537,469 $ 1,020,019,317
134,375,644 113,364,811 4,850,547 (21,042,466) 48,955,970
$ 1,008,881,376 $ 1,740,544,497 $ 494,745,489 $ 433,495,003 $ 1,068,975,287

18 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Net Assets:
Class II Shares $ 355,372,326
Class P Shares 60,022,718
Total $ 415,395,044
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 28,474,096
Class P Shares 4,826,190
Total 33,300,286
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 12 .48
Class P Shares $ 12 .44

Investor Destinations Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 875,665,788 $ 1,687,360,003 $ 491,427,336 $ 429,074,091 $ 1,058,076,367
133,215,588 53,184,494 3,318,153 4,420,912 10,898,920
$ 1,008,881,376 $ 1,740,544,497 $ 494,745,489 $ 433,495,003 $ 1,068,975,287
80,429,684 168,196,805 47,749,314 42,039,958 70,865,308
12,327,387 5,313,387 323,280 432,549 728,135
92,757,071 173,510,192 48,072,594 42,472,507 71,593,443
$ 10 .89 $ 10 .03 $ 10 .29 $ 10 .21 $ 14 .93
$ 10 .81 $ 10 .01 $ 10 .26 $ 10 .22 $ 14 .97

20 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 939,153,844
Investment securities of unaffiliated issuers, at value
*
104,486,215
Repurchase agreements, at value 20,521,938
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 21,515
Security lending income receivable 2,039
Receivable for investments sold 899,398
Receivable for capital shares issued 138
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 4,234
Total Assets 1,065,089,321
Liabilities:
Payable for capital shares redeemed 893,076
Payable upon return of securities loaned (Note 2) 20,521,938
Accrued expenses and other payables:
Investment advisory fees 109,566
Fund administration fees 36,159
Distribution fees 210,710
Administrative servicing fees 129,274
Accounting and transfer agent fees 1,501
Trustee fees 29
Custodian fees 9,455
Compliance program costs (Note 3) 1,094
Professional fees 17,462
Printing fees 10,265
Other 7,706
Total Liabilities 21,948,235
Commitments and contingencies (Note 3) —
Net Assets $ 1,043,141,086
* Includes value of securities on loan (Note 2) 22,070,616
Cost of investment securities of affiliated issuers 847,763,451
Cost of investment securities of unaffiliated issuers 106,212,130
Cost of repurchase agreements 20,521,938
Represented by:
Capital $ 915,118,636
Total distributable earnings (loss) 128,022,450
Net Assets $ 1,043,141,086

Investor Destinations Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 21
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 332,256,246 $ 780,161,762
41,044,701 102,748,184
1,526,264 18,975,242
13,260,525 27,426,790
997,302 7,461,917
58,773 123,681
741 2,010
251,458 933,782
14,924 17,100
56,490 416,223
15,509 23,931
1,661 4,045
389,484,594 938,294,667
281,368 994,316
1,526,264 18,975,242
47,050 111,432
24,379 33,982
77,825 184,396
46,721 109,318
570 1,440
16 43
2,715 6,951
414 990
11,503 17,692
11,994 8,775
2,818 7,018
2,033,637 20,451,595
— —
$ 387,450,957 $ 917,843,072
1,509,163 18,709,513
310,871,456 712,563,170
40,479,911 106,141,757
1,526,264 18,975,242
$ 390,240,821 $ 916,686,564
(2,789,864) 1,156,508
$ 387,450,957 $ 917,843,072

22 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ —
Class II Shares 1,025,613,079
Class P Shares 17,528,007
Total $ 1,043,141,086
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 69,433,352
Class P Shares 1,188,510
Total 70,621,862
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 14 .77
Class P Shares $ 14 .75

Investor Destinations Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 23
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 2,950,012 $ 7,360,964
384,500,945 910,482,108
— —
$ 387,450,957 $ 917,843,072
258,782 642,301
34,154,016 80,484,925
— —
34,412,798 81,127,226
$ 11 .40 $ 11 .46
$ 11 .26 $ 11 .31
$ — $ —

24 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 701,870
Dividend income from unaffiliated issuers 458,352
Income from securities lending (net of fees) (Note 2) 2,878
Interest income (unaffiliated) 91
Total Income 1,163,191
EXPENSES:
Investment advisory fees 253,039
Fund administration fees 64,240
Distribution fees Class II Shares 416,839
Distribution fees Class P Shares 69,779
Administrative servicing fees Class II Shares 250,104
Professional fees 14,857
Printing fees 2,106
Trustee fees 7,257
Custodian fees 2,191
Accounting and transfer agent fees 1,298
Compliance program costs (Note 3) 860
Other 2,231
Total Expenses 1,084,801
NET INVESTMENT INCOME 78,390
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 5,456,026
Transactions in investment securities of unaffiliated issuers (42,893)
Net realized gains (losses) 5,413,133
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 26,228,671
Investment securities of unaffiliated issuers 1,477,360
Net change in unrealized appreciation/depreciation 27,706,031
Net realized/unrealized gains (losses) 33,119,164
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 33,197,554

Investor Destinations Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 25
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 1,552,234 $ 2,226,632 $ 696,248 $ 646,578 $ 1,132,179
1,155,441 3,210,215 1,109,138 1,096,606 2,038,204
6,906 14,522 4,719 3,643 8,276
361 1,671 634 771 1,357
2,714,942 5,453,040 1,810,739 1,747,598 3,180,016
626,885 1,106,400 317,027 279,373 684,302
126,340 206,004 74,879 68,623 135,892
1,050,640 2,064,618 605,781 531,895 1,302,901
154,920 63,096 3,892 5,366 13,078
630,387 1,238,777 363,471 319,138 781,744
26,404 41,424 17,011 15,814 28,450
10,447 19,376 4,964 4,215 11,989
17,902 31,407 9,046 7,880 19,402
2,721 348 — — 155
2,912 5,069 1,594 1,438 3,096
2,141 3,801 1,088 962 2,355
6,213 11,464 3,348 2,941 7,282
2,657,912 4,791,784 1,402,101 1,237,645 2,990,646
57,030 661,256 408,638 509,953 189,370
23,295,323 21,865,665 (141,012) (1,714,893) 4,548,261
(2,134,301) (11,491,274) (8,797,621) (6,159,407) (11,180,450)
21,161,022 10,374,391 (8,938,633) (7,874,300) (6,632,189)
45,685,745 75,798,119 23,506,265 18,011,663 50,236,101
5,075,275 19,196,439 10,821,118 7,680,415 15,933,588
50,761,020 94,994,558 34,327,383 25,692,078 66,169,689
71,922,042 105,368,949 25,388,750 17,817,778 59,537,500
$ 71,979,072 $ 106,030,205 $ 25,797,388 $ 18,327,731 $ 59,726,870

26 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 1,455,912
Dividend income from unaffiliated issuers 1,435,018
Income from securities lending (net of fees) (Note 2) 7,659
Interest income (unaffiliated) 764
Total Income 2,899,353
EXPENSES:
Investment advisory fees 660,393
Fund administration fees 131,918
Distribution fees Class II Shares 1,250,082
Distribution fees Class P Shares 19,918
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 750,053
Professional fees 28,092
Printing fees 10,621
Trustee fees 18,835
Custodian fees 412
Accounting and transfer agent fees 3,018
Compliance program costs (Note 3) 2,271
Other 6,900
Total expenses before expenses reimbursed 2,882,513
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,882,513
NET INVESTMENT INCOME 16,840
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 17,221,431
Transactions in investment securities of unaffiliated issuers (8,279,722)
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 8,941,709
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 46,136,445
Investment securities of unaffiliated issuers 12,595,616
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 58,732,061
Net realized/unrealized gains (losses) 67,673,770
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 67,690,610

Investor Destinations Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 27
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 393,598 $ 1,132,646
707,078 1,640,790
2,931 8,592
368,414 945,168
1,472,021 3,727,196
290,095 694,707
63,979 122,241
480,004 1,148,878
— —
2,092 5,376
288,004 689,330
15,045 26,258
3,154 10,465
7,045 17,072
660 1,463
1,194 2,705
864 2,079
2,477 6,378
1,154,613 2,726,952
(94,025) (141,408)
1,060,588 2,585,544
411,433 1,141,652
1,947,655 7,444,743
(3,407,111) (5,873,420)
(14,322,706) (44,676,855)
(15,782,162) (43,105,532)
17,217,609 42,044,189
5,061,864 9,847,460
730,081 4,113,096
23,009,554 56,004,745
7,227,392 12,899,213
$ 7,638,825 $ 14,040,865

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 78,390 $ 4,219,739
Net realized gains 5,413,133 30,885,272
Net change in unrealized appreciation/depreciation 27,706,031 11,598,965
Change in net assets resulting from operations 33,197,554 46,703,976
Change in net assets from capital transactions (9,212,954) (25,466,075)
Change in net assets 23,984,600 21,237,901
Net Assets:
Beginning of period 391,410,444 370,172,543
End of period $ 415,395,044 $ 391,410,444
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 13,432,631 $ 23,771,344
Dividends reinvested — —
Cost of shares redeemed (22,178,059) (50,765,189)
Total Class II Shares (8,745,428) (26,993,845)
Class P Shares
Proceeds from shares issued 2,058,951 4,087,844
Dividends reinvested — —
Cost of shares redeemed (2,526,477) (2,560,074)
Total Class P Shares (467,526) 1,527,770
Change in net assets from capital transactions $ (9,212,954) $ (25,466,075)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,184,651 2,164,767
Reinvested — —
Redeemed (1,897,955) (4,538,572)
Total Class II Shares (713,304) (2,373,805)
Class P Shares
Issued 176,174 365,873
Reinvested — —
Redeemed (216,546) (232,555)
Total Class P Shares (40,372) 133,318
Total change in shares (753,676) (2,240,487)

Investor Destinations Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 29
NVIT Investor Destinations Moderately
Aggressive Fund NVIT Investor Destinations Moderate Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 57,030 $ 13,526,942 $ 661,256 $ 32,728,782
21,161,022 69,577,658 10,374,391 99,950,604
50,761,020 24,213,032 94,994,558 28,349,705
71,979,072 107,317,632 106,030,205 161,029,091
(48,183,397) (109,887,659) (120,356,791) (268,253,259)
23,795,675 (2,570,027) (14,326,586) (107,224,168)
985,085,701 987,655,728 1,754,871,083 1,862,095,251
$ 1,008,881,376 $ 985,085,701 $ 1,740,544,497 $ 1,754,871,083
$ 10,187,558 $ 19,435,329 $ 11,778,301 $ 15,086,181
— — — —
(59,371,865) (131,229,593) (131,820,456) (283,835,043)
(49,184,307) (111,794,264) (120,042,155) (268,748,862)
2,401,487 5,206,063 2,054,168 3,464,360
— — — —
(1,400,577) (3,299,458) (2,368,804) (2,968,757)
1,000,910 1,906,605 (314,636) 495,603
$ (48,183,397) $ (109,887,659) $ (120,356,791) $ (268,253,259)
1,031,208 1,993,225 1,259,924 1,666,449
— — — —
(5,774,153) (13,484,052) (13,791,076) (30,999,859)
(4,742,945) (11,490,827) (12,531,152) (29,333,410)
237,192 533,494 215,121 378,871
— — — —
(136,579) (339,188) (251,142) (328,148)
100,613 194,306 (36,021) 50,723
(4,642,332) (11,296,521) (12,567,173) (29,282,687)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 408,638 $ 12,417,446
Net realized gains (losses) (8,938,633) 19,726,724
Net change in unrealized appreciation/depreciation 34,327,383 313,526
Change in net assets resulting from operations 25,797,388 32,457,696
Change in net assets from capital transactions (33,662,012) (80,994,484)
Change in net assets (7,864,624) (48,536,788)
Net Assets:
Beginning of period 502,610,113 551,146,901
End of period $ 494,745,489 $ 502,610,113
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 10,242,814 $ 10,509,619
Dividends reinvested — —
Cost of shares redeemed (43,913,092) (91,555,641)
Total Class II Shares (33,670,278) (81,046,022)
Class P Shares
Proceeds from shares issued 150,573 351,071
Dividends reinvested — —
Cost of shares redeemed (142,307) (299,533)
Total Class P Shares 8,266 51,538
Change in net assets from capital transactions $ (33,662,012) $ (80,994,484)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,046,304 1,094,927
Reinvested — —
Redeemed (4,446,549) (9,555,860)
Total Class II Shares (3,400,245) (8,460,933)
Class P Shares
Issued 15,161 36,594
Reinvested — —
Redeemed (14,391) (31,809)
Total Class P Shares 770 4,785
Total change in shares (3,399,475) (8,456,148)

Investor Destinations Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 31
NVIT Investor Destinations Conservative
Fund NVIT Investor Destinations Balanced Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 509,953 $ 13,515,953 $ 189,370 $ 23,523,985
(7,874,300) 6,929,923 (6,632,189) 53,843,753
25,692,078 (2,151,291) 66,169,689 11,179,068
18,327,731 18,294,585 59,726,870 88,546,806
(28,820,910) (77,694,584) (83,861,672) (207,719,598)
(10,493,179) (59,399,999) (24,134,802) (119,172,792)
443,988,182 503,388,181 1,093,110,089 1,212,282,881
$ 433,495,003 $ 443,988,182 $ 1,068,975,287 $ 1,093,110,089
$ 20,740,950 $ 38,923,030 $ 1,753,045 $ 3,023,774
— — — —
(49,537,847) (116,524,814) (85,080,790) (209,696,100)
(28,796,897) (77,601,784) (83,327,745) (206,672,326)
130,769 262,931 343,515 1,142,784
— — — —
(154,782) (355,731) (877,442) (2,190,056)
(24,013) (92,800) (533,927) (1,047,272)
$ (28,820,910) $ (77,694,584) $ (83,861,672) $ (207,719,598)
2,096,119 4,015,205 125,283 220,953
— — — —
(5,008,081) (12,069,420) (5,967,264) (15,283,098)
(2,911,962) (8,054,215) (5,841,981) (15,062,145)
13,184 27,396 24,043 81,900
— — — —
(15,575) (37,074) (61,451) (154,743)
(2,391) (9,678) (37,408) (72,843)
(2,914,353) (8,063,893) (5,879,389) (15,134,988)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 16,840 $ 16,351,558
Net realized gains (losses) 8,941,709 76,914,774
Net change in unrealized appreciation/depreciation 58,732,061 18,001,196
Change in net assets resulting from operations 67,690,610 111,267,528
Change in net assets from capital transactions (76,594,497) (180,967,771)
Change in net assets (8,903,887) (69,700,243)
Net Assets:
Beginning of period 1,052,044,973 1,121,745,216
End of period $ 1,043,141,086 $ 1,052,044,973
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 1,854,197 947,592
Dividends reinvested — —
Cost of shares redeemed (78,981,475) (179,794,950)
Total Class II Shares (77,127,278) (178,847,358)
Class P Shares
Proceeds from shares issued 2,020,302 883,235
Dividends reinvested — —
Cost of shares redeemed (1,487,521) (3,003,648)
Total Class P Shares 532,781 (2,120,413)
Change in net assets from capital transactions $ (76,594,497) $ (180,967,771)
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 130,342 70,866
Reinvested — —
Redeemed (5,649,128) (13,470,150)
Total Class II Shares (5,518,786) (13,399,284)
Class P Shares
Issued 141,444 65,916
Reinvested — —
Redeemed (105,479) (218,787)
Total Class P Shares 35,965 (152,871)
Total change in shares (5,482,821) (13,552,155)

Investor Destinations Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 411,433 $ 9,096,313 $ 1,141,652 $ 19,423,204
(15,782,162) 22,118,707 (43,105,532) 69,742,396
23,009,554 (407,407) 56,004,745 3,573,903
7,638,825 30,807,613 14,040,865 92,739,503
(24,134,892) (46,290,503) (72,167,738) (161,846,374)
(16,496,067) (15,482,890) (58,126,873) (69,106,871)
403,947,024 419,429,914 975,969,945 1,045,076,816
$ 387,450,957 $ 403,947,024 $ 917,843,072 $ 975,969,945
$ 300,770 $ 522,928 $ 270,979 $ 965,311
— — — —
(74,454) (130,413) (451,583) (217,990)
226,316 392,515 (180,604) 747,321
3,332,257 7,390,735 1,241,456 6,390,916
— — — —
(27,693,465) (54,073,753) (73,228,590) (168,984,611)
(24,361,208) (46,683,018) (71,987,134) (162,593,695)
— — — —
— — — —
— — — —
— — — —
$ (24,134,892) $ (46,290,503) $ (72,167,738) $ (161,846,374)
26,629 47,144 24,085 86,824
— — — —
(6,691) (11,872) (39,729) (19,827)
19,938 35,272 (15,644) 66,997
302,165 684,475 109,215 579,920
— — — —
(2,512,125) (4,998,082) (6,622,130) (15,490,218)
(2,209,960) (4,313,607) (6,512,915) (14,910,298)
— — — —
— — — —
— — — —
— — — —
(2,190,022) (4,278,335) (6,528,559) (14,843,301)

34 - Financial Highlights - June 30, 2025 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2025 (Unaudited) $ 11.50 $ — $ 0.98 $ 0.98 $ — $ — $ — $ 12.48 8.52% $ 355,372 0.58% 0.02% 0.58% 11.81%
12/31/2024 10.21 0.12 1.17 1.29 — — — 11.50 12.63% 335,678 0.58% 1.05% 0.58% 65.50%
12/31/2023 8.65 0.07 1.60 1.67 — (0.11) (0.11) 10.21 19.38% 322,138 0.58% 0.71% 0.58% 32.02%
12/31/2022 14.81 0.08 (2.87) (2.79) — (3.37) (3.37) 8.65 (18.89)% 284,010 0.59% 0.67% 0.59% 21.13%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
12/31/2020 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) 13.05 12.82% 296,578 0.59% 1.53% 0.59% 15.71%
Class P Shares
6/30/2025 (Unaudited) 11.45 0.01 0.98 0.99 — — — 12.44 8.65% 60,023 0.43% 0.17% 0.43% 11.81%
12/31/2024 10.15 0.14 1.16 1.30 — — — 11.45 12.81% 55,732 0.43% 1.25% 0.43% 65.50%
12/31/2023 8.59 0.09 1.58 1.67 — (0.11) (0.11) 10.15 19.52% 48,034 0.43% 0.92% 0.43% 32.02%
12/31/2022 14.72 0.10 (2.86) (2.76) — (3.37) (3.37) 8.59 (18.77)% 37,279 0.44% 0.86% 0.44% 21.13%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
12/31/2020 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) 12.96 13.00% 33,465 0.44% 1.75% 0.44% 15.71%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - June 30, 2025 (Unaudited) - Financial Highlights - 35
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2025 (Unaudited) $ 10.12 $ — $ 0.77 $ 0.77 $ — $ — $ — $ 10.89 7.61% $ 875,666 0.57% (0.01)% 0.57% 12.83%
12/31/2024 9.10 0.13 0.89 1.02 — — — 10.12 11.21% 862,310 0.57% 1.32% 0.57% 59.00%
12/31/2023 7.80 0.08 1.31 1.39 — (0.09) (0.09) 9.10 17.93% 879,263 0.57% 0.90% 0.57% 26.42%
12/31/2022 14.70 0.08 (2.75) (2.67) — (4.23) (4.23) 7.80 (18.28)% 827,408 0.57% 0.77% 0.57% 16.14%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
12/31/2020 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) 13.15 12.33% 1,034,734 0.58% 1.49% 0.58% 13.54%
Class P Shares
6/30/2025 (Unaudited) 10.04 0.01 0.76 0.77 — — — 10.81 7.67% 133,216 0.42% 0.15% 0.42% 12.83%
12/31/2024 9.01 0.15 0.88 1.03 — — — 10.04 11.43% 122,776 0.42% 1.55% 0.42% 59.00%
12/31/2023 7.71 0.09 1.30 1.39 — (0.09) (0.09) 9.01 18.14% 108,393 0.42% 1.12% 0.42% 26.42%
12/31/2022 14.58 0.11 (2.75) (2.64) — (4.23) (4.23) 7.71 (18.23)% 88,712 0.42% 0.98% 0.42% 16.14%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
12/31/2020 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) 13.04 12.53% 89,662 0.43% 1.75% 0.43% 13.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

36 - Financial Highlights - June 30, 2025 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2025 (Unaudited) $ 9.43 $ — $ 0.60 $ 0.60 $ — $ — $ — $ 10.03 6.36% $ 1,687,360 0.57% 0.07% 0.57% 12.57%
12/31/2024 8.65 0.16 0.62 0.78 — — — 9.43 9.02% 1,704,568 0.57% 1.78% 0.57% 51.63%
12/31/2023 7.54 0.11 1.00 1.11 — — — 8.65 14.72% 1,816,480 0.57% 1.31% 0.57% 18.91%
12/31/2022 13.14 0.10 (2.26) (2.16) — (3.44) (3.44) 7.54 (16.55)% 1,802,235 0.57% 1.01% 0.57% 12.51%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
12/31/2020 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) 12.07 10.34% 2,461,085 0.57% 1.56% 0.57% 12.14%
Class P Shares
6/30/2025 (Unaudited) 9.40 0.01 0.60 0.61 — — — 10.01 6.49% 53,184 0.42% 0.23% 0.42% 12.57%
12/31/2024 8.61 0.18 0.61 0.79 — — — 9.40 9.18% 50,303 0.42% 2.02% 0.42% 51.63%
12/31/2023 7.49 0.12 1.00 1.12 — — — 8.61 14.95% 45,615 0.42% 1.56% 0.42% 18.91%
12/31/2022 13.07 0.12 (2.26) (2.14) — (3.44) (3.44) 7.49 (16.49)% 39,031 0.42% 1.22% 0.42% 12.51%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
12/31/2020 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) 12.02 10.59% 34,383 0.42% 1.98% 0.42% 12.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - June 30, 2025 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2025 (Unaudited) $ 9.76 $ 0.01 $ 0.52 $ 0.53 $ — $ — $ — $ 10.29 5.43% $ 491,427 0.58% 0.17% 0.58% 15.94%
12/31/2024 9.20 0.22 0.34 0.56 — — — 9.76 6.09% 499,472 0.57% 2.32% 0.57% 40.85%
12/31/2023 8.27 0.16 0.77 0.93 — — — 9.20 11.25% 548,239 0.57% 1.88% 0.57% 14.63%
12/31/2022 11.88 0.14 (1.84) (1.70) — (1.91) (1.91) 8.27 (14.39)% 574,999 0.58% 1.42% 0.58% 13.53%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
12/31/2020 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) 11.25 8.55% 809,718 0.58% 1.54% 0.58% 14.41%
Class P Shares
6/30/2025 (Unaudited) 9.73 0.02 0.51 0.53 — — — 10.26 5.45% 3,318 0.43% 0.32% 0.43% 15.94%
12/31/2024 9.15 0.25 0.33 0.58 — — — 9.73 6.34% 3,138 0.42% 2.62% 0.42% 40.85%
12/31/2023 8.21 0.18 0.76 0.94 — — — 9.15 11.45% 2,908 0.42% 2.11% 0.42% 14.63%
12/31/2022 11.80 0.17 (1.85) (1.68) — (1.91) (1.91) 8.21 (14.34)% 2,709 0.43% 1.68% 0.43% 13.53%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
12/31/2020 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) 11.18 8.71% 2,818 0.43% 1.83% 0.43% 14.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

38 - Financial Highlights - June 30, 2025 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2025 (Unaudited) $ 9.78 $ 0.01 $ 0.42 $ 0.43 $ — $ — $ — $ 10.21 4.40% $ 429,074 0.58% 0.24% 0.58% 18.58%
12/31/2024 9.42 0.27 0.09 0.36 — — — 9.78 3.82% 439,731 0.57% 2.85% 0.57% 36.09%
12/31/2023 8.72 0.22 0.48 0.70 — — — 9.42 8.03% 499,205 0.58% 2.44% 0.58% 14.13%
12/31/2022 10.74 0.16 (1.46) (1.30) — (0.72) (0.72) 8.72 (12.19)% 542,037 0.58% 1.69% 0.58% 17.41%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
12/31/2020 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) 10.54 6.71% 790,805 0.58% 1.66% 0.58% 22.58%
Class P Shares
6/30/2025 (Unaudited) 9.79 0.02 0.41 0.43 — — — 10.22 4.39% 4,421 0.43% 0.39% 0.43% 18.58%
12/31/2024 9.41 0.30 0.08 0.38 — — — 9.79 4.04% 4,257 0.42% 3.10% 0.42% 36.09%
12/31/2023 8.70 0.25 0.46 0.71 — — — 9.41 8.16% 4,184 0.43% 2.79% 0.43% 14.13%
12/31/2022 10.70 0.18 (1.46) (1.28) — (0.72) (0.72) 8.70 (12.04)% 3,506 0.43% 1.84% 0.43% 17.41%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
12/31/2020 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) 10.51 6.95% 4,515 0.43% 1.82% 0.43% 22.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - June 30, 2025 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2025 (Unaudited) $ 14.11 $ — $ 0.82 $ 0.82 $ — $ — $ — $ 14.93 5.81% $ 1,058,076 0.57% 0.03% 0.57% 15.49%
12/31/2024 13.09 0.28 0.74 1.02 — — — 14.11 7.79% 1,082,290 0.57% 2.02% 0.57% 46.21%
12/31/2023 11.58 0.20 1.31 1.51 — — — 13.09 13.04% 1,201,305 0.57% 1.60% 0.57% 16.90%
12/31/2022 17.34 0.17 (2.75) (2.58) — (3.18) (3.18) 11.58 (14.99)% 1,205,067 0.57% 1.19% 0.57% 13.14%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
12/31/2020 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) 16.20 9.41% 1,620,709 0.57% 1.61% 0.57% 14.53%
Class P Shares
6/30/2025 (Unaudited) 14.13 0.01 0.83 0.84 — — — 14.97 5.94% 10,899 0.42% 0.19% 0.42% 15.49%
12/31/2024 13.09 0.30 0.74 1.04 — — — 14.13 7.95% 10,820 0.42% 2.21% 0.42% 46.21%
12/31/2023 11.57 0.22 1.30 1.52 — — — 13.09 13.14% 10,977 0.42% 1.82% 0.42% 16.90%
12/31/2022 17.30 0.20 (2.75) (2.55) — (3.18) (3.18) 11.57 (14.84)% 10,818 0.42% 1.41% 0.42% 13.14%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
12/31/2020 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) 16.16 9.50% 11,365 0.42% 1.91% 0.42% 14.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - June 30, 2025 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2025 (Unaudited) $ 13.82 $ — $ 0.95 $ 0.95 $ — $ — $ — $ 14.77 6.87% $ 1,025,613 0.57% —% 0.57% 11.02%
12/31/2024 12.51 0.20 1.11 1.31 — — — 13.82 10.47% 1,036,149 0.57% 1.48% 0.57% 55.20%
12/31/2023 10.76 0.12 1.64 1.76 — (0.01) (0.01) 12.51 16.38% 1,105,475 0.57% 1.04% 0.57% 19.54%
12/31/2022 20.21 0.13 (3.65) (3.52) — (5.93) (5.93) 10.76 (17.57)% 1,078,510 0.57% 0.89% 0.57% 12.44%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
12/31/2020 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) 18.32 11.62% 1,462,628 0.57% 1.52% 0.57% 12.84%
Class P Shares
6/30/2025 (Unaudited) 13.79 0.01 0.95 0.96 — — — 14.75 6.96% 17,528 0.42% 0.17% 0.42% 11.02%
12/31/2024 12.46 0.22 1.11 1.33 — — — 13.79 10.67% 15,896 0.42% 1.62% 0.42% 55.20%
12/31/2023 10.70 0.14 1.63 1.77 — (0.01) (0.01) 12.46 16.56% 16,271 0.42% 1.25% 0.42% 19.54%
12/31/2022 20.12 0.16 (3.65) (3.49) — (5.93) (5.93) 10.70 (17.50)% 14,549 0.42% 1.09% 0.42% 12.44%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
12/31/2020 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) 18.24 11.80% 14,683 0.42% 1.96% 0.42% 12.84%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - June 30, 2025 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 11.16 $ 0.03 $ 0.21 $ 0.24 $ — $ — $ — $ 11.40 2.15% $ 2,950 0.30% 0.47% 0.35% 16.88%
12/31/2024 10.35 0.29 0.52 0.81 — — — 11.16 7.83% 2,666 0.30% 2.62% 0.35% 52.20%
12/31/2023 9.21 0.21 0.93 1.14 — — — 10.35 12.38% 2,107 0.30% 2.15% 0.35% 24.34%
12/31/2022 12.00 0.16 (1.81) (1.65) — (1.14) (1.14) 9.21 (13.87)% 1,763 0.30% 1.58% 0.35% 15.70%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
12/31/2020 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) 11.45 4.83% 1,402 0.30% 1.91% 0.35% 13.58%
Class II Shares
6/30/2025 (Unaudited) 11.04 0.01 0.21 0.22 — — — 11.26 1.99% 384,501 0.55% 0.21% 0.60% 16.88%
12/31/2024 10.26 0.23 0.55 0.78 — — — 11.04 7.60% 401,281 0.55% 2.17% 0.60% 52.20%
12/31/2023 9.15 0.17 0.94 1.11 — — — 10.26 12.13% 417,323 0.55% 1.77% 0.60% 24.34%
12/31/2022 11.97 0.13 (1.81) (1.68) — (1.14) (1.14) 9.15 (14.17)% 408,553 0.55% 1.23% 0.60% 15.70%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
12/31/2020 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) 11.41 4.56% 494,836 0.55% 1.54% 0.60% 13.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - June 30, 2025 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 11.26 $ 0.03 $ 0.17 $ 0.20 $ — $ — $ — $ 11.46 1.78% $ 7,361 0.31% 0.50% 0.34% 13.06%
12/31/2024 10.29 0.25 0.72 0.97 — — — 11.26 9.43% 7,412 0.31% 2.27% 0.34% 54.81%
12/31/2023 9.09 0.18 1.02 1.20 — — — 10.29 13.20% 6,081 0.31% 1.85% 0.34% 25.48%
12/31/2022 12.96 0.16 (2.06) (1.90) — (1.97) (1.97) 9.09 (14.96)% 4,883 0.31% 1.43% 0.34% 14.73%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
12/31/2020 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) 12.01 6.59% 3,608 0.31% 1.88% 0.35% 13.50%
Class II Shares
6/30/2025 (Unaudited) 11.13 0.01 0.17 0.18 — — — 11.31 1.62% 910,482 0.56% 0.24% 0.59% 13.06%
12/31/2024 10.20 0.20 0.73 0.93 — — — 11.13 9.12% 968,558 0.56% 1.87% 0.59% 54.81%
12/31/2023 9.03 0.14 1.03 1.17 — — — 10.20 12.96% 1,038,996 0.56% 1.50% 0.59% 25.48%
12/31/2022 12.92 0.12 (2.04) (1.92) — (1.97) (1.97) 9.03 (15.16)% 1,023,306 0.56% 1.06% 0.59% 14.73%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
12/31/2020 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) 11.98 6.33% 1,210,471 0.56% 1.49% 0.60% 13.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 43
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”) (together, the “Underlying
Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

44 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,589,533 $ – $ – $ 38,589,533
Investment Companies 376,987,352 – – 376,987,352
Repurchase Agreements – 12,210,993 – 12,210,993
Short-Term Investment 39,233 – – 39,233
Total $ 415,616,118 $ 12,210,993 $ – $ 427,827,111
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 83,519,420 $ – $ – $ 83,519,420
Investment Companies 923,189,909 – – 923,189,909
Repurchase Agreements – 10,238,490 – 10,238,490
Short-Term Investment 2,671,619 – – 2,671,619
Total $ 1,009,380,948 $ 10,238,490 $ – $ 1,019,619,438

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 45
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 176,658,709 $ – $ – $ 176,658,709
Investment Companies 1,539,125,131 – – 1,539,125,131
Repurchase Agreements – 57,104,522 – 57,104,522
Short-Term Investment 25,563,824 – – 25,563,824
Total $ 1,741,347,664 $ 57,104,522 $ – $ 1,798,452,186
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 45,951,405 $ – $ – $ 45,951,405
Investment Companies 438,022,979 – – 438,022,979
Repurchase Agreements – 3,045,299 – 3,045,299
Short-Term Investment 11,009,814 – – 11,009,814
Total $ 494,984,198 $ 3,045,299 $ – $ 498,029,497
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 44,446,146 $ – $ – $ 44,446,146
Investment Companies 376,422,951 – – 376,422,951
Repurchase Agreements – 9,957,444 – 9,957,444
Short-Term Investment 12,823,677 – – 12,823,677
Total $ 433,692,774 $ 9,957,444 $ – $ 443,650,218
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 96,687,511 $ – $ – $ 96,687,511
Investment Companies 951,599,651 – – 951,599,651
Repurchase Agreements – 5,352,432 – 5,352,432
Short-Term Investment 21,153,261 – – 21,153,261
Total $ 1,069,440,423 $ 5,352,432 $ – $ 1,074,792,855
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 98,477,329 $ – $ – $ 98,477,329
Investment Companies 939,153,844 – – 939,153,844
Repurchase Agreements – 20,521,938 – 20,521,938
Short-Term Investment 6,008,886 – – 6,008,886
Total $ 1,043,640,059 $ 20,521,938 $ – $ 1,064,161,997

46 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semi-annual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2025, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 33,711,325 $ – $ – $ 33,711,325
Futures Contracts# 398,848 – – 398,848
Investment Companies 332,256,246 – – 332,256,246
Repurchase Agreement – 1,526,264 – 1,526,264
Short-Term Investment 7,333,376 – – 7,333,376
Total $ 373,699,795 $ 1,526,264 $ – $ 375,226,059
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 89,737,351 $ – $ – $ 89,737,351
Futures Contracts# 2,129,262 – – 2,129,262
Investment Companies 780,161,762 – – 780,161,762
Repurchase Agreements – 18,975,242 – 18,975,242
Short-Term Investment 13,010,833 – – 13,010,833
Total $ 885,039,208 $ 18,975,242 $ – $ 904,014,450
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 47
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2025:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2025:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 398,848
Total $ 398,848
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 2,129,262
Total $ 2,129,262
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (14,322,706)
Total $ (14,322,706)

48 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2025:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2025:
(d) Securities Lending
During the six months ended June 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (44,676,855)
Total $ (44,676,855)
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 730,081
Total $ 730,081
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 4,113,096
Total $ 4,113,096
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 12,988,088
Average Notional Balance Short $ 26,717,394
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 68,761,715
Average Notional Balance Short $ 66,879,474

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 49
as of June 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 12,210,993
Investor Destinations Moderately Aggressive 10,238,490
Investor Destinations Moderate 57,104,522
Investor Destinations Moderately Conservative 3,045,299
Investor Destinations Conservative 9,957,444
Investor Destinations Balanced 5,352,432
Investor Destinations Capital Appreciation 20,521,938
Investor Destinations Managed Growth & Income 1,526,264
Investor Destinations Managed Growth 18,975,242
As of June 30, 2025, the joint repos on a gross basis were as follows:
BofA Securities, Inc., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $50,006,084, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 5.56%, maturing 10/20/2034 - 2/20/2070; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $139,383,070, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $142,153,358.

50 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
As of June 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $142,017,354, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $144,840,000.
Citi Global Market, Inc., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $172,020,927, collateralized by U.S.
Government Treasury Securities, ranging from 0.38% - 4.00%, maturing 1/31/2026 - 6/30/2028; total market value
$175,440,034.
Pershing LLC, 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $247,030,188, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/7/2025 - 12/20/2073; total market value $251,940,757.
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,210,993 $ – $ 2,210,993 $ (2,210,993) $ –
Citi Global Market,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
Total $ 12,210,993 $ – $ 12,210,993 $ (12,210,993) $ –
Investor Destinations Moderately Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 238,490 $ – $ 238,490 $ (238,490) $ –
Citi Global Market,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
Total $ 10,238,490 $ – $ 10,238,490 $ (10,238,490) $ –

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 51
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Cantor Fitzgerald &
Co. 6,104,522 – 6,104,522 (6,104,522) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Citi Global Market,
Inc. 35,000,000 – 35,000,000 (35,000,000) –
Pershing LLC 11,000,000 – 11,000,000 (11,000,000) –
Total $ 57,104,522 $ – $ 57,104,522 $ (57,104,522) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 45,299 $ – $ 45,299 $ (45,299) $ –
Cantor Fitzgerald &
Co. 3,000,000 – 3,000,000 (3,000,000) –
Total $ 3,045,299 $ – $ 3,045,299 $ (3,045,299) $ –

52 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
Cantor Fitzgerald &
Co. 957,444 – 957,444 (957,444) –
Cantor Fitzgerald &
Co. 3,000,000 – 3,000,000 (3,000,000) –
Total $ 9,957,444 $ – $ 9,957,444 $ (9,957,444) $ –
Investor Destinations Balanced
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 352,432 $ – $ 352,432 $ (352,432) $ –
Citi Global Market,
Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 5,352,432 $ – $ 5,352,432 $ (5,352,432) $ –
Investor Destinations Capital Appreciation
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,521,938 $ – $ 1,521,938 $ (1,521,938) $ –
Cantor Fitzgerald &
Co. 4,000,000 – 4,000,000 (4,000,000) –
Citi Global Market,
Inc. 15,000,000 – 15,000,000 (15,000,000) –
Total $ 20,521,938 $ – $ 20,521,938 $ (20,521,938) $ –

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 53
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Investor Destinations Managed Growth & Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,526,264 $ – $ 1,526,264 $ (1,526,264) $ –
Total $ 1,526,264 $ – $ 1,526,264 $ (1,526,264) $ –
Investor Destinations Managed Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 6,975,242 $ – $ 6,975,242 $ (6,975,242) $ –
Pershing LLC 12,000,000 – 12,000,000 (12,000,000) –
Total $ 18,975,242 $ – $ 18,975,242 $ (18,975,242) $ –
* As of June 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

54 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(j) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 55
For the six months ended June 30, 2025, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $26,040 during the six months ended June 30, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28
Investor Destinations Managed Growth & Income All Classes 0.15
Investor Destinations Managed Growth All Classes 0.16
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
June 30, 2025
Amount Total
Investor Destinations Managed
Growth & Income $ 104,584 $ 195,830 $ 190,333 $ 94,025 $ 584,772
Investor Destinations Managed
Growth 168,652 301,658 285,720 141,408 897,438

56 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $994,116 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $16,421.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2025, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the six months ended June 30, 2025, each Fund’s total administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class I Class II
Investor Destinations Aggressive N/A 0.15%
Investor Destinations Moderately Aggressive N/A 0.15
Investor Destinations Moderate N/A 0.15
Investor Destinations Moderately Conservative N/A 0.15
Investor Destinations Conservative N/A 0.15
Investor Destinations Balanced N/A 0.15
Investor Destinations Capital Appreciation N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 250,104
Investor Destinations Moderately Aggressive 630,387
Investor Destinations Moderate 1,238,777
Investor Destinations Moderately Conservative 363,471
Investor Destinations Conservative 319,138
Investor Destinations Balanced 781,744
Investor Destinations Capital Appreciation 750,053
Investor Destinations Managed Growth & Income 290,096
Investor Destinations Managed Growth 694,706

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 57
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2025 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 11,021,057 145,107,303 8,366,937 (14,105,674) (40,341) 6,700,787 146,029,012 553,919 —
Nationwide International
Equity Portfolio, Class R6 3,262,747 38,422,452 1,027,047 (8,378,138) 923,210 9,018,162 41,012,733 147,951 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,292,256 21,247,239 571,830 (2,449,297) 255,995 2,792,492 22,418,259 — —
NVIT International Index
Fund, Class Y 2,615,180 47,046,717 689,795 (22,017,313) 4,540,643 2,900,637 33,160,479 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 3,215,875 62,356,085 8,158,791 (3,097,668) (150,107) 3,417,822 70,684,923 — —
NVIT Mid Cap Index Fund,
Class Y 1,518,968 28,779,399 3,231,607 (1,328,139) (71,907) 117,767 30,728,727 — —
NVIT Small Cap Index Fund,
Class Y – 1,264,812 228 (1,285,232) 242,567 (222,375) — — —
NVIT Bond Index Fund,
Class Y 3,509,395 30,962,057 2,273,332 (1,541,515) (244,034) 1,503,379 32,953,219 — —
Total 375,186,064 24,319,567 (54,202,976) 5,456,026 26,228,671 376,987,352 701,870 —
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 24,818,721 327,727,425 22,325,534 (35,524,583) (417,583) 14,737,254 328,848,047 1,254,377 —
Nationwide International
Equity Portfolio, Class R6 6,544,419 80,146,564 650,754 (18,771,212) 2,074,460 18,162,785 82,263,351 297,857 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 4,957,759 47,489,906 195,181 (5,836,664) 819,135 5,819,325 48,486,883 — —
NVIT International Index
Fund, Class Y 3,132,122 98,301,604 160,618 (71,162,854) 24,235,453 (11,819,519) 39,715,302 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 7,820,260 145,747,213 26,281,635 (7,553,250) (399,689) 7,813,401 171,889,310 — —
NVIT Mid Cap Index Fund,
Class Y 2,290,477 44,596,630 3,662,722 (1,927,475) (94,943) 99,425 46,336,359 — —
NVIT Small Cap Index Fund,
Class Y – 1,202,428 — (1,221,668) 231,144 (211,904) — — —
Nationwide Bond Portfolio,
Class R6 2,070,146 — 17,887,651 (649,536) 6,201 496,835 17,741,151 — —
NVIT Bond Index Fund,
Class Y 17,881,416 176,148,447 1,745,145 (16,651,820) (3,120,782) 9,785,508 167,906,498 — —
NVIT Loomis Core Bond
Fund, Class Y 2,146,245 20,056,419 209,769 (1,027,742) (38,073) 802,635 20,003,008 — —
Total 941,416,636 73,119,009 (160,326,804) 23,295,323 45,685,745 923,189,909 1,552,234 —

58 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
Investor Destinations Moderate
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 33,879,187 468,015,596 29,483,703 (67,481,968) (45,380) 18,927,281 448,899,232 1,741,274 —
Nationwide International
Equity Portfolio, Class R6 7,056,904 88,780,530 533,618 (22,683,476) 2,449,282 19,625,324 88,705,278 322,088 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 6,437,064 63,353,607 150,795 (9,207,882) 1,379,732 7,278,231 62,954,483 — —
NVIT International Index
Fund, Class Y 4,050,705 108,835,577 123,568 (72,083,017) 25,732,575 (11,245,769) 51,362,934 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 11,304,373 220,199,225 35,490,840 (17,864,197) (870,329) 11,514,577 248,470,116 — —
NVIT Mid Cap Index Fund,
Class Y 1,477,238 29,470,407 2,262,378 (1,818,151) (52,312) 22,207 29,884,529 — —
Nationwide Bond Portfolio,
Class R6 4,062,819 — 35,594,265 (1,767,617) 16,634 975,077 34,818,359 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 768,887 7,099,779 180,025 (475,279) (102,029) 255,935 6,958,431 163,270 —
NVIT Bond Index Fund,
Class Y 49,784,545 459,515,689 24,326,542 (34,688,036) (6,359,324) 24,682,004 467,476,875 — —
NVIT Loomis Core Bond
Fund, Class Y 6,980,437 53,385,898 13,727,540 (4,437,448) (157,169) 2,538,854 65,057,675 — —
NVIT Loomis Short Term
Bond Fund, Class Y 3,439,962 35,625,743 208,035 (2,394,942) (126,015) 1,224,398 34,537,219 — —
Total 1,534,282,051 142,081,309 (234,902,013) 21,865,665 75,798,119 1,539,125,131 2,226,632 —
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 5,631,664 81,986,545 6,691,405 (16,940,746) (15,640) 2,897,983 74,619,547 293,092 —
Nationwide International
Equity Portfolio, Class R6 1,223,529 15,329,729 149,216 (3,919,658) 427,847 3,392,625 15,379,759 55,605 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,220,010 12,078,214 73,182 (1,862,677) 3,999 1,638,984 11,931,702 — —
NVIT International Index
Fund, Class Y 1,289,894 19,009,158 100,625 (6,069,032) 1,983,711 1,331,389 16,355,851 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 2,072,974 44,227,409 3,334,343 (4,073,045) (167,493) 2,242,760 45,563,974 — —
NVIT Mid Cap Index Fund,
Class Y 332,821 6,642,611 510,767 (413,635) (4,003) (2,765) 6,732,975 — —
NVIT Small Cap Index Fund,
Class Y – 2,125,380 — (2,159,331) 406,031 (372,080) — — —
Nationwide Bond Portfolio,
Class R6 2,122,208 — 18,538,049 (798,175) 6,588 440,863 18,187,325 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,635,071 15,259,380 457,757 (1,245,782) (91,852) 417,892 14,797,395 347,551 —
NVIT Bond Index Fund,
Class Y 18,723,657 165,388,163 17,371,006 (13,761,966) (2,453,233) 9,271,165 175,815,135 — —
NVIT Loomis Core Bond
Fund, Class Y 3,396,989 25,365,533 7,413,834 (2,272,956) (78,764) 1,232,286 31,659,933 — —
NVIT Loomis Short Term
Bond Fund, Class Y 2,687,190 27,862,928 504,045 (2,244,550) (158,203) 1,015,163 26,979,383 — —
Total 415,275,050 55,144,229 (55,761,553) (141,012) 23,506,265 438,022,979 696,248 —

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 59
Investor Destinations Conservative
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,090,857 36,512,080 3,103,047 (12,772,415) 151,365 709,780 27,703,857 114,577 —
Nationwide International
Equity Portfolio, Class R6 502,055 6,268,142 276,473 (1,792,411) 177,933 1,380,690 6,310,827 22,650 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 537,468 5,320,548 177,571 (965,299) 124,559 599,057 5,256,436 — —
NVIT International Index
Fund, Class Y 330,062 7,515,135 180,460 (4,577,315) 1,429,581 (362,675) 4,185,186 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,189,380 26,162,908 2,084,593 (3,360,651) (117,198) 1,372,910 26,142,562 — —
NVIT Mid Cap Index Fund,
Class Y 15,073 309,826 23,937 (28,986) 4,676 (4,535) 304,918 — —
NVIT Small Cap Index Fund,
Class Y – 346,642 — (352,198) 145,247 (139,691) — — —
Nationwide Bond Portfolio,
Class R6 1,630,072 — 14,576,182 (1,001,614) 3,844 391,301 13,969,713 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,378,704 22,349,631 1,144,209 (2,434,148) (158,082) 625,662 21,527,272 509,351 —
NVIT Bond Index Fund,
Class Y 18,511,980 171,589,653 14,115,265 (18,598,431) (3,067,312) 9,788,318 173,827,493 — —
NVIT Loomis Core Bond
Fund, Class Y 5,804,045 35,703,360 21,510,250 (4,996,804) (177,672) 2,054,568 54,093,702 — —
NVIT Loomis Short Term
Bond Fund, Class Y 4,292,927 44,569,425 1,779,298 (4,612,182) (231,834) 1,596,278 43,100,985 — —
Total 356,647,350 58,971,285 (55,492,454) (1,714,893) 18,011,663 376,422,951 646,578 —
Investor Destinations Balanced
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 16,856,904 234,439,687 21,061,312 (40,997,923) (420,510) 9,271,409 223,353,975 871,114 —
Nationwide International
Equity Portfolio, Class R6 3,529,785 44,831,554 198,950 (11,726,189) 1,246,432 9,818,653 44,369,400 160,723 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,299,215 32,927,821 27,901 (5,117,461) 756,556 3,671,503 32,266,320 — —
NVIT International Index
Fund, Class Y 2,109,083 54,540,430 23,252 (35,153,274) 8,694,762 (1,361,992) 26,743,178 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 6,249,816 116,491,691 26,881,081 (11,583,082) (571,715) 6,152,989 137,370,964 — —
NVIT Mid Cap Index Fund,
Class Y 823,550 16,586,849 1,176,705 (1,077,166) (28,258) 2,293 16,660,423 — —
Nationwide Bond Portfolio,
Class R6 3,485,641 — 30,747,620 (1,729,493) 17,259 836,554 29,871,940 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 472,897 4,409,497 104,061 (329,575) (70,541) 166,279 4,279,721 100,342 —
NVIT Bond Index Fund,
Class Y 35,426,935 327,739,180 17,372,209 (25,507,235) (4,656,315) 17,711,077 332,658,916 — —
NVIT Loomis Core Bond
Fund, Class Y 6,618,196 44,299,309 19,811,194 (4,626,686) (164,486) 2,362,254 61,681,585 — —
NVIT Loomis Short Term
Bond Fund, Class Y 4,217,453 44,246,011 355,197 (3,608,138) (254,923) 1,605,082 42,343,229 — —
Total 920,512,029 117,759,482 (141,456,222) 4,548,261 50,236,101 951,599,651 1,132,179 —

60 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 23,911,109 329,456,040 18,673,661 (44,678,452) (34,425) 13,405,364 316,822,188 1,224,875 —
Nationwide International
Equity Portfolio, Class R6 5,051,174 63,775,064 275,756 (16,387,280) 1,786,924 14,042,798 63,493,262 231,037 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 4,500,056 44,406,470 31,046 (6,465,223) 959,299 5,078,952 44,010,544 — —
NVIT International Index
Fund, Class Y 2,744,630 77,533,697 24,762 (52,885,924) 18,603,508 (8,474,136) 34,801,907 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 7,434,354 148,524,397 19,935,315 (12,045,054) (661,109) 7,653,550 163,407,099 — —
NVIT Mid Cap Index Fund,
Class Y 1,273,423 25,510,151 1,913,724 (1,617,607) (35,345) (9,568) 25,761,355 — —
Nationwide Bond Portfolio,
Class R6 1,241,598 — 10,889,505 (552,644) 5,649 297,984 10,640,494 — —
NVIT Bond Index Fund,
Class Y 24,335,087 234,610,626 2,699,162 (17,881,484) (3,191,639) 12,269,797 228,506,462 — —
NVIT Loomis Core Bond
Fund, Class Y 2,772,690 10,768,545 15,863,266 (1,630,918) (57,954) 898,533 25,841,472 — —
NVIT Loomis Short Term
Bond Fund, Class Y 2,576,600 26,730,862 518,963 (2,200,458) (153,477) 973,171 25,869,061 — —
Total 961,315,852 70,825,160 (156,345,044) 17,221,431 46,136,445 939,153,844 1,455,912 —
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 5,897,947 81,994,251 6,558,262 (13,542,385) (101,247) 3,238,917 78,147,798 302,638 —
Nationwide International
Equity Portfolio, Class R6 1,227,432 16,021,208 154,906 (4,661,390) 493,489 3,420,609 15,428,822 56,079 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,143,279 11,269,329 71,276 (1,690,967) 228,931 1,302,703 11,181,272 — —
NVIT International Index
Fund, Class Y 731,673 19,808,071 77,388 (13,248,187) 3,177,791 (537,443) 9,277,620 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 2,193,466 37,460,672 12,360,331 (3,479,833) (183,507) 2,054,727 48,212,390 — —
NVIT Mid Cap Index Fund,
Class Y 285,384 5,657,701 576,085 (452,027) (9,535) 1,091 5,773,315 — —
Nationwide Bond Portfolio,
Class R6 1,212,311 — 10,666,466 (573,759) 5,845 290,955 10,389,507 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 163,880 1,504,395 65,269 (118,829) (25,884) 58,159 1,483,110 34,881 —
NVIT Bond Index Fund,
Class Y 12,368,887 112,854,903 8,130,136 (9,360,719) (1,518,484) 6,038,016 116,143,852 — —
NVIT Loomis Core Bond
Fund, Class Y 2,306,491 15,146,090 7,160,794 (1,572,051) (55,662) 817,327 21,496,498 — —
NVIT Loomis Short Term
Bond Fund, Class Y 1,466,341 15,225,331 249,843 (1,221,578) (64,082) 532,548 14,722,062 — —
Total 316,941,951 46,070,756 (49,921,725) 1,947,655 17,217,609 332,256,246 393,598 —

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 61
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semi-
annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.
nationwide.com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Investor Destinations Managed Growth
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 17,192,740 247,122,931 9,763,453 (38,655,184) 524,344 9,048,258 227,803,802 886,003 —
Nationwide International
Equity Portfolio, Class R6 3,560,173 45,419,705 197,514 (12,190,032) 1,423,768 9,900,414 44,751,369 163,529 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,238,656 32,399,478 24,227 (5,126,305) 761,097 3,615,562 31,674,059 — —
NVIT International Index
Fund, Class Y 2,038,029 55,841,023 38,976 (37,498,123) 9,061,149 (1,600,815) 25,842,210 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 5,751,229 107,048,589 25,277,655 (10,976,468) (578,560) 5,640,787 126,412,003 — —
NVIT Mid Cap Index Fund,
Class Y 743,230 15,048,438 1,400,630 (1,380,538) (19,950) (13,035) 15,035,545 — —
Nationwide Bond Portfolio,
Class R6 2,044,211 — 18,227,093 (1,213,406) 14,590 490,611 17,518,888 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 386,873 3,604,458 146,562 (327,604) (69,495) 147,283 3,501,204 83,114 —
NVIT Bond Index Fund,
Class Y 25,285,992 235,109,628 15,308,926 (22,351,977) (3,496,065) 12,864,953 237,435,465 — —
NVIT Loomis Core Bond
Fund, Class Y 3,520,415 27,258,521 7,269,020 (2,931,582) (99,514) 1,313,824 32,810,269 — —
NVIT Loomis Short Term
Bond Fund, Class Y 1,730,772 18,239,692 253,320 (1,675,790) (76,621) 636,347 17,376,948 — —
Total 787,092,463 77,907,376 (134,327,009) 7,444,743 42,044,189 780,161,762 1,132,646 —
*
Purchases include reinvestment of income and realized gain distributions, as applicable.

62 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Investor Destinations Funds
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semi-annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and  at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semi-annual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 46,783,685 $ 55,936,479
Investor Destinations Moderately Aggressive 125,495,034 173,275,226
Investor Destinations Moderate 213,047,045 300,634,093
Investor Destinations Moderately Conservative 76,330,203 90,227,921
Investor Destinations Conservative 77,774,670 90,189,842
Investor Destinations Balanced 161,287,106 219,272,941
Investor Destinations Capital Appreciation 113,158,786 189,295,175
Investor Destinations Managed Growth & Income 60,826,795 76,003,143
Investor Destinations Managed Growth 112,935,605 168,283,697
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 63
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
11. Federal Tax Information
As of June 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 375,508,500 $ 52,856,940 $ (538,329) $ 52,318,611
Investor Destinations Moderately Aggressive 916,451,394 111,507,336 (8,339,292) 103,168,044
Investor Destinations Moderate 1,700,512,127 149,404,166 (51,464,107) 97,940,059
Investor Destinations Moderately Conservative 488,419,043 26,513,781 (16,903,327) 9,610,454
Investor Destinations Conservative 460,236,675 6,097,336 (22,683,793) (16,586,457)
Investor Destinations Balanced 1,034,517,280 73,241,997 (32,966,422) 40,275,575
Investor Destinations Capital Appreciation 980,722,862 105,628,407 (22,189,272) 83,439,135
Investor Destinations Managed Growth & Income 359,023,197 22,399,707 (6,196,845) 16,202,862
Investor Destinations Managed Growth 849,543,779 69,917,277 (15,446,606) 54,470,671

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-ID (8-25)

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 20
Statements of Changes in Net Assets 24
Financial Highlights 36
Notes to Financial Statements 45

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
Investment Companies 94 .4%
Shares Value ($)
Equity Funds 85.5%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,471,978 14,395,950
NVIT GS International Equity
Insights Fund, Class Y(a) 3,734,261 48,993,499
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,968,461 100,833,629
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,021,671 12,658,505
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,971,511 51,709,076
Total Equity Funds
(cost $173,112,984) 228,590,659
Fixed Income Funds 8.9%
Nationwide Loomis Core Bond
Fund, Class R6(a) 279,697 2,654,322
NVIT Loomis Core Bond Fund,
Class Y(a) 2,258,744 21,051,495
Total Fixed Income Funds
(cost $23,651,448) 23,705,817
Total Investment Companies
(cost $196,764,432) 252,296,476
Exchange Traded Funds 5 .6%
Shares Value ($)
Equity Funds 5.6%
iShares Core MSCI EAFE ETF 19,149 1,598,559
iShares Core S&P 500 ETF 13,030 8,090,327
JPMorgan Equity Premium
Income ETF 93,158 5,296,032
Total Exchange Traded Funds
(cost $14,414,331) 14,984,918
Total Investments
(cost $211,178,763) — 100.0% 267,281,394
Liabilities in excess of other assets — 0.0%
†
(99,430)
NET ASSETS — 100.0% $ 267,181,964
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Aggressive Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 72.9%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,306,963 22,562,096
NVIT GS International Equity
Insights Fund, Class Y(a) 5,151,280 67,584,792
NVIT GS Large Cap Equity
Fund, Class Y(a) 10,633,969 153,873,535
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,564,290 19,381,550
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 6,152,721 80,108,429
Total Equity Funds
(cost $256,199,296) 343,510,402
Fixed Income Funds 21.8%
Nationwide Loomis Core Bond
Fund, Class R6(a) 986,306 9,360,047
NVIT Loomis Core Bond Fund,
Class Y(a) 9,035,475 84,210,629
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 924,629 9,283,276
Total Fixed Income Funds
(cost $107,192,381) 102,853,952
Total Investment Companies
(cost $363,391,677) 446,364,354
Exchange Traded Funds 5 .3%
Equity Funds 5.3%
iShares Core MSCI EAFE ETF 16,880 1,409,142
iShares Core S&P 500 ETF 22,975 14,265,178
JPMorgan Equity Premium
Income ETF 164,254 9,337,840
Total Exchange Traded Funds
(cost $24,285,482) 25,012,160
Total Investments
(cost $387,677,159) — 100.0% 471,376,514
Liabilities in excess of other assets — 0.0%
†
(161,230)
NET ASSETS — 100.0% $ 471,215,284
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 54.4%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,716,554 65,687,895
NVIT GS International Equity
Insights Fund, Class Y(a) 10,965,570 143,868,277
NVIT GS Large Cap Equity
Fund, Class Y(a) 33,408,674 483,423,506
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,284,362 40,693,240
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 19,399,638 252,583,288
Total Equity Funds
(cost $726,499,419) 986,256,206
Fixed Income Funds 39.7%
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,785,950 45,418,665
NVIT Loomis Core Bond Fund,
Class Y(a) 60,875,573 567,360,344
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 10,744,259 107,872,363
Total Fixed Income Funds
(cost $776,993,912) 720,651,372
Total Investment Companies
(cost $1,503,493,331) 1,706,907,578
Exchange Traded Funds 5 .9%
Equity Funds 5.9%
iShares Core MSCI EAFE ETF 196,588 16,411,166
iShares Core S&P 500 ETF 89,192 55,379,312
JPMorgan Equity Premium
Income ETF 637,618 36,248,584
Total Exchange Traded Funds
(cost $102,727,840) 108,039,062
Total Investments
(cost $1,606,221,171) — 100.0% 1,814,946,640
Liabilities in excess of other assets — 0.0%
†
(604,301)
NET ASSETS — 100.0% $ 1,814,342,339
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Conservative Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 34.3%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,161,877 11,363,161
NVIT GS International Equity
Insights Fund, Class Y(a) 2,006,126 26,320,369
NVIT GS Large Cap Equity
Fund, Class Y(a) 4,850,981 70,193,697
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 486,349 6,025,860
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,652,258 47,552,402
Total Equity Funds
(cost $120,131,357) 161,455,489
Fixed Income Funds 59.8%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,043,967 9,447,900
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,987,814 18,864,357
NVIT Loomis Core Bond Fund,
Class Y(a) 21,630,449 201,595,789
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,114,661 51,351,191
Total Fixed Income Funds
(cost $302,770,711) 281,259,237
Total Investment Companies
(cost $422,902,068) 442,714,726
Exchange Traded Funds 5 .9%
Equity Funds 5.9%
iShares Core MSCI EAFE ETF 51,172 4,271,839
iShares Core S&P 500 ETF 23,127 14,359,554
JPMorgan Equity Premium
Income ETF 165,971 9,435,451
Total Exchange Traded Funds
(cost $26,676,159) 28,066,844
Total Investments
(cost $449,578,227) — 100.0% 470,781,570
Liabilities in excess of other assets — 0.0%
†
(181,700)
NET ASSETS — 100.0% $ 470,599,870
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
Investment Companies 94 .8%
Shares Value ($)
Equity Funds 15.9%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 467,157 4,568,798
NVIT GS International Equity
Insights Fund, Class Y(a) 814,279 10,683,340
NVIT GS Large Cap Equity
Fund, Class Y(a) 1,847,408 26,731,995
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 147,610 1,828,883
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,221,849 28,928,480
Total Equity Funds
(cost $52,491,437) 72,741,496
Fixed Income Funds 78.9%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,020,838 18,288,584
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,656,517 25,210,346
NVIT Loomis Core Bond Fund,
Class Y(a) 27,743,611 258,570,452
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,918,954 59,426,296
Total Fixed Income Funds
(cost $381,738,363) 361,495,678
Total Investment Companies
(cost $434,229,800) 434,237,174
Exchange Traded Funds 5 .2%
Equity Funds 5.2%
iShares Core MSCI EAFE ETF 33,313 2,780,969
iShares Core S&P 500 ETF 19,317 11,993,925
JPMorgan Equity Premium
Income ETF 162,511 9,238,751
Total Exchange Traded Funds
(cost $22,986,465) 24,013,645
Total Investments
(cost $457,216,265) — 100.0% 458,250,819
Liabilities in excess of other assets — 0.0%
†
(178,139)
NET ASSETS — 100.0% $ 458,072,680
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Balanced Fund - June 30, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 44.4%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,542,978 44,430,325
NVIT GS International Equity
Insights Fund, Class Y(a) 8,844,265 116,036,755
NVIT GS Large Cap Equity
Fund, Class Y(a) 20,414,511 295,397,977
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,096,868 25,980,198
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,255,009 172,580,220
Total Equity Funds
(cost $484,915,623) 654,425,475
Fixed Income Funds 49.7%
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,457,450 51,791,204
NVIT Loomis Core Bond Fund,
Class Y(a) 59,067,253 550,506,801
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 13,113,892 131,663,473
Total Fixed Income Funds
(cost $793,184,692) 733,961,478
Total Investment Companies
(cost $1,278,100,315) 1,388,386,953
Exchange Traded Funds 5 .9%
Equity Funds 5.9%
iShares Core MSCI EAFE ETF 160,453 13,394,616
iShares Core S&P 500 ETF 72,469 44,996,002
JPMorgan Equity Premium
Income ETF 520,417 29,585,707
Total Exchange Traded Funds
(cost $83,613,278) 87,976,325
Total Investments
(cost $1,361,713,593) — 100.0% 1,476,363,278
Liabilities in excess of other assets — 0.0%
†
(505,181)
NET ASSETS — 100.0% $ 1,475,858,097
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 64.4%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,982,626 78,070,078
NVIT GS International Equity
Insights Fund, Class Y(a) 15,488,323 203,206,801
NVIT GS Large Cap Equity
Fund, Class Y(a) 40,904,858 591,893,299
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,759,410 58,969,086
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 20,142,589 262,256,503
Total Equity Funds
(cost $880,555,817) 1,194,395,767
Fixed Income Funds 29.7%
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,901,143 37,021,851
NVIT Loomis Core Bond Fund,
Class Y(a) 49,077,921 457,406,224
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,482,844 55,047,755
Total Fixed Income Funds
(cost $590,815,317) 549,475,830
Total Investment Companies
(cost $1,471,371,134) 1,743,871,597
Exchange Traded Funds 5 .9%
Equity Funds 5.9%
iShares Core MSCI EAFE ETF 200,305 16,721,462
iShares Core S&P 500 ETF 90,878 56,426,150
JPMorgan Equity Premium
Income ETF 649,674 36,933,967
Total Exchange Traded Funds
(cost $104,686,108) 110,081,579
Total Investments
(cost $1,576,057,242) — 100.0% 1,853,953,176
Liabilities in excess of other assets — 0.0%
†
(611,514)
NET ASSETS — 100.0% $ 1,853,341,662
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth & Income Fund - June 30, 2025 (Unaudited) - Statement of Investments - 9
Investment Companies 90 .6%
Shares Value ($)
Equity Funds 42.8%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,340,434 13,109,443
NVIT GS International Equity
Insights Fund, Class Y(a) 2,611,215 34,259,134
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,062,366 87,722,438
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 615,206 7,622,400
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,935,949 51,246,053
Total Equity Funds
(cost $144,648,098) 193,959,468
Fixed Income Funds 47.8%
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,604,635 15,227,990
NVIT Loomis Core Bond Fund,
Class Y(a) 17,483,591 162,947,070
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,867,984 38,834,559
Total Fixed Income Funds
(cost $225,495,218) 217,009,619
Total Investment Companies
(cost $370,143,316) 410,969,087
Exchange Traded Funds 5 .7%
Equity Funds 5.7%
iShares Core MSCI EAFE ETF 47,513 3,966,385
iShares Core S&P 500 ETF 21,480 13,336,932
JPMorgan Equity Premium
Income ETF 154,130 8,762,291
Total Exchange Traded Funds
(cost $24,769,758) 26,065,608
Total Investments
(cost $394,913,074) — 96.3% 437,034,695
Other assets in excess of liabilities — 3.7% 16,816,681
NET ASSETS — 100.0% $ 453,851,376
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 77 9/2025 USD 10,324,545 186,489
Russell 2000 E-Mini Index 11 9/2025 USD 1,205,435 25,772
S&P 500 E-Mini Index 75 9/2025 USD 23,451,563 575,664
Net contracts 787,925
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 90 .3%
Shares Value ($)
Equity Funds 52.2%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,743,795 36,614,319
NVIT GS International Equity
Insights Fund, Class Y(a) 6,131,779 80,448,941
NVIT GS Large Cap Equity
Fund, Class Y(a) 18,803,988 272,093,701
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,830,471 22,679,537
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 10,917,144 142,141,221
Total Equity Funds
(cost $403,738,806) 553,977,719
Fixed Income Funds 38.1%
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,667,847 25,317,872
NVIT Loomis Core Bond Fund,
Class Y(a) 34,183,581 318,590,975
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,002,138 60,261,464
Total Fixed Income Funds
(cost $418,064,551) 404,170,311
Total Investment Companies
(cost $821,803,357) 958,148,030
Exchange Traded Funds 5 .7%
Equity Funds 5.7%
iShares Core MSCI EAFE ETF 110,558 9,229,382
iShares Core S&P 500 ETF 50,128 31,124,475
JPMorgan Equity Premium
Income ETF 358,926 20,404,943
Total Exchange Traded Funds
(cost $57,817,062) 60,758,800
Total Investments
(cost $879,620,419) — 96.0% 1,018,906,830
Other assets in excess of liabilities — 4.0% 42,753,416
NET ASSETS — 100.0% $ 1,061,660,246
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 313 9/2025 USD 41,968,605 489,825
Russell 2000 E-Mini Index 52 9/2025 USD 5,698,420 79,872
S&P 500 E-Mini Index 336 9/2025 USD 105,063,000 1,931,978
S&P Midcap 400 E-Mini Index 2 9/2025 USD 625,100 9,840
Net contracts 2,511,515
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 252,296,476
Investment securities of unaffiliated issuers, at value 14,984,918
Cash 19
Interest and dividends receivable 46
Receivable for investments sold 426,277
Receivable for capital shares issued 60,880
Prepaid expenses 1,222
Total Assets 267,769,838
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 482,663
Accrued expenses and other payables:
Investment advisory fees 21,389
Fund administration fees 21,977
Distribution fees 12,242
Administrative servicing fees 30,796
Accounting and transfer agent fees 326
Trustee fees —
Custodian fees 568
Compliance program costs (Note 3) 261
Professional fees 9,663
Printing fees 7,413
Other 576
Total Liabilities 587,874
Net Assets $ 267,181,964
Cost of investment securities of affiliated issuers 196,764,432
Cost of investment securities of unaffiliated issuers 14,414,331
Represented by:
Capital $ 211,994,499
Total distributable earnings (loss) 55,187,465
Net Assets $ 267,181,964

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 13
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 446,364,354 $ 1,706,907,578 $ 442,714,726 $ 434,237,174 $ 1,388,386,953
25,012,160 108,039,062 28,066,844 24,013,645 87,976,325
17 22 7 36 19
33 155 39 34 115
176,676 2,037,779 75,197 — 501,369
140,174 23,190 5,965 13,591 55,144
2,078 7,425 1,820 1,805 5,982
471,695,492 1,817,015,211 470,864,598 458,266,285 1,476,925,907
— — — 4,615 —
311,818 2,052,370 76,057 3,881 548,751
37,851 144,562 38,246 37,392 119,882
25,637 49,953 25,745 25,577 43,934
24,734 127,707 33,845 32,981 105,566
57,046 230,130 60,595 58,460 187,750
625 2,718 697 689 2,160
25 4 5 39 64
1,575 13,308 4,139 4,294 11,884
478 1,912 503 499 1,573
11,334 24,557 12,113 11,889 22,549
7,008 12,941 8,546 8,541 12,542
2,077 12,710 4,237 4,748 11,155
480,208 2,672,872 264,728 193,605 1,067,810
$ 471,215,284 $ 1,814,342,339 $ 470,599,870 $ 458,072,680 $ 1,475,858,097
363,391,677 1,503,493,331 422,902,068 434,229,800 1,278,100,315
24,285,482 102,727,840 26,676,159 22,986,465 83,613,278
$ 373,306,152 $ 1,542,396,134 $ 436,107,280 $ 464,950,020 $ 1,311,853,371
97,909,132 271,946,205 34,492,590 (6,877,340) 164,004,726
$ 471,215,284 $ 1,814,342,339 $ 470,599,870 $ 458,072,680 $ 1,475,858,097

14 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Net Assets:
Class I Shares $ 91,873,273
Class II Shares 169,191,170
Class Y Shares 6,117,521
Total $ 267,181,964
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 6,013,157
Class II Shares 11,150,355
Class Y Shares 375,085
Total 17,538,597
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 15 .28
Class II Shares $ 15 .17
Class Y Shares $ 16 .31

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 15
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 127,101,747 $ 61,118,193 $ 8,233,114 $ 10,038,289 $ 30,824,035
341,804,835 1,751,992,077 462,360,742 447,747,531 1,443,892,498
2,308,702 1,232,069 6,014 286,860 1,141,564
$ 471,215,284 $ 1,814,342,339 $ 470,599,870 $ 458,072,680 $ 1,475,858,097
10,255,310 4,768,392 670,514 877,961 2,396,102
27,736,440 137,590,026 37,824,361 39,318,094 113,504,553
173,704 89,647 464 24,502 84,085
38,165,454 142,448,065 38,495,339 40,220,557 115,984,740
$ 12 .39 $ 12 .82 $ 12 .28 $ 11 .43 $ 12 .86
$ 12 .32 $ 12 .73 $ 12 .22 $ 11 .39 $ 12 .72
$ 13 .29 $ 13 .74 $ 12 .96 $ 11 .71 $ 13 .58

16 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,743,871,597
Investment securities of unaffiliated issuers, at value 110,081,579
Cash 30
Deposits with broker for futures contracts —
Interest and dividends receivable 154
Receivable for investments sold —
Receivable for capital shares issued 750,571
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 7,543
Total Assets 1,854,711,474
Liabilities:
Payable for investments purchased 716,873
Payable for capital shares redeemed 25,057
Accrued expenses and other payables:
Investment advisory fees 146,940
Fund administration fees 50,527
Distribution fees 130,157
Administrative servicing fees 233,349
Accounting and transfer agent fees 2,719
Trustee fees 49
Custodian fees 15,054
Compliance program costs (Note 3) 1,937
Professional fees 22,994
Printing fees 11,564
Other 12,592
Total Liabilities 1,369,812
Commitments and contingencies (Note 3) —
Net Assets $ 1,853,341,662
Cost of investment securities of affiliated issuers 1,471,371,134
Cost of investment securities of unaffiliated issuers 104,686,108
Represented by:
Capital $ 1,511,257,905
Total distributable earnings (loss) 342,083,757
Net Assets $ 1,853,341,662

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 17
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 410,969,087 $ 958,148,030
26,065,608 60,758,800
14,838,586 34,018,663
2,031,695 8,571,617
38,530 95,920
470,476 1,188,419
31,251 3
116,296 505,927
62,127 165,292
1,953 4,737
454,625,609 1,063,457,408
— —
511,711 1,230,405
80,998 189,324
25,600 36,581
72,220 170,394
55,346 128,178
685 1,625
15 37
2,700 6,614
489 1,139
12,110 17,579
9,038 8,210
3,321 7,076
774,233 1,797,162
— —
$ 453,851,376 $ 1,061,660,246
370,143,316 821,803,357
24,769,758 57,817,062
$ 423,535,036 $ 941,112,382
30,316,340 120,547,864
$ 453,851,376 $ 1,061,660,246

18 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 58,553,550
Class II Shares 1,791,630,939
Class Y Shares 3,157,173
Total $ 1,853,341,662
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,587,483
Class II Shares 141,004,582
Class Y Shares 228,545
Total 145,820,610
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12 .76
Class II Shares $ 12 .71
Class Y Shares $ 13 .81

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 8,798,699 $ 10,568,542
445,052,677 1,051,091,704
— —
$ 453,851,376 $ 1,061,660,246
670,710 761,500
34,282,171 76,597,386
— —
34,952,881 77,358,886
$ 13 .12 $ 13 .88
$ 12 .98 $ 13 .72
$ — $ —

20 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 236,644
Dividend income from unaffiliated issuers 163,574
Interest income (unaffiliated) 95
Total Income 400,313
EXPENSES:
Investment advisory fees 247,208
Fund administration fees 49,677
Distribution fees Class II Shares 197,993
Administrative servicing fees Class I Shares 63,539
Administrative servicing fees Class II Shares 118,796
Professional fees 11,797
Printing fees 1,143
Trustee fees 4,529
Custodian fees 1,477
Accounting and transfer agent fees 807
Compliance program costs (Note 3) 542
Other 1,294
Total expenses before fees waived 698,802
Distribution fees waived - Class II (Note 3) (126,717)
Investment advisory fees waived (Note 3) (123,602)
Net Expenses 448,483
NET INVESTMENT INCOME/(LOSS) (48,170)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 139,972
Transactions in investment securities of unaffiliated issuers 2,573
Net realized gains (losses) 142,545
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 18,679,100
Investment securities of unaffiliated issuers 654,351
Net change in unrealized appreciation/depreciation 19,333,451
Net realized/unrealized gains (losses) 19,475,996
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 19,427,826

Blueprint Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 21
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 1,194,674 $ 7,320,137 $ 2,661,915 $ 3,606,028 $ 7,014,053
269,453 1,254,256 328,996 290,192 1,029,775
69 219 72 144 182
1,464,196 8,574,612 2,990,983 3,896,364 8,044,010
449,581 1,765,481 465,519 456,447 1,458,719
71,534 215,231 73,259 72,276 180,549
411,355 2,151,526 572,763 559,570 1,786,850
89,058 43,432 5,473 6,438 21,534
246,814 1,290,922 343,660 335,743 1,072,115
16,143 43,819 16,349 16,108 36,634
4,120 18,893 5,841 5,697 16,851
8,376 32,917 8,538 8,366 26,980
2,416 3,464 227 160 2,067
1,391 5,073 1,447 1,422 4,216
995 3,972 1,040 1,020 3,258
2,637 11,948 3,143 3,049 9,853
1,304,420 5,586,678 1,497,259 1,466,296 4,619,626
(263,270) (1,376,992) (366,572) (358,129) (1,143,596)
(224,787) (890,034) (232,756) (228,219) (729,495)
816,363 3,319,652 897,931 879,948 2,746,535
647,833 5,254,960 2,093,052 3,016,416 5,297,475
719,211 (5,487,806) (835,680) (2,012,917) (3,691,990)
(7,241) 21,294 1,783 3,869 (13,860)
711,970 (5,466,512) (833,897) (2,009,048) (3,705,850)
28,740,544 94,968,140 20,580,689 17,140,884 73,901,682
806,800 6,209,004 1,619,118 1,155,855 5,092,255
29,547,344 101,177,144 22,199,807 18,296,739 78,993,937
30,259,314 95,710,632 21,365,910 16,287,691 75,288,087
$ 30,907,147 $ 100,965,592 $ 23,458,962 $ 19,304,107 $ 80,585,562

22 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 5,226,924
Dividend income from unaffiliated issuers 1,271,941
Interest income (unaffiliated) 255
Total Income 6,499,120
EXPENSES:
Investment advisory fees 1,785,106
Fund administration fees 217,454
Distribution fees Class II Shares 2,179,088
Administrative servicing fees Class I Shares 41,254
Administrative servicing fees Class II Shares 1,307,459
Professional fees 44,653
Printing fees 18,179
Trustee fees 33,437
Custodian fees 2,046
Accounting and transfer agent fees 5,103
Compliance program costs (Note 3) 4,016
Other 12,054
Total expenses before fees waived and expenses reimbursed 5,649,849
Distribution fees waived - Class II (Note 3) (1,394,631)
Investment advisory fees waived (Note 3) (900,365)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,354,853
NET INVESTMENT INCOME 3,144,267
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (3,657,282)
Transactions in investment securities of unaffiliated issuers 32,230
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) (3,625,052)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 107,333,078
Investment securities of unaffiliated issuers 6,297,099
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 113,630,177
Net realized/unrealized gains (losses) 110,005,125
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 113,149,392

Blueprint Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 23
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 2,054,475 $ 4,120,918
403,204 606,894
423,146 1,108,337
2,880,825 5,836,149
501,727 1,176,991
71,474 137,774
559,564 1,324,719
6,347 7,661
335,740 794,835
16,319 29,379
4,864 11,590
8,350 19,782
1,411 3,629
1,383 3,077
1,022 2,395
2,931 7,203
1,511,132 3,519,035
(111,916) (264,951)
— —
(380,963) (1,016,276)
1,018,253 2,237,808
1,862,572 3,598,341
1,916,103 (2,109,892)
72,627 (2,912)
(16,600,946) (49,651,289)
(14,612,216) (51,764,093)
18,841,595 52,611,780
1,516,611 3,445,661
1,139,712 6,185,214
21,497,918 62,242,655
6,885,702 10,478,562
$ 8,748,274 $ 14,076,903

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ (48,170) $ 2,360,446
Net realized gains (losses) 142,545 1,849,365
Net change in unrealized appreciation/depreciation 19,333,451 27,944,697
Change in net assets resulting from operations 19,427,826 32,154,508
Distributions to Shareholders From:
Distributable earnings:
Class I — (808,709)
Class II — (1,577,089)
Class Y — (15,367)
Change in net assets from shareholder distributions — (2,401,165)
Change in net assets from capital transactions 1,119,617 9,915,445
Change in net assets 20,547,443 39,668,788
Net Assets:
Beginning of period 246,634,521 206,965,733
End of period $ 267,181,964 $ 246,634,521
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,271,073 $ 8,006,844
Dividends reinvested — 808,709
Cost of shares redeemed (2,061,097) (4,646,505)
Total Class I Shares 1,209,976 4,169,048
Class II Shares
Proceeds from shares issued 8,166,927 24,903,859
Dividends reinvested — 1,577,089
Cost of shares redeemed (10,723,847) (23,926,923)
Total Class II Shares (2,556,920) 2,554,025
Class Y Shares
Proceeds from shares issued 2,778,390 3,768,856
Dividends reinvested — 15,367
Cost of shares redeemed (311,829) (591,851)
Total Class Y Shares 2,466,561 3,192,372
Change in net assets from capital transactions $ 1,119,617 $ 9,915,445

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 25
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 647,833 $ 5,975,818 $ 5,254,960 $ 32,692,214
711,970 8,721,885 (5,466,512) 37,419,283
29,547,344 43,153,987 101,177,144 131,979,117
30,907,147 57,851,690 100,965,592 202,090,614
— (1,887,059) — (763,880)
— (5,637,243) — (25,026,449)
— (4,470) — (2,195)
— (7,528,772) — (25,792,524)
(20,348,229) (21,268,286) (138,529,959) (260,230,813)
10,558,918 29,054,632 (37,564,367) (83,932,723)
460,656,366 431,601,734 1,851,906,706 1,935,839,429
$ 471,215,284 $ 460,656,366 $ 1,814,342,339 $ 1,851,906,706
$ 3,283,995 $ 5,215,584 $ 1,580,094 $ 3,283,964
— 1,887,059 — 763,880
(3,251,656) (8,243,179) (1,884,456) (6,297,251)
32,339 (1,140,536) (304,362) (2,249,407)
5,324,286 17,095,592 1,579,177 1,878,757
— 5,637,243 — 25,026,449
(26,872,861) (43,871,999) (140,197,572) (285,655,382)
(21,548,575) (21,139,164) (138,618,395) (258,750,176)
1,587,538 1,405,916 436,066 782,776
— 4,470 — 2,195
(419,531) (398,972) (43,268) (16,201)
1,168,007 1,011,414 392,798 768,770
$ (20,348,229) $ (21,268,286) $ (138,529,959) $ (260,230,813)

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 229,675 589,734
Reinvested — 58,687
Redeemed (145,730) (345,181)
Total Class I Shares 83,945 303,240
Class II Shares
Issued 570,360 1,843,213
Reinvested — 115,200
Redeemed (754,295) (1,767,642)
Total Class II Shares (183,935) 190,771
Class Y Shares
Issued 181,655 252,390
Reinvested — 1,046
Redeemed (20,012) (41,493)
Total Class Y Shares 161,643 211,943
Total change in shares 61,653 705,954

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 27
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
280,240 464,794 128,986 280,655
— 166,114 — 63,657
(277,278) (747,336) (154,990) (555,635)
2,962 (116,428) (26,004) (211,323)
455,774 1,548,164 127,600 158,563
— 498,871 — 2,097,774
(2,325,678) (3,917,374) (11,547,679) (24,421,570)
(1,869,904) (1,870,339) (11,420,079) (22,165,233)
126,877 113,539 33,281 59,830
— 367 — 171
(34,866) (34,035) (3,309) (1,267)
92,011 79,871 29,972 58,734
(1,774,931) (1,906,896) (11,416,111) (22,317,822)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 2,093,052 $ 11,114,001
Net realized gains (losses) (833,897) 4,916,380
Net change in unrealized appreciation/depreciation 22,199,807 22,316,704
Change in net assets resulting from operations 23,458,962 38,347,085
Distributions to Shareholders From:
Distributable earnings:
Class I — (9,084)
Class II — (624,239)
Class Y — (7)
Change in net assets from shareholder distributions — (633,330)
Change in net assets from capital transactions (34,217,892) (80,868,995)
Change in net assets (10,758,930) (43,155,240)
Net Assets:
Beginning of period 481,358,800 524,514,040
End of period $ 470,599,870 $ 481,358,800
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,044,884 $ 2,221,156
Dividends reinvested — 9,084
Cost of shares redeemed (639,518) (2,363,951)
Total Class I Shares 405,366 (133,711)
Class II Shares
Proceeds from shares issued 835,989 4,739,816
Dividends reinvested — 624,239
Cost of shares redeemed (35,459,247) (86,099,346)
Total Class II Shares (34,623,258) (80,735,291)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — 7
Cost of shares redeemed — —
Total Class Y Shares — 7
Change in net assets from capital transactions $ (34,217,892) $ (80,868,995)

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 29
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 3,016,416 $ 13,191,044 $ 5,297,475 $ 31,270,647
(2,009,048) (4,044,549) (3,705,850) 25,487,086
18,296,739 16,159,969 78,993,937 84,482,618
19,304,107 25,306,464 80,585,562 141,240,351
— — — (228,714)
— — — (12,626,477)
— — — (680)
— — — (12,855,871)
(26,377,714) (82,271,030) (116,486,663) (235,407,806)
(7,073,607) (56,964,566) (35,901,101) (107,023,326)
465,146,287 522,110,853 1,511,759,198 1,618,782,524
$ 458,072,680 $ 465,146,287 $ 1,475,858,097 $ 1,511,759,198
$ 2,615,401 $ 1,267,158 $ 2,190,066 $ 3,658,780
— — — 228,714
(1,112,213) (1,159,237) (2,009,388) (4,124,631)
1,503,188 107,921 180,678 (237,137)
18,584,292 38,068,609 1,482,117 5,220,248
— — — 12,626,477
(46,618,733) (120,556,421) (118,687,008) (253,551,475)
(28,034,441) (82,487,812) (117,204,891) (235,704,750)
165,310 125,731 554,080 542,170
— — — 680
(11,771) (16,870) (16,530) (8,769)
153,539 108,861 537,550 534,081
$ (26,377,714) $ (82,271,030) $ (116,486,663) $ (235,407,806)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 87,698 196,156
Reinvested — 774
Redeemed (54,483) (207,994)
Total Class I Shares 33,215 (11,064)
Class II Shares
Issued 71,025 410,227
Reinvested — 53,445
Redeemed (3,010,702) (7,603,884)
Total Class II Shares (2,939,677) (7,140,212)
Class Y Shares
Issued — —
Reinvested — 1
Redeemed — —
Total Class Y Shares — 1
Total change in shares (2,906,462) (7,151,275)

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 31
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
234,881 118,588 178,840 307,224
— — — 18,809
(100,871) (109,241) (164,110) (351,377)
134,010 9,347 14,730 (25,344)
1,682,638 3,563,877 122,203 445,845
— — — 1,049,583
(4,207,570) (11,231,118) (9,760,135) (21,605,734)
(2,524,932) (7,667,241) (9,637,932) (20,110,306)
14,540 11,486 43,044 41,986
— — — 53
(1,036) (1,524) (1,264) (672)
13,504 9,962 41,780 41,367
(2,377,418) (7,647,932) (9,581,422) (20,094,283)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 3,144,267 $ 28,078,514
Net realized gains (losses) (3,625,052) 46,889,955
Net change in unrealized appreciation/depreciation 113,630,177 153,654,345
Change in net assets resulting from operations 113,149,392 228,622,814
Distributions to Shareholders From:
Distributable earnings:
Class I — (502,392)
Class II — (17,439,080)
Class Y — (13,245)
Change in net assets from shareholder distributions — (17,954,717)
Change in net assets from capital transactions (121,978,813) (288,342,489)
Change in net assets (8,829,421) (77,674,392)
Net Assets:
Beginning of period 1,862,171,083 1,939,845,475
End of period $ 1,853,341,662 $ 1,862,171,083
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,859,129 $ 3,890,930
Dividends reinvested — 502,392
Cost of shares redeemed (1,957,115) (3,602,669)
Total Class I Shares (97,986) 790,653
Class II Shares
Proceeds from shares issued 3,222,201 1,306,127
Dividends reinvested — 17,439,080
Cost of shares redeemed (126,012,194) (308,910,340)
Total Class II Shares (122,789,993) (290,165,133)
Class Y Shares
Proceeds from shares issued 968,956 1,073,894
Dividends reinvested — 13,245
Cost of shares redeemed (59,790) (55,148)
Total Class Y Shares 909,166 1,031,991
Change in net assets from capital transactions $ (121,978,813) $ (288,342,489)

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 1,862,572 $ 10,099,320 $ 3,598,341 $ 20,795,211
(14,612,216) 8,885,410 (51,764,093) 36,911,883
21,497,918 23,611,275 62,242,655 66,044,974
8,748,274 42,596,005 14,076,903 123,752,068
— — — —
— — — —
— — — —
— — — —
(34,265,924) (62,973,044) (75,163,124) (165,463,556)
(25,517,650) (20,377,039) (61,086,221) (41,711,488)
479,369,026 499,746,065 1,122,746,467 1,164,457,955
$ 453,851,376 $ 479,369,026 $ 1,061,660,246 $ 1,122,746,467
$ 510,059 $ 1,905,795 $ 610,222 $ 1,315,119
— — — —
(545,628) (783,261) (727,263) (629,144)
(35,569) 1,122,534 (117,041) 685,975
2,247,919 3,946,351 4,373,027 5,658,876
— — — —
(36,478,274) (68,041,929) (79,419,110) (171,808,407)
(34,230,355) (64,095,578) (75,046,083) (166,149,531)
— — — —
— — — —
— — — —
— — — —
$ (34,265,924) $ (62,973,044) $ (75,163,124) $ (165,463,556)

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 154,012 335,027
Reinvested — 42,540
Redeemed (161,866) (313,654)
Total Class I Shares (7,854) 63,913
Class II Shares
Issued 263,002 115,961
Reinvested — 1,481,655
Redeemed (10,468,856) (26,813,317)
Total Class II Shares (10,205,854) (25,215,701)
Class Y Shares
Issued 73,765 83,254
Reinvested — 1,037
Redeemed (4,568) (4,337)
Total Class Y Shares 69,197 79,954
Total change in shares (10,144,511) (25,071,834)

Blueprint Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 35
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
40,584 154,306 44,885 99,763
— — — —
(41,981) (63,120) (53,152) (48,104)
(1,397) 91,186 (8,267) 51,659
177,590 322,355 323,606 424,004
— — — —
(2,866,151) (5,454,469) (5,923,910) (13,136,432)
(2,688,561) (5,132,114) (5,600,304) (12,712,428)
— — — —
— — — —
— — — —
— — — —
(2,689,958) (5,040,928) (5,608,571) (12,660,769)

36 - Financial Highlights - June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
6/30/2025 (Unaudited) $ 14.16 $ — $ 1.12 $ 1.12 $ — $ — $ — $ 15.28 7.91% $ 91,873 0.31% 0.02% 0.41% 11.88%
12/31/2024 12.39 0.15 1.76 1.91 — (0.14) (0.14) 14.16 15.44% 83,955 0.31% 1.08% 0.41% 23.66%
12/31/2023 11.01 0.52 1.60 2.12 — (0.74) (0.74) 12.39 19.74% 69,681 0.32% 4.48% 0.42% 9.76%
12/31/2022 13.04 0.29 (2.28) (1.99) — (0.04) (0.04) 11.01 (15.23)% 45,599 0.32% 2.52% 0.42% 9.84%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
12/31/2020 9.75 0.04 1.19 1.23 (0.11) — (0.11) 10.87 12.74% 38,068 0.33% 0.40% 0.45% 21.86%
Class II Shares
6/30/2025 (Unaudited) 14.07 (0.01) 1.11 1.10 — — — 15.17 7.82% 169,191 0.40% (0.07)% 0.66% 11.88%
12/31/2024 12.32 0.13 1.76 1.89 — (0.14) (0.14) 14.07 15.37% 159,456 0.40% 0.98% 0.66% 23.66%
12/31/2023 10.97 0.48 1.61 2.09 — (0.74) (0.74) 12.32 19.54% 137,265 0.41% 4.12% 0.67% 9.76%
12/31/2022 12.99 0.28 (2.26) (1.98) — (0.04) (0.04) 10.97 (15.22)% 116,771 0.41% 2.42% 0.67% 9.84%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
12/31/2020 9.73 0.03 1.18 1.21 (0.11) — (0.11) 10.83 12.56% 93,248 0.42% 0.29% 0.70% 21.86%
Class Y Shares
6/30/2025 (Unaudited) 15.10 0.01 1.20 1.21 — — — 16.31 8.01% 6,118 0.16% 0.17% 0.26% 11.88%
12/31/2024 13.17 0.38 1.69 2.07 — (0.14) (0.14) 15.10 15.74%(i) 3,224 0.16% 2.54% 0.26% 23.66%
12/31/2023(j) 12.29 0.48 0.40 0.88 — — — 13.17 7.16%(i) 20 0.18% 12.75% 0.26% 9.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2025 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
6/30/2025 (Unaudited) $ 11.58 $ 0.02 $ 0.79 $ 0.81 $ — $ — $ — $ 12.39 6.99% $ 127,102 0.30% 0.35% 0.40% 10.24%
12/31/2024 10.35 0.16 1.26 1.42 — (0.19) (0.19) 11.58 13.74% 118,690 0.29% 1.41% 0.39% 21.97%
12/31/2023 9.36 0.40 1.24 1.64 — (0.65) (0.65) 10.35 18.07% 107,285 0.30% 4.09% 0.40% 13.04%
12/31/2022 11.23 0.24 (1.93) (1.69) — (0.18) (0.18) 9.36 (15.01)% 89,199 0.30% 2.47% 0.40% 7.97%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
12/31/2020 8.76 0.06 0.99 1.05 (0.09) (0.19) (0.28) 9.53 12.36% 84,871 0.30% 0.66% 0.41% 11.77%
Class II Shares
6/30/2025 (Unaudited) 11.52 0.02 0.78 0.80 — — — 12.32 6.94% 341,805 0.39% 0.26% 0.65% 10.24%
12/31/2024 10.30 0.14 1.27 1.41 — (0.19) (0.19) 11.52 13.71% 340,953 0.38% 1.28% 0.64% 21.97%
12/31/2023 9.33 0.38 1.24 1.62 — (0.65) (0.65) 10.30 17.90% 324,297 0.39% 3.90% 0.65% 13.04%
12/31/2022 11.21 0.23 (1.93) (1.70) — (0.18) (0.18) 9.33 (15.13)% 300,110 0.39% 2.34% 0.65% 7.97%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
12/31/2020 8.75 0.04 1.00 1.04 (0.09) (0.19) (0.28) 9.51 12.26% 329,163 0.39% 0.53% 0.66% 11.77%
Class Y Shares
6/30/2025 (Unaudited) 12.41 0.03 0.85 0.88 — — — 13.29 7.09% 2,309 0.15% 0.45% 0.25% 10.24%
12/31/2024 11.07 0.44 1.09 1.53 — (0.19) (0.19) 12.41 13.84%(i) 1,013 0.14% 3.57% 0.24% 21.97%
12/31/2023(j) 10.33 0.40 0.34 0.74 — — — 11.07 7.16%(i) 20 0.15% 12.52% 0.23% 13.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

38 - Financial Highlights - June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
hh
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 12.11 $ 0.04 $ 0.67 $ 0.71 $ — $ — $ — $ 12.82 5.86% $ 61,118 0.29% 0.67% 0.39% 8.60%
12/31/2024 11.04 0.22 1.01 1.23 — (0.16) (0.16) 12.11 11.18% 58,047 0.28% 1.89% 0.38% 17.01%
12/31/2023 10.26 0.42 1.07 1.49 — (0.71) (0.71) 11.04 14.95% 55,277 0.28% 3.96% 0.38% 10.09%
12/31/2022 12.32 0.27 (2.00) (1.73) — (0.33) (0.33) 10.26 (14.08)% 48,288 0.29% 2.50% 0.39% 15.72%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
12/31/2020 10.18 0.11 0.96 1.07 (0.09) (0.29) (0.38) 10.87 10.77% 48,710 0.29% 1.07% 0.39% 8.94%
Class II Shares
6/30/2025 (Unaudited) 12.03 0.04 0.66 0.70 — — — 12.73 5.82% 1,751,992 0.38% 0.59% 0.64% 8.60%
12/31/2024 10.99 0.20 1.00 1.20 — (0.16) (0.16) 12.03 10.96% 1,793,086 0.37% 1.69% 0.63% 17.01%
12/31/2023 10.22 0.40 1.08 1.48 — (0.71) (0.71) 10.99 14.92% 1,880,551 0.37% 3.71% 0.63% 10.09%
12/31/2022 12.29 0.25 (1.99) (1.74) — (0.33) (0.33) 10.22 (14.20)%(h) 1,845,598 0.38% 2.32% 0.64% 15.72%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(h) 2,380,436 0.37% 1.32% 0.63% 9.16%
12/31/2020 10.16 0.09 0.97 1.06 (0.09) (0.29) (0.38) 10.84 10.69% 2,355,993 0.38% 0.93% 0.64% 8.94%
Class Y Shares
6/30/2025 (Unaudited) 12.97 0.05 0.72 0.77 — — — 13.74 5.94% 1,232 0.14% 0.79% 0.24% 8.60%
12/31/2024 11.80 0.46 0.87 1.33 — (0.16) (0.16) 12.97 11.31% 774 0.13% 3.58% 0.23% 17.01%
12/31/2023(i) 11.09 0.41 0.30 0.71 — — — 11.80 6.40% 11 0.15% 11.96% 0.23% 10.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2025 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 11.67 $ 0.06 $ 0.55 $ 0.61 $ — $ — $ — $ 12.28 5.23% $ 8,233 0.30% 0.96% 0.40% 6.21%
12/31/2024 10.84 0.28 0.56 0.84 — (0.01) (0.01) 11.67 7.79% 7,439 0.29% 2.44% 0.39% 13.64%
12/31/2023 10.20 0.42 0.76 1.18 — (0.54) (0.54) 10.84 11.88% 7,026 0.29% 3.99% 0.39% 8.69%
12/31/2022 12.07 0.27 (1.84) (1.57) — (0.30) (0.30) 10.20 (13.05)% 6,282 0.30% 2.52% 0.40% 17.97%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
12/31/2020 10.28 0.16 0.77 0.93 (0.06) (0.07) (0.13) 11.08 9.15% 7,096 0.30% 1.58% 0.40% 7.90%
Class II Shares
6/30/2025 (Unaudited) 11.63 0.05 0.54 0.59 — — — 12.22 5.07% 462,361 0.39% 0.90% 0.65% 6.21%
12/31/2024 10.80 0.25 0.59 0.84 — (0.01) (0.01) 11.63 7.82% 473,914 0.38% 2.18% 0.64% 13.64%
12/31/2023 10.18 0.37 0.79 1.16 — (0.54) (0.54) 10.80 11.70% 517,483 0.38% 3.54% 0.64% 8.69%
12/31/2022 12.06 0.24 (1.82) (1.58) — (0.30) (0.30) 10.18 (13.14)%(h) 542,585 0.39% 2.26% 0.65% 17.97%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(h) 696,957 0.39% 1.38% 0.65% 9.22%
12/31/2020 10.28 0.13 0.79 0.92 (0.06) (0.07) (0.13) 11.07 9.05% 714,954 0.39% 1.26% 0.65% 7.90%
Class Y Shares
6/30/2025 (Unaudited) 12.31 0.07 0.58 0.65 — — — 12.96 5.28% 6 0.13% 1.16% 0.25% 6.21%
12/31/2024 11.42 0.31 0.59 0.90 — (0.01) (0.01) 12.31 7.92%(h) 6 0.13% 2.59% 0.23% 13.64%
12/31/2023(i) 10.79 0.42 0.21 0.63 — — — 11.42 5.84%(h) 5 0.15% 12.75% 0.22% 8.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

40 - Financial Highlights - June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 10.96 $ 0.07 $ 0.40 $ 0.47 $ — $ — $ — $ 11.43 4.29% $ 10,038 0.30% 1.30% 0.40% 8.87%
12/31/2024 10.42 0.32 0.22 0.54 — — — 10.96 5.18% 8,152 0.29% 2.94% 0.39% 16.43%
12/31/2023 9.77 0.36 0.50 0.86 — (0.21) (0.21) 10.42 8.91% 7,653 0.29% 3.54% 0.39% 8.85%
12/31/2022 11.35 0.25 (1.61) (1.36) — (0.22) (0.22) 9.77 (11.97)% 7,377 0.30% 2.40% 0.40% 21.03%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
12/31/2020 10.18 0.21 0.58 0.79 (0.03) (0.03) (0.06) 10.91 7.69% 8,581 0.30% 1.98% 0.40% 21.82%
Class II Shares
6/30/2025 (Unaudited) 10.92 0.07 0.40 0.47 — — — 11.39 4.30% 447,748 0.39% 1.32% 0.65% 8.87%
12/31/2024 10.39 0.28 0.25 0.53 — — — 10.92 5.10% 456,871 0.38% 2.63% 0.64% 16.43%
12/31/2023 9.75 0.33 0.52 0.85 — (0.21) (0.21) 10.39 8.83% 514,447 0.38% 3.31% 0.64% 8.85%
12/31/2022 11.34 0.23 (1.60) (1.37) — (0.22) (0.22) 9.75 (12.07)% 554,768 0.39% 2.24% 0.65% 21.03%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
12/31/2020 10.18 0.18 0.60 0.78 (0.03) (0.03) (0.06) 10.90 7.59% 746,243 0.39% 1.71% 0.65% 21.82%
Class Y Shares
6/30/2025 (Unaudited) 11.21 0.09 0.41 0.50 — — — 11.71 4.46% 287 0.15% 1.52% 0.25% 8.87%
12/31/2024 10.64 0.45 0.12 0.57 — — — 11.21 5.36% 123 0.14% 4.02% 0.24% 16.43%
12/31/2023(h) 10.12 0.33 0.19 0.52 — — — 10.64 5.14% 11 0.15% 10.66% 0.23% 8.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2025 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 12.17 $ 0.05 $ 0.64 $ 0.69 $ — $ — $ — $ 12.86 5.67% $ 30,824 0.29% 0.79% 0.39% 7.45%
12/31/2024 11.22 0.26 0.79 1.05 — (0.10) (0.10) 12.17 9.34% 28,974 0.29% 2.21% 0.39% 14.72%
12/31/2023 10.41 0.43 0.93 1.36 — (0.55) (0.55) 11.22 13.40% 27,005 0.29% 3.98% 0.39% 9.46%
12/31/2022 12.48 0.27 (1.97) (1.70) — (0.37) (0.37) 10.41 (13.60)% 22,509 0.29% 2.46% 0.39% 17.28%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
12/31/2020 10.48 0.13 0.87 1.00 (0.07) (0.15) (0.22) 11.26 9.71% 21,757 0.29% 1.30% 0.39% 7.54%
Class II Shares
6/30/2025 (Unaudited) 12.04 0.04 0.64 0.68 — — — 12.72 5.65% 1,443,892 0.38% 0.72% 0.64% 7.45%
12/31/2024 11.11 0.23 0.80 1.03 — (0.10) (0.10) 12.04 9.26% 1,482,243 0.38% 1.97% 0.64% 14.72%
12/31/2023 10.32 0.39 0.95 1.34 — (0.55) (0.55) 11.11 13.32% 1,591,767 0.38% 3.66% 0.64% 9.46%
12/31/2022 12.39 0.25 (1.95) (1.70) — (0.37) (0.37) 10.32 (13.70)% 1,577,974 0.38% 2.24% 0.64% 17.28%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
12/31/2020 10.41 0.11 0.88 0.99 (0.07) (0.15) (0.22) 11.18 9.68% 2,045,122 0.38% 1.12% 0.64% 7.54%
Class Y Shares
6/30/2025 (Unaudited) 12.83 0.05 0.70 0.75 — — — 13.58 5.85% 1,142 0.14% 0.84% 0.24% 7.45%
12/31/2024 11.82 1.06 0.05 1.11 — (0.10) (0.10) 12.83 9.38%(h) 543 0.14% 8.24% 0.24% 14.72%
12/31/2023(i) 11.13 0.40 0.29 0.69 — — — 11.82 6.20%(h) 11 0.15% 11.79% 0.23% 9.46%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

42 - Financial Highlights - June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 11.99 $ 0.03 $ 0.74 $ 0.77 $ — $ — $ — $ 12.76 6.42% $ 58,554 0.29% 0.43% 0.39% 9.00%
12/31/2024 10.75 0.19 1.16 1.35 — (0.11) (0.11) 11.99 12.58% 55,080 0.28% 1.65% 0.38% 18.82%
12/31/2023 9.96 0.40 1.18 1.58 — (0.79) (0.79) 10.75 16.45% 48,703 0.28% 3.83% 0.38% 9.43%
12/31/2022 12.27 0.26 (2.10) (1.84) — (0.47) (0.47) 9.96 (15.02)%(h) 40,461 0.29% 2.45% 0.39% 16.86%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
12/31/2020 9.98 0.09 1.03 1.12 (0.10) (0.38) (0.48) 10.62 11.67% 37,553 0.29% 0.89% 0.39% 8.73%
Class II Shares
6/30/2025 (Unaudited) 11.94 0.02 0.75 0.77 — — — 12.71 6.45% 1,791,631 0.38% 0.35% 0.64% 9.00%
12/31/2024 10.71 0.17 1.17 1.34 — (0.11) (0.11) 11.94 12.53% 1,805,026 0.37% 1.44% 0.63% 18.82%
12/31/2023 9.94 0.37 1.19 1.56 — (0.79) (0.79) 10.71 16.28% 1,890,222 0.37% 3.56% 0.63% 9.43%
12/31/2022 12.25 0.24 (2.08) (1.84) — (0.47) (0.47) 9.94 (15.05)% 1,849,289 0.38% 2.20% 0.64% 16.86%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
12/31/2020 9.98 0.07 1.03 1.10 (0.10) (0.38) (0.48) 10.60 11.47% 2,413,494 0.38% 0.74% 0.64% 8.73%
Class Y Shares
6/30/2025 (Unaudited) 12.96 0.04 0.81 0.85 — — — 13.81 6.56% 3,157 0.14% 0.56% 0.24% 9.00%
12/31/2024 11.60 0.32 1.15 1.47 — (0.11) (0.11) 12.96 12.69% 2,066 0.13% 2.53% 0.23% 18.82%
12/31/2023(i) 10.87 0.60 0.13 0.73 — — — 11.60 6.72% 921 0.14% 17.27% 0.24% 9.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2025 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 12.85 $ 0.06 $ 0.21 $ 0.27 $ — $ — $ — $ 13.12 2.10% $ 8,799 0.25% 0.99% 0.42% 13.34%
12/31/2024 11.80 0.30 0.75 1.05 — — — 12.85 8.90% 8,639 0.25% 2.42% 0.41% 16.44%
12/31/2023 10.47 0.47 0.86 1.33 — — — 11.80 12.70% 6,852 0.25% 4.24% 0.41% 19.75%
12/31/2022 12.12 0.30 (1.95) (1.65) — — — 10.47 (13.61)% 5,146 0.25% 2.78% 0.42% 15.38%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
12/31/2020 10.54 0.13 0.43 0.56 (0.07) — (0.07) 11.03 5.32% 3,014 0.25% 1.27% 0.42% 12.19%
Class II Shares
6/30/2025 (Unaudited) 12.73 0.05 0.20 0.25 — — — 12.98 1.96% 445,053 0.45% 0.81% 0.67% 13.34%
12/31/2024 11.71 0.25 0.77 1.02 — — — 12.73 8.71% 470,730 0.45% 2.00% 0.66% 16.44%
12/31/2023 10.41 0.40 0.90 1.30 — — — 11.71 12.49% 492,894 0.45% 3.69% 0.67% 19.75%
12/31/2022 12.08 0.24 (1.91) (1.67) — — — 10.41 (13.82)% 482,259 0.45% 2.17% 0.67% 15.38%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
12/31/2020 10.53 0.10 0.43 0.53 (0.07) — (0.07) 10.99 5.04% 582,404 0.45% 1.01% 0.67% 12.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - June 30, 2025 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 13.67 $ 0.06 $ 0.15 $ 0.21 $ — $ — $ — $ 13.88 1.54% $ 10,569 0.22% 0.86% 0.41% 9.27%
12/31/2024 12.28 0.28 1.11 1.39 — — — 13.67 11.32% 10,524 0.22% 2.13% 0.41% 17.14%
12/31/2023 11.09 0.48 0.91 1.39 — (0.20) (0.20) 12.28 12.61% 8,817 0.22% 4.17% 0.41% 19.94%
12/31/2022 13.06 0.31 (2.28) (1.97) — — — 11.09 (15.08)% 7,648 0.22% 2.67% 0.41% 13.95%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
12/31/2020 10.61 0.12 0.67 0.79 (0.08) — (0.08) 11.32 7.53% 5,336 0.22% 1.17% 0.41% 12.93%
Class II Shares
6/30/2025 (Unaudited) 13.53 0.04 0.15 0.19 — — — 13.72 1.40% 1,051,092 0.42% 0.67% 0.66% 9.27%
12/31/2024 12.18 0.23 1.12 1.35 — — — 13.53 11.08% 1,112,222 0.42% 1.78% 0.66% 17.14%
12/31/2023 11.02 0.43 0.93 1.36 — (0.20) (0.20) 12.18 12.42% 1,155,641 0.42% 3.78% 0.66% 19.94%
12/31/2022 13.01 0.26 (2.25) (1.99) — — — 11.02 (15.30)%(h) 1,126,400 0.42% 2.23% 0.66% 13.95%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
12/31/2020 10.59 0.09 0.68 0.77 (0.08) — (0.08) 11.28 7.36% 1,317,831 0.42% 0.85% 0.66% 12.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 45
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds. Shares of Blueprint
Managed Growth & Income are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the “Underlying
Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

46 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Blueprint Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 14,984,918 $ – $ – $ 14,984,918
Investment Companies 252,296,476 – – 252,296,476
Total $ 267,281,394 $ – $ – $ 267,281,394
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 25,012,160 $ – $ – $ 25,012,160
Investment Companies 446,364,354 – – 446,364,354
Total $ 471,376,514 $ – $ – $ 471,376,514

Blueprint Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 47
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 108,039,062 $ – $ – $ 108,039,062
Investment Companies 1,706,907,578 – – 1,706,907,578
Total $ 1,814,946,640 $ – $ – $ 1,814,946,640
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 28,066,844 $ – $ – $ 28,066,844
Investment Companies 442,714,726 – – 442,714,726
Total $ 470,781,570 $ – $ – $ 470,781,570
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 24,013,645 $ – $ – $ 24,013,645
Investment Companies 434,237,174 – – 434,237,174
Total $ 458,250,819 $ – $ – $ 458,250,819
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 87,976,325 $ – $ – $ 87,976,325
Investment Companies 1,388,386,953 – – 1,388,386,953
Total $ 1,476,363,278 $ – $ – $ 1,476,363,278
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 110,081,579 $ – $ – $ 110,081,579
Investment Companies 1,743,871,597 – – 1,743,871,597
Total $ 1,853,953,176 $ – $ – $ 1,853,953,176
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,065,608 $ – $ – $ 26,065,608
Futures Contracts# 787,925 – – 787,925
Investment Companies 410,969,087 – – 410,969,087
Total $ 437,822,620 $ – $ – $ 437,822,620

48 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Blueprint Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2025, the Funds did not have overdrawn balances.
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 60,758,800 $ – $ – $ 60,758,800
Futures Contracts# 2,511,515 – – 2,511,515
Investment Companies 958,148,030 – – 958,148,030
Total $ 1,021,418,345 $ – $ – $ 1,021,418,345
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Blueprint Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 49
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2025:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2025:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 787,925
Total $ 787,925
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 2,511,515
Total $ 2,511,515
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (16,600,946)
Total $ (16,600,946)
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (49,651,289)
Total $ (49,651,289)
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,139,712
Total $ 1,139,712
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 6,185,214
Total $ 6,185,214

50 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Blueprint Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2025, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 17,611,564
Average Notional Balance Short $ 27,511,118
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 90,673,527
Average Notional Balance Short $ 75,413,314

Blueprint Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 51
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(h) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”), an affiliate of NFA, as subadviser for Blueprint Managed Growth
& Income and Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%

52 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Blueprint Funds
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $30,269 during the six months ended June 30, 2025.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
During the six months ended June 30, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2025, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
Fund
Advisory Fee
Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10
Blueprint Moderate 0.10
Blueprint Moderately Conservative 0.10
Blueprint Conservative 0.10
Blueprint Balanced 0.10
Blueprint Capital Appreciation 0.10
Fund Amount
Blueprint Aggressive $ 123,602
Blueprint Moderately Aggressive 224,787
Blueprint Moderate 890,034
Blueprint Moderately Conservative 232,756
Blueprint Conservative 228,219
Blueprint Balanced 729,495
Blueprint Capital Appreciation 900,365
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Blueprint Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 53
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25
Blueprint Moderate All Classes 0.25
Blueprint Moderately Conservative All Classes 0.25
Blueprint Conservative All Classes 0.25
Blueprint Balanced All Classes 0.25
Blueprint Capital Appreciation All Classes 0.25
Blueprint Managed Growth & Income All Classes 0.10
Blueprint Managed Growth All Classes 0.07
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
June 30, 2025
Amount Total
Blueprint Aggressive $ — $ — $ — $ — $ —
Blueprint Moderately Aggressive — — — — —
Blueprint Moderate — — — — —
Blueprint Moderately Conservative — — — — —
Blueprint Conservative — — — — —
Blueprint Balanced — — — — —
Blueprint Capital Appreciation — — — — —
Blueprint Managed Growth &
Income 418,253 808,135 818,700 380,963 2,426,051
Blueprint Managed Growth 1,134,584 2,139,720 2,175,735 1,016,276 6,466,315

54 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Blueprint Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $1,089,228 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $18,260.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the six months ended June 30, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16
Blueprint Moderate 0.16
Blueprint Moderately Conservative 0.16
Blueprint Conservative 0.16
Blueprint Balanced 0.16
Blueprint Capital Appreciation 0.16
Blueprint Managed Growth & Income 0.05
Blueprint Managed Growth 0.05
Fund Amount
Blueprint Aggressive $ 126,717
Blueprint Moderately Aggressive 263,270
Blueprint Moderate 1,376,992
Blueprint Moderately Conservative 366,572
Blueprint Conservative 358,129
Blueprint Balanced 1,143,596
Blueprint Capital Appreciation 1,394,631
Blueprint Managed Growth & Income 111,916
Blueprint Managed Growth 264,951

Blueprint Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 55
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2025, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2025, each Fund’s total administrative services fees were as follows:
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2025 were as follows:
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 182,335
Blueprint Moderately Aggressive 335,872
Blueprint Moderate 1,334,354
Blueprint Moderately Conservative 349,133
Blueprint Conservative 342,181
Blueprint Balanced 1,093,649
Blueprint Capital Appreciation 1,348,713
Blueprint Managed Growth & Income 342,087
Blueprint Managed Growth 802,496
Blueprint Aggressive
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,471,978 13,350,004 565,925 (1,458,087) (148,681) 2,086,789 14,395,950 — —
NVIT GS International Equity
Insights Fund, Class Y 3,734,261 52,719,513 1,906,742 (16,790,876) 1,015,453 10,142,667 48,993,499 — —
NVIT GS Large Cap Equity
Fund, Class Y 6,968,461 94,334,338 11,488,852 (7,925,567) (477,430) 3,413,436 100,833,629 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,021,671 11,623,642 1,508,309 (348,380) (39,468) (85,598) 12,658,505 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,971,511 47,508,407 4,201,975 (2,251,257) (108,183) 2,358,134 51,709,076 — —
Nationwide Bond Fund,
Class R6 – 2,501,884 8,303 (2,764,817) (3,593) 258,223 — 13,113 —
Nationwide Loomis Core
Bond Fund, Class R6 279,697 — 2,931,770 (63,250) (13,161) (201,037) 2,654,322 42,121 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 7,428,293 447,903 (8,165,749) (4,923) 294,476 — 181,410 —
NVIT Loomis Core Bond
Fund, Class Y 2,258,744 12,363,052 9,103,705 (747,230) (80,042) 412,010 21,051,495 — —
Total 241,829,133 32,163,484 (40,515,213) 139,972 18,679,100 252,296,476 236,644 —

56 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Blueprint Funds
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,306,963 22,206,328 324,870 (3,062,016) (355,553) 3,448,467 22,562,096 — —
NVIT GS International Equity
Insights Fund, Class Y 5,151,280 84,946,372 902,835 (34,676,618) 1,907,301 14,504,902 67,584,792 — —
NVIT GS Large Cap Equity
Fund, Class Y 10,633,969 150,293,202 15,704,780 (16,225,310) 585,110 3,515,753 153,873,535 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,564,290 18,899,318 1,574,753 (842,189) (89,231) (161,101) 19,381,550 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 6,152,721 77,218,361 4,104,591 (4,621,852) (249,558) 3,656,887 80,108,429 — —
Nationwide Bond Fund,
Class R6 – 9,328,213 31,137 (10,629,389) — 1,270,039 — 49,189 —
Nationwide Loomis Core
Bond Fund, Class R6 986,306 — 10,879,151 (394,215) (77,622) (1,047,267) 9,360,047 151,514 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 41,970,876 1,478,426 (48,406,888) (92,937) 5,050,523 — 993,971 —
NVIT Loomis Core Bond
Fund, Class Y 9,035,475 41,965,452 50,069,034 (5,125,445) (895,685) (1,802,727) 84,210,629 — —
NVIT Loomis Short Term
Bond Fund, Class Y 924,629 9,377,424 169,705 (556,307) (12,614) 305,068 9,283,276 — —
Total 456,205,546 85,239,282 (124,540,229) 719,211 28,740,544 446,364,354 1,194,674 —
Blueprint Moderate
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 6,716,554 67,175,723 39,682 (10,611,383) (1,261,428) 10,345,301 65,687,895 — —
NVIT GS International Equity
Insights Fund, Class Y 10,965,570 219,279,753 87,413 (114,172,962) 9,023,436 29,650,637 143,868,277 — —
NVIT GS Large Cap Equity
Fund, Class Y 33,408,674 467,786,527 77,526,961 (73,176,262) (1,524,622) 12,810,902 483,423,506 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,284,362 40,293,151 3,268,260 (2,285,275) (26,340) (556,556) 40,693,240 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 19,399,638 253,567,784 9,158,347 (20,955,773) (835,990) 11,648,920 252,583,288 — —
Nationwide Bond Fund,
Class R6 – 47,449,707 156,718 (55,397,506) (235,403) 8,026,484 — 246,578 —
Nationwide Loomis Core
Bond Fund, Class R6 4,785,950 — 55,173,484 (2,670,678) (540,830) (6,543,311) 45,418,665 742,644 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 270,989,754 7,862,161 (314,051,830) (1,036,726) 36,236,641 — 6,330,915 —
NVIT Loomis Core Bond
Fund, Class Y 60,875,573 317,303,045 311,462,055 (42,260,153) (8,398,101) (10,746,502) 567,360,344 — —
NVIT Loomis Short Term
Bond Fund, Class Y 10,744,259 112,634,897 1,478,133 (9,684,489) (651,802) 4,095,624 107,872,363 — —
Total 1,796,480,341 466,213,214 (645,266,311) (5,487,806) 94,968,140 1,706,907,578 7,320,137 —
Blueprint Moderately Conservative
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,161,877 11,604,526 7,846 (1,822,303) (214,049) 1,787,141 11,363,161 — —
NVIT GS International Equity
Insights Fund, Class Y 2,006,126 36,060,911 38,497 (16,508,710) 1,789,944 4,939,727 26,320,369 — —
NVIT GS Large Cap Equity
Fund, Class Y 4,850,981 74,537,084 8,678,694 (14,460,892) 1,571,460 (132,649) 70,193,697 — —

Blueprint Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 57
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Small Cap Equity
Insights Fund, Class Y 486,349 5,880,240 556,733 (327,235) (14,394) (69,484) 6,025,860 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,652,258 47,459,053 2,083,628 (4,052,355) (126,613) 2,188,689 47,552,402 — —
Nationwide Bond Fund,
Class R6 – 19,607,435 64,934 (23,200,947) (76,692) 3,605,270 — 102,248 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,043,967 9,753,643 228,159 (743,377) (37,578) 247,053 9,447,900 221,621 —
Nationwide Loomis Core
Bond Fund, Class R6 1,987,814 — 23,200,583 (1,101,537) (224,342) (3,010,347) 18,864,357 308,071 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 87,454,800 2,302,204 (101,064,837) (396,611) 11,704,444 — 2,029,975 —
NVIT Loomis Core Bond
Fund, Class Y 21,630,449 121,163,392 99,867,241 (14,010,690) (2,838,705) (2,585,449) 201,595,789 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,114,661 53,556,099 477,585 (4,320,687) (268,100) 1,906,294 51,351,191 — —
Total 467,077,183 137,506,104 (181,613,570) (835,680) 20,580,689 442,714,726 2,661,915 —
Blueprint Conservative
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 467,157 5,588,779 158,773 (1,873,848) (173,718) 868,812 4,568,798 — —
NVIT GS International Equity
Insights Fund, Class Y 814,279 15,409,067 368,352 (7,882,865) 1,563,335 1,225,451 10,683,340 — —
NVIT GS Large Cap Equity
Fund, Class Y 1,847,408 35,711,546 3,339,587 (12,553,636) 2,810,930 (2,576,432) 26,731,995 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 147,610 1,827,714 172,004 (149,813) (21,374) 352 1,828,883 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 2,221,849 28,740,536 2,689,078 (3,812,351) (82,343) 1,393,560 28,928,480 — —
Nationwide Bond Fund,
Class R6 – 25,911,095 163,767 (30,450,410) (145,478) 4,521,026 — 134,315 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,020,838 18,830,894 1,122,721 (2,062,505) (109,713) 507,187 18,288,584 432,231 —
Nationwide Loomis Core
Bond Fund, Class R6 2,656,517 — 31,045,354 (1,847,028) (378,139) (3,609,841) 25,210,346 414,230 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 111,908,216 4,556,148 (129,317,141) (571,607) 13,424,384 — 2,625,252 —
NVIT Loomis Core Bond
Fund, Class Y 27,743,611 151,460,488 135,604,612 (23,090,166) (4,669,553) (734,929) 258,570,452 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,918,954 60,660,236 2,533,972 (5,653,969) (235,257) 2,121,314 59,426,296 — —
Total 456,048,571 181,754,368 (218,693,732) (2,012,917) 17,140,884 434,237,174 3,606,028 —
Blueprint Balanced
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 4,542,978 45,624,929 3,059 (7,366,623) (864,000) 7,032,960 44,430,325 — —
NVIT GS International Equity
Insights Fund, Class Y 8,844,265 162,663,651 8,016 (76,622,572) 7,128,292 22,859,368 116,036,755 — —
NVIT GS Large Cap Equity
Fund, Class Y 20,414,511 295,897,168 45,553,896 (52,319,020) 1,596,453 4,669,480 295,397,977 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,096,868 25,652,853 2,231,095 (1,517,569) (28,361) (357,820) 25,980,198 — —

58 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Blueprint Funds
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT U.S. 130/30 Equity
Fund, Class Y 13,255,009 173,163,612 7,732,231 (15,632,483) (645,348) 7,962,208 172,580,220 — —
Nationwide Bond Fund,
Class R6 – 54,154,716 178,767 (63,981,681) (203,427) 9,851,625 — 281,818 —
Nationwide Loomis Core
Bond Fund, Class R6 5,457,450 — 63,992,469 (3,362,707) (682,130) (8,156,428) 51,791,204 848,144 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 251,823,295 6,917,374 (291,253,543) (839,672) 33,352,546 — 5,884,091 —
NVIT Loomis Core Bond
Fund, Class Y 59,067,253 319,875,837 289,026,847 (41,716,264) (8,359,320) (8,320,299) 550,506,801 — —
NVIT Loomis Short Term
Bond Fund, Class Y 13,113,892 137,965,705 1,650,852 (12,166,649) (794,477) 5,008,042 131,663,473 — —
Total 1,466,821,766 417,294,606 (565,939,111) (3,691,990) 73,901,682 1,388,386,953 7,014,053 —
Blueprint Capital Appreciation
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 7,982,626 79,211,791 54,609 (11,987,777) (1,384,339) 12,175,794 78,070,078 — —
NVIT GS International Equity
Insights Fund, Class Y 15,488,323 278,002,101 143,025 (126,840,562) 8,291,234 43,611,003 203,206,801 — —
NVIT GS Large Cap Equity
Fund, Class Y 40,904,858 567,970,579 82,554,768 (73,387,949) (1,739,074) 16,494,975 591,893,299 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,759,410 57,550,335 5,251,799 (3,008,499) (167,189) (657,360) 58,969,086 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 20,142,589 258,629,177 10,838,600 (18,401,274) (797,331) 11,987,331 262,256,503 — —
Nationwide Bond Fund,
Class R6 – 38,183,765 126,664 (44,961,378) (143,245) 6,794,194 — 199,381 —
Nationwide Loomis Core
Bond Fund, Class R6 3,901,143 — 45,010,069 (1,910,628) (387,313) (5,690,277) 37,021,851 604,285 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 187,965,820 6,083,716 (218,844,673) (556,059) 25,351,196 — 4,423,258 —
NVIT Loomis Core Bond
Fund, Class Y 49,077,921 281,104,487 220,900,021 (33,340,384) (6,432,138) (4,825,762) 457,406,224 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,482,844 57,370,716 853,908 (4,927,025) (341,828) 2,091,984 55,047,755 — —
Total 1,805,988,771 371,817,179 (537,610,149) (3,657,282) 107,333,078 1,743,871,597 5,226,924 —
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,340,434 13,386,525 58,580 (2,144,961) (256,295) 2,065,594 13,109,443 — —
NVIT GS International Equity
Insights Fund, Class Y 2,611,215 48,571,138 157,126 (23,369,188) 2,264,623 6,635,435 34,259,134 — —
NVIT GS Large Cap Equity
Fund, Class Y 6,062,366 89,021,026 24,703,288 (27,810,958) 3,218,395 (1,409,313) 87,722,438 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 615,206 7,702,934 702,590 (680,392) 36,627 (139,359) 7,622,400 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,935,949 50,829,250 2,685,295 (4,476,670) (145,822) 2,354,000 51,246,053 — —
Nationwide Bond Fund,
Class R6 – 15,753,141 56,319 (17,660,310) (77,214) 1,928,064 — 81,875 —
Nationwide Loomis Core
Bond Fund, Class R6 1,604,635 — 17,755,520 (912,747) (185,990) (1,428,793) 15,227,990 249,907 —

Blueprint Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 59
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semi-
annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.
nationwide.com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 73,941,558 2,920,771 (83,934,780) (422,189) 7,494,640 — 1,722,693 —
NVIT Loomis Core Bond
Fund, Class Y 17,483,591 94,210,813 83,917,716 (12,762,424) (2,333,986) (85,049) 162,947,070 — —
NVIT Loomis Short Term
Bond Fund, Class Y 3,867,984 40,695,697 607,727 (3,713,195) (182,046) 1,426,376 38,834,559 — —
Total 434,112,082 133,564,932 (177,465,625) 1,916,103 18,841,595 410,969,087 2,054,475 —
Blueprint Managed Growth
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,743,795 37,268,632 120,250 (5,850,293) (672,918) 5,748,648 36,614,319 — —
NVIT GS International Equity
Insights Fund, Class Y 6,131,779 123,743,486 302,394 (65,487,322) 5,198,282 16,692,101 80,448,941 — —
NVIT GS Large Cap Equity
Fund, Class Y 18,803,988 265,216,127 43,089,317 (42,769,182) (270,560) 6,827,999 272,093,701 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,830,471 22,850,699 2,033,625 (1,872,626) 40,161 (372,322) 22,679,537 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 10,917,144 140,554,037 7,099,442 (11,485,442) (542,310) 6,515,494 142,141,221 — —
Nationwide Bond Fund,
Class R6 – 26,105,287 110,192 (29,187,403) (72,885) 3,044,809 — 136,663 —
Nationwide Loomis Core
Bond Fund, Class R6 2,667,847 — 29,639,897 (1,746,457) (340,081) (2,235,487) 25,317,872 418,354 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 150,754,373 6,485,262 (171,870,816) (547,169) 15,178,350 — 3,565,901 —
NVIT Loomis Core Bond
Fund, Class Y 34,183,581 176,939,298 173,054,831 (25,770,991) (4,621,929) (1,010,234) 318,590,975 — —
NVIT Loomis Short Term
Bond Fund, Class Y 6,002,138 62,941,274 990,332 (5,612,081) (280,483) 2,222,422 60,261,464 — —
Total 1,006,373,213 262,925,542 (361,652,613) (2,109,892) 52,611,780 958,148,030 4,120,918 —
* Purchases include reinvestment of income and realized gain distributions, as applicable.

60 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Blueprint Funds
amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semi-annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and  at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semi-annual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Fund Purchases
*
Sales
Blueprint Aggressive $ 30,952,519 $ 29,893,436
Blueprint Moderately Aggressive 46,849,283 66,567,387
Blueprint Moderate 155,736,799 289,075,267
Blueprint Moderately Conservative 29,372,592 61,518,734
Blueprint Conservative 40,994,459 64,376,713
Blueprint Balanced 110,417,300 221,659,970
Blueprint Capital Appreciation 164,855,191 283,749,069
Blueprint Managed Growth & Income 58,303,982 91,262,392
Blueprint Managed Growth 94,460,082 167,458,840
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Blueprint Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 61
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
11. Federal Tax Information
As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 217,050,877 $ 50,452,384 $ (221,867) $ 50,230,517
Blueprint Moderately Aggressive 390,555,867 85,291,640 (4,470,993) 80,820,647
Blueprint Moderate 1,619,210,863 254,196,019 (58,460,242) 195,735,777
Blueprint Moderately Conservative 455,987,947 38,336,842 (23,543,219) 14,793,623
Blueprint Conservative 475,611,281 11,838,514 (29,198,976) (17,360,462)
Blueprint Balanced 1,376,898,033 162,300,948 (62,835,703) 99,465,245
Blueprint Capital Appreciation 1,591,462,363 305,531,968 (43,041,155) 262,490,813
Blueprint Managed Growth & Income 406,574,927 41,380,470 (10,132,777) 31,247,693
Blueprint Managed Growth 900,266,195 136,737,654 (15,585,504) 121,152,150

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-BP (8-25)

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 18
Notes to Financial Statements 23

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
Investment Company 96 .2%
Shares Value ($)
Alternative Assets 96.2%
BlackRock Global Allocation VI
Fund, Class I 17,138,352 313,460,454
Total Alternative Assets
(cost $270,760,914) 313,460,454
Total Investment Company
(cost $270,760,914) 313,460,454
Total Investments
(cost $270,760,914) — 96.2% 313,460,454
Other assets in excess of liabilities — 3.8% 12,497,595
NET ASSETS — 100.0% $ 325,958,049
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 72 9/2025 USD 9,654,120 177,566
Russell 2000 E-Mini Index 1 9/2025 USD 109,585 2,502
S&P 500 E-Mini Index 58 9/2025 USD 18,135,875 426,717
S&P Midcap 400 E-Mini Index 1 9/2025 USD 312,550 8,028
Net contracts 614,813
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Exchange Traded Funds 99 .6%
Shares Value ($)
Fixed Income Funds 99.6%
iShares Core 10+ Year USD
Bond ETF(a) 166,698 8,238,215
iShares Core 1-5 Year USD
Bond ETF 258,528 12,577,387
iShares Core Total USD Bond
Market ETF 180,525 8,345,671
iShares Core U.S. Aggregate
Bond ETF(a) 420,228 41,686,618
iShares MBS ETF 88,856 8,342,690
iShares U.S. Treasury Bond ETF 180,638 4,151,061
Total Exchange Traded Funds
(cost $86,859,462) 83,341,642
Repurchase Agreement 1 .1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $935,071,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $953,656.(b)
(c) 934,957 934,957
Total Repurchase Agreement
(cost $934,957) 934,957
Total Investments
(cost $87,792,919) — 100.7% 84,276,599
Liabilities in excess of other assets — (0.7)% (626,977)
NET ASSETS — 100.0% $ 83,649,622
(a) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June
30, 2025 was $947,946, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $934,957 and by $30,060 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.63% - 4.75%, and maturity dates ranging from 5/31/2026 -
2/15/2054, a total value of $965,017.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $934,957.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100 .0%
Shares Value ($)
Equity Funds 100.0%
iShares Core MSCI EAFE ETF 139,865 11,675,930
iShares Core MSCI International
Developed Markets ETF 180,261 13,707,046
iShares Core S&P 500 ETF 11,263 6,993,197
iShares Core S&P Mid-Cap ETF 285,085 17,680,972
iShares Core S&P Small-Cap
ETF 25,495 2,786,349
iShares Core S&P Total U.S.
Stock Market ETF(a) 208,761 28,191,085
iShares MSCI USA Momentum
Factor ETF(a) 9,323 2,240,503
iShares MSCI USA Quality
Factor ETF(a) 11,127 2,034,238
iShares MSCI USA Size Factor
ETF 12,224 1,889,097
iShares MSCI USA Value Factor
ETF(a) 16,542 1,872,720
iShares U.S. Equity Factor
ETF(a) 141,058 9,046,050
iShares U.S. Small-Cap Equity
Factor ETF 28,042 1,905,454
Total Exchange Traded Funds
(cost $72,601,026) 100,022,641
Repurchase Agreements 4 .9%
Principal
Amount ($)
Bank of America NA, 4.38%,
dated 6/30/2025, due
7/1/2025, repurchase price
$1,000,122, collateralized by
U.S. Government Treasury
Securities, 4.88%, maturing
11/30/2025; total market
value $1,020,001.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $951,216,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $970,122.(b)
(c) 951,100 951,100
MetLife, Inc., 4.40%,
dated 6/30/2025, due
7/1/2025, repurchase price
$1,000,122, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $1,020,533.(b)(c) 1,000,000 1,000,000
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.40%,
dated 6/30/2025, due
7/1/2025, repurchase price
$2,000,244, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $2,040,006.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $4,951,100) 4,951,100
Total Investments
(cost $77,552,126) — 104.9% 104,973,741
Liabilities in excess of other assets — (4.9)% (4,892,374)
NET ASSETS — 100.0% $ 100,081,367
(a) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $5,050,169, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$4,951,100 and by $164,923 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 6.25%, and maturity dates ranging from 10/15/2025 -
5/15/2054, a total value of $5,116,023.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $4,951,100.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
Investment Companies 96 .1%
Shares Value ($)
Balanced Fund 28.7%
American Balanced Fund, Class
R6 21,406,225 785,608,440
Total Balanced Fund
(cost $712,420,582) 785,608,440
Equity Funds 48.5%
American Funds Growth Fund,
Class 1 6,212,395 801,958,077
American Funds Washington
Mutual Investors Fund, Class
1 30,665,864 524,386,266
Total Equity Funds
(cost $1,078,296,288) 1,326,344,343
Investment Companies
Shares Value ($)
Fixed Income Funds 18.9%
American Funds U.S.
Government Securities Fund,
Class 1 12,925,215 128,993,649
Bond Fund of America (The),
Class R6 34,103,472 387,415,443
Total Fixed Income Funds
(cost $542,709,709) 516,409,092
Total Investment Companies
(cost $2,333,426,579) 2,628,361,875
Total Investments
(cost $2,333,426,579) — 96.1% 2,628,361,875
Other assets in excess of liabilities — 3.9% 105,842,590
NET ASSETS — 100.0% $ 2,734,204,465
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 44 9/2025 USD 5,899,740 107,992
Russell 2000 E-Mini Index 12 9/2025 USD 1,315,020 19,129
S&P 500 E-Mini Index 377 9/2025 USD 117,883,188 2,078,139
S&P Midcap 400 E-Mini Index 27 9/2025 USD 8,438,850 90,891
Net contracts 2,296,151
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 96 .7%
Shares Value ($)
Equity Fund 96.7%
American Funds Growth-Income
Fund, Class 1 11,494,535 717,259,008
Total Investment Company
(cost $556,244,548) 717,259,008
Total Investments
(cost $556,244,548) — 96.7% 717,259,008
Other assets in excess of liabilities — 3.3% 24,794,551
NET ASSETS — 100.0% $ 742,053,559
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 8 9/2025 USD 1,072,680 10,741
S&P 500 E-Mini Index 68 9/2025 USD 21,262,750 752,374
S&P Midcap 400 E-Mini Index 5 9/2025 USD 1,562,750 47,363
Net contracts 810,478
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 313,460,454
Repurchase agreements, at value —
Cash 10,946,038
Deposits with broker for futures contracts 1,578,299
Interest and dividends receivable 37,075
Security lending income receivable —
Receivable for investments sold 304,981
Receivable for capital shares issued 4,937
Receivable for variation margin on futures contracts 89,536
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 326,421,320
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 311,649
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 39,393
Fund administration fees 23,395
Distribution fees —
Administrative servicing fees 66,854
Accounting and transfer agent fees 462
Trustee fees 14
Custodian fees 1,518
Compliance program costs (Note 3) 341
Professional fees 10,521
Printing fees 8,383
Other 741
Total Liabilities 463,271
Commitments and contingencies (Note 3) —
Net Assets $ 325,958,049
* Includes value of securities on loan (Note 2) —
Cost of investment securities 270,760,914
Cost of repurchase agreements —
Represented by:
Capital $ 294,368,767
Total distributable earnings (loss) 31,589,282
Net Assets $ 325,958,049

Fund of Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 9
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 83,341,642 $ 100,022,641 $ 2,628,361,875 $ 717,259,008
934,957 4,951,100 — —
59,086 181,674 98,871,538 23,344,811
— — 7,738,021 1,756,857
478 444 1,695,644 56,475
853 6,142 — —
— 262,953 2,462,965 565,650
331,826 5,234 — 1,472
— — 495,909 102,160
4,211 3,934 — —
423 494 12,858 3,519
84,673,476 105,434,616 2,739,638,810 743,089,952
— 261,611 1,451,459 —
5,013 57,776 2,452,175 591,365
934,957 4,951,100 — —
7,410 8,824 324,875 87,258
23,592 24,214 66,617 30,776
14,780 18,032 550,779 148,651
18,471 11,462 519,204 149,689
104 133 4,293 1,022
5 43 27 9
318 1,303 10,171 2,104
84 99 2,863 761
7,952 8,154 27,989 13,770
11,068 10,349 11,850 7,762
100 149 12,043 3,226
1,023,854 5,353,249 5,434,345 1,036,393
— — — —
$ 83,649,622 $ 100,081,367 $ 2,734,204,465 $ 742,053,559
947,946 5,050,169 — —
86,857,962 72,601,026 2,333,426,579 556,244,548
934,957 4,951,100 — —
$ 88,863,848 $ 74,003,496 $ 2,624,541,773 $ 457,678,727
(5,214,226) 26,077,871 109,662,692 284,374,832
$ 83,649,622 $ 100,081,367 $ 2,734,204,465 $ 742,053,559

10 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 325,958,049
Class Y Shares —
Total $ 325,958,049
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 24,793,465
Class Y Shares —
Total 24,793,465
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 13 .15
Class Y Shares $ —

Fund of Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 11
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 73,380,564 $ 89,896,507 $ 2,734,204,465 $ 742,053,559
10,269,058 10,184,860 — —
$ 83,649,622 $ 100,081,367 $ 2,734,204,465 $ 742,053,559
7,591,856 4,580,173 238,638,137 44,553,137
1,075,010 544,735 — —
8,666,866 5,124,908 238,638,137 44,553,137
$ 9 .67 $ 19 .63 $ 11 .46 $ 16 .66
$ 9 .55 $ 18 .70 $ — $ —

12 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Interest income $ 232,690
Income from securities lending (net of fees) (Note 2) —
Dividend income —
Total Income 232,690
EXPENSES:
Investment advisory fees 1,171,822
Fund administration fees 55,636
Distribution fees Class II Shares 395,884
Administrative servicing fees Class II Shares 395,884
Professional fees 13,376
Printing fees 2,577
Trustee fees 5,828
Custodian fees 1,424
Accounting and transfer agent fees 932
Compliance program costs (Note 3) 705
Other 1,998
Total expenses before fees waived and expenses reimbursed 2,046,066
Distribution fees waived - Class II (Note 3) (395,884)
Investment advisory fees waived (Note 3) (934,290)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 715,892
NET INVESTMENT INCOME/(LOSS) (483,202)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions —
Net realized gains (losses) from:
Transactions in investment securities (486,533)
Expiration or closing of futures contracts (Note 2) (13,082,355)
Net realized gains (losses) (13,568,888)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 32,392,827
Futures contracts (Note 2) 579,739
Net change in unrealized appreciation/depreciation 32,972,566
Net realized/unrealized gains (losses) 19,403,678
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 18,920,476

Fund of Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 13
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 3,816 $ 4,152 $ 2,874,360 $ 470,235
7,547 32,458 — —
1,381,758 855,250 19,076,317 1,689,288
1,393,121 891,860 21,950,677 2,159,523
44,264 51,327 1,986,128 526,301
35,478 37,205 312,512 98,793
89,174 105,117 3,369,544 895,545
89,174 105,117 3,369,544 895,545
8,584 8,914 64,747 21,852
— — 21,425 6,776
1,454 1,746 49,802 13,203
1,151 1,613 16,760 4,303
330 381 7,602 2,019
174 205 6,003 1,595
390 479 19,923 4,537
270,173 312,104 9,223,990 2,470,469
— — — —
— — — —
(23,336) (22,429) — —
246,837 289,675 9,223,990 2,470,469
1,146,284 602,185 12,726,687 (310,946)
— — 100,375,223 116,890,417
(939,573) (52,268) (23,031,350) 12,637,288
— — (118,252,553) (41,719,659)
(939,573) (52,268) (40,908,680) 87,808,046
2,633,635 6,880,552 113,840,096 (77,252,437)
— — 1,667,184 1,787,119
2,633,635 6,880,552 115,507,280 (75,465,318)
1,694,062 6,828,284 74,598,600 12,342,728
$ 2,840,346 $ 7,430,469 $ 87,325,287 $ 12,031,782

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Fund of Funds
NVIT BlackRock Managed Global Allocation
Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ (483,202) $ 3,473,839
Net realized gains (losses) (13,568,888) 16,843,919
Net change in unrealized appreciation/depreciation 32,972,566 4,189,818
Change in net assets resulting from operations 18,920,476 24,507,576
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (22,960,648) (37,137,195)
Change in net assets (4,040,172) (12,629,619)
Net Assets:
Beginning of period 329,998,221 342,627,840
End of period $ 325,958,049 $ 329,998,221
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 4,457,867 $ 10,377,282
Dividends reinvested — —
Cost of shares redeemed (27,418,515) (47,514,477)
Total Class II Shares (22,960,648) (37,137,195)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (22,960,648) $ (37,137,195)
SHARE TRANSACTIONS:
Class II Shares
Issued 366,253 837,295
Reinvested — —
Redeemed (2,180,756) (3,890,198)
Total Class II Shares (1,814,503) (3,052,903)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (1,814,503) (3,052,903)

Fund of Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 15
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 1,146,284 $ 2,158,183 $ 602,185 $ 1,121,295
(939,573) (320,484) (52,268) (14,109)
2,633,635 (1,246,851) 6,880,552 10,622,722
2,840,346 590,848 7,430,469 11,729,908
— (1,946,482) — (940,724)
— (213,248) — (181,088)
— (2,159,730) — (1,121,812)
3,895,487 23,408,486 (1,562,963) 12,214,325
6,735,833 21,839,604 5,867,506 22,822,421
76,913,789 55,074,185 94,213,861 71,391,440
$ 83,649,622 $ 76,913,789 $ 100,081,367 $ 94,213,861
$ 6,503,734 $ 21,572,886 $ 6,599,951 $ 17,535,568
— 1,946,482 — 940,724
(5,800,876) (3,199,821) (5,932,362) (8,012,893)
702,858 20,319,547 667,589 10,463,399
3,921,291 3,724,939 2,511,385 5,662,116
— 213,248 — 181,088
(728,662) (849,248) (4,741,937) (4,092,278)
3,192,629 3,088,939 (2,230,552) 1,750,926
$ 3,895,487 $ 23,408,486 $ (1,562,963) $ 12,214,325
687,497 2,253,775 365,383 995,698
— 209,054 — 51,299
(611,942) (333,053) (328,325) (453,444)
75,555 2,129,776 37,058 593,553
424,374 393,749 145,024 345,160
— 23,253 — 10,390
(77,508) (89,452) (269,669) (249,370)
346,866 327,550 (124,645) 106,180
422,421 2,457,326 (87,587) 699,733

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Fund of Funds
NVIT Managed American Funds Asset
Allocation Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ 12,726,687 $ 45,128,985
Net realized gains (losses) (40,908,680) 7,918,147
Net change in unrealized appreciation/depreciation 115,507,280 372,864,973
Change in net assets resulting from operations 87,325,287 425,912,105
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (176,712,575) (392,732,886)
Change in net assets (89,387,288) 33,179,219
Net Assets:
Beginning of period 2,823,591,753 2,790,412,534
End of period $ 2,734,204,465 $ 2,823,591,753
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 21,746,268 $ 27,179,523
Dividends reinvested — —
Cost of shares redeemed (198,458,843) (419,912,409)
Total Class II Shares (176,712,575) (392,732,886)
Change in net assets from capital transactions $ (176,712,575) $ (392,732,886)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,984,189 2,592,310
Reinvested — —
Redeemed (17,890,954) (40,232,801)
Total Class II Shares (15,906,765) (37,640,491)
Total change in shares (15,906,765) (37,640,491)

Fund of Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 17
NVIT Managed American Funds Growth-
Income Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ (310,946) $ 5,641,889
87,808,046 44,156,063
(75,465,318) 95,438,136
12,031,782 145,236,088
— (32,424,645)
— (32,424,645)
(19,035,339) (97,299,111)
(7,003,557) 15,512,332
749,057,116 733,544,784
$ 742,053,559 $ 749,057,116
$ 28,359,034 $ 11,724,221
— 32,424,645
(47,394,373) (141,447,977)
(19,035,339) (97,299,111)
$ (19,035,339) $ (97,299,111)
1,883,694 746,204
— 2,085,186
(2,941,002) (9,037,425)
(1,057,308) (6,206,035)
(1,057,308) (6,206,035)

18 - Financial Highlights - June 30, 2025 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2025 (Unaudited) $ 12.40 $ (0.02) $ 0.77 $ 0.75 $ — $ — $ — $ 13.15 6.05% $ 325,958 0.45% (0.31)% 1.29% 1.35%
12/31/2024 11.55 0.12 0.73 0.85 — — — 12.40 7.36% 329,998 0.45% 1.02% 1.29% 10.42%
12/31/2023 10.33 0.20 1.02 1.22 — — — 11.55 11.81% 342,628 0.45% 1.83% 1.29% 3.93%
12/31/2022 12.13 (0.04) (1.76) (1.80) — — — 10.33 (14.84)% 334,538 0.45% (0.37)% 1.29% 6.33%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
12/31/2020 10.83 0.09 1.46 1.55 (0.34) — (0.34) 12.04 14.55% 342,125 0.46% 0.78% 1.30% 12.20%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - June 30, 2025 (Unaudited) - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2025 (Unaudited) $ 9.34 $ 0.13 $ 0.20 $ 0.33 $ — $ — $ — $ 9.67 3.53% $ 73,381 0.67% 2.79% 0.73% 5.65%
12/31/2024 9.53 0.31 (0.23) 0.08 (0.27) — (0.27) 9.34 0.81% 70,209 0.67% 3.29% 0.75% 2.64%
12/31/2023 9.29 0.26 0.22 0.48 (0.24) — (0.24) 9.53 5.22% 51,313 0.67% 2.81% 0.79% 5.33%
12/31/2022 10.97 0.18 (1.69) (1.51) (0.17) — (0.17) 9.29 (13.74)% 38,622 0.67% 1.79% 0.81% 14.54%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
12/31/2020 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) 11.30 7.12% 19,165 0.67% 1.79% 1.47% 52.97%
Class Y Shares
6/30/2025 (Unaudited) 9.21 0.15 0.19 0.34 — — — 9.55 3.69% 10,269 0.17% 3.34% 0.23% 5.65%
12/31/2024 9.39 0.37 (0.24) 0.13 (0.31) — (0.31) 9.21 1.36% 6,705 0.17% 3.87% 0.25% 2.64%
12/31/2023 9.15 0.31 0.22 0.53 (0.29) — (0.29) 9.39 5.77% 3,761 0.17% 3.37% 0.29% 5.33%
12/31/2022 10.81 0.22 (1.66) (1.44) (0.22) — (0.22) 9.15 (13.31)% 2,489 0.17% 2.30% 0.31% 14.54%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
12/31/2020 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) 11.14 7.75% 2,376 0.17% 2.32% 1.05% 52.97%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

20 - Financial Highlights - June 30, 2025 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2025 (Unaudited) $ 18.19 $ 0.11 $ 1.33 $ 1.44 $ — $ — $ — $ 19.63 7.92% $ 89,897 0.67% 1.24% 0.72% 9.68%
12/31/2024 15.92 0.23 2.25 2.48 (0.21) — (0.21) 18.19 15.57% 82,643 0.67% 1.29% 0.73% 12.38%
12/31/2023 13.39 0.23 2.51 2.74 (0.21) — (0.21) 15.92 20.48% 62,870 0.67% 1.56% 0.76% 12.44%
12/31/2022 16.26 0.23 (2.88) (2.65) (0.22) — (0.22) 13.39 (16.33)%(h) 45,331 0.67% 1.64% 0.79% 13.66%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
12/31/2020 11.81 0.26 1.60 1.86 (0.16) — (0.16) 13.51 15.76% 11,743 0.67% 2.19% 2.12% 17.62%
Class Y Shares
6/30/2025 (Unaudited) 17.29 0.15 1.26 1.41 — — — 18.70 8.16% 10,185 0.17% 1.75% 0.22% 9.68%
12/31/2024 15.13 0.29 2.16 2.45 (0.29) — (0.29) 17.29 16.19% 11,571 0.17% 1.73% 0.23% 12.38%
12/31/2023 12.73 0.28 2.40 2.68 (0.28) — (0.28) 15.13 21.05% 8,521 0.17% 2.04% 0.26% 12.44%
12/31/2022 15.48 0.28 (2.75) (2.47) (0.28) — (0.28) 12.73 (15.96)% 5,347 0.17% 2.12% 0.29% 13.66%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
12/31/2020 11.23 0.29 1.54 1.83 (0.21) — (0.21) 12.85 16.32% 2,131 0.17% 2.64% 1.69% 17.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fund of Funds - June 30, 2025 (Unaudited) - Financial Highlights - 21
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
6/30/2025 (Unaudited) $ 11.09 $ 0.05 $ 0.32 $ 0.37 $ — $ — $ — $ 11.46 3.34% $ 2,734,204 0.68% 0.94% 0.68% 11.39%
12/31/2024 9.55 0.17 1.37 1.54 — — — 11.09 16.13% 2,823,592 0.68% 1.58% 0.68% 11.67%
12/31/2023 8.86 0.15 1.32 1.47 — (0.78) (0.78) 9.55 17.22% 2,790,413 0.68% 1.68% 0.68% 10.72%
12/31/2022 13.57 0.12 (2.03) (1.91) — (2.80) (2.80) 8.86 (14.30)% 2,658,674 0.69% 1.11% 0.69% 18.36%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
12/31/2020 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) 12.04 7.09% 2,541,551 0.69% 1.17% 0.69% 9.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

22 - Financial Highlights - June 30, 2025 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
6/30/2025 (Unaudited) $ 16.42 $ (0.01) $ 0.25 $ 0.24 $ — $ — $ — $ 16.66 1.46% $ 742,054 0.69% (0.09)% 0.69% 11.86%
12/31/2024 14.16 0.12 2.86 2.98 — (0.72) (0.72) 16.42 21.33% 749,057 0.69% 0.75% 0.69% 7.15%
12/31/2023 12.24 0.14 2.75 2.89 — (0.97) (0.97) 14.16 24.31% 733,545 0.69% 1.05% 0.69% 10.47%
12/31/2022 14.47 0.11 (2.34) (2.23) — — — 12.24 (15.41)% 645,973 0.69% 0.87% 0.69% 5.56%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
12/31/2020 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) 11.84 6.98% 593,118 0.70% 0.85% 0.70% 20.20%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

Fund of Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 23
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

24 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 614,813 $ – $ – $ 614,813
Investment Company 313,460,454 – – 313,460,454
Total $ 314,075,267 $ – $ – $ 314,075,267
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 83,341,642 $ – $ – $ 83,341,642
Repurchase Agreement – 934,957 – 934,957
Total $ 83,341,642 $ 934,957 $ – $ 84,276,599

Fund of Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 25
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semi-annual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semi-
annual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semi-annual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's
Underlying Funds' most recent annual or semi-annual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2025, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 100,022,641 $ – $ – $ 100,022,641
Repurchase Agreements – 4,951,100 – 4,951,100
Total $ 100,022,641 $ 4,951,100 $ – $ 104,973,741
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 2,296,151 $ – $ – $ 2,296,151
Investment Companies 2,628,361,875 – – 2,628,361,875
Total $ 2,630,658,026 $ – $ – $ 2,630,658,026
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 810,478 $ – $ – $ 810,478
Investment Company 717,259,008 – – 717,259,008
Total $ 718,069,486 $ – $ – $ 718,069,486
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

26 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fund of Funds
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2025:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2025:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 614,813
Total $ 614,813
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 2,296,151
Total $ 2,296,151
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 810,478
Total $ 810,478
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (13,082,355)
Total $ (13,082,355)

Fund of Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 27
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2025:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2025, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Securities Lending
During the six months ended June 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (118,252,553)
Total $ (118,252,553)
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (41,719,659)
Total $ (41,719,659)
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 579,739
Total $ 579,739
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,667,184
Total $ 1,667,184
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,787,119
Total $ 1,787,119
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 8,806,489
Average Notional Balance Short $ 23,802,500
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 60,234,264
Average Notional Balance Short $ 244,777,859
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 15,941,595
Average Notional Balance Short $ 74,637,990

28 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fund of Funds
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
iShares Fixed Income $ 934,957
iShares Global Equity 4,951,100

Fund of Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 29
have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $98,011,924, collateralized by U.S. Government
Treasury Securities, 4.88%, maturing 11/30/2025; total market value $99,960,053.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $139,383,070, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $142,153,358.
MetLife, Inc., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $55,006,722, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 11/15/2027 - 11/15/2045; total market value $56,129,310.
Pershing LLC, 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $247,030,188, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/7/2025 - 12/20/2073; total market value $251,940,757.
iShares Fixed Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 934,957 $ – $ 934,957 $ (934,957) $ –
Total $ 934,957 $ – $ 934,957 $ (934,957) $ –

30 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fund of Funds
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
iShares Global Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 951,100 – 951,100 (951,100) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 4,951,100 $ – $ 4,951,100 $ (4,951,100) $ –
* As of June 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fund of Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 31
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(j) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2026 or the Funds cease to operate as a “fund-of-funds”.
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee
Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%

32 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fund of Funds
During the six months ended June 30, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2025, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
1
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $88,490 during the six months ended June 30, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, but including acquired fund fees and expenses) from exceeding the amounts listed in the following table until at least April 30, 2026.
Fund Amount
BlackRock Managed Global Allocation $ 934,290
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.05
iShares Global Equity 0.11 N/A 0.06
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17
Managed American Asset Allocation All Classes 0.23
Managed American Growth-Income Class II 0.22
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%

Fund of Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 33
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
A
During the six months ended June 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $539,624 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $8,682.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
June 30, 2025
Amount Total
BlackRock Managed Global
Allocation $ — $ — $ — $ — $ —
iShares Fixed Income 14,000 57,222 50,935 23,336 145,493
iShares Global Equity 12,800 56,338 48,598 22,429 140,165
Managed American Asset Allocation — — — — —
Managed American Growth-Income — — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

34 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fund of Funds
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the six months ended June 30, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2025, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2025, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Fund
Distribution
Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 395,884
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 395,884
iShares Fixed Income 89,174
iShares Global Equity 105,117
Managed American Asset Allocation 3,369,544
Managed American Growth-Income 895,545

Fund of Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 35
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semi-annual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semi-annual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semi-
annual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 4,144,074 $ 36,364,641
iShares Fixed Income 9,403,883 4,589,853
iShares Global Equity 9,155,535 9,496,015
Managed American Asset Allocation 291,874,012 358,531,618
Managed American Growth-Income 145,123,492 83,050,831
* Purchases include reinvestments of income and realized gain distributions, as applicable.

36 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fund of Funds
taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Federal Tax Information
As of June 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 279,112,090 $ 34,963,177 $ – $ 34,963,177
iShares Fixed Income 90,423,315 8,675 (6,155,391) (6,146,716)
iShares Global Equity 79,747,069 25,226,672 – 25,226,672
Managed American Asset Allocation 2,509,829,270 160,479,049 (39,650,293) 120,828,756
Managed American Growth-Income 566,978,451 151,091,035 – 151,091,035

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-FOF (8-25)

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 44
Statements of Operations 48
Statements of Changes in Net Assets 50
Financial Highlights 54
Notes to Financial Statements 59

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 98 .7%
Shares Value ($)
BRAZIL 4 .6%
Aerospace & Defense 0 .9%
Embraer SA, ADR 85,300 4,854,423
Banks 1 .8%
Banco Bradesco SA, ADR (a) 248,600 768,174
Itau Unibanco Holding SA 155,100 941,774
Itau Unibanco Holding SA
(Preference) 1,095,820 7,452,569
NU Holdings Ltd., Class A * 61,100 838,292
10,000,809
Capital Markets 0 .1%
B3 SA - Brasil Bolsa Balcao 174,200 467,475
Diversified Consumer Services 0 .5%
Anima Holding SA 872,100 680,588
Cogna Educacao SA 1,957,500 1,012,419
YDUQS Participacoes SA 312,700 949,076
2,642,083
Electric Utilities 0 .1%
Cia Energetica de Minas Gerais,
ADR 225,500 441,980
Transmissora Alianca de Energia
Eletrica SA 58,800 378,032
820,012
Food Products 0 .1%
BRF SA * 98,500 365,130
Ground Transportation 0 .1%
Localiza Rent a Car SA 69,400 517,585
Movida Participacoes SA 192,600 248,500
766,085
Health Care Providers & Services 0 .2%
Rede D'Or Sao Luiz SA Reg. S
*(b) 147,700 962,900
Household Durables 0 .1%
Cury Construtora e Incorporadora
SA 129,500 703,620
Oil, Gas & Consumable Fuels 0 .6%
Petroleo Brasileiro SA, ADR (a) 32,550 407,201
Petroleo Brasileiro SA (Preference) 543,600 3,139,674
3,546,875
Real Estate Management & Development 0 .0%
†
Allos SA 58,600 245,052
Specialty Retail 0 .1%
Grupo SBF SA 217,900 489,293
Transportation Infrastructure 0 .0%
†
Wilson Sons SA 63,600 204,270
26,068,027
CHILE 0 .3%
Banks 0 .1%
Banco de Chile 2,098,153 317,327
Electric Utilities 0 .2%
Enel Americas SA 11,727,071 1,142,340
Engie Energia Chile SA 74,594 104,089
1,246,429
Marine Transportation 0 .0%
†
Cia Sud Americana de Vapores SA 2,071,666 105,893
1,669,649
Common Stocks
Shares Value ($)
CHINA 27 .8%
Aerospace & Defense 0 .1%
AVICOPTER plc, Class A 116,800 634,271
Automobiles 1 .1%
Geely Automobile Holdings Ltd. 2,428,000 4,946,722
XPeng, Inc., Class A * 132,000 1,178,753
6,125,475
Banks 2 .1%
Bank of China Ltd., Class H 2,025,000 1,178,246
Bank of Chongqing Co. Ltd., Class
H 418,500 434,936
Bank of Shanghai Co. Ltd., Class
A 1,211,080 1,793,575
China Construction Bank Corp.,
Class H 1,980,000 2,000,605
Industrial & Commercial Bank of
China Ltd., Class H 7,540,000 5,981,882
Shanghai Pudong Development
Bank Co. Ltd., Class A 326,700 632,859
12,022,103
Beverages 0 .0%
†
China Foods Ltd. 324,000 126,813
Biotechnology 0 .0%
†
BeOne Medicines Ltd. * 11,100 208,728
Broadline Retail 4 .5%
Alibaba Group Holding Ltd. 1,164,600 16,527,448
JD.com, Inc., Class A 352,650 5,749,547
PDD Holdings, Inc., ADR * 29,580 3,095,843
25,372,838
Capital Markets 0 .9%
Changjiang Securities Co. Ltd.,
Class A 323,700 312,766
China Galaxy Securities Co. Ltd.,
Class H 567,000 638,089
Guosen Securities Co. Ltd., Class
A 533,800 857,508
Industrial Securities Co. Ltd.,
Class A 635,500 551,076
Shenwan Hongyuan Group Co.
Ltd., Class H Reg. S (b) 1,516,800 518,014
SooChow Securities Co. Ltd.,
Class A 1,369,150 1,672,219
Zhongtai Securities Co. Ltd., Class
A 761,800 682,942
5,232,614
Chemicals 0 .9%
Yunnan Yuntianhua Co. Ltd., Class
A 832,400 2,552,323
Zangge Mining Co. Ltd., Class A 303,700 1,813,827
Zhejiang Longsheng Group Co.
Ltd., Class A 291,300 414,023
Zhejiang NHU Co. Ltd., Class A 70,547 209,188
4,989,361
Construction & Engineering 0 .2%
China Energy Engineering Corp.
Ltd., Class A 2,958,900 920,541
Construction Materials 0 .0%
†
Huaxin Cement Co. Ltd., Class H 221,300 248,346

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Consumer Finance 0 .1%
Qifu Technology, Inc., Class A,
ADR 13,000 563,680
Diversified Consumer Services 0 .1%
China East Education Holdings
Ltd. Reg. S (b) 254,500 216,635
China Education Group Holdings
Ltd. Reg. S 269,000 93,421
310,056
Electronic Equipment, Instruments & Components 0 .2%
AAC Technologies Holdings, Inc. 46,000 238,721
Wuhan Guide Infrared Co. Ltd.,
Class A * 483,900 694,158
932,879
Entertainment 2 .0%
Beijing Enlight Media Co. Ltd.,
Class A 153,000 432,397
Kingsoft Corp. Ltd. 158,400 825,532
NetEase Cloud Music, Inc. Reg.
S *(b) 54,000 1,661,915
NetEase, Inc. 265,700 7,166,773
Tencent Music Entertainment
Group, ADR 27,300 532,077
XD, Inc. Reg. S 62,200 383,287
11,001,981
Food Products 0 .2%
Tingyi Cayman Islands Holding
Corp. 746,000 1,093,629
Hotels, Restaurants & Leisure 1 .2%
Meituan, Class B Reg. S *(b) 433,160 6,932,054
Industrial Conglomerates 0 .5%
CITIC Ltd. 1,933,000 2,659,921
Fosun International Ltd. 258,000 153,785
2,813,706
Insurance 2 .3%
China Life Insurance Co. Ltd.,
Class H 1,165,000 2,804,246
China Pacific Insurance Group Co.
Ltd., Class H 61,600 211,360
China Taiping Insurance Holdings
Co. Ltd. 146,400 286,270
New China Life Insurance Co. Ltd.,
Class H 55,700 304,319
People's Insurance Co. Group of
China Ltd. (The), Class A 237,300 288,224
People's Insurance Co. Group of
China Ltd. (The), Class H 6,423,000 4,898,031
PICC Property & Casualty Co.
Ltd., Class H 2,048,000 3,973,701
12,766,151
Interactive Media & Services 5 .6%
Bilibili, Inc., Class Z *(a) 60,860 1,304,179
Tencent Holdings Ltd. 462,800 29,724,302
31,028,481
Life Sciences Tools & Services 0 .0%
†
WuXi AppTec Co. Ltd., Class A 20,600 200,944
Machinery 0 .6%
Lonking Holdings Ltd. 2,836,000 759,648
Sany Heavy Industry Co. Ltd.,
Class A 883,400 2,217,280
Common Stocks
Shares Value ($)
CHINA
Machinery
Yutong Bus Co. Ltd., Class A 185,828 644,734
3,621,662
Metals & Mining 1 .7%
China Gold International
Resources Corp. Ltd. 55,100 505,493
CMOC Group Ltd., Class H 141,000 142,704
Zhaojin Mining Industry Co. Ltd.,
Class H 123,000 323,553
Zijin Mining Group Co. Ltd., Class
A 1,759,550 4,842,391
Zijin Mining Group Co. Ltd., Class
H 1,414,000 3,599,150
9,413,291
Oil, Gas & Consumable Fuels 0 .5%
PetroChina Co. Ltd., Class H 3,366,000 2,890,529
Pharmaceuticals 0 .4%
CSPC Pharmaceutical Group Ltd. 822,000 808,312
Livzon Pharmaceutical Group,
Inc., Class H 345,000 1,297,066
2,105,378
Real Estate Management & Development 0 .2%
China Resources Land Ltd. 120,000 407,212
Country Garden Services Holdings
Co. Ltd. 777,000 650,644
1,057,856
Specialty Retail 0 .1%
Pop Mart International Group Ltd.
Reg. S (b) 15,000 509,541
Technology Hardware, Storage & Peripherals 2 .3%
Xiaomi Corp., Class B Reg. S *(b) 1,647,200 12,694,504
155,817,412
COLOMBIA 0 .0%
†
Banks 0 .0%
†
Grupo Cibest SA, ADR 4,342 200,557
CZECH REPUBLIC 0 .3%
Banks 0 .3%
Komercni Banka A/S 19,620 948,649
Moneta Money Bank A/S Reg. S
(b) 70,552 486,648
1,435,297
GREECE 0 .2%
Banks 0 .1%
Piraeus Financial Holdings SA 77,339 537,332
Hotels, Restaurants & Leisure 0 .1%
OPAP SA 27,300 619,903
1,157,235
HONG KONG 0 .7%
Electronic Equipment, Instruments & Components 0 .0%
†
Wasion Holdings Ltd. 192,000 204,398
Food Products 0 .2%
WH Group Ltd. Reg. S (b) 968,500 932,749
Pharmaceuticals 0 .5%
Sino Biopharmaceutical Ltd. 4,110,000 2,760,021
3,897,168

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
HUNGARY 0 .1%
Banks 0 .0%
†
OTP Bank Nyrt. 3,208 256,247
Diversified Telecommunication Services 0 .1%
Magyar Telekom
Telecommunications plc 85,567 448,937
705,184
INDIA 17 .6%
Aerospace & Defense 0 .8%
Garden Reach Shipbuilders &
Engineers Ltd. 29,371 1,033,465
Hindustan Aeronautics Ltd. Reg. S 36,314 2,062,873
Mazagon Dock Shipbuilders Ltd. 33,236 1,258,142
4,354,480
Automobiles 0 .2%
Maruti Suzuki India Ltd. 2,895 418,480
Tata Motors Ltd. 88,321 708,928
1,127,408
Banks 4 .0%
Bank of India 217,393 300,666
Central Bank of India Ltd. * 293,407 135,730
Federal Bank Ltd. 754,522 1,874,218
HDFC Bank Ltd. 316,733 7,388,961
ICICI Bank Ltd., ADR 163,656 5,505,388
IDBI Bank Ltd. 204,325 246,506
IndusInd Bank Ltd. * 149,461 1,524,981
Punjab National Bank 1,032,926 1,330,153
RBL Bank Ltd. Reg. S (b) 270,501 783,948
State Bank of India 256,419 2,453,484
UCO Bank 1,036,468 391,757
Yes Bank Ltd. * 2,647,170 629,737
22,565,529
Capital Markets 0 .1%
JM Financial Ltd. 278,914 518,662
Motilal Oswal Financial Services
Ltd. 23,730 241,792
760,454
Chemicals 1 .2%
Chambal Fertilisers and Chemicals
Ltd. 340,494 2,245,112
Coromandel International Ltd. 50,714 1,480,035
PI Industries Ltd. 7,472 358,437
Solar Industries India Ltd. 3,468 711,967
UPL Ltd. 221,963 1,712,059
6,507,610
Construction & Engineering 1 .0%
Engineers India Ltd. 80,175 225,193
Larsen & Toubro Ltd. 125,280 5,362,421
5,587,614
Construction Materials 0 .1%
Ramco Cements Ltd. (The) 24,007 301,073
Consumer Finance 0 .4%
Muthoot Finance Ltd. 67,424 2,063,724
Diversified Telecommunication Services 0 .3%
Indus Towers Ltd. * 320,453 1,574,019
Electric Utilities 0 .2%
Power Grid Corp. of India Ltd. 303,977 1,063,195
Electrical Equipment 0 .2%
GE Vernova T&D India Ltd. 18,517 511,139
Common Stocks
Shares Value ($)
INDIA
Electrical Equipment
Hitachi Energy India Ltd. 3,072 716,925
1,228,064
Entertainment 0 .0%
†
PVR Inox Ltd. * 18,782 212,541
Financial Services 0 .3%
Power Finance Corp. Ltd. 324,953 1,620,171
Food Products 0 .1%
Avanti Feeds Ltd. 45,974 394,048
Gas Utilities 0 .1%
Indraprastha Gas Ltd. 132,773 337,472
Independent Power and Renewable Electricity Producers 0 .3%
NTPC Ltd. 408,656 1,596,446
Insurance 0 .3%
HDFC Life Insurance Co. Ltd. Reg.
S (b) 173,998 1,652,718
ICICI Prudential Life Insurance Co.
Ltd. Reg. S (b) 18,051 138,728
1,791,446
Interactive Media & Services 0 .0%
†
Info Edge India Ltd. 15,358 266,664
IT Services 2 .6%
HCL Technologies Ltd. 231,387 4,665,517
Infosys Ltd., ADR (a) 424,425 7,864,595
Mphasis Ltd. 4,909 162,976
Wipro Ltd. 700,188 2,172,661
14,865,749
Machinery 0 .5%
BEML Ltd. 7,291 378,657
Cochin Shipyard Ltd. Reg. S (b) 38,488 927,596
Cummins India Ltd. 38,274 1,519,269
2,825,522
Media 0 .1%
Zee Entertainment Enterprises Ltd. 366,053 624,488
Metals & Mining 0 .9%
Hindalco Industries Ltd. 513,903 4,153,661
Hindustan Zinc Ltd. 207,580 1,091,820
5,245,481
Oil, Gas & Consumable Fuels 1 .3%
Bharat Petroleum Corp. Ltd. 99,491 385,217
Coal India Ltd. 235,813 1,078,209
Petronet LNG Ltd. 416,645 1,466,997
Reliance Industries Ltd. 237,449 4,156,055
7,086,478
Pharmaceuticals 1 .1%
Ajanta Pharma Ltd. 17,570 528,316
JB Chemicals & Pharmaceuticals
Ltd. 21,442 419,474
Lupin Ltd. 64,576 1,462,879
Torrent Pharmaceuticals Ltd. 50,293 1,999,012
Zydus Lifesciences Ltd. 144,037 1,665,874
6,075,555
Real Estate Management & Development 0 .3%
DLF Ltd. 21,928 214,295
Godrej Properties Ltd. * 62,703 1,713,884
1,928,179
Software 0 .0%
†
Oracle Financial Services
Software Ltd. 684 71,695

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
INDIA
Textiles, Apparel & Luxury Goods 0 .4%
Kalyan Jewellers India Ltd. 302,913 1,964,072
Transportation Infrastructure 0 .0%
†
Gujarat Pipavav Port Ltd. 138,624 261,824
Wireless Telecommunication Services 0 .8%
Bharti Airtel Ltd. 182,849 4,291,877
98,592,878
INDONESIA 1 .3%
Banks 1 .0%
Bank Central Asia Tbk. PT 4,512,000 2,417,532
Bank CIMB Niaga Tbk. PT 3,918,000 402,588
Bank Mandiri Persero Tbk. PT 4,516,300 1,358,624
Bank Rakyat Indonesia Persero
Tbk. PT 5,181,300 1,198,221
Bank Syariah Indonesia Tbk. PT 404,300 64,488
5,441,453
Broadline Retail 0 .0%
†
GoTo Gojek Tokopedia Tbk. PT,
Class A * 76,788,800 275,304
Media 0 .1%
Elang Mahkota Teknologi Tbk. PT 4,112,600 122,460
Surya Citra Media Tbk. PT 18,497,500 171,009
293,469
Metals & Mining 0 .2%
Aneka Tambang Tbk. 6,440,000 1,208,791
7,219,017
MAURITIUS 0 .0%
†
Real Estate Management & Development 0 .0%
†
Lighthouse Properties plc 292,426 134,312
MEXICO 1 .5%
Banks 0 .7%
Grupo Financiero Banorte SAB de
CV, Class O 341,204 3,118,832
Grupo Financiero Inbursa SAB de
CV, Class O (a) 201,500 520,167
3,638,999
Beverages 0 .2%
Arca Continental SAB de CV 97,004 1,025,277
Construction Materials 0 .1%
Cemex SAB de CV, ADR 112,570 780,110
Diversified REITs 0 .1%
Fibra Uno Administracion SA de
CV 325,400 449,485
Metals & Mining 0 .1%
Industrias Penoles SAB de CV * 28,900 803,569
Pharmaceuticals 0 .0%
†
Genomma Lab Internacional SAB
de CV, Class B 159,700 174,385
Transportation Infrastructure 0 .3%
Grupo Aeroportuario del Sureste
SAB de CV, ADR 198 63,136
Promotora y Operadora de
Infraestructura SAB de CV (a) 108,951 1,227,611
1,290,747
8,162,572
Common Stocks
Shares Value ($)
PERU 0 .0%
†
Banks 0 .0%
†
Credicorp Ltd. (a) 1,000 223,520
PHILIPPINES 0 .6%
Banks 0 .2%
Metropolitan Bank & Trust Co. 980,600 1,262,174
Transportation Infrastructure 0 .4%
International Container Terminal
Services, Inc. 286,980 2,099,618
3,361,792
POLAND 1 .4%
Banks 0 .3%
Alior Bank SA 18,196 478,676
Bank Handlowy w Warszawie SA * 9,910 329,251
Bank Millennium SA * 80,633 320,677
Bank Polska Kasa Opieki SA 5,672 292,501
Powszechna Kasa Oszczednosci
Bank Polski SA 15,117 316,238
Santander Bank Polska SA 974 133,974
1,871,317
Capital Markets 0 .1%
Warsaw Stock Exchange 27,980 400,037
Diversified Telecommunication Services 0 .1%
Orange Polska SA 115,530 293,220
Electric Utilities 0 .0%
†
PGE Polska Grupa Energetyczna
SA * 82,854 262,885
Insurance 0 .4%
Powszechny Zaklad Ubezpieczen
SA 121,074 2,123,130
Media 0 .1%
Cyfrowy Polsat SA * 68,936 337,671
Oil, Gas & Consumable Fuels 0 .4%
ORLEN SA 122,451 2,794,560
8,082,820
QATAR 0 .8%
Banks 0 .5%
Al Rayan Bank 1,522,873 975,280
Doha Bank QPSC 422,232 295,036
Qatar International Islamic Bank
QSC 262,196 784,345
Qatar Islamic Bank QPSC 65,207 397,158
Qatar National Bank QPSC 73,236 349,034
2,800,853
Diversified Telecommunication Services 0 .2%
Ooredoo QPSC 316,050 1,109,448
Wireless Telecommunication Services 0 .1%
Vodafone Qatar QSC 499,792 326,920
4,237,221
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC ^∞ 819,980 0
VTB Bank PJSC *^∞ 109,749 0
0
Chemicals 0 .0%
†
PhosAgro PJSC Reg. S *^∞ 7,500 0

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
RUSSIA
Chemicals
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
0
SAUDI ARABIA 4 .0%
Banks 3 .2%
Al Rajhi Bank 231,788 5,858,204
Alinma Bank 21,457 153,773
Arab National Bank 463,753 2,685,992
Banque Saudi Fransi 114,414 544,548
Riyad Bank 570,871 4,375,093
Saudi Awwal Bank 267,638 2,405,117
Saudi National Bank (The) 121,562 1,172,894
17,195,621
Chemicals 0 .3%
SABIC Agri-Nutrients Co. 64,458 1,841,620
Construction Materials 0 .0%
†
Riyadh Cement Co. 27,814 238,227
Diversified Telecommunication Services 0 .1%
Saudi Telecom Co. 63,314 718,179
Specialty Retail 0 .0%
†
Aldrees Petroleum and Transport
Services Co. 8,030 272,795
Wireless Telecommunication Services 0 .4%
Etihad Etisalat Co. 140,177 2,216,714
22,483,156
SOUTH AFRICA 3 .2%
Broadline Retail 0 .7%
Naspers Ltd., Class N 12,053 3,755,268
Consumer Staples Distribution & Retail 0 .1%
Shoprite Holdings Ltd. 18,771 294,327
Financial Services 0 .7%
FirstRand Ltd. 910,279 3,903,003
Insurance 0 .7%
Momentum Group Ltd. 412,060 798,408
Old Mutual Ltd. 2,569,834 1,758,243
Sanlam Ltd. 335,847 1,683,551
4,240,202
Metals & Mining 1 .0%
Gold Fields Ltd., ADR 113,142 2,678,071
Harmony Gold Mining Co. Ltd.,
ADR 240,475 3,359,436
6,037,507
18,230,307
SOUTH KOREA 11 .2%
Aerospace & Defense 0 .7%
Hanwha Aerospace Co. Ltd. 2,397 1,506,426
LIG Nex1 Co. Ltd. 5,578 2,233,024
3,739,450
Banks 1 .8%
Hana Financial Group, Inc. 61,124 3,900,152
JB Financial Group Co. Ltd. 19,528 297,336
KB Financial Group, Inc. 44,979 3,695,571
Shinhan Financial Group Co. Ltd. 43,030 1,957,409
9,850,468
Broadline Retail 0 .3%
Coupang, Inc. * 32,900 985,684
Common Stocks
Shares Value ($)
SOUTH KOREA
Broadline Retail
Hyundai Department Store Co.
Ltd. 10,871 609,019
1,594,703
Capital Markets 0 .2%
Korea Investment Holdings Co.
Ltd. 2,460 254,429
Mirae Asset Securities Co. Ltd. 41,910 666,584
Mirae Asset Securities Co. Ltd.
(Preference) 33,485 208,291
1,129,304
Construction & Engineering 0 .1%
Hyundai Engineering &
Construction Co. Ltd. 7,268 422,959
Samsung E&A Co. Ltd. 8,931 146,229
569,188
Electric Utilities 0 .3%
Korea Electric Power Corp. 48,939 1,416,094
Electrical Equipment 0 .2%
CS Wind Corp. 12,893 447,967
HD Hyundai Electric Co. Ltd. 1,665 625,317
1,073,284
Hotels, Restaurants & Leisure 0 .0%
†
Kangwon Land, Inc. 12,326 167,127
Industrial Conglomerates 0 .1%
SK Square Co. Ltd. * 3,103 421,218
Insurance 0 .3%
DB Insurance Co. Ltd. 8,781 802,601
Hanwha Life Insurance Co. Ltd. * 100,913 246,558
Samsung Life Insurance Co. Ltd. 5,770 544,976
1,594,135
Interactive Media & Services 0 .6%
NAVER Corp. 17,400 3,378,214
IT Services 0 .1%
Cafe24 Corp. * 15,182 543,806
Machinery 2 .0%
HD Hyundai Heavy Industries Co.
Ltd. 3,671 1,165,396
HD HYUNDAI MIPO 11,276 1,762,727
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 26,244 7,123,897
Samsung Heavy Industries Co.
Ltd. * 122,871 1,525,694
11,577,714
Semiconductors & Semiconductor Equipment 0 .8%
SK Hynix, Inc. 19,922 4,315,276
Technology Hardware, Storage & Peripherals 3 .3%
Samsung Electronics Co. Ltd. 375,422 16,644,199
Samsung Electronics Co. Ltd.
(Preference) 60,136 2,205,298
18,849,497
Tobacco 0 .4%
KT&G Corp. 25,568 2,417,160
62,636,638
TAIWAN 19 .3%
Banks 0 .4%
E.Sun Financial Holding Co. Ltd. 757,000 851,611
Taishin Financial Holding Co. Ltd. 2,226,000 1,202,643
2,054,254

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
TAIWAN
Broadline Retail 0 .0%
†
Far Eastern Department Stores
Ltd. 235,000 173,034
Construction & Engineering 0 .1%
United Integrated Services Co.
Ltd. 21,000 445,735
Electronic Equipment, Instruments & Components 0 .8%
Chroma ATE, Inc. 66,000 995,680
Hon Hai Precision Industry Co.
Ltd. 447,000 2,450,615
ITEQ Corp. 130,000 388,251
Synnex Technology International
Corp. 171,000 377,142
Test Research, Inc. 29,000 144,243
Tripod Technology Corp. 26,000 220,390
4,576,321
Entertainment 0 .4%
Gamania Digital Entertainment Co.
Ltd. 284,000 727,481
International Games System Co.
Ltd. 50,000 1,462,049
2,189,530
Financial Services 0 .4%
Yuanta Financial Holding Co. Ltd. * 1,819,000 2,127,432
Hotels, Restaurants & Leisure 0 .1%
Lion Travel Service Co. Ltd. 83,000 474,689
Insurance 1 .6%
Cathay Financial Holding Co. Ltd. 1,309,000 2,815,292
Fubon Financial Holding Co. Ltd. 1,550,400 4,635,184
KGI Financial Holding Co. Ltd. 2,673,000 1,368,539
8,819,015
Marine Transportation 0 .1%
Evergreen Marine Corp. Taiwan
Ltd. 65,000 442,987
Wan Hai Lines Ltd. 119,000 362,724
805,711
Passenger Airlines 0 .2%
China Airlines Ltd. 1,798,000 1,330,042
Semiconductors & Semiconductor Equipment 14 .6%
Alchip Technologies Ltd. 11,000 1,158,123
Ardentec Corp. 72,000 187,273
ASE Technology Holding Co. Ltd. 178,000 891,807
Global Mixed Mode Technology,
Inc. 8,000 59,043
Himax Technologies, Inc., ADR (a) 33,900 302,727
Integrated Service Technology, Inc. 18,000 67,502
King Yuan Electronics Co. Ltd. 193,000 671,099
MediaTek, Inc. 255,000 10,857,228
Phison Electronics Corp. 18,000 308,399
Realtek Semiconductor Corp. 180,000 3,495,213
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,771,000 63,943,735
81,942,149
Technology Hardware, Storage & Peripherals 0 .6%
Advantech Co. Ltd. 78,087 909,295
Asustek Computer, Inc. 112,000 2,470,300
3,379,595
108,317,507
Common Stocks
Shares Value ($)
THAILAND 1 .4%
Banks 0 .8%
Kiatnakin Phatra Bank PCL 110,300 153,592
Krung Thai Bank PCL 3,193,600 2,092,474
SCB X PCL 526,300 1,886,075
4,132,141
Electronic Equipment, Instruments & Components 0 .0%
†
Hana Microelectronics PCL 366,000 219,215
Food Products 0 .4%
Charoen Pokphand Foods PCL 3,376,300 2,388,387
Health Care Providers & Services 0 .0%
†
Praram 9 Hospital PCL 132,500 96,970
Specialty Retail 0 .2%
Com7 PCL, Class F 2,003,500 1,138,847
7,975,560
TURKEY 1 .1%
Aerospace & Defense 0 .1%
Aselsan Elektronik Sanayi ve
Ticaret A/S 181,847 691,561
Banks 0 .5%
Turkiye Garanti Bankasi A/S 381,438 1,301,200
Turkiye Is Bankasi A/S, Class C 3,406,617 1,148,886
2,450,086
Construction & Engineering 0 .3%
Enka Insaat ve Sanayi A/S 638,181 1,068,991
Consumer Staples Distribution & Retail 0 .0%
†
BIM Birlesik Magazalar A/S 11,449 143,191
Diversified REITs 0 .0%
†
Torunlar Gayrimenkul Yatirim
Ortakligi A/S 163,099 274,910
Industrial Conglomerates 0 .0%
†
KOC Holding A/S 39,997 155,720
Machinery 0 .1%
Otokar Otomotiv ve Savunma
Sanayi AS * 30,561 316,228
Metals & Mining 0 .0%
†
Kocaer Celik Sanayi ve Ticaret A/S 739,298 258,455
Specialty Retail 0 .0%
†
Dogus Otomotiv Servis ve Ticaret
A/S 56,562 248,803
Wireless Telecommunication Services 0 .1%
Turkcell Iletisim Hizmetleri A/S 167,861 407,790
6,015,735
UNITED ARAB EMIRATES 1 .1%
Banks 1 .0%
Abu Dhabi Commercial Bank
PJSC 727,101 2,667,813
Dubai Islamic Bank PJSC 129,893 320,814
Emirates NBD Bank PJSC 327,237 2,031,146
5,019,773
Chemicals 0 .0%
†
Fertiglobe plc 358,575 232,386
Construction & Engineering 0 .0%
†
NMDC Group PJSC 30,669 207,588
Hotels, Restaurants & Leisure 0 .0%
†
Abu Dhabi National Hotels 442,836 60,052

8 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED ARAB EMIRATES
Industrial Conglomerates 0 .0%
†
Dubai Investments PJSC 123,082 85,801
Real Estate Management & Development 0 .1%
Aldar Properties PJSC 69,145 167,962
Deyaar Development PJSC 454,629 122,567
290,529
5,896,129
UNITED KINGDOM 0 .2%
Metals & Mining 0 .2%
Anglogold Ashanti plc 28,126 1,281,748
Total Common Stocks
(cost $443,217,222) 553,801,441
Repurchase Agreements 1 .6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025, due
7/1/2025, repurchase price
$3,935,266, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $4,013,481.(c)
(d) 3,934,785 3,934,785
Pershing LLC, 4.40%, dated
6/30/2025, due 7/1/2025,
repurchase price $5,000,611,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
7/7/2025 - 12/20/2073; total
market value $5,100,015.(c)
(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,934,785) 8,934,785
Total Investments
(cost $452,152,007) — 100.3% 562,736,226
Liabilities in excess of other assets — (0.3)% (1,719,836)
NET ASSETS — 100.0%
$561,016,390
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $11,008,182, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $8,934,785 and by $2,385,704 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 6.25%, and maturity dates ranging from
10/15/2025 - 2/15/2055, a total value of $11,320,489.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$28,417,950 which represents 5.07% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $8,934,785.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
AS Stock Corp.
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 65 9/2025 USD 4,008,875 130,344
Net contracts 130,344
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 97 .7%
Shares Value ($)
AUSTRALIA 6 .8%
Banks 1 .4%
ANZ Group Holdings Ltd. 45,243 868,374
Commonwealth Bank of Australia 80,013 9,729,933
10,598,307
Diversified Telecommunication Services 1 .2%
Telstra Group Ltd. 2,648,712 8,437,515
Health Care Technology 0 .4%
Pro Medicus Ltd. 14,666 2,752,270
Hotels, Restaurants & Leisure 0 .3%
Aristocrat Leisure Ltd. 48,908 2,098,021
Insurance 0 .6%
Suncorp Group Ltd. 295,541 4,203,708
Metals & Mining 1 .5%
BHP Group Ltd. 205,519 4,939,550
Evolution Mining Ltd. 227,146 1,184,706
Glencore plc 327,689 1,275,981
Northern Star Resources Ltd. 192,252 2,377,912
Perseus Mining Ltd. 158,501 361,188
Ramelius Resources Ltd. 139,134 234,458
Regis Resources Ltd. * 94,877 278,691
10,652,486
Multi-Utilities 0 .0%
†
AGL Energy Ltd. 42,430 272,635
Passenger Airlines 0 .7%
Qantas Airways Ltd. 733,048 5,182,339
Professional Services 0 .7%
Computershare Ltd. 205,897 5,406,160
49,603,441
AUSTRIA 0 .3%
Banks 0 .3%
BAWAG Group AG Reg. S (a) 14,275 1,819,538
Construction & Engineering 0 .0%
†
Porr Ag 3,996 132,492
1,952,030
BELGIUM 0 .0%
†
Health Care REITs 0 .0%
†
Aedifica SA 3,265 253,930
BRAZIL 0 .2%
Chemicals 0 .2%
Yara International ASA 33,826 1,249,521
CHINA 1 .8%
Broadline Retail 1 .1%
Prosus NV 141,073 7,902,469
Electronic Equipment, Instruments & Components 0 .1%
AAC Technologies Holdings, Inc. 122,000 633,130
Machinery 0 .3%
Yangzijiang Shipbuilding Holdings
Ltd. 1,442,900 2,521,753
Technology Hardware, Storage & Peripherals 0 .1%
Lenovo Group Ltd. 732,000 880,892
Trading Companies & Distributors 0 .2%
BOC Aviation Ltd. Reg. S (a) 148,100 1,227,862
13,166,106
Common Stocks
Shares Value ($)
DENMARK 1 .9%
Banks 0 .1%
Sydbank A/S 10,518 779,953
Biotechnology 0 .3%
Genmab A/S * 11,138 2,304,692
Electrical Equipment 0 .3%
Vestas Wind Systems A/S 138,901 2,087,146
Marine Transportation 0 .1%
AP Moller - Maersk A/S, Class B 309 576,031
Pharmaceuticals 1 .0%
Novo Nordisk A/S, Class B 107,889 7,528,277
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 3,790 665,225
Tobacco 0 .0%
†
Scandinavian Tobacco Group A/S,
Class A Reg. S (a) 14,155 187,711
14,129,035
FINLAND 2 .0%
Banks 1 .0%
Nordea Bank Abp 537,415 7,991,229
Communications Equipment 0 .4%
Nokia OYJ 519,727 2,687,568
Machinery 0 .6%
Konecranes OYJ 3,949 313,699
Wartsila OYJ Abp 160,781 3,799,749
4,113,448
14,792,245
FRANCE 10 .8%
Aerospace & Defense 3 .4%
Airbus SE 4,558 953,733
Dassault Aviation SA 11,929 4,227,034
Safran SA 41,393 13,481,027
Thales SA 18,914 5,572,147
24,233,941
Automobile Components 0 .9%
Cie Generale des Etablissements
Michelin SCA 124,424 4,629,736
Valeo SE 205,499 2,254,043
6,883,779
Chemicals 1 .8%
Air Liquide SA 62,633 12,936,576
Construction & Engineering 0 .3%
Vinci SA 16,193 2,390,282
Diversified REITs 0 .1%
Covivio SA 6,609 417,300
Electrical Equipment 0 .6%
Legrand SA 34,110 4,556,197
Nexans SA 1,269 166,096
4,722,293
Entertainment 0 .0%
†
Vivendi SE 72,983 252,079
Food Products 0 .7%
Danone SA 59,119 4,830,211
Insurance 1 .2%
AXA SA 181,249 8,908,623

NVIT GS International Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
FRANCE
Multi-Utilities 1 .0%
Engie SA 302,038 7,112,537
Office REITs 0 .1%
Gecina SA 9,213 1,013,701
Oil, Gas & Consumable Fuels 0 .4%
Gaztransport Et Technigaz SA 1,690 335,462
TotalEnergies SE 41,525 2,554,091
2,889,553
Professional Services 0 .1%
Teleperformance SE 4,201 407,910
Retail REITs 0 .2%
Klepierre SA 34,200 1,355,030
Software 0 .0%
†
Dassault Systemes SE 8,917 323,224
78,677,039
GEORGIA 0 .2%
Banks 0 .2%
Lion Finance Group plc 9,558 929,144
TBC Bank Group plc 11,918 759,322
1,688,466
GERMANY 12 .6%
Aerospace & Defense 0 .3%
Rheinmetall AG 973 2,058,591
Air Freight & Logistics 0 .5%
Deutsche Post AG 76,351 3,529,361
Automobile Components 0 .6%
Continental AG 52,446 4,576,571
Capital Markets 0 .4%
Deutsche Bank AG (Registered) 96,832 2,872,890
Chemicals 0 .1%
Symrise AG, Class A 8,352 876,983
Diversified Telecommunication Services 0 .6%
Deutsche Telekom AG
(Registered) 127,962 4,684,969
Electrical Equipment 0 .6%
Nordex SE * 19,351 383,494
Siemens Energy AG * 36,691 4,240,106
4,623,600
Health Care Equipment & Supplies 0 .1%
Siemens Healthineers AG Reg.
S (a) 12,971 719,539
Health Care Providers & Services 0 .5%
Fresenius Medical Care AG 11,950 685,167
Fresenius SE & Co. KGaA 58,571 2,945,688
3,630,855
Household Products 0 .5%
Henkel AG & Co. KGaA 50,854 3,683,968
Industrial Conglomerates 0 .1%
Siemens AG (Registered) 2,474 634,520
Insurance 3 .1%
Allianz SE (Registered) 22,662 9,181,963
Hannover Rueck SE (b) 13,830 4,351,958
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 12,967 8,409,564
21,943,485
Common Stocks
Shares Value ($)
GERMANY
Interactive Media & Services 0 .8%
Scout24 SE Reg. S (a) 43,271 5,967,221
Life Sciences Tools & Services 0 .4%
Sartorius AG (Preference) 10,090 2,568,018
Machinery 0 .4%
GEA Group AG 17,001 1,189,330
Knorr-Bremse AG 17,760 1,716,580
2,905,910
Metals & Mining 0 .0%
†
thyssenkrupp AG (b) 28,829 309,581
Multi-Utilities 0 .9%
E.ON SE 372,683 6,862,190
Real Estate Management & Development 0 .1%
LEG Immobilien SE 4,597 407,848
Semiconductors & Semiconductor Equipment 0 .8%
Infineon Technologies AG 137,919 5,868,554
Software 1 .8%
SAP SE 43,804 13,324,631
92,049,285
HONG KONG 2 .0%
Capital Markets 0 .6%
Hong Kong Exchanges & Clearing
Ltd. 82,900 4,435,600
Food Products 0 .4%
WH Group Ltd. Reg. S (a) 3,037,500 2,925,374
Insurance 0 .4%
AIA Group Ltd. 324,200 2,915,457
Machinery 0 .1%
Techtronic Industries Co. Ltd. 54,000 594,839
Real Estate Management & Development 0 .5%
Hongkong Land Holdings Ltd. 128,100 739,669
Sun Hung Kai Properties Ltd. 119,000 1,366,418
Swire Properties Ltd. 724,800 1,812,165
3,918,252
14,789,522
ISRAEL 0 .2%
Capital Markets 0 .2%
Plus500 Ltd. 26,418 1,231,653
ITALY 3 .0%
Aerospace & Defense 0 .1%
Leonardo SpA 13,330 751,706
Automobiles 0 .2%
Ferrari NV 2,644 1,296,339
Banks 1 .2%
Banca Monte dei Paschi di Siena
SpA (b) 34,602 294,504
Banco BPM SpA (b) 171,649 2,004,990
FinecoBank Banca Fineco SpA 40,497 898,875
Intesa Sanpaolo SpA 155,621 897,049
UniCredit SpA 72,233 4,844,672
8,940,090
Beverages 0 .2%
Coca-Cola HBC AG 24,395 1,266,501
Capital Markets 0 .1%
Banca Generali SpA 13,681 760,605

12 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY
Diversified Telecommunication Services 0 .0%
†
RAI Way SpA Reg. S (a) 33,029 236,589
Electric Utilities 0 .4%
Enel SpA 298,299 2,831,203
Electrical Equipment 0 .1%
Prysmian SpA 8,573 604,563
Energy Equipment & Services 0 .1%
Saipem SpA (b) 219,875 602,402
Financial Services 0 .4%
Banca Mediolanum SpA 189,842 3,270,807
Leisure Products 0 .1%
Technogym SpA Reg. S (a) 29,488 422,840
Machinery 0 .0%
†
Iveco Group NV 12,369 243,422
Multi-Utilities 0 .1%
A2A SpA 350,600 943,878
22,170,945
IVORY COAST 0 .1%
Metals & Mining 0 .1%
Endeavour Mining plc 20,549 631,856
JAPAN 21 .8%
Automobile Components 0 .9%
NOK Corp. 16,400 242,182
Sumitomo Electric Industries Ltd. 281,300 5,997,179
Sumitomo Rubber Industries Ltd.
(b) 11,200 126,907
6,366,268
Automobiles 1 .5%
Suzuki Motor Corp. 62,300 750,537
Toyota Motor Corp. 549,600 9,440,567
Yamaha Motor Co. Ltd. (b) 97,700 728,644
10,919,748
Banks 1 .6%
77 Bank Ltd. (The) 5,200 176,729
Iyogin Holdings, Inc. 26,200 287,824
Mitsubishi UFJ Financial Group,
Inc. 296,000 4,052,723
Mizuho Financial Group, Inc. 43,400 1,194,765
Sumitomo Mitsui Financial Group,
Inc. 100,500 2,519,537
Sumitomo Mitsui Trust Group, Inc. 122,900 3,257,887
11,489,465
Beverages 0 .6%
Kirin Holdings Co. Ltd. (b) 287,400 4,024,682
Broadline Retail 0 .3%
Isetan Mitsukoshi Holdings Ltd. (b) 116,500 1,778,483
Pan Pacific International Holdings
Corp. 7,900 271,527
Rakuten Group, Inc. * 67,000 368,769
2,418,779
Building Products 0 .1%
Sanwa Holdings Corp. 7,800 258,590
TOTO Ltd. 15,900 400,248
658,838
Capital Markets 1 .5%
Daiwa Securities Group, Inc. 711,500 5,060,388
Nomura Holdings, Inc. 657,100 4,315,335
Common Stocks
Shares Value ($)
JAPAN
Capital Markets
SBI Holdings, Inc. 41,500 1,441,798
10,817,521
Chemicals 0 .3%
Asahi Kasei Corp. 49,200 349,489
Lintec Corp. 8,000 164,238
Mitsubishi Chemical Group Corp. 80,900 424,113
Sakai Chemical Industry Co. Ltd. 9,800 180,500
Sanyo Chemical Industries Ltd. 900 22,779
Sumitomo Seika Chemicals Co.
Ltd. (b) 1,500 45,199
Teijin Ltd. 57,900 467,776
Tosoh Corp. 28,300 413,235
2,067,329
Commercial Services & Supplies 0 .0%
†
Sohgo Security Services Co. Ltd. 26,800 187,669
Construction & Engineering 0 .6%
EXEO Group, Inc. 92,100 1,171,539
Kinden Corp. 4,300 126,627
Obayashi Corp. 186,300 2,819,278
Yahagi Construction Co. Ltd. 18,000 212,844
4,330,288
Construction Materials 0 .2%
Sumitomo Osaka Cement Co. Ltd. 8,500 222,702
Taiheiyo Cement Corp. 56,600 1,402,892
1,625,594
Consumer Finance 0 .1%
Credit Saison Co. Ltd. 19,500 525,612
Consumer Staples Distribution & Retail 0 .5%
Sugi Holdings Co. Ltd. 9,000 205,850
Tsuruha Holdings, Inc. 43,900 3,428,876
United Super Markets Holdings,
Inc. 29,300 185,756
3,820,482
Diversified Telecommunication Services 0 .1%
Nippon Telegraph & Telephone
Corp. 594,500 634,879
Electric Utilities 0 .1%
Kyushu Electric Power Co., Inc. 49,300 440,697
Electrical Equipment 0 .8%
Fuji Electric Co. Ltd. 34,900 1,602,341
Mitsubishi Electric Corp. 182,300 3,937,133
Nitto Kogyo Corp. 9,100 196,280
5,735,754
Electronic Equipment, Instruments & Components 0 .9%
Keyence Corp. 7,300 2,931,232
Shimadzu Corp. 19,700 488,579
Yokogawa Electric Corp. 124,100 3,306,830
6,726,641
Energy Equipment & Services 0 .3%
Modec, Inc. (b) 55,100 2,354,580
Entertainment 0 .1%
MIXI, Inc. 26,200 633,048
Financial Services 0 .2%
ORIX Corp. 76,000 1,713,653
Ground Transportation 0 .5%
Central Japan Railway Co. 152,700 3,420,067
Health Care Equipment & Supplies 0 .2%
Hoya Corp. 13,500 1,602,651

NVIT GS International Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies
PHC Holdings Corp. (b) 29,700 187,699
1,790,350
Health Care Providers & Services 0 .0%
†
As One Corp. (b) 9,400 162,585
Hotels, Restaurants & Leisure 0 .2%
Heiwa Corp. 78,500 1,143,843
Kyoritsu Maintenance Co. Ltd. (b) 17,900 437,967
1,581,810
Household Durables 0 .2%
Sony Group Corp. 69,300 1,806,617
Independent Power and Renewable Electricity Producers 0 .1%
Electric Power Development Co.
Ltd. 49,000 834,961
Industrial Conglomerates 0 .8%
Hitachi Ltd. 200,300 5,802,460
Insurance 1 .7%
Dai-ichi Life Holdings, Inc. 490,500 3,707,705
Japan Post Holdings Co. Ltd. 646,400 5,966,450
MS&AD Insurance Group
Holdings, Inc. 62,900 1,403,062
Sompo Holdings, Inc. 42,600 1,276,256
12,353,473
IT Services 0 .9%
Fujitsu Ltd. 101,200 2,458,761
NEC Corp. 117,600 3,444,346
NS Solutions Corp. (b) 9,000 254,050
SCSK Corp. 10,500 316,192
TIS, Inc. 10,900 365,555
6,838,904
Machinery 0 .4%
Daifuku Co. Ltd. 15,700 405,850
Glory Ltd. 8,600 200,096
Hitachi Construction Machinery
Co. Ltd. 22,200 659,621
Kyokuto Kaihatsu Kogyo Co. Ltd.
(b) 11,100 205,885
Nabtesco Corp. (b) 16,000 285,689
Namura Shipbuilding Co. Ltd. (b) 5,000 108,487
NGK Insulators Ltd. 63,400 794,767
Shinmaywa Industries Ltd. 16,400 183,437
Tsukishima Holdings Co. Ltd. 29,400 434,580
3,278,412
Marine Transportation 0 .3%
Nippon Yusen KK 71,000 2,549,074
Metals & Mining 0 .2%
Nippon Steel Corp. 64,900 1,231,502
Tokyo Tekko Co. Ltd. (b) 6,300 236,736
1,468,238
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 14,000 274,365
Pharmaceuticals 1 .8%
Astellas Pharma, Inc. (b) 573,200 5,620,484
Daiichi Sankyo Co. Ltd. 50,300 1,171,269
Hisamitsu Pharmaceutical Co.,
Inc. 11,100 315,738
Otsuka Holdings Co. Ltd. 10,600 524,809
Sawai Group Holdings Co. Ltd. 17,800 226,605
Shionogi & Co. Ltd. 128,700 2,322,274
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd. 95,900 2,960,304
13,141,483
Professional Services 0 .2%
Recruit Holdings Co. Ltd. 19,300 1,136,370
Tanseisha Co. Ltd. 19,700 181,368
1,317,738
Real Estate Management & Development 0 .1%
Hulic Co. Ltd. (b) 66,500 669,551
Semiconductors & Semiconductor Equipment 1 .5%
Advantest Corp. 19,000 1,407,440
Kioxia Holdings Corp. *(b) 14,300 246,418
SCREEN Holdings Co. Ltd. 16,000 1,299,269
Socionext, Inc. (b) 15,100 289,032
Tokyo Electron Ltd. 22,400 4,276,599
Tokyo Seimitsu Co. Ltd. 4,000 265,251
Ulvac, Inc. (b) 19,800 725,717
Yamaichi Electronics Co. Ltd. (b) 120,300 2,232,335
10,742,061
Software 0 .6%
OBIC Business Consultants Co.
Ltd. 2,600 154,035
Oracle Corp. Japan 33,800 4,033,142
4,187,177
Specialty Retail 0 .3%
Sanrio Co. Ltd. 48,300 2,336,336
Trading Companies & Distributors 0 .4%
Mitsubishi Corp. 151,100 3,017,429
Wireless Telecommunication Services 0 .7%
KDDI Corp. 250,900 4,310,548
SoftBank Group Corp. 10,000 725,051
5,035,599
160,100,217
LUXEMBOURG 0 .3%
Life Sciences Tools & Services 0 .3%
Eurofins Scientific SE 27,117 1,932,354
NETHERLANDS 3 .0%
Banks 0 .3%
ING Groep NV 91,482 2,007,558
Beverages 0 .1%
Heineken Holding NV 13,848 1,032,818
Biotechnology 0 .1%
Argenx SE * 1,653 911,313
Capital Markets 0 .4%
Euronext NV Reg. S (a) 14,350 2,455,523
Van Lanschot Kempen NV, CVA 3,902 251,576
2,707,099
Construction & Engineering 0 .1%
Fugro NV 8,225 115,597
Koninklijke BAM Groep NV 57,666 513,275
628,872
Financial Services 0 .0%
†
Adyen NV Reg. S *(a) 171 313,975
Insurance 0 .1%
Aegon Ltd. 83,581 605,424
Professional Services 0 .1%
Wolters Kluwer NV 2,442 408,359

14 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Retail REITs 0 .0%
†
Wereldhave NV 4,234 85,191
Semiconductors & Semiconductor Equipment 1 .8%
ASML Holding NV (b) 16,751 13,411,636
22,112,245
NEW ZEALAND 0 .3%
Health Care Equipment & Supplies 0 .3%
Fisher & Paykel Healthcare Corp.
Ltd. 99,511 2,187,238
NORWAY 0 .5%
Banks 0 .4%
DNB Bank ASA 94,359 2,610,935
SpareBank 1 SMN 9,293 178,941
2,789,876
Energy Equipment & Services 0 .0%
†
Aker Solutions ASA 37,461 129,045
Marine Transportation 0 .1%
Wallenius Wilhelmsen ASA 70,747 582,238
3,501,159
PORTUGAL 0 .1%
Banks 0 .1%
Banco Comercial Portugues SA,
Class R 651,388 507,554
SINGAPORE 2 .7%
Aerospace & Defense 0 .5%
Singapore Technologies
Engineering Ltd. 619,200 3,794,545
Banks 0 .9%
Oversea-Chinese Banking Corp.
Ltd. 69,000 885,882
United Overseas Bank Ltd. 195,500 5,538,860
6,424,742
Capital Markets 0 .7%
Singapore Exchange Ltd. 439,900 5,145,609
Diversified Telecommunication Services 0 .4%
Singapore Telecommunications
Ltd. 942,400 2,831,953
Semiconductors & Semiconductor Equipment 0 .2%
STMicroelectronics NV 44,428 1,358,312
19,555,161
SPAIN 1 .1%
Banks 0 .9%
Banco Bilbao Vizcaya Argentaria
SA 164,872 2,535,746
Unicaja Banco SA Reg. S (a) 1,309,502 3,094,657
5,630,403
Containers & Packaging 0 .1%
Vidrala SA 5,011 581,968
Diversified Telecommunication Services 0 .0%
†
Telefonica SA 48,399 255,322
Food Products 0 .0%
†
Viscofan SA 1,426 101,460
Insurance 0 .1%
Mapfre SA 104,981 429,147
Common Stocks
Shares Value ($)
SPAIN
IT Services 0 .0%
†
Indra Sistemas SA (b) 7,691 334,953
Machinery 0 .0%
†
Construcciones y Auxiliar de
Ferrocarriles SA 4,803 263,952
Media 0 .0%
†
Atresmedia Corp. de Medios de
Comunicacion SA (b) 34,523 210,258
Transportation Infrastructure 0 .0%
†
Aena SME SA Reg. S (a) 4,730 126,261
7,933,724
SWEDEN 2 .2%
Banks 0 .9%
Svenska Handelsbanken AB,
Class A (b) 237,862 3,181,061
Swedbank AB, Class A 128,412 3,402,225
6,583,286
Commercial Services & Supplies 0 .1%
Loomis AB, Class B 9,864 414,791
Communications Equipment 0 .6%
Telefonaktiebolaget LM Ericsson,
Class B 515,533 4,418,318
Health Care Providers & Services 0 .1%
Ambea AB Reg. S (a) 85,629 1,020,592
Hotels, Restaurants & Leisure 0 .1%
Evolution AB Reg. S (a) 8,205 652,559
Machinery 0 .1%
Atlas Copco AB, Class B 31,267 445,497
Epiroc AB, Class B 12,071 231,437
676,934
Metals & Mining 0 .3%
Boliden AB * 36,474 1,140,928
SSAB AB, Class A 205,327 1,234,600
2,375,528
16,142,008
SWITZERLAND 5 .1%
Capital Markets 1 .5%
UBS Group AG (Registered) 324,824 11,036,913
Chemicals 0 .5%
DSM-Firmenich AG 12,467 1,325,621
Sika AG (Registered) 7,524 2,041,760
3,367,381
Electric Utilities 0 .0%
†
BKW AG 1,499 328,133
Electrical Equipment 0 .9%
ABB Ltd. (Registered) 113,750 6,800,164
Health Care Equipment & Supplies 0 .2%
Sonova Holding AG (Registered) 3,944 1,178,134
Machinery 0 .9%
Burckhardt Compression Holding
AG 222 184,749
Schindler Holding AG 13,708 5,105,921
Schindler Holding AG (Registered) 2,977 1,080,754
6,371,424
Professional Services 0 .2%
SGS SA (Registered) 12,915 1,313,505

NVIT GS International Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
SWITZERLAND
Real Estate Management & Development 0 .1%
PSP Swiss Property AG
(Registered) 4,200 775,622
Textiles, Apparel & Luxury Goods 0 .8%
Cie Financiere Richemont SA
(Registered) 32,424 6,132,068
37,303,344
UNITED KINGDOM 10 .6%
Aerospace & Defense 1 .1%
Babcock International Group plc 65,151 1,026,017
BAE Systems plc 133,660 3,460,356
Rolls-Royce Holdings plc 268,431 3,566,449
8,052,822
Banks 2 .5%
HSBC Holdings plc 790,837 9,574,715
Lloyds Banking Group plc 4,600,726 4,845,002
NatWest Group plc 579,643 4,069,956
18,489,673
Broadline Retail 0 .6%
Next plc 24,239 4,141,015
Capital Markets 0 .1%
IG Group Holdings plc 70,870 1,035,798
Consumer Staples Distribution & Retail 1 .0%
Tesco plc 1,335,847 7,358,697
Electric Utilities 0 .2%
SSE plc 69,956 1,758,499
Electronic Equipment, Instruments & Components 0 .3%
Halma plc 52,779 2,318,901
Financial Services 0 .0%
†
Paragon Banking Group plc 20,690 268,152
Hotels, Restaurants & Leisure 0 .0%
†
Playtech plc 31,644 163,351
Industrial Conglomerates 0 .2%
DCC plc 16,336 1,060,442
Smiths Group plc 22,358 689,464
1,749,906
Insurance 0 .8%
Admiral Group plc 28,137 1,263,059
Beazley plc 242,826 3,117,231
Hiscox Ltd. 28,630 493,339
Lancashire Holdings Ltd. 89,346 705,334
5,578,963
Multi-Utilities 0 .1%
Centrica plc 293,402 650,735
Passenger Airlines 0 .2%
easyJet plc 152,289 1,112,720
Pharmaceuticals 1 .6%
AstraZeneca plc, ADR 165,462 11,562,484
Professional Services 0 .3%
RELX plc 43,480 2,358,566
Specialty Retail 0 .1%
Kingfisher plc 144,715 578,243
Tobacco 1 .3%
Imperial Brands plc 238,154 9,401,785
Common Stocks
Shares Value ($)
UNITED KINGDOM
Wireless Telecommunication Services 0 .2%
Vodafone Group plc, ADR 105,403 1,123,596
77,703,906
UNITED STATES 8 .1%
Construction Materials 0 .3%
Holcim AG 33,953 2,530,795
Electrical Equipment 0 .7%
Schneider Electric SE 20,528 5,473,956
Food Products 2 .4%
Nestle SA (Registered) 170,988 16,982,840
Hotels, Restaurants & Leisure 0 .0%
†
Carnival plc, ADR * 9,576 244,284
Oil, Gas & Consumable Fuels 0 .7%
BP plc, ADR (b) 11,133 333,211
Shell plc 145,530 5,110,127
5,443,338
Pharmaceuticals 4 .0%
GSK plc, ADR (b) 102,002 3,916,877
Novartis AG (Registered) 138,074 16,703,510
Roche Holding AG 11,803 3,858,524
Sanofi SA 44,523 4,307,936
28,786,847
59,462,060
Total Common Stocks
(cost $579,400,764) 714,826,044
Repurchase Agreements 1 .9%
Principal
Amount ($)
Bank of America NA, 4.38%,
dated 6/30/2025, due
7/1/2025, repurchase price
$1,000,122, collateralized by
U.S. Government Treasury
Securities, 4.88%, maturing
11/30/2025; total market value
$1,020,001.(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025, due
7/1/2025, repurchase price
$2,839,375, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $2,895,809.(c)
(d) 2,839,028 2,839,028

16 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.40%,
dated 6/30/2025, due
7/1/2025, repurchase price
$10,001,222, collateralized
by U.S. Government Treasury
Securities, 0.00%, maturing
11/15/2027 - 11/15/2045; total
market value $10,205,329.
(c)(d) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $13,839,028) 13,839,028
Total Investments
(cost $593,239,792) — 99.6% 728,665,072
Other assets in excess of liabilities — 0.4% 2,784,359
NET ASSETS — 100.0%
$731,449,431
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$21,170,241 which represents 2.89% of net assets.
(b) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $24,944,930, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $13,839,028 and by $12,588,160 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 2/15/2055, a total value of $26,427,188.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $13,839,028.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
BAM Build America Mutual
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS International Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 17
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 2 7/2025 HKD 306,805 10,692
MSCI Singapore Index 4 7/2025 SGD 129,375 3,369
EURO STOXX 50 Index 66 9/2025 EUR 4,141,460 36,090
FTSE 100 Index 12 9/2025 GBP 1,447,789 (8,261)
SPI 200 Index 5 9/2025 AUD 702,328 2,869
TOPIX Index 11 9/2025 JPY 2,181,209 55,647
Net contracts 100,406
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks 98 .6%
Shares Value ($)
Aerospace & Defense 1 .9%
GE Aerospace 46,377 11,936,976
General Dynamics Corp. 21,900 6,387,354
Howmet Aerospace, Inc. 37,698 7,016,729
L3Harris Technologies, Inc. 29,253 7,337,823
Textron, Inc. 10,536 845,935
Woodward, Inc. 23,412 5,738,047
39,262,864
Air Freight & Logistics 0 .5%
United Parcel Service, Inc.,
Class B 112,040 11,309,318
Automobile Components 0 .1%
Aptiv plc* 38,304 2,613,099
Automobiles 1 .6%
Tesla, Inc.* 100,388 31,889,252
Thor Industries, Inc. 11,910 1,057,727
32,946,979
Banks 5 .1%
Bank of America Corp. 358,802 16,978,511
Citigroup, Inc. 158,015 13,450,237
Citizens Financial Group, Inc. 79,957 3,578,076
Cullen/Frost Bankers, Inc. 24,202 3,110,925
East West Bancorp, Inc.(a) 61,957 6,256,418
Huntington Bancshares, Inc. 150,174 2,516,916
JPMorgan Chase & Co. 109,890 31,858,210
M&T Bank Corp.(a) 33,533 6,505,067
PNC Financial Services
Group, Inc. (The) 69,094 12,880,503
Synovus Financial Corp. 47,931 2,480,429
Truist Financial Corp. 75,440 3,243,165
US Bancorp 91,811 4,154,448
107,012,905
Beverages 0 .8%
Coca-Cola Co. (The) 105,460 7,461,295
Coca-Cola Europacific
Partners plc(a) 52,320 4,851,111
Molson Coors Beverage Co.,
Class B(a) 54,113 2,602,294
Primo Brands Corp., Class A 37,752 1,118,214
16,032,914
Biotechnology 2 .1%
AbbVie, Inc. 63,733 11,830,119
BioMarin Pharmaceutical, Inc.* 84,144 4,625,396
Exact Sciences Corp.* 84,463 4,488,364
Natera, Inc.* 36,923 6,237,772
Neurocrine Biosciences, Inc.* 22,866 2,874,027
Regeneron Pharmaceuticals,
Inc. 19,373 10,170,825
Vertex Pharmaceuticals, Inc.* 7,349 3,271,775
43,498,278
Broadline Retail 3 .9%
Amazon.com, Inc.* 354,185 77,704,647
Coupang, Inc.* 85,581 2,564,007
80,268,654
Building Products 0 .3%
Carrier Global Corp. 70,451 5,156,309
Capital Markets 3 .1%
Ameriprise Financial, Inc. 17,696 9,444,886
Charles Schwab Corp. (The) 64,197 5,857,334
Common Stocks
Shares Value ($)
Capital Markets
CME Group, Inc. 45,433 12,522,244
Coinbase Global, Inc., Class
A* 5,833 2,044,408
Invesco Ltd. 258,317 4,073,659
Morgan Stanley 104,797 14,761,706
MSCI, Inc., Class A 11,453 6,605,403
Nasdaq, Inc. 43,979 3,932,602
Raymond James Financial,
Inc.(a) 37,787 5,795,392
65,037,634
Chemicals 1 .5%
Linde plc 31,503 14,780,578
RPM International, Inc. 46,212 5,075,926
Sherwin-Williams Co. (The) 20,662 7,094,504
Westlake Corp. 45,888 3,484,276
30,435,284
Commercial Services & Supplies 0 .2%
Cintas Corp. 21,103 4,703,226
Communications Equipment 0 .7%
Arista Networks, Inc.* 79,366 8,119,935
Motorola Solutions, Inc. 17,554 7,380,755
15,500,690
Construction & Engineering 0 .5%
AECOM 24,387 2,752,317
Comfort Systems USA, Inc. 10,988 5,891,875
EMCOR Group, Inc. 982 525,262
MasTec, Inc.* 5,855 997,868
10,167,322
Construction Materials 0 .2%
Vulcan Materials Co. 18,731 4,885,419
Consumer Finance 0 .9%
American Express Co. 27,391 8,737,181
Capital One Financial Corp. 39,017 8,301,257
Synchrony Financial 12,499 834,183
17,872,621
Consumer Staples Distribution & Retail 2 .1%
Costco Wholesale Corp. 17,171 16,998,260
Sysco Corp. 77,446 5,865,760
Target Corp. 82,947 8,182,721
Walmart, Inc. 135,882 13,286,542
44,333,283
Diversified Consumer Services 0 .4%
Bright Horizons Family
Solutions, Inc.* 42,455 5,247,013
H&R Block, Inc. 53,748 2,950,228
8,197,241
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 257,066 7,439,490
Verizon Communications, Inc. 168,592 7,294,976
14,734,466
Electric Utilities 0 .9%
NextEra Energy, Inc. 122,984 8,537,549
PG&E Corp. 333,457 4,648,391
PPL Corp. 161,209 5,463,373
18,649,313
Electrical Equipment 1 .6%
AMETEK, Inc. 102,350 18,521,256

NVIT GS Large Cap Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Electrical Equipment
GE Vernova, Inc. 14,142 7,483,239
Rockwell Automation, Inc. 23,054 7,657,847
33,662,342
Electronic Equipment, Instruments & Components 0 .5%
Jabil, Inc. 11,055 2,411,095
Teledyne Technologies, Inc.* 13,690 7,013,524
9,424,619
Energy Equipment & Services 0 .1%
TechnipFMC plc 58,640 2,019,562
Entertainment 2 .4%
Live Nation Entertainment,
Inc.*(a) 39,796 6,020,339
Netflix, Inc.* 27,975 37,462,162
ROBLOX Corp., Class A* 26,380 2,775,176
Roku, Inc., Class A* 36,324 3,192,516
49,450,193
Financial Services 5 .1%
Affirm Holdings, Inc., Class A* 50,276 3,476,083
Berkshire Hathaway, Inc.,
Class B* 58,713 28,521,014
Corpay, Inc.*(a) 18,114 6,010,587
Equitable Holdings, Inc. 104,364 5,854,820
Euronet Worldwide, Inc.* 29,763 3,017,373
Fiserv, Inc.* 37,097 6,395,894
Mastercard, Inc., Class A 39,557 22,228,661
Toast, Inc., Class A* 90,797 4,021,399
Visa, Inc., Class A(a) 76,723 27,240,501
106,766,332
Food Products 0 .1%
Kraft Heinz Co. (The) 68,880 1,778,482
Pilgrim's Pride Corp. 6,877 309,327
2,087,809
Ground Transportation 0 .6%
Lyft, Inc., Class A* 90,409 1,424,846
Old Dominion Freight Line,
Inc.(a) 34,012 5,520,148
Uber Technologies, Inc.* 66,307 6,186,443
13,131,437
Health Care Equipment & Supplies 2 .1%
Abbott Laboratories 187,522 25,504,867
Align Technology, Inc.* 29,102 5,509,882
Boston Scientific Corp.*(a) 75,798 8,141,463
GE HealthCare Technologies,
Inc. 17,122 1,268,227
Intuitive Surgical, Inc.* 4,013 2,180,704
Medtronic plc 2,360 205,721
42,810,864
Health Care Providers & Services 1 .9%
Cencora, Inc.(a) 16,488 4,943,927
CVS Health Corp. 28,760 1,983,865
Molina Healthcare, Inc.* 21,417 6,380,124
Quest Diagnostics, Inc. 5,713 1,026,226
UnitedHealth Group, Inc. 47,904 14,944,611
Universal Health Services,
Inc., Class B 57,248 10,370,475
39,649,228
Health Care REITs 0 .9%
Healthpeak Properties, Inc. 17,696 309,857
Common Stocks
Shares Value ($)
Health Care REITs
Ventas, Inc. 84,152 5,314,199
Welltower, Inc. 78,970 12,140,058
17,764,114
Health Care Technology 0 .3%
Doximity, Inc., Class A* 25,862 1,586,375
Veeva Systems, Inc., Class A* 16,073 4,628,703
6,215,078
Hotels, Restaurants & Leisure 2 .4%
Airbnb, Inc., Class A* 46,729 6,184,116
Booking Holdings, Inc. 1,559 9,025,425
Darden Restaurants, Inc. 6,592 1,436,858
Domino's Pizza, Inc.(a) 10,990 4,952,094
DoorDash, Inc., Class A* 22,311 5,499,885
McDonald's Corp. 32,213 9,411,672
Royal Caribbean Cruises Ltd. 9,184 2,875,878
Starbucks Corp. 47,599 4,361,496
Texas Roadhouse, Inc., Class
A 31,579 5,918,221
49,665,645
Household Durables 0 .3%
Lennar Corp., Class A 47,914 5,299,768
Household Products 1 .4%
Colgate-Palmolive Co. 70,669 6,423,812
Procter & Gamble Co. (The) 138,150 22,010,058
28,433,870
Independent Power and Renewable Electricity Producers
0 .3%
Vistra Corp. 37,023 7,175,428
Industrial Conglomerates 0 .4%
Honeywell International, Inc.
(a) 37,607 8,757,918
Industrial REITs 0 .3%
Americold Realty Trust, Inc.(a) 133,352 2,217,644
Prologis, Inc.(a) 28,232 2,967,748
5,185,392
Insurance 1 .5%
Allstate Corp. (The) 31,066 6,253,897
Arthur J Gallagher & Co. 3,527 1,129,063
Erie Indemnity Co., Class A 4,467 1,549,111
Loews Corp. 2,247 205,960
Marsh & McLennan Cos., Inc. 31,435 6,872,948
Principal Financial Group, Inc. 90,995 7,227,733
Travelers Cos., Inc. (The) 27,900 7,464,366
30,703,078
Interactive Media & Services 6 .6%
Alphabet, Inc., Class A 369,341 65,088,964
Alphabet, Inc., Class C 59,861 10,618,743
Meta Platforms, Inc., Class A 73,168 54,004,569
Pinterest, Inc., Class A* 86,661 3,107,664
Reddit, Inc., Class A* 27,028 4,069,606
136,889,546
IT Services 1 .5%
Cloudflare, Inc., Class A* 4,344 850,686
Gartner, Inc.* 22,970 9,284,933
GoDaddy, Inc., Class A* 10,418 1,875,865
International Business
Machines Corp. 17,417 5,134,183
MongoDB, Inc., Class A* 17,394 3,652,566

20 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
IT Services
Snowflake, Inc., Class A* 29,780 6,663,871
Twilio, Inc., Class A* 27,948 3,475,613
30,937,717
Life Sciences Tools & Services 0 .8%
IQVIA Holdings, Inc.* 38,532 6,072,258
Mettler-Toledo International,
Inc.* 5,512 6,475,057
West Pharmaceutical
Services, Inc. 17,653 3,862,476
16,409,791
Machinery 1 .9%
Caterpillar, Inc. 25,945 10,072,108
IDEX Corp. 30,945 5,433,014
Illinois Tool Works, Inc. 30,919 7,644,723
ITT, Inc. 40,057 6,282,139
Otis Worldwide Corp. 17,249 1,707,996
Parker-Hannifin Corp. 4,967 3,469,301
Stanley Black & Decker, Inc.
(a) 74,152 5,023,798
39,633,079
Media 0 .3%
News Corp., Class A 48,049 1,428,016
Omnicom Group, Inc. 69,140 4,973,932
6,401,948
Metals & Mining 0 .4%
Southern Copper Corp. 49,906 5,048,990
Steel Dynamics, Inc. 21,715 2,779,737
7,828,727
Multi-Utilities 0 .3%
CMS Energy Corp.(a) 96,680 6,697,990
Oil, Gas & Consumable Fuels 2 .2%
Antero Midstream Corp. 27,122 513,962
Antero Resources Corp.* 93,800 3,778,264
Chevron Corp. 23,270 3,332,031
ConocoPhillips 49,283 4,422,657
Exxon Mobil Corp. 127,996 13,797,969
Kinder Morgan, Inc. 205,446 6,040,112
Marathon Petroleum Corp. 32,947 5,472,826
Ovintiv, Inc. 67,723 2,576,860
Phillips 66(a) 52,648 6,280,906
46,215,587
Passenger Airlines 0 .4%
Alaska Air Group, Inc.* 67,697 3,349,648
United Airlines Holdings, Inc.* 74,218 5,909,979
9,259,627
Personal Care Products 0 .2%
Kenvue, Inc. 236,285 4,945,445
Pharmaceuticals 2 .2%
AstraZeneca plc, ADR-UK(a) 67,745 4,734,021
Eli Lilly & Co. 20,608 16,064,554
Johnson & Johnson 33,581 5,129,498
Merck & Co., Inc.(a) 106,338 8,417,716
Pfizer, Inc. 8,547 207,179
Zoetis, Inc., Class A 74,411 11,604,395
46,157,363
Professional Services 0 .5%
Booz Allen Hamilton Holding
Corp., Class A 48,258 5,025,105
Common Stocks
Shares Value ($)
Professional Services
Broadridge Financial
Solutions, Inc. 10,629 2,583,166
Dayforce, Inc.* 8,225 455,583
Genpact Ltd. 32,433 1,427,376
Parsons Corp.* 11,235 806,336
10,297,566
Real Estate Management & Development 0 .2%
Zillow Group, Inc., Class C* 65,416 4,582,391
Residential REITs 0 .7%
American Homes 4 Rent,
Class A 140,376 5,063,362
AvalonBay Communities, Inc.
(a) 26,176 5,326,816
Camden Property Trust 42,701 4,811,976
15,202,154
Semiconductors & Semiconductor Equipment 11 .0%
Broadcom, Inc. 170,809 47,083,501
Enphase Energy, Inc.* 19,368 767,941
Intel Corp. 118,468 2,653,683
KLA Corp. 9,281 8,313,363
MACOM Technology Solutions
Holdings, Inc.* 7,307 1,047,020
Marvell Technology, Inc. 60,975 4,719,465
Micron Technology, Inc. 44,431 5,476,121
NVIDIA Corp. 854,548 135,010,038
QUALCOMM, Inc. 49,222 7,839,096
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 25,353 5,742,201
Texas Instruments, Inc. 53,743 11,158,122
229,810,551
Software 10 .4%
AppLovin Corp., Class A* 15,481 5,419,588
Atlassian Corp., Class A* 25,925 5,265,108
Datadog, Inc., Class A*(a) 114,282 15,351,501
Docusign, Inc., Class A* 7,285 567,429
Dynatrace, Inc.* 101,835 5,622,310
Fair Isaac Corp.* 2,087 3,814,953
Intuit, Inc. 2,697 2,124,238
Manhattan Associates, Inc.* 5,911 1,167,245
Microsoft Corp. 265,753 132,188,200
MicroStrategy, Inc., Class A* 3,120 1,261,198
Monday.com Ltd.* 20,529 6,455,960
Palantir Technologies, Inc.,
Class A* 9,160 1,248,691
Palo Alto Networks, Inc.* 23,332 4,774,661
RingCentral, Inc., Class A* 56,469 1,600,896
Salesforce, Inc. 35,231 9,607,141
Samsara, Inc., Class A* 25,786 1,025,767
ServiceNow, Inc.* 2,566 2,638,053
Tyler Technologies, Inc.* 10,323 6,119,887
Workday, Inc., Class A* 26,539 6,369,360
Zscaler, Inc.*(a) 9,688 3,041,451
215,663,637
Specialized REITs 1 .6%
Digital Realty Trust, Inc. 19,098 3,329,354
Equinix, Inc. 5,027 3,998,828
Extra Space Storage, Inc. 27,496 4,054,010
Iron Mountain, Inc. 5,206 533,979
Lamar Advertising Co., Class A 22,624 2,745,649

NVIT GS Large Cap Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Specialized REITs
Public Storage 33,671 9,879,745
SBA Communications Corp.,
Class A 8,780 2,061,895
VICI Properties, Inc., Class
A(a) 214,876 7,004,958
33,608,418
Specialty Retail 1 .6%
Carvana Co., Class A* 3,529 1,189,132
Chewy, Inc., Class A* 10,491 447,127
Home Depot, Inc. (The) 31,829 11,669,785
Lithia Motors, Inc., Class A 15,093 5,098,717
Lowe's Cos., Inc. 37,943 8,418,413
TJX Cos., Inc. (The) 58,262 7,194,774
34,017,948
Technology Hardware, Storage & Peripherals 5 .5%
Apple, Inc. 552,491 113,354,578
Textiles, Apparel & Luxury Goods 0 .3%
Birkenstock Holding plc* 94,133 4,629,461
Lululemon Athletica, Inc.* 5,287 1,256,085
On Holding AG, Class A* 7,859 409,061
6,294,607
Trading Companies & Distributors 0 .3%
Fastenal Co. 134,173 5,635,266
FTAI Aviation Ltd. 11,256 1,294,890
6,930,156
Total Common Stocks
(cost $1,491,471,451) 2,051,959,322
Repurchase Agreements 2 .7%
Principal
Amount ($)
Bank of America NA,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,000,243,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025; total
market value $2,040,001.
(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $6,308,146,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$6,433,522.(b)(c) 6,307,375 6,307,375
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $48,005,867,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $48,960,147.(b)(c) 48,000,000 48,000,000
Total Repurchase Agreements
(cost $56,307,375) 56,307,375
Total Investments
(cost $1,547,778,826) — 101.3% 2,108,266,697
Liabilities in excess of other assets — (1.3)% (26,512,294)
NET ASSETS — 100.0%
$ 2,081,754,403
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $96,071,392, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $56,307,375 and by $41,590,898 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $97,898,273.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $56,307,375.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

22 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 41 9/2025 USD 12,820,188 441,885
Net contracts 441,885
Currency:
USD United States Dollar

NVIT GS Small Cap Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 23
Common Stocks 98 .0%
Shares Value ($)
Aerospace & Defense 1 .0%
Archer Aviation, Inc., Class A* 28,543 309,692
Mercury Systems, Inc.*(a) 10,775 580,341
Moog, Inc., Class A 5,257 951,359
Park Aerospace Corp. 4,449 65,712
V2X, Inc.* 1,116 54,182
1,961,286
Automobile Components 0 .6%
American Axle &
Manufacturing Holdings,
Inc.* 52,786 215,367
Cooper-Standard Holdings,
Inc.* 2,455 52,783
Dorman Products, Inc.* 339 41,585
LCI Industries 2,471 225,330
Motorcar Parts of America,
Inc.* 6,680 74,816
Phinia, Inc. 11,608 516,440
1,126,321
Banks 9 .1%
1st Source Corp. 820 50,897
Ameris Bancorp 13,496 873,191
Associated Banc-Corp. 36,843 898,601
BancFirst Corp.(a) 3,214 397,315
Bancorp, Inc. (The)* 1,417 80,727
Bank of Hawaii Corp. 7,002 472,845
BankUnited, Inc. 3,801 135,278
Blue Foundry Bancorp* 5,244 50,185
Byline Bancorp, Inc. 1,310 35,016
Cadence Bank 29,642 947,951
Capitol Federal Financial, Inc. 75,373 459,775
Central Pacific Financial Corp. 6,148 172,328
Chemung Financial Corp. 459 22,248
Community Trust Bancorp, Inc. 5,414 286,509
CVB Financial Corp. 31,147 616,399
Dime Community Bancshares,
Inc. 6,363 171,419
Equity Bancshares, Inc., Class
A 3,447 140,638
Esquire Financial Holdings,
Inc.(a) 417 39,473
FB Financial Corp. 3,114 141,064
First Bancorp, Inc. (The) 3,325 84,488
First Financial Bankshares,
Inc. 19,199 690,780
First Internet Bancorp 3,844 103,404
First Merchants Corp.(a) 10,946 419,232
Flushing Financial Corp. 3,557 42,257
Fulton Financial Corp. 11,791 212,710
Hancock Whitney Corp. 15,757 904,452
Hanmi Financial Corp. 5,661 139,714
Hilltop Holdings, Inc. 2,387 72,446
Home Bancorp, Inc. 4,752 246,059
HomeTrust Bancshares, Inc. 2,702 101,082
International Bancshares Corp. 12,102 805,509
Kearny Financial Corp. 4,613 29,800
LCNB Corp. 1,300 18,889
Live Oak Bancshares, Inc. 18,791 559,972
Metrocity Bankshares, Inc. 2,904 82,996
Northeast Community
Bancorp, Inc. 2,144 49,837
Northrim Bancorp, Inc. 3,035 283,044
Common Stocks
Shares Value ($)
Banks
Origin Bancorp, Inc. 727 25,983
Park National Corp. 389 65,064
Plumas Bancorp 519 23,075
Provident Financial Services,
Inc.(a) 26,865 470,943
Red River Bancshares, Inc. 8,749 513,566
ServisFirst Bancshares, Inc.(a) 8,194 635,117
Sierra Bancorp 4,630 137,465
Southern First Bancshares,
Inc.* 5,940 225,898
Southside Bancshares, Inc. 2,979 87,672
Stock Yards Bancorp, Inc.(a) 167 13,190
Texas Capital Bancshares,
Inc.* 8,307 659,576
Timberland Bancorp, Inc. 1,867 58,250
Triumph Financial, Inc.* 11,436 630,238
TrustCo Bank Corp.(a) 15,154 506,447
Trustmark Corp. 16,827 613,512
UMB Financial Corp. 8,151 857,159
United Community Banks, Inc. 27,259 812,046
Washington Trust Bancorp,
Inc. 2,662 75,281
WesBanco, Inc. 12,734 402,776
Westamerica Bancorp 4,630 224,277
17,876,065
Biotechnology 6 .7%
ACADIA Pharmaceuticals,
Inc.* 25,822 556,981
ADMA Biologics, Inc.*(a) 27,217 495,622
Agios Pharmaceuticals, Inc.* 1,038 34,524
Akero Therapeutics, Inc.* 554 29,561
Altimmune, Inc.* 6,249 24,184
Amicus Therapeutics, Inc.* 137,802 789,605
Apogee Therapeutics, Inc.*(a) 2,832 122,994
Arcturus Therapeutics
Holdings, Inc.* 3,615 47,031
Arcus Biosciences, Inc.* 6,488 52,812
Ardelyx, Inc.*(a) 48,535 190,257
Arrowhead Pharmaceuticals,
Inc.*(a) 42,495 671,421
Beam Therapeutics, Inc.*(a) 7,473 127,116
BioCryst Pharmaceuticals,
Inc.*(a) 11,277 101,042
Biohaven Ltd.* 6,270 88,470
Bridgebio Pharma, Inc.* 1,804 77,897
CareDx, Inc.* 33,632 657,169
Catalyst Pharmaceuticals,
Inc.* 40,754 884,362
Celldex Therapeutics, Inc.*(a) 3,543 72,100
Cogent Biosciences, Inc.* 1,894 13,599
CRISPR Therapeutics AG* 4,277 208,033
Cullinan Therapeutics, Inc.* 12,357 93,048
Cytokinetics, Inc.* 6,731 222,392
Denali Therapeutics, Inc.* 12,765 178,582
Design Therapeutics, Inc.*(a) 21,319 71,845
Dyne Therapeutics, Inc.*(a) 20,203 192,333
Erasca, Inc.*(a) 76,394 97,020
Heron Therapeutics, Inc.*(a) 33,640 69,635
Keros Therapeutics, Inc.* 32,561 434,689
Krystal Biotech, Inc.* 1,039 142,821
Larimar Therapeutics, Inc.*(a) 9,544 27,582

24 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
Madrigal Pharmaceuticals,
Inc.* 1,633 494,211
MannKind Corp.* 19,903 74,437
Mirum Pharmaceuticals, Inc.* 942 47,938
Myriad Genetics, Inc.* 66,241 351,740
Nurix Therapeutics, Inc.* 12,241 139,425
Nuvalent, Inc., Class A*(a) 4,772 364,104
ORIC Pharmaceuticals,
Inc.*(a) 16,323 165,678
Protagonist Therapeutics, Inc.* 595 32,886
Prothena Corp. plc* 26,286 159,556
PTC Therapeutics, Inc.* 12,238 597,704
Recursion Pharmaceuticals,
Inc., Class A*(a) 8,013 40,546
Relay Therapeutics, Inc.* 4,145 14,342
Replimune Group, Inc.*(a) 12,487 116,004
Rhythm Pharmaceuticals, Inc.* 4,075 257,499
Rigel Pharmaceuticals, Inc.* 11,606 217,380
Rocket Pharmaceuticals, Inc.* 22,215 54,427
Spyre Therapeutics, Inc.*(a) 6,579 98,488
TG Therapeutics, Inc.* 20,421 734,952
Travere Therapeutics, Inc.* 3,395 50,246
Twist Bioscience Corp.* 21,067 775,055
Vaxcyte, Inc.*(a) 396 12,874
Vera Therapeutics, Inc., Class
A* 672 15,832
Veracyte, Inc.* 42,558 1,150,343
Vericel Corp.* 7,798 331,805
13,072,199
Broadline Retail 0 .1%
Groupon, Inc., Class A*(a) 7,143 238,933
Building Products 0 .8%
Griffon Corp. 16,109 1,165,808
Tecnoglass, Inc.(a) 5,111 395,387
1,561,195
Capital Markets 2 .5%
BGC Group, Inc., Class A 54,801 560,614
DigitalBridge Group, Inc.(a) 79,493 822,752
Donnelley Financial Solutions,
Inc.*(a) 620 38,223
Piper Sandler Cos.(a) 4,253 1,182,079
StepStone Group, Inc., Class
A 17,174 953,157
Victory Capital Holdings, Inc.,
Class A 15,261 971,668
WisdomTree, Inc.(a) 31,735 365,270
4,893,763
Chemicals 0 .8%
American Vanguard Corp.* 14,738 57,773
Aspen Aerogels, Inc.*(a) 80,909 478,981
Avient Corp. 8,407 271,630
Hawkins, Inc.(a) 1,456 206,898
Ingevity Corp.* 1,302 56,103
Innospec, Inc. 973 81,819
LSB Industries, Inc.* 1,616 12,605
PureCycle Technologies,
Inc.*(a) 2,078 28,469
Stepan Co. 6,578 359,027
Common Stocks
Shares Value ($)
Chemicals
Tronox Holdings plc 18,995 96,305
1,649,610
Commercial Services & Supplies 1 .0%
ACCO Brands Corp. 5,614 20,098
ACV Auctions, Inc., Class A* 712 11,549
BrightView Holdings, Inc.* 4,765 79,337
Deluxe Corp.(a) 16,376 260,542
Healthcare Services Group,
Inc.* 66,660 1,001,900
Montrose Environmental
Group, Inc.* 23,698 518,749
Pitney Bowes, Inc. 5,185 56,569
1,948,744
Communications Equipment 0 .7%
Applied Optoelectronics, Inc.* 4,724 121,360
CommScope Holding Co.,
Inc.* 66,541 550,960
Harmonic, Inc.* 1,647 15,597
NETGEAR, Inc.* 7,349 213,635
NetScout Systems, Inc.* 18,694 463,798
1,365,350
Construction & Engineering 2 .8%
Argan, Inc. 1,206 265,899
Construction Partners, Inc.,
Class A* 1,127 119,778
IES Holdings, Inc.* 3,986 1,180,773
Limbach Holdings, Inc.* 3,008 421,421
Matrix Service Co.* 27,434 370,633
MYR Group, Inc.* 1,436 260,562
Orion Group Holdings, Inc.* 10,336 93,747
Primoris Services Corp.(a) 12,170 948,530
Sterling Infrastructure, Inc.* 4,374 1,009,213
Tutor Perini Corp.* 18,304 856,261
5,526,817
Construction Materials 0 .6%
Knife River Corp.*(a) 2,335 190,630
United States Lime & Minerals,
Inc. 9,574 955,485
1,146,115
Consumer Finance 1 .3%
Encore Capital Group, Inc.* 6,808 263,538
Enova International, Inc.* 6,759 753,764
FirstCash Holdings, Inc. 3,153 426,096
Regional Management Corp. 15,882 463,913
Upstart Holdings, Inc.*(a) 7,848 507,609
World Acceptance Corp.* 819 135,233
2,550,153
Diversified Consumer Services 2 .6%
Adtalem Global Education,
Inc.* 9,368 1,191,891
Coursera, Inc.* 123,137 1,078,680
European Wax Center, Inc.,
Class A* 80,201 451,531
Graham Holdings Co., Class B 660 624,472
Laureate Education, Inc.* 48,771 1,140,266
Mister Car Wash, Inc.* 66,666 400,663
Udemy, Inc.* 23,560 165,627

NVIT GS Small Cap Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Diversified Consumer Services
Universal Technical Institute,
Inc.* 3,628 122,953
5,176,083
Diversified REITs 1 .0%
Alpine Income Property Trust,
Inc. 14,514 213,501
American Assets Trust, Inc. 13,546 267,534
Armada Hoffler Properties, Inc.
(a) 29,398 201,964
Broadstone Net Lease, Inc. 74,241 1,191,568
1,874,567
Diversified Telecommunication Services 0 .5%
ATN International, Inc. 3,414 55,478
Bandwidth, Inc., Class A* 34,045 541,315
IDT Corp., Class B 4,390 299,925
896,718
Electric Utilities 0 .2%
Oklo, Inc., Class A* 6,962 389,802
Electrical Equipment 2 .0%
American Superconductor
Corp.* 17,751 651,284
Bloom Energy Corp., Class
A*(a) 14,133 338,061
Enovix Corp.* 3,388 35,032
NEXTracker, Inc., Class A* 21,334 1,159,930
NuScale Power Corp., Class
A*(a) 3,887 153,770
Powell Industries, Inc. 3,672 772,772
Shoals Technologies Group,
Inc., Class A*(a) 15,238 64,762
Sunrun, Inc.*(a) 64,854 530,506
Thermon Group Holdings, Inc.* 7,979 224,050
Vicor Corp.* 1,645 74,617
4,004,784
Electronic Equipment, Instruments & Components 2 .8%
Advanced Energy Industries,
Inc. 993 131,572
Arlo Technologies, Inc.*(a) 42,615 722,750
ePlus, Inc.* 1,346 97,047
Fabrinet*(a) 6,225 1,834,383
Itron, Inc.* 3,677 484,004
Knowles Corp.*(a) 19,439 342,515
Napco Security Technologies,
Inc. 5,697 169,144
OSI Systems, Inc.*(a) 783 176,065
Ouster, Inc.* 9,463 229,478
Powerfleet, Inc. NJ* 33,102 142,670
Vishay Intertechnology, Inc. 65,939 1,047,111
5,376,739
Energy Equipment & Services 1 .3%
Archrock, Inc. 5,504 136,664
Borr Drilling Ltd.(a) 49,540 90,658
Expro Group Holdings NV* 58,314 500,917
Kodiak Gas Services, Inc. 16,649 570,561
Liberty Energy, Inc., Class A 11,687 134,167
Natural Gas Services Group,
Inc.* 3,245 83,754
Noble Corp. plc(a) 1,257 33,373
Common Stocks
Shares Value ($)
Energy Equipment & Services
Oceaneering International,
Inc.* 45,862 950,261
TETRA Technologies, Inc.* 24,478 82,246
Transocean Ltd.* 18,218 47,185
2,629,786
Entertainment 0 .9%
AMC Entertainment Holdings,
Inc., Class A*(a) 42,253 130,984
IMAX Corp.* 19,523 545,863
Madison Square Garden
Entertainment Corp., Class
A* 28,864 1,153,694
1,830,541
Financial Services 2 .8%
Alerus Financial Corp. 1,333 28,846
Banco Latinoamericano de
Comercio Exterior SA, Class
E 30,232 1,218,350
Burford Capital Ltd. 14,575 207,840
Enact Holdings, Inc. 8,858 329,075
Jackson Financial, Inc., Class
A 14,865 1,319,863
Marqeta, Inc., Class A* 46,805 272,873
NCR Atleos Corp.* 9,934 283,417
Pagseguro Digital Ltd., Class A 76,802 740,371
Remitly Global, Inc.* 39,074 733,419
Sezzle, Inc.* 629 112,748
SWK Holdings Corp. 3,741 55,142
Velocity Financial, Inc.* 10,801 200,251
5,502,195
Food Products 0 .7%
BRC, Inc., Class A*(a) 32,539 42,626
Cal-Maine Foods, Inc. 12,768 1,272,076
1,314,702
Gas Utilities 0 .4%
ONE Gas, Inc.(a) 10,089 724,996
Ground Transportation 0 .1%
FTAI Infrastructure, Inc. 37,751 232,924
Health Care Equipment & Supplies 3 .3%
Accuray, Inc.* 18,789 25,741
Alphatec Holdings, Inc.* 16,441 182,495
AtriCure, Inc.*(a) 31,315 1,026,193
Cerus Corp.* 123,821 174,588
Delcath Systems, Inc.* 9,252 125,827
Embecta Corp. 20,455 198,209
Glaukos Corp.*(a) 5,045 521,098
Haemonetics Corp.* 6,263 467,282
Inogen, Inc.* 8,968 63,045
Integra LifeSciences Holdings
Corp.* 862 10,577
iRadimed Corp. 11,518 688,661
iRhythm Technologies, Inc.*(a) 5,039 775,805
LeMaitre Vascular, Inc.(a) 720 59,796
LivaNova plc* 8,644 389,153
PROCEPT BioRobotics
Corp.*(a) 7,622 439,027
Pulmonx Corp.* 8,865 22,960
QuidelOrtho Corp.* 5,870 169,173

26 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Tandem Diabetes Care,
Inc.*(a) 28,806 536,944
TransMedics Group, Inc.* 2,744 367,723
Treace Medical Concepts,
Inc.* 4,701 27,642
UFP Technologies, Inc.* 743 181,411
Zimvie, Inc.* 6,149 57,493
6,510,843
Health Care Providers & Services 2 .6%
agilon health, Inc.*(a) 172,787 397,410
Ardent Health, Inc.* 66,288 905,494
Aveanna Healthcare Holdings,
Inc.* 5,035 26,333
CorVel Corp.* 4,833 496,736
Enhabit, Inc.* 22,569 217,565
Fulgent Genetics, Inc.* 6,044 120,155
Hims & Hers Health, Inc.*(a) 18,989 946,602
Joint Corp. (The)* 22,613 260,954
LifeStance Health Group, Inc.* 107,567 556,121
National HealthCare Corp.(a) 692 74,051
Nutex Health, Inc.* 215 26,765
Pediatrix Medical Group, Inc.* 4,565 65,508
Pennant Group, Inc. (The)* 12,350 368,648
Privia Health Group, Inc.* 20,599 473,777
Talkspace, Inc.* 10,999 30,577
Viemed Healthcare, Inc.* 26,455 182,804
5,149,500
Health Care REITs 0 .5%
Community Healthcare Trust,
Inc. 16,540 275,060
Global Medical REIT, Inc. 47,372 328,288
Sabra Health Care REIT, Inc. 20,792 383,405
Universal Health Realty
Income Trust 1,156 46,205
1,032,958
Health Care Technology 1 .0%
Health Catalyst, Inc.* 17,581 66,280
Phreesia, Inc.* 22,302 634,715
Waystar Holding Corp.* 29,400 1,201,578
1,902,573
Hotel & Resort REITs 1 .3%
Apple Hospitality REIT, Inc.(a) 39,669 462,937
Chatham Lodging Trust 102,655 715,506
RLJ Lodging Trust(a) 130,838 952,501
Service Properties Trust 143,229 342,317
2,473,261
Hotels, Restaurants & Leisure 2 .3%
Brinker International, Inc.* 4,858 876,043
Dine Brands Global, Inc. 9,803 238,507
International Game
Technology plc 61,993 980,109
Lindblad Expeditions Holdings,
Inc.* 3,321 38,756
Portillo's, Inc., Class A*(a) 39,570 461,782
RCI Hospitality Holdings, Inc. 7,155 272,749
Red Rock Resorts, Inc., Class
A 22,337 1,162,194
Shake Shack, Inc., Class A*(a) 2,175 305,805
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Sweetgreen, Inc., Class A*(a) 5,256 78,209
4,414,154
Household Durables 0 .9%
Beazer Homes USA, Inc.*(a) 13,390 299,534
Green Brick Partners, Inc.* 8,764 551,080
LGI Homes, Inc.* 8,877 457,343
M/I Homes, Inc.* 3,553 398,363
Meritage Homes Corp. 507 33,954
Sonos, Inc.* 4,296 46,440
1,786,714
Household Products 0 .4%
Energizer Holdings, Inc. 41,048 827,528
Independent Power and Renewable Electricity Producers
0 .4%
Ormat Technologies, Inc. 9,866 826,376
Industrial REITs 0 .6%
LXP Industrial Trust(a) 148,135 1,223,595
Insurance 2 .2%
AMERISAFE, Inc. 14,193 620,660
Enstar Group Ltd.* 1,487 500,167
Fidelis Insurance Holdings Ltd.
(a) 47,083 780,636
Lemonade, Inc.*(a) 8,488 371,859
Oscar Health, Inc., Class A* 2,744 58,831
Palomar Holdings, Inc.* 2,605 401,821
Root, Inc., Class A*(a) 313 40,055
Selective Insurance Group,
Inc. 4,104 355,612
Stewart Information Services
Corp. 4,525 294,578
Trupanion, Inc.* 8,338 461,508
Universal Insurance Holdings,
Inc. 17,839 494,676
4,380,403
Interactive Media & Services 0 .6%
Grindr, Inc.*(a) 18,590 421,993
QuinStreet, Inc.*(a) 15,111 243,287
Vimeo, Inc.* 106,134 428,781
1,094,061
IT Services 0 .7%
Applied Digital Corp.*(a) 4,349 43,794
Backblaze, Inc., Class A* 2,446 13,453
BigBear.ai Holdings, Inc.* 5,402 36,680
BigCommerce Holdings, Inc.,
Series 1* 7,208 36,040
Crexendo, Inc.* 4,303 26,119
DigitalOcean Holdings, Inc.*(a) 24,793 708,088
Fastly, Inc., Class A* 76,647 541,128
1,405,302
Leisure Products 0 .8%
Latham Group, Inc.* 7,385 47,116
MasterCraft Boat Holdings,
Inc.* 3,538 65,736
Peloton Interactive, Inc., Class
A* 162,560 1,128,167
Smith & Wesson Brands, Inc.
(a) 38,922 337,843
1,578,862

NVIT GS Small Cap Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 0 .9%
Adaptive Biotechnologies
Corp.* 67,562 787,097
Alpha Teknova, Inc.* 12,249 60,142
BioLife Solutions, Inc.* 3,496 75,304
CryoPort, Inc.* 4,711 35,144
Cytek Biosciences, Inc.*(a) 47,407 161,184
Mesa Laboratories, Inc. 4,431 417,489
Pacific Biosciences of
California, Inc.*(a) 31,716 39,328
Personalis, Inc.* 17,170 112,635
1,688,323
Machinery 2 .6%
Alamo Group, Inc.(a) 1,839 401,601
Astec Industries, Inc. 2,618 109,145
Chart Industries, Inc.* 3,457 569,195
ESCO Technologies, Inc. 4,811 923,087
Federal Signal Corp.(a) 5,828 620,216
Gencor Industries, Inc.* 5,075 71,050
Gorman-Rupp Co. (The) 1,967 72,228
Helios Technologies, Inc. 12,562 419,194
Hillenbrand, Inc. 19,639 394,155
Kennametal, Inc. 28,508 654,544
Manitowoc Co., Inc. (The)* 5,700 68,514
Microvast Holdings, Inc.* 15,886 57,666
Miller Industries, Inc.(a) 3,703 164,635
Omega Flex, Inc. 3,376 109,315
Shyft Group, Inc. (The) 2,452 30,748
SPX Technologies, Inc.*(a) 324 54,328
Standex International Corp. 466 72,920
Tennant Co. 2,255 174,717
Trinity Industries, Inc. 1,142 30,845
4,998,103
Marine Transportation 0 .6%
Costamare Bulkers Holdings
Ltd.* 7,241 62,780
Costamare, Inc. 44,738 407,563
Genco Shipping & Trading Ltd. 12,533 163,806
Pangaea Logistics Solutions
Ltd. 27,590 129,673
Safe Bulkers, Inc. 138,205 498,920
1,262,742
Media 0 .5%
AMC Networks, Inc., Class A* 18,252 114,440
Cable One, Inc.(a) 407 55,275
Entravision Communications
Corp., Class A(a) 49,738 115,392
Gannett Co., Inc.* 38,275 137,025
Gray Media, Inc. 100,812 456,678
PubMatic, Inc., Class A* 6,411 79,753
Thryv Holdings, Inc.* 1,489 18,106
976,669
Metals & Mining 0 .7%
Coeur Mining, Inc.* 48,513 429,825
Hecla Mining Co.(a) 64,008 383,408
Olympic Steel, Inc. 8,334 271,605
United States Antimony Corp.* 32,416 70,667
Worthington Steel, Inc. 7,305 217,908
1,373,413
Mortgage Real Estate Investment Trusts (REITs) 0 .7%
Arbor Realty Trust, Inc.(a) 4,502 48,171
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
BrightSpire Capital, Inc., Class
A(a) 49,151 248,213
Nexpoint Real Estate Finance,
Inc. 7,964 109,824
Orchid Island Capital, Inc.(a) 43,307 303,582
TPG RE Finance Trust, Inc.(a) 78,670 607,332
1,317,122
Multi-Utilities 0 .7%
Black Hills Corp. 22,813 1,279,809
Office REITs 0 .7%
Empire State Realty Trust,
Inc., Class A 128,725 1,041,385
Hudson Pacific Properties,
Inc.*(a) 149,188 408,775
1,450,160
Oil, Gas & Consumable Fuels 3 .8%
California Resources Corp. 9,322 425,736
Clean Energy Fuels Corp.* 53,151 103,644
Crescent Energy Co., Class A 73,923 635,738
DHT Holdings, Inc. 6,693 72,351
Diversified Energy Co. plc
Reg. S 78,450 1,150,862
Excelerate Energy, Inc., Class
A 18,891 553,884
Golar LNG Ltd. 25,976 1,069,951
Magnolia Oil & Gas Corp.,
Class A(a) 56,614 1,272,683
Nordic American Tankers Ltd.
(a) 197,798 520,209
PBF Energy, Inc., Class A 1,964 42,560
Peabody Energy Corp. 3,288 44,125
Sable Offshore Corp.* 9,345 205,403
Scorpio Tankers, Inc.(a) 13,771 538,859
SFL Corp. Ltd. 59,718 497,451
SM Energy Co. 1,756 43,391
Vital Energy, Inc.* 15,294 246,080
7,422,927
Passenger Airlines 0 .8%
Allegiant Travel Co.*(a) 6,652 365,527
SkyWest, Inc.* 10,798 1,111,870
Sun Country Airlines Holdings,
Inc.* 14,718 172,937
1,650,334
Personal Care Products 0 .3%
Herbalife Ltd.* 68,892 593,849
Pharmaceuticals 2 .9%
Amneal Pharmaceuticals, Inc.* 63,481 513,561
Amphastar Pharmaceuticals,
Inc.* 24,387 559,925
ANI Pharmaceuticals, Inc.* 9,229 602,192
Atea Pharmaceuticals, Inc.* 6,055 21,798
Axsome Therapeutics, Inc.* 3,181 332,065
Collegium Pharmaceutical,
Inc.* 10,305 304,719
Edgewise Therapeutics, Inc.* 4,952 64,921
Ligand Pharmaceuticals, Inc.* 528 60,023
Phibro Animal Health Corp.,
Class A 14,500 370,330

28 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Prestige Consumer
Healthcare, Inc.* 15,877 1,267,778
SIGA Technologies, Inc. 33,985 221,582
Supernus Pharmaceuticals,
Inc.*(a) 35,538 1,120,158
Xeris Biopharma Holdings,
Inc.*(a) 49,304 230,250
5,669,302
Professional Services 2 .4%
Alight, Inc., Class A 210,796 1,193,105
BlackSky Technology, Inc.*(a) 7,783 160,174
Conduent, Inc.* 37,227 98,279
CSG Systems International,
Inc. 1,368 89,344
Franklin Covey Co.*(a) 15,536 354,532
IBEX Holdings Ltd.* 4,334 126,119
Innodata, Inc.*(a) 1,355 69,403
Korn Ferry(a) 10,306 755,739
Legalzoom.com, Inc.* 13,073 116,481
Planet Labs PBC*(a) 27,420 167,262
TriNet Group, Inc.(a) 7,630 558,058
Upwork, Inc.* 69,001 927,374
4,615,870
Real Estate Management & Development 0 .5%
Anywhere Real Estate, Inc.* 13,939 50,459
Compass, Inc., Class A* 18,951 119,012
Douglas Elliman, Inc.* 33,408 77,507
FRP Holdings, Inc.* 18,758 504,403
Kennedy-Wilson Holdings, Inc.
(a) 26,794 182,199
Real Brokerage, Inc. (The)* 2,715 12,245
945,825
Residential REITs 0 .9%
NexPoint Residential Trust,
Inc. 29,856 994,802
Veris Residential, Inc. 52,337 779,298
1,774,100
Retail REITs 0 .8%
CBL & Associates Properties,
Inc. 9,577 243,160
FrontView REIT, Inc. 3,560 42,720
Kite Realty Group Trust 37,116 840,677
Macerich Co. (The) 10,595 171,427
Saul Centers, Inc. 300 10,242
Tanger, Inc.(a) 4,984 152,411
Urban Edge Properties(a) 2,045 38,160
Whitestone REIT 12,080 150,758
1,649,555
Semiconductors & Semiconductor Equipment 3 .2%
ACM Research, Inc., Class A* 24,439 632,970
Alpha & Omega
Semiconductor Ltd.* 1,063 27,277
Ambarella, Inc.*(a) 9,231 609,846
CEVA, Inc.* 4,746 104,317
Credo Technology Group
Holding Ltd.* 10,570 978,676
Diodes, Inc.* 2,501 132,278
Impinj, Inc.*(a) 2,484 275,898
MaxLinear, Inc., Class A* 22,055 313,402
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Power Integrations, Inc. 9,173 512,771
Rambus, Inc.*(a) 2,113 135,274
Rigetti Computing, Inc.*(a) 13,464 159,683
Semtech Corp.*(a) 12,122 547,187
Silicon Laboratories, Inc.* 7,157 1,054,655
SiTime Corp.* 3,690 786,265
6,270,499
Software 6 .5%
Alarm.com Holdings, Inc.* 18,459 1,044,226
Alkami Technology, Inc.* 3,467 104,495
Asana, Inc., Class A* 35,895 484,583
AvePoint, Inc.* 951 18,364
BlackLine, Inc.* 8,358 473,230
C3.ai, Inc., Class A*(a) 33,600 825,552
Cleanspark, Inc.*(a) 16,537 182,403
Clearwater Analytics Holdings,
Inc., Class A* 43,728 958,955
Commvault Systems, Inc.* 9,281 1,617,957
Consensus Cloud Solutions,
Inc.* 18,338 422,874
Digital Turbine, Inc.* 45,375 267,712
D-Wave Quantum, Inc.*(a) 22,884 335,022
Freshworks, Inc., Class A* 26,851 400,348
Hut 8 Corp.* 2,017 37,516
MARA Holdings, Inc.*(a) 20,114 315,388
Olo, Inc., Class A* 32,098 285,672
Ooma, Inc.* 9,122 117,674
PagerDuty, Inc.* 7,152 109,283
Q2 Holdings, Inc.* 3,258 304,916
Red Violet, Inc.(a) 7,822 384,842
Riot Platforms, Inc.*(a) 14,402 162,743
Sapiens International Corp.
NV 35,528 1,039,194
SoundHound AI, Inc., Class
A*(a) 18,343 196,820
SoundThinking, Inc.*(a) 2,931 38,264
Varonis Systems, Inc., Class
B*(a) 27,730 1,407,297
Verint Systems, Inc.* 38,540 758,082
Vertex, Inc., Class A* 8,456 298,793
Zeta Global Holdings Corp.,
Class A* 6,390 98,981
12,691,186
Specialized REITs 0 .3%
Uniti Group, Inc.*(a) 126,087 544,696
Specialty Retail 4 .1%
American Eagle Outfitters, Inc. 45,672 439,365
America's Car-Mart, Inc.*(a) 3,118 174,733
Arko Corp.(a) 5,874 24,847
Asbury Automotive Group,
Inc.*(a) 2,001 477,318
Beyond, Inc.* 19,242 132,385
Boot Barn Holdings, Inc.*(a) 7,535 1,145,320
Buckle, Inc. (The) 2,050 92,967
Citi Trends, Inc.* 3,651 121,907
EVgo, Inc., Class A*(a) 40,324 147,183
Genesco, Inc.* 2,611 51,410
Haverty Furniture Cos., Inc. 23,415 476,495
Monro, Inc. 30,470 454,308
RealReal, Inc. (The)* 29,886 143,154

NVIT GS Small Cap Equity Insights Fund - June 30, 2025 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Specialty Retail
Revolve Group, Inc., Class
A*(a) 43,414 870,451
Sonic Automotive, Inc., Class
A 15,242 1,218,293
Stitch Fix, Inc., Class A* 9,664 35,757
Warby Parker, Inc., Class A* 53,153 1,165,645
Winmark Corp. 997 376,477
Zumiez, Inc.*(a) 29,410 389,977
7,937,992
Technology Hardware, Storage & Peripherals 0 .6%
Corsair Gaming, Inc.* 12,377 116,715
IonQ, Inc.*(a) 20,793 893,475
Quantum Computing, Inc.*(a) 3,046 58,392
Turtle Beach Corp.* 8,675 119,975
1,188,557
Textiles, Apparel & Luxury Goods 1 .1%
Kontoor Brands, Inc.(a) 18,237 1,203,095
Movado Group, Inc.(a) 32,861 501,130
Rocky Brands, Inc. 1,538 34,128
Steven Madden Ltd.(a) 12,905 309,462
2,047,815
Trading Companies & Distributors 0 .3%
DXP Enterprises, Inc.* 2,251 197,300
Rush Enterprises, Inc., Class A 4,391 226,180
Xometry, Inc., Class A*(a) 6,426 217,135
640,615
Water Utilities 0 .8%
American States Water Co. 6,470 495,990
Consolidated Water Co. Ltd.(a) 14,776 443,576
Global Water Resources, Inc. 2,739 27,910
Middlesex Water Co. 11,116 602,265
1,569,741
Wireless Telecommunication Services 0 .4%
Spok Holdings, Inc. 32,554 575,555
Telephone & Data Systems,
Inc. 6,789 241,552
817,107
Total Common Stocks
(cost $180,579,957) 191,852,829
Repurchase Agreements 13 .5%
Principal
Amount ($)
Bank of America NA,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,000,243,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025; total
market value $2,040,001.
(b)(c) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $7,424,044,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$7,571,599.(b)(c) 7,423,137 7,423,137
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,000,611,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
MetLife, Inc.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $3,000,367,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $3,061,599.(b)(c) 3,000,000 3,000,000
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $9,001,100,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $9,180,028.(b)(c) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $26,423,137) 26,423,137
Total Investments
(cost $207,003,094) — 111.5% 218,275,966
Liabilities in excess of other assets
— (11.5)% (22,481,746)
NET ASSETS — 100.0%
$ 195,794,220
* Denotes a non-income producing security.

30 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $33,566,861, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $26,423,137 and by $8,158,388 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 2/15/2055, a total value of $34,581,525.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $26,423,137.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 29 9/2025 USD 3,177,965 103,888
Net contracts 103,888
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT U.S. 130/30 Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 31
Common Stocks 97 .6%
Shares Value ($)
Aerospace & Defense 0 .1%
Huntington Ingalls Industries,
Inc. 3,965 957,389
Air Freight & Logistics 0 .3%
Expeditors International of
Washington, Inc. 26,097 2,981,582
Automobile Components 0 .1%
Lear Corp. 6,343 602,458
Automobiles 1 .6%
Ford Motor Co. 974,378 10,572,002
General Motors Co. 133,549 6,571,946
17,143,948
Banks 0 .2%
BOK Financial Corp. 22,644 2,210,734
Beverages 2 .4%
Constellation Brands, Inc.,
Class A 79,496 12,932,409
Monster Beverage Corp.* 212,723 13,324,969
26,257,378
Biotechnology 1 .3%
Halozyme Therapeutics, Inc.* 46,397 2,413,572
Incyte Corp.* 108,280 7,373,868
Moderna, Inc.* 126,303 3,484,700
Ultragenyx Pharmaceutical,
Inc.* 32,860 1,194,789
14,466,929
Broadline Retail 1 .9%
Amazon.com, Inc.* 85,853 18,835,289
Coupang, Inc.* 70,432 2,110,143
20,945,432
Building Products 1 .9%
Builders FirstSource, Inc.* 65,421 7,633,976
Lennox International, Inc. 22,048 12,638,796
20,272,772
Capital Markets 2 .6%
Houlihan Lokey, Inc., Class A 14,711 2,647,245
Interactive Brokers Group,
Inc., Class A 325,640 18,043,712
Northern Trust Corp. 61,348 7,778,313
SEI Investments Co. 3,590 322,597
28,791,867
Chemicals 1 .5%
Celanese Corp., Class A 71,586 3,960,853
Huntsman Corp. 382,728 3,988,026
Scotts Miracle-Gro Co. (The) 12,479 823,115
Westlake Corp. 101,008 7,669,537
16,441,531
Commercial Services & Supplies 0 .6%
Rollins, Inc. 108,080 6,097,874
Communications Equipment 1 .3%
Arista Networks, Inc.* 141,853 14,512,980
Construction & Engineering 1 .2%
Comfort Systems USA, Inc. 15,019 8,053,338
EMCOR Group, Inc. 9,563 5,115,153
13,168,491
Common Stocks
Shares Value ($)
Consumer Finance 0 .9%
Ally Financial, Inc. 257,985 10,048,516
Consumer Staples Distribution & Retail 1 .3%
Target Corp. 141,179 13,927,308
Containers & Packaging 1 .1%
Crown Holdings, Inc. 114,687 11,810,467
Electric Utilities 0 .8%
Pinnacle West Capital Corp. 94,646 8,467,978
Electrical Equipment 1 .0%
GE Vernova, Inc. 20,061 10,615,278
Electronic Equipment, Instruments & Components 1 .1%
Jabil, Inc. 55,824 12,175,214
Entertainment 2 .6%
Electronic Arts, Inc. 42,486 6,785,014
Live Nation Entertainment,
Inc.* 106,031 16,040,370
Roku, Inc., Class A* 68,080 5,983,551
28,808,935
Financial Services 1 .3%
Berkshire Hathaway, Inc.,
Class B* 2,217 1,076,952
Corebridge Financial, Inc. 359,265 12,753,908
13,830,860
Food Products 1 .2%
Pilgrim's Pride Corp. 199,705 8,982,731
Tyson Foods, Inc., Class A 65,364 3,656,462
12,639,193
Ground Transportation 1 .8%
JB Hunt Transport Services,
Inc. 56,079 8,052,944
Landstar System, Inc. 56,743 7,888,412
Old Dominion Freight Line, Inc. 1,907 309,506
Ryder System, Inc. 22,205 3,530,595
19,781,457
Health Care Equipment & Supplies 4 .4%
Align Technology, Inc.* 33,194 6,284,620
Dentsply Sirona, Inc. 79,975 1,270,003
Dexcom, Inc.* 155,825 13,601,964
Edwards Lifesciences Corp.* 210,577 16,469,227
GE HealthCare Technologies,
Inc. 138,952 10,292,175
47,917,989
Health Care Providers & Services 0 .9%
McKesson Corp. 2,183 1,599,659
Molina Healthcare, Inc.* 29,182 8,693,318
10,292,977
Hotels, Restaurants & Leisure 4 .1%
Booking Holdings, Inc. 4,008 23,203,274
Domino's Pizza, Inc. 32,473 14,632,334
Life Time Group Holdings,
Inc.* 6,108 185,256
Wingstop, Inc. 20,983 7,065,815
45,086,679
Household Durables 2 .6%
Garmin Ltd. 33,184 6,926,164
Lennar Corp., Class A 117,152 12,958,183
NVR, Inc.* 748 5,524,474

32 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Household Durables
Whirlpool Corp. 33,093 3,356,292
28,765,113
Household Products 1 .3%
Church & Dwight Co., Inc. 81,743 7,856,320
Clorox Co. (The) 51,493 6,182,764
14,039,084
Insurance 4 .2%
CNA Financial Corp. 19,999 930,553
Everest Group Ltd. 23,182 7,878,403
First American Financial Corp. 27,403 1,682,270
Globe Life, Inc. 134,145 16,672,882
Hanover Insurance Group, Inc.
(The) 2,896 491,944
Reinsurance Group of
America, Inc. 45,445 9,014,470
RLI Corp. 18,122 1,308,771
Travelers Cos., Inc. (The) 18,707 5,004,871
W R Berkley Corp. 44,879 3,297,260
46,281,424
Interactive Media & Services 5 .3%
Alphabet, Inc., Class C 116,881 20,733,521
Match Group, Inc. 361,744 11,174,272
Meta Platforms, Inc., Class A 28,894 21,326,372
Snap, Inc., Class A* 340,729 2,960,935
TripAdvisor, Inc.* 77,240 1,007,982
57,203,082
IT Services 2 .4%
Accenture plc, Class A 3,021 902,947
EPAM Systems, Inc.* 40,549 7,169,874
VeriSign, Inc. 62,850 18,151,080
26,223,901
Life Sciences Tools & Services 1 .0%
Illumina, Inc.* 81,033 7,731,358
West Pharmaceutical
Services, Inc. 12,072 2,641,354
10,372,712
Machinery 1 .9%
Graco, Inc. 76,139 6,545,670
Otis Worldwide Corp. 140,925 13,954,393
20,500,063
Media 0 .4%
Trade Desk, Inc. (The), Class
A* 54,397 3,916,040
Metals & Mining 1 .5%
Commercial Metals Co. 8,820 431,386
Reliance, Inc. 27,881 8,751,846
Southern Copper Corp. 75,761 7,664,741
16,847,973
Oil, Gas & Consumable Fuels 1 .8%
Comstock Resources, Inc.* 71,863 1,988,449
Coterra Energy, Inc. 62,284 1,580,768
Phillips 66 92,477 11,032,506
Valero Energy Corp. 35,932 4,829,980
19,431,703
Paper & Forest Products 0 .6%
Louisiana-Pacific Corp. 79,423 6,829,584
Common Stocks
Shares Value ($)
Passenger Airlines 1 .2%
Southwest Airlines Co. 401,716 13,031,667
Professional Services 0 .3%
FTI Consulting, Inc.* 10,987 1,774,401
ManpowerGroup, Inc. 7,456 301,222
Robert Half, Inc. 26,237 1,077,029
3,152,652
Residential REITs 2 .2%
Camden Property Trust 113,755 12,819,051
Essex Property Trust, Inc. 38,178 10,819,645
23,638,696
Semiconductors & Semiconductor Equipment 9 .7%
Amkor Technology, Inc. 113,448 2,381,274
Broadcom, Inc. 17,705 4,880,383
Lam Research Corp. 14,123 1,374,733
NVIDIA Corp. 481,173 76,020,522
QUALCOMM, Inc. 129,907 20,688,989
105,345,901
Software 12 .1%
Adobe, Inc.* 48,613 18,807,398
Appfolio, Inc., Class A* 1,361 313,411
Dropbox, Inc., Class A* 165,236 4,725,750
Fortinet, Inc.* 128,588 13,594,323
Manhattan Associates, Inc.* 53,481 10,560,893
Microsoft Corp. 91,551 45,538,383
Pegasystems, Inc. 208,930 11,309,381
RingCentral, Inc., Class A* 44,175 1,252,361
Salesforce, Inc. 76,329 20,814,155
Teradata Corp.* 51,165 1,141,491
UiPath, Inc., Class A* 327,323 4,189,734
132,247,280
Specialized REITs 0 .1%
Millrose Properties, Inc., Class
A 34,196 974,928
Specialty Retail 2 .8%
Lowe's Cos., Inc. 11,886 2,637,147
O'Reilly Automotive, Inc.* 188,295 16,971,028
Tractor Supply Co. 147,966 7,808,166
Williams-Sonoma, Inc. 17,397 2,842,148
30,258,489
Technology Hardware, Storage & Peripherals 5 .5%
Apple, Inc. 224,033 45,964,851
NetApp, Inc. 127,190 13,552,094
59,516,945
Textiles, Apparel & Luxury Goods 0 .9%
Deckers Outdoor Corp.* 99,186 10,223,101
Trading Companies & Distributors 0 .3%
Fastenal Co. 87,652 3,681,384
Total Investments
(cost $872,355,992) — 97.6% 1,062,735,938
Other assets in excess of liabilities — 2.4% 26,637,802
NET ASSETS — 100.0%
$ 1,089,373,740
*
Denotes a non-income producing security.

NVIT U.S. 130/30 Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 33
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of June 30, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Adobe, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 2,105 2,210 2,210
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 37,026 70,720 70,720
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 28,784 23,315 23,315
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 111,254 4,450 4,450
APA Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 121,567 32,823 32,823
Appfolio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 3,008 8,874 8,874
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 154,470 631,782 631,782
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 69,663 203,416 203,416
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 144,355 10,105 10,105
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,805 3,675 3,675
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 36,530 61,370 61,370
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 179,199 84,224 84,224
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 540,880 – –
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 33,620 18,491 18,491
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 237,944 16,656 16,656
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 5,917 7,160 7,160
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 28,999 50,458 50,458
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 3,757 9,956 9,956

34 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 312,572 150,035 150,035
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 67,787 65,753 65,753
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 356,748 3,567 3,567
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 11,746 50,155 50,155
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 64,012 110,741 110,741
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 9,525 18,002 18,002
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 11,617 6,505 6,505
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 47,427 68,532 68,532
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 44,521 1,336 1,336
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 84,036 21,849 21,849
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 272,897 13,645 13,645
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 33,844 88,333 88,333
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 35,067 28,054 28,054
GE Vernova, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 22,691 215,338 215,338
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 133,391 40,017 40,017
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 13,716 49,091 49,091
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 32,249 3,870 3,870
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 64,683 269,081 269,081
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 83,360 9,170 9,170

NVIT U.S. 130/30 Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 14,452 20,955 20,955
IPG Photonics Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,949 253 253
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 23,063 18,681 18,681
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 48,649 61,784 61,784
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 79,279 95,135 95,135
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 57,312 103,735 103,735
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,393 2,946 2,946
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 30,257 19,667 19,667
Match Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 21,879 875 875
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 23,126 178,301 178,301
MDU Resources
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,655 1,357 1,357
Medpace Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 100 317 317
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 14,560 72,582 72,582
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 18,945 43,573 43,573
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 17,988 15,290 15,290
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 40,389 37,562 37,562
NEXTracker, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 38,315 151,344 151,344
Nuvalent, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 16,089 54,381 54,381
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 138,155 34,655 34,655

36 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 19 193 193
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 37,286 30,202 30,202
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 36,005 45,006 45,006
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 20,607 8,655 8,655
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 1,785 1,571 1,571
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 116,851 14,022 14,022
Revvity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 3,241 3,565 3,565
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 154,335 86,428 86,428
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 28,809 30,538 30,538
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 436 139 139
Rollins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,563 5,629 5,629
Scotts Miracle-Gro
Co. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 85,255 75,024 75,024
SEI Investments Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 12,340 16,929 16,929
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 119,158 46,472 46,472
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 116,855 150,743 150,743
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 48,888 260,573 260,573
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 175,820 210,984 210,984
UiPath, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 204,979 14,349 14,349
Under Armour, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 506,402 30,384 30,384

NVIT U.S. 130/30 Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 102,788 12,335 12,335
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 48,351 41,582 41,582
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 332,371 – –
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 12,821 4,039 4,039
Whirlpool Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 43,959 307,712 307,712
– –
Total unrealized appreciation 4,763,226 4,763,226
– –
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 223,446 (176,522) (176,522)
ADMA Biologics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 82,141 (4,107) (4,107)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 15,691 (107,954) (107,954)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 574,856 (86,228) (86,228)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 31,443 (34,401) (34,401)
Alcoa Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 81,468 (92,874) (92,874)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 12,404 (10,916) (10,916)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 20,512 (80,202) (80,202)
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 54,524 (4,215) (4,215)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 25,488 (52,250) (52,250)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 15,876 (16,352) (16,352)
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 128,739 (9,012) (9,012)
Blackstone Secured
Lending Fund
Increases in total
return of reference
entity
OBFR - 0.96% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 29,939 (5,389) (5,389)
Builders FirstSource,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 4,097 (1,311) (1,311)

38 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Burlington Stores,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 9,252 (18,597) (18,597)
Capital One
Financial Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 27,028 (47,299) (47,299)
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 106,154 (23,067) (23,067)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 51,506 (3,605) (3,605)
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 10,743 (43,844) (43,844)
Celanese Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 48,999 (70,559) (70,559)
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 8,376 (65,668) (65,668)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 98,123 (1,962) (1,962)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 281,128 (50,603) (50,603)
Coca-Cola Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 59,388 (9,752) (9,752)
Coeur Mining, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 202,455 (30,368) (30,368)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 76,378 (151,228) (151,228)
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 57,286 (23,487) (23,487)
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 94,381 (87,774) (87,774)
Comstock
Resources, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 13,031 (14,204) (14,204)
Concentrix Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 96,142 (110,083) (110,083)
Constellation Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 20,188 (60,116) (60,116)
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 3,666 (330) (330)
Crane NXT Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 11,688 (4,091) (4,091)

NVIT U.S. 130/30 Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 29,713 (15,451) (15,451)
Emerson Electric
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 42,541 (6,807) (6,807)
Encompass Health
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 15,800 (6,794) (6,794)
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 102,006 (17,086) (17,086)
First Solar, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 32,740 (438,716) (438,716)
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 4,959 (2,876) (2,876)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 42,157 (13,069) (13,069)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 203,512 (49,860) (49,860)
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 157,965 (50,549) (50,549)
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 199,284 (31,885) (31,885)
Guidewire Software,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 5,116 (256) (256)
Halozyme
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 28,911 (5,493) (5,493)
Houlihan Lokey, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 22,521 (45,267) (45,267)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 69,950 (18,887) (18,887)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 23,755 (27,318) (27,318)
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 11,819 (32,148) (32,148)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 24,829 (43,202) (43,202)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 389,044 (431,839) (431,839)
Kenvue, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 255,550 (12,778) (12,778)

40 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Kratos Defense &
Security Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 78,530 (47,903) (47,903)
Labcorp Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 20,373 (53,785) (53,785)
Lazard, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 34,474 (3,792) (3,792)
Liberty Media Corp-
Liberty Live
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 23,504 (16,688) (16,688)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 11,192 (24,399) (24,399)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 63,796 (91,866) (91,866)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 79,903 (24,770) (24,770)
MARA Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 34,528 (22,443) (22,443)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 51,038 (12,249) (12,249)
Newmont Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 13,547 (23,707) (23,707)
Old Dominion
Freight Line, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 662 (728) (728)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 261,963 (28,816) (28,816)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 34,594 (290,244) (290,244)
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 44,192 (15,467) (15,467)
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 137,036 (37,000) (37,000)
Quest Diagnostics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 29,816 (53,669) (53,669)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 17,364 (59,732) (59,732)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 24,986 (9,745) (9,745)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 16,369 (17,515) (17,515)

NVIT U.S. 130/30 Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 46,828 (41,677) (41,677)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 123,143 (3,694) (3,694)
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 80,764 (55,727) (55,727)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 782 (1,118) (1,118)
Tapestry, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 68,311 (71,727) (71,727)
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 97,784 (978) (978)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 188,659 (125,458) (125,458)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 6,473 (1,255) (1,255)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 694,809 (97,273) (97,273)
Virtu Financial, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 7,546 (4,603) (4,603)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 593,026 (94,884) (94,884)
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 20,859 (1,460) (1,460)
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 41,297 (35,102) (35,102)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 292,618 (8,779) (8,779)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 94,485 (14,172) (14,172)
– –
Total unrealized depreciation (4,141,076) (4,141,076)
– –
Net unrealized appreciation 622,150 622,150
Financing Costs of Swap Contracts (9,109) (9,109)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 613,041 613,041

42 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
OBFR Overnight Bank Funding Rate
As of June 30, 2025, the Fund had $5,230,000 segregated as collateral for swap contracts.
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 4.33%
The accompanying notes are an integral part of these financial statements.

44 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Assets:
Investment securities, at value
*
$ 553,801,441
Repurchase agreements, at value 8,934,785
Cash 5,478,226
Cash pledged for swap contracts —
Deposits with broker for futures contracts 165,069
Foreign currencies, at value 448,975
Interest and dividends receivable 2,923,715
Security lending income receivable 629
Receivable for investments sold —
Reclaims receivable 55,895
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts 7,800
Receivable for variation margin on centrally cleared swap contracts —
Prepaid expenses 2,981
Total Assets 571,819,516
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 106,962
Payable for variation margin on futures contracts —
Swap contracts, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 8,934,785
Accrued expenses and other payables:
Investment advisory fees 422,762
Fund administration fees 45,285
Accounting and transfer agent fees 619
Trustee fees 60
Due to broker —
Deferred capital gain country tax 1,229,952
Custodian fees 27,578
Compliance program costs (Note 3) 614
Professional fees 28,564
Printing fees 3,939
Other 2,006
Total Liabilities 10,803,126
Net Assets $ 561,016,390
* Includes value of securities on loan (Note 2) 11,008,182
Cost of investment securities 443,217,222
Cost of repurchase agreements 8,934,785
Cost of foreign currencies 445,517
Represented by:
Capital $ 482,367,028
Total distributable earnings (loss) 78,649,362
Net Assets $ 561,016,390

1940 Act Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 45
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 714,826,044 $ 2,051,959,322 $ 191,852,829 $ 1,062,735,938
13,839,028 56,307,375 26,423,137 —
10,035,748 23,334,672 3,664,841 27,699,561
— — — 5,230,000
607,280 1,101,185 319,688 —
1,522,152 — — —
584,219 918,468 198,499 543,633
5,994 1,957 4,977 —
— 10,339,890 15,314 3,336,413
4,609,700 — — —
— — — 4,763,226
— — — —
— — — 77,549
4,088 9,724 926 5,204
746,034,253 2,143,972,593 222,480,211 1,104,391,524
854 2,103,760 10,403 8,579,026
139,449 2,682,226 37,216 1,201,678
5,491 68,388 20,261 —
— — — 4,150,185
13,839,028 56,307,375 26,423,137 —
453,260 879,858 108,295 639,781
43,830 93,652 36,995 24,126
726 5,261 4,807 2,251
42 53 38 47
— — — 378,085
— — — —
403 25,826 23,208 9,751
775 2,199 200 1,009
25,493 27,831 17,225 22,208
4,384 8,959 2,605 4,887
71,087 12,802 1,601 4,750
14,584,822 62,218,190 26,685,991 15,017,784
$ 731,449,431 $ 2,081,754,403 $ 195,794,220 $ 1,089,373,740
24,944,930 96,071,392 33,566,861 —
579,400,764 1,491,471,451 180,579,957 872,355,992
13,839,028 56,307,375 26,423,137 —
1,512,715 — — —
$ 469,178,255 $ 1,127,991,735 $ 153,766,646 $ 689,429,453
262,271,176 953,762,668 42,027,574 399,944,287
$ 731,449,431 $ 2,081,754,403 $ 195,794,220 $ 1,089,373,740

46 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Net Assets:
Class Y Shares $ 561,016,390
Total $ 561,016,390
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 57,360,125
Total 57,360,125
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 9 .78

1940 Act Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 47
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 731,449,431 $ 2,081,754,403 $ 195,794,220 $ 1,089,373,740
$ 731,449,431 $ 2,081,754,403 $ 195,794,220 $ 1,089,373,740
55,747,096 143,895,215 15,806,236 83,648,669
55,747,096 143,895,215 15,806,236 83,648,669
$ 13 .12 $ 14 .47 $ 12 .39 $ 13 .02

48 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 11,535,617
Interest income 102,860
Income from non-cash dividends 38,781
Income from securities lending (net of fees) (Note 2) 10,866
Foreign tax withholding (1,177,966)
European Union tax reclaims (Note 2) —
Total Income 10,510,158
EXPENSES:
Investment advisory fees 2,536,024
Fund administration fees 97,455
Professional fees 73,362
Printing fees 4,704
Trustee fees 10,297
Custodian fees 28,945
Accounting and transfer agent fees 5,649
Compliance program costs (Note 3) 1,267
European Union tax reclaims filing fees (Note 2) —
Other 3,496
Total Expenses 2,761,199
NET INVESTMENT INCOME 7,748,959
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities† 13,144,064
Expiration or closing of futures contracts (Note 2) 704,692
Foreign currency transactions (Note 2) (315,583)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 13,533,173
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 55,500,335
Futures contracts (Note 2) 389,874
Translation of assets and liabilities denominated in foreign currencies (Note 2) 38,786
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 55,928,995
Net realized/unrealized gains (losses) 69,462,168
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 77,211,127
† Net of capital gain country taxes $ (438,093)
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ (94,107)

1940 Act Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 49
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 18,724,064 $ 12,971,644 $ 1,574,828 $ 4,039,676
159,422 433,641 59,668 521,137
— 492,671 88,963 843,457
76,113 19,832 33,272 —
(1,818,611) (4,004) (6,793) —
95,552 — — —
17,236,540 13,913,784 1,749,938 5,404,270
3,018,717 5,352,966 639,812 3,790,959
130,764 282,678 47,466 185,055
44,078 58,205 18,811 38,245
5,485 10,462 — 5,680
15,685 36,832 3,377 19,085
85,235 33,569 13,190 —
6,863 5,628 594 2,803
1,837 4,530 406 2,293
19,110 — — —
5,185 16,064 1,287 6,170
3,332,959 5,800,934 724,943 4,050,290
13,903,581 8,112,850 1,024,995 1,353,980
74,055,074 41,222,772 1,166,894 25,166,140
(299,132) (990,877) (465,764) —
128,638 — — —
– — — 16,223,909
73,884,580 40,231,895 701,130 41,390,049
99,946,423 745,145 (4,716,313) 849,650
195,836 441,885 179,978 —
497,787 — — —
— — — 2,791,543
100,640,046 1,187,030 (4,536,335) 3,641,193
174,524,626 41,418,925 (3,835,205) 45,031,242
$ 188,428,207 $ 49,531,775 $ (2,810,210) $ 46,385,222
$ — $ — $ — $ —
$ — $ — $ — $ —

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights
Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 7,748,959 $ 13,647,734
Net realized gains 13,533,173 50,024,485
Net change in unrealized appreciation/depreciation 55,928,995 8,204,151
Change in net assets resulting from operations 77,211,127 71,876,370
Distributions to Shareholders From:
Distributable earnings:
Class Y — (18,484,370)
Change in net assets from shareholder distributions — (18,484,370)
Change in net assets from capital transactions (82,242,467) (236,669,740)
Change in net assets (5,031,340) (183,277,740)
Net Assets:
Beginning of period 566,047,730 749,325,470
End of period $ 561,016,390 $ 566,047,730
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 2,656,605 $ 32,495,127
Dividends reinvested — 18,484,370
Cost of shares redeemed (84,899,072) (287,649,237)
Total Class Y Shares (82,242,467) (236,669,740)
Change in net assets from capital transactions $ (82,242,467) $ (236,669,740)
SHARE TRANSACTIONS:
Class Y Shares
Issued 306,851 3,748,667
Reinvested — 2,211,049
Redeemed (9,290,202) (32,895,825)
Total Class Y Shares (8,983,351) (26,936,109)
Total change in shares (8,983,351) (26,936,109)

1940 Act Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 51
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 13,903,581 $ 17,619,823 $ 8,112,850 $ 13,508,256
73,884,580 93,672,655 40,231,895 357,230,760
100,640,046 (60,872,859) 1,187,030 125,186,973
188,428,207 50,419,619 49,531,775 495,925,989
— (26,709,804) — (37,522,083)
— (26,709,804) — (37,522,083)
(478,437,277) 250,437,403 (7,901,203) (596,796,637)
(290,009,070) 274,147,218 41,630,572 (138,392,731)
1,021,458,501 747,311,283 2,040,123,831 2,178,516,562
$ 731,449,431 $ 1,021,458,501 $ 2,081,754,403 $ 2,040,123,831
$ 3,914,400 $ 461,852,042 $ 312,640,144 $ 11,152,136
— 26,709,804 — 37,522,083
(482,351,677) (238,124,443) (320,541,347) (645,470,856)
(478,437,277) 250,437,403 (7,901,203) (596,796,637)
$ (478,437,277) $ 250,437,403 $ (7,901,203) $ (596,796,637)
323,301 41,702,498 21,935,189 857,156
— 2,398,643 — 2,798,862
(41,116,469) (21,350,030) (24,122,121) (49,668,946)
(40,793,168) 22,751,111 (2,186,932) (46,012,928)
(40,793,168) 22,751,111 (2,186,932) (46,012,928)

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 1,024,995 $ 1,561,005
Net realized gains 701,130 54,997,513
Net change in unrealized appreciation/depreciation (4,536,335) (14,524,079)
Change in net assets resulting from operations (2,810,210) 42,034,439
Distributions to Shareholders From:
Distributable earnings:
Class Y — (1,461,042)
Change in net assets from shareholder distributions — (1,461,042)
Change in net assets from capital transactions 6,267,192 (73,030,873)
Change in net assets 3,456,982 (32,457,476)
Net Assets:
Beginning of period 192,337,238 224,794,714
End of period $ 195,794,220 $ 192,337,238
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 17,299,171 $ 1,913,497
Dividends reinvested — 1,461,042
Cost of shares redeemed (11,031,979) (76,405,412)
Total Class Y Shares 6,267,192 (73,030,873)
Change in net assets from capital transactions $ 6,267,192 $ (73,030,873)
SHARE TRANSACTIONS:
Class Y Shares
Issued 1,392,733 160,728
Reinvested — 111,748
Redeemed (944,396) (6,169,432)
Total Class Y Shares 448,337 (5,896,956)
Total change in shares 448,337 (5,896,956)

1940 Act Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 53
NVIT U.S. 130/30 Equity Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 1,353,980 $ 4,516,898
41,390,049 163,521,410
3,641,193 6,440,677
46,385,222 174,478,985
— (67,918,516)
— (67,918,516)
(35,096,271) 53,751,623
11,288,951 160,312,092
1,078,084,789 917,772,697
$ 1,089,373,740 $ 1,078,084,789
$ 50,593,186 $ 225,656,579
— 67,918,516
(85,689,457) (239,823,472)
(35,096,271) 53,751,623
$ (35,096,271) $ 53,751,623
4,007,056 17,719,456
— 5,994,573
(6,987,826) (19,906,061)
(2,980,770) 3,807,968
(2,980,770) 3,807,968

54 - Financial Highlights - June 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging Markets Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2025 (Unaudited) $ 8.53 $ 0.12 $ 1.13 $ 1.25 $ — $ — $ — $ 9.78 14.65% $ 561,016 1.00% 2.81% 1.00% 70.62%
12/31/2024 8.03 0.17 0.61 0.78 (0.28) — (0.28) 8.53 9.79% 566,048 1.00% 1.97% 1.00% 153.24%
12/31/2023 7.33 0.19 0.78 0.97 (0.27) — (0.27) 8.03 13.43% 749,325 0.99% 2.47% 0.99% 160.74%
12/31/2022 12.27 0.27 (2.54) (2.27) (0.41) (2.26) (2.67) 7.33 (18.86)% 440,867 0.98% 2.81% 0.98% 157.70%
12/31/2021 12.54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) 12.27 0.33% 536,099 0.98% 2.39% 0.98% 188.81%
12/31/2020(e) 10.00 0.02 2.52 2.54 — — — 12.54 25.40% 678,516 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through
December 31, 2020.

1940 Act Funds - June 30, 2025 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT GS International Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2025 (Unaudited) $ 10.58 $ 0.19 $ 2.35 $ 2.54 $ — $ — $ — $ 13.12 24.01% $ 731,449 0.81% 3.37% 0.81% 73.39%
12/31/2024 10.13 0.22 0.51 0.73 (0.28) — (0.28) 10.58 7.09% 1,021,459 0.79% 2.04% 0.79% 169.60%
12/31/2023 8.76 0.24 1.45 1.69 (0.32) — (0.32) 10.13 19.52% 747,311 0.80% 2.47% 0.80% 152.26%
12/31/2022 11.46 0.32 (2.02) (1.70) (0.48) (0.52) (1.00) 8.76 (14.29)% 780,568 0.77% 3.30% 0.77% 158.67%
12/31/2021 10.80 0.28 0.99 1.27 (0.61) — (0.61) 11.46 11.65% 1,190,973 0.76% 2.43% 0.76% 156.27%
12/31/2020 10.31 0.15 0.35 0.50 (0.01) — (0.01) 10.80 4.89%(e) 1,467,786 0.77% 1.59% 0.77% 163.28%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

56 - Financial Highlights - June 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Large Cap Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2025 (Unaudited) $ 13.97 $ 0.05 $ 0.45 $ 0.50 $ — $ — $ — $ 14.47 3.58% $ 2,081,754 0.58% 0.81% 0.58% 77.71%
12/31/2024 11.34 0.08 2.79 2.87 (0.09) (0.15) (0.24) 13.97 25.37% 2,040,124 0.58% 0.62% 0.58% 124.07%
12/31/2023 9.28 0.08 2.08 2.16 (0.10) — (0.10) 11.34 23.31% 2,178,517 0.57% 0.83% 0.57% 190.89%
12/31/2022 15.55 0.10 (3.06) (2.96) (0.11) (3.20) (3.31) 9.28 (19.64)%(e) 2,307,008 0.57% 0.85% 0.57% 203.75%
12/31/2021 12.26 0.10 3.57 3.67 (0.11) (0.27) (0.38) 15.55 30.06%(e) 3,044,622 0.57% 0.67% 0.57% 207.61%
12/31/2020 10.60 0.08 1.73 1.81 (0.09) (0.06) (0.15) 12.26 17.22% 2,713,154 0.58% 0.79% 0.58% 213.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

1940 Act Funds - June 30, 2025 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
NVIT GS Small Cap Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2025 (Unaudited) $ 12.52 $ 0.07 $ (0.20) $ (0.13) $ — $ — $ — $ 12.39 (1.04)% $ 195,794 0.80% 1.12% 0.80% 82.39%
12/31/2024 10.58 0.08 1.95 2.03 (0.09) — (0.09) 12.52 19.18% 192,337 0.78% 0.70% 0.78% 153.92%
12/31/2023 8.92 0.09 1.67 1.76 (0.10) — (0.10) 10.58 19.83% 224,795 0.75% 0.92% 0.75% 151.16%
12/31/2022 14.29 0.10 (2.87) (2.77) (0.08) (2.52) (2.60) 8.92 (19.68)% 226,448 0.75% 0.85% 0.75% 158.45%
12/31/2021 11.68 0.06 2.63 2.69 (0.08) — (0.08) 14.29 23.02% 297,076 0.77% 0.42% 0.77% 171.52%
12/31/2020 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) 11.68 7.81% 219,526 0.85% 0.57% 0.85% 147.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

58 - Financial Highlights - June 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2025 (Unaudited) $ 12.44 $ 0.02 $ 0.56 $ 0.58 $ — $ — $ — $ 13.02 4.66% $ 1,089,374 0.79% 0.27% 0.79% 63.90%
12/31/2024 11.08 0.06 2.25 2.31 — (0.95) (0.95) 12.44 21.64% 1,078,085 0.80% 0.48% 0.80% 98.83%
12/31/2023 12.90 0.08 2.86 2.94 (2.36) (2.40) (4.76) 11.08 26.17% 917,773 0.80% 0.66% 0.80% 71.61%
12/31/2022 16.63 0.11 0.10 0.21 (0.93) (3.01) (3.94) 12.90 1.64% 1,005,389 0.79% 0.69% 0.79% 113.42%
12/31/2021 12.22 0.08 4.33 4.41 — — — 16.63 36.09% 1,389,716 0.78% 0.56% 0.78% 102.12%
12/31/2020 10.49 0.07 1.66 1.73 — — — 12.22 16.49% 951,673 0.82% 0.69% 0.82% 74.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 59
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of GS International,
GS Large Cap, GS Small Cap and U.S. 130/30. Shares of GS Emerging Markets are held by other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

60 - Notes to Financial Statements - June 30, 2025 (Unaudited) - 1940 Act Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 61
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 4,854,423 $ 9,419,762 $ – $ 14,274,185
Automobiles – 7,252,883 – 7,252,883
Banks 23,865,146 79,410,715 – 103,275,861
Beverages 1,025,277 126,813 – 1,152,090
Biotechnology – 208,728 – 208,728
Broadline Retail 4,081,527 27,089,620 – 31,171,147
Capital Markets 467,475 7,522,408 – 7,989,883
Chemicals – 13,570,976 – 13,570,976
Construction & Engineering – 8,799,657 – 8,799,657
Construction Materials 780,109 787,646 – 1,567,755
Consumer Finance 563,680 2,063,724 – 2,627,404
Consumer Staples Distribution & Retail – 437,518 – 437,518
Diversified Consumer Services 2,642,083 310,056 – 2,952,139
Diversified REITs 449,485 274,910 – 724,395
Diversified Telecommunication Services – 4,143,802 – 4,143,802
Electric Utilities 2,066,440 2,742,174 – 4,808,614
Electrical Equipment – 2,301,348 – 2,301,348
Electronic Equipment, Instruments &
Components – 5,932,812 – 5,932,812
Entertainment 532,077 12,871,975 – 13,404,052
Financial Services – 7,650,607 – 7,650,607
Food Products 365,130 4,808,814 – 5,173,944
Gas Utilities – 337,472 – 337,472
Ground Transportation 766,085 – – 766,085
Health Care Providers & Services 962,900 96,970 – 1,059,870
Hotels, Restaurants & Leisure – 8,253,825 – 8,253,825
Household Durables 703,620 – – 703,620
Independent Power and Renewable
Electricity Producers – 1,596,446 – 1,596,446
Industrial Conglomerates – 3,476,445 – 3,476,445
Insurance – 31,334,080 – 31,334,080
Interactive Media & Services – 34,673,359 – 34,673,359
IT Services 7,864,596 7,544,960 – 15,409,556
Life Sciences Tools & Services – 200,944 – 200,944
Machinery – 18,341,126 – 18,341,126
Marine Transportation 105,893 805,711 – 911,604
Media – 1,255,628 – 1,255,628
Metals & Mining 6,841,076 17,407,765 – 24,248,841
Oil, Gas & Consumable Fuels 3,546,876 12,771,565 – 16,318,441
Passenger Airlines – 1,330,042 – 1,330,042
Pharmaceuticals 174,385 10,940,956 – 11,115,341
Real Estate Management & Development 245,052 3,410,876 – 3,655,928
Semiconductors & Semiconductor
Equipment 302,727 85,954,698 – 86,257,425
Software – 71,695 – 71,695
Specialty Retail 489,293 2,169,986 – 2,659,279
Technology Hardware, Storage &
Peripherals – 34,923,596 – 34,923,596
Textiles, Apparel & Luxury Goods – 1,964,072 – 1,964,072
Tobacco – 2,417,160 – 2,417,160
Transportation Infrastructure 1,495,017 2,361,443 – 3,856,460
Wireless Telecommunication Services – 7,243,301 – 7,243,301
Total Common Stocks $ 65,190,372 $ 488,611,069 $ – $ 553,801,441
Futures Contracts# 130,344 – – 130,344

62 - Notes to Financial Statements - June 30, 2025 (Unaudited) - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 8,934,785 $ – $ 8,934,785
Total $ 65,320,716 $ 497,545,854 $ – $ 562,866,570
GS International
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 38,891,607 $ – $ 38,891,607
Air Freight & Logistics – 3,529,361 – 3,529,361
Automobile Components – 17,826,617 – 17,826,617
Automobiles – 12,216,087 – 12,216,087
Banks – 85,740,139 – 85,740,139
Beverages – 6,324,001 – 6,324,001
Biotechnology – 3,216,005 – 3,216,005
Broadline Retail – 14,462,262 – 14,462,262
Building Products – 658,838 – 658,838
Capital Markets – 40,043,689 – 40,043,689
Chemicals – 20,497,790 – 20,497,790
Commercial Services & Supplies – 602,460 – 602,460
Communications Equipment – 7,105,886 – 7,105,886
Construction & Engineering – 7,481,934 – 7,481,934
Construction Materials – 4,156,389 – 4,156,389
Consumer Finance – 525,612 – 525,612
Consumer Staples Distribution & Retail – 11,179,179 – 11,179,179
Containers & Packaging – 581,968 – 581,968
Diversified REITs – 417,300 – 417,300
Diversified Telecommunication Services – 17,081,226 – 17,081,226
Electric Utilities – 5,358,532 – 5,358,532
Electrical Equipment – 30,047,477 – 30,047,477
Electronic Equipment, Instruments &
Components – 9,678,671 – 9,678,671
Energy Equipment & Services – 3,086,028 – 3,086,028
Entertainment – 885,127 – 885,127
Financial Services – 5,566,588 – 5,566,588
Food Products – 24,839,884 – 24,839,884
Ground Transportation – 3,420,067 – 3,420,067
Health Care Equipment & Supplies – 5,875,261 – 5,875,261
Health Care Providers & Services – 4,814,031 – 4,814,031
Health Care REITs – 253,930 – 253,930
Health Care Technology – 2,752,270 – 2,752,270
Hotels, Restaurants & Leisure 244,284 4,495,741 – 4,740,025
Household Durables – 1,806,617 – 1,806,617
Household Products – 3,683,968 – 3,683,968
Independent Power and Renewable
Electricity Producers – 834,961 – 834,961
Industrial Conglomerates – 8,186,885 – 8,186,885
Insurance – 56,938,283 – 56,938,283
Interactive Media & Services – 5,967,221 – 5,967,221
IT Services – 7,173,857 – 7,173,857
Leisure Products – 422,840 – 422,840
Life Sciences Tools & Services – 4,500,372 – 4,500,372
Machinery – 20,970,094 – 20,970,094
Marine Transportation – 3,707,343 – 3,707,343
Media – 210,258 – 210,258
Metals & Mining – 15,437,689 – 15,437,689
Multi-Utilities – 15,841,975 – 15,841,975
Office REITs – 1,013,701 – 1,013,701
Oil, Gas & Consumable Fuels 333,211 7,999,681 – 8,332,892

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 63
Level 1 Level 2 Level 3 Total
Assets:
Passenger Airlines $ – $ 6,569,424 $ – $ 6,569,424
Pharmaceuticals 15,479,362 45,539,728 – 61,019,090
Professional Services – 11,212,238 – 11,212,238
Real Estate Management & Development – 5,771,273 – 5,771,273
Retail REITs – 1,440,221 – 1,440,221
Semiconductors & Semiconductor
Equipment – 31,380,563 – 31,380,563
Software – 17,835,032 – 17,835,032
Specialty Retail – 2,914,578 – 2,914,578
Technology Hardware, Storage &
Peripherals – 880,892 – 880,892
Textiles, Apparel & Luxury Goods – 6,797,292 – 6,797,292
Tobacco – 9,589,496 – 9,589,496
Trading Companies & Distributors – 4,245,291 – 4,245,291
Transportation Infrastructure – 126,262 – 126,262
Wireless Telecommunication Services 1,123,596 5,035,599 – 6,159,195
Total Common Stocks $ 17,180,453 $ 697,645,591 $ – $ 714,826,044
Futures Contracts# 108,667 – – 108,667
Repurchase Agreements – 13,839,028 – 13,839,028
Total Assets $ 17,289,120 $ 711,484,619 $ – $ 728,773,739
Liabilities:
Futures Contracts# $ (8,261) $ – $ – $ (8,261)
Total Liabilities $ (8,261) $ – $ – $ (8,261)
Total $ 17,280,859 $ 711,484,619 $ – $ 728,765,478
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,051,959,322 $ – $ – $ 2,051,959,322
Futures Contracts# 441,885 – – 441,885
Repurchase Agreements – 56,307,375 – 56,307,375
Total $ 2,052,401,207 $ 56,307,375 $ – $ 2,108,708,582
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 191,852,829 $ – $ – $ 191,852,829
Futures Contracts# 103,888 – – 103,888
Repurchase Agreements – 26,423,137 – 26,423,137
Total $ 191,956,717 $ 26,423,137 $ – $ 218,379,854

64 - Notes to Financial Statements - June 30, 2025 (Unaudited) - 1940 Act Funds
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,062,735,938 $ – $ – $ 1,062,735,938
Total Return Swaps† – 4,763,226 – 4,763,226
Total Assets $ 1,062,735,938 $ 4,763,226 $ – $ 1,067,499,164
Liabilities:
Total Return Swaps† $ – $ (4,150,185) $ – $ (4,150,185)
Total Liabilities $ – $ (4,150,185) $ – $ (4,150,185)
Total $ 1,062,735,938 $ 613,041 $ – $ 1,063,348,979
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2025, GS Emerging Markets held four common stock investments that were categorized as Level 3 investments which were each valued at $0.

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 65
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund

66 - Notes to Financial Statements - June 30, 2025 (Unaudited) - 1940 Act Funds
records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2025:
GS Emerging Markets
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 130,344
Total $ 130,344
GS International
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 108,667
Total $ 108,667
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (8,261)
Total $ (8,261)
GS Large Cap
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 441,885
Total $ 441,885
GS Small Cap
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 103,888
Total $ 103,888
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 4,763,226
Total $ 4,763,226

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 67
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2025:
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ (4,150,185)
Total $ (4,150,185)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 704,692
Total $ 704,692
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (299,132)
Total $ (299,132)
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (990,877)
Total $ (990,877)
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (465,764)
Total $ (465,764)
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 16,223,909
Total $ 16,223,909
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Currency risk $ 259,530
Equity risk 130,344
Total $ 389,874
GS International
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 195,836
Total $ 195,836

68 - Notes to Financial Statements - June 30, 2025 (Unaudited) - 1940 Act Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
GS Large Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 441,885
Total $ 441,885
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 179,978
Total $ 179,978
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 2,791,543
Total $ 2,791,543
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 5,348,176
GS International
Futures Contracts:
Average Notional Balance Long $ 8,173,011
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 7,755,434
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 2,522,516
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 335,155,858
Average Notional Balance — Pays Float Rate $ (312,213,193)

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 69
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of June 30, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
The following tables set forth certain Funds' net exposure by counterparty for OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2025:
(f) Securities Lending
During the six months ended June 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 4,763,226 $ (4,141,076) $ — $ 622,150
Total $ 4,763,226 $ (4,141,076) $ — $ 622,150
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
(4,141,076) 4,141,076 — —
Total $ (4,141,076) $ 4,141,076 $ — $ —

70 - Notes to Financial Statements - June 30, 2025 (Unaudited) - 1940 Act Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
1
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
GS Emerging Markets $ 8,934,785
GS International 13,839,028
GS Large Cap 56,307,375
GS Small Cap 26,423,137

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 71
As of June 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $98,011,924, collateralized by U.S. Government
Treasury Securities, 4.88%, maturing 11/30/2025; total market value $99,960,053.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $139,383,070, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $142,153,358.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $142,017,354, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $144,840,000.
MetLife, Inc., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $55,006,722, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 11/15/2027 - 11/15/2045; total market value $56,129,310.
Pershing LLC, 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $247,030,188, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/7/2025 - 12/20/2073; total market value $251,940,757.
GS Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,934,785 $ – $ 3,934,785 $ (3,934,785) $ –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 8,934,785 $ – $ 8,934,785 $ (8,934,785) $ –
GS International
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 2,839,028 – 2,839,028 (2,839,028) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Total $ 13,839,028 $ – $ 13,839,028 $ (13,839,028) $ –

72 - Notes to Financial Statements - June 30, 2025 (Unaudited) - 1940 Act Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
GS Large Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 6,307,375 – 6,307,375 (6,307,375) –
Pershing LLC 48,000,000 – 48,000,000 (48,000,000) –
Total $ 56,307,375 $ – $ 56,307,375 $ (56,307,375) $ –
GS Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 7,423,137 – 7,423,137 (7,423,137) –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
MetLife, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Pershing LLC 9,000,000 – 9,000,000 (9,000,000) –
Total $ 26,423,137 $ – $ 26,423,137 $ (26,423,137) $ –
* As of June 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 73
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.

74 - Notes to Financial Statements - June 30, 2025 (Unaudited) - 1940 Act Funds
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2025, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Equity Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory Fee
Rate
GS Emerging Markets 0.92%
GS International 0.73
GS Large Cap 0.53
GS Small Cap 0.70
U.S. 130/30 0.74

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 75
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $743,418 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $10,333.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

76 - Notes to Financial Statements - June 30, 2025 (Unaudited) - 1940 Act Funds
5. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2025, the Funds did not recapture any brokerage commissions.
Fund Purchases Sales
GS Emerging Markets $ 387,081,224 $ 460,867,385
GS International 603,115,923 1,064,548,840
GS Large Cap 1,567,160,719 1,579,711,123
GS Small Cap 156,030,546 150,658,592
U.S. 130/30 646,669,748 657,859,542

1940 Act Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 77
10. Federal Tax Information
As of June 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 461,571,888 $ 111,716,225 $ (10,421,543) $ 101,294,682
GS International 595,595,597 138,176,505 (5,006,624) 133,169,881
GS Large Cap 1,567,410,234 584,272,955 (42,974,607) 541,298,348
GS Small Cap 208,004,931 22,593,899 (12,218,976) 10,374,923
U.S. 130/30 873,090,412 234,373,530 (44,114,963) 190,258,567

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-40 (8-25)

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 24
Statements of Operations 30
Statements of Changes in Net Assets 34
Financial Highlights 43
Notes to Financial Statements 50

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 92 .9%
Shares Value ($)
Aerospace & Defense 2 .1%
Axon Enterprise, Inc.*(a) 3,123 2,585,657
Boeing Co. (The)* 31,874 6,678,559
GE Aerospace 45,088 11,605,200
General Dynamics Corp. 10,703 3,121,637
Howmet Aerospace, Inc.(a) 17,083 3,179,659
Huntington Ingalls Industries,
Inc.(a) 1,814 438,008
L3Harris Technologies, Inc. 7,923 1,987,405
Lockheed Martin Corp. 8,836 4,092,305
Northrop Grumman Corp. 5,739 2,869,385
RTX Corp. 56,480 8,247,210
Textron, Inc. 7,705 618,635
TransDigm Group, Inc. 2,366 3,597,834
49,021,494
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc.
(a) 5,204 499,324
Expeditors International of
Washington, Inc.(a) 5,712 652,596
FedEx Corp. 9,346 2,124,439
United Parcel Service, Inc.,
Class B 31,505 3,180,115
6,456,474
Automobile Components 0 .0%
†
Aptiv plc* 8,971 612,002
Automobiles 1 .7%
Ford Motor Co. 167,749 1,820,077
General Motors Co. 40,753 2,005,455
Tesla, Inc.* 118,740 37,718,948
41,544,480
Banks 3 .3%
Bank of America Corp. 277,618 13,136,884
Citigroup, Inc. 79,172 6,739,120
Citizens Financial Group, Inc. 18,332 820,357
Fifth Third Bancorp(a) 28,183 1,159,167
Huntington Bancshares, Inc. 61,317 1,027,673
JPMorgan Chase & Co. 117,668 34,113,130
KeyCorp 41,566 724,080
M&T Bank Corp. 7,024 1,362,586
PNC Financial Services
Group, Inc. (The) 16,700 3,113,214
Regions Financial Corp. 38,223 899,005
Truist Financial Corp. 55,504 2,386,117
US Bancorp 65,798 2,977,359
Wells Fargo & Co. 137,758 11,037,171
79,495,863
Beverages 1 .0%
Brown-Forman Corp., Class
B(a) 7,579 203,951
Coca-Cola Co. (The) 163,907 11,596,420
Constellation Brands, Inc.,
Class A(a) 6,436 1,047,008
Keurig Dr Pepper, Inc. 56,897 1,881,015
Molson Coors Beverage Co.,
Class B(a) 7,761 373,227
Monster Beverage Corp.*(a) 29,473 1,846,189
PepsiCo, Inc. 58,354 7,705,062
24,652,872
Common Stocks
Shares Value ($)
Biotechnology 1 .5%
AbbVie, Inc. 75,048 13,930,410
Amgen, Inc. 22,803 6,366,826
Biogen, Inc.*(a) 6,072 762,582
Gilead Sciences, Inc.(a) 52,565 5,827,882
Incyte Corp.* 7,155 487,255
Moderna, Inc.*(a) 14,264 393,544
Regeneron Pharmaceuticals,
Inc. 4,356 2,286,900
Vertex Pharmaceuticals, Inc.* 10,831 4,821,961
34,877,360
Broadline Retail 3 .7%
Amazon.com, Inc.* 400,366 87,836,297
eBay, Inc. 19,479 1,450,406
89,286,703
Building Products 0 .5%
A O Smith Corp. 4,826 316,441
Allegion plc 3,569 514,364
Builders FirstSource, Inc.* 4,783 558,128
Carrier Global Corp. 34,061 2,492,924
Johnson Controls International
plc 27,843 2,940,778
Lennox International, Inc.(a) 1,341 768,715
Masco Corp. 8,892 572,289
Trane Technologies plc 9,460 4,137,899
12,301,538
Capital Markets 3 .2%
Ameriprise Financial, Inc. 4,058 2,165,876
Bank of New York Mellon
Corp. (The) 30,039 2,736,853
Blackrock, Inc. 6,205 6,510,596
Blackstone, Inc. 30,871 4,617,684
Cboe Global Markets, Inc. 4,530 1,056,441
Charles Schwab Corp. (The) 72,366 6,602,674
CME Group, Inc. 15,199 4,189,149
Coinbase Global, Inc., Class
A* 8,931 3,130,226
FactSet Research Systems,
Inc. 1,662 743,379
Franklin Resources, Inc. 12,909 307,880
Goldman Sachs Group, Inc.
(The) 13,056 9,240,384
Intercontinental Exchange, Inc. 24,234 4,446,212
Invesco Ltd. 18,349 289,364
KKR & Co., Inc. 28,967 3,853,480
MarketAxess Holdings, Inc. 1,454 324,736
Moody's Corp. 6,529 3,274,881
Morgan Stanley(a) 52,191 7,351,624
MSCI, Inc., Class A 3,272 1,887,093
Nasdaq, Inc. 17,397 1,555,640
Northern Trust Corp. 8,441 1,070,235
Raymond James Financial,
Inc. 7,667 1,175,888
S&P Global, Inc. 13,286 7,005,575
State Street Corp. 12,105 1,287,246
T. Rowe Price Group, Inc. 9,349 902,179
75,725,295
Chemicals 1 .1%
Air Products & Chemicals, Inc.
(a) 9,537 2,690,006
Albemarle Corp.(a) 4,758 298,184

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 6,717 617,964
Corteva, Inc. 28,915 2,155,035
Dow, Inc. 30,312 802,662
DuPont de Nemours, Inc. 18,019 1,235,923
Eastman Chemical Co. 4,736 353,590
Ecolab, Inc. 10,629 2,863,878
International Flavors &
Fragrances, Inc. 10,767 791,913
Linde plc 19,991 9,379,377
LyondellBasell Industries NV,
Class A(a) 11,297 653,644
Mosaic Co. (The) 14,024 511,596
PPG Industries, Inc. 9,695 1,102,806
Sherwin-Williams Co. (The) 9,773 3,355,657
26,812,235
Commercial Services & Supplies 0 .5%
Cintas Corp. 14,468 3,224,483
Copart, Inc.* 36,982 1,814,707
Republic Services, Inc., Class
A 8,562 2,111,475
Rollins, Inc. 12,151 685,559
Veralto Corp.(a) 10,324 1,042,208
Waste Management, Inc. 15,696 3,591,559
12,469,991
Communications Equipment 0 .9%
Arista Networks, Inc.* 43,570 4,457,647
Cisco Systems, Inc. 168,952 11,721,890
F5, Inc.* 2,418 711,666
Juniper Networks, Inc. 14,811 591,403
Motorola Solutions, Inc. 7,049 2,963,822
20,446,428
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 6,226 2,353,926
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 2,578 1,415,219
Vulcan Materials Co. 5,689 1,483,805
2,899,024
Consumer Finance 0 .6%
American Express Co.(a) 23,409 7,467,003
Capital One Financial Corp. 27,103 5,766,434
Synchrony Financial 16,027 1,069,642
14,303,079
Consumer Staples Distribution & Retail 1 .8%
Costco Wholesale Corp. 18,834 18,644,530
Dollar General Corp.(a) 9,248 1,057,786
Dollar Tree, Inc.* 8,750 866,600
Kroger Co. (The)(a) 26,344 1,889,655
Sysco Corp. 20,490 1,551,912
Target Corp. 19,318 1,905,721
Walgreens Boots Alliance, Inc.
(a) 28,446 326,560
Walmart, Inc. 182,969 17,890,709
44,133,473
Containers & Packaging 0 .2%
Amcor plc 92,823 853,043
Avery Dennison Corp.(a) 3,318 582,210
Ball Corp. 11,663 654,178
International Paper Co. 21,789 1,020,379
Packaging Corp. of America 3,729 702,730
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc 20,322 876,894
4,689,434
Distributors 0 .1%
Genuine Parts Co. 5,864 711,362
LKQ Corp. 10,896 403,261
Pool Corp.(a) 1,540 448,879
1,563,502
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 304,278 8,805,805
Verizon Communications, Inc.
(a) 178,552 7,725,945
16,531,750
Electric Utilities 1 .4%
Alliant Energy Corp. 10,601 641,043
American Electric Power Co.,
Inc. 22,490 2,333,562
Constellation Energy Corp. 13,339 4,305,296
Duke Energy Corp. 32,730 3,862,140
Edison International 16,329 842,576
Entergy Corp. 19,319 1,605,795
Evergy, Inc. 10,108 696,744
Eversource Energy 16,011 1,018,620
Exelon Corp. 42,330 1,837,969
FirstEnergy Corp. 21,471 864,422
NextEra Energy, Inc. 87,672 6,086,190
NRG Energy, Inc. 8,263 1,326,873
PG&E Corp.(a) 95,196 1,327,032
Pinnacle West Capital Corp. 5,238 468,644
PPL Corp.(a) 31,811 1,078,075
Southern Co. (The)(a) 46,687 4,287,267
Xcel Energy, Inc.(a) 24,757 1,685,952
34,268,200
Electrical Equipment 0 .8%
AMETEK, Inc. 9,734 1,761,465
Eaton Corp. plc 16,537 5,903,544
Emerson Electric Co. 23,784 3,171,121
GE Vernova, Inc. 11,548 6,110,624
Generac Holdings, Inc.*(a) 2,432 348,287
Hubbell, Inc., Class B(a) 2,260 923,006
Rockwell Automation, Inc. 4,736 1,573,157
19,791,204
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 51,081 5,044,249
CDW Corp. 5,755 1,027,786
Corning, Inc. 32,351 1,701,339
Jabil, Inc. 4,377 954,624
Keysight Technologies, Inc.* 7,212 1,181,758
Ralliant Corp.* 45 2,182
TE Connectivity plc 12,584 2,122,543
Teledyne Technologies, Inc.* 2,016 1,032,817
Trimble, Inc.* 9,981 758,356
Zebra Technologies Corp.,
Class A* 2,167 668,216
14,493,870
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 41,561 1,593,449
Halliburton Co. 36,137 736,472
Schlumberger NV(a) 57,869 1,955,972
4,285,893

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment 1 .7%
Electronic Arts, Inc. 9,652 1,541,425
Live Nation Entertainment,
Inc.*(a) 6,614 1,000,566
Netflix, Inc.* 18,007 24,113,714
Take-Two Interactive Software,
Inc.* 7,259 1,762,848
TKO Group Holdings, Inc.,
Class A 2,962 538,936
Walt Disney Co. (The) 76,429 9,477,960
Warner Bros Discovery,
Inc.*(a) 98,057 1,123,733
39,559,182
Financial Services 4 .0%
Apollo Global Management,
Inc. 19,177 2,720,641
Berkshire Hathaway, Inc.,
Class B* 77,701 37,744,815
Corpay, Inc.* 2,929 971,901
Fidelity National Information
Services, Inc.(a) 22,288 1,814,466
Fiserv, Inc.* 23,484 4,048,876
Global Payments, Inc.(a) 10,188 815,448
Jack Henry & Associates, Inc.
(a) 3,091 556,906
Mastercard, Inc., Class A 34,350 19,302,639
PayPal Holdings, Inc.* 41,120 3,056,038
Visa, Inc., Class A(a) 72,567 25,764,913
96,796,643
Food Products 0 .5%
Archer-Daniels-Midland Co. 20,609 1,087,743
Bunge Global SA 5,630 451,976
Campbell's Co. (The)(a) 8,592 263,345
Conagra Brands, Inc. 20,575 421,170
General Mills, Inc. 22,978 1,190,490
Hershey Co. (The) 6,364 1,056,106
Hormel Foods Corp. 12,154 367,659
J M Smucker Co. (The) 4,257 418,037
Kellanova 11,169 888,271
Kraft Heinz Co. (The) 37,588 970,522
Lamb Weston Holdings, Inc. 6,090 315,766
McCormick & Co., Inc.
(Non-Voting) 10,651 807,559
Mondelez International, Inc.,
Class A 54,558 3,679,392
Tyson Foods, Inc., Class A 12,567 702,998
12,621,034
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 6,837 1,053,650
Ground Transportation 0 .9%
CSX Corp.(a) 80,005 2,610,563
JB Hunt Transport Services,
Inc. 3,485 500,446
Norfolk Southern Corp. 9,551 2,444,769
Old Dominion Freight Line,
Inc.(a) 7,850 1,274,055
Uber Technologies, Inc.* 88,620 8,268,246
Union Pacific Corp.(a) 25,297 5,820,334
20,918,413
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 2 .2%
Abbott Laboratories 73,471 9,992,791
Align Technology, Inc.* 2,936 555,873
Baxter International, Inc. 22,080 668,582
Becton Dickinson & Co. 12,111 2,086,120
Boston Scientific Corp.*(a) 62,592 6,723,007
Cooper Cos., Inc. (The)* 8,980 639,017
Dexcom, Inc.*(a) 16,858 1,471,535
Edwards Lifesciences Corp.* 24,864 1,944,613
GE HealthCare Technologies,
Inc. 19,139 1,417,626
Hologic, Inc.* 9,205 599,798
IDEXX Laboratories, Inc.* 3,363 1,803,711
Insulet Corp.* 3,067 963,590
Intuitive Surgical, Inc.* 15,252 8,288,089
Medtronic plc 54,084 4,714,502
ResMed, Inc. 6,157 1,588,506
Solventum Corp.* 5,593 424,173
STERIS plc 4,256 1,022,376
Stryker Corp. 14,655 5,797,958
Zimmer Biomet Holdings, Inc.
(a) 8,575 782,126
51,483,993
Health Care Providers & Services 1 .7%
Cardinal Health, Inc. 10,129 1,701,672
Cencora, Inc. 7,279 2,182,608
Centene Corp.* 21,432 1,163,329
Cigna Group (The) 11,351 3,752,414
CVS Health Corp.(a) 53,812 3,711,952
DaVita, Inc.* 1,840 262,108
Elevance Health, Inc.(a) 9,611 3,738,295
HCA Healthcare, Inc.(a) 7,409 2,838,388
Henry Schein, Inc.*(a) 5,302 387,311
Humana, Inc. 5,017 1,226,556
Labcorp Holdings, Inc. 3,465 909,597
McKesson Corp. 5,286 3,873,475
Molina Healthcare, Inc.* 2,414 719,131
Quest Diagnostics, Inc. 4,614 828,813
UnitedHealth Group, Inc. 38,382 11,974,032
Universal Health Services,
Inc., Class B 2,317 419,724
39,689,405
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc.(a) 6,296 457,279
Healthpeak Properties, Inc.(a) 30,797 539,255
Ventas, Inc. 19,508 1,231,930
Welltower, Inc. 26,127 4,016,504
6,244,968
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 29,994 460,708
Hotels, Restaurants & Leisure 2 .0%
Airbnb, Inc., Class A* 18,258 2,416,264
Booking Holdings, Inc. 1,384 8,012,308
Caesars Entertainment, Inc.* 8,678 246,368
Carnival Corp.*(a) 44,193 1,242,707
Chipotle Mexican Grill, Inc.,
Class A* 57,165 3,209,815
Darden Restaurants, Inc. 4,896 1,067,181
Domino's Pizza, Inc.(a) 1,427 643,006
DoorDash, Inc., Class A* 14,504 3,575,381

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Expedia Group, Inc.(a) 5,092 858,919
Hilton Worldwide Holdings,
Inc.(a) 10,224 2,723,060
Las Vegas Sands Corp.(a) 14,335 623,716
Marriott International, Inc.,
Class A 9,651 2,636,750
McDonald's Corp. 30,226 8,831,130
MGM Resorts International* 8,860 304,695
Norwegian Cruise Line
Holdings Ltd.*(a) 19,961 404,809
Royal Caribbean Cruises Ltd.
(a) 10,609 3,322,102
Starbucks Corp. 48,369 4,432,052
Wynn Resorts Ltd.(a) 3,705 347,047
Yum! Brands, Inc. 11,737 1,739,189
46,636,499
Household Durables 0 .3%
DR Horton, Inc. 11,614 1,497,277
Garmin Ltd. 6,405 1,336,851
Lennar Corp., Class A(a) 9,665 1,069,046
Mohawk Industries, Inc.* 2,118 222,051
NVR, Inc.* 129 952,750
PulteGroup, Inc. 8,597 906,640
5,984,615
Household Products 0 .9%
Church & Dwight Co., Inc. 10,648 1,023,379
Clorox Co. (The)(a) 5,151 618,481
Colgate-Palmolive Co. 34,229 3,111,416
Kimberly-Clark Corp. 13,981 1,802,430
Procter & Gamble Co. (The) 99,168 15,799,446
22,355,152
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The)(a) 29,726 312,718
Vistra Corp. 14,350 2,781,173
3,093,891
Industrial Conglomerates 0 .4%
3M Co.(a) 22,898 3,485,991
Honeywell International, Inc. 27,235 6,342,487
9,828,478
Industrial REITs 0 .2%
Prologis, Inc.(a) 39,492 4,151,399
Insurance 1 .9%
Aflac, Inc. 20,877 2,201,688
Allstate Corp. (The) 11,177 2,250,042
American International Group,
Inc. 24,520 2,098,667
Aon plc, Class A 9,122 3,254,365
Arch Capital Group Ltd. 15,707 1,430,122
Arthur J Gallagher & Co. 10,863 3,477,464
Assurant, Inc. 2,104 415,519
Brown & Brown, Inc.(a) 11,876 1,316,692
Chubb Ltd. 15,951 4,621,324
Cincinnati Financial Corp. 6,484 965,597
Erie Indemnity Co., Class A(a) 1,031 357,540
Everest Group Ltd. 1,879 638,578
Globe Life, Inc. 3,460 430,043
Hartford Insurance Group, Inc.
(The) 12,065 1,530,687
Common Stocks
Shares Value ($)
Insurance
Loews Corp.(a) 7,312 670,218
Marsh & McLennan Cos., Inc. 21,021 4,596,031
MetLife, Inc. 23,865 1,919,223
Principal Financial Group, Inc.
(a) 8,706 691,518
Progressive Corp. (The) 24,960 6,660,826
Prudential Financial, Inc. 14,863 1,596,881
Travelers Cos., Inc. (The) 9,563 2,558,485
W R Berkley Corp. 13,021 956,653
Willis Towers Watson plc(a) 4,162 1,275,653
45,913,816
Interactive Media & Services 6 .1%
Alphabet, Inc., Class A 246,613 43,460,609
Alphabet, Inc., Class C 198,825 35,269,567
Match Group, Inc.(a) 10,371 320,360
Meta Platforms, Inc., Class A 91,999 67,903,542
146,954,078
IT Services 1 .1%
Accenture plc, Class A 26,518 7,925,965
Akamai Technologies, Inc.* 6,255 498,899
Cognizant Technology
Solutions Corp., Class A 20,797 1,622,790
EPAM Systems, Inc.*(a) 2,542 449,476
Gartner, Inc.* 3,216 1,299,971
GoDaddy, Inc., Class A* 6,211 1,118,353
International Business
Machines Corp. 39,442 11,626,713
VeriSign, Inc. 3,400 981,920
25,524,087
Leisure Products 0 .0%
†
Hasbro, Inc.(a) 5,813 429,116
Life Sciences Tools & Services 0 .8%
Agilent Technologies, Inc. 12,296 1,451,051
Bio-Techne Corp. 6,442 331,441
Charles River Laboratories
International, Inc.* 2,094 317,723
Danaher Corp. 26,994 5,332,395
IQVIA Holdings, Inc.*(a) 6,938 1,093,360
Mettler-Toledo International,
Inc.* 871 1,023,181
Revvity, Inc. 4,954 479,151
Thermo Fisher Scientific, Inc. 16,027 6,498,307
Waters Corp.*(a) 2,504 873,996
West Pharmaceutical
Services, Inc. 2,963 648,304
18,048,909
Machinery 1 .4%
Caterpillar, Inc. 19,984 7,757,989
Cummins, Inc. 5,799 1,899,172
Deere & Co. 10,683 5,432,199
Dover Corp. 5,913 1,083,439
Fortive Corp. 14,085 734,251
IDEX Corp. 3,321 583,068
Illinois Tool Works, Inc. 11,265 2,785,271
Ingersoll Rand, Inc. 16,860 1,402,415
Nordson Corp.(a) 2,255 483,404
Otis Worldwide Corp. 16,642 1,647,891
PACCAR, Inc. 22,118 2,102,537
Parker-Hannifin Corp.(a) 5,431 3,793,391
Pentair plc 6,950 713,487

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Machinery
Snap-on, Inc. 2,180 678,372
Stanley Black & Decker, Inc. 7,109 481,635
Westinghouse Air Brake
Technologies Corp. 7,158 1,498,527
Xylem, Inc. 10,658 1,378,719
34,455,767
Media 0 .4%
Charter Communications, Inc.,
Class A* 4,049 1,655,272
Comcast Corp., Class A(a) 157,856 5,633,880
Fox Corp., Class A 8,860 496,514
Fox Corp., Class B 5,758 297,286
Interpublic Group of Cos., Inc.
(The) 14,933 365,560
News Corp., Class A 15,654 465,237
News Corp., Class B 4,547 156,007
Omnicom Group, Inc. 8,101 582,786
Paramount Global, Class B 25,553 329,634
9,982,176
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 60,613 2,627,574
Newmont Corp. 47,259 2,753,309
Nucor Corp.(a) 9,743 1,262,108
Steel Dynamics, Inc.(a) 5,861 750,267
7,393,258
Multi-Utilities 0 .6%
Ameren Corp. 11,221 1,077,665
CenterPoint Energy, Inc. 27,293 1,002,745
CMS Energy Corp.(a) 12,873 891,841
Consolidated Edison, Inc.(a) 14,993 1,504,548
Dominion Energy, Inc. 36,189 2,045,402
DTE Energy Co. 8,678 1,149,488
NiSource, Inc. 19,612 791,148
Public Service Enterprise
Group, Inc. 20,930 1,761,887
Sempra 27,440 2,079,129
WEC Energy Group, Inc.(a) 13,274 1,383,151
13,687,004
Office REITs 0 .0%
†
BXP, Inc.(a) 6,304 425,331
Oil, Gas & Consumable Fuels 2 .6%
APA Corp.(a) 15,636 285,982
Chevron Corp.(a) 68,978 9,876,960
ConocoPhillips 53,373 4,789,693
Coterra Energy, Inc. 32,267 818,936
Devon Energy Corp. 27,065 860,938
Diamondback Energy, Inc. 7,765 1,066,911
EOG Resources, Inc. 23,382 2,796,721
EQT Corp. 25,167 1,467,739
Expand Energy Corp. 9,060 1,059,476
Exxon Mobil Corp. 182,684 19,693,335
Hess Corp. 11,598 1,606,787
Kinder Morgan, Inc. 81,535 2,397,129
Marathon Petroleum Corp. 13,060 2,169,397
Occidental Petroleum Corp. 30,647 1,287,480
ONEOK, Inc. 26,169 2,136,176
Phillips 66 17,419 2,078,087
Targa Resources Corp. 9,153 1,593,354
Texas Pacific Land Corp.(a) 822 868,353
Valero Energy Corp. 13,504 1,815,208
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 51,415 3,229,376
61,898,038
Passenger Airlines 0 .1%
Delta Air Lines, Inc. 27,753 1,364,892
Southwest Airlines Co.(a) 23,340 757,150
United Airlines Holdings, Inc.* 14,235 1,133,533
3,255,575
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A(a) 9,638 778,751
Kenvue, Inc. 80,823 1,691,625
2,470,376
Pharmaceuticals 2 .6%
Bristol-Myers Squibb Co. 86,452 4,001,863
Eli Lilly & Co. 33,371 26,013,696
Johnson & Johnson 101,820 15,553,005
Merck & Co., Inc. 106,166 8,404,100
Pfizer, Inc. 240,765 5,836,144
Viatris, Inc. 46,363 414,021
Zoetis, Inc., Class A(a) 18,887 2,945,428
63,168,257
Professional Services 0 .6%
Automatic Data Processing,
Inc. 17,161 5,292,453
Broadridge Financial
Solutions, Inc. 4,909 1,193,034
Dayforce, Inc.*(a) 6,651 368,399
Equifax, Inc. 5,190 1,346,130
Jacobs Solutions, Inc. 5,048 663,560
Leidos Holdings, Inc. 5,483 864,998
Paychex, Inc.(a) 13,516 1,966,037
Paycom Software, Inc.(a) 2,110 488,254
Verisk Analytics, Inc., Class A 5,956 1,855,294
14,038,159
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 12,422 1,740,571
CoStar Group, Inc.*(a) 18,123 1,457,089
3,197,660
Residential REITs 0 .2%
AvalonBay Communities, Inc.
(a) 6,119 1,245,217
Camden Property Trust 4,541 511,725
Equity Residential 14,343 968,009
Essex Property Trust, Inc.(a) 2,769 784,735
Invitation Homes, Inc. 23,663 776,146
Mid-America Apartment
Communities, Inc.(a) 4,861 719,477
UDR, Inc. 12,968 529,483
5,534,792
Retail REITs 0 .2%
Federal Realty Investment
Trust 3,176 301,688
Kimco Realty Corp. 28,138 591,461
Realty Income Corp. 38,878 2,239,762
Regency Centers Corp.(a) 6,976 496,900
Simon Property Group, Inc. 12,936 2,079,591
5,709,402

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2025 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 11 .8%
Advanced Micro Devices,
Inc.*(a) 68,716 9,750,800
Analog Devices, Inc. 20,925 4,980,569
Applied Materials, Inc. 34,278 6,275,273
Broadcom, Inc. 199,237 54,919,679
Enphase Energy, Inc.*(a) 5,492 217,758
First Solar, Inc.* 4,664 772,079
Intel Corp. 184,755 4,138,512
KLA Corp. 5,631 5,043,912
Lam Research Corp. 54,142 5,270,182
Microchip Technology, Inc. 23,154 1,629,347
Micron Technology, Inc. 47,364 5,837,613
Monolithic Power Systems,
Inc.(a) 2,067 1,511,762
NVIDIA Corp. 1,033,381 163,263,864
NXP Semiconductors NV 10,823 2,364,717
ON Semiconductor Corp.* 17,491 916,703
QUALCOMM, Inc. 46,373 7,385,364
Skyworks Solutions, Inc. 6,044 450,399
Teradyne, Inc. 6,752 607,140
Texas Instruments, Inc. 38,396 7,971,778
283,307,451
Software 10 .6%
Adobe, Inc.* 18,072 6,991,695
ANSYS, Inc.* 3,688 1,295,299
Autodesk, Inc.* 9,068 2,807,181
Cadence Design Systems,
Inc.* 11,568 3,564,679
Crowdstrike Holdings, Inc.,
Class A* 10,523 5,359,469
Fair Isaac Corp.* 1,030 1,882,799
Fortinet, Inc.* 26,832 2,836,679
Gen Digital, Inc. 23,711 697,103
Intuit, Inc. 11,863 9,343,655
Microsoft Corp. 314,941 156,654,803
Oracle Corp. 69,034 15,092,904
Palantir Technologies, Inc.,
Class A* 89,956 12,262,802
Palo Alto Networks, Inc.*(a) 27,926 5,714,777
PTC, Inc.* 5,260 906,508
Roper Technologies, Inc. 4,523 2,563,817
Salesforce, Inc. 40,773 11,118,389
ServiceNow, Inc.* 8,738 8,983,363
Synopsys, Inc.*(a) 6,520 3,342,674
Tyler Technologies, Inc.* 1,844 1,093,197
Workday, Inc., Class A* 9,201 2,208,240
254,720,033
Specialized REITs 0 .8%
American Tower Corp. 19,908 4,400,066
Crown Castle, Inc. 18,735 1,924,647
Digital Realty Trust, Inc. 13,347 2,326,782
Equinix, Inc. 4,153 3,303,587
Extra Space Storage, Inc. 8,846 1,304,254
Iron Mountain, Inc.(a) 12,248 1,256,277
Public Storage 6,647 1,950,363
SBA Communications Corp.,
Class A 4,468 1,049,265
VICI Properties, Inc., Class A 44,100 1,437,660
Weyerhaeuser Co. 30,179 775,299
19,728,200
Common Stocks
Shares Value ($)
Specialty Retail 1 .6%
AutoZone, Inc.* 708 2,628,259
Best Buy Co., Inc. 8,054 540,665
CarMax, Inc.*(a) 6,275 421,743
Home Depot, Inc. (The) 42,200 15,472,208
Lowe's Cos., Inc. 23,619 5,240,347
O'Reilly Automotive, Inc.* 36,360 3,277,127
Ross Stores, Inc. 13,916 1,775,403
TJX Cos., Inc. (The) 47,415 5,855,278
Tractor Supply Co. 22,180 1,170,439
Ulta Beauty, Inc.* 1,844 862,660
Williams-Sonoma, Inc. 5,065 827,469
38,071,598
Technology Hardware, Storage & Peripherals 5 .8%
Apple, Inc. 632,880 129,847,990
Dell Technologies, Inc., Class
C 12,662 1,552,361
Hewlett Packard Enterprise
Co. 54,868 1,122,050
HP, Inc. 40,415 988,551
NetApp, Inc. 8,862 944,246
Seagate Technology Holdings
plc(a) 8,873 1,280,640
Super Micro Computer, Inc.*(a) 21,966 1,076,554
Western Digital Corp. 14,671 938,797
137,751,189
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.* 6,352 654,701
Lululemon Athletica, Inc.* 4,693 1,114,963
NIKE, Inc., Class B 49,822 3,539,355
Ralph Lauren Corp., Class A 1,784 489,315
Tapestry, Inc. 9,148 803,286
6,601,620
Tobacco 0 .7%
Altria Group, Inc. 71,484 4,191,107
Philip Morris International, Inc. 65,813 11,986,522
16,177,629
Trading Companies & Distributors 0 .3%
Fastenal Co. 48,368 2,031,456
United Rentals, Inc. 2,755 2,075,617
WW Grainger, Inc. 1,869 1,944,209
6,051,282
Water Utilities 0 .1%
American Water Works Co.,
Inc. 8,414 1,170,471
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 20,226 4,819,047
Total Common Stocks
(cost $1,000,627,308) 2,224,378,441

8 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options 0 .6%
Number of
Contracts Value ($)
Call Options 0 .6%
Future Equity Index Options: 0.6%
S&P 500 E-Mini Index
8/15/2025 at USD 6,050.00,
European Style
Notional Amount: USD
241,394,750
Exchange Traded
*
772 10,296,550
S&P 500 E-Mini Index
9/19/2025 at USD 6,375.00,
American Style
Notional Amount: USD
241,082,063
Exchange Traded
*
771 3,961,013
Total Purchased Options
(cost $5,662,867) 14,257,563
Short-Term Investment 3 .0%
Shares
U.S. Treasury Obligation 3.0%
U.S. Treasury Bills, 4.25%,
8/7/2025(a) 73,000,000 72,681,085
Total Short-Term Investment
(cost $72,686,875) 72,681,085
Repurchase Agreements 6 .5%
Principal
Amount ($)
Bank of America NA,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,217,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025;
total market value
$10,200,005.(b)(c) 10,000,000 10,000,000
BNP Paribas Securities
Corp.,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $20,002,428,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054;
total market value
$20,400,000.(b)(c) 20,000,000 20,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $6,567,630,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$6,698,164.(b)(c) 6,566,828 6,566,828
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,222,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Citi Global Market, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $70,008,517,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.38% - 4.00%, maturing
1/31/2026 - 6/30/2028;
total market value
$71,400,014.(b)(c) 70,000,000 70,000,000
ING Financial Services LLC,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,214,
collateralized by U.S.
Government Agency
Securities, ranging from
4.00% - 6.00%, maturing
9/1/2047 - 5/1/2055;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
MetLife, Inc.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $18,002,200,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $18,369,592.(b)(c) 18,000,000 18,000,000

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2025 (Unaudited) - Statement of Investments - 9
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,222,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $10,200,031.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $154,566,828) 154,566,828
Total Investments
(cost $1,233,543,878) — 103.0% 2,465,883,917
Liabilities in excess of other assets — (3.0)% (71,393,717)
NET ASSETS — 100.0%
$ 2,394,490,200
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $198,967,944, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $154,566,828 and by $47,063,144 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $201,629,972.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $154,566,828.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 2,340 9/2025 USD 270,196,875 9,584,031
Total long contracts 9,584,031
Short Contracts
S&P 500 E-Mini Index (21) 9/2025 USD (6,566,437) (26,845)
Total short contracts (26,845)
Net contracts 9,557,186
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 89 .7%
Shares Value ($)
Aerospace & Defense 3 .5%
Howmet Aerospace, Inc.(a) 20,808 3,872,993
L3Harris Technologies, Inc. 60,924 15,282,176
19,155,169
Automobiles 0 .5%
Ford Motor Co. 229,480 2,489,858
Banks 8 .4%
Bank of America Corp. 312,570 14,790,813
First Horizon Corp. 357,951 7,588,561
JPMorgan Chase & Co. 79,800 23,134,818
45,514,192
Biotechnology 0 .5%
Gilead Sciences, Inc. 23,446 2,599,458
Building Products 1 .7%
Carlisle Cos., Inc.(a) 12,861 4,802,297
Johnson Controls International
plc 43,072 4,549,265
9,351,562
Capital Markets 5 .1%
Charles Schwab Corp. (The) 68,497 6,249,666
CME Group, Inc. 11,779 3,246,528
Goldman Sachs Group, Inc.
(The) 13,895 9,834,186
Intercontinental Exchange, Inc. 29,405 5,394,935
Morgan Stanley 22,996 3,239,217
27,964,532
Chemicals 0 .1%
Mosaic Co. (The) 12,668 462,129
Communications Equipment 3 .7%
Cisco Systems, Inc. 288,662 20,027,370
Construction Materials 1 .9%
CRH plc 109,823 10,081,751
Consumer Finance 2 .1%
Capital One Financial Corp. 54,892 11,678,822
Containers & Packaging 2 .8%
Crown Holdings, Inc.(a) 48,530 4,997,620
International Paper Co.(a) 215,998 10,115,186
15,112,806
Diversified Telecommunication Services 3 .1%
AT&T, Inc. 573,972 16,610,750
Electric Utilities 0 .7%
Constellation Energy Corp. 12,121 3,912,174
Electrical Equipment 3 .6%
AMETEK, Inc. 32,247 5,835,417
GE Vernova, Inc. 5,049 2,671,678
Hubbell, Inc., Class B(a) 26,789 10,940,896
19,447,991
Electronic Equipment, Instruments & Components 1 .2%
TE Connectivity plc 38,591 6,509,144
Entertainment 1 .4%
Walt Disney Co. (The) 62,903 7,800,601
Financial Services 4 .2%
Berkshire Hathaway, Inc.,
Class B* 36,750 17,852,048
Voya Financial, Inc. 67,623 4,801,233
22,653,281
Common Stocks
Shares Value ($)
Ground Transportation 1 .8%
CSX Corp. 298,550 9,741,686
Health Care Equipment & Supplies 4 .6%
Alcon AG CHF(a) 79,390 7,008,549
Baxter International, Inc. 146,637 4,440,168
Medtronic plc 154,369 13,456,346
24,905,063
Health Care Providers & Services 2 .6%
Labcorp Holdings, Inc. 22,355 5,868,411
UnitedHealth Group, Inc. 27,426 8,556,089
14,424,500
Hotels, Restaurants & Leisure 3 .0%
Las Vegas Sands Corp.(a) 148,295 6,452,316
Royal Caribbean Cruises Ltd.
(a) 32,023 10,027,682
16,479,998
Industrial Conglomerates 1 .2%
3M Co. 16,647 2,534,339
Honeywell International, Inc. 16,101 3,749,601
6,283,940
Insurance 7 .6%
American International Group,
Inc. 113,867 9,745,877
Aon plc, Class A 28,586 10,198,341
Assurant, Inc. 65,359 12,907,749
MetLife, Inc. 60,879 4,895,889
RenaissanceRe Holdings Ltd. 15,032 3,651,273
41,399,129
IT Services 1 .1%
International Business
Machines Corp. 19,421 5,724,922
Life Sciences Tools & Services 1 .6%
Danaher Corp. 43,482 8,589,434
Media 0 .6%
Omnicom Group, Inc. 42,936 3,088,816
Metals & Mining 1 .9%
Freeport-McMoRan, Inc. 148,024 6,416,840
Newmont Corp. 68,202 3,973,449
10,390,289
Multi-Utilities 0 .9%
Dominion Energy, Inc. 83,643 4,727,502
Oil, Gas & Consumable Fuels 7 .9%
Diamondback Energy, Inc. 30,587 4,202,654
EQT Corp. 88,260 5,147,323
Exxon Mobil Corp. 94,536 10,190,981
Hess Corp. 17,898 2,479,589
Marathon Petroleum Corp. 50,281 8,352,177
Permian Resources Corp.,
Class A(a) 319,518 4,351,835
Phillips 66 70,317 8,388,818
43,113,377
Passenger Airlines 0 .7%
Delta Air Lines, Inc. 77,401 3,806,581
Personal Care Products 0 .5%
Estee Lauder Cos., Inc. (The),
Class A 9,961 804,849

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - June 30, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Personal Care Products
Kenvue, Inc. 101,131 2,116,672
2,921,521
Pharmaceuticals 3 .7%
Bristol-Myers Squibb Co. 75,365 3,488,646
Johnson & Johnson 107,249 16,382,285
19,870,931
Semiconductors & Semiconductor Equipment 1 .1%
Applied Materials, Inc. 33,418 6,117,833
Software 1 .2%
Dolby Laboratories, Inc., Class
A 87,737 6,515,350
Specialized REITs 0 .9%
Weyerhaeuser Co. 200,216 5,143,549
Tobacco 1 .3%
Philip Morris International, Inc. 39,979 7,281,375
Trading Companies & Distributors 1 .0%
Ferguson Enterprises, Inc. 26,091 5,681,315
Total Common Stocks
(cost $375,361,782) 487,578,701
Purchased Options 0 .6%
Number of
Contracts
Call Options 0 .6%
Future Equity Index Options: 0.6%
S&P 500 E-Mini Index
8/15/2025 at USD 6,050.00,
European Style
Notional Amount: USD
56,596,438
Exchange Traded
*
181 2,414,087
S&P 500 E-Mini Index
9/19/2025 at USD 6,375.00,
American Style
Notional Amount: USD
56,596,438
Exchange Traded
*
181 929,888
Total Purchased Options
(cost $1,328,429) 3,343,975
Short-Term Investment 4 .0%
Shares
U.S. Treasury Obligation 4.0%
U.S. Treasury Bills, 4.25%,
8/7/2025(a) 22,000,000 21,903,888
Total Short-Term Investment
(cost $21,905,939) 21,903,888
Repurchase Agreements 8 .0%
Principal
Amount ($) Value ($)
Bank of America NA,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $12,001,460,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025;
total market value
$12,240,006.(b)(c) 12,000,000 12,000,000
BNP Paribas Securities
Corp.,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,000,607,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $6,422,441,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$6,550,089.(b)(c) 6,421,656 6,421,656
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $15,001,833,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$15,300,000.(b)(c) 15,000,000 15,000,000
MetLife, Inc.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $1,000,122,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $1,020,533.(b)(c) 1,000,000 1,000,000

12 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $4,000,489,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $4,080,012.(b)(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $43,421,656) 43,421,656
Total Investments
(cost $442,017,806) — 102.3% 556,248,220
Liabilities in excess of other assets — (2.3)% (12,497,455)
NET ASSETS — 100.0%
$ 543,750,765
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $61,025,501, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $43,421,656 and by $18,495,136 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
7/15/2025 - 5/15/2054, a total value of $61,916,792.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $43,421,656.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
CHF Switzerland Franc
USD United States Dollar
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 464 9/2025 USD 44,657,679 1,130,062
U.S. Treasury Long Bond 536 9/2025 USD 61,891,250 2,195,316
Total long contracts 3,325,378
Short Contracts
S&P 500 E-Mini Index (152) 9/2025 USD (47,528,500) (931,441)
Total short contracts (931,441)
Net contracts 2,393,937
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Digital Evolution Strategy Fund - June 30, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks 97 .4%
Shares Value ($)
Broadline Retail 2 .2%
Amazon.com, Inc.* 1,493 327,549
Communications Equipment 3 .6%
Arista Networks, Inc.* 981 100,366
Cisco Systems, Inc. 6,139 425,924
526,290
Electronic Equipment, Instruments & Components 2 .6%
Celestica, Inc.* 881 137,533
Coherent Corp.* 2,674 238,547
376,080
Entertainment 2 .2%
Spotify Technology SA* 198 151,933
Take-Two Interactive Software,
Inc.* 697 169,267
321,200
Financial Services 1 .7%
Toast, Inc., Class A* 5,551 245,854
Hotels, Restaurants & Leisure 1 .0%
DoorDash, Inc., Class A* 609 150,125
Interactive Media & Services 16 .8%
Alphabet, Inc., Class A 4,192 738,756
Meta Platforms, Inc., Class A 1,894 1,397,943
Pinterest, Inc., Class A* 4,854 174,064
ZoomInfo Technologies, Inc.,
Class A* 14,000 141,680
2,452,443
IT Services 9 .2%
CoreWeave, Inc., Class A*(a) 854 139,253
Infosys Ltd., ADR-IN 6,446 119,444
International Business
Machines Corp. 1,184 349,020
MongoDB, Inc., Class A* 1,100 230,989
Shopify, Inc., Class A* 2,065 238,198
Snowflake, Inc., Class A* 1,204 269,419
1,346,323
Semiconductors & Semiconductor Equipment 26 .9%
Advanced Micro Devices, Inc.* 803 113,946
ASML Holding NV
(Registered), ADR-NL 210 168,292
Astera Labs, Inc.* 1,260 113,929
Broadcom, Inc. 2,485 684,990
Marvell Technology, Inc. 2,298 177,865
Microchip Technology, Inc. 4,164 293,021
Micron Technology, Inc. 3,232 398,344
NVIDIA Corp. 9,235 1,459,038
ON Semiconductor Corp.* 4,238 222,113
Texas Instruments, Inc. 1,426 296,066
3,927,604
Software 24 .7%
Adobe, Inc.* 891 344,710
AppLovin Corp., Class A* 685 239,805
Crowdstrike Holdings, Inc.,
Class A* 556 283,176
Dynatrace, Inc.* 3,749 206,982
Guidewire Software, Inc.* 540 127,143
Klaviyo, Inc., Class A* 2,888 96,979
Microsoft Corp. 2,778 1,381,805
Monday.com Ltd.* 258 81,136
Oracle Corp. 1,444 315,702
Common Stocks
Shares Value ($)
Software
Palantir Technologies, Inc.,
Class A* 907 123,642
Salesforce, Inc. 1,537 419,125
3,620,205
Technology Hardware, Storage & Peripherals 6 .5%
Apple, Inc. 3,770 773,491
Seagate Technology Holdings
plc 1,211 174,784
948,275
Total Common Stocks
(cost $9,515,743) 14,241,948
Repurchase Agreement 0 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $131,596,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$134,211.(b)(c) 131,580 131,580
Total Repurchase Agreement
(cost $131,580) 131,580
Total Investments
(cost $9,647,323) — 98.3% 14,373,528
Other assets in excess of liabilities — 1.7% 251,157
NET ASSETS — 100.0%
$ 14,624,685

14 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June
30, 2025 was $132,405, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $131,580 and by $979 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 6.13%, and maturity dates ranging from 7/15/2025 -
5/15/2054, a total value of $132,559.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $131,580.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
IN India
NL Netherlands
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Innovators Fund - June 30, 2025 (Unaudited) - Statement of Investments - 15
Common Stocks 98 .3%
Shares Value ($)
Aerospace & Defense 1 .6%
Boeing Co. (The)* 646 135,356
Beverages 2 .6%
Celsius Holdings, Inc.* 2,836 131,562
PepsiCo, Inc. 646 85,298
216,860
Biotechnology 1 .5%
Insmed, Inc.* 650 65,416
Natera, Inc.* 359 60,650
126,066
Broadline Retail 6 .9%
Amazon.com, Inc.* 2,477 543,429
Global-e Online Ltd.* 1,263 42,361
585,790
Building Products 1 .1%
Trane Technologies plc 215 94,043
Capital Markets 2 .7%
Charles Schwab Corp. (The) 1,723 157,207
Coinbase Global, Inc., Class
A* 215 75,355
232,562
Chemicals 2 .2%
Sherwin-Williams Co. (The) 537 184,384
Communications Equipment 1 .9%
Arista Networks, Inc.* 933 95,455
Ciena Corp.* 787 64,007
159,462
Construction & Engineering 0 .8%
Quanta Services, Inc. 179 67,676
Consumer Finance 2 .4%
American Express Co. 646 206,061
Electric Utilities 1 .2%
NextEra Energy, Inc. 1,436 99,687
Electrical Equipment 3 .0%
Eaton Corp. plc 287 102,456
GE Vernova, Inc. 287 151,866
254,322
Energy Equipment & Services 1 .4%
Baker Hughes Co., Class A 3,119 119,583
Entertainment 2 .3%
Netflix, Inc.* 144 192,835
Financial Services 6 .4%
Corpay, Inc.* 502 166,574
Fiserv, Inc.* 1,149 198,099
Mastercard, Inc., Class A 144 80,919
Toast, Inc., Class A* 2,186 96,818
542,410
Ground Transportation 1 .4%
Old Dominion Freight Line, Inc. 753 122,212
Health Care Equipment & Supplies 2 .8%
Boston Scientific Corp.* 1,113 119,547
Stryker Corp. 287 113,546
233,093
Health Care Providers & Services 0 .9%
Humana, Inc. 323 78,967
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 3 .1%
Carnival Corp.* 5,097 143,327
Cava Group, Inc.* 790 66,542
Domino's Pizza, Inc. 108 48,665
258,534
Insurance 1 .4%
Kinsale Capital Group, Inc. 251 121,459
Interactive Media & Services 4 .0%
Alphabet, Inc., Class A 286 50,402
Meta Platforms, Inc., Class A 395 291,545
341,947
IT Services 1 .1%
MongoDB, Inc., Class A* 444 93,236
Life Sciences Tools & Services 1 .4%
Thermo Fisher Scientific, Inc. 287 116,367
Machinery 0 .9%
Deere & Co. 143 72,714
Media 1 .1%
Trade Desk, Inc. (The), Class
A* 1,292 93,011
Pharmaceuticals 2 .0%
Bristol-Myers Squibb Co. 1,831 84,757
Eli Lilly & Co. 108 84,189
168,946
Professional Services 1 .0%
Automatic Data Processing,
Inc. 286 88,202
Real Estate Management & Development 1 .6%
Zillow Group, Inc., Class C* 1,935 135,547
Semiconductors & Semiconductor Equipment 13 .9%
Broadcom, Inc. 501 138,101
NVIDIA Corp. 4,056 640,807
NXP Semiconductors NV 503 109,900
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 610 138,159
Texas Instruments, Inc. 717 148,864
1,175,831
Software 13 .4%
Autodesk, Inc.* 466 144,260
Braze, Inc., Class A* 2,405 67,580
Datadog, Inc., Class A* 1,149 154,345
Microsoft Corp. 1,256 624,747
Oracle Corp. 360 78,707
Unity Software, Inc.* 2,620 63,404
1,133,043
Specialty Retail 1 .2%
Williams-Sonoma, Inc. 609 99,492
Technology Hardware, Storage & Peripherals 4 .7%
Apple, Inc. 1,400 287,238
Pure Storage, Inc., Class A* 1,968 113,318
400,556
Textiles, Apparel & Luxury Goods 0 .9%
NIKE, Inc., Class B 1,075 76,368

16 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks
Shares Value ($)
Tobacco 3 .5%
Philip Morris International, Inc. 1,613 293,776
Total Investments
(cost $6,137,933) — 98.3% 8,320,398
Other assets in excess of liabilities — 1.7% 140,918
NET ASSETS — 100.0%
$ 8,461,316
* Denotes a non-income producing security.
ADR American Depositary Receipt
TW Taiwan
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Large Cap Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 17
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 1 .3%
RTX Corp. 718 104,842
TransDigm Group, Inc. 165 250,906
355,748
Automobiles 2 .9%
Tesla, Inc.* 2,563 814,163
Beverages 1 .3%
Coca-Cola Co. (The) 4,783 338,397
Monster Beverage Corp.* 569 35,642
374,039
Biotechnology 2 .4%
AbbVie, Inc. 1,066 197,871
Gilead Sciences, Inc. 1,566 173,623
Insmed, Inc.* 1,360 136,870
Natera, Inc.* 965 163,027
671,391
Broadline Retail 6 .9%
Alibaba Group Holding Ltd.,
ADR-CN 1,905 216,046
Amazon.com, Inc.* 5,937 1,302,518
MercadoLibre, Inc.* 155 405,113
1,923,677
Building Products 0 .5%
Trane Technologies plc 316 138,222
Capital Markets 3 .5%
Blackstone, Inc. 701 104,856
Charles Schwab Corp. (The) 1,865 170,163
Goldman Sachs Group, Inc.
(The) 503 355,998
Intercontinental Exchange, Inc. 435 79,809
KKR & Co., Inc. 598 79,552
Robinhood Markets, Inc.,
Class A* 2,027 189,788
980,166
Communications Equipment 0 .4%
Arista Networks, Inc.* 1,085 111,006
Construction & Engineering 0 .5%
Quanta Services, Inc. 369 139,512
Consumer Staples Distribution & Retail 1 .8%
Walmart, Inc. 5,297 517,941
Electrical Equipment 0 .3%
Eaton Corp. plc 249 88,891
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A 1,538 151,877
Entertainment 5 .2%
Netflix, Inc.* 763 1,021,756
Sea Ltd., ADR-SG* 739 118,196
Spotify Technology SA* 406 311,540
1,451,492
Financial Services 5 .2%
Berkshire Hathaway, Inc.,
Class B* 397 192,851
Mastercard, Inc., Class A 1,473 827,738
Visa, Inc., Class A 1,268 450,203
1,470,792
Common Stocks
Shares Value ($)
Ground Transportation 0 .9%
Uber Technologies, Inc.* 2,686 250,604
Health Care Equipment & Supplies 2 .4%
Abbott Laboratories 2,565 348,866
Edwards Lifesciences Corp.* 992 77,584
Intuitive Surgical, Inc.* 430 233,666
660,116
Health Care Providers & Services 1 .0%
McKesson Corp. 389 285,051
Hotels, Restaurants & Leisure 3 .6%
Booking Holdings, Inc. 50 289,462
DoorDash, Inc., Class A* 1,846 455,057
McDonald's Corp. 776 226,724
Starbucks Corp. 500 45,815
1,017,058
Household Durables 0 .5%
DR Horton, Inc. 1,051 135,495
Industrial Conglomerates 1 .5%
3M Co. 2,697 410,591
Interactive Media & Services 9 .5%
Alphabet, Inc., Class C 5,154 914,268
Meta Platforms, Inc., Class A 2,355 1,738,202
2,652,470
IT Services 4 .3%
Cloudflare, Inc., Class A* 686 134,339
International Business
Machines Corp. 2,174 640,852
Shopify, Inc., Class A* 1,900 219,165
Snowflake, Inc., Class A* 480 107,410
Twilio, Inc., Class A* 785 97,622
1,199,388
Machinery 0 .4%
Deere & Co. 207 105,257
Oil, Gas & Consumable Fuels 0 .3%
Cheniere Energy, Inc. 343 83,527
Pharmaceuticals 1 .7%
Eli Lilly & Co. 437 340,655
Johnson & Johnson 942 143,890
484,545
Semiconductors & Semiconductor Equipment 16 .3%
ASML Holding NV
(Registered), ADR-NL 19 15,226
Broadcom, Inc. 4,210 1,160,486
Lam Research Corp. 891 86,730
NVIDIA Corp. 19,933 3,149,215
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 728 164,885
4,576,542
Software 16 .9%
AppLovin Corp., Class A* 274 95,922
Crowdstrike Holdings, Inc.,
Class A* 297 151,265
Fair Isaac Corp.* 58 106,022
HubSpot, Inc.* 197 109,656
Intuit, Inc. 335 263,856
Microsoft Corp. 6,156 3,062,056
Oracle Corp. 1,442 315,265

18 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Software
Palo Alto Networks, Inc.* 721 147,545
ServiceNow, Inc.* 392 403,007
Synopsys, Inc.* 138 70,750
4,725,344
Specialty Retail 0 .8%
AutoZone, Inc.* 31 115,079
Carvana Co., Class A* 339 114,230
229,309
Technology Hardware, Storage & Peripherals 4 .5%
Apple, Inc. 6,086 1,248,665
Tobacco 1 .8%
Philip Morris International, Inc. 2,837 516,703
Trading Companies & Distributors 0 .3%
WW Grainger, Inc. 95 98,823
Total Investments
(cost $20,159,866) — 99.4% 27,868,405
Other assets in excess of liabilities — 0.6% 164,126
NET ASSETS — 100.0%
$ 28,032,531
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
NL Netherlands
SG Singapore
TW Taiwan
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan U.S. Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 19
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 3 .2%
Howmet Aerospace, Inc. 96,214 17,908,312
Northrop Grumman Corp. 38,329 19,163,733
37,072,045
Automobiles 1 .1%
Tesla, Inc.* 40,587 12,892,866
Banks 4 .0%
US Bancorp 195,336 8,838,954
Wells Fargo & Co. 476,837 38,204,180
47,043,134
Biotechnology 3 .0%
AbbVie, Inc. 100,632 18,679,312
Regeneron Pharmaceuticals,
Inc. 13,666 7,174,650
Vertex Pharmaceuticals, Inc.* 20,068 8,934,273
34,788,235
Broadline Retail 4 .7%
Amazon.com, Inc.* 251,040 55,075,666
Building Products 2 .2%
Carrier Global Corp. 219,139 16,038,783
Trane Technologies plc 20,650 9,032,517
25,071,300
Capital Markets 3 .4%
Ameriprise Financial, Inc. 37,917 20,237,441
Blackstone, Inc. 34,692 5,189,229
Morgan Stanley 101,122 14,244,045
39,670,715
Construction Materials 1 .8%
Vulcan Materials Co. 80,925 21,106,859
Consumer Finance 2 .5%
American Express Co. 93,116 29,702,142
Consumer Staples Distribution & Retail 2 .2%
Walmart, Inc. 259,263 25,350,736
Electric Utilities 3 .6%
Entergy Corp. 74,008 6,151,545
NextEra Energy, Inc. 226,675 15,735,779
PG&E Corp. 380,755 5,307,725
Southern Co. (The) 158,986 14,599,684
41,794,733
Electrical Equipment 2 .3%
Eaton Corp. plc 76,231 27,213,705
Energy Equipment & Services 2 .4%
Baker Hughes Co., Class A 744,439 28,541,791
Entertainment 1 .5%
Walt Disney Co. (The) 141,579 17,557,212
Financial Services 2 .7%
Mastercard, Inc., Class A 56,103 31,526,520
Food Products 1 .0%
Mondelez International, Inc.,
Class A 177,423 11,965,407
Ground Transportation 1 .0%
CSX Corp. 363,545 11,862,473
Health Care Equipment & Supplies 4 .0%
Edwards Lifesciences Corp.* 147,985 11,573,907
Medtronic plc 170,723 14,881,924
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 51,631 20,426,772
46,882,603
Hotels, Restaurants & Leisure 4 .3%
Chipotle Mexican Grill, Inc.,
Class A* 220,550 12,383,882
Marriott International, Inc.,
Class A 51,287 14,012,121
McDonald's Corp. 79,780 23,309,323
49,705,326
Industrial REITs 0 .6%
Prologis, Inc. 66,785 7,020,439
Insurance 3 .0%
Arthur J Gallagher & Co. 72,030 23,058,244
Travelers Cos., Inc. (The) 44,986 12,035,554
35,093,798
Interactive Media & Services 6 .6%
Alphabet, Inc., Class A 167,149 29,456,668
Meta Platforms, Inc., Class A 63,606 46,946,953
76,403,621
Machinery 1 .2%
Deere & Co. 27,705 14,087,715
Oil, Gas & Consumable Fuels 1 .8%
Exxon Mobil Corp. 195,930 21,121,254
Pharmaceuticals 0 .9%
Eli Lilly & Co. 12,940 10,087,118
Semiconductors & Semiconductor Equipment 13 .1%
ASML Holding NV
(Registered), ADR-NL 5,893 4,722,591
Broadcom, Inc. 127,888 35,252,327
Micron Technology, Inc. 70,232 8,656,094
NVIDIA Corp. 500,522 79,077,471
NXP Semiconductors NV 115,096 25,147,325
152,855,808
Software 12 .5%
Intuit, Inc. 19,996 15,749,449
Microsoft Corp. 213,692 106,292,538
Oracle Corp. 107,087 23,412,431
145,454,418
Specialty Retail 2 .0%
Lowe's Cos., Inc. 107,379 23,824,179
Technology Hardware, Storage & Peripherals 5 .8%
Apple, Inc. 331,533 68,020,626
Trading Companies & Distributors 0 .7%
United Rentals, Inc. 10,664 8,034,258
Total Investments
(cost $1,008,929,805) — 99.1% 1,156,826,702
Other assets in excess of liabilities — 0.9% 9,951,081
NET ASSETS — 100.0%
$ 1,166,777,783

20 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 3 9/2025 USD 938,063 9,244
Net contracts 9,244
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan US Technology Leaders Fund - June 30, 2025 (Unaudited) - Statement of Investments - 21
Common Stocks 99 .3%
Shares Value ($)
Automobiles 2 .9%
Tesla, Inc.* 1,842 585,130
Banks 1 .0%
NU Holdings Ltd., Class A* 14,984 205,580
Broadline Retail 5 .0%
Alibaba Group Holding Ltd.,
ADR-CN 1,499 170,002
Amazon.com, Inc.* 1,941 425,836
MercadoLibre, Inc.* 162 423,408
1,019,246
Capital Markets 5 .4%
Coinbase Global, Inc., Class
A* 357 125,125
Robinhood Markets, Inc.,
Class A* 10,484 981,617
1,106,742
Communications Equipment 2 .0%
Arista Networks, Inc.* 2,165 221,501
Ciena Corp.* 2,284 185,758
407,259
Electrical Equipment 0 .7%
Vicor Corp.* 3,130 141,977
Entertainment 13 .5%
Netflix, Inc.* 704 942,747
Sea Ltd., ADR-SG* 2,900 463,826
Spotify Technology SA* 686 526,395
Take-Two Interactive Software,
Inc.* 3,343 811,848
2,744,816
Ground Transportation 1 .8%
Uber Technologies, Inc.* 3,804 354,913
Health Care Technology 1 .9%
Veeva Systems, Inc., Class A* 1,325 381,574
Hotels, Restaurants & Leisure 1 .6%
Booking Holdings, Inc. 57 329,987
Insurance 0 .4%
Lemonade, Inc.* 1,804 79,033
Interactive Media & Services 5 .3%
Alphabet, Inc., Class C 1,538 272,826
Meta Platforms, Inc., Class A 1,094 807,470
1,080,296
IT Services 10 .4%
International Business
Machines Corp. 538 158,592
MongoDB, Inc., Class A* 350 73,496
Okta, Inc., Class A* 1,061 106,068
Shopify, Inc., Class A* 4,298 495,774
Snowflake, Inc., Class A* 3,928 878,969
Twilio, Inc., Class A* 3,181 395,589
2,108,488
Life Sciences Tools & Services 1 .2%
Tempus AI, Inc., Class A*(a) 3,939 250,284
Media 1 .3%
Trade Desk, Inc. (The), Class
A* 3,646 262,476
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 18 .3%
Allegro MicroSystems, Inc.* 3,637 124,349
ASML Holding NV
(Registered), ADR-NL 96 76,933
Broadcom, Inc. 1,990 548,544
Credo Technology Group
Holding Ltd.* 4,391 406,563
Intel Corp. 9,447 211,613
Lam Research Corp. 4,204 409,217
MACOM Technology Solutions
Holdings, Inc.* 467 66,916
Micron Technology, Inc. 1,391 171,441
NVIDIA Corp. 4,981 786,948
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 2,352 532,705
Texas Instruments, Inc. 1,892 392,817
3,728,046
Software 25 .2%
AppLovin Corp., Class A* 229 80,168
Atlassian Corp., Class A* 1,124 228,273
Cadence Design Systems,
Inc.* 546 168,250
Circle Internet Group, Inc.,
Class A*(a) 245 44,416
Confluent, Inc., Class A* 2,195 54,721
Crowdstrike Holdings, Inc.,
Class A* 544 277,065
Datadog, Inc., Class A* 1,122 150,718
Elastic NV* 574 48,406
Gitlab, Inc., Class A* 1,465 66,086
HubSpot, Inc.* 654 364,036
Intuit, Inc. 757 596,236
Microsoft Corp. 891 443,192
Monday.com Ltd.* 511 160,699
Oracle Corp. 2,936 641,898
Palo Alto Networks, Inc.* 1,282 262,349
Procore Technologies, Inc.* 2,539 173,718
ServiceNow, Inc.* 718 738,162
ServiceTitan, Inc., Class A* 1,194 127,973
Synopsys, Inc.* 487 249,675
Zoom Communications, Inc.,
Class A* 3,082 240,334
5,116,375
Specialized REITs 1 .1%
SBA Communications Corp.,
Class A 961 225,681
Specialty Retail 0 .3%
Warby Parker, Inc., Class A* 2,809 61,601
Total Common Stocks
(cost $13,243,798) 20,189,504

22 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Repurchase Agreement 0 .1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $18,864,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$19,239.(b)(c) 18,862 18,862
Total Repurchase Agreement
(cost $18,862) 18,862
Total Investments
(cost $13,262,660) — 99.4% 20,208,366
Other assets in excess of liabilities — 0.6% 130,340
NET ASSETS — 100.0%
$ 20,338,706
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June
30, 2025 was $294,455, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $18,862 and by $297,996 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 4.88%, and maturity dates ranging from 11/30/2025 -
5/15/2054, a total value of $316,858.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $18,862.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
NL Netherlands
REIT Real Estate Investment Trust
SG Singapore
TW Taiwan
The accompanying notes are an integral part of these financial statements.

24 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 2,311,317,089
Repurchase agreements, at value 154,566,828
Cash 78,562,710
Deposits with broker for futures contracts 7,576,355
Foreign currencies, at value —
Interest and dividends receivable 1,390,617
Security lending income receivable 8,508
Receivable for investments sold 225,479
Receivable for capital shares issued 40,858
Reclaims receivable —
Receivable for variation margin on futures contracts 2,313,155
Receivable for reimbursement from investment adviser (Note 3) 18,013
Prepaid expenses 11,109
Total Assets 2,556,030,721
Liabilities:
Payable for investments purchased 3,986,636
Payable for capital shares redeemed 1,489,749
Payable upon return of securities loaned (Note 2) 154,566,828
Accrued expenses and other payables:
Investment advisory fees 818,772
Fund administration fees 99,786
Distribution fees 123,358
Administrative servicing fees 276,242
Accounting and transfer agent fees 3,213
Trustee fees 46
Custodian fees 18,141
Compliance program costs (Note 3) 2,422
Professional fees 41,149
Printing fees 104,281
Recoupment fees (Note 3) —
Other 9,898
Total Liabilities 161,540,521
Commitments and contingencies (Note 3) —
Net Assets $ 2,394,490,200
* Includes value of securities on loan (Note 2) 198,967,944
Cost of investment securities 1,078,977,050
Cost of repurchase agreements 154,566,828
Cost of foreign currencies —
Represented by:
Capital $ 1,188,004,973
Total distributable earnings (loss) 1,206,485,227
Net Assets $ 2,394,490,200

Equity Funds (I) - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 25
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 512,826,564 $ 14,241,948 $ 8,320,398 $ 27,868,405 $ 1,156,826,702
43,421,656 131,580 — — —
26,387,049 924,155 128,187 736,487 9,757,953
1,816,245 — — — 266,609
75,625 — — — —
495,135 4,005 5,657 13,026 616,801
3,576 10,197 — — —
7,299,797 109,940 136,901 42,820 2,855,885
48,643 28,030 — 44,873 148,987
68,768 — — — —
524,558 — — — 2,890
49,716 10,749 9,286 16,362 692
2,491 64 45 98 5,596
593,019,823 15,460,668 8,600,474 28,722,071 1,170,482,115
4,925,208 650,669 87,447 627,652 1,156,730
400,578 2,316 3,825 4,551 2,035,511
43,421,656 131,580 — — —
248,629 8,152 5,027 13,804 359,967
48,766 21,048 20,936 21,318 38,519
43,636 99 — 51 25,269
81,270 326 — 358 22,477
796 20 23 23 1,399
12 5 3 1 50
3,752 43 74 59 1,716
564 11 8 22 1,002
23,021 21,334 21,345 21,342 25,666
66,539 23 30 64 12,326
— — — — 23,700
4,631 357 440 295 —
49,269,058 835,983 139,158 689,540 3,704,332
— — — — —
$ 543,750,765 $ 14,624,685 $ 8,461,316 $ 28,032,531 $ 1,166,777,783
61,025,501 132,405 — — —
398,596,150 9,515,743 6,137,933 20,159,866 1,008,929,805
43,421,656 131,580 — — —
71,303 — — — —
$ 339,430,317 $ 9,597,748 $ 6,276,892 $ 20,735,935 $ 1,038,764,091
204,320,448 5,026,937 2,184,424 7,296,596 128,013,692
$ 543,750,765 $ 14,624,685 $ 8,461,316 $ 28,032,531 $ 1,166,777,783

26 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,777,470,013
Class II Shares 617,020,187
Class X Shares —
Class Y Shares —
Class Z Shares —
Total $ 2,394,490,200
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 65,335,114
Class II Shares 23,041,085
Class X Shares —
Class Y Shares —
Class Z Shares —
Total 88,376,199
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 27 .21
Class II Shares $ 26 .78
Class X Shares $ —
Class Y Shares $ —
Class Z Shares $ —

Equity Funds (I) - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 27
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 226,177,551 $ — $ — $ 57,635 $ —
65,889,819 1,878,456 — 1,987,202 128,744,240
79,171,260 — — — —
— 12,746,229 8,461,316 25,987,694 1,038,033,543
172,512,135 — — — —
$ 543,750,765 $ 14,624,685 $ 8,461,316 $ 28,032,531 $ 1,166,777,783
11,802,810 — — 3,306 —
3,470,648 97,355 — 114,057 5,850,110
4,135,634 — — — —
— 660,339 586,703 1,490,796 47,232,776
9,171,697 — — — —
28,580,789 757,694 586,703 1,608,159 53,082,886
$ 19 .16 $ — $ — $ 17 .43 $ —
$ 18 .98 $ 19 .29 $ — $ 17 .42 $ 22 .01
$ 19 .14 $ — $ — $ — $ —
$ — $ 19 .30 $ 14 .42 $ 17 .43 $ 21 .98
$ 18 .81 $ — $ — $ — $ —

28 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Assets:
Investment securities, at value
*
$ 20,189,504
Repurchase agreements, at value 18,862
Cash 228,165
Interest and dividends receivable 6,340
Security lending income receivable 220
Receivable for reimbursement from investment adviser (Note 3) 11,797
Prepaid expenses 97
Total Assets 20,454,985
Liabilities:
Payable for investments purchased 38,743
Payable for capital shares redeemed 3,883
Payable upon return of securities loaned (Note 2) 18,862
Accrued expenses and other payables:
Investment advisory fees 11,844
Fund administration fees 21,208
Distribution fees 1
Administrative servicing fees 2
Accounting and transfer agent fees 23
Trustee fees 3
Custodian fees 61
Compliance program costs (Note 3) 17
Professional fees 21,326
Printing fees 33
Other 273
Total Liabilities 116,279
Commitments and contingencies (Note 3) —
Net Assets $ 20,338,706
* Includes value of securities on loan (Note 2) 294,455
Cost of investment securities 13,243,798
Cost of repurchase agreements 18,862
Represented by:
Capital $ 12,924,392
Total distributable earnings (loss) 7,414,314
Net Assets $ 20,338,706

Equity Funds (I) - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 29
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Net Assets:
Class II Shares $ 5,979
Class Y Shares 20,332,727
Total $ 20,338,706
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 310
Class Y Shares 1,054,943
Total 1,055,253
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 19 .29
Class Y Shares $ 19 .27

30 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
INVESTMENT INCOME:
Dividend income $ 13,927,883
Interest income 4,703,717
Income from securities lending (net of fees) (Note 2) 47,639
Foreign tax withholding (3,521)
Total Income 18,675,718
EXPENSES:
Investment advisory fees 5,311,539
Fund administration fees 317,199
Distribution fees Class II Shares 736,507
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 1,266,623
Administrative servicing fees Class II Shares 441,906
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 61,303
Printing fees 16,423
Trustee fees 42,483
Custodian fees 36,567
Accounting and transfer agent fees 6,767
Compliance program costs (Note 3) 5,061
Recoupment fees (Note 3) —
Other 14,115
Total expenses before fees waived and expenses reimbursed 8,256,493
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (432,827)
Expenses reimbursed by adviser (Note 3) (111,783)
Net Expenses 7,711,883
NET INVESTMENT INCOME 10,963,835
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 27,365,338
Expiration or closing of futures contracts (Note 2) (15,121,012)
Net realized gains (losses) 12,244,326
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 97,595,965
Futures contracts (Note 2) 17,311,943
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 114,907,908
Net realized/unrealized gains (losses) 127,152,234
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 138,116,069
(a) For the period from May 2, 2025 (commencement of operations) through June 30, 2025.

Equity Funds (I) - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 31
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 5,190,764 $ 33,719 $ 27,830 $ 78,549 $ 6,271,990
1,174,389 6,275 5,537 20,887 157,656
16,529 11,102 — – 247
(6,919) (295) (244) (207) (35,812)
6,374,763 50,801 33,123 99,229 6,394,081
1,496,221 41,532 28,558 68,771 2,051,646
93,165 26,464 26,028 27,679 152,442
80,792 326 (a) — 346 (a) 140,222
207,507 — — — —
274,847 — — 12 (a) —
80,792 326 (a) — 346 (a) 140,222
45,240 — — — —
99,605 — — — —
24,314 21,491 21,391 21,671 42,769
— 676 650 4,437 —
9,750 211 136 385 19,500
8,415 322 41 245 14,192
1,891 51 35 71 2,724
1,165 23 17 45 2,287
— — — — 23,700
3,303 33 23 55 8,447
2,427,007 91,455 76,879 124,063 2,598,151
(25,854) (130) (a) — (208) (a) —
— — — — —
(296,289) (59,819) (53,356) (76,736) (692)
2,104,864 31,506 23,523 47,119 2,597,459
4,269,899 19,295 9,600 52,110 3,796,622
23,790,955 190,095 (41,268) (218,958) (30,335,797)
(2,817,237) — — — (170,491)
20,973,718 190,095 (41,268) (218,958) (30,506,288)
12,274,173 1,359,312 571,653 2,022,023 76,937,811
4,462,656 — — — 29,853
13,254 — — — —
16,750,083 1,359,312 571,653 2,022,023 76,967,664
37,723,801 1,549,407 530,385 1,803,065 46,461,376
$ 41,993,700 $ 1,568,702 $ 539,985 $ 1,855,175 $ 50,257,998

32 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
INVESTMENT INCOME:
Dividend income $ 23,540
Interest income 7,710
Income from securities lending (net of fees) (Note 2) 921
Foreign tax withholding (775)
Total Income 31,396
EXPENSES:
Investment advisory fees 64,746
Fund administration fees 27,220
Distribution fees Class II Shares 2(a)
Administrative servicing fees Class II Shares 2(a)
Professional fees 21,653
Printing fees 704
Trustee fees 327
Custodian fees 225
Accounting and transfer agent fees 67
Compliance program costs (Note 3) 37
Other 54
Total expenses before fees waived and expenses reimbursed 115,037
Distribution fees waived - Class II (Note 3) (1)(a)
Expenses reimbursed by adviser (Note 3) (66,716)
Net Expenses 48,320
NET INVESTMENT LOSS (16,924)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 318,026
Net realized gains (losses) 318,026
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 1,843,051
Net change in unrealized appreciation/depreciation 1,843,051
Net realized/unrealized gains (losses) 2,161,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 2,144,153
(a) For the period from May 2, 2025 (commencement of operations) through June 30, 2025.

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 10,963,835 $ 26,413,519
Net realized gains 12,244,326 159,752,911
Net change in unrealized appreciation/depreciation 114,907,908 291,665,153
Change in net assets resulting from operations 138,116,069 477,831,583
Distributions to Shareholders From:
Distributable earnings:
Class I — (20,513,339)
Class II — (5,826,673)
Class X — —
Class Y — —
Class Z — —
Change in net assets from shareholder distributions — (26,340,012)
Change in net assets from capital transactions (132,203,813) (279,648,728)
Change in net assets 5,912,256 171,842,843
Net Assets:
Beginning of period 2,388,577,944 2,216,735,101
End of period $ 2,394,490,200 $ 2,388,577,944
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,234,326 $ 5,189,215
Dividends reinvested — 20,513,339
Cost of shares redeemed (94,057,045) (209,552,158)
Total Class I Shares (89,822,719) (183,849,604)
Class II Shares
Proceeds from shares issued 7,960,707 5,414,416
Dividends reinvested — 5,826,673
Cost of shares redeemed (50,341,801) (107,040,213)
Total Class II Shares (42,381,094) (95,799,124)
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (132,203,813) $ (279,648,728)

Equity Funds (I) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 35
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 4,269,899 $ 9,339,465 $ 19,295 $ 3,921
20,973,718 67,038,774 190,095 969,650
16,750,083 640,925 1,359,312 1,812,475
41,993,700 77,019,164 1,568,702 2,786,046
— (19,728,703) — —
— (5,809,252) — (a) —
— (6,687,125) — —
— — — (561,363)
— (14,920,420) — —
— (47,145,500) — (561,363)
(30,936,885) (27,949,245) 2,211,068 3,334,281
11,056,815 1,924,419 3,779,770 5,558,964
532,693,950 530,769,531 10,844,915 5,285,951
$ 543,750,765 $ 532,693,950 $ 14,624,685 $ 10,844,915
$ 1,082,888 $ 1,109,772 $ — $ —
— 19,728,703 — —
(14,766,226) (33,146,451) — —
(13,683,338) (12,307,976) — —
603,493 1,040,238 1,805,725 (a) —
— 5,809,252 — (a) —
(5,626,657) (12,423,793) (56,310) (a) —
(5,023,164) (5,574,303) 1,749,415 (a) —
2,808,613 7,243,414 — —
— 6,687,125 — —
(7,860,667) (8,671,513) — —
(5,052,054) 5,259,026 — —
— — 563,150 3,325,893
— — — 561,363
— — (101,497) (552,975)
— — 461,653 3,334,281
9,722,827 5,753,002 — —
— 14,920,420 — —
(16,901,156) (35,999,414) — —
(7,178,329) (15,325,992) — —
$ (30,936,885) $ (27,949,245) $ 2,211,068 $ 3,334,281

The accompanying notes are an integral part of these financial statements.
36 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 171,998 211,416
Reinvested — 780,418
Redeemed (3,705,179) (8,766,972)
Total Class I Shares (3,533,181) (7,775,138)
Class II Shares
Issued 326,166 233,932
Reinvested — 225,359
Redeemed (2,007,642) (4,563,743)
Total Class II Shares (1,681,476) (4,104,452)
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (5,214,657) (11,879,590)
(a) For the period from May 2, 2025 (commencement of operations) through June 30, 2025.

Equity Funds (I) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 37
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
59,530 62,067 — —
— 1,106,613 — —
(810,239) (1,837,886) — —
(750,709) (669,206) — —
33,966 57,554 100,499 (a) —
— 329,066 — (a) —
(312,263) (691,819) (3,144) (a) —
(278,297) (305,199) 97,355 (a) —
159,475 399,396 — —
— 375,010 — —
(433,575) (484,550) — —
(274,100) 289,856 — —
— — 33,359 231,982
— — — 32,790
— — (6,043) (34,124)
— — 27,316 230,648
548,343 321,794 — —
— 852,787 — —
(944,111) (2,030,144) — —
(395,768) (855,563) — —
(1,698,874) (1,540,112) 124,671 230,648

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (I)
NVIT J.P. Morgan Innovators Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 9,600 $ 14,235
Net realized gains (losses) (41,268) 681,975
Net change in unrealized appreciation/depreciation 571,653 552,272
Change in net assets resulting from operations 539,985 1,248,482
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — (365,603)
Return of capital:
Class Y — —
Change in net assets from shareholder distributions — (365,603)
Change in net assets from capital transactions 248,398 1,509,960
Change in net assets 788,383 2,392,839
Net Assets:
Beginning of period 7,672,933 5,280,094
End of period $ 8,461,316 $ 7,672,933
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class Y Shares
Proceeds from shares issued 621,180 1,757,254
Dividends reinvested — 365,603
Cost of shares redeemed (372,782) (612,897)
Total Class Y Shares 248,398 1,509,960
Change in net assets from capital transactions $ 248,398 $ 1,509,960

Equity Funds (I) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 39
NVIT J.P. Morgan Large Cap Growth Fund NVIT J.P. Morgan U.S. Equity Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 52,110 $ 15,866 $ 3,796,622 $ 3,433,280
(218,958) 148,401 (30,506,288) 9,718,973
2,022,023 3,655,659 76,967,664 53,387,335
1,855,175 3,819,926 50,257,998 66,539,588
— (a) — — (662)
— (15,922) — (2,350,483)
— (12,388) — —
— (28,310) — (2,351,145)
7,833,894 5,247,614 96,673,243 875,395,953
9,689,069 9,039,230 146,931,241 939,584,396
18,343,462 9,304,232 1,019,846,542 80,262,146
$ 28,032,531 $ 18,343,462 $ 1,166,777,783 $ 1,019,846,542
$ 53,972 (a) $ — $ — $ —
— (a) — — —
(26) (a) — — —
53,946 (a) — — —
1,893,664 (a) — 17,211,209 35,162,025
— (a) — — 662
(6,731) (a) — (6,316,179) (21,659,519)
1,886,933 (a) — 10,895,030 13,503,168
7,083,629 6,947,683 159,813,371 959,083,441
— 28,310 — 2,350,483
(1,190,614) (1,728,379) (74,035,158) (99,541,139)
5,893,015 5,247,614 85,778,213 861,892,785
$ 7,833,894 $ 5,247,614 $ 96,673,243 $ 875,395,953

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (I)
NVIT J.P. Morgan Innovators Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class Y Shares
Issued 47,952 129,692
Reinvested — 26,942
Redeemed (27,224) (46,840)
Total Class Y Shares 20,728 109,794
Total change in shares 20,728 109,794
(a) For the period from May 2, 2025 (commencement of operations) through June 30, 2025.

Equity Funds (I) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 41
NVIT J.P. Morgan Large Cap Growth Fund NVIT J.P. Morgan U.S. Equity Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
3,308 (a) — — —
— (a) — — —
(2) (a) — — —
3,306 (a) — — —
114,465 (a) — 837,584 1,737,364
— (a) — — 33
(408) (a) — (300,181) (1,147,930)
114,057 (a) — 537,403 589,467
442,177 480,786 7,437,814 48,098,767
— 1,723 — 107,996
(72,318) (115,998) (3,598,869) (4,813,482)
369,859 366,511 3,838,945 43,393,281
487,222 366,511 4,376,348 43,982,748

42 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders
Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment loss $ (16,924) $ (29,800)
Net realized gains 318,026 494,063
Net change in unrealized appreciation/depreciation 1,843,051 3,054,967
Change in net assets resulting from operations 2,144,153 3,519,230
Distributions to Shareholders From:
Distributable earnings:
Class Y — (40,775)
Change in net assets from shareholder distributions — (40,775)
Change in net assets from capital transactions 1,116,784 5,663,680
Change in net assets 3,260,937 9,142,135
Net Assets:
Beginning of period 17,077,769 7,935,634
End of period $ 20,338,706 $ 17,077,769
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 5,000 (a) $ —
Dividends reinvested — (a) —
Cost of shares redeemed — (a) —
Total Class II Shares 5,000 (a) —
Class Y Shares
Proceeds from shares issued 1,825,704 6,522,847
Dividends reinvested — 40,775
Cost of shares redeemed (713,920) (899,942)
Total Class Y Shares 1,111,784 5,663,680
Change in net assets from capital transactions $ 1,116,784 $ 5,663,680
SHARE TRANSACTIONS:
Class II Shares
Issued 310 (a) —
Reinvested — (a) —
Redeemed — (a) —
Total Class II Shares 310 (a) —
Class Y Shares
Issued 108,274 454,577
Reinvested — 2,337
Redeemed (41,937) (57,389)
Total Class Y Shares 66,337 399,525
Total change in shares 66,647 399,525
(a) For the period from May 2, 2025 (commencement of operations) through June 30, 2025.

Equity Funds (I) - June 30, 2025 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 25.62 $ 0.13 $ 1.46 $ 1.59 $ — $ — $ — $ 27.21 6.21% $ 1,777,470 0.61% 1.03% 0.66% 6.40%
12/31/2024 21.10 0.28 4.54 4.82 (0.30) — (0.30) 25.62 22.80% 1,764,356 0.61% 1.19% 0.66% 3.51%
12/31/2023 17.27 0.27 3.84 4.11 (0.28) — (0.28) 21.10 23.88% 1,617,136 0.61% 1.44% 0.66% 3.09%
12/31/2022 24.03 0.18 (5.46) (5.28) (0.17) (1.31) (1.48) 17.27 (22.10)% 1,439,331 0.61% 0.93% 0.67% 1.98%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
12/31/2020 17.76 0.22 2.97 3.19 (0.23) (1.88) (2.11) 18.84 18.90% 1,422,089 0.61% 1.28% 0.68% 10.36%
Class II Shares
6/30/2025 (Unaudited) 25.25 0.10 1.43 1.53 — — — 26.78 6.06% 617,020 0.86% 0.78% 0.91% 6.40%
12/31/2024 20.80 0.22 4.46 4.68 (0.23) — (0.23) 25.25 22.50% 624,222 0.86% 0.94% 0.91% 3.51%
12/31/2023 17.03 0.22 3.78 4.00 (0.23) — (0.23) 20.80 23.56% 599,599 0.86% 1.18% 0.91% 3.09%
12/31/2022 23.71 0.13 (5.38) (5.25) (0.12) (1.31) (1.43) 17.03 (22.26)% 554,007 0.86% 0.68% 0.92% 1.98%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
12/31/2020 17.59 0.18 2.92 3.10 (0.19) (1.88) (2.07) 18.62 18.53% 360,834 0.86% 1.02% 0.93% 10.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - June 30, 2025 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 17.72 $ 0.15 $ 1.29 $ 1.44 $ — $ — $ — $ 19.16 8.13% $ 226,178 0.76% 1.66% 0.87% 36.73%
12/31/2024 16.79 0.32 2.24 2.56 (0.31) (1.32) (1.63) 17.72 15.32% 222,389 0.85% 1.76% 0.88% 69.58%
12/31/2023 16.61 0.29 1.14 1.43 (0.29) (0.96) (1.25) 16.79 8.84% 222,008 0.88% 1.71% 0.88% 79.22%
12/31/2022 19.87 0.24 (0.62) (0.38) (0.20) (2.68) (2.88) 16.61 (1.13)% 229,418 0.87% 1.34% 0.87% 79.56%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
12/31/2020 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) 14.95 1.49% 169,059 0.91% 1.62% 0.91% 132.01%
Class II Shares
6/30/2025 (Unaudited) 17.57 0.13 1.28 1.41 — — — 18.98 8.03% 65,890 0.93% 1.49% 1.12% 36.73%
12/31/2024 16.66 0.28 2.23 2.51 (0.28) (1.32) (1.60) 17.57 15.12% 65,852 1.02% 1.59% 1.13% 69.58%
12/31/2023 16.49 0.25 1.14 1.39 (0.26) (0.96) (1.22) 16.66 8.65% 67,545 1.05% 1.54% 1.13% 79.22%
12/31/2022 19.75 0.21 (0.62) (0.41) (0.17) (2.68) (2.85) 16.49 (1.30)% 72,340 1.04% 1.17% 1.12% 79.56%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
12/31/2020 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) 14.85 1.39% 78,329 1.08% 1.50% 1.16% 132.01%
Class X Shares
6/30/2025 (Unaudited) 17.69 0.16 1.29 1.45 — — — 19.14 8.20% 79,171 0.63% 1.79% 0.74% 36.73%
12/31/2024 16.76 0.34 2.25 2.59 (0.34) (1.32) (1.66) 17.69 15.49% 77,992 0.72% 1.89% 0.75% 69.58%
12/31/2023 16.58 0.31 1.14 1.45 (0.31) (0.96) (1.27) 16.76 9.00% 69,066 0.75% 1.85% 0.75% 79.22%
12/31/2022 19.84 0.27 (0.62) (0.35) (0.23) (2.68) (2.91) 16.58 (1.02)% 66,042 0.74% 1.48% 0.74% 79.56%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
12/31/2020(g) 12.97 0.06 2.07 2.13 (0.18) — (0.18) 14.92 16.46% 47,678 0.78% 1.26% 0.79% 132.01%
Class Z Shares
6/30/2025 (Unaudited) 17.40 0.14 1.27 1.41 — — — 18.81 8.10% 172,512 0.88% 1.55% 0.99% 36.73%
12/31/2024 16.52 0.29 2.20 2.49 (0.29) (1.32) (1.61) 17.40 15.13% 166,461 0.97% 1.64% 1.00% 69.58%
12/31/2023 16.35 0.26 1.14 1.40 (0.27) (0.96) (1.23) 16.52 8.78% 172,151 1.00% 1.59% 1.00% 79.22%
12/31/2022 19.62 0.22 (0.63) (0.41) (0.18) (2.68) (2.86) 16.35 (1.30)% 191,855 0.99% 1.23% 0.99% 79.56%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
12/31/2020(g) 12.83 0.04 2.06 2.10 (0.17) — (0.17) 14.76 16.41% 175,284 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

Equity Funds (I) - June 30, 2025 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2025(g)
(Unaudited) $ 15.53 $ 0.01 $ 3.75 $ 3.76 $ — $ — $ — $ 19.29 24.21%(h) $ 1,878 0.94% 0.38% 2.02% 34.86%
Class Y Shares
6/30/2025 (Unaudited) 17.13 0.03 2.14 2.17 — — — 19.30 12.67% 12,746 0.56% 0.35% 1.64% 34.86%
12/31/2024 13.14 0.01 4.92 4.93 (0.01) (0.93) (0.94) 17.13 37.48% 10,845 0.62% 0.04% 1.82% 77.54%
12/31/2023 7.76 — 5.38 5.38 — — — 13.14 69.35% 5,286 0.62% 0.01% 2.96% 72.09%
12/31/2022(i) 10.00 (0.01) (2.23) (2.24) — — — 7.76 (22.40)% 2,698 0.63% (0.15)% 5.60% 66.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from May 2, 2025 (commencement of operations) through June 30, 2025. Total return is calculated based on inception date of May 1, 2025 through June
30, 2025.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

46 - Financial Highlights - June 30, 2025 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2025 (Unaudited) $ 13.56 $ 0.02 $ 0.84 $ 0.86 $ — $ — $ — $ 14.42 6.34% $ 8,461 0.62% 0.25% 2.03% 50.73%
12/31/2024 11.57 0.03 2.64 2.67 (0.03) (0.65) (0.68) 13.56 23.05% 7,673 0.62% 0.22% 2.25% 96.08%
12/31/2023 8.65 0.04 2.92 2.96 (0.04) — (0.04) 11.57 34.17% 5,280 0.62% 0.38% 2.82% 93.79%
12/31/2022(f) 10.00 0.02 (1.35) (1.33) (0.02) — (0.02) 8.65 (13.30)% 3,152 0.63% 0.37% 5.28% 52.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - June 30, 2025 (Unaudited) - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025(g)
(Unaudited) $ 15.45 $ 0.01 $ 1.97 $ 1.98 $ — $ — $ — $ — $ 17.43 12.82% $ 58 0.68% 0.37% 1.43% 37.44%
Class II Shares
6/30/2025(g)
(Unaudited) 15.45 0.01 1.96 1.97 — — — — 17.42 12.75% 1,987 0.78% 0.28% 1.66% 37.44%
Class Y Shares
6/30/2025 (Unaudited) 16.36 0.04 1.03 1.07 — — — — 17.43 6.54% 25,988 0.44% 0.49% 1.16% 37.44%
12/31/2024 12.33 0.02 4.04 4.06 (0.02) — (0.01) (0.03) 16.36 32.89% 18,343 0.62% 0.11% 1.33% 51.74%
12/31/2023 9.14 0.02 3.19 3.21 (0.02) — — (0.02) 12.33 35.15% 9,304 0.62% 0.23% 1.93% 59.02%
12/31/2022(h) 10.00 0.05 (0.87) (0.82) (0.04) — — (0.04) 9.14 (8.19)% 4,234 0.62% 0.77% 4.47% 12.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from May 2, 2025 (commencement of operations) through June 30, 2025. Total return is calculated based on inception date of May 1, 2025 through June
30, 2025.
(h) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

48 - Financial Highlights - June 30, 2025 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2025 (Unaudited) $ 21.01 $ 0.03 $ 0.97 $ 1.00 $ — $ — $ — $ 22.01 4.76% $ 128,744 0.94% 0.27% 0.94% 20.62%
12/31/2024 16.99 0.06 3.96 4.02 — — — 21.01 23.66% 111,623 0.94% 0.31% 0.98% 54.75%
12/31/2023 13.49 0.11 3.49 3.60 (0.10) — (0.10) 16.99 26.73% 80,253 0.94% 0.70% 1.03% 51.24%
12/31/2022 16.94 0.10 (3.38) (3.28) (0.08) (0.09) (0.17) 13.49 (19.38)% 54,725 0.94% 0.69% 1.10% 47.17%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
12/31/2020 11.03 0.05 2.81 2.86 (0.04) (0.23) (0.27) 13.62 25.99% 14,303 0.94% 0.46% 3.53% 123.37%
Class Y Shares
6/30/2025 (Unaudited) 20.93 0.08 0.97 1.05 — — — 21.98 5.02% 1,038,034 0.44% 0.77% 0.44% 20.62%
12/31/2024 16.89 0.16 3.93 4.09 (0.05) — (0.05) 20.93 24.23%(h) 908,224 0.43% 0.76% 0.43% 54.75%
12/31/2023 13.41 0.18 3.47 3.65 (0.17) — (0.17) 16.89 27.30%(h) 9 0.44% 1.20% 0.52% 51.24%
12/31/2022 16.83 0.17 (3.35) (3.18) (0.15) (0.09) (0.24) 13.41 (18.95)%(h) 7 0.44% 1.16% 0.61% 47.17%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(h) 9 0.44% 0.80% 0.97% 61.64%
12/31/2020 11.07 0.11 2.81 2.92 (0.24) (0.23) (0.47) 13.52 26.52% 7 0.45% 0.98% 3.52% 123.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - June 30, 2025 (Unaudited) - Financial Highlights - 49
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2025(g)
(Unaudited) $ 16.11 $ (0.02) $ 3.20 $ 3.18 $ — $ — $ — $ 19.29 19.74%(h) $ 6 0.95% (0.54)% 1.80% 37.16%
Class Y Shares
6/30/2025 (Unaudited) 17.27 (0.02) 2.02 2.00 — — — 19.27 11.58% 20,333 0.56% (0.20)% 1.33% 37.16%
12/31/2024 13.47 (0.03) 3.87 3.84 — (0.04) (0.04) 17.27 28.52% 17,078 0.62% (0.22)% 1.48% 60.67%
12/31/2023 8.17 (0.02) 5.32 5.30 — — — 13.47 64.87% 7,936 0.62% (0.22)% 2.37% 31.34%
12/31/2022(i) 10.00 (0.01) (1.82) (1.83) — — — 8.17 (18.30)% 3,137 0.63% (0.12)% 5.35% 20.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from May 2, 2025 (commencement of operations) through June 30, 2025. Total return is calculated based on inception date of May 1, 2025 through June
30, 2025.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

50 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Digital Evolution Strategy, Innovators and US Technology Leaders. Shares of U.S. Core and U.S. Equity Income
are held by separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Shares of Large Cap Growth are held by separate accounts established by NLIC and NLAIC. Shares of U.S. Equity are held by separate accounts established by NLIC, NLAIC, and series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class X, Class Y, and Class Z shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Digital Evolution Strategy and Large Cap Growth, is a diversified fund as defined in the 1940 Act. Digital
Evolution Strategy and Large Cap Growth are non-diversified funds, as defined in the 1940 Act.
Class I and Class II of Large Cap Growth, and Class II of Digital Evolution Strategy and US Technology Leaders commenced operations on May 2, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds (I) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 51
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

52 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,224,378,441 $ – $ – $ 2,224,378,441
Futures Contracts# 9,584,031 – – 9,584,031
Purchased Option 14,257,563 – – 14,257,563
Repurchase Agreements – 154,566,828 – 154,566,828
Short-Term Investment – 72,681,085 – 72,681,085
Total Assets $ 2,248,220,035 $ 227,247,913 $ – $ 2,475,467,948
Liabilities:
Futures Contracts# $ (26,845) $ – $ – $ (26,845)
Total Liabilities $ (26,845) $ – $ – $ (26,845)
Total $ 2,248,193,190 $ 227,247,913 $ – $ 2,475,441,103
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 487,578,701 $ – $ – $ 487,578,701
Futures Contracts# 3,325,378 – – 3,325,378
Purchased Option 3,343,975 – – 3,343,975
Repurchase Agreements – 43,421,656 – 43,421,656
Short-Term Investment – 21,903,888 – 21,903,888
Total Assets $ 494,248,054 $ 65,325,544 $ – $ 559,573,598
Liabilities:
Futures Contracts# $ (931,441) $ – $ – $ (931,441)
Total Liabilities $ (931,441) $ – $ – $ (931,441)
Total $ 493,316,613 $ 65,325,544 $ – $ 558,642,157
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 14,241,948 $ – $ – $ 14,241,948
Repurchase Agreement – 131,580 – 131,580
Total $ 14,241,948 $ 131,580 $ – $ 14,373,528

Equity Funds (I) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 53
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized,
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 8,320,398 $ – $ – $ 8,320,398
Total $ 8,320,398 $ – $ – $ 8,320,398
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 27,868,405 $ – $ – $ 27,868,405
Total $ 27,868,405 $ – $ – $ 27,868,405
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,156,826,702 $ – $ – $ 1,156,826,702
Futures Contracts# 9,244 – – 9,244
Total $ 1,156,835,946 $ – $ – $ 1,156,835,946
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 20,189,504 $ – $ – $ 20,189,504
Repurchase Agreement – 18,862 – 18,862
Total $ 20,189,504 $ 18,862 $ – $ 20,208,366
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

54 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Equity Funds (I) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 55
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2025:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 14,257,563
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 9,584,031
Total $ 23,841,594
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (26,845)
Total $ (26,845)
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 3,343,975
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,130,062
Interest rate risk Receivable/payable for variation margin on futures contracts 2,195,316
Total $ 6,669,353
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (931,441)
Total $ (931,441)

56 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2025:
U.S. Equity
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 9,244
Total $ 9,244
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (9,490,003)
Futures Contracts
Equity risk (7,236,620)
Interest rate risk (7,884,392)
Total $ (24,611,015)
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (2,207,240)
Futures Contracts
Equity risk (982,524)
Interest rate risk (1,834,713)
Total $ (5,024,477)
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (170,491)
Total $ (170,491)
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 14,006,637
Futures Contracts
Equity risk 4,097,372
Interest rate risk 13,214,571
Total $ 31,318,580
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 3,274,168
Futures Contracts
Equity risk 1,419,233
Interest rate risk 3,043,423
Total $ 7,736,824

Equity Funds (I) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 57
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2025:
As of June 30, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(f) Securities Lending
During the six months ended June 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
U.S. Equity
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 29,853
Total $ 29,853
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 6,912,214
Average Number of Purchased Option Contracts 2,458
Futures Contracts:
Average Notional Balance Long $ 316,941,213
Average Notional Balance Short $ 24,740,154
U.S. Equity Income
Options:
Average Value Purchased $ 1,609,367
Average Number of Purchased Option Contracts 571
Futures Contracts:
Average Notional Balance Long $ 108,396,195
Average Notional Balance Short $ 48,246,257
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 987,345

58 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
U.S. Core $ 154,566,828
U.S. Equity Income 43,421,656
Digital Evolution Strategy 131,580
US Technology Leaders 18,862

Equity Funds (I) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 59
As of June 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $98,011,924, collateralized by U.S. Government
Treasury Securities, 4.88%, maturing 11/30/2025; total market value $99,960,053.
BNP Paribas Securities Corp., 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $101,012,261, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/30/2025 - 11/15/2054; total market value
$103,020,000.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $139,383,070, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $142,153,358.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $142,017,354, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $144,840,000.
Citi Global Market, Inc., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $172,020,927, collateralized by U.S.
Government Treasury Securities, ranging from 0.38% - 4.00%, maturing 1/31/2026 - 6/30/2028; total market value
$175,440,034.
ING Financial Services LLC, 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $100,012,140, collateralized by U.S.
Government Agency Securities, ranging from 4.00% - 6.00%, maturing 9/1/2047 - 5/1/2055; total market value $102,000,000.
MetLife, Inc., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $55,006,722, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 11/15/2027 - 11/15/2045; total market value $56,129,310.
Pershing LLC, 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $247,030,188, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/7/2025 - 12/20/2073; total market value $251,940,757.
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
BNP Paribas
Securities Corp. 20,000,000 – 20,000,000 (20,000,000) –
Cantor Fitzgerald &
Co. 6,566,828 – 6,566,828 (6,566,828) –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
Citi Global Market,
Inc. 70,000,000 – 70,000,000 (70,000,000) –
ING Financial
Services LLC 10,000,000 – 10,000,000 (10,000,000) –
MetLife, Inc. 18,000,000 – 18,000,000 (18,000,000) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 154,566,828 $ – $ 154,566,828 $ (154,566,828) $ –

60 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
U.S. Equity Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 12,000,000 $ – $ 12,000,000 $ (12,000,000) $ –
BNP Paribas
Securities Corp. 5,000,000 – 5,000,000 (5,000,000) –
Cantor Fitzgerald &
Co. 6,421,656 – 6,421,656 (6,421,656) –
Cantor Fitzgerald &
Co. 15,000,000 – 15,000,000 (15,000,000) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 43,421,656 $ – $ 43,421,656 $ (43,421,656) $ –
Digital Evolution Strategy
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 131,580 $ – $ 131,580 $ (131,580) $ –
Total $ 131,580 $ – $ 131,580 $ (131,580) $ –
US Technology Leaders
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 18,862 $ – $ 18,862 $ (18,862) $ –
Total $ 18,862 $ – $ 18,862 $ (18,862) $ –
* As of June 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds (I) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 61
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

62 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM
US Technology Leaders JPMIM
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%

Equity Funds (I) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 63
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
During the six months ended June 30, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2025, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses from exceeding the amounts listed in the following table until at least April 30, 2026.
Fund Fee Schedule
Advisory Fee
(annual rate)
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
U.S. Core 0.038%
Fund Amount
U.S. Core $ 432,827
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
U.S. Core 0.47% 0.43% 0.42%
U.S. Equity Income 0.57 N/A 0.46
Digital Evolution Strategy 0.75 N/A 0.00
Innovators 0.75 N/A 0.00
Large Cap Growth 0.65 N/A 0.00
U.S. Equity 0.39 N/A 0.39
US Technology Leaders 0.75 N/A 0.00
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Digital Evolution Strategy All Classes 0.56%
Innovators All Classes 0.62
Large Cap Growth All Classes 0.44
U.S. Equity All Classes 0.44
US Technology Leaders All Classes 0.56

64 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
-p
Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2025, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $670,197 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
U.S. Equity Income Class I 0.76%
Class II 0.93%
Class X 0.63%
Class Z 0.88%
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
June 30, 2025
Amount Total
U.S. Core $ 121,528 $ 179,974 $ 174,835 $ 111,783 $ 588,120
U.S. Equity Income — — 154,139 296,289 450,428
Digital Evolution Strategy 71,542(a) 84,036 108,655 59,819 324,052
Innovators 71,714(a) 79,479 104,725 53,356 309,274
Large Cap Growth 70,335(a) 76,855 102,741 76,736 326,667
U.S. Equity 31,102 53,797 35,302 692 120,893
US Technology Leaders 71,678(a) 81,011 115,572 66,716 334,977
(a)
For the period from April 28, 2022 (commencement of operations) through December 31, 2022.
Fund Amount
U.S. Equity
$ 23,700
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Equity Funds (I) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 65
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $8,635.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the six months ended June 30, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.12% of the average daily net assets of Class
X and Class Z shares of each Fund.
For the six months ended June 30, 2025, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2025, each Fund’s total administrative services fees were as follows:
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Digital Evolution Strategy 0.25% N/A
Large Cap Growth 0.25% N/A
U.S. Equity 0.25% N/A
US Technology Leaders 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Digital Evolution Strategy 0.10
Large Cap Growth 0.15
US Technology Leaders 0.10
Fund Amount
U.S. Equity Income $ 25,854
Digital Evolution Strategy 130
Large Cap Growth 208
US Technology Leaders 1
Fund Class I Class II Class X Class Z
U.S. Core 0.15% 0.15 % N/A N/A
U.S. Equity Income 0.25 0.25 0.12% 0.12%
Digital Evolution Strategy N/A 0.25 N/A N/A
Large Cap Growth 0.25 0.25 N/A N/A
U.S. Equity N/A 0.25 N/A N/A
US Technology Leaders N/A 0.25 N/A N/A
N/A — Not Applicable.

66 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
U.S. Core $ 1,708,529
U.S. Equity Income 500,484
Digital Evolution Strategy 326
Innovators N/A
Large Cap Growth 358
U.S. Equity 140,222
US Technology Leaders 2
N/A — Not Applicable.
Fund Purchases
*
Sales
*
U.S. Core $ 141,215,739 $ 134,650,913
U.S. Equity Income 175,650,257 196,373,829
Digital Evolution Strategy 6,224,953 3,856,899
Innovators 4,221,551 3,780,824
Large Cap Growth 16,359,453 7,811,961
U.S. Equity 317,892,627 219,480,488
US Technology Leaders 8,050,519 6,425,435
* Includes purchases and sales of long-term U.S. Government securities, if any.

Equity Funds (I) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 67
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

68 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (I)
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2025, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
As of June 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Digital Evolution Strategy $ 13
Innovators 2
Large Cap Growth 87
U.S. Equity 8,748
US Technology Leaders 193
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 1,241,953,022 $ 1,276,490,544 $ (43,002,463) $ 1,233,488,081
U.S. Equity Income 445,433,329 122,579,413 (9,370,585) 113,208,828
Digital Evolution Strategy 9,707,461 4,786,905 (120,838) 4,666,067
Innovators 6,163,680 2,281,226 (124,508) 2,156,718
Large Cap Growth 20,473,497 7,424,130 (29,222) 7,394,908
U.S. Equity 1,018,091,729 148,364,911 (9,620,694) 138,744,217
US Technology Leaders 13,376,343 6,890,954 (58,931) 6,832,023

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ-1 (8-25)

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (II)
NVIT Allspring Discovery Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT GQG US Quality Equity Fund
(formerly, NVIT Calvert Equity Fund)
NVIT Invesco Small Cap Growth Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Real Estate Fund
NVIT Victory Mid Cap Value Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 46
Statements of Operations 54
Statements of Changes in Net Assets 58
Financial Highlights 70
Notes to Financial Statements 81

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks 98 .7%
Shares Value ($)
BRAZIL 1 .5%
Broadline Retail 1 .5%
MercadoLibre, Inc. * 2,595 6,782,370
CANADA 4 .2%
Commercial Services & Supplies 1 .4%
RB Global, Inc. 59,880 6,358,657
Electronic Equipment, Instruments & Components 1 .5%
Celestica, Inc. *(a) 42,256 6,596,585
Software 1 .3%
Descartes Systems Group, Inc.
(The) *(a) 57,188 5,812,874
18,768,116
DENMARK 1 .1%
Biotechnology 1 .1%
Ascendis Pharma A/S, ADR * 27,446 4,737,180
ISRAEL 1 .8%
Broadline Retail 0 .7%
Global-e Online Ltd. * 90,224 3,026,113
Pharmaceuticals 1 .1%
Teva Pharmaceutical Industries
Ltd., ADR * 285,227 4,780,404
7,806,517
UNITED STATES 90 .1%
Aerospace & Defense 3 .3%
ATI, Inc. * 48,593 4,195,520
Curtiss-Wright Corp. 20,984 10,251,733
14,447,253
Biotechnology 5 .4%
ADMA Biologics, Inc. *(a) 242,288 4,412,064
Insmed, Inc. * 53,224 5,356,463
Natera, Inc. * 31,681 5,352,188
Neurocrine Biosciences, Inc. * 37,194 4,674,914
Vericel Corp. *(a) 103,532 4,405,287
24,200,916
Building Products 0 .7%
AAON, Inc. (a) 43,352 3,197,210
Capital Markets 4 .1%
Morningstar, Inc. 24,512 7,695,052
Robinhood Markets, Inc., Class A * 53,936 5,050,028
Tradeweb Markets, Inc., Class A 37,485 5,487,804
18,232,884
Commercial Services & Supplies 3 .8%
Casella Waste Systems, Inc.,
Class A *(a) 94,520 10,905,718
Tetra Tech, Inc. 170,366 6,126,361
17,032,079
Construction & Engineering 4 .9%
Argan, Inc. 1,605 353,870
Construction Partners, Inc., Class
A *(a) 103,321 10,980,956
EMCOR Group, Inc. 19,410 10,382,215
21,717,041
Consumer Staples Distribution & Retail 0 .9%
BJ's Wholesale Club Holdings,
Inc. * 38,774 4,181,000
Electronic Equipment, Instruments & Components 2 .8%
Novanta, Inc. * 50,321 6,487,886
Teledyne Technologies, Inc. * 11,419 5,850,068
12,337,954
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment 3 .8%
Liberty Media Corp-Liberty Live,
Class C *(a) 101,212 8,214,366
TKO Group Holdings, Inc., Class A 46,906 8,534,547
16,748,913
Financial Services 5 .0%
Affirm Holdings, Inc., Class A *(a) 92,949 6,426,494
Equitable Holdings, Inc. 183,440 10,290,984
Toast, Inc., Class A * 127,904 5,664,868
22,382,346
Ground Transportation 1 .1%
Saia, Inc. * 18,279 5,008,263
Health Care Equipment & Supplies 4 .7%
Glaukos Corp. *(a) 43,166 4,458,616
iRhythm Technologies, Inc. * 58,679 9,034,219
Penumbra, Inc. *(a) 28,712 7,368,361
20,861,196
Health Care Providers & Services 6 .3%
HealthEquity, Inc. *(a) 81,500 8,537,940
Option Care Health, Inc. * 197,915 6,428,279
RadNet, Inc. *(a) 130,215 7,410,536
Tenet Healthcare Corp. * 30,949 5,447,024
27,823,779
Hotels, Restaurants & Leisure 6 .7%
DraftKings, Inc., Class A *(a) 99,220 4,255,546
Dutch Bros, Inc., Class A *(a) 91,847 6,279,579
Hyatt Hotels Corp., Class A (a) 35,124 4,905,067
Viking Holdings Ltd. *(a) 101,648 5,416,822
Wingstop, Inc. 25,839 8,701,025
29,558,039
Household Durables 1 .3%
Taylor Morrison Home Corp.,
Class A * 91,356 5,611,086
Independent Power and Renewable Electricity Producers 1 .8%
Talen Energy Corp. *(a) 27,005 7,852,244
Insurance 1 .2%
Ryan Specialty Holdings, Inc.,
Class A (a) 80,033 5,441,444
Life Sciences Tools & Services 1 .0%
Repligen Corp. * 37,277 4,636,513
Machinery 3 .2%
Esab Corp. 49,715 5,993,143
RBC Bearings, Inc. * 21,057 8,102,734
14,095,877
Metals & Mining 2 .5%
Carpenter Technology Corp. 40,257 11,126,230
Professional Services 1 .4%
Parsons Corp. * 85,537 6,138,990
Real Estate Management & Development 1 .4%
Jones Lang LaSalle, Inc. *(a) 24,530 6,274,283
Semiconductors & Semiconductor Equipment 3 .0%
Entegris, Inc. 53,186 4,289,451
Impinj, Inc. *(a) 37,121 4,123,029
Monolithic Power Systems, Inc. 6,788 4,964,608
13,377,088
Software 12 .1%
Clearwater Analytics Holdings,
Inc., Class A * 308,644 6,768,563
Commvault Systems, Inc. * 44,678 7,788,715

NVIT Allspring Discovery Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
UNITED STATES
Software
CyberArk Software Ltd. * 18,220 7,413,354
Monday.com Ltd. * 21,711 6,827,675
Procore Technologies, Inc. *(a) 107,122 7,329,287
Samsara, Inc., Class A *(a) 135,743 5,399,857
Tyler Technologies, Inc. * 9,566 5,671,107
Varonis Systems, Inc., Class B *(a) 130,343 6,614,907
53,813,465
Specialty Retail 3 .1%
Burlington Stores, Inc. *(a) 20,693 4,814,020
Carvana Co., Class A *(a) 12,377 4,170,554
Chewy, Inc., Class A * 113,632 4,842,995
13,827,569
Trading Companies & Distributors 4 .6%
Applied Industrial Technologies,
Inc. 29,385 6,830,544
Core & Main, Inc., Class A *(a) 59,135 3,568,797
SiteOne Landscape Supply, Inc. * 39,659 4,796,359
Watsco, Inc. 11,892 5,251,745
20,447,445
400,371,107
Total Common Stocks
(cost $324,265,965) 438,465,290
Repurchase Agreements 6 .8%
Principal
Amount ($)
Bank of America NA, 4.38%,
dated 6/30/2025, due
7/1/2025, repurchase price
$10,001,217, collateralized
by U.S. Government Treasury
Securities, 4.88%, maturing
11/30/2025; total market value
$10,200,005.(b)(c) 10,000,000 10,000,000
BNP Paribas Securities Corp.,
4.37%, dated 6/30/2025, due
7/1/2025, repurchase price
$10,001,214, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054; total
market value $10,200,000.
(b)(c) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025, due
7/1/2025, repurchase price
$1,309,314, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $1,335,337.(b)
(c) 1,309,154 1,309,154
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025, due
7/1/2025, repurchase price
$4,000,489, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $4,080,000.(b)
(c) 4,000,000 4,000,000
Pershing LLC, 4.40%, dated
6/30/2025, due 7/1/2025,
repurchase price $5,000,611,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
7/7/2025 - 12/20/2073; total
market value $5,100,015.(b)
(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $30,309,154) 30,309,154
Total Investments
(cost $354,575,119) — 105.5% 468,774,444
Liabilities in excess of other assets — (5.5)% (24,561,817)
NET ASSETS — 100.0%
$444,212,627
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $83,263,121, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $30,309,154 and by $54,681,883 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 6.25%, and maturity dates ranging from
7/15/2025 - 5/15/2054, a total value of $84,991,037.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $30,309,154.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 4.7%
GE Aerospace 39,144 10,075,274
General Dynamics Corp. 18,762 5,472,125
Lockheed Martin Corp. 17,928 8,303,174
Northrop Grumman Corp. 11,564 5,781,769
RTX Corp. 21,659 3,162,647
32,794,989
Banks 0.4%
Cullen/Frost Bankers, Inc.(a) 13,164 1,692,101
First Citizens BancShares,
Inc., Class A 109 213,255
JPMorgan Chase & Co. 1,597 462,986
M&T Bank Corp. 1,122 217,657
2,585,999
Beverages 3.9%
Coca-Cola Co. (The) 132,358 9,364,328
Coca-Cola Consolidated, Inc. 1,510 168,592
Keurig Dr Pepper, Inc. 13,810 456,559
Molson Coors Beverage Co.,
Class B(a) 8,904 428,193
Monster Beverage Corp.*(a) 163,734 10,256,298
PepsiCo, Inc. 51,453 6,793,854
27,467,824
Biotechnology 1.7%
AbbVie, Inc. 1,183 219,589
Alnylam Pharmaceuticals, Inc.* 760 247,828
Natera, Inc.* 4,260 719,684
Neurocrine Biosciences, Inc.* 19,615 2,465,409
United Therapeutics Corp.* 19,015 5,463,960
Vertex Pharmaceuticals, Inc.* 4,055 1,805,286
Viking Therapeutics, Inc.*(a) 26,321 697,507
11,619,263
Broadline Retail 0.1%
Dillard's, Inc., Class A(a) 1,350 564,070
Capital Markets 3.5%
Bank of New York Mellon
Corp. (The)(a) 2,693 245,359
Cboe Global Markets, Inc. 44,672 10,417,957
CME Group, Inc. 38,408 10,586,013
Intercontinental Exchange, Inc. 18,611 3,414,560
24,663,889
Chemicals 1.0%
Corteva, Inc. 24,926 1,857,735
Linde plc 10,688 5,014,596
6,872,331
Commercial Services & Supplies 4.0%
Cintas Corp. 17,936 3,997,396
Copart, Inc.* 60,632 2,975,212
Republic Services, Inc., Class
A 41,200 10,160,332
Rollins, Inc. 13,275 748,976
Waste Management, Inc. 42,963 9,830,794
27,712,710
Communications Equipment 3.1%
Arista Networks, Inc.* 75,797 7,754,791
Cisco Systems, Inc. 154,116 10,692,568
Motorola Solutions, Inc. 5,160 2,169,574
Ubiquiti, Inc.(a) 2,002 824,123
21,441,056
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 4.6%
BJ's Wholesale Club Holdings,
Inc.* 3,990 430,242
Casey's General Stores, Inc. 3,560 1,816,561
Costco Wholesale Corp. 10,431 10,326,064
Kroger Co. (The)(a) 137,270 9,846,377
Walmart, Inc. 101,952 9,968,867
32,388,111
Containers & Packaging 0.4%
AptarGroup, Inc. 2,115 330,850
Packaging Corp. of America 14,863 2,800,932
3,131,782
Diversified Consumer Services 0.1%
Grand Canyon Education,
Inc.* 2,845 537,705
Diversified Telecommunication Services 2.9%
AT&T, Inc. 352,957 10,214,576
Verizon Communications, Inc.
(a) 224,719 9,723,591
19,938,167
Electric Utilities 0.6%
Constellation Energy Corp. 4,684 1,511,808
Duke Energy Corp. 19,144 2,258,992
IDACORP, Inc.(a) 2,860 330,187
4,100,987
Electronic Equipment, Instruments & Components 0.2%
Jabil, Inc. 5,949 1,297,477
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 35,144 1,347,421
Entertainment 3.7%
Electronic Arts, Inc. 59,322 9,473,723
Netflix, Inc.* 2,952 3,953,112
Spotify Technology SA* 14,150 10,857,861
Take-Two Interactive Software,
Inc.* 5,816 1,412,416
25,697,112
Financial Services 2.7%
Fiserv, Inc.* 1,913 329,820
Mastercard, Inc., Class A 14,337 8,056,534
Visa, Inc., Class A(a) 29,121 10,339,411
18,725,765
Food Products 2.7%
Flowers Foods, Inc.(a) 68,867 1,100,495
General Mills, Inc.(a) 50,887 2,636,455
Hershey Co. (The) 24,604 4,083,034
Hormel Foods Corp. 104,076 3,148,299
Kraft Heinz Co. (The) 128,974 3,330,109
Mondelez International, Inc.,
Class A(a) 39,768 2,681,954
Pilgrim's Pride Corp. 22,498 1,011,960
Seaboard Corp. 287 821,164
18,813,470
Ground Transportation 0.3%
Landstar System, Inc. 13,976 1,942,944
U-Haul Holding Co.*(a) 4,550 275,548
2,218,492
Health Care Equipment & Supplies 3.3%
Abbott Laboratories 76,287 10,375,795

NVIT AQR Large Cap Defensive Style Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Becton Dickinson & Co. 12,973 2,234,599
Boston Scientific Corp.* 16,619 1,785,047
Edwards Lifesciences Corp.* 12,445 973,324
Hologic, Inc.* 12,645 823,948
Medtronic plc 40,526 3,532,651
Stryker Corp. 8,166 3,230,715
22,956,079
Health Care Providers & Services 4.7%
Cardinal Health, Inc. 33,504 5,628,672
Cencora, Inc. 13,180 3,952,023
Chemed Corp. 4,929 2,400,078
Cigna Group (The) 5,259 1,738,520
Elevance Health, Inc. 8,193 3,186,749
McKesson Corp. 14,504 10,628,241
Quest Diagnostics, Inc. 1,458 261,901
UnitedHealth Group, Inc. 16,687 5,205,843
33,002,027
Health Care REITs 0.1%
Welltower, Inc. 2,622 403,080
Health Care Technology 0.4%
Veeva Systems, Inc., Class
A*(a) 9,013 2,595,564
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc. 370 2,142,019
Chipotle Mexican Grill, Inc.,
Class A* 56,450 3,169,667
McDonald's Corp. 32,300 9,437,091
14,748,777
Household Durables 0.6%
Garmin Ltd. 19,414 4,052,090
Household Products 3.2%
Church & Dwight Co., Inc. 58,480 5,620,513
Colgate-Palmolive Co. 77,768 7,069,111
Kimberly-Clark Corp. 1,731 223,160
Procter & Gamble Co. (The) 59,408 9,464,883
22,377,667
Insurance 5.7%
Allstate Corp. (The) 18,454 3,714,975
Arch Capital Group Ltd.(a) 29,212 2,659,753
Assured Guaranty Ltd. 2,764 240,744
Chubb Ltd. 27,094 7,849,674
Everest Group Ltd. 7,945 2,700,108
Markel Group, Inc.*(a) 1,456 2,908,156
Marsh & McLennan Cos., Inc. 21,592 4,720,875
Old Republic International
Corp. 24,286 933,554
Progressive Corp. (The) 35,831 9,561,861
Unum Group(a) 23,096 1,865,233
White Mountains Insurance
Group Ltd.(a) 1,527 2,742,064
39,896,997
Interactive Media & Services 3.1%
Alphabet, Inc., Class A 50,568 8,911,599
Meta Platforms, Inc., Class A 16,007 11,814,606
Pinterest, Inc., Class A* 18,434 661,043
21,387,248
IT Services 2.1%
Accenture plc, Class A 13,497 4,034,118
Common Stocks
Shares Value ($)
IT Services
Amdocs Ltd.(a) 8,422 768,423
International Business
Machines Corp. 34,393 10,138,369
14,940,910
Life Sciences Tools & Services 0.8%
Danaher Corp. 13,614 2,689,310
Medpace Holdings, Inc.* 3,685 1,156,574
Thermo Fisher Scientific, Inc. 4,968 2,014,325
5,860,209
Machinery 0.8%
Cummins, Inc. 1,493 488,957
IDEX Corp. 2,089 366,766
Illinois Tool Works, Inc. 19,835 4,904,204
5,759,927
Media 1.2%
Fox Corp., Class A 51,737 2,899,341
New York Times Co. (The),
Class A 93,676 5,243,983
8,143,324
Metals & Mining 0.1%
Royal Gold, Inc. 3,893 692,331
Oil, Gas & Consumable Fuels 5.0%
Chevron Corp. 9,563 1,369,326
Civitas Resources, Inc. 104,461 2,874,767
ConocoPhillips 32,957 2,957,561
Coterra Energy, Inc.(a) 117,435 2,980,500
Devon Energy Corp. 58,016 1,845,489
DT Midstream, Inc.(a) 41,760 4,589,842
EOG Resources, Inc.(a) 77,318 9,248,006
Exxon Mobil Corp. 36,242 3,906,887
Matador Resources Co.(a) 41,501 1,980,428
Texas Pacific Land Corp.(a) 3,212 3,393,125
35,145,931
Pharmaceuticals 3.3%
Eli Lilly & Co. 9,056 7,059,424
Johnson & Johnson 62,254 9,509,298
Merck & Co., Inc. 78,864 6,242,874
22,811,596
Professional Services 4.0%
Automatic Data Processing,
Inc. 27,303 8,420,245
Booz Allen Hamilton Holding
Corp., Class A 20,680 2,153,408
CACI International, Inc., Class
A*(a) 13,311 6,345,354
FTI Consulting, Inc.* 26,144 4,222,256
Leidos Holdings, Inc. 24,234 3,823,156
Paychex, Inc.(a) 2,348 341,540
Verisk Analytics, Inc., Class A 8,292 2,582,958
27,888,917
Semiconductors & Semiconductor Equipment 1.0%
Lattice Semiconductor Corp.* 14,236 697,421
NVIDIA Corp. 34,312 5,420,953
Onto Innovation, Inc.* 5,674 572,677
6,691,051
Software 7.8%
Adobe, Inc.* 1,734 670,850
AppLovin Corp., Class A* 6,313 2,210,055

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Software
Crowdstrike Holdings, Inc.,
Class A* 8,210 4,181,435
Datadog, Inc., Class A* 14,213 1,909,232
Dolby Laboratories, Inc., Class
A 8,637 641,384
Fortinet, Inc.* 32,876 3,475,651
Intuit, Inc. 2,289 1,802,885
Manhattan Associates, Inc.* 1,131 223,339
Microsoft Corp. 19,506 9,702,480
MicroStrategy, Inc., Class
A*(a) 7,322 2,959,772
Nutanix, Inc., Class A* 4,059 310,270
Palantir Technologies, Inc.,
Class A* 2,313 315,308
Palo Alto Networks, Inc.*(a) 4,704 962,627
Roper Technologies, Inc. 15,086 8,551,348
ServiceNow, Inc.* 4,118 4,233,633
Tyler Technologies, Inc.* 6,692 3,967,285
Zoom Communications, Inc.,
Class A*(a) 105,433 8,221,665
54,339,219
Specialty Retail 3.3%
AutoZone, Inc.* 2,636 9,785,438
Murphy USA, Inc. 3,409 1,386,781
O'Reilly Automotive, Inc.* 106,200 9,571,806
TJX Cos., Inc. (The) 3,736 461,359
Williams-Sonoma, Inc. 9,086 1,484,380
22,689,764
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. 44,872 9,206,388
Dell Technologies, Inc., Class
C 51,440 6,306,544
15,512,932
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.* 25,906 2,670,131
Tobacco 2.2%
Altria Group, Inc. 59,912 3,512,641
Philip Morris International, Inc. 64,454 11,739,007
15,251,648
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc. 16,857 4,016,349
Total Common Stocks
(cost $452,962,517) 687,752,388
Repurchase Agreements 3.8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,710,750,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$5,824,253.(b)(c) 5,710,052 5,710,052
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Services LLC,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $20,002,428,
collateralized by U.S.
Government Agency
Securities, ranging from
4.00% - 6.00%, maturing
9/1/2047 - 5/1/2055;
total market value
$20,400,000.(b)(c) 20,000,000 20,000,000
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $1,000,122,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $1,020,003.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $26,710,052) 26,710,052
Total Investments
(cost $479,672,569) — 102.6% 714,462,440
Liabilities in excess of other assets — (2.6)% (17,822,340)
NET ASSETS — 100.0%
$ 696,640,100
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $49,459,864, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $26,710,052 and by $23,341,058 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $50,051,110.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $26,710,052.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT AQR Large Cap Defensive Style Fund - June 30, 2025 (Unaudited) - Statement of Investments - 7
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 13 9/2025 USD 4,064,938 143,795
Net contracts 143,795
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks 94 .9%
Shares Value ($)
Aerospace & Defense 3 .8%
Airbus SE 15,035 3,145,980
Boeing Co. (The)* 14,280 2,992,089
L3Harris Technologies, Inc. 40,245 10,095,056
Lockheed Martin Corp. 5,710 2,644,529
RTX Corp. 17,111 2,498,548
21,376,202
Automobile Components 0 .4%
Lear Corp. 23,786 2,259,194
Automobiles 0 .7%
General Motors Co. 82,911 4,080,050
Banks 12 .1%
Bank of America Corp. 133,210 6,303,497
Citigroup, Inc. 231,064 19,668,168
First Citizens BancShares,
Inc., Class A 8,222 16,086,096
JPMorgan Chase & Co. 24,663 7,150,050
Wells Fargo & Co. 237,480 19,026,898
68,234,709
Beverages 0 .6%
Keurig Dr Pepper, Inc. 96,310 3,184,009
Broadline Retail 2 .5%
Amazon.com, Inc.* 64,405 14,129,813
Building Products 0 .8%
Allegion plc 10,479 1,510,233
Johnson Controls International
plc 28,417 3,001,404
4,511,637
Capital Markets 3 .5%
Carlyle Group, Inc. (The) 115,060 5,914,084
Charles Schwab Corp. (The) 42,221 3,852,244
Intercontinental Exchange, Inc. 53,877 9,884,813
19,651,141
Chemicals 2 .4%
Air Products & Chemicals, Inc.
(a) 15,756 4,444,137
International Flavors &
Fragrances, Inc. 45,012 3,310,633
PPG Industries, Inc. 50,123 5,701,491
13,456,261
Commercial Services & Supplies 0 .8%
Rentokil Initial plc 952,205 4,608,541
Communications Equipment 1 .3%
Cisco Systems, Inc. 103,363 7,171,325
Consumer Finance 0 .4%
Capital One Financial Corp. 11,019 2,344,403
Consumer Staples Distribution & Retail 1 .7%
Dollar General Corp. 85,448 9,773,542
Containers & Packaging 1 .4%
Crown Holdings, Inc. 25,701 2,646,689
Sealed Air Corp. 165,573 5,137,730
7,784,419
Diversified Telecommunication Services 1 .0%
Verizon Communications, Inc. 124,116 5,370,499
Common Stocks
Shares Value ($)
Electric Utilities 2 .9%
American Electric Power Co.,
Inc. 26,689 2,769,251
Edison International 36,814 1,899,602
Evergy, Inc.(a) 40,760 2,809,587
Exelon Corp.(a) 126,210 5,480,038
PG&E Corp. 246,311 3,433,575
16,392,053
Electronic Equipment, Instruments & Components 0 .2%
Ralliant Corp.* 16,859 817,477
Entertainment 1 .9%
Electronic Arts, Inc. 45,335 7,239,999
Walt Disney Co. (The) 28,372 3,518,412
10,758,411
Financial Services 2 .2%
Fidelity National Information
Services, Inc. 114,986 9,361,011
Visa, Inc., Class A 8,944 3,175,567
12,536,578
Food Products 1 .9%
Kraft Heinz Co. (The) 280,642 7,246,176
Lamb Weston Holdings, Inc.(a) 67,316 3,490,335
10,736,511
Ground Transportation 0 .5%
CSX Corp. 92,673 3,023,920
Health Care Equipment & Supplies 5 .3%
Baxter International, Inc. 359,599 10,888,658
Becton Dickinson & Co. 47,442 8,171,885
Medtronic plc 125,520 10,941,578
30,002,121
Health Care Providers & Services 6 .8%
Cardinal Health, Inc. 69,090 11,607,120
Cigna Group (The) 8,729 2,885,633
CVS Health Corp. 200,491 13,829,869
Elevance Health, Inc. 13,665 5,315,138
Labcorp Holdings, Inc. 18,537 4,866,148
38,503,908
Health Care REITs 0 .3%
Healthcare Realty Trust, Inc.,
Class A(a) 113,262 1,796,335
Household Durables 0 .5%
Sony Group Corp. 114,300 2,979,746
Household Products 0 .8%
Henkel AG & Co. KGaA
(Preference)(a) 58,338 4,580,752
Industrial Conglomerates 0 .8%
Honeywell International, Inc. 18,028 4,198,361
Industrial REITs 0 .6%
Rexford Industrial Realty, Inc.
(a) 29,779 1,059,239
STAG Industrial, Inc.(a) 62,415 2,264,416
3,323,655
Insurance 3 .8%
American International Group,
Inc.(a) 61,110 5,230,405
Fidelity National Financial, Inc.
(a) 101,972 5,716,550

NVIT BlackRock Equity Dividend Fund - June 30, 2025 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc(a) 34,560 10,592,640
21,539,595
Interactive Media & Services 2 .0%
Alphabet, Inc., Class C 48,210 8,551,972
Meta Platforms, Inc., Class A 3,970 2,930,217
11,482,189
IT Services 0 .9%
Cognizant Technology
Solutions Corp., Class A 63,340 4,942,420
Leisure Products 1 .1%
Hasbro, Inc.(a) 81,729 6,033,235
Machinery 1 .5%
CNH Industrial NV 207,513 2,689,369
Fortive Corp. 50,576 2,636,527
Westinghouse Air Brake
Technologies Corp. 15,878 3,324,059
8,649,955
Media 2 .3%
Comcast Corp., Class A 261,864 9,345,926
WPP plc 550,794 3,850,095
13,196,021
Metals & Mining 0 .6%
Teck Resources Ltd., Class
B(a) 81,405 3,287,134
Multi-Utilities 1 .7%
Dominion Energy, Inc.(a) 79,660 4,502,383
Sempra 69,855 5,292,914
9,795,297
Oil, Gas & Consumable Fuels 4 .3%
BP plc 2,105,419 10,502,804
Hess Corp. 33,848 4,689,302
Shell plc 259,378 9,089,332
24,281,438
Pharmaceuticals 2 .6%
AstraZeneca plc 25,196 3,513,779
Bristol-Myers Squibb Co. 29,250 1,353,983
Eli Lilly & Co. 3,370 2,627,016
Merck & Co., Inc. 17,300 1,369,468
Pfizer, Inc. 57,450 1,392,588
Sanofi SA 47,945 4,639,040
14,895,874
Professional Services 3 .6%
Leidos Holdings, Inc. 30,499 4,811,523
SS&C Technologies Holdings,
Inc. 183,994 15,234,703
20,046,226
Residential REITs 0 .7%
AvalonBay Communities, Inc.
(a) 17,830 3,628,405
Semiconductors & Semiconductor Equipment 2 .4%
Amkor Technology, Inc.(a) 64,394 1,351,630
Intel Corp. 77,687 1,740,189
NVIDIA Corp. 15,612 2,466,540
STMicroelectronics NV 124,071 3,775,428
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 18,304 4,145,673
13,479,460
Software 2 .7%
Microsoft Corp. 24,658 12,265,136
Salesforce, Inc. 10,510 2,865,972
15,131,108
Specialized REITs 1 .1%
Crown Castle, Inc. 60,855 6,251,634
Technology Hardware, Storage & Peripherals 4 .3%
Hewlett Packard Enterprise
Co. 234,789 4,801,435
HP, Inc. 272,250 6,659,235
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 8,155 8,986,045
Western Digital Corp. 54,886 3,512,155
23,958,870
Tobacco 1 .0%
British American Tobacco plc,
ADR-UK 121,198 5,736,301
Trading Companies & Distributors 0 .2%
WESCO International, Inc. 6,386 1,182,687
Total Common Stocks
(cost $424,135,870) 535,103,422
Master Limited Partnership 0 .8%
Oil, Gas & Consumable Fuels 0 .8%
Enterprise Products Partners
LP 142,623 4,422,739
Total Master Limited Partnership
(cost  $2,549,126)
4,422,739
Repurchase Agreements 4 .1%
Principal
Amount ($)
BofA Securities, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $7,000,852,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 5.56%, maturing
10/20/2034 - 2/20/2070;
total market value
$7,140,000.(b)(c) 7,000,000 7,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $4,198,241,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$4,281,682.(b)(c) 4,197,727 4,197,727

10 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,222,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,000,244,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $2,040,006.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $23,197,727) 23,197,727
Total Investments
(cost $449,882,723) — 99.8% 562,723,888
Other assets in excess of liabilities — 0.2% 1,311,011
NET ASSETS — 100.0%
$ 564,034,899
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $38,620,814, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $23,197,727 and by $16,199,130 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 5/15/2054, a total value of $39,396,857.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $23,197,727.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

NVIT GQG US Quality Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks 97 .6%
Shares Value ($)
Beverages 2 .8%
Coca-Cola Co. (The) 38,526 2,725,715
Broadline Retail 1 .5%
Amazon.com, Inc.* 6,596 1,447,096
Capital Markets 2 .3%
CME Group, Inc. 8,179 2,254,296
Consumer Staples Distribution & Retail 2 .2%
Kroger Co. (The) 29,237 2,097,170
Diversified Telecommunication Services 12 .0%
AT&T, Inc. 226,811 6,563,910
Verizon Communications, Inc. 116,188 5,027,455
11,591,365
Electric Utilities 15 .1%
American Electric Power Co.,
Inc. 39,331 4,080,984
Duke Energy Corp. 22,926 2,705,268
Exelon Corp. 58,211 2,527,522
NextEra Energy, Inc. 32,905 2,284,265
PPL Corp. 37,284 1,263,555
Xcel Energy, Inc. 25,149 1,712,647
14,574,241
Entertainment 4 .2%
Netflix, Inc.* 3,002 4,020,068
Financial Services 2 .1%
Visa, Inc., Class A 5,627 1,997,866
Gas Utilities 0 .9%
Atmos Energy Corp. 5,589 861,321
Health Care Providers & Services 7 .8%
Cigna Group (The) 11,464 3,789,769
Elevance Health, Inc. 3,780 1,470,269
McKesson Corp. 952 697,606
UnitedHealth Group, Inc. 5,170 1,612,885
7,570,529
Insurance 13 .9%
Allstate Corp. (The) 11,415 2,297,954
Common Stocks
Shares Value ($)
Insurance
American International Group,
Inc. 48,395 4,142,128
Cincinnati Financial Corp. 14,735 2,194,336
Progressive Corp. (The) 14,933 3,985,020
Slide Insurance Holdings, Inc.* 36,718 795,312
13,414,750
Interactive Media & Services 3 .7%
Meta Platforms, Inc., Class A 4,886 3,606,308
IT Services 2 .9%
International Business
Machines Corp. 9,596 2,828,709
Multi-Utilities 3 .3%
CenterPoint Energy, Inc. 48,848 1,794,676
DTE Energy Co. 10,750 1,423,945
3,218,621
Oil, Gas & Consumable Fuels 3 .4%
Exxon Mobil Corp. 30,250 3,260,950
Pharmaceuticals 1 .5%
Eli Lilly & Co. 1,858 1,448,367
Semiconductors & Semiconductor Equipment 0 .9%
NVIDIA Corp. 5,795 915,552
Software 4 .2%
Microsoft Corp. 8,208 4,082,741
Tobacco 11 .5%
Altria Group, Inc. 66,238 3,883,534
Philip Morris International, Inc. 39,944 7,275,001
11,158,535
Water Utilities 1 .4%
American Water Works Co.,
Inc. 9,471 1,317,511
Total Investments
(cost $88,941,889) — 97.6% 94,391,711
Other assets in excess of liabilities — 2.4% 2,334,406
NET ASSETS — 100.0%
$ 96,726,117
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Invesco Small Cap Growth Fund
Common Stocks 105 .3%
Shares Value ($)
Aerospace & Defense 10 .0%
Archer Aviation, Inc., Class
A*(a) 103,606 1,124,125
ATI, Inc.* 30,894 2,667,388
Curtiss-Wright Corp. 9,126 4,458,507
Embraer SA, ADR-BR 55,853 3,178,594
Karman Holdings, Inc.*(a) 36,390 1,832,965
Leonardo DRS, Inc. 43,504 2,022,066
Loar Holdings, Inc.*(a) 24,441 2,106,081
Rocket Lab Corp.*(a) 77,452 2,770,458
20,160,184
Automobile Components 0 .2%
Modine Manufacturing Co.* 3,475 342,288
Banks 1 .0%
Bancorp, Inc. (The)* 36,647 2,087,780
Biotechnology 5 .7%
ADMA Biologics, Inc.*(a) 61,854 1,126,361
Blueprint Medicines Corp.* 11,045 1,415,748
Bridgebio Pharma, Inc.* 32,964 1,423,386
Caris Life Sciences, Inc.*(a) 9,099 243,125
Halozyme Therapeutics, Inc.* 23,094 1,201,350
Insmed, Inc.* 25,444 2,560,684
Madrigal Pharmaceuticals,
Inc.* 1,643 497,238
Merus NV* 12,234 643,508
Soleno Therapeutics, Inc.*(a) 4,272 357,908
Twist Bioscience Corp.* 38,442 1,414,281
Vericel Corp.*(a) 17,336 737,647
11,621,236
Broadline Retail 1 .9%
Ollie's Bargain Outlet
Holdings, Inc.* 29,555 3,894,758
Capital Markets 7 .7%
Cohen & Steers, Inc.(a) 11,697 881,369
Evercore, Inc., Class A 8,916 2,407,498
Hamilton Lane, Inc., Class A 20,026 2,846,095
Marex Group plc 41,116 1,622,849
Piper Sandler Cos.(a) 6,579 1,828,567
PJT Partners, Inc., Class A(a) 10,415 1,718,579
StepStone Group, Inc., Class
A 75,883 4,211,507
15,516,464
Commercial Services & Supplies 1 .9%
Casella Waste Systems, Inc.,
Class A*(a) 33,992 3,921,997
Construction & Engineering 5 .7%
Argan, Inc. 5,227 1,152,449
Comfort Systems USA, Inc. 3,987 2,137,869
Construction Partners, Inc.,
Class A*(a) 26,421 2,808,024
Primoris Services Corp. 29,929 2,332,666
Sterling Infrastructure, Inc.* 13,252 3,057,634
11,488,642
Consumer Finance 0 .4%
Enova International, Inc.* 6,573 733,021
Diversified Consumer Services 2 .2%
Duolingo, Inc., Class A* 5,861 2,403,127
Common Stocks
Shares Value ($)
Diversified Consumer Services
Stride, Inc.* 13,510 1,961,517
4,364,644
Electrical Equipment 0 .5%
Powell Industries, Inc.(a) 4,888 1,028,680
Electronic Equipment, Instruments & Components 6 .9%
Badger Meter, Inc. 6,436 1,576,498
Celestica, Inc.*(a) 35,689 5,571,410
Fabrinet*(a) 8,083 2,381,898
Itron, Inc.* 13,461 1,771,871
PAR Technology Corp.*(a) 38,207 2,650,420
13,952,097
Energy Equipment & Services 2 .8%
Archrock, Inc. 89,907 2,232,391
TechnipFMC plc 98,386 3,388,414
5,620,805
Financial Services 2 .3%
Mr. Cooper Group, Inc.* 17,542 2,617,442
Paymentus Holdings, Inc.,
Class A* 59,406 1,945,546
4,562,988
Health Care Equipment & Supplies 3 .2%
Glaukos Corp.*(a) 11,341 1,171,412
Integer Holdings Corp.* 17,191 2,113,977
Lantheus Holdings, Inc.* 7,017 574,412
Merit Medical Systems, Inc.* 20,375 1,904,655
PROCEPT BioRobotics
Corp.*(a) 11,864 683,366
6,447,822
Health Care Providers & Services 9 .2%
Alignment Healthcare, Inc.* 89,784 1,256,976
BrightSpring Health Services,
Inc.* 128,988 3,042,827
Concentra Group Holdings
Parent, Inc.(a) 28,575 587,788
Encompass Health Corp. 42,300 5,187,249
GeneDx Holdings Corp., Class
A*(a) 16,468 1,520,161
Guardant Health, Inc.* 36,524 1,900,709
HealthEquity, Inc.* 28,029 2,936,318
RadNet, Inc.*(a) 38,223 2,175,271
18,607,299
Health Care Technology 1 .1%
Waystar Holding Corp.* 55,714 2,277,031
Hotels, Restaurants & Leisure 6 .7%
Dutch Bros, Inc., Class A* 31,352 2,143,536
Planet Fitness, Inc., Class A* 25,899 2,824,286
Shake Shack, Inc., Class A*(a) 20,359 2,862,476
Sportradar Group AG, Class
A* 92,916 2,609,081
Texas Roadhouse, Inc., Class
A 16,685 3,126,936
13,566,315
Independent Power and Renewable Electricity Producers
1 .3%
Talen Energy Corp.*(a) 8,727 2,537,550
Insurance 1 .0%
Palomar Holdings, Inc.* 12,992 2,004,016

NVIT Invesco Small Cap Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 0 .6%
Repligen Corp.* 10,615 1,320,294
Machinery 8 .2%
Crane Co. 19,684 3,737,795
Esab Corp. 26,308 3,171,429
ESCO Technologies, Inc. 13,979 2,682,151
Federal Signal Corp.(a) 15,907 1,692,823
Mueller Water Products, Inc.,
Class A 88,244 2,121,386
SPX Technologies, Inc.*(a) 19,404 3,253,662
16,659,246
Metals & Mining 2 .8%
Carpenter Technology Corp. 20,211 5,585,916
Office REITs 0 .5%
Highwoods Properties, Inc.(a) 34,793 1,081,714
Personal Care Products 0 .8%
BellRing Brands, Inc.* 27,786 1,609,643
Pharmaceuticals 0 .6%
Axsome Therapeutics, Inc.* 11,653 1,216,457
Professional Services 1 .2%
ExlService Holdings, Inc.* 56,336 2,466,953
Semiconductors & Semiconductor Equipment 6 .3%
Allegro MicroSystems, Inc.*(a) 55,151 1,885,613
Impinj, Inc.*(a) 9,099 1,010,626
MACOM Technology Solutions
Holdings, Inc.* 29,254 4,191,805
Nova Ltd.*(a) 4,305 1,184,736
SiTime Corp.* 14,123 3,009,329
Tower Semiconductor Ltd.* 34,654 1,502,251
12,784,360
Software 11 .8%
Alkami Technology, Inc.*(a) 33,973 1,023,946
Appfolio, Inc., Class A* 4,729 1,088,994
AvePoint, Inc.* 85,424 1,649,537
Cellebrite DI Ltd.* 61,892 990,272
Clearwater Analytics Holdings,
Inc., Class A* 94,516 2,072,736
Commvault Systems, Inc.* 17,358 3,026,020
CyberArk Software Ltd.* 10,707 4,356,464
Intapp, Inc.*(a) 33,502 1,729,373
Pegasystems, Inc. 47,813 2,588,118
Q2 Holdings, Inc.* 38,994 3,649,449
ServiceTitan, Inc., Class A* 15,339 1,644,034
23,818,943
Trading Companies & Distributors 0 .8%
Applied Industrial
Technologies, Inc. 6,635 1,542,306
Total Common Stocks
(cost $163,787,968) 212,821,449
Repurchase Agreements 5 .6%
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $4,000,487,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 5.56%, maturing
10/20/2034 - 2/20/2070;
total market value
$4,080,000.(b)(c) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,363,505,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$2,410,481.(b)(c) 2,363,216 2,363,216
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,000,611,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $5,100,015.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $11,363,216) 11,363,216
Total Investments
(cost $175,151,184) — 110.9% 224,184,665
Liabilities in excess of other assets
— (10.9)% (22,116,912)
NET ASSETS — 100.0%
$ 202,067,753

14 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Invesco Small Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $36,111,168, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $11,363,216 and by $25,555,947 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $36,919,163.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $11,363,216.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
BR Brazil
REIT Real Estate Investment Trust

NVIT Jacobs Levy Large Cap Core Fund - June 30, 2025 (Unaudited) - Statement of Investments - 15
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 1 .3%
Huntington Ingalls Industries,
Inc.(a) 6,147 1,484,255
Leonardo DRS, Inc. 7,027 326,615
Lockheed Martin Corp. 2,938 1,360,705
3,171,575
Air Freight & Logistics 0 .4%
Expeditors International of
Washington, Inc. 8,313 949,760
Automobiles 2 .0%
Ford Motor Co.(a) 129,112 1,400,865
General Motors Co. 68,622 3,376,889
4,777,754
Banks 1 .9%
BOK Financial Corp. 4,764 465,110
Wells Fargo & Co. 49,769 3,987,492
4,452,602
Beverages 1 .0%
Monster Beverage Corp.*(a) 37,385 2,341,796
Biotechnology 1 .6%
Halozyme Therapeutics, Inc.* 5,988 311,496
Incyte Corp.* 15,776 1,074,345
Moderna, Inc.*(a) 11,437 315,547
Vertex Pharmaceuticals, Inc.* 4,844 2,156,549
3,857,937
Broadline Retail 2 .2%
Amazon.com, Inc.*(a) 24,237 5,317,355
Building Products 1 .8%
AAON, Inc.(a) 116 8,555
Builders FirstSource, Inc.* 7,203 840,518
Lennox International, Inc.(a) 3,894 2,232,196
Masco Corp. 18,035 1,160,733
4,242,002
Capital Markets 4 .4%
Bank of New York Mellon
Corp. (The)(a) 46,250 4,213,837
Houlihan Lokey, Inc., Class A 1,986 357,381
Interactive Brokers Group,
Inc., Class A 32,000 1,773,120
MSCI, Inc., Class A 2,140 1,234,224
Northern Trust Corp.(a) 21,068 2,671,212
SEI Investments Co. 2,220 199,489
10,449,263
Chemicals 0 .9%
Celanese Corp., Class A(a) 5,207 288,103
Huntsman Corp. 22,262 231,970
LyondellBasell Industries NV,
Class A(a) 7,117 411,789
Scotts Miracle-Gro Co. (The) 9,358 617,254
Westlake Corp. 8,775 666,286
2,215,402
Commercial Services & Supplies 1 .5%
Cintas Corp. 10,864 2,421,260
Rollins, Inc. 18,724 1,056,408
3,477,668
Communications Equipment 1 .8%
Arista Networks, Inc.* 41,279 4,223,255
Common Stocks
Shares Value ($)
Construction & Engineering 1 .0%
Comfort Systems USA, Inc.(a) 2,284 1,224,704
EMCOR Group, Inc.(a) 2,145 1,147,339
2,372,043
Consumer Staples Distribution & Retail 1 .7%
Costco Wholesale Corp. 2,372 2,348,137
Target Corp. 16,278 1,605,825
3,953,962
Containers & Packaging 0 .4%
Ball Corp. 17,723 994,083
Electrical Equipment 1 .9%
AMETEK, Inc. 3,828 692,715
GE Vernova, Inc. 7,337 3,882,373
4,575,088
Electronic Equipment, Instruments & Components 1 .0%
Jabil, Inc. 10,880 2,372,928
Entertainment 0 .2%
ROBLOX Corp., Class A*(a) 1,429 150,331
Roku, Inc., Class A* 2,613 229,656
379,987
Financial Services 2 .9%
Berkshire Hathaway, Inc.,
Class B*(a) 488 237,056
Corebridge Financial, Inc. 24,349 864,389
Mastercard, Inc., Class A 10,381 5,833,499
6,934,944
Food Products 1 .0%
Freshpet, Inc.*(a) 4,040 274,558
Pilgrim's Pride Corp. 11,528 518,530
Tyson Foods, Inc., Class A 27,832 1,556,922
2,350,010
Ground Transportation 2 .2%
JB Hunt Transport Services,
Inc. 17,073 2,451,683
Landstar System, Inc. 9,276 1,289,550
Old Dominion Freight Line, Inc. 7,835 1,271,620
Ryder System, Inc. 1,000 159,000
5,171,853
Health Care Equipment & Supplies 2 .1%
Align Technology, Inc.* 4,375 828,319
Dexcom, Inc.* 5,477 478,087
Edwards Lifesciences Corp.* 42,651 3,335,735
GE HealthCare Technologies,
Inc.(a) 4,670 345,907
4,988,048
Health Care Providers & Services 2 .3%
McKesson Corp. 5,696 4,173,915
Molina Healthcare, Inc.*(a) 4,584 1,365,574
5,539,489
Hotels, Restaurants & Leisure 2 .8%
Airbnb, Inc., Class A* 686 90,785
Booking Holdings, Inc. 884 5,117,688
Domino's Pizza, Inc.(a) 2,760 1,243,656
Wingstop, Inc. 1,009 339,771
6,791,900
Household Durables 2 .7%
DR Horton, Inc. 5,527 712,541
Garmin Ltd. 9,682 2,020,827

16 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Household Durables
Lennar Corp., Class A 12,845 1,420,785
NVR, Inc.* 192 1,418,047
Whirlpool Corp.(a) 7,709 781,847
6,354,047
Household Products 0 .3%
Church & Dwight Co., Inc. 8,347 802,230
Insurance 5 .6%
Arch Capital Group Ltd.(a) 7,898 719,113
CNA Financial Corp.(a) 8,067 375,358
Everest Group Ltd. 2,331 792,190
Globe Life, Inc. 12,573 1,562,698
MetLife, Inc.(a) 2,359 189,711
Progressive Corp. (The) 15,273 4,075,753
Prudential Financial, Inc.(a) 13,652 1,466,771
RLI Corp. 4,732 341,745
Travelers Cos., Inc. (The) 11,022 2,948,826
W R Berkley Corp. 14,269 1,048,343
13,520,508
Interactive Media & Services 5 .1%
Alphabet, Inc., Class C 27,139 4,814,187
Match Group, Inc.(a) 33,603 1,037,997
Meta Platforms, Inc., Class A 8,685 6,410,312
12,262,496
IT Services 1 .6%
EPAM Systems, Inc.* 520 91,946
VeriSign, Inc. 12,992 3,752,090
3,844,036
Life Sciences Tools & Services 0 .7%
Illumina, Inc.*(a) 5,957 568,357
West Pharmaceutical
Services, Inc. 4,750 1,039,300
1,607,657
Machinery 1 .6%
Cummins, Inc. 845 276,737
Graco, Inc. 8,082 694,810
Otis Worldwide Corp. 28,698 2,841,676
3,813,223
Media 1 .0%
Comcast Corp., Class A 57,443 2,050,141
Trade Desk, Inc. (The), Class
A* 6,413 461,672
2,511,813
Metals & Mining 1 .1%
Commercial Metals Co. 13,466 658,622
Reliance, Inc. 2,521 791,342
Southern Copper Corp. 6,668 674,601
Steel Dynamics, Inc. 4,657 596,143
2,720,708
Multi-Utilities 0 .7%
Public Service Enterprise
Group, Inc. 20,166 1,697,574
Oil, Gas & Consumable Fuels 1 .7%
Comstock Resources, Inc.* 6,462 178,804
Exxon Mobil Corp. 15,720 1,694,616
Phillips 66(a) 13,378 1,595,995
Valero Energy Corp. 4,794 644,409
4,113,824
Common Stocks
Shares Value ($)
Passenger Airlines 0 .5%
Southwest Airlines Co.(a) 37,481 1,215,884
Professional Services 1 .5%
Automatic Data Processing,
Inc.(a) 6,921 2,134,436
FTI Consulting, Inc.* 4,763 769,225
Jacobs Solutions, Inc. 5,849 768,851
3,672,512
Residential REITs 0 .7%
Essex Property Trust, Inc.(a) 6,041 1,712,019
Semiconductors & Semiconductor Equipment 10 .6%
Broadcom, Inc. 3,735 1,029,553
NVIDIA Corp. 125,119 19,767,551
QUALCOMM, Inc. 28,099 4,475,046
25,272,150
Software 11 .2%
Adobe, Inc.* 7,938 3,071,053
Appfolio, Inc., Class A*(a) 2,849 656,068
Dropbox, Inc., Class A* 60,424 1,728,126
Fortinet, Inc.* 29,718 3,141,787
Manhattan Associates, Inc.* 7,459 1,472,929
Microsoft Corp. 24,092 11,983,602
Pegasystems, Inc. 22,886 1,238,819
RingCentral, Inc., Class A* 14,112 400,075
Salesforce, Inc. 10,714 2,921,601
UiPath, Inc., Class A* 24,419 312,563
26,926,623
Specialized REITs 0 .1%
Millrose Properties, Inc., Class
A 6,422 183,091
Specialty Retail 3 .5%
Lowe's Cos., Inc. 5,246 1,163,930
O'Reilly Automotive, Inc.* 41,835 3,770,589
Tractor Supply Co. 45,533 2,402,776
Williams-Sonoma, Inc. 6,321 1,032,662
8,369,957
Technology Hardware, Storage & Peripherals 8 .0%
Apple, Inc. 87,407 17,933,294
NetApp, Inc.(a) 12,194 1,299,271
19,232,565
Textiles, Apparel & Luxury Goods 0 .7%
Columbia Sportswear Co. 6,090 371,977
Deckers Outdoor Corp.* 10,122 1,043,275
NIKE, Inc., Class B 2,193 155,791
1,571,043
Trading Companies & Distributors 0 .4%
Fastenal Co. 25,014 1,050,588
Total Common Stocks
(cost $180,721,627) 238,355,252

NVIT Jacobs Levy Large Cap Core Fund - June 30, 2025 (Unaudited) - Statement of Investments - 17
Repurchase Agreements 9 .0%
Principal
Amount ($) Value ($)
Bank of America NA,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $15,001,825,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025;
total market value
$15,300,008.(b)(c) 15,000,000 15,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,472,838,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$5,581,613.(b)(c) 5,472,170 5,472,170
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $1,000,122,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $21,472,170) 21,472,170
Total Investments
(cost $202,193,797) — 108.6% 259,827,422
Liabilities in excess of other assets — (8.6)% (20,512,056)
NET ASSETS — 100.0%
$ 239,315,366
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $31,929,437, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $21,472,170 and by $11,038,861 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
7/15/2025 - 5/15/2054, a total value of $32,511,031.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $21,472,170.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 95.9%
Shares Value ($)
Aerospace & Defense 1.0%
GE Aerospace 9,496 2,444,176
Leonardo DRS, Inc. 46,888 2,179,354
4,623,530
Automobiles 1.3%
Tesla, Inc.* 18,681 5,934,206
Banks 1.4%
NU Holdings Ltd., Class A* 147,864 2,028,694
Popular, Inc. 39,307 4,332,025
6,360,719
Beverages 1.5%
Monster Beverage Corp.* 107,550 6,736,932
Biotechnology 2.9%
Exelixis, Inc.*(a) 29,200 1,286,990
Halozyme Therapeutics, Inc.* 46,833 2,436,253
Incyte Corp.* 80,008 5,448,545
Natera, Inc.* 4,202 709,886
Sarepta Therapeutics, Inc.* 73,975 1,264,972
Twist Bioscience Corp.* 22,800 838,812
Ultragenyx Pharmaceutical,
Inc.* 28,005 1,018,262
13,003,720
Broadline Retail 3.7%
Amazon.com, Inc.* 50,398 11,056,817
Coupang, Inc.* 155,976 4,673,041
Etsy, Inc.* 26,250 1,316,700
17,046,558
Building Products 1.0%
Lennox International, Inc.(a) 8,225 4,714,899
Capital Markets 2.7%
Houlihan Lokey, Inc., Class A 30,071 5,411,276
Interactive Brokers Group,
Inc., Class A 118,516 6,566,972
MSCI, Inc., Class A 526 303,365
12,281,613
Chemicals 0.0%
†
Innospec, Inc. 1,206 101,412
Commercial Services & Supplies 1.3%
Cintas Corp. 4,589 1,022,750
Rollins, Inc. 88,982 5,020,365
6,043,115
Communications Equipment 1.8%
Arista Networks, Inc.* 78,197 8,000,335
Construction & Engineering 3.5%
Comfort Systems USA, Inc. 14,358 7,698,903
EMCOR Group, Inc. 9,122 4,879,266
MasTec, Inc.* 2,279 388,410
Primoris Services Corp.(a) 39,122 3,049,169
16,015,748
Consumer Finance 1.3%
Ally Financial, Inc. 147,379 5,740,412
Electrical Equipment 1.0%
GE Vernova, Inc. 8,226 4,352,788
Electronic Equipment, Instruments & Components 1.3%
Jabil, Inc. 27,109 5,912,473
Entertainment 2.3%
ROBLOX Corp., Class A* 44,045 4,633,534
Common Stocks
Shares Value ($)
Entertainment
Roku, Inc., Class A* 35,299 3,102,429
Spotify Technology SA* 3,327 2,552,940
10,288,903
Financial Services 1.6%
Marqeta, Inc., Class A* 492,718 2,872,546
Mastercard, Inc., Class A 7,649 4,298,279
7,170,825
Food Products 0.6%
Freshpet, Inc.*(a) 28,605 1,943,996
Pilgrim's Pride Corp. 14,117 634,982
2,578,978
Ground Transportation 0.6%
Lyft, Inc., Class A* 167,441 2,638,870
Old Dominion Freight Line, Inc. 95 15,419
2,654,289
Health Care Equipment & Supplies 1.3%
Dexcom, Inc.* 67,247 5,869,991
Health Care Providers & Services 2.9%
McKesson Corp. 11,105 8,137,522
Molina Healthcare, Inc.* 16,500 4,915,350
13,052,872
Hotels, Restaurants & Leisure 5.4%
Airbnb, Inc., Class A* 27,438 3,631,145
Booking Holdings, Inc. 1,826 10,571,152
Domino's Pizza, Inc. 9,434 4,250,960
DraftKings, Inc., Class A* 37,057 1,589,375
Wingstop, Inc. 13,593 4,577,307
24,619,939
Household Durables 0.2%
Cavco Industries, Inc.*(a) 2,653 1,152,543
Household Products 0.0%
†
Central Garden & Pet Co.,
Class A* 1,240 38,800
Insurance 1.5%
Everest Group Ltd. 4,125 1,401,881
Oscar Health, Inc., Class A*(a) 36,435 781,166
RLI Corp.(a) 29,942 2,162,411
Selective Insurance Group,
Inc. 29,893 2,590,229
6,935,687
Interactive Media & Services 6.6%
Alphabet, Inc., Class C 72,291 12,823,701
Meta Platforms, Inc., Class A 19,874 14,668,801
TripAdvisor, Inc.*(a) 149,063 1,945,272
Yelp, Inc., Class A* 14,505 497,086
29,934,860
IT Services 0.7%
DigitalOcean Holdings, Inc.*(a) 42,023 1,200,177
EPAM Systems, Inc.* 12,289 2,172,941
3,373,118
Life Sciences Tools & Services 0.1%
Medpace Holdings, Inc.* 1,196 375,377
Machinery 1.5%
Atmus Filtration Technologies,
Inc. 58,326 2,124,233
Franklin Electric Co., Inc. 3,748 336,345

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Machinery
Illinois Tool Works, Inc. 17,536 4,335,776
6,796,354
Media 1.0%
Trade Desk, Inc. (The), Class
A* 61,328 4,415,003
Oil, Gas & Consumable Fuels 0.3%
Comstock Resources, Inc.* 32,207 891,168
Gulfport Energy Corp.* 2,335 469,732
Matador Resources Co.(a) 5,423 258,785
1,619,685
Paper & Forest Products 0.3%
Louisiana-Pacific Corp.(a) 16,334 1,404,561
Passenger Airlines 0.8%
Southwest Airlines Co.(a) 106,847 3,466,117
Pharmaceuticals 0.4%
Corcept Therapeutics, Inc.*(a) 15,012 1,101,881
Eli Lilly & Co. 1,042 812,270
1,914,151
Professional Services 1.5%
Insperity, Inc.(a) 33,692 2,025,563
KBR, Inc. 68,212 3,270,083
TriNet Group, Inc.(a) 19,015 1,390,757
6,686,403
Real Estate Management & Development 0.1%
Compass, Inc., Class A*(a) 104,940 659,023
Semiconductors & Semiconductor Equipment 7.5%
Broadcom, Inc. 36,547 10,074,181
Kulicke & Soffa Industries, Inc. 6,297 217,876
NVIDIA Corp. 91,468 14,451,029
QUALCOMM, Inc. 41,508 6,610,564
Silicon Laboratories, Inc.*(a) 17,869 2,633,176
33,986,826
Software 17.5%
Adobe, Inc.* 23,754 9,189,948
Appfolio, Inc., Class A*(a) 4,046 931,713
Atlassian Corp., Class A* 22,172 4,502,911
Blackbaud, Inc.* 6,150 394,892
Dropbox, Inc., Class A* 205,437 5,875,498
Fortinet, Inc.* 69,307 7,327,136
Manhattan Associates, Inc.* 11,004 2,172,960
Microsoft Corp. 56,717 28,211,603
Nutanix, Inc., Class A* 11,274 861,785
Palantir Technologies, Inc.,
Class A* 11,092 1,512,061
Pegasystems, Inc. 84,364 4,566,623
RingCentral, Inc., Class A* 60,116 1,704,289
Salesforce, Inc. 30,567 8,335,315
Teradata Corp.* 63,178 1,409,501
Workiva, Inc., Class A* 38,491 2,634,709
79,630,944
Specialty Retail 3.8%
Carvana Co., Class A*(a) 5,723 1,928,422
O'Reilly Automotive, Inc.* 60,915 5,490,269
RH*(a) 6,988 1,320,802
Tractor Supply Co. 86,810 4,580,964
Wayfair, Inc., Class A* 16,731 855,623
Common Stocks
Shares Value ($)
Specialty Retail
Williams-Sonoma, Inc. 20,580 3,362,154
17,538,234
Technology Hardware, Storage & Peripherals 9.8%
Apple, Inc. 217,489 44,622,218
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp.* 42,909 4,422,631
Trading Companies & Distributors 0.9%
Fastenal Co. 94,220 3,957,240
Total Common Stocks
(cost $347,007,301) 436,034,032
Repurchase Agreements 2.2%
Principal
Amount ($)
BofA Securities, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $1,000,122,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 5.56%, maturing
10/20/2034 - 2/20/2070;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $4,197,246,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$4,280,667.(b)(c) 4,196,733 4,196,733
ING Financial Services LLC,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,000,243,
collateralized by U.S.
Government Agency
Securities, ranging from
4.00% - 6.00%, maturing
9/1/2047 - 5/1/2055; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000

20 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $3,000,367,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $3,060,009.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $10,196,733) 10,196,733
Total Investments
(cost $357,204,034) — 98.1% 446,230,765
Other assets in excess of liabilities — 1.9% 8,777,583
NET ASSETS — 100.0%
$ 455,008,348
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $23,820,916, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $10,196,733 and by $14,005,240 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $24,201,973.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $10,196,733.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 21
OTC Total return swap contracts outstanding as of June 30, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 20,633 39,409 39,409
Akero Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 4,708 13,324 13,324
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2025 3,142 126 126
Appfolio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 7,758 22,886 22,886
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 12,825 37,449 37,449
Atlanta Braves
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 58,009 580 580
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 3,851 2,966 2,966
Atmus Filtration
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 39,544 25,308 25,308
Avidity Biosciences,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 51,966 32,739 32,739
Axos Financial, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 11,537 9,345 9,345
Blackbaud, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 8,246 1,155 1,155
Braze, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 43,148 57,819 57,819
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 27,195 45,688 45,688
Calix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 34,893 65,948 65,948
Cintas Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 5,236 13,142 13,142
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 101,903 7,133 7,133
Crinetics
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 58,895 70,674 70,674
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,586 5,576 5,576
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 37,262 36,144 36,144

22 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 2,412 10,299 10,299
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 34,811 42,818 42,818
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 29,586 51,184 51,184
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 730 3,701 3,701
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 34,350 13,911 13,911
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 69,619 18,101 18,101
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 23,682 2,842 2,842
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 56,892 9,671 9,671
Impinj, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 18,335 13,935 13,935
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 4,772 3,865 3,865
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 18,847 23,936 23,936
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 47,357 56,829 56,829
LCI Industries OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,441 2,122 2,122
Lennox
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,230 8,671 8,671
Leonardo DRS, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 14,287 21,859 21,859
LiveRamp Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 43,935 14,938 14,938
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 29,359 53,140 53,140
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 136,215 5,448 5,448
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 17,757 3,907 3,907

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Medpace Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 10,215 32,382 32,382
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 39,823 91,593 91,593
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 131,596 23,687 23,687
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 10,832 30,763 30,763
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 698 593 593
Northern Oil & Gas,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 17,980 3,236 3,236
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 314,425 78,606 78,606
O'Reilly Automotive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 25,980 25,200 25,200
Palantir
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 65,490 365,434 365,434
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 42,944 34,785 34,785
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 5,745 2,413 2,413
Piper Sandler Cos. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 8,413 27,174 27,174
Protagonist
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 42,290 17,762 17,762
QUALCOMM, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 11,827 19,041 19,041
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 38,757 8,139 8,139
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 57,164 6,859 6,859
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 55,409 31,029 31,029
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 5,658 5,997 5,997
Rollins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,918 796 796

24 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Scholar Rock
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 5,800 2,262 2,262
Selective Insurance
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 8,206 8,452 8,452
Simply Good Foods
Co. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 11,922 3,815 3,815
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 34,307 13,380 13,380
Tidewater, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 9,789 6,656 6,656
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 17,795 22,956 22,956
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 21,952 10,317 10,317
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 102,690 12,323 12,323
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 67,387 4,717 4,717
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 193,661 14,797 14,797
WesBanco, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 48,874 1,955 1,955
Workiva, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 6,292 16,548 16,548
– –
Total unrealized appreciation 1,772,255 1,772,255
– –
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 8,573 (4,715) (4,715)
Addus HomeCare
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 19,952 (1,397) (1,397)
ADMA Biologics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 106,891 (5,344) (5,344)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 11,068 (3,210) (3,210)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 10,836 (74,551) (74,551)
Agilysys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 16,476 (28,010) (28,010)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 65,235 (43,707) (43,707)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 25
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 49,000 (191,590) (191,590)
Arthur J Gallagher
& Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 2,323 (7,062) (7,062)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 12,196 (12,562) (12,562)
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 21,161 (36,820) (36,820)
Burlington Stores,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 8,980 (18,050) (18,050)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 21,367 (1,495) (1,495)
Central Garden &
Pet Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2025 1,234 (247) (247)
Centrus Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 8,950 (130,044) (130,044)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 24,570 (491) (491)
Cleanspark, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 23,856 (8,588) (8,588)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 266,303 (47,935) (47,935)
Coca-Cola Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 6,575 (2,761) (2,761)
Core Natural
Resources, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 28,193 (53,567) (53,567)
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 56,016 (47,614) (47,614)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 726 (820) (820)
Energizer Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 32,057 (7,052) (7,052)
Franklin Electric
Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 2,106 (1,201) (1,201)
Freshworks, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 107,192 (9,648) (9,648)
Howmet Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 18,135 (22,306) (22,306)

26 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 4,626 (12,583) (12,583)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 324,372 (360,053) (360,053)
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,464 (139) (139)
Kratos Defense &
Security Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 62,954 (38,402) (38,402)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 4,871 (10,619) (10,619)
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 1,834 (18,908) (18,908)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 23,882 (2,967) (2,967)
Marqeta, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 10,273 (513) (513)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 16,226 (3,894) (3,894)
MYR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 18,214 (21,128) (21,128)
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 0.71% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 45,868 (62,380) (62,380)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 14,264 (119,675) (119,675)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 11,573 (9,374) (9,374)
PAR Technology
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 32,108 (44,309) (44,309)
PJT Partners, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 8,611 (175) (175)
PROCEPT
BioRobotics Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 37,472 (25,856) (25,856)
Progress Software
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 38,087 (3,047) (3,047)
Rambus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 37,568 (751) (751)
RB Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 20,537 (11,090) (11,090)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 27
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 37,676 (14,694) (14,694)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 24,424 (21,738) (21,738)
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 34,327 (23,428) (23,428)
Tapestry, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 20,920 (14,644) (14,644)
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 13,924 (139) (139)
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 352,432 (31,719) (31,719)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 324,385 (45,414) (45,414)
VSE Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 17,236 (12,410) (12,410)
Wingstop, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 2,249 (23,840) (23,840)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 10,558 (1,161) (1,161)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 59,861 (8,979) (8,979)
– –
Total unrealized depreciation (1,704,816) (1,704,816)
– –
Net unrealized appreciation 67,439 67,439
Financing Costs of Swap Contracts (4,626) (4,626)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 62,813 62,813
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 4.33%
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 96 .9%
Shares Value ($)
Aerospace & Defense 1 .2%
Cadre Holdings, Inc.(a) 56,896 1,812,137
Huntington Ingalls Industries,
Inc.(a) 2,004 483,886
2,296,023
Air Freight & Logistics 0 .1%
Hub Group, Inc., Class A 4,260 142,412
Radiant Logistics, Inc.* 9,079 55,200
197,612
Automobile Components 2 .4%
American Axle &
Manufacturing Holdings,
Inc.* 91,840 374,707
Cooper-Standard Holdings,
Inc.*(a) 9,320 200,380
Dana, Inc. 91,163 1,563,446
Dorman Products, Inc.*(a) 19,182 2,353,056
Stoneridge, Inc.* 8,009 56,383
4,547,972
Banks 10 .9%
1st Source Corp. 470 29,173
Amalgamated Financial Corp.
(a) 6,503 202,894
Amerant Bancorp, Inc., Class
A 12,062 219,890
Banc of California, Inc. 44,620 626,911
Bank of NT Butterfield & Son
Ltd. (The) 14,340 634,975
Bank7 Corp.(a) 360 15,059
BankUnited, Inc. 48,150 1,713,658
BayCom Corp. 860 23,831
BCB Bancorp, Inc. 3,196 26,910
Berkshire Hills Bancorp, Inc. 28,744 719,750
BOK Financial Corp. 1,990 194,284
Business First Bancshares,
Inc. 5,756 141,885
Byline Bancorp, Inc. 4,874 130,282
Capital Bancorp, Inc.(a) 2,375 79,753
Capital City Bank Group, Inc. 3,672 144,493
Central Pacific Financial Corp. 11,316 317,187
Chemung Financial Corp. 500 24,235
Civista Bancshares, Inc. 3,867 89,714
CNB Financial Corp.(a) 3,380 77,267
Community Trust Bancorp, Inc. 6,849 362,449
ConnectOne Bancorp, Inc.(a) 5,702 132,058
Cullen/Frost Bankers, Inc. 1,700 218,518
FB Financial Corp. 17,437 789,896
First Bancorp 90,266 1,880,241
First Bank 1,000 15,470
First Commonwealth Financial
Corp. 6,050 98,192
First Financial Corp. 5,964 323,189
First Internet Bancorp 3,677 98,911
First Savings Financial Group,
Inc. 103 2,579
Flushing Financial Corp. 12,995 154,381
FS Bancorp, Inc. 1,120 44,106
Great Southern Bancorp, Inc.
(a) 1,259 74,004
Guaranty Bancshares, Inc.(a) 932 39,554
Hanmi Financial Corp. 19,973 492,934
Common Stocks
Shares Value ($)
Banks
HBT Financial, Inc. 3,264 82,285
Hilltop Holdings, Inc. 33,375 1,012,931
Home Bancorp, Inc. 843 43,651
HomeTrust Bancshares, Inc. 4,289 160,451
Independent Bank Corp. 8,927 289,324
Investar Holding Corp. 257 4,965
Kearny Financial Corp. 36,195 233,820
Live Oak Bancshares, Inc. 5,460 162,708
Mercantile Bank Corp. 1,860 86,323
Metropolitan Bank Holding
Corp.*(a) 1,390 97,300
Midland States Bancorp, Inc. 9,744 168,766
MVB Financial Corp. 85 1,915
NBT Bancorp, Inc.(a) 4,680 194,454
Nicolet Bankshares, Inc.(a) 1,528 188,677
Northeast Community
Bancorp, Inc. 4,785 111,227
Northfield Bancorp, Inc. 26,211 300,902
Northrim Bancorp, Inc.(a) 2,505 233,616
OceanFirst Financial Corp. 12,100 213,081
OFG Bancorp 31,207 1,335,660
OP Bancorp 1,250 16,237
Orange County Bancorp, Inc. 2,100 54,264
Origin Bancorp, Inc. 1,840 65,762
PCB Bancorp 1,000 20,980
Peapack-Gladstone Financial
Corp. 5,163 145,855
Primis Financial Corp. 5,470 59,350
Prosperity Bancshares, Inc. 5,971 419,403
QCR Holdings, Inc. 2,859 194,126
RBB Bancorp 3,770 64,882
Red River Bancshares, Inc. 100 5,870
Republic Bancorp, Inc., Class
A 1,301 95,116
Sierra Bancorp 2,845 84,468
SmartFinancial, Inc. 1,332 44,995
South Plains Financial, Inc. 2,905 104,696
Texas Capital Bancshares,
Inc.* 24,976 1,983,094
Third Coast Bancshares, Inc.* 7,537 246,234
Tompkins Financial Corp. 3,661 229,655
Towne Bank 5,177 176,950
TriCo Bancshares 3,820 154,672
Trustmark Corp. 1,745 63,623
United Bankshares, Inc.(a) 16,180 589,437
Unity Bancorp, Inc. 2,900 136,532
Veritex Holdings, Inc. 9,140 238,554
WaFd, Inc. 2,920 85,498
Westamerica Bancorp 5,620 272,233
20,613,175
Biotechnology 1 .9%
Akebia Therapeutics, Inc.*(a) 21,300 77,532
Aldeyra Therapeutics, Inc.* 7,500 28,725
Alector, Inc.* 5,400 7,560
Anika Therapeutics, Inc.* 6,037 63,871
Arcturus Therapeutics
Holdings, Inc.*(a) 14,368 186,928
Aurinia Pharmaceuticals, Inc.* 26,075 220,855
CareDx, Inc.* 35,162 687,066
Cargo Therapeutics, Inc.* 15,800 65,096
Caribou Biosciences, Inc.* 95,784 120,688

NVIT Multi-Manager Small Cap Value Fund - June 30, 2025 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Biotechnology
Emergent BioSolutions, Inc.* 6,800 43,384
Enanta Pharmaceuticals, Inc.* 10,737 81,172
Entrada Therapeutics, Inc.*(a) 12,550 84,336
Fate Therapeutics, Inc.* 68,466 76,682
Foghorn Therapeutics, Inc.* 1,500 7,050
Ironwood Pharmaceuticals,
Inc., Class A* 19,749 14,164
iTeos Therapeutics, Inc.*(a) 2,953 29,441
Keros Therapeutics, Inc.* 23,016 307,264
Kodiak Sciences, Inc.*(a) 15,184 56,636
MacroGenics, Inc.* 19,838 24,004
Myriad Genetics, Inc.* 50,100 266,031
Prothena Corp. plc* 32,486 197,190
Sage Therapeutics, Inc.* 36,097 329,205
Tyra Biosciences, Inc.* 14,486 138,631
Vanda Pharmaceuticals, Inc.* 22,470 106,058
Xencor, Inc.*(a) 31,337 246,309
Zentalis Pharmaceuticals, Inc.* 33,225 38,541
3,504,419
Broadline Retail 0 .0%
†
1stdibs.com, Inc.* 7,323 20,138
Dillard's, Inc., Class A(a) 181 75,627
95,765
Building Products 4 .7%
American Woodmark Corp.* 25,457 1,358,640
AZEK Co., Inc. (The), Class A* 47,043 2,556,787
CSW Industrials, Inc.(a) 6,678 1,915,451
Hayward Holdings, Inc.*(a) 180,477 2,490,583
Insteel Industries, Inc. 6,520 242,609
JELD-WEN Holding, Inc.*(a) 96,093 376,684
8,940,754
Capital Markets 1 .3%
SEI Investments Co. 1,250 112,325
Virtus Investment Partners,
Inc. 13,447 2,439,286
2,551,611
Chemicals 3 .9%
AdvanSix, Inc.(a) 4,920 116,850
American Vanguard Corp.* 16,560 64,915
Ashland, Inc. 25,056 1,259,816
Core Molding Technologies,
Inc.* 6,300 104,517
Element Solutions, Inc.(a) 161,026 3,647,239
Huntsman Corp. 9,380 97,740
Koppers Holdings, Inc. 6,242 200,680
Kronos Worldwide, Inc.(a) 19,055 118,141
Origin Materials, Inc.*(a) 8,219 3,971
Quaker Chemical Corp.(a) 11,702 1,309,922
Rayonier Advanced Materials,
Inc.* 48,104 185,200
Scotts Miracle-Gro Co. (The) 3,013 198,738
Valhi, Inc.(a) 1,103 17,824
7,325,553
Commercial Services & Supplies 1 .3%
ACCO Brands Corp. 5,000 17,900
Ennis, Inc.(a) 7,107 128,921
Healthcare Services Group,
Inc.* 32,400 486,972
Steelcase, Inc., Class A 57,458 599,287
Common Stocks
Shares Value ($)
Commercial Services & Supplies
UniFirst Corp. 6,833 1,286,107
2,519,187
Communications Equipment 0 .8%
ADTRAN Holdings, Inc.* 1,650 14,801
Aviat Networks, Inc.* 15,328 368,638
Inseego Corp.* 4,800 39,552
NETGEAR, Inc.* 35,011 1,017,770
Ribbon Communications, Inc.* 41,120 164,891
1,605,652
Construction & Engineering 1 .3%
Great Lakes Dredge & Dock
Corp.* 2,700 32,913
Matrix Service Co.* 16,973 229,305
Orion Group Holdings, Inc.*(a) 33,083 300,063
Tutor Perini Corp.* 38,657 1,808,375
2,370,656
Consumer Finance 2 .3%
Atlanticus Holdings Corp.* 1,300 71,175
Bread Financial Holdings, Inc. 31,367 1,791,683
Green Dot Corp., Class A* 47,586 512,977
LendingTree, Inc.* 8,581 318,098
PRA Group, Inc.* 34,630 510,792
PROG Holdings, Inc. 35,490 1,041,632
Regional Management Corp. 4,180 122,098
4,368,455
Consumer Staples Distribution & Retail 0 .3%
Andersons, Inc. (The) 9,823 360,995
PriceSmart, Inc.(a) 2,452 257,558
618,553
Containers & Packaging 0 .1%
AptarGroup, Inc. 1,450 226,824
Distributors 0 .2%
A-Mark Precious Metals, Inc.
(a) 12,954 287,320
Diversified REITs 0 .0%
†
Alpine Income Property Trust,
Inc. 4,850 71,344
Diversified Telecommunication Services 0 .3%
ATN International, Inc. 10,367 168,464
Bandwidth, Inc., Class A* 24,702 392,762
Liberty Latin America Ltd.,
Class C* 11,500 71,530
632,756
Electronic Equipment, Instruments & Components 3 .9%
Cognex Corp. 10,117 320,911
ePlus, Inc.*(a) 46,634 3,362,312
Insight Enterprises, Inc.* 11,972 1,653,154
Jabil, Inc. 2,661 580,364
PC Connection, Inc. 6,167 405,665
Rogers Corp.* 5,934 406,360
ScanSource, Inc.* 11,168 466,934
SmartRent, Inc., Class A* 87,200 86,328
7,282,028
Energy Equipment & Services 0 .7%
DMC Global, Inc.* 14,297 115,234
Liberty Energy, Inc., Class A 58,788 674,886
Oil States International, Inc.* 4,993 26,762
ProPetro Holding Corp.*(a) 8,100 48,357

30 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Ranger Energy Services, Inc.,
Class A 16,808 200,688
RPC, Inc.(a) 65,732 310,912
1,376,839
Entertainment 0 .3%
Eventbrite, Inc., Class A* 23,968 63,036
Madison Square Garden
Entertainment Corp., Class
A* 1,649 65,910
Playstudios, Inc.* 13,740 17,999
Playtika Holding Corp. 8,882 42,012
Roku, Inc., Class A* 5,375 472,409
661,366
Financial Services 1 .6%
Compass Diversified Holdings 23,768 149,263
Enact Holdings, Inc. 23,263 864,220
Jack Henry & Associates, Inc.
(a) 1,167 210,258
Marqeta, Inc., Class A* 130,264 759,439
Merchants Bancorp 12,085 399,651
Onity Group, Inc.* 3,057 116,686
Paysafe Ltd.*(a) 37,377 471,698
2,971,215
Food Products 1 .6%
Calavo Growers, Inc.(a) 15,740 418,527
Dole plc 31,664 442,979
Fresh Del Monte Produce, Inc. 1,069 34,657
Lancaster Colony Corp. 9,583 1,655,655
Limoneira Co. 1,650 25,822
Pilgrim's Pride Corp. 8,993 404,505
2,982,145
Gas Utilities 0 .3%
Northwest Natural Holding
Co.(a) 7,984 317,124
Southwest Gas Holdings, Inc. 2,640 196,390
513,514
Ground Transportation 3 .0%
ArcBest Corp.(a) 11,686 899,939
Covenant Logistics Group,
Inc., Class A 14,716 354,803
Heartland Express, Inc. 26,938 232,744
Landstar System, Inc. 19,333 2,687,674
Lyft, Inc., Class A* 42,233 665,592
Marten Transport Ltd. 23,900 310,461
Werner Enterprises, Inc. 18,969 518,992
5,670,205
Health Care Equipment & Supplies 2 .2%
ICU Medical, Inc.*(a) 22,744 3,005,620
Inogen, Inc.* 24,800 174,344
OraSure Technologies, Inc.* 72,958 218,874
Orthofix Medical, Inc.* 15,722 175,300
Varex Imaging Corp.* 50,775 440,219
Zimvie, Inc.* 7,237 67,666
4,082,023
Health Care Providers & Services 5 .3%
Addus HomeCare Corp.*(a) 47,551 5,477,400
Aveanna Healthcare Holdings,
Inc.* 8,342 43,629
Ensign Group, Inc. (The) 23,602 3,640,844
Common Stocks
Shares Value ($)
Health Care Providers & Services
LifeStance Health Group, Inc.* 10,952 56,622
Pennant Group, Inc. (The)* 25,549 762,637
9,981,132
Health Care REITs 0 .1%
Community Healthcare Trust,
Inc. 11,300 187,919
Health Care Technology 0 .1%
HealthStream, Inc. 7,682 212,561
Hotel & Resort REITs 2 .0%
Apple Hospitality REIT, Inc.(a) 57,700 673,359
Chatham Lodging Trust 22,612 157,605
RLJ Lodging Trust(a) 76,922 559,992
Summit Hotel Properties, Inc.
(a) 37,500 190,875
Sunstone Hotel Investors, Inc.
(a) 144,882 1,257,576
Xenia Hotels & Resorts, Inc.(a) 77,896 979,153
3,818,560
Hotels, Restaurants & Leisure 1 .6%
Life Time Group Holdings,
Inc.* 31,360 951,149
Wyndham Hotels & Resorts,
Inc. 26,292 2,135,173
3,086,322
Household Durables 3 .7%
Cricut, Inc., Class A(a) 30,100 203,777
Ethan Allen Interiors, Inc. 14,943 416,163
Flexsteel Industries, Inc.(a) 1,826 65,791
GoPro, Inc., Class A* 73,867 55,940
Helen of Troy Ltd.* 7,490 212,566
Installed Building Products,
Inc. 1,784 321,691
iRobot Corp.*(a) 39,100 122,383
KB Home 20,207 1,070,365
La-Z-Boy, Inc. 9,520 353,858
Meritage Homes Corp. 25,484 1,706,663
Sonos, Inc.* 45,650 493,477
Taylor Morrison Home Corp.,
Class A* 20,529 1,260,891
Traeger, Inc.* 8,758 14,976
Tri Pointe Homes, Inc.* 19,613 626,635
Universal Electronics, Inc.* 3,420 22,640
6,947,816
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Industrial REITs 0 .0%
†
Plymouth Industrial REIT, Inc.
(a) 400 6,424
Insurance 7 .2%
American Coastal Insurance
Corp. 5,742 63,851
Bowhead Specialty Holdings,
Inc.* 428 16,063
CNO Financial Group, Inc. 35,392 1,365,423
Donegal Group, Inc., Class
A(a) 9,965 199,549

NVIT Multi-Manager Small Cap Value Fund - June 30, 2025 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Insurance
eHealth, Inc.* 9,000 39,150
Employers Holdings, Inc. 15,485 730,582
Fidelis Insurance Holdings Ltd. 49,262 816,764
Genworth Financial, Inc.,
Class A* 40,694 316,599
Globe Life, Inc. 3,367 418,485
Greenlight Capital Re Ltd.,
Class A* 4,124 59,262
Heritage Insurance Holdings,
Inc.*(a) 26,468 660,112
Horace Mann Educators Corp. 1,320 56,721
James River Group Holdings
Ltd. 23,940 140,289
Mercury General Corp. 10,968 738,585
Reinsurance Group of
America, Inc. 5,551 1,101,096
RLI Corp. 1,706 123,207
Safety Insurance Group, Inc. 4,890 388,217
Selectquote, Inc.* 24,564 58,462
SiriusPoint Ltd.* 24,797 505,611
Skyward Specialty Insurance
Group, Inc.* 50,112 2,895,973
United Fire Group, Inc. 7,353 211,031
Universal Insurance Holdings,
Inc. 15,116 419,167
White Mountains Insurance
Group Ltd. 1,220 2,190,778
13,514,977
Interactive Media & Services 0 .2%
Match Group, Inc. 4,331 133,785
Nextdoor Holdings, Inc.* 92,000 152,720
Teads Holding Co.*(a) 20,963 51,988
Webtoon Entertainment,
Inc.*(a) 8,700 78,996
417,489
IT Services 0 .2%
Rackspace Technology,
Inc.*(a) 81,300 104,064
Unisys Corp.* 50,791 230,083
334,147
Leisure Products 0 .9%
American Outdoor Brands,
Inc.* 1,398 14,609
Funko, Inc., Class A*(a) 42,354 201,605
Johnson Outdoors, Inc., Class
A(a) 3,059 92,596
YETI Holdings, Inc.* 42,864 1,351,073
1,659,883
Life Sciences Tools & Services 0 .7%
10X Genomics, Inc., Class
A*(a) 77,612 898,747
Codexis, Inc.*(a) 39,456 96,272
Cytek Biosciences, Inc.*(a) 51,563 175,314
OmniAb, Inc.*(a) 52,136 90,717
Personalis, Inc.* 766 5,025
1,266,075
Machinery 2 .8%
Astec Industries, Inc. 11,871 494,902
Columbus McKinnon Corp. 5,519 84,275
Common Stocks
Shares Value ($)
Machinery
Donaldson Co., Inc. 1,618 112,208
Graco, Inc. 3,274 281,466
Hillman Solutions Corp.* 318,466 2,273,847
Hyster-Yale, Inc. 5,340 212,425
L B Foster Co., Class A* 1,400 30,618
Lindsay Corp. 2,079 299,896
Manitowoc Co., Inc. (The)* 31,542 379,135
Mayville Engineering Co., Inc.* 8,851 141,262
Miller Industries, Inc. 2,022 89,898
Shyft Group, Inc. (The)(a) 2,386 29,921
Wabash National Corp.(a) 59,798 635,653
Worthington Enterprises, Inc. 2,450 155,918
5,221,424
Media 0 .6%
AMC Networks, Inc., Class
A*(a) 22,325 139,978
Gray Media, Inc. 5,200 23,556
iHeartMedia, Inc., Class A*(a) 7,400 13,024
PubMatic, Inc., Class A* 29,278 364,218
Scholastic Corp.(a) 27,918 585,720
1,126,496
Metals & Mining 1 .7%
Caledonia Mining Corp. plc 3,850 74,382
Commercial Metals Co. 16,474 805,743
Compass Minerals
International, Inc.*(a) 2,200 44,198
Olympic Steel, Inc. 10,194 332,223
Reliance, Inc. 586 183,945
Ryerson Holding Corp.(a) 20,860 449,950
SSR Mining, Inc.* 25,733 327,839
SunCoke Energy, Inc. 74,948 643,803
Worthington Steel, Inc. 13,820 412,251
3,274,334
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
AG Mortgage Investment
Trust, Inc.(a) 2,900 21,895
Claros Mortgage Trust, Inc. 2,900 8,265
30,160
Multi-Utilities 0 .7%
Avista Corp. 34,600 1,313,070
Office REITs 0 .4%
Easterly Government
Properties, Inc., Class A(a) 28,868 640,870
Orion Properties, Inc. 41,500 88,395
729,265
Oil, Gas & Consumable Fuels 2 .6%
Amplify Energy Corp.* 55,282 176,902
Berry Corp.(a) 50,600 140,162
BKV Corp.*(a) 1,600 38,592
Comstock Resources, Inc.* 40,452 1,119,307
Excelerate Energy, Inc., Class
A(a) 21,010 616,013
Granite Ridge Resources, Inc.
(a) 32,000 203,840
REX American Resources
Corp.* 2,300 112,033
Teekay Tankers Ltd., Class
A(a) 26,405 1,101,617

32 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
World Kinect Corp.(a) 47,011 1,332,762
4,841,228
Paper & Forest Products 0 .5%
Clearwater Paper Corp.* 15,683 427,205
Louisiana-Pacific Corp. 6,148 528,666
955,871
Passenger Airlines 1 .1%
Allegiant Travel Co.*(a) 22,222 1,221,099
JetBlue Airways Corp.*(a) 192,199 813,002
2,034,101
Personal Care Products 1 .8%
Herbalife Ltd.* 66,117 569,929
Interparfums, Inc.(a) 16,881 2,216,644
Medifast, Inc.*(a) 6,121 86,000
Nature's Sunshine Products,
Inc.* 4,838 71,554
USANA Health Sciences, Inc.* 16,076 490,800
3,434,927
Pharmaceuticals 1 .5%
Arvinas, Inc.* 12,866 94,694
Atea Pharmaceuticals, Inc.* 8,566 30,838
BioAge Labs, Inc.*(a) 9,700 40,061
Biote Corp., Class A*(a) 6,506 26,154
Ligand Pharmaceuticals, Inc.* 6,849 778,594
Nektar Therapeutics* 3,670 94,833
Pacira BioSciences, Inc.*(a) 64,949 1,552,281
Phibro Animal Health Corp.,
Class A 7,640 195,125
SIGA Technologies, Inc. 15,604 101,738
2,914,318
Professional Services 4 .0%
Barrett Business Services, Inc.
(a) 6,110 254,726
CBIZ, Inc.* 3,136 224,883
Conduent, Inc.* 120,866 319,086
Forrester Research, Inc.* 2,500 24,750
FTI Consulting, Inc.* 1,296 209,304
Heidrick & Struggles
International, Inc. 5,591 255,844
IBEX Holdings Ltd.* 7,663 222,993
ICF International, Inc. 10,459 885,982
Kelly Services, Inc., Class A 20,337 238,146
Mistras Group, Inc.* 9,800 78,498
Resources Connection, Inc. 24,450 131,296
Skillsoft Corp.* 1,000 15,970
TrueBlue, Inc.* 21,068 136,521
Verra Mobility Corp., Class A* 179,546 4,558,673
7,556,672
Real Estate Management & Development 1 .9%
Cushman & Wakefield plc* 243,301 2,693,342
Forestar Group, Inc.* 16,688 333,760
Howard Hughes Holdings,
Inc.* 3,526 238,005
Kennedy-Wilson Holdings, Inc.
(a) 6,700 45,560
Newmark Group, Inc., Class A 2,227 27,058
Opendoor Technologies,
Inc.*(a) 159,508 85,018
Common Stocks
Shares Value ($)
Real Estate Management & Development
RE/MAX Holdings, Inc., Class
A* 9,769 79,911
RMR Group, Inc. (The), Class
A(a) 6,824 111,572
3,614,226
Residential REITs 0 .1%
Equity LifeStyle Properties,
Inc. 3,268 201,537
NexPoint Residential Trust,
Inc. 1,287 42,883
244,420
Retail REITs 1 .1%
Curbline Properties Corp.(a) 8,760 199,991
InvenTrust Properties Corp. 32,506 890,664
Macerich Co. (The)(a) 26,836 434,207
Phillips Edison & Co., Inc. 4,907 171,892
SITE Centers Corp.(a) 8,125 91,894
Whitestone REIT 23,359 291,520
2,080,168
Semiconductors & Semiconductor Equipment 0 .1%
Ambarella, Inc.* 622 41,092
Amkor Technology, Inc. 4,540 95,295
136,387
Software 2 .0%
Arteris, Inc.* 15,800 150,574
CS Disco, Inc.* 7,217 31,538
Dropbox, Inc., Class A* 33,477 957,442
Meridianlink, Inc.*(a) 113,071 1,835,142
N-able, Inc.*(a) 36,597 296,436
ON24, Inc.*(a) 12,632 68,592
Rimini Street, Inc.* 18,130 68,350
Telos Corp.* 21,198 67,198
Xperi, Inc.*(a) 30,622 242,220
3,717,492
Specialized REITs 0 .0%
†
Uniti Group, Inc.* 7,000 30,240
Specialty Retail 3 .1%
1-800-Flowers.com, Inc.,
Class A*(a) 1,700 8,364
America's Car-Mart, Inc.*(a) 32,279 1,808,915
BARK, Inc.* 59,175 52,044
Designer Brands, Inc., Class
A(a) 32,100 76,398
Genesco, Inc.*(a) 15,793 310,964
Haverty Furniture Cos., Inc.(a) 14,984 304,924
Lands' End, Inc.*(a) 12,050 129,056
Leslie's, Inc.*(a) 81,000 34,012
ODP Corp. (The)*(a) 8,950 162,264
Shoe Carnival, Inc.(a) 11,642 217,822
Sleep Number Corp.*(a) 28,408 191,896
Sonic Automotive, Inc., Class
A(a) 17,951 1,434,823
Stitch Fix, Inc., Class A* 128,369 474,965
ThredUp, Inc., Class A* 16,500 123,585
Winmark Corp.(a) 509 192,204
Zumiez, Inc.*(a) 24,954 330,890
5,853,126

NVIT Multi-Manager Small Cap Value Fund - June 30, 2025 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 0 .3%
Xerox Holdings Corp.(a) 90,511 476,993
Textiles, Apparel & Luxury Goods 0 .3%
G-III Apparel Group Ltd.* 8,200 183,680
Movado Group, Inc.(a) 18,919 288,515
Superior Group of Cos., Inc.(a) 3,725 38,367
510,562
Trading Companies & Distributors 1 .1%
BlueLinx Holdings, Inc.* 4,710 350,330
Boise Cascade Co. 1,957 169,907
DNOW, Inc.* 57,015 845,532
Hudson Technologies, Inc.* 26,272 213,329
NPK International, Inc.* 42,100 358,271
Watsco, Inc. 365 161,191
2,098,560
Water Utilities 0 .5%
American States Water Co. 7,539 577,940
California Water Service
Group 8,740 397,495
975,435
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 10,607 187,532
Total Common Stocks
(cost $168,473,895) 183,103,278
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreement 3 .5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $6,526,802,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$6,656,524.(b)(c) 6,526,004 6,526,004
Total Repurchase Agreement
(cost $6,526,004) 6,526,004
Total Investments
(cost $175,006,008) — 100.4% 189,629,282
Liabilities in excess of other assets — (0.4)% (841,758)
NET ASSETS — 100.0%
$ 188,787,524
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $33,868,545, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $6,526,004 and by $28,387,472 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $34,913,476.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $6,526,004.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 102 .7%
Shares Value ($)
AUSTRALIA 0 .0%
†
Capital Markets 0 .0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0 .3%
Banks 0 .3%
Bank of NT Butterfield & Son Ltd.
(The) 26,514 1,174,040
BRAZIL 0 .6%
Aerospace & Defense 0 .6%
Embraer SA, ADR (a) 36,554 2,080,288
CANADA 1 .7%
Biotechnology 0 .1%
Aurinia Pharmaceuticals, Inc. * 42,724 361,872
Electronic Equipment, Instruments & Components 1 .0%
Celestica, Inc. *(a) 23,338 3,643,295
Oil, Gas & Consumable Fuels 0 .6%
Teekay Tankers Ltd., Class A (a) 47,112 1,965,513
5,970,680
IRELAND 0 .1%
Biotechnology 0 .1%
Prothena Corp. plc * 48,078 291,833
ISRAEL 0 .7%
Semiconductors & Semiconductor Equipment 0 .5%
Nova Ltd. *(a) 2,784 766,157
Tower Semiconductor Ltd. * 23,195 1,005,503
1,771,660
Software 0 .2%
Cellebrite DI Ltd. * 39,878 638,048
2,409,708
JAPAN 0 .4%
Semiconductors & Semiconductor Equipment 0 .4%
Allegro MicroSystems, Inc. *(a) 35,636 1,218,395
NETHERLANDS 0 .1%
Biotechnology 0 .1%
Merus NV * 7,941 417,697
NORWAY 0 .1%
Oil, Gas & Consumable Fuels 0 .1%
SFL Corp. Ltd. (a) 42,427 353,417
PUERTO RICO 1 .9%
Banks 1 .8%
First Bancorp (a) 170,917 3,560,202
OFG Bancorp 61,143 2,616,920
6,177,122
Diversified Telecommunication Services 0 .1%
Liberty Latin America Ltd., Class
C * 44,982 279,788
6,456,910
SOUTH AFRICA 0 .0%
†
Metals & Mining 0 .0%
†
Caledonia Mining Corp. plc 7,888 152,396
SOUTH KOREA 0 .0%
†
Interactive Media & Services 0 .0%
†
Webtoon Entertainment, Inc. *(a) 15,590 141,557
SWEDEN 0 .1%
Insurance 0 .1%
SiriusPoint Ltd. * 8,950 182,491
Common Stocks
Shares Value ($)
SWITZERLAND 0 .5%
Hotels, Restaurants & Leisure 0 .5%
Sportradar Group AG, Class A * 60,276 1,692,550
THAILAND 0 .5%
Electronic Equipment, Instruments & Components 0 .5%
Fabrinet *(a) 5,221 1,538,524
Oil, Gas & Consumable Fuels 0 .0%
†
BKV Corp. *(a) 3,000 72,360
1,610,884
UNITED KINGDOM 1 .4%
Capital Markets 0 .3%
Marex Group plc 26,320 1,038,850
Energy Equipment & Services 0 .7%
TechnipFMC plc 62,987 2,169,273
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
Insurance 0 .4%
Fidelis Insurance Holdings Ltd. (a) 84,940 1,408,305
4,616,428
UNITED STATES 94 .3%
Aerospace & Defense 3 .3%
Archer Aviation, Inc., Class A *(a) 67,041 727,395
ATI, Inc. * 20,440 1,764,790
Curtiss-Wright Corp. 6,251 3,053,926
Karman Holdings, Inc. *(a) 23,606 1,189,034
Leonardo DRS, Inc. 28,221 1,311,712
Loar Holdings, Inc. *(a) 15,373 1,324,691
Rocket Lab Corp. *(a) 51,539 1,843,550
11,215,098
Air Freight & Logistics 0 .1%
Hub Group, Inc., Class A 9,234 308,693
Radiant Logistics, Inc. * 18,440 112,115
420,808
Automobile Components 1 .2%
American Axle & Manufacturing
Holdings, Inc. * 191,692 782,103
Cooper-Standard Holdings, Inc.
*(a) 14,766 317,469
Dana, Inc. 156,225 2,679,259
Modine Manufacturing Co. * 2,270 223,595
Stoneridge, Inc. * 12,190 85,818
4,088,244
Banks 9 .9%
1st Source Corp. 1,300 80,691
Amalgamated Financial Corp. (a) 11,632 362,918
Amerant Bancorp, Inc., Class A 18,027 328,632
Banc of California, Inc. 84,700 1,190,035
Bancorp, Inc. (The) *(a) 22,970 1,308,601
Bank7 Corp. 2,940 122,980
BankUnited, Inc. 91,549 3,258,229
Bankwell Financial Group, Inc. (a) 1,851 66,692
BayCom Corp. 2,023 56,057
BCB Bancorp, Inc. 7,431 62,569
Berkshire Hills Bancorp, Inc. 52,714 1,319,959
BOK Financial Corp. 3,380 329,989
Business First Bancshares, Inc. 7,174 176,839
Byline Bancorp, Inc. 13,352 356,899
Capital Bancorp, Inc. (a) 1,992 66,891

NVIT Multi-Manager Small Company Fund - June 30, 2025 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Capital City Bank Group, Inc. 6,687 263,133
Central Pacific Financial Corp. 23,426 656,631
Chemung Financial Corp. 881 42,702
Civista Bancshares, Inc. 5,763 133,702
Community Trust Bancorp, Inc. 12,640 668,909
ConnectOne Bancorp, Inc. (a) 10,158 235,259
Cullen/Frost Bankers, Inc. (a) 3,183 409,143
Enterprise Financial Services
Corp. 8,706 479,701
FB Financial Corp. 32,354 1,465,636
First Bank 1,200 18,564
First Business Financial Services,
Inc. 2,511 127,207
First Commonwealth Financial
Corp. 11,350 184,211
First Financial Corp. 9,106 493,454
First Internet Bancorp 7,101 191,017
First Savings Financial Group, Inc. 1,238 31,000
Flushing Financial Corp. 33,178 394,155
FS Bancorp, Inc. 2,350 92,543
Great Southern Bancorp, Inc. (a) 2,833 166,524
Guaranty Bancshares, Inc. 971 41,209
Hanmi Financial Corp. 37,728 931,127
HBT Financial, Inc. 6,368 160,537
Hilltop Holdings, Inc. 61,777 1,874,932
Home Bancorp, Inc. 1,500 77,670
HomeTrust Bancshares, Inc. (a) 8,347 312,261
Independent Bank Corp. 16,000 518,560
Kearny Financial Corp. 72,748 469,952
Live Oak Bancshares, Inc. 10,468 311,946
Mercantile Bank Corp. 3,127 145,124
Metropolitan Bank Holding Corp.
*(a) 2,784 194,880
Midland States Bancorp, Inc. 15,801 273,673
MVB Financial Corp. 963 21,696
NBT Bancorp, Inc. 8,780 364,809
Nicolet Bankshares, Inc. (a) 2,700 333,396
Northeast Community Bancorp,
Inc. 3,660 85,077
Northfield Bancorp, Inc. 51,292 588,832
Northrim Bancorp, Inc. 4,095 381,900
OceanFirst Financial Corp. 33,317 586,712
OP Bancorp 980 12,730
Orange County Bancorp, Inc. 4,698 121,396
Origin Bancorp, Inc. 3,880 138,671
PCB Bancorp 1,703 35,729
Peapack-Gladstone Financial
Corp. 15,401 435,078
Primis Financial Corp. 10,029 108,815
Prosperity Bancshares, Inc. 11,140 782,474
QCR Holdings, Inc. 7,260 492,954
RBB Bancorp 10,692 184,009
Red River Bancshares, Inc. 200 11,740
Republic Bancorp, Inc., Class A 3,040 222,254
Sierra Bancorp 3,626 107,656
South Plains Financial, Inc. 5,592 201,536
Southern First Bancshares, Inc. * 405 15,402
Texas Capital Bancshares, Inc. * 50,098 3,977,782
Third Coast Bancshares, Inc. * 15,732 513,964
Tompkins Financial Corp. 8,527 534,899
Towne Bank 7,741 264,587
Common Stocks
Shares Value ($)
UNITED STATES
Banks
TriCo Bancshares 10,263 415,549
Trustmark Corp. 3,080 112,297
United Bankshares, Inc. (a) 33,140 1,207,290
Unity Bancorp, Inc. 6,548 308,280
WaFd, Inc. 960 28,109
Westamerica Bancorp 10,585 512,737
33,561,703
Biotechnology 3 .9%
ADMA Biologics, Inc. *(a) 40,334 734,482
Akebia Therapeutics, Inc. *(a) 90,356 328,896
Aldeyra Therapeutics, Inc. * 37,907 145,184
Alector, Inc. * 23,159 32,423
Anika Therapeutics, Inc. * 11,924 126,156
Arcturus Therapeutics Holdings,
Inc. *(a) 26,458 344,219
Blueprint Medicines Corp. * 7,230 926,741
Bridgebio Pharma, Inc. * 21,975 948,881
CareDx, Inc. * 71,511 1,397,325
Cargo Therapeutics, Inc. * 32,301 133,080
Caribou Biosciences, Inc. * 184,430 232,382
Caris Life Sciences, Inc. *(a) 5,878 157,060
Emergent BioSolutions, Inc. * 12,682 80,911
Enanta Pharmaceuticals, Inc. * 12,936 97,796
Entrada Therapeutics, Inc. *(a) 21,950 147,504
Fate Therapeutics, Inc. * 82,270 92,142
Foghorn Therapeutics, Inc. * 4,000 18,800
Halozyme Therapeutics, Inc. * 15,114 786,230
Insmed, Inc. * 17,191 1,730,101
Ironwood Pharmaceuticals, Inc.,
Class A *(a) 32,847 23,558
Keros Therapeutics, Inc. *(a) 40,644 542,597
Kodiak Sciences, Inc. *(a) 23,123 86,249
MacroGenics, Inc. * 37,800 45,738
Madrigal Pharmaceuticals, Inc. * 1,079 326,549
Myriad Genetics, Inc. * 101,985 541,540
Sage Therapeutics, Inc. * 61,146 557,652
Soleno Therapeutics, Inc. * 2,767 231,819
Twist Bioscience Corp. * 25,189 926,703
Tyra Biosciences, Inc. *(a) 24,420 233,699
Vanda Pharmaceuticals, Inc. * 59,869 282,582
Vericel Corp. *(a) 11,285 480,177
Xencor, Inc. * 55,263 434,367
Zentalis Pharmaceuticals, Inc. * 54,462 63,176
13,236,719
Broadline Retail 0 .8%
1stdibs.com, Inc. *(a) 6,323 17,388
Dillard's, Inc., Class A (a) 352 147,076
Ollie's Bargain Outlet Holdings,
Inc. *(a) 19,273 2,539,796
2,704,260
Building Products 0 .4%
Insteel Industries, Inc. 14,209 528,717
JELD-WEN Holding, Inc. *(a) 183,171 718,030
1,246,747
Capital Markets 2 .8%
Cohen & Steers, Inc. (a) 7,847 591,271
Evercore, Inc., Class A 5,759 1,555,045
Hamilton Lane, Inc., Class A 14,009 1,990,959
Piper Sandler Cos. 4,254 1,182,357
PJT Partners, Inc., Class A (a) 6,739 1,112,002
SEI Investments Co. 2,376 213,507

36 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Capital Markets
StepStone Group, Inc., Class A 51,571 2,862,192
9,507,333
Chemicals 0 .6%
AdvanSix, Inc. (a) 8,140 193,325
American Vanguard Corp. * 30,909 121,163
Core Molding Technologies, Inc. * 10,889 180,649
Huntsman Corp. 17,400 181,308
Koppers Holdings, Inc. (a) 14,838 477,041
Kronos Worldwide, Inc. (a) 32,831 203,552
Origin Materials, Inc. *(a) 10,196 4,927
Rayonier Advanced Materials,
Inc. * 49,643 191,126
Scotts Miracle-Gro Co. (The) 6,023 397,277
Valhi, Inc. (a) 2,068 33,419
1,983,787
Commercial Services & Supplies 1 .4%
ACCO Brands Corp. 9,200 32,936
Casella Waste Systems, Inc.,
Class A *(a) 21,534 2,484,593
Ennis, Inc. 10,760 195,186
Healthcare Services Group, Inc. * 47,001 706,425
Steelcase, Inc., Class A 119,178 1,243,027
4,662,167
Communications Equipment 0 .8%
Aviat Networks, Inc. * 28,649 689,008
Inseego Corp. *(a) 2,000 16,480
NETGEAR, Inc. * 63,704 1,851,876
Ribbon Communications, Inc. * 82,425 330,524
2,887,888
Construction & Engineering 3 .4%
Arcosa, Inc. (a) 2,110 182,958
Argan, Inc. 3,374 743,900
Comfort Systems USA, Inc. 2,683 1,438,651
Construction Partners, Inc., Class
A *(a) 17,491 1,858,943
Great Lakes Dredge & Dock Corp.
* 5,251 64,010
MasTec, Inc. *(a) 978 166,681
Matrix Service Co. * 29,730 401,652
Orion Group Holdings, Inc. *(a) 14,711 133,429
Primoris Services Corp. 19,476 1,517,959
Sterling Infrastructure, Inc. * 8,574 1,978,279
Tutor Perini Corp. * 68,244 3,192,455
11,678,917
Consumer Finance 2 .5%
Ally Financial, Inc. 10,207 397,563
Atlanticus Holdings Corp. * 2,550 139,613
Bread Financial Holdings, Inc. 57,993 3,312,559
Enova International, Inc. * 4,221 470,726
Green Dot Corp., Class A * 88,254 951,378
LendingTree, Inc. * 13,522 501,261
PRA Group, Inc. * 65,138 960,786
PROG Holdings, Inc. 59,793 1,754,924
Regional Management Corp. 6,022 175,903
8,664,713
Consumer Staples Distribution & Retail 0 .4%
Andersons, Inc. (The) 18,686 686,710
PriceSmart, Inc. 6,370 669,105
1,355,815
Distributors 0 .2%
A-Mark Precious Metals, Inc. (a) 26,410 585,774
Common Stocks
Shares Value ($)
UNITED STATES
Diversified Consumer Services 0 .8%
Duolingo, Inc., Class A * 3,861 1,583,087
Stride, Inc. * 8,815 1,279,850
2,862,937
Diversified REITs 0 .0%
†
Alpine Income Property Trust, Inc. 10,802 158,897
Diversified Telecommunication Services 0 .3%
ATN International, Inc. 17,865 290,306
Bandwidth, Inc., Class A * 48,027 763,630
1,053,936
Electrical Equipment 0 .2%
Powell Industries, Inc. 3,193 671,967
Electronic Equipment, Instruments & Components 2 .4%
Badger Meter, Inc. 4,175 1,022,666
Itron, Inc. * 8,698 1,144,918
Jabil, Inc. 8,363 1,823,971
PAR Technology Corp. *(a) 24,863 1,724,746
PC Connection, Inc. 11,608 763,574
Rogers Corp. * 6,580 450,598
ScanSource, Inc. * 28,949 1,210,358
SmartRent, Inc., Class A * 166,655 164,988
8,305,819
Energy Equipment & Services 1 .1%
Archrock, Inc. 58,881 1,462,015
DMC Global, Inc. * 27,705 223,302
Liberty Energy, Inc., Class A (a) 77,018 884,167
Oil States International, Inc. * 2,094 11,224
ProPetro Holding Corp. *(a) 15,100 90,147
Ranger Energy Services, Inc.,
Class A 24,898 297,282
RPC, Inc. (a) 139,827 661,382
3,629,519
Entertainment 0 .3%
Eventbrite, Inc., Class A * 25,631 67,410
Playstudios, Inc. * 19,110 25,034
Playtika Holding Corp. 11,502 54,404
Roku, Inc., Class A * 10,345 909,222
1,056,070
Financial Services 2 .5%
Compass Diversified Holdings 30,000 188,400
Enact Holdings, Inc. 46,258 1,718,485
Jack Henry & Associates, Inc. (a) 2,191 394,752
Jackson Financial, Inc., Class A 71 6,304
Marqeta, Inc., Class A * 243,117 1,417,372
Merchants Bancorp 19,034 629,454
Mr. Cooper Group, Inc. * 11,471 1,711,588
Onity Group, Inc. * 5,027 191,881
Paymentus Holdings, Inc., Class
A * 38,032 1,245,548
Paysafe Ltd. *(a) 73,114 922,699
8,426,483
Food Products 1 .0%
Calavo Growers, Inc. (a) 26,480 704,103
Cal-Maine Foods, Inc. 10,773 1,073,314
Dole plc 58,830 823,032
Fresh Del Monte Produce, Inc. 992 32,161
Limoneira Co. 4,677 73,195
Pilgrim's Pride Corp. 16,784 754,944
3,460,749
Gas Utilities 0 .7%
Northwest Natural Holding Co. (a) 7,414 294,484

NVIT Multi-Manager Small Company Fund - June 30, 2025 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
UNITED STATES
Gas Utilities
Southwest Gas Holdings, Inc. 27,533 2,048,180
2,342,664
Ground Transportation 1 .7%
ArcBest Corp. (a) 15,491 1,192,963
Covenant Logistics Group, Inc.,
Class A 34,026 820,367
Heartland Express, Inc. 61,771 533,701
Landstar System, Inc. 6,711 932,963
Lyft, Inc., Class A * 55,557 875,578
Marten Transport Ltd. 45,000 584,550
Werner Enterprises, Inc. 35,320 966,355
5,906,477
Health Care Equipment & Supplies 1 .7%
Glaukos Corp. *(a) 7,357 759,905
Inogen, Inc. *(a) 47,221 331,964
Integer Holdings Corp. * 11,091 1,363,861
Lantheus Holdings, Inc. * 4,597 376,310
Merit Medical Systems, Inc. * 13,163 1,230,477
OraSure Technologies, Inc. * 138,591 415,773
Orthofix Medical, Inc. *(a) 21,400 238,610
PROCEPT BioRobotics Corp. *(a) 7,727 445,075
Varex Imaging Corp. * 56,308 488,190
Zimvie, Inc. * 12,327 115,257
5,765,422
Health Care Providers & Services 3 .6%
Alignment Healthcare, Inc. * 57,453 804,342
Aveanna Healthcare Holdings,
Inc. * 16,059 83,989
BrightSpring Health Services, Inc.
* 82,593 1,948,369
Concentra Group Holdings Parent,
Inc. (a) 18,798 386,675
Encompass Health Corp. 27,738 3,401,510
GeneDx Holdings Corp., Class A
*(a) 10,743 991,686
Guardant Health, Inc. *(a) 23,900 1,243,756
HealthEquity, Inc. * 18,652 1,953,984
LifeStance Health Group, Inc. * 19,800 102,366
RadNet, Inc. *(a) 24,708 1,406,132
12,322,809
Health Care REITs 0 .1%
Community Healthcare Trust, Inc. 28,946 481,372
Health Care Technology 0 .6%
HealthStream, Inc. 14,021 387,961
Waystar Holding Corp. * 36,518 1,492,491
1,880,452
Hotel & Resort REITs 2 .2%
Apple Hospitality REIT, Inc. (a) 109,300 1,275,531
Chatham Lodging Trust 32,407 225,877
RLJ Lodging Trust (a) 200,935 1,462,807
Summit Hotel Properties, Inc. (a) 75,134 382,432
Sunstone Hotel Investors, Inc. (a) 262,833 2,281,390
Xenia Hotels & Resorts, Inc. (a) 149,042 1,873,458
7,501,495
Hotels, Restaurants & Leisure 2 .5%
Dutch Bros, Inc., Class A *(a) 20,338 1,390,509
Life Time Group Holdings, Inc. *(a) 44,200 1,340,586
Planet Fitness, Inc., Class A *(a) 16,581 1,808,158
Shake Shack, Inc., Class A * 13,207 1,856,904
Texas Roadhouse, Inc., Class A 10,908 2,044,269
8,440,426
Common Stocks
Shares Value ($)
UNITED STATES
Household Durables 3 .8%
Cricut, Inc., Class A (a) 59,410 402,206
Ethan Allen Interiors, Inc. 36,624 1,019,978
Flexsteel Industries, Inc. 4,604 165,882
GoPro, Inc., Class A * 150,621 114,065
Helen of Troy Ltd. * 26,535 753,063
iRobot Corp. *(a) 74,100 231,933
KB Home 37,984 2,012,012
La-Z-Boy, Inc. 17,720 658,652
Lovesac Co. (The) * 4,502 81,936
Meritage Homes Corp. 49,746 3,331,491
Sonos, Inc. * 81,594 882,031
Taylor Morrison Home Corp.,
Class A * 39,901 2,450,719
Traeger, Inc. * 15,285 26,137
Tri Pointe Homes, Inc. * 26,726 853,896
Universal Electronics, Inc. * 4,475 29,625
13,013,626
Household Products 0 .0%
†
Reynolds Consumer Products,
Inc. (a) 5,040 107,957
Independent Power and Renewable Electricity Producers 0 .5%
Talen Energy Corp. *(a) 5,661 1,646,049
Industrial REITs 0 .0%
†
Plymouth Industrial REIT, Inc. (a) 3,627 58,250
Insurance 4 .0%
American Coastal Insurance Corp. 3,468 38,564
CNO Financial Group, Inc. 58,328 2,250,293
Donegal Group, Inc., Class A (a) 18,744 375,349
eHealth, Inc. * 15,543 67,612
Employers Holdings, Inc. 31,578 1,489,849
Genworth Financial, Inc., Class A * 124,202 966,292
Globe Life, Inc. 6,350 789,242
Greenlight Capital Re Ltd., Class
A * 6,971 100,173
Heritage Insurance Holdings, Inc. * 49,665 1,238,645
James River Group Holdings Ltd. 46,324 271,459
Mercury General Corp. 14,802 996,767
Palomar Holdings, Inc. * 8,407 1,296,780
Reinsurance Group of America,
Inc. 10,733 2,128,997
Safety Insurance Group, Inc. 5,340 423,943
Selectquote, Inc. * 44,683 106,346
United Fire Group, Inc. 15,979 458,597
Universal Insurance Holdings, Inc. 28,910 801,674
13,800,582
Interactive Media & Services 0 .2%
Match Group, Inc. (a) 8,108 250,456
Nextdoor Holdings, Inc. * 165,700 275,062
Teads Holding Co. *(a) 40,936 101,521
627,039
IT Services 0 .2%
Rackspace Technology, Inc. *(a) 141,404 180,997
Unisys Corp. * 103,363 468,235
649,232
Leisure Products 0 .2%
American Outdoor Brands, Inc. * 937 9,792
Funko, Inc., Class A *(a) 79,170 376,849
Johnson Outdoors, Inc., Class A 5,107 154,589
MasterCraft Boat Holdings, Inc. * 129 2,397
543,627

38 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 0 .9%
10X Genomics, Inc., Class A *(a) 135,779 1,572,321
Codexis, Inc. * 52,330 127,685
Cytek Biosciences, Inc. *(a) 108,607 369,264
OmniAb, Inc. *(a) 99,200 172,608
Personalis, Inc. * 915 6,002
Repligen Corp. * 6,934 862,451
3,110,331
Machinery 4 .7%
Astec Industries, Inc. 18,983 791,401
Columbus McKinnon Corp. 12,508 190,997
Crane Co. 12,863 2,442,554
Donaldson Co., Inc. 6,043 419,082
Esab Corp. 17,523 2,112,398
ESCO Technologies, Inc. 9,119 1,749,663
Federal Signal Corp. (a) 10,428 1,109,748
Graco, Inc. 5,800 498,626
Hyster-Yale, Inc. 5,612 223,245
L B Foster Co., Class A * 1,720 37,616
Lindsay Corp. (a) 2,658 383,417
Manitowoc Co., Inc. (The) * 56,431 678,301
Mayville Engineering Co., Inc. * 16,263 259,557
Miller Industries, Inc. 1,320 58,687
Mueller Water Products, Inc.,
Class A 55,507 1,334,388
Shyft Group, Inc. (The) (a) 2,543 31,889
SPX Technologies, Inc. *(a) 13,098 2,196,273
Wabash National Corp. (a) 110,760 1,177,379
Worthington Enterprises, Inc. 7,490 476,664
16,171,885
Media 0 .6%
AMC Networks, Inc., Class A *(a) 36,300 227,601
Gray Media, Inc. 18,900 85,617
iHeartMedia, Inc., Class A *(a) 9,847 17,331
PubMatic, Inc., Class A * 46,405 577,278
Scholastic Corp. 47,262 991,557
Sinclair, Inc. 18,806 259,899
2,159,283
Metals & Mining 2 .7%
Carpenter Technology Corp. 13,217 3,652,915
Commercial Metals Co. 30,295 1,481,729
Compass Minerals International,
Inc. *(a) 23,400 470,106
Olympic Steel, Inc. 16,892 550,510
Reliance, Inc. 1,387 435,379
Ryerson Holding Corp. (a) 39,292 847,528
SunCoke Energy, Inc. (a) 118,434 1,017,348
Worthington Steel, Inc. 24,453 729,433
9,184,948
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
AG Mortgage Investment Trust,
Inc. (a) 9,200 69,460
Claros Mortgage Trust, Inc. 5,300 15,105
84,565
Multi-Utilities 0 .8%
Avista Corp. 71,209 2,702,382
Office REITs 0 .6%
Easterly Government Properties,
Inc., Class A 53,939 1,197,446
Highwoods Properties, Inc. (a) 22,876 711,215
1,908,661
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels 2 .1%
Amplify Energy Corp. * 96,210 307,872
Berry Corp. (a) 103,809 287,551
Comstock Resources, Inc. * 75,471 2,088,283
Excelerate Energy, Inc., Class A
(a) 40,151 1,177,227
Granite Ridge Resources, Inc. (a) 63,600 405,132
REX American Resources Corp. * 9,820 478,332
World Kinect Corp. (a) 85,768 2,431,523
7,175,920
Paper & Forest Products 0 .5%
Clearwater Paper Corp. * 30,287 825,018
Louisiana-Pacific Corp. 11,438 983,554
1,808,572
Passenger Airlines 1 .1%
Allegiant Travel Co. *(a) 40,431 2,221,683
JetBlue Airways Corp. *(a) 385,712 1,631,562
3,853,245
Personal Care Products 0 .9%
BellRing Brands, Inc. * 18,455 1,069,099
Herbalife Ltd. * 91,512 788,833
Medifast, Inc. *(a) 11,847 166,450
Nature's Sunshine Products, Inc. * 8,919 131,912
USANA Health Sciences, Inc. * 29,669 905,795
3,062,089
Pharmaceuticals 1 .8%
Arvinas, Inc. * 14,500 106,720
Atea Pharmaceuticals, Inc. * 19,705 70,938
Axsome Therapeutics, Inc. * 7,668 800,463
BioAge Labs, Inc. *(a) 17,800 73,514
Biote Corp., Class A *(a) 7,600 30,552
Ligand Pharmaceuticals, Inc. * 13,654 1,552,187
Nektar Therapeutics * 2,422 62,584
Pacira BioSciences, Inc. *(a) 124,354 2,972,061
Phibro Animal Health Corp., Class
A 16,878 431,064
SIGA Technologies, Inc. 31,193 203,378
6,303,461
Professional Services 1 .5%
Barrett Business Services, Inc. (a) 11,380 474,432
Conduent, Inc. *(a) 204,491 539,855
ExlService Holdings, Inc. * 36,545 1,600,305
Forrester Research, Inc. * 5,350 52,965
FTI Consulting, Inc. * 2,605 420,708
Heidrick & Struggles International,
Inc. 10,662 487,893
IBEX Holdings Ltd. * 12,989 377,980
Kelly Services, Inc., Class A 43,518 509,596
Mistras Group, Inc. *(a) 18,669 149,539
Resources Connection, Inc. (a) 45,097 242,171
Skillsoft Corp. * 2,000 31,940
TrueBlue, Inc. *(a) 39,672 257,075
5,144,459
Real Estate Management & Development 0 .6%
Forestar Group, Inc. * 31,574 631,479
Howard Hughes Holdings, Inc. * 4,514 304,695
Kennedy-Wilson Holdings, Inc. (a) 65,172 443,170
Newmark Group, Inc., Class A 3,210 39,002
Opendoor Technologies, Inc. * 391,808 208,834
RE/MAX Holdings, Inc., Class A * 13,318 108,941

NVIT Multi-Manager Small Company Fund - June 30, 2025 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
UNITED STATES
Real Estate Management & Development
RMR Group, Inc. (The), Class A
(a) 13,272 216,997
1,953,118
Residential REITs 0 .2%
Equity LifeStyle Properties, Inc. 6,144 378,901
NexPoint Residential Trust, Inc. 4,191 139,644
518,545
Retail REITs 0 .9%
Curbline Properties Corp. 17,649 402,927
InvenTrust Properties Corp. (a) 62,495 1,712,363
Macerich Co. (The) (a) 6,317 102,209
Phillips Edison & Co., Inc. 6,469 226,609
Whitestone REIT 44,529 555,722
2,999,830
Semiconductors & Semiconductor Equipment 1 .7%
Ambarella, Inc. * 1,953 129,025
Amkor Technology, Inc. 19,160 402,168
Impinj, Inc. *(a) 5,921 657,645
MACOM Technology Solutions
Holdings, Inc. * 18,883 2,705,746
SiTime Corp. * 9,188 1,957,779
5,852,363
Software 5 .5%
Alkami Technology, Inc. *(a) 22,474 677,366
Appfolio, Inc., Class A * 3,147 724,691
Arteris, Inc. * 29,900 284,947
AvePoint, Inc. * 55,370 1,069,195
Clearwater Analytics Holdings,
Inc., Class A * 61,264 1,343,520
Commvault Systems, Inc. * 11,326 1,974,462
CS Disco, Inc. * 6,298 27,522
CyberArk Software Ltd. *(a) 6,996 2,846,532
Dropbox, Inc., Class A * 64,812 1,853,623
Intapp, Inc. *(a) 21,694 1,119,844
N-able, Inc. *(a) 60,744 492,026
ON24, Inc. *(a) 12,929 70,204
Ooma, Inc. * 1,545 19,931
Pegasystems, Inc. 30,938 1,674,674
Q2 Holdings, Inc. * 25,414 2,378,496
Rimini Street, Inc. * 35,522 133,918
ServiceTitan, Inc., Class A *(a) 9,910 1,062,154
Telos Corp. * 42,522 134,795
Xperi, Inc. * 58,901 465,907
18,353,807
Specialized REITs 0 .0%
†
Uniti Group, Inc. * 12,934 55,875
Specialty Retail 2 .1%
1-800-Flowers.com, Inc., Class A
*(a) 1,638 8,059
BARK, Inc. * 92,618 81,458
Designer Brands, Inc., Class A (a) 52,508 124,969
Genesco, Inc. *(a) 30,547 601,470
Haverty Furniture Cos., Inc. 24,978 508,302
Lands' End, Inc. *(a) 16,039 171,778
Leslie's, Inc. * 121,067 50,836
ODP Corp. (The) *(a) 11,350 205,776
Shoe Carnival, Inc. (a) 21,203 396,708
Sleep Number Corp. *(a) 52,840 356,934
Sonic Automotive, Inc., Class A (a) 32,524 2,599,643
Stitch Fix, Inc., Class A * 244,081 903,100
ThredUp, Inc., Class A * 30,670 229,718
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail
Winmark Corp. (a) 1,255 473,901
Zumiez, Inc. *(a) 47,334 627,649
7,340,301
Technology Hardware, Storage & Peripherals 0 .2%
Xerox Holdings Corp. (a) 144,975 764,018
Textiles, Apparel & Luxury Goods 0 .4%
G-III Apparel Group Ltd. *(a) 36,064 807,833
Movado Group, Inc. (a) 30,660 467,565
Superior Group of Cos., Inc. 7,109 73,223
1,348,621
Trading Companies & Distributors 1 .6%
Applied Industrial Technologies,
Inc. 4,349 1,010,925
BlueLinx Holdings, Inc. * 9,064 674,180
Boise Cascade Co. 861 74,752
DNOW, Inc. * 153,033 2,269,479
Hudson Technologies, Inc. * 33,800 274,456
NPK International, Inc. * 78,827 670,818
Watsco, Inc. 1,082 477,833
5,452,443
Water Utilities 0 .5%
American States Water Co. 14,191 1,087,882
California Water Service Group 16,420 746,782
1,834,664
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 14,970 264,670
321,921,885
Total Common Stocks
(cost $301,445,949) 350,691,159
Rights 0 .0%
†
Number of
Rights
UNITED STATES 0 .0%
†
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 8 .0%
Principal
Amount ($)
Bank of America NA, 4.38%,
dated 6/30/2025, due
7/1/2025, repurchase price
$2,000,243, collateralized by
U.S. Government Treasury
Securities, 4.88%, maturing
11/30/2025; total market value
$2,040,001.(b)(c) 2,000,000 2,000,000

40 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
BNP Paribas Securities Corp.,
4.37%, dated 6/30/2025, due
7/1/2025, repurchase price
$8,000,971, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054; total
market value $8,160,000.(b)
(c) 8,000,000 8,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025, due
7/1/2025, repurchase price
$3,359,893, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $3,426,672.(b)
(c) 3,359,482 3,359,482
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025, due
7/1/2025, repurchase price
$4,000,489, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $4,080,000.(b)
(c) 4,000,000 4,000,000
ING Financial Services LLC,
4.37%, dated 6/30/2025, due
7/1/2025, repurchase price
$1,000,121, collateralized
by U.S. Government Agency
Securities, ranging from
4.00% - 6.00%, maturing
9/1/2047 - 5/1/2055; total
market value $1,020,000.(b)
(c) 1,000,000 1,000,000
MetLife, Inc., 4.40%, dated
6/30/2025, due 7/1/2025,
repurchase price $2,000,244,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2027 - 11/15/2045; total
market value $2,041,066.(b)
(c) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.40%, dated
6/30/2025, due 7/1/2025,
repurchase price $7,000,856,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
7/7/2025 - 12/20/2073; total
market value $7,140,022.(b)
(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $27,359,482) 27,359,482
Total Investments
(cost $328,817,506) — 110.7% 378,050,641
Liabilities in excess of other assets — (10.7)% (36,636,268)
NET ASSETS — 100.0%
$341,414,373

NVIT Multi-Manager Small Company Fund - June 30, 2025 (Unaudited) - Statement of Investments - 41
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $69,250,163, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $27,359,482 and by $43,684,914 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $71,044,396.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $27,359,482.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Real Estate Fund
Common Stocks 98 .7%
Shares Value ($)
Diversified REITs 3 .0%
Essential Properties Realty
Trust, Inc. 188,775 6,023,810
Health Care Providers & Services 1 .8%
Brookdale Senior Living, Inc.* 525,858 3,659,972
Health Care REITs 17 .0%
American Healthcare REIT,
Inc. 168,454 6,189,000
CareTrust REIT, Inc. 97,577 2,985,856
Ventas, Inc. 78,884 4,981,525
Welltower, Inc. 129,263 19,871,601
34,027,982
Hotel & Resort REITs 0 .5%
Xenia Hotels & Resorts, Inc. 78,475 986,431
Hotels, Restaurants & Leisure 3 .4%
Hyatt Hotels Corp., Class A 19,406 2,710,048
Marriott International, Inc.,
Class A 14,561 3,978,211
6,688,259
Industrial REITs 11 .4%
EastGroup Properties, Inc. 43,322 7,239,973
Prologis, Inc. 147,955 15,553,029
22,793,002
Office REITs 5 .9%
Cousins Properties, Inc. 102,804 3,087,204
Hudson Pacific Properties,
Inc.* 749,179 2,052,750
SL Green Realty Corp. 107,975 6,683,653
11,823,607
Real Estate Management & Development 1 .2%
CBRE Group, Inc., Class A* 17,700 2,480,124
Residential REITs 16 .5%
American Homes 4 Rent,
Class A 162,368 5,856,614
Common Stocks
Shares Value ($)
Residential REITs
AvalonBay Communities, Inc. 32,535 6,620,873
Essex Property Trust, Inc. 39,671 11,242,761
Independence Realty Trust,
Inc. 220,338 3,897,779
Mid-America Apartment
Communities, Inc. 29,299 4,336,545
Sun Communities, Inc. 8,218 1,039,495
32,994,067
Retail REITs 12 .8%
Agree Realty Corp. 58,575 4,279,490
Curbline Properties Corp. 110,470 2,522,030
Phillips Edison & Co., Inc. 115,470 4,044,914
Regency Centers Corp. 87,152 6,207,837
Simon Property Group, Inc. 31,715 5,098,503
Tanger, Inc. 113,519 3,471,411
25,624,185
Specialized REITs 25 .2%
American Tower Corp. 29,927 6,614,466
Digital Realty Trust, Inc. 35,005 6,102,422
EPR Properties 107,627 6,270,349
Equinix, Inc. 15,696 12,485,697
Iron Mountain, Inc. 55,185 5,660,325
Public Storage 31,789 9,327,528
Smartstop Self Storage REIT,
Inc. 107,563 3,897,007
50,357,794
Total Investments
(cost $157,539,032) — 98.7% 197,459,233
Other assets in excess of liabilities — 1.3% 2,603,117
NET ASSETS — 100.0%
$ 200,062,350
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Victory Mid Cap Value Fund - June 30, 2025 (Unaudited) - Statement of Investments - 43
Common Stocks 96 .8%
Shares Value ($)
Aerospace & Defense 1 .4%
Textron, Inc. 52,100 4,183,109
Automobile Components 1 .7%
Aptiv plc* 29,400 2,005,668
BorgWarner, Inc. 100,000 3,348,000
5,353,668
Banks 3 .6%
Huntington Bancshares, Inc. 291,500 4,885,540
Prosperity Bancshares, Inc. 21,800 1,531,232
Truist Financial Corp.(a) 108,500 4,664,415
11,081,187
Beverages 1 .1%
Primo Brands Corp., Class
A(a) 111,000 3,287,820
Building Products 1 .0%
Carrier Global Corp. 42,500 3,110,575
Capital Markets 1 .5%
Raymond James Financial,
Inc. 29,600 4,539,752
Chemicals 5 .2%
Axalta Coating Systems Ltd.* 130,400 3,871,576
CF Industries Holdings, Inc. 49,450 4,549,400
RPM International, Inc. 35,000 3,844,400
Westlake Corp.(a) 47,500 3,606,675
15,872,051
Commercial Services & Supplies 0 .8%
Republic Services, Inc., Class
A 10,375 2,558,579
Consumer Staples Distribution & Retail 7 .0%
Casey's General Stores, Inc. 6,175 3,150,917
Maplebear, Inc.*(a) 112,275 5,079,321
Performance Food Group Co.* 66,100 5,781,767
US Foods Holding Corp.* 98,700 7,600,887
21,612,892
Containers & Packaging 6 .3%
AptarGroup, Inc. 28,800 4,505,184
Avery Dennison Corp. 15,600 2,737,332
Crown Holdings, Inc. 58,600 6,034,628
Graphic Packaging Holding
Co.(a) 143,500 3,023,545
Packaging Corp. of America 16,875 3,180,094
19,480,783
Electric Utilities 2 .4%
Alliant Energy Corp. 122,000 7,377,340
Electrical Equipment 2 .2%
Hubbell, Inc., Class B 9,375 3,828,844
Regal Rexnord Corp.(a) 21,200 3,073,152
6,901,996
Electronic Equipment, Instruments & Components 4 .2%
Keysight Technologies, Inc.* 25,550 4,186,623
Trimble, Inc.*(a) 68,200 5,181,836
Zebra Technologies Corp.,
Class A* 10,950 3,376,542
12,745,001
Energy Equipment & Services 1 .4%
Baker Hughes Co., Class A 108,725 4,168,516
Common Stocks
Shares Value ($)
Ground Transportation 3 .5%
JB Hunt Transport Services,
Inc. 22,700 3,259,720
Knight-Swift Transportation
Holdings, Inc., Class A 100,875 4,461,701
Landstar System, Inc. 20,800 2,891,616
10,613,037
Health Care Equipment & Supplies 2 .5%
Cooper Cos., Inc. (The)* 42,550 3,027,858
Hologic, Inc.* 70,000 4,561,200
7,589,058
Health Care Providers & Services 3 .5%
Labcorp Holdings, Inc. 17,400 4,567,674
Quest Diagnostics, Inc. 33,750 6,062,513
10,630,187
Hotels, Restaurants & Leisure 2 .6%
Expedia Group, Inc.(a) 32,600 5,498,968
Hilton Worldwide Holdings,
Inc.(a) 9,600 2,556,864
8,055,832
Insurance 9 .6%
American Financial Group, Inc. 30,900 3,899,889
Fidelity National Financial, Inc. 103,100 5,779,786
Hartford Insurance Group, Inc.
(The) 42,025 5,331,712
Old Republic International
Corp. 123,575 4,750,223
Principal Financial Group, Inc. 52,750 4,189,932
Willis Towers Watson plc(a) 18,400 5,639,600
29,591,142
IT Services 1 .7%
Akamai Technologies, Inc.*(a) 44,800 3,573,248
Globant SA*(a) 19,400 1,762,296
5,335,544
Machinery 5 .4%
AGCO Corp.(a) 37,650 3,883,974
Lincoln Electric Holdings, Inc.
(a) 22,325 4,628,419
Middleby Corp. (The)* 23,475 3,380,400
Xylem, Inc. 36,300 4,695,768
16,588,561
Metals & Mining 2 .3%
Franco-Nevada Corp. 24,550 4,024,236
Steel Dynamics, Inc. 24,675 3,158,647
7,182,883
Multi-Utilities 1 .0%
CMS Energy Corp.(a) 43,825 3,036,196
Oil, Gas & Consumable Fuels 3 .7%
Chord Energy Corp. 37,100 3,593,135
Coterra Energy, Inc. 189,100 4,799,358
Devon Energy Corp. 91,100 2,897,891
11,290,384
Professional Services 4 .0%
FTI Consulting, Inc.* 19,100 3,084,650
Genpact Ltd. 126,200 5,554,062
TransUnion 40,000 3,520,000
12,158,712

44 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Victory Mid Cap Value Fund
Common Stocks
Shares Value ($)
Residential REITs 3 .0%
Camden Property Trust 46,375 5,225,999
Equity LifeStyle Properties,
Inc.(a) 62,400 3,848,208
9,074,207
Retail REITs 1 .7%
NNN REIT, Inc. 120,500 5,203,190
Semiconductors & Semiconductor Equipment 2 .6%
Microchip Technology, Inc.(a) 50,100 3,525,537
MKS, Inc.(a) 45,900 4,560,624
8,086,161
Software 1 .4%
Check Point Software
Technologies Ltd.* 20,100 4,447,125
Specialized REITs 3 .2%
Lamar Advertising Co., Class A 41,900 5,084,984
SBA Communications Corp.,
Class A 20,550 4,825,962
9,910,946
Specialty Retail 2 .8%
Bath & Body Works, Inc. 153,100 4,586,876
GCI Liberty, Inc. Escrow, Class
Class A*^∞ 32,251 0
Penske Automotive Group,
Inc.(a) 12,125 2,083,196
Ross Stores, Inc. 14,500 1,849,910
8,519,982
Textiles, Apparel & Luxury Goods 0 .7%
Ralph Lauren Corp., Class A 8,125 2,228,525
Water Utilities 1 .8%
American Water Works Co.,
Inc. 38,800 5,397,468
Total Common Stocks
(cost $275,685,192) 297,212,409
Repurchase Agreements 5 .3%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,214,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $4,255,145,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$4,339,718.(b)(c) 4,254,625 4,254,625
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,000,244,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $2,040,006.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $16,254,625) 16,254,625
Total Investments
(cost $291,939,817) — 102.1% 313,467,034
Liabilities in excess of other assets — (2.1)% (6,429,385)
NET ASSETS — 100.0%
$ 307,037,649
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $40,713,352, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $16,254,625 and by $25,338,024 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $41,592,649.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $16,254,625.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

46 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Assets:
Investment securities, at value
*
$ 438,465,290
Repurchase agreements, at value 30,309,154
Cash 7,319,297
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 28,776
Security lending income receivable 6,741
Receivable for investments sold 2,003,169
Receivable for capital shares issued 99
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 9,884
Prepaid expenses 1,850
Total Assets 478,144,260
Liabilities:
Payable for investments purchased 2,742,270
Payable for capital shares redeemed 464,633
Payable upon return of securities loaned (Note 2) 30,309,154
Accrued expenses and other payables:
Investment advisory fees 257,103
Fund administration fees 35,914
Distribution fees 20,796
Administrative servicing fees 27,354
Accounting and transfer agent fees 706
Trustee fees 45
Custodian fees 3,026
Compliance program costs (Note 3) 459
Professional fees 19,973
Printing fees 46,910
Recoupment fees (Note 3) —
Other 3,290
Total Liabilities 33,931,633
Commitments and contingencies (Note 3) —
Net Assets $ 444,212,627
* Includes value of securities on loan (Note 2) 83,263,121
Cost of investment securities 324,265,965
Cost of repurchase agreements 30,309,154
Cost of foreign currencies —
Represented by:
Capital $ 320,868,316
Total distributable earnings (loss) 123,344,311
Net Assets $ 444,212,627

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 47
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT GQG US
Quality Equity Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
$ 687,752,388 $ 539,526,161 $ 94,391,711 $ 212,821,449 $ 238,355,252
26,710,052 23,197,727 — 11,363,216 21,472,170
8,962,403 24,128,250 2,096,772 3,390,894 1,476,481
280,705 — — — —
— 158,300 — — —
571,647 871,775 122,268 51,245 72,659
3,683 3,158 — 7,432 1,157
— 395,324 431,344 1,128,520 2,302,565
22,315 45,704 — 15,208 1,367
— 319,859 — — —
19,500 — — — —
— 15,799 1,233 — —
2,960 2,562 448 887 1,100
724,325,653 588,664,619 97,043,776 228,778,851 263,682,751
— 545,488 158,041 605,677 2,462,625
418,865 344,360 30,969 14,468,472 226,622
26,710,052 23,197,727 — 11,363,216 21,472,170
331,305 283,454 48,198 142,532 104,216
43,775 39,049 27,341 27,189 29,362
21,904 97,158 6,648 19,834 9,651
83,282 69,954 6,488 27,920 23,219
953 312 175 224 373
21 5 — 44 39
5,322 4,025 545 229 1,756
733 576 105 202 247
21,878 22,463 14,562 16,740 17,329
43,588 22,477 18,186 17,825 18,584
— — 5,800 20,545 —
3,875 2,672 601 449 1,192
27,685,553 24,629,720 317,659 26,711,098 24,367,385
— — — — —
$ 696,640,100 $ 564,034,899 $ 96,726,117 $ 202,067,753 $ 239,315,366
49,459,864 38,620,814 — 36,111,168 31,929,437
452,962,517 426,684,996 88,941,889 163,787,968 180,721,627
26,710,052 23,197,727 — 11,363,216 21,472,170
— 158,310 — — —
$ 379,558,708 $ 408,300,545 $ 64,745,326 $ 142,472,634 $ 144,647,976
317,081,392 155,734,354 31,980,791 59,595,119 94,667,390
$ 696,640,100 $ 564,034,899 $ 96,726,117 $ 202,067,753 $ 239,315,366

48 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Net Assets:
Class I Shares $ 340,969,737
Class II Shares 103,242,890
Class IV Shares —
Total $ 444,212,627
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 44,779,191
Class II Shares 15,753,685
Class IV Shares —
Total 60,532,876
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 7 .61
Class II Shares $ 6 .55
Class IV Shares $ —

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 49
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT GQG US
Quality Equity Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
$ 429,908,134 $ 58,543,834 $ 8,013,664 $ 116,300,305 $ 191,100,036
107,535,351 485,321,276 88,712,453 85,767,448 48,215,330
159,196,615 20,169,789 — — —
$ 696,640,100 $ 564,034,899 $ 96,726,117 $ 202,067,753 $ 239,315,366
17,198,362 2,624,845 670,699 6,774,413 18,677,783
4,339,462 22,090,970 7,439,880 5,999,980 4,879,023
6,376,311 903,743 — — —
27,914,135 25,619,558 8,110,579 12,774,393 23,556,806
$ 25 .00 $ 22 .30 $ 11 .95 $ 17 .17 $ 10 .23
$ 24 .78 $ 21 .97 $ 11 .92 $ 14 .29 $ 9 .88
$ 24 .97 $ 22 .32 $ — $ — $ —

50 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy
Large Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 436,034,032
Repurchase agreements, at value 10,196,733
Cash 20,470,928
Interest and dividends receivable 176,406
Security lending income receivable 2,161
Receivable for investments sold 1,748,321
Receivable for capital shares issued 79,103
Reclaims receivable —
Swap contracts, at value (Note 2) 1,772,255
Receivable for variation margin on centrally cleared swap contracts 115,548
Due from broker 170,550
Receivable for reimbursement from investment adviser (Note 3) 11,867
Prepaid expenses 2,006
Total Assets 470,779,910
Liabilities:
Payable for investments purchased 2,625,787
Payable for capital shares redeemed 589,859
Swap contracts, at value (Note 2) 1,709,442
Payable upon return of securities loaned (Note 2) 10,196,733
Accrued expenses and other payables:
Investment advisory fees 144,497
Fund administration fees 15,880
Distribution fees 61,130
Administrative servicing fees 79,857
Accounting and transfer agent fees 585
Trustee fees —
Due to broker 286,009
Custodian fees 11,583
Compliance program costs (Note 3) 447
Professional fees 21,564
Printing fees 14,376
Other 13,813
Total Liabilities 15,771,562
Commitments and contingencies (Note 3) —
Net Assets $ 455,008,348
* Includes value of securities on loan (Note 2) 23,820,916
Cost of investment securities 347,007,301
Cost of repurchase agreements 10,196,733
Represented by:
Capital $ 263,686,483
Total distributable earnings (loss) 191,321,865
Net Assets $ 455,008,348

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 51
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 183,103,278 $ 350,691,159 $ 197,459,233 $ 297,212,409
6,526,004 27,359,482 — 16,254,625
5,276,471 4,545,821 3,681,225 9,377,669
152,896 272,861 709,383 300,446
2,391 7,690 — 4,392
2,697,262 2,709,101 598,993 567,234
85,025 26,122 67,639 88,944
— — — 6,890
— — — —
— — — —
— — — —
7,352 — — 21,945
854 1,705 869 1,351
197,851,533 385,613,941 202,517,342 323,835,905
2,217,899 2,369,589 2,141,689 —
69,838 14,055,066 100,510 198,456
— — — —
6,526,004 27,359,482 — 16,254,625
132,511 233,137 100,491 178,824
30,340 35,306 28,029 32,925
9,454 17,874 14,202 57,896
30,214 49,059 26,378 11,643
355 563 328 495
25 5 3 48
— — — —
1,842 2,158 1,199 2,723
199 361 219 331
17,203 19,454 16,868 18,455
26,750 55,435 23,661 39,403
1,375 2,079 1,415 2,432
9,064,009 44,199,568 2,454,992 16,798,256
— — — —
$ 188,787,524 $ 341,414,373 $ 200,062,350 $ 307,037,649
33,868,545 69,250,163 — 40,713,352
168,480,004 301,458,024 157,539,032 275,685,192
6,526,004 27,359,482 — 16,254,625
$ 157,430,833 $ 257,132,576 $ 151,456,493 $ 259,172,425
31,356,691 84,281,797 48,605,857 47,865,224
$ 188,787,524 $ 341,414,373 $ 200,062,350 $ 307,037,649

52 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy
Large Cap Growth
Fund
Net Assets:
Class I Shares $ 146,776,306
Class II Shares 308,232,042
Class IV Shares —
Total $ 455,008,348
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 14,200,047
Class II Shares 31,621,181
Class IV Shares —
Total 45,821,228
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10 .34
Class II Shares $ 9 .75
Class IV Shares $ —

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 53
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 121,961,156 $ 242,427,955 $ 131,780,695 $ 23,250,237
46,899,286 75,998,135 68,281,655 283,787,412
19,927,082 22,988,283 — —
$ 188,787,524 $ 341,414,373 $ 200,062,350 $ 307,037,649
13,039,668 12,297,008 16,861,050 2,899,933
5,372,285 4,402,003 8,881,466 35,052,462
2,131,185 1,168,345 — —
20,543,138 17,867,356 25,742,516 37,952,395
$ 9 .35 $ 19 .71 $ 7 .82 $ 8 .02
$ 8 .73 $ 17 .26 $ 7 .69 $ 8 .10
$ 9 .35 $ 19 .68 $ — $ —

54 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
INVESTMENT INCOME:
Dividend income $ 433,294
Interest income 120,918
Income from securities lending (net of fees) (Note 2) 46,254
Income from non-cash dividends —
Foreign tax withholding (5,776)
Total Income 594,690
EXPENSES:
Investment advisory fees 1,601,892
Fund administration fees 80,927
Distribution fees Class II Shares 124,364
Administrative servicing fees Class I Shares 115,089
Administrative servicing fees Class II Shares 34,822
Administrative servicing fees Class IV Shares —
Professional fees 23,666
Printing fees 7,507
Trustee fees 8,063
Custodian fees 7,386
Accounting and transfer agent fees 1,610
Compliance program costs (Note 3) 953
Recoupment fees (Note 3) —
Other 2,760
Total expenses before fees waived and expenses reimbursed 2,009,039
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (62,105)
Expenses reimbursed by adviser (Note 3) (63,713)
Net Expenses 1,883,221
NET INVESTMENT INCOME/(LOSS) (1,288,531)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 10,242,128
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 10,242,128
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 1,350,242
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 1,350,242
Net realized/unrealized gains (losses) 11,592,370
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 10,303,839

Equity Funds (II) - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 55
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT GQG US
Quality Equity Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
$ 5,592,167 $ 6,945,293 $ 509,159 $ 357,104 $ 1,408,033
290,634 402,006 65,707 190,277 26,816
20,885 17,256 2,696 29,274 7,277
— — — — 158,411
— (108,686) — — —
5,903,686 7,255,869 577,562 576,655 1,600,537
1,985,537 1,684,903 322,533 804,691 698,242
112,954 94,813 36,898 49,119 55,304
131,520 577,029 114,074 112,041 58,769
315,652 41,558 1,996 76,675 139,299
78,913 346,219 22,815 67,225 —
114,990 14,292 — — —
27,991 27,204 18,360 18,161 19,250
9,953 4,620 — 920 3,219
12,560 9,927 1,733 3,658 4,323
11,021 8,685 1,780 2,691 3,954
2,214 5,602 462 744 861
1,508 1,187 222 414 518
— — 5,800 20,545 —
4,332 3,323 660 990 1,440
2,809,145 2,819,362 527,333 1,157,874 985,179
— — (73,008) — —
— — (24,811) (8,635) (64,004)
— (96,566) (1,233) — —
2,809,145 2,722,796 428,281 1,149,239 921,175
3,094,541 4,533,073 149,281 (572,584) 679,362
23,739,528 17,390,255 22,920,972 (2,040,163) 7,715,911
647,226 — — — —
— 32,926 — — —
24,386,754 17,423,181 22,920,972 (2,040,163) 7,715,911
28,915,742 31,131,792 (18,314,026) 9,672,032 (3,536,289)
376,497 — — — —
— 39,491 — — —
29,292,239 31,171,283 (18,314,026) 9,672,032 (3,536,289)
53,678,993 48,594,464 4,606,946 7,631,869 4,179,622
$ 56,773,534 $ 53,127,537 $ 4,756,227 $ 7,059,285 $ 4,858,984

56 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy
Large Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 1,479,261
Interest income 247,678
Income from securities lending (net of fees) (Note 2) 18,086
Foreign tax withholding (5,503)
European Union tax reclaims (Note 2) —
Total Income 1,739,522
EXPENSES:
Investment advisory fees 832,380
Fund administration fees 102,318
Distribution fees Class II Shares 350,836
Administrative servicing fees Class I Shares 169,531
Administrative servicing fees Class II Shares 350,836
Administrative servicing fees Class IV Shares —
Professional fees 24,961
Printing fees 5,571
Trustee fees 7,854
Custodian fees 15,842
Accounting and transfer agent fees 1,438
Compliance program costs (Note 3) 918
Other 1,462
Total expenses before fees waived and expenses reimbursed 1,863,947
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (55,419)
Net Expenses 1,808,528
NET INVESTMENT INCOME/(LOSS) (69,006)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 12,445,586
Expiration or closing of swap contracts (Note 2) 9,974,322
Net realized gains (losses) 22,419,908
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 436,158
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) 1,712,501
Net change in unrealized appreciation/depreciation 2,148,659
Net realized/unrealized gains (losses) 24,568,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 24,499,561

Equity Funds (II) - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 57
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 1,286,172 $ 2,297,785 $ 3,559,832 $ 2,957,219
92,799 143,456 36,524 183,114
18,254 37,787 — 17,196
(7,605) (14,579) — (3,713)
— (2,371) — —
1,389,620 2,462,078 3,596,356 3,153,816
820,414 1,480,788 714,056 1,164,181
52,897 72,832 51,625 64,854
57,448 107,531 88,605 358,714
92,321 178,474 99,849 19,610
34,469 64,519 53,163 14,350
14,779 16,744 — —
18,856 22,126 18,655 21,241
3,031 — 2,113 6,023
3,468 6,501 3,765 5,748
3,435 6,423 3,601 5,406
901 1,399 810 1,197
422 767 452 696
1,270 2,134 1,283 2,015
1,103,711 1,960,238 1,037,977 1,664,035
— (46,751) (13,260) (55,967)
— — (83,523) —
(45,912) — — (137,837)
1,057,799 1,913,487 941,194 1,470,231
331,821 548,591 2,655,162 1,683,585
1,234,609 6,748,311 5,166,888 432,035
— — — —
1,234,609 6,748,311 5,166,888 432,035
(12,316,742) (13,807,883) (12,363,206) (4,944,006)
— — — 707
— — — —
(12,316,742) (13,807,883) (12,363,206) (4,943,299)
(11,082,133) (7,059,572) (7,196,318) (4,511,264)
$ (10,750,312) $ (6,510,981) $ (4,541,156) $ (2,827,679)

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ (1,288,531) $ (2,476,900)
Net realized gains 10,242,128 66,527,149
Net change in unrealized appreciation/depreciation 1,350,242 14,254,963
Change in net assets resulting from operations 10,303,839 78,305,212
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II — —
Class IV — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (28,624,858) (59,558,408)
Change in net assets (18,321,019) 18,746,804
Net Assets:
Beginning of period 462,533,646 443,786,842
End of period $ 444,212,627 $ 462,533,646
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,178,875 $ 2,928,740
Dividends reinvested — —
Cost of shares redeemed (19,475,219) (40,203,138)
Total Class I Shares (18,296,344) (37,274,398)
Class II Shares
Proceeds from shares issued 3,934,326 4,334,275
Dividends reinvested — —
Cost of shares redeemed (14,262,840) (26,618,285)
Total Class II Shares (10,328,514) (22,284,010)
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (28,624,858) $ (59,558,408)

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 59
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 3,094,541 $ 6,751,183 $ 4,533,073 $ 9,159,113
24,386,754 53,970,730 17,423,181 24,508,359
29,292,239 26,296,206 31,171,283 15,861,046
56,773,534 87,018,119 53,127,537 49,528,518
— (19,999,551) — (3,159,641)
— (4,783,085) — (25,640,671)
— (7,161,135) — (1,091,824)
— (31,943,771) — (29,892,136)
(36,658,887) (36,209,687) (18,303,691) (21,553,125)
20,114,647 18,864,661 34,823,846 (1,916,743)
676,525,453 657,660,792 529,211,053 531,127,796
$ 696,640,100 $ 676,525,453 $ 564,034,899 $ 529,211,053
$ 2,914,432 $ 5,516,872 $ 3,596,323 $ 4,985,810
— 19,999,551 — 3,159,641
(28,494,840) (49,867,970) (5,446,694) (13,321,342)
(25,580,408) (24,351,547) (1,850,371) (5,175,891)
5,385,507 6,447,723 12,850,756 12,777,612
— 4,783,085 — 25,640,671
(11,447,529) (19,457,118) (28,816,212) (54,146,845)
(6,062,022) (8,226,310) (15,965,456) (15,728,562)
670,212 1,652,815 134,134 364,210
— 7,161,135 — 1,091,824
(5,686,669) (12,445,780) (621,998) (2,104,706)
(5,016,457) (3,631,830) (487,864) (648,672)
$ (36,658,887) $ (36,209,687) $ (18,303,691) $ (21,553,125)

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 171,365 409,129
Reinvested — —
Redeemed (2,693,716) (5,758,310)
Total Class I Shares (2,522,351) (5,349,181)
Class II Shares
Issued 678,954 765,245
Reinvested — —
Redeemed (2,271,847) (4,416,312)
Total Class II Shares (1,592,893) (3,651,067)
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (4,115,244) (9,000,248)

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 61
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
121,864 237,928 173,981 239,198
— 852,137 — 151,322
(1,190,325) (2,170,147) (261,158) (642,836)
(1,068,461) (1,080,082) (87,177) (252,316)
227,745 283,720 637,853 621,541
— 205,853 — 1,247,120
(484,420) (851,570) (1,385,578) (2,656,364)
(256,675) (361,997) (747,725) (787,703)
27,844 69,987 6,315 17,790
— 305,498 — 52,273
(238,599) (540,926) (29,436) (100,564)
(210,755) (165,441) (23,121) (30,501)
(1,535,891) (1,607,520) (858,023) (1,070,520)

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (II)
NVIT GQG US Quality Equity Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ 149,281 $ 160,970
Net realized gains (losses) 22,920,972 3,625,935
Net change in unrealized appreciation/depreciation (18,314,026) 4,921,695
Change in net assets resulting from operations 4,756,227 8,708,600
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,184,637)
Class II — (12,864,163)
Change in net assets from shareholder distributions — (14,048,800)
Change in net assets from capital transactions (10,002,763) 1,911,749
Change in net assets (5,246,536) (3,428,451)
Net Assets:
Beginning of period 101,972,653 105,401,104
End of period $ 96,726,117 $ 101,972,653
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,228,741 $ 1,684,014
Dividends reinvested — 1,184,637
Cost of shares redeemed (1,424,747) (2,351,042)
Total Class I Shares (196,006) 517,609
Class II Shares
Proceeds from shares issued 1,315,217 1,612,149
Dividends reinvested — 12,864,163
Cost of shares redeemed (11,121,974) (13,082,172)
Total Class II Shares (9,806,757) 1,394,140
Change in net assets from capital transactions $ (10,002,763) $ 1,911,749
SHARE TRANSACTIONS:
Class I Shares
Issued 104,830 133,759
Reinvested — 102,179
Redeemed (123,220) (194,449)
Total Class I Shares (18,390) 41,489
Class II Shares
Issued 115,060 130,453
Reinvested — 1,112,586
Redeemed (958,627) (1,074,045)
Total Class II Shares (843,567) 168,994
Total change in shares (861,957) 210,483

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 63
NVIT Invesco Small Cap Growth Fund NVIT Jacobs Levy Large Cap Core Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ (572,584) $ (1,067,812) $ 679,362 $ 1,141,982
(2,040,163) 20,568,172 7,715,911 28,597,524
9,672,032 8,436,413 (3,536,289) 17,489,722
7,059,285 27,936,773 4,858,984 47,229,228
— — — (65,779,051)
— — — (17,037,463)
— — — (82,816,514)
12,905,840 18,309,782 (14,243,592) 52,963,518
19,965,125 46,246,555 (9,384,608) 17,376,232
182,102,628 135,856,073 248,699,974 231,323,742
$ 202,067,753 $ 182,102,628 $ 239,315,366 $ 248,699,974
$ 28,581,740 $ 23,613,321 $ 738,017 $ 1,820,685
— — — 65,779,051
(11,917,208) (17,758,455) (11,610,370) (23,925,741)
16,664,532 5,854,866 (10,872,353) 43,673,995
15,026,418 38,741,409 1,142,943 2,693,204
— — — 17,037,463
(18,785,110) (26,286,493) (4,514,182) (10,441,144)
(3,758,692) 12,454,916 (3,371,239) 9,289,523
$ 12,905,840 $ 18,309,782 $ (14,243,592) $ 52,963,518
1,764,443 1,458,394 73,062 163,031
— — — 7,124,500
(753,072) (1,144,551) (1,194,907) (1,998,209)
1,011,371 313,843 (1,121,845) 5,289,322
1,117,940 2,898,181 125,317 235,573
— — — 1,910,140
(1,336,769) (2,004,034) (481,961) (863,938)
(218,829) 894,147 (356,644) 1,281,775
792,542 1,207,990 (1,478,489) 6,571,097

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (II)
NVIT Jacobs Levy Large Cap Growth Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ (69,006) $ (705,963)
Net realized gains 22,419,908 82,366,685
Net change in unrealized appreciation/depreciation 2,148,659 7,125,904
Change in net assets resulting from operations 24,499,561 88,786,626
Distributions to Shareholders From:
Distributable earnings:
Class I — (10,972,423)
Class II — (22,530,388)
Class IV — —
Change in net assets from shareholder distributions — (33,502,811)
Change in net assets from capital transactions (4,063,569) 38,502,502
Change in net assets 20,435,992 93,786,317
Net Assets:
Beginning of period 434,572,356 340,786,039
End of period $ 455,008,348 $ 434,572,356
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 7,933,438 $ 24,941,926
Dividends reinvested — 10,972,423
Cost of shares redeemed (10,253,958) (21,147,182)
Total Class I Shares (2,320,520) 14,767,167
Class II Shares
Proceeds from shares issued 48,851,540 70,817,588
Dividends reinvested — 22,530,388
Cost of shares redeemed (50,594,589) (69,612,641)
Total Class II Shares (1,743,049) 23,735,335
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (4,063,569) $ 38,502,502

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 65
NVIT Multi-Manager Small Cap Value Fund NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 331,821 $ 1,548,295 $ 548,591 $ 2,651,346
1,234,609 15,971,620 6,748,311 26,298,270
(12,316,742) (4,157,091) (13,807,883) 13,702,540
(10,750,312) 13,362,824 (6,510,981) 42,652,156
— (2,259,062) — (7,792,904)
— (818,478) — (2,350,271)
— (349,765) — (722,043)
— (3,427,305) — (10,865,218)
(7,483,610) (19,840,155) (32,195,788) (6,048,921)
(18,233,922) (9,904,636) (38,706,769) 25,738,017
207,021,446 216,926,082 380,121,142 354,383,125
$ 188,787,524 $ 207,021,446 $ 341,414,373 $ 380,121,142
$ 2,143,532 $ 5,686,534 $ 4,318,689 $ 12,822,688
— 2,259,062 — 7,792,904
(9,241,402) (21,283,737) (19,580,368) (41,420,053)
(7,097,870) (13,338,141) (15,261,679) (20,804,461)
2,736,619 8,154,267 24,195,708 44,743,625
— 818,478 — 2,350,271
(2,725,430) (14,062,608) (39,951,489) (31,434,116)
11,189 (5,089,863) (15,755,781) 15,659,780
305,964 536,069 398,133 2,147,540
— 349,765 — 722,043
(702,893) (2,297,985) (1,576,461) (3,773,823)
(396,929) (1,412,151) (1,178,328) (904,240)
$ (7,483,610) $ (19,840,155) $ (32,195,788) $ (6,048,921)

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (II)
NVIT Jacobs Levy Large Cap Growth Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 836,428 2,657,262
Reinvested — 1,278,837
Redeemed (1,086,995) (2,235,243)
Total Class I Shares (250,567) 1,700,856
Class II Shares
Issued 5,406,216 7,980,370
Reinvested — 2,778,100
Redeemed (5,524,018) (7,819,148)
Total Class II Shares (117,802) 2,939,322
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (368,369) 4,640,178

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 67
NVIT Multi-Manager Small Cap Value Fund NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
242,303 583,749 226,091 656,692
— 234,551 — 416,973
(995,941) (2,202,181) (1,039,255) (2,143,164)
(753,638) (1,383,881) (813,164) (1,069,499)
324,612 884,415 1,444,194 2,544,496
— 91,552 — 144,188
(321,244) (1,517,325) (2,396,499) (1,869,124)
3,368 (541,358) (952,305) 819,560
33,253 55,289 21,803 106,161
— 36,313 — 38,708
(75,540) (237,055) (82,471) (195,083)
(42,287) (145,453) (60,668) (50,214)
(792,557) (2,070,692) (1,826,137) (300,153)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Equity Funds (II)
NVIT Real Estate Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 2,655,162 $ 3,585,554
Net realized gains 5,166,888 12,195,562
Net change in unrealized appreciation/depreciation (12,363,206) 5,999,302
Change in net assets resulting from operations (4,541,156) 21,780,418
Distributions to Shareholders From:
Distributable earnings:
Class I — (3,268,436)
Class II — (1,640,516)
Change in net assets from shareholder distributions — (4,908,952)
Change in net assets from capital transactions (9,599,745) (18,794,225)
Change in net assets (14,140,901) (1,922,759)
Net Assets:
Beginning of period 214,203,251 216,126,010
End of period $ 200,062,350 $ 214,203,251
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 5,303,833 $ 4,629,115
Dividends reinvested — 3,268,436
Cost of shares redeemed (8,560,176) (20,157,592)
Total Class I Shares (3,256,343) (12,260,041)
Class II Shares
Proceeds from shares issued 7,064,305 6,693,057
Dividends reinvested — 1,640,516
Cost of shares redeemed (13,407,707) (14,867,757)
Total Class II Shares (6,343,402) (6,534,184)
Change in net assets from capital transactions $ (9,599,745) $ (18,794,225)
SHARE TRANSACTIONS:
Class I Shares
Issued 677,166 617,645
Reinvested — 388,984
Redeemed (1,091,029) (2,586,185)
Total Class I Shares (413,863) (1,579,556)
Class II Shares
Issued 934,564 849,271
Reinvested — 198,205
Redeemed (1,779,444) (1,948,807)
Total Class II Shares (844,880) (901,331)
Total change in shares (1,258,743) (2,480,887)

Equity Funds (II) - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 69
NVIT Victory Mid Cap Value Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 1,683,585 $ 3,209,258
432,035 32,736,968
(4,943,299) (8,256,600)
(2,827,679) 27,689,626
— (719,604)
— (8,523,256)
— (9,242,860)
(16,856,329) (28,777,438)
(19,684,008) (10,330,672)
326,721,657 337,052,329
$ 307,037,649 $ 326,721,657
$ 2,258,070 $ 5,181,877
— 719,604
(4,058,319) (6,161,985)
(1,800,249) (260,504)
2,326,289 4,465,858
— 8,523,256
(17,382,369) (41,506,048)
(15,056,080) (28,516,934)
$ (16,856,329) $ (28,777,438)
283,734 632,078
— 87,308
(507,141) (771,707)
(223,407) (52,321)
288,230 546,943
— 1,025,453
(2,166,221) (5,080,153)
(1,877,991) (3,507,757)
(2,101,398) (3,560,078)

70 - Financial Highlights - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 7.43 $ (0.02) $ 0.20 $ 0.18 $ — $ — $ — $ 7.61 2.42% $ 340,970 0.82% (0.54)% 0.88% 36.49%
12/31/2024 6.27 (0.03) 1.19 1.16 — — — 7.43 18.50% 351,465 0.82% (0.47)% 0.88% 62.68%
12/31/2023 5.20 (0.02) 1.09 1.07 — — — 6.27 20.58% 330,070 0.82% (0.34)% 0.87% 53.01%
12/31/2022 11.56 (0.04) (4.12) (4.16) — (2.20) (2.20) 5.20 (37.61)% 299,552 0.82% (0.59)% 0.89% 52.92%
12/31/2021 13.85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) 11.56 (4.70)% 524,188 0.82% (0.71)% 0.88% 56.85%
12/31/2020 9.91 (0.06) 5.62 5.56 — (1.62) (1.62) 13.85 60.90% 600,572 0.82% (0.57)% 0.89% 86.95%
Class II Shares
6/30/2025 (Unaudited) 6.40 (0.02) 0.17 0.15 — — — 6.55 2.34% 103,243 1.07% (0.79)% 1.13% 36.49%
12/31/2024 5.42 (0.04) 1.02 0.98 — — — 6.40 18.08% 111,069 1.07% (0.72)% 1.13% 62.68%
12/31/2023 4.50 (0.03) 0.95 0.92 — — — 5.42 20.44% 113,717 1.07% (0.59)% 1.12% 53.01%
12/31/2022 10.47 (0.05) (3.72) (3.77) — (2.20) (2.20) 4.50 (37.82)% 106,384 1.07% (0.84)% 1.15% 52.92%
12/31/2021 12.72 (0.12) (0.30) (0.42) — (1.83) (1.83) 10.47 (4.93)% 168,596 1.07% (0.96)% 1.13% 56.85%
12/31/2020 9.23 (0.08) 5.19 5.11 — (1.62) (1.62) 12.72 60.50% 185,865 1.07% (0.82)% 1.14% 86.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2025 (Unaudited) - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap Defensive Style Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2025 (Unaudited) $ 23.00 $ 0.11 $ 1.89 $ 2.00 $ — $ — $ — $ 25.00 8.70% $ 429,908 0.79% 0.95% 0.79% 9.04%
12/31/2024 21.20 0.24 2.67 2.91 (0.25) (0.86) (1.11) 23.00 13.66% 420,226 0.79% 1.02% 0.79% 19.96%
12/31/2023 22.00 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.20 8.27% 410,239 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.22 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 22.00 (8.44)% 416,998 0.79% 1.16% 0.79% 25.96%
12/31/2021 23.53 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.22 21.88% 502,466 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.17 0.24 2.06 2.30 (0.25) (1.69) (1.94) 23.53 10.35% 462,718 0.80% 1.06% 0.80% 27.72%
Class II Shares
6/30/2025 (Unaudited) 22.83 0.08 1.87 1.95 — — — 24.78 8.54% 107,535 1.04% 0.70% 1.04% 9.04%
12/31/2024 21.06 0.18 2.64 2.82 (0.19) (0.86) (1.05) 22.83 13.33% 104,948 1.04% 0.77% 1.04% 19.96%
12/31/2023 21.87 0.24 1.42 1.66 (0.23) (2.24) (2.47) 21.06 8.03% 104,400 1.04% 1.12% 1.04% 20.34%
12/31/2022 27.08 0.22 (2.62) (2.40) (0.21) (2.60) (2.81) 21.87 (8.66)% 105,627 1.04% 0.91% 1.04% 25.96%
12/31/2021 23.42 0.14 4.86 5.00 (0.13) (1.21) (1.34) 27.08 21.57% 128,404 1.05% 0.54% 1.05% 17.86%
12/31/2020 23.08 0.18 2.05 2.23 (0.20) (1.69) (1.89) 23.42 10.05% 111,293 1.05% 0.82% 1.05% 27.72%
Class IV Shares
6/30/2025 (Unaudited) 22.98 0.11 1.88 1.99 — — — 24.97 8.66% 159,197 0.79% 0.95% 0.79% 9.04%
12/31/2024 21.18 0.24 2.67 2.91 (0.25) (0.86) (1.11) 22.98 13.67% 151,352 0.79% 1.02% 0.79% 19.96%
12/31/2023 21.98 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.18 8.29% 143,021 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.20 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 21.98 (8.45)% 139,336 0.79% 1.17% 0.79% 25.96%
12/31/2021 23.51 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.20 21.90% 160,843 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.16 0.24 2.05 2.29 (0.25) (1.69) (1.94) 23.51 10.32% 141,910 0.80% 1.06% 0.80% 27.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

72 - Financial Highlights - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Equity Dividend Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 20.23 $ 0.20 $ 1.87 $ 2.07 $ — $ — $ — $ 22.30 10.23% $ 58,544 0.80% 1.91% 0.84% 29.21%
12/31/2024 19.49 0.39 1.55 1.94 (0.36) (0.84) (1.20) 20.23 9.86% 54,856 0.80% 1.89% 0.84% 50.55%
12/31/2023 19.32 0.40 1.78 2.18 (0.35) (1.66) (2.01) 19.49 11.99% 57,789 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.79 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.32 (3.99)% 54,699 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.39 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.79 20.29% 59,202 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.90 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.39 3.63% 52,262 0.80% 1.96% 0.87% 47.27%
Class II Shares
6/30/2025 (Unaudited) 19.95 0.17 1.85 2.02 — — — 21.97 10.13% 485,321 1.05% 1.65% 1.09% 29.21%
12/31/2024 19.24 0.34 1.52 1.86 (0.31) (0.84) (1.15) 19.95 9.57% 455,595 1.05% 1.65% 1.09% 50.55%
12/31/2023 19.09 0.35 1.77 2.12 (0.31) (1.66) (1.97) 19.24 11.77% 454,664 1.05% 1.80% 1.09% 41.27%
12/31/2022 22.57 0.30 (1.32) (1.02) (0.25) (2.21) (2.46) 19.09 (4.29)% 435,196 1.05% 1.42% 1.09% 52.53%
12/31/2021 19.21 0.26 3.57 3.83 (0.24) (0.23) (0.47) 22.57 20.00% 461,237 1.05% 1.21% 1.10% 49.65%
12/31/2020 19.74 0.30 0.24 0.54 (0.27) (0.80) (1.07) 19.21 3.35% 373,700 1.05% 1.70% 1.12% 47.27%
Class IV Shares
6/30/2025 (Unaudited) 20.24 0.20 1.88 2.08 — — — 22.32 10.28% 20,170 0.80% 1.91% 0.84% 29.21%
12/31/2024 19.51 0.40 1.53 1.93 (0.36) (0.84) (1.20) 20.24 9.79% 18,760 0.80% 1.90% 0.84% 50.55%
12/31/2023 19.33 0.40 1.79 2.19 (0.35) (1.66) (2.01) 19.51 12.04% 18,675 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.80 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.33 (3.99)% 17,690 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.40 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.80 20.28% 20,018 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.91 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.40 3.63% 18,394 0.80% 1.95% 0.87% 47.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - June 30, 2025 (Unaudited) - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
NVIT GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 11.38 $ 0.02 $ 0.55 $ 0.57 $ — $ — $ — $ 11.95 5.01% $ 8,014 0.78% 0.38% 0.83% 96.62%
12/31/2024 12.04 0.03 1.04 1.07 (0.03) (1.70) (1.73) 11.38 8.63% 7,843 0.78% 0.23% 0.83% 8.36%
12/31/2023 11.31 0.04 2.18 2.22 (0.04) (1.45) (1.49) 12.04 20.59% 7,800 0.85% 0.36% 0.91% 92.57%
12/31/2022 15.84 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.31 (22.92)% 6,576 0.86% 0.49% 0.92% 30.18%
12/31/2021 14.08 0.04 3.65 3.69 (0.05) (1.88) (1.93) 15.84 26.81% 9,380 0.87% 0.28% 0.94% 17.60%
12/31/2020 13.36 0.11 1.59 1.70 (0.10) (0.88) (0.98) 14.08 13.36% 8,556 0.87% 0.83% 0.94% 105.33%
Class II Shares
6/30/2025 (Unaudited) 11.36 0.02 0.54 0.56 — — — 11.92 4.93% 88,712 0.87% 0.29% 1.08% 96.62%
12/31/2024 12.03 0.02 1.03 1.05 (0.02) (1.70) (1.72) 11.36 8.47% 94,129 0.87% 0.15% 1.08% 8.36%
12/31/2023 11.29 0.04 2.18 2.22 (0.03) (1.45) (1.48) 12.03 20.68% 97,601 0.87% 0.34% 1.09% 92.57%
12/31/2022 15.82 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.29 (22.95)% 89,538 0.87% 0.49% 1.09% 30.18%
12/31/2021 14.07 0.04 3.64 3.68 (0.05) (1.88) (1.93) 15.82 26.76% 132,963 0.87% 0.27% 1.10% 17.60%
12/31/2020 13.35 0.10 1.60 1.70 (0.10) (0.88) (0.98) 14.07 13.34% 108,906 0.89% 0.81% 1.12% 105.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

74 - Financial Highlights - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Invesco Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2025 (Unaudited) $ 16.63 $ (0.04) $ 0.58 $ 0.54 $ — $ — $ — $ 17.17 3.25% $ 116,300 1.08% (0.48)% 1.09% 38.45%
12/31/2024 13.72 (0.09) 3.00 2.91 — — — 16.63 21.21% 95,860 1.08% (0.59)% 1.09% 116.42%
12/31/2023 11.68 (0.05) 2.09 2.04 — — — 13.72 17.47% 74,780 1.09% (0.43)% 1.09% 90.98%
12/31/2022 19.86 (0.07) (5.83) (5.90) — (2.28) (2.28) 11.68 (30.33)%(h) 64,673 1.09% (0.49)% 1.11% 77.32%
12/31/2021 19.65 (0.13) 2.16 2.03 — (1.82) (1.82) 19.86 10.25%(h) 96,458 1.09% (0.64)% 1.12% 61.82%
12/31/2020 15.98 (0.11) 6.03 5.92 — (2.25) (2.25) 19.65 40.89% 96,535 1.09% (0.65)% 1.15% 72.58%
Class II Shares
6/30/2025 (Unaudited) 13.87 (0.05) 0.47 0.42 — — — 14.29 3.03%(h) 85,767 1.33% (0.73)% 1.34% 38.45%
12/31/2024 11.47 (0.11) 2.51 2.40 — — — 13.87 20.92% 86,242 1.33% (0.83)% 1.34% 116.42%
12/31/2023 9.79 (0.07) 1.75 1.68 — — — 11.47 17.16% 61,076 1.34% (0.67)% 1.34% 90.98%
12/31/2022 17.19 (0.09) (5.03) (5.12) — (2.28) (2.28) 9.79 (30.51)% 49,741 1.34% (0.73)% 1.36% 77.32%
12/31/2021 17.26 (0.16) 1.91 1.75 — (1.82) (1.82) 17.19 10.05% 66,855 1.34% (0.89)% 1.37% 61.82%
12/31/2020 14.32 (0.13) 5.32 5.19 — (2.25) (2.25) 17.26 40.51% 55,653 1.34% (0.90)% 1.40% 72.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2025 (Unaudited) - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 10.00 $ 0.03 $ 0.20 $ 0.23 $ — $ — $ — $ 10.23 2.30% $ 191,100 0.77% 0.60% 0.83% 58.19%
12/31/2024 12.59 0.06 2.22 2.28 (0.04) (4.83) (4.87) 10.00 21.48% 198,083 0.77% 0.49% 0.82% 66.02%
12/31/2023 11.05 0.06 2.44 2.50 (0.06) (0.90) (0.96) 12.59 23.39% 182,646 0.79% 0.50% 0.84% 166.06%
12/31/2022 15.15 0.05 (2.64) (2.59) (0.05) (1.46) (1.51) 11.05 (17.06)% 162,956 0.83% 0.41% 0.83% 10.20%
12/31/2021 12.24 0.04 3.19 3.23 (0.04) (0.28) (0.32) 15.15 26.57% 216,356 0.84% 0.30% 0.84% 12.58%
12/31/2020 11.78 0.04 1.43 1.47 (0.05) (0.96) (1.01) 12.24 13.55% 187,758 0.85% 0.41% 0.85% 22.11%
Class II Shares
6/30/2025 (Unaudited) 9.67 0.02 0.19 0.21 — — — 9.88 2.17% 48,215 0.87% 0.50% 0.93% 58.19%
12/31/2024 12.31 0.05 2.17 2.22 (0.03) (4.83) (4.86) 9.67 21.48% 50,617 0.87% 0.39% 0.92% 66.02%
12/31/2023 10.83 0.05 2.38 2.43 (0.05) (0.90) (0.95) 12.31 23.20% 48,678 0.89% 0.40% 0.94% 166.06%
12/31/2022 14.88 0.04 (2.59) (2.55) (0.04) (1.46) (1.50) 10.83 (17.11)% 45,596 0.93% 0.32% 0.93% 10.20%
12/31/2021 12.03 0.03 3.13 3.16 (0.03) (0.28) (0.31) 14.88 26.42% 57,249 0.94% 0.20% 0.94% 12.58%
12/31/2020 11.60 0.03 1.40 1.43 (0.04) (0.96) (1.00) 12.03 13.40% 48,964 0.95% 0.31% 0.95% 22.11%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

76 - Financial Highlights - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 9.78 $ 0.01 $ 0.55 $ 0.56 $ — $ — $ — $ 10.34 5.73%(g) $ 146,776 0.70% 0.13% 0.73% 60.38%
12/31/2024 8.50 — 2.10 2.10 (0.08) (0.74) (0.82) 9.78 26.06% 141,377 0.70% (0.04)% 0.71% 100.08%
12/31/2023 6.97 — 2.39 2.39 (0.44) (0.42) (0.86) 8.50 35.36% 108,357 0.81% (0.01)% 0.87% 106.31%
12/31/2022 10.48 — (1.20) (1.20) (0.50) (1.81) (2.31) 6.97 (12.49)% 79,244 0.81% 0.03% 0.88% 136.52%
12/31/2021 8.94 (0.01) 3.42 3.41 — (1.87) (1.87) 10.48 40.45% 93,990 0.81% (0.11)% 0.90% 107.88%
12/31/2020 12.40 0.01 3.09 3.10 — (6.56) (6.56) 8.94 30.09% 73,693 0.81% 0.07% 0.94% 187.56%
Class II Shares
6/30/2025 (Unaudited) 9.24 (0.01) 0.52 0.51 — — — 9.75 5.52%(g) 308,232 0.95% (0.11)% 0.98% 60.38%
12/31/2024 8.07 (0.02) 1.99 1.97 (0.06) (0.74) (0.80) 9.24 25.86% 293,196 0.95% (0.25)% 0.96% 100.08%
12/31/2023 6.67 (0.02) 2.28 2.26 (0.44) (0.42) (0.86) 8.07 34.99% 232,429 1.06% (0.26)% 1.12% 106.31%
12/31/2022 10.11 (0.02) (1.15) (1.17) (0.46) (1.81) (2.27) 6.67 (12.64)% 149,006 1.06% (0.23)% 1.14% 136.52%
12/31/2021 8.70 (0.03) 3.31 3.28 — (1.87) (1.87) 10.11 40.03%(g) 187,861 1.06% (0.36)% 1.15% 107.88%
12/31/2020 12.24 (0.02) 3.04 3.02 — (6.56) (6.56) 8.70 29.77%(g) 139,637 1.06% (0.18)% 1.19% 187.56%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2025 (Unaudited) - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 9.87 $ 0.02 $ (0.54) $ (0.52) $ — $ — $ — $ 9.35 (5.27)% $ 121,961 1.06% 0.41% 1.11% 31.55%
12/31/2024 9.42 0.08 0.53 0.61 (0.07) (0.09) (0.16) 9.87 6.53% 136,084 1.06% 0.79% 1.10% 40.66%
12/31/2023 8.47 0.03 1.40 1.43 (0.04) (0.44) (0.48) 9.42 17.45% 142,939 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.58 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.47 (12.91)% 131,645 1.06% 0.35% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.82 2.81 — — — 11.58 32.04% 165,179 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 134,656 1.06% (0.09)% 1.15% 49.77%
Class II Shares
6/30/2025 (Unaudited) 9.22 0.01 (0.50) (0.49) — — — 8.73 (5.31)% 46,899 1.31% 0.17% 1.36% 31.55%
12/31/2024 8.82 0.05 0.50 0.55 (0.06) (0.09) (0.15) 9.22 6.30% 49,501 1.31% 0.54% 1.35% 40.66%
12/31/2023 7.96 0.01 1.31 1.32 (0.02) (0.44) (0.46) 8.82 17.15% 52,154 1.31% 0.14% 1.35% 54.06%
12/31/2022 11.00 0.01 (1.44) (1.43) (0.01) (1.60) (1.61) 7.96 (13.16)% 49,703 1.31% 0.11% 1.36% 52.48%
12/31/2021 8.36 (0.03) 2.67 2.64 — — — 11.00 31.58% 60,496 1.31% (0.30)% 1.38% 60.03%
12/31/2020 8.01 (0.02) 0.41 0.39 — (0.04) (0.04) 8.36 4.95% 42,278 1.31% (0.34)% 1.40% 49.77%
Class IV Shares
6/30/2025 (Unaudited) 9.86 0.02 (0.53) (0.51) — — — 9.35 (5.17)% 19,927 1.06% 0.41% 1.11% 31.55%
12/31/2024 9.42 0.08 0.52 0.60 (0.07) (0.09) (0.16) 9.86 6.43% 21,437 1.06% 0.79% 1.10% 40.66%
12/31/2023 8.46 0.03 1.41 1.44 (0.04) (0.44) (0.48) 9.42 17.59% 21,833 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.57 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.46 (12.94)% 19,877 1.06% 0.36% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.81 2.80 — — — 11.57 31.93% 24,718 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 20,289 1.06% (0.09)% 1.15% 49.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

78 - Financial Highlights - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Company Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 19.97 $ 0.04 $ (0.30) $ (0.26) $ — $ — $ — $ 19.71 (1.30)% $ 242,428 1.04% 0.38% 1.07% 42.57%
12/31/2024 18.22 0.15 2.19 2.34 (0.02) (0.57) (0.59) 19.97 13.08% 261,850 1.04% 0.78% 1.07% 69.07%
12/31/2023 16.16 0.08 2.17 2.25 (0.09) (0.10) (0.19) 18.22 13.99% 258,290 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.89 0.10 (4.82) (4.72) (0.08) (4.93) (5.01) 16.16 (18.77)% 261,535 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.99 (0.02) 6.17 6.15 — (0.25) (0.25) 25.89 30.84% 350,780 1.06% (0.07)% 1.08% 74.63%
12/31/2020 17.02 (0.01) 3.67 3.66 — (0.69) (0.69) 19.99 22.69% 263,798 1.09% (0.08)% 1.11% 64.45%
Class II Shares
6/30/2025 (Unaudited) 17.51 0.01 (0.26) (0.25) — — — 17.26 (1.43)%(g) 75,998 1.29% 0.13% 1.32% 42.57%
12/31/2024 16.06 0.10 1.92 2.02 — (0.57) (0.57) 17.51 12.84% 93,772 1.29% 0.57% 1.32% 69.07%
12/31/2023 14.27 0.03 1.91 1.94 (0.05) (0.10) (0.15) 16.06 13.69% 72,835 1.29% 0.21% 1.31% 80.61%
12/31/2022 23.58 0.04 (4.37) (4.33) (0.05) (4.93) (4.98) 14.27 (18.98)% 68,627 1.30% 0.23% 1.32% 74.80%
12/31/2021 18.27 (0.07) 5.63 5.56 — (0.25) (0.25) 23.58 30.51% 78,214 1.31% (0.31)% 1.33% 74.63%
12/31/2020 15.66 (0.05) 3.35 3.30 — (0.69) (0.69) 18.27 22.36% 50,740 1.34% (0.33)% 1.36% 64.45%
Class IV Shares
6/30/2025 (Unaudited) 19.93 0.04 (0.29) (0.25) — — — 19.68 (1.25)% 22,988 1.04% 0.38% 1.07% 42.57%
12/31/2024 18.18 0.15 2.19 2.34 (0.02) (0.57) (0.59) 19.93 13.12% 24,499 1.04% 0.80% 1.07% 69.07%
12/31/2023 16.13 0.08 2.16 2.24 (0.09) (0.10) (0.19) 18.18 13.96% 23,259 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.85 0.10 (4.81) (4.71) (0.08) (4.93) (5.01) 16.13 (18.76)% 21,765 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.97 (0.02) 6.15 6.13 — (0.25) (0.25) 25.85 30.77% 28,226 1.06% (0.08)% 1.08% 74.63%
12/31/2020 17.00 (0.01) 3.67 3.66 — (0.69) (0.69) 19.97 22.72% 23,965 1.09% (0.08)% 1.11% 64.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2025 (Unaudited) - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
NVIT Real Estate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 7.98 $ 0.10 $ (0.26) $ (0.16) $ — $ — $ — $ 7.82 (2.00)% $ 131,781 0.84% 2.71% 0.93% 52.43%
12/31/2024 7.37 0.14 0.66 0.80 (0.19) — (0.19) 7.98 10.72% 137,795 0.83% 1.75% 0.93% 70.65%
12/31/2023 6.84 0.15 0.70 0.85 (0.16) (0.16) (0.32) 7.37 12.88% 138,949 0.84% 2.16% 0.93% 107.42%
12/31/2022 10.55 0.15 (3.09) (2.94) (0.13) (0.64) (0.77) 6.84 (28.52)% 136,237 0.84% 1.83% 0.93% 92.95%
12/31/2021 7.26 0.07 3.32 3.39 (0.10) — (0.10) 10.55 46.75% 202,790 0.85% 0.82% 0.94% 65.02%
12/31/2020 7.83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) 7.26 (5.39)% 150,351 0.85% 1.39% 0.94% 72.49%
Class II Shares
6/30/2025 (Unaudited) 7.86 0.09 (0.26) (0.17) — — — 7.69 (2.16)% 68,282 1.09% 2.41% 1.18% 52.43%
12/31/2024 7.26 0.11 0.66 0.77 (0.17) — (0.17) 7.86 10.49% 76,408 1.08% 1.52% 1.18% 70.65%
12/31/2023 6.74 0.13 0.70 0.83 (0.15) (0.16) (0.31) 7.26 12.64% 77,177 1.09% 1.92% 1.18% 107.42%
12/31/2022 10.41 0.13 (3.06) (2.93) (0.10) (0.64) (0.74) 6.74 (28.72)% 76,361 1.09% 1.54% 1.18% 92.95%
12/31/2021 7.17 0.05 3.27 3.32 (0.08) — (0.08) 10.41 46.33% 118,765 1.10% 0.57% 1.19% 65.02%
12/31/2020 7.74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) 7.17 (5.70)% 83,147 1.10% 1.13% 1.19% 72.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

80 - Financial Highlights - June 30, 2025 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Victory Mid Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 8.08 $ 0.05 $ (0.11) $ (0.06) $ — $ — $ — $ 8.02 (0.74)% $ 23,250 0.86% 1.17% 0.99% 26.84%
12/31/2024 7.66 0.08 0.58 0.66 (0.09) (0.15) (0.24) 8.08 8.54% 25,239 0.92% 1.04% 0.99% 88.43%
12/31/2023 8.43 0.11 0.54 0.65 (0.13) (1.29) (1.42) 7.66 8.82% 24,318 0.93% 1.33% 0.99% 36.55%
12/31/2022 9.52 0.13 (0.39) (0.26) (0.13) (0.70) (0.83) 8.43 (2.59)% 24,558 0.93% 1.44% 0.99% 93.03%
12/31/2021 7.73 0.07 1.80 1.87 (0.08) — (0.08) 9.52 24.20% 22,901 0.93% 0.84% 1.00% 56.28%
12/31/2020 7.98 0.09 (0.19) (0.10) (0.15) — (0.15) 7.73 (1.07)% 16,786 0.95% 1.27% 1.01% 97.54%
Class II Shares
6/30/2025 (Unaudited) 8.16 0.04 (0.10) (0.06) — — — 8.10 (0.74)% 283,787 0.95% 1.08% 1.08% 26.84%
12/31/2024 7.73 0.08 0.58 0.66 (0.08) (0.15) (0.23) 8.16 8.49% 301,483 1.01% 0.95% 1.08% 88.43%
12/31/2023 8.50 0.10 0.54 0.64 (0.12) (1.29) (1.41) 7.73 8.63% 312,734 1.02% 1.24% 1.08% 36.55%
12/31/2022 9.59 0.12 (0.39) (0.27) (0.12) (0.70) (0.82) 8.50 (2.66)% 325,615 1.02% 1.32% 1.08% 93.03%
12/31/2021 7.79 0.07 1.80 1.87 (0.07) — (0.07) 9.59 24.02% 360,185 1.02% 0.73% 1.09% 56.28%
12/31/2020 8.04 0.08 (0.19) (0.11) (0.14) — (0.14) 7.79 (1.14)% 322,931 1.04% 1.17% 1.10% 97.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 81
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Allspring Discovery Fund ("Discovery")
NVIT AQR Large Cap Defensive Style Fund ("Defensive Style")
NVIT BlackRock Equity Dividend Fund ("Equity Dividend")
NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund) ("US Quality Equity")
NVIT Invesco Small Cap Growth Fund ("Small Cap Growth")
NVIT Jacobs Levy Large Cap Core Fund ("JL Large Cap Core")
NVIT Jacobs Levy Large Cap Growth Fund ("JL Large Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Real Estate Fund ("Real Estate")
NVIT Victory Mid Cap Value Fund ("Mid Cap Value")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Equity Dividend,
JL Large Cap Core, Small Cap Growth, Small Cap Value, and Real Estate. Shares of Discovery, Defensive Style, US Quality
Equity, JL Large Cap Growth, and Mid Cap Value are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies. Shares of Small Company are held by separate accounts established by NLIC, NLAIC, and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II and Class IV shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate and US Quality Equity, is a diversified fund as defined in the 1940 Act. Real Estate and US Quality
Equity are non-diversified funds, as defined in the 1940 Act.
Effective June 18, 2025, NVIT Calvert Equity Fund was renamed to "NVIT GQG US Quality Equity Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to

82 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 83
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 438,465,290 $ – $ – $ 438,465,290
Repurchase Agreements – 30,309,154 – 30,309,154
Total $ 438,465,290 $ 30,309,154 $ – $ 468,774,444
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 687,752,388 $ – $ – $ 687,752,388
Futures Contracts# 143,795 – – 143,795
Repurchase Agreements – 26,710,052 – 26,710,052
Total $ 687,896,183 $ 26,710,052 $ – $ 714,606,235
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 18,230,222 $ 3,145,980 $ – $ 21,376,202
Automobile Components 2,259,194 – – 2,259,194
Automobiles 4,080,050 – – 4,080,050
Banks 68,234,710 – – 68,234,710
Beverages 3,184,009 – – 3,184,009
Broadline Retail 14,129,813 – – 14,129,813
Building Products 4,511,637 – – 4,511,637
Capital Markets 19,651,141 – – 19,651,141
Chemicals 13,456,261 – – 13,456,261
Commercial Services & Supplies – 4,608,541 – 4,608,541
Communications Equipment 7,171,325 – – 7,171,325
Consumer Finance 2,344,402 – – 2,344,402
Consumer Staples Distribution & Retail 9,773,542 – – 9,773,542
Containers & Packaging 7,784,419 – – 7,784,419
Diversified Telecommunication Services 5,370,499 – – 5,370,499
Electric Utilities 16,392,053 – – 16,392,053

84 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ 817,477 $ – $ – $ 817,477
Entertainment 10,758,411 – – 10,758,411
Financial Services 12,536,577 – – 12,536,577
Food Products 10,736,511 – – 10,736,511
Ground Transportation 3,023,920 – – 3,023,920
Health Care Equipment & Supplies 30,002,122 – – 30,002,122
Health Care Providers & Services 38,503,909 – – 38,503,909
Health Care REITs 1,796,335 – – 1,796,335
Household Durables – 2,979,746 – 2,979,746
Household Products – 4,580,752 – 4,580,752
Industrial Conglomerates 4,198,361 – – 4,198,361
Industrial REITs 3,323,655 – – 3,323,655
Insurance 21,539,595 – – 21,539,595
Interactive Media & Services 11,482,189 – – 11,482,189
IT Services 4,942,420 – – 4,942,420
Leisure Products 6,033,235 – – 6,033,235
Machinery 8,649,955 – – 8,649,955
Media 9,345,926 3,850,095 – 13,196,021
Metals & Mining 3,287,134 – – 3,287,134
Multi-Utilities 9,795,297 – – 9,795,297
Oil, Gas & Consumable Fuels 4,689,302 19,592,136 – 24,281,438
Pharmaceuticals 6,743,055 8,152,819 – 14,895,874
Professional Services 20,046,225 – – 20,046,225
Residential REITs 3,628,405 – – 3,628,405
Semiconductors & Semiconductor
Equipment 9,704,031 3,775,429 – 13,479,460
Software 15,131,108 – – 15,131,108
Specialized REITs 6,251,634 – – 6,251,634
Technology Hardware, Storage &
Peripherals 14,972,825 8,986,045 – 23,958,870
Tobacco 5,736,301 – – 5,736,301
Trading Companies & Distributors 1,182,687 – – 1,182,687
Total Common Stocks $ 475,431,879 $ 59,671,543 $ – $ 535,103,422
Master Limited Partnership 4,422,739 – – 4,422,739
Repurchase Agreements – 23,197,727 – 23,197,727
Total $ 479,854,618 $ 82,869,270 $ – $ 562,723,888
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 94,391,711 $ – $ – $ 94,391,711
Total $ 94,391,711 $ – $ – $ 94,391,711
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 212,821,449 $ – $ – $ 212,821,449
Repurchase Agreements – 11,363,216 – 11,363,216
Total $ 212,821,449 $ 11,363,216 $ – $ 224,184,665

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 85
JL Large Cap Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 238,355,252 $ – $ – $ 238,355,252
Repurchase Agreements – 21,472,170 – 21,472,170
Total $ 238,355,252 $ 21,472,170 $ – $ 259,827,422
JL Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 436,034,032 $ – $ – $ 436,034,032
Repurchase Agreements – 10,196,733 – 10,196,733
Total Return Swaps† – 1,772,255 – 1,772,255
Total Assets $ 436,034,032 $ 11,968,988 $ – $ 448,003,020
Liabilities:
Total Return Swaps† $ – $ (1,709,442) $ – $ (1,709,442)
Total Liabilities $ – $ (1,709,442) $ – $ (1,709,442)
Total $ 436,034,032 $ 10,259,546 $ – $ 446,293,578
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,296,023 $ – $ – $ 2,296,023
Air Freight & Logistics 197,612 – – 197,612
Automobile Components 4,547,972 – – 4,547,972
Banks 20,613,176 – – 20,613,176
Biotechnology 3,504,419 – – 3,504,419
Broadline Retail 95,765 – – 95,765
Building Products 8,940,754 – – 8,940,754
Capital Markets 2,551,611 – – 2,551,611
Chemicals 7,325,553 – – 7,325,553
Commercial Services & Supplies 2,519,187 – – 2,519,187
Communications Equipment 1,605,652 – – 1,605,652
Construction & Engineering 2,370,656 – – 2,370,656
Consumer Finance 4,368,455 – – 4,368,455
Consumer Staples Distribution & Retail 618,553 – – 618,553
Containers & Packaging 226,824 – – 226,824
Distributors 287,320 – – 287,320
Diversified REITs 71,344 – – 71,344
Diversified Telecommunication Services 632,756 – – 632,756
Electronic Equipment, Instruments &
Components 7,282,028 – – 7,282,028
Energy Equipment & Services 1,376,839 – – 1,376,839
Entertainment 661,366 – – 661,366
Financial Services 2,971,215 – – 2,971,215
Food Products 2,982,145 – – 2,982,145
Gas Utilities 513,514 – – 513,514
Ground Transportation 5,670,205 – – 5,670,205
Health Care Equipment & Supplies 4,082,023 – – 4,082,023
Health Care Providers & Services 9,981,132 – – 9,981,132
Health Care REITs 187,919 – – 187,919
Health Care Technology 212,561 – – 212,561
Hotel & Resort REITs 3,818,560 – – 3,818,560
Hotels, Restaurants & Leisure 3,086,322 – – 3,086,322
Household Durables 6,947,816 – – 6,947,816

86 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ – $ – $ – $ –
Industrial REITs 6,424 – – 6,424
Insurance 13,514,977 – – 13,514,977
Interactive Media & Services 417,489 – – 417,489
IT Services 334,147 – – 334,147
Leisure Products 1,659,883 – – 1,659,883
Life Sciences Tools & Services 1,266,075 – – 1,266,075
Machinery 5,221,423 – – 5,221,423
Media 1,126,496 – – 1,126,496
Metals & Mining 3,274,334 – – 3,274,334
Mortgage Real Estate Investment Trusts
(REITs) 30,160 – – 30,160
Multi-Utilities 1,313,070 – – 1,313,070
Office REITs 729,265 – – 729,265
Oil, Gas & Consumable Fuels 4,841,228 – – 4,841,228
Paper & Forest Products 955,871 – – 955,871
Passenger Airlines 2,034,101 – – 2,034,101
Personal Care Products 3,434,927 – – 3,434,927
Pharmaceuticals 2,914,318 – – 2,914,318
Professional Services 7,556,672 – – 7,556,672
Real Estate Management & Development 3,614,226 – – 3,614,226
Residential REITs 244,420 – – 244,420
Retail REITs 2,080,168 – – 2,080,168
Semiconductors & Semiconductor
Equipment 136,387 – – 136,387
Software 3,717,492 – – 3,717,492
Specialized REITs 30,240 – – 30,240
Specialty Retail 5,853,126 – – 5,853,126
Technology Hardware, Storage &
Peripherals 476,993 – – 476,993
Textiles, Apparel & Luxury Goods 510,562 – – 510,562
Trading Companies & Distributors 2,098,560 – – 2,098,560
Water Utilities 975,435 – – 975,435
Wireless Telecommunication Services 187,532 – – 187,532
Total Common Stocks $ 183,103,278 $ – $ – $ 183,103,278
Repurchase Agreement – 6,526,004 – 6,526,004
Rights – – – –
Total $ 183,103,278 $ 6,526,004 $ – $ 189,629,282
Small Company
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 13,295,386 $ – $ – $ 13,295,386
Air Freight & Logistics 420,808 – – 420,808
Automobile Components 4,088,244 – – 4,088,244
Banks 40,912,865 – – 40,912,865
Biotechnology 14,308,121 – – 14,308,121
Broadline Retail 2,704,260 – – 2,704,260
Building Products 1,246,747 – – 1,246,747
Capital Markets 10,546,183 – – 10,546,183
Chemicals 1,983,787 – – 1,983,787
Commercial Services & Supplies 4,662,167 – – 4,662,167
Communications Equipment 2,887,888 – – 2,887,888
Construction & Engineering 11,678,917 – – 11,678,917
Consumer Finance 8,664,713 – – 8,664,713
Consumer Staples Distribution & Retail 1,355,815 – – 1,355,815

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 87
Level 1 Level 2 Level 3 Total
Assets:
Distributors $ 585,774 $ – $ – $ 585,774
Diversified Consumer Services 2,862,937 – – 2,862,937
Diversified REITs 158,897 – – 158,897
Diversified Telecommunication Services 1,333,724 – – 1,333,724
Electrical Equipment 671,967 – – 671,967
Electronic Equipment, Instruments &
Components 13,487,638 – – 13,487,638
Energy Equipment & Services 5,798,791 – – 5,798,791
Entertainment 1,056,070 – – 1,056,070
Financial Services 8,426,483 – – 8,426,483
Food Products 3,460,749 – – 3,460,749
Gas Utilities 2,342,664 – – 2,342,664
Ground Transportation 5,906,477 – – 5,906,477
Health Care Equipment & Supplies 5,765,422 – – 5,765,422
Health Care Providers & Services 12,322,809 – – 12,322,809
Health Care REITs 481,372 – – 481,372
Health Care Technology 1,880,452 – – 1,880,452
Hotel & Resort REITs 7,501,495 – – 7,501,495
Hotels, Restaurants & Leisure 10,132,976 – – 10,132,976
Household Durables 13,013,627 – – 13,013,627
Household Products 107,957 – – 107,957
Independent Power and Renewable
Electricity Producers 1,646,049 – – 1,646,049
Industrial REITs 58,250 – – 58,250
Insurance 15,391,378 – – 15,391,378
Interactive Media & Services 768,597 – – 768,597
IT Services 649,232 – – 649,232
Leisure Products 543,627 – – 543,627
Life Sciences Tools & Services 3,110,331 – – 3,110,331
Machinery 16,171,885 – – 16,171,885
Media 2,159,283 – – 2,159,283
Metals & Mining 9,337,344 – – 9,337,344
Mortgage Real Estate Investment Trusts
(REITs) 84,565 – – 84,565
Multi-Utilities 2,702,382 – – 2,702,382
Office REITs 1,908,661 – – 1,908,661
Oil, Gas & Consumable Fuels 9,567,209 – – 9,567,209
Paper & Forest Products 1,808,572 – – 1,808,572
Passenger Airlines 3,853,245 – – 3,853,245
Personal Care Products 3,062,089 – – 3,062,089
Pharmaceuticals 6,303,461 – – 6,303,461
Professional Services 5,144,459 – – 5,144,459
Real Estate Management & Development 1,953,118 – – 1,953,118
Residential REITs 518,545 – – 518,545
Retail REITs 2,999,830 – – 2,999,830
Semiconductors & Semiconductor
Equipment 8,842,418 – – 8,842,418
Software 18,991,855 – – 18,991,855
Specialized REITs 55,875 – – 55,875
Specialty Retail 7,340,301 – – 7,340,301
Technology Hardware, Storage &
Peripherals 764,018 – – 764,018
Textiles, Apparel & Luxury Goods 1,348,621 – – 1,348,621
Trading Companies & Distributors 5,452,443 – – 5,452,443
Water Utilities 1,834,664 – – 1,834,664
Wireless Telecommunication Services 264,670 – – 264,670
Total Common Stocks $ 350,691,159 $ – $ – $ 350,691,159
Repurchase Agreements – 27,359,482 – 27,359,482
Rights – – – –
Total $ 350,691,159 $ 27,359,482 $ – $ 378,050,641

88 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 197,459,233 $ – $ – $ 197,459,233
Total $ 197,459,233 $ – $ – $ 197,459,233
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 4,183,109 $ – $ – $ 4,183,109
Automobile Components 5,353,668 – – 5,353,668
Banks 11,081,187 – – 11,081,187
Beverages 3,287,820 – – 3,287,820
Building Products 3,110,575 – – 3,110,575
Capital Markets 4,539,752 – – 4,539,752
Chemicals 15,872,051 – – 15,872,051
Commercial Services & Supplies 2,558,579 – – 2,558,579
Consumer Staples Distribution & Retail 21,612,892 – – 21,612,892
Containers & Packaging 19,480,783 – – 19,480,783
Electric Utilities 7,377,340 – – 7,377,340
Electrical Equipment 6,901,996 – – 6,901,996
Electronic Equipment, Instruments &
Components 12,745,001 – – 12,745,001
Energy Equipment & Services 4,168,517 – – 4,168,517
Ground Transportation 10,613,037 – – 10,613,037
Health Care Equipment & Supplies 7,589,058 – – 7,589,058
Health Care Providers & Services 10,630,187 – – 10,630,187
Hotels, Restaurants & Leisure 8,055,832 – – 8,055,832
Insurance 29,591,141 – – 29,591,141
IT Services 5,335,544 – – 5,335,544
Machinery 16,588,561 – – 16,588,561
Metals & Mining 7,182,883 – – 7,182,883
Multi-Utilities 3,036,196 – – 3,036,196
Oil, Gas & Consumable Fuels 11,290,384 – – 11,290,384
Professional Services 12,158,712 – – 12,158,712
Residential REITs 9,074,207 – – 9,074,207
Retail REITs 5,203,190 – – 5,203,190
Semiconductors & Semiconductor
Equipment 8,086,161 – – 8,086,161
Software 4,447,125 – – 4,447,125
Specialized REITs 9,910,946 – – 9,910,946
Specialty Retail 8,519,982 – – 8,519,982
Textiles, Apparel & Luxury Goods 2,228,525 – – 2,228,525
Water Utilities 5,397,468 – – 5,397,468
Total Common Stocks $ 297,212,409 $ – $ – $ 297,212,409
Repurchase Agreements – 16,254,625 – 16,254,625
Total $ 297,212,409 $ 16,254,625 $ – $ 313,467,034
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2025, Small Cap Value held one common stock investment and one rights investment that were categorized as
Level 3 investments which were each valued at $0.

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 89
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued
As of June 30, 2025, Small Company held two common stock investments and one rights investments that were categorized as
Level 3 investments which were each valued at $0.
As of June 30, 2025, Mid Cap Value one common stock investment that was categorized as a Level 3 investment which was valued at $0.

90 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 91
acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2025:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2025:
Defensive Style
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 143,795
Total $ 143,795
JL Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,772,255
Total $ 1,772,255
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (1,709,442)
Total $ (1,709,442)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 647,226
Total $ 647,226
JL Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 9,974,322
Total $ 9,974,322

92 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2025:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 376,497
Total $ 376,497
JL Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,712,501
Total $ 1,712,501
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 8,242,688
JL Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 137,416,987
Average Notional Balance — Pays Float Rate $ (127,456,588)

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 93
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2025:
(g) Securities Lending
During the six months ended June 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
JL Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 1,772,255 $ (1,704,816) $ — $ 67,439
Total $ 1,772,255 $ (1,704,816) $ — $ 67,439
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
(1,704,816) 1,704,816 — —
Total $ (1,704,816) $ 1,704,816 $ — $ —

94 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended June 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
l
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Discovery $ 30,309,154
Defensive Style 26,710,052
Equity Dividend 23,197,727
Small Cap Growth 11,363,216
JL Large Cap Core 21,472,170
JL Large Cap Growth 10,196,733
Small Cap Value 6,526,004
Small Company 27,359,482
Mid Cap Value 16,254,625

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 95
As of June 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $98,011,924, collateralized by U.S. Government
Treasury Securities, 4.88%, maturing 11/30/2025; total market value $99,960,053.
BNP Paribas Securities Corp., 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $101,012,261, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/30/2025 - 11/15/2054; total market value
$103,020,000.
BofA Securities, Inc., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $50,006,084, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 5.56%, maturing 10/20/2034 - 2/20/2070; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $139,383,070, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $142,153,358.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $142,017,354, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $144,840,000.
ING Financial Services LLC, 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $100,012,140, collateralized by U.S.
Government Agency Securities, ranging from 4.00% - 6.00%, maturing 9/1/2047 - 5/1/2055; total market value $102,000,000.
MetLife, Inc., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $55,006,722, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 11/15/2027 - 11/15/2045; total market value $56,129,310.
Pershing LLC, 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $247,030,188, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/7/2025 - 12/20/2073; total market value $251,940,757.
Discovery
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
BNP Paribas
Securities Corp. 10,000,000 – 10,000,000 (10,000,000) –
Cantor Fitzgerald &
Co. 1,309,154 – 1,309,154 (1,309,154) –
Cantor Fitzgerald &
Co. 4,000,000 – 4,000,000 (4,000,000) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 30,309,154 $ – $ 30,309,154 $ (30,309,154) $ –

96 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
Defensive Style
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,710,052 $ – $ 5,710,052 $ (5,710,052) $ –
ING Financial
Services LLC 20,000,000 – 20,000,000 (20,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 26,710,052 $ – $ 26,710,052 $ (26,710,052) $ –
Equity Dividend
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 7,000,000 $ – $ 7,000,000 $ (7,000,000) $ –
Cantor Fitzgerald &
Co. 4,197,727 – 4,197,727 (4,197,727) –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 23,197,727 $ – $ 23,197,727 $ (23,197,727) $ –
Small Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Cantor Fitzgerald &
Co. 2,363,216 – 2,363,216 (2,363,216) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 11,363,216 $ – $ 11,363,216 $ (11,363,216) $ –

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 97
JL Large Cap Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 15,000,000 $ – $ 15,000,000 $ (15,000,000) $ –
Cantor Fitzgerald &
Co. 5,472,170 – 5,472,170 (5,472,170) –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 21,472,170 $ – $ 21,472,170 $ (21,472,170) $ –
JL Large Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 4,196,733 – 4,196,733 (4,196,733) –
ING Financial
Services LLC 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 10,196,733 $ – $ 10,196,733 $ (10,196,733) $ –
Small Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 6,526,004 $ – $ 6,526,004 $ (6,526,004) $ –
Total $ 6,526,004 $ – $ 6,526,004 $ (6,526,004) $ –

98 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Small Company
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
BNP Paribas
Securities Corp. 8,000,000 – 8,000,000 (8,000,000) –
Cantor Fitzgerald &
Co. 3,359,482 – 3,359,482 (3,359,482) –
Cantor Fitzgerald &
Co. 4,000,000 – 4,000,000 (4,000,000) –
ING Financial
Services LLC 1,000,000 – 1,000,000 (1,000,000) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 27,359,482 $ – $ 27,359,482 $ (27,359,482) $ –
Mid Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Cantor Fitzgerald &
Co. 4,254,625 – 4,254,625 (4,254,625) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 16,254,625 $ – $ 16,254,625 $ (16,254,625) $ –
* As of June 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 99
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

100 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
(m) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(n) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Discovery Allspring Global Investments, LLC
Defensive Style AQR Capital Management, LLC
Equity Dividend BlackRock Investment Management, LLC
US Quality Equity(a) GQG Partnerss LLC
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
JL Large Cap Core Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
JL Large Cap Growth Jacobs Levy
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Jacobs Levy
Invesco
Real Estate Wellington Management Capital, LLP
Mid Cap Value Victory Capital Management Inc.
(a) Effective end of business on June 17, 2025, Atlanta Capital Management Company, L.L.C. was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 101
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
During the six months ended June 30, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2025, NFA voluntarily waived investment advisory fees payable by Real Estate, for which
NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued
at anytime at the discretion of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
US Quality Fund Up to $1 billion 0.65%
$1 billion and more 0.60%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
JL Large Cap Core Up to $1 billion 0.60%
$1 billion and more 0.55%
JL Large Cap Growth Up to $1 billion 0.40%
$1 billion and more 0.35%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Fund
Advisory Fee
Waiver
(annual rate)
Discovery 0.029%
US Quality Equity 0.050
Small Cap Growth 0.009
JL Large Cap Core 0.055
Small Company 0.027
Real Estate 0.013
Mid Cap Value 0.03605
Fund Amount
Discovery $ 62,105
US Quality Equity 24,811
Small Cap Growth 8,635
JL Large Cap Core 64,004
Small Company 46,751
Real Estate 13,260
Mid Cap Value 55,967
Fund Amount
Real Estate $ 83,523

102 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
For the six months ended June 30, 2025, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Discovery 0.75% 0.72% 0.72% 0.69%
Defensive Style 0.58 N/A       N/A 0.58
Equity Dividend 0.63 N/A       N/A 0.59
US Quality Equity 0.65 0.60 0.60 0.60
Small Cap Growth 0.84 0.83 0.83 0.83
JL Large Cap Core 0.60 0.54 0.54 0.54
JL Large Cap Growth 0.40 N/A       N/A 0.37
Small Cap Value 0.87 N/A       N/A 0.82
Small Company 0.86 0.83       N/A 0.83
Real Estate 0.70 0.69 0.61 0.61
Mid Cap Value 0.75 0.71 0.71 0.63
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65
US Quality Equity All Classes 0.78
Small Cap Growth All Classes 0.94
JL Large Cap Growth All Classes 0.45
Small Cap Value All Classes 0.91
Mid Cap Value All Classes 0.73

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 103
As of June 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2025, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $774,541 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $8,057.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
June 30, 2025
Amount Total
Discovery $ 77,481 $ 78,715 $ 118,489 $ 63,713 $ 338,398
Defensive Style — — — — —
Equity Dividend 103,237 203,503 190,756 96,566 594,062
US Quality Equity — 7,186 — 1,233 8,419
Small Cap Growth — 1,039 — — 1,039
JL Large Cap Core — — — — —
JL Large Cap Growth 61,043 146,108 51,901 55,419 314,471
Small Cap Value 29,061 79,693 89,070 45,912 243,736
Small Company — — — — —
Real Estate — — — — —
Mid Cap Value 42,176 106,191 96,289 137,837 382,493
Fund Amount
US Quality Equity
$ 5,800
Small Cap Growth
20,545
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

104 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the six months ended June 30, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class
IV shares of each Fund.
For the six months ended June 30, 2025, the effective rates for administrative services fees were as follows:
Fund Class II Shares
Discovery 0.25%
Defensive Style 0.25%
Equity Dividend 0.25%
US Quality Equity 0.25%
Small Cap Growth 0.25%
JL Large Cap Core 0.25%
JL Large Cap Growth 0.25%
Small Cap Value 0.25%
Small Company 0.25%
Real Estate 0.25%
Mid Cap Value 0.25%
Fund
Distribution
Fee Waiver
(Annual Rate)
US Quality Equity 0.16%
Fund Amount
US Quality Equity $ 73,008
Fund Class I Class II Class IV
Discovery 0.07% 0.07 % N/A
Defensive Style 0.15 0.15 0.15%
Equity Dividend 0.15 0.15 0.15
US Quality Equity 0.05 0.05 N/A
Small Cap Growth 0.15 0.15 N/A
JL Large Cap Core 0.15 N/A N/A
JL Large Cap Growth 0.25 0.25 N/A
Small Cap Value 0.15 0.15 0.15
Small Company 0.15 0.15 0.15
Real Estate 0.15 0.15 N/A
Mid Cap Value 0.17 0.01 N/A
N/A — Not Applicable.

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 105
For the six months ended June 30, 2025, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
Fund Amount
Discovery $ 149,911
Defensive Style 509,555
Equity Dividend 402,069
US Quality Equity 24,811
Small Cap Growth 143,900
JL Large Cap Core 139,299
JL Large Cap Growth 520,367
Small Cap Value 141,569
Small Company 259,737
Real Estate 153,012
Mid Cap Value 33,960

106 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
5. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
Fund Purchases
*
Sales
*
Discovery $ 156,930,563 $ 189,625,733
Defensive Style 61,221,913 90,118,157
Equity Dividend 153,316,470 172,345,809
US Quality Equity 94,844,975 104,365,882
Small Cap Growth 100,245,379 71,396,376
JL Large Cap Core 137,470,576 150,692,666
JL Large Cap Growth 249,023,447 251,181,073
Small Cap Value 59,080,629 68,699,179
Small Company 147,756,537 162,667,892
Real Estate 108,011,450 113,575,306
Mid Cap Value 82,325,505 98,570,885
* Includes purchases and sales of long-term U.S. Government securities, if any.

Equity Funds (II) - June 30, 2025 (Unaudited) - Notes to Financial Statements - 107
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2025, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
As of June 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund Amount
Discovery $ 943
US Quality Equity 506
Small Cap Value 1,828
Real Estate 1,151
Mid Cap Value 6,105
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 359,591,159 $ 115,626,615 $ (6,443,330) $ 109,183,285
Defensive Style 479,677,162 242,985,669 (8,056,596) 234,929,073
Equity Dividend 456,372,532 123,503,714 (17,152,358) 106,351,356
US Quality Equity 88,972,757 5,876,941 (457,987) 5,418,954
Small Cap Growth 176,618,923 50,439,110 (2,873,368) 47,565,742
JL Large Cap Core 202,489,321 62,613,688 (5,275,587) 57,338,101
JL Large Cap Growth 359,252,824 98,398,198 (11,357,444) 87,040,754
Small Cap Value 175,618,064 31,711,258 (17,700,040) 14,011,218
Small Company 330,256,367 70,985,839 (23,191,565) 47,794,274
Real Estate 159,488,123 40,714,390 (2,743,280) 37,971,110
Mid Cap Value 292,640,303 37,307,538 (16,480,807) 20,826,731

108 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Equity Funds (II)
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
On June 10, 2025, the Board of Trustees approved the termination of AQR Capital Management, LLC  as a subadviser to NVIT
AQR Large Cap Defensive Style Fund ("Defensive Style") and approved the appointment of J.P. Morgan Investment Management
Inc. to subadvise Defensive Style. The change will become effective on or about September 22, 2025 (the "Effective Date"). As of the Effective Date, Defensive Style will be renamed "NVIT J.P. Morgan Equity and Options Total Return Fund."
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ-2 (8-25)

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT J.P. Morgan Inflation Managed Fund
NVIT Loomis Core Bond Fund
(
formerly, NVIT Core Bond Fund
)
NVIT Loomis Short Term Bond Fund
NVIT Loomis Short Term High Yield Fund
(
formerly, NVIT Federated High Income Bond Fund
)
NVIT Strategic Income Fund
(
formerly, NVIT Amundi Multi Sector Bond Fund
)
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 76
Statements of Operations 84
Statements of Changes in Net Assets 88
Financial Highlights 100
Notes to Financial Statements 108

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities 15 .5%
Principal
Amount ($) Value ($)
Airlines 1 .2%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 502,529 471,264
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 232,381 224,557
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 386,638 374,215
1,070,036
Financial Services 0 .7%
PRET LLC, Series 2024-
NPL9, Class A1, 5.85%,
12/25/2054(a)(b) 633,625 634,348
Home Equity 3 .3%
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 4.79%,
4/25/2037(c) 383,316 248,748
J.P. Morgan Mortgage
Acquisition Trust, Series
2006-RM1, Class A5,
4.91%, 8/25/2036(c) 1,520,657 668,091
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
4.85%, 5/25/2037(c) 672,805 652,085
PRET LLC, Series 2024-
NPL7, Class A1, 5.93%,
10/25/2054(a)(b) 748,283 746,327
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(b) 2,781,357 655,926
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 6.12%,
3/27/2051(a)(b) 18,291 18,285
2,989,462
Other 9 .7%
Acrec Fl LLC, Series 2025-
FL3, Class A, 5.62%,
8/18/2042(a)(c) 100,000 99,562
AMSR Trust, Series 2024-
SFR1, Class B, 4.29%,
7/17/2041(a)(b) 746,000 725,553
AREIT Ltd., Series 2025-
CRE10, Class A, 5.70%,
12/17/2029(a)(c) 100,000 99,781
BlueMountain CLO XXIII Ltd.,
Series 2018-23A, Class
D1R, 8.12%, 7/20/2037(a)
(c) 500,000 500,088
CBAM Ltd., Series 2019-
10A, Class DR, 8.03%,
4/20/2032(a)(c) 750,000 750,775
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(c) 1,000,000 977,024
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 249,951
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 995,939 870,794
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 585,260 495,697
KREF Ltd., Series 2021-
FL2, Class A, 5.50%,
2/15/2039(a)(c) 48,827 48,688
LCM XV LP, Series 15A, Class
DR, 8.23%, 7/20/2030(a)(c) 250,000 249,983
LFT CRE Ltd., Series 2021-
FL1, Class B, 6.18%,
6/15/2039(a)(c) 110,000 109,800
LoanCore Issuer LLC, Series
2025-CRE8, Class A,
5.70%, 8/17/2042(a)(c) 100,000 99,687
MF1 LLC, Series 2025-
FL17, Class A, 5.63%,
2/18/2040(a)(c) 100,000 99,812
MF1 Ltd., Series 2022-
FL8, Class A, 5.67%,
2/19/2037(a)(c) 7,282 7,279
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
7.43%, 3/25/2026(a)(c) 850,000 852,542
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 470,102 458,703
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
5.72%, 10/20/2030(a)(c) 131,531 131,637
STWD Ltd., Series 2021-
FL2, Class A, 5.63%,
4/18/2038(a)(c) 46,018 45,837
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 413,232 391,235
TRTX Issuer Ltd., Series
2022-FL5, Class A, 5.96%,
2/15/2039(a)(c) 88,374 88,343
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 8,151 8,123
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 12,548 12,467
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
9.27%, 4/20/2036(a)(c) 500,000 502,918
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 357,080 319,842

NVIT DoubleLine Total Return Tactical Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellfleet CLO Ltd., Series
2022-1A, Class A1RN,
5.68%, 7/15/2037(a)(c) 500,000 500,721
8,696,842
Student Loan 0 .6%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 481,080
Total Asset-Backed Securities
(cost $15,720,734)
13,871,768
Collateralized Mortgage Obligations 19 .4%
Alternative Loan Trust, Series
2005-64CB, Class 1A12,
5.23%, 12/25/2035(c) 749,558 634,687
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
4.91%, 2/25/2036(c) 3 3
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1 1
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,047,652 452,565
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(c) 749,366 750,685
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(c) 687,327 684,951
FHLMC REMICS
Series 5004, Class LS, IO,
1.73%, 7/25/2050(c) 2,308,043 320,561
Series 5009, Class ZN,
3.50%, 7/25/2050 1,487,976 997,837
Series 5025, Class GB,
1.50%, 10/25/2050 1,626,000 1,046,043
Series 375, Class C1, IO,
2.50%, 1/25/2051 2,282,776 361,179
Series 5129, Class TZ,
2.50%, 8/25/2051 1,986,839 980,156
Series 5131, Class IG, IO,
3.50%, 8/25/2051 1,697,415 313,190
Series 5198, Class KZ,
2.00%, 2/25/2052 1,741,966 1,025,778
Series 5524, Class FB,
5.51%, 4/25/2055(c) 1,210,141 1,198,851
Series 5539, Class FC,
5.81%, 5/25/2055(c) 290,235 292,730
Series 5543, Class FM,
5.81%, 6/25/2055(c) 985,750 994,224
FHLMC STACR REMIC Trust,
Series 2024-DNA3, Class
M2, 5.76%, 10/25/2044(a)
(c) 900,000 901,297
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FNMA REMICS
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(c) 5,255,296 258,206
Series 2023-36, Class , IO,
2.50%, 10/25/2052 1,928,807 302,510
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(c) 700,000 645,322
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(c) 3,821,757 59,062
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 6,125,084 837,944
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 2,907,313 447,261
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,417,041 400,976
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,364,348 496,552
GNMA REMIC, Series 2020-
151, Class MI, IO, 2.50%,
10/20/2050 2,549,942 375,135
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 4.79%,
7/25/2047(c) 596,610 390,433
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(c) 550,000 454,829
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 813,281 678,888
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(c) 600,000 466,630
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(c) 660,800 643,297
Total Collateralized Mortgage Obligations
(cost $17,743,886)
17,411,783
Commercial Mortgage-Backed Securities 7 .7%
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(c) 3,036,000 100,699
Series 2017-BNK6, Class
XA, IO, 0.92%, 7/15/2060(c) 3,497,457 42,476
Series 2018-BN10, Class
XA, IO, 0.83%, 2/15/2061(c) 2,659,356 39,304
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.13%, 2/15/2053(c) 1,862,816 70,086
Series 2021-C12, Class XA,
IO, 1.05%, 11/15/2054(c) 2,677,595 112,404
Series 2022-C18, Class XD,
IO, 2.35%, 12/15/2055(a)(c) 1,000,000 141,072
Series 2025-C32, Class XA,
IO, 1.36%, 2/15/2062(c) 999,435 85,360

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.86%, 9/15/2053(c) 1,238,399 59,620
Series 2021-B27, Class XA,
IO, 1.35%, 7/15/2054(c) 1,943,964 102,378
Series 2024-V8, Class A1,
5.51%, 7/15/2057 94,409 96,096
BMO Mortgage Trust, Series
2024-5C7, Class AS,
5.89%, 11/15/2057(c) 50,000 51,597
BPR Trust, Series 2021-
TY, Class A, 5.48%,
9/15/2038(a)(c) 111,000 110,862
BX Commercial Mortgage
Trust
Series 2021-XL2, Class D,
5.82%, 10/15/2038(a)(c) 70,000 69,956
Series 2024-MF, Class D,
7.00%, 2/15/2039(a)(c) 88,545 88,767
BXMT Ltd., Series 2021-
FL4, Class A, 5.48%,
5/15/2038(a)(c) 78,655 77,963
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
1.03%, 11/13/2050(c) 4,425,102 65,483
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.73%,
5/10/2058(c) 1,557,520 7,146
Citigroup Commercial
Mortgage Trust, Series
2020-555, Class E, 3.62%,
12/10/2041(a)(c) 100,000 85,573
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.01%, 1/15/2049(c) 571,906 2,702
Series 2017-CX10,
Class XA, IO, 0.98%,
11/15/2050(c) 5,100,383 68,880
CSMC Trust
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(c) 250,000 25,008
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 91,532 86,959
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.54%, 5/25/2030(c) 993,768 939,590
Series 2020-M7, Class X2,
IO, 1.33%, 3/25/2031(c) 5,107,508 225,570
Series 2022-M5, Class X,
IO, 0.67%, 1/1/2034(c) 13,031,000 389,794
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(c) 4,126,391 313,293
Series 2021-52, Class , IO,
0.72%, 4/16/2063(c) 4,585,026 237,685
Series 2021-129, Class , IO,
0.98%, 6/16/2063(c) 5,166,402 365,140
Series 2021-79, Class , IO,
0.88%, 8/16/2063(c) 4,695,303 303,804
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-65, Class , IO,
0.88%, 8/16/2063(c) 4,706,305 309,717
Series 2021-150, Class , IO,
1.04%, 11/16/2063(c) 5,603,641 441,200
Series 2022-49, Class , IO,
0.76%, 3/16/2064(c) 6,371,181 332,234
Series 2021-208, Class , IO,
0.76%, 6/16/2064(c) 6,144,130 335,960
Series 2024-29, Class AI,
IO, 0.72%, 10/16/2065(c) 7,446,148 445,524
GPMT Ltd., Series 2021-
FL3, Class A, 5.93%,
7/16/2035(a)(c) 59,931 58,732
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.68%, 11/10/2049(c) 4,921,433 21,042
Series 2017-GS8, Class XA,
IO, 1.07%, 11/10/2050(c) 4,593,808 74,440
Series 2018-GS9, Class C,
4.49%, 3/10/2051(c) 100,000 86,634
JPMDB Commercial Mortgage
Securities Trust, Series
2020-COR7, Class XA, IO,
1.78%, 5/13/2053(c) 1,205,090 62,260
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.39%, 5/15/2050(c) 2,215,731 34,401
Morgan Stanley Capital I
Trust, Series 2019-L3,
Class XA, IO, 0.73%,
11/15/2052(c) 2,823,154 64,020
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.98%, 10/10/2048(c) 2,310,542 23,789
Wells Fargo Commercial
Mortgage Trust
Series 2017-C42, Class C,
4.30%, 12/15/2050(c) 161,000 140,851
Series 2021-C59, Class XA,
IO, 1.62%, 4/15/2054(c) 1,631,381 100,890
Total Commercial Mortgage-Backed
Securities
(cost $7,284,451) 6,896,961
Corporate Bonds 11 .8%
Aerospace & Defense 0 .1%
Goat Holdco LLC ,
6.75%, 2/1/2032(a) 20,000 20,331
Hexcel Corp. ,
5.88%, 2/26/2035 16,000 16,274
Northrop Grumman Corp. ,
5.20%, 6/1/2054 46,000 42,860
TransDigm, Inc. ,
6.38%, 5/31/2033(a) 30,000 30,027
109,492

NVIT DoubleLine Total Return Tactical Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Automobile Components 0 .1%
Clarios Global LP ,
6.75%, 2/15/2030(a) 40,000 41,591
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 10,000 7,744
49,335
Automobiles 0 .1%
Hyundai Capital America ,
5.30%, 1/8/2029(a) 47,000 47,753
Banks 1 .0%
Banco de Credito del Peru
S.A. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(d) 100,000 100,000
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.45%),
3.25%, 9/30/2031(d) 50,000 48,494
Banco Internacional del Peru
SAA Interbank ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.40%, 4/30/2035(a)(d) 150,000 152,985
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.07%),
8.38%, 5/20/2031(a)(d)(e) 200,000 202,577
Bank of America Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/01/2030(d)(e) 13,000 13,464
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 21,000 21,574
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 23,000 23,371
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.11%), 5.25%,
1/13/2031(d) 29,000 29,706
Citigroup, Inc. ,
(SOFR + 1.46%), 4.95%,
5/7/2031(d) 24,000 24,273
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 13,000 13,609
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(d) 14,000 14,340
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(d) 16,000 16,394
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(d) 14,000 14,307
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 24,000 24,612
(SOFR + 1.44%), 5.10%,
4/22/2031(d) 29,000 29,719
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 49,000 49,863
Royal Bank of Canada ,
5.15%, 2/1/2034 13,000 13,317
Santander Holdings USA, Inc. ,
(SOFR + 1.61%), 5.47%,
3/20/2029(d) 18,000 18,302
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 13,000 14,062
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 27,000 27,525
Wells Fargo & Co. ,
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 55,000 56,329
908,823
Beverages 0 .0%
†
Keurig Dr Pepper, Inc. ,
Series 10, 5.20%, 3/15/2031 24,000 24,766
Biotechnology 0 .1%
AbbVie, Inc. ,
5.50%, 3/15/2064 29,000 28,121
Amgen, Inc. ,
5.75%, 3/2/2063 42,000 40,832
Biogen, Inc. ,
5.05%, 1/15/2031 56,000 57,014
125,967
Broadline Retail 0 .0%
†
Wayfair LLC ,
7.25%, 10/31/2029(a) 25,000 25,011
Building Products 0 .3%
Amrize Finance US LLC ,
4.95%, 4/7/2030(a) 12,000 12,161
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 30,000 30,572
6.75%, 5/15/2035(a) 15,000 15,444
Cornerstone Building Brands,
Inc. ,
9.50%, 8/15/2029(a) 20,000 18,386
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 30,000 30,665
Griffon Corp. ,
5.75%, 3/1/2028 40,000 39,996
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 30,000 30,770
Owens Corning ,
5.70%, 6/15/2034 27,000 28,042
Quikrete Holdings, Inc. ,
6.75%, 3/1/2033(a) 25,000 25,796

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Standard Building Solutions,
Inc. ,
6.50%, 8/15/2032(a) 65,000 66,601
298,433
Capital Markets 0 .2%
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 22,000 22,519
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 68,000 57,255
Brookfield Finance, Inc. ,
5.81%, 3/3/2055 29,000 28,359
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 26,000 26,226
Morgan Stanley ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 14,000 14,403
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d) 25,000 25,660
State Street Corp. ,
(SOFR + 0.95%), 4.54%,
4/24/2028(d) 24,000 24,153
198,575
Chemicals 0 .1%
Celanese US Holdings LLC ,
6.50%, 4/15/2030 10,000 10,236
6.75%, 4/15/2033 10,000 10,104
EIDP, Inc. ,
5.13%, 5/15/2032 38,000 38,750
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 35,000 35,172
Olin Corp. ,
6.63%, 4/1/2033(a) 10,000 9,842
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 20,000 18,104
122,208
Commercial Services & Supplies 0 .4%
Allied Universal Holdco LLC ,
7.88%, 2/15/2031(a) 60,000 62,682
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a) 29,000 29,255
Garda World Security Corp. ,
8.25%, 8/1/2032(a) 45,000 46,179
8.38%, 11/15/2032(a) 30,000 30,816
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 50,000 49,189
Republic Services, Inc. ,
5.15%, 3/15/2035 57,000 58,121
Rollins, Inc. ,
5.25%, 2/24/2035 11,000 11,040
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Veralto Corp. ,
5.35%, 9/18/2028 24,000 24,736
Veritiv Operating Co. ,
10.50%, 11/30/2030(a) 15,000 16,237
Waste Connections, Inc. ,
5.25%, 9/1/2035 23,000 23,515
351,770
Communications Equipment 0 .0%
†
CommScope LLC ,
9.50%, 12/15/2031(a) 15,000 15,708
Motorola Solutions, Inc. ,
5.20%, 8/15/2032 23,000 23,385
39,093
Construction & Engineering 0 .2%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 110,990 87,793
MasTec, Inc. ,
5.90%, 6/15/2029 28,000 28,963
Quanta Services, Inc. ,
5.25%, 8/9/2034 53,000 53,649
170,405
Consumer Finance 0 .5%
American Express Co. ,
(SOFR + 1.44%), 5.02%,
4/25/2031(d) 63,000 64,330
Avolon Holdings Funding Ltd. ,
5.75%, 3/1/2029(a) 48,000 49,309
Azorra Finance Ltd. ,
7.75%, 4/15/2030(a) 15,000 15,641
7.25%, 1/15/2031(a) 25,000 25,523
GGAM Finance Ltd. ,
6.88%, 4/15/2029(a) 60,000 62,030
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a) 90,000 92,260
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 15,000 15,167
6.40%, 3/26/2029(a) 12,000 12,527
5.15%, 3/17/2030(a) 5,000 4,997
6.50%, 3/26/2031(a) 6,000 6,350
OneMain Finance Corp. ,
7.50%, 5/15/2031 60,000 62,691
7.13%, 9/15/2032 10,000 10,353
421,178
Consumer Staples Distribution & Retail 0 .1%
Kroger Co. (The) ,
5.65%, 9/15/2064 29,000 27,452
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 60,000 59,218
US Foods, Inc. ,
5.75%, 4/15/2033(a) 40,000 39,958
126,628
Containers & Packaging 0 .2%
Avery Dennison Corp. ,
5.75%, 3/15/2033 14,000 14,638

NVIT DoubleLine Total Return Tactical Fund - June 30, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Berry Global, Inc. ,
5.80%, 6/15/2031 25,000 26,270
CCL Industries, Inc. ,
3.05%, 6/1/2030(a) 31,000 28,755
Clydesdale Acquisition
Holdings, Inc. ,
6.75%, 4/15/2032(a) 30,000 30,788
Sonoco Products Co. ,
4.60%, 9/1/2029 13,000 12,970
Trident TPI Holdings, Inc. ,
12.75%, 12/31/2028(a) 35,000 37,127
150,548
Distributors 0 .0%
†
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 15,000 14,488
Genuine Parts Co. ,
4.95%, 8/15/2029 27,000 27,414
41,902
Diversified Consumer Services 0 .1%
Mavis Tire Express Services
Topco Corp. ,
6.50%, 5/15/2029(a) 15,000 14,733
Wand NewCo 3, Inc. ,
7.63%, 1/30/2032(a) 40,000 42,037
56,770
Diversified REITs 0 .1%
Uniti Group LP ,
8.63%, 6/15/2032(a) 15,000 15,152
VICI Properties LP ,
4.63%, 12/1/2029(a) 54,000 53,052
68,204
Diversified Telecommunication Services 0 .2%
AT&T, Inc. ,
6.05%, 8/15/2056 57,000 58,169
Bell Telephone Co. of Canada
or Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.39%),
6.88%, 9/15/2055(d) 16,000 16,400
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 20,000 19,936
4.75%, 3/1/2030(a) 25,000 24,220
4.75%, 2/1/2032(a) 15,000 14,228
Level 3 Financing, Inc. ,
4.50%, 4/1/2030(a) 15,000 13,575
6.88%, 6/30/2033(a) 30,000 30,526
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.71%),
7.00%, 10/15/2055(d) 7,000 7,047
Windstream Services LLC ,
8.25%, 10/1/2031(a) 5,000 5,236
189,337
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 1 .0%
AEP Texas, Inc. ,
5.45%, 5/15/2029 15,000 15,483
Series H, 3.45%, 1/15/2050 55,000 37,237
Arizona Public Service Co. ,
5.70%, 8/15/2034 25,000 25,777
Commonwealth Edison Co. ,
5.95%, 6/1/2055 57,000 59,019
Duke Energy Corp. ,
5.00%, 8/15/2052 9,000 7,890
5.80%, 6/15/2054 50,000 48,820
Energuate Trust ,
Reg. S, 5.88%, 5/3/2027 200,000 198,562
Entergy Arkansas LLC ,
5.75%, 6/1/2054 13,000 12,876
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 17,000 17,589
Entergy Louisiana LLC ,
4.75%, 9/15/2052 20,000 17,295
Evergy Kansas Central, Inc. ,
5.70%, 3/15/2053 29,000 28,576
JSW Hydro Energy Ltd. ,
Reg. S, 4.13%, 5/18/2031 142,000 130,487
Mexico Generadora de
Energia S de rl ,
Reg. S, 5.50%, 12/6/2032 109,718 108,786
NextEra Energy Capital
Holdings, Inc. ,
5.30%, 3/15/2032 28,000 28,841
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.75%, 6/15/2054(d) 16,000 16,600
Niagara Mohawk Power Corp. ,
4.65%, 10/3/2030(a) 18,000 18,000
NRG Energy, Inc. ,
6.00%, 2/1/2033(a) 15,000 15,149
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(d) 9,000 9,261
Trans-Allegheny Interstate
Line Co. ,
5.00%, 1/15/2031(a) 56,000 56,975
Virginia Electric and Power
Co. ,
5.55%, 8/15/2054 13,000 12,583
865,806
Electrical Equipment 0 .1%
Molex Electronic Technologies
LLC ,
5.25%, 4/30/2032(a) 28,000 28,412
Regal Rexnord Corp. ,
6.05%, 4/15/2028 26,000 26,793
55,205

8 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
5.38%, 11/15/2054 12,000 11,740
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 28,000 28,425
Avnet, Inc. ,
6.25%, 3/15/2028 54,000 56,119
96,284
Energy Equipment & Services 0 .1%
Nabors Industries, Inc. ,
9.13%, 1/31/2030(a) 10,000 9,575
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 39,375 39,441
49,016
Entertainment 0 .0%
†
Netflix, Inc. ,
5.38%, 11/15/2029(a) 22,000 22,983
5.40%, 8/15/2054 19,000 18,751
41,734
Financial Services 0 .1%
Fiserv, Inc. ,
5.45%, 3/15/2034 24,000 24,583
PennyMac Financial Services,
Inc. ,
7.88%, 12/15/2029(a) 35,000 37,166
6.88%, 5/15/2032(a) 10,000 10,225
Rocket Cos., Inc. ,
6.13%, 8/1/2030(a) 15,000 15,285
6.38%, 8/1/2033(a) 15,000 15,348
102,607
Food Products 0 .2%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 33,000 32,019
Campbell's Co. (The) ,
5.40%, 3/21/2034 13,000 13,202
Flowers Foods, Inc. ,
5.75%, 3/15/2035 28,000 28,695
JBS USA Holding Lux Sarl ,
3.75%, 12/1/2031 44,000 40,942
Mars, Inc. ,
5.70%, 5/1/2055(a) 30,000 29,927
144,785
Gas Utilities 0 .0%
†
National Fuel Gas Co. ,
5.95%, 3/15/2035 10,000 10,222
Ground Transportation 0 .7%
Burlington Northern Santa Fe
LLC ,
5.50%, 3/15/2055 26,000 25,744
CSX Corp. ,
5.05%, 6/15/2035 8,000 8,046
3.35%, 9/15/2049 62,000 43,315
Dcli Bidco LLC ,
7.75%, 11/15/2029(a) 15,000 15,194
Genesee & Wyoming, Inc. ,
6.25%, 4/15/2032(a) 60,000 61,223
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Lima Metro Line 2 Finance
Ltd. ,
Reg. S, 5.88%, 7/5/2034 79,532 80,662
Norfolk Southern Corp. ,
5.10%, 5/1/2035 12,000 12,061
Penske Truck Leasing Co. LP ,
5.25%, 2/1/2030(a) 57,000 58,327
Simpar Europe SA ,
Reg. S, 5.20%, 1/26/2031 200,000 163,000
Star Leasing Co. LLC ,
7.63%, 2/15/2030(a) 20,000 19,833
Triton Container International
Ltd. ,
3.25%, 3/15/2032 27,000 23,331
Uber Technologies, Inc. ,
4.80%, 9/15/2034 52,000 51,076
Watco Cos. LLC ,
7.13%, 8/1/2032(a) 20,000 20,906
582,718
Health Care Equipment & Supplies 0 .1%
Bausch + Lomb Corp. ,
8.38%, 10/1/2028(a) 30,000 31,313
Solventum Corp. ,
5.40%, 3/1/2029 24,000 24,714
Zimmer Biomet Holdings, Inc. ,
5.20%, 9/15/2034 27,000 27,087
83,114
Health Care Providers & Services 0 .4%
Cardinal Health, Inc. ,
4.90%, 9/15/2045 58,000 51,251
Centene Corp. ,
3.00%, 10/15/2030 58,000 51,824
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 25,000 24,047
Elevance Health, Inc. ,
5.13%, 2/15/2053 51,000 45,534
Laboratory Corp. of America
Holdings ,
4.80%, 10/1/2034 61,000 59,633
LifePoint Health, Inc. ,
10.00%, 6/1/2032(a) 25,000 25,792
Quest Diagnostics, Inc. ,
5.00%, 12/15/2034 27,000 26,868
Radiology Partners, Inc. ,
8.50%, 7/15/2032(a) 30,000 30,070
315,019
Health Care REITs 0 .0%
†
Omega Healthcare Investors,
Inc. ,
4.75%, 1/15/2028 15,000 15,064
3.25%, 4/15/2033 16,000 13,812
28,876
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 19,000 19,858

NVIT DoubleLine Total Return Tactical Fund - June 30, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Hotel & Resort REITs 0 .0%
†
RHP Hotel Properties LP ,
6.50%, 6/15/2033(a) 25,000 25,719
Hotels, Restaurants & Leisure 0 .5%
Caesars Entertainment, Inc. ,
6.00%, 10/15/2032(a) 35,000 34,325
Carnival Corp. ,
5.88%, 6/15/2031(a) 30,000 30,563
6.13%, 2/15/2033(a) 9,000 9,208
Expedia Group, Inc. ,
3.80%, 2/15/2028 59,000 58,127
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 10,000 9,228
Full House Resorts, Inc. ,
8.25%, 2/15/2028(a) 15,000 14,575
Life Time, Inc. ,
6.00%, 11/15/2031(a) 40,000 40,638
Marriott International, Inc. ,
5.35%, 3/15/2035 50,000 50,409
McDonald's Corp. ,
5.45%, 8/14/2053 26,000 24,980
NCL Corp. Ltd. ,
6.75%, 2/1/2032(a) 10,000 10,216
Rivers Enterprise Borrower
LLC ,
6.63%, 2/1/2033(a) 45,000 45,058
Royal Caribbean Cruises Ltd. ,
5.38%, 7/15/2027(a) 31,000 31,183
Sabre GLBL, Inc. ,
8.63%, 6/1/2027(a) 3,000 3,071
10.75%, 11/15/2029(a) 18,000 18,496
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 15,000 14,455
Six Flags Entertainment Corp. ,
7.25%, 5/15/2031(a) 45,000 46,246
Voyager Parent LLC ,
9.25%, 7/1/2032(a) 20,000 20,809
461,587
Household Durables 0 .0%
†
Meritage Homes Corp. ,
5.65%, 3/15/2035 17,000 17,048
Whirlpool Corp. ,
6.50%, 6/15/2033 15,000 15,048
32,096
Independent Power and Renewable Electricity Producers
0 .0%
†
Lightning Power LLC ,
7.25%, 8/15/2032(a) 15,000 15,787
PSEG Power LLC ,
5.20%, 5/15/2030(a) 20,000 20,409
36,196
Industrial REITs 0 .1%
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032 12,000 12,059
First Industrial LP ,
5.25%, 1/15/2031 37,000 37,436
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
Lineage OP LP ,
5.25%, 7/15/2030(a) 28,000 28,170
77,665
Insurance 0 .5%
Acrisure LLC ,
6.75%, 7/1/2032(a) 25,000 25,354
Alliant Holdings Intermediate
LLC ,
6.50%, 10/1/2031(a) 40,000 40,744
American International Group,
Inc. ,
5.45%, 5/7/2035 12,000 12,306
American National Group,
Inc. ,
5.75%, 10/1/2029 13,000 13,311
6.00%, 7/15/2035 38,000 38,224
APH Somerset Investor 2
LLC ,
7.88%, 11/1/2029(a) 10,000 10,229
Arthur J Gallagher & Co. ,
4.85%, 12/15/2029 15,000 15,220
5.15%, 2/15/2035 33,000 33,016
Aspen Insurance Holdings
Ltd. ,
5.75%, 7/1/2030 24,000 24,397
Athene Global Funding ,
4.72%, 10/8/2029(a) 33,000 32,927
Athene Holding Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.61%),
6.63%, 10/15/2054(d) 20,000 19,688
Brown & Brown, Inc. ,
6.25%, 6/23/2055 12,000 12,370
Guardian Life Global Funding ,
4.80%, 4/28/2030(a) 25,000 25,432
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 56,000 38,028
MetLife, Inc. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.08%), 6.35%,
3/15/2055(d) 24,000 24,651
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 50,000 51,938
Prudential Financial, Inc. ,
5.20%, 3/14/2035 18,000 18,194
436,029
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.60%, 5/15/2053 46,000 45,999
IT Services 0 .1%
CoreWeave, Inc. ,
9.25%, 6/1/2030(a) 15,000 15,335
Kyndryl Holdings, Inc. ,
4.10%, 10/15/2041 54,000 43,006

10 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
VeriSign, Inc. ,
5.25%, 6/1/2032 36,000 36,688
95,029
Life Sciences Tools & Services 0 .0%
†
Agilent Technologies, Inc. ,
4.75%, 9/9/2034 29,000 28,537
Machinery 0 .2%
Husky Injection Molding
Systems Ltd. ,
9.00%, 2/15/2029(a) 75,000 78,416
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 57,000 57,804
136,220
Marine Transportation 0 .2%
Yinson Bergenia Production
BV ,
8.50%, 1/31/2045(a) 200,000 202,180
Media 0 .3%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 10,000 9,249
DirecTV Financing LLC, Term
Loan B ,
5.88%, 8/15/2027(a) 50,000 49,837
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 40,000 34,625
EchoStar Corp. ,
10.75%, 11/30/2029 10,000 10,300
Gray Media, Inc. ,
10.50%, 7/15/2029(a) 30,000 32,228
Sirius XM Radio LLC ,
5.50%, 7/1/2029(a) 85,000 84,440
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 30,000 29,482
Videotron Ltd. ,
5.70%, 1/15/2035(a) 28,000 28,154
278,315
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.00%, 6/17/2034 16,000 16,771
Glencore Funding LLC ,
5.37%, 4/4/2029(a) 46,000 47,166
Newmont Corp. ,
5.35%, 3/15/2034 28,000 28,723
Novelis Corp. ,
6.88%, 1/30/2030(a) 10,000 10,339
Rio Tinto Finance USA plc ,
5.75%, 3/14/2055 17,000 17,021
Vale Overseas Ltd. ,
6.40%, 6/28/2054 17,000 16,707
136,727
Multi-Utilities 0 .2%
Black Hills Corp. ,
6.00%, 1/15/2035 27,000 28,003
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Consumers Energy Co. ,
4.50%, 1/15/2031 17,000 17,066
DTE Energy Co. ,
5.85%, 6/1/2034 38,000 39,749
NiSource, Inc. ,
5.35%, 4/1/2034 24,000 24,399
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.45%),
6.95%, 11/30/2054(d) 13,000 13,533
5.85%, 4/1/2055 24,000 23,748
146,498
Oil, Gas & Consumable Fuels 1 .1%
APA Corp. ,
6.10%, 2/15/2035(a) 19,000 18,634
Buckeye Partners LP ,
6.88%, 7/1/2029(a) 60,000 62,161
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 28,000 26,644
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 49,000 48,932
Chord Energy Corp. ,
6.75%, 3/15/2033(a) 25,000 25,541
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 15,000 15,359
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
8/05/2025(g) 100,000 100,663
Devon Energy Corp. ,
5.75%, 9/15/2054 14,000 12,604
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 14,000 13,522
Eastern Energy Gas Holdings
LLC ,
5.65%, 10/15/2054 29,000 27,713
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 131,677
Enterprise Products Operating
LLC ,
5.55%, 2/16/2055 26,000 25,083
Expand Energy Corp. ,
6.75%, 4/15/2029(a) 10,000 10,120
4.75%, 2/1/2032 14,000 13,613
Florida Gas Transmission Co.
LLC ,
5.75%, 7/15/2035(a) 12,000 12,280
Gulfport Energy Operating
Corp. ,
6.75%, 9/1/2029(a) 65,000 66,615
Harvest Midstream I LP ,
7.50%, 5/15/2032(a) 30,000 31,685
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 15,000 15,223
5.50%, 10/15/2030(a) 18,000 18,080
Hilcorp Energy I LP ,
7.25%, 2/15/2035(a) 15,000 14,668
Kinder Morgan Energy
Partners LP ,
6.95%, 1/15/2038 38,000 42,138

NVIT DoubleLine Total Return Tactical Fund - June 30, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinetik Holdings LP ,
5.88%, 6/15/2030(a) 13,000 13,110
Matador Resources Co. ,
6.50%, 4/15/2032(a) 20,000 20,010
NGL Energy Operating LLC ,
8.13%, 2/15/2029(a) 10,000 10,103
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 30,000 26,726
ONEOK, Inc. ,
5.38%, 6/1/2029 15,000 15,320
Permian Resources Operating
LLC ,
7.00%, 1/15/2032(a) 35,000 36,284
6.25%, 2/1/2033(a) 17,000 17,158
Petroleos Mexicanos ,
6.75%, 9/21/2047 50,000 36,215
Tallgrass Energy Partners LP ,
7.38%, 2/15/2029(a) 20,000 20,556
Targa Resources Corp. ,
5.50%, 2/15/2035 11,000 11,039
Venture Global LNG, Inc. ,
8.38%, 6/1/2031(a) 15,000 15,579
9.88%, 2/1/2032(a) 10,000 10,800
Venture Global Plaquemines
LNG LLC ,
7.50%, 5/1/2033(a) 5,000 5,354
6.50%, 1/15/2034(a) 15,000 15,000
Vital Energy, Inc. ,
7.88%, 4/15/2032(a) 15,000 12,825
999,034
Passenger Airlines 0 .0%
†
American Airlines, Inc. ,
8.50%, 5/15/2029(a) 20,000 20,971
JetBlue Airways Corp. ,
9.88%, 9/20/2031(a) 15,000 14,593
35,564
Pharmaceuticals 0 .0%
†
Bausch Health Cos., Inc. ,
5.25%, 1/30/2030(a) 10,000 6,332
14.00%, 10/15/2030(a) 1,000 875
Royalty Pharma plc ,
5.40%, 9/2/2034 27,000 27,356
34,563
Professional Services 0 .2%
Amentum Holdings, Inc. ,
7.25%, 8/1/2032(a) 15,000 15,437
CACI International, Inc. ,
6.38%, 6/15/2033(a) 10,000 10,320
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 47,000 48,908
Paychex, Inc. ,
5.35%, 4/15/2032 56,000 57,503
Verisk Analytics, Inc. ,
5.25%, 6/5/2034 28,000 28,594
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 30,000 31,632
192,394
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development 0 .0%
†
Anywhere Real Estate Group
LLC ,
7.00%, 4/15/2030(a) 15,000 14,014
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 38,000 38,635
Sun Communities Operating
LP ,
2.70%, 7/15/2031 32,000 28,360
66,995
Retail REITs 0 .1%
Agree LP ,
5.63%, 6/15/2034 20,000 20,501
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034 27,000 27,771
Realty Income Corp. ,
5.13%, 4/15/2035 17,000 17,021
65,293
Semiconductors & Semiconductor Equipment 0 .1%
Broadcom, Inc. ,
3.50%, 2/15/2041(a) 69,000 54,686
Marvell Technology, Inc. ,
5.95%, 9/15/2033 53,000 55,970
Qorvo, Inc. ,
3.38%, 4/1/2031(a) 20,000 18,035
128,691
Software 0 .2%
AppLovin Corp. ,
5.38%, 12/1/2031 13,000 13,228
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 35,000 34,449
Atlassian Corp. ,
5.25%, 5/15/2029 17,000 17,456
Cadence Design Systems,
Inc. ,
4.70%, 9/10/2034 16,000 15,807
Central Parent LLC ,
8.00%, 6/15/2029(a) 10,000 8,269
Ellucian Holdings, Inc. ,
6.50%, 12/1/2029(a) 20,000 20,454
Oracle Corp. ,
3.80%, 11/15/2037 13,000 11,129
5.38%, 9/27/2054 30,000 27,424
Workday, Inc. ,
3.80%, 4/1/2032 14,000 13,155
161,371
Specialized REITs 0 .1%
American Tower Corp. ,
3.70%, 10/15/2049 10,000 7,308
Equinix, Inc. ,
3.90%, 4/15/2032 29,000 27,467
2.95%, 9/15/2051 47,000 28,972
Extra Space Storage LP ,
5.40%, 2/1/2034 24,000 24,375

12 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Iron Mountain, Inc. ,
6.25%, 1/15/2033(a) 5,000 5,141
93,263
Specialty Retail 0 .2%
AutoNation, Inc. ,
5.89%, 3/15/2035 24,000 24,341
AutoZone, Inc. ,
5.13%, 6/15/2030 28,000 28,707
Carvana Co. ,
11.00%, 6/1/2030(a)(h) 15,000 15,770
Lowe's Cos., Inc. ,
5.63%, 4/15/2053 14,000 13,464
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 10,000 7,995
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 12,000 12,213
5.00%, 8/19/2034 16,000 15,834
Staples, Inc. ,
10.75%, 9/1/2029(a) 15,000 14,197
Victra Holdings LLC ,
8.75%, 9/15/2029(a) 50,000 52,384
184,905
Technology Hardware, Storage & Peripherals 0 .1%
Dell, Inc. ,
6.50%, 4/15/2038 14,000 14,913
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 61,000 59,171
NetApp, Inc. ,
5.50%, 3/17/2032 14,000 14,420
88,504
Tobacco 0 .1%
BAT Capital Corp. ,
5.63%, 8/15/2035 28,000 28,492
4.54%, 8/15/2047 31,000 25,042
Philip Morris International,
Inc. ,
5.38%, 2/15/2033 27,000 27,883
5.25%, 2/13/2034 24,000 24,479
105,896
Trading Companies & Distributors 0 .1%
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 18,000 18,331
FTAI Aviation Investors LLC ,
5.88%, 4/15/2033(a) 10,000 9,874
GATX Corp. ,
5.50%, 6/15/2035 16,000 16,204
Herc Holdings, Inc. ,
7.00%, 6/15/2030(a) 15,000 15,665
QXO Building Products, Inc. ,
6.75%, 4/30/2032(a) 15,000 15,453
WESCO Distribution, Inc. ,
6.38%, 3/15/2033(a) 10,000 10,336
85,863
Transportation Infrastructure 0 .3%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 160,000 140,764
Corporate Bonds
Principal
Amount ($) Value ($)
Transportation Infrastructure
Rutas 2 & 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 153,333 110,630
251,394
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
5.50%, 1/15/2055 68,000 64,466
Total Corporate Bonds
(cost $10,585,365)
10,632,449
Foreign Government Securities 0 .8%
COLOMBIA 0 .2%
Republic of Colombia ,
4.13%, 5/15/2051 250,000 141,923
DOMINICAN REPUBLIC 0 .2%
Dominican Republic
Government Bond ,
Reg. S, 5.50%, 2/22/2029 150,000 149,190
GUATEMALA 0 .2%
Republic of Guatemala ,
Reg. S, 4.50%, 5/3/2026 200,000 197,978
MOROCCO 0 .2%
Kingdom of Morocco ,
Reg. S, 5.95%, 3/8/2028 200,000 204,678
Total Foreign Government Securities
(cost $792,897)
693,769
Mortgage-Backed Securities 17 .3%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,148,396 1,058,910
Pool# G08775
4.00%, 8/1/2047 360,984 341,063
Pool# Q51461
3.50%, 10/1/2047 502,574 460,994
FHLMC UMBS Pool
Pool# SD5677
5.00%, 3/1/2054 537,073 530,779
Pool# SD6874
5.50%, 11/1/2054 882,912 893,178
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,896,128
Pool# BS9551
5.94%, 9/1/2053 1,876,846 1,960,260
FNMA UMBS Pool
Pool# MA2888
2.50%, 1/1/2047 880,242 753,919
Pool# AS9937
3.00%, 7/1/2047 895,016 792,793
Pool# FM8215
2.50%, 3/1/2051 1,225,994 1,033,439

NVIT DoubleLine Total Return Tactical Fund - June 30, 2025 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB0705
3.00%, 6/1/2051 1,174,445 1,025,539
Pool# MA4416
3.50%, 9/1/2051 998,067 904,655
Pool# FS8642
6.00%, 6/1/2054 1,977,790 2,030,609
Pool# FS9671
5.50%, 11/1/2054 898,371 908,819
Pool# FA0627
5.50%, 2/1/2055 973,629 983,170
Total Mortgage-Backed Securities
(cost $16,897,191)
15,574,255
U.S. Treasury Obligations 22 .9%
U.S. Treasury Notes
0.75%, 3/31/2026 4,000,000 3,901,328
0.75%, 5/31/2026 4,000,000 3,882,187
0.75%, 1/31/2028 9,650,000 8,953,014
0.63%, 8/15/2030 4,500,000 3,837,832
Total U.S. Treasury Obligations
(cost $20,421,045)
20,574,361
Investment Company 1 .1%
Shares
Fixed Income Fund 1 .1%
DoubleLine Floating Rate
Fund, Class I 112,959 1,013,241
Total Investment Company
(cost $1,065,202)
1,013,241
Total Investments
(cost $90,510,771) — 96.5%
86,668,587
Other assets in excess of
liabilities — 3.5% 3,111,518
NET ASSETS — 100.0%
$ 89,780,105
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$21,566,563 which represents 24.02% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2025.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2025. The
maturity date reflects the next call date.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Perpetual bond security. The maturity date reflects the next call date.
(h) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

14 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 140 9/2025 USD 29,123,281 119,499
U.S. Treasury 5 Year Note 30 9/2025 USD 3,270,000 46,623
U.S. Treasury Long Bond 58 9/2025 USD 6,697,188 318,068
U.S. Treasury Ultra Bond 2 9/2025 USD 238,250 6,481
Total long contracts 490,671
Short Contracts
U.S. Treasury 10 Year Ultra Note (3) 9/2025 USD (342,797) (9,658)
Total short contracts (9,658)
Net contracts 481,013
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 15
Asset-Backed Securities 5 .3%
Principal
Amount ($) Value ($)
Automobiles 0 .4%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,014,041 1,027,561
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 246,202 246,542
1,274,103
Equipment Loans & Leases 0 .6%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 1,104,869 1,118,306
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 457,980 460,483
1,578,789
Home Equity 0 .3%
BRAVO Residential Funding
Trust, Series 2024-
CES1, Class A1A, 6.38%,
4/25/2054(a)(b) 754,242 761,502
Other 4 .0%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 611,979 617,759
AMSR Trust, Series 2020-
SFR2, Class C, 2.53%,
7/17/2037(a) 1,339,450 1,336,466
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 736,650 736,422
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 2,000,000 1,971,621
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(c) 1,397,616 1,404,108
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 568,529 487,517
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 1,400,000 1,399,976
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 112,349 112,614
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 358,637 358,635
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,279,795
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 325,000 322,347
11,027,260
Total Asset-Backed Securities
(cost $14,549,201)
14,641,654
Collateralized Mortgage Obligations 7 .1%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(c) 122,505 119,007
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(b) 756,901 761,201
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(b) 923,357 928,922
FNMA REMICS
Series 2015-92, Class PA,
2.50%, 12/25/2041 1,804,842 1,672,252
Series 2013-59, Class MX,
2.50%, 9/25/2042 6,428,987 6,142,542
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,405,899 1,317,235
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(c) 1,073,843 1,001,832
GCAT Trust, Series 2024-
NQM1, Class A1, 6.01%,
1/25/2059(a)(b) 990,384 993,901
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(c) 471,800 455,261
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(c) 1,495,678 1,456,918
OBX Trust
Series 2023-NQM1, Class
A1, 6.12%, 11/25/2062(a)(c) 1,007,971 1,006,769
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(b) 714,439 716,917
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(b) 1,075,033 1,079,914
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(c) 1,271,254 1,248,937
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(b) 660,793 661,540
Total Collateralized Mortgage Obligations
(cost $20,217,355)
19,563,148

16 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Government Bond Fund
Commercial Mortgage-Backed Securities 3 .6%
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(c) 2,800,000 2,783,385
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 7,076,588
Total Commercial Mortgage-Backed
Securities
(cost $9,734,719) 9,859,973
Mortgage-Backed Securities 58 .3%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,560,968 1,480,153
Pool# G08881
3.50%, 6/1/2049 975,889 890,728
FHLMC Non Gold Pool Pool#
847558 ,
7.35%, 6/1/2035 (c) 221,667
229,654
FHLMC Pool Gold Pool Pool#
WN5200 ,
4.25%, 1/1/2030 3,902,000
3,886,858
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,217,429 2,020,171
Pool# SD8030
3.00%, 12/1/2049 1,208,947 1,059,221
Pool# SD8050
3.00%, 3/1/2050 1,788,863 1,564,880
Pool# SD8080
2.00%, 6/1/2050 2,150,990 1,719,630
Pool# SD8171
1.50%, 10/1/2051 2,740,552 2,061,342
Pool# SD8182
2.00%, 12/1/2051 3,647,088 2,896,455
Pool# RA6433
2.50%, 12/1/2051 2,672,595 2,217,237
Pool# SD8199
2.00%, 3/1/2052 4,571,528 3,628,291
Pool# QE0958
2.00%, 3/1/2052 3,421,353 2,718,534
Pool# SD8200
2.50%, 3/1/2052 3,620,897 3,010,557
Pool# QE0799
2.50%, 4/1/2052 2,459,563 2,040,429
Pool# SD8213
3.00%, 5/1/2052 4,151,859 3,598,826
Pool# SD8214
3.50%, 5/1/2052 3,165,560 2,855,339
Pool# SD1413
3.50%, 7/1/2052 3,516,356 3,170,306
Pool# SD2253
3.50%, 12/1/2052 6,081,106 5,481,809
Pool# SD8288
5.00%, 1/1/2053 2,644,319 2,604,016
Pool# SD8302
6.50%, 2/1/2053 919,749 953,563
Pool# SD6605
5.50%, 9/1/2053 4,579,578 4,597,660
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8378
7.00%, 11/1/2053 622,505 656,312
FNMA Pool
Pool# BZ2178
4.41%, 10/1/2029 2,899,000 2,922,236
Pool# 745684
6.64%, 4/1/2034(c) 655,099 672,188
Pool# 790760
7.32%, 9/1/2034(c) 242,645 247,190
Pool# 799144
6.04%, 4/1/2035(c) 57,027 57,375
Pool# 822705
6.75%, 4/1/2035(c) 123,529 126,466
Pool# 815217
6.46%, 5/1/2035(c) 400,353 406,903
Pool# 821377
6.51%, 5/1/2035(c) 34,795 35,311
Pool# 783609
6.79%, 5/1/2035(c) 306,376 313,763
Pool# 826181
7.35%, 7/1/2035(c) 502,186 512,477
Pool# 873932
6.31%, 8/1/2036 5,184,464 5,167,455
Pool# 745866
7.25%, 9/1/2036(c) 739,358 766,403
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 7,535,282 6,693,034
Pool# CA1564
4.50%, 4/1/2048 1,000,492 972,486
Pool# BM5267
4.50%, 12/1/2048 2,381,201 2,316,973
Pool# MA3746
4.00%, 8/1/2049 949,415 895,336
Pool# BP5843
2.50%, 5/1/2050 4,724,958 3,947,725
Pool# MA4096
2.50%, 8/1/2050 3,153,096 2,646,605
Pool# MA4119
2.00%, 9/1/2050 3,909,585 3,111,412
Pool# MA4183
2.50%, 11/1/2050 2,641,683 2,207,045
Pool# CB0456
2.50%, 5/1/2051 3,148,990 2,612,873
Pool# FS3885
3.00%, 11/1/2051 2,558,382 2,215,026
Pool# MA4492
2.00%, 12/1/2051 4,467,945 3,547,482
Pool# FS1648
2.50%, 1/1/2052 2,841,625 2,361,137
Pool# FS1476
3.00%, 3/1/2052 1,633,942 1,415,675
Pool# MA4577
2.00%, 4/1/2052 11,925,302 9,473,097
Pool# FS1749
2.50%, 4/1/2052 3,800,552 3,163,788
Pool# MA4698
3.00%, 8/1/2052 1,718,762 1,489,474
Pool# FS3157
4.50%, 11/1/2052 2,633,596 2,540,844
Pool# MA4805
4.50%, 11/1/2052 2,524,956 2,419,950

NVIT Government Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 17
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4980
6.00%, 4/1/2053 1,101,492 1,123,181
Pool# FS7087
5.50%, 8/1/2053 3,410,644 3,420,767
Pool# FA0253
5.00%, 9/1/2053 2,832,617 2,782,138
Pool# MA5189
5.00%, 11/1/2053 1,556,809 1,530,350
Pool# MA5192
6.50%, 11/1/2053 1,178,511 1,217,227
Pool# FS7990
4.00%, 2/1/2054 4,664,030 4,338,610
Pool# FS8795
6.00%, 8/1/2054 5,636,426 5,733,759
GNMA I Pool
Pool# 682492
3.50%, 10/15/2025 3,748 3,736
Pool# 719433
3.50%, 10/15/2025 1,162 1,158
Pool# 740930
3.50%, 11/15/2025 11,693 11,648
Pool# 682497
3.50%, 11/15/2025 7,300 7,272
Pool# 742371
3.50%, 11/15/2025 4,998 4,979
Pool# 750403
3.50%, 11/15/2025 1,114 1,111
Pool# 733504
3.50%, 11/15/2025 628 626
Pool# 755650
3.50%, 12/15/2025 22,006 21,921
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,636,109 1,653,760
Pool# MA8571
6.00%, 1/20/2053 1,202,908 1,221,945
Pool# MA8647
5.00%, 2/20/2053 1,624,490 1,602,725
Pool# MA8726
5.50%, 3/20/2053 3,761,871 3,786,499
Pool# MA8727
6.00%, 3/20/2053 1,199,446 1,225,483
Pool# MA8801
5.50%, 4/20/2053 2,310,351 2,325,477
Pool# MA9018
6.00%, 7/20/2053 1,016,550 1,037,448
Pool# MA9490
6.50%, 2/20/2054 1,273,742 1,310,256
Pool# MA9543
6.50%, 3/20/2054 1,542,281 1,585,441
Pool# MA9852
6.00%, 8/20/2054 1,372,042 1,394,227
Pool# 787508
6.50%, 5/20/2064 2,351,432 2,401,056
Total Mortgage-Backed Securities
(cost $170,714,841)
160,342,500
U.S. Government Agency Securities 7 .7%
Principal
Amount ($) Value ($)
FFCB, 3.19%, 3/9/2033 2,475,000 2,286,621
Tennessee Valley Authority
4.38%, 8/1/2034 5,750,000 5,712,666
4.88%, 5/15/2035 13,000,000 13,286,596
Total U.S. Government Agency Securities
(cost $21,079,313)
21,285,883
U.S. Treasury Obligations 11 .6%
U.S. Treasury Bonds
2.50%, 2/15/2046 5,150,000 3,568,789
2.25%, 8/15/2046 5,000,000 3,275,586
1.25%, 5/15/2050 6,000,000 2,881,875
4.75%, 11/15/2053 2,000,000 1,981,875
4.25%, 2/15/2054 1,250,000 1,140,235
4.63%, 2/15/2055 (d) 2,000,000 1,946,875
U.S. Treasury Notes
4.25%, 1/15/2028 15,000,000 15,193,945
3.75%, 5/15/2028 2,000,000 2,002,969
Total U.S. Treasury Obligations
(cost $34,460,882)
31,992,149
Short-Term Investment 4 .6%
U.S. Government Agency Security 4 .6%
Resolution Funding Corp.,
2.48%, 1/15/2030(e) 15,000,000 12,516,971
Total Short-Term Investment
(cost $13,479,850)
12,516,971
Repurchase Agreement 0 .4%
Cantor Fitzgerald & Co.
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $1,001,222,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$1,021,122. (f)(g) 1,001,100 1,001,100
Total Repurchase Agreement
(cost $1,001,100)
1,001,100
Total Investments
(cost $285,237,261) — 98.6%
271,203,378
Other assets in excess of
liabilities — 1.4% 3,745,689
NET ASSETS — 100.0%
$ 274,949,067

18 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Government Bond Fund
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$25,072,773 which represents 9.12% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2025.
(d) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $1,946,875, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $1,001,100 and by $1,009,624 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.63%, and maturity dates ranging from
7/15/2025 - 2/15/2055, a total value of $2,010,724.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $1,001,100.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 100 9/2025 USD 20,802,344 85,751
U.S. Treasury 5 Year Note 120 9/2025 USD 13,080,000 146,612
Total long contracts 232,363
Short Contracts
U.S. Treasury 10 Year Ultra Note (28) 9/2025 USD (3,199,438) (9,242)
Total short contracts (9,242)
Net contracts 223,121
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - June 30, 2025 (Unaudited) - Statement of Investments - 19
U.S. Government Agency Securities 14 .8%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.06%), 4.45%,
12/2/2025(a) 7,600,000 7,600,000
(SOFR + 0.14%), 4.53%,
9/25/2026(a) 3,000,000 3,000,000
(SOFR + 0.14%), 4.53%,
11/23/2026(a) 16,000,000 16,000,000
(SOFR + 0.14%), 4.53%,
12/2/2026(a) 9,700,000 9,700,000
FHLB
(SOFR + 0.01%), 4.40%,
7/28/2025(a) 14,000,000 14,000,000
(SOFR + 0.08%), 4.47%,
9/19/2025(a) 7,000,000 7,000,000
(SOFR + 0.01%), 4.40%,
10/2/2025(a) 18,400,000 18,400,000
(SOFR + 0.16%), 4.55%,
10/10/2025(a) 10,000,000 10,000,000
(SOFR + 0.02%), 4.41%,
10/17/2025(a) 36,100,000 36,100,000
(SOFR + 0.16%), 4.55%,
10/20/2025(a) 21,000,000 21,000,000
(SOFR + 0.16%), 4.55%,
11/3/2025(a) 11,000,000 11,000,000
(SOFR + 0.16%), 4.55%,
11/14/2025(a) 16,000,000 16,000,000
(SOFR + 0.15%), 4.54%,
12/8/2025(a) 11,000,000 11,000,000
(SOFR + 0.00%), 4.39%,
12/11/2025(a) 18,500,000 18,500,000
(SOFR + 0.00%), 4.39%,
12/17/2025(a) 43,500,000 43,500,000
(SOFR + 0.00%), 4.39%,
12/18/2025(a) 16,600,000 16,600,000
(SOFR + 0.00%), 0.00%,
1/5/2026(a) 20,000,000 20,000,000
(SOFR + 0.15%), 4.54%,
1/5/2026(a) 8,000,000 8,000,000
4.42%, 2/9/2026 15,000,000 15,000,000
4.44%, 2/9/2026 9,000,000 9,000,000
4.40%, 3/13/2026 19,100,000 19,100,000
4.33%, 4/15/2026 20,500,000 20,500,000
4.35%, 4/17/2026 9,800,000 9,800,000
4.25%, 4/20/2026 19,600,000 19,600,000
4.25%, 5/22/2026 19,400,000 19,400,000
4.21%, 5/28/2026 18,300,000 18,300,000
4.16%, 6/9/2026 18,400,000 18,400,000
(SOFR + 0.14%), 4.53%,
9/10/2026(a) 3,000,000 3,000,000
(SOFR + 0.14%), 4.53%,
9/14/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 4.53%,
9/18/2026(a) 7,500,000 7,500,000
FHLMC
(SOFR + 0.12%), 4.51%,
4/2/2026(a) 4,300,000 4,300,000
(SOFR + 0.14%), 4.53%,
10/16/2026(a) 8,000,000 8,000,000
FNMA
(SOFR + 0.10%), 4.49%,
6/18/2026(a) 6,900,000 6,900,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
(SOFR + 0.14%), 4.53%,
9/11/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 4.53%,
10/23/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 4.53%,
11/20/2026(a) 8,000,000 8,000,000
(SOFR + 0.14%), 4.53%,
12/11/2026(a) 5,500,000 5,500,000
Total U.S. Government Agency Securities
(cost $491,700,000)
491,700,000
U.S. Treasury Obligations 12 .1%
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.13%), 4.37%, 7/31/2025(a) 23,000,000 22,999,206
0.25%, 10/31/2025 6,100,000 6,017,553
(US Treasury 3 Month
Bill Money Market
Yield + 0.17%), 4.41%,
10/31/2025(a) 40,000,000 39,997,267
5.00%, 10/31/2025 4,200,000 4,208,365
4.88%, 11/30/2025 4,800,000 4,809,859
(US Treasury 3 Month
Bill Money Market Yield +
0.25%), 4.49%, 1/31/2026(a) 30,700,000 30,706,723
1.63%, 2/15/2026 5,000,000 4,918,043
0.50%, 2/28/2026 7,500,000 7,315,815
4.63%, 2/28/2026 22,200,000 22,249,806
4.50%, 3/31/2026 5,500,000 5,514,396
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 4.39%, 4/30/2026(a) 69,000,000 69,000,068
4.88%, 5/31/2026 5,300,000 5,332,062
4.63%, 6/30/2026 6,400,000 6,428,785
(US Treasury 3 Month
Bill Money Market Yield +
0.18%), 4.42%, 7/31/2026(a) 44,300,000 44,267,487
(US Treasury 3 Month
Bill Money Market
Yield + 0.21%), 4.45%,
10/31/2026(a) 43,000,000 43,025,282
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 4.34%, 1/31/2027(a) 67,000,000 66,998,752
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 4.40%, 4/30/2027(a) 20,000,000 20,000,000
Total U.S. Treasury Obligations
(cost $403,789,469) 403,789,469
Short-Term Investments 20 .3%
U.S. Government Agency Securities 4 .3%
FHLB
4.25%, 07/08/21 (b) 9,700,000 9,692,060
4.25%, 07/09/21 (b) 9,700,000 9,690,925
4.26%, 07/23/21 (b) 14,200,000 14,163,423
4.24%, 08/27/21 (b) 4,000,000 3,973,546
4.23%, 11/05/21 (b) 9,100,000 8,967,095

20 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Government Money Market Fund
Short-Term Investments
Principal
Amount ($) Value ($)
U.S. Government Agency Securities
4.26%, 07/11/25 (b) 29,790,000 29,755,111
4.27%, 07/18/25 (b) 10,000,000 9,980,034
4.27%, 09/05/25 (b) 48,200,000 47,826,297
4.22%, 11/13/25 (b) 9,100,000 8,958,893
143,007,384
U.S. Treasury Obligations 16 .0%
U.S. Treasury Bills
4.22%, 07/03/25 18,000,000 17,995,865
4.09%, 10/09/25 (b) 39,500,000 39,060,056
4.15%, 10/16/25 (b) 23,500,000 23,216,420
4.30%, 10/21/25 (b) 30,500,000 30,098,145
4.13%, 10/23/25 18,000,000 17,769,150
4.28%, 10/30/25 14,900,000 14,694,670
4.18%, 11/06/25 35,000,000 34,491,022
4.20%, 11/13/25 (b) 46,900,000 46,177,470
4.31%, 11/28/25 62,600,000 61,511,358
4.24%, 12/04/25 34,300,000 33,683,171
4.24%, 12/11/25 25,400,000 24,922,727
4.24%, 12/18/25 15,800,000 15,489,991
4.25%, 12/26/25 44,000,000 43,114,549
0.00%, 01/02/26 16,000,000 15,665,720
4.20%, 01/22/26 (b) 44,500,000 43,480,054
4.22%, 02/19/26 26,500,000 25,805,369
4.11%, 03/19/26 21,000,000 20,399,374
4.09%, 05/14/26 (b) 26,100,000 25,196,788
532,771,899
Total Short-Term Investment
(cost  $675,779,283) 675,779,283
Repurchase Agreements 53 .6%
Banco Santander SA, 4.38%,
dated 6/30/2025, due
7/1/2025, repurchase
price $653,079,448,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.15% -
9.00%, maturing 1/1/2027
- 6/16/2064; total market
value $666,352,910.(c) 653,000,000 653,000,000
Canadian Imperial Bank
of Commerce, 4.39%,
dated 6/30/2025, due
7/1/2025, repurchase
price $315,038,413,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.50%, maturing 8/1/2025
- 10/20/2072; total market
value $321,300,049.(c) 315,000,000 315,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
4.39%, dated 6/30/2025,
due 7/1/2025, repurchase
price $200,024,389,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.38% -
6.31%, maturing 7/15/2025
- 2/1/2055; total market
value $214,395,837.(c) 200,000,000 200,000,000
MUFG Securities Ltd.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $160,019,467,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.63%, maturing
7/15/2025 - 2/15/2045;
total market value
$163,200,034.(c) 160,000,000 160,000,000
Nomura Securities
International, Inc., 4.39%,
dated 6/30/2025, due
7/1/2025, repurchase
price $100,012,194,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 2.00% -
6.84%, maturing 4/1/2032
- 11/1/2054; total market
value $102,005,173.(c) 100,000,000 100,000,000
RBC Dominion Securities,
Inc., 4.38%, dated
6/30/2025, due 7/1/2025,
repurchase price
$75,009,125, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.00%, maturing
9/11/2025 - 5/20/2055; total
market value $76,500,159.
(c) 75,000,000 75,000,000

NVIT Government Money Market Fund - June 30, 2025 (Unaudited) - Statement of Investments - 21
Repurchase Agreements
Principal
Amount ($) Value ($)
Royal Bank of Canada,
4.41%, dated 6/30/2025,
due 7/1/2025, repurchase
price $275,033,688,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.50%, maturing
11/16/2041 - 2/16/2063;
total market value
$293,320,984.(c) 275,000,000 275,000,000
Total Repurchase Agreements
(cost $1,778,000,000)
1,778,000,000
Total Investments
(cost $3,349,268,752) — 100.8% 3,349,268,752
Liabilities in excess of other assets — (0.8)% (28,117,903)
NET ASSETS — 100.0%
$3,321,150,849
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2025.
(b) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Asset-Backed Securities 4.1%
Principal
Amount ($) Value ($)
Automobiles 3.3%
Avis Budget Rental Car
Funding AESOP LLC(a) 100,000 102,604
Bridgecrest Lending Auto
Securitization Trust 140,000 140,664
Credit Acceptance Auto Loan
Trust(a) 100,000 102,137
Drive Auto Receivables Trust 17,000 17,107
Exeter Automobile
Receivables Trust 27,000 27,280
GM Financial Consumer
Automobile Receivables
Trust 142,000 142,501
Hertz Vehicle Financing III
LLC(a) 100,000 100,438
Mercedes-Benz Auto Lease
Trust 15,000 15,229
Nissan Auto Receivables
Owner Trust 100,000 101,006
Santander Drive Auto
Receivables Trust 100,000 100,280
849,246
Other 0.8%
AMSR Trust(a) 100,000 96,013
Stream Innovations Issuer
Trust(a) 100,000 100,719
196,732
Total Asset-Backed Security
(cost  $1,042,434) 1,045,978
Collateralized Mortgage Obligation 1.1%
Financial Services 1.1%
FHLMC 380,351 291,194
Total Collateralized Mortgage Obligation
(cost  $285,954) 291,194
Commercial Mortgage-Backed Security 0.8%
Capital Markets 0.8%
Duncan Williams Asset
Management LLC 200,000 197,094
Total Commercial Mortgage-Backed Security
(cost  $197,094) 197,094
Corporate Bond
Corporate Bonds 29.5%
Aerospace & Defense 0.8%
Boeing Co. (The), 6.39%,
05/01/31 100,000 107,469
RTX Corp., 5.75%, 01/15/29 100,000 104,736
212,205
  Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.4%
Hyundai Capital America,
1.80%, 01/10/28(a) 100,000 93,197
Banks 8.1%
Bank of America Corp.,
1.90%, 07/23/31 300,000 263,602
Barclays plc, 5.37%, 02/25/31 200,000 204,297
Citibank NA, 5.80%, 09/29/28 250,000 261,392
Fifth Third Bancorp, 2.55%,
05/05/27 100,000 96,874
HSBC Holdings plc, 3.97%,
05/22/30 200,000 194,771
Huntington Bancshares, Inc.,
5.27%, 01/15/31 125,000 128,075
KeyCorp, 5.12%, 04/04/31 100,000 101,194
M&T Bank Corp., 5.18%,
07/08/31 5,000 5,083
PNC Financial Services
Group, Inc. (The), 5.30%,
01/21/28 125,000 126,878
Santander UK Group Holdings
plc, 6.53%, 01/10/29 200,000 208,744
Societe Generale SA, 1.79%,
06/09/27(a) 200,000 194,668
Truist Financial Corp., 5.44%,
01/24/30 125,000 128,746
Wells Fargo & Co., 2.88%,
10/30/30 150,000 140,150
2,054,474
Biotechnology 0.5%
AbbVie, Inc., 3.20%, 11/21/29 125,000 119,563
Capital Markets 2.2%
Goldman Sachs Group, Inc.
(The), 2.62%, 04/22/32 200,000 177,770
Morgan Stanley, 5.17%,
01/16/30 175,000 178,666
Nomura Holdings, Inc.,
2.33%, 01/22/27 200,000 193,436
549,872
Consumer Finance 2.8%
AerCap Ireland Capital DAC,
2.45%, 10/29/26 175,000 170,498
American Express Co.,
5.04%, 07/26/28 125,000 126,707
Avolon Holdings Funding Ltd.,
4.38%, 05/01/26(a) 250,000 248,493
Capital One Financial Corp.,
5.46%, 07/26/30 100,000 102,902
General Motors Financial Co.,
Inc., 2.35%, 01/08/31 75,000 64,965
713,565

NVIT J.P. Morgan Inflation Managed Fund - June 30, 2025 (Unaudited) - Statement of Investments - 23
  Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs 0.3%
WP Carey, Inc., 2.40%,
02/01/31 100,000 87,929
Diversified Telecommunication Services 0.9%
AT&T, Inc., 1.65%, 02/01/28 125,000 117,266
Verizon Communications, Inc.,
5.40%, 07/02/37(a) 108,000 108,651
225,917
Electric Utilities 5.0%
Atlantic City Electric Co.,
4.00%, 10/15/28 125,000 124,403
Cleveland Electric Illuminating
Co. (The), 3.50%,
04/01/28(a) 125,000 121,601
Duke Energy Carolinas LLC,
6.45%, 10/15/32 125,000 137,378
Duquesne Light Holdings, Inc.,
2.53%, 10/01/30(a) 100,000 88,397
Fells Point Funding Trust,
3.05%, 01/31/27(a) 125,000 122,290
Fortis, Inc., 3.06%, 10/04/26 100,000 98,218
Georgia Power Co., 4.85%,
03/15/31 125,000 127,712
NextEra Energy Capital
Holdings, Inc., 2.25%,
06/01/30 125,000 112,573
Pacific Gas and Electric Co.,
5.70%, 03/01/35 125,000 123,865
Southern California Edison
Co., 5.45%, 03/01/35 125,000 122,702
Southwestern Electric Power
Co., 4.10%, 09/15/28 100,000 99,081
1,278,220
Financial Services 0.9%
Fiserv, Inc., 5.35%, 03/15/31 100,000 103,679
Global Payments, Inc., 2.15%,
01/15/27 125,000 120,913
224,592
Food Products 0.2%
JBS USA Holding Lux Sarl,
5.50%, 01/15/36(a) 45,000 45,066
Ground Transportation 0.4%
Penske Truck Leasing Co. LP,
5.55%, 05/01/28(a) 100,000 102,711
Health Care Providers & Services 0.5%
HCA, Inc., 4.13%, 06/15/29 125,000 122,816
Hotels, Restaurants & Leisure 0.4%
Expedia Group, Inc., 3.25%,
02/15/30 100,000 94,333
Insurance 0.0%
†
Brown & Brown, Inc., 5.25%,
06/23/32 5,000 5,100
  Corporate Bonds
Principal
Amount ($) Value ($)
Media 1.1%
Comcast Corp., 4.15%,
10/15/28 125,000 124,763
Time Warner Cable
Enterprises LLC, 8.38%,
07/15/33 125,000 145,561
270,324
Metals & Mining 0.3%
Glencore Funding LLC,
2.50%, 09/01/30(a) 100,000 90,104
Multi-Utilities 0.5%
Sempra, 3.70%, 04/01/29 125,000 121,836
Oil, Gas & Consumable Fuels 1.3%
Cheniere Energy Partners LP,
5.55%, 10/30/35(a) 20,000 20,157
Enbridge, Inc., 5.70%,
03/08/33 100,000 103,678
Energy Transfer LP, 5.25%,
07/01/29 100,000 102,449
MPLX LP, 4.25%, 12/01/27 100,000 99,603
325,887
Residential REITs 0.3%
UDR, Inc., 2.10%, 08/01/32 100,000 82,825
Retail REITs 0.6%
NNN REIT, Inc., 4.60%,
02/15/31 50,000 49,733
Regency Centers LP, 2.95%,
09/15/29 100,000 94,620
144,353
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc., 4.11%,
09/15/28 125,000 124,493
Marvell Technology, Inc.,
5.45%, 07/15/35 10,000 10,070
NXP BV, 2.50%, 05/11/31 100,000 88,315
222,878
Specialized REITs 0.4%
American Tower Corp.,
1.45%, 09/15/26 100,000 96,598
Tobacco 0.7%
Altria Group, Inc., 2.45%,
02/04/32 100,000 86,248
BAT Capital Corp., 2.26%,
03/25/28 100,000 94,611
180,859
Total Corporate Bond
(cost  $7,389,764) 7,465,224
Foreign Government Security 0.8%
Financial Services 0.8%
United Mexican States 200,000 206,800
Total Foreign Government Security
(cost  $205,541) 206,800

24 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Mortgage-Backed Securities 19.3%
Principal
Amount ($) Value ($)
Financial Services 19.3%
FHLMC UMBS 882,854 782,637
FNMA 1,216,013 1,163,332
FNMA UMBS 1,036,267 947,092
FNMA/FHLMC UMBS, 30
Year, Single Family 1,520,000 1,513,228
GNMA 542,783 491,514
4,897,803
Total Mortgage-Backed Security
(cost  $4,839,727) 4,897,803
U.S. Treasury Obligations 41.6%
U.S. Treasury Inflation Linked
Notes
0.13%, 07/15/2026 1,201,802 1,191,399
1.63%, 04/15/2030 1,451,160 1,461,586
U.S. Treasury Notes
3.75%, 04/15/2028 3,300,000 3,304,125
4.88%, 10/31/2028 2,012,000 2,084,306
4.63%, 02/15/2035 2,406,000 2,482,316
Total U.S. Treasury Obligations
(cost $10,532,098) 10,523,732
Total Investments
(cost $24,492,612) — 97.2% 24,627,825
Other assets in excess of liabilities — 2.8% 698,337
NET ASSETS — 100.0%
$ 25,326,162
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$1,737,246 which represents 6.86% of net assets.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
UMBS Uniform Mortgage-Backed Securities

NVIT J.P. Morgan Inflation Managed Fund - June 30, 2025 (Unaudited) - Statement of Investments - 25
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
44-V1 1.00 Quarterly 6/20/2030 0.51 USD 3,525,000 (52,460) (26,362) (78,822)
(52,460) (26,362) (78,822)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

26 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Centrally Cleared Inflation-Linked swap contracts outstanding as of June 30, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Month USCPI At
Termination
2.43% At
Termination Rec 5/7/2035 USD 175,000 (97) 604 507
1 Month USCPI At
Termination
2.42% At
Termination Rec 4/29/2035 USD 6,730,000 – 23,087 23,087
Total unrealized appreciation (97) 23,691 23,594
1 Month USCPI At
Termination
2.49% At
Termination Rec 6/6/2030 USD 540,000 – (44) (44)
1 Month USCPI At
Termination
2.88% At
Termination Rec 6/4/2027 USD 625,000 – (1,851) (1,851)
1 Month USCPI At
Termination
2.50% At
Termination Rec 6/3/2035 USD 145,000 – (143) (143)
1 Month USCPI At
Termination
2.64% At
Termination Rec 5/7/2028 USD 1,305,000 (234) (3,844) (4,078)
1 Month USCPI At
Termination
2.65% At
Termination Rec 4/29/2028 USD 6,496,000 – (24,135) (24,135)
1 Month USCPI At
Termination
2.88% At
Termination Rec 4/29/2027 USD 848,000 – (4,567) (4,567)
1 Month USCPI At
Termination
2.48% At
Termination Rec 4/29/2030 USD 3,859,000 – (5,676) (5,676)
Total unrealized depreciation (234) (40,260) (40,494)
Net unrealized depreciation (331) (16,569) (16,900)
– – –
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 4.03% annually Pay 4/29/2035 USD 1,900,000 – 3,654 3,654
Net unrealized appreciation – 3,654 3,654
Currency:
USD United States dollar
As of June 30, 2025, the Fund had $655,502 segregated as collateral for swap contracts.
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
1 Month United States Consumer Price Index (CPI) 0.30%
1 Day Secured Overnight Financing Rate (SOFR) 4.45%

NVIT J.P. Morgan Inflation Managed Fund - June 30, 2025 (Unaudited) - Statement of Investments - 27
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 7 9/2025 USD 1,456,164 5,841
U.S. Treasury 5 Year Note 2 9/2025 USD 218,000 (81)
U.S. Treasury 10 Year Note 40 9/2025 USD 4,485,000 103,732
Total long contracts 109,492
Short Contracts
U.S. Treasury 10 Year Ultra Note (6) 9/2025 USD (685,594) (7,821)
U.S. Treasury Ultra Bond (4) 9/2025 USD (476,500) (21,898)
Total short contracts (29,719)
Net contracts 79,773
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Asset-Backed Securities 10 .6%
Principal
Amount ($) Value ($)
Airlines 0 .5%
AASET, Series 2025-
1A, Class A, 5.94%,
2/16/2050(a) 3,191,860 3,249,950
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 3,007,512 2,844,038
United Airlines Pass-Through
Trust
Series 2020-1, Class B,
4.88%, 1/15/2026 18,281 18,255
Series 2020-1, Class A,
5.88%, 10/15/2027 4,094,207 4,177,724
Series 2024-1, Class AA,
5.45%, 2/15/2037 2,726,068 2,751,202
Series 2024-1, Class A,
5.88%, 2/15/2037 2,973,892 2,960,051
16,001,220
Automobiles 4 .1%
American Credit Acceptance
Receivables Trust, Series
2025-2, Class C, 5.11%,
3/12/2031(a) 3,095,000 3,117,148
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,814,000 1,813,987
AutoNation Finance Trust,
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 2,180,000 2,197,110
Avis Budget Rental Car
Funding AESOP LLC
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 825,000 822,966
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 2,945,000 2,995,843
BMW Vehicle Lease Trust,
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,655,000 1,664,471
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,515,000 1,521,948
Bridgecrest Lending Auto
Securitization Trust, Series
2025-2, Class A3, 4.78%,
12/15/2028 6,445,000 6,459,562
Carmax Auto Owner Trust,
Series 2025-2, Class A3,
4.48%, 3/15/2030 2,875,000 2,901,326
Carmax Select Receivables
Trust, Series 2024-A, Class
A3, 5.40%, 11/15/2028 1,000,000 1,010,863
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 4,565,000 4,595,872
Carvana Auto Receivables
Trust, Series 2025-P2,
Class A4, 4.75%, 6/10/2031 6,015,000 6,081,599
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 758,503 768,615
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Credit Acceptance Auto
Loan Trust, Series 2025-
1A, Class A, 5.02%,
3/15/2035(a) 11,265,000 11,384,472
Enterprise Fleet Financing
LLC, Series 2025-1, Class
A3, 4.82%, 2/20/2029(a) 1,075,000 1,090,734
Exeter Automobile
Receivables Trust
Series 2024-3A, Class A3,
5.65%, 12/15/2027 500,000 501,035
Series 2025-2A, Class A3,
4.74%, 1/16/2029 7,590,000 7,607,675
Series 2025-1A, Class C,
5.09%, 5/15/2031 8,147,000 8,230,304
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A3, 4.69%,
4/15/2030 1,250,000 1,255,159
Ford Credit Auto Lease Trust
Series 2024-B, Class A3,
4.99%, 12/15/2027 1,070,000 1,077,651
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,355,000 1,365,712
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(b) 2,482,000 2,529,490
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 1,000,000 1,002,231
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 1,840,000 1,860,615
GLS Auto Select Receivables
Trust
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 1,423,086 1,426,260
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 2,165,000 2,165,001
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 2,400,000 2,419,146
Series 2025-1, Class A3,
4.66%, 2/21/2028 1,825,000 1,837,166
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 3,538,947 3,546,148
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 594,018 599,598
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 2,110,000 2,123,508
LAD Auto Receivables Trust,
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 2,930,000 2,949,189

NVIT Loomis Core Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 29
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 935,000 945,803
Octane Receivables Trust,
Series 2024-3A, Class A2,
4.94%, 5/20/2030(a) 766,814 768,966
Santander Drive Auto
Receivables Trust
Series 2024-5, Class A3,
4.62%, 11/15/2028 1,500,000 1,501,353
Series 2025-1, Class A3,
4.74%, 1/16/2029 3,910,000 3,925,042
Series 2024-3, Class A3,
5.63%, 1/16/2029 3,800,000 3,818,904
Series 2025-2, Class A3,
4.67%, 8/15/2029 10,805,000 10,884,125
Series 2025-1, Class C,
5.04%, 3/17/2031 3,081,000 3,115,716
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 2,200,000 2,218,261
SFS Auto Receivables
Securitization Trust
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 910,000 919,539
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 5,965,000 6,008,806
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 870,000 877,002
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 1,280,000 1,287,302
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 3,000,000 3,010,740
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 2,675,000 2,686,971
Series 2025-1A, Class C,
5.14%, 10/15/2030(a) 1,769,000 1,792,892
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 3,924,245 3,946,070
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 2,424,000 2,433,325
World Omni Select Auto Trust
Series 2024-A, Class A2A,
5.37%, 2/15/2028 495,300 496,421
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,250,000 1,256,545
142,816,187
Credit Card 0 .7%
American Express Credit
Account Master Trust,
Series 2022-3, Class A,
3.75%, 8/15/2027 3,500,000 3,496,533
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 2,912,000 2,924,455
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 4,000,000 4,003,889
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,598,234
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 4,000,000 3,996,345
23,019,456
Equipment Loans & Leases 0 .3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 176,293 176,655
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 580,814 585,495
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 2,943,618 2,961,637
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 522,322 524,674
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 1,250,000 1,274,714
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 418,400 427,546
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 2,550,000 2,556,819
SCF Equipment Trust LLC,
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 1,980,000 2,019,754
10,527,294
Other 4 .8%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.80%,
7/20/2037(a)(c) 8,500,000 8,524,531
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 6,660,000 6,682,153
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
5.57%, 4/21/2035(a)(c) 8,660,000 8,663,724
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 12,135,000 12,088,552
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.69%, 7/18/2037(a)(c) 14,900,000 14,969,091

30 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class
DRR, 7.23%, 1/17/2038(a)
(c) 3,269,319 3,269,156
Cerberus Loan Funding
XXXIX LP, Series 2022-
3A, Class AR, 5.66%,
1/15/2033(a)(c) 2,243,467 2,246,891
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 6.04%,
4/15/2034(a)(c) 5,600,000 5,600,386
Compass Datacenters Issuer
III LLC, Series 2025-
1A, Class A2, 5.66%,
2/25/2050(a) 1,300,000 1,313,113
CVS Pass-Through Trust
6.04%, 12/10/2028 2,286,305 2,318,565
6.94%, 1/10/2030 4,961,766 5,121,616
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 2,170,000 2,211,829
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,039,490 3,888,885
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 2,090,000 2,123,029
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 1,032,365 1,041,025
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 245,000 243,079
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 460,071 469,534
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.77%, 4/20/2037(a)(c) 8,500,000 8,526,002
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.78%, 8/15/2037(a)(c) 8,750,000 8,762,793
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
5.54%, 4/14/2035(a)(c) 12,721,428 12,736,656
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,842,734
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,535,001
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 1,073,733 1,076,353
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Regional Management
Issuance Trust
Series 2024-2, Class A,
5.11%, 12/15/2033(a) 1,865,000 1,875,204
Series 2024-1, Class A,
5.83%, 7/15/2036(a) 929,000 949,878
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,729,398
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 2,260,000 2,263,543
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 2,281,518 2,131,678
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,516,667 2,346,764
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 3,630,438 3,682,271
Trestles CLO IV Ltd., Series
2021-4A, Class A, 5.70%,
7/21/2034(a)(c) 1,450,000 1,450,493
Tricon American Homes Trust,
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,504,064 7,403,405
Wellington Management CLO
3 Ltd.
Series 2024-3A, Class A1,
5.63%, 7/18/2037(a)(c) 1,350,000 1,353,735
Series 2024-3A, Class B,
5.92%, 7/18/2037(a)(c) 500,000 501,188
Wise CLO Ltd., Series
2024-2A, Class A, 5.72%,
7/15/2037(a)(c) 8,500,000 8,515,827
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 7,765,000 8,010,116
165,468,198
Student Loan 0 .2%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 3,931,634 3,517,676
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 4,003,512 3,616,015
7,133,691
Total Asset-Backed Securities
(cost $365,543,149)
364,966,046
Collateralized Mortgage Obligations 0 .2%
FNMA REMICS, Series
2007-6, Class PA, 5.50%,
2/25/2037 24,126 24,381
GNMA REMICS, Series
2023-19, Class WB, 5.65%,
11/20/2051(c) 1,871,078 1,934,564

NVIT Loomis Core Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 31
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(b) 4,393,000 4,440,075
Verus Securitization Trust,
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(c) 2,323,455 2,038,525
Total Collateralized Mortgage Obligations
(cost $8,644,333)
8,437,545
Commercial Mortgage-Backed Securities 1 .3%
ALA Trust, Series 2025-
OANA, Class A, 6.04%,
6/15/2040(a)(c) 1,845,000 1,854,804
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(c) 1,400,000 1,375,320
BANK5, Series 2024-
5YR11, Class A3, 5.89%,
11/15/2057 14,000,000 14,666,282
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 2,600,000 2,737,285
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(c) 2,405,000 2,532,880
BMO Mortgage Trust, Series
2024-5C6, Class A3, 5.32%,
9/15/2057 10,888,000 11,145,749
BX Trust, Series 2024-
VLT4, Class A, 5.80%,
7/15/2029(a)(c) 275,000 274,914
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,459,623
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 2,010,000 1,854,225
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(c) 125,000 107,500
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.91%,
1/15/2042(a)(c) 1,960,000 1,950,200
NY Commercial Mortgage
Trust, Series 2025-
299P, Class A, 5.85%,
2/10/2047(a)(c) 739,000 767,897
Total Commercial Mortgage-Backed
Securities
(cost $43,774,399) 43,726,679
Corporate Bonds 42 .8%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .6%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,535,095
3.25%, 2/1/2035 3,500,000 2,947,815
3.55%, 3/1/2038 1,060,000 850,434
5.81%, 5/1/2050 3,910,000 3,749,693
6.86%, 5/1/2054 2,292,000 2,509,089
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,199,367
Northrop Grumman Corp. ,
4.65%, 7/15/2030(d) 2,235,000 2,254,590
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 3,620,000 3,715,315
21,761,398
Automobiles 1 .4%
General Motors Co. ,
5.63%, 4/15/2030(d) 6,590,000 6,735,652
Honda Motor Co. Ltd. ,
4.69%, 7/8/2030 12,025,000 12,045,683
Hyundai Capital America ,
1.80%, 1/10/2028(a) 672,000 626,285
5.15%, 3/27/2030(a) 8,520,000 8,622,333
5.40%, 6/23/2032(a) 2,875,000 2,911,821
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a) 12,445,000 12,490,755
Stellantis Finance US, Inc. ,
6.45%, 3/18/2035(a)(d) 4,010,000 4,029,575
47,462,104
Banks 9 .6%
Bank of America Corp. ,
4.45%, 3/3/2026 4,155,000 4,150,583
Series L, 4.18%,
11/25/2027(d) 4,000,000 3,983,853
(CME Term SOFR 3
Month + 1.77%), 3.71%,
4/24/2028(d)(e) 3,125,000 3,087,895
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d)(e) 2,340,000 2,303,282
(SOFR + 2.15%), 2.59%,
4/29/2031(d)(e) 4,605,000 4,209,894
(SOFR + 1.22%), 2.30%,
7/21/2032(e) 5,145,000 4,483,475
(SOFR + 1.21%), 2.57%,
10/20/2032(e) 1,150,000 1,013,565
(SOFR + 1.91%), 5.29%,
4/25/2034(e) 10,000,000 10,200,337
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d)(e) 1,855,000 1,885,037
Barclays plc ,
(SOFR + 2.21%), 5.83%,
5/9/2027(e) 8,000,000 8,081,454
(SOFR + 1.23%), 5.37%,
2/25/2031(e) 2,305,000 2,354,527
BNP Paribas SA ,
4.38%, 9/28/2025(a) 5,000,000 4,990,103
4.38%, 5/12/2026(a) 8,500,000 8,480,625

32 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
CaixaBank SA ,
(SOFR + 1.36%), 0.00%,
7/3/2031(a)(e) 4,995,000 5,014,661
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 8,935,000 9,031,113
Citibank NA ,
4.91%, 5/29/2030 6,200,000 6,319,033
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(e) 12,360,000 12,392,762
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d)(e) 1,336,000 1,383,751
(SOFR + 1.26%), 5.25%,
3/5/2031(e) 1,905,000 1,930,518
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028(d) 7,145,000 7,215,680
3.78%, 3/14/2032(a)(d) 1,250,000 1,156,747
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.99%, 5/27/2031(a)(d)(e) 12,165,000 12,334,886
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(d)(e) 4,250,000 4,319,116
(SOFR + 1.46%), 5.22%,
5/27/2031(a)(d)(e) 6,840,000 6,967,549
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(e) 4,106,000 4,260,099
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.02%, 3/4/2031(a)(e) 3,335,000 3,372,796
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(e) 1,390,000 1,400,177
HSBC Holdings plc ,
(SOFR + 1.57%), 5.24%,
5/13/2031(d)(e) 6,520,000 6,638,581
(SOFR + 1.56%), 5.45%,
3/3/2036(e) 3,415,000 3,433,824
HSBC USA, Inc. ,
4.65%, 6/3/2028 3,115,000 3,139,570
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(d)(e) 2,627,000 2,691,616
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 2,079,679
ING Groep NV ,
(SOFR + 1.01%), 4.86%,
3/25/2029(e) 1,770,000 1,788,008
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
(SOFR + 2.58%), 5.72%,
9/14/2033(d)(e) 5,240,000 5,461,639
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(e) 2,385,000 1,671,702
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
4.82%, 6/13/2029(e) 5,645,000 5,695,873
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(d)(e) 3,540,000 3,598,641
(SOFR + 1.61%), 5.39%,
1/16/2036(d)(e) 2,945,000 2,934,771
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.82%),
5.10%, 5/13/2031(d)(e) 2,990,000 3,045,359
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(e) 8,545,000 8,543,919
National Australia Bank Ltd. ,
4.53%, 6/13/2030(d) 8,435,000 8,528,341
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
5.11%, 5/23/2031(e) 8,755,000 8,898,268
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 6,360,000 6,431,054
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(e) 2,671,000 2,745,771
Royal Bank of Canada ,
(SOFR + 1.03%), 5.15%,
2/4/2031(d)(e) 6,405,000 6,536,698
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d)(e) 1,280,000 1,334,624
(SOFR + 1.88%), 5.74%,
3/20/2031(d)(e) 3,390,000 3,480,003
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.52%), 5.69%,
4/15/2031(e) 3,040,000 3,135,532
Societe Generale SA ,
(SOFR + 1.65%), 5.51%,
5/22/2031(a)(d)(e) 10,995,000 11,212,740

NVIT Loomis Core Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.35%),
5.24%, 5/13/2031(a)(e) 8,110,000 8,229,075
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.19%), 0.00%,
7/8/2031(e) 8,120,000 8,120,000
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a) 6,340,000 6,394,103
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028(d) 17,250,000 17,377,073
5.30%, 1/30/2032 1,500,000 1,539,461
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d)(e) 123,000 133,048
(SOFR + 1.31%), 5.07%,
5/20/2031(e) 7,585,000 7,700,287
US Bancorp ,
(SOFR + 1.30%), 5.08%,
5/15/2031(d)(e) 5,855,000 5,972,343
Wells Fargo & Co. ,
3.00%, 4/22/2026 5,000,000 4,944,853
(SOFR + 1.51%), 3.53%,
3/24/2028(e) 3,183,000 3,138,833
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 3,500,000 3,576,004
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 3,000,000 2,739,750
(SOFR + 2.02%), 5.39%,
4/24/2034(e) 5,665,000 5,796,695
(SOFR + 1.74%), 5.60%,
4/23/2036(d)(e) 3,900,000 4,025,656
Westpac Banking Corp. ,
4.35%, 7/1/2030 12,075,000 12,099,850
331,136,762
Beverages 0 .3%
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 825,000 725,975
Bacardi-Martini BV ,
5.55%, 2/1/2030(a)(d) 5,225,000 5,362,059
Constellation Brands, Inc. ,
3.15%, 8/1/2029(d) 2,677,000 2,543,035
2.25%, 8/1/2031(d) 2,625,000 2,274,045
10,905,114
Biotechnology 0 .4%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,655,578
5.25%, 3/2/2030 1,019,000 1,049,959
Biogen, Inc. ,
6.45%, 5/15/2055(d) 5,090,000 5,241,755
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,830,612
14,777,904
Broadline Retail 0 .1%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 3,490,000 3,428,001
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 1,017,966
2.72%, 2/15/2030(d) 3,515,000 3,266,547
4,284,513
Capital Markets 3 .3%
Antares Holdings LP ,
6.35%, 10/23/2029(a) 1,885,000 1,904,363
Apollo Debt Solutions BDC ,
6.55%, 3/15/2032(a)(d) 1,895,000 1,935,540
Ares Capital Corp. ,
5.80%, 3/8/2032(d) 1,850,000 1,842,259
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 1,125,000 1,112,093
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(d)(e) 7,720,000 7,829,064
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.89%), 4.94%,
2/11/2031(d)(e) 4,615,000 4,712,693
BGC Group, Inc. ,
6.15%, 4/2/2030(a) 1,835,000 1,860,514
Blackstone Secured Lending
Fund ,
5.35%, 4/13/2028 1,825,000 1,837,959
5.30%, 6/30/2030(d) 1,590,000 1,575,444
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 2,575,000 2,649,540
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a)(d) 1,610,000 1,629,128
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(e) 7,520,000 7,637,466
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.82%), 1.54%,
9/10/2027(e) 750,000 724,131
(SOFR + 1.58%), 5.22%,
4/23/2031(e) 3,365,000 3,449,702
(SOFR + 1.25%), 2.38%,
7/21/2032(e) 3,947,000 3,447,096
Hercules Capital, Inc. ,
6.00%, 6/16/2030 2,285,000 2,280,316
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 4,590,000 4,602,938
LPL Holdings, Inc. ,
5.15%, 6/15/2030 5,120,000 5,183,482
Marex Group plc ,
5.83%, 5/8/2028 6,085,000 6,163,836
Morgan Stanley ,
3.63%, 1/20/2027 4,000,000 3,965,551
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(e) 2,825,000 2,784,668
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 5,500,000 5,630,312
(SOFR + 1.02%), 1.93%,
4/28/2032(e) 4,630,000 3,958,603

34 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 2,400,000 2,391,084
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030(d) 2,440,000 2,454,225
MSD Investment Corp. ,
6.25%, 5/31/2030(a)(d) 1,615,000 1,597,457
Nasdaq, Inc. ,
5.35%, 6/28/2028(d) 1,231,000 1,267,478
New Mountain Finance Corp. ,
6.88%, 2/1/2029(d) 1,835,000 1,867,818
Nomura Holdings, Inc. ,
4.90%, 7/1/2030 2,950,000 2,960,064
Nuveen LLC ,
5.55%, 1/15/2030(a)(d) 1,000,000 1,041,580
State Street Corp. ,
4.83%, 4/24/2030(d) 3,710,000 3,778,820
UBS Group AG ,
4.13%, 9/24/2025(a) 5,000,000 4,991,686
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 10,058,335
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d)(e) 1,250,000 1,134,704
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(e) 1,359,000 1,478,166
113,738,115
Chemicals 0 .3%
Eastman Chemical Co. ,
5.00%, 8/1/2029 1,525,000 1,546,270
Ecolab, Inc. ,
4.30%, 6/15/2028(d) 1,625,000 1,636,319
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a)(d) 7,891,000 8,177,187
11,359,776
Commercial Services & Supplies 0 .1%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a) 4,355,000 4,393,272
Communications Equipment 0 .1%
Motorola Solutions, Inc. ,
4.85%, 8/15/2030(d) 3,790,000 3,830,834
Consumer Finance 1 .3%
AerCap Ireland Capital DAC ,
5.38%, 12/15/2031 2,230,000 2,279,004
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.95%, 3/10/2055(d)(e) 743,000 772,117
Aircastle Ltd. ,
5.75%, 10/1/2031(a)(d) 1,463,000 1,503,217
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(d)(e) 2,920,000 2,971,985
American Express Co. ,
(SOFR + 1.44%), 5.02%,
4/25/2031(d)(e) 3,625,000 3,701,539
Ford Motor Credit Co. LLC ,
5.80%, 3/5/2027 2,690,000 2,711,222
5.11%, 5/3/2029 585,000 572,007
6.53%, 3/19/2032 1,120,000 1,137,358
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028 3,405,000 3,430,815
5.45%, 7/15/2030 5,540,000 5,617,796
John Deere Capital Corp. ,
Series I, 4.55%, 6/5/2030(d) 9,830,000 9,921,104
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a)(d) 3,625,000 3,665,393
PACCAR Financial Corp. ,
4.55%, 5/8/2030 4,380,000 4,435,269
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d)(e) 1,205,000 1,215,506
Toyota Motor Credit Corp. ,
4.80%, 5/15/2030(d) 2,615,000 2,656,709
46,591,041
Consumer Staples Distribution & Retail 0 .5%
Sysco Corp. ,
5.10%, 9/23/2030(d) 2,510,000 2,571,560
Target Corp. ,
4.35%, 6/15/2028 2,955,000 2,972,761
5.00%, 4/15/2035(d) 7,405,000 7,393,461
Walmart, Inc. ,
4.90%, 4/28/2035(d) 5,825,000 5,899,776
18,837,558
Containers & Packaging 0 .6%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028(a)(d) 5,645,000 5,683,549
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 3,615,000 3,716,908
Sealed Air Corp. ,
1.57%, 10/15/2026(a)(d) 4,545,000 4,349,796
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,286,626
Sonoco Products Co. ,
4.60%, 9/1/2029(d) 4,680,000 4,669,201
20,706,080
Diversified REITs 0 .2%
VICI Properties LP ,
4.75%, 4/1/2028(d) 2,675,000 2,696,880
Vornado Realty LP ,
2.15%, 6/1/2026 3,400,000 3,302,662
5,999,542

NVIT Loomis Core Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0 .4%
AT&T, Inc. ,
4.35%, 3/1/2029(d) 2,955,000 2,961,199
2.25%, 2/1/2032 4,105,000 3,532,965
2.55%, 12/1/2033(d) 8,073,000 6,756,342
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 209,340
Verizon Communications, Inc. ,
2.55%, 3/21/2031 1,712,000 1,535,472
14,995,318
Electric Utilities 3 .1%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 2,458,410 2,249,641
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(d) 9,525,000 9,398,529
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 3,750,000 3,752,962
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 2,315,000 2,346,358
CenterPoint Energy Houston
Electric LLC ,
4.80%, 3/15/2030(d) 2,045,000 2,081,292
Commonwealth Edison Co. ,
4.00%, 3/1/2049(d) 3,230,000 2,517,684
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,695,899
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,516,049
Electricite de France SA ,
5.70%, 5/23/2028(a) 779,000 802,456
Entergy Arkansas LLC ,
5.45%, 6/1/2034 2,700,000 2,780,467
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,830,188
Exelon Corp. ,
4.05%, 4/15/2030(d) 4,977,000 4,896,095
5.63%, 6/15/2035 4,170,000 4,288,107
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 6,825,000 6,677,023
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a) 6,000,000 5,943,871
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 2,309,000 2,319,566
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,996,049
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 3,675,000 3,790,701
3.30%, 6/1/2050 2,345,000 1,576,733
Louisville Gas and Electric
Co. ,
Series LOU, 5.45%,
4/15/2033 2,000,000 2,067,688
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 2,167,801
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NSTAR Electric Co. ,
4.85%, 3/1/2030(d) 1,175,000 1,194,747
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 1,840,000 1,845,543
6.15%, 3/1/2055 5,225,000 4,875,022
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 472,000 462,988
Public Service Co. of
Colorado ,
5.85%, 5/15/2055 4,185,000 4,143,060
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 3,450,000 3,468,220
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,151,799
Southwestern Public Service
Co. ,
5.30%, 5/15/2035 8,270,000 8,312,393
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 1,200,000 1,201,145
3.70%, 1/30/2027(a) 6,000,000 5,921,876
Xcel Energy, Inc. ,
4.75%, 3/21/2028(d) 1,520,000 1,534,756
105,806,708
Electrical Equipment 0 .1%
Eaton Capital ULC ,
4.45%, 5/9/2030 2,305,000 2,315,798
Electronic Equipment, Instruments & Components 0 .2%
Amphenol Corp. ,
4.38%, 6/12/2028 6,655,000 6,701,341
Energy Equipment & Services 0 .1%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,344,789
Entertainment 0 .1%
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032 2,550,000 1,896,563
Financial Services 0 .1%
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,950,401
Food Products 0 .8%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a) 10,896,000 11,633,202
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032(d) 641,000 586,124
6.25%, 3/1/2056(a) 12,040,000 12,079,973
Kraft Heinz Foods Co. ,
5.40%, 3/15/2035(d) 3,015,000 3,054,750
27,354,049
Gas Utilities 0 .1%
Atmos Energy Corp. ,
5.20%, 8/15/2035 3,760,000 3,803,951
Ground Transportation 0 .5%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a) 2,500,000 2,489,747
4.00%, 5/1/2028(a) 6,500,000 6,401,692

36 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Ashtead Capital, Inc.,
4.25%, 11/1/2029(a)(d) 1,730,000 1,694,022
JB Hunt Transport Services,
Inc. ,
4.90%, 3/15/2030(d) 4,920,000 4,992,708
Ryder System, Inc. ,
5.00%, 3/15/2030 1,350,000 1,369,400
16,947,569
Health Care Equipment & Supplies 0 .2%
GE HealthCare Technologies,
Inc. ,
4.80%, 8/14/2029(d) 1,741,000 1,766,518
Zimmer Biomet Holdings, Inc. ,
5.05%, 2/19/2030(d) 4,265,000 4,370,752
6,137,270
Health Care Providers & Services 0 .9%
CVS Health Corp. ,
5.00%, 2/20/2026(d) 8,000,000 8,010,478
3.00%, 8/15/2026(d) 3,045,000 2,996,811
1.75%, 8/21/2030(d) 4,080,000 3,526,482
HCA, Inc. ,
5.38%, 9/1/2026 690,000 693,486
3.13%, 3/15/2027(d) 1,099,000 1,076,054
5.63%, 9/1/2028(d) 145,000 149,286
McKesson Corp. ,
5.25%, 5/30/2035 10,365,000 10,528,984
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030(d) 3,050,000 2,729,344
5.95%, 6/15/2055 2,230,000 2,264,727
31,975,652
Health Care REITs 0 .3%
Healthpeak OP LLC ,
3.25%, 7/15/2026 1,025,000 1,012,700
Omega Healthcare Investors,
Inc. ,
5.25%, 1/15/2026(d) 3,240,000 3,241,599
5.20%, 7/1/2030(d) 6,255,000 6,290,107
10,544,406
Hotel & Resort REITs 0 .3%
Host Hotels & Resorts LP ,
5.70%, 6/15/2032 9,105,000 9,234,450
Hotels, Restaurants & Leisure 0 .4%
Hyatt Hotels Corp. ,
5.75%, 3/30/2032(d) 2,390,000 2,453,614
International Game
Technology plc ,
5.25%, 1/15/2029(a)(d) 4,145,000 4,107,836
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 6,405,000 6,533,326
13,094,776
Household Durables 0 .2%
Lennar Corp. ,
5.20%, 7/30/2030(d) 4,585,000 4,671,226
Toll Brothers Finance Corp. ,
5.60%, 6/15/2035 3,860,000 3,890,754
8,561,980
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0 .3%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(d) 1,770,000 1,892,815
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033(d) 4,027,000 4,258,183
PSEG Power LLC ,
5.20%, 5/15/2030(a) 4,150,000 4,234,843
10,385,841
Industrial Conglomerates 0 .3%
3M Co. ,
4.80%, 3/15/2030 5,235,000 5,322,006
Siemens Funding BV ,
4.60%, 5/28/2030(a) 4,205,000 4,247,025
9,569,031
Industrial REITs 0 .3%
LXP Industrial Trust ,
6.75%, 11/15/2028(d) 7,600,000 8,045,206
2.38%, 10/1/2031 471,000 397,714
Rexford Industrial Realty LP ,
2.15%, 9/1/2031(d) 3,445,000 2,952,926
11,395,846
Insurance 3 .9%
American International Group,
Inc. ,
4.85%, 5/7/2030(d) 2,300,000 2,336,611
American National Global
Funding ,
5.55%, 1/28/2030(a) 2,810,000 2,869,683
5.25%, 6/3/2030(a) 5,725,000 5,753,615
American National Group,
Inc. ,
6.00%, 7/15/2035(d) 9,180,000 9,234,063
Athene Global Funding ,
4.83%, 5/9/2028(a) 10,815,000 10,875,731
5.38%, 1/7/2030(a)(d) 1,130,000 1,155,441
Belrose Funding Trust II ,
6.79%, 5/15/2055(a) 5,140,000 5,254,059
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a)(d) 4,150,000 4,254,692
Corebridge Global Funding ,
4.85%, 6/6/2030(a) 8,620,000 8,693,292
Equitable America Global
Funding ,
4.95%, 6/9/2030(a) 6,570,000 6,641,584
Fairfax Financial Holdings
Ltd. ,
6.50%, 5/20/2055(a) 4,995,000 5,110,147
Fortitude Group Holdings LLC ,
6.25%, 4/1/2030(a) 2,040,000 2,098,772
GA Global Funding Trust ,
5.50%, 4/1/2032(a)(d) 5,505,000 5,595,527
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 6,900,000 6,943,145
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 4,860,000 4,890,086

NVIT Loomis Core Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MassMutual Global Funding II ,
4.95%, 1/10/2030(a) 4,628,000 4,725,611
4.55%, 5/7/2030(a) 5,842,000 5,883,707
1.55%, 10/9/2030(a) 2,000,000 1,723,113
Mutual of Omaha Cos. Global
Funding ,
5.00%, 4/1/2030(a) 4,680,000 4,768,611
NLG Global Funding ,
5.40%, 1/23/2030(a)(d) 3,635,000 3,741,388
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 4,620,000 4,690,438
Pine Street Trust III ,
6.22%, 5/15/2054(a) 2,995,000 2,956,683
Pricoa Global Funding I ,
4.70%, 5/28/2030(a) 5,255,000 5,313,450
Protective Life Global
Funding ,
4.80%, 6/5/2030(a)(d) 5,235,000 5,300,414
RGA Global Funding ,
5.25%, 1/9/2030(a)(d) 1,500,000 1,539,014
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a) 7,675,000 7,759,256
Sammons Financial Group,
Inc. ,
6.88%, 4/15/2034(a)(d) 3,825,000 4,095,358
Western-Southern Global
Funding ,
4.90%, 5/1/2030(a)(d) 1,690,000 1,705,898
135,909,389
IT Services 0 .3%
CGI, Inc. ,
4.95%, 3/14/2030(a) 7,805,000 7,882,589
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 1,021,443
8,904,032
Machinery 0 .8%
Caterpillar, Inc. ,
5.20%, 5/15/2035(d) 5,450,000 5,555,460
CNH Industrial Capital LLC ,
4.75%, 3/21/2028 3,065,000 3,087,921
Cummins, Inc. ,
5.30%, 5/9/2035(d) 8,840,000 8,976,430
Daimler Truck Finance North
America LLC ,
5.63%, 1/13/2035(a)(d) 4,960,000 5,047,894
Weir Group, Inc. ,
5.35%, 5/6/2030(a) 3,935,000 3,990,090
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030(d) 2,070,000 2,099,206
28,757,001
Media 0 .4%
Charter Communications
Operating LLC ,
4.80%, 3/1/2050(d) 1,720,000 1,376,118
3.70%, 4/1/2051 3,165,000 2,108,239
Comcast Corp. ,
3.30%, 2/1/2027(d) 2,740,000 2,701,456
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
2.65%, 2/1/2030(d) 3,905,000 3,627,505
2.94%, 11/1/2056 3,432,000 2,015,103
Paramount Global ,
5.85%, 9/1/2043 3,570,000 3,107,036
14,935,457
Metals & Mining 0 .2%
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 417,821
5.19%, 4/1/2030(a) 3,050,000 3,109,604
Vale Overseas Ltd. ,
6.40%, 6/28/2054(d) 2,790,000 2,741,925
6,269,350
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Ladder Capital Finance
Holdings LLLP ,
5.50%, 8/1/2030 2,675,000 2,692,249
Multi-Utilities 1 .1%
Ameren Corp. ,
5.38%, 3/15/2035 2,580,000 2,596,110
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,265,675
Dominion Energy, Inc. ,
4.60%, 5/15/2028 5,135,000 5,168,830
5.45%, 3/15/2035 6,790,000 6,847,669
DTE Energy Co. ,
4.95%, 7/1/2027(d) 2,513,000 2,541,771
NiSource, Inc. ,
5.25%, 3/30/2028(d) 485,000 496,508
5.85%, 4/1/2055 12,035,000 11,908,716
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(d) 2,825,000 2,813,377
3.25%, 6/15/2026(d) 1,250,000 1,236,117
Series 20-A, 1.75%,
1/15/2031(d) 3,120,000 2,681,675
37,556,448
Office REITs 0 .2%
Cousins Properties LP ,
5.25%, 7/15/2030(d) 5,335,000 5,435,807
Oil, Gas & Consumable Fuels 3 .1%
Aker BP ASA ,
6.00%, 6/13/2033(a)(d) 1,000,000 1,030,966
APA Corp. ,
6.75%, 2/15/2055(a)(d) 2,770,000 2,616,575
Boardwalk Pipelines LP ,
5.95%, 6/1/2026 1,237,000 1,247,306
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(d) 795,000 786,490
3.25%, 1/31/2032 630,000 564,755
Chevron USA, Inc. ,
4.69%, 4/15/2030(d) 5,285,000 5,390,425
DT Midstream, Inc. ,
4.13%, 6/15/2029(a)(d) 675,000 651,932
4.30%, 4/15/2032(a) 3,995,000 3,737,934
Enbridge, Inc. ,
4.90%, 6/20/2030(d) 2,720,000 2,747,238

38 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(e) 4,136,000 4,297,254
Energy Transfer LP ,
4.75%, 1/15/2026(d) 3,500,000 3,499,962
Enterprise Products Operating
LLC ,
4.60%, 1/15/2031(d) 8,055,000 8,116,277
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(d)(e) 2,500,000 2,473,542
EOG Resources, Inc. ,
5.00%, 7/15/2032 7,130,000 7,216,714
Kinder Morgan, Inc. ,
5.15%, 6/1/2030(d) 2,805,000 2,863,960
Marathon Petroleum Corp. ,
5.15%, 3/1/2030(d) 3,265,000 3,326,914
MPLX LP ,
1.75%, 3/1/2026 3,343,000 3,278,425
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,810,604
Occidental Petroleum Corp. ,
6.45%, 9/15/2036 2,165,000 2,215,060
ONEOK, Inc. ,
5.85%, 1/15/2026 1,620,000 1,628,264
3.25%, 6/1/2030 2,270,000 2,126,200
5.80%, 11/1/2030 1,209,000 1,265,575
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,372,187
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 4,170,198
Raizen Fuels Finance SA ,
6.25%, 7/8/2032(a) 5,310,000 5,270,175
6.95%, 3/5/2054(a) 525,000 487,057
Saudi Arabian Oil Co. ,
6.38%, 6/2/2055(a)(d) 6,935,000 6,932,407
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029(a)(d) 1,876,000 1,882,052
Targa Resources Corp. ,
6.13%, 5/15/2055 3,685,000 3,604,896
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,501,055
5.50%, 3/1/2030 5,893,000 5,980,677
4.88%, 2/1/2031 1,266,000 1,255,845
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 320,764
Var Energi ASA ,
5.00%, 5/18/2027(a) 3,815,623 3,839,644
7.50%, 1/15/2028(a) 1,000,000 1,058,459
Williams Cos., Inc. (The) ,
4.63%, 6/30/2030 3,115,000 3,117,156
107,684,944
Passenger Airlines 0 .2%
Air Canada ,
3.88%, 8/15/2026(a)(d) 2,510,000 2,484,646
Delta Air Lines, Inc. ,
5.25%, 7/10/2030(d) 2,465,000 2,480,823
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 817,000 811,599
4.63%, 4/15/2029(a) 3,032,000 2,943,057
8,720,125
Pharmaceuticals 0 .3%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 1,335,000 1,401,845
Eli Lilly & Co. ,
4.75%, 2/12/2030 1,785,000 1,830,118
GlaxoSmithKline Capital, Inc. ,
4.50%, 4/15/2030(d) 6,960,000 7,015,358
10,247,321
Professional Services 0 .2%
Automatic Data Processing,
Inc. ,
4.75%, 5/8/2032(d) 6,235,000 6,324,554
Real Estate Management & Development 0 .1%
CBRE Services, Inc. ,
5.50%, 6/15/2035(d) 2,470,000 2,485,801
Residential REITs 0 .2%
AvalonBay Communities, Inc. ,
5.00%, 8/1/2035 6,145,000 6,111,189
Retail REITs 0 .2%
Kite Realty Group LP ,
4.00%, 10/1/2026 1,256,000 1,244,924
4.95%, 12/15/2031(d) 2,150,000 2,157,507
5.20%, 8/15/2032(d) 2,625,000 2,647,871
Kite Realty Group Trust ,
4.75%, 9/15/2030 2,124,000 2,120,140
8,170,442
Semiconductors & Semiconductor Equipment 1 .4%
Analog Devices, Inc. ,
4.25%, 6/15/2028(d) 9,230,000 9,272,597
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 2,000,000 1,813,857
3.19%, 11/15/2036(a)(d) 4,550,000 3,771,907
Intel Corp. ,
5.20%, 2/10/2033(d) 588,000 592,970
Microchip Technology, Inc. ,
5.05%, 2/15/2030 2,025,000 2,054,205
Micron Technology, Inc. ,
2.70%, 4/15/2032(d) 1,124,000 977,753
5.80%, 1/15/2035(d) 7,363,000 7,614,415
QUALCOMM, Inc. ,
5.00%, 5/20/2035 10,390,000 10,461,962
Texas Instruments, Inc. ,
5.10%, 5/23/2035 10,515,000 10,712,776
47,272,442
Software 0 .2%
Microsoft Corp. ,
3.45%, 8/8/2036 5,000,000 4,490,500
Oracle Corp. ,
2.95%, 4/1/2030(d) 1,000,000 933,847
VMware LLC ,
2.20%, 8/15/2031 2,540,000 2,204,563
7,628,910

NVIT Loomis Core Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs 0 .7%
Crown Castle, Inc. ,
4.45%, 2/15/2026 430,000 429,470
3.70%, 6/15/2026 3,870,000 3,836,493
2.10%, 4/1/2031 1,655,000 1,419,933
CubeSmart LP ,
4.00%, 11/15/2025 874,000 871,487
3.13%, 9/1/2026 3,125,000 3,073,687
EPR Properties ,
4.75%, 12/15/2026 3,408,000 3,402,443
4.50%, 6/1/2027 385,000 383,030
4.95%, 4/15/2028(d) 340,000 339,339
3.75%, 8/15/2029(d) 140,000 133,303
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,252,896
2.35%, 3/15/2032 1,535,000 1,302,378
Public Storage Operating Co. ,
4.38%, 7/1/2030 6,750,000 6,733,779
23,178,238
Specialty Retail 0 .1%
AutoZone, Inc. ,
4.75%, 8/1/2032 55,000 54,686
Home Depot, Inc. (The) ,
2.88%, 4/15/2027 3,200,000 3,137,415
3,192,101
Technology Hardware, Storage & Peripherals 0 .1%
Dell International LLC ,
6.02%, 6/15/2026(d) 670,000 676,333
5.00%, 4/1/2030(d) 2,440,000 2,479,039
3,155,372
Textiles, Apparel & Luxury Goods 0 .4%
PVH Corp. ,
5.50%, 6/13/2030 9,570,000 9,638,510
Ralph Lauren Corp. ,
5.00%, 6/15/2032(d) 4,585,000 4,653,244
14,291,754
Tobacco 0 .5%
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 4,044,614
BAT International Finance plc ,
1.67%, 3/25/2026 3,036,000 2,973,033
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a) 5,970,000 5,969,286
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 1,816,000 1,906,866
2.10%, 5/1/2030(d) 3,803,000 3,425,937
18,319,736
Trading Companies & Distributors 0 .1%
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 3,765,000 3,800,558
Wireless Telecommunication Services 0 .4%
SoftBank Corp. ,
4.70%, 7/9/2030(a) 5,640,000 5,647,670
Sprint LLC ,
7.63%, 3/1/2026 315,000 318,022
T-Mobile USA, Inc. ,
2.40%, 3/15/2029(d) 2,561,000 2,384,611
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
2.88%, 2/15/2031(d) 550,000 500,484
4.38%, 4/15/2040(d) 2,975,000 2,636,112
3.30%, 2/15/2051 2,660,000 1,765,533
13,252,432
Total Corporate Bonds
(cost $1,486,599,739)
1,481,523,405
Foreign Government Security 0 .2%
MEXICO 0 .2%
United Mexican States ,
5.85%, 7/2/2032 7,110,000 7,195,320
Total Foreign Government Security
(cost $7,106,374)
7,195,320
Mortgage-Backed Securities 25 .1%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 350,442 329,340
Pool# Q08997
3.50%, 6/1/2042 195,163 183,533
Pool# Q19480
4.00%, 6/1/2043 684,678 654,116
Pool# V80509
4.00%, 10/1/2043 91,320 88,025
Pool# Q29697
3.50%, 11/1/2044 243,016 227,069
Pool# G07961
3.50%, 3/1/2045 202,839 189,109
Pool# V82196
4.50%, 1/1/2046 82,886 81,059
Pool# G61281
3.50%, 1/1/2048 569,495 523,092
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 7,085,192 6,515,475
Pool# SB0861
2.50%, 2/1/2037 4,710,245 4,408,837
Pool# SB8260
5.00%, 10/1/2038 3,554,835 3,580,793
Pool# SD8018
4.00%, 10/1/2049 1,496,589 1,410,879
Pool# QA7325
3.00%, 2/1/2050 957,117 838,439
Pool# QA6750
3.00%, 2/1/2050 91,087 80,060
Pool# QA8311
3.00%, 3/1/2050 799,680 708,183
Pool# RA2650
3.00%, 5/1/2050 800,008 704,213
Pool# SD8084
3.00%, 8/1/2050 6,717,283 5,877,905
Pool# SD7535
2.50%, 2/1/2051 18,968,581 16,019,358
Pool# QB9401
2.00%, 3/1/2051 1,830,657 1,468,103

40 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QC2992
2.50%, 6/1/2051 17,064,308 14,235,305
Pool# SD1372
2.50%, 9/1/2051 17,934,631 14,962,064
Pool# RA5910
3.50%, 9/1/2051 6,277,456 5,691,194
Pool# SD8178
2.50%, 11/1/2051 6,139,165 5,112,258
Pool# SD8181
1.50%, 12/1/2051 6,665,701 5,013,662
Pool# RA6433
2.50%, 12/1/2051 8,908,653 7,390,790
Pool# SD8199
2.00%, 3/1/2052 54,513,492 43,265,787
Pool# SD3771
2.50%, 3/1/2052 12,302,871 10,291,922
Pool# SD8200
2.50%, 3/1/2052 12,069,656 10,035,191
Pool# SD1607
2.50%, 3/1/2052 9,591,946 8,121,021
Pool# QE0799
2.50%, 4/1/2052 8,198,544 6,801,430
Pool# SD1011
2.50%, 4/1/2052 7,154,080 5,959,363
Pool# SD8213
3.00%, 5/1/2052 4,151,859 3,598,826
Pool# SD5351
3.00%, 6/1/2052 11,022,051 9,736,943
Pool# SD1042
3.00%, 6/1/2052 3,919,484 3,447,260
Pool# SD5726
3.00%, 7/1/2052 7,949,366 6,943,598
Pool# SD1440
3.50%, 7/1/2052 5,475,177 4,950,837
Pool# SD2254
3.50%, 7/1/2052 1,480,019 1,341,516
Pool# QE6924
4.00%, 8/1/2052 6,994,202 6,506,108
Pool# SD8244
4.00%, 9/1/2052 2,253,692 2,099,913
Pool# SD1716
5.00%, 9/1/2052 7,359,470 7,302,562
Pool# SD1686
5.50%, 9/1/2052 7,204,072 7,261,813
Pool# SD8255
3.50%, 10/1/2052 3,668,978 3,308,821
Pool# SD1853
5.50%, 11/1/2052 3,370,302 3,424,138
Pool# SD8288
5.00%, 1/1/2053 26,590,099 26,184,830
Pool# SD8302
6.50%, 2/1/2053 1,532,915 1,589,272
Pool# SD8309
6.00%, 3/1/2053 1,310,640 1,333,510
Pool# SD2921
4.50%, 5/1/2053 13,428,403 12,917,244
Pool# SD8338
4.00%, 6/1/2053 4,410,226 4,103,362
Pool# SD4084
5.50%, 10/1/2053 7,697,082 7,778,030
Pool# SD6706
4.50%, 1/1/2054 18,195,134 17,430,209
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RJ1975
6.00%, 7/1/2054 2,727,533 2,777,424
Pool# RJ2655
5.00%, 10/1/2054 6,564,882 6,464,090
Pool# SD6767
6.00%, 10/1/2054 15,933,171 16,206,879
Pool# SL0046
6.00%, 1/1/2055 9,017,833 9,209,521
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,188,113 2,181,397
Pool# 468516
5.17%, 6/1/2028 752,681 760,574
Pool# 468127
5.70%, 5/1/2041 1,025,997 1,071,463
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 6,991,204 6,417,207
Pool# CA9439
2.50%, 3/1/2036 14,072,639 13,235,356
Pool# CB3424
3.00%, 5/1/2037 6,155,196 5,921,518
Pool# FS4267
4.50%, 3/1/2038 2,040,991 2,036,124
Pool# AH9471
4.50%, 4/1/2041 187,347 186,921
Pool# AH4038
4.50%, 4/1/2041 154,919 154,089
Pool# AI3506
4.50%, 6/1/2041 7,787 7,743
Pool# FS3014
5.00%, 10/1/2042 10,858,970 10,913,960
Pool# AL2866
3.50%, 11/1/2042 4,287,326 4,023,270
Pool# AQ9328
3.50%, 1/1/2043 72,363 67,898
Pool# AB9046
3.50%, 4/1/2043 423,407 397,022
Pool# AT2021
3.50%, 4/1/2043 294,469 276,271
Pool# AR9398
3.50%, 6/1/2043 691,419 635,472
Pool# AB9864
3.50%, 7/1/2043 151,458 141,988
Pool# AS0212
3.50%, 8/1/2043 653,040 611,798
Pool# AS0210
3.50%, 8/1/2043 414,487 388,527
Pool# AU3742
3.50%, 8/1/2043 228,720 214,466
Pool# AU6857
4.00%, 9/1/2043 234,333 225,265
Pool# AU4386
4.00%, 10/1/2043 66,556 64,089
Pool# AS1559
4.00%, 1/1/2044 437,172 420,831
Pool# AW2478
4.50%, 6/1/2044 80,919 79,070
Pool# AL6432
4.00%, 1/1/2045 437,531 415,994
Pool# AS5175
3.50%, 6/1/2045 401,632 373,438

NVIT Loomis Core Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6464
3.50%, 1/1/2046 376,555 348,717
Pool# BC0180
4.00%, 1/1/2046 1,992,988 1,889,521
Pool# AS7908
3.00%, 9/1/2046 4,402,863 3,909,138
Pool# AS8483
3.00%, 12/1/2046 1,874,763 1,656,227
Pool# MA2863
3.00%, 1/1/2047 2,974,376 2,637,152
Pool# AS8784
3.00%, 2/1/2047 1,928,631 1,696,432
Pool# BE7557
3.50%, 2/1/2047 3,538,481 3,265,967
Pool# BM2003
4.00%, 10/1/2047 2,817,109 2,668,211
Pool# BJ3716
3.50%, 12/1/2047 1,747,051 1,601,919
Pool# MA3210
3.50%, 12/1/2047 723,301 664,003
Pool# BM3355
3.50%, 2/1/2048 1,152,948 1,059,979
Pool# MA3305
3.50%, 3/1/2048 3,609,307 3,306,166
Pool# CA2208
4.50%, 8/1/2048 786,971 761,793
Pool# CA2469
4.00%, 10/1/2048 753,403 712,176
Pool# MA3745
3.50%, 8/1/2049 3,956,000 3,604,506
Pool# BO8947
3.00%, 1/1/2050 537,567 472,178
Pool# FM4334
3.00%, 4/1/2050 1,179,762 1,036,251
Pool# FS2253
3.50%, 4/1/2050 6,053,989 5,516,231
Pool# CA5689
3.00%, 5/1/2050 1,717,555 1,523,233
Pool# BP9581
2.50%, 8/1/2050 1,098,713 924,180
Pool# FM5316
2.00%, 12/1/2050 1,356,950 1,085,314
Pool# BR4515
2.00%, 2/1/2051 2,037,823 1,628,973
Pool# BR4029
2.00%, 2/1/2051 1,757,315 1,409,532
Pool# BR4051
2.00%, 2/1/2051 1,419,282 1,138,289
Pool# BR2667
2.00%, 2/1/2051 1,246,313 999,661
Pool# FM7151
2.00%, 5/1/2051 774,252 619,191
Pool# FM7189
2.50%, 5/1/2051 2,299,428 1,934,335
Pool# FS3080
3.00%, 5/1/2051 7,833,550 6,943,981
Pool# FM7398
2.50%, 6/1/2051 12,477,640 10,603,304
Pool# FM7738
2.50%, 6/1/2051 1,751,527 1,466,876
Pool# FM8178
2.50%, 7/1/2051 1,297,551 1,081,017
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB1038
2.50%, 7/1/2051 1,080,188 904,838
Pool# FS2041
2.00%, 8/1/2051 7,499,285 5,956,304
Pool# FS3391
2.50%, 8/1/2051 4,994,652 4,210,872
Pool# FP0012
3.00%, 8/1/2051 3,301,551 2,930,733
Pool# FM9563
3.00%, 10/1/2051 11,795,404 10,307,244
Pool# FS5928
2.50%, 1/1/2052 10,096,907 8,419,160
Pool# BU8883
3.00%, 3/1/2052 16,649,683 14,423,719
Pool# FS5448
3.00%, 3/1/2052 11,125,758 9,792,451
Pool# FS2122
3.00%, 3/1/2052 4,753,151 4,129,529
Pool# MA4577
2.00%, 4/1/2052 17,036,146 13,532,996
Pool# FS1380
3.50%, 4/1/2052 6,555,605 5,940,385
Pool# MA4600
3.50%, 5/1/2052 3,647,608 3,290,143
Pool# FS1855
4.00%, 5/1/2052 6,286,417 5,888,873
Pool# FS1804
4.00%, 5/1/2052 6,160,035 5,775,986
Pool# FS6731
3.00%, 6/1/2052 11,193,091 9,884,969
Pool# FS2074
3.00%, 6/1/2052 4,631,745 4,081,208
Pool# FS2513
4.00%, 7/1/2052 5,917,063 5,537,156
Pool# FS2323
4.00%, 7/1/2052 5,042,369 4,718,851
Pool# FS2293
4.50%, 7/1/2052 14,744,113 14,213,909
Pool# FS2257
4.50%, 7/1/2052 2,728,048 2,631,973
Pool# BV8011
3.00%, 8/1/2052 8,439,168 7,314,190
Pool# MA4733
4.50%, 9/1/2052 16,359,275 15,677,753
Pool# FS2790
5.00%, 9/1/2052 10,402,527 10,267,046
Pool# MA4782
3.50%, 10/1/2052 12,928,735 11,659,675
Pool# MA4805
4.50%, 11/1/2052 5,049,912 4,839,900
Pool# MA4839
4.00%, 12/1/2052 4,388,614 4,088,500
Pool# MA4980
6.00%, 4/1/2053 2,937,311 2,995,149
Pool# FS4736
6.50%, 5/1/2053 5,259,519 5,453,757
Pool# DA1019
6.50%, 9/1/2053 384,851 399,373
Pool# FS7835
5.50%, 10/1/2053 9,288,121 9,305,311
Pool# MA5248
6.50%, 1/1/2054 4,999,096 5,163,322

42 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA5273
6.50%, 2/1/2054 3,217,815 3,324,089
Pool# CB8628
6.00%, 6/1/2054 3,906,279 3,998,924
Pool# FS8585
5.50%, 7/1/2054 16,582,253 16,754,583
Pool# FS9717
6.00%, 7/1/2054 5,753,458 5,859,365
Pool# CB8858
6.00%, 7/1/2054 3,415,963 3,486,944
Pool# FS8795
6.00%, 8/1/2054 17,848,682 18,156,905
Pool# FS9406
6.00%, 8/1/2054 4,382,864 4,460,731
Pool# FS9008
5.50%, 9/1/2054 6,545,490 6,585,852
Pool# FS9980
6.00%, 9/1/2054 13,904,423 14,196,898
Pool# FS9012
6.00%, 9/1/2054 885,283 907,240
Pool# CB9361
5.00%, 10/1/2054 13,135,065 12,933,401
Pool# MA5499
6.50%, 10/1/2054 8,263,140 8,553,215
Pool# FA0470
6.00%, 1/1/2055 11,889,744 12,298,436
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 365,707 342,082
Pool# MA0783
3.50%, 2/20/2043 454,665 425,245
Pool# MA2892
3.50%, 6/20/2045 22,438 20,882
Pool# MA3663
3.50%, 5/20/2046 261,617 243,470
Pool# MA3803
3.50%, 7/20/2046 124,051 115,325
Pool# MA4262
3.50%, 2/20/2047 10,532 9,758
Pool# MA4510
3.50%, 6/20/2047 397,893 367,782
Pool# MA4586
3.50%, 7/20/2047 271,064 250,494
Pool# MA4837
3.50%, 11/20/2047 468,994 433,209
Pool# MA4962
3.50%, 1/20/2048 274,590 253,584
Pool# MA6542
3.50%, 3/20/2050 299,015 274,070
Pool# BT6867
3.00%, 5/20/2050 3,092,050 2,724,621
Pool# MA6994
2.00%, 11/20/2050 8,916,798 7,265,234
Pool# MA7590
3.00%, 9/20/2051 9,390,980 8,316,725
Pool# MA7705
2.50%, 11/20/2051 13,219,555 11,236,839
Pool# MA8099
3.50%, 6/20/2052 6,505,517 5,935,243
Pool# MA8349
5.50%, 10/20/2052 7,439,147 7,519,403
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 3,123,480 3,157,178
Pool# MA8430
6.00%, 11/20/2052 3,196,116 3,267,689
Pool# MA8571
6.00%, 1/20/2053 1,413,417 1,435,786
Pool# MA8726
5.50%, 3/20/2053 10,909,425 10,980,848
Pool# MA8727
6.00%, 3/20/2053 2,503,843 2,558,196
Pool# MA8950
6.50%, 6/20/2053 2,434,695 2,507,728
Pool# MA9608
7.00%, 4/20/2054 2,296,939 2,379,509
Pool# MA9852
6.00%, 8/20/2054 5,145,157 5,228,350
Total Mortgage-Backed Securities
(cost $906,397,456)
868,571,593
Municipal Bonds 0 .5%
California 0 .1%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,595,445
District of Columbia 0 .3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 6,000,000 6,939,469
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 8.00%, 10/1/2047 2,000,000 2,425,896
9,365,365
Michigan 0 .1%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,713,387
Total Municipal Bonds
(cost $17,496,311)
15,674,197
U.S. Treasury Obligations 17 .6%
U.S. Treasury Bonds
1.75%, 8/15/2041 12,661,900 8,406,315
2.00%, 11/15/2041 18,000,000 12,379,219
2.38%, 2/15/2042 55,000,000 40,012,500
3.25%, 5/15/2042 11,500,000 9,512,207
3.13%, 2/15/2043 23,000,000 18,496,133
3.88%, 2/15/2043 6,200,000 5,549,969
3.88%, 5/15/2043 18,000,000 16,077,656
4.63%, 5/15/2044 60,877,000 59,699,886
3.00%, 11/15/2044 30,860,000 23,763,405
4.63%, 11/15/2044 54,195,000 53,051,824
4.75%, 2/15/2045 (d) 16,215,000 16,128,858
2.25%, 8/15/2046 7,000,000 4,585,820
1.25%, 5/15/2050 75,000,000 36,023,437
2.25%, 2/15/2052 54,800,000 33,472,953
2.88%, 5/15/2052 6,375,000 4,486,406

NVIT Loomis Core Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 43
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.50%, 11/15/2054 79,420,000 75,684,778
4.63%, 2/15/2055 (d) 13,355,000 13,000,258
4.75%, 5/15/2055 11,255,000 11,191,691
U.S. Treasury Notes
4.13%, 10/31/2031 88,735,000 89,660,479
4.13%, 11/30/2031 14,817,000 14,966,906
4.25%, 5/15/2035 62,540,000 62,637,719
Total U.S. Treasury Obligations
(cost $644,291,230)
608,788,419
Repurchase Agreements 2 .7%
Bank of America NA
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,000,243,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025; total
market value $2,040,001.
(f)(g) 2,000,000 2,000,000
BofA Securities, Inc.
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $8,000,973,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 5.56%, maturing
10/20/2034 - 2/20/2070;
total market value
$8,160,000. (f)(g) 8,000,000 8,000,000
Cantor Fitzgerald & Co.
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,578,501,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$5,689,376. (f)(g) 5,577,819 5,577,819
Cantor Fitzgerald & Co.
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $47,005,744,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$47,940,000. (f)(g) 47,000,000 47,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $7,000,852,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.38% - 4.00%, maturing
1/31/2026 - 6/30/2028;
total market value
$7,140,001. (f)(g) 7,000,000 7,000,000
ING Financial Services LLC
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $20,002,428,
collateralized by U.S.
Government Agency
Securities, ranging from
4.00% - 6.00%, maturing
9/1/2047 - 5/1/2055;
total market value
$20,400,000. (f)(g) 20,000,000 20,000,000
Pershing LLC
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $3,000,367,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $3,060,009. (f)(g) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $92,577,819)
92,577,819
Total Investments
(cost $3,572,430,810) — 101.0%
3,491,461,023
Liabilities in excess of other
assets — (1.0)% (33,494,983)
NET ASSETS — 100.0%
$ 3,457,966,040
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$742,217,206 which represents 21.46% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2025.

44 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
(d) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $229,745,972, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $92,577,819 and by $143,920,449 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/1/2025 - 2/15/2055, a total value of $236,498,268.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2025.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $92,577,819.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

NVIT Loomis Short Term Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 45
Asset-Backed Securities 28 .5%
Principal
Amount ($) Value ($)
Airlines 0 .3%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 951,181 899,480
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 1,192,488 1,216,813
Series 2019-2, Class B,
3.50%, 5/1/2028 76,624 73,683
Volofin Finance Designated
Activity Co., Series 2024-
1A, Class A, 5.94%,
6/15/2037(a) 1,218,344 1,230,361
3,420,337
Automobiles 20 .0%
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 354,998 355,673
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 788,406 789,496
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 2,571,912 2,586,604
Series 2025-2, Class C,
5.11%, 3/12/2031(a) 1,030,000 1,037,371
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 3,125,000 3,154,689
Series 2023-2, Class B,
5.84%, 7/18/2029 5,365,000 5,462,603
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 463,182 465,247
AutoNation Finance Trust,
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 1,525,000 1,526,527
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 3,920,000 3,968,821
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 295,000 298,247
BMW Vehicle Lease Trust,
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,115,000 1,121,381
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 906,663 912,051
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,000,000 1,004,586
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 1,549,710 1,553,233
Series 2024-3, Class B,
5.37%, 10/16/2028 635,000 638,254
Series 2025-2, Class A3,
4.78%, 12/15/2028 1,365,000 1,368,084
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Capital One Prime Auto
Receivables Trust
Series 2024-1, Class A2A,
4.61%, 10/15/2027 470,524 470,646
Series 2023-2, Class A3,
5.82%, 6/15/2028 3,200,000 3,239,891
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 4,102,194 4,116,914
Series 2025-2, Class A2A,
4.59%, 7/17/2028 1,720,000 1,725,679
CarMax Auto Owner Trust,
Series 2024-4, Class A3,
4.60%, 10/15/2029 925,000 931,788
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 2,975,000 2,995,119
Carvana Auto Receivables
Trust
Series 2024-P2, Class A3,
5.33%, 7/10/2029 1,590,000 1,606,429
Series 2024-P4, Class A3,
4.64%, 1/10/2030 950,000 955,610
Series 2025-P2, Class A3,
4.55%, 8/12/2030 1,710,000 1,721,002
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 3,195,000 3,231,742
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 1,760,000 1,758,108
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 2,866,739 2,880,949
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 663,781 670,434
Citizens Auto Receivables
Trust
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 1,110,000 1,116,038
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 2,255,000 2,274,147
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,600,000 6,692,588
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 575,623
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 630,000 636,682
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 1,670,000 1,669,401
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 1,457,387 1,458,674
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 745,000 747,137
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 1,665,000 1,696,990

46 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 1,393,751 1,403,764
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 1,439,671 1,448,291
Exeter Automobile
Receivables Trust
Series 2023-2A, Class B,
5.61%, 9/15/2027 508,455 508,787
Series 2025-2A, Class A3,
4.74%, 1/16/2029 2,475,000 2,480,764
Series 2024-4A, Class C,
5.48%, 8/15/2030 555,000 561,245
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A2, 4.83%,
10/16/2028 685,000 685,289
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 3,431,784 3,458,592
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 221,346 221,549
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,361,057
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,735,000 1,748,716
Ford Credit Auto Owner Trust,
Series 2023-B, Class A3,
5.23%, 5/15/2028 2,254,448 2,266,774
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 2,640,000 2,654,730
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 688,274 689,411
Series 2023-2A, Class B,
5.52%, 11/15/2027(a) 1,607,847 1,609,724
Series 2023-3A, Class B,
5.89%, 1/18/2028(a) 2,787,087 2,795,082
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 1,635,000 1,642,050
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 610,000 616,834
GLS Auto Select Receivables
Trust
Series 2023-2A, Class A2,
6.37%, 6/15/2028(a) 921,766 928,805
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 2,006,502 2,030,518
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 1,046,486 1,045,733
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 1,819,765 1,823,824
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 599,647 605,309
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 840,000 840,000
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GM Financial Automobile
Leasing Trust
Series 2024-3, Class A3,
4.21%, 10/20/2027 1,550,000 1,549,634
Series 2025-1, Class A3,
4.66%, 2/21/2028 2,315,000 2,330,433
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A3,
4.47%, 2/16/2028 1,179,171 1,178,886
Series 2023-4, Class A3,
5.78%, 8/16/2028 2,395,000 2,422,654
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 1,753,701 1,767,375
Series 2024-A, Class A3,
5.37%, 3/15/2029 3,415,000 3,451,284
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,496,208
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 2,490,000 2,529,879
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 1,540,000 1,563,440
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 1,565,000 1,502,791
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 1,931,538 1,937,046
Series 2023-3, Class A3,
5.41%, 2/18/2028 3,186,318 3,206,797
Series 2023-4, Class A3,
5.67%, 6/21/2028 975,000 985,398
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 2,050,000 2,068,084
Hyundai Auto Receivables
Trust
Series 2023-C, Class A3,
5.54%, 10/16/2028 1,360,000 1,374,825
Series 2025-B, Class A3,
4.36%, 12/17/2029 1,430,000 1,439,155
LAD Auto Receivables Trust
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 1,525,734 1,529,875
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 1,166,148 1,168,713
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 1,910,000 1,924,559
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 777,724
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 1,060,000 1,062,356
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 1,850,000 1,862,116

NVIT Loomis Short Term Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 47
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 1,250,000 1,264,442
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 2,528,409 2,549,138
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 1,915,000 1,941,042
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 575,219 575,970
Nissan Auto Receivables
Owner Trust, Series 2023-B,
Class A3, 5.93%, 3/15/2028 1,170,000 1,179,213
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 2,535,993 2,558,554
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 1,515,000 1,520,651
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 1,725,000 1,725,722
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 4,045,000 4,053,292
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 2,575,000 2,608,588
Series 2024-3, Class A3,
5.63%, 1/16/2029 2,925,000 2,939,552
Series 2023-5, Class B,
6.16%, 12/17/2029 3,950,000 4,022,667
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,173,310
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 1,267,156 1,270,287
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 1,550,000 1,562,866
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 855,000 856,703
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 542,872 544,486
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 3,841,445 3,866,799
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 1,195,000 1,199,785
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 1,150,000 1,162,056
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,980,000 1,994,541
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 2,508,665 2,513,234
Series 2023-C, Class A3,
5.16%, 4/17/2028 1,251,662 1,258,431
Series 2024-D, Class A3,
4.40%, 6/15/2029 1,250,000 1,255,272
Toyota Lease Owner Trust,
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 3,755,000 3,753,379
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 580,000 584,668
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3,
5.81%, 10/20/2026 4,261,645 4,280,131
Volkswagen Auto Loan
Enhanced Trust
Series 2024-1, Class A2A,
4.65%, 11/22/2027 2,710,383 2,712,822
Series 2023-1, Class A3,
5.02%, 6/20/2028 1,719,442 1,727,269
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 3,411,927 3,419,553
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 355,000 360,273
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 1,665,000 1,675,709
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 2,115,000 2,122,571
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 540,000 542,417
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,883,350
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 2,763,629 2,781,706
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 1,852,741 1,870,791
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 1,672,153 1,681,454
World Omni Auto Receivables
Trust
Series 2023-B, Class A3,
4.66%, 5/15/2028 2,030,946 2,032,319
Series 2023-D, Class A3,
5.79%, 2/15/2029 1,215,000 1,227,482
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,230,000 2,238,579
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,090,000 1,095,708
230,557,320

48 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 1 .9%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 5,625,000 5,668,066
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 5,290,000 5,320,823
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 1,470,000 1,482,946
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 1,355,000 1,365,771
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,067,052
World Financial Network
Credit Card Master Trust
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,989,675
Series 2024-A, Class A,
5.47%, 2/15/2031 1,290,000 1,317,796
22,212,129
Equipment Loans & Leases 2 .5%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 535,085 539,397
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 2,379,167 2,403,478
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 4,932,442 4,959,397
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 5,287,094 5,306,806
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 5,945,000 5,973,654
Kubota Credit Owner Trust,
Series 2025-2A, Class A2,
4.48%, 4/17/2028(a) 665,000 665,326
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 2,116,933 2,130,159
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 1,218,776 1,236,147
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 530,277 532,830
SCF Equipment Leasing LLC,
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 794,989 800,401
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
SCF Equipment Trust LLC,
Series 2025-1A, Class A2,
4.82%, 7/22/2030(a) 825,000 826,730
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 2,985,000 3,065,284
28,439,609
Other 3 .6%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 262,360 264,670
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 513,835 515,509
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 2,100,000 2,107,534
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 5,450,000 5,474,788
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 77,461 77,525
Series 2024-X2, Class A,
5.22%, 12/17/2029(a) 390,210 390,404
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 479,248 490,856
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 959,125 994,296
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 1,340,000 1,365,830
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 2,219,976 2,223,320
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 788,042 804,252
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 1,080,595 1,098,272
Invesco CLO Ltd., Series
2021-1A, Class A1, 5.52%,
4/15/2034(a)(b) 1,350,000 1,353,205
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 815,024 829,710
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 2,350,000 2,212,497
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 707,805 709,532
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 1,225,000 1,252,530

NVIT Loomis Short Term Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 960,000 974,026
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 1,899,566 1,914,614
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 1,461,655 1,465,254
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 1,500,000 1,502,351
Stream Innovations Issuer
Trust, Series 2024-
1A, Class A, 6.27%,
7/15/2044(a) 261,181 271,164
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 2,675,000 2,718,533
Tricon American Homes Trust
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,976,633
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 936,073
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,216,272
Verizon Master Trust, Series
2024-4, Class A1A, 5.21%,
6/20/2029 5,866,000 5,916,635
42,056,285
Student Loan 0 .2%
Navient Private Education
Refi Loan Trust, Series
2023-A, Class A, 5.51%,
10/15/2071(a) 2,311,095 2,361,731
Total Asset-Backed Securities
(cost $326,535,685)
329,047,411
Collateralized Mortgage Obligations 0 .0%
†
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 735 726
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018^∞ 4,559 0
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 237,632 232,890
Total Collateralized Mortgage Obligations
(cost $248,041)
233,616
Commercial Mortgage-Backed Securities 2 .8%
Principal
Amount ($) Value ($)
ALA Trust, Series 2025-
OANA, Class A, 6.04%,
6/15/2040(a)(b) 795,000 799,225
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,610,935
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 562,649 593,138
BBCMS Mortgage Trust
Series 2020-BID, Class A,
6.57%, 10/15/2037(a)(b) 825,000 825,000
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,550,006
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,672,210
BX Trust, Series 2024-
VLT4, Class A, 5.80%,
7/15/2029(a)(b) 1,665,000 1,664,480
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 210,000 213,564
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 366,176 337,801
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,545,000 1,425,262
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,241,554
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.67%,
9/10/2035(a)(b) 2,025,000 1,998,844
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 4.84%,
9/25/2029(b) 7,507,384 7,512,932
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 380,000 326,800
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 976,150 842,114
Series 2023-SHIP, Class A,
4.47%, 9/10/2038(a)(b) 1,825,000 1,813,804
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.91%,
1/15/2042(a)(b) 1,245,000 1,238,775
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 115,000 117,948
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
6.96%, 2/15/2039(a)(b) 1,270,000 1,243,471
Series 2022-TFLM, Class D,
7.81%, 2/15/2039(a)(b) 2,880,000 2,802,834

50 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.55%,
12/15/2039(a)(b) 1,055,000 1,054,670
Total Commercial Mortgage-Backed
Securities
(cost $31,395,949) 31,885,367
Corporate Bonds 52 .8%
Aerospace & Defense 0 .2%
Boeing Co. (The) ,
6.30%, 5/1/2029(d) 1,970,000 2,082,589
Automobiles 2 .3%
General Motors Co. ,
5.63%, 4/15/2030(d) 3,110,000 3,178,737
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 5,750,000 5,756,596
Hyundai Capital America ,
4.88%, 11/1/2027(a) 895,000 899,043
5.15%, 3/27/2030(a)(d) 2,835,000 2,869,051
5.40%, 6/23/2032(a) 960,000 972,295
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a) 3,630,000 3,643,346
4.90%, 11/15/2027(a)(d) 785,000 793,891
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a)(d) 2,290,000 2,257,671
Stellantis Finance US, Inc. ,
5.75%, 3/18/2030(a)(d) 3,230,000 3,258,895
Volkswagen Group of America
Finance LLC ,
5.35%, 3/27/2030(a)(d) 2,820,000 2,868,806
26,498,331
Banks 11 .7%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 1,800,000 1,839,199
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,149,428
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(e) 2,390,000 2,397,665
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d)(e) 1,160,000 1,178,783
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 2,115,000 2,154,227
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(e) 3,420,000 3,437,464
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(e) 645,000 657,294
CaixaBank SA ,
(SOFR + 1.14%), 0.00%,
7/3/2029(a)(e) 5,745,000 5,759,309
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 2,335,000 2,376,981
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 3,105,000 3,138,400
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 6,180,000 6,217,593
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(e) 4,085,000 4,095,828
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(e) 1,235,000 1,251,543
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028(d) 2,890,000 2,918,589
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(e) 2,060,000 2,093,501
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 2,825,000 2,833,693
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d)(e) 1,830,000 1,843,399
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 4,440,000 4,496,464
(SOFR + 1.57%), 5.24%,
5/13/2031(d)(e) 2,675,000 2,723,651
HSBC USA, Inc. ,
4.65%, 6/3/2028 495,000 498,904
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d)(e) 2,115,000 2,219,307
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(e) 2,980,000 2,998,649
ING Groep NV ,
(SOFR + 1.01%), 4.86%,
3/25/2029(e) 865,000 873,801
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a)(d) 2,275,000 2,292,937
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d)(e) 2,915,000 2,923,718
(SOFR + 1.01%), 5.14%,
1/24/2031(d)(e) 2,585,000 2,650,863

NVIT Loomis Short Term Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
4.82%, 6/13/2029(e) 1,375,000 1,387,391
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(e) 1,180,000 1,199,547
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(e) 4,110,000 4,109,480
National Australia Bank Ltd. ,
4.31%, 6/13/2028 4,120,000 4,145,321
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d)(e) 2,880,000 2,911,695
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 2,190,000 2,214,467
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d)(e) 2,905,000 2,917,025
Santander Holdings USA, Inc. ,
(SOFR + 1.88%), 5.74%,
3/20/2031(d)(e) 1,130,000 1,160,001
Societe Generale SA ,
5.25%, 2/19/2027(a)(d) 5,075,000 5,126,053
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.35%),
5.24%, 5/13/2031(a)(e) 2,670,000 2,709,202
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.19%), 0.00%,
7/8/2031(e) 3,925,000 3,925,000
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a) 3,100,000 3,159,004
4.38%, 5/23/2028(a) 4,235,000 4,271,140
Swedbank AB ,
6.14%, 9/12/2026(a)(d) 1,370,000 1,399,112
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028(d) 5,795,000 5,837,689
Truist Financial Corp. ,
(SOFR + 1.31%), 5.07%,
5/20/2031(e) 1,245,000 1,263,923
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(e) 1,950,000 1,939,937
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(e) 4,050,000 4,054,349
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 1,925,000 1,966,802
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.50%), 5.15%,
4/23/2031(d)(e) 2,870,000 2,939,348
Wells Fargo Bank NA ,
5.25%, 12/11/2026 2,850,000 2,891,097
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a) 2,825,000 2,860,699
134,409,472
Beverages 0 .3%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a)(d) 3,355,000 3,443,007
Biotechnology 0 .4%
AbbVie, Inc. ,
4.65%, 3/15/2028(d) 4,085,000 4,146,757
Capital Markets 5 .0%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 687,000 660,569
6.35%, 10/23/2029(a) 1,060,000 1,070,889
Apollo Debt Solutions BDC ,
6.55%, 3/15/2032(a) 1,130,000 1,154,174
Ares Capital Corp. ,
5.80%, 3/8/2032 1,175,000 1,170,083
Ares Strategic Income Fund ,
5.70%, 3/15/2028(d) 1,180,000 1,189,537
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 715,000 706,797
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 1,160,000 1,176,388
BGC Group, Inc. ,
6.15%, 4/2/2030(a) 605,000 613,412
Blackstone Secured Lending
Fund ,
5.35%, 4/13/2028 500,000 503,551
5.30%, 6/30/2030(d) 910,000 901,669
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 1,810,000 1,808,579
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 900,000 934,981
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029(d) 555,000 571,066
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(d) 1,365,000 1,392,075
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 1,065,000 1,130,524
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a) 555,000 561,594
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(e) 4,150,000 4,222,847
FS KKR Capital Corp. ,
6.13%, 1/15/2030(d) 1,170,000 1,161,974
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 5,410,000 5,454,649

52 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(d) 595,000 579,034
6.00%, 7/15/2029 585,000 592,943
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 644,001
6.00%, 6/16/2030 590,000 588,791
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 1,090,000 1,093,072
6.25%, 9/30/2029 600,000 611,676
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 1,105,000 1,145,990
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,255,000 1,228,791
6.50%, 6/4/2027 655,000 669,686
Marex Group plc ,
5.83%, 5/8/2028 1,295,000 1,311,778
6.40%, 11/4/2029(d) 1,390,000 1,430,799
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(e) 2,505,000 2,504,612
(SOFR + 0.86%), 1.51%,
7/20/2027(d)(e) 3,500,000 3,395,210
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 2,345,000 2,400,560
(SOFR + 1.51%), 5.19%,
4/17/2031(d)(e) 1,280,000 1,312,166
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030(d) 805,000 809,693
MSD Investment Corp. ,
6.25%, 5/31/2030(a)(d) 535,000 529,188
New Mountain Finance Corp. ,
6.20%, 10/15/2027 660,000 666,966
6.88%, 2/1/2029 575,000 585,283
Nomura Holdings, Inc. ,
4.90%, 7/1/2030 1,410,000 1,414,810
Sixth Street Lending Partners ,
6.50%, 3/11/2029 1,295,000 1,336,703
USAA Capital Corp. ,
4.38%, 6/1/2028(a) 5,835,000 5,874,366
57,111,476
Chemicals 1 .1%
Celanese US Holdings LLC ,
6.41%, 7/15/2027(c)(d) 516,000 534,361
Eastman Chemical Co. ,
5.00%, 8/1/2029 960,000 973,390
Ecolab, Inc. ,
4.30%, 6/15/2028(d) 1,095,000 1,102,627
LYB International Finance III
LLC ,
1.25%, 10/1/2025 3,260,000 3,231,477
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a) 1,435,000 1,430,829
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a) 1,965,000 2,008,230
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a) 2,945,000 3,055,185
12,336,099
Commercial Services & Supplies 0 .4%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a)(d) 3,045,000 3,092,357
5.04%, 3/25/2030(a) 1,415,000 1,427,435
4,519,792
Communications Equipment 0 .2%
Motorola Solutions, Inc. ,
4.85%, 8/15/2030(d) 1,810,000 1,829,501
Consumer Finance 3 .0%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028(d) 4,100,000 4,140,787
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(e) 965,000 982,180
American Express Co. ,
(SOFR + 1.26%), 4.73%,
4/25/2029(e) 2,890,000 2,922,864
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 2,405,000 2,408,695
4.95%, 1/15/2028(a) 2,085,000 2,095,892
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 780,000 805,920
Caterpillar Financial Services
Corp. ,
4.60%, 11/15/2027(d) 4,320,000 4,371,747
Ford Motor Credit Co. LLC ,
6.53%, 3/19/2032 1,515,000 1,538,479
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025(d) 1,995,000 2,001,482
5.05%, 4/4/2028 1,135,000 1,143,605
5.45%, 7/15/2030(d) 1,860,000 1,886,119
John Deere Capital Corp. ,
4.65%, 1/7/2028 2,805,000 2,847,359
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a)(d) 1,190,000 1,203,260
Navient Corp. ,
7.88%, 6/15/2032(d) 2,595,000 2,698,797
OneMain Finance Corp. ,
6.63%, 5/15/2029(d) 720,000 739,477
6.75%, 3/15/2032(d) 2,175,000 2,215,907
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d)(e) 720,000 726,278
34,728,848
Consumer Staples Distribution & Retail 0 .1%
Target Corp. ,
4.35%, 6/15/2028 705,000 709,237

NVIT Loomis Short Term Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0 .2%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028(a) 2,630,000 2,647,960
Diversified REITs 0 .1%
VICI Properties LP ,
4.75%, 4/1/2028(d) 630,000 635,153
Diversified Telecommunication Services 0 .1%
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a)(d) 1,420,000 1,445,901
Electric Utilities 2 .9%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a)(d) 2,545,000 2,575,158
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 1,370,000 1,371,082
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 550,000 557,450
Duke Energy Corp. ,
4.85%, 1/5/2027(d) 3,020,000 3,049,783
Edison International ,
4.70%, 8/15/2025 830,000 828,713
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,310,000 4,216,552
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 810,000 811,841
ITC Holdings Corp. ,
4.95%, 9/22/2027(a)(d) 4,180,000 4,224,965
NextEra Energy Capital
Holdings, Inc. ,
4.85%, 2/4/2028(d) 4,065,000 4,120,922
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028 435,000 436,310
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 3,965,000 4,020,506
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 2,310,000 2,322,200
Vistra Operations Co. LLC ,
5.63%, 2/15/2027(a) 1,750,000 1,751,197
Xcel Energy, Inc. ,
4.75%, 3/21/2028 350,000 353,398
XPLR Infrastructure Operating
Partners LP ,
8.38%, 1/15/2031(a)(d) 2,565,000 2,739,687
33,379,764
Electrical Equipment 0 .2%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a) 2,555,000 2,571,067
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp. ,
4.38%, 6/12/2028(d) 4,445,000 4,475,952
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Flex Ltd. ,
6.00%, 1/15/2028 2,845,000 2,935,272
7,411,224
Energy Equipment & Services 0 .2%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(a)(d) 2,990,000 2,851,088
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029(d) 760,000 782,592
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 397,000 369,492
1,152,084
Financial Services 1 .4%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a)(d) 3,010,000 3,047,769
Enact Holdings, Inc. ,
6.25%, 5/28/2029(d) 2,545,000 2,640,777
Essent Group Ltd. ,
6.25%, 7/1/2029 1,125,000 1,165,141
Nationstar Mortgage Holdings,
Inc. ,
6.50%, 8/1/2029(a) 1,555,000 1,588,361
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(e) 1,645,000 1,686,549
Rocket Cos., Inc. ,
6.13%, 8/1/2030(a) 3,035,000 3,092,756
Synchrony Bank ,
5.40%, 8/22/2025 2,505,000 2,504,492
15,725,845
Food Products 0 .6%
Conagra Brands, Inc. ,
5.30%, 10/1/2026(d) 4,125,000 4,166,420
General Mills, Inc. ,
4.70%, 1/30/2027(d) 2,175,000 2,187,602
6,354,022
Gas Utilities 0 .4%
Atmos Energy Corp. ,
5.20%, 8/15/2035 900,000 910,520
Spire, Inc. ,
5.30%, 3/1/2026 3,985,000 3,998,833
4,909,353
Ground Transportation 0 .1%
Ryder System, Inc. ,
5.00%, 3/15/2030 855,000 867,286
Health Care Equipment & Supplies 0 .6%
Smith & Nephew plc ,
5.15%, 3/20/2027 3,040,000 3,076,343
Solventum Corp. ,
5.45%, 2/25/2027(d) 3,940,000 4,004,277
7,080,620

54 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1 .1%
McKesson Corp. ,
4.65%, 5/30/2030(d) 5,795,000 5,842,213
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028 5,765,000 5,793,556
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(d) 1,310,000 1,295,262
12,931,031
Health Care REITs 0 .2%
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 2,085,000 2,096,702
Health Care Technology 0 .1%
IQVIA, Inc. ,
6.25%, 2/1/2029(d) 1,295,000 1,353,471
Hotels, Restaurants & Leisure 1 .2%
Carnival Corp. ,
5.75%, 3/15/2030(a) 4,095,000 4,164,287
Darden Restaurants, Inc. ,
4.35%, 10/15/2027(d) 2,985,000 2,990,712
Hyatt Hotels Corp. ,
5.75%, 1/30/2027(d) 1,840,000 1,877,879
5.25%, 6/30/2029 1,000,000 1,017,287
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,748,911
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 2,125,000 2,167,575
13,966,651
Household Durables 0 .3%
Lennar Corp. ,
5.20%, 7/30/2030(d) 1,515,000 1,543,491
Toll Brothers Finance Corp. ,
5.60%, 6/15/2035 920,000 927,330
Whirlpool Corp. ,
6.13%, 6/15/2030(d) 470,000 474,131
2,944,952
Independent Power and Renewable Electricity Producers
0 .2%
PSEG Power LLC ,
5.20%, 5/15/2030(a) 1,960,000 2,000,071
Industrial Conglomerates 0 .2%
Siemens Funding BV ,
4.60%, 5/28/2030(a) 2,045,000 2,065,438
Insurance 5 .1%
American National Global
Funding ,
5.25%, 6/3/2030(a) 2,885,000 2,899,420
American National Group,
Inc. ,
6.00%, 7/15/2035 2,195,000 2,207,927
Athene Global Funding ,
4.83%, 5/9/2028(a) 4,680,000 4,706,280
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 3,055,000 3,102,909
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Brown & Brown, Inc. ,
4.70%, 6/23/2028(d) 1,940,000 1,956,366
CNO Global Funding ,
5.88%, 6/4/2027(a)(d) 3,065,000 3,147,860
Corebridge Global Funding ,
4.65%, 8/20/2027(a) 3,100,000 3,121,956
Equitable America Global
Funding ,
4.65%, 6/9/2028(a) 5,790,000 5,823,759
F&G Global Funding ,
5.88%, 6/10/2027(a)(d) 3,025,000 3,091,762
Fortitude Group Holdings LLC ,
6.25%, 4/1/2030(a)(d) 670,000 689,303
GA Global Funding Trust ,
4.40%, 9/23/2027(a) 3,115,000 3,108,859
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a) 1,495,000 1,522,033
4.70%, 6/5/2028(a) 1,335,000 1,343,347
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 3,265,000 3,285,212
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 4,850,000 4,925,889
Pricoa Global Funding I ,
4.20%, 8/28/2025(a) 3,000,000 2,997,535
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a) 4,145,000 4,193,138
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a) 2,000,000 2,029,359
4.95%, 6/12/2030(a) 2,520,000 2,547,664
SiriusPoint Ltd. ,
7.00%, 4/5/2029 1,685,000 1,773,878
58,474,456
IT Services 0 .2%
CGI, Inc. ,
4.95%, 3/14/2030(a) 2,545,000 2,570,300
Life Sciences Tools & Services 0 .2%
Illumina, Inc. ,
4.65%, 9/9/2026 2,585,000 2,588,072
Machinery 1 .1%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027(d) 2,920,000 2,928,144
4.75%, 3/21/2028 1,395,000 1,405,432
Cummins, Inc. ,
4.25%, 5/9/2028 2,420,000 2,430,958
Daimler Truck Finance North
America LLC ,
5.25%, 1/13/2030(a)(d) 4,110,000 4,206,109
Weir Group, Inc. ,
5.35%, 5/6/2030(a) 1,370,000 1,389,180
12,359,823

NVIT Loomis Short Term Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0 .1%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(d) 1,605,000 1,680,345
Metals & Mining 0 .5%
Cleveland-Cliffs, Inc. ,
6.88%, 11/1/2029(a)(d) 1,090,000 1,073,147
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a)(d) 1,485,000 1,519,761
Reliance, Inc. ,
1.30%, 8/15/2025 3,230,000 3,215,512
5,808,420
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Ladder Capital Finance
Holdings LLLP ,
5.50%, 8/1/2030 895,000 900,771
Multi-Utilities 1 .7%
Ameren Corp. ,
5.70%, 12/1/2026 4,175,000 4,241,929
Dominion Energy, Inc. ,
4.60%, 5/15/2028 3,390,000 3,412,333
DTE Energy Co. ,
4.95%, 7/1/2027 2,505,000 2,533,679
NiSource, Inc. ,
0.95%, 8/15/2025 3,225,000 3,210,083
5.35%, 7/15/2035(d) 2,880,000 2,903,624
Sempra ,
5.40%, 8/1/2026(d) 2,260,000 2,281,900
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(d) 1,439,000 1,457,929
20,041,477
Oil, Gas & Consumable Fuels 3 .9%
APA Corp. ,
6.10%, 2/15/2035(a) 1,765,000 1,730,989
California Resources Corp. ,
8.25%, 6/15/2029(a) 1,680,000 1,724,481
Canadian Natural Resources
Ltd. ,
5.00%, 12/15/2029(a)(d) 4,260,000 4,298,390
Civitas Resources, Inc. ,
9.63%, 6/15/2033(a)(d) 1,735,000 1,778,689
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 855,000 891,222
7.63%, 4/1/2032(a)(d) 855,000 834,822
8.38%, 1/15/2034(a) 835,000 835,522
Enbridge, Inc. ,
4.60%, 6/20/2028 5,765,000 5,808,282
Enterprise Products Operating
LLC ,
4.60%, 1/15/2031 3,855,000 3,884,326
EOG Resources, Inc. ,
4.40%, 7/15/2028 3,785,000 3,806,854
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 3,540,000 3,592,767
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 3,215,000 3,288,270
Marathon Petroleum Corp. ,
5.15%, 3/1/2030(d) 1,745,000 1,778,090
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp. ,
5.20%, 8/1/2029 2,920,000 2,929,391
Raizen Fuels Finance SA ,
6.25%, 7/8/2032(a) 1,830,000 1,816,275
Saudi Arabian Oil Co. ,
4.75%, 6/2/2030(a)(d) 3,745,000 3,763,301
Venture Global Plaquemines
LNG LLC ,
7.75%, 5/1/2035(a)(d) 855,000 925,471
Williams Cos., Inc. (The) ,
4.63%, 6/30/2030 1,490,000 1,491,031
45,178,173
Paper & Forest Products 0 .2%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a)(d) 2,765,000 2,778,874
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a)(d) 595,000 588,990
Delta Air Lines, Inc. ,
5.25%, 7/10/2030(d) 825,000 830,296
United Airlines, Inc. ,
4.63%, 4/15/2029(a)(d) 255,000 247,519
1,666,805
Residential REITs 0 .1%
AvalonBay Communities, Inc. ,
5.00%, 8/1/2035 1,465,000 1,456,939
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
4.25%, 6/15/2028 3,065,000 3,079,145
Microchip Technology, Inc. ,
4.90%, 3/15/2028(d) 4,140,000 4,185,487
7,264,632
Specialized REITs 0 .9%
Extra Space Storage LP ,
5.70%, 4/1/2028(d) 1,010,000 1,043,220
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 5.13%,
4/16/2027(e) 6,145,000 6,167,124
4.38%, 7/1/2030 3,225,000 3,217,250
10,427,594
Specialty Retail 0 .4%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 1,165,000 1,164,767
AutoNation, Inc. ,
4.50%, 10/1/2025(d) 465,000 464,784
Lowe's Cos., Inc. ,
4.80%, 4/1/2026(d) 2,910,000 2,914,943
4,544,494
Technology Hardware, Storage & Peripherals 0 .6%
Dell International LLC ,
4.75%, 4/1/2028(d) 4,035,000 4,082,224

56 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. ,
4.55%, 10/15/2029 2,930,000 2,915,344
6,997,568
Textiles, Apparel & Luxury Goods 0 .3%
PVH Corp. ,
5.50%, 6/13/2030 3,195,000 3,217,873
Ralph Lauren Corp. ,
5.00%, 6/15/2032(d) 765,000 776,386
3,994,259
Tobacco 0 .1%
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a) 1,460,000 1,459,825
Trading Companies & Distributors 0 .7%
Aircastle Ltd. ,
6.50%, 7/18/2028(a)(d) 1,010,000 1,054,458
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 1,230,000 1,241,616
GATX Corp. ,
5.40%, 3/15/2027(d) 1,490,000 1,510,607
TTX Co. ,
5.50%, 9/25/2026(a) 3,965,000 4,015,968
7,822,649
Water Utilities 0 .2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 2,445,000 2,470,752
Wireless Telecommunication Services 0 .2%
SoftBank Corp. ,
4.70%, 7/9/2030(a) 1,900,000 1,902,584
Total Corporate Bonds
(cost $601,565,144)
608,593,604
Foreign Government Security 0 .2%
MEXICO 0 .2%
United Mexican States ,
5.85%, 7/2/2032 2,405,000 2,433,860
Total Foreign Government Security
(cost $2,403,774)
2,433,860
Mortgage-Backed Securities 1 .6%
FHLMC Non Gold Pool
Pool# 1Q0648
6.80%, 6/1/2037(b) 64,572 66,434
Pool# 1B3601
7.57%, 10/1/2037(b) 83,150 85,273
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 4,964,851
4,758,017
FNMA Pool
Pool# 747271
7.72%, 7/1/2034(b) 120,344 122,991
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 886345
7.31%, 8/1/2036(b) 24,775 25,219
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,241,242 2,047,650
Pool# BN0906
4.00%, 11/1/2048 2,355,351 2,226,709
Pool# MA4700
4.00%, 8/1/2052 3,345,459 3,117,188
Pool# MA4803
3.50%, 11/1/2052 3,069,061 2,764,335
Pool# MA4806
5.00%, 11/1/2052 2,878,114 2,839,741
Total Mortgage-Backed Securities
(cost $18,013,298)
18,053,557
U.S. Treasury Obligations 12 .8%
U.S. Treasury Notes
4.63%, 6/30/2026 (d) 10,075,000 10,134,033
4.13%, 2/28/2027 (d) 24,915,000 25,044,441
3.75%, 4/30/2027 112,930,000 112,912,355
Total U.S. Treasury Obligations
(cost $147,520,894)
148,090,829
Repurchase Agreements 5 .3%
Bank of America NA
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $9,001,095,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025; total
market value $9,180,005.
(f)(g) 9,000,000 9,000,000
BNP Paribas Securities
Corp.
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,000,607,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054;
total market value
$5,100,000. (f)(g) 5,000,000 5,000,000

NVIT Loomis Short Term Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 57
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $7,396,280,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$7,543,284. (f)(g) 7,395,377 7,395,377
Cantor Fitzgerald & Co.
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,222,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$10,200,000. (f)(g) 10,000,000 10,000,000
MetLife, Inc.
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $7,000,856,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $7,143,730. (f)(g) 7,000,000 7,000,000
Pershing LLC
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $23,002,811,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $23,460,071. (f)(g) 23,000,000 23,000,000
Total Repurchase Agreements
(cost $61,395,377)
61,395,377
Total Investments
(cost $1,189,078,162) — 104.0%
1,199,733,621
Liabilities in excess of other
assets — (4.0)% (46,009,557)
NET ASSETS — 100.0%
$ 1,153,724,064
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$473,459,545 which represents 41.04% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2025.
(d) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June
30, 2025 was $102,259,244, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $61,395,377 and by $44,095,879 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 5.00%, and maturity dates ranging from
7/15/2025 - 5/15/2054, a total value of $105,491,256.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2025.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $61,395,377.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

58 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 147 9/2025 USD 30,579,446 115,722
Total long contracts 115,722
Short Contracts
U.S. Treasury 5 Year Note (119) 9/2025 USD (12,971,000) (117,083)
U.S. Treasury 10 Year Note (247) 9/2025 USD (27,694,875) (379,095)
U.S. Treasury 10 Year Ultra Note (107) 9/2025 USD (12,226,422) (131,324)
Total short contracts (627,502)
Net contracts (511,780)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Loomis Short Term High Yield Fund - June 30, 2025 (Unaudited) - Statement of Investments - 59
Asset-Backed Securities 3 .8%
Principal
Amount ($) Value ($)
Airlines 0 .1%
WAVE Trust, Series 2017-
1A, Class A, 3.84%,
11/15/2042(a) 78,140 75,797
Automobiles 0 .6%
Avis Budget Rental Car
Funding AESOP LLC,
Series 2023-4A, Class D,
7.31%, 6/20/2029(a) 100,000 100,609
Hertz Vehicle Financing III
LLC, Series 2025-3A, Class
C, 6.13%, 12/26/2029(a) 115,000 115,557
Huntington Bank Auto Credit-
Linked Notes, Series
2024-1, Class C, 7.45%,
5/20/2032(a)(b) 293,491 295,847
512,013
Financial Services 1 .3%
Foundation Finance Trust,
Series 2025-2A, Class E,
8.35%, 4/15/2052(a) 350,000 349,964
Sunrun Vulcan Issuer LLC,
Series 2021-1A, Class A,
2.46%, 1/30/2052(a) 442,183 397,111
TMCL VII Holdings Ltd.,
Series 2025-1H, Class A,
6.43%, 7/23/2050(a) 350,000 349,994
1,097,069
Other 1 .8%
Kapitus Asset Securitization V
LLC, Series 2025-1A, Class
C, 7.40%, 4/10/2032(a) 350,000 351,066
OnDeck Asset Securitization
Trust IV LLC, Series
2023-1A, Class B, 8.25%,
8/19/2030(a) 350,000 352,288
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 350,000 357,918
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 533,069 504,693
1,565,965
Total Asset-Backed Securities
(cost $3,245,785)
3,250,844
Collateralized Mortgage Obligations 1 .3%
PRPM LLC
Series 2024-5, Class A2,
9.08%, 9/25/2029(a)(c) 350,000 349,355
Series 2025-2, Class A2,
9.56%, 5/25/2030(a)(c) 350,000 349,613
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
RCO VIII Mortgage LLC,
Series 2025-3, Class A2,
8.84%, 5/25/2030(a)(c) 395,000 388,488
Total Collateralized Mortgage Obligations
(cost $1,095,352)
1,087,456
Commercial Mortgage-Backed Securities 0 .6%
CSMC OA LLC, Series 2014-
USA, Class E, 4.37%,
9/15/2037(a) 350,000 225,750
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(b) 400,000 344,000
Total Commercial Mortgage-Backed
Securities
(cost $552,578) 569,750
Common Stock 0 .0%
†
Shares
Media 0 .0%
†
Audacy, Inc. *∞ 936 0
Total Common Stock
(cost $634,091)
0
Corporate Bonds 88 .3%
Principal
Amount ($)
Automobile Components 2 .4%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 640,000 634,090
Icahn Enterprises LP ,
6.25%, 5/15/2026 830,000 824,101
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 630,000 631,905
2,090,096
Automobiles 1 .9%
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 1,650,000 1,626,706
Broadline Retail 2 .2%
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 620,000 619,155
Rakuten Group, Inc. ,
11.25%, 2/15/2027(a) 1,165,000 1,265,031
1,884,186
Chemicals 0 .5%
Chemours Co. (The) ,
5.38%, 5/15/2027 430,000 426,154
Commercial Services & Supplies 2 .4%
Clean Harbors, Inc. ,
4.88%, 7/15/2027(a) 1,265,000 1,258,794

60 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Short Term High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
GFL Environmental, Inc. ,
4.00%, 8/1/2028(a) 870,000 843,835
2,102,629
Construction & Engineering 0 .5%
Arcosa, Inc. ,
4.38%, 4/15/2029(a) 435,000 420,794
Consumer Finance 2 .6%
Azorra Finance Ltd. ,
7.25%, 1/15/2031(a) 410,000 418,578
GGAM Finance Ltd. ,
7.75%, 5/15/2026(a) 965,000 974,888
Navient Corp. ,
6.75%, 6/15/2026 810,000 819,746
2,213,212
Consumer Staples Distribution & Retail 3 .4%
Albertsons Cos., Inc. ,
4.63%, 1/15/2027(a) 1,880,000 1,868,180
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(d) 100,000 0
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 1,040,000 1,037,826
2,906,006
Containers & Packaging 3 .0%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 830,000 832,550
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 200,000 89,186
5.25%, 8/15/2027(a) 200,000 89,186
Ball Corp. ,
6.88%, 3/15/2028 805,000 823,771
Mauser Packaging Solutions
Holding Co. ,
7.88%, 4/15/2027(a) 735,000 747,048
2,581,741
Diversified REITs 0 .8%
Uniti Group LP ,
10.50%, 2/15/2028(a) 643,000 681,607
Diversified Telecommunication Services 1 .9%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 1,660,000 1,654,660
Electric Utilities 0 .6%
NRG Energy, Inc. ,
5.25%, 6/15/2029(a) 550,000 546,989
Electrical Equipment 1 .0%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 915,000 870,239
Energy Equipment & Services 1 .5%
Oceaneering International,
Inc. ,
6.00%, 2/1/2028 640,000 645,276
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 619,500 620,533
1,265,809
Financial Services 5 .3%
Block, Inc. ,
2.75%, 6/1/2026 1,705,000 1,669,251
Freedom Mortgage Corp. ,
6.63%, 1/15/2027(a) 1,040,000 1,041,741
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 1,925,000 1,877,394
4,588,386
Food Products 1 .6%
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 1,005,000 998,791
Post Holdings, Inc. ,
5.50%, 12/15/2029(a) 415,000 413,097
1,411,888
Health Care Equipment & Supplies 2 .7%
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 1,080,000 1,060,516
Hologic, Inc. ,
4.63%, 2/1/2028(a) 1,265,000 1,250,192
2,310,708
Health Care Providers & Services 1 .5%
Molina Healthcare, Inc. ,
4.38%, 6/15/2028(a) 1,290,000 1,260,872
Hotels, Restaurants & Leisure 10 .1%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 1,625,000 1,593,557
Carnival Corp. ,
5.75%, 3/1/2027(a) 830,000 836,853
Genting New York LLC ,
7.25%, 10/1/2029(a) 420,000 435,755
Hilton Worldwide Finance
LLC ,
4.88%, 4/1/2027 1,475,000 1,473,341
KFC Holding Co. ,
4.75%, 6/1/2027(a) 1,420,000 1,415,993
Light & Wonder International,
Inc. ,
7.00%, 5/15/2028(a) 605,000 606,762
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 665,000 650,341
MGM China Holdings Ltd. ,
4.75%, 2/1/2027(a) 430,000 426,768
Sabre GLBL, Inc. ,
8.63%, 6/1/2027(a) 191,000 195,536
Travel + Leisure Co. ,
6.63%, 7/31/2026(a) 410,000 414,507
6.00%, 4/1/2027(c) 630,000 635,592
8,685,005
Household Durables 2 .6%
Newell Brands, Inc. ,
6.38%, 9/15/2027 895,000 907,017
8.50%, 6/1/2028(a) 105,000 110,272

NVIT Loomis Short Term High Yield Fund - June 30, 2025 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a) 1,230,000 1,246,610
2,263,899
Household Products 0 .5%
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 405,000 409,612
Insurance 4 .6%
Alliant Holdings Intermediate
LLC ,
4.25%, 10/15/2027(a) 1,485,000 1,457,678
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 620,000 631,926
APH Somerset Investor 2
LLC ,
7.88%, 11/1/2029(a) 410,000 419,393
Baldwin Insurance Group
Holdings LLC ,
7.13%, 5/15/2031(a) 810,000 842,069
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.13%, 12/15/2051(a)(e) 625,000 608,624
3,959,690
Media 6 .8%
DirecTV Financing LLC, Term
Loan B ,
5.88%, 8/15/2027(a) 1,720,000 1,714,386
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 455,000 412,913
DISH Network Corp. ,
11.75%, 11/15/2027(a) 1,255,000 1,293,687
EchoStar Corp. ,
10.75%, 11/30/2029 1,150,000 1,184,500
Paramount Global ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062(e) 870,000 854,806
Time Warner Cable LLC ,
7.30%, 7/1/2038 400,000 436,197
5,896,489
Metals & Mining 4 .3%
Cleveland-Cliffs, Inc. ,
5.88%, 6/1/2027 620,000 619,500
Commercial Metals Co. ,
4.13%, 1/15/2030 575,000 549,945
First Quantum Minerals Ltd. ,
9.38%, 3/1/2029(a) 600,000 636,808
FMG Resources August Pty.
Ltd. ,
4.50%, 9/15/2027(a) 860,000 849,664
Mineral Resources Ltd. ,
8.13%, 5/1/2027(a) 1,035,000 1,034,450
3,690,367
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 9 .4%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 625,000 624,236
5.75%, 1/15/2028(a) 620,000 618,953
Civitas Resources, Inc. ,
5.00%, 10/15/2026(a) 1,250,000 1,234,343
Expand Energy Corp. ,
7.00%, 10/1/2024(d) 200,000 680
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 1,025,000 1,040,279
Matador Resources Co. ,
6.88%, 4/15/2028(a) 810,000 825,975
MEG Energy Corp. ,
5.88%, 2/1/2029(a) 430,000 429,561
Parkland Corp. ,
5.88%, 7/15/2027(a) 1,020,000 1,020,603
5.88%, 7/15/2027∞ 1,020,000 0
Permian Resources Operating
LLC ,
8.00%, 4/15/2027(a) 595,000 608,328
SM Energy Co. ,
6.75%, 9/15/2026 625,000 625,295
Venture Global Calcasieu
Pass LLC ,
3.88%, 8/15/2029(a) 1,120,000 1,055,857
8,084,110
Pharmaceuticals 1 .8%
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 1,136,000 1,134,012
4.10%, 10/1/2046 580,000 417,108
1,551,120
Professional Services 0 .7%
TriNet Group, Inc. ,
3.50%, 3/1/2029(a) 690,000 648,430
Semiconductors & Semiconductor Equipment 1 .2%
Entegris, Inc. ,
4.38%, 4/15/2028(a) 1,070,000 1,041,470
Software 4 .9%
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 1,325,000 1,289,581
GoTo Group, Inc. ,
5.50%, 5/1/2028(a) 245,000 200,900
NCR Voyix Corp. ,
5.00%, 10/1/2028(a) 385,000 381,099
Open Text Corp. ,
3.88%, 2/15/2028(a) 660,000 640,108
3.88%, 12/1/2029(a) 910,000 857,150
PTC, Inc. ,
4.00%, 2/15/2028(a) 855,000 831,008
4,199,846
Specialized REITs 1 .9%
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 850,000 845,163
5.25%, 3/15/2028(a) 850,000 846,288
1,691,451

62 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Loomis Short Term High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0 .3%
Global Auto Holdings Ltd. ,
8.38%, 1/15/2029(a) 290,000 267,999
Technology Hardware, Storage & Peripherals 1 .2%
Western Digital Corp. ,
4.75%, 2/15/2026 1,030,000 1,027,290
Trading Companies & Distributors 2 .2%
United Rentals North America,
Inc. ,
4.88%, 1/15/2028 1,890,000 1,882,462
Total Corporate Bonds
(cost $75,279,376)
76,141,922
Loan Participations 1 .4%
Broadline Retail 0 .2%
StubHub Holdco Sub LLC,
First Lien Term Loan B,
(CME Term SOFR 1 Month
+ 4.75%), 9.08%, 3/15/2030
(e) 134,655 130,390
0
Insurance 0 .5%
Ardonagh Group Finco Pty.
Ltd., First Lien Term Loan B,
(CME Term SOFR 6 Month
+ 2.75%), 7.03%, 2/18/2031
(e) 430,000 426,238
0
Professional Services 0 .7%
First Advantage Holdings
LLC, First Lien Term Loan
B2, (CME Term SOFR 1
Month + 3.25%), 7.58%,
10/31/2031 (e) 410,000 409,873
VT Topco, Inc., First Lien Term
Loan, (CME Term SOFR
3 Month + 3.00%), 7.30%,
8/9/2030 (e) 225,950 226,262
636,135
0
Total Loan Participations
(cost $1,197,137) 1,192,763
Warrants 0 .0%
†
Number of
Warrants
Media 0.0%
†
Audacy, Inc., expiring
9/30/2028 *∞ 189 0
Audacy, Inc., expiring
12/31/2049 *∞ 1,135 0
Total Warrants
(cost $0)
0
Short-Term Investment 0 .3%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 0 .3%
U.S. Treasury Bills, 4.24%,
7/24/2025(f) 285,000 284,242
Total Short-Term Investment
(cost $284,233)
284,242
Total Investments
(cost $82,288,552) — 95.7%
82,526,977
Other assets in excess of
liabilities — 4.3% 3,716,507
NET ASSETS — 100.0%
$ 86,243,484
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$63,443,587 which represents 73.56% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of June 30, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2025.
(d) Security in default.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2025.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

NVIT Loomis Short Term High Yield Fund - June 30, 2025 (Unaudited) - Statement of Investments - 63
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 13 9/2025 USD 2,704,305 10,234
Total long contracts 10,234
Short Contracts
U.S. Treasury 5 Year Note (63) 9/2025 USD (6,867,000) (64,604)
U.S. Treasury Long Bond (6) 9/2025 USD (692,813) (20,825)
Total short contracts (85,429)
Net contracts (75,195)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

64 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Strategic Income Fund
Asset-Backed Securities 8 .3%
Principal
Amount ($) Value ($)
Airlines 0 .5%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,608,093 1,508,044
Automobiles 3 .4%
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 891,144
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 555,915
Exeter Automobile
Receivables Trust, Series
2024-4A, Class E, 7.65%,
2/17/2032(a) 1,480,000 1,532,115
GLS Auto Receivables
Issuer Trust, Series
2021-4A, Class E, 4.43%,
10/16/2028(a) 1,640,000 1,607,744
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 1,650,000 1,704,193
JPMorgan Chase Bank
NA-CACLN, Series
2021-3, Class F, 3.69%,
2/26/2029(a) 462,078 461,601
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A, 6.95%,
11/15/2027(a)(b) 1,780,000 1,785,764
Prestige Auto Receivables
Trust, Series 2023-
1A, Class D, 6.33%,
4/16/2029(a) 1,374,000 1,390,874
9,929,350
Equipment Loans & Leases 0 .5%
NMEF Funding LLC, Series
2023-A, Class C, 8.04%,
6/17/2030(a) 350,000 360,552
SCF Equipment Leasing LLC,
Series 2022-1A, Class E,
5.26%, 7/20/2032(a) 940,000 925,695
1,286,247
Other 3 .9%
Arbor Realty Collateralized
Loan Obligation Ltd., Series
2025-BTR1, Class B,
7.51%, 1/20/2041(a)(b) 1,440,000 1,435,496
Arbor Realty Commercial Real
Estate Notes Ltd.
Series 2021-FL3, Class A,
5.50%, 8/15/2034(a)(b) 490,177 489,859
Series 2022-FL1, Class A,
5.75%, 1/15/2037(a)(b) 756,664 756,664
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
FS Rialto Issuer LLC, Series
2022-FL4, Class A, 6.20%,
1/19/2039(a)(b) 337,064 337,064
LoanCore Issuer Ltd., Series
2022-CRE7, Class A,
5.85%, 1/17/2037(a)(b) 1,358,699 1,358,699
MF1, Series 2024-FL16, Class
A, 5.86%, 11/18/2039(a)(b) 1,185,000 1,187,224
PFP Ltd., Series 2024-
11, Class A, 6.14%,
9/17/2039(a)(b) 502,368 503,781
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 2,044,500
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,591,565
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 745,491
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 973,007
11,423,350
Total Asset-Backed Securities
(cost $24,229,757)
24,146,991
Collateralized Mortgage Obligations 10 .6%
A&D Mortgage Trust, Series
2023-NQM4, Class B1,
8.06%, 9/25/2068(a)(b) 930,000 932,936
Bellemeade Re Ltd., Series
2021-3A, Class B1, 8.16%,
9/25/2031(a)(b) 2,100,000 2,159,523
Connecticut Avenue Securities
Trust, Series 2023-R03,
Class 2M1, 6.81%,
4/25/2043(a)(b) 516,378 523,854
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 290,000 288,762
Eagle RE Ltd., Series 2023-
1, Class M1B, 8.26%,
9/26/2033(a)(b) 2,380,000 2,440,798
FARM Mortgage Trust, Series
2021-1, Class B, 3.23%,
7/25/2051(a)(b) 554,623 418,563
FHLMC STACR REMIC Trust
Series 2020-HQA5, Class
B2, 11.71%, 11/25/2050(a)
(b) 1,140,000 1,369,260
Series 2020-DNA6, Class
B2, 9.96%, 12/25/2050(a)(b) 2,115,000 2,412,256
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 15.42%, 10/25/2048(a)
(b) 2,800,000 3,471,046
Series 2019-DNA3, Class
B2, 12.57%, 7/25/2049(a)(b) 1,360,000 1,556,561

NVIT Strategic Income Fund - June 30, 2025 (Unaudited) - Statement of Investments - 65
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.21%, 6/1/2051(a)(b) 77,317,562 991,652
FNMA REMICS, Series 2018-
42, Class SB, IO, 1.78%,
6/25/2048(b) 2,945,056 370,509
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 805,000 701,645
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,593,376 267,633
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 797,673 134,972
Home RE Ltd., Series 2023-
1, Class M1B, 8.91%,
10/25/2033(a)(b) 570,000 585,794
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 24,627,290 330,316
Imperial Fund Mortgage Trust,
Series 2022-NQM5, Class
B1, 6.25%, 8/25/2067(a)(c) 990,000 973,788
J.P. Morgan Mortgage Trust
Series 2021-8, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 42,516,480 271,944
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 47,636,360 310,356
MFA Trust, Series 2023-
RTL2, Class A1, 8.50%,
11/25/2028(a)(c) 718,000 726,933
Morgan Stanley Residential
Mortgage Loan Trust, Series
2023-NQM1, Class B2,
7.41%, 9/25/2068(a)(b) 1,300,000 1,281,747
Radnor RE Ltd.
Series 2023-1, Class M1A,
7.01%, 7/25/2033(a)(b) 1,042,174 1,047,358
Series 2023-1, Class M1B,
8.66%, 7/25/2033(a)(b) 510,000 526,501
RCKT Mortgage Trust, Series
2025-CES6, Class A1A,
5.47%, 6/25/2055(a)(c) 1,660,000 1,669,389
Saluda Grade Alternative
Mortgage Trust, Series
2024-RTL5, Class A1,
7.76%, 4/25/2030(a)(c) 430,000 432,805
STACR Trust, Series 2018-
HRP2, Class B2, 14.92%,
2/25/2047(a)(b) 2,000,000 2,492,950
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,693,926
Verus Securitization Trust,
Series 2023-5, Class B2,
8.02%, 6/25/2068(a)(b) 340,000 336,881
Total Collateralized Mortgage Obligations
(cost $27,740,546)
30,720,658
Commercial Mortgage-Backed Securities 5 .9%
Principal
Amount ($) Value ($)
BX Trust, Series 2021-
ARIA, Class D, 6.32%,
10/15/2036(a)(b) 1,700,000 1,696,813
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.67%, 10/10/2048(b) 3,000,000 2,422,329
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 8.06%, 1/25/2051(a)(b) 1,275,000 1,306,743
Series 2021-MN3, Class
M2, 8.31%, 11/25/2051(a)
(b) 1,615,000 1,664,560
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
6.53%, 10/15/2036(a)(b) 700,000 695,625
Series 2021-IP, Class E,
7.98%, 10/15/2036(a)(b) 300,000 294,784
HTL Commercial Mortgage
Trust, Series 2024-
T53, Class D, 8.47%,
5/10/2039(a)(b) 990,000 1,007,994
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.47%,
6/15/2049(a)(b) 2,500,000 1,170,457
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.19%, 4/15/2048(a)(b) 2,000,000 1,310,040
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,785,468
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 565,545
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
13.17%, 10/25/2049(a)(b) 2,136,000 2,160,221
Total Commercial Mortgage-Backed
Securities
(cost $18,835,431) 17,080,579
Common Stocks 0 .2%
Shares
Media 0 .0%
†
Diamond Sports Group LLC *∞ 171 2,351
Passenger Airlines 0 .2%
Grupo Aeromexico SAB de
CV *^∞ 43,743 699,347
Wireless Telecommunication Services 0 .0%
†
WOM Mobile SA *^∞ 579 16,212
Total Common Stocks
(cost $736,468)
717,910

66 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Strategic Income Fund
Convertible Bond 0 .1%
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0 .1%
WOM Chile Holdco SpA, +
0.00%), 5.00%, 4/1/2032(a)
(d)(e) 358,196 349,423
Total Convertible Bond
(cost $358,047)
349,423
Corporate Bonds 63 .4%
Aerospace & Defense 1 .4%
Boeing Co. (The) ,
6.86%, 5/1/2054 2,120,000 2,320,798
7.01%, 5/1/2064 415,000 455,814
Czechoslovak Group A/S ,
5.25%, 1/10/2031(a) EUR 465,000 556,134
Goat Holdco LLC ,
6.75%, 2/1/2032(a) 580,000 589,593
3,922,339
Automobiles 2 .5%
Hyundai Capital America ,
5.68%, 6/26/2028(a)(f) 950,000 975,023
6.50%, 1/16/2029(a)(f) 690,000 727,220
6.20%, 9/21/2030(a) 770,000 814,733
5.40%, 6/23/2032(a) 760,000 769,733
Mercedes-Benz Finance North
America LLC ,
5.45%, 4/1/2035(a) 2,610,000 2,647,861
Volkswagen Group of America
Finance LLC ,
5.80%, 3/27/2035(a)(f) 1,250,000 1,259,121
7,193,691
Banks 8 .6%
Barclays plc ,
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.69%),
7.63%, 3/15/2035(d)(f)(g) 350,000 351,503
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.13%),
7.45%, 6/27/2035(a)(d)(g) 1,530,000 1,539,180
CaixaBank SA ,
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(d) 1,280,000 1,406,004
Reg. S, (EUR Swap Annual
5 Year + 3.86%), 3.63%,
9/14/2028(d)(f)(g) 1,000,000 1,114,635
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(d) 989,000 960,176
Commonwealth Bank of
Australia ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.32%),
5.93%, 3/14/2046(a)(d) 555,000 544,980
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.64%),
6.95%, 8/27/2031(d)(g) 1,205,000 1,209,556
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(g) 2,208,000 1,847,208
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.42%, 5/13/2036(d)(f) 2,855,000 2,889,744
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.75%),
8.13%, 11/10/2033(d)(f)(g) 595,000 641,799
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(d)(g) 1,525,000 1,369,556
Regions Financial Corp. ,
(SOFR + 2.06%), 5.50%,
9/6/2035(d)(f) 955,000 957,388
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(d)(f) 1,900,000 1,984,104
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
6.10%, 4/13/2033(a)(d)(f) 1,000,000 1,039,489
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(d)(f) 2,300,000 2,374,627
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.10%, 1/11/2035(a)(d) 803,000 845,585
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.43%),
6.23%, 1/21/2036(a)(d) 890,000 943,903
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 1,360,000 1,327,161
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(d) 1,760,000 1,773,785
25,120,383

NVIT Strategic Income Fund - June 30, 2025 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 3 .4%
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a) 1,611,000 1,630,140
6.20%, 6/18/2035(a) 800,000 820,819
Jane Street Group ,
6.75%, 5/1/2033(a) 550,000 565,513
Jefferies Financial Group, Inc. ,
6.20%, 4/14/2034(f) 1,260,000 1,317,982
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(f) 1,310,000 1,305,134
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 695,000 714,979
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d)(f) 375,000 384,903
Nomura Holdings, Inc. ,
5.78%, 7/3/2034(f) 425,000 439,669
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(d)(f) 1,890,000 1,989,624
(SOFR + 1.76%), 5.58%,
5/9/2036(a)(d) 675,000 690,266
9,859,029
Chemicals 0 .7%
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a) 1,945,000 1,939,346
Commercial Services & Supplies 1 .2%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a) 1,815,000 1,830,950
Garda World Security Corp. ,
8.38%, 11/15/2032(a)(f) 1,710,000 1,756,528
3,587,478
Consumer Finance 3 .8%
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(d) 1,040,000 1,094,800
(SOFR + 2.29%), 6.18%,
7/26/2035(d)(f) 1,050,000 1,070,977
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a) 1,665,000 1,736,182
5.38%, 5/30/2030(a) 545,000 555,170
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029 1,422,000 1,292,986
6.05%, 11/5/2031 1,355,000 1,348,010
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(f) 2,340,000 2,462,054
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a) 1,435,000 1,471,034
11,031,213
Containers & Packaging 0 .5%
Ball Corp. ,
4.25%, 7/1/2032 EUR 1,190,000 1,420,212
Diversified Consumer Services 0 .2%
Champions Financing, Inc. ,
8.75%, 2/15/2029(a)(f) 620,000 598,601
Diversified REITs 1 .1%
Uniti Group LP ,
6.00%, 1/15/2030(a) 3,200,000 2,997,761
8.63%, 6/15/2032(a)(f) 295,000 297,994
3,295,755
Diversified Telecommunication Services 1 .7%
Level 3 Financing, Inc. ,
6.88%, 6/30/2033(a)(f) 1,480,000 1,505,934
Total Play Telecomunicaciones
SA de CV ,
11.13%, 12/31/2032(a) 3,777,250 3,574,790
5,080,724
Electric Utilities 0 .3%
Light Energia SA ,
4.38%, 6/18/2026 627,194 582,036
Light Servicos de Eletricidade
SA ,
2.26%, 12/19/2037(e) 1,211,421 265,600
847,636
Energy Equipment & Services 0 .7%
Borr IHC Ltd. ,
10.00%, 11/15/2028(a)(f) 378,354 345,548
10.38%, 11/15/2030(a) 282,791 250,270
Transocean, Inc. ,
6.80%, 3/15/2038(f) 2,175,000 1,529,149
2,124,967
Financial Services 3 .4%
Alamo Re Ltd. ,
Series A, (T-BILL 1MO
+ 8.39%), 12.69%,
6/7/2026(a)(d) 700,000 718,340
Series A, (T-BILL 1MO
+ 6.00%), 10.29%,
6/7/2027(a)(d) 500,000 510,150
Series B, (T-BILL 1MO
+ 7.75%), 12.04%,
6/7/2027(a)(d) 250,000 260,500
Aquila Re I Ltd. ,
Series A-1, (3 Month
Treasury Bill Rate + 5.65%),
5.65%, 6/8/2026(a)(d) 450,000 454,860
Series C-1, (3 Month
Treasury Bill Rate + 9.18%),
9.18%, 6/8/2026(a)(d) 450,000 464,175

68 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Aquila Re I Ltd.,
Series A-1, (BRMMUSDF +
5.50%), 9.67%, 6/7/2027(a)
(d) 250,000 254,425
Atlas Capital DAC ,
Series A, (SOFR + 7.65%),
12.05%, 6/5/2026(a)(d) 450,000 462,195
Series 2024, (SOFR
+ 12.50%), 16.91%,
6/8/2027(a)(d) 250,000 274,375
Freedom Mortgage Holdings
LLC ,
9.25%, 2/1/2029(a) 845,000 877,685
9.13%, 5/15/2031(a) 1,010,000 1,041,090
8.38%, 4/1/2032(a)(f) 125,000 126,347
High Point Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.75%), 5.75%,
1/6/2027(a)(d) 250,000 254,025
Hypatia Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 10.50%),
14.79%, 4/8/2026(a)(d) 450,000 464,985
Lightning Re ,
Series 2023-1, (3 Month
Treasury Bill Rate
+ 11.00%), 15.29%,
3/31/2026(a)(d) 400,000 410,200
Locke Tavern Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.78%), 9.08%,
4/9/2026(a)(d) 450,000 453,600
Long Point Re IV Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
8.59%, 6/1/2026(a)(d) 450,000 453,825
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
16.79%, 1/8/2026(a)(d) 450,000 455,445
Queen Street 2023 RE DAC ,
Series A, (3 Month Treasury
Bill Rate + 7.50%), 11.79%,
12/8/2025(a)(d) 450,000 448,515
Topanga Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.77%), 9.34%,
1/8/2026(a)(d) 450,000 434,745
Woodside Finance Ltd. ,
6.00%, 5/19/2035 1,105,000 1,127,917
9,947,399
Food Products 1 .4%
Darling Global Finance BV ,
4.50%, 7/15/2032(a) EUR 955,000 1,127,754
Grupo Nutresa SA ,
9.00%, 5/12/2035(a)(f) 1,370,000 1,478,883
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 1,625,000 1,448,680
4,055,317
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities 0 .6%
KeySpan Gas East Corp. ,
5.99%, 3/6/2033(a) 1,770,000 1,839,467
Health Care Providers & Services 0 .5%
US Acute Care Solutions LLC ,
9.75%, 5/15/2029(a)(f) 1,535,000 1,583,257
Health Care REITs 0 .3%
Ventas Realty LP ,
5.10%, 7/15/2032 780,000 788,898
Hotels, Restaurants & Leisure 3 .5%
Carnival Corp. ,
5.75%, 1/15/2030(a) EUR 1,060,000 1,330,824
Cruise Yacht Upper HoldCo
Ltd. ,
11.88%, 7/5/2028(f) 800,000 662,267
Darden Restaurants, Inc. ,
6.30%, 10/10/2033 2,960,000 3,172,011
Genting New York LLC ,
7.25%, 10/1/2029(a)(f) 1,710,000 1,774,144
Lottomatica Group Spa ,
4.88%, 1/31/2031(a) 1,335,000 1,612,411
Resorts World Las Vegas
LLC ,
8.45%, 7/27/2030(a)(f) 1,300,000 1,285,925
4.63%, 4/6/2031(a)(f) 400,000 328,368
10,165,950
Industrial REITs 0 .2%
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032(f) 630,000 633,084
Insurance 11 .7%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
5.60%, 9/3/2054(a)(d) 2,000,000 1,993,632
Blue Ridge Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 9.54%,
1/8/2027(a)(d) 250,000 253,775
Series B, (FHMMUSTF
+ 7.99%), 12.10%,
1/8/2027(a)(d) 250,000 253,550
Bonanza RE Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 8.45%), 12.74%,
1/8/2026(a)(d) 450,000 451,170
Series C, (3 Month Treasury
Bill Rate + 5.50%), 9.79%,
12/19/2027(a)(d) 250,000 249,275
Cape Lookout Re Ltd. ,
Series A, (T-BILL 1MO
+ 8.42%), 12.71%,
4/28/2026(a)(d) 450,000 457,380
Citrus Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.59%), 10.88%,
6/7/2026(a)(d) 450,000 460,800

NVIT Strategic Income Fund - June 30, 2025 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
CNO Financial Group, Inc. ,
6.45%, 6/15/2034(f) 1,685,000 1,767,120
Dai-ichi Life Insurance Co.
Ltd. (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.20%, 1/16/2035(a)(d)(g) 3,560,000 3,592,304
Equitable America Global
Funding ,
4.95%, 6/9/2030(a) 1,430,000 1,445,581
Farmers Exchange Capital III ,
(CME Term SOFR 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d)(f) 2,010,000 1,817,213
Farmers Insurance Exchange ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 3.86%),
7.00%, 10/15/2064(a)(d) 410,000 406,965
First Coast Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.52%), 9.25%,
4/7/2026(a)(d) 400,000 402,280
FloodSmart Re Ltd. ,
Series A, (T-BILL 1MO
+ 17.15%), 21.44%,
3/11/2026(a)(d) 800,000 779,280
Series A, (3 Month Treasury
Bill Rate + 14.00%),
18.29%, 3/12/2027(a)(d) 500,000 513,500
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.46%), 10.75%,
1/7/2026(a)(d) 450,000 451,125
Series A, (3 Month Treasury
Bill Rate + 5.80%), 10.09%,
1/7/2027(a)(d) 250,000 251,800
Gateway Re Ltd. ,
Series A, (T-BILL 1MO
+ 13.96%), 18.25%,
2/24/2026(a)(d) 450,000 463,635
Series AA, (T-BILL 1MO +
5.50%), 9.79%, 7/8/2027(a)
(d) 250,000 251,400
Hanwha Life Insurance Co.
Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.29%),
6.30%, 6/24/2055(a)(d) 610,000 628,221
Herbie Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.00%), 10.29%,
1/7/2028(a)(d) 250,000 239,400
Integrity Re Ltd. ,
Series B, (T-BILL 1MO
+ 13.25%), 17.54%,
6/6/2026(a)(d) 250,000 253,625
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Kendall Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.25%), 10.54%,
4/30/2027(a)(d) 250,000 259,700
Series B, (3 Month Treasury
Bill Rate + 7.75%), 12.04%,
4/30/2027(a)(d) 250,000 256,800
Kilimanjaro II Re Ltd. ,
Series C-1, (3 Month
Treasury Bill Rate + 4.00%),
8.29%, 7/9/2029(a)(d) 250,000 249,875
Series D-1, (3 Month
Treasury Bill Rate + 6.50%),
10.79%, 7/9/2029(a)(d) 250,000 249,875
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 811,073
Marlon Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.00%), 7.00%,
6/7/2027(a)(d) 250,000 255,825
Mayflower Re Ltd. ,
Series A, (T-BILL 1MO +
4.50%, 1.56% Cap, 0.56%
Floor), 8.81%, 7/8/2027(a)
(d) 250,000 254,625
Meiji Yasuda Life Insurance
Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.91%),
6.10%, 6/11/2055(a)(d) 2,890,000 2,884,399
Merna Reinsurance II Ltd. ,
Series 2, (3 Month Treasury
Bill Rate + 7.49%), 11.78%,
7/7/2025(a)(d) 550,000 549,450
Series 3, (3 Month Treasury
Bill Rate + 7.53%), 11.82%,
7/7/2025(a)(d) 1,400,000 1,398,600
Series A, (3 Month Treasury
Bill Rate + 7.75%), 12.04%,
7/7/2026(a)(d) 400,000 408,560
Series B, (3 Month Treasury
Bill Rate + 10.25%),
14.54%, 7/7/2026(a)(d) 450,000 465,930
Series A, (3 Month Treasury
Bill Rate + 7.25%), 11.54%,
7/7/2027(a)(d) 250,000 257,975
Series C, (3 Month Treasury
Bill Rate + 8.50%), 12.79%,
7/7/2027(a)(d) 250,000 251,475
Mystic Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 8.93%), 13.22%,
1/8/2026(a)(d) 450,000 458,955
Series A, (3 Month Treasury
Bill Rate + 12.00%),
16.29%, 1/8/2027(a)(d) 250,000 259,750

70 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(d) 780,000 807,445
Palm RE Ltd. ,
Series A, (T-BILL 1MO
+ 9.50%), 13.79%,
6/7/2027(a)(d) 250,000 256,125
Purple Re Ltd. ,
Series A, (T-BILL 1MO
+ 9.00%), 13.29%,
6/7/2027(a)(d) 500,000 511,050
Residential Reinsurance 2004
Ltd. ,
Series 4, (3 Month Treasury
Bill Rate + 5.25%), 9.54%,
12/6/2028(a)(d) 250,000 249,500
Series 3, (3 Month Treasury
Bill Rate + 7.00%), 11.29%,
12/6/2028(a)(d) 250,000 251,650
Residential Reinsurance 2023
Ltd. ,
Series 5, (3 Month Treasury
Bill Rate + 5.92%), 10.21%,
12/6/2027(a)(d) 250,000 258,075
Series 3, (T-BILL 1MO
+ 8.42%), 12.71%,
12/6/2027(a)(d) 250,000 257,050
Sanders Re III Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.41%), 7.70%,
4/7/2026(a)(d) 450,000 443,115
Series A, (3 Month Treasury
Bill Rate + 8.14%), 12.43%,
6/5/2026(a)(d) 450,000 461,430
(3 Month Treasury Bill
Rate + 5.55%), 9.86%,
4/7/2027(a)(d) 450,000 459,000
Series A, (3 Month Treasury
Bill Rate + 5.75%), 10.04%,
4/7/2028(a)(d) 250,000 257,950
Solomon Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.52%), 9.81%,
6/8/2026(a)(d) 450,000 457,965
Titania RE Ltd. ,
Series A, (T-BILL 1MO
+ 13.13%), 17.42%,
2/27/2026(a)(d) 450,000 462,600
Torrey Pines Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.22%), 9.51%,
6/5/2026(a)(d) 450,000 457,380
Series A, (T-BILL 1MO
+ 6.00%), 10.29%,
6/7/2027(a)(d) 250,000 257,850
Ursa Re Ltd. ,
Series Aa, (3 Month
Treasury Bill Rate + 5.50%),
9.79%, 12/6/2025(a)(d) 450,000 454,320
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Vitality Re XIII Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 2.00%,
1/6/2026(a)(d) 450,000 450,720
Series B, (3 Month Treasury
Bill Rate + 2.75%), 2.75%,
1/6/2026(a)(d) 250,000 250,725
Vitality Re XIV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 3.50%,
1/5/2027(a)(d) 500,000 511,850
34,171,698
IT Services 0 .9%
Acuris Finance US, Inc. ,
9.00%, 8/1/2029(a)(f) 2,485,000 2,540,803
Media 0 .5%
CSC Holdings LLC ,
11.75%, 1/31/2029(a)(f) 1,465,000 1,393,443
Metals & Mining 0 .2%
Galileo Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 7.00%), 11.31%,
1/8/2026(a)(d) 250,000 252,000
Series A, (3 Month Treasury
Bill Rate + 7.00%), 11.29%,
1/7/2028(a)(d) 250,000 258,925
510,925
Multi-Utilities 0 .4%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(d) 1,330,000 1,297,181
Office REITs 0 .9%
COPT Defense Properties LP ,
2.90%, 12/1/2033 3,150,000 2,588,996
Oil, Gas & Consumable Fuels 8 .8%
Aker BP ASA ,
6.00%, 6/13/2033(a) 2,005,000 2,067,086
APA Corp. ,
6.75%, 2/15/2055(a)(f) 2,960,000 2,796,051
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.92%),
6.13%, 3/18/2035(d)(f)(g) 2,605,000 2,600,712
Delek Logistics Partners LP ,
8.63%, 3/15/2029(a) 1,970,000 2,044,627
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.97%),
7.20%, 6/27/2054(d) 185,000 190,059

NVIT Strategic Income Fund - June 30, 2025 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d) 185,000 192,213
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(d)(f) 990,000 1,102,234
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(g) 620,000 631,572
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 689,530
Hilcorp Energy I LP ,
6.88%, 5/15/2034(a)(f) 1,930,000 1,848,615
7.25%, 2/15/2035(a)(f) 480,000 469,369
Kosmos Energy Ltd. ,
7.75%, 5/1/2027(a) 2,150,000 1,910,812
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 801,832 632,966
Saudi Arabian Oil Co. ,
6.38%, 6/2/2055(a)(f) 2,095,000 2,094,216
Summit Midstream Holdings
LLC ,
8.63%, 10/31/2029(a) 1,500,000 1,534,554
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,106,000 959,455
Var Energi ASA ,
6.50%, 5/22/2035(a)(f) 410,000 424,003
Venture Global Plaquemines
LNG LLC ,
6.50%, 1/15/2034(a) 710,000 710,000
6.75%, 1/15/2036(a) 1,305,000 1,305,000
Wildfire Intermediate Holdings
LLC ,
7.50%, 10/15/2029(a)(f) 1,385,000 1,375,820
25,578,894
Passenger Airlines 1 .9%
ABRA Global Finance ,
6.00%, 10/22/2029(a)(e) 2,665,507 2,022,528
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(f) 345,000 344,697
Avianca Midco 2 plc ,
9.63%, 2/14/2030(a) 1,464,000 1,350,247
Grupo Aeromexico SAB de
CV ,
8.25%, 11/15/2029(a) 575,000 564,765
8.63%, 11/15/2031(a) 1,235,000 1,179,610
5,461,847
Pharmaceuticals 0 .9%
1261229 BC Ltd. ,
10.00%, 4/15/2032(a)(f) 775,000 781,797
Teva Pharmaceutical Finance
Netherlands II BV ,
4.38%, 5/9/2030 EUR 1,598,000 1,914,880
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Tricida, Inc. ,
3.50%, 5/15/2027^∞ 2,520,000 0
2,696,677
Semiconductors & Semiconductor Equipment 0 .6%
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a)(f) 1,350,000 1,420,527
5.88%, 1/25/2034(a) 264,000 268,258
1,688,785
Software 0 .2%
Autodesk, Inc. ,
5.30%, 6/15/2035 450,000 457,728
Wireless Telecommunication Services 0 .4%
T-Mobile USA, Inc. ,
3.50%, 2/11/2037 EUR 925,000 1,046,685
WOM Mobile SA ,
+ 0.00%), 11.00%,
4/1/2031(a)(d)(e) 186,969 178,649
1,225,334
Total Corporate Bonds
(cost $182,635,466)
184,647,057
Foreign Government Securities 3 .9%
CHILE 0 .3%
Republic of Chile ,
3.75%, 1/14/2032 EUR 680,000 814,749
COLOMBIA 0 .4%
Republic of Colombia ,
8.50%, 4/25/2035 1,235,000 1,281,290
IVORY COAST 0 .8%
Republic of Cote d'Ivoire ,
4.88%, 1/30/2032(a) 2,092,000 2,206,821
MEXICO 1 .7%
United Mexican States ,
5.13%, 5/4/2037 3,550,000 4,113,802
6.88%, 5/13/2037 820,000 854,686
4,968,488
PERU 0 .7%
Republic of Peru ,
5.50%, 3/30/2036 2,205,000 2,206,433
Total Foreign Government Securities
(cost $10,775,202)
11,477,781
Loan Participations 3 .7%
Commercial Services & Supplies 0 .2%
Amentum Holdings, Inc., First
Lien Term Loan, (CME Term
SOFR 1 Month + 2.25%),
6.58%, 9/29/2031 (d) 594,825 593,338
0

72 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Strategic Income Fund
Loan Participations
Principal
Amount ($) Value ($)
Diversified Consumer Services 0 .5%
Champions Financing, Inc.,
First Lien Term Loan, (CME
Term SOFR 3 Month +
4.75%), 9.08%, 2/6/2029 (d) 1,584,000 1,476,193
0
Electric Utilities 0 .3%
Alpha Generation LLC, First
Lien Term Loan B, (CME
Term SOFR 1 Month +
2.00%), 6.33%, 9/30/2031
(d) 835,800 834,061
0
Health Care Equipment & Supplies 0 .2%
Sotera Health Holdings LLC,
First Lien Term Loan, (CME
Term SOFR 3 Month +
3.25%), 7.55%, 5/30/2031
(d) 523,960 525,600
0
Hotels, Restaurants & Leisure 1 .2%
River Rock Entertainment,
First Lien Term Loan, (CME
Term SOFR 3 Month +
9.00%), 10.00%, 6/25/2031
(d) 3,705,000 3,593,850
0
IT Services 0 .5%
Fortress Intermediate 3, Inc.,
First Lien Term Loan, (CME
Term SOFR 1 Month +
3.50%), 7.83%, 6/27/2031
(d) 1,357,740 1,359,437
0
Media 0 .1%
DIRECTV Financing LLC, First
Lien Term Loan B, (CME
Term SOFR 3 Month +
5.25%), 9.79%, 8/2/2029 (d) 393,575 389,816
0
Pharmaceuticals 0 .7%
1261229 BC Ltd., First Lien
Term Loan, (CME Term
SOFR 1 Month + 6.25%),
10.56%, 10/8/2030 (d) 2,050,000 1,972,797
0
Total Loan Participations
(cost $10,846,372) 10,745,092
Mortgage-Backed Securities 19 .3%
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
5.50%, 7/25/2040 5,800,000
5,905,110
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.50%, 7/25/2055 5,800,000 5,221,191
4.00%, 7/25/2055 6,000,000 5,578,361
4.50%, 7/25/2055 9,000,000 8,607,793
5.00%, 7/25/2055 8,700,000 8,525,131
5.50%, 7/25/2055 11,200,000 11,197,438
6.00%, 7/25/2055 2,700,000 2,743,532
6.50%, 7/25/2055 2,800,000 2,890,935
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
6.00%, 7/15/2055 2,800,000 2,840,900
6.50%, 7/15/2055 2,700,000 2,771,630
Total Mortgage-Backed Securities
(cost $55,809,529)
56,282,021
Supranational 0 .3%
International Bank for
Reconstruction &
Development
(SOFR + 4.22%), 8.67%,
4/24/2028(a)(d) 250,000 256,375
(SOFR + 12.22%), 16.51%,
4/24/2028(a)(d) 250,000 262,725
(SOFR + 13.72%), 18.01%,
4/24/2028(a)(d) 250,000 256,550
Total Supranational
(cost $750,000)
775,650
Warrants 0 .0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 19,217
Total Warrants
(cost $0)
19,217
Repurchase Agreements 6 .1%
Principal
Amount ($)
BNP Paribas Securities
Corp.
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,000,607,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054;
total market value
$5,100,000. (h)(i) 5,000,000 5,000,000
Cantor Fitzgerald & Co.
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,652,911,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$2,705,639. (h)(i) 2,652,587 2,652,587

NVIT Strategic Income Fund - June 30, 2025 (Unaudited) - Statement of Investments - 73
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,000,611,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$5,100,000. (h)(i) 5,000,000 5,000,000
Pershing LLC
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $5,000,611,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $5,100,015. (h)(i) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $17,652,587)
17,652,587
TBA Sale Commitments ( 0 .1 ) %
†
Mortgage-Backed Security ( 0 .1 ) %
†
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 7/25/2055 (200,000)
(173,028)
Total TBA Sale Commitment
$(172,836)
(173,028)
Total Investments
(cost $350,196,569) — 121.7%
354,441,938
Liabilities in excess of other
assets — (21.7)% (63,243,990)
NET ASSETS — 100.0%
$ 291,197,948
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$205,269,802 which represents 70.49% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2025.
(e) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(f) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $40,626,427, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $17,652,587 and by $24,353,533 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 5.00%, and maturity dates ranging from
7/15/2025 - 2/15/2055, a total value of $42,006,120.
(g) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2025. The
maturity date reflects the next call date.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $17,652,587.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar

74 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.35 USD 533,898 (9,519) (3,622) (13,141)
Markit CDX North
American High
Yield Index Series
44-V1 5.00 Quarterly 6/20/2030 3.19 USD 99,400,000 (4,796,000) (2,809,003) (7,605,003)
(4,805,519) (2,812,625) (7,618,144)
As of June 30, 2025, the Fund had $4,825,719 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

NVIT Strategic Income Fund - June 30, 2025 (Unaudited) - Statement of Investments - 75
Forward Foreign Currency Contracts outstanding as of June 30, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 16,499,136 EUR 14,335,522 Morgan Stanley Co., Inc. 7/25/2025 (415,387)
USD 734,410 MXN 14,036,553 Goldman Sachs International 9/25/2025 (6,781)
Total unrealized depreciation (422,168)
Net unrealized depreciation (422,168)
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 29 9/2025 USD 6,032,680 (981)
U.S. Treasury 10 Year Note 69 9/2025 USD 7,736,625 58,431
Total long contracts 57,450
Short Contracts
Euro-Bobl (12) 9/2025 EUR (1,663,454) 7,453
Euro-Bund (27) 9/2025 EUR (4,139,375) 30,439
U.S. Treasury 5 Year Note (381) 9/2025 USD (41,529,000) (413,359)
U.S. Treasury 10 Year Ultra Note (582) 9/2025 USD (66,502,594) (1,228,920)
U.S. Treasury Long Bond (85) 9/2025 USD (9,814,844) (305,314)
U.S. Treasury Ultra Bond (78) 9/2025 USD (9,291,750) (314,571)
Total short contracts (2,224,272)
Net contracts (2,166,822)
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

76 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine
Total Return
Tactical Fund
Assets:
Investment securities, at value
*
$ 86,668,587
Repurchase agreements, at value —
Cash 2,440,781
Cash pledged for swap contracts —
Deposits with broker for futures contracts 425,434
Foreign currencies, at value 69
Interest and dividends receivable 546,880
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 388,810
Receivable for variation margin on futures contracts 70,875
Receivable for reimbursement from investment adviser (Note 3) 12,856
Prepaid expenses 297
Total Assets 90,554,589
Liabilities:
Payable for investments purchased 257,992
Payable for capital shares redeemed 377,103
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 42,495
Fund administration fees 27,038
Distribution fees 6,394
Administrative servicing fees 10,071
Accounting and transfer agent fees 7,797
Trustee fees 59
Due to broker —
Custodian fees 2,383
Compliance program costs (Note 3) 114
Professional fees 25,601
Printing fees 15,618
Other 1,819
Total Liabilities 774,484
Commitments and contingencies (Note 3) —
Net Assets $ 89,780,105
* Includes value of securities on loan (Note 2) —
Cost of investment securities 90,510,771
Cost of repurchase agreements —
Cost of foreign currencies 63
Represented by:
Capital $ 115,534,441
Total distributable earnings (loss) (25,754,336)
Net Assets $ 89,780,105

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 77
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
NVIT J.P. Morgan
Inflation Managed
Fund
NVIT Loomis Core
Bond Fund
NVIT Loomis Short
Term Bond Fund
$ 270,202,278 $ 1,571,268,752 $ 24,627,825 $ 3,398,883,204 $ 1,138,338,244
1,001,100 1,778,000,000 — 92,577,819 61,395,377
3,478,419 1,911,761 2,678,369 122,468,381 38,587,920
— — 655,502 — —
274,983 — 2,219 — —
— — — — —
1,374,125 6,854,538 207,614 24,229,353 8,580,785
842 — — 20,372 14,718
3,107 — 2,999,292 16,347,925 5,331,353
101,625 177 948 1,530,305 134,742
— — 2,846 — —
8,391 — 8,747 — —
1,053 16,976 26,382 16,354 4,344
276,445,923 3,358,052,204 31,209,744 3,656,073,713 1,252,387,483
— 35,665,720 5,202,786 102,771,518 36,320,154
221,625 — 4 1,335,040 275,802
12,227 — — — 131,228
— — 653,266 — —
1,001,100 — — 92,577,819 61,395,377
111,639 692,701 3,291 1,093,321 322,115
30,826 124,547 6,394 142,565 60,439
1,216 46,752 5,144 95,534 32,154
52,623 270,881 438 26,220 54,217
1,353 3,899 190 283 4,225
8 94 — 3,529 68
— — — — 7,749
2,132 9,801 114 6,553 10,182
310 3,581 20 4,287 1,265
23,462 41,373 11,899 24,951 31,009
35,287 32,120 — 10,524 9,760
3,048 9,886 36 15,529 7,675
1,496,856 36,901,355 5,883,582 198,107,673 98,663,419
— — — — —
$ 274,949,067 $ 3,321,150,849 $ 25,326,162 $ 3,457,966,040 $ 1,153,724,064
1,946,875 — — 229,745,972 102,259,244
284,236,161 1,571,268,752 24,492,612 3,479,852,991 1,127,682,785
1,001,100 1,778,000,000 — 92,577,819 61,395,377
— — — — —
$ 324,250,998 $ 3,321,147,139 $ 25,082,920 $ 3,649,942,017 $ 1,224,274,437
(49,301,931) 3,710 243,242 (191,975,977) (70,550,373)
$ 274,949,067 $ 3,321,150,849 $ 25,326,162 $ 3,457,966,040 $ 1,153,724,064

78 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine
Total Return
Tactical Fund
Net Assets:
Class I Shares $ 5,556
Class II Shares 52,828,600
Class IV Shares —
Class P Shares —
Class V Shares —
Class Y Shares 36,945,949
Total $ 89,780,105
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 645
Class II Shares 6,336,202
Class IV Shares —
Class P Shares —
Class V Shares —
Class Y Shares 4,417,614
Total 10,754,461
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .61
Class II Shares $ 8 .34
Class IV Shares $ —
Class P Shares $ —
Class V Shares $ —
Class Y Shares $ 8 .36

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 79
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
NVIT J.P. Morgan
Inflation Managed
Fund
NVIT Loomis Core
Bond Fund
NVIT Loomis Short
Term Bond Fund
$ 260,225,215 $ 1,265,939,404 $ 5,051 $ 54,417,029 $ 278,081,079
5,987,747 228,368,364 25,321,111 33,445,771 156,625,166
8,730,504 32,940,973 — — —
— — — 430,792,193 —
— 1,274,877,467 — — —
5,601 519,024,641 — 2,939,311,047 719,017,819
$ 274,949,067 $ 3,321,150,849 $ 25,326,162 $ 3,457,966,040 $ 1,153,724,064
27,099,943 1,265,943,553 500 5,839,531 27,735,679
625,775 228,368,049 2,507,796 3,607,816 15,696,972
910,008 32,941,089 — — —
— — — 46,284,720 —
— 1,274,876,924 — — —
584 519,027,503 — 315,485,266 71,620,924
28,636,310 3,321,157,118 2,508,296 371,217,333 115,053,575
$ 9 .60 $ 1 .00 $ 10 .10 $ 9 .32 $ 10 .03
$ 9 .57 $ 1 .00 $ 10 .10 $ 9 .27 $ 9 .98
$ 9 .59 $ 1 .00 $ — $ — $ —
$ — $ — $ — $ 9 .31 $ —
$ — $ 1 .00 $ — $ — $ —
$ 9 .59 $ 1 .00 $ — $ 9 .32 $ 10 .04

80 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short
Term High Yield
Fund
Assets:
Investment securities, at value
*
$ 82,526,977
Repurchase agreements, at value —
Cash 3,634,116
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Interest and dividends receivable 1,149,841
Security lending income receivable —
Receivable for investments sold 1,790,471
Receivable for capital shares issued 3,099
Receivable for reimbursement from investment adviser (Note 3) 10,619
Prepaid expenses 350
Total Assets 89,115,473
Liabilities:
Payable for investments purchased 2,711,723
Payable for capital shares redeemed 16,131
Payable for variation margin on futures contracts 13,656
Payable for variation margin on centrally cleared swap contracts —
TBA Sale Commitments, at value (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 48,565
Fund administration fees 24,074
Administrative servicing fees 14,687
Accounting and transfer agent fees 3,770
Trustee fees 4
Custodian fees 36
Compliance program costs (Note 3) 94
Professional fees 21,927
Printing fees 16,542
Other 780
Total Liabilities 2,871,989
Commitments and contingencies (Note 3) —
Net Assets $ 86,243,484
* Includes value of securities on loan (Note 2) —
Cost of investment securities 82,288,552
Cost of repurchase agreements —
Represented by:
Capital $ 99,783,211
Total distributable earnings (loss) (13,539,727)
Net Assets $ 86,243,484

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 81
NVIT Strategic
Income Fund
$ 336,962,379
17,652,587
4,321,387
4,825,719
3,038,298
3,104,773
6,630
66,807,504
181,641
—
1,214
436,902,132
126,247,361
257,802
495,163
195,104
173,028
422,168
17,652,587
135,326
30,742
22,520
1,914
2
2,586
307
30,837
35,655
1,082
145,704,184
—
$ 291,197,948
40,626,427
332,716,818
17,652,587
$ 295,820,719
(4,622,771)
$ 291,197,948

82 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short
Term High Yield
Fund
Net Assets:
Class I Shares $ 86,243,484
Total $ 86,243,484
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 14,482,752
Total 14,482,752
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 5 .95

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 83
NVIT Strategic
Income Fund
$ 291,197,948
$ 291,197,948
32,611,986
32,611,986
$ 8 .93

84 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine
Total Return
Tactical Fund
INVESTMENT INCOME:
Interest income $ 2,454,194
Dividend income 42,691
Income from securities lending (net of fees) (Note 2) —
Total Income 2,496,885
EXPENSES:
Investment advisory fees 262,044
Fund administration fees 38,702
Distribution fees Class II Shares 62,826
Distribution fees Class P Shares —
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 62,826
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class V Shares —
Professional fees 26,218
Printing fees —
Trustee fees 1,659
Custodian fees 2,343
Accounting and transfer agent fees 16,915
Compliance program costs (Note 3) 215
Other 941
Total expenses before fees waived and expenses reimbursed 474,689
Distribution fees waived - Class II (Note 3) (25,130)
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (83,727)
Expenses reimbursed by subadviser (Note 3) (3,142)
Net Expenses 362,690
NET INVESTMENT INCOME 2,134,195
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (198,358)
Expiration or closing of futures contracts (Note 2) (334,449)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (532,807)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 1,268,847
Futures contracts (Note 2) 840,161
Translation of assets and liabilities denominated in foreign currencies (Note 2) 8
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 2,109,016
Net realized/unrealized gains (losses) 1,576,209
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 3,710,404
(a) For the period from April 28, 2025 (commencement of operations) through June 30, 2025.
(b) For the period from January 22, 2025 (commencement of operations) through June 30, 2025.
(c) Excludes unrealized depreciation of $38,590,316 from the merger (Note 9).

Fixed Income Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 85
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
NVIT J.P. Morgan
Inflation Managed
Fund(a)
NVIT Loomis Core
Bond Fund
NVIT Loomis Short
Term Bond Fund
$ 6,090,247 $ 76,572,238 $ 188,541 $ 69,462,950 $ 29,647,682
— — — — —
4,929 — — 28,149 75,788
6,095,176 76,572,238 188,541 69,491,099 29,723,470
702,869 4,836,495 6,895 5,702,211 2,015,250
63,529 461,900 6,892 416,743 174,919
7,404 281,106 10,948 80,784 200,071
— — — 353,657 (b) —
201,283 925,674 — 30,463 201,636
4,443 168,664 438 48,450 120,043
6,442 23,759 — — —
— 737,204 — — —
26,161 78,372 13,411 59,687 44,611
5,461 29,477 109 9,145 10,397
5,110 63,655 229 42,507 21,202
5,237 26,667 114 30,635 19,466
3,995 10,391 193 13,031 11,735
635 7,833 20 5,813 2,561
1,996 18,286 36 11,137 7,122
1,034,565 7,669,483 39,285 6,804,263 2,829,013
— — — — —
(10,811) — — — (48,387)
— (471,335) — — —
(24,844) — (16,906) — —
— — — — —
998,910 7,198,148 22,379 6,804,263 2,780,626
5,096,266 69,374,090 166,162 62,686,836 26,942,844
(5,849,260) 1,194 (47,250) (31,757,933) 2,341,341
44,508 — (40,266) — (391,171)
— — (11,113) — —
(5,804,752) 1,194 (98,629) (31,757,933) 1,950,170
10,979,762 — 135,213 56,391,853 (c) 7,223,026
324,298 — 79,773 — (824,227)
— — — — —
— — (39,277) — —
11,304,060 — 175,709 56,391,853 6,398,799
5,499,308 1,194 77,080 24,633,920 8,348,969
$ 10,595,574 $ 69,375,284 $ 243,242 $ 87,320,756 $ 35,291,813

86 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short
Term High Yield
Fund
INVESTMENT INCOME:
Interest income $ 2,782,677
Income from securities lending (net of fees) (Note 2) —
Total Income 2,782,677
EXPENSES:
Investment advisory fees 302,405
Fund administration fees 36,324
Administrative servicing fees Class I Shares 66,303
Professional fees 22,744
Trustee fees 1,577
Custodian fees 1,786
Accounting and transfer agent fees 12,602
Compliance program costs (Note 3) 197
Other 606
Total expenses before expenses reimbursed 444,544
Expenses reimbursed by adviser (Note 3) (49,528)
Net Expenses 395,016
NET INVESTMENT INCOME 2,387,661
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (4,155,621)
Expiration or closing of futures contracts (Note 2) 75,738
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (4,079,883)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 3,943,318
Futures contracts (Note 2) (75,195)
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
TBA Sale Commitments (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 3,868,123
Net realized/unrealized gains (losses) (211,760)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 2,175,901

Fixed Income Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 87
NVIT Strategic
Income Fund
$ 10,399,750
31,398
10,431,148
810,024
62,789
214,154
32,732
5,188
7,324
7,296
626
1,555
1,141,688
—
1,141,688
9,289,460
(587,153)
207,623
(1,397,767)
337,755
(7,602)
251,608
(1,195,536)
6,440,030
(3,218,670)
(479,269)
30,216
(192)
(1,861,030)
911,085
(284,451)
$ 9,005,009

The accompanying notes are an integral part of these financial statements.
88 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 2,134,195 $ 7,461,841
Net realized gains (losses) (532,807) (6,885,347)
Net change in unrealized appreciation/depreciation 2,109,016 9,389,627
Change in net assets resulting from operations 3,710,404 9,966,121
Distributions to Shareholders From:
Distributable earnings:
Class I — (426)
Class II — (3,739,793)
Class IV — —
Class V — —
Class Y — (4,641,818)
Return of capital:
Class I — (59)
Class II — (520,432)
Class Y — (465,197)
Change in net assets from shareholder distributions — (9,367,725)
Change in net assets from capital transactions (2,657,782) (99,999,895)
Change in net assets 1,052,622 (99,401,499)
Net Assets:
Beginning of period 88,727,483 188,128,982
End of period $ 89,780,105 $ 88,727,483

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 89
NVIT Government Bond Fund NVIT Government Money Market Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 5,096,266 $ 10,157,095 $ 69,374,090 $ 144,393,877
(5,804,752) (5,553,172) 1,194 2,579
11,304,060 (2,068,583) — —
10,595,574 2,535,340 69,375,284 144,396,456
— (9,843,104) (24,347,442) (56,565,159)
— (202,928) (4,155,259) (10,100,700)
— (293,393) (624,959) (1,461,469)
— — (29,475,007) (54,811,348)
— (191) (10,771,425) (21,455,262)
— — — —
— — — —
— — — —
— (10,339,616) (69,374,092) (144,393,938)
(22,752,412) (64,186,077) (192,098,913) 705,694,699
(12,156,838) (71,990,353) (192,097,721) 705,697,217
287,105,905 359,096,258 3,513,248,570 2,807,551,353
$ 274,949,067 $ 287,105,905 $ 3,321,150,849 $ 3,513,248,570

The accompanying notes are an integral part of these financial statements.
90 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — 485
Cost of shares redeemed — —
Total Class I Shares — 485
Class II Shares
Proceeds from shares issued 8,368,003 18,585,535
Dividends reinvested — 4,260,225
Cost of shares redeemed (5,393,867) (6,150,663)
Total Class II Shares 2,974,136 16,695,097
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class V Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class V Shares — —
Class Y Shares
Proceeds from shares issued 5,585,434 13,517,490
Dividends reinvested — 5,107,015
Cost of shares redeemed (11,217,352) (135,319,982)
Total Class Y Shares (5,631,918) (116,695,477)
Change in net assets from capital transactions $ (2,657,782) $ (99,999,895)

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 91
NVIT Government Bond Fund NVIT Government Money Market Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 32,182,740 $ 43,608,124 $ 242,717,352 $ 508,080,859
— 9,843,104 24,311,878 56,565,159
(54,108,026) (117,525,770) (230,920,133) (440,983,912)
(21,925,286) (64,074,542) 36,109,097 123,662,106
98,732 1,170,050 209,629,797 334,586,348
— 202,928 4,155,259 10,100,700
(683,849) (1,199,523) (210,187,273) (352,193,432)
(585,117) 173,455 3,597,783 (7,506,384)
600,151 787,602 5,003,473 8,195,870
— 293,393 624,959 1,461,469
(842,160) (1,366,176) (4,720,483) (9,941,675)
(242,009) (285,181) 907,949 (284,336)
— — 458,705,552 1,366,476,122
— — 29,474,601 54,809,942
— — (781,573,473) (920,424,722)
— — (293,393,320) 500,861,342
— — 349,716,881 616,439,063
— 191 10,771,425 21,455,262
— — (299,808,728) (548,932,354)
— 191 60,679,578 88,961,971
$ (22,752,412) $ (64,186,077) $ (192,098,913) $ 705,694,699

The accompanying notes are an integral part of these financial statements.
92 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — 57
Redeemed — —
Total Class I Shares — 57
Class II Shares
Issued 1,024,133 2,149,251
Reinvested — 518,087
Redeemed (657,426) (718,038)
Total Class II Shares 366,707 1,949,300
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class V Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class V Shares — —
Class Y Shares
Issued 682,985 1,550,765
Reinvested — 606,182
Redeemed (1,363,773) (15,102,684)
Total Class Y Shares (680,788) (12,945,737)
Total change in shares (314,081) (10,996,380)

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 93
NVIT Government Bond Fund NVIT Government Money Market Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
3,425,808 4,599,289 242,717,351 508,080,860
— 1,041,322 24,311,878 56,565,287
(5,737,189) (12,512,173) (230,920,133) (440,983,911)
(2,311,381) (6,871,562) 36,109,096 123,662,236
10,455 121,485 209,629,797 334,586,348
— 21,515 4,155,440 10,100,752
(74,084) (126,881) (210,187,273) (352,193,432)
(63,629) 16,119 3,597,964 (7,506,332)
63,493 83,178 5,003,473 8,195,869
— 31,036 624,957 1,461,497
(89,115) (143,942) (4,720,483) (9,941,675)
(25,622) (29,728) 907,947 (284,309)
— — 458,705,552 1,366,476,122
— — 29,474,323 54,809,259
— — (781,573,473) (920,424,723)
— — (293,393,598) 500,860,658
— — 349,716,881 616,439,063
— 20 10,771,525 21,455,738
— — (299,808,727) (548,932,355)
— 20 60,679,679 88,962,446
(2,400,632) (6,885,151) (192,098,912) 705,694,699

The accompanying notes are an integral part of these financial statements.
94 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Fixed Income Funds
NVIT J.P. Morgan Inflation
Managed Fund
Period Ended
June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income $ 166,162
Net realized gains (losses) (98,629)
Net change in unrealized appreciation/depreciation 175,709
Change in net assets resulting from operations 243,242
Distributions to Shareholders From:
Distributable earnings:
Class I —
Class II —
Class Y —
Change in net assets from shareholder distributions —
Change in net assets from capital transactions 25,082,920
Change in net assets 25,326,162
Net Assets:
Beginning of period —
End of period $ 25,326,162
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 5,000
Proceeds from shares issued from merger (Note 9) —
Dividends reinvested —
Cost of shares redeemed —
Total Class I Shares 5,000
Class II Shares
Proceeds from shares issued 25,077,937
Proceeds from shares issued from merger (Note 9) —
Dividends reinvested —
Cost of shares redeemed (17)
Total Class II Shares 25,077,920
Class P Shares
Proceeds from shares issued —
Proceeds from shares issued from merger (Note 9) —
Dividends reinvested —
Cost of shares redeemed —
Total Class P Shares —
Class Y Shares
Proceeds from shares issued —
Proceeds from shares issued from merger (Note 9) —
Dividends reinvested —
Cost of shares redeemed —
Total Class Y Shares —
Change in net assets from capital transactions $ 25,082,920

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 95
NVIT Loomis Core Bond Fund NVIT Loomis Short Term Bond Fund
Six Months Ended
June 30, 2025 (Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025 (Unaudited)
Year Ended
December 31, 2024
$ 62,686,836 $ 70,827,887 $ 26,942,844 $ 57,996,269
(31,757,933) (29,876,985) 1,950,170 10,236,319
56,391,853 (24,038,955) 6,398,799 (3,794,317)
87,320,756 16,911,947 35,291,813 64,438,271
— (496,667) — (11,672,225)
— (2,879,142) — (6,866,477)
— (59,947,373) — (33,787,382)
— (63,323,182) — (52,326,084)
1,512,234,498 196,462,003 (63,203,195) 22,045,258
1,599,555,254 150,050,768 (27,911,382) 34,157,445
1,858,410,786 1,708,360,018 1,181,635,446 1,147,478,001
$ 3,457,966,040 $ 1,858,410,786 $ 1,153,724,064 $ 1,181,635,446
$ 12,394,833 $ 1,181,772 $ 11,958,774 $ 112,289,452
40,667,084 — — —
— 496,667 — 11,672,225
(14,682,729) (2,332,038) (7,335,270) (16,312,374)
38,379,188 (653,599) 4,623,504 107,649,303
2,027,230 6,481,233 3,741,436 17,690,274
2,482,575 — — —
— 2,879,142 — 6,866,477
(68,162,989) (14,978,390) (19,618,720) (42,353,336)
(63,653,184) (5,618,015) (15,877,284) (17,796,585)
48,894,673 (b) — — —
401,460,028 (b) — — —
— (b) — — —
(23,697,412) (b) — — —
426,657,289 (b) — — —
124,024,674 454,687,804 12,658,470 34,069,302
1,209,924,478 — — —
— 59,947,373 — 33,787,382
(223,097,947) (311,901,560) (64,607,885) (135,664,144)
1,110,851,205 202,733,617 (51,949,415) (67,807,460)
$ 1,512,234,498 $ 196,462,003 $ (63,203,195) $ 22,045,258

The accompanying notes are an integral part of these financial statements.
96 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Fixed Income Funds
NVIT J.P. Morgan Inflation
Managed Fund
Period Ended
June 30, 2025(a) (Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued 500
Issued in merger (Note 9) —
Reinvested —
Redeemed —
Total Class I Shares 500
Class II Shares
Issued 2,507,797
Issued in merger (Note 9) —
Reinvested —
Redeemed (1)
Total Class II Shares 2,507,796
Class P Shares
Issued —
Issued in merger (Note 9) —
Reinvested —
Redeemed —
Total Class P Shares —
Class Y Shares
Issued —
Issued in merger (Note 9) —
Reinvested —
Redeemed —
Total Class Y Shares —
Total change in shares 2,508,296
(a) For the period from April 28, 2025 (commencement of operations) through June 30, 2025.
(b) For the period from January 22, 2025 (commencement of operations) through June 30, 2025.

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 97
NVIT Loomis Core Bond Fund NVIT Loomis Short Term Bond Fund
Six Months Ended
June 30, 2025 (Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025 (Unaudited)
Year Ended
December 31, 2024
1,355,209 129,637 1,212,740 11,551,077
4,408,453 — — —
— 54,050 — 1,195,993
(1,607,447) (254,910) (744,624) (1,663,701)
4,156,215 (71,223) 468,116 11,083,369
219,363 718,762 380,537 1,805,005
270,349 — — —
— 314,294 — 705,639
(7,433,424) (1,639,711) (1,999,760) (4,300,402)
(6,943,712) (606,655) (1,619,223) (1,789,758)
5,306,118 (b) — — —
43,559,534 (b) — — —
— (b) — — —
(2,580,932) (b) — — —
46,284,720 (b) — — —
13,703,436 48,112,820 1,287,056 3,380,692
131,269,867 — — —
— 6,533,977 — 3,461,499
(24,401,031) (33,664,263) (6,550,290) (13,646,102)
120,572,272 20,982,534 (5,263,234) (6,803,911)
164,069,495 20,304,656 (6,414,341) 2,489,700

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Fixed Income Funds
NVIT Loomis Short Term High Yield Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 2,387,661 $ 5,349,427
Net realized losses (4,079,883) (2,603,668)
Net change in unrealized appreciation/depreciation 3,868,123 3,061,928
Change in net assets resulting from operations 2,175,901 5,807,687
Distributions to Shareholders From:
Distributable earnings:
Class I — (5,392,099)
Change in net assets from shareholder distributions — (5,392,099)
Change in net assets from capital transactions (12,879,765) (4,307,713)
Change in net assets (10,703,864) (3,892,125)
Net Assets:
Beginning of period 96,947,348 100,839,473
End of period $ 86,243,484 $ 96,947,348
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,780,265 $ 9,471,817
Dividends reinvested — 5,392,099
Cost of shares redeemed (16,660,030) (19,171,629)
Total Class I Shares (12,879,765) (4,307,713)
Change in net assets from capital transactions $ (12,879,765) $ (4,307,713)
SHARE TRANSACTIONS:
Class I Shares
Issued 643,802 1,595,066
Reinvested — 915,635
Redeemed (2,832,514) (3,257,434)
Total Class I Shares (2,188,712) (746,733)
Total change in shares (2,188,712) (746,733)

Fixed Income Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 99
NVIT Strategic Income Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 9,289,460 $ 18,037,742
(1,195,536) (7,472,075)
911,085 15,821,331
9,005,009 26,386,998
— (17,487,473)
— (17,487,473)
1,349,442 34,908,056
10,354,451 43,807,581
280,843,497 237,035,916
$ 291,197,948 $ 280,843,497
$ 25,751,421 $ 79,267,535
— 17,487,473
(24,401,979) (61,846,952)
1,349,442 34,908,056
$ 1,349,442 $ 34,908,056
2,933,770 9,032,421
— 2,028,709
(2,776,727) (6,966,944)
157,043 4,094,186
157,043 4,094,186

100 - Financial Highlights - June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT DoubleLine Total Return Tactical Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 8.26 $ 0.21 $ 0.14 $ 0.35 $ — $ — $ — $ — $ 8.61 4.24%(g) $ 6 0.58% 4.95% 0.76% 18.19%
12/31/2024 8.74 0.41 (0.07) 0.34 (0.72) — (0.10) (0.82) 8.26 3.69%(g) 5 0.57% 4.67% 0.70% 99.10%
12/31/2023 8.54 0.29 0.21 0.50 (0.30) — — (0.30) 8.74 6.02%(g) 5 0.57% 3.36% 0.67% 83.14%
12/31/2022 10.12 0.29 (1.58) (1.29) (0.29) — — (0.29) 8.54 (12.75)%(g) 5 0.59% 3.12% 0.70% 103.94%
12/31/2021 10.41 0.22 (0.22) — (0.26) (0.03) — (0.29) 10.12 (0.04)% 6 0.62% 2.16% 0.73% 113.27%
12/31/2020 10.05 0.21 0.17 0.38 (0.02) — — (0.02) 10.41 3.83% 6 0.83% 2.11% 0.95% 48.77%
Class II Shares
6/30/2025 (Unaudited) 8.01 0.18 0.15 0.33 — — — — 8.34 4.12% 52,829 0.98% 4.55% 1.27% 18.19%
12/31/2024 8.51 0.37 (0.09) 0.28 (0.69) — (0.09) (0.78) 8.01 3.18% 47,827 0.98% 4.28% 1.22% 99.10%
12/31/2023 8.32 0.26 0.20 0.46 (0.27) — — (0.27) 8.51 5.66% 34,205 0.98% 3.02% 1.19% 83.14%
12/31/2022 9.88 0.25 (1.55) (1.30) (0.26) — — (0.26) 8.32 (13.21)% 26,805 0.98% 2.74% 1.20% 103.94%
12/31/2021 10.18 0.18 (0.22) (0.04) (0.23) (0.03) — (0.26) 9.88 (0.45)% 24,995 0.98% 1.77% 1.20% 113.27%
12/31/2020 10.04 0.20 0.18 0.38 (0.24) — — (0.24) 10.18 3.74% 18,236 0.98% 2.00% 1.20% 48.77%
Class Y Shares
6/30/2025 (Unaudited) 8.02 0.20 0.14 0.34 — — — — 8.36 4.24% 36,946 0.58% 4.94% 0.77% 18.19%
12/31/2024 8.53 0.40 (0.08) 0.32 (0.73) — (0.10) (0.83) 8.02 3.63% 40,895 0.58% 4.58% 0.70% 99.10%
12/31/2023 8.34 0.28 0.22 0.50 (0.31) — — (0.31) 8.53 6.05% 153,919 0.58% 3.32% 0.69% 83.14%
12/31/2022 9.90 0.28 (1.55) (1.27) (0.29) — — (0.29) 8.34 (12.84)% 151,298 0.58% 3.12% 0.70% 103.94%
12/31/2021 10.19 0.22 (0.22) — (0.26) (0.03) — (0.29) 9.90 —% 178,754 0.58% 2.20% 0.70% 113.27%
12/31/2020 10.05 0.24 0.17 0.41 (0.27) — — (0.27) 10.19 4.09% 180,343 0.58% 2.40% 0.70% 48.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - June 30, 2025 (Unaudited) - Financial Highlights - 101
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 9.25 $ 0.17 $ 0.18 $ 0.35 $ — $ — $ — $ 9.60 3.78% $ 260,225 0.70% 3.61% 0.73% 28.84%
12/31/2024 9.47 0.30 (0.20) 0.10 (0.32) — (0.32) 9.25 1.03% 272,089 0.70% 3.17% 0.72% 56.85%
12/31/2023 9.30 0.26 0.17 0.43 (0.26) — (0.26) 9.47 4.70% 343,593 0.69% 2.71% 0.70% 73.73%
12/31/2022 10.87 0.19 (1.55) (1.36) (0.21) — (0.21) 9.30 (12.55)% 320,262 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) 10.87 (2.08)% 403,595 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.87 0.19 0.47 0.66 (0.24) — (0.24) 11.29 6.08% 428,406 0.69% 1.65% 0.71% 59.09%
Class II Shares
6/30/2025 (Unaudited) 9.23 0.16 0.18 0.34 — — — 9.57 3.68% 5,988 0.95% 3.36% 0.98% 28.84%
12/31/2024 9.45 0.28 (0.20) 0.08 (0.30) — (0.30) 9.23 0.81% 6,363 0.95% 2.92% 0.97% 56.85%
12/31/2023 9.28 0.23 0.18 0.41 (0.24) — (0.24) 9.45 4.44% 6,364 0.94% 2.45% 0.95% 73.73%
12/31/2022 10.83 0.16 (1.54) (1.38) (0.17) — (0.17) 9.28 (12.74)% 6,766 0.95% 1.66% 0.96% 68.52%
12/31/2021 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) 10.83 (2.36)% 9,637 0.95% 1.01% 0.96% 73.45%
12/31/2020 10.82 0.16 0.47 0.63 (0.19) — (0.19) 11.26 5.79% 7,380 0.94% 1.41% 0.96% 59.09%
Class IV Shares
6/30/2025 (Unaudited) 9.24 0.17 0.18 0.35 — — — 9.59 3.79% 8,731 0.70% 3.61% 0.73% 28.84%
12/31/2024 9.46 0.30 (0.20) 0.10 (0.32) — (0.32) 9.24 1.03% 8,648 0.70% 3.16% 0.72% 56.85%
12/31/2023 9.29 0.25 0.18 0.43 (0.26) — (0.26) 9.46 4.71% 9,134 0.69% 2.70% 0.70% 73.73%
12/31/2022 10.86 0.19 (1.55) (1.36) (0.21) — (0.21) 9.29 (12.56)% 9,293 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) 10.86 (2.08)% 12,096 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.86 0.19 0.47 0.66 (0.24) — (0.24) 11.28 6.09% 12,283 0.69% 1.65% 0.71% 59.09%
Class Y Shares
6/30/2025 (Unaudited) 9.23 0.18 0.18 0.36 — — — 9.59 3.90%(g) 6 0.55% 3.77% 0.58% 28.84%
12/31/2024 9.45 0.31 (0.19) 0.12 (0.34) — (0.34) 9.23 1.18%(g) 5 0.56% 3.31% 0.56% 56.85%
12/31/2023 9.27 0.27 0.18 0.45 (0.27) — (0.27) 9.45 4.98%(g) 5 0.54% 2.86% 0.54% 73.73%
12/31/2022 10.84 0.20 (1.55) (1.35) (0.22) — (0.22) 9.27 (12.45)%(g) 5 0.56% 2.01% 0.56% 68.52%
12/31/2021 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) 10.84 (2.11)%(g) 6 0.56% 1.38% 0.56% 73.45%
12/31/2020 10.87 0.20 0.47 0.67 (0.26) — (0.26) 11.28 6.15% 6 0.56% 1.73% 0.56% 59.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

102 - Financial Highlights - June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Class I Shares
6/30/2025 (Unaudited) $ 1.00 $ 0.02 $ 0.01 $ 0.03 $ (0.03) $ — $ (0.03) $ 1.00 1.97% $ 1,265,939 0.44% 3.95% 0.47%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.88% 1,229,830 0.44% 4.77% 0.47%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 1,106,167 0.44% 4.65% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 1,117,598 0.37% 1.37% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 929,226 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 963,920 0.29% 0.21% 0.49%
Class II Shares
6/30/2025 (Unaudited) 1.00 0.02 0.01 0.03 (0.03) — (0.03) 1.00 1.85% 228,368 0.69% 3.70% 0.72%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.62% 224,770 0.69% 4.53% 0.72%
12/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.49% 232,277 0.69% 4.39% 0.72%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 261,351 0.57% 1.28% 0.73%
12/31/2021 1.00 — — — — — — 1.00 —% 143,396 0.07% —% 0.74%
12/31/2020 1.00 — — — — — — 1.00 0.18% 158,709 0.36% 0.14% 0.74%
Class IV Shares
6/30/2025 (Unaudited) 1.00 0.02 0.01 0.03 (0.03) — (0.03) 1.00 1.97% 32,941 0.44% 3.95% 0.47%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.88% 32,033 0.44% 4.78% 0.47%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 32,317 0.44% 4.65% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 31,455 0.36% 1.27% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 34,050 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 34,976 0.30% 0.23% 0.49%
Class V Shares
6/30/2025 (Unaudited) 1.00 0.02 0.01 0.03 (0.03) — (0.03) 1.00 2.00% 1,274,877 0.39% 4.00% 0.42%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.94% 1,568,271 0.39% 4.80% 0.42%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.80% 1,067,409 0.39% 4.76% 0.42%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.33% 673,122 0.33% 1.30% 0.43%
12/31/2021 1.00 — — — — — — 1.00 —% 678,941 0.07% —% 0.44%
12/31/2020 1.00 — — — — — — 1.00 0.26% 664,192 0.28% 0.26% 0.44%
Class Y Shares
6/30/2025 (Unaudited) 1.00 0.02 0.01 0.03 (0.03) — (0.03) 1.00 2.05% 519,025 0.29% 4.09% 0.32%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 5.04% 458,345 0.29% 4.92% 0.32%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.90% 369,382 0.29% 4.80% 0.32%
12/31/2022 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.40% 406,432 0.27% 1.61% 0.33%
12/31/2021 1.00 — — — — — — 1.00 —% 201,539 0.07% —% 0.34%
12/31/2020 1.00 — — — — — — 1.00 0.29% 134,722 0.24% 0.15% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - June 30, 2025 (Unaudited) - Financial Highlights - 103
The accompanying notes are an integral part of these financial statements.
T
NVIT J.P. Morgan Inflation Managed Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025(g)
(Unaudited) $ 10.00 $ 0.07 $ 0.03 $ 0.10 $ — $ — $ — $ 10.10 1.00% $ 5 0.25% 4.05% 0.62% 47.62%
Class II Shares
6/30/2025(g)
(Unaudited) 10.00 0.07 0.03 0.10 — — — 10.10 1.00% 25,321 0.51% 3.79% 0.90% 47.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from April 28, 2025 (commencement of operations) through June 30, 2025. Total return is calculated based on inception date of April 25, 2025 through
June 30, 2025.

104 - Financial Highlights - June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2025 (Unaudited) $ 8.98 $ 0.19 $ 0.15 $ 0.34 $ — $ — $ — $ 9.32 3.79% $ 54,417 0.58% 4.14% 0.58% 78.66%
12/31/2024 9.15 0.36 (0.23) 0.13 (0.30) — (0.30) 8.98 1.37% 15,120 0.59% 3.92% 0.59% 58.79%
12/31/2023 8.98 0.32 0.14 0.46 (0.29) — (0.29) 9.15 5.19% 16,062 0.59% 3.57% 0.59% 37.32%
12/31/2022 10.80 0.24 (1.82) (1.58) (0.23) (0.01) (0.24) 8.98 (14.69)% 17,682 0.59% 2.54% 0.59% 107.55%
12/31/2021 11.45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) 10.80 (1.03)% 19,294 0.59% 1.71% 0.59% 132.82%
12/31/2020 11.01 0.25 0.52 0.77 (0.30) (0.03) (0.33) 11.45 7.01% 22,973 0.60% 2.20% 0.60% 67.80%
Class II Shares
6/30/2025 (Unaudited) 8.95 0.18 0.14 0.32 — — — 9.27 3.58% 33,446 0.83% 3.92% 0.83% 78.66%
12/31/2024 9.12 0.34 (0.23) 0.11 (0.28) — (0.28) 8.95 1.12% 94,385 0.84% 3.67% 0.84% 58.79%
12/31/2023 8.94 0.30 0.14 0.44 (0.26) — (0.26) 9.12 5.05% 101,724 0.84% 3.33% 0.84% 37.32%
12/31/2022 10.76 0.22 (1.83) (1.61) (0.20) (0.01) (0.21) 8.94 (14.98)% 102,818 0.84% 2.26% 0.84% 107.55%
12/31/2021 11.41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) 10.76 (1.25)% 125,449 0.84% 1.45% 0.84% 132.82%
12/31/2020 10.97 0.22 0.53 0.75 (0.28) (0.03) (0.31) 11.41 6.77% 113,409 0.85% 1.95% 0.85% 67.80%
Class P Shares
6/30/2025(f)
(Unaudited) 9.00 0.16 0.15 0.31 — — — 9.31 3.44% 430,792 0.67% 4.01% 0.67% 78.66%
Class Y Shares
6/30/2025 (Unaudited) 8.97 0.19 0.16 0.35 — — — 9.32 3.90% 2,939,311 0.43% 4.30% 0.43% 78.66%
12/31/2024 9.14 0.37 (0.22) 0.15 (0.32) — (0.32) 8.97 1.53% 1,748,905 0.44% 4.07% 0.44% 58.79%
12/31/2023 8.97 0.34 0.13 0.47 (0.30) — (0.30) 9.14 5.36% 1,590,575 0.44% 3.75% 0.44% 37.32%
12/31/2022 10.79 0.26 (1.83) (1.57) (0.24) (0.01) (0.25) 8.97 (14.58)% 1,238,538 0.44% 2.69% 0.44% 107.55%
12/31/2021 11.44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) 10.79 (0.88)% 1,204,716 0.44% 1.85% 0.44% 132.82%
12/31/2020 11.00 0.27 0.52 0.79 (0.32) (0.03) (0.35) 11.44 7.17% 1,250,407 0.45% 2.36% 0.45% 67.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) For the period from January 22, 2025 (commencement of operations) through June 30, 2025. Total return is calculated based on inception date of January 21, 2025 through June 30, 2025.

Fixed Income Funds - June 30, 2025 (Unaudited) - Financial Highlights - 105
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 9.73 $ 0.22 $ 0.08 $ 0.30 $ — $ — $ — $ — $ 10.03 3.08% $ 278,081 0.54% 4.60% 0.55% 117.91%
12/31/2024 9.65 0.47 0.05 0.52 (0.44) — — (0.44) 9.73 5.35% 265,298 0.54% 4.72% 0.55% 248.47%
12/31/2023 9.47 0.39 0.17 0.56 (0.38) — — (0.38) 9.65 5.95% 156,138 0.54% 4.03% 0.55% 209.72%
12/31/2022 10.26 0.20 (0.75) (0.55) (0.17) — (0.07) (0.24) 9.47 (5.39)% 148,307 0.56% 1.99% 0.56% 80.96%
12/31/2021 10.43 0.10 (0.14) (0.04) (0.13) — — (0.13) 10.26 (0.35)%(g) 192,608 0.54% 0.99% 0.54% 140.94%
12/31/2020 10.31 0.15 0.17 0.32 (0.20) — — (0.20) 10.43 3.10%(g) 60,056 0.54% 1.48% 0.54% 72.41%
Class II Shares
6/30/2025 (Unaudited) 9.69 0.21 0.08 0.29 — — — — 9.98 2.99% 156,625 0.79% 4.35% 0.80% 117.91%
12/31/2024 9.61 0.44 0.05 0.49 (0.41) — — (0.41) 9.69 5.06% 167,877 0.79% 4.48% 0.80% 248.47%
12/31/2023 9.43 0.36 0.17 0.53 (0.35) — — (0.35) 9.61 5.69% 183,618 0.79% 3.75% 0.80% 209.72%
12/31/2022 10.22 0.17 (0.75) (0.58) (0.15) — (0.06) (0.21) 9.43 (5.67)% 196,691 0.81% 1.77% 0.81% 80.96%
12/31/2021 10.39 0.08 (0.14) (0.06) (0.11) — — (0.11) 10.22 (0.59)% 202,459 0.79% 0.74% 0.79% 140.94%
12/31/2020 10.27 0.13 0.16 0.29 (0.17) — — (0.17) 10.39 2.83% 188,135 0.79% 1.26% 0.79% 72.41%
Class Y Shares
6/30/2025 (Unaudited) 9.73 0.23 0.08 0.31 — — — — 10.04 3.19% 719,018 0.39% 4.75% 0.40% 117.91%
12/31/2024 9.65 0.48 0.05 0.53 (0.45) — — (0.45) 9.73 5.49% 748,461 0.39% 4.88% 0.40% 248.47%
12/31/2023 9.47 0.40 0.17 0.57 (0.39) — — (0.39) 9.65 6.11% 807,722 0.39% 4.17% 0.40% 209.72%
12/31/2022 10.27 0.21 (0.76) (0.55) (0.17) — (0.08) (0.25) 9.47 (5.32)% 831,360 0.40% 2.10% 0.40% 80.96%
12/31/2021 10.44 0.12 (0.14) (0.02) (0.15) — — (0.15) 10.27 (0.19)% 1,338,774 0.39% 1.14% 0.39% 140.94%
12/31/2020 10.31 0.17 0.17 0.34 (0.21) — — (0.21) 10.44 3.32% 1,487,905 0.39% 1.67% 0.39% 72.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

106 - Financial Highlights - June 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Short Term High Yield Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
6/30/2025 (Unaudited) $ 5.82 $ 0.16 $ (0.03) $ 0.13 $ — $ — $ — $ 5.95 2.23%(f) $ 86,243 0.89% 5.40% 1.01% 103.82%
12/31/2024 5.79 0.32 0.05 0.37 (0.34) — (0.34) 5.82 6.28% 96,947 0.91% 5.48% 0.99% 26.20%
12/31/2023 5.44 0.33 0.37 0.70 (0.35) — (0.35) 5.79 13.13% 100,839 0.91% 5.76% 0.98% 14.98%
12/31/2022 6.55 0.32 (1.10) (0.78) (0.33) — (0.33) 5.44 (11.93)% 97,254 0.91% 5.30% 0.97% 40.07%
12/31/2021 6.55 0.30 0.02 0.32 (0.32) — (0.32) 6.55 4.96% 121,052 0.91% 4.45% 0.98% 40.26%
12/31/2020 6.51 0.31 0.08 0.39 (0.35) — (0.35) 6.55 6.02% 121,242 0.91% 4.95% 0.98% 39.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - June 30, 2025 (Unaudited) - Financial Highlights - 107
The accompanying notes are an integral part of these financial statements.
T
NVIT Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class I Shares
6/30/2025 (Unaudited) $ 8.65 $ 0.28 $ — $ 0.28 $ — $ — $ — $ — $ 8.93 3.24% $ 291,198 0.80% 6.51% 0.80% 164.02%
12/31/2024 8.36 0.59 0.27 0.86 (0.57) — — (0.57) 8.65 10.34% 280,843 0.81% 6.75% 0.81% 276.07%
12/31/2023 8.61 0.59 0.13 0.72 (0.44) (0.49) (0.04) (0.97) 8.36 8.70% 237,036 0.80% 6.71% 0.80% 66.00%
12/31/2022 9.15 0.45 (0.66) (0.21) (0.33) — — (0.33) 8.61 (2.30)% 226,194 0.82% 5.08% 0.82% 73.91%
12/31/2021 9.20 0.40 0.08 0.48 (0.53) — — (0.53) 9.15 5.24% 276,178 0.82% 4.23% 0.82% 89.90%
12/31/2020 9.14 0.40 (0.03) 0.37 (0.31) — — (0.31) 9.20 4.06% 275,487 0.83% 4.61% 0.83% 101.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

108 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT DoubleLine Total Return Tactical Fund ("Total Return Tactical")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT J.P. Morgan Inflation Managed Fund ("Inflation Managed")
NVIT Loomis Core Bond Fund ("Core Bond")
NVIT Loomis Short Term Bond Fund ("Short Term Bond")
NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund) ("Short Term High
Yield")
NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) ("Strategic Income" )
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS,
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, and other affiliated insurance companies hold shares of Total Return Tactical, Government Bond, and Government Money Market. Shares of Inflation Managed
are held by separate accounts established by NLIC. Shares of Core Bond and Short Term Bond are held by separate accounts established by NLIC and NLAIC, other affiliated insurance companies, and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds. Shares of Short Term High Yield are held by separate accounts established by NLIC.  Shares of Strategic Income are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class P, Class V, and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 109
Each Fund, except Total Return Tactical, is a diversified fund as defined in the 1940 Act. Total Return Tactical is a non-diversified fund, as defined in the 1940 Act.
Inflation Managed commenced operations on April 28, 2025.
Effective April 11, 2025, NVIT Federated High Income Bond Fund was renamed "NVIT Loomis Short Term High Yield Fund".
Effective June 26, 2025, NVIT Amundi Multi Sector Bond Fund was renamed "NVIT Strategic Income Fund".
Class P of Core Bond commenced operations on January 22, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.

110 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 111
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 13,871,768 $ – $ 13,871,768
Collateralized Mortgage Obligations – 17,411,783 – 17,411,783
Commercial Mortgage-Backed Securities – 6,896,961 – 6,896,961
Corporate Bonds – 10,632,449 – 10,632,449
Foreign Government Securities – 693,769 – 693,769
Futures Contracts# 490,671 – – 490,671
Investment Company 1,013,241 – – 1,013,241
Mortgage-Backed Securities – 15,574,255 – 15,574,255
U.S. Treasury Obligations – 20,574,361 – 20,574,361
Total Assets $ 1,503,912 $ 85,655,346 $ – $ 87,159,258
Liabilities:
Futures Contracts# $ (9,658) $ – $ – $ (9,658)
Total Liabilities $ (9,658) $ – $ – $ (9,658)
Total $ 1,494,254 $ 85,655,346 $ – $ 87,149,600
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 14,641,654 $ – $ 14,641,654
Collateralized Mortgage Obligations – 19,563,148 – 19,563,148
Commercial Mortgage-Backed Securities – 9,859,973 – 9,859,973
Futures Contracts# 232,363 – – 232,363
Mortgage-Backed Securities – 160,342,500 – 160,342,500
Repurchase Agreement – 1,001,100 – 1,001,100
Short-Term Investment – 12,516,971 – 12,516,971
U.S. Government Agency Securities – 21,285,883 – 21,285,883
U.S. Treasury Obligations – 31,992,149 – 31,992,149
Total Assets $ 232,363 $ 271,203,378 $ – $ 271,435,741
Liabilities:
Futures Contracts# $ (9,242) $ – $ – $ (9,242)
Total Liabilities $ (9,242) $ – $ – $ (9,242)
Total $ 223,121 $ 271,203,378 $ – $ 271,426,499
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 1,778,000,000 $ – $ 1,778,000,000
Short-Term Investments – 675,779,283 – 675,779,283
U.S. Government Agency Securities – 491,700,000 – 491,700,000
U.S. Treasury Obligations – 403,789,469 – 403,789,469
Total $ – $ 3,349,268,752 $ – $ 3,349,268,752

112 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
Inflation Managed
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,045,978 $ – $ 1,045,978
Collateralized Mortgage Obligation – 291,194 – 291,194
Commercial Mortgage-Backed Security – 197,094 – 197,094
Corporate Bonds – 7,465,224 – 7,465,224
Foreign Government Security – 206,800 – 206,800
Futures Contracts# 109,573 – – 109,573
Inflation-linked Swaps† – 23,691 – 23,691
Interest Rate Swaps† – 3,654 – 3,654
Mortgage-Backed Securities – 4,897,803 – 4,897,803
U.S. Treasury Obligations – 10,523,732 – 10,523,732
Total Assets $ 109,573 $ 24,655,170 $ – $ 24,764,743
Liabilities:
Credit Default Swaps† $ – $ (26,362) $ – $ (26,362)
Futures Contracts# (29,800) – – (29,800)
Inflation-linked Swaps† – (40,260) – (40,260)
Total Liabilities $ (29,800) $ (66,622) $ – $ (96,422)
Total $ 79,773 $ 24,588,548 $ – $ 24,668,321
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 364,966,046 $ – $ 364,966,046
Collateralized Mortgage Obligations – 8,437,545 – 8,437,545
Commercial Mortgage-Backed Securities – 43,726,679 – 43,726,679
Corporate Bonds – 1,481,523,405 – 1,481,523,405
Foreign Government Security – 7,195,320 – 7,195,320
Mortgage-Backed Securities – 868,571,593 – 868,571,593
Municipal Bonds – 15,674,197 – 15,674,197
Repurchase Agreements – 92,577,819 – 92,577,819
U.S. Treasury Obligations – 608,788,419 – 608,788,419
Total $ – $ 3,491,461,023 $ – $ 3,491,461,023
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 329,047,411 $ – $ 329,047,411
Collateralized Mortgage Obligations   – 233,617 – 233,617
Commercial Mortgage-Backed Securities – 31,885,367 – 31,885,367
Corporate Bonds – 608,593,604 – 608,593,604
Foreign Government Security – 2,433,860 – 2,433,860
Futures Contracts# 115,722 – – 115,722
Mortgage-Backed Securities – 18,053,557 – 18,053,557
Repurchase Agreements – 61,395,377 – 61,395,377
U.S. Treasury Obligations – 148,090,829 – 148,090,829
Total Assets $ 115,722 $ 1,199,733,622 $ – $ 1,199,849,344
Liabilities:
Futures Contracts# $ (627,502) $ – $ – $ (627,502)
Total Liabilities $ (627,502) $ – $ – $ (627,502)
Total $ (511,780) $ 1,199,733,622 $ – $ 1,199,221,842

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 113
Short Term High Yield
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 3,250,844 $ – $ 3,250,844
Collateralized Mortgage Obligations – 1,087,456 – 1,087,456
Commercial Mortgage-Backed Securities – 569,750 – 569,750
Common Stock – – – –
Corporate Bonds
Automobile Components – 2,090,096 – 2,090,096
Automobiles – 1,626,706 – 1,626,706
Broadline Retail – 1,884,186 – 1,884,186
Chemicals – 426,154 – 426,154
Commercial Services & Supplies – 2,102,629 – 2,102,629
Construction & Engineering – 420,794 – 420,794
Consumer Finance – 2,213,212 – 2,213,212
Consumer Staples Distribution & Retail – 2,906,006 – 2,906,006
Containers & Packaging – 2,581,741 – 2,581,741
Diversified REITs – 681,607 – 681,607
Diversified Telecommunication Services – 1,654,660 – 1,654,660
Electric Utilities – 546,989 – 546,989
Electrical Equipment – 870,239 – 870,239
Energy Equipment & Services – 1,265,809 – 1,265,809
Financial Services – 4,588,386 – 4,588,386
Food Products – 1,411,888 – 1,411,888
Health Care Equipment & Supplies – 2,310,708 – 2,310,708
Health Care Providers & Services – 1,260,873 – 1,260,873
Hotels, Restaurants & Leisure – 8,685,005 – 8,685,005
Household Durables – 2,263,899 – 2,263,899
Household Products – 409,612 – 409,612
Insurance – 3,959,690 – 3,959,690
Media – 5,896,489 – 5,896,489
Metals & Mining – 3,690,367 – 3,690,367
Oil, Gas & Consumable Fuels – 8,084,109 – 8,084,109
Pharmaceuticals – 1,551,120 – 1,551,120
Professional Services – 648,430 – 648,430
Semiconductors & Semiconductor
Equipment – 1,041,470 – 1,041,470
Software – 4,199,846 – 4,199,846
Specialized REITs – 1,691,451 – 1,691,451
Specialty Retail – 267,999 – 267,999
Technology Hardware, Storage &
Peripherals – 1,027,290 – 1,027,290
Trading Companies & Distributors – 1,882,462 – 1,882,462
Total Corporate Bonds $ – $ 76,141,922 $ – $ 76,141,922
Futures Contracts# 10,234 – – 10,234
Loan Participations – 1,192,763 – 1,192,763
Short-Term Investment – 284,242 – 284,242
Warrants – – – –
Total Assets $ 10,234 $ 82,526,977 $ – $ 82,537,211
Liabilities:
Futures Contracts# $ (85,429) $ – $ – $ (85,429)
Total Liabilities $ (85,429) $ – $ – $ (85,429)
Total $ (75,195) $ 82,526,977 $ – $ 82,451,782

114 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 24,146,991 $ – $ 24,146,991
Collateralized Mortgage Obligations – 30,720,658 – 30,720,658
Commercial Mortgage-Backed Securities – 17,080,579 – 17,080,579
Common Stocks
Media – 2,351 – 2,351
Passenger Airlines – – 699,347 699,347
Wireless Telecommunication Services – – 16,212 16,212
Total Common Stocks $ – $ 2,351 $ 715,559 $ 717,910
Convertible Bond – 349,423 – 349,423
Corporate Bonds
Aerospace & Defense – 3,922,339 – 3,922,339
Automobiles – 7,193,691 – 7,193,691
Banks – 25,120,383 – 25,120,383
Capital Markets – 9,859,029 – 9,859,029
Chemicals – 1,939,346 – 1,939,346
Commercial Services & Supplies – 3,587,478 – 3,587,478
Consumer Finance – 11,031,213 – 11,031,213
Containers & Packaging – 1,420,212 – 1,420,212
Diversified Consumer Services – 598,601 – 598,601
Diversified REITs – 3,295,755 – 3,295,755
Diversified Telecommunication Services – 5,080,723 – 5,080,723
Electric Utilities – 847,636 – 847,636
Energy Equipment & Services – 2,124,967 – 2,124,967
Financial Services – 9,947,399 – 9,947,399
Food Products – 4,055,317 – 4,055,317
Gas Utilities – 1,839,467 – 1,839,467
Health Care Providers & Services – 1,583,257 – 1,583,257
Health Care REITs – 788,898 – 788,898
Hotels, Restaurants & Leisure – 10,165,950 – 10,165,950
Industrial REITs – 633,084 – 633,084
Insurance – 34,171,699 – 34,171,699
IT Services – 2,540,803 – 2,540,803
Media – 1,393,443 – 1,393,443
Metals & Mining – 510,925 – 510,925
Multi-Utilities – 1,297,181 – 1,297,181
Office REITs – 2,588,996 – 2,588,996
Oil, Gas & Consumable Fuels – 25,578,894 – 25,578,894
Passenger Airlines – 5,461,847 – 5,461,847
Pharmaceuticals – 2,696,677 – 2,696,677
Semiconductors & Semiconductor
Equipment – 1,688,785 – 1,688,785
Software – 457,728 – 457,728
Wireless Telecommunication Services – 1,225,334 – 1,225,334
Total Corporate Bonds $ – $ 184,647,057 $ – $ 184,647,057
Foreign Government Securities – 11,477,781 – 11,477,781
Futures Contracts# 96,323 – – 96,323
Loan Participations – 10,745,092 – 10,745,092
Mortgage-Backed Securities – 56,282,021 – 56,282,021
Repurchase Agreements – 17,652,587 – 17,652,587
Supranational – 775,650 – 775,650
Warrants 19,217 – – 19,217
Total Assets $ 115,540 $ 353,880,190 $ 715,559 $ 354,711,289
Liabilities:
Credit Default Swaps† $ – $ (2,812,625) $ – $ (2,812,625)
Forward Foreign Currency Contracts – (422,168) – (422,168)
Futures Contracts# (2,263,145) – – (2,263,145)
TBA Sale Commitments – (173,028) – (173,028)
Total Liabilities $ (2,263,145) $ (3,407,821) $ – $ (5,670,966)
Total $ (2,147,605) $ 350,472,369 $ 715,559 $ 349,040,323

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 115
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2025, Short Term Bond held one collateralized mortgage obligation investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2025, Short Term High Yield held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2025, Strategic Income held one corporate bond investments that were categorized as a Level 3 investment which was valued at $0.
Short Term Bond
Collateralized
Mortgage
Obligation Total
Balance as of 12/31/2024 $ — $ —
Accrued Accretion/(Amortization) (1) (1)
Realized Gains (Losses) (37) (37)
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 38 38
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2025 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2025 ** $ 38 $ 38
Strategic Income
Common
Stocks Total
Balance as of 12/31/2024 $ 839,154 $ 839,154
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
18,817 18,817
Sales — —
Change in Unrealized Appreciation/Depreciation (142,412) (142,412)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2025 $ 715,559 $ 715,559
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2025 ** $ (142,412) $ (142,412)
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

116 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
As of June 30, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 117
the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of June 30, 2025 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the

118 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 119
not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

120 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2025:
t
Total Return Tactical
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 490,671
Total $ 490,671
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (9,658)
Total $ (9,658)
Government Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 232,363
Total $ 232,363
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (9,242)
Total $ (9,242)
Inflation Managed
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ 27,345
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 109,573
Total $ 136,918
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (26,362)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (40,260)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (29,800)
Total $ (96,422)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 115,722
Total $ 115,722

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 121
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2025:
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (627,502)
Total $ (627,502)
Short Term High Yield
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 10,234
Total $ 10,234
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (85,429)
Total $ (85,429)
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 96,323
Total $ 96,323
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (2,812,625)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (422,168)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (2,263,145)
Total $ (5,497,938)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Total Return Tactical
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (334,449)
Total $ (334,449)
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 44,508
Total $ 44,508

122 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2025:
Inflation Managed
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (3,340)
Interest rate risk (7,773)
Futures Contracts
Interest rate risk (40,266)
Total $ (51,379)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (391,171)
Total $ (391,171)
Short Term High Yield
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 75,738
Total $ 75,738
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 251,608
Forward Foreign Currency Contracts
Currency risk (1,397,767)
Futures Contracts
Interest rate risk 207,623
Total $ (938,536)
Total Return Tactical
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 840,161
Total $ 840,161
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 324,298
Total $ 324,298
Inflation Managed
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (26,362)
Interest rate risk (12,915)
Futures Contracts
Interest rate risk 79,773
Total $ 40,496

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 123
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2025:
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (824,227)
Total $ (824,227)
Short Term High Yield
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (75,195)
Total $ (75,195)
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (1,861,030)
Forward Foreign Currency Contracts
Currency risk (479,269)
Futures Contracts
Interest rate risk (3,218,670)
Total $ (5,558,969)
Total Return Tactical
Futures Contracts:
Average Notional Balance Long $ 45,028,182
Average Notional Balance Short $ 5,555,656
Government Bond
Futures Contracts:
Average Notional Balance Long $ 26,528,954
Average Notional Balance Short $ 457,063
Inflation Managed
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 1,510,714
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Fixed rate $ 9,004,857
Futures Contracts:
Average Notional Balance Long $ 3,000,270
Average Notional Balance Short $ 655,223
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 36,317,346
Average Notional Balance Short $ 49,978,508
Short Term High Yield
Futures Contracts:
Average Notional Balance Long $ 1,217,603
Average Notional Balance Short $ 3,264,251

124 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2025:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of June 30, 2025, the Funds did not have unfunded loan commitments.
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 104,171,429
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 153,527
Average Settlement Value Sold $ 9,618,037
Futures Contracts:
Average Notional Balance Long $ 9,802,531
Average Notional Balance Short $ 119,494,881
Strategic Income
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ (6,781) $ — $ — $ (6,781)
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (415,387) — — (415,387)
Total $ (422,168) $ — $ — $ (422,168)

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 125
(i) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(j) Securities Lending
During the six months ended June 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Government Bond $ 1,001,100
Core Bond 92,577,819
Short Term Bond 61,395,377
Strategic Income 17,652,587

126 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(k) Joint Repurchase Agreements
During the six months ended June 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $98,011,924, collateralized by U.S. Government
Treasury Securities, 4.88%, maturing 11/30/2025; total market value $99,960,053.
BNP Paribas Securities Corp., 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $101,012,261, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/30/2025 - 11/15/2054; total market value
$103,020,000.
BofA Securities, Inc., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $50,006,084, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 5.56%, maturing 10/20/2034 - 2/20/2070; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $139,383,070, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $142,153,358.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $142,017,354, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $144,840,000.

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 127
As of June 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Citi Global Market, Inc., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $172,020,927, collateralized by U.S.
Government Treasury Securities, ranging from 0.38% - 4.00%, maturing 1/31/2026 - 6/30/2028; total market value
$175,440,034.
ING Financial Services LLC, 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $100,012,140, collateralized by U.S.
Government Agency Securities, ranging from 4.00% - 6.00%, maturing 9/1/2047 - 5/1/2055; total market value $102,000,000.
MetLife, Inc., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $55,006,722, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 11/15/2027 - 11/15/2045; total market value $56,129,310.
Pershing LLC, 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $247,030,188, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/7/2025 - 12/20/2073; total market value $251,940,757.
Government Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,001,100 $ – $ 1,001,100 $ (1,001,100) $ –
Total $ 1,001,100 $ – $ 1,001,100 $ (1,001,100) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
BofA Securities, Inc. 8,000,000 – 8,000,000 (8,000,000) –
Cantor Fitzgerald &
Co. 5,577,819 – 5,577,819 (5,577,819) –
Cantor Fitzgerald &
Co. 47,000,000 – 47,000,000 (47,000,000) –
Citi Global Market,
Inc. 7,000,000 – 7,000,000 (7,000,000) –
ING Financial
Services LLC 20,000,000 – 20,000,000 (20,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 92,577,819 $ – $ 92,577,819 $ (92,577,819) $ –

128 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 9,000,000 $ – $ 9,000,000 $ (9,000,000) $ –
BNP Paribas
Securities Corp. 5,000,000 – 5,000,000 (5,000,000) –
Cantor Fitzgerald &
Co. 7,395,377 – 7,395,377 (7,395,377) –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
MetLife, Inc. 7,000,000 – 7,000,000 (7,000,000) –
Pershing LLC 23,000,000 – 23,000,000 (23,000,000) –
Total $ 61,395,377 $ – $ 61,395,377 $ (61,395,377) $ –
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 2,652,587 – 2,652,587 (2,652,587) –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 17,652,587 $ – $ 17,652,587 $ (17,652,587) $ –
* As of June 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 129
During the six months ended June 30, 2025, Government Money Market, along with another series of Nationwide Mutual Funds
(“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-
upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York
Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
As of June 30, 2025, the joint repos on a gross basis were as follows:
Banco Santander SA, 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $782,095,143, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.15% - 9.00%, maturing 1/1/2027 - 6/16/2064; total market value
$797,932,910.
Canadian Imperial Bank of Commerce, 4.39%, dated 6/30/2025, due 7/1/2025, repurchase price $390,047,559, collateralized by
U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 8/1/2025 - 10/20/2072; total market value $397,800,050.
MUFG Securities Ltd., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $170,020,684, collateralized by U.S.
Government Treasury Securities, ranging from 0.13% - 4.75%, maturing 7/15/2025 - 11/15/2053; total market value
$173,400,080.
MUFG Securities Ltd., 4.39%, dated 6/30/2025, due 7/1/2025, repurchase price $240,029,267, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 7/15/2025 - 2/1/2055; total market value
$257,257,372.
Nomura Securities International, Inc., 4.39%, dated 6/30/2025, due 7/1/2025, repurchase price $100,012,194, collateralized by
U.S. Government Agency and Treasury Securities, ranging from 2.00% - 6.84%, maturing 4/1/2032 - 11/1/2054; total market value $102,005,173.
RBC Dominion Securities, Inc., 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $40,004,856, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 7/8/2025 - 8/15/2054; total market value $40,800,000.
RBC Dominion Securities, Inc., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $100,012,167, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 8/14/2025 - 1/15/2060; total market value
$102,040,196.
Royal Bank of Canada, 4.41%, dated 6/30/2025, due 7/1/2025, repurchase price $290,035,526, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 12/25/2035 - 2/16/2063; total market value
$309,430,305.

130 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
As of June 30, 2025, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 653,000,000 $ – $ 653,000,000 $ (653,000,000) $ –
Canadian Imperial
Bank of Commerce 315,000,000 – 315,000,000 (315,000,000) –
MUFG Securities Ltd. 200,000,000 – 200,000,000 (200,000,000) –
MUFG Securities Ltd. 160,000,000 – 160,000,000 (160,000,000) –
Nomura Securities
International, Inc. 100,000,000 – 100,000,000 (100,000,000) –
RBC Dominion
Securities, Inc. 75,000,000 – 75,000,000 (75,000,000) –
Royal Bank of Canada 275,000,000 – 275,000,000 (275,000,000) –
Total $ 1,778,000,000 $ – $ 1,778,000,000 $ (1,778,000,000) $ –
* As of June 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 131
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2025, the subadviser for each Fund is as follows:
Fund Subadviser
Total Return Tactical DoubleLine Capital LP
Government Bond Nationwide Asset Management, LLC ("NWAM")(a)
Government Money Market Dreyfus Cash Investment Strategies
Inflation Managed J.P. Morgan Investment Management Inc.
Core Bond Loomis, Sayles & Company, L.P. ("Loomis")
Short Term Bond Loomis
Short Term High Yield(b) Loomis
Strategic Income(c) Victory Capital Management Inc.
(a) NWAM is an affiliate of NFA.
(b) Effective April 11, 2025, Loomis, Sayles & Company, L.P. was appointed as the subadviser to the Fund. Effective April 11, 2025,
Federated Investment Management Company was terminated and ceased serving as subadviser to the Fund.
(c) Effective May 6, 2025, Victory Capital Management Inc. was appointed as the subadviser to the Fund. Effective May 6, 2025,
Amundi Asset Management US, Inc.was terminated and ceased serving as subadviser to the Fund.

132 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
During the six months ended June 30, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2025, NFA voluntarily waived investment advisory fees payable by Government Money
Market, for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation Managed Up to $1 billion 0.16%
$1 billion and more 0.15%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Short Term High Yield Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Strategic Income Up to $ 200 million 0.575%
$200 million and up to $500 million 0.550%
$500 million and more 0.525%
Fund
Advisory Fee
Waiver
(annual rate)
Government Bond 0.015%(a)
Short Term Bond 0.00837
(a) Terminated effective April 1, 2025.
Fund Amount
Government Bond $ 10,811
Short Term Bond 48,387
Fund Amount
Government Money Market $ 471,335

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 133
For the six months ended June 30, 2025, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $207,803 during the six months ended June 30, 2025.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2025, DoubleLine reimbursed the Fund $3,142.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the
Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Voluntary**
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Total Return Tactical 0.58 % N/A       N/A 0.39%
Government Bond 0.50 0.49 %       N/A 0.47
Government Money
Market 0.28 N/A 0.25% 0.25
Inflation Managed 0.16 N/A       N/A 0.00
Core Bond 0.39 N/A       N/A 0.39
Short Term Bond 0.35 0.34       N/A 0.34
Short Term High Yield 0.68 N/A       N/A 0.57
Strategic Income 0.57 N/A       N/A 0.57
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Total Return Tactical All Classes 0.58%
Government Bond All Classes 0.54 (a)
Inflation Managed All Classes 0.25 (b)
Short Term High Yield All Classes 0.72 (c)
Strategic Income All Classes 0.78
(a) Effective April 1, 2025.
(b) Effective April 28, 2025.
(c) Effective April 14, 2025, prior to this the expense limitation rate was 0.76%.
Fund Classes
Amount
(annual rate)
Short Term Bond Class Y 0.54%

134 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $1,261,798 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $17,900.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
June 30, 2025
Amount Total
Total Return Tactical $ 86,350 $ 188,599 $ 193,056 $ 83,727 $ 551,732
Government Bond — — — 24,844 24,844
Government Money Market — — — — —
Inflation Managed — — — 16,906(a) 16,906
Core Bond
—
— — — —
Short Term Bond — — — — —
Short Term High Yield 19,975 65,068 76,863 49,528 211,434
Strategic Income — — — — —
(a) For the period from April 28, 2025 (commencement of operations) through June 30, 2025.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 135
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the six months ended June 30, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily net assets of Class IV shares of the Fund, and 0.10% of the average daily net assets of Class V shares of each Fund.
For the six months ended June 30, 2025, the effective rates for administrative services fees were as follows:
Fund
Class II
Shares
Class P
Shares
Total Return Tactical 0.25% N/A
Government Bond 0.25% N/A
Government Money Market 0.25% N/A
Inflation Managed 0.25% N/A
Core Bond 0.25% 0.25%
Short Term Bond 0.25% N/A
Short Term High Yield N/A N/A
Strategic Income N/A N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 25,130
Fund Class I Class II Class IV Class V
Total Return Tactical N/A 0.25 % N/A N/A
Government Bond 0.15% 0.15 0.15 % N/A
Government Money Market 0.15 0.15 0.15 0.10%
Inflation Managed N/A 0.01 N/A N/A
Core Bond 0.15 0.15 N/A N/A
Short Term Bond 0.15 0.15 N/A N/A
Short Term High Yield 0.15 N/A N/A N/A
Strategic Income 0.15 N/A N/A N/A
N/A — Not Applicable.

136 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
For the six months ended June 30, 2025, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025. During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
Total Return Tactical $ 62,826
Government Bond 212,168
Government Money Market 1,855,301
Inflation Managed 438
Core Bond 78,913
Short Term Bond 321,679
Short Term High Yield 66,303
Strategic Income 214,154
Fund Purchases
*
Sales
*
Total Return Tactical $ 20,387,331 $ 15,246,619
Government Bond 81,415,303 99,586,260
Core Bond 2,165,963,055 2,235,341,141
Short Term Bond 1,330,534,125 1,367,657,249
Short Term High Yield 89,366,988 101,777,926
Strategic Income 556,266,467 526,207,321
* Includes purchases and sales of long-term U.S. Government securities, if any.

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 137
For the six months ended June 30, 2025, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Fund Purchases Sales
Total Return Tactical $ 5,449,984 $ –
Government Bond 36,521,316 46,861,670
Core Bond 428,297,059 774,086,091
Short Term Bond 513,202,111 615,138,804

138 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 139
date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(f) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(g) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(h) Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semi-annual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Mergers
At close of business on February 28, 2025, NVIT Loomis Core Bond Fund (“Acquiring Fund”) acquired all of the net assets of
NVIT BNY Mellon Core Plus Bond Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on October 23, 2024. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of
179,508,203 shares of the Acquiring Fund, valued at $1,654,534,165, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $1,636,967,094 and identified cost of $1,675,557,410 at February 28, 2025, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were
$1,976,941,470. The net assets of the Acquiring Fund immediately following the acquisition were $3,631,475,635. For financial

140 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Fixed Income Funds
reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values;
however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class I, Class II,
Class P and Class Y shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the six months ended June 30, 2025 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $90,297,151;
Net gains (losses) on investments $(39,405,108);
Net change in unrealized appreciation/depreciation $97,737,282; and
Net increase (decrease) in net assets resulting from operations $148,629,325.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since February 28, 2025.
10. Federal Tax Information
As of June 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT BNY Mellon Core Plus Bond Fund $(38,590,516)
Class I 4,159,170 $40,667,084 $9.78
Class II 249,917 2,482,575 9.93
Class P 40,845,803 401,460,028 9.83
Class Y 122,997,885 1,209,924,478 9.84
Acquiring Fund
NVIT Loomis Core Bond Fund $(47,500,551)
Class I
1,527,048 $14,086,707 $9.22
Class II
10,231,086 93,950,487 9.18
Class P
555 5,120 9.22
Class Y
202,764,840 1,868,899,156 9.22
After Reorganization
NVIT Loomis Core Bond Fund $(86,090,867)
Class I
5,935,501 $54,753,790 $9.22
Class II
10,501,434 96,433,063 9.18
Class P
43,560,090 401,465,148 9.22
Class Y
334,034,706 3,078,823,634 9.22
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Total Return Tactical $ 90,564,124 $ 1,718,896 $ (5,133,420) $ (3,414,524)
Government Bond 285,259,609 2,546,489 (16,379,599) (13,833,110)
Government Money Market 3,349,268,752 – – –
Inflation Managed 24,445,471 367,320 (197,593) 169,727
Core Bond 3,575,502,158 27,797,318 (111,838,453) (84,041,135)
Short Term Bond 1,189,215,215 11,548,693 (1,542,067) 10,006,626
Short Term High Yield 82,310,890 1,243,343 (1,102,451) 140,892
Strategic Income 345,555,230 9,320,802 (10,641,228) (1,320,426)

Fixed Income Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 141
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CFX (8-25)

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT NASDAQ-100 Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 142
Statements of Operations 146
Statements of Changes in Net Assets 148
Financial Highlights 156
Notes to Financial Statements 162

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 143,099 146,017
Series 2023-1, Class A,
5.80%, 1/15/2036 98,397 100,366
Series 2024-1, Class AA,
5.45%, 2/15/2037 99,130 100,044
Series 2024-1, Class A,
5.88%, 2/15/2037 24,782 24,667
371,094
Automobiles 0 .2%
CarMax Auto Owner Trust,
Series 2024-2, Class A3,
5.50%, 1/16/2029 1,000,000 1,014,204
GM Financial Consumer
Automobile Receivables
Trust, Series 2024-4, Class
A3, 4.40%, 8/16/2029 750,000 752,160
Honda Auto Receivables
Owner Trust, Series 2024-3,
Class A3, 4.57%, 3/21/2029 500,000 502,721
Nissan Auto Receivables
Owner Trust, Series 2024-B,
Class A3, 4.34%, 3/15/2029 2,000,000 2,004,353
Santander Drive Auto
Receivables Trust
Series 2024-1, Class B,
5.23%, 12/15/2028 210,000 211,225
Series 2023-2, Class C,
5.47%, 12/16/2030 600,000 608,017
Toyota Auto Receivables
Owner Trust, Series
2025-B, Class A3, 4.34%,
11/15/2029 100,000 100,615
5,193,295
Credit Card 0 .1%
American Express Credit
Account Master Trust
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 516,393
Series 2025-3, Class A,
4.51%, 4/15/2032 100,000 101,421
BA Credit Card Trust, Series
2025-A1, Class A, 4.31%,
5/15/2030 500,000 503,386
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A, 4.95%,
10/15/2027 1,500,000 1,501,776
WF Card Issuance Trust,
Series 2024-A2, Class A,
4.29%, 10/15/2029 600,000 602,820
3,225,796
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 0 .1%
Verizon Master Trust, Series
2023-1, Class A, 4.49%,
1/22/2029 1,000,000 1,000,007
Total Asset-Backed Securities
(cost $9,739,860)
9,790,192
Commercial Mortgage-Backed Securities 1 .5%
BANK
Series 2022-BNK43, Class
A5, 4.40%, 8/15/2055 550,000 531,851
Series 2018-BN12, Class
AS, 4.47%, 5/15/2061(a) 250,000 245,681
Series 2020-BN25, Class C,
3.46%, 1/15/2063(a) 100,000 87,202
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 375,000 367,431
Series 2024-5C25, Class C,
6.64%, 3/15/2057(a) 250,000 256,366
BBCMS Trust, Series 2021-
C10, Class ASB, 2.27%,
7/15/2054 250,000 234,043
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 984,422
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,870,959
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,319,975
Series 2024-V5, Class B,
6.06%, 1/10/2057(a) 100,000 101,961
BMARK, Series 2023-
V4, Class B, 7.71%,
11/15/2056(a) 200,000 213,410
BMO Mortgage Trust
Series 2024-C9, Class C,
6.60%, 7/15/2057(a) 200,000 200,592
Series 2024-5C6, Class A3,
5.32%, 9/15/2057 190,000 194,498
Series 2025-C11, Class A5,
5.69%, 2/15/2058 500,000 522,938
Citigroup Commercial
Mortgage Trust
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,467,163
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,717,019
CSAIL Commercial Mortgage
Trust
Series 2018-CX11, Class
A5, 4.03%, 4/15/2051(a) 1,250,000 1,228,442
Series 2018-CX11, Class B,
4.45%, 4/15/2051(a) 250,000 242,810
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,453,415 2,408,005

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,000,000 1,037,146
Series K100, Class A2,
2.67%, 9/25/2029 3,500,000 3,307,935
Series K112, Class A2,
1.31%, 5/25/2030 1,000,000 876,566
Series K115, Class A2,
1.38%, 6/25/2030 960,000 842,182
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,745,744
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,749,549
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,349,990
FNMA ACES REMICS, Series
2018-M14, Class A2,
3.70%, 8/25/2028(a) 1,309,206 1,289,318
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,134,468
Series 2020-L4, Class AS,
2.88%, 2/15/2053 500,000 451,209
Series 2021-L7, Class A5,
2.57%, 10/15/2054 1,000,000 876,075
Wells Fargo Commercial
Mortgage Trust
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,469,204
Series 2018-C43, Class AS,
4.15%, 3/15/2051(a) 100,000 97,605
Total Commercial Mortgage-Backed
Securities
(cost $35,312,444) 33,421,759
Corporate Bonds 24 .3%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
5.04%, 5/1/2027(b) 500,000 503,725
6.26%, 5/1/2027 100,000 102,881
3.20%, 3/1/2029(b) 150,000 142,784
6.30%, 5/1/2029 80,000 84,572
2.95%, 2/1/2030(b) 85,000 78,800
5.15%, 5/1/2030 400,000 407,240
6.39%, 5/1/2031(b) 80,000 85,975
3.60%, 5/1/2034(b) 100,000 88,132
6.53%, 5/1/2034(b) 200,000 217,306
3.25%, 2/1/2035 100,000 84,223
5.71%, 5/1/2040 350,000 345,779
3.90%, 5/1/2049 200,000 143,240
3.75%, 2/1/2050(b) 200,000 141,239
5.81%, 5/1/2050(b) 500,000 479,500
6.86%, 5/1/2054 120,000 131,366
5.93%, 5/1/2060 360,000 342,202
7.01%, 5/1/2064 120,000 131,802
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035(b) 200,000 191,935
General Dynamics Corp. ,
2.63%, 11/15/2027 300,000 290,676
3.63%, 4/1/2030(b) 200,000 194,861
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
General Dynamics Corp.,
2.25%, 6/1/2031(b) 30,000 26,827
2.85%, 6/1/2041(b) 50,000 36,639
4.25%, 4/1/2050(b) 200,000 168,251
General Electric Co. ,
Series A, 6.75%, 3/15/2032 300,000 339,481
5.88%, 1/14/2038 90,000 96,019
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027(b) 200,000 195,531
5.35%, 1/15/2030(b) 25,000 25,696
5.75%, 1/15/2035(b) 25,000 25,778
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027(b) 100,000 101,657
4.40%, 6/15/2028 98,000 98,256
5.05%, 6/1/2029(b) 50,000 51,148
2.90%, 12/15/2029 100,000 93,878
1.80%, 1/15/2031(b) 185,000 160,020
5.25%, 6/1/2031(b) 45,000 46,416
5.40%, 7/31/2033 95,000 97,582
5.35%, 6/1/2034 35,000 35,776
4.85%, 4/27/2035 90,000 88,049
5.50%, 8/15/2054(b) 50,000 48,488
Leidos, Inc. ,
2.30%, 2/15/2031 98,000 85,750
Lockheed Martin Corp. ,
4.50%, 2/15/2029(b) 45,000 45,430
4.70%, 12/15/2031 30,000 30,379
3.90%, 6/15/2032 50,000 48,135
5.25%, 1/15/2033 25,000 25,951
4.80%, 8/15/2034 50,000 49,828
3.60%, 3/1/2035(b) 110,000 99,582
4.07%, 12/15/2042 293,000 246,119
4.70%, 5/15/2046(b) 250,000 222,832
4.09%, 9/15/2052 300,000 235,926
4.15%, 6/15/2053(b) 100,000 79,359
5.70%, 11/15/2054 25,000 25,219
5.20%, 2/15/2055(b) 40,000 37,430
4.30%, 6/15/2062 100,000 78,709
5.90%, 11/15/2063 130,000 134,257
Northrop Grumman Corp. ,
3.25%, 1/15/2028 400,000 390,781
4.60%, 2/1/2029 50,000 50,643
4.65%, 7/15/2030 75,000 75,657
4.70%, 3/15/2033 100,000 99,693
4.90%, 6/1/2034 50,000 49,854
5.25%, 7/15/2035(b) 40,000 40,815
4.75%, 6/1/2043 250,000 226,109
4.03%, 10/15/2047 400,000 318,937
4.95%, 3/15/2053(b) 75,000 67,411
5.20%, 6/1/2054(b) 100,000 93,174
RTX Corp. ,
5.75%, 11/8/2026(b) 75,000 76,385
4.13%, 11/16/2028(b) 250,000 248,992
5.75%, 1/15/2029 75,000 78,552
6.00%, 3/15/2031 175,000 188,025
1.90%, 9/1/2031(b) 50,000 42,751
2.38%, 3/15/2032 185,000 160,971
5.15%, 2/27/2033 125,000 127,772
6.10%, 3/15/2034(b) 110,000 118,922
4.70%, 12/15/2041 50,000 45,424
4.50%, 6/1/2042 700,000 619,587

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp.,
3.75%, 11/1/2046 100,000 76,297
4.63%, 11/16/2048 400,000 343,785
3.03%, 3/15/2052 195,000 125,085
5.38%, 2/27/2053(b) 95,000 90,935
6.40%, 3/15/2054(b) 50,000 54,807
Textron, Inc. ,
6.10%, 11/15/2033(b) 100,000 106,479
11,286,479
Air Freight & Logistics 0 .1%
FedEx Corp. ,
3.10%, 8/5/2029 100,000 94,753
4.90%, 1/15/2034(c) 200,000 194,441
4.75%, 11/15/2045(b)(c) 100,000 83,334
GXO Logistics, Inc. ,
6.25%, 5/6/2029(b) 25,000 26,100
6.50%, 5/6/2034 25,000 26,151
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 97,789
4.65%, 10/15/2030 50,000 50,689
4.88%, 3/3/2033(b) 60,000 61,031
5.15%, 5/22/2034(b) 75,000 76,868
5.25%, 5/14/2035(b) 35,000 35,693
6.20%, 1/15/2038(b) 295,000 321,992
3.40%, 9/1/2049(b) 320,000 223,581
5.30%, 4/1/2050(b) 150,000 142,196
5.05%, 3/3/2053(b) 60,000 54,642
5.50%, 5/22/2054(b) 75,000 72,727
5.95%, 5/14/2055 110,000 112,881
5.60%, 5/22/2064(b) 75,000 72,168
6.05%, 5/14/2065(b) 75,000 76,756
1,823,792
Automobile Components 0 .0%
†
Aptiv Swiss Holdings Ltd. ,
3.25%, 3/1/2032(b) 110,000 98,452
5.40%, 3/15/2049 50,000 42,798
3.10%, 12/1/2051 132,000 79,334
4.15%, 5/1/2052 100,000 71,654
BorgWarner, Inc. ,
2.65%, 7/1/2027(b) 55,000 53,212
Lear Corp. ,
2.60%, 1/15/2032 50,000 43,088
5.25%, 5/15/2049 150,000 128,866
Magna International, Inc. ,
5.05%, 3/14/2029 25,000 25,498
5.50%, 3/21/2033 20,000 20,475
563,377
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032(b) 300,000 252,930
6.10%, 8/19/2032 100,000 99,859
4.75%, 1/15/2043 200,000 153,789
5.29%, 12/8/2046(b) 300,000 242,218
General Motors Co. ,
4.20%, 10/1/2027(b) 250,000 247,376
6.80%, 10/1/2027(b) 100,000 104,120
5.40%, 10/15/2029(b) 60,000 61,258
5.63%, 4/15/2030(b) 25,000 25,553
5.60%, 10/15/2032(b) 90,000 91,447
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
General Motors Co.,
6.60%, 4/1/2036(b) 106,000 112,265
5.15%, 4/1/2038(b) 250,000 232,626
6.25%, 10/2/2043(b) 200,000 196,175
5.20%, 4/1/2045(b) 250,000 214,218
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027(b) 78,000 75,674
4.44%, 7/8/2028 75,000 75,086
4.69%, 7/8/2030 75,000 75,129
2.97%, 3/10/2032 100,000 89,745
5.34%, 7/8/2035 50,000 50,127
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031(b) 250,000 297,264
Toyota Motor Corp. ,
4.19%, 6/30/2027 50,000 50,081
5.12%, 7/13/2028 25,000 25,689
4.45%, 6/30/2030 25,000 25,102
5.12%, 7/13/2033(b) 25,000 25,666
5.05%, 6/30/2035 25,000 25,221
2,848,618
Banks 4 .4%
Banco Bilbao Vizcaya
Argentaria SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
6.03%, 3/13/2035(d) 200,000 208,544
Banco Santander SA ,
5.29%, 8/18/2027 400,000 406,730
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(d) 200,000 193,196
3.80%, 2/23/2028(b) 400,000 392,995
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(d) 200,000 198,831
5.59%, 8/8/2028 200,000 206,607
5.44%, 7/15/2031(b) 200,000 207,759
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(b)(d) 200,000 179,458
6.92%, 8/8/2033(b) 200,000 216,758
6.94%, 11/7/2033 200,000 225,986
Bank of America Corp. ,
4.25%, 10/22/2026 435,000 434,208
(SOFR + 0.96%), 1.73%,
7/22/2027(d) 850,000 826,182
(SOFR + 1.34%), 5.93%,
9/15/2027(d) 125,000 127,182
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(d) 500,000 495,642
(SOFR + 1.05%), 2.55%,
2/4/2028(b)(d) 280,000 272,130
(SOFR + 1.58%), 4.38%,
4/27/2028(b)(d) 260,000 259,946

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 2.04%), 4.95%,
7/22/2028(d) 250,000 252,881
(SOFR + 1.99%), 6.20%,
11/10/2028(b)(d) 70,000 72,847
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(b)(d) 600,000 586,490
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(d) 225,000 228,209
(SOFR + 1.63%), 5.20%,
4/25/2029(b)(d) 215,000 219,722
(SOFR + 1.11%), 4.62%,
5/9/2029(b)(d) 240,000 241,523
(SOFR + 1.06%), 2.09%,
6/14/2029(d) 100,000 93,733
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(b)(d) 500,000 498,353
(SOFR + 1.57%), 5.82%,
9/15/2029(b)(d) 125,000 130,215
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 300,000 295,293
(CME Term SOFR 3
Month + 1.45%), 2.88%,
10/22/2030(d) 200,000 187,200
Series FIX, (SOFR
+ 1.00%), 5.16%,
1/24/2031(b)(d) 310,000 317,734
(CME Term SOFR 3
Month + 1.25%), 2.50%,
2/13/2031(d) 200,000 182,672
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 600,000 548,520
(SOFR + 1.37%), 1.92%,
10/24/2031(d) 400,000 348,834
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 630,000 565,378
(SOFR + 1.22%), 2.30%,
7/21/2032(d) 100,000 87,142
(SOFR + 1.21%), 2.57%,
10/20/2032(d) 280,000 246,781
(SOFR + 1.33%), 2.97%,
2/4/2033(b)(d) 350,000 313,420
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(d) 290,000 285,381
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(d) 465,000 470,444
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 580,000 591,620
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 375,000 395,722
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 460,000 472,576
(SOFR + 1.91%), 5.43%,
8/15/2035(d) 150,000 149,956
(SOFR + 1.74%), 5.52%,
10/25/2035(d) 300,000 300,003
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.31%), 5.51%,
1/24/2036(b)(d) 245,000 251,912
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 180,000 182,905
(SOFR + 1.64%), 5.46%,
5/9/2036(b)(d) 240,000 246,099
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(d) 300,000 254,205
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(d) 150,000 136,570
7.75%, 5/14/2038 200,000 238,742
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(d) 100,000 86,978
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 300,000 213,977
5.88%, 2/7/2042 250,000 261,253
(SOFR + 1.58%), 3.31%,
4/22/2042(d) 300,000 230,216
5.00%, 1/21/2044 50,000 47,242
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(b)(d) 100,000 85,483
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(d) 300,000 249,146
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(d) 600,000 476,488
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 60,000 37,561
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(d) 50,000 32,317
Bank of America NA ,
5.53%, 8/18/2026 250,000 253,546
Bank of Montreal ,
1.25%, 9/15/2026 300,000 289,462
2.65%, 3/8/2027 100,000 97,647
5.37%, 6/4/2027 75,000 76,594
Series f2f, (SOFR + 0.88%),
4.57%, 9/10/2027(b)(d) 25,000 25,057
Series H, 4.70%,
9/14/2027(b) 150,000 151,365
5.20%, 2/1/2028 150,000 153,404
5.72%, 9/25/2028(b) 100,000 104,234
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(b)(d) 45,000 45,729
(SOFR + 1.25%), 4.64%,
9/10/2030(b)(d) 125,000 126,035
5.51%, 6/4/2031(b) 75,000 78,421
(USD Swap Semi 5
Year + 1.43%), 3.80%,
12/15/2032(d) 99,000 96,426
Bank of Nova Scotia (The) ,
1.30%, 9/15/2026 200,000 193,146

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The),
5.35%, 12/7/2026 50,000 50,710
1.95%, 2/2/2027 50,000 48,377
5.40%, 6/4/2027(b) 25,000 25,579
5.25%, 6/12/2028(b) 40,000 41,203
(SOFR + 1.00%), 4.40%,
9/8/2028(b)(d) 25,000 25,042
(SOFR + 0.89%), 4.93%,
2/14/2029(b)(d) 50,000 50,646
5.45%, 8/1/2029(b) 25,000 25,961
4.85%, 2/1/2030 60,000 61,140
(SOFR + 1.07%), 5.13%,
2/14/2031(b)(d) 50,000 50,914
2.15%, 8/1/2031(b) 300,000 262,066
2.45%, 2/2/2032 50,000 43,496
(SOFR + 1.44%), 4.74%,
11/10/2032(b)(d) 25,000 24,977
5.65%, 2/1/2034 50,000 52,461
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(d) 92,000 87,072
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(d) 200,000 193,945
4.34%, 1/10/2028(b) 200,000 199,488
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(b)(d) 200,000 203,983
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(b)(d) 200,000 212,301
(SOFR + 0.96%), 5.09%,
2/25/2029(b)(d) 200,000 202,485
+ 1.90%), 4.97%,
5/16/2029(d) 400,000 404,182
+ 3.05%), 5.09%,
6/20/2030(d) 200,000 200,964
(SOFR + 1.56%), 4.94%,
9/10/2030(d) 200,000 201,491
(SOFR + 1.23%), 5.37%,
2/25/2031(d) 200,000 204,297
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(d) 200,000 226,990
(SOFR + 2.98%), 6.22%,
5/9/2034(b)(d) 400,000 424,542
(SOFR + 2.62%), 6.69%,
9/13/2034(b)(d) 200,000 218,344
(SOFR + 1.91%), 5.34%,
9/10/2035(b)(d) 200,000 198,499
(SOFR + 1.59%), 5.79%,
2/25/2036(b)(d) 200,000 204,418
5.25%, 8/17/2045(b) 205,000 196,054
4.95%, 1/10/2047(b) 200,000 181,617
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Canadian Imperial Bank of
Commerce ,
5.62%, 7/17/2026 25,000 25,302
5.93%, 10/2/2026 50,000 50,978
3.45%, 4/7/2027 80,000 78,976
5.24%, 6/28/2027(b) 50,000 50,899
(SOFR + 0.93%), 4.51%,
9/11/2027(d) 50,000 50,079
(SOFR + 0.72%), 4.86%,
1/13/2028(b)(d) 25,000 25,173
5.00%, 4/28/2028 60,000 61,172
5.99%, 10/3/2028 50,000 52,480
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 50,000 50,538
5.26%, 4/8/2029(b) 75,000 77,183
(SOFR + 1.34%), 4.63%,
9/11/2030(b)(d) 50,000 50,006
(SOFR + 1.11%), 5.25%,
1/13/2031(d) 25,000 25,608
6.09%, 10/3/2033(b) 50,000 53,610
Citibank NA ,
4.93%, 8/6/2026 250,000 251,716
5.49%, 12/4/2026 250,000 253,960
4.58%, 5/29/2027 250,000 251,373
5.80%, 9/29/2028(b) 250,000 261,392
4.84%, 8/6/2029(b) 250,000 255,275
4.91%, 5/29/2030 250,000 254,800
5.57%, 4/30/2034(b) 250,000 260,416
Citigroup, Inc. ,
3.20%, 10/21/2026 500,000 492,856
4.45%, 9/29/2027 500,000 500,480
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(b)(d) 500,000 495,455
(SOFR + 1.28%), 3.07%,
2/24/2028(d) 400,000 391,134
(SOFR + 1.14%), 4.64%,
5/7/2028(d) 175,000 175,464
(SOFR + 1.89%), 4.66%,
5/24/2028(b)(d) 70,000 70,258
(SOFR + 0.87%), 4.79%,
3/4/2029(d) 200,000 201,436
(SOFR + 1.36%), 5.17%,
2/13/2030(d) 605,000 617,241
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 250,000 245,044
(SOFR + 1.34%), 4.54%,
9/19/2030(d) 200,000 199,094
(SOFR + 1.42%), 2.98%,
11/5/2030(d) 200,000 187,112
(SOFR + 1.15%), 2.67%,
1/29/2031(d) 100,000 91,688
(SOFR + 3.91%), 4.41%,
3/31/2031(b)(d) 300,000 296,816
(SOFR + 1.46%), 4.95%,
5/7/2031(b)(d) 175,000 176,995
(SOFR + 2.11%), 2.57%,
6/3/2031(d) 300,000 272,073
(SOFR + 1.17%), 2.56%,
5/1/2032(b)(d) 245,000 217,050

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
6.63%, 6/15/2032 83,000 90,512
(SOFR + 1.35%), 3.06%,
1/25/2033(b)(d) 450,000 402,170
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 265,000 247,715
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(d) 335,000 334,249
(SOFR + 2.34%), 6.27%,
11/17/2033(b)(d) 200,000 215,354
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 445,000 465,839
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.28%),
5.59%, 11/19/2034(b)(d) 150,000 152,331
(SOFR + 2.06%), 5.83%,
2/13/2035(d) 175,000 178,564
(SOFR + 1.45%), 5.45%,
6/11/2035(d) 200,000 204,286
(SOFR + 1.83%), 6.02%,
1/24/2036(d) 145,000 148,903
(SOFR + 1.47%), 5.33%,
3/27/2036(b)(d) 155,000 156,216
8.13%, 7/15/2039 350,000 440,709
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.73%),
5.41%, 9/19/2039(d) 100,000 97,126
(SOFR + 4.55%), 5.32%,
3/26/2041(d) 300,000 292,592
6.68%, 9/13/2043(b) 150,000 163,631
4.65%, 7/23/2048(b) 200,000 172,951
(SOFR + 1.75%), 5.61%,
3/4/2056(d) 120,000 117,786
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(b)(d) 96,000 99,431
2.50%, 2/6/2030(b) 170,000 154,221
(SOFR + 1.26%), 5.25%,
3/5/2031(d) 50,000 50,670
(SOFR + 1.91%), 5.72%,
7/23/2032(b)(d) 50,000 51,727
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 100,000 107,788
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(d) 40,000 39,474
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 243,721
(SOFR + 2.16%), 5.98%,
1/30/2030(b)(d) 72,000 73,749
Cooperatieve Rabobank UA ,
5.25%, 5/24/2041 175,000 172,236
5.25%, 8/4/2045(b) 250,000 236,141
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(d) 40,000 39,741
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp,
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(b)(d) 60,000 62,547
(SOFR + 2.34%), 6.34%,
7/27/2029(b)(d) 106,000 111,650
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(d) 60,000 60,372
(SOFR + 1.84%), 5.63%,
1/29/2032(b)(d) 100,000 104,068
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(d) 40,000 38,184
Fifth Third Bank NA ,
2.25%, 2/1/2027(b) 295,000 285,947
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(d) 400,000 405,706
(SOFR + 1.06%), 5.60%,
5/17/2028(d) 200,000 203,746
(SOFR + 2.11%), 4.76%,
6/9/2028(d) 200,000 200,760
(SOFR + 3.35%), 7.39%,
11/3/2028(d) 215,000 228,328
(SOFR + 1.03%), 4.90%,
3/3/2029(b)(d) 200,000 201,694
(SOFR + 1.97%), 6.16%,
3/9/2029(b)(d) 400,000 415,927
(SOFR + 1.29%), 2.21%,
8/17/2029(d) 200,000 186,321
(SOFR + 1.46%), 5.55%,
3/4/2030(b)(d) 200,000 205,951
4.95%, 3/31/2030(b) 200,000 203,405
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(d) 200,000 194,771
(SOFR + 1.29%), 5.29%,
11/19/2030(d) 200,000 204,314
(SOFR + 1.29%), 5.13%,
3/3/2031(b)(d) 200,000 202,670
(SOFR + 1.57%), 5.24%,
5/13/2031(b)(d) 200,000 203,638
(SOFR + 1.95%), 2.36%,
8/18/2031(b)(d) 300,000 266,436
(SOFR + 1.52%), 5.73%,
5/17/2032(b)(d) 200,000 207,924
(SOFR + 1.19%), 2.80%,
5/24/2032(d) 220,000 195,457
(SOFR + 1.41%), 2.87%,
11/22/2032(b)(d) 200,000 176,921
(SOFR + 2.53%), 4.76%,
3/29/2033(d) 200,000 195,815
(SOFR + 2.87%), 5.40%,
8/11/2033(b)(d) 300,000 307,720
(SOFR + 4.25%), 8.11%,
11/3/2033(b)(d) 300,000 346,330
(SOFR + 2.39%), 6.25%,
3/9/2034(b)(d) 200,000 213,992

8 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 3.02%), 7.40%,
11/13/2034(b)(d) 200,000 223,671
(SOFR + 1.78%), 5.72%,
3/4/2035(d) 200,000 207,423
(SOFR + 1.56%), 5.45%,
3/3/2036(d) 200,000 201,102
6.50%, 5/2/2036 100,000 106,187
(SOFR + 1.88%), 5.79%,
5/13/2036(d) 200,000 205,707
6.50%, 9/15/2037 200,000 212,211
6.80%, 6/1/2038 100,000 108,403
(SOFR + 2.65%), 6.33%,
3/9/2044(d) 200,000 214,687
5.25%, 3/14/2044(b) 250,000 237,568
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(d) 30,000 29,983
(SOFR + 1.28%), 5.27%,
1/15/2031(b)(d) 50,000 51,230
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(b)
(d) 100,000 102,194
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(d) 250,000 210,018
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(d) 250,000 250,913
ING Groep NV ,
3.95%, 3/29/2027(b) 300,000 298,587
(SOFR + 1.83%), 4.02%,
3/28/2028(d) 400,000 397,388
4.55%, 10/2/2028 200,000 201,029
(SOFR + 1.44%), 5.34%,
3/19/2030(b)(d) 200,000 205,086
(SOFR + 1.77%), 5.55%,
3/19/2035(b)(d) 200,000 204,785
JPMorgan Chase & Co. ,
2.95%, 10/1/2026(b) 600,000 591,266
8.00%, 4/29/2027 290,000 309,269
(SOFR + 0.77%), 1.47%,
9/22/2027(b)(d) 200,000 192,957
4.25%, 10/1/2027(b) 500,000 502,082
(SOFR + 1.33%), 6.07%,
10/22/2027(b)(d) 170,000 173,692
(SOFR + 1.19%), 5.04%,
1/23/2028(b)(d) 80,000 80,763
(SOFR + 1.17%), 2.95%,
2/24/2028(d) 85,000 83,055
(SOFR + 0.93%), 5.57%,
4/22/2028(b)(d) 175,000 178,591
(SOFR + 1.56%), 4.32%,
4/26/2028(d) 360,000 359,654
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.64%), 3.54%,
5/1/2028(d) 500,000 492,599
(SOFR + 0.93%), 4.98%,
7/22/2028(b)(d) 50,000 50,641
(SOFR + 1.99%), 4.85%,
7/25/2028(b)(d) 180,000 181,876
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 110,000 110,329
(SOFR + 0.80%), 4.92%,
1/24/2029(d) 195,000 197,619
(CME Term SOFR 3
Month + 1.38%), 4.01%,
4/23/2029(b)(d) 300,000 297,361
(SOFR + 1.02%), 2.07%,
6/1/2029(d) 100,000 93,792
(SOFR + 1.45%), 5.30%,
7/24/2029(d) 235,000 241,277
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 165,000 173,424
(SOFR + 1.31%), 5.01%,
1/23/2030(d) 175,000 178,230
(SOFR + 1.16%), 5.58%,
4/22/2030(b)(d) 175,000 181,712
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(b)(d) 250,000 243,322
(SOFR + 1.75%), 4.57%,
6/14/2030(d) 200,000 200,881
(SOFR + 1.13%), 5.00%,
7/22/2030(d) 125,000 127,283
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(b)(d) 300,000 279,732
(SOFR + 1.04%), 4.60%,
10/22/2030(d) 200,000 200,683
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 225,000 230,733
(SOFR + 2.04%), 2.52%,
4/22/2031(d) 400,000 365,718
(SOFR + 1.44%), 5.10%,
4/22/2031(d) 135,000 138,349
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(b)(d) 150,000 138,705
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(d) 75,000 66,981
(SOFR + 1.18%), 2.55%,
11/8/2032(d) 510,000 448,975
(SOFR + 1.26%), 2.96%,
1/25/2033(d) 130,000 116,848
(SOFR + 1.80%), 4.59%,
4/26/2033(d) 35,000 34,641
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 790,000 794,574
(SOFR + 2.58%), 5.72%,
9/14/2033(b)(d) 270,000 281,420
(SOFR + 1.85%), 5.35%,
6/1/2034(b)(d) 525,000 540,131

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.81%), 6.25%,
10/23/2034(b)(d) 135,000 146,723
(SOFR + 1.62%), 5.34%,
1/23/2035(b)(d) 245,000 250,789
(SOFR + 1.49%), 5.77%,
4/22/2035(d) 350,000 367,706
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 275,000 279,846
(SOFR + 1.34%), 4.95%,
10/22/2035(b)(d) 125,000 123,691
(SOFR + 1.32%), 5.50%,
1/24/2036(b)(d) 265,000 272,950
(SOFR + 1.68%), 5.57%,
4/22/2036(b)(d) 135,000 139,906
6.40%, 5/15/2038 250,000 277,735
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(b)(d) 350,000 308,686
5.60%, 7/15/2041 400,000 410,729
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 300,000 210,277
4.85%, 2/1/2044 400,000 371,952
(SOFR + 1.55%), 5.53%,
11/29/2045(d) 150,000 150,334
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(d) 550,000 463,398
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 250,000 199,884
(SOFR + 2.44%), 3.11%,
4/22/2051(b)(d) 300,000 201,868
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(d) 200,000 140,131
KeyBank NA ,
5.85%, 11/15/2027(b) 250,000 258,108
6.95%, 2/1/2028 225,000 237,324
KeyCorp ,
2.25%, 4/6/2027 50,000 48,214
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(d) 105,000 102,361
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(d) 80,000 85,336
Korea Development Bank
(The) ,
4.38%, 2/15/2033 200,000 196,881
5.63%, 10/23/2033 200,000 213,449
Kreditanstalt fuer
Wiederaufbau ,
2.88%, 4/3/2028(b) 1,000,000 978,545
3.88%, 6/15/2028(b) 1,200,000 1,205,516
4.63%, 3/18/2030(b) 80,000 82,803
3.75%, 7/15/2030(b) 50,000 49,833
4.13%, 7/15/2033(b) 400,000 398,998
4.38%, 2/28/2034(b) 1,000,000 1,010,879
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Kreditanstalt fuer
Wiederaufbau,
0.00%, 6/29/2037(e) 750,000 441,995
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 976,757
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(d) 200,000 203,032
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.38%),
5.46%, 1/5/2028(b)(d) 200,000 202,710
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(b)(d) 200,000 197,558
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(d) 300,000 310,122
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(d) 200,000 229,158
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(b)(d) 200,000 205,299
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.59%, 11/26/2035(d) 200,000 203,443
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(d) 300,000 213,763
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(d) 40,000 40,098
(SOFR + 1.40%), 5.18%,
7/8/2031(d) 30,000 30,497
(SOFR + 1.85%), 5.05%,
1/27/2034(b)(d) 88,000 86,756
Manufacturers & Traders Trust
Co. ,
4.70%, 1/27/2028(b) 250,000 252,203
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(d) 200,000 194,050
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(d) 200,000 193,065

10 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(d) 200,000 193,663
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(d) 300,000 303,837
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.35%, 9/13/2028(b)(d) 200,000 204,278
3.74%, 3/7/2029(b) 600,000 588,691
3.20%, 7/18/2029(b) 500,000 476,851
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(d) 300,000 261,358
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(b)(d) 200,000 177,173
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(d) 300,000 303,746
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.63%),
5.44%, 2/22/2034(b)(d) 200,000 205,876
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
5.43%, 4/17/2035(b)(d) 200,000 204,235
3.75%, 7/18/2039(b) 200,000 172,259
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(b)(d) 200,000 194,161
3.17%, 9/11/2027 250,000 244,791
4.02%, 3/5/2028(b) 300,000 298,723
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(b)(d) 200,000 207,654
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(b)(d) 400,000 356,184
2.56%, 9/13/2031 200,000 174,607
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(d) 200,000 208,206
Morgan Stanley Bank NA ,
5.88%, 10/30/2026 250,000 255,261
(SOFR + 0.68%), 4.45%,
10/15/2027(d) 250,000 250,366
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Morgan Stanley Bank NA,
(SOFR + 0.87%), 5.50%,
5/26/2028(b)(d) 250,000 255,279
(SOFR + 0.91%), 5.02%,
1/12/2029(b)(d) 250,000 253,887
National Australia Bank Ltd. ,
3.91%, 6/9/2027(b) 250,000 249,512
4.79%, 1/10/2029(b) 250,000 255,384
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(d) 200,000 195,017
+ 1.75%), 4.89%,
5/18/2029(b)(d) 400,000 404,004
+ 1.91%), 5.08%,
1/27/2030(b)(d) 200,000 202,929
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(b)(d) 200,000 207,689
Oesterreichische Kontrollbank
AG ,
4.13%, 1/18/2029 860,000 869,592
4.50%, 1/24/2030 65,000 66,767
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026 100,000 96,617
(SOFR + 0.80%), 5.10%,
7/23/2027(d) 100,000 100,753
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(b)(d) 75,000 77,099
(SOFR + 1.34%), 5.30%,
1/21/2028(b)(d) 25,000 25,376
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(d) 135,000 138,259
(SOFR + 1.84%), 5.58%,
6/12/2029(b)(d) 362,000 374,895
2.55%, 1/22/2030(b) 200,000 185,255
(SOFR + 1.20%), 5.49%,
5/14/2030(b)(d) 100,000 103,608
(SOFR + 1.07%), 5.22%,
1/29/2031(d) 90,000 92,364
(SOFR + 1.33%), 4.90%,
5/13/2031(d) 75,000 75,953
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(d) 200,000 175,443
(SOFR + 1.26%), 4.81%,
10/21/2032(b)(d) 75,000 75,172
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(d) 200,000 212,689
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 125,000 125,622
(SOFR + 1.95%), 5.94%,
8/18/2034(d) 100,000 105,788
(SOFR + 2.28%), 6.88%,
10/20/2034(b)(d) 185,000 206,812

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.90%), 5.68%,
1/22/2035(d) 200,000 207,799
(SOFR + 1.60%), 5.40%,
7/23/2035(b)(d) 50,000 50,914
(SOFR + 1.39%), 5.58%,
1/29/2036(b)(d) 175,000 180,367
Regions Financial Corp. ,
1.80%, 8/12/2028(b) 200,000 184,678
(SOFR + 1.49%), 5.72%,
6/6/2030(b)(d) 50,000 51,640
(SOFR + 2.06%), 5.50%,
9/6/2035(b)(d) 86,000 86,215
Royal Bank of Canada ,
5.20%, 7/20/2026 75,000 75,733
1.40%, 11/2/2026(b) 300,000 289,620
4.88%, 1/19/2027(b) 50,000 50,485
2.05%, 1/21/2027(b) 200,000 193,937
3.63%, 5/4/2027 40,000 39,615
(SOFR + 0.79%), 5.07%,
7/23/2027(d) 75,000 75,502
4.24%, 8/3/2027 90,000 90,147
(United States SOFR
Compounded Index
+ 0.72%), 4.51%,
10/18/2027(d) 50,000 50,091
6.00%, 11/1/2027(b) 146,000 151,724
4.90%, 1/12/2028 100,000 101,823
(United States SOFR
Compounded Index
+ 0.81%), 4.71%,
3/27/2028(d) 100,000 100,602
5.20%, 8/1/2028(b) 75,000 77,153
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(b)(d) 50,000 50,207
(SOFR + 0.83%), 4.97%,
1/24/2029(b)(d) 125,000 126,801
4.95%, 2/1/2029(b) 50,000 51,145
(SOFR + 1.10%), 4.97%,
8/2/2030(b)(d) 75,000 76,044
(United States SOFR
Compounded Index
+ 1.08%), 4.65%,
10/18/2030(b)(d) 125,000 125,220
(SOFR + 1.03%), 5.15%,
2/4/2031(b)(d) 125,000 127,570
(United States SOFR
Compounded Index +
1.13%), 4.97%, 5/2/2031(b)
(d) 100,000 101,493
2.30%, 11/3/2031 200,000 175,679
3.88%, 5/4/2032(b) 40,000 38,257
5.00%, 2/1/2033(b) 100,000 101,550
5.00%, 5/2/2033 80,000 81,017
5.15%, 2/1/2034(b) 150,000 153,662
Santander Holdings USA, Inc. ,
3.24%, 10/5/2026(b) 300,000 295,372
4.40%, 7/13/2027(b) 78,000 77,870
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc.,
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(d) 125,000 121,003
(SOFR + 2.36%), 6.50%,
3/9/2029(b)(d) 60,000 62,560
(SOFR + 1.61%), 5.47%,
3/20/2029(b)(d) 50,000 50,839
(SOFR + 2.70%), 6.57%,
6/12/2029(b)(d) 24,000 25,160
(SOFR + 2.50%), 6.17%,
1/9/2030(d) 40,000 41,631
(SOFR + 1.88%), 5.74%,
3/20/2031(b)(d) 50,000 51,328
(SOFR + 3.28%), 7.66%,
11/9/2031(d) 50,000 55,770
(SOFR + 2.14%), 6.34%,
5/31/2035(b)(d) 35,000 36,549
Santander UK Group Holdings
plc ,
(SOFR + 1.22%), 2.47%,
1/11/2028(d) 200,000 193,632
(SOFR + 2.60%), 6.53%,
1/10/2029(d) 200,000 208,744
Sumitomo Mitsui Financial
Group, Inc. ,
1.40%, 9/17/2026 200,000 193,096
3.36%, 7/12/2027(b) 300,000 295,356
5.72%, 9/14/2028(b) 200,000 207,938
1.90%, 9/17/2028 200,000 185,641
3.04%, 7/16/2029(b) 400,000 379,139
5.71%, 1/13/2030(b) 500,000 524,546
2.75%, 1/15/2030(b) 200,000 185,735
5.81%, 9/14/2033(b) 200,000 212,242
5.56%, 7/9/2034(b) 200,000 206,516
2.93%, 9/17/2041 300,000 217,114
Toronto-Dominion Bank (The) ,
5.53%, 7/17/2026(b) 75,000 75,923
1.25%, 9/10/2026 100,000 96,499
5.26%, 12/11/2026 35,000 35,474
4.57%, 12/17/2026 50,000 50,190
1.95%, 1/12/2027 100,000 96,677
2.80%, 3/10/2027 100,000 97,645
4.98%, 4/5/2027(b) 75,000 75,924
4.11%, 6/8/2027(b) 100,000 99,715
4.69%, 9/15/2027(b) 90,000 90,866
4.86%, 1/31/2028(b) 50,000 50,684
4.57%, 6/2/2028(b) 50,000 50,368
5.52%, 7/17/2028(b) 75,000 77,578
4.99%, 4/5/2029(b) 75,000 76,546
4.78%, 12/17/2029(b) 50,000 50,587
4.81%, 6/3/2030 50,000 50,474
2.00%, 9/10/2031(b) 100,000 87,325
2.45%, 1/12/2032 100,000 87,244
5.30%, 1/30/2032 50,000 51,315
3.20%, 3/10/2032(b) 100,000 90,902
4.46%, 6/8/2032(b) 355,000 348,466
Truist Bank ,
2.25%, 3/11/2030(b) 300,000 270,085
Truist Financial Corp. ,
1.13%, 8/3/2027 300,000 282,000
(SOFR + 1.37%), 4.12%,
6/6/2028(b)(d) 65,000 64,759

12 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(d) 80,000 80,924
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(d) 300,000 279,173
(SOFR + 2.45%), 7.16%,
10/30/2029(b)(d) 30,000 32,451
(SOFR + 1.62%), 5.44%,
1/24/2030(b)(d) 25,000 25,749
(SOFR + 1.31%), 5.07%,
5/20/2031(d) 100,000 101,520
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 75,000 76,458
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 90,000 87,827
(SOFR + 2.30%), 6.12%,
10/28/2033(d) 100,000 106,279
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 30,000 30,019
(SOFR + 2.36%), 5.87%,
6/8/2034(b)(d) 245,000 255,949
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(d) 160,000 165,848
US Bancorp ,
Series X, 3.15%, 4/27/2027 300,000 294,697
(SOFR + 1.88%), 6.79%,
10/26/2027(b)(d) 25,000 25,735
(SOFR + 0.73%), 2.22%,
1/27/2028(d) 100,000 96,642
3.90%, 4/26/2028(b) 500,000 496,790
(SOFR + 1.66%), 4.55%,
7/22/2028(b)(d) 105,000 105,237
(SOFR + 1.23%), 4.65%,
2/1/2029(d) 100,000 100,649
(SOFR + 2.02%), 5.78%,
6/12/2029(b)(d) 40,000 41,536
(SOFR + 1.56%), 5.38%,
1/23/2030(b)(d) 200,000 205,924
(SOFR + 1.25%), 5.10%,
7/23/2030(b)(d) 115,000 117,387
(SOFR + 1.06%), 5.05%,
2/12/2031(d) 50,000 50,898
(SOFR + 1.02%), 2.68%,
1/27/2033(b)(d) 100,000 87,664
(SOFR + 2.11%), 4.97%,
7/22/2033(d) 115,000 113,589
(SOFR + 2.09%), 5.85%,
10/21/2033(d) 200,000 210,407
(SOFR + 1.60%), 4.84%,
2/1/2034(d) 100,000 98,742
(SOFR + 2.26%), 5.84%,
6/12/2034(b)(d) 300,000 315,124
(SOFR + 1.86%), 5.68%,
1/23/2035(b)(d) 200,000 207,635
(SOFR + 1.41%), 5.42%,
2/12/2036(b)(d) 50,000 50,949
Wells Fargo & Co. ,
3.00%, 10/23/2026(b) 200,000 196,572
4.30%, 7/22/2027 200,000 200,039
Series W, (SOFR + 0.78%),
4.90%, 1/24/2028(b)(d) 175,000 176,267
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.51%), 3.53%,
3/24/2028(d) 200,000 197,225
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 170,000 173,692
(SOFR + 2.10%), 2.39%,
6/2/2028(b)(d) 500,000 481,707
(SOFR + 1.98%), 4.81%,
7/25/2028(d) 125,000 126,054
(SOFR + 1.37%), 4.97%,
4/23/2029(b)(d) 225,000 228,148
(SOFR + 1.74%), 5.57%,
7/25/2029(b)(d) 210,000 216,837
(SOFR + 1.79%), 6.30%,
10/23/2029(b)(d) 185,000 195,524
(SOFR + 1.50%), 5.20%,
1/23/2030(b)(d) 140,000 143,402
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(d) 500,000 467,166
(SOFR + 1.11%), 5.24%,
1/24/2031(d) 245,000 251,330
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(d) 300,000 274,835
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(b)(d) 250,000 248,820
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 225,000 230,437
(SOFR + 1.50%), 3.35%,
3/2/2033(b)(d) 200,000 182,650
(SOFR + 2.10%), 4.90%,
7/25/2033(b)(d) 175,000 175,034
(SOFR + 2.02%), 5.39%,
4/24/2034(b)(d) 940,000 961,852
(SOFR + 1.99%), 5.56%,
7/25/2034(d) 415,000 428,291
(SOFR + 2.06%), 6.49%,
10/23/2034(b)(d) 215,000 235,002
(SOFR + 1.78%), 5.50%,
1/23/2035(d) 360,000 369,187
(SOFR + 1.38%), 5.21%,
12/3/2035(d) 200,000 200,769
(SOFR + 1.74%), 5.60%,
4/23/2036(b)(d) 115,000 118,705
(SOFR + 2.53%), 3.07%,
4/30/2041(b)(d) 450,000 340,051
5.38%, 11/2/2043 250,000 237,064
4.65%, 11/4/2044(b) 300,000 256,812
4.90%, 11/17/2045 150,000 131,940
4.40%, 6/14/2046 200,000 163,167
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(b)(d) 500,000 455,259
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(d) 300,000 255,664
Wells Fargo Bank NA ,
5.45%, 8/7/2026 500,000 506,374
5.25%, 12/11/2026 250,000 253,605

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
4.60%, 10/20/2026(b) 40,000 40,258
5.46%, 11/18/2027(b) 200,000 206,311
3.40%, 1/25/2028(b) 300,000 295,557
5.54%, 11/17/2028(b) 75,000 78,494
1.95%, 11/20/2028 200,000 186,611
5.05%, 4/16/2029(b) 75,000 77,393
2.65%, 1/16/2030(b) 120,000 112,447
4.35%, 7/1/2030 75,000 75,154
(USD SOFR Spread-
Adjusted ICE Swap Rate
5 Year + 2.24%), 4.32%,
11/23/2031(b)(d) 300,000 298,024
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b)(d) 500,000 483,182
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 85,000 74,626
2.96%, 11/16/2040 100,000 74,008
3.13%, 11/18/2041 65,000 47,329
100,600,540
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 510,000 497,633
4.90%, 2/1/2046 770,000 705,813
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 135,378
4.90%, 2/1/2046 200,000 182,240
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029(b) 350,000 356,306
3.50%, 6/1/2030(b) 400,000 385,902
5.00%, 6/15/2034(b) 50,000 51,040
4.44%, 10/6/2048 231,000 196,436
5.55%, 1/23/2049 350,000 347,345
4.50%, 6/1/2050(b) 100,000 88,828
4.75%, 4/15/2058(b) 75,000 65,768
5.80%, 1/23/2059(b) 150,000 153,626
Brown-Forman Corp. ,
4.75%, 4/15/2033 40,000 39,974
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(b) 500,000 490,660
3.45%, 3/25/2030 200,000 194,231
2.00%, 3/5/2031(b) 95,000 84,466
2.25%, 1/5/2032(b) 300,000 265,546
5.00%, 5/13/2034(b) 75,000 77,229
4.65%, 8/14/2034(b) 50,000 50,255
2.88%, 5/5/2041 300,000 225,413
2.60%, 6/1/2050 100,000 61,653
3.00%, 3/5/2051(b) 135,000 89,694
2.50%, 3/15/2051 156,000 93,668
5.30%, 5/13/2054(b) 75,000 72,974
5.20%, 1/14/2055 50,000 47,866
5.40%, 5/13/2064 150,000 146,333
Coca-Cola Consolidated, Inc. ,
5.25%, 6/1/2029(b) 50,000 51,524
5.45%, 6/1/2034 50,000 51,521
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030(b) 150,000 139,895
Constellation Brands, Inc. ,
3.50%, 5/9/2027 500,000 492,015
4.80%, 1/15/2029(b) 25,000 25,255
2.88%, 5/1/2030(b) 100,000 92,475
4.80%, 5/1/2030(b) 25,000 25,206
2.25%, 8/1/2031 405,000 350,853
4.90%, 5/1/2033(b) 60,000 59,450
Diageo Capital plc ,
2.38%, 10/24/2029(b) 210,000 194,906
2.00%, 4/29/2030(b) 200,000 179,909
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 296,049
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050(b) 150,000 108,793
Keurig Dr Pepper, Inc. ,
5.10%, 3/15/2027 25,000 25,311
4.35%, 5/15/2028 25,000 25,042
4.60%, 5/25/2028(b) 104,000 104,795
5.05%, 3/15/2029(b) 25,000 25,557
3.95%, 4/15/2029 50,000 49,186
4.60%, 5/15/2030 25,000 25,127
Series 10, 5.20%,
3/15/2031(b) 25,000 25,797
4.05%, 4/15/2032(b) 50,000 48,049
5.30%, 3/15/2034 100,000 102,355
5.15%, 5/15/2035 25,000 24,947
4.50%, 4/15/2052(b) 250,000 205,957
Molson Coors Beverage Co. ,
3.00%, 7/15/2026 190,000 187,173
5.00%, 5/1/2042(b) 150,000 136,818
4.20%, 7/15/2046 150,000 119,671
Pepsico Singapore Financing I
Pte. Ltd. ,
4.65%, 2/16/2027 25,000 25,231
4.55%, 2/16/2029(b) 25,000 25,366
4.70%, 2/16/2034(b) 25,000 24,877
PepsiCo, Inc. ,
2.38%, 10/6/2026(b) 84,000 82,327
5.13%, 11/10/2026 50,000 50,630
4.40%, 2/7/2027 25,000 25,169
3.00%, 10/15/2027(b) 300,000 293,328
4.45%, 2/7/2028(b) 25,000 25,310
3.60%, 2/18/2028(b) 25,000 24,785
4.45%, 5/15/2028 60,000 60,904
4.50%, 7/17/2029(b) 50,000 50,797
4.60%, 2/7/2030(b) 25,000 25,462
2.75%, 3/19/2030(b) 700,000 656,434
1.63%, 5/1/2030(b) 130,000 115,410
1.40%, 2/25/2031(b) 200,000 171,517
1.95%, 10/21/2031 100,000 86,912
3.90%, 7/18/2032(b) 35,000 33,827
4.45%, 2/15/2033 60,000 60,037
4.80%, 7/17/2034 50,000 50,325
5.00%, 2/7/2035(b) 125,000 126,900
2.63%, 10/21/2041 50,000 35,340
4.45%, 4/14/2046(b) 300,000 264,708
2.88%, 10/15/2049(b) 150,000 98,521
3.63%, 3/19/2050(b) 200,000 151,227
2.75%, 10/21/2051 50,000 31,194

14 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
4.20%, 7/18/2052(b) 25,000 20,486
4.65%, 2/15/2053(b) 60,000 52,894
5.25%, 7/17/2054(b) 50,000 48,461
10,998,292
Biotechnology 0 .4%
AbbVie, Inc. ,
2.95%, 11/21/2026 350,000 344,200
4.80%, 3/15/2027(b) 175,000 176,683
4.65%, 3/15/2028 100,000 101,512
4.80%, 3/15/2029(b) 175,000 178,432
3.20%, 11/21/2029 550,000 526,076
4.88%, 3/15/2030(b) 100,000 102,400
4.95%, 3/15/2031 95,000 97,530
5.05%, 3/15/2034 275,000 279,995
4.55%, 3/15/2035(b) 195,000 189,326
5.20%, 3/15/2035 65,000 66,408
4.50%, 5/14/2035 200,000 193,230
4.05%, 11/21/2039 380,000 333,073
4.40%, 11/6/2042 375,000 329,722
5.35%, 3/15/2044 55,000 53,910
4.75%, 3/15/2045 168,000 151,391
4.70%, 5/14/2045 282,000 252,821
4.88%, 11/14/2048(b) 150,000 135,810
4.25%, 11/21/2049 475,000 391,310
5.40%, 3/15/2054(b) 240,000 233,365
5.60%, 3/15/2055(b) 40,000 40,014
5.50%, 3/15/2064 45,000 43,637
Amgen, Inc. ,
5.15%, 3/2/2028(b) 290,000 296,311
1.65%, 8/15/2028(b) 200,000 184,869
4.05%, 8/18/2029 120,000 118,609
2.45%, 2/21/2030 100,000 91,581
5.25%, 3/2/2030(b) 200,000 206,076
2.00%, 1/15/2032(b) 200,000 170,551
3.35%, 2/22/2032(b) 55,000 50,928
4.20%, 3/1/2033(b) 120,000 115,179
5.25%, 3/2/2033(b) 315,000 322,567
3.15%, 2/21/2040 200,000 154,055
2.80%, 8/15/2041(b) 100,000 72,253
5.60%, 3/2/2043 290,000 287,684
4.40%, 5/1/2045 150,000 127,606
4.56%, 6/15/2048 174,000 147,879
3.38%, 2/21/2050(b) 180,000 126,618
4.66%, 6/15/2051 318,000 272,254
3.00%, 1/15/2052(b) 200,000 128,410
4.20%, 2/22/2052 25,000 19,574
4.88%, 3/1/2053(b) 55,000 48,030
5.65%, 3/2/2053(b) 330,000 322,211
4.40%, 2/22/2062 165,000 128,794
5.75%, 3/2/2063 180,000 174,994
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 180,213
3.15%, 5/1/2050(b) 230,000 144,952
3.25%, 2/15/2051(b) 130,000 82,978
Gilead Sciences, Inc. ,
1.20%, 10/1/2027 60,000 56,332
4.80%, 11/15/2029(b) 45,000 45,931
1.65%, 10/1/2030 115,000 100,530
5.25%, 10/15/2033(b) 150,000 155,179
5.10%, 6/15/2035(b) 50,000 50,640
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc.,
4.00%, 9/1/2036(b) 200,000 182,426
5.65%, 12/1/2041(b) 200,000 203,351
4.80%, 4/1/2044 150,000 137,027
4.75%, 3/1/2046 200,000 179,025
4.15%, 3/1/2047 150,000 122,518
2.80%, 10/1/2050 95,000 59,720
5.55%, 10/15/2053 45,000 44,422
5.50%, 11/15/2054(b) 50,000 48,980
5.60%, 11/15/2064 50,000 49,137
Regeneron Pharmaceuticals,
Inc. ,
1.75%, 9/15/2030(b) 88,000 76,430
2.80%, 9/15/2050 65,000 38,804
9,746,473
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 491,247
4.00%, 12/6/2037(b) 200,000 176,356
4.20%, 12/6/2047(b) 500,000 401,781
Amazon.com, Inc. ,
3.30%, 4/13/2027(b) 195,000 192,847
3.15%, 8/22/2027(b) 250,000 245,928
4.55%, 12/1/2027(b) 400,000 405,323
1.65%, 5/12/2028(b) 200,000 187,813
3.45%, 4/13/2029(b) 180,000 176,631
4.65%, 12/1/2029(b) 130,000 132,856
1.50%, 6/3/2030(b) 200,000 176,906
2.10%, 5/12/2031(b) 300,000 266,361
3.60%, 4/13/2032(b) 270,000 258,448
4.70%, 12/1/2032 130,000 132,485
4.80%, 12/5/2034(b) 100,000 102,068
3.88%, 8/22/2037(b) 200,000 180,910
2.88%, 5/12/2041 200,000 149,253
4.05%, 8/22/2047 400,000 329,984
2.50%, 6/3/2050 250,000 150,252
3.10%, 5/12/2051 300,000 202,241
3.95%, 4/13/2052(b) 190,000 149,934
4.25%, 8/22/2057(b) 250,000 204,624
2.70%, 6/3/2060 100,000 57,431
3.25%, 5/12/2061 200,000 130,134
eBay, Inc. ,
3.60%, 6/5/2027(b) 500,000 494,721
2.70%, 3/11/2030 88,000 81,534
2.60%, 5/10/2031 75,000 67,240
3.65%, 5/10/2051(b) 100,000 72,241
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 191,438
5,808,987
Building Products 0 .1%
Allegion plc ,
3.50%, 10/1/2029 250,000 239,487
Amrize Finance US LLC ,
4.60%, 4/7/2027(c) 25,000 25,101
4.70%, 4/7/2028(c) 25,000 25,227
Carlisle Cos., Inc. ,
2.75%, 3/1/2030(b) 74,000 68,337
2.20%, 3/1/2032(b) 100,000 84,512
Carrier Global Corp. ,
2.49%, 2/15/2027 31,000 30,169

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Carrier Global Corp.,
2.72%, 2/15/2030 50,000 46,466
3.38%, 4/5/2040(b) 300,000 238,094
3.58%, 4/5/2050(b) 235,000 172,444
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029(b) 50,000 47,378
4.00%, 3/25/2032 100,000 93,964
5.88%, 6/1/2033 32,000 33,557
4.50%, 3/25/2052(b) 30,000 23,900
Johnson Controls International
plc ,
5.50%, 4/19/2029 50,000 51,855
1.75%, 9/15/2030(b) 100,000 87,774
2.00%, 9/16/2031 100,000 85,718
4.90%, 12/1/2032(b) 65,000 65,337
4.63%, 7/2/2044(f) 100,000 86,270
4.50%, 2/15/2047 100,000 84,129
Masco Corp. ,
2.00%, 2/15/2031 250,000 215,020
3.13%, 2/15/2051 60,000 37,318
Owens Corning ,
5.70%, 6/15/2034(b) 35,000 36,351
4.30%, 7/15/2047 200,000 161,177
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049 250,000 209,038
2,248,623
Capital Markets 1 .7%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028(b) 25,000 26,197
4.50%, 5/13/2032(b) 50,000 49,609
5.15%, 5/15/2033(b) 45,000 46,174
5.20%, 4/15/2035 50,000 50,368
Apollo Debt Solutions BDC ,
Series WI*, 6.90%,
4/13/2029 75,000 78,289
Series WI*, 6.70%,
7/29/2031(b) 50,000 51,957
6.55%, 3/15/2032(c) 50,000 51,070
Ares Capital Corp. ,
2.15%, 7/15/2026(b) 96,000 93,547
2.88%, 6/15/2027 100,000 96,645
2.88%, 6/15/2028 250,000 235,583
5.88%, 3/1/2029 35,000 35,688
5.50%, 9/1/2030 45,000 44,860
3.20%, 11/15/2031(b) 150,000 130,579
5.80%, 3/8/2032 50,000 49,791
Ares Management Corp. ,
5.60%, 10/11/2054 25,000 23,593
Ares Strategic Income Fund ,
5.45%, 9/9/2028(c) 25,000 25,012
5.60%, 2/15/2030 60,000 59,819
5.80%, 9/9/2030(b)(c) 25,000 25,087
6.20%, 3/21/2032(b) 125,000 125,364
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 48,508
Bank of New York Mellon
Corp. (The) ,
1.05%, 10/15/2026 100,000 96,183
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
2.05%, 1/26/2027(b) 200,000 193,902
(SOFR + 0.68%), 4.44%,
6/9/2028(d) 25,000 25,132
(SOFR + 1.15%), 3.99%,
6/13/2028(b)(d) 40,000 39,858
(SOFR + 0.84%), 4.89%,
7/21/2028(d) 75,000 75,993
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(d) 25,000 25,886
Series J, 1.90%, 1/25/2029 200,000 184,611
(SOFR + 1.17%), 4.54%,
2/1/2029(d) 100,000 100,765
3.85%, 4/26/2029 90,000 88,985
(SOFR + 1.60%), 6.32%,
10/25/2029(d) 75,000 79,648
(SOFR + 1.09%), 4.98%,
3/14/2030(b)(d) 125,000 127,984
(SOFR + 0.89%), 4.94%,
2/11/2031(b)(d) 50,000 51,058
1.80%, 7/28/2031 100,000 86,922
2.50%, 1/26/2032 100,000 88,079
(SOFR + 1.23%), 5.06%,
7/22/2032(b)(d) 75,000 76,771
(SOFR + 1.42%), 4.29%,
6/13/2033(b)(d) 40,000 38,945
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(b)(d) 180,000 190,910
(SOFR + 1.51%), 4.71%,
2/1/2034(d) 100,000 98,898
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(d) 80,000 80,250
(SOFR + 1.85%), 6.47%,
10/25/2034(b)(d) 75,000 82,588
(SOFR + 1.42%), 5.19%,
3/14/2035(b)(d) 125,000 126,572
(SOFR + 1.25%), 5.23%,
11/20/2035(d) 50,000 50,838
(SOFR + 1.35%), 5.32%,
6/6/2036(b)(d) 50,000 51,041
(SOFR + 1.77%), 5.61%,
7/21/2039(d) 25,000 25,462
BGC Group, Inc. ,
6.60%, 6/10/2029 25,000 25,910
6.15%, 4/2/2030(c) 25,000 25,348
Blackstone Private Credit
Fund ,
3.25%, 3/15/2027(b) 200,000 194,464
7.30%, 11/27/2028 25,000 26,662
4.00%, 1/15/2029 200,000 191,889
5.95%, 7/16/2029(b) 25,000 25,473
5.60%, 11/22/2029(b) 50,000 50,345
6.25%, 1/25/2031 25,000 25,717
6.00%, 1/29/2032 100,000 100,553
6.00%, 11/22/2034 50,000 48,893

16 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Reg Finance Co.
LLC ,
5.00%, 12/6/2034(b) 25,000 24,888
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027(b) 25,000 25,518
2.85%, 9/30/2028(b) 200,000 186,119
5.30%, 6/30/2030(b) 25,000 24,771
Blue Owl Capital Corp. ,
3.40%, 7/15/2026 94,000 92,490
3.13%, 4/13/2027 50,000 48,281
2.88%, 6/11/2028 230,000 214,269
6.20%, 7/15/2030 25,000 25,254
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 150,000 154,342
5.80%, 3/15/2030 100,000 100,163
6.65%, 3/15/2031(b) 100,000 102,851
Blue Owl Finance LLC ,
6.25%, 4/18/2034 150,000 154,343
Brookfield Asset Management
Ltd. ,
5.80%, 4/24/2035(b) 25,000 25,653
Brookfield Finance I UK plc ,
2.34%, 1/30/2032(b) 50,000 42,518
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 135,538
Brookfield Finance, Inc. ,
3.90%, 1/25/2028 40,000 39,531
4.85%, 3/29/2029(b) 300,000 302,749
6.35%, 1/5/2034 50,000 53,640
5.68%, 1/15/2035 50,000 51,315
3.50%, 3/30/2051 35,000 23,743
3.63%, 2/15/2052 15,000 10,357
5.97%, 3/4/2054(b) 125,000 124,748
5.81%, 3/3/2055 25,000 24,447
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030 300,000 258,396
Charles Schwab Corp. (The) ,
2.45%, 3/3/2027 40,000 38,873
(SOFR + 2.21%), 5.64%,
5/19/2029(d) 300,000 310,954
(SOFR + 1.88%), 6.20%,
11/17/2029(b)(d) 75,000 79,579
1.65%, 3/11/2031 200,000 171,714
2.30%, 5/13/2031 300,000 266,936
1.95%, 12/1/2031 100,000 85,478
2.90%, 3/3/2032 100,000 89,942
(SOFR + 2.01%), 6.14%,
8/24/2034(b)(d) 220,000 238,035
CI Financial Corp. ,
4.10%, 6/15/2051 30,000 21,241
CME Group, Inc. ,
4.40%, 3/15/2030 25,000 25,176
2.65%, 3/15/2032 50,000 44,768
5.30%, 9/15/2043 80,000 80,003
Credit Suisse USA LLC ,
7.13%, 7/15/2032 55,000 62,630
Deutsche Bank AG ,
(SOFR + 1.22%), 2.31%,
11/16/2027(b)(d) 170,000 164,946
(SOFR + 1.32%), 2.55%,
1/7/2028(b)(d) 200,000 194,255
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Deutsche Bank AG,
(SOFR + 3.18%), 6.72%,
1/18/2029(b)(d) 300,000 315,142
(SOFR + 1.70%), 5.00%,
9/11/2030(d) 150,000 151,136
(SOFR + 3.04%), 3.55%,
9/18/2031(d) 350,000 327,411
(SOFR + 1.72%), 3.04%,
5/28/2032(b)(d) 150,000 134,567
(SOFR + 3.65%), 7.08%,
2/10/2034(b)(d) 200,000 213,199
(SOFR + 2.05%), 5.40%,
9/11/2035(b)(d) 150,000 149,166
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027(b) 30,000 29,232
3.45%, 3/1/2032(b) 25,000 22,791
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 95,890
3.25%, 7/15/2027 50,000 47,950
3.13%, 10/12/2028 150,000 137,550
6.13%, 1/15/2030(b) 25,000 24,829
Goldman Sachs Group, Inc.
(The) ,
3.85%, 1/26/2027(b) 500,000 496,677
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 500,000 482,754
(SOFR + 0.91%), 1.95%,
10/21/2027(d) 240,000 232,383
(SOFR + 1.11%), 2.64%,
2/24/2028(d) 95,000 92,264
(SOFR + 1.85%), 3.62%,
3/15/2028(d) 75,000 73,953
(SOFR + 1.73%), 4.48%,
8/23/2028(d) 200,000 200,266
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(d) 700,000 696,010
(SOFR + 1.77%), 6.48%,
10/24/2029(d) 125,000 132,596
2.60%, 2/7/2030(b) 200,000 184,835
(SOFR + 1.27%), 5.73%,
4/25/2030(b)(d) 150,000 156,143
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 225,000 228,736
(SOFR + 1.14%), 4.69%,
10/23/2030(d) 110,000 110,330
(SOFR + 1.08%), 5.21%,
1/28/2031(d) 200,000 204,682
(SOFR + 1.58%), 5.22%,
4/23/2031(d) 250,000 256,293
(SOFR + 1.28%), 2.62%,
4/22/2032(d) 390,000 346,653
(SOFR + 1.25%), 2.38%,
7/21/2032(d) 280,000 244,537
(SOFR + 1.26%), 2.65%,
10/21/2032(d) 165,000 145,802
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(d) 695,000 625,532
(SOFR + 1.95%), 6.56%,
10/24/2034(b)(d) 200,000 221,145

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.55%), 5.85%,
4/25/2035(b)(d) 235,000 246,442
(SOFR + 1.55%), 5.33%,
7/23/2035(b)(d) 150,000 151,304
(SOFR + 1.42%), 5.02%,
10/23/2035(b)(d) 275,000 271,674
(SOFR + 1.38%), 5.54%,
1/28/2036(d) 300,000 307,646
6.45%, 5/1/2036 150,000 160,299
6.75%, 10/1/2037 500,000 548,890
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(d) 200,000 174,433
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(b)(d) 200,000 180,300
6.25%, 2/1/2041(b) 200,000 213,804
(SOFR + 1.51%), 3.21%,
4/22/2042(d) 200,000 149,580
(SOFR + 1.47%), 2.91%,
7/21/2042(d) 100,000 71,603
(SOFR + 1.63%), 3.44%,
2/24/2043(d) 185,000 141,048
4.80%, 7/8/2044(b) 300,000 269,502
(SOFR + 1.58%), 5.56%,
11/19/2045(b)(d) 200,000 196,908
(SOFR + 1.70%), 5.73%,
1/28/2056(d) 180,000 179,968
Goldman Sachs Private Credit
Corp. ,
5.88%, 5/6/2028(c) 25,000 25,268
6.25%, 5/6/2030(c) 25,000 25,340
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 95,369
Intercontinental Exchange,
Inc. ,
4.00%, 9/15/2027 180,000 179,079
4.35%, 6/15/2029 150,000 150,326
2.10%, 6/15/2030 165,000 147,543
5.25%, 6/15/2031 50,000 51,822
1.85%, 9/15/2032(b) 500,000 414,523
4.60%, 3/15/2033(b) 110,000 109,417
4.25%, 9/21/2048(b) 100,000 82,076
3.00%, 6/15/2050 75,000 48,769
4.95%, 6/15/2052(b) 120,000 108,226
3.00%, 9/15/2060 120,000 72,960
5.20%, 6/15/2062(b) 110,000 102,611
Janus Henderson US
Holdings, Inc. ,
Series WI*, 5.45%,
9/10/2034 25,000 24,798
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 503,744
5.88%, 7/21/2028 70,000 72,597
4.15%, 1/23/2030(b) 100,000 97,667
2.63%, 10/15/2031(b) 100,000 87,005
6.20%, 4/14/2034(b) 150,000 156,903
Lazard Group LLC ,
6.00%, 3/15/2031(b) 40,000 42,003
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
LPL Holdings, Inc. ,
6.00%, 5/20/2034(b) 100,000 103,407
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 97,912
6.50%, 6/4/2027 25,000 25,560
6.95%, 3/1/2029 25,000 26,010
Moody's Corp. ,
3.25%, 1/15/2028 300,000 293,713
2.00%, 8/19/2031(b) 60,000 52,071
5.00%, 8/5/2034 50,000 50,530
2.75%, 8/19/2041 75,000 53,005
3.25%, 5/20/2050 35,000 23,497
3.10%, 11/29/2061 95,000 58,890
Morgan Stanley ,
3.95%, 4/23/2027(b) 500,000 496,859
(SOFR + 0.86%), 1.51%,
7/20/2027(b)(d) 480,000 465,629
(SOFR + 1.00%), 2.48%,
1/21/2028(d) 195,000 189,277
(SOFR + 1.01%), 5.65%,
4/13/2028(d) 175,000 178,885
(SOFR + 1.61%), 4.21%,
4/20/2028(b)(d) 80,000 79,835
+ 1.34%), 3.59%,
7/22/2028(b)(d) 300,000 294,749
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(d) 300,000 295,717
(SOFR + 1.73%), 5.12%,
2/1/2029(d) 90,000 91,571
(SOFR + 1.38%), 4.99%,
4/12/2029(d) 40,000 40,582
(SOFR + 1.59%), 5.16%,
4/20/2029(d) 255,000 259,998
(SOFR + 1.63%), 5.45%,
7/20/2029(d) 35,000 35,996
(SOFR + 1.83%), 6.41%,
11/1/2029(d) 70,000 74,145
(SOFR + 1.45%), 5.17%,
1/16/2030(d) 225,000 229,713
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b)(d) 500,000 499,297
(SOFR + 1.26%), 5.66%,
4/18/2030(b)(d) 150,000 155,807
(SOFR + 1.22%), 5.04%,
7/19/2030(b)(d) 100,000 101,699
(SOFR + 1.10%), 4.65%,
10/18/2030(d) 250,000 250,477
(SOFR + 1.11%), 5.23%,
1/15/2031(d) 160,000 163,791
(SOFR + 1.14%), 2.70%,
1/22/2031(d) 400,000 368,846
(SOFR + 3.12%), 3.62%,
4/1/2031(b)(d) 420,000 402,762
(SOFR + 1.51%), 5.19%,
4/17/2031(d) 275,000 281,911
7.25%, 4/1/2032(b) 324,000 372,888
(SOFR + 1.02%), 1.93%,
4/28/2032(d) 500,000 427,495

18 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.18%), 2.24%,
7/21/2032(d) 500,000 432,974
(SOFR + 1.20%), 2.51%,
10/20/2032(b)(d) 275,000 240,820
(SOFR + 1.29%), 2.94%,
1/21/2033(b)(d) 70,000 62,475
(SOFR + 2.08%), 4.89%,
7/20/2033(b)(d) 45,000 45,045
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(d) 130,000 141,142
(SOFR + 1.87%), 5.25%,
4/21/2034(b)(d) 450,000 457,762
(SOFR + 1.88%), 5.42%,
7/21/2034(d) 235,000 240,735
(SOFR + 2.05%), 6.63%,
11/1/2034(d) 115,000 126,764
(SOFR + 1.73%), 5.47%,
1/18/2035(d) 350,000 358,067
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 360,000 377,157
(SOFR + 1.56%), 5.32%,
7/19/2035(d) 160,000 161,953
(SOFR + 1.42%), 5.59%,
1/18/2036(d) 250,000 256,629
(SOFR + 1.76%), 5.66%,
4/17/2036(d) 150,000 155,437
(SOFR + 1.36%), 2.48%,
9/16/2036(d) 450,000 382,381
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 80,000 79,703
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 90,000 92,587
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(b)(d) 75,000 76,981
(SOFR + 1.49%), 3.22%,
4/22/2042(b)(d) 200,000 151,738
4.30%, 1/27/2045 300,000 255,708
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(d) 100,000 99,246
(SOFR + 1.43%), 2.80%,
1/25/2052(d) 205,000 126,827
(SOFR + 1.71%), 5.52%,
11/19/2055(d) 260,000 254,080
MSD Investment Corp. ,
6.25%, 5/31/2030(c) 25,000 24,728
Nasdaq, Inc. ,
5.35%, 6/28/2028 65,000 66,926
1.65%, 1/15/2031 400,000 344,883
5.55%, 2/15/2034(b) 78,000 81,266
3.95%, 3/7/2052 190,000 142,007
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 300,000 290,153
2.17%, 7/14/2028 200,000 186,700
5.61%, 7/6/2029(b) 200,000 207,073
3.10%, 1/16/2030(b) 200,000 186,828
2.61%, 7/14/2031 200,000 176,465
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nomura Holdings, Inc.,
5.78%, 7/3/2034(b) 200,000 206,903
Northern Trust Corp. ,
4.00%, 5/10/2027(b) 65,000 64,920
1.95%, 5/1/2030(b) 80,000 71,886
6.13%, 11/2/2032(b) 130,000 140,376
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 95,863
7.10%, 2/15/2029 100,000 102,939
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 224,639
S&P Global, Inc. ,
2.45%, 3/1/2027 30,000 29,193
2.70%, 3/1/2029(b) 100,000 94,779
2.50%, 12/1/2029(b) 80,000 74,381
1.25%, 8/15/2030(b) 110,000 94,701
2.90%, 3/1/2032(b) 325,000 295,461
3.25%, 12/1/2049 65,000 45,918
3.70%, 3/1/2052(b) 94,000 71,056
2.30%, 8/15/2060 40,000 20,426
Sixth Street Lending Partners ,
5.75%, 1/15/2030(b) 50,000 50,124
State Street Corp. ,
5.27%, 8/3/2026(b) 100,000 101,004
4.99%, 3/18/2027(b) 75,000 76,085
4.33%, 10/22/2027 75,000 75,382
(SOFR + 0.56%), 1.68%,
11/18/2027(d) 200,000 193,015
(SOFR + 0.73%), 2.20%,
2/7/2028(b)(d) 40,000 38,745
4.54%, 2/28/2028 50,000 50,570
(SOFR + 1.72%), 5.82%,
11/4/2028(d) 60,000 62,162
(SOFR + 1.02%), 4.53%,
2/20/2029(b)(d) 75,000 75,615
(SOFR + 1.48%), 5.68%,
11/21/2029(b)(d) 75,000 78,434
2.40%, 1/24/2030(b) 200,000 185,967
4.73%, 2/28/2030 50,000 50,758
4.83%, 4/24/2030(b) 50,000 50,928
2.20%, 3/3/2031(b) 74,000 65,460
(SOFR + 1.05%), 4.68%,
10/22/2032(b)(d) 75,000 75,030
(SOFR + 1.00%), 2.62%,
2/7/2033(d) 20,000 17,597
(SOFR + 1.57%), 4.82%,
1/26/2034(b)(d) 110,000 109,599
(SOFR + 1.89%), 5.16%,
5/18/2034(b)(d) 60,000 61,291
(SOFR + 1.49%), 3.03%,
11/1/2034(d) 100,000 92,386
(SOFR + 1.96%), 6.12%,
11/21/2034(b)(d) 50,000 53,412
(SOFR + 1.22%), 5.15%,
2/28/2036(d) 50,000 50,584
UBS AG ,
5.00%, 7/9/2027 250,000 253,861
7.50%, 2/15/2028 250,000 269,691

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
4.88%, 5/15/2045(b) 400,000 359,325
37,868,860
Chemicals 0 .3%
Air Products and Chemicals,
Inc. ,
1.85%, 5/15/2027(b) 105,000 100,805
4.30%, 6/11/2028 25,000 25,127
4.60%, 2/8/2029(b) 100,000 101,435
2.05%, 5/15/2030(b) 145,000 131,155
4.75%, 2/8/2031 100,000 101,742
4.90%, 10/11/2032 25,000 25,350
4.80%, 3/3/2033(b) 70,000 70,563
4.85%, 2/8/2034(b) 100,000 100,248
2.70%, 5/15/2040 65,000 47,288
2.80%, 5/15/2050 40,000 25,271
Albemarle Corp. ,
5.65%, 6/1/2052 100,000 83,355
Cabot Corp. ,
5.00%, 6/30/2032(b) 30,000 29,945
CF Industries, Inc. ,
5.15%, 3/15/2034 300,000 298,761
Dow Chemical Co. (The) ,
6.30%, 3/15/2033 25,000 26,807
5.15%, 2/15/2034 25,000 24,990
5.35%, 3/15/2035(b) 50,000 49,737
9.40%, 5/15/2039 206,000 269,705
4.38%, 11/15/2042 300,000 244,113
4.80%, 5/15/2049 250,000 204,640
6.90%, 5/15/2053(b) 25,000 26,894
5.60%, 2/15/2054(b) 25,000 22,755
5.95%, 3/15/2055(b) 50,000 47,656
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028(b) 400,000 406,072
5.42%, 11/15/2048(b) 300,000 302,111
Eastman Chemical Co. ,
5.00%, 8/1/2029 50,000 50,698
5.75%, 3/8/2033(b) 35,000 36,389
4.65%, 10/15/2044 200,000 169,250
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 77,254
1.30%, 1/30/2031(b) 200,000 169,995
2.13%, 2/1/2032 100,000 86,293
2.13%, 8/15/2050 200,000 109,231
2.70%, 12/15/2051 75,000 46,011
2.75%, 8/18/2055 65,000 38,738
FMC Corp. ,
3.45%, 10/1/2029 60,000 55,890
5.65%, 5/18/2033 40,000 39,537
4.50%, 10/1/2049(b) 85,000 62,981
6.38%, 5/18/2053 40,000 38,327
Huntsman International LLC ,
5.70%, 10/15/2034(b) 25,000 23,234
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 60,251
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 166,053
LYB International Finance III
LLC ,
2.25%, 10/1/2030 135,000 119,569
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
LYB International Finance III
LLC,
5.63%, 5/15/2033(b) 40,000 40,899
5.50%, 3/1/2034(b) 50,000 49,906
4.20%, 10/15/2049(b) 100,000 74,215
4.20%, 5/1/2050(b) 200,000 148,200
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 195,970
Mosaic Co. (The) ,
4.05%, 11/15/2027(b) 250,000 248,123
5.38%, 11/15/2028 25,000 25,663
Nutrien Ltd. ,
4.50%, 3/12/2027 25,000 25,064
5.20%, 6/21/2027 50,000 50,759
4.90%, 3/27/2028(b) 25,000 25,354
5.25%, 3/12/2032(b) 50,000 50,988
5.40%, 6/21/2034 50,000 50,829
5.88%, 12/1/2036 125,000 129,670
5.25%, 1/15/2045 154,000 141,807
5.80%, 3/27/2053(b) 150,000 148,378
PPG Industries, Inc. ,
2.80%, 8/15/2029(b) 300,000 282,181
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 39,680
Sherwin-Williams Co. (The) ,
3.45%, 6/1/2027(b) 154,000 151,900
2.95%, 8/15/2029 200,000 188,933
2.20%, 3/15/2032 200,000 171,833
4.50%, 6/1/2047 150,000 125,480
2.90%, 3/15/2052 80,000 48,905
Westlake Corp. ,
2.88%, 8/15/2041 100,000 67,249
4.38%, 11/15/2047(b) 100,000 78,128
6,676,340
Commercial Services & Supplies 0 .1%
Cintas Corp. No. 2 ,
4.20%, 5/1/2028 25,000 25,060
4.00%, 5/1/2032 40,000 38,659
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 14,553
RELX Capital, Inc. ,
4.00%, 3/18/2029 100,000 99,240
4.75%, 3/27/2030 25,000 25,328
Republic Services, Inc. ,
4.88%, 4/1/2029(b) 25,000 25,532
5.00%, 11/15/2029(b) 25,000 25,706
4.75%, 7/15/2030(b) 40,000 40,748
1.45%, 2/15/2031(b) 165,000 140,728
2.38%, 3/15/2033(b) 200,000 170,873
5.00%, 4/1/2034(b) 82,000 83,220
5.20%, 11/15/2034 45,000 46,058
5.15%, 3/15/2035 35,000 35,688
6.20%, 3/1/2040 70,000 76,300
Rollins, Inc. ,
5.25%, 2/24/2035 25,000 25,090
Veralto Corp. ,
5.50%, 9/18/2026 50,000 50,596
5.35%, 9/18/2028(b) 50,000 51,534
5.45%, 9/18/2033 50,000 51,567

20 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 100,403
2.20%, 1/15/2032 100,000 86,276
3.20%, 6/1/2032(b) 50,000 45,651
4.20%, 1/15/2033 100,000 96,755
5.00%, 3/1/2034(b) 50,000 50,522
5.25%, 9/1/2035 45,000 46,008
2.95%, 1/15/2052 70,000 44,601
Waste Management, Inc. ,
4.95%, 7/3/2027(b) 40,000 40,677
4.50%, 3/15/2028 75,000 75,787
4.88%, 2/15/2029(b) 75,000 76,808
2.00%, 6/1/2029 35,000 32,275
4.63%, 2/15/2030(b) 50,000 50,676
4.65%, 3/15/2030(b) 75,000 76,027
4.95%, 7/3/2031(b) 35,000 35,928
4.80%, 3/15/2032 75,000 76,129
4.15%, 4/15/2032(b) 106,000 103,750
4.63%, 2/15/2033(b) 50,000 50,084
4.88%, 2/15/2034(b) 75,000 76,029
4.95%, 3/15/2035(b) 125,000 125,530
2.95%, 6/1/2041 85,000 62,944
4.15%, 7/15/2049(b) 125,000 101,629
5.35%, 10/15/2054(b) 110,000 105,847
2,586,816
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
4.80%, 2/26/2027(b) 125,000 126,516
4.55%, 2/24/2028 75,000 75,991
4.85%, 2/26/2029 125,000 128,097
4.75%, 2/24/2030 75,000 76,677
4.95%, 2/26/2031 243,000 249,965
4.95%, 2/24/2032(b) 75,000 76,878
5.05%, 2/26/2034(b) 205,000 209,828
5.10%, 2/24/2035(b) 100,000 102,360
5.90%, 2/15/2039 200,000 215,082
5.50%, 1/15/2040(b) 200,000 206,586
5.30%, 2/26/2054 70,000 67,884
5.50%, 2/24/2055(b) 35,000 34,925
5.35%, 2/26/2064 75,000 72,383
Motorola Solutions, Inc. ,
5.00%, 4/15/2029 25,000 25,409
4.85%, 8/15/2030(b) 25,000 25,269
2.30%, 11/15/2030(b) 300,000 266,308
2.75%, 5/24/2031(b) 76,000 68,138
5.60%, 6/1/2032(b) 100,000 104,172
5.20%, 8/15/2032 25,000 25,418
5.40%, 4/15/2034 25,000 25,496
5.55%, 8/15/2035 25,000 25,490
2,208,872
Construction & Engineering 0 .0%
†
MasTec, Inc. ,
5.90%, 6/15/2029 25,000 25,860
Quanta Services, Inc. ,
4.75%, 8/9/2027(b) 50,000 50,420
2.90%, 10/1/2030(b) 100,000 92,186
2.35%, 1/15/2032 50,000 43,047
5.25%, 8/9/2034(b) 50,000 50,612
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering
Quanta Services, Inc.,
3.05%, 10/1/2041 55,000 39,001
301,126
Construction Materials 0 .0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031(b) 65,000 57,639
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030(b) 500,000 458,798
2.40%, 7/15/2031(b) 25,000 22,046
5.15%, 12/1/2034(b) 30,000 30,139
3.20%, 7/15/2051 50,000 33,127
Vulcan Materials Co. ,
4.95%, 12/1/2029 40,000 40,787
5.35%, 12/1/2034 75,000 76,348
4.50%, 6/15/2047 250,000 210,915
5.70%, 12/1/2054(b) 35,000 34,720
964,519
Consumer Finance 0 .9%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 480,000 467,653
3.88%, 1/23/2028 500,000 491,367
3.00%, 10/29/2028 300,000 285,802
3.30%, 1/30/2032 300,000 271,797
3.40%, 10/29/2033(b) 150,000 132,276
5.30%, 1/19/2034 150,000 150,919
4.95%, 9/10/2034(b) 150,000 146,726
3.85%, 10/29/2041 150,000 119,939
Ally Financial, Inc. ,
4.75%, 6/9/2027 40,000 40,215
7.10%, 11/15/2027 100,000 105,375
2.20%, 11/2/2028 165,000 152,136
(SOFR + 2.82%), 6.85%,
1/3/2030(d) 50,000 52,789
8.00%, 11/1/2031(b) 150,000 170,793
8.00%, 11/1/2031 50,000 56,512
(SOFR + 2.29%), 6.18%,
7/26/2035(b)(d) 40,000 40,799
American Express Co. ,
1.65%, 11/4/2026(b) 200,000 193,447
2.55%, 3/4/2027 110,000 107,102
3.30%, 5/3/2027 300,000 295,454
(SOFR + 0.97%), 5.39%,
7/28/2027(b)(d) 25,000 25,249
5.85%, 11/5/2027(b) 95,000 98,467
(SOFR + 1.00%), 5.10%,
2/16/2028(d) 174,000 175,970
(SOFR + 0.93%), 5.04%,
7/26/2028(d) 45,000 45,615
(SOFR + 1.26%), 4.73%,
4/25/2029(b)(d) 125,000 126,421
4.05%, 5/3/2029(b) 60,000 59,976
(United States SOFR
Compounded Index
+ 1.28%), 5.28%,
7/27/2029(b)(d) 100,000 102,821
(United States SOFR
Compounded Index
+ 1.09%), 5.53%,
4/25/2030(b)(d) 175,000 181,920

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(United States SOFR
Compounded Index
+ 1.02%), 5.09%,
1/30/2031(d) 75,000 76,760
(SOFR + 1.44%), 5.02%,
4/25/2031(d) 125,000 127,639
(SOFR + 1.94%), 6.49%,
10/30/2031(d) 150,000 163,441
(SOFR + 2.26%), 4.99%,
5/26/2033(d) 25,000 25,058
(SOFR + 1.76%), 4.42%,
8/3/2033(d) 130,000 126,860
(SOFR + 1.84%), 5.04%,
5/1/2034(b)(d) 120,000 121,137
(SOFR + 1.42%), 5.28%,
7/26/2035(d) 155,000 156,915
(United States SOFR
Compounded Index
+ 1.32%), 5.44%,
1/30/2036(d) 75,000 76,561
(SOFR + 1.79%), 5.67%,
4/25/2036(d) 75,000 77,665
4.05%, 12/3/2042(b) 100,000 84,627
American Honda Finance
Corp. ,
1.30%, 9/9/2026 115,000 110,921
4.40%, 10/5/2026 50,000 50,044
2.35%, 1/8/2027 100,000 97,054
4.90%, 3/12/2027 50,000 50,445
4.90%, 7/9/2027(b) 50,000 50,614
4.45%, 10/22/2027 50,000 50,147
4.70%, 1/12/2028 20,000 20,182
4.55%, 3/3/2028 25,000 25,130
5.13%, 7/7/2028 150,000 153,044
5.65%, 11/15/2028(b) 50,000 51,946
2.25%, 1/12/2029(b) 50,000 46,382
4.90%, 3/13/2029(b) 50,000 50,764
4.40%, 9/5/2029(b) 50,000 49,764
4.80%, 3/5/2030(b) 25,000 25,198
4.60%, 4/17/2030 60,000 60,047
5.85%, 10/4/2030 50,000 52,831
5.05%, 7/10/2031 50,000 50,647
4.85%, 10/23/2031 50,000 50,135
4.90%, 1/10/2034 35,000 34,633
5.20%, 3/5/2035 25,000 24,864
Capital One Financial Corp. ,
4.10%, 2/9/2027(b) 250,000 248,829
3.65%, 5/11/2027(b) 300,000 296,793
(SOFR + 2.44%), 7.15%,
10/29/2027(b)(d) 50,000 51,662
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(d) 300,000 302,196
(SOFR + 2.08%), 5.47%,
2/1/2029(d) 100,000 102,398
(SOFR + 2.64%), 6.31%,
6/8/2029(d) 240,000 251,928
(SOFR + 1.79%), 3.27%,
3/1/2030(b)(d) 95,000 90,868
(SOFR + 2.60%), 5.25%,
7/26/2030(b)(d) 60,000 61,336
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 1.56%), 5.46%,
7/26/2030(b)(d) 50,000 51,451
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 200,000 225,969
(SOFR + 1.34%), 2.36%,
7/29/2032(b)(d) 100,000 84,803
6.70%, 11/29/2032(b) 100,000 109,192
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(d) 90,000 92,846
(SOFR + 2.86%), 6.38%,
6/8/2034(d) 280,000 298,089
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 75,000 87,179
(SOFR + 2.26%), 6.05%,
2/1/2035(b)(d) 100,000 104,238
(SOFR + 1.99%), 5.88%,
7/26/2035(b)(d) 150,000 154,650
Caterpillar Financial Services
Corp. ,
1.15%, 9/14/2026 100,000 96,606
4.45%, 10/16/2026(b) 25,000 25,127
4.50%, 1/7/2027 25,000 25,174
1.70%, 1/8/2027 200,000 193,062
4.50%, 1/8/2027 25,000 25,148
5.00%, 5/14/2027 25,000 25,426
3.60%, 8/12/2027 100,000 99,012
4.40%, 10/15/2027 25,000 25,172
4.60%, 11/15/2027 50,000 50,599
4.40%, 3/3/2028 25,000 25,185
4.85%, 2/27/2029(b) 50,000 51,152
4.38%, 8/16/2029 25,000 25,190
4.70%, 11/15/2029(b) 50,000 50,923
4.80%, 1/8/2030 25,000 25,600
Ford Motor Credit Co. LLC ,
2.70%, 8/10/2026 200,000 194,724
5.85%, 5/17/2027 200,000 201,522
4.95%, 5/28/2027 200,000 198,674
4.13%, 8/17/2027 200,000 195,500
7.35%, 11/4/2027 400,000 415,421
6.80%, 5/12/2028 400,000 413,410
6.80%, 11/7/2028(b) 200,000 207,208
5.80%, 3/8/2029(b) 200,000 200,418
7.35%, 3/6/2030 200,000 211,128
4.00%, 11/13/2030 200,000 182,590
7.12%, 11/7/2033(b) 200,000 207,567
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027(b) 50,000 48,186
5.00%, 4/9/2027 200,000 201,238
5.00%, 7/15/2027(b) 25,000 25,153
5.35%, 7/15/2027(b) 60,000 60,899
6.00%, 1/9/2028(b) 100,000 102,992
5.05%, 4/4/2028 50,000 50,379
5.80%, 6/23/2028(b) 55,000 56,648
2.40%, 10/15/2028(b) 195,000 181,491
5.80%, 1/7/2029(b) 50,000 51,498
5.55%, 7/15/2029 25,000 25,538
4.90%, 10/6/2029(b) 50,000 49,914
5.35%, 1/7/2030 50,000 50,609

22 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc.,
5.85%, 4/6/2030(b) 45,000 46,520
3.60%, 6/21/2030 200,000 187,144
5.45%, 7/15/2030 25,000 25,351
2.70%, 6/10/2031(b) 145,000 126,938
5.60%, 6/18/2031(b) 30,000 30,598
3.10%, 1/12/2032(b) 250,000 219,659
5.63%, 4/4/2032(b) 25,000 25,295
6.40%, 1/9/2033 125,000 131,520
6.10%, 1/7/2034 150,000 154,384
5.95%, 4/4/2034 100,000 101,422
5.45%, 9/6/2034(b) 50,000 49,009
5.90%, 1/7/2035 50,000 50,265
6.15%, 7/15/2035 25,000 25,562
John Deere Capital Corp. ,
2.25%, 9/14/2026 250,000 244,210
1.30%, 10/13/2026 55,000 53,082
4.50%, 1/8/2027 50,000 50,314
4.50%, 1/8/2027 25,000 25,157
1.70%, 1/11/2027 200,000 193,042
4.85%, 3/5/2027 25,000 25,310
4.90%, 6/11/2027 50,000 50,815
4.20%, 7/15/2027 35,000 35,084
4.15%, 9/15/2027(b) 60,000 60,125
4.65%, 1/7/2028(b) 25,000 25,378
4.75%, 1/20/2028(b) 40,000 40,633
1.50%, 3/6/2028(b) 250,000 234,179
Series I, 4.25%, 6/5/2028(b) 50,000 50,296
4.95%, 7/14/2028(b) 148,000 151,633
4.50%, 1/16/2029 50,000 50,546
3.35%, 4/18/2029 40,000 38,862
4.85%, 6/11/2029(b) 50,000 51,229
4.85%, 10/11/2029 40,000 41,114
Series I, 4.55%, 6/5/2030(b) 50,000 50,463
4.70%, 6/10/2030 40,000 40,674
1.45%, 1/15/2031(b) 200,000 172,587
4.90%, 3/7/2031 25,000 25,610
4.40%, 9/8/2031 75,000 74,827
4.35%, 9/15/2032(b) 60,000 59,318
Series I, 5.15%, 9/8/2033(b) 150,000 155,022
5.10%, 4/11/2034(b) 50,000 51,124
Series MTN1, 5.05%,
6/12/2034(b) 50,000 50,849
PACCAR Financial Corp. ,
5.20%, 11/9/2026(b) 25,000 25,387
Series R, 4.50%,
11/25/2026 40,000 40,272
2.00%, 2/4/2027 100,000 96,960
5.00%, 5/13/2027 25,000 25,432
4.25%, 6/23/2027 25,000 25,128
4.45%, 8/6/2027 50,000 50,578
4.60%, 1/10/2028 100,000 101,282
4.55%, 3/3/2028(b) 50,000 50,715
4.60%, 1/31/2029 25,000 25,342
4.00%, 9/26/2029 25,000 24,867
4.55%, 5/8/2030 25,000 25,315
5.00%, 3/22/2034 25,000 25,415
Synchrony Financial ,
3.95%, 12/1/2027 80,000 78,666
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Synchrony Financial,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d) 50,000 51,374
2.88%, 10/28/2031(b) 180,000 156,175
Toyota Motor Credit Corp. ,
4.55%, 8/7/2026 30,000 30,104
5.00%, 8/14/2026 100,000 100,856
5.40%, 11/20/2026(b) 50,000 50,801
4.60%, 1/8/2027 25,000 25,175
3.20%, 1/11/2027(b) 200,000 197,128
1.90%, 1/13/2027 100,000 96,596
Series B, 5.00%, 3/19/2027 50,000 50,736
3.05%, 3/22/2027(b) 100,000 98,137
4.50%, 5/14/2027 75,000 75,522
4.55%, 9/20/2027 90,000 90,755
4.35%, 10/8/2027 50,000 50,207
4.63%, 1/12/2028 40,000 40,484
5.25%, 9/11/2028(b) 25,000 25,795
4.65%, 1/5/2029(b) 25,000 25,296
5.05%, 5/16/2029(b) 25,000 25,663
4.45%, 6/29/2029(b) 90,000 90,608
4.95%, 1/9/2030 25,000 25,566
2.15%, 2/13/2030(b) 500,000 454,555
4.80%, 5/15/2030 70,000 71,116
4.55%, 5/17/2030 60,000 60,363
5.55%, 11/20/2030 98,000 103,161
5.10%, 3/21/2031 50,000 51,358
1.90%, 9/12/2031 100,000 85,868
4.60%, 10/10/2031(b) 50,000 50,111
4.70%, 1/12/2033(b) 45,000 45,200
5.35%, 1/9/2035(b) 175,000 179,361
19,408,085
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
1.38%, 6/20/2027(b) 120,000 114,442
1.60%, 4/20/2030(b) 500,000 446,149
Dollar General Corp. ,
4.63%, 11/1/2027 70,000 70,429
5.20%, 7/5/2028 20,000 20,395
3.50%, 4/3/2030(b) 500,000 474,557
5.00%, 11/1/2032(b) 75,000 75,248
5.45%, 7/5/2033(b) 20,000 20,452
Dollar Tree, Inc. ,
4.20%, 5/15/2028 90,000 89,150
2.65%, 12/1/2031(b) 50,000 44,134
3.38%, 12/1/2051 50,000 31,699
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 257,000 294,838
5.00%, 9/15/2034 200,000 198,570
5.40%, 7/15/2040 200,000 195,331
4.45%, 2/1/2047 82,000 68,010
5.40%, 1/15/2049 50,000 46,736
3.95%, 1/15/2050 100,000 75,198
5.50%, 9/15/2054(b) 180,000 170,865
5.65%, 9/15/2064 85,000 80,464
Sysco Corp. ,
5.75%, 1/17/2029(b) 25,000 26,065
2.40%, 2/15/2030 100,000 91,469
5.95%, 4/1/2030 200,000 211,734
5.10%, 9/23/2030(b) 25,000 25,613

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Sysco Corp.,
2.45%, 12/14/2031(b) 100,000 87,599
6.00%, 1/17/2034 25,000 26,821
5.40%, 3/23/2035(b) 25,000 25,429
6.60%, 4/1/2050(b) 300,000 324,930
3.15%, 12/14/2051 50,000 31,941
Target Corp. ,
1.95%, 1/15/2027 130,000 125,917
2.35%, 2/15/2030(b) 105,000 96,872
2.65%, 9/15/2030 50,000 46,193
4.50%, 9/15/2032(b) 100,000 99,448
4.40%, 1/15/2033 150,000 147,455
4.50%, 9/15/2034 50,000 48,460
5.00%, 4/15/2035 25,000 24,961
5.25%, 2/15/2036(b) 25,000 25,232
4.00%, 7/1/2042(b) 96,000 80,427
3.63%, 4/15/2046 200,000 150,832
4.80%, 1/15/2053 150,000 132,173
Walmart, Inc. ,
1.05%, 9/17/2026(b) 50,000 48,322
4.10%, 4/28/2027(b) 35,000 35,148
3.95%, 9/9/2027(b) 60,000 60,052
3.90%, 4/15/2028(b) 45,000 45,050
3.70%, 6/26/2028(b) 300,000 298,940
1.50%, 9/22/2028(b) 100,000 92,691
4.00%, 4/15/2030(b) 160,000 160,134
4.35%, 4/28/2030(b) 45,000 45,515
1.80%, 9/22/2031(b) 300,000 261,351
4.15%, 9/9/2032 60,000 59,269
4.10%, 4/15/2033 80,000 78,142
4.90%, 4/28/2035 90,000 91,155
5.25%, 9/1/2035 118,000 123,952
6.50%, 8/15/2037 350,000 401,822
2.50%, 9/22/2041 200,000 141,241
4.05%, 6/29/2048 125,000 103,476
2.65%, 9/22/2051 400,000 249,952
4.50%, 4/15/2053(b) 80,000 70,069
6,712,519
Containers & Packaging 0 .1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033 40,000 41,526
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028(c) 50,000 50,341
5.10%, 3/17/2030(b)(c) 25,000 25,426
2.63%, 6/19/2030 50,000 45,364
2.69%, 5/25/2031(b) 75,000 67,158
5.50%, 3/17/2035(b)(c) 40,000 40,582
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 84,970
5.75%, 3/15/2033 90,000 94,102
Berry Global, Inc. ,
5.80%, 6/15/2031 50,000 52,540
5.65%, 1/15/2034(b) 130,000 134,158
International Paper Co. ,
6.00%, 11/15/2041(b) 350,000 355,154
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 47,197
4.05%, 12/15/2049 100,000 76,414
3.05%, 10/1/2051 40,000 25,041
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Smurfit Kappa Treasury ULC ,
5.44%, 4/3/2034 200,000 202,796
Sonoco Products Co. ,
2.25%, 2/1/2027 165,000 159,139
3.13%, 5/1/2030(b) 50,000 46,580
2.85%, 2/1/2032 200,000 175,669
5.00%, 9/1/2034(b) 25,000 24,317
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 253,164
2,001,638
Distributors 0 .0%
†
Genuine Parts Co. ,
6.50%, 11/1/2028 25,000 26,555
4.95%, 8/15/2029(b) 25,000 25,383
6.88%, 11/1/2033 25,000 27,759
79,697
Diversified Consumer Services 0 .0%
†
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 26,153
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 62,914
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 67,130
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 58,852
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 22,529
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 88,637
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 99,543
4.68%, 7/1/2114 75,000 62,336
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 17,375
President and Fellows of
Harvard College ,
3.15%, 7/15/2046(b) 75,000 53,890
3.30%, 7/15/2056 200,000 135,441
Trustees of Princeton
University (The) ,
4.65%, 7/1/2030 5,000 5,117
Series 2020, 2.52%,
7/1/2050 84,000 51,335
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 27,518
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 200,000 127,808

24 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
University of Southern
California,
4.98%, 10/1/2053 75,000 69,082
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 36,047
1,011,707
Diversified REITs 0 .1%
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 72,165
Digital Realty Trust LP ,
3.70%, 8/15/2027 110,000 108,612
5.55%, 1/15/2028 380,000 389,753
Equinix Europe 2 Financing
Corp. LLC ,
5.50%, 6/15/2034(b) 50,000 51,206
GLP Capital LP ,
5.30%, 1/15/2029 500,000 505,544
5.63%, 9/15/2034 45,000 44,839
Rayonier LP ,
2.75%, 5/17/2031 45,000 39,798
Safehold GL Holdings LLC ,
5.65%, 1/15/2035 25,000 24,977
Simon Property Group LP ,
1.38%, 1/15/2027 100,000 95,751
2.45%, 9/13/2029 250,000 232,308
2.65%, 2/1/2032 100,000 88,090
5.50%, 3/8/2033(b) 100,000 104,379
4.75%, 9/26/2034(b) 35,000 34,076
4.25%, 11/30/2046(b) 350,000 284,174
3.25%, 9/13/2049(b) 132,000 88,337
5.85%, 3/8/2053(b) 100,000 100,016
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 85,466
4.95%, 2/15/2030 80,000 80,468
5.13%, 11/15/2031(b) 145,000 145,180
5.13%, 5/15/2032 159,000 158,415
5.63%, 4/1/2035 30,000 30,276
5.63%, 5/15/2052(b) 30,000 27,692
6.13%, 4/1/2054(b) 50,000 49,150
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 116,773
2.45%, 2/1/2032 70,000 60,012
5.38%, 6/30/2034 25,000 25,221
3,042,678
Diversified Telecommunication Services 0 .6%
AT&T, Inc. ,
2.30%, 6/1/2027 300,000 289,251
1.65%, 2/1/2028(b) 200,000 187,625
4.35%, 3/1/2029 500,000 501,049
4.30%, 2/15/2030(b) 300,000 299,024
4.70%, 8/15/2030 100,000 100,908
2.75%, 6/1/2031(b) 300,000 272,011
2.25%, 2/1/2032 300,000 258,195
2.55%, 12/1/2033 360,000 301,286
5.40%, 2/15/2034(b) 210,000 215,990
4.50%, 5/15/2035(b) 310,000 295,396
5.38%, 8/15/2035(b) 100,000 101,825
4.85%, 3/1/2039 150,000 141,982
3.50%, 6/1/2041(b) 300,000 235,340
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
4.65%, 6/1/2044 150,000 129,388
4.50%, 3/9/2048 300,000 249,670
3.65%, 6/1/2051(b) 500,000 355,221
3.50%, 9/15/2053 590,000 399,346
3.55%, 9/15/2055 775,000 522,930
6.05%, 8/15/2056(b) 140,000 142,872
3.80%, 12/1/2057 514,000 359,646
3.65%, 9/15/2059 579,000 388,453
Bell Canada ,
Series US-4, 3.65%,
3/17/2051 175,000 122,647
Bell Canada (The) ,
5.10%, 5/11/2033(b) 60,000 60,049
3.65%, 8/15/2052 25,000 17,117
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034 50,000 50,062
4.46%, 4/1/2048 108,000 86,811
5.55%, 2/15/2054(b) 50,000 47,034
British Telecommunications
plc ,
9.62%, 12/15/2030(b)(f) 250,000 307,506
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 435,636
Orange SA ,
+ 0.00%), 9.00%,
3/1/2031(d)(f) 100,000 121,506
5.38%, 1/13/2042 250,000 243,685
Sprint Capital Corp. ,
6.88%, 11/15/2028(b) 300,000 322,061
8.75%, 3/15/2032 200,000 242,618
Telefonica Emisiones SA ,
7.05%, 6/20/2036 200,000 222,054
5.21%, 3/8/2047 250,000 221,184
5.52%, 3/1/2049(b) 150,000 137,039
TELUS Corp. ,
2.80%, 2/16/2027 200,000 195,032
3.40%, 5/13/2032(b) 60,000 54,739
4.30%, 6/15/2049 100,000 77,650
Verizon Communications, Inc. ,
2.10%, 3/22/2028 125,000 118,436
4.33%, 9/21/2028 283,000 284,170
3.88%, 2/8/2029(b) 110,000 108,626
4.02%, 12/3/2029 400,000 394,663
3.15%, 3/22/2030 200,000 189,561
1.75%, 1/20/2031(b) 500,000 430,839
2.55%, 3/21/2031 348,000 312,117
2.36%, 3/15/2032 840,000 724,078
5.05%, 5/9/2033(b) 45,000 45,630
4.50%, 8/10/2033(b) 250,000 243,011
5.25%, 4/2/2035 140,000 141,166
5.40%, 7/2/2037(c) 300,000 301,809
4.81%, 3/15/2039 385,000 361,254
3.40%, 3/22/2041 530,000 408,807
2.85%, 9/3/2041 110,000 77,923
2.88%, 11/20/2050 500,000 311,455
3.55%, 3/22/2051(b) 370,000 264,542
3.88%, 3/1/2052(b) 90,000 66,946
5.50%, 2/23/2054(b) 25,000 24,161
2.99%, 10/30/2056 500,000 300,927

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
3.00%, 11/20/2060(b) 180,000 106,097
3.70%, 3/22/2061 350,000 241,556
14,169,612
Electric Utilities 1 .7%
AEP Texas, Inc. ,
5.45%, 5/15/2029 25,000 25,805
4.70%, 5/15/2032(b) 70,000 68,979
5.70%, 5/15/2034 25,000 25,541
3.80%, 10/1/2047 100,000 73,135
5.25%, 5/15/2052 20,000 18,026
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 30,587
Series O, 4.50%, 6/15/2052 80,000 67,104
5.40%, 3/15/2053 90,000 86,699
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 39,809
3.94%, 9/1/2032(b) 40,000 38,326
5.85%, 11/15/2033 25,000 26,647
5.10%, 4/2/2035 35,000 35,273
4.15%, 8/15/2044 350,000 288,938
3.13%, 7/15/2051 80,000 53,427
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027 100,000 103,123
Series J, 4.30%, 12/1/2028 50,000 50,021
5.20%, 1/15/2029(b) 50,000 51,277
5.95%, 11/1/2032 100,000 106,010
5.63%, 3/1/2033(b) 24,000 24,949
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.95%, 12/15/2054(d) 100,000 104,264
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 29,263
5.65%, 4/1/2034 25,000 25,720
Arizona Public Service Co. ,
2.60%, 8/15/2029(b) 50,000 46,685
2.20%, 12/15/2031 100,000 85,903
6.35%, 12/15/2032 100,000 107,732
5.55%, 8/1/2033(b) 25,000 25,585
5.70%, 8/15/2034 25,000 25,777
4.35%, 11/15/2045 50,000 40,925
3.50%, 12/1/2049 200,000 136,993
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031 80,000 71,019
5.30%, 6/1/2034 25,000 25,589
5.45%, 6/1/2035(b) 100,000 102,499
3.50%, 8/15/2046 100,000 73,379
3.20%, 9/15/2049 115,000 77,975
2.90%, 6/15/2050 60,000 37,516
4.55%, 6/1/2052(b) 30,000 25,124
5.40%, 6/1/2053 25,000 23,841
5.65%, 6/1/2054(b) 25,000 24,776
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028(b) 105,000 108,241
4.80%, 3/15/2030(b) 50,000 50,887
Series ai., 4.45%, 10/1/2032 40,000 39,162
4.50%, 4/1/2044 250,000 216,745
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
CenterPoint Energy Houston
Electric LLC,
Series AD, 2.90%, 7/1/2050 60,000 38,418
Series AF, 3.35%, 4/1/2051 60,000 41,861
Series AJ, 4.85%,
10/1/2052(b) 40,000 35,749
Commonwealth Edison Co. ,
5.30%, 6/1/2034 25,000 25,721
4.35%, 11/15/2045 200,000 169,033
3.65%, 6/15/2046 250,000 188,999
4.00%, 3/1/2048 350,000 276,810
Series 127, 3.20%,
11/15/2049 155,000 104,673
Series 131, 2.75%, 9/1/2051 200,000 120,900
5.95%, 6/1/2055(b) 60,000 62,125
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029 25,000 25,308
Series A, 2.05%,
7/1/2031(b) 100,000 87,209
4.90%, 7/1/2033 25,000 24,967
4.95%, 8/15/2034 25,000 24,991
5.25%, 1/15/2053 100,000 93,327
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%,
12/1/2031(b) 50,000 43,762
6.05%, 1/15/2038 150,000 159,324
5.10%, 6/1/2065(b) 100,000 89,487
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 36,336
5.20%, 4/1/2033 40,000 41,099
5.20%, 3/1/2034 50,000 51,059
5.25%, 5/15/2035(b) 50,000 50,913
4.30%, 7/1/2044 500,000 421,716
Series B, 3.65%, 3/1/2052 25,000 18,374
5.40%, 4/1/2053(b) 40,000 39,052
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 491,846
2.45%, 2/1/2030 100,000 92,392
2.85%, 3/15/2032(b) 70,000 62,796
4.95%, 1/15/2033 80,000 81,400
4.85%, 1/15/2034 25,000 24,961
5.25%, 3/15/2035(b) 25,000 25,567
6.10%, 6/1/2037 50,000 53,195
6.00%, 1/15/2038 400,000 426,266
3.20%, 8/15/2049 50,000 33,783
3.55%, 3/15/2052(b) 35,000 25,231
5.35%, 1/15/2053(b) 100,000 95,881
5.40%, 1/15/2054(b) 84,000 80,785
Duke Energy Corp. ,
4.85%, 1/5/2027 25,000 25,247
5.00%, 12/8/2027 85,000 86,526
4.30%, 3/15/2028(b) 80,000 80,099
4.85%, 1/5/2029 25,000 25,393
2.45%, 6/1/2030(b) 70,000 63,521
2.55%, 6/15/2031(b) 150,000 133,656
4.50%, 8/15/2032(b) 90,000 87,996
5.75%, 9/15/2033 75,000 78,772
5.45%, 6/15/2034(b) 125,000 128,385
3.75%, 9/1/2046(b) 144,000 106,624
3.50%, 6/15/2051 200,000 137,352

26 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Corp.,
5.00%, 8/15/2052(b) 90,000 78,903
6.10%, 9/15/2053(b) 75,000 76,281
5.80%, 6/15/2054(b) 25,000 24,410
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 246,773
2.50%, 12/1/2029 70,000 65,001
2.40%, 12/15/2031(b) 95,000 84,050
5.65%, 4/1/2040 300,000 307,594
3.40%, 10/1/2046 500,000 358,065
3.00%, 12/15/2051 45,000 28,420
6.20%, 11/15/2053 25,000 26,604
Duke Energy Indiana LLC ,
5.25%, 3/1/2034 25,000 25,559
6.35%, 8/15/2038 250,000 272,702
5.40%, 4/1/2053(b) 40,000 38,105
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 139,562
5.25%, 4/1/2033 25,000 25,747
5.30%, 6/15/2035 25,000 25,384
5.55%, 3/15/2054 25,000 24,423
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 46,394
5.25%, 3/15/2033 30,000 30,971
5.10%, 3/15/2034 25,000 25,354
5.05%, 3/15/2035(b) 25,000 25,106
4.15%, 12/1/2044 100,000 81,543
4.20%, 8/15/2045 250,000 205,599
5.35%, 3/15/2053 50,000 47,545
5.55%, 3/15/2055(b) 25,000 24,436
Edison International ,
4.13%, 3/15/2028 500,000 482,645
5.25%, 11/15/2028 25,000 24,745
5.45%, 6/15/2029 50,000 49,454
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 166,281
Enel Chile SA ,
4.88%, 6/12/2028 71,000 71,279
Entergy Arkansas LLC ,
5.15%, 1/15/2033 100,000 102,472
5.30%, 9/15/2033 40,000 41,057
5.45%, 6/1/2034 50,000 51,490
5.75%, 6/1/2054 25,000 24,762
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 467,569
2.80%, 6/15/2030 80,000 73,897
3.75%, 6/15/2050 35,000 24,897
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 88,000 91,050
Entergy Louisiana LLC ,
5.35%, 3/15/2034 25,000 25,643
5.15%, 9/15/2034(b) 50,000 50,285
4.75%, 9/15/2052 200,000 172,945
5.70%, 3/15/2054(b) 25,000 24,670
5.80%, 3/15/2055 25,000 25,003
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 20,028
5.85%, 6/1/2054 25,000 25,057
5.80%, 4/15/2055 25,000 25,014
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Texas, Inc. ,
4.00%, 3/30/2029 50,000 49,383
1.75%, 3/15/2031(b) 400,000 345,031
5.25%, 4/15/2035 50,000 50,408
3.55%, 9/30/2049 200,000 139,695
5.00%, 9/15/2052 20,000 17,547
5.80%, 9/1/2053 25,000 24,638
5.55%, 9/15/2054 25,000 23,847
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 25,000 26,503
5.25%, 3/15/2035 25,000 25,275
4.10%, 4/1/2043 200,000 163,794
5.70%, 3/15/2053 20,000 19,707
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 29,960
5.40%, 4/1/2034 25,000 25,573
Evergy, Inc. ,
2.90%, 9/15/2029(b) 250,000 234,752
Eversource Energy ,
5.00%, 1/1/2027 25,000 25,220
2.90%, 3/1/2027(b) 50,000 48,781
4.60%, 7/1/2027(b) 35,000 35,165
5.45%, 3/1/2028(b) 95,000 97,450
5.95%, 2/1/2029(b) 50,000 52,225
Series O, 4.25%,
4/1/2029(b) 400,000 396,098
Series R, 1.65%, 8/15/2030 100,000 86,797
5.85%, 4/15/2031(b) 50,000 52,596
3.38%, 3/1/2032(b) 50,000 45,543
5.13%, 5/15/2033 40,000 40,030
5.50%, 1/1/2034(b) 50,000 50,918
5.95%, 7/15/2034 50,000 52,321
3.45%, 1/15/2050 100,000 69,944
Exelon Corp. ,
5.15%, 3/15/2028(b) 30,000 30,664
4.05%, 4/15/2030 300,000 295,123
5.13%, 3/15/2031 50,000 51,215
5.30%, 3/15/2033 60,000 61,484
5.45%, 3/15/2034(b) 35,000 35,911
5.63%, 6/15/2035(b) 300,000 308,497
4.10%, 3/15/2052(b) 35,000 26,833
5.60%, 3/15/2053(b) 90,000 86,491
5.88%, 3/15/2055 50,000 49,888
FirstEnergy Corp. ,
Series B, 3.90%,
7/15/2027(f) 106,000 104,812
2.65%, 3/1/2030(b) 80,000 73,454
Series C, 4.85%,
7/15/2047(f) 100,000 84,972
Series C, 3.40%, 3/1/2050 100,000 67,773
Florida Power & Light Co. ,
5.05%, 4/1/2028 35,000 35,846
4.40%, 5/15/2028 35,000 35,261
5.15%, 6/15/2029 50,000 51,740
4.63%, 5/15/2030(b) 35,000 35,459
2.45%, 2/3/2032(b) 148,000 130,517
5.10%, 4/1/2033(b) 60,000 61,324
4.80%, 5/15/2033 25,000 25,064
5.63%, 4/1/2034(b) 100,000 105,764
5.30%, 6/15/2034 75,000 77,305
5.65%, 2/1/2037 450,000 471,381
3.95%, 3/1/2048(b) 500,000 398,758

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Florida Power & Light Co.,
2.88%, 12/4/2051 10,000 6,299
5.30%, 4/1/2053(b) 40,000 38,214
5.60%, 6/15/2054(b) 45,000 44,794
5.70%, 3/15/2055 30,000 30,343
Fortis, Inc. ,
3.06%, 10/4/2026 92,000 90,361
Georgia Power Co. ,
4.65%, 5/16/2028(b) 100,000 101,374
4.55%, 3/15/2030 50,000 50,473
4.85%, 3/15/2031 50,000 51,085
4.70%, 5/15/2032(b) 60,000 59,988
4.95%, 5/17/2033 100,000 100,775
5.25%, 3/15/2034 50,000 50,992
5.20%, 3/15/2035 50,000 50,696
4.30%, 3/15/2042 500,000 431,534
5.13%, 5/15/2052(b) 225,000 210,269
Idaho Power Co. ,
5.20%, 8/15/2034 25,000 25,486
5.50%, 3/15/2053 20,000 19,153
5.80%, 4/1/2054 25,000 25,216
5.70%, 3/15/2055 35,000 34,366
Indiana Michigan Power Co. ,
6.05%, 3/15/2037 50,000 53,816
Series K, 4.55%, 3/15/2046 100,000 84,428
5.63%, 4/1/2053 30,000 29,446
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 194,160
5.70%, 10/15/2033 25,000 25,958
5.60%, 6/29/2035(b) 50,000 51,394
3.70%, 9/15/2046 100,000 73,652
3.10%, 11/30/2051 70,000 44,886
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 75,000 75,343
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 20,000 20,630
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 358,090
MidAmerican Energy Co. ,
5.35%, 1/15/2034 25,000 25,905
5.80%, 10/15/2036 550,000 586,020
2.70%, 8/1/2052 100,000 61,901
5.85%, 9/15/2054(b) 120,000 123,503
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 65,634
Nevada Power Co. ,
Series DD, 2.40%,
5/1/2030(b) 100,000 91,698
Series EE, 3.13%, 8/1/2050 100,000 63,378
Series GG, 5.90%, 5/1/2053 30,000 29,796
6.00%, 3/15/2054 50,000 50,833
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 270,000 260,372
4.63%, 7/15/2027(b) 150,000 150,925
4.85%, 2/4/2028(b) 40,000 40,550
4.90%, 2/28/2028 100,000 101,346
1.90%, 6/15/2028(b) 125,000 116,800
4.90%, 3/15/2029(b) 100,000 101,603
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc.,
2.75%, 11/1/2029 245,000 228,856
5.00%, 2/28/2030 100,000 102,468
5.05%, 3/15/2030(b) 50,000 51,164
2.25%, 6/1/2030(b) 300,000 270,175
2.44%, 1/15/2032(b) 145,000 125,810
5.30%, 3/15/2032(b) 45,000 46,352
5.00%, 7/15/2032(b) 105,000 106,231
5.05%, 2/28/2033(b) 100,000 100,808
5.25%, 3/15/2034(b) 90,000 90,852
5.45%, 3/15/2035(b) 250,000 254,804
3.00%, 1/15/2052 85,000 53,238
5.25%, 2/28/2053(b) 100,000 92,325
5.55%, 3/15/2054 50,000 48,091
5.90%, 3/15/2055(b) 40,000 40,126
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
6.38%, 8/15/2055(b)(d) 130,000 132,750
Northern States Power Co. ,
5.05%, 5/15/2035(b) 75,000 75,750
4.00%, 8/15/2045 165,000 132,839
2.60%, 6/1/2051 48,000 28,972
4.50%, 6/1/2052 25,000 21,224
5.10%, 5/15/2053(b) 40,000 36,873
5.40%, 3/15/2054(b) 30,000 28,922
5.65%, 6/15/2054 25,000 25,149
NSTAR Electric Co. ,
4.85%, 3/1/2030(b) 25,000 25,420
3.95%, 4/1/2030 200,000 196,166
5.40%, 6/1/2034 175,000 179,281
5.20%, 3/1/2035 25,000 25,169
OGE Energy Corp. ,
5.45%, 5/15/2029 25,000 25,880
Ohio Power Co. ,
5.65%, 6/1/2034 25,000 25,674
Series R, 2.90%, 10/1/2051 90,000 54,954
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 150,000 154,988
5.60%, 4/1/2053(b) 125,000 121,745
Oncor Electric Delivery Co.
LLC ,
4.50%, 3/20/2027(c) 50,000 50,247
4.65%, 11/1/2029 50,000 50,576
4.55%, 9/15/2032(b) 40,000 39,494
5.65%, 11/15/2033(b) 55,000 57,800
5.35%, 4/1/2035(c) 40,000 40,748
4.55%, 12/1/2041 150,000 131,849
5.30%, 6/1/2042 150,000 143,356
3.10%, 9/15/2049 50,000 32,760
2.70%, 11/15/2051 105,000 61,725
4.60%, 6/1/2052 90,000 75,196
4.95%, 9/15/2052(b) 100,000 88,660
5.55%, 6/15/2054 50,000 48,383
5.80%, 4/1/2055(c) 50,000 50,217
Pacific Gas and Electric Co. ,
5.45%, 6/15/2027(b) 100,000 101,157
5.00%, 6/4/2028 25,000 25,075
3.75%, 7/1/2028 150,000 145,535
6.10%, 1/15/2029 30,000 31,082

28 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
4.20%, 3/1/2029 200,000 195,178
5.55%, 5/15/2029(b) 50,000 50,806
4.55%, 7/1/2030 250,000 244,006
2.50%, 2/1/2031 150,000 130,208
3.25%, 6/1/2031 200,000 179,480
5.90%, 6/15/2032 100,000 102,061
6.15%, 1/15/2033 115,000 118,445
6.40%, 6/15/2033(b) 40,000 41,812
6.95%, 3/15/2034 75,000 80,737
5.80%, 5/15/2034 50,000 49,990
5.70%, 3/1/2035 50,000 49,546
6.00%, 8/15/2035(b) 50,000 50,561
4.50%, 7/1/2040 100,000 83,326
4.20%, 6/1/2041 250,000 192,260
4.95%, 7/1/2050 250,000 201,502
3.50%, 8/1/2050 190,000 121,825
5.25%, 3/1/2052 200,000 166,404
6.75%, 1/15/2053 135,000 135,830
6.70%, 4/1/2053 30,000 30,081
5.90%, 10/1/2054(b) 100,000 90,665
6.15%, 3/1/2055 50,000 46,651
PacifiCorp ,
5.10%, 2/15/2029(b) 50,000 50,974
5.30%, 2/15/2031 50,000 51,491
5.45%, 2/15/2034 50,000 50,707
5.25%, 6/15/2035 177,000 176,783
2.90%, 6/15/2052 550,000 325,619
5.35%, 12/1/2053 100,000 89,882
5.50%, 5/15/2054(b) 65,000 59,781
5.80%, 1/15/2055 100,000 95,686
PECO Energy Co. ,
4.90%, 6/15/2033(b) 44,000 44,673
3.70%, 9/15/2047 250,000 189,636
4.60%, 5/15/2052 30,000 25,658
4.38%, 8/15/2052 30,000 24,809
PG&E Recovery Funding LLC ,
Series A-3, 5.53%, 6/1/2049 400,000 393,648
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 942,405
Series A-3, 4.38%, 6/1/2039 250,000 230,570
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 50,000 50,700
Potomac Electric Power Co. ,
5.20%, 3/15/2034 25,000 25,460
5.50%, 3/15/2054 25,000 24,386
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033 100,000 101,517
4.85%, 2/15/2034 25,000 25,005
5.25%, 5/15/2053(b) 100,000 95,360
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 156,609
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 173,515
Series 38, 4.10%, 6/1/2032 30,000 28,789
5.35%, 5/15/2034 50,000 50,712
4.30%, 3/15/2044 250,000 205,320
Series 34, 3.20%, 3/1/2050 200,000 133,061
Series 36, 2.70%, 1/15/2051 200,000 118,499
Series 39, 4.50%, 6/1/2052 30,000 24,466
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of
Colorado,
5.25%, 4/1/2053 80,000 73,438
5.75%, 5/15/2054 25,000 24,588
5.85%, 5/15/2055 50,000 49,499
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 25,000 25,132
5.35%, 10/1/2033 75,000 77,691
5.15%, 1/15/2053 45,000 41,624
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 86,511
5.25%, 1/15/2033 100,000 100,790
5.20%, 1/15/2035(b) 50,000 49,910
5.45%, 1/15/2036 75,000 75,536
Series K, 3.15%, 8/15/2051 50,000 31,293
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 142,808
4.90%, 12/15/2032(b) 100,000 101,790
4.65%, 3/15/2033 30,000 29,815
5.20%, 3/1/2034 50,000 51,214
4.85%, 8/1/2034(b) 25,000 24,921
3.95%, 5/1/2042 400,000 329,276
3.20%, 8/1/2049 250,000 173,467
5.45%, 3/1/2054 50,000 48,947
5.30%, 8/1/2054(b) 25,000 23,906
Sierra Pacific Power Co. ,
5.90%, 3/15/2054 50,000 50,058
Southern California Edison
Co. ,
4.88%, 2/1/2027 50,000 50,282
Series D, 4.70%, 6/1/2027 75,000 75,258
5.85%, 11/1/2027 35,000 35,863
5.15%, 6/1/2029 50,000 50,502
5.25%, 3/15/2030 50,000 50,517
Series G, 2.50%, 6/1/2031 100,000 86,767
5.45%, 6/1/2031 45,000 45,787
2.75%, 2/1/2032 100,000 86,068
5.95%, 11/1/2032 25,000 25,655
6.00%, 1/15/2034 177,000 181,316
5.20%, 6/1/2034 50,000 48,492
5.45%, 3/1/2035 25,000 24,540
Series 08-A, 5.95%,
2/1/2038 50,000 49,955
4.00%, 4/1/2047 200,000 143,637
Series C, 4.13%, 3/1/2048 200,000 145,059
Series B, 4.88%, 3/1/2049 300,000 239,857
3.65%, 2/1/2050 300,000 198,283
Series H, 3.65%, 6/1/2051 30,000 19,833
Series E, 5.45%, 6/1/2052 40,000 34,523
5.88%, 12/1/2053 40,000 36,511
5.75%, 4/15/2054 50,000 44,787
6.20%, 9/15/2055 50,000 47,876
Southern Co. (The) ,
4.85%, 6/15/2028 40,000 40,687
5.50%, 3/15/2029(b) 50,000 52,052
5.20%, 6/15/2033(b) 40,000 40,698
5.70%, 3/15/2034(b) 150,000 156,746
4.85%, 3/15/2035(b) 50,000 48,878
4.40%, 7/1/2046 200,000 166,559

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southwestern Electric Power
Co. ,
Series K, 2.75%,
10/1/2026(b) 200,000 195,693
5.30%, 4/1/2033 25,000 25,189
Series L, 3.85%, 2/1/2048 300,000 218,631
3.25%, 11/1/2051 100,000 64,613
Southwestern Public Service
Co. ,
5.30%, 5/15/2035 50,000 50,256
6.00%, 6/1/2054 25,000 25,207
System Energy Resources,
Inc. ,
5.30%, 12/15/2034(b) 25,000 24,707
Tampa Electric Co. ,
4.90%, 3/1/2029 35,000 35,746
5.15%, 3/1/2035 25,000 25,117
4.10%, 6/15/2042 100,000 82,410
3.63%, 6/15/2050 40,000 28,247
5.00%, 7/15/2052 35,000 31,016
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 18,112
5.20%, 9/15/2034 25,000 25,100
5.50%, 4/15/2053(b) 100,000 94,708
5.90%, 4/15/2055 25,000 24,835
Union Electric Co. ,
2.15%, 3/15/2032(b) 100,000 86,144
5.20%, 4/1/2034 50,000 50,824
5.25%, 4/15/2035 50,000 51,059
3.65%, 4/15/2045 250,000 191,623
5.45%, 3/15/2053 100,000 96,475
5.25%, 1/15/2054 25,000 23,076
5.13%, 3/15/2055(b) 25,000 23,110
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 43,693
5.00%, 4/1/2033(b) 40,000 40,411
5.30%, 8/15/2033(b) 50,000 50,986
5.00%, 1/15/2034 25,000 25,030
5.05%, 8/15/2034(b) 250,000 250,531
5.15%, 3/15/2035(b) 25,000 25,076
Series B, 4.20%, 5/15/2045 200,000 163,008
2.95%, 11/15/2051 50,000 31,228
Series C, 4.63%, 5/15/2052 40,000 33,625
5.45%, 4/1/2053 90,000 85,470
5.70%, 8/15/2053(b) 50,000 49,233
5.35%, 1/15/2054 25,000 23,482
5.55%, 8/15/2054 180,000 174,226
5.65%, 3/15/2055 25,000 24,623
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 229,194
5.00%, 5/15/2029 25,000 25,643
4.75%, 9/30/2032 25,000 25,274
5.63%, 5/15/2033 59,000 62,604
4.60%, 10/1/2034 25,000 24,717
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 94,520
Xcel Energy, Inc. ,
4.75%, 3/21/2028 25,000 25,243
3.40%, 6/1/2030(b) 150,000 142,304
4.60%, 6/1/2032 60,000 58,672
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Xcel Energy, Inc.,
5.45%, 8/15/2033 100,000 101,994
5.50%, 3/15/2034 50,000 50,789
5.60%, 4/15/2035(b) 25,000 25,523
6.50%, 7/1/2036 177,000 189,779
38,863,148
Electrical Equipment 0 .1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 490,811
4.15%, 3/15/2033(b) 126,000 122,175
4.15%, 11/2/2042 100,000 86,062
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 186,370
1.95%, 10/15/2030 100,000 89,273
2.20%, 12/21/2031(b) 100,000 87,907
5.00%, 3/15/2035 25,000 25,354
2.80%, 12/21/2051 45,000 28,372
Regal Rexnord Corp. ,
6.05%, 4/15/2028(b) 20,000 20,610
6.40%, 4/15/2033(b) 120,000 126,696
Rockwell Automation, Inc. ,
1.75%, 8/15/2031 50,000 42,963
2.80%, 8/15/2061 60,000 34,687
1,341,280
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 30,882
5.60%, 5/29/2034 25,000 25,680
Amphenol Corp. ,
5.05%, 4/5/2027 25,000 25,387
4.38%, 6/12/2028 25,000 25,174
5.05%, 4/5/2029 25,000 25,716
2.80%, 2/15/2030(b) 250,000 234,548
2.20%, 9/15/2031 74,000 64,806
5.00%, 1/15/2035 25,000 25,268
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 25,000 25,379
2.95%, 2/15/2032 160,000 140,457
5.88%, 4/10/2034(b) 25,000 25,817
Avnet, Inc. ,
6.25%, 3/15/2028(b) 30,000 31,177
3.00%, 5/15/2031(b) 100,000 89,500
5.50%, 6/1/2032 20,000 20,156
CDW LLC ,
2.67%, 12/1/2026 150,000 146,211
3.28%, 12/1/2028(b) 150,000 143,173
3.57%, 12/1/2031(b) 150,000 138,064
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 304,913
Flex Ltd. ,
6.00%, 1/15/2028 20,000 20,635
5.25%, 1/15/2032(b) 50,000 50,549
Jabil, Inc. ,
4.25%, 5/15/2027 30,000 29,918
3.00%, 1/15/2031(b) 270,000 246,159
Keysight Technologies, Inc. ,
3.00%, 10/30/2029(b) 75,000 70,561
TD SYNNEX Corp. ,
6.10%, 4/12/2034 50,000 52,622

30 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc. ,
2.75%, 4/1/2031 110,000 99,790
2,092,542
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(b) 345,000 334,240
3.34%, 12/15/2027 285,000 279,231
3.14%, 11/7/2029(b) 85,000 81,042
5.13%, 9/15/2040 200,000 192,362
Halliburton Co. ,
6.70%, 9/15/2038(b) 300,000 329,150
5.00%, 11/15/2045(b) 300,000 265,430
NOV, Inc. ,
3.95%, 12/1/2042(b) 90,000 66,986
Schlumberger Investment SA ,
2.65%, 6/26/2030 300,000 276,060
1,824,501
Entertainment 0 .1%
Electronic Arts, Inc. ,
2.95%, 2/15/2051 72,000 44,961
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 102,781
Netflix, Inc. ,
4.88%, 4/15/2028 300,000 306,284
5.88%, 11/15/2028(b) 400,000 421,652
4.90%, 8/15/2034(b) 106,000 108,054
Take-Two Interactive
Software, Inc. ,
3.70%, 4/14/2027(b) 45,000 44,555
4.95%, 3/28/2028 80,000 81,234
5.40%, 6/12/2029 25,000 25,743
4.00%, 4/14/2032 55,000 52,096
5.60%, 6/12/2034 25,000 25,944
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 150,000 101,137
Walt Disney Co. (The) ,
2.00%, 9/1/2029 300,000 275,459
2.65%, 1/13/2031(b) 200,000 184,379
6.55%, 3/15/2033(b) 300,000 338,402
6.20%, 12/15/2034(b) 145,000 161,816
6.65%, 11/15/2037 150,000 171,546
3.50%, 5/13/2040 100,000 82,084
5.40%, 10/1/2043 200,000 198,332
2.75%, 9/1/2049 300,000 188,822
4.70%, 3/23/2050(b) 200,000 178,583
3.60%, 1/13/2051(b) 100,000 73,864
3.80%, 5/13/2060(b) 130,000 94,838
3,262,566
Financial Services 0 .4%
Apollo Global Management,
Inc. ,
6.38%, 11/15/2033 25,000 27,304
5.80%, 5/21/2054(b) 50,000 49,379
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 232,958
Block Financial LLC ,
2.50%, 7/15/2028 105,000 98,856
Corebridge Financial, Inc. ,
3.65%, 4/5/2027(b) 50,000 49,338
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Corebridge Financial, Inc.,
3.85%, 4/5/2029(b) 50,000 48,990
3.90%, 4/5/2032(b) 150,000 140,792
6.05%, 9/15/2033 50,000 52,632
5.75%, 1/15/2034(b) 25,000 25,973
4.35%, 4/5/2042 50,000 41,968
4.40%, 4/5/2052(b) 210,000 167,778
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.85%),
6.88%, 12/15/2052(b)(d) 76,000 78,401
Enact Holdings, Inc. ,
6.25%, 5/28/2029 50,000 51,882
Equitable Holdings, Inc. ,
4.35%, 4/20/2028(b) 650,000 648,766
5.59%, 1/11/2033 150,000 155,974
Essent Group Ltd. ,
6.25%, 7/1/2029 25,000 25,892
Fidelity National Information
Services, Inc. ,
1.65%, 3/1/2028(b) 110,000 102,657
2.25%, 3/1/2031 86,000 75,585
3.10%, 3/1/2041(b) 75,000 55,105
Fiserv, Inc. ,
5.15%, 3/15/2027(b) 50,000 50,653
2.25%, 6/1/2027(b) 400,000 385,146
5.45%, 3/2/2028(b) 60,000 61,656
5.38%, 8/21/2028 50,000 51,410
3.50%, 7/1/2029 300,000 288,990
4.75%, 3/15/2030(b) 50,000 50,339
2.65%, 6/1/2030(b) 215,000 197,047
5.35%, 3/15/2031(b) 50,000 51,840
5.60%, 3/2/2033(b) 40,000 41,476
5.63%, 8/21/2033 50,000 51,989
5.45%, 3/15/2034(b) 50,000 51,215
5.15%, 8/12/2034 50,000 50,183
4.40%, 7/1/2049(b) 200,000 163,737
Global Payments, Inc. ,
2.15%, 1/15/2027(b) 90,000 87,057
4.45%, 6/1/2028(b) 300,000 299,029
3.20%, 8/15/2029(b) 150,000 141,842
5.30%, 8/15/2029 45,000 45,813
2.90%, 5/15/2030 78,000 71,713
2.90%, 11/15/2031 155,000 137,094
5.95%, 8/15/2052(b) 30,000 28,839
HA Sustainable Infrastructure
Capital, Inc. ,
6.15%, 1/15/2031 25,000 25,312
6.38%, 7/1/2034(b) 50,000 50,003
6.75%, 7/15/2035 25,000 25,453
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 177,058
Mastercard, Inc. ,
3.30%, 3/26/2027 60,000 59,362
4.10%, 1/15/2028(b) 40,000 40,176
4.88%, 3/9/2028 40,000 40,904
2.95%, 6/1/2029(b) 200,000 192,150
3.35%, 3/26/2030(b) 220,000 212,199
2.00%, 11/18/2031(b) 300,000 261,493
4.35%, 1/15/2032(b) 50,000 49,789
4.95%, 3/15/2032 50,000 51,447
4.85%, 3/9/2033(b) 50,000 50,950

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Mastercard, Inc.,
4.88%, 5/9/2034 50,000 50,599
4.55%, 1/15/2035(b) 45,000 44,254
3.80%, 11/21/2046 100,000 80,152
3.85%, 3/26/2050(b) 162,000 127,911
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 25,000 25,420
4.80%, 2/5/2027 25,000 25,223
5.10%, 5/6/2027 25,000 25,397
4.80%, 3/15/2028 125,000 126,991
5.05%, 9/15/2028 25,000 25,572
4.85%, 2/7/2029 25,000 25,448
3.70%, 3/15/2029 100,000 98,045
5.15%, 6/15/2029 50,000 51,462
2.40%, 3/15/2030 185,000 170,212
5.00%, 2/7/2031 25,000 25,627
Series C, 8.00%, 3/1/2032 159,000 187,048
2.75%, 4/15/2032 50,000 44,624
4.15%, 12/15/2032 30,000 28,767
5.80%, 1/15/2033 50,000 53,134
5.00%, 8/15/2034 25,000 25,158
NMI Holdings, Inc. ,
6.00%, 8/15/2029(b) 25,000 25,652
ORIX Corp. ,
5.00%, 9/13/2027 40,000 40,517
4.65%, 9/10/2029 25,000 25,182
4.00%, 4/13/2032 50,000 47,356
5.20%, 9/13/2032 40,000 40,734
5.40%, 2/25/2035 50,000 50,612
PayPal Holdings, Inc. ,
2.85%, 10/1/2029(b) 170,000 160,435
2.30%, 6/1/2030(b) 100,000 90,970
4.40%, 6/1/2032(b) 60,000 59,294
5.15%, 6/1/2034(b) 50,000 50,786
5.10%, 4/1/2035 25,000 25,109
3.25%, 6/1/2050(b) 120,000 81,656
5.05%, 6/1/2052 60,000 55,356
5.50%, 6/1/2054 50,000 49,041
5.25%, 6/1/2062(b) 60,000 54,932
Radian Group, Inc. ,
6.20%, 5/15/2029 50,000 51,951
Shell International Finance
BV ,
6.38%, 12/15/2038 250,000 277,334
2.88%, 11/26/2041 50,000 36,080
3.00%, 11/26/2051 100,000 64,374
Visa, Inc. ,
2.05%, 4/15/2030(b) 160,000 145,646
1.10%, 2/15/2031(b) 300,000 255,910
4.30%, 12/14/2045 300,000 260,783
2.00%, 8/15/2050 300,000 162,787
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 152,827
Woodside Finance Ltd. ,
5.10%, 9/12/2034(b) 75,000 72,620
5.70%, 9/12/2054(b) 75,000 67,725
9,320,307
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 18,054
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Archer-Daniels-Midland Co.,
4.02%, 4/16/2043 172,000 141,139
2.70%, 9/15/2051 80,000 48,649
Bunge Ltd. Finance Corp. ,
4.10%, 1/7/2028 25,000 24,846
4.20%, 9/17/2029(b) 25,000 24,723
2.75%, 5/14/2031(b) 100,000 90,521
4.65%, 9/17/2034 125,000 121,283
Campbell's Co. (The) ,
5.20%, 3/19/2027 50,000 50,701
4.15%, 3/15/2028 250,000 249,045
5.20%, 3/21/2029(b) 50,000 51,198
5.40%, 3/21/2034(b) 50,000 50,779
4.75%, 3/23/2035(b) 50,000 48,037
5.25%, 10/13/2054 25,000 22,802
Conagra Brands, Inc. ,
5.30%, 10/1/2026(b) 50,000 50,502
7.00%, 10/1/2028 221,000 236,348
5.30%, 11/1/2038 100,000 95,707
5.40%, 11/1/2048(b) 50,000 45,068
General Mills, Inc. ,
4.70%, 1/30/2027 50,000 50,290
4.20%, 4/17/2028(b) 500,000 499,368
5.50%, 10/17/2028(b) 55,000 57,056
4.88%, 1/30/2030 50,000 50,833
2.25%, 10/14/2031 100,000 87,094
4.95%, 3/29/2033(b) 30,000 30,041
5.25%, 1/30/2035 50,000 50,234
3.00%, 2/1/2051 100,000 63,858
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 232,537
4.75%, 2/24/2030 50,000 50,992
4.95%, 2/24/2032 50,000 51,102
5.10%, 2/24/2035(b) 50,000 50,793
Hormel Foods Corp. ,
4.80%, 3/30/2027(b) 45,000 45,458
1.70%, 6/3/2028 200,000 186,952
3.05%, 6/3/2051 200,000 131,140
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 184,870
J M Smucker Co. (The) ,
5.90%, 11/15/2028(b) 75,000 78,816
2.13%, 3/15/2032(b) 100,000 84,552
6.20%, 11/15/2033(b) 75,000 80,497
4.25%, 3/15/2035 300,000 278,658
6.50%, 11/15/2043(b) 40,000 42,434
6.50%, 11/15/2053(b) 25,000 26,716
JBS USA Holding Lux Sarl ,
5.13%, 2/1/2028(b) 100,000 102,040
5.50%, 1/15/2030(b) 85,000 86,948
3.00%, 5/15/2032(b) 200,000 175,092
5.75%, 4/1/2033 73,000 75,038
6.75%, 3/15/2034 140,000 152,833
5.50%, 1/15/2036(c) 75,000 75,110
4.38%, 2/2/2052 100,000 77,078
6.50%, 12/1/2052(b) 100,000 103,754
7.25%, 11/15/2053 100,000 112,587
6.25%, 3/1/2056(c) 100,000 100,332
6.38%, 4/15/2066(c) 100,000 100,737
JBS USA LUX Sarl ,
5.95%, 4/20/2035(b)(c) 150,000 155,397
6.38%, 2/25/2055(b)(c) 25,000 25,665

32 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Kellanova ,
5.25%, 3/1/2033 30,000 30,709
4.50%, 4/1/2046 150,000 128,220
5.75%, 5/16/2054 25,000 24,563
Kraft Heinz Foods Co. ,
5.20%, 3/15/2032 50,000 50,907
5.40%, 3/15/2035(b) 50,000 50,659
5.00%, 6/4/2042 250,000 225,495
4.38%, 6/1/2046 250,000 202,257
4.88%, 10/1/2049(b) 100,000 85,858
5.50%, 6/1/2050(b) 200,000 187,131
McCormick & Co., Inc. ,
3.40%, 8/15/2027 100,000 98,292
4.95%, 4/15/2033 100,000 100,870
4.70%, 10/15/2034(b) 25,000 24,245
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 43,157
Mondelez International, Inc. ,
4.25%, 5/6/2028 25,000 25,039
4.75%, 2/20/2029(b) 50,000 50,891
2.75%, 4/13/2030(b) 92,000 85,428
4.50%, 5/6/2030 25,000 24,979
1.50%, 2/4/2031 70,000 59,709
4.75%, 8/28/2034 50,000 49,386
5.13%, 5/6/2035 25,000 25,132
2.63%, 9/4/2050 40,000 23,624
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031 100,000 96,412
6.25%, 7/1/2033(b) 45,000 47,578
6.88%, 5/15/2034 100,000 109,520
Tyson Foods, Inc. ,
3.55%, 6/2/2027 100,000 98,623
5.40%, 3/15/2029 50,000 51,549
5.70%, 3/15/2034 50,000 51,762
4.55%, 6/2/2047 100,000 83,112
5.10%, 9/28/2048(b) 250,000 223,913
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 100,000 97,753
1.38%, 9/14/2030(b) 165,000 143,200
5.90%, 11/15/2032 206,000 224,590
4.63%, 8/12/2034(b) 100,000 99,238
2.63%, 8/12/2051 200,000 122,137
8,172,242
Gas Utilities 0 .1%
Atmos Energy Corp. ,
3.00%, 6/15/2027 500,000 490,270
5.90%, 11/15/2033 50,000 53,673
5.20%, 8/15/2035 40,000 40,468
4.13%, 10/15/2044(b) 74,000 61,279
4.30%, 10/1/2048 100,000 82,585
3.38%, 9/15/2049 160,000 111,116
5.75%, 10/15/2052 30,000 29,987
5.00%, 12/15/2054(b) 60,000 54,560
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028 140,000 143,382
4.40%, 7/1/2032 40,000 38,844
5.40%, 7/1/2034 100,000 101,653
National Fuel Gas Co. ,
5.50%, 10/1/2026 20,000 20,209
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 219,862
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 20,609
5.10%, 2/15/2035 25,000 25,107
3.35%, 6/1/2050 150,000 100,002
Southern California Gas Co. ,
2.95%, 4/15/2027 80,000 78,365
5.20%, 6/1/2033 40,000 40,543
5.05%, 9/1/2034(b) 50,000 50,323
5.45%, 6/15/2035 75,000 76,577
6.35%, 11/15/2052 10,000 10,715
5.75%, 6/1/2053 40,000 39,365
5.60%, 4/1/2054 25,000 24,335
6.00%, 6/15/2055(b) 100,000 101,855
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 103,195
4.05%, 3/15/2032 100,000 94,826
3.18%, 8/15/2051 90,000 58,148
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 71,777
2,343,630
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
3.25%, 6/15/2027 300,000 295,846
4.90%, 4/1/2044 102,000 95,267
4.55%, 9/1/2044 250,000 221,671
3.90%, 8/1/2046 200,000 159,731
4.05%, 6/15/2048 250,000 201,987
3.55%, 2/15/2050 250,000 183,888
2.88%, 6/15/2052 25,000 15,794
4.45%, 1/15/2053(b) 300,000 253,292
5.20%, 4/15/2054(b) 100,000 94,647
5.50%, 3/15/2055(b) 90,000 89,115
5.80%, 3/15/2056(b) 75,000 77,177
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 260,131
3.85%, 8/5/2032 40,000 38,048
4.38%, 9/18/2034(b) 50,000 48,197
6.20%, 6/1/2036(b) 236,000 257,835
2.45%, 5/1/2050 85,000 49,987
4.40%, 8/5/2052 35,000 29,666
Canadian Pacific Railway Co. ,
2.88%, 11/15/2029 160,000 150,310
4.80%, 3/30/2030(b) 50,000 50,805
2.45%, 12/2/2031(b) 35,000 30,724
5.20%, 3/30/2035(b) 50,000 50,696
5.95%, 5/15/2037 250,000 265,602
3.00%, 12/2/2041(b) 25,000 18,179
3.10%, 12/2/2051 30,000 19,713
4.20%, 11/15/2069 115,000 86,563
6.13%, 9/15/2115 100,000 101,865
CSX Corp. ,
4.25%, 3/15/2029 100,000 100,007
4.10%, 11/15/2032(b) 40,000 38,802
5.20%, 11/15/2033(b) 100,000 103,362
5.05%, 6/15/2035(b) 50,000 50,288
4.10%, 3/15/2044 250,000 207,942

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
CSX Corp.,
4.30%, 3/1/2048 250,000 207,467
4.50%, 3/15/2049 150,000 127,454
3.95%, 5/1/2050 100,000 77,488
4.50%, 11/15/2052(b) 40,000 33,735
4.50%, 8/1/2054 150,000 125,441
4.65%, 3/1/2068 40,000 32,848
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 92,823
5.05%, 8/1/2030(b) 90,000 92,964
3.00%, 3/15/2032 55,000 49,885
4.45%, 3/1/2033(b) 200,000 195,678
5.55%, 3/15/2034(b) 50,000 52,249
5.10%, 5/1/2035(b) 45,000 45,227
4.45%, 6/15/2045 200,000 170,731
3.40%, 11/1/2049 170,000 119,165
2.90%, 8/25/2051 100,000 62,554
3.70%, 3/15/2053 40,000 29,029
4.55%, 6/1/2053 45,000 38,007
5.35%, 8/1/2054(b) 70,000 66,852
3.16%, 5/15/2055 250,000 160,251
5.95%, 3/15/2064(b) 75,000 77,167
Ryder System, Inc. ,
1.75%, 9/1/2026 165,000 160,090
2.90%, 12/1/2026(b) 270,000 263,992
2.85%, 3/1/2027 25,000 24,351
4.30%, 6/15/2027 25,000 25,017
5.65%, 3/1/2028(b) 40,000 41,307
5.25%, 6/1/2028 40,000 41,039
6.30%, 12/1/2028 25,000 26,494
5.38%, 3/15/2029(b) 25,000 25,682
4.85%, 6/15/2030 25,000 25,230
6.60%, 12/1/2033(b) 25,000 27,476
Uber Technologies, Inc. ,
4.80%, 9/15/2034(b) 106,000 104,117
5.35%, 9/15/2054(b) 110,000 102,603
Union Pacific Corp. ,
2.15%, 2/5/2027 55,000 53,396
3.95%, 9/10/2028(b) 500,000 497,392
2.38%, 5/20/2031(b) 200,000 179,814
4.50%, 1/20/2033(b) 100,000 99,391
5.10%, 2/20/2035(b) 50,000 50,852
3.60%, 9/15/2037(b) 100,000 86,859
3.20%, 5/20/2041(b) 100,000 76,404
4.05%, 11/15/2045 220,000 179,269
4.05%, 3/1/2046 40,000 32,488
2.95%, 3/10/2052(b) 335,000 213,726
4.95%, 5/15/2053(b) 100,000 90,812
5.60%, 12/1/2054 50,000 49,732
3.95%, 8/15/2059 300,000 221,432
3.84%, 3/20/2060 400,000 287,862
8,490,979
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.75%, 11/30/2026 298,000 297,018
1.15%, 1/30/2028(b) 90,000 84,172
1.40%, 6/30/2030(b) 95,000 83,603
4.75%, 11/30/2036 150,000 149,292
6.00%, 4/1/2039(b) 50,000 54,994
5.30%, 5/27/2040 200,000 204,038
4.90%, 11/30/2046(b) 250,000 236,633
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Baxter International, Inc. ,
2.60%, 8/15/2026(b) 460,000 451,333
1.92%, 2/1/2027(b) 180,000 173,288
2.27%, 12/1/2028(b) 190,000 176,882
2.54%, 2/1/2032(b) 300,000 261,475
3.13%, 12/1/2051 30,000 19,159
Becton Dickinson & Co. ,
3.70%, 6/6/2027 326,000 322,075
4.69%, 2/13/2028(b) 65,000 65,635
5.08%, 6/7/2029 50,000 51,088
1.96%, 2/11/2031 96,000 83,312
4.30%, 8/22/2032 40,000 38,805
4.67%, 6/6/2047 200,000 171,516
3.79%, 5/20/2050(b) 91,000 67,794
Boston Scientific Corp. ,
2.65%, 6/1/2030(b) 300,000 277,731
4.70%, 3/1/2049(b) 100,000 89,942
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 93,384
3.25%, 11/15/2039 100,000 80,443
3.40%, 11/15/2049 140,000 99,577
GE HealthCare Technologies,
Inc. ,
5.65%, 11/15/2027(b) 200,000 206,055
4.80%, 8/14/2029(b) 40,000 40,586
4.80%, 1/15/2031 25,000 25,207
5.91%, 11/22/2032(b) 300,000 318,900
5.50%, 6/15/2035 25,000 25,601
6.38%, 11/22/2052(b) 100,000 107,742
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 89,604
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028 35,000 35,179
4.50%, 3/30/2033(b) 60,000 59,391
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 338,578
4.63%, 3/15/2045 172,000 154,733
Smith & Nephew plc ,
2.03%, 10/14/2030 96,000 84,079
Solventum Corp. ,
5.45%, 2/25/2027(b) 50,000 50,816
5.40%, 3/1/2029(b) 85,000 87,530
5.45%, 3/13/2031(b) 100,000 103,835
5.60%, 3/23/2034(b) 100,000 102,915
5.90%, 4/30/2054(b) 100,000 99,967
6.00%, 5/15/2064 100,000 99,116
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 134,718
Stryker Corp. ,
4.55%, 2/10/2027 50,000 50,303
4.70%, 2/10/2028(b) 50,000 50,678
4.85%, 12/8/2028 25,000 25,481
4.25%, 9/11/2029 50,000 49,918
4.85%, 2/10/2030 50,000 51,012
1.95%, 6/15/2030 80,000 71,364
5.20%, 2/10/2035(b) 50,000 50,951
4.63%, 3/15/2046 200,000 176,931
Zimmer Biomet Holdings, Inc. ,
4.70%, 2/19/2027(b) 25,000 25,135
5.35%, 12/1/2028 50,000 51,545

34 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Zimmer Biomet Holdings, Inc.,
5.05%, 2/19/2030 25,000 25,620
2.60%, 11/24/2031(b) 200,000 176,752
5.20%, 9/15/2034(b) 50,000 50,161
5.50%, 2/19/2035 25,000 25,645
4.45%, 8/15/2045 150,000 124,539
6,803,776
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 47,099
Series 2020, 3.01%,
6/15/2050 66,000 43,754
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 53,660
6.75%, 12/15/2037 100,000 108,027
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 38,477
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 170,593
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 25,531
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 54,160
Cardinal Health, Inc. ,
4.70%, 11/15/2026 25,000 25,126
3.41%, 6/15/2027(b) 100,000 98,533
5.13%, 2/15/2029(b) 25,000 25,636
5.00%, 11/15/2029 25,000 25,483
5.35%, 11/15/2034(b) 25,000 25,496
4.37%, 6/15/2047 200,000 163,150
Cencora, Inc. ,
4.85%, 12/15/2029(b) 25,000 25,396
4.30%, 12/15/2047 200,000 161,922
Centene Corp. ,
4.25%, 12/15/2027(b) 400,000 393,939
2.45%, 7/15/2028(b) 400,000 371,454
3.38%, 2/15/2030 300,000 276,310
3.00%, 10/15/2030 400,000 357,408
Cigna Group (The) ,
3.05%, 10/15/2027(b) 400,000 389,783
4.38%, 10/15/2028 300,000 300,361
5.00%, 5/15/2029(b) 50,000 51,128
2.38%, 3/15/2031(b) 110,000 97,789
5.13%, 5/15/2031 50,000 51,431
5.40%, 3/15/2033 60,000 62,009
5.25%, 2/15/2034 50,000 50,794
4.80%, 8/15/2038 200,000 188,026
4.80%, 7/15/2046 250,000 217,492
4.90%, 12/15/2048 350,000 305,563
3.40%, 3/15/2051(b) 150,000 100,426
5.60%, 2/15/2054 50,000 47,970
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114(b) 30,000 25,094
CommonSpirit Health ,
2.78%, 10/1/2030 77,000 70,489
5.32%, 12/1/2034 110,000 110,236
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CommonSpirit Health,
3.82%, 10/1/2049 108,000 78,695
4.19%, 10/1/2049 37,000 28,539
3.91%, 10/1/2050 149,000 110,317
6.46%, 11/1/2052 91,000 96,397
CVS Health Corp. ,
4.30%, 3/25/2028(b) 502,000 499,940
5.00%, 1/30/2029(b) 80,000 81,217
5.40%, 6/1/2029(b) 100,000 102,917
3.25%, 8/15/2029(b) 150,000 142,564
5.13%, 2/21/2030 80,000 81,444
1.75%, 8/21/2030(b) 210,000 181,510
5.25%, 1/30/2031(b) 65,000 66,456
1.88%, 2/28/2031(b) 210,000 179,757
5.55%, 6/1/2031(b) 100,000 103,880
2.13%, 9/15/2031(b) 10,000 8,554
5.25%, 2/21/2033(b) 80,000 80,534
5.30%, 6/1/2033 80,000 80,678
5.70%, 6/1/2034(b) 100,000 102,960
4.88%, 7/20/2035 200,000 191,545
4.78%, 3/25/2038 400,000 367,091
4.13%, 4/1/2040 100,000 83,488
6.00%, 6/1/2044 100,000 98,840
5.13%, 7/20/2045 300,000 265,684
5.05%, 3/25/2048 600,000 518,069
4.25%, 4/1/2050 85,000 64,307
5.63%, 2/21/2053(b) 80,000 74,002
5.88%, 6/1/2053(b) 80,000 76,438
6.05%, 6/1/2054(b) 100,000 98,004
6.00%, 6/1/2063(b) 80,000 76,473
Elevance Health, Inc. ,
4.50%, 10/30/2026 30,000 30,097
3.65%, 12/1/2027(b) 300,000 296,440
5.15%, 6/15/2029 45,000 46,284
4.75%, 2/15/2030 30,000 30,356
2.25%, 5/15/2030 200,000 180,548
4.95%, 11/1/2031(b) 75,000 76,049
4.10%, 5/15/2032 40,000 38,404
5.50%, 10/15/2032(b) 100,000 104,253
4.75%, 2/15/2033(b) 120,000 119,247
5.38%, 6/15/2034(b) 150,000 153,315
5.20%, 2/15/2035(b) 70,000 70,733
4.63%, 5/15/2042 250,000 219,295
5.10%, 1/15/2044 50,000 46,013
4.65%, 8/15/2044 100,000 86,902
4.38%, 12/1/2047(b) 300,000 245,208
3.60%, 3/15/2051 200,000 140,756
4.55%, 5/15/2052 40,000 32,711
5.13%, 2/15/2053(b) 150,000 133,925
5.65%, 6/15/2054(b) 50,000 48,046
5.70%, 2/15/2055(b) 40,000 38,762
5.85%, 11/1/2064 75,000 72,823
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 73,296
HCA, Inc. ,
5.38%, 9/1/2026 220,000 221,111
3.13%, 3/15/2027 30,000 29,374
5.20%, 6/1/2028(b) 40,000 40,867
4.13%, 6/15/2029 250,000 245,632
3.50%, 9/1/2030(b) 500,000 472,816

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
2.38%, 7/15/2031(b) 50,000 43,519
5.50%, 3/1/2032 40,000 41,281
3.63%, 3/15/2032 375,000 345,895
5.50%, 6/1/2033(b) 80,000 81,905
5.60%, 4/1/2034(b) 55,000 56,273
5.45%, 9/15/2034(b) 150,000 151,298
5.75%, 3/1/2035(b) 100,000 102,837
5.50%, 6/15/2047 160,000 148,682
5.25%, 6/15/2049 80,000 71,069
3.50%, 7/15/2051 120,000 79,491
4.63%, 3/15/2052(b) 330,000 265,194
5.90%, 6/1/2053(b) 75,000 72,417
6.00%, 4/1/2054(b) 95,000 92,939
5.95%, 9/15/2054 55,000 53,452
6.10%, 4/1/2064 75,000 73,140
Humana, Inc. ,
1.35%, 2/3/2027 280,000 267,805
5.75%, 3/1/2028 60,000 61,911
5.75%, 12/1/2028(b) 25,000 25,999
3.70%, 3/23/2029 100,000 96,911
5.38%, 4/15/2031(b) 50,000 51,146
2.15%, 2/3/2032(b) 215,000 180,610
5.88%, 3/1/2033(b) 100,000 103,344
5.95%, 3/15/2034 100,000 103,973
3.95%, 8/15/2049 150,000 108,124
5.75%, 4/15/2054(b) 74,000 68,932
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 15,598
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 61,330
4.88%, 4/1/2042(b) 250,000 232,012
Series 2019, 3.27%,
11/1/2049 122,000 84,332
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029(b) 250,000 235,309
4.35%, 4/1/2030 50,000 49,661
4.55%, 4/1/2032(b) 50,000 49,225
4.80%, 10/1/2034 50,000 48,879
4.70%, 2/1/2045(b) 75,000 65,759
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 32,538
Series 2020, 3.19%,
7/1/2049 100,000 67,702
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 48,883
McKesson Corp. ,
1.30%, 8/15/2026 100,000 96,844
3.95%, 2/16/2028 250,000 248,919
4.25%, 9/15/2029(b) 25,000 24,965
4.65%, 5/30/2030 50,000 50,407
4.95%, 5/30/2032(b) 50,000 50,671
5.25%, 5/30/2035 50,000 50,791
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 36,880
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Memorial Sloan-Kettering
Cancer Center,
4.13%, 7/1/2052 50,000 39,473
Mount Sinai Hospital (The) ,
Series 2017, 3.98%,
7/1/2048 33,000 23,543
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 135,724
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 150,000 115,312
4.26%, 11/1/2047(b) 35,000 27,823
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 85,207
Orlando Health Obligated
Group ,
5.48%, 10/1/2035(b) 35,000 35,975
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 83,394
Providence St Joseph Health
Obligated Group ,
5.37%, 10/1/2032 100,000 101,705
Series A, 3.93%, 10/1/2048 38,000 28,355
Series 21A, 2.70%,
10/1/2051 151,000 84,189
Quest Diagnostics, Inc. ,
4.60%, 12/15/2027 25,000 25,226
4.20%, 6/30/2029 100,000 99,570
4.63%, 12/15/2029(b) 25,000 25,246
2.95%, 6/30/2030(b) 75,000 69,797
5.00%, 12/15/2034(b) 100,000 99,510
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 22,774
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 39,398
Series 2025, 5.21%,
8/15/2032 20,000 20,548
Series 2025, 5.54%,
8/15/2035 60,000 62,006
Series 2018, 4.09%,
8/15/2048 50,000 39,920
Series 20A, 3.36%,
8/15/2050 134,000 92,491
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 45,486
UnitedHealth Group, Inc. ,
4.75%, 7/15/2026 40,000 40,144
3.38%, 4/15/2027(b) 200,000 197,202
4.60%, 4/15/2027 55,000 55,329
3.70%, 5/15/2027 55,000 54,499
2.95%, 10/15/2027(b) 200,000 194,571
5.25%, 2/15/2028(b) 45,000 46,189
4.25%, 1/15/2029 120,000 119,787
4.70%, 4/15/2029(b) 50,000 50,563
4.00%, 5/15/2029(b) 100,000 98,865
4.80%, 1/15/2030 125,000 126,923
5.30%, 2/15/2030(b) 300,000 310,711

36 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
4.65%, 1/15/2031(b) 50,000 50,257
4.90%, 4/15/2031(b) 75,000 76,217
2.30%, 5/15/2031 75,000 66,098
4.95%, 1/15/2032 200,000 202,559
4.20%, 5/15/2032 140,000 135,522
5.35%, 2/15/2033(b) 60,000 61,820
4.50%, 4/15/2033(b) 120,000 116,955
5.00%, 4/15/2034 75,000 74,971
5.15%, 7/15/2034(b) 200,000 202,019
4.63%, 7/15/2035(b) 105,000 101,405
5.80%, 3/15/2036 300,000 315,360
3.50%, 8/15/2039 100,000 80,701
3.05%, 5/15/2041(b) 180,000 132,281
3.95%, 10/15/2042 250,000 202,435
5.50%, 7/15/2044 200,000 194,798
4.75%, 7/15/2045 250,000 221,202
4.25%, 6/15/2048 300,000 241,058
3.70%, 8/15/2049 200,000 145,599
3.25%, 5/15/2051 60,000 39,798
4.75%, 5/15/2052(b) 200,000 170,365
5.88%, 2/15/2053 145,000 145,278
5.05%, 4/15/2053(b) 120,000 107,110
5.38%, 4/15/2054(b) 275,000 257,075
5.63%, 7/15/2054(b) 200,000 194,004
3.88%, 8/15/2059 100,000 70,466
3.13%, 5/15/2060 100,000 59,856
4.95%, 5/15/2062 100,000 85,814
6.05%, 2/15/2063(b) 190,000 192,797
5.20%, 4/15/2063 80,000 71,285
5.50%, 4/15/2064 75,000 69,995
5.75%, 7/15/2064(b) 170,000 165,346
Universal Health Services,
Inc. ,
1.65%, 9/1/2026 100,000 96,546
4.63%, 10/15/2029 50,000 49,437
2.65%, 1/15/2032 100,000 84,882
5.05%, 10/15/2034(b) 30,000 28,627
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 35,561
23,335,114
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 300,000 239,857
5.50%, 10/1/2035(b) 50,000 50,558
4.85%, 4/15/2049 300,000 251,241
3.55%, 3/15/2052 70,000 47,079
5.15%, 4/15/2053 70,000 61,276
5.63%, 5/15/2054(b) 50,000 46,607
DOC DR LLC ,
2.63%, 11/1/2031(b) 50,000 44,112
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030(b) 250,000 231,863
Healthpeak OP LLC ,
1.35%, 2/1/2027(b) 60,000 57,194
3.50%, 7/15/2029 125,000 120,673
3.00%, 1/15/2030(b) 180,000 168,767
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Healthpeak OP LLC,
5.25%, 12/15/2032 85,000 86,501
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 551,096
3.63%, 10/1/2029(b) 100,000 95,192
5.20%, 7/1/2030 25,000 25,140
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 47,572
3.20%, 12/1/2031(b) 100,000 89,112
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 247,677
4.40%, 1/15/2029(b) 82,000 81,725
3.00%, 1/15/2030 100,000 93,845
2.50%, 9/1/2031 100,000 88,024
5.10%, 7/15/2032 50,000 50,570
5.63%, 7/1/2034 25,000 25,810
5.00%, 1/15/2035(b) 75,000 73,717
Welltower OP LLC ,
2.05%, 1/15/2029 70,000 64,843
3.10%, 1/15/2030 100,000 94,701
4.50%, 7/1/2030(b) 25,000 25,118
2.75%, 1/15/2031(b) 300,000 274,255
2.75%, 1/15/2032 200,000 178,533
5.13%, 7/1/2035 25,000 25,097
3,537,755
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 88,000 91,973
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029(b) 100,000 94,374
Series J, 2.90%,
12/15/2031(b) 80,000 70,100
5.70%, 6/15/2032 25,000 25,356
5.70%, 7/1/2034(b) 25,000 25,158
5.50%, 4/15/2035(b) 25,000 24,745
239,733
Hotels, Restaurants & Leisure 0 .2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 202,298
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034(b) 50,000 50,390
Darden Restaurants, Inc. ,
4.35%, 10/15/2027(b) 25,000 25,048
4.55%, 10/15/2029 25,000 24,928
6.30%, 10/10/2033(b) 50,000 53,581
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 197,040
3.25%, 2/15/2030(b) 165,000 155,650
5.40%, 2/15/2035(b) 50,000 50,345
Hyatt Hotels Corp. ,
5.05%, 3/30/2028(b) 25,000 25,272
5.25%, 6/30/2029 25,000 25,432
5.75%, 4/23/2030(b)(f) 50,000 51,721
5.38%, 12/15/2031 45,000 45,629
5.75%, 3/30/2032(b) 25,000 25,665

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Hyatt Hotels Corp.,
5.50%, 6/30/2034 25,000 24,985
Las Vegas Sands Corp. ,
3.50%, 8/18/2026 72,000 71,026
5.90%, 6/1/2027 25,000 25,541
5.63%, 6/15/2028 25,000 25,501
6.00%, 8/15/2029(b) 25,000 25,695
6.00%, 6/14/2030 25,000 25,792
Marriott International, Inc. ,
5.00%, 10/15/2027 55,000 55,902
5.55%, 10/15/2028(b) 50,000 51,865
Series FF, 4.63%, 6/15/2030 92,000 92,218
Series HH, 2.85%,
4/15/2031 200,000 181,604
5.10%, 4/15/2032(b) 25,000 25,282
Series GG, 3.50%,
10/15/2032 200,000 181,815
5.30%, 5/15/2034(b) 100,000 101,211
5.35%, 3/15/2035(b) 150,000 151,228
5.50%, 4/15/2037 75,000 75,012
McDonald's Corp. ,
3.80%, 4/1/2028(b) 200,000 198,358
4.80%, 8/14/2028 50,000 50,937
5.00%, 5/17/2029(b) 25,000 25,681
4.60%, 5/15/2030 25,000 25,269
4.95%, 8/14/2033 75,000 76,398
5.20%, 5/17/2034 25,000 25,667
4.95%, 3/3/2035(b) 25,000 24,985
4.70%, 12/9/2035(b) 400,000 390,131
4.88%, 7/15/2040 250,000 235,094
4.88%, 12/9/2045(b) 250,000 225,463
3.63%, 9/1/2049(b) 200,000 145,068
4.20%, 4/1/2050 50,000 39,697
5.45%, 8/14/2053(b) 75,000 72,058
Sands China Ltd. ,
5.40%, 8/8/2028(b)(f) 200,000 201,491
Starbucks Corp. ,
4.85%, 2/8/2027(b) 25,000 25,219
3.50%, 3/1/2028 250,000 245,370
4.50%, 5/15/2028 25,000 25,125
4.80%, 5/15/2030 25,000 25,315
2.55%, 11/15/2030(b) 200,000 181,267
4.90%, 2/15/2031 25,000 25,527
3.00%, 2/14/2032(b) 140,000 126,718
4.80%, 2/15/2033 100,000 99,970
5.00%, 2/15/2034(b) 25,000 25,162
5.40%, 5/15/2035 25,000 25,473
4.45%, 8/15/2049 250,000 204,445
3.50%, 11/15/2050 200,000 139,240
4,932,804
Household Durables 0 .0%
†
DR Horton, Inc. ,
1.30%, 10/15/2026 220,000 211,512
5.50%, 10/15/2035(b) 25,000 25,457
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 31,853
MDC Holdings, Inc. ,
6.00%, 1/15/2043(b) 100,000 90,463
Mohawk Industries, Inc. ,
5.85%, 9/18/2028(b) 50,000 51,902
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables
PulteGroup, Inc. ,
6.38%, 5/15/2033(b) 50,000 53,642
464,829
Household Products 0 .1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031 100,000 87,251
5.60%, 11/15/2032 40,000 42,129
5.00%, 6/15/2052 40,000 36,002
Clorox Co. (The) ,
4.60%, 5/1/2032(b) 100,000 99,783
Colgate-Palmolive Co. ,
4.60%, 3/1/2028 16,000 16,274
4.20%, 5/1/2030 45,000 45,186
3.25%, 8/15/2032 35,000 32,484
4.60%, 3/1/2033 16,000 16,159
Kimberly-Clark Corp. ,
4.50%, 2/16/2033 100,000 100,089
6.63%, 8/1/2037(b) 80,000 92,199
3.20%, 7/30/2046(b) 65,000 45,643
2.88%, 2/7/2050 100,000 64,466
Procter & Gamble Co. (The) ,
2.85%, 8/11/2027(b) 250,000 244,615
4.35%, 1/29/2029 50,000 50,693
4.15%, 10/24/2029 50,000 50,337
4.05%, 5/1/2030 75,000 75,041
1.20%, 10/29/2030 100,000 86,314
1.95%, 4/23/2031(b) 300,000 266,036
4.55%, 1/29/2034 50,000 50,147
4.55%, 10/24/2034 50,000 49,982
4.60%, 5/1/2035(b) 75,000 75,043
3.60%, 3/25/2050(b) 300,000 228,274
1,854,147
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
5.45%, 6/1/2028(b) 60,000 61,313
2.45%, 1/15/2031(b) 70,000 61,197
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028(b) 40,000 41,384
5.80%, 3/1/2033(b) 40,000 42,296
6.13%, 1/15/2034 25,000 26,923
6.25%, 10/1/2039 180,000 192,155
5.60%, 6/15/2042 75,000 72,974
6.50%, 10/1/2053(b) 76,000 81,558
5.75%, 3/15/2054(b) 50,000 48,981
Oglethorpe Power Corp. ,
4.50%, 4/1/2047 40,000 32,720
5.25%, 9/1/2050 200,000 178,268
6.20%, 12/1/2053 50,000 51,076
890,845
Industrial Conglomerates 0 .1%
3M Co. ,
4.80%, 3/15/2030 25,000 25,416
3.05%, 4/15/2030 100,000 93,921
5.15%, 3/15/2035 25,000 25,223
5.70%, 3/15/2037 415,000 435,282
4.00%, 9/14/2048 96,000 75,932
3.25%, 8/26/2049 90,000 60,866

38 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Honeywell International, Inc. ,
2.50%, 11/1/2026(b) 500,000 488,871
1.10%, 3/1/2027 100,000 95,245
4.65%, 7/30/2027 50,000 50,525
4.95%, 2/15/2028 60,000 61,283
4.25%, 1/15/2029(b) 20,000 20,057
2.70%, 8/15/2029(b) 500,000 471,680
4.88%, 9/1/2029 50,000 51,181
4.70%, 2/1/2030 50,000 50,745
1.75%, 9/1/2031 100,000 85,386
4.95%, 9/1/2031 50,000 51,346
4.75%, 2/1/2032 50,000 50,442
5.00%, 2/15/2033 60,000 60,967
4.50%, 1/15/2034 120,000 117,551
5.00%, 3/1/2035 100,000 100,644
2.80%, 6/1/2050 90,000 56,955
5.25%, 3/1/2054 124,000 117,636
5.35%, 3/1/2064 50,000 47,397
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,342
2,725,893
Industrial REITs 0 .1%
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032(b) 25,000 25,123
5.41%, 9/12/2034(b) 25,000 24,469
First Industrial LP ,
5.25%, 1/15/2031 25,000 25,295
Prologis LP ,
4.88%, 6/15/2028(b) 45,000 45,905
2.88%, 11/15/2029 125,000 117,828
2.25%, 4/15/2030 160,000 145,469
1.75%, 7/1/2030 65,000 57,149
1.25%, 10/15/2030(b) 65,000 55,585
4.75%, 1/15/2031 75,000 75,916
2.25%, 1/15/2032(b) 200,000 173,371
4.63%, 1/15/2033 50,000 49,748
4.75%, 6/15/2033(b) 35,000 34,883
5.13%, 1/15/2034 50,000 50,608
5.00%, 3/15/2034 50,000 50,127
5.00%, 1/31/2035(b) 50,000 49,985
5.25%, 5/15/2035(b) 40,000 40,550
3.00%, 4/15/2050 65,000 42,121
2.13%, 10/15/2050 155,000 82,412
5.25%, 6/15/2053 30,000 28,136
5.25%, 3/15/2054(b) 75,000 70,394
Rexford Industrial Realty LP ,
5.00%, 6/15/2028 20,000 20,171
2.15%, 9/1/2031 90,000 77,145
1,342,390
Insurance 0 .7%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 485,607
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 48,507
3.25%, 8/15/2051 50,000 33,490
Allstate Corp. (The) ,
5.05%, 6/24/2029(b) 25,000 25,656
5.25%, 3/30/2033 20,000 20,505
5.55%, 5/9/2035(b) 100,000 103,833
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Allstate Corp. (The),
+ 2.12%), 6.50%,
5/15/2057(b)(d) 195,000 199,956
American International Group,
Inc. ,
5.13%, 3/27/2033(b) 60,000 60,999
4.75%, 4/1/2048(b) 100,000 88,739
4.38%, 6/30/2050(b) 200,000 167,389
Aon Corp. ,
2.80%, 5/15/2030(b) 200,000 185,307
2.05%, 8/23/2031 50,000 43,165
2.60%, 12/2/2031 25,000 22,156
5.00%, 9/12/2032(b) 30,000 30,425
5.35%, 2/28/2033(b) 25,000 25,736
2.90%, 8/23/2051 50,000 31,052
3.90%, 2/28/2052(b) 30,000 22,247
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 216,905
Aon North America, Inc. ,
5.13%, 3/1/2027(b) 55,000 55,648
5.15%, 3/1/2029 75,000 76,797
5.30%, 3/1/2031(b) 75,000 77,571
5.45%, 3/1/2034(b) 225,000 231,118
5.75%, 3/1/2054(b) 188,000 185,263
Arch Capital Finance LLC ,
5.03%, 12/15/2046(b) 250,000 225,866
Arthur J Gallagher & Co. ,
4.60%, 12/15/2027(b) 50,000 50,372
2.40%, 11/9/2031 200,000 175,277
5.00%, 2/15/2032 30,000 30,404
5.15%, 2/15/2035 190,000 190,090
3.50%, 5/20/2051 78,000 54,225
3.05%, 3/9/2052 100,000 63,054
5.75%, 3/2/2053 12,000 11,689
5.55%, 2/15/2055 100,000 95,896
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 477,500
6.65%, 2/1/2033 50,000 54,062
5.88%, 1/15/2034 25,000 25,890
6.25%, 4/1/2054(b) 50,000 49,346
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 97,491
4.20%, 8/15/2048(b) 400,000 335,665
4.25%, 1/15/2049(b) 300,000 253,782
2.85%, 10/15/2050 45,000 29,039
3.85%, 3/15/2052 100,000 77,381
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 150,000 114,899
Brown & Brown, Inc. ,
4.60%, 12/23/2026 25,000 25,117
4.70%, 6/23/2028 25,000 25,211
4.90%, 6/23/2030 25,000 25,233
4.20%, 3/17/2032 30,000 28,704
5.25%, 6/23/2032(b) 25,000 25,498
5.65%, 6/11/2034 50,000 51,358
5.55%, 6/23/2035 25,000 25,493
4.95%, 3/17/2052(b) 25,000 21,631
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 179,102
Chubb INA Holdings LLC ,
4.65%, 8/15/2029 50,000 50,852

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Chubb INA Holdings LLC,
1.38%, 9/15/2030(b) 88,000 76,531
5.00%, 3/15/2034(b) 75,000 76,412
4.35%, 11/3/2045(b) 250,000 216,312
2.85%, 12/15/2051 50,000 32,013
3.05%, 12/15/2061 35,000 21,600
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 25,000 26,218
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 71,119
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050(b) 125,000 85,359
3.13%, 10/15/2052 50,000 30,971
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028 50,000 52,361
6.50%, 6/4/2029 25,000 25,777
6.25%, 10/4/2034 25,000 24,750
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 198,904
6.00%, 12/7/2033(b) 100,000 104,299
6.10%, 3/15/2055 25,000 24,487
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 21,506
First American Financial
Corp. ,
2.40%, 8/15/2031(b) 75,000 63,977
5.45%, 9/30/2034(b) 25,000 24,487
Globe Life, Inc. ,
2.15%, 8/15/2030(b) 250,000 220,148
5.85%, 9/15/2034 25,000 25,884
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 89,004
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041(b) 309,000 319,968
Kemper Corp. ,
3.80%, 2/23/2032 30,000 27,263
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 470,021
Loews Corp. ,
4.13%, 5/15/2043 200,000 169,822
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(d) 500,000 494,299
3.70%, 3/16/2032 20,000 18,909
Markel Group, Inc. ,
3.35%, 9/17/2029(b) 475,000 457,564
3.45%, 5/7/2052 100,000 67,295
Marsh & McLennan Cos., Inc. ,
4.55%, 11/8/2027 75,000 75,551
4.38%, 3/15/2029(b) 300,000 301,151
4.65%, 3/15/2030 150,000 151,692
4.85%, 11/15/2031(b) 150,000 152,315
5.75%, 11/1/2032 25,000 26,624
5.40%, 9/15/2033(b) 50,000 51,862
5.15%, 3/15/2034 25,000 25,559
5.00%, 3/15/2035 215,000 214,932
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Marsh & McLennan Cos., Inc.,
5.35%, 11/15/2044 50,000 49,093
4.20%, 3/1/2048 50,000 41,098
6.25%, 11/1/2052 25,000 26,826
5.70%, 9/15/2053(b) 100,000 100,421
5.45%, 3/15/2054 25,000 24,081
5.40%, 3/15/2055 175,000 168,605
MetLife, Inc. ,
5.38%, 7/15/2033(b) 50,000 52,054
5.30%, 12/15/2034(b) 50,000 51,364
5.70%, 6/15/2035(b) 159,000 168,351
6.40%, 12/15/2036(b) 300,000 314,151
4.88%, 11/13/2043 250,000 229,313
4.05%, 3/1/2045 100,000 81,842
5.00%, 7/15/2052(b) 60,000 54,373
5.25%, 1/15/2054(b) 100,000 94,139
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 39,681
Old Republic International
Corp. ,
3.88%, 8/26/2026(b) 200,000 198,475
5.75%, 3/28/2034 25,000 25,716
Principal Financial Group, Inc. ,
5.38%, 3/15/2033 40,000 41,086
4.30%, 11/15/2046(b) 50,000 41,609
5.50%, 3/15/2053 45,000 43,475
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 38,955
3.00%, 3/15/2032 30,000 27,361
6.25%, 12/1/2032 162,000 178,467
4.95%, 6/15/2033(b) 20,000 20,426
3.70%, 1/26/2045 250,000 193,475
4.13%, 4/15/2047(b) 92,000 75,678
Prudential Financial, Inc. ,
3.88%, 3/27/2028 200,000 199,118
5.20%, 3/14/2035 50,000 50,540
4.60%, 5/15/2044(b) 250,000 220,286
3.91%, 12/7/2047 186,000 145,312
3.94%, 12/7/2049 505,000 386,526
3.70%, 3/13/2051(b) 300,000 220,504
Prudential Funding Asia plc ,
3.13%, 4/14/2030 100,000 94,512
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033 20,000 20,963
5.75%, 9/15/2034(b) 25,000 25,661
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033(b) 60,000 61,741
5.80%, 4/1/2035 25,000 25,685
Travelers Cos., Inc. (The) ,
6.25%, 6/15/2037(b) 86,000 94,844
5.35%, 11/1/2040 250,000 251,382
4.10%, 3/4/2049 200,000 161,073
5.45%, 5/25/2053 20,000 19,559
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033(b) 192,000 214,712
Unum Group ,
4.00%, 6/15/2029(b) 250,000 245,393
4.13%, 6/15/2051(b) 50,000 37,142

40 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 75,951
Willis North America, Inc. ,
4.65%, 6/15/2027(b) 50,000 50,273
4.50%, 9/15/2028(b) 400,000 401,137
2.95%, 9/15/2029 65,000 61,176
5.35%, 5/15/2033(b) 20,000 20,505
5.90%, 3/5/2054(b) 50,000 49,697
15,358,951
Interactive Media & Services 0 .2%
Alphabet, Inc. ,
2.00%, 8/15/2026 500,000 489,185
0.80%, 8/15/2027(b) 90,000 84,505
4.00%, 5/15/2030(b) 85,000 85,064
1.10%, 8/15/2030(b) 165,000 142,540
4.50%, 5/15/2035(b) 125,000 123,359
1.90%, 8/15/2040 100,000 67,161
2.05%, 8/15/2050 200,000 111,668
5.25%, 5/15/2055(b) 50,000 49,243
2.25%, 8/15/2060 200,000 105,596
5.30%, 5/15/2065 60,000 58,748
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 200,560
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 227,800
4.60%, 5/15/2028(b) 60,000 61,099
4.30%, 8/15/2029(b) 65,000 65,593
4.80%, 5/15/2030(b) 60,000 61,774
4.55%, 8/15/2031 75,000 76,054
3.85%, 8/15/2032 195,000 187,541
4.95%, 5/15/2033 60,000 61,523
4.75%, 8/15/2034(b) 175,000 175,819
4.45%, 8/15/2052 265,000 223,423
5.60%, 5/15/2053(b) 210,000 209,997
5.40%, 8/15/2054 346,000 337,434
4.65%, 8/15/2062 180,000 151,731
5.75%, 5/15/2063 60,000 60,651
5.55%, 8/15/2064 150,000 146,586
3,564,654
IT Services 0 .1%
Accenture Capital, Inc. ,
3.90%, 10/4/2027 35,000 34,893
4.05%, 10/4/2029 50,000 49,676
4.25%, 10/4/2031(b) 50,000 49,533
4.50%, 10/4/2034(b) 35,000 34,062
CGI, Inc. ,
1.45%, 9/14/2026 50,000 48,292
4.95%, 3/14/2030(c) 25,000 25,249
2.30%, 9/14/2031 50,000 43,226
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 96,638
2.38%, 9/15/2028(b) 100,000 93,030
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2027 100,000 100,589
4.60%, 2/5/2029 100,000 100,973
4.75%, 2/5/2031 100,000 101,315
4.90%, 2/5/2034 100,000 99,816
5.25%, 2/5/2044(b) 100,000 95,875
5.30%, 2/5/2054(b) 200,000 187,135
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp. ,
1.70%, 5/15/2027(b) 300,000 286,800
4.50%, 2/6/2028(b) 100,000 100,883
4.65%, 2/10/2028(b) 100,000 101,149
3.50%, 5/15/2029 400,000 388,819
4.80%, 2/10/2030 100,000 101,594
1.95%, 5/15/2030 100,000 89,205
5.00%, 2/10/2032(b) 100,000 102,061
5.88%, 11/29/2032(b) 53,000 57,148
5.20%, 2/10/2035(b) 100,000 101,484
4.15%, 5/15/2039 300,000 264,252
4.00%, 6/20/2042 150,000 124,231
4.25%, 5/15/2049 300,000 241,655
5.70%, 2/10/2055(b) 100,000 98,885
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b) 150,000 135,466
3,353,934
Leisure Products 0 .0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 55,274
4.40%, 9/15/2032(b) 100,000 93,076
5.10%, 4/1/2052 30,000 22,929
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 98,601
3.90%, 11/19/2029 100,000 96,427
6.05%, 5/14/2034 25,000 25,782
5.10%, 5/15/2044 100,000 86,939
479,028
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
4.20%, 9/9/2027 25,000 24,990
2.75%, 9/15/2029 165,000 154,437
2.30%, 3/12/2031 82,000 72,664
4.75%, 9/9/2034(b) 25,000 24,600
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(b) 50,000 45,979
Danaher Corp. ,
2.60%, 10/1/2050 94,000 56,491
2.80%, 12/10/2051(b) 140,000 87,180
Illumina, Inc. ,
4.65%, 9/9/2026 25,000 25,030
5.75%, 12/13/2027 100,000 102,456
Revvity, Inc. ,
1.90%, 9/15/2028(b) 60,000 55,560
3.30%, 9/15/2029(b) 100,000 94,725
2.25%, 9/15/2031 35,000 29,967
Thermo Fisher Scientific, Inc. ,
4.95%, 8/10/2026 100,000 100,767
5.00%, 12/5/2026(b) 50,000 50,536
4.80%, 11/21/2027 65,000 66,042
1.75%, 10/15/2028 115,000 106,510
5.00%, 1/31/2029 75,000 77,005
2.60%, 10/1/2029(b) 325,000 304,535
4.98%, 8/10/2030(b) 65,000 66,894
2.00%, 10/15/2031(b) 55,000 47,959
4.95%, 11/21/2032(b) 70,000 71,603
5.09%, 8/10/2033(b) 80,000 81,885
5.20%, 1/31/2034(b) 50,000 51,382
2.80%, 10/15/2041(b) 30,000 21,529

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
5.40%, 8/10/2043(b) 90,000 88,937
5.30%, 2/1/2044(b) 100,000 97,245
2,006,908
Machinery 0 .2%
AGCO Corp. ,
5.45%, 3/21/2027 50,000 50,617
5.80%, 3/21/2034 50,000 50,745
Caterpillar, Inc. ,
2.60%, 9/19/2029(b) 70,000 65,722
5.20%, 5/15/2035 75,000 76,451
6.05%, 8/15/2036 177,000 193,390
3.80%, 8/15/2042(b) 300,000 247,869
3.25%, 9/19/2049(b) 330,000 230,925
CNH Industrial Capital LLC ,
1.45%, 7/15/2026 150,000 145,272
4.75%, 3/21/2028 25,000 25,187
4.55%, 4/10/2028 40,000 40,182
5.50%, 1/12/2029(b) 100,000 103,190
5.10%, 4/20/2029(b) 50,000 51,034
Cummins, Inc. ,
4.25%, 5/9/2028 25,000 25,113
4.70%, 2/15/2031 25,000 25,227
5.30%, 5/9/2035 25,000 25,386
2.60%, 9/1/2050 50,000 29,858
5.45%, 2/20/2054(b) 92,000 89,091
Deere & Co. ,
5.45%, 1/16/2035(b) 50,000 52,085
3.90%, 6/9/2042(b) 250,000 212,881
5.70%, 1/19/2055 150,000 155,064
Dover Corp. ,
2.95%, 11/4/2029(b) 45,000 42,392
5.38%, 3/1/2041 100,000 97,654
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 86,973
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 187,044
Ingersoll Rand, Inc. ,
5.20%, 6/15/2027 50,000 50,819
5.18%, 6/15/2029 50,000 51,328
5.70%, 8/14/2033(b) 100,000 104,720
5.45%, 6/15/2034(b) 50,000 51,419
Nordson Corp. ,
4.50%, 12/15/2029 25,000 25,013
5.80%, 9/15/2033(b) 25,000 26,405
nVent Finance Sarl ,
5.65%, 5/15/2033 40,000 40,744
Otis Worldwide Corp. ,
5.25%, 8/16/2028(b) 30,000 30,882
3.11%, 2/15/2040 300,000 230,399
Parker-Hannifin Corp. ,
4.25%, 9/15/2027(b) 65,000 65,160
3.25%, 6/14/2029 104,000 99,811
4.50%, 9/15/2029(b) 95,000 95,942
4.20%, 11/21/2034(b) 300,000 285,713
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028 100,000 104,110
4.25%, 11/15/2028 250,000 248,337
2.30%, 3/15/2030(b) 500,000 447,638
3.00%, 5/15/2032 40,000 35,072
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. ,
3.45%, 11/15/2026 78,000 76,982
4.70%, 9/15/2028(f) 250,000 251,434
4.90%, 5/29/2030(b) 50,000 50,705
5.50%, 5/29/2035 50,000 50,728
4,732,713
Media 0 .5%
Charter Communications
Operating LLC ,
6.15%, 11/10/2026 95,000 96,819
4.20%, 3/15/2028(b) 200,000 198,249
2.25%, 1/15/2029(b) 100,000 92,098
5.05%, 3/30/2029(b) 150,000 151,430
6.10%, 6/1/2029 75,000 78,521
4.40%, 4/1/2033(b) 75,000 70,618
6.65%, 2/1/2034 125,000 133,855
6.55%, 6/1/2034(b) 75,000 80,022
6.38%, 10/23/2035 300,000 315,092
3.50%, 3/1/2042 100,000 71,305
5.38%, 5/1/2047 400,000 347,164
5.75%, 4/1/2048 350,000 318,273
4.80%, 3/1/2050(b) 425,000 340,029
3.90%, 6/1/2052 200,000 137,262
5.25%, 4/1/2053(b) 180,000 152,927
6.83%, 10/23/2055 150,000 153,505
3.85%, 4/1/2061 310,000 198,609
Comcast Corp. ,
5.35%, 11/15/2027 55,000 56,448
3.15%, 2/15/2028(b) 500,000 487,035
4.55%, 1/15/2029(b) 80,000 80,888
5.10%, 6/1/2029(b) 75,000 77,398
2.65%, 2/1/2030(b) 300,000 278,682
3.40%, 4/1/2030(b) 165,000 158,211
1.95%, 1/15/2031(b) 450,000 394,454
4.95%, 5/15/2032 50,000 50,886
5.50%, 11/15/2032(b) 60,000 63,025
4.25%, 1/15/2033(b) 250,000 241,568
4.65%, 2/15/2033(b) 160,000 159,005
7.05%, 3/15/2033(b) 95,000 108,069
4.80%, 5/15/2033 80,000 79,842
5.30%, 6/1/2034(b) 75,000 76,822
5.30%, 5/15/2035(b) 75,000 76,419
4.40%, 8/15/2035 200,000 189,412
6.50%, 11/15/2035 100,000 110,993
3.90%, 3/1/2038(b) 250,000 217,435
3.75%, 4/1/2040(b) 150,000 124,514
3.40%, 7/15/2046(b) 150,000 106,800
4.70%, 10/15/2048(b) 400,000 343,373
4.00%, 11/1/2049 250,000 190,012
2.89%, 11/1/2051 500,000 304,289
2.45%, 8/15/2052 120,000 65,424
5.35%, 5/15/2053(b) 80,000 74,129
5.65%, 6/1/2054(b) 70,000 68,023
6.05%, 5/15/2055(b) 125,000 127,638
2.94%, 11/1/2056 527,000 309,429
2.65%, 8/15/2062 300,000 156,816
2.99%, 11/1/2063 200,000 112,458
5.50%, 5/15/2064 280,000 260,760

42 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Discovery Communications
LLC ,
3.63%, 5/15/2030 200,000 176,570
Fox Corp. ,
6.50%, 10/13/2033 100,000 108,193
5.58%, 1/25/2049(b) 200,000 187,657
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 233,895
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 142,202
5.38%, 6/15/2033(b) 24,000 24,353
3.38%, 3/1/2041(b) 70,000 51,990
Omnicom Group, Inc. ,
2.60%, 8/1/2031(b) 82,000 72,530
5.30%, 11/1/2034 50,000 50,431
Paramount Global ,
5.50%, 5/15/2033 118,000 114,249
4.38%, 3/15/2043(b) 359,000 264,286
4.60%, 1/15/2045 250,000 184,931
Time Warner Cable LLC ,
6.75%, 6/15/2039 600,000 621,954
10,319,276
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027 40,000 41,695
6.80%, 11/29/2032(b) 40,000 43,967
6.00%, 6/17/2034(b) 50,000 52,409
7.00%, 10/15/2039(b)(f) 100,000 110,740
6.35%, 6/17/2054 50,000 50,440
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 100,986
BHP Billiton Finance USA Ltd. ,
5.25%, 9/8/2026(b) 100,000 101,155
4.75%, 2/28/2028(b) 60,000 60,933
5.10%, 9/8/2028(b) 100,000 102,551
5.00%, 2/21/2030(b) 100,000 102,448
5.25%, 9/8/2030(b) 100,000 103,650
5.13%, 2/21/2032 75,000 76,791
4.90%, 2/28/2033 35,000 35,135
5.25%, 9/8/2033(b) 100,000 102,401
5.30%, 2/21/2035 125,000 127,603
4.13%, 2/24/2042 92,000 79,009
5.00%, 9/30/2043(b) 200,000 189,529
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 355,473
Newmont Corp. ,
2.25%, 10/1/2030(b) 96,000 86,448
2.60%, 7/15/2032 115,000 101,671
5.35%, 3/15/2034(b) 50,000 51,292
5.88%, 4/1/2035(b) 236,000 252,236
4.88%, 3/15/2042 150,000 139,041
Nucor Corp. ,
4.30%, 5/23/2027 60,000 60,204
4.65%, 6/1/2030 50,000 50,396
5.10%, 6/1/2035 50,000 50,156
5.20%, 8/1/2043 200,000 192,673
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 106,000 112,244
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 300,000 182,210
Rio Tinto Finance USA plc ,
4.38%, 3/12/2027 35,000 35,185
4.50%, 3/14/2028(b) 40,000 40,315
4.88%, 3/14/2030 80,000 81,530
5.00%, 3/14/2032(b) 55,000 55,961
5.00%, 3/9/2033(b) 55,000 55,778
5.25%, 3/14/2035(b) 85,000 86,486
4.13%, 8/21/2042 100,000 84,196
5.13%, 3/9/2053 60,000 55,317
5.75%, 3/14/2055 35,000 35,044
Southern Copper Corp. ,
7.50%, 7/27/2035 100,000 114,822
6.75%, 4/16/2040 250,000 271,030
5.88%, 4/23/2045(b) 100,000 98,879
Steel Dynamics, Inc. ,
3.25%, 1/15/2031(b) 200,000 186,558
5.38%, 8/15/2034(b) 50,000 50,770
5.25%, 5/15/2035(b) 50,000 50,053
5.75%, 5/15/2055 30,000 29,078
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 282,411
6.13%, 6/12/2033(b) 250,000 261,820
6.88%, 11/10/2039 70,000 75,877
6.40%, 6/28/2054(b) 75,000 73,708
5,140,304
Multi-Utilities 0 .4%
Ameren Corp. ,
5.70%, 12/1/2026 50,000 50,802
1.95%, 3/15/2027(b) 80,000 77,106
5.00%, 1/15/2029(b) 50,000 50,902
5.38%, 3/15/2035(b) 25,000 25,156
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 37,871
2.90%, 6/15/2051 100,000 62,999
5.90%, 12/1/2052 100,000 102,892
5.55%, 7/1/2054(b) 50,000 49,267
5.63%, 3/1/2055(b) 25,000 24,703
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 150,000 161,324
5.15%, 11/15/2043(b) 400,000 375,573
4.60%, 5/1/2053(b) 90,000 75,209
Black Hills Corp. ,
5.95%, 3/15/2028 100,000 103,585
3.05%, 10/15/2029 210,000 196,883
6.15%, 5/15/2034(b) 70,000 73,448
6.00%, 1/15/2035 25,000 25,928
3.88%, 10/15/2049 100,000 72,472
CenterPoint Energy, Inc. ,
5.40%, 6/1/2029(b) 50,000 51,678
2.65%, 6/1/2031(b) 85,000 75,784
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031(b) 50,000 44,851
5.20%, 3/1/2033(b) 40,000 41,204
5.50%, 3/15/2034 50,000 51,995
5.38%, 5/15/2034 25,000 25,804
5.13%, 3/15/2035(b) 125,000 126,601
3.95%, 3/1/2043 500,000 406,730

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Consolidated Edison Co. of
New York, Inc.,
4.50%, 12/1/2045 150,000 128,412
Series 20B, 3.95%,
4/1/2050(b) 88,000 68,601
6.15%, 11/15/2052 200,000 210,913
5.90%, 11/15/2053(b) 50,000 51,018
5.70%, 5/15/2054(b) 25,000 24,957
4.63%, 12/1/2054 150,000 126,409
3.70%, 11/15/2059 50,000 34,666
3.60%, 6/15/2061(b) 200,000 135,938
Consumers Energy Co. ,
4.65%, 3/1/2028 200,000 202,731
4.90%, 2/15/2029(b) 100,000 102,085
4.70%, 1/15/2030(b) 25,000 25,366
4.50%, 1/15/2031(b) 40,000 40,156
4.63%, 5/15/2033 100,000 99,020
4.35%, 4/15/2049 300,000 253,708
3.10%, 8/15/2050 45,000 30,171
2.65%, 8/15/2052 15,000 9,142
2.50%, 5/1/2060 100,000 55,278
Dominion Energy, Inc. ,
Series D, 2.85%, 8/15/2026 500,000 491,426
4.60%, 5/15/2028 50,000 50,329
Series C, 3.38%,
4/1/2030(b) 300,000 285,098
5.00%, 6/15/2030 50,000 51,028
Series C, 2.25%,
8/15/2031(b) 30,000 26,231
Series A, 4.35%,
8/15/2032(b) 40,000 38,396
5.38%, 11/15/2032(b) 50,000 51,249
Series E, 6.30%, 3/15/2033 10,000 10,710
Series F, 5.25%, 8/1/2033 50,000 50,347
5.45%, 3/15/2035 50,000 50,425
Series B, 5.95%, 6/15/2035 151,000 158,731
Series C, 4.90%, 8/1/2041 300,000 270,522
Series B, 4.85%, 8/15/2052 40,000 33,796
DTE Energy Co. ,
4.95%, 7/1/2027 50,000 50,573
4.88%, 6/1/2028(b) 100,000 101,470
5.10%, 3/1/2029(b) 75,000 76,477
2.95%, 3/1/2030 50,000 46,672
5.20%, 4/1/2030 75,000 76,746
5.85%, 6/1/2034 50,000 52,301
National Grid plc ,
5.42%, 1/11/2034(b) 100,000 102,732
NiSource, Inc. ,
5.25%, 3/30/2028(b) 104,000 106,468
5.20%, 7/1/2029(b) 50,000 51,329
2.95%, 9/1/2029 250,000 235,852
1.70%, 2/15/2031(b) 85,000 72,775
5.35%, 4/1/2034 25,000 25,416
5.35%, 7/15/2035 100,000 100,820
5.95%, 6/15/2041 300,000 305,209
5.00%, 6/15/2052 70,000 61,905
5.85%, 4/1/2055 100,000 98,951
Public Service Enterprise
Group, Inc. ,
5.88%, 10/15/2028(b) 50,000 52,329
5.20%, 4/1/2029(b) 50,000 51,397
4.90%, 3/15/2030(b) 25,000 25,430
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc.,
6.13%, 10/15/2033 50,000 53,106
5.45%, 4/1/2034(b) 50,000 51,095
5.40%, 3/15/2035 25,000 25,294
Puget Energy, Inc. ,
2.38%, 6/15/2028 200,000 188,774
4.22%, 3/15/2032 40,000 37,644
5.73%, 3/15/2035(c) 25,000 25,150
Puget Sound Energy, Inc. ,
5.33%, 6/15/2034(b) 25,000 25,496
5.64%, 4/15/2041 200,000 198,020
5.69%, 6/15/2054 25,000 24,498
San Diego Gas & Electric Co. ,
4.95%, 8/15/2028 100,000 102,100
Series VVV, 1.70%,
10/1/2030(b) 100,000 87,040
5.40%, 4/15/2035 25,000 25,528
4.15%, 5/15/2048 200,000 155,349
3.32%, 4/15/2050 200,000 134,114
5.35%, 4/1/2053(b) 95,000 88,721
5.55%, 4/15/2054 50,000 48,094
Sempra ,
5.40%, 8/1/2026 50,000 50,484
3.40%, 2/1/2028 300,000 292,893
5.50%, 8/1/2033(b) 50,000 51,037
6.00%, 10/15/2039(b) 220,000 223,055
4.00%, 2/1/2048(b) 150,000 110,704
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.40%, 10/1/2054(b)(d) 126,000 119,615
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 214,878
5.75%, 9/15/2033 50,000 52,430
4.95%, 9/15/2034 25,000 24,745
Series 21A, 3.15%,
9/30/2051 100,000 63,897
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(b) 11,000 11,145
5.15%, 10/1/2027 100,000 101,823
4.75%, 1/15/2028 50,000 50,508
1.80%, 10/15/2030 103,000 90,141
9,979,856
Office REITs 0 .1%
Boston Properties LP ,
2.75%, 10/1/2026(b) 250,000 244,471
2.90%, 3/15/2030(b) 100,000 91,877
3.25%, 1/30/2031(b) 89,000 81,557
2.45%, 10/1/2033(b) 300,000 239,756
5.75%, 1/15/2035(b) 25,000 25,160
COPT Defense Properties LP ,
2.00%, 1/15/2029(b) 100,000 91,107
2.90%, 12/1/2033 100,000 82,190
Highwoods Realty LP ,
3.05%, 2/15/2030(b) 250,000 228,286
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 90,489

44 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
Kilroy Realty LP,
6.25%, 1/15/2036 100,000 99,697
1,274,590
Oil, Gas & Consumable Fuels 1 .7%
APA Corp. ,
6.10%, 2/15/2035(c) 25,000 24,518
6.75%, 2/15/2055(b)(c) 25,000 23,616
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 230,936
5.63%, 8/1/2034 25,000 25,358
BP Capital Markets America,
Inc. ,
5.02%, 11/17/2027 100,000 101,824
4.23%, 11/6/2028(b) 400,000 400,129
4.70%, 4/10/2029 50,000 50,744
4.97%, 10/17/2029(b) 75,000 76,935
4.87%, 11/25/2029 50,000 51,038
2.72%, 1/12/2032(b) 200,000 178,812
4.81%, 2/13/2033(b) 300,000 299,599
4.89%, 9/11/2033(b) 240,000 240,572
4.99%, 4/10/2034(b) 50,000 50,315
5.23%, 11/17/2034(b) 125,000 127,181
3.06%, 6/17/2041 50,000 36,906
3.00%, 2/24/2050 200,000 128,429
2.77%, 11/10/2050 150,000 91,524
2.94%, 6/4/2051 150,000 94,133
3.00%, 3/17/2052 50,000 31,521
3.38%, 2/8/2061(b) 150,000 96,676
BP Capital Markets plc ,
3.28%, 9/19/2027(b) 300,000 294,247
Canadian Natural Resources
Ltd. ,
5.40%, 12/15/2034(b)(c) 25,000 24,838
6.25%, 3/15/2038(b) 340,000 352,591
4.95%, 6/1/2047(b) 100,000 85,382
Cenovus Energy, Inc. ,
2.65%, 1/15/2032(b) 45,000 38,879
6.75%, 11/15/2039(b) 17,000 18,190
5.40%, 6/15/2047(b) 120,000 106,519
3.75%, 2/15/2052(b) 25,000 16,977
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 250,000 252,344
3.70%, 11/15/2029 65,000 62,706
2.74%, 12/31/2039 100,000 81,388
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 300,000 296,789
4.00%, 3/1/2031 300,000 285,474
3.25%, 1/31/2032 200,000 179,287
5.75%, 8/15/2034(b) 75,000 77,023
5.55%, 10/30/2035(c) 25,000 25,197
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(b) 300,000 299,586
5.65%, 4/15/2034(b) 150,000 153,627
Chevron Corp. ,
2.00%, 5/11/2027(b) 120,000 115,885
2.24%, 5/11/2030(b) 152,000 138,799
3.08%, 5/11/2050 25,000 16,836
Chevron USA, Inc. ,
1.02%, 8/12/2027(b) 120,000 112,815
3.85%, 1/15/2028(b) 50,000 49,887
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron USA, Inc.,
4.48%, 2/26/2028 50,000 50,597
4.69%, 4/15/2030 50,000 50,997
4.82%, 4/15/2032(b) 50,000 50,983
4.98%, 4/15/2035 50,000 50,569
2.34%, 8/12/2050 200,000 114,427
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 148,907
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045(b) 100,000 96,305
ConocoPhillips ,
5.90%, 10/15/2032(b) 77,000 83,101
6.50%, 2/1/2039(b) 175,000 194,935
ConocoPhillips Co. ,
4.70%, 1/15/2030(b) 100,000 101,397
4.85%, 1/15/2032(b) 50,000 50,515
5.05%, 9/15/2033(b) 70,000 71,242
5.00%, 1/15/2035(b) 125,000 124,909
3.76%, 3/15/2042(b) 100,000 79,991
4.30%, 11/15/2044 155,000 128,914
3.80%, 3/15/2052 50,000 36,297
5.30%, 5/15/2053(b) 40,000 36,888
5.55%, 3/15/2054(b) 50,000 47,785
5.50%, 1/15/2055 55,000 52,185
4.03%, 3/15/2062 200,000 144,007
5.70%, 9/15/2063 50,000 47,819
5.65%, 1/15/2065(b) 100,000 95,128
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 47,139
Coterra Energy, Inc. ,
5.60%, 3/15/2034(b) 50,000 50,425
5.40%, 2/15/2035 100,000 98,987
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 100,046
5.20%, 9/15/2034(b) 75,000 72,835
4.75%, 5/15/2042(b) 300,000 251,130
5.75%, 9/15/2054(b) 75,000 67,521
Diamondback Energy, Inc. ,
3.25%, 12/1/2026 84,000 82,756
5.20%, 4/18/2027(b) 125,000 126,707
3.50%, 12/1/2029(b) 100,000 95,662
5.15%, 1/30/2030 125,000 127,852
6.25%, 3/15/2033(b) 35,000 37,275
5.40%, 4/18/2034 100,000 100,296
5.55%, 4/1/2035(b) 70,000 70,760
4.40%, 3/24/2051(b) 50,000 38,581
4.25%, 3/15/2052(b) 60,000 45,149
6.25%, 3/15/2053(b) 60,000 59,325
5.75%, 4/18/2054 200,000 185,645
5.90%, 4/18/2064 60,000 55,532
Eastern Energy Gas Holdings
LLC ,
5.80%, 1/15/2035 25,000 26,015
5.65%, 10/15/2054 90,000 86,007
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(b) 200,000 188,913
Enbridge, Inc. ,
1.60%, 10/4/2026 95,000 91,785
5.90%, 11/15/2026(b) 70,000 71,245
5.25%, 4/5/2027(b) 25,000 25,366
3.70%, 7/15/2027(b) 50,000 49,378

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc.,
4.60%, 6/20/2028 25,000 25,188
6.00%, 11/15/2028(b) 50,000 52,490
3.13%, 11/15/2029(b) 150,000 141,700
4.90%, 6/20/2030 35,000 35,350
6.20%, 11/15/2030(b) 80,000 85,576
5.70%, 3/8/2033(b) 230,000 238,460
2.50%, 8/1/2033(b) 200,000 166,183
5.63%, 4/5/2034(b) 131,000 134,591
5.55%, 6/20/2035 50,000 50,831
5.50%, 12/1/2046 100,000 95,254
4.00%, 11/15/2049 100,000 73,506
3.40%, 8/1/2051 65,000 42,956
6.70%, 11/15/2053(b) 120,000 129,781
5.95%, 4/5/2054 25,000 24,742
Energy Transfer LP ,
6.05%, 12/1/2026 75,000 76,579
5.55%, 2/15/2028 50,000 51,442
5.25%, 7/1/2029 30,000 30,735
3.75%, 5/15/2030(b) 60,000 57,567
6.40%, 12/1/2030(b) 40,000 43,106
5.75%, 2/15/2033 230,000 238,739
6.55%, 12/1/2033(b) 230,000 249,541
5.55%, 5/15/2034(b) 40,000 40,495
5.60%, 9/1/2034 50,000 50,781
6.05%, 6/1/2041 75,000 74,965
6.50%, 2/1/2042 250,000 259,090
5.00%, 5/15/2044(f) 150,000 129,253
5.35%, 5/15/2045(b) 200,000 180,122
5.30%, 4/15/2047 300,000 264,608
6.25%, 4/15/2049 250,000 246,594
5.00%, 5/15/2050(b) 200,000 167,134
5.95%, 5/15/2054 140,000 133,182
6.05%, 9/1/2054 50,000 48,054
Enterprise Products Operating
LLC ,
4.60%, 1/11/2027 50,000 50,288
4.30%, 6/20/2028(b) 75,000 75,339
2.80%, 1/31/2030(b) 120,000 112,462
4.60%, 1/15/2031 100,000 100,761
5.35%, 1/31/2033 70,000 72,547
4.85%, 1/31/2034 50,000 49,799
4.95%, 2/15/2035(b) 75,000 74,739
5.20%, 1/15/2036 100,000 100,677
6.13%, 10/15/2039(b) 285,000 303,437
4.45%, 2/15/2043 100,000 86,559
4.85%, 3/15/2044 100,000 90,088
4.25%, 2/15/2048 250,000 202,564
4.80%, 2/1/2049 300,000 261,539
4.20%, 1/31/2050(b) 134,000 106,200
3.70%, 1/31/2051(b) 250,000 180,513
3.20%, 2/15/2052 80,000 52,201
4.95%, 10/15/2054 200,000 174,750
5.55%, 2/16/2055(b) 45,000 43,413
EOG Resources, Inc. ,
4.40%, 7/15/2028 75,000 75,433
5.00%, 7/15/2032 95,000 96,155
5.35%, 1/15/2036 100,000 101,413
4.95%, 4/15/2050 60,000 53,368
5.65%, 12/1/2054(b) 25,000 24,404
5.95%, 7/15/2055 35,000 35,642
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. ,
3.90%, 10/1/2027 300,000 296,023
5.75%, 2/1/2034(b) 50,000 51,699
Equinor ASA ,
4.25%, 6/2/2028 25,000 25,150
3.13%, 4/6/2030(b) 200,000 190,870
5.13%, 6/3/2035 50,000 50,860
3.70%, 4/6/2050 500,000 377,234
Expand Energy Corp. ,
5.70%, 1/15/2035 100,000 101,426
Exxon Mobil Corp. ,
2.28%, 8/16/2026 100,000 98,058
3.29%, 3/19/2027(b) 200,000 198,433
3.48%, 3/19/2030 250,000 243,009
2.61%, 10/15/2030(b) 250,000 231,363
4.23%, 3/19/2040 200,000 178,863
4.11%, 3/1/2046 250,000 205,223
3.10%, 8/16/2049 50,000 33,379
4.33%, 3/19/2050(b) 226,000 187,297
3.45%, 4/15/2051 274,000 194,235
Hess Corp. ,
4.30%, 4/1/2027(b) 500,000 498,828
5.60%, 2/15/2041(b) 250,000 248,239
Kinder Morgan Energy
Partners LP ,
6.38%, 3/1/2041 100,000 103,309
5.00%, 8/15/2042 350,000 312,613
Kinder Morgan, Inc. ,
1.75%, 11/15/2026(b) 150,000 144,871
5.00%, 2/1/2029(b) 60,000 60,935
5.10%, 8/1/2029(b) 40,000 40,816
2.00%, 2/15/2031(b) 50,000 43,634
4.80%, 2/1/2033(b) 60,000 59,030
5.20%, 6/1/2033 90,000 90,427
5.40%, 2/1/2034(b) 75,000 75,951
5.30%, 12/1/2034(b) 350,000 349,176
5.55%, 6/1/2045 200,000 188,660
5.05%, 2/15/2046 250,000 220,669
3.25%, 8/1/2050 50,000 32,331
3.60%, 2/15/2051 100,000 68,880
5.45%, 8/1/2052(b) 60,000 55,265
5.95%, 8/1/2054(b) 25,000 24,535
Marathon Petroleum Corp. ,
5.15%, 3/1/2030(b) 50,000 50,948
5.70%, 3/1/2035 50,000 50,709
6.50%, 3/1/2041 250,000 260,984
MPLX LP ,
4.25%, 12/1/2027(b) 350,000 348,610
4.00%, 3/15/2028 100,000 99,019
2.65%, 8/15/2030(b) 190,000 171,958
4.95%, 9/1/2032(b) 90,000 89,168
5.00%, 3/1/2033(b) 35,000 34,513
5.50%, 6/1/2034(b) 60,000 60,244
5.40%, 4/1/2035 50,000 49,641
4.50%, 4/15/2038 250,000 221,106
5.20%, 3/1/2047 100,000 87,234
4.70%, 4/15/2048 200,000 162,255
5.50%, 2/15/2049 300,000 270,876
4.95%, 3/14/2052 110,000 91,067
5.95%, 4/1/2055 50,000 47,624
Occidental Petroleum Corp. ,
5.00%, 8/1/2027 70,000 70,602

46 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.,
5.20%, 8/1/2029 115,000 115,370
6.63%, 9/1/2030 210,000 222,050
6.13%, 1/1/2031(b) 300,000 310,567
5.38%, 1/1/2032(b) 70,000 69,424
5.55%, 10/1/2034(b) 205,000 201,150
6.45%, 9/15/2036(b) 250,000 255,781
4.20%, 3/15/2048 180,000 122,503
6.05%, 10/1/2054(b) 70,000 64,135
ONEOK Partners LP ,
6.13%, 2/1/2041 100,000 99,628
ONEOK, Inc. ,
5.55%, 11/1/2026 100,000 101,376
4.00%, 7/13/2027 500,000 496,783
4.55%, 7/15/2028 86,000 86,171
5.65%, 11/1/2028 100,000 103,595
4.35%, 3/15/2029(b) 100,000 99,237
5.80%, 11/1/2030 75,000 78,510
4.75%, 10/15/2031(b) 200,000 198,016
6.05%, 9/1/2033(b) 100,000 104,926
5.05%, 11/1/2034(b) 150,000 145,972
5.45%, 6/1/2047 100,000 88,742
5.20%, 7/15/2048(b) 250,000 216,453
3.95%, 3/1/2050 25,000 17,722
6.63%, 9/1/2053 350,000 363,742
5.70%, 11/1/2054 130,000 119,995
5.85%, 11/1/2064(b) 80,000 74,167
Ovintiv, Inc. ,
5.65%, 5/15/2028(b) 60,000 61,680
6.25%, 7/15/2033(b) 40,000 41,298
6.50%, 2/1/2038 250,000 252,378
7.10%, 7/15/2053 40,000 41,451
Phillips 66 ,
4.65%, 11/15/2034(b) 200,000 190,908
5.88%, 5/1/2042 132,000 130,894
4.88%, 11/15/2044(b) 300,000 260,352
Phillips 66 Co. ,
4.95%, 12/1/2027 40,000 40,623
5.25%, 6/15/2031 75,000 77,044
5.30%, 6/30/2033 100,000 101,026
4.95%, 3/15/2035(b) 75,000 72,767
4.90%, 10/1/2046 50,000 42,090
5.65%, 6/15/2054(b) 50,000 46,426
5.50%, 3/15/2055(b) 25,000 22,757
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030 200,000 177,278
2.15%, 1/15/2031 200,000 177,644
Plains All American Pipeline
LP ,
3.55%, 12/15/2029(b) 106,000 101,321
5.70%, 9/15/2034(b) 50,000 50,970
5.95%, 6/15/2035 50,000 51,402
5.15%, 6/1/2042 250,000 222,722
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 200,000 201,201
4.50%, 5/15/2030(b) 400,000 399,331
5.90%, 9/15/2037(b) 60,000 62,408
Shell Finance US, Inc. ,
2.38%, 11/7/2029(b) 150,000 139,477
4.13%, 5/11/2035(b) 150,000 141,755
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Shell Finance US, Inc.,
4.55%, 8/12/2043 200,000 176,374
4.38%, 5/11/2045 300,000 253,807
4.00%, 5/10/2046 100,000 79,500
3.75%, 9/12/2046 100,000 77,086
3.25%, 4/6/2050(b) 200,000 136,778
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034(b)(c) 45,000 44,526
6.18%, 10/1/2054(b)(c) 60,000 57,020
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 82,151
Suncor Energy, Inc. ,
7.15%, 2/1/2032(b) 100,000 110,335
5.95%, 12/1/2034 50,000 51,870
6.85%, 6/1/2039 70,000 75,935
Targa Resources Corp. ,
5.20%, 7/1/2027(b) 60,000 60,804
6.15%, 3/1/2029(b) 35,000 36,808
4.90%, 9/15/2030 50,000 50,422
6.13%, 3/15/2033(b) 100,000 105,390
6.50%, 3/30/2034(b) 50,000 53,730
5.50%, 2/15/2035(b) 100,000 100,350
5.55%, 8/15/2035 75,000 75,380
5.65%, 2/15/2036 50,000 50,470
6.25%, 7/1/2052 60,000 59,417
6.50%, 2/15/2053 100,000 102,658
6.13%, 5/15/2055 55,000 53,805
Targa Resources Partners LP ,
5.50%, 3/1/2030 100,000 101,488
4.88%, 2/1/2031(b) 100,000 99,198
4.00%, 1/15/2032 100,000 93,199
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 300,000 293,173
2.83%, 1/10/2030(b) 500,000 473,626
3.13%, 5/29/2050 200,000 131,941
3.39%, 6/29/2060 100,000 65,542
TotalEnergies Capital SA ,
5.15%, 4/5/2034(b) 50,000 51,195
4.72%, 9/10/2034(b) 75,000 74,516
5.49%, 4/5/2054(b) 164,000 157,819
5.28%, 9/10/2054(b) 75,000 70,202
5.64%, 4/5/2064 50,000 48,470
5.43%, 9/10/2064 150,000 140,332
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028(b) 400,000 398,748
4.10%, 4/15/2030(b) 100,000 97,937
4.63%, 3/1/2034(b) 100,000 95,931
5.85%, 3/15/2036(b) 350,000 360,901
7.63%, 1/15/2039 110,000 128,350
6.10%, 6/1/2040 50,000 51,806
Valero Energy Corp. ,
2.80%, 12/1/2031(b) 100,000 89,020
7.50%, 4/15/2032(b) 118,000 134,888
6.63%, 6/15/2037(b) 200,000 215,247
3.65%, 12/1/2051 50,000 33,627
Western Midstream Operating
LP ,
4.05%, 2/1/2030(b)(f) 104,000 100,019
6.15%, 4/1/2033 100,000 104,071
5.45%, 11/15/2034(b) 50,000 49,020

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Western Midstream Operating
LP,
5.30%, 3/1/2048 120,000 100,141
5.25%, 2/1/2050(b)(f) 100,000 84,103
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 300,000 296,526
5.30%, 8/15/2028(b) 200,000 205,435
4.90%, 3/15/2029(b) 50,000 50,690
4.80%, 11/15/2029(b) 25,000 25,285
4.63%, 6/30/2030 45,000 45,031
3.50%, 11/15/2030 250,000 236,337
2.60%, 3/15/2031 162,000 145,139
4.65%, 8/15/2032 60,000 58,852
5.65%, 3/15/2033 100,000 103,919
5.15%, 3/15/2034 150,000 149,655
5.60%, 3/15/2035 50,000 51,397
5.30%, 9/30/2035 50,000 50,053
6.30%, 4/15/2040(b) 100,000 106,148
5.80%, 11/15/2043 150,000 148,755
4.90%, 1/15/2045 350,000 307,401
5.80%, 11/15/2054(b) 100,000 97,610
37,847,574
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,960
Suzano Austria GmbH ,
2.50%, 9/15/2028 200,000 185,895
6.00%, 1/15/2029(b) 200,000 205,313
5.00%, 1/15/2030(b) 200,000 199,179
3.75%, 1/15/2031 88,000 82,382
733,729
Passenger Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 259,783 228,689
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 277,458
2.63%, 2/10/2030 50,000 45,549
551,696
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The) ,
2.38%, 12/1/2029(b) 35,000 32,262
1.95%, 3/15/2031(b) 100,000 87,069
5.00%, 2/14/2034 125,000 125,141
3.13%, 12/1/2049 150,000 95,950
Haleon US Capital LLC ,
3.38%, 3/24/2027 400,000 394,153
3.63%, 3/24/2032(b) 500,000 467,790
Kenvue, Inc. ,
5.05%, 3/22/2028 105,000 107,526
5.00%, 3/22/2030(b) 80,000 82,421
4.85%, 5/22/2032(b) 50,000 50,601
4.90%, 3/22/2033(b) 140,000 142,071
5.10%, 3/22/2043(b) 60,000 57,974
5.05%, 3/22/2053(b) 100,000 93,015
5.20%, 3/22/2063 45,000 41,632
1,777,605
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0 .8%
Astrazeneca Finance LLC ,
4.80%, 2/26/2027(b) 75,000 75,826
4.88%, 3/3/2028 100,000 102,118
1.75%, 5/28/2028 125,000 117,190
4.85%, 2/26/2029(b) 75,000 76,698
4.90%, 3/3/2030 100,000 102,585
4.90%, 2/26/2031 75,000 77,067
2.25%, 5/28/2031 35,000 31,324
4.88%, 3/3/2033(b) 100,000 101,643
5.00%, 2/26/2034(b) 75,000 76,458
AstraZeneca plc ,
4.00%, 1/17/2029 90,000 89,569
1.38%, 8/6/2030(b) 200,000 173,629
6.45%, 9/15/2037 200,000 224,667
4.00%, 9/18/2042(b) 250,000 211,829
2.13%, 8/6/2050 85,000 46,854
Bristol-Myers Squibb Co. ,
4.90%, 2/22/2027 40,000 40,510
3.90%, 2/20/2028 500,000 497,687
4.90%, 2/22/2029(b) 60,000 61,431
3.40%, 7/26/2029 200,000 193,776
5.75%, 2/1/2031(b) 75,000 79,901
5.10%, 2/22/2031(b) 230,000 238,192
2.95%, 3/15/2032(b) 140,000 126,926
5.90%, 11/15/2033(b) 60,000 64,323
5.20%, 2/22/2034(b) 170,000 174,104
4.13%, 6/15/2039(b) 300,000 266,970
3.25%, 8/1/2042 250,000 187,064
5.50%, 2/22/2044 25,000 24,786
4.55%, 2/20/2048(b) 120,000 103,176
4.25%, 10/26/2049 400,000 324,312
2.55%, 11/13/2050 300,000 175,075
3.70%, 3/15/2052 250,000 182,127
6.25%, 11/15/2053(b) 50,000 53,580
5.55%, 2/22/2054 110,000 107,315
6.40%, 11/15/2063 200,000 216,644
5.65%, 2/22/2064(b) 125,000 121,363
Eli Lilly & Co. ,
4.50%, 2/9/2027 75,000 75,605
4.15%, 8/14/2027 75,000 75,368
4.55%, 2/12/2028(b) 50,000 50,659
4.50%, 2/9/2029(b) 75,000 76,103
4.20%, 8/14/2029(b) 65,000 65,231
4.75%, 2/12/2030(b) 50,000 51,264
4.90%, 2/12/2032(b) 50,000 51,357
4.70%, 2/27/2033(b) 40,000 40,315
4.70%, 2/9/2034(b) 175,000 174,899
4.60%, 8/14/2034(b) 75,000 74,319
5.10%, 2/12/2035(b) 125,000 128,121
3.95%, 3/15/2049(b) 100,000 80,241
2.25%, 5/15/2050(b) 300,000 171,226
4.88%, 2/27/2053(b) 40,000 36,654
5.00%, 2/9/2054(b) 160,000 149,520
5.05%, 8/14/2054(b) 135,000 126,721
5.50%, 2/12/2055(b) 50,000 50,312
2.50%, 9/15/2060 150,000 82,777
4.95%, 2/27/2063 100,000 90,852
5.10%, 2/9/2064 75,000 69,676
5.20%, 8/14/2064 100,000 94,659
5.60%, 2/12/2065 60,000 60,715
GlaxoSmithKline Capital plc ,
4.32%, 3/12/2027 25,000 25,129

48 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 300,000 298,636
4.50%, 4/15/2030 25,000 25,199
5.38%, 4/15/2034 201,000 210,053
4.88%, 4/15/2035 25,000 24,977
6.38%, 5/15/2038 200,000 222,125
4.20%, 3/18/2043 50,000 42,995
Johnson & Johnson ,
4.50%, 3/1/2027 50,000 50,487
0.95%, 9/1/2027(b) 300,000 282,179
4.55%, 3/1/2028(b) 40,000 40,678
4.80%, 6/1/2029 75,000 77,063
4.70%, 3/1/2030 50,000 51,177
1.30%, 9/1/2030 300,000 261,017
4.90%, 6/1/2031(b) 75,000 77,554
4.85%, 3/1/2032 50,000 51,433
4.95%, 5/15/2033(b) 263,000 272,313
4.95%, 6/1/2034 75,000 78,004
5.00%, 3/1/2035 50,000 51,259
3.63%, 3/3/2037 100,000 89,492
3.70%, 3/1/2046(b) 250,000 200,602
3.75%, 3/3/2047 100,000 80,321
5.25%, 6/1/2054(b) 50,000 49,601
2.45%, 9/1/2060 300,000 166,973
Merck & Co., Inc. ,
1.70%, 6/10/2027(b) 170,000 162,924
4.05%, 5/17/2028 30,000 30,138
1.90%, 12/10/2028(b) 130,000 121,384
3.40%, 3/7/2029 400,000 390,225
4.30%, 5/17/2030(b) 60,000 60,370
2.15%, 12/10/2031 115,000 100,375
4.50%, 5/17/2033 35,000 34,901
3.90%, 3/7/2039(b) 100,000 88,000
3.60%, 9/15/2042 250,000 197,964
4.90%, 5/17/2044(b) 40,000 37,403
3.70%, 2/10/2045(b) 150,000 118,215
4.00%, 3/7/2049 250,000 198,851
2.45%, 6/24/2050 112,000 65,574
2.75%, 12/10/2051 70,000 43,015
5.00%, 5/17/2053(b) 135,000 124,107
2.90%, 12/10/2061 100,000 58,295
5.15%, 5/17/2063(b) 25,000 23,039
Novartis Capital Corp. ,
3.10%, 5/17/2027 500,000 492,571
3.80%, 9/18/2029(b) 50,000 49,576
2.20%, 8/14/2030 300,000 272,863
4.00%, 9/18/2031(b) 50,000 49,241
4.20%, 9/18/2034(b) 50,000 48,190
4.40%, 5/6/2044 188,000 167,782
4.00%, 11/20/2045(b) 200,000 166,925
2.75%, 8/14/2050 100,000 63,985
4.70%, 9/18/2054(b) 30,000 26,867
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028(b) 300,000 302,404
4.65%, 5/19/2030(b) 500,000 506,915
4.75%, 5/19/2033(b) 395,000 393,812
5.11%, 5/19/2043(b) 250,000 238,404
5.30%, 5/19/2053(b) 520,000 490,885
5.34%, 5/19/2063 350,000 324,615
Pfizer, Inc. ,
3.00%, 12/15/2026 300,000 295,790
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc.,
2.63%, 4/1/2030(b) 100,000 93,098
1.70%, 5/28/2030(b) 140,000 123,986
1.75%, 8/18/2031(b) 100,000 86,578
7.20%, 3/15/2039 275,000 326,692
2.55%, 5/28/2040(b) 45,000 32,296
4.00%, 3/15/2049 400,000 315,429
2.70%, 5/28/2050 65,000 40,357
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 189,903
Royalty Pharma plc ,
5.15%, 9/2/2029 50,000 51,023
2.20%, 9/2/2030 50,000 44,323
2.15%, 9/2/2031 35,000 30,070
5.40%, 9/2/2034 50,000 50,659
3.55%, 9/2/2050 200,000 135,496
3.35%, 9/2/2051 50,000 32,402
5.90%, 9/2/2054(b) 50,000 48,652
Sanofi SA ,
3.63%, 6/19/2028(b) 96,000 94,922
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026(b) 21,000 20,726
Takeda Pharmaceutical Co.
Ltd. ,
5.00%, 11/26/2028(b) 300,000 305,649
2.05%, 3/31/2030 200,000 179,120
5.30%, 7/5/2034(b) 200,000 203,097
3.03%, 7/9/2040 200,000 149,552
3.18%, 7/9/2050 300,000 196,466
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 100,000 81,124
Viatris, Inc. ,
2.30%, 6/22/2027 100,000 95,288
2.70%, 6/22/2030(b) 150,000 133,619
3.85%, 6/22/2040 300,000 221,578
4.00%, 6/22/2050 100,000 66,614
Wyeth LLC ,
6.50%, 2/1/2034(b) 206,000 229,657
Zoetis, Inc. ,
3.90%, 8/20/2028(b) 350,000 347,525
3.00%, 5/15/2050 300,000 197,162
19,221,248
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 120,000 112,842
1.25%, 9/1/2030(b) 100,000 86,611
4.75%, 5/8/2032 50,000 50,718
4.45%, 9/9/2034(b) 50,000 49,032
Broadridge Financial
Solutions, Inc. ,
2.60%, 5/1/2031 135,000 120,282
Concentrix Corp. ,
6.65%, 8/2/2026 50,000 50,902
6.60%, 8/2/2028(b) 50,000 52,459
6.85%, 8/2/2033 50,000 52,003
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 45,717
5.10%, 6/1/2028(b) 40,000 40,764
4.80%, 9/15/2029 40,000 40,334

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Equifax, Inc.,
2.35%, 9/15/2031 100,000 87,210
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 100,000 105,079
5.90%, 3/1/2033(b) 75,000 78,045
Paychex, Inc. ,
5.10%, 4/15/2030 50,000 51,209
5.35%, 4/15/2032 50,000 51,342
UL Solutions, Inc. ,
6.50%, 10/20/2028(c) 25,000 26,297
Verisk Analytics, Inc. ,
5.75%, 4/1/2033 55,000 57,837
5.25%, 6/5/2034(b) 40,000 40,849
5.25%, 3/15/2035 25,000 25,142
3.63%, 5/15/2050(b) 85,000 60,704
1,285,378
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.80%, 6/15/2030 25,000 25,079
5.95%, 8/15/2034(b) 25,000 26,320
5.50%, 6/15/2035(b) 25,000 25,160
Jones Lang LaSalle, Inc. ,
6.88%, 12/1/2028 25,000 26,827
103,386
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 50,000 50,836
5.25%, 3/15/2035(b) 100,000 99,260
4.30%, 4/15/2052 25,000 19,451
AvalonBay Communities, Inc. ,
1.90%, 12/1/2028(b) 200,000 185,474
3.30%, 6/1/2029 20,000 19,309
2.30%, 3/1/2030(b) 76,000 69,394
2.45%, 1/15/2031 210,000 188,537
2.05%, 1/15/2032 85,000 73,363
5.30%, 12/7/2033 25,000 25,725
Camden Property Trust ,
2.80%, 5/15/2030 80,000 74,383
ERP Operating LP ,
1.85%, 8/1/2031(b) 30,000 25,893
4.95%, 6/15/2032 50,000 50,571
4.65%, 9/15/2034 25,000 24,260
4.50%, 7/1/2044 200,000 173,572
Essential Properties LP ,
2.95%, 7/15/2031(b) 100,000 88,931
Essex Portfolio LP ,
4.00%, 3/1/2029(b) 100,000 98,409
3.00%, 1/15/2030 75,000 70,132
2.65%, 3/15/2032 35,000 30,546
5.50%, 4/1/2034 100,000 102,146
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028(b) 125,000 117,034
5.45%, 8/15/2030(b) 60,000 62,090
4.15%, 4/15/2032(b) 100,000 94,660
5.50%, 8/15/2033(b) 90,000 91,396
2.70%, 1/15/2034 30,000 24,795
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 28,910
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Mid-America Apartments LP,
2.75%, 3/15/2030 50,000 46,670
5.30%, 2/15/2032(b) 25,000 25,829
5.00%, 3/15/2034 25,000 25,181
Store Capital LLC ,
5.40%, 4/30/2030(c) 25,000 25,330
2.70%, 12/1/2031 100,000 84,813
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 60,760
2.70%, 7/15/2031 55,000 48,743
4.20%, 4/15/2032 30,000 28,387
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 227,065
1.90%, 3/15/2033 55,000 43,921
2,505,776
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.05%, 7/1/2030(b) 84,000 81,490
2.50%, 8/16/2031(b) 100,000 87,151
5.50%, 2/15/2034 25,000 25,278
Federal Realty OP LP ,
5.38%, 5/1/2028 20,000 20,498
3.50%, 6/1/2030 200,000 190,251
Kimco Realty OP LLC ,
2.25%, 12/1/2031 25,000 21,650
6.40%, 3/1/2034(b) 25,000 27,207
4.85%, 3/1/2035(b) 100,000 97,896
5.30%, 2/1/2036 25,000 25,174
4.45%, 9/1/2047 250,000 208,025
NNN REIT, Inc. ,
2.50%, 4/15/2030 300,000 273,171
4.60%, 2/15/2031 25,000 24,867
5.60%, 10/15/2033(b) 25,000 25,843
5.50%, 6/15/2034(b) 25,000 25,630
3.50%, 4/15/2051 40,000 27,431
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 87,149
5.25%, 8/15/2032 25,000 25,237
5.75%, 7/15/2034 25,000 25,714
4.95%, 1/15/2035 25,000 24,209
Realty Income Corp. ,
4.70%, 12/15/2028 40,000 40,565
4.75%, 2/15/2029 25,000 25,275
3.40%, 1/15/2030 250,000 239,290
3.25%, 1/15/2031(b) 65,000 60,926
5.63%, 10/13/2032 45,000 47,084
2.85%, 12/15/2032(b) 400,000 350,078
1.80%, 3/15/2033 55,000 44,374
4.90%, 7/15/2033 60,000 59,812
5.13%, 2/15/2034(b) 25,000 25,280
Regency Centers LP ,
2.95%, 9/15/2029 50,000 47,310
3.70%, 6/15/2030(b) 300,000 290,014
2,553,879
Semiconductors & Semiconductor Equipment 0 .6%
Advanced Micro Devices, Inc. ,
4.32%, 3/24/2028 25,000 25,183

50 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.,
3.92%, 6/1/2032(b) 75,000 72,378
4.39%, 6/1/2052 85,000 71,261
Analog Devices, Inc. ,
4.25%, 6/15/2028 75,000 75,346
4.50%, 6/15/2030 50,000 50,408
2.10%, 10/1/2031(b) 102,000 89,124
5.05%, 4/1/2034 25,000 25,626
2.80%, 10/1/2041(b) 175,000 127,339
5.30%, 4/1/2054(b) 25,000 24,095
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 197,384
4.80%, 6/15/2029 35,000 35,791
1.75%, 6/1/2030(b) 60,000 53,324
5.10%, 10/1/2035(b) 250,000 257,503
4.35%, 4/1/2047 86,000 73,814
2.75%, 6/1/2050 85,000 52,990
Broadcom Corp. ,
3.88%, 1/15/2027 250,000 248,269
Broadcom, Inc. ,
5.05%, 7/12/2027(b) 125,000 126,768
4.15%, 2/15/2028(b) 60,000 59,826
4.80%, 4/15/2028(b) 50,000 50,723
4.00%, 4/15/2029(c) 95,000 93,703
5.05%, 7/12/2029(b) 75,000 76,802
4.35%, 2/15/2030 80,000 79,703
5.05%, 4/15/2030 50,000 51,220
4.15%, 11/15/2030(b) 121,000 119,063
2.45%, 2/15/2031(b)(c) 200,000 178,839
5.15%, 11/15/2031(b) 95,000 97,734
4.55%, 2/15/2032 70,000 69,352
4.15%, 4/15/2032(b)(c) 80,000 77,067
5.20%, 4/15/2032 50,000 51,416
4.30%, 11/15/2032 200,000 193,999
2.60%, 2/15/2033(c) 260,000 222,387
3.42%, 4/15/2033(c) 84,000 76,182
3.47%, 4/15/2034(c) 1,000,000 893,293
4.80%, 10/15/2034(b) 120,000 118,550
3.14%, 11/15/2035(c) 300,000 253,032
4.93%, 5/15/2037(c) 363,000 352,300
3.50%, 2/15/2041(c) 100,000 79,255
Intel Corp. ,
3.75%, 3/25/2027(b) 200,000 197,891
3.15%, 5/11/2027(b) 300,000 293,913
3.75%, 8/5/2027 60,000 59,212
4.88%, 2/10/2028(b) 110,000 111,389
1.60%, 8/12/2028(b) 75,000 68,914
4.00%, 8/5/2029 60,000 58,748
2.45%, 11/15/2029(b) 200,000 182,742
5.13%, 2/10/2030(b) 310,000 316,986
3.90%, 3/25/2030(b) 300,000 290,839
5.00%, 2/21/2031 30,000 30,495
2.00%, 8/12/2031(b) 100,000 85,901
4.15%, 8/5/2032(b) 100,000 94,806
5.20%, 2/10/2033(b) 150,000 151,268
5.15%, 2/21/2034(b) 40,000 39,918
2.80%, 8/12/2041 30,000 20,161
5.63%, 2/10/2043(b) 45,000 42,812
4.10%, 5/11/2047 300,000 224,719
3.73%, 12/8/2047 343,000 241,980
3.25%, 11/15/2049 100,000 63,335
4.75%, 3/25/2050(b) 400,000 326,328
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
4.90%, 8/5/2052(b) 60,000 49,615
5.70%, 2/10/2053 120,000 111,676
5.60%, 2/21/2054(b) 100,000 91,740
3.10%, 2/15/2060 200,000 111,823
5.05%, 8/5/2062(b) 60,000 48,840
5.90%, 2/10/2063 110,000 103,295
KLA Corp. ,
4.65%, 7/15/2032(b) 50,000 50,329
4.70%, 2/1/2034 25,000 24,894
3.30%, 3/1/2050 220,000 152,419
4.95%, 7/15/2052(b) 90,000 82,022
5.25%, 7/15/2062(b) 75,000 70,439
Lam Research Corp. ,
4.00%, 3/15/2029(b) 94,000 93,286
1.90%, 6/15/2030(b) 90,000 80,314
4.88%, 3/15/2049(b) 75,000 68,311
Microchip Technology, Inc. ,
4.90%, 3/15/2028 50,000 50,550
5.05%, 3/15/2029 50,000 50,797
5.05%, 2/15/2030 50,000 50,721
Micron Technology, Inc. ,
5.38%, 4/15/2028(b) 60,000 61,688
5.33%, 2/6/2029 150,000 153,548
6.75%, 11/1/2029 150,000 162,136
5.30%, 1/15/2031(b) 40,000 40,963
2.70%, 4/15/2032(b) 100,000 86,989
5.88%, 2/9/2033(b) 50,000 52,142
5.88%, 9/15/2033(b) 60,000 62,682
5.80%, 1/15/2035(b) 125,000 129,268
6.05%, 11/1/2035(b) 50,000 52,328
3.37%, 11/1/2041(b) 50,000 36,697
3.48%, 11/1/2051(b) 50,000 34,145
NVIDIA Corp. ,
3.20%, 9/16/2026 106,000 105,028
1.55%, 6/15/2028(b) 365,000 341,494
2.85%, 4/1/2030(b) 110,000 104,322
2.00%, 6/15/2031(b) 200,000 177,426
3.50%, 4/1/2050(b) 280,000 209,167
NXP BV ,
4.30%, 6/18/2029(b) 100,000 99,086
3.40%, 5/1/2030(b) 35,000 33,127
2.50%, 5/11/2031(b) 90,000 79,484
2.65%, 2/15/2032(b) 40,000 34,811
5.00%, 1/15/2033(b) 85,000 84,761
3.25%, 5/11/2041 195,000 143,417
3.13%, 2/15/2042(b) 50,000 35,286
3.25%, 11/30/2051 30,000 19,293
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 246,842
1.30%, 5/20/2028 73,000 67,866
2.15%, 5/20/2030(b) 80,000 72,787
4.50%, 5/20/2030 50,000 50,529
1.65%, 5/20/2032(b) 190,000 157,925
4.75%, 5/20/2032 50,000 50,583
5.40%, 5/20/2033 100,000 105,429
4.65%, 5/20/2035 100,000 98,983
5.00%, 5/20/2035 50,000 50,346
4.30%, 5/20/2047 300,000 251,411
4.50%, 5/20/2052(b) 90,000 76,206
6.00%, 5/20/2053(b) 100,000 105,385

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 35,243
Texas Instruments, Inc. ,
4.60%, 2/8/2027 25,000 25,228
4.60%, 2/15/2028 55,000 55,888
4.60%, 2/8/2029(b) 25,000 25,421
2.25%, 9/4/2029(b) 300,000 278,486
4.50%, 5/23/2030 50,000 50,534
1.90%, 9/15/2031(b) 80,000 69,737
3.65%, 8/16/2032 40,000 37,884
4.90%, 3/14/2033(b) 20,000 20,488
4.85%, 2/8/2034(b) 25,000 25,385
5.10%, 5/23/2035 50,000 50,940
4.15%, 5/15/2048 100,000 82,400
2.70%, 9/15/2051 100,000 60,725
5.00%, 3/14/2053 20,000 18,448
5.15%, 2/8/2054(b) 100,000 94,237
5.05%, 5/18/2063(b) 145,000 132,961
TSMC Arizona Corp. ,
3.13%, 10/25/2041(b) 200,000 154,871
4.50%, 4/22/2052(b) 200,000 181,732
Xilinx, Inc. ,
2.38%, 6/1/2030 50,000 45,836
14,114,501
Software 0 .6%
Adobe, Inc. ,
2.15%, 2/1/2027(b) 245,000 238,195
4.80%, 4/4/2029(b) 25,000 25,628
2.30%, 2/1/2030 100,000 92,214
4.95%, 4/4/2034(b) 25,000 25,497
AppLovin Corp. ,
5.13%, 12/1/2029 75,000 75,976
5.38%, 12/1/2031 25,000 25,440
5.50%, 12/1/2034(b) 55,000 55,841
Atlassian Corp. ,
5.25%, 5/15/2029(b) 25,000 25,670
5.50%, 5/15/2034(b) 25,000 25,671
Autodesk, Inc. ,
2.40%, 12/15/2031 155,000 135,986
5.30%, 6/15/2035 35,000 35,601
Cadence Design Systems,
Inc. ,
4.20%, 9/10/2027(b) 35,000 35,050
4.30%, 9/10/2029 50,000 50,008
4.70%, 9/10/2034(b) 25,000 24,699
Intuit, Inc. ,
5.25%, 9/15/2026 55,000 55,627
5.13%, 9/15/2028(b) 75,000 77,386
5.20%, 9/15/2033(b) 75,000 77,704
5.50%, 9/15/2053(b) 122,000 121,126
Microsoft Corp. ,
2.40%, 8/8/2026 465,000 457,078
3.30%, 2/6/2027(b) 800,000 791,822
1.35%, 9/15/2030 25,000 21,895
3.50%, 2/12/2035(b) 325,000 303,696
3.45%, 8/8/2036 239,000 214,646
2.53%, 6/1/2050 436,000 269,434
2.50%, 9/15/2050 200,000 122,724
2.92%, 3/17/2052 575,000 381,308
2.68%, 6/1/2060 400,000 236,522
3.04%, 3/17/2062 250,000 160,471
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp. ,
3.25%, 11/15/2027 300,000 293,248
4.50%, 5/6/2028 55,000 55,335
4.80%, 8/3/2028(b) 150,000 152,465
4.20%, 9/27/2029(b) 150,000 148,967
6.15%, 11/9/2029(b) 65,000 69,355
2.95%, 4/1/2030(b) 400,000 373,539
4.65%, 5/6/2030(b) 55,000 55,502
3.25%, 5/15/2030(b) 50,000 47,210
2.88%, 3/25/2031(b) 300,000 273,606
5.25%, 2/3/2032 70,000 71,805
6.25%, 11/9/2032(b) 180,000 194,788
4.90%, 2/6/2033(b) 85,000 85,227
4.30%, 7/8/2034(b) 150,000 142,465
4.70%, 9/27/2034(b) 250,000 242,729
3.90%, 5/15/2035(b) 200,000 180,445
5.50%, 8/3/2035 150,000 153,323
3.80%, 11/15/2037 200,000 171,208
3.60%, 4/1/2040(b) 300,000 240,113
5.38%, 7/15/2040 350,000 341,839
4.50%, 7/8/2044 120,000 101,368
4.00%, 7/15/2046 100,000 77,125
4.00%, 11/15/2047(b) 400,000 306,159
3.60%, 4/1/2050 500,000 349,671
6.90%, 11/9/2052 180,000 200,221
5.55%, 2/6/2053(b) 130,000 122,248
5.38%, 9/27/2054 195,000 178,257
6.00%, 8/3/2055(b) 150,000 149,747
3.85%, 4/1/2060 250,000 172,281
4.10%, 3/25/2061 200,000 144,588
5.50%, 9/27/2064 200,000 182,152
6.13%, 8/3/2065 100,000 100,101
Roper Technologies, Inc. ,
4.20%, 9/15/2028(b) 82,000 81,711
2.95%, 9/15/2029 90,000 85,029
4.50%, 10/15/2029 25,000 25,050
1.75%, 2/15/2031(b) 245,000 210,362
4.75%, 2/15/2032 50,000 50,088
4.90%, 10/15/2034 75,000 73,962
Salesforce, Inc. ,
3.70%, 4/11/2028(b) 500,000 496,543
1.95%, 7/15/2031 35,000 30,691
2.70%, 7/15/2041 200,000 143,868
2.90%, 7/15/2051 290,000 185,599
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 125,669
Synopsys, Inc. ,
4.55%, 4/1/2027(b) 125,000 125,623
4.65%, 4/1/2028 65,000 65,661
4.85%, 4/1/2030(b) 125,000 126,734
5.00%, 4/1/2032 125,000 126,617
5.15%, 4/1/2035 70,000 70,556
5.70%, 4/1/2055(b) 35,000 34,799
VMware LLC ,
1.40%, 8/15/2026 300,000 290,154
4.70%, 5/15/2030 300,000 301,191
2.20%, 8/15/2031(b) 150,000 130,191
Workday, Inc. ,
3.50%, 4/1/2027(b) 50,000 49,353
3.70%, 4/1/2029 50,000 48,834

52 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Workday, Inc.,
3.80%, 4/1/2032(b) 70,000 65,776
12,484,063
Specialized REITs 0 .3%
American Tower Corp. ,
1.45%, 9/15/2026 105,000 101,428
3.65%, 3/15/2027 35,000 34,571
1.50%, 1/31/2028 300,000 279,417
5.50%, 3/15/2028 60,000 61,668
5.25%, 7/15/2028(b) 40,000 41,006
5.80%, 11/15/2028 85,000 88,678
5.20%, 2/15/2029 25,000 25,581
3.95%, 3/15/2029 150,000 146,841
2.90%, 1/15/2030 110,000 102,500
4.90%, 3/15/2030 50,000 50,709
1.88%, 10/15/2030(b) 165,000 143,424
2.30%, 9/15/2031(b) 145,000 125,795
4.05%, 3/15/2032(b) 60,000 57,380
5.65%, 3/15/2033 60,000 62,533
5.55%, 7/15/2033 40,000 41,262
5.90%, 11/15/2033 100,000 105,500
5.45%, 2/15/2034 25,000 25,741
5.40%, 1/31/2035 50,000 51,042
5.35%, 3/15/2035 50,000 50,863
2.95%, 1/15/2051(b) 150,000 94,974
Crown Castle, Inc. ,
1.05%, 7/15/2026 300,000 288,934
2.90%, 3/15/2027 40,000 38,914
3.65%, 9/1/2027(b) 150,000 147,417
5.00%, 1/11/2028 65,000 65,640
3.80%, 2/15/2028 150,000 147,296
4.80%, 9/1/2028(b) 35,000 35,210
5.60%, 6/1/2029 75,000 77,410
4.90%, 9/1/2029(b) 40,000 40,360
3.10%, 11/15/2029(b) 260,000 243,894
2.25%, 1/15/2031 92,000 80,037
5.10%, 5/1/2033(b) 35,000 34,856
5.80%, 3/1/2034(b) 65,000 67,300
5.20%, 9/1/2034(b) 50,000 49,530
2.90%, 4/1/2041(b) 200,000 143,035
4.75%, 5/15/2047 100,000 85,272
CubeSmart LP ,
2.25%, 12/15/2028 155,000 144,405
2.00%, 2/15/2031 50,000 43,313
2.50%, 2/15/2032 175,000 150,413
EPR Properties ,
4.95%, 4/15/2028 200,000 199,611
Equinix, Inc. ,
1.55%, 3/15/2028 100,000 93,210
2.00%, 5/15/2028 30,000 28,070
3.20%, 11/18/2029(b) 105,000 99,641
2.50%, 5/15/2031 90,000 79,738
2.95%, 9/15/2051 100,000 61,643
3.40%, 2/15/2052 200,000 133,793
Extra Space Storage LP ,
5.50%, 7/1/2030 175,000 181,521
2.40%, 10/15/2031 90,000 78,198
2.35%, 3/15/2032 40,000 33,938
5.40%, 2/1/2034 25,000 25,391
5.35%, 1/15/2035 25,000 25,167
5.40%, 6/15/2035(b) 50,000 50,270
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Public Storage Operating Co. ,
1.50%, 11/9/2026 140,000 135,167
1.85%, 5/1/2028 185,000 173,731
1.95%, 11/9/2028 135,000 125,696
5.13%, 1/15/2029 30,000 30,941
4.38%, 7/1/2030 50,000 49,880
2.30%, 5/1/2031 160,000 142,229
2.25%, 11/9/2031 100,000 87,298
5.10%, 8/1/2033(b) 74,000 75,927
5.00%, 7/1/2035 40,000 39,831
5.35%, 8/1/2053 25,000 23,993
Weyerhaeuser Co. ,
7.38%, 3/15/2032 193,000 217,885
5,766,918
Specialty Retail 0 .3%
AutoNation, Inc. ,
1.95%, 8/1/2028(b) 45,000 41,720
2.40%, 8/1/2031 90,000 77,442
3.85%, 3/1/2032(b) 30,000 27,637
AutoZone, Inc. ,
5.05%, 7/15/2026 25,000 25,158
4.50%, 2/1/2028 145,000 146,113
6.25%, 11/1/2028 25,000 26,477
5.10%, 7/15/2029(b) 50,000 51,243
4.00%, 4/15/2030 100,000 97,904
5.13%, 6/15/2030 25,000 25,631
4.75%, 8/1/2032 40,000 39,771
4.75%, 2/1/2033(b) 150,000 148,387
5.20%, 8/1/2033 25,000 25,333
6.55%, 11/1/2033 25,000 27,600
5.40%, 7/15/2034(b) 50,000 51,196
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 109,577
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 35,728
Home Depot, Inc. (The) ,
4.95%, 9/30/2026 50,000 50,494
2.50%, 4/15/2027 200,000 194,673
2.88%, 4/15/2027 45,000 44,120
4.88%, 6/25/2027 65,000 66,024
0.90%, 3/15/2028(b) 130,000 119,892
1.50%, 9/15/2028(b) 100,000 92,419
3.90%, 12/6/2028 300,000 299,059
4.90%, 4/15/2029(b) 50,000 51,298
2.95%, 6/15/2029(b) 186,000 177,989
4.75%, 6/25/2029(b) 55,000 56,140
1.38%, 3/15/2031(b) 300,000 254,502
4.85%, 6/25/2031 85,000 87,181
1.88%, 9/15/2031(b) 100,000 86,084
3.25%, 4/15/2032(b) 200,000 184,882
4.50%, 9/15/2032(b) 90,000 90,429
4.95%, 6/25/2034(b) 95,000 96,145
5.88%, 12/16/2036 200,000 214,479
5.95%, 4/1/2041(b) 150,000 158,073
4.20%, 4/1/2043 150,000 127,950
4.40%, 3/15/2045 100,000 86,225
4.50%, 12/6/2048 150,000 128,658
3.35%, 4/15/2050 135,000 94,618
2.38%, 3/15/2051 200,000 113,098
2.75%, 9/15/2051 100,000 61,262
3.63%, 4/15/2052(b) 140,000 101,903

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
4.95%, 9/15/2052(b) 25,000 22,741
5.30%, 6/25/2054(b) 150,000 144,006
Lowe's Cos., Inc. ,
3.35%, 4/1/2027(b) 60,000 59,106
3.10%, 5/3/2027(b) 250,000 245,178
1.30%, 4/15/2028(b) 170,000 157,281
1.70%, 9/15/2028(b) 80,000 73,997
6.50%, 3/15/2029(b) 236,000 252,985
1.70%, 10/15/2030(b) 75,000 65,287
2.63%, 4/1/2031 300,000 270,617
3.75%, 4/1/2032(b) 245,000 231,065
5.00%, 4/15/2033(b) 60,000 60,633
5.15%, 7/1/2033 75,000 76,536
2.80%, 9/15/2041 60,000 41,917
4.05%, 5/3/2047(b) 250,000 194,805
3.00%, 10/15/2050 345,000 215,541
4.25%, 4/1/2052 65,000 50,876
5.63%, 4/15/2053(b) 200,000 192,347
4.45%, 4/1/2062 75,000 58,200
5.80%, 9/15/2062(b) 60,000 58,297
5.85%, 4/1/2063(b) 110,000 107,387
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026(b) 35,000 35,620
4.70%, 6/15/2032 100,000 99,294
5.00%, 8/19/2034(b) 25,000 24,741
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 489,711
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 47,697
5.25%, 5/15/2033(b) 20,000 20,415
7,290,794
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
2.45%, 8/4/2026 625,000 614,330
3.35%, 2/9/2027(b) 500,000 494,872
3.20%, 5/11/2027 300,000 296,207
1.20%, 2/8/2028(b) 500,000 466,305
4.00%, 5/10/2028 60,000 60,212
4.00%, 5/12/2028 75,000 75,142
1.40%, 8/5/2028 350,000 324,306
3.25%, 8/8/2029(b) 150,000 145,683
2.20%, 9/11/2029 235,000 218,176
4.15%, 5/10/2030(b) 60,000 60,626
1.65%, 5/11/2030 300,000 267,154
4.20%, 5/12/2030 75,000 75,335
1.25%, 8/20/2030 300,000 260,261
1.65%, 2/8/2031 250,000 218,242
1.70%, 8/5/2031 50,000 43,484
4.50%, 5/12/2032 75,000 75,950
3.35%, 8/8/2032(b) 150,000 141,555
4.30%, 5/10/2033 60,000 60,181
4.75%, 5/12/2035 75,000 75,602
4.50%, 2/23/2036(b) 150,000 149,598
3.85%, 5/4/2043(b) 550,000 460,672
4.38%, 5/13/2045 355,000 313,634
4.65%, 2/23/2046 310,000 283,414
2.65%, 5/11/2050 300,000 188,183
2.40%, 8/20/2050 100,000 59,158
2.65%, 2/8/2051 250,000 155,223
2.70%, 8/5/2051 50,000 31,275
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
3.95%, 8/8/2052(b) 120,000 95,649
4.85%, 5/10/2053(b) 60,000 57,208
2.55%, 8/20/2060 300,000 172,949
2.80%, 2/8/2061 200,000 118,267
2.85%, 8/5/2061 50,000 29,966
4.10%, 8/8/2062(b) 120,000 94,536
Dell International LLC ,
4.90%, 10/1/2026 132,000 132,589
5.30%, 10/1/2029(b) 300,000 308,747
4.35%, 2/1/2030(b) 25,000 24,778
5.00%, 4/1/2030(b) 30,000 30,480
5.30%, 4/1/2032 50,000 51,105
5.75%, 2/1/2033(b) 60,000 62,984
5.40%, 4/15/2034(b) 50,000 50,921
4.85%, 2/1/2035 75,000 72,375
5.50%, 4/1/2035(b) 50,000 50,497
8.10%, 7/15/2036(b) 125,000 150,661
3.38%, 12/15/2041 100,000 74,739
8.35%, 7/15/2046(b) 43,000 54,847
3.45%, 12/15/2051 55,000 37,693
Hewlett Packard Enterprise
Co. ,
4.45%, 9/25/2026 75,000 75,118
4.40%, 9/25/2027(b) 75,000 75,066
5.25%, 7/1/2028(b) 20,000 20,501
4.55%, 10/15/2029 100,000 99,500
4.85%, 10/15/2031 40,000 39,896
5.00%, 10/15/2034 185,000 179,453
6.35%, 10/15/2045(b)(f) 150,000 153,880
5.60%, 10/15/2054(b) 135,000 124,683
HP, Inc. ,
4.75%, 1/15/2028(b) 60,000 60,690
4.00%, 4/15/2029 60,000 58,733
5.40%, 4/25/2030 25,000 25,680
2.65%, 6/17/2031(b) 50,000 44,250
5.50%, 1/15/2033(b) 60,000 61,247
6.10%, 4/25/2035(b) 25,000 25,868
6.00%, 9/15/2041(b) 250,000 251,034
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 231,765
8,813,135
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 376,823
3.88%, 11/1/2045 100,000 79,405
3.38%, 3/27/2050(b) 200,000 141,733
PVH Corp. ,
5.50%, 6/13/2030 25,000 25,179
623,140
Tobacco 0 .3%
Altria Group, Inc. ,
6.20%, 11/1/2028(b) 25,000 26,389
4.80%, 2/14/2029(b) 300,000 303,328
5.80%, 2/14/2039 300,000 303,952
4.50%, 5/2/2043(b) 250,000 208,415
5.38%, 1/31/2044(b) 170,000 160,497
5.95%, 2/14/2049(b) 250,000 248,614
3.70%, 2/4/2051(b) 250,000 173,014

54 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp. ,
4.70%, 4/2/2027(b) 100,000 100,476
3.56%, 8/15/2027 198,000 194,824
2.26%, 3/25/2028(b) 160,000 151,377
6.34%, 8/2/2030(b) 100,000 107,758
4.74%, 3/16/2032(b) 70,000 69,594
5.35%, 8/15/2032(b) 50,000 51,136
6.42%, 8/2/2033(b) 90,000 97,742
6.00%, 2/20/2034(b) 100,000 105,412
5.63%, 8/15/2035(b) 50,000 50,878
4.39%, 8/15/2037 350,000 312,976
7.08%, 8/2/2043 50,000 55,069
4.76%, 9/6/2049 150,000 123,660
5.65%, 3/16/2052 70,000 65,222
7.08%, 8/2/2053 75,000 83,539
BAT International Finance plc ,
4.45%, 3/16/2028(b) 70,000 70,112
5.93%, 2/2/2029 200,000 209,883
Philip Morris International,
Inc. ,
4.75%, 2/12/2027 50,000 50,446
4.38%, 11/1/2027(b) 50,000 50,227
5.13%, 11/17/2027 90,000 91,800
4.88%, 2/15/2028(b) 100,000 101,684
4.13%, 4/28/2028(b) 45,000 44,912
5.25%, 9/7/2028 25,000 25,714
4.88%, 2/13/2029 50,000 50,882
4.63%, 11/1/2029 50,000 50,466
5.63%, 11/17/2029(b) 70,000 73,502
5.13%, 2/15/2030 100,000 102,883
4.38%, 4/30/2030 50,000 49,879
5.50%, 9/7/2030 25,000 26,133
5.13%, 2/13/2031 100,000 102,994
4.75%, 11/1/2031 50,000 50,368
5.75%, 11/17/2032(b) 180,000 190,296
5.38%, 2/15/2033(b) 250,000 258,179
5.63%, 9/7/2033(b) 25,000 26,196
5.25%, 2/13/2034(b) 250,000 254,985
4.90%, 11/1/2034(b) 50,000 49,762
4.88%, 4/30/2035(b) 40,000 39,463
6.38%, 5/16/2038(b) 360,000 399,641
3.88%, 8/21/2042 100,000 81,325
4.25%, 11/10/2044(b) 160,000 135,860
Reynolds American, Inc. ,
5.70%, 8/15/2035(b) 120,000 122,499
5.85%, 8/15/2045 400,000 385,920
6,089,883
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
1.88%, 8/15/2026(b) 80,000 77,773
5.30%, 2/1/2028(b) 50,000 51,097
2.10%, 9/1/2028 100,000 93,277
5.10%, 3/1/2029 50,000 51,065
3.25%, 10/1/2029(b) 250,000 237,951
5.20%, 7/15/2031(b) 25,000 25,543
2.88%, 1/15/2032(b) 100,000 88,763
GATX Corp. ,
3.25%, 9/15/2026 50,000 49,257
4.00%, 6/30/2030(b) 100,000 97,292
4.90%, 3/15/2033 145,000 143,465
5.45%, 9/15/2033 100,000 102,058
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
GATX Corp.,
6.05%, 3/15/2034 50,000 52,840
6.90%, 5/1/2034 25,000 27,674
5.50%, 6/15/2035(b) 25,000 25,319
3.10%, 6/1/2051 90,000 55,861
6.05%, 6/5/2054 25,000 25,021
WW Grainger, Inc. ,
4.45%, 9/15/2034(b) 45,000 43,895
3.75%, 5/15/2046 250,000 194,946
1,443,097
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032(b) 60,000 59,231
5.15%, 3/1/2034(b) 50,000 50,724
5.25%, 3/1/2035 75,000 76,000
4.30%, 9/1/2045 500,000 418,919
5.45%, 3/1/2054(b) 50,000 48,362
Essential Utilities, Inc. ,
4.80%, 8/15/2027 25,000 25,263
5.38%, 1/15/2034 25,000 25,328
3.35%, 4/15/2050 200,000 132,056
5.30%, 5/1/2052 40,000 36,400
872,283
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035(b) 177,000 193,240
6.13%, 3/30/2040(b) 350,000 365,136
Rogers Communications, Inc. ,
3.20%, 3/15/2027 60,000 58,827
5.00%, 2/15/2029(b) 150,000 152,125
3.80%, 3/15/2032 214,000 198,861
5.30%, 2/15/2034(b) 150,000 150,159
4.50%, 3/15/2042 70,000 59,648
4.50%, 3/15/2043(b) 100,000 84,331
5.00%, 3/15/2044 80,000 71,246
4.35%, 5/1/2049 150,000 120,683
4.55%, 3/15/2052(b) 80,000 65,143
T-Mobile USA, Inc. ,
3.75%, 4/15/2027(b) 500,000 494,779
2.05%, 2/15/2028 100,000 94,518
4.95%, 3/15/2028(b) 85,000 86,435
4.80%, 7/15/2028 80,000 81,072
4.85%, 1/15/2029(b) 45,000 45,626
3.38%, 4/15/2029(b) 500,000 481,074
4.20%, 10/1/2029 50,000 49,649
3.88%, 4/15/2030 500,000 485,609
2.55%, 2/15/2031 500,000 447,614
2.70%, 3/15/2032 80,000 70,505
5.13%, 5/15/2032 50,000 50,990
5.05%, 7/15/2033(b) 245,000 246,660
5.75%, 1/15/2034 65,000 68,075
5.15%, 4/15/2034(b) 25,000 25,319
4.70%, 1/15/2035(b) 75,000 72,664
5.30%, 5/15/2035(b) 150,000 151,880
4.38%, 4/15/2040(b) 250,000 221,522
3.00%, 2/15/2041 200,000 146,351
4.50%, 4/15/2050(b) 150,000 124,028
3.30%, 2/15/2051 300,000 199,120
3.40%, 10/15/2052 200,000 133,596
5.65%, 1/15/2053(b) 200,000 193,497

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
5.75%, 1/15/2054(b) 80,000 78,368
6.00%, 6/15/2054(b) 100,000 101,796
5.25%, 6/15/2055(b) 100,000 91,325
5.88%, 11/15/2055(b) 80,000 79,967
5.80%, 9/15/2062 100,000 97,955
Vodafone Group plc ,
7.88%, 2/15/2030(b) 206,000 235,356
5.25%, 5/30/2048 122,000 112,107
4.88%, 6/19/2049(b) 200,000 172,067
4.25%, 9/17/2050 40,000 31,177
5.63%, 2/10/2053(b) 100,000 94,345
5.75%, 6/28/2054 100,000 95,808
5.75%, 2/10/2063 100,000 93,758
5.88%, 6/28/2064 100,000 96,141
6,870,152
Total Corporate Bonds
(cost $589,934,996)
552,046,555
Foreign Government Securities 1 .6%
CANADA 0 .3%
Canada Government Bond ,
3.75%, 4/26/2028(b) 1,300,000 1,300,407
4.00%, 3/18/2030(b) 180,000 181,379
Export Development Canada ,
3.88%, 2/14/2028 500,000 501,268
4.13%, 2/13/2029 500,000 505,431
4.00%, 6/20/2030 100,000 101,148
Province of Alberta ,
3.30%, 3/15/2028 500,000 492,399
Province of British Columbia ,
4.90%, 4/24/2029(b) 400,000 413,517
4.75%, 6/12/2034(b) 400,000 405,788
4.80%, 6/11/2035 115,000 116,640
Province of Manitoba ,
4.90%, 5/31/2034 100,000 102,414
Province of Ontario ,
2.00%, 10/2/2029(b) 1,000,000 923,439
4.70%, 1/15/2030 35,000 36,036
5.05%, 4/24/2034 200,000 207,403
4.85%, 6/11/2035 60,000 61,147
Province of Quebec ,
3.63%, 4/13/2028(b) 500,000 496,906
7.50%, 9/15/2029 578,000 655,745
4.25%, 9/5/2034(b) 200,000 195,441
6,696,508
CHILE 0 .1%
Republic of Chile ,
3.24%, 2/6/2028 200,000 194,518
4.85%, 1/22/2029 200,000 202,750
2.45%, 1/31/2031(b) 500,000 446,330
2.55%, 1/27/2032 500,000 439,350
2.55%, 7/27/2033 350,000 294,262
3.10%, 5/7/2041 400,000 296,944
3.50%, 1/25/2050(b) 250,000 177,513
5.33%, 1/5/2054(b) 328,290 307,558
Foreign Government Securities
Principal
Amount ($) Value ($)
CHILE
Republic of Chile
3.25%, 9/21/2071 200,000 121,170
2,480,395
HUNGARY 0 .0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 100,000 112,683
INDONESIA 0 .2%
Republic of Indonesia ,
4.15%, 9/20/2027(b) 200,000 199,815
3.50%, 1/11/2028 500,000 492,893
4.10%, 4/24/2028 1,000,000 999,158
2.85%, 2/14/2030(b) 500,000 468,311
4.65%, 9/20/2032 200,000 198,477
4.75%, 9/10/2034(b) 200,000 196,525
5.35%, 2/11/2049(b) 200,000 193,536
4.20%, 10/15/2050 200,000 161,096
3.05%, 3/12/2051 300,000 197,339
5.65%, 1/11/2053(b) 200,000 198,153
4.45%, 4/15/2070(b) 200,000 158,669
3,463,972
ISRAEL 0 .0%
†
State of Israel Government
Bond ,
3.25%, 1/17/2028 200,000 193,103
5.50%, 3/12/2034(b) 250,000 252,978
3.38%, 1/15/2050 200,000 129,793
3.88%, 7/3/2050 200,000 140,636
5.75%, 3/12/2054(b) 250,000 231,381
4.50%, 4/3/2120 200,000 141,325
1,089,216
ITALY 0 .0%
†
Italian Republic Government
Bond ,
5.38%, 6/15/2033(b) 491,000 513,211
4.00%, 10/17/2049 400,000 291,406
804,617
JAPAN 0 .1%
Japan Bank for International
Cooperation ,
1.88%, 7/21/2026 500,000 488,357
2.88%, 7/21/2027 500,000 489,656
3.50%, 10/31/2028 400,000 395,164
1.88%, 4/15/2031(b) 800,000 708,475
Japan International
Cooperation Agency ,
4.00%, 5/23/2028 450,000 449,940
2,531,592
MEXICO 0 .3%
United Mexican States ,
4.15%, 3/28/2027(b) 200,000 198,602
3.75%, 1/11/2028(b) 800,000 782,680
4.50%, 4/22/2029(b) 300,000 295,215
2.66%, 5/24/2031(b) 700,000 605,500
8.30%, 8/15/2031 300,000 354,300
5.85%, 7/2/2032 200,000 202,400
4.88%, 5/19/2033(b) 200,000 188,640

56 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO
United Mexican States
3.50%, 2/12/2034 250,000 209,500
6.75%, 9/27/2034(b) 596,000 631,760
6.35%, 2/9/2035(b) 200,000 204,270
6.88%, 5/13/2037 300,000 312,690
6.63%, 1/29/2038 200,000 203,000
6.05%, 1/11/2040 400,000 381,400
4.75%, 3/8/2044 400,000 314,460
5.55%, 1/21/2045 300,000 268,110
4.60%, 1/23/2046 347,000 261,496
4.50%, 1/31/2050(b) 200,000 145,210
4.40%, 2/12/2052 200,000 139,970
6.34%, 5/4/2053(b) 350,000 320,460
6.40%, 5/7/2054(b) 400,000 367,600
7.38%, 5/13/2055(b) 200,000 206,148
3.77%, 5/24/2061 200,000 117,750
6,711,161
PANAMA 0 .1%
Republic of Panama ,
3.88%, 3/17/2028 200,000 193,130
2.25%, 9/29/2032 200,000 152,494
6.40%, 2/14/2035(b) 200,000 194,207
6.70%, 1/26/2036 250,000 248,284
8.00%, 3/1/2038 200,000 214,314
4.30%, 4/29/2053 300,000 193,448
6.85%, 3/28/2054(b) 200,000 182,976
4.50%, 4/1/2056 400,000 258,776
3.87%, 7/23/2060 200,000 113,756
1,751,385
PERU 0 .1%
Republic of Peru ,
4.13%, 8/25/2027(b) 175,000 174,655
2.78%, 1/23/2031 500,000 447,450
8.75%, 11/21/2033 300,000 366,486
3.00%, 1/15/2034(b) 200,000 168,320
5.50%, 3/30/2036 75,000 75,049
3.30%, 3/11/2041 200,000 148,150
5.63%, 11/18/2050(b) 300,000 284,700
5.88%, 8/8/2054(b) 200,000 192,676
6.20%, 6/30/2055 75,000 75,296
3.60%, 1/15/2072 150,000 91,942
2,024,724
PHILIPPINES 0 .1%
Republic of Philippines ,
9.50%, 2/2/2030 500,000 602,958
2.46%, 5/5/2030 500,000 456,645
7.75%, 1/14/2031 200,000 232,231
6.38%, 10/23/2034 500,000 549,022
3.70%, 3/1/2041 250,000 202,918
3.70%, 2/2/2042 600,000 480,363
3.20%, 7/6/2046(b) 400,000 281,671
5.50%, 1/17/2048 200,000 194,692
3,000,500
POLAND 0 .1%
Republic of Poland ,
4.88%, 10/4/2033 200,000 198,820
5.13%, 9/18/2034 250,000 250,935
5.38%, 2/12/2035 300,000 305,457
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND
Republic of Poland
5.50%, 4/4/2053 200,000 186,354
5.50%, 3/18/2054 300,000 278,028
1,219,594
SOUTH KOREA 0 .1%
Export-Import Bank of Korea ,
2.38%, 4/21/2027 1,000,000 969,578
4.50%, 9/15/2032 400,000 396,515
5.13%, 1/11/2033 200,000 206,463
Republic of Korea ,
4.13%, 6/10/2044 250,000 217,022
1,789,578
SWEDEN 0 .0%
†
Svensk Exportkredit AB ,
4.13%, 6/14/2028 500,000 503,846
URUGUAY 0 .1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 250,000 250,480
4.38%, 1/23/2031(b) 200,000 199,602
5.75%, 10/28/2034 200,000 210,940
5.44%, 2/14/2037 25,000 25,554
5.10%, 6/18/2050 350,000 322,777
4.98%, 4/20/2055(b) 200,000 177,044
5.25%, 9/10/2060 200,000 180,964
1,367,361
Total Foreign Government Securities
(cost $38,252,432)
35,547,132
Mortgage-Backed Securities 24 .4%
FHLMC Gold Pool
Pool# G30267
5.00%, 8/1/2025 134 134
Pool# E02746
3.50%, 11/1/2025 3,100 3,088
Pool# J13883
3.50%, 12/1/2025 8,130 8,093
Pool# J14732
4.00%, 3/1/2026 6,257 6,232
Pool# E02896
3.50%, 5/1/2026 5,276 5,247
Pool# J18127
3.00%, 3/1/2027 17,495 17,285
Pool# J18702
3.00%, 3/1/2027 16,004 15,818
Pool# J19106
3.00%, 5/1/2027 8,027 7,925
Pool# J20471
3.00%, 9/1/2027 36,653 36,171
Pool# G14609
3.00%, 11/1/2027 68,904 67,946
Pool# C00566
7.50%, 12/1/2027 115 116
Pool# G15100
2.50%, 7/1/2028 33,999 33,293
Pool# C18271
7.00%, 11/1/2028 663 700

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00678
7.00%, 11/1/2028 128 135
Pool# C00836
7.00%, 7/1/2029 131 139
Pool# C31285
7.00%, 9/1/2029 227 239
Pool# G18536
2.50%, 1/1/2030 656,736 636,904
Pool# C37436
8.00%, 1/1/2030 399 419
Pool# C36429
7.00%, 2/1/2030 351 371
Pool# C36306
7.00%, 2/1/2030 231 244
Pool# C00921
7.50%, 2/1/2030 336 348
Pool# G01108
7.00%, 4/1/2030 114 120
Pool# G18552
3.00%, 5/1/2030 247,075 242,059
Pool# U49055
3.00%, 6/1/2030 22,544 22,119
Pool# J32243
3.00%, 7/1/2030 203,856 199,315
Pool# J32255
3.00%, 7/1/2030 43,029 42,084
Pool# J32257
3.00%, 7/1/2030 42,753 41,802
Pool# C41561
8.00%, 8/1/2030 1,166 1,176
Pool# C01051
8.00%, 9/1/2030 519 542
Pool# C43550
7.00%, 10/1/2030 801 845
Pool# C44017
7.50%, 10/1/2030 268 268
Pool# C44957
8.00%, 11/1/2030 523 525
Pool# J33361
3.00%, 12/1/2030 90,895 88,959
Pool# G18578
3.00%, 12/1/2030 88,710 86,649
Pool# J33315
3.00%, 12/1/2030 42,584 41,626
Pool# C01103
7.50%, 12/1/2030 199 207
Pool# C46932
7.50%, 1/1/2031 403 405
Pool# G18587
3.00%, 2/1/2031 66,352 64,714
Pool# G18592
3.00%, 3/1/2031 73,401 71,568
Pool# C48206
7.50%, 3/1/2031 1,069 1,070
Pool# C91366
4.50%, 4/1/2031 22,820 22,923
Pool# G18601
3.00%, 5/1/2031 42,918 41,857
Pool# G18605
3.00%, 6/1/2031 25,104 24,483
Pool# J34627
3.00%, 6/1/2031 7,444 7,262
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C91377
4.50%, 6/1/2031 11,841 11,897
Pool# C53324
7.00%, 6/1/2031 993 1,048
Pool# J35107
2.50%, 8/1/2031 43,182 41,586
Pool# G01309
7.00%, 8/1/2031 332 351
Pool# G01311
7.00%, 9/1/2031 2,197 2,318
Pool# C01222
7.00%, 9/1/2031 342 361
Pool# G01315
7.00%, 9/1/2031 83 87
Pool# J35522
2.50%, 10/1/2031 171,173 164,759
Pool# C60012
7.00%, 11/1/2031 353 373
Pool# C61298
8.00%, 11/1/2031 1,436 1,441
Pool# J35957
2.50%, 12/1/2031 258,053 248,469
Pool# C61105
7.00%, 12/1/2031 3,333 3,517
Pool# C63171
7.00%, 1/1/2032 1,815 1,915
Pool# V61548
2.50%, 2/1/2032 245,145 235,695
Pool# D99004
3.50%, 3/1/2032 44,805 44,066
Pool# G30577
3.50%, 4/1/2032 91,625 90,181
Pool# G01391
7.00%, 4/1/2032 3,929 4,146
Pool# C01345
7.00%, 4/1/2032 1,675 1,768
Pool# C01370
8.00%, 4/1/2032 431 437
Pool# C01381
8.00%, 5/1/2032 6,326 6,668
Pool# C68290
7.00%, 6/1/2032 1,596 1,684
Pool# C68300
7.00%, 6/1/2032 496 524
Pool# D99266
3.50%, 7/1/2032 72,393 71,233
Pool# G01449
7.00%, 7/1/2032 2,568 2,711
Pool# C69908
7.00%, 8/1/2032 12,255 12,934
Pool# C91558
3.50%, 9/1/2032 14,766 14,481
Pool# G16407
2.50%, 1/1/2033 127,400 122,387
Pool# G16408
2.50%, 1/1/2033 92,444 88,832
Pool# G01536
7.00%, 3/1/2033 3,591 3,790
Pool# C01528
5.00%, 4/1/2033 20,324 20,589
Pool# G30646
3.00%, 5/1/2033 98,732 95,281

58 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G30642
3.00%, 5/1/2033 50,454 48,644
Pool# K90535
3.00%, 5/1/2033 20,237 19,485
Pool# G18693
4.00%, 5/1/2033 27,743 27,693
Pool# G18696
3.50%, 7/1/2033 8,080 7,958
Pool# A16419
6.50%, 11/1/2033 10,727 11,091
Pool# A21356
6.50%, 4/1/2034 13,973 14,446
Pool# C01851
6.50%, 4/1/2034 12,859 13,474
Pool# A24301
6.50%, 5/1/2034 20,765 21,699
Pool# A22067
6.50%, 5/1/2034 8,189 8,482
Pool# G18737
3.50%, 6/1/2034 54,191 52,721
Pool# A24988
6.50%, 7/1/2034 8,193 8,549
Pool# G01741
6.50%, 10/1/2034 3,602 3,766
Pool# G08023
6.50%, 11/1/2034 9,043 9,568
Pool# G01947
7.00%, 5/1/2035 3,462 3,654
Pool# G08073
5.50%, 8/1/2035 37,188 38,426
Pool# A37135
5.50%, 9/1/2035 76,308 78,606
Pool# A47368
5.00%, 10/1/2035 51,149 51,962
Pool# A38531
5.50%, 10/1/2035 103,892 105,695
Pool# A38255
5.50%, 10/1/2035 64,050 66,183
Pool# G08088
6.50%, 10/1/2035 36,402 38,028
Pool# A39759
5.50%, 11/1/2035 3,309 3,409
Pool# A40376
5.50%, 12/1/2035 1,429 1,472
Pool# A42305
5.50%, 1/1/2036 4,428 4,589
Pool# A41548
7.00%, 1/1/2036 5,236 5,526
Pool# G08111
5.50%, 2/1/2036 49,849 51,509
Pool# A43885
5.50%, 3/1/2036 137,166 139,327
Pool# A43886
5.50%, 3/1/2036 90,260 91,631
Pool# A43884
5.50%, 3/1/2036 53,160 54,599
Pool# A48378
5.50%, 3/1/2036 45,886 47,130
Pool# A43861
5.50%, 3/1/2036 27,334 28,123
Pool# G08116
5.50%, 3/1/2036 11,336 11,714
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A48735
5.50%, 5/1/2036 5,628 5,788
Pool# A53039
6.50%, 10/1/2036 36,679 38,249
Pool# G05254
5.00%, 1/1/2037 35,746 36,306
Pool# G04331
5.00%, 2/1/2037 36,041 36,606
Pool# G05941
6.00%, 2/1/2037 180,805 189,728
Pool# G03620
6.50%, 10/1/2037 1,313 1,393
Pool# G03721
6.00%, 12/1/2037 17,012 17,853
Pool# G03969
6.00%, 2/1/2038 19,355 20,312
Pool# C91982
3.50%, 3/1/2038 65,512 63,128
Pool# G04913
5.00%, 3/1/2038 64,951 66,077
Pool# G05299
4.50%, 6/1/2038 56,426 56,449
Pool# G04581
6.50%, 8/1/2038 33,320 34,678
Pool# C92013
3.50%, 9/1/2038 160,816 155,114
Pool# A81674
6.00%, 9/1/2038 119,160 124,689
Pool# G05459
5.50%, 5/1/2039 506,762 519,936
Pool# G05535
4.50%, 7/1/2039 180,387 180,198
Pool# A89500
4.50%, 10/1/2039 16,135 16,118
Pool# A91165
5.00%, 2/1/2040 725,724 735,646
Pool# G60342
4.50%, 5/1/2042 183,274 182,856
Pool# G60195
4.00%, 6/1/2042 235,704 227,664
Pool# Q08977
4.00%, 6/1/2042 55,021 53,050
Pool# Q09824
4.00%, 8/1/2042 31,106 30,052
Pool# Q11087
4.00%, 9/1/2042 21,948 21,028
Pool# G07158
3.50%, 10/1/2042 139,141 130,676
Pool# G07163
3.50%, 10/1/2042 108,828 102,263
Pool# Q11532
3.50%, 10/1/2042 94,330 88,581
Pool# Q12051
3.50%, 10/1/2042 76,243 71,628
Pool# Q12052
3.50%, 10/1/2042 31,877 29,941
Pool# C09020
3.50%, 11/1/2042 220,245 206,822
Pool# G07264
3.50%, 12/1/2042 204,544 192,056
Pool# Q14292
3.50%, 1/1/2043 56,555 53,125

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q15884
3.00%, 2/1/2043 301,439 272,970
Pool# Q16470
3.00%, 3/1/2043 605,125 547,977
Pool# V80002
2.50%, 4/1/2043 260,916 230,539
Pool# Q16915
3.00%, 4/1/2043 225,951 204,705
Pool# Q17675
3.50%, 4/1/2043 244,374 229,711
Pool# Q18523
3.50%, 5/1/2043 238,493 223,809
Pool# Q18751
3.50%, 6/1/2043 334,029 313,532
Pool# G07410
3.50%, 7/1/2043 97,500 91,640
Pool# Q20332
3.50%, 7/1/2043 33,976 31,878
Pool# G07459
3.50%, 8/1/2043 286,665 269,046
Pool# G60038
3.50%, 1/1/2044 598,637 562,143
Pool# Q26869
4.00%, 6/1/2044 260,542 249,396
Pool# G07946
4.00%, 7/1/2044 7,965 7,649
Pool# Q28607
3.50%, 9/1/2044 102,952 96,515
Pool# G61231
3.50%, 9/1/2044 28,710 26,948
Pool# G08609
3.50%, 10/1/2044 92,343 86,092
Pool# Q30833
4.00%, 1/1/2045 11,646 11,065
Pool# G60400
4.50%, 1/1/2045 77,208 75,793
Pool# G07925
4.00%, 2/1/2045 24,074 23,050
Pool# Q34165
4.00%, 6/1/2045 161,108 154,216
Pool# V81873
4.00%, 8/1/2045 93,314 88,677
Pool# G08669
4.00%, 9/1/2045 136,379 129,546
Pool# V82126
3.50%, 12/1/2045 91,448 84,946
Pool# Q38199
3.50%, 1/1/2046 3,728 3,450
Pool# Q38357
4.00%, 1/1/2046 40,417 38,376
Pool# G61365
4.50%, 1/1/2046 28,627 28,067
Pool# G08697
3.00%, 3/1/2046 410,278 365,202
Pool# Q39364
3.50%, 3/1/2046 66,597 61,752
Pool# Q39434
3.50%, 3/1/2046 52,736 48,897
Pool# Q39440
4.00%, 3/1/2046 24,323 23,086
Pool# G08704
4.50%, 4/1/2046 12,099 11,832
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q40097
4.50%, 4/1/2046 2,739 2,678
Pool# G60582
3.50%, 5/1/2046 160,394 148,726
Pool# Q40718
3.50%, 5/1/2046 53,637 49,602
Pool# G08707
4.00%, 5/1/2046 64,308 61,026
Pool# G08708
4.50%, 5/1/2046 9,983 9,763
Pool# Q41548
3.00%, 7/1/2046 58,724 52,284
Pool# Q41903
3.50%, 7/1/2046 77,618 71,907
Pool# Q41491
3.50%, 7/1/2046 8,851 8,176
Pool# G61791
4.00%, 7/1/2046 65,185 62,041
Pool# Q41947
4.50%, 7/1/2046 3,564 3,482
Pool# G08715
3.00%, 8/1/2046 419,539 373,182
Pool# Q42596
3.50%, 8/1/2046 66,795 61,966
Pool# Q42203
3.50%, 8/1/2046 18,692 17,348
Pool# G61237
3.50%, 8/1/2046 12,593 11,824
Pool# Q42393
3.50%, 8/1/2046 11,318 10,441
Pool# Q42680
4.00%, 8/1/2046 2,323 2,207
Pool# G08720
4.50%, 8/1/2046 8,255 8,071
Pool# G61323
3.00%, 9/1/2046 391,997 354,346
Pool# G08721
3.00%, 9/1/2046 228,979 203,655
Pool# V82617
3.50%, 9/1/2046 150,065 138,405
Pool# G08722
3.50%, 9/1/2046 44,344 41,126
Pool# G60733
4.50%, 9/1/2046 84,068 82,215
Pool# G60722
3.00%, 10/1/2046 651,776 581,506
Pool# Q44035
3.00%, 10/1/2046 325,784 289,348
Pool# G61815
4.00%, 10/1/2046 25,852 24,554
Pool# G61257
3.00%, 11/1/2046 637,867 566,211
Pool# Q44452
3.00%, 11/1/2046 145,616 129,274
Pool# G08732
3.00%, 11/1/2046 41,827 37,149
Pool# Q44473
3.50%, 11/1/2046 19,520 18,003
Pool# Q44223
3.50%, 11/1/2046 12,464 11,465
Pool# G08734
4.00%, 11/1/2046 189,045 179,328

60 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08737
3.00%, 12/1/2046 1,402,097 1,242,074
Pool# G60989
3.00%, 12/1/2046 236,521 210,386
Pool# Q45878
3.00%, 12/1/2046 50,654 44,846
Pool# G08738
3.50%, 12/1/2046 873,573 806,592
Pool# Q45024
3.50%, 12/1/2046 66,241 60,479
Pool# G08741
3.00%, 1/1/2047 382,571 340,258
Pool# G08747
3.00%, 2/1/2047 725,283 643,566
Pool# G08748
3.50%, 2/1/2047 181,082 166,943
Pool# G08749
4.00%, 2/1/2047 301,694 286,139
Pool# G61890
4.00%, 2/1/2047 21,518 20,415
Pool# G08751
3.50%, 3/1/2047 272,113 251,135
Pool# Q47592
3.50%, 4/1/2047 46,974 43,313
Pool# Q47484
3.50%, 4/1/2047 10,176 9,449
Pool# G60988
3.00%, 5/1/2047 803,190 716,595
Pool# Q48098
3.50%, 5/1/2047 33,860 31,194
Pool# Q48237
4.50%, 5/1/2047 53,568 52,247
Pool# G61390
3.00%, 6/1/2047 655,711 582,139
Pool# Q48414
4.50%, 6/1/2047 38,513 36,907
Pool# Q48365
4.50%, 6/1/2047 11,408 11,143
Pool# G08770
3.50%, 7/1/2047 510,946 471,131
Pool# V83270
3.50%, 7/1/2047 109,371 100,532
Pool# G61339
3.00%, 8/1/2047 124,298 110,454
Pool# G08774
3.50%, 8/1/2047 56,852 52,410
Pool# Q49917
3.50%, 8/1/2047 43,557 40,096
Pool# Q53085
3.00%, 9/1/2047 140,191 124,832
Pool# G61295
3.50%, 9/1/2047 296,163 275,040
Pool# G08779
3.50%, 9/1/2047 155,057 142,838
Pool# G61622
3.00%, 10/1/2047 307,545 273,545
Pool# G08785
4.00%, 10/1/2047 17,611 16,642
Pool# Q52075
4.00%, 11/1/2047 103,344 98,236
Pool# V83598
3.50%, 12/1/2047 46,013 42,171
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G67707
3.50%, 1/1/2048 332,763 305,867
Pool# V83909
4.00%, 1/1/2048 123,056 117,032
Pool# G61311
3.50%, 2/1/2048 317,696 291,597
Pool# T65458
3.50%, 2/1/2048 55,928 50,728
Pool# G08801
4.00%, 2/1/2048 94,228 89,301
Pool# Q54460
4.00%, 2/1/2048 91,453 86,881
Pool# G61298
4.00%, 2/1/2048 46,430 44,007
Pool# Q54727
3.50%, 3/1/2048 128,454 117,816
Pool# Q55401
5.00%, 4/1/2048 23,869 23,901
Pool# V84237
3.50%, 5/1/2048 205,797 188,018
Pool# G08813
3.50%, 5/1/2048 23,664 21,688
Pool# G08820
4.50%, 5/1/2048 169,390 164,951
Pool# G08821
5.00%, 5/1/2048 6,481 6,482
Pool# G67712
4.00%, 6/1/2048 90,031 85,689
Pool# G67713
4.00%, 6/1/2048 74,494 70,627
Pool# G08817
4.00%, 6/1/2048 27,428 25,993
Pool# G08818
4.50%, 6/1/2048 93,281 90,836
Pool# Q56473
4.50%, 6/1/2048 22,632 21,967
Pool# Q56472
4.50%, 6/1/2048 20,318 19,761
Pool# G08827
4.50%, 7/1/2048 63,455 61,678
Pool# Q57401
4.50%, 7/1/2048 26,310 25,548
Pool# Q57402
4.50%, 7/1/2048 6,780 6,616
Pool# G08833
5.00%, 7/1/2048 2,642 2,645
Pool# G08831
4.00%, 8/1/2048 75,229 71,272
Pool# G08836
4.00%, 9/1/2048 303,933 287,884
Pool# G67716
4.50%, 10/1/2048 51,777 50,444
Pool# G08843
4.50%, 10/1/2048 22,582 21,981
Pool# V85044
4.00%, 12/1/2048 88,612 83,896
Pool# V85082
4.50%, 12/1/2048 15,890 15,469
Pool# G61846
4.00%, 1/1/2049 1,620 1,534
Pool# V85139
4.50%, 1/1/2049 21,283 20,718

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1B8478
7.62%, 7/1/2041(a) 13,586 14,017
Pool# 2B0108
6.77%, 1/1/2042(a) 334 342
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 3,316 3,300
Pool# ZS7757
3.00%, 3/1/2030 142,085 139,249
Pool# SB0383
2.50%, 4/1/2032 404,511 388,795
Pool# ZS8701
3.50%, 6/1/2033 28,530 28,074
Pool# SB0218
3.00%, 10/1/2033 51,103 49,701
Pool# SB0366
3.50%, 2/1/2034 68,988 67,829
Pool# QN0248
3.00%, 7/1/2034 23,770 22,946
Pool# SB0095
3.50%, 7/1/2034 19,088 18,854
Pool# SB0069
3.00%, 9/1/2034 91,319 88,088
Pool# SB8021
3.00%, 12/1/2034 192,986 186,154
Pool# SB8500
2.50%, 7/1/2035 495,829 465,279
Pool# SB8505
2.50%, 10/1/2035 1,479,972 1,389,919
Pool# SB8506
2.00%, 2/1/2036 1,266,966 1,169,376
Pool# SB8508
2.00%, 2/1/2036 938,267 862,522
Pool# RC1826
2.00%, 2/1/2036 280,907 257,352
Pool# SB8092
1.50%, 3/1/2036 325,489 290,061
Pool# RC1887
2.00%, 3/1/2036 523,731 481,434
Pool# SB8103
2.00%, 5/1/2036 276,121 252,710
Pool# RC2049
2.00%, 6/1/2036 1,233,677 1,130,213
Pool# RC2045
2.00%, 6/1/2036 383,198 351,056
Pool# SB8112
2.50%, 7/1/2036 216,071 202,243
Pool# QN7405
2.00%, 8/1/2036 162,838 149,531
Pool# SB8119
2.00%, 9/1/2036 718,654 657,372
Pool# SB8140
1.50%, 2/1/2037 484,270 430,631
Pool# SB8144
1.50%, 3/1/2037 1,013,973 901,023
Pool# QN9700
1.50%, 3/1/2037 324,561 288,405
Pool# SB8148
2.00%, 4/1/2037 2,202,206 2,011,985
Pool# SB8156
3.00%, 4/1/2037 179,183 170,838
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8154
2.50%, 5/1/2037 149,206 139,283
Pool# SB0725
4.00%, 8/1/2037 49,085 48,013
Pool# SB1009
4.00%, 2/1/2038 49,024 48,014
Pool# SB1309
2.00%, 7/1/2038 975,504 891,242
Pool# SB8346
4.00%, 12/1/2039 219,853 215,044
Pool# QA2237
3.00%, 7/1/2046 820,566 729,968
Pool# QA2226
3.00%, 7/1/2046 482,313 429,261
Pool# ZS4693
3.00%, 12/1/2046 641,276 567,362
Pool# ZM2339
3.50%, 1/1/2047 127,039 117,045
Pool# ZS4746
3.00%, 12/1/2047 312,146 275,329
Pool# ZA5785
4.50%, 10/1/2048 123,814 120,396
Pool# ZT1321
4.50%, 11/1/2048 152,465 148,219
Pool# ZA6139
4.50%, 12/1/2048 45,091 43,828
Pool# SD0295
3.00%, 2/1/2049 1,481,565 1,320,424
Pool# ZA6536
4.00%, 3/1/2049 59,578 56,203
Pool# ZA6380
4.00%, 3/1/2049 58,234 55,001
Pool# ZT1858
4.50%, 4/1/2049 29,561 28,743
Pool# RA3022
2.50%, 6/1/2050 500,502 419,556
Pool# SD7521
2.50%, 7/1/2050 705,618 594,566
Pool# SD8074
3.00%, 7/1/2050 207,494 180,333
Pool# SD7523
2.50%, 8/1/2050 186,573 157,303
Pool# SD0500
3.00%, 8/1/2050 32,548 28,941
Pool# SD0514
2.00%, 10/1/2050 692,242 555,245
Pool# RA3723
2.00%, 10/1/2050 223,920 179,568
Pool# SD8100
3.00%, 10/1/2050 1,341,256 1,172,819
Pool# RA3935
2.50%, 11/1/2050 2,189,055 1,834,338
Pool# RA3932
2.50%, 11/1/2050 1,324,031 1,115,841
Pool# RA3934
2.50%, 11/1/2050 673,346 563,228
Pool# RA3987
2.50%, 11/1/2050 273,277 228,643
Pool# RA4071
2.50%, 12/1/2050 757,056 633,522
Pool# RA4216
2.50%, 12/1/2050 700,581 585,846

62 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD0522
3.00%, 12/1/2050 441,140 385,649
Pool# RA4411
2.50%, 1/1/2051 1,568,112 1,313,565
Pool# RA4351
2.50%, 1/1/2051 857,151 714,325
Pool# RA4652
2.00%, 2/1/2051 2,632,157 2,110,770
Pool# RA4493
2.00%, 2/1/2051 1,250,511 995,247
Pool# QB9104
2.00%, 2/1/2051 669,943 533,055
Pool# RA4737
2.00%, 3/1/2051 2,362,020 1,889,188
Pool# RA4718
2.00%, 3/1/2051 1,068,365 856,739
Pool# SD7537
2.00%, 3/1/2051 559,636 449,796
Pool# SD8139
1.50%, 4/1/2051 821,475 618,039
Pool# SD8140
2.00%, 4/1/2051 4,580,915 3,644,894
Pool# SD8145
1.50%, 5/1/2051 1,626,947 1,223,742
Pool# SD8146
2.00%, 5/1/2051 8,256,855 6,568,822
Pool# QC2070
2.00%, 5/1/2051 110,675 88,756
Pool# SD0593
3.00%, 5/1/2051 1,536,656 1,363,141
Pool# RA5436
2.00%, 6/1/2051 335,807 267,166
Pool# RA5373
2.00%, 6/1/2051 287,448 230,476
Pool# SD8154
1.50%, 7/1/2051 1,639,976 1,234,173
Pool# RA5398
2.00%, 7/1/2051 970,491 778,073
Pool# QC5128
2.00%, 8/1/2051 272,983 218,128
Pool# SD8166
2.00%, 9/1/2051 1,630,255 1,295,391
Pool# RA6140
2.00%, 10/1/2051 1,174,026 941,452
Pool# RA6085
2.00%, 10/1/2051 671,302 539,659
Pool# RA6091
2.00%, 10/1/2051 648,712 520,049
Pool# RA6503
2.00%, 12/1/2051 7,840,718 6,261,216
Pool# RA6624
2.00%, 1/1/2052 5,227,471 4,144,401
Pool# SD0856
2.00%, 1/1/2052 1,284,613 1,021,365
Pool# SD7347
2.00%, 4/1/2052 833,152 661,266
Pool# SD8211
2.00%, 5/1/2052 9,142,008 7,244,538
Pool# RA7543
4.00%, 6/1/2052 187,397 174,650
Pool# SD8224
2.50%, 7/1/2052 2,563,200 2,129,961
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA7664
4.00%, 7/1/2052 411,850 383,684
Pool# SD1488
4.00%, 8/1/2052 473,796 441,516
Pool# SD1424
4.00%, 8/1/2052 390,538 364,232
Pool# RA7779
4.50%, 8/1/2052 516,919 497,177
Pool# RA7920
4.00%, 9/1/2052 480,860 447,949
Pool# SD2215
4.00%, 10/1/2052 498,806 467,706
Pool# SD7557
4.50%, 12/1/2052 1,142,049 1,105,224
Pool# RA8406
5.00%, 1/1/2053 586,712 577,588
Pool# RA8411
5.50%, 1/1/2053 176,942 179,100
Pool# QF5629
6.00%, 1/1/2053 402,646 417,105
Pool# SD7560
4.00%, 2/1/2053 807,418 760,641
Pool# SD8299
5.00%, 2/1/2053 1,985,649 1,952,726
Pool# RA8791
5.00%, 4/1/2053 431,530 424,975
Pool# RA8794
5.50%, 4/1/2053 840,787 849,134
Pool# SD2661
5.50%, 4/1/2053 576,599 578,802
Pool# SD8324
5.50%, 5/1/2053 1,055,268 1,056,961
Pool# RA9090
5.50%, 5/1/2053 861,436 864,079
Pool# SD2890
5.50%, 5/1/2053 333,323 336,631
Pool# SD2905
5.50%, 5/1/2053 199,828 200,680
Pool# RA9162
5.50%, 6/1/2053 428,838 432,190
Pool# SD3085
5.50%, 6/1/2053 209,813 211,121
Pool# SD3260
6.00%, 6/1/2053 166,664 170,789
Pool# SD3565
4.50%, 8/1/2053 177,992 170,885
Pool# SD8348
5.00%, 8/1/2053 1,059,218 1,040,341
Pool# SD3853
5.50%, 8/1/2053 136,088 136,425
Pool# SD3603
6.00%, 8/1/2053 1,486,610 1,527,550
Pool# SD8367
5.50%, 10/1/2053 2,073,892 2,076,151
Pool# RJ0007
6.50%, 10/1/2053 314,484 328,366
Pool# SD4350
6.50%, 10/1/2053 150,425 155,916
Pool# SD4340
5.50%, 11/1/2053 928,039 935,292
Pool# RJ0325
6.50%, 11/1/2053 169,656 175,762

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RJ0528
6.50%, 12/1/2053 311,960 324,396
Pool# RJ0530
6.50%, 12/1/2053 255,035 264,176
Pool# RJ0527
6.50%, 12/1/2053 117,210 121,554
Pool# RJ0717
6.50%, 1/1/2054 61,668 64,173
Pool# SD8401
5.50%, 2/1/2054 2,976,026 2,976,584
Pool# RJ0841
6.00%, 2/1/2054 246,627 252,807
Pool# RJ0858
6.50%, 2/1/2054 501,995 520,575
Pool# SD4870
6.50%, 2/1/2054 77,308 80,184
Pool# RJ0992
5.00%, 5/1/2054 741,425 728,097
Pool# SD5616
6.00%, 5/1/2054 3,863,305 3,948,141
Pool# RJ1422
6.00%, 5/1/2054 416,191 428,188
Pool# RJ1437
6.50%, 5/1/2054 383,677 400,279
Pool# SD8438
5.50%, 6/1/2054 1,633,545 1,633,851
Pool# SD5812
6.00%, 7/1/2054 465,092 476,963
Pool# SD6025
6.00%, 8/1/2054 619,494 630,060
Pool# RJ2746
5.50%, 11/1/2054 1,188,726 1,194,601
Pool# SL0425
6.00%, 2/1/2055 508,738 524,207
Pool# SL0844
6.50%, 4/1/2055 2,642,794 2,736,311
Pool# RJ4130
6.00%, 5/1/2055 520,656 531,798
FNMA Pool
Pool# AC9890
6.61%, 4/1/2040(a) 121,005 123,894
Pool# AC9895
6.68%, 4/1/2040(a) 288,143 295,712
Pool# AJ1249
7.31%, 9/1/2041(a) 34,086 35,308
Pool# AK0714
6.71%, 2/1/2042(a) 5,375 5,539
Pool# AT4250
6.49%, 6/1/2043(a) 12,272 12,634
Pool# BF0203
3.00%, 2/1/2047 356,181 318,726
Pool# BF0206
4.00%, 2/1/2047 204,191 197,059
Pool# BF0200
3.50%, 11/1/2051 155,437 143,497
Pool# BF0171
4.00%, 1/1/2057 134,803 125,657
Pool# BF0184
4.00%, 2/1/2057 152,570 142,218
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 890216
Pool# AB1609
4.00%, 10/1/2025 1,701 1,694
Pool# AH1361
3.50%, 12/1/2025 2,711 2,697
Pool# AH1518
3.50%, 12/1/2025 986 981
Pool# AH5616
3.50%, 2/1/2026 11,305 11,242
Pool# AL0298
4.00%, 5/1/2026 12,536 12,470
Pool# AB4277
3.00%, 1/1/2027 43,891 43,367
Pool# AL1391
3.50%, 1/1/2027 698 690
Pool# AP4746
3.00%, 8/1/2027 12,957 12,778
Pool# AP7855
3.00%, 9/1/2027 84,623 83,389
Pool# AP4640
3.00%, 9/1/2027 8,986 8,856
Pool# AQ5096
3.00%, 11/1/2027 22,214 21,882
Pool# AB6887
3.00%, 11/1/2027 19,680 19,409
Pool# AQ4532
3.00%, 11/1/2027 18,076 17,788
Pool# AQ3758
3.00%, 11/1/2027 12,691 12,484
Pool# AB6886
3.00%, 11/1/2027 9,375 9,229
Pool# AQ7406
3.00%, 11/1/2027 7,752 7,635
Pool# AQ2884
3.00%, 12/1/2027 10,602 10,429
Pool# AS0487
2.50%, 9/1/2028 60,077 58,705
Pool# 930998
4.50%, 4/1/2029 1,236 1,233
Pool# BM1507
2.50%, 12/1/2029 30,024 29,412
Pool# AL8077
3.50%, 12/1/2029 4,801 4,747
Pool# BM4299
3.00%, 3/1/2030 77,424 76,522
Pool# AS4874
3.00%, 4/1/2030 117,237 114,718
Pool# AS5412
2.50%, 7/1/2030 45,686 44,161
Pool# AS5420
3.00%, 7/1/2030 102,646 100,287
Pool# AL7152
3.50%, 7/1/2030 84,476 83,488
Pool# AS5702
2.50%, 8/1/2030 179,009 172,872
Pool# AZ4898
2.50%, 8/1/2030 107,721 104,159
Pool# AY8448
3.00%, 8/1/2030 353,494 345,289
Pool# AZ2953
3.00%, 9/1/2030 291,294 284,412

64 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ5718
3.00%, 9/1/2030 201,178 196,619
Pool# AS6060
3.00%, 10/1/2030 220,131 214,948
Pool# AZ9234
3.50%, 10/1/2030 10,258 10,094
Pool# BA2993
3.00%, 11/1/2030 50,717 49,522
Pool# AS6174
3.50%, 11/1/2030 6,100 5,996
Pool# AS6272
2.50%, 12/1/2030 64,447 62,150
Pool# AS6295
3.00%, 12/1/2030 97,020 94,753
Pool# BA3545
3.00%, 12/1/2030 41,987 41,016
Pool# AH1515
4.00%, 12/1/2030 99,728 98,994
Pool# AD0716
6.50%, 12/1/2030 222,859 230,180
Pool# BA6532
2.50%, 1/1/2031 53,503 51,667
Pool# BM5016
3.00%, 1/1/2031 137,906 135,012
Pool# AB2121
4.00%, 1/1/2031 16,098 15,991
Pool# AL8060
3.00%, 2/1/2031 97,529 95,286
Pool# MA0641
4.00%, 2/1/2031 67,771 67,270
Pool# 560868
7.50%, 2/1/2031 200 200
Pool# AS6799
3.00%, 3/1/2031 79,265 77,250
Pool# BC0774
3.00%, 3/1/2031 43,991 42,935
Pool# AS6919
3.50%, 3/1/2031 5,697 5,623
Pool# BC4410
3.50%, 3/1/2031 5,269 5,178
Pool# BC0320
3.50%, 3/1/2031 4,217 4,164
Pool# BC4430
3.00%, 4/1/2031 17,829 17,391
Pool# AL8565
3.00%, 6/1/2031 54,781 53,340
Pool# AL8566
3.00%, 6/1/2031 52,300 50,966
Pool# AL8561
3.50%, 6/1/2031 44,477 43,939
Pool# AS8028
2.50%, 9/1/2031 198,368 190,808
Pool# AL9378
3.00%, 9/1/2031 26,688 26,071
Pool# MA2775
2.50%, 10/1/2031 405,543 389,959
Pool# BM1888
2.50%, 10/1/2031 229,841 224,815
Pool# AS8038
2.50%, 10/1/2031 204,954 197,126
Pool# BC4777
2.50%, 10/1/2031 150,628 144,889
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9323
2.50%, 10/1/2031 9,320 8,960
Pool# AS8612
3.00%, 10/1/2031 42,019 40,913
Pool# 607212
7.50%, 10/1/2031 2,108 2,107
Pool# MA0895
3.50%, 11/1/2031 72,696 71,320
Pool# MA2830
2.50%, 12/1/2031 164,986 158,632
Pool# BM3814
2.50%, 12/1/2031 106,937 103,003
Pool# AS8594
2.50%, 1/1/2032 132,289 127,184
Pool# AS8597
2.50%, 1/1/2032 108,396 104,213
Pool# AS8609
3.00%, 1/1/2032 84,945 82,527
Pool# AL9786
3.00%, 1/1/2032 64,596 63,052
Pool# AL9585
3.50%, 1/1/2032 28,575 28,182
Pool# BM1036
2.50%, 2/1/2032 580,103 558,170
Pool# BM4624
3.00%, 2/1/2032 76,899 74,967
Pool# AL9740
3.00%, 2/1/2032 59,533 57,824
Pool# AL9872
3.00%, 2/1/2032 56,444 54,945
Pool# AL9871
3.00%, 2/1/2032 35,422 34,509
Pool# AS8767
3.00%, 2/1/2032 7,042 6,848
Pool# BM1007
2.50%, 3/1/2032 183,434 175,884
Pool# AL9899
3.00%, 3/1/2032 11,043 10,745
Pool# BM3269
2.50%, 4/1/2032 270,184 259,596
Pool# MA1029
3.50%, 4/1/2032 65,208 63,675
Pool# 545556
7.00%, 4/1/2032 1,152 1,215
Pool# AO2565
3.50%, 5/1/2032 13,883 13,518
Pool# AS9695
3.50%, 5/1/2032 12,468 12,288
Pool# 545605
7.00%, 5/1/2032 1,608 1,695
Pool# BM4088
3.00%, 6/1/2032 98,913 96,452
Pool# AO5103
3.50%, 6/1/2032 71,311 69,850
Pool# 890786
3.50%, 6/1/2032 13,589 13,393
Pool# MA1107
3.50%, 7/1/2032 9,539 9,343
Pool# FM1664
4.00%, 7/1/2032 10,226 10,172
Pool# 651361
7.00%, 7/1/2032 720 759

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1669
3.00%, 8/1/2032 61,234 59,460
Pool# AP1990
3.50%, 8/1/2032 37,673 36,748
Pool# AP1997
3.50%, 8/1/2032 19,751 19,283
Pool# BH5355
3.50%, 8/1/2032 3,270 3,222
Pool# AO7202
3.50%, 9/1/2032 64,442 63,150
Pool# MA1166
3.50%, 9/1/2032 51,673 50,611
Pool# BM5167
3.50%, 9/1/2032 7,672 7,567
Pool# CA0586
2.50%, 10/1/2032 25,747 24,680
Pool# AP3673
3.50%, 10/1/2032 58,347 57,167
Pool# BH9391
3.50%, 10/1/2032 3,942 3,884
Pool# BM3389
3.00%, 11/1/2032 102,854 99,953
Pool# AB6962
3.50%, 11/1/2032 95,773 94,026
Pool# AQ3343
3.50%, 11/1/2032 54,542 53,509
Pool# BM3977
3.00%, 12/1/2032 150,527 146,316
Pool# CA0951
3.00%, 12/1/2032 83,470 81,064
Pool# FM1661
2.50%, 1/1/2033 244,902 237,348
Pool# BM4338
2.50%, 1/1/2033 171,111 164,842
Pool# BM3919
3.00%, 2/1/2033 93,092 90,479
Pool# BM3750
3.50%, 3/1/2033 82,722 81,531
Pool# BM4129
3.50%, 4/1/2033 94,854 93,497
Pool# 555346
5.50%, 4/1/2033 18,626 18,989
Pool# 713560
5.50%, 4/1/2033 5,036 5,184
Pool# 694846
6.50%, 4/1/2033 1,598 1,677
Pool# AB9402
3.00%, 5/1/2033 115,905 111,792
Pool# AB9403
3.00%, 5/1/2033 51,010 49,101
Pool# AB9300
3.00%, 5/1/2033 36,702 35,447
Pool# BM4132
3.50%, 5/1/2033 76,641 75,435
Pool# MA3372
4.00%, 5/1/2033 63,101 62,920
Pool# 555421
5.00%, 5/1/2033 398,185 401,346
Pool# MA3393
4.00%, 6/1/2033 28,649 28,565
Pool# MA3427
4.00%, 7/1/2033 20,882 20,817
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 720087
5.50%, 7/1/2033 52,966 53,392
Pool# 728721
5.50%, 7/1/2033 9,609 9,804
Pool# 555684
5.50%, 7/1/2033 2,170 2,231
Pool# MA1527
3.00%, 8/1/2033 397,680 382,679
Pool# 743235
5.50%, 10/1/2033 6,366 6,434
Pool# 750229
6.50%, 10/1/2033 12,827 13,248
Pool# FM2154
4.00%, 12/1/2033 8,549 8,504
Pool# 755872
5.50%, 12/1/2033 55,936 57,043
Pool# 725221
5.50%, 1/1/2034 1,669 1,709
Pool# 725223
5.50%, 3/1/2034 200 205
Pool# 725228
6.00%, 3/1/2034 158,054 163,829
Pool# 725425
5.50%, 4/1/2034 97,712 100,127
Pool# 725423
5.50%, 5/1/2034 9,550 9,785
Pool# 725594
5.50%, 7/1/2034 42,858 43,947
Pool# MA3739
3.50%, 8/1/2034 61,053 59,333
Pool# 788027
6.50%, 9/1/2034 17,642 18,336
Pool# MA3827
2.50%, 11/1/2034 365,530 344,882
Pool# FM1905
3.00%, 11/1/2034 44,532 42,956
Pool# 807310
7.00%, 11/1/2034 1,328 1,400
Pool# FM2412
3.50%, 1/1/2035 23,789 23,119
Pool# 735141
5.50%, 1/1/2035 134,038 137,891
Pool# 889852
5.50%, 5/1/2035 3,427 3,480
Pool# FM5474
2.50%, 10/1/2035 349,481 327,564
Pool# MA4156
2.50%, 10/1/2035 286,911 268,918
Pool# FM4900
2.00%, 12/1/2035 46,177 42,450
Pool# 256023
6.00%, 12/1/2035 114,413 119,938
Pool# CA8793
2.00%, 2/1/2036 1,117,457 1,027,215
Pool# CA8736
2.00%, 2/1/2036 551,964 507,393
Pool# CA8789
2.00%, 2/1/2036 538,459 493,309
Pool# FM5908
2.00%, 2/1/2036 374,045 343,848
Pool# CA9141
2.00%, 2/1/2036 367,339 337,678

66 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA9145
2.00%, 2/1/2036 313,554 287,263
Pool# FM5571
2.00%, 2/1/2036 169,545 155,627
Pool# CA9435
2.00%, 3/1/2036 349,593 320,280
Pool# CA9475
2.00%, 3/1/2036 321,866 294,878
Pool# CA9441
2.50%, 3/1/2036 249,328 234,493
Pool# CB0262
2.00%, 4/1/2036 512,342 468,901
Pool# 745418
5.50%, 4/1/2036 19,863 20,500
Pool# FM7259
2.50%, 5/1/2036 222,967 208,701
Pool# 745516
5.50%, 5/1/2036 11,422 11,789
Pool# MA4360
2.00%, 6/1/2036 936,867 858,296
Pool# 889745
5.50%, 6/1/2036 2,093 2,128
Pool# CB1090
2.50%, 7/1/2036 130,153 122,071
Pool# FM8538
2.00%, 8/1/2036 173,813 159,610
Pool# 995065
5.50%, 9/1/2036 66,096 67,537
Pool# 888635
5.50%, 9/1/2036 45,415 46,471
Pool# MA4441
1.50%, 10/1/2036 212,101 188,817
Pool# MA4535
1.50%, 2/1/2037 3,617,580 3,214,664
Pool# MA4566
1.50%, 3/1/2037 1,608,142 1,429,010
Pool# MA4581
1.50%, 4/1/2037 421,860 374,868
Pool# BT2234
2.00%, 4/1/2037 4,294,992 3,926,632
Pool# MA4582
2.00%, 4/1/2037 2,007,267 1,833,885
Pool# FS2950
2.50%, 4/1/2037 71,976 67,370
Pool# FS2035
2.00%, 5/1/2037 1,997,586 1,826,270
Pool# CB4006
2.00%, 5/1/2037 1,688,338 1,543,035
Pool# MA4628
2.50%, 6/1/2037 151,109 141,086
Pool# FS2497
1.50%, 8/1/2037 263,479 234,294
Pool# 995024
5.50%, 8/1/2037 26,048 26,862
Pool# MA4726
4.00%, 9/1/2037 65,889 64,531
Pool# 995050
6.00%, 9/1/2037 249,740 261,803
Pool# MA4797
4.00%, 11/1/2037 93,666 91,708
Pool# 955194
7.00%, 11/1/2037 21,665 23,007
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 928940
7.00%, 12/1/2037 18,218 19,208
Pool# MA5023
4.00%, 5/1/2038 43,951 43,004
Pool# MA3389
4.00%, 6/1/2038 52,653 51,793
Pool# MA3464
3.50%, 9/1/2038 111,812 107,591
Pool# 990810
7.00%, 10/1/2038 36,959 38,966
Pool# MA5223
4.00%, 11/1/2038 26,927 26,347
Pool# MA5556
4.00%, 12/1/2039 1,136,789 1,111,924
Pool# AD8536
5.00%, 8/1/2040 81,415 82,428
Pool# AB1735
3.50%, 11/1/2040 4,303 4,046
Pool# AE9747
4.50%, 12/1/2040 287,408 286,400
Pool# AB2067
3.50%, 1/1/2041 111,211 104,663
Pool# 932888
3.50%, 1/1/2041 94,447 88,857
Pool# AB2068
3.50%, 1/1/2041 66,328 62,395
Pool# 932891
3.50%, 1/1/2041 17,860 16,773
Pool# AL3650
5.00%, 2/1/2041 5,586 5,656
Pool# AL6521
5.00%, 4/1/2041 488,217 494,276
Pool# AL0390
5.00%, 5/1/2041 159,881 161,870
Pool# AL5863
4.50%, 6/1/2041 882,343 878,438
Pool# AI9851
4.50%, 9/1/2041 18,544 18,370
Pool# AL0761
5.00%, 9/1/2041 55,637 56,330
Pool# BM3907
5.50%, 9/1/2041 115,202 117,851
Pool# AJ5431
4.50%, 10/1/2041 45,190 44,474
Pool# AJ4861
4.00%, 12/1/2041 55,559 53,574
Pool# AX5316
4.50%, 1/1/2042 30,483 30,311
Pool# AL2499
4.50%, 1/1/2042 9,332 9,260
Pool# AW8167
3.50%, 2/1/2042 362,384 340,438
Pool# AB5185
3.50%, 5/1/2042 170,934 160,370
Pool# AO3575
4.50%, 5/1/2042 41,566 40,907
Pool# AO4647
3.50%, 6/1/2042 369,244 346,498
Pool# AO8036
4.50%, 7/1/2042 141,183 140,862
Pool# AP2092
4.50%, 8/1/2042 10,499 10,278

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AP6579
3.50%, 9/1/2042 253,070 237,509
Pool# AL2782
4.50%, 9/1/2042 53,440 52,824
Pool# AB6524
3.50%, 10/1/2042 498,672 467,385
Pool# AB7074
3.00%, 11/1/2042 303,879 274,580
Pool# AP8785
3.00%, 11/1/2042 96,110 86,862
Pool# AL2677
3.50%, 11/1/2042 309,089 290,083
Pool# AB6786
3.50%, 11/1/2042 167,963 157,530
Pool# MA1273
3.50%, 12/1/2042 135,659 127,247
Pool# AR4210
3.50%, 1/1/2043 88,843 83,306
Pool# AT4040
3.00%, 3/1/2043 76,493 69,118
Pool# AR8213
3.50%, 4/1/2043 68,661 64,511
Pool# AB9238
3.00%, 5/1/2043 471,462 425,814
Pool# AB9237
3.00%, 5/1/2043 383,767 346,610
Pool# AB9236
3.00%, 5/1/2043 115,670 104,446
Pool# AB9362
3.50%, 5/1/2043 485,217 454,928
Pool# AT4145
3.00%, 6/1/2043 143,242 129,342
Pool# AB9814
3.00%, 7/1/2043 447,424 404,103
Pool# AT6871
3.00%, 7/1/2043 58,095 52,361
Pool# AS0203
3.00%, 8/1/2043 342,251 308,900
Pool# AS0255
4.50%, 8/1/2043 129,437 127,332
Pool# AS0516
3.00%, 9/1/2043 244,123 220,182
Pool# AL4471
4.00%, 9/1/2043 174,367 168,103
Pool# AL6951
3.50%, 10/1/2043 240,883 225,866
Pool# BM4222
3.00%, 1/1/2044 331,136 298,957
Pool# AS2276
4.50%, 4/1/2044 182,050 178,490
Pool# AW1006
4.00%, 5/1/2044 68,025 65,476
Pool# AL7767
4.50%, 6/1/2044 16,278 16,169
Pool# AS3161
4.00%, 8/1/2044 408,374 388,185
Pool# BM4650
3.00%, 10/1/2044 599,666 541,517
Pool# CA0688
3.50%, 10/1/2044 145,074 135,955
Pool# BC5090
4.00%, 10/1/2044 31,552 30,175
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS3946
4.00%, 12/1/2044 461,946 440,349
Pool# AL8303
3.00%, 1/1/2045 105,382 95,181
Pool# BM4384
4.00%, 1/1/2045 184,080 176,670
Pool# BM3611
4.00%, 1/1/2045 144,039 138,761
Pool# BM3804
3.50%, 2/1/2045 65,691 61,576
Pool# AL9555
4.00%, 2/1/2045 933,659 901,186
Pool# AX9524
4.00%, 2/1/2045 533,484 509,959
Pool# AS4418
4.00%, 2/1/2045 370,093 353,532
Pool# AS4375
4.00%, 2/1/2045 243,937 233,127
Pool# AL6889
4.50%, 2/1/2045 57,609 56,578
Pool# BM3931
3.00%, 3/1/2045 289,793 261,874
Pool# AY1312
3.50%, 3/1/2045 846,882 789,008
Pool# AX9567
3.50%, 3/1/2045 49,451 45,639
Pool# BM4975
4.00%, 3/1/2045 72,807 69,471
Pool# AS4578
4.00%, 3/1/2045 67,691 64,691
Pool# BM3664
3.00%, 5/1/2045 328,325 296,556
Pool# AS4921
3.50%, 5/1/2045 433,582 403,234
Pool# AS5012
4.00%, 5/1/2045 691,240 660,002
Pool# BM5562
4.00%, 6/1/2045 129,503 124,533
Pool# AS5312
3.50%, 7/1/2045 90,180 83,793
Pool# AZ7111
4.00%, 7/1/2045 10,493 9,949
Pool# AZ9866
4.00%, 8/1/2045 7,862 7,402
Pool# AL7207
4.50%, 8/1/2045 74,552 73,186
Pool# AL9634
3.50%, 10/1/2045 55,365 51,955
Pool# BA2164
3.00%, 11/1/2045 74,552 66,500
Pool# AS6311
3.50%, 12/1/2045 700,250 649,063
Pool# AS6282
3.50%, 12/1/2045 644,300 598,134
Pool# BC0326
3.50%, 12/1/2045 407,050 377,294
Pool# BC0092
3.50%, 12/1/2045 40,362 37,328
Pool# BC0475
3.50%, 12/1/2045 28,879 26,828
Pool# AS6362
4.50%, 12/1/2045 13,639 13,322

68 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6474
3.50%, 1/1/2046 160,851 149,292
Pool# AS6539
3.50%, 1/1/2046 146,006 135,516
Pool# AL9849
3.50%, 1/1/2046 79,876 74,881
Pool# AS6527
4.00%, 1/1/2046 98,109 93,026
Pool# BC0178
4.50%, 1/1/2046 1,970 1,922
Pool# BC1158
3.50%, 2/1/2046 556,395 515,499
Pool# BC2667
4.00%, 2/1/2046 17,057 16,173
Pool# BC0605
4.00%, 2/1/2046 13,219 12,523
Pool# AL9781
4.50%, 2/1/2046 136,019 135,032
Pool# BC0300
3.50%, 3/1/2046 405,659 375,506
Pool# BM4621
3.50%, 3/1/2046 207,893 195,044
Pool# AS6833
3.50%, 3/1/2046 9,090 8,418
Pool# AS6795
4.00%, 3/1/2046 51,598 48,930
Pool# BA6972
4.00%, 3/1/2046 19,006 18,021
Pool# BC0311
4.50%, 3/1/2046 1,672 1,633
Pool# BC0823
3.50%, 4/1/2046 66,171 61,198
Pool# BA7692
3.50%, 4/1/2046 8,599 7,935
Pool# AS7026
4.00%, 4/1/2046 38,899 36,873
Pool# AS7171
3.50%, 5/1/2046 18,685 17,281
Pool# AS7251
4.00%, 5/1/2046 6,481 6,142
Pool# AS7387
3.50%, 6/1/2046 52,452 48,412
Pool# AL8833
4.00%, 6/1/2046 425,828 407,051
Pool# AS7594
3.50%, 7/1/2046 380,154 350,798
Pool# AS7593
3.50%, 7/1/2046 341,919 315,586
Pool# AL8824
3.50%, 7/1/2046 95,635 88,788
Pool# AS7545
3.50%, 7/1/2046 93,380 86,150
Pool# AS7490
3.50%, 7/1/2046 66,109 61,031
Pool# BC1452
4.00%, 7/1/2046 668,325 633,824
Pool# BD5180
4.50%, 7/1/2046 1,163 1,134
Pool# MA2705
3.00%, 8/1/2046 338,269 300,547
Pool# BC1489
3.00%, 8/1/2046 78,577 70,236
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD4890
3.50%, 8/1/2046 443,002 408,611
Pool# BC9501
3.50%, 8/1/2046 13,852 12,627
Pool# AS7760
4.00%, 8/1/2046 73,782 69,921
Pool# AS7648
4.00%, 8/1/2046 34,640 32,825
Pool# AS7795
4.00%, 8/1/2046 25,956 24,599
Pool# BD3911
4.00%, 8/1/2046 6,643 6,273
Pool# BD3923
4.00%, 8/1/2046 5,869 5,541
Pool# AS7770
4.50%, 8/1/2046 19,970 19,489
Pool# BD5232
4.50%, 8/1/2046 3,516 3,427
Pool# AL8947
3.50%, 9/1/2046 120,306 111,314
Pool# BD4944
3.50%, 9/1/2046 10,619 9,784
Pool# AL9263
3.00%, 10/1/2046 112,429 100,157
Pool# AL9234
3.50%, 10/1/2046 45,486 42,071
Pool# AS8125
3.50%, 10/1/2046 28,555 26,386
Pool# BM3932
3.50%, 10/1/2046 27,116 25,089
Pool# FM1871
4.00%, 10/1/2046 67,026 64,633
Pool# BC4766
4.50%, 10/1/2046 23,770 23,217
Pool# AS8154
4.50%, 10/1/2046 6,380 6,230
Pool# FM1368
3.00%, 11/1/2046 638,860 568,848
Pool# MA2806
3.00%, 11/1/2046 228,219 202,533
Pool# BC9003
3.00%, 11/1/2046 91,781 81,451
Pool# AS8369
3.50%, 11/1/2046 351,980 324,508
Pool# BE5067
3.50%, 11/1/2046 238,173 221,210
Pool# BE0065
3.50%, 11/1/2046 10,352 9,583
Pool# BE5038
4.00%, 11/1/2046 7,457 7,132
Pool# MA2833
3.00%, 12/1/2046 1,916,543 1,700,043
Pool# AS8483
3.00%, 12/1/2046 459,016 405,510
Pool# BC9067
3.00%, 12/1/2046 218,741 194,122
Pool# AS8488
3.00%, 12/1/2046 176,397 157,651
Pool# AS8509
3.00%, 12/1/2046 56,719 50,901
Pool# BM1121
3.50%, 12/1/2046 353,870 326,835

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8492
3.50%, 12/1/2046 349,216 323,143
Pool# AS8572
3.50%, 12/1/2046 268,571 247,387
Pool# AS8417
3.50%, 12/1/2046 217,776 200,689
Pool# BE4224
3.50%, 12/1/2046 8,665 7,990
Pool# AS8650
3.00%, 1/1/2047 782,939 691,447
Pool# AL9697
3.00%, 1/1/2047 442,111 395,125
Pool# AS8647
3.00%, 1/1/2047 333,971 298,400
Pool# BE5775
3.00%, 1/1/2047 287,079 252,755
Pool# AL9774
3.50%, 1/1/2047 228,411 212,381
Pool# BM3204
3.50%, 1/1/2047 177,500 164,438
Pool# BD2440
3.50%, 1/1/2047 132,407 122,045
Pool# AS8692
3.50%, 1/1/2047 120,217 110,828
Pool# BD2450
3.50%, 1/1/2047 89,209 82,346
Pool# BE6548
3.50%, 1/1/2047 47,189 43,506
Pool# BE5856
4.50%, 1/1/2047 5,413 5,284
Pool# BE7115
4.50%, 1/1/2047 5,224 5,085
Pool# BE6503
4.50%, 1/1/2047 2,533 2,467
Pool# BM3908
5.50%, 1/1/2047 24,005 24,764
Pool# MA2895
3.00%, 2/1/2047 2,457,476 2,177,822
Pool# BM3688
3.50%, 2/1/2047 290,218 268,767
Pool# BD5046
3.50%, 2/1/2047 55,737 51,398
Pool# BM5274
4.00%, 2/1/2047 49,261 46,698
Pool# BE7869
4.50%, 2/1/2047 2,774 2,700
Pool# BE8495
4.50%, 2/1/2047 2,577 2,513
Pool# AL9859
3.00%, 3/1/2047 727,051 644,615
Pool# AL9848
3.00%, 3/1/2047 239,205 212,083
Pool# BM5383
4.00%, 3/1/2047 34,693 32,936
Pool# AS8966
4.00%, 3/1/2047 20,158 19,095
Pool# AS8979
4.50%, 3/1/2047 30,654 29,903
Pool# BE9247
4.50%, 3/1/2047 3,882 3,783
Pool# BM3707
2.50%, 4/1/2047 128,093 109,333
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9463
3.50%, 4/1/2047 100,164 92,425
Pool# AS9451
3.50%, 4/1/2047 67,879 62,553
Pool# BD7122
4.00%, 4/1/2047 295,434 279,895
Pool# AS9467
4.00%, 4/1/2047 157,998 149,672
Pool# AS9470
4.50%, 4/1/2047 105,101 102,439
Pool# BH0304
4.50%, 4/1/2047 5,053 4,922
Pool# AS9562
3.00%, 5/1/2047 50,995 45,065
Pool# BM3237
3.50%, 5/1/2047 241,233 223,800
Pool# AS9577
3.50%, 5/1/2047 95,906 87,411
Pool# BM1268
4.00%, 5/1/2047 189,303 179,327
Pool# AS9794
3.50%, 6/1/2047 87,056 80,498
Pool# AS9747
4.00%, 6/1/2047 440,619 417,330
Pool# BM3549
4.00%, 6/1/2047 179,291 169,974
Pool# BE3702
4.00%, 6/1/2047 65,627 62,155
Pool# BM1295
4.50%, 6/1/2047 67,821 66,145
Pool# BE9624
4.50%, 6/1/2047 9,707 9,345
Pool# BM3801
3.00%, 7/1/2047 401,551 356,209
Pool# AS9938
3.50%, 7/1/2047 95,756 88,447
Pool# BM1551
3.50%, 7/1/2047 82,881 76,466
Pool# AS9909
3.50%, 7/1/2047 48,726 44,947
Pool# BM1492
4.00%, 7/1/2047 311,616 295,178
Pool# AS9973
4.00%, 7/1/2047 20,312 19,239
Pool# 890673
3.00%, 8/1/2047 202,596 179,992
Pool# MA3087
3.50%, 8/1/2047 161,573 148,794
Pool# CA0240
3.50%, 8/1/2047 83,338 76,337
Pool# BM1658
3.50%, 8/1/2047 66,862 61,602
Pool# BH7375
3.50%, 8/1/2047 56,864 52,414
Pool# CA0123
4.00%, 8/1/2047 246,284 233,254
Pool# BH2597
4.00%, 8/1/2047 160,833 152,315
Pool# BH5359
4.00%, 8/1/2047 89,581 84,874
Pool# CA0133
4.00%, 8/1/2047 28,914 27,383

70 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM5787
4.00%, 8/1/2047 8,821 8,368
Pool# CA0407
3.50%, 9/1/2047 127,143 116,719
Pool# BH4004
4.00%, 9/1/2047 140,434 133,025
Pool# BM3556
4.00%, 9/1/2047 83,874 79,963
Pool# CA0392
4.00%, 9/1/2047 57,316 54,277
Pool# CA0265
4.00%, 9/1/2047 17,125 16,223
Pool# CA0487
3.50%, 10/1/2047 340,631 312,248
Pool# BM1959
3.50%, 10/1/2047 240,112 221,984
Pool# CA0493
4.00%, 10/1/2047 152,497 144,428
Pool# BM3015
4.00%, 10/1/2047 102,252 97,266
Pool# CA0549
4.00%, 10/1/2047 87,934 83,273
Pool# CA0496
4.50%, 10/1/2047 112,794 109,822
Pool# CA0623
4.50%, 10/1/2047 25,358 24,733
Pool# CA0693
3.50%, 11/1/2047 248,936 228,361
Pool# CA0680
3.50%, 11/1/2047 121,642 112,398
Pool# BM3358
3.50%, 11/1/2047 105,397 97,423
Pool# CA0696
4.00%, 11/1/2047 272,727 258,226
Pool# BM3191
4.00%, 11/1/2047 56,892 53,884
Pool# CA0808
4.00%, 11/1/2047 46,779 44,463
Pool# BM3379
3.00%, 12/1/2047 354,385 315,794
Pool# BJ2492
3.50%, 12/1/2047 153,735 141,028
Pool# MA3211
4.00%, 12/1/2047 408,251 387,469
Pool# BJ1699
4.00%, 12/1/2047 121,138 115,140
Pool# MA3238
3.50%, 1/1/2048 255,634 234,334
Pool# CA0991
3.50%, 1/1/2048 247,199 228,330
Pool# CA1015
4.00%, 1/1/2048 161,776 153,596
Pool# CA1025
4.50%, 1/1/2048 204,014 198,424
Pool# CA1189
3.50%, 2/1/2048 986,338 901,783
Pool# BH9280
3.50%, 2/1/2048 515,671 475,212
Pool# CA1242
3.50%, 2/1/2048 115,211 106,827
Pool# MA3277
4.00%, 2/1/2048 9,098 8,612
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BJ8271
4.50%, 2/1/2048 221,694 215,621
Pool# BJ8269
4.50%, 2/1/2048 170,231 165,771
Pool# BK1586
4.50%, 2/1/2048 150,971 146,859
Pool# BJ8270
4.50%, 2/1/2048 117,884 114,777
Pool# CA4341
3.00%, 3/1/2048 92,122 81,148
Pool# MA3305
3.50%, 3/1/2048 27,310 25,016
Pool# BK1972
4.50%, 3/1/2048 36,825 35,940
Pool# BJ0640
5.00%, 3/1/2048 11,655 11,657
Pool# CA1531
3.50%, 4/1/2048 88,624 82,175
Pool# CA1510
3.50%, 4/1/2048 53,328 48,884
Pool# CA1551
4.00%, 4/1/2048 394,600 373,621
Pool# CA1560
4.50%, 4/1/2048 77,472 75,265
Pool# BJ2681
5.00%, 4/1/2048 29,496 29,473
Pool# MA3348
5.00%, 4/1/2048 2,662 2,662
Pool# BM4024
3.50%, 5/1/2048 55,857 51,814
Pool# MA3358
4.50%, 5/1/2048 120,814 117,475
Pool# MA3374
5.00%, 5/1/2048 7,502 7,502
Pool# CA1898
4.50%, 6/1/2048 96,699 94,061
Pool# CA1951
4.00%, 7/1/2048 95,180 90,090
Pool# BK6577
4.50%, 7/1/2048 9,320 9,059
Pool# CA1988
4.50%, 7/1/2048 3,239 3,151
Pool# BK4766
4.50%, 8/1/2048 165,811 161,287
Pool# CA2376
4.00%, 9/1/2048 94,622 89,463
Pool# MA3472
5.00%, 9/1/2048 9,831 9,826
Pool# MA3495
4.00%, 10/1/2048 135,966 128,596
Pool# BM4664
4.50%, 10/1/2048 58,044 56,437
Pool# CA2493
4.50%, 10/1/2048 55,842 54,290
Pool# BM5024
3.00%, 11/1/2048 461,233 406,713
Pool# FM1001
3.50%, 11/1/2048 32,649 30,018
Pool# MA3521
4.00%, 11/1/2048 147,602 139,571
Pool# MA3536
4.00%, 12/1/2048 109,911 103,885

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA2779
4.50%, 12/1/2048 211,134 205,276
Pool# BN0340
4.50%, 12/1/2048 158,139 153,648
Pool# BM5212
4.50%, 12/1/2048 40,125 39,003
Pool# FM2888
3.50%, 1/1/2049 1,152,007 1,057,609
Pool# MA3563
4.00%, 1/1/2049 1,616,979 1,528,663
Pool# BN3944
4.00%, 1/1/2049 70,949 67,076
Pool# BN3960
4.50%, 1/1/2049 113,596 110,427
Pool# BN6135
4.00%, 2/1/2049 50,084 47,215
Pool# FM2337
4.50%, 2/1/2049 167,027 162,359
Pool# CA3387
4.00%, 4/1/2049 232,350 219,475
Pool# CA3394
5.00%, 4/1/2049 20,813 20,794
Pool# CA3489
4.00%, 5/1/2049 175,352 165,672
Pool# MA3665
4.50%, 5/1/2049 169,936 165,073
Pool# FM1051
4.50%, 5/1/2049 98,108 95,375
Pool# FM7504
3.50%, 6/1/2049 239,185 219,067
Pool# CA3669
4.00%, 6/1/2049 260,454 245,968
Pool# CA3639
4.00%, 6/1/2049 90,506 85,351
Pool# FM8304
4.00%, 7/1/2049 506,447 478,857
Pool# CA3825
4.00%, 7/1/2049 205,834 194,708
Pool# FM7105
3.50%, 8/1/2049 158,841 146,123
Pool# BO5494
3.00%, 11/1/2049 73,656 65,324
Pool# FM2170
4.00%, 11/1/2049 224,525 212,454
Pool# BO6225
3.00%, 12/1/2049 590,781 517,615
Pool# BO5380
3.00%, 12/1/2049 84,384 74,839
Pool# MA3873
4.00%, 12/1/2049 95,666 90,010
Pool# CA5152
3.00%, 2/1/2050 186,355 163,222
Pool# FM2887
3.00%, 3/1/2050 382,651 335,215
Pool# FM0077
3.00%, 3/1/2050 93,849 82,173
Pool# CA5510
3.00%, 4/1/2050 304,252 266,518
Pool# MA4048
3.00%, 6/1/2050 253,492 222,026
Pool# MA4077
2.00%, 7/1/2050 888,523 708,618
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BP6466
3.00%, 7/1/2050 873,454 764,309
Pool# FM6159
3.00%, 7/1/2050 623,013 544,803
Pool# CA6598
2.50%, 8/1/2050 736,420 620,781
Pool# MA4097
3.00%, 8/1/2050 68,035 59,547
Pool# BQ4909
2.00%, 9/1/2050 1,553,276 1,244,390
Pool# CA6985
2.00%, 9/1/2050 788,522 632,883
Pool# FM4226
2.50%, 9/1/2050 1,900,227 1,597,219
Pool# FM4231
2.50%, 9/1/2050 1,798,316 1,507,511
Pool# FM4222
2.50%, 9/1/2050 430,963 363,712
Pool# CA7029
2.50%, 9/1/2050 413,188 348,749
Pool# CA7972
3.00%, 9/1/2050 521,087 455,756
Pool# CA7572
2.50%, 10/1/2050 2,601,189 2,179,696
Pool# CA7368
2.50%, 10/1/2050 1,086,407 911,103
Pool# CA7369
2.50%, 10/1/2050 777,607 651,606
Pool# MA4181
1.50%, 11/1/2050 801,460 603,654
Pool# CA7573
2.50%, 11/1/2050 3,732,662 3,127,823
Pool# FM4859
2.50%, 11/1/2050 908,968 764,028
Pool# FM4808
2.50%, 11/1/2050 737,194 618,242
Pool# FM5480
3.00%, 11/1/2050 465,693 407,115
Pool# FM5169
3.00%, 11/1/2050 464,297 405,989
Pool# FM4969
2.00%, 12/1/2050 1,511,140 1,214,028
Pool# CA8442
2.00%, 1/1/2051 1,853,209 1,486,452
Pool# FM6360
3.00%, 1/1/2051 487,133 425,779
Pool# FM6031
2.00%, 2/1/2051 2,352,436 1,866,325
Pool# CA8893
2.00%, 2/1/2051 956,352 764,910
Pool# CA8823
2.00%, 2/1/2051 956,192 764,782
Pool# BQ9747
2.00%, 2/1/2051 710,368 565,220
Pool# CA8866
2.50%, 2/1/2051 595,636 500,132
Pool# MA4280
1.50%, 3/1/2051 3,287,227 2,474,241
Pool# FM6554
2.00%, 3/1/2051 1,702,194 1,368,104
Pool# MA4281
2.00%, 3/1/2051 1,604,819 1,276,992

72 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6569
2.50%, 3/1/2051 1,975,499 1,651,160
Pool# FM7677
2.50%, 3/1/2051 1,853,119 1,557,128
Pool# FM7460
4.00%, 3/1/2051 649,952 613,737
Pool# CB0149
2.00%, 4/1/2051 292,444 234,518
Pool# BR7647
2.00%, 4/1/2051 203,209 162,956
Pool# BR7703
2.50%, 4/1/2051 322,627 270,200
Pool# MA4325
2.00%, 5/1/2051 842,067 669,919
Pool# CB0400
2.00%, 5/1/2051 272,212 220,135
Pool# CB0514
2.50%, 5/1/2051 1,159,852 977,016
Pool# FS3950
3.00%, 5/1/2051 1,056,990 925,181
Pool# FS1463
4.00%, 5/1/2051 236,827 224,023
Pool# CB0684
2.00%, 6/1/2051 1,191,925 952,476
Pool# CB0819
2.00%, 6/1/2051 1,070,346 855,321
Pool# MA4355
2.00%, 6/1/2051 1,053,592 835,313
Pool# FM7719
2.00%, 6/1/2051 766,836 616,325
Pool# FM8630
1.50%, 7/1/2051 1,314,164 990,659
Pool# MA4378
2.00%, 7/1/2051 1,899,507 1,510,964
Pool# CB1110
2.00%, 7/1/2051 503,707 403,775
Pool# FM8160
2.50%, 7/1/2051 562,973 474,623
Pool# FM8007
2.50%, 7/1/2051 361,174 302,515
Pool# CB1065
2.50%, 7/1/2051 303,937 253,594
Pool# CB1133
2.50%, 7/1/2051 258,489 215,863
Pool# CB1330
2.50%, 8/1/2051 1,336,029 1,119,144
Pool# FM8011
2.50%, 8/1/2051 1,128,025 947,366
Pool# CB1400
3.00%, 8/1/2051 34,732 30,525
Pool# MA4437
2.00%, 10/1/2051 9,379,709 7,433,915
Pool# FM9082
2.00%, 10/1/2051 426,125 341,609
Pool# BU1052
2.00%, 10/1/2051 423,949 340,084
Pool# FM9081
2.00%, 10/1/2051 154,854 124,141
Pool# FS1215
2.50%, 10/1/2051 955,307 796,896
Pool# FS1473
3.50%, 10/1/2051 1,071,408 979,136
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4464
1.50%, 11/1/2051 1,678,656 1,262,633
Pool# CB2038
2.00%, 11/1/2051 5,078,750 4,039,574
Pool# FM9450
2.00%, 11/1/2051 1,707,861 1,370,710
Pool# MA4465
2.00%, 11/1/2051 1,651,221 1,311,136
Pool# FM9411
2.00%, 11/1/2051 1,635,415 1,300,637
Pool# MA4466
2.50%, 11/1/2051 4,785,158 3,972,036
Pool# BU5908
2.00%, 12/1/2051 2,981,157 2,389,325
Pool# CB2297
2.50%, 12/1/2051 3,801,890 3,190,425
Pool# MA4493
2.50%, 12/1/2051 3,078,982 2,557,889
Pool# FM9543
2.50%, 12/1/2051 2,320,266 1,947,083
Pool# CB2410
2.50%, 12/1/2051 1,655,062 1,379,722
Pool# FM9806
2.50%, 12/1/2051 1,412,589 1,185,391
Pool# FM9864
2.50%, 12/1/2051 854,213 716,951
Pool# CB2469
2.50%, 12/1/2051 781,126 654,403
Pool# FM9697
2.50%, 12/1/2051 389,216 326,760
Pool# FS1192
2.00%, 1/1/2052 4,051,934 3,223,119
Pool# FS1095
2.00%, 1/1/2052 2,455,039 1,953,129
Pool# MA4512
2.50%, 1/1/2052 3,798,163 3,160,485
Pool# FS2639
2.50%, 1/1/2052 830,712 691,744
Pool# FS2040
2.00%, 2/1/2052 1,671,505 1,325,863
Pool# BU9905
2.00%, 2/1/2052 820,872 652,269
Pool# CB2868
2.50%, 2/1/2052 1,563,443 1,312,890
Pool# CB3156
2.00%, 3/1/2052 1,721,561 1,375,597
Pool# CB3159
2.50%, 3/1/2052 1,564,891 1,310,373
Pool# CB3016
2.50%, 3/1/2052 817,990 686,737
Pool# CB3237
3.00%, 3/1/2052 786,997 682,250
Pool# BV5355
2.50%, 4/1/2052 804,501 670,090
Pool# CB3368
3.00%, 4/1/2052 805,175 697,840
Pool# CB3362
3.00%, 4/1/2052 764,390 668,558
Pool# FS2141
3.50%, 6/1/2052 903,715 820,163
Pool# CB3915
4.50%, 6/1/2052 62,077 59,503

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS3806
2.50%, 7/1/2052 11,966,583 9,929,707
Pool# MA4653
3.00%, 7/1/2052 738,705 639,797
Pool# MA4733
4.50%, 9/1/2052 851,500 816,027
Pool# CB4673
4.50%, 9/1/2052 787,686 762,286
Pool# CB4831
4.50%, 10/1/2052 1,262,211 1,209,541
Pool# MA4785
5.00%, 10/1/2052 2,771,823 2,729,863
Pool# MA4805
4.50%, 11/1/2052 746,545 715,499
Pool# CB5535
5.00%, 1/1/2053 1,754,934 1,728,006
Pool# CB5642
5.50%, 2/1/2053 642,438 646,307
Pool# FS3801
5.50%, 2/1/2053 171,615 172,337
Pool# CB6065
5.00%, 4/1/2053 923,900 909,866
Pool# CB6004
5.50%, 4/1/2053 2,766,089 2,798,650
Pool# CB6082
5.50%, 4/1/2053 624,437 626,266
Pool# CB6182
5.00%, 5/1/2053 888,235 874,239
Pool# CB6650
5.50%, 6/1/2053 1,976,539 1,999,303
Pool# MA5071
5.00%, 7/1/2053 1,111,234 1,091,852
Pool# FS5214
5.00%, 7/1/2053 678,837 669,606
Pool# FS7303
5.00%, 7/1/2053 561,284 552,440
Pool# MA5073
6.00%, 7/1/2053 1,220,827 1,242,771
Pool# FS5424
4.50%, 8/1/2053 504,887 484,728
Pool# CB6921
6.00%, 8/1/2053 427,165 440,531
Pool# CB7115
6.00%, 9/1/2053 1,350,035 1,388,949
Pool# CB7482
6.00%, 11/1/2053 1,732,091 1,763,856
Pool# CB7484
6.50%, 11/1/2053 1,155,671 1,193,636
Pool# CB7449
6.50%, 11/1/2053 244,034 252,792
Pool# FS6294
6.50%, 11/1/2053 181,125 187,625
Pool# CB7650
6.50%, 12/1/2053 2,351,375 2,467,908
Pool# CB7653
6.50%, 12/1/2053 921,526 961,725
Pool# FS6529
6.50%, 12/1/2053 819,330 853,434
Pool# CB7649
6.50%, 12/1/2053 633,407 666,788
Pool# CB7652
6.50%, 12/1/2053 536,231 559,777
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB7803
6.50%, 1/1/2054 174,450 181,729
Pool# CB7865
6.50%, 1/1/2054 139,698 145,222
Pool# FS7172
6.50%, 2/1/2054 341,593 355,468
Pool# CB8024
6.50%, 2/1/2054 300,738 317,864
Pool# CB8823
6.50%, 7/1/2054 542,042 565,690
Pool# MA5445
6.00%, 8/1/2054 5,318,568 5,407,709
Pool# CB9009
6.00%, 8/1/2054 1,580,289 1,620,730
Pool# CB9010
6.00%, 8/1/2054 338,062 343,905
Pool# CB9031
6.50%, 8/1/2054 1,635,588 1,702,289
Pool# FS8674
6.50%, 8/1/2054 686,049 712,736
Pool# MA5496
5.00%, 10/1/2054 2,298,940 2,254,054
Pool# CB9472
5.00%, 11/1/2054 1,176,412 1,154,796
Pool# CB9738
5.00%, 1/1/2055 1,592,145 1,562,905
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 7/25/2040 2,840,250 2,523,388
2.00%, 7/25/2040 1,249,750 1,141,716
3.50%, 7/25/2040 693,000 668,671
4.00%, 7/25/2040 1,093,000 1,068,977
4.50%, 7/25/2040 215,000 213,612
5.00%, 7/25/2040 35,000 35,252
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.00%, 7/25/2055 1,475,000 1,371,347
4.50%, 7/25/2055 6,625,000 6,336,292
5.00%, 7/25/2055 4,876,000 4,777,993
5.50%, 7/25/2055 9,025,000 9,022,935
6.00%, 7/25/2055 6,850,000 6,960,442
6.50%, 7/25/2055 262,500 271,025
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 530 534
Pool# 486936
6.50%, 2/15/2029 213 219
Pool# 502969
6.00%, 3/15/2029 991 1,017
Pool# 487053
7.00%, 3/15/2029 339 341
Pool# 781014
6.00%, 4/15/2029 562 572
Pool# 509099
7.00%, 6/15/2029 1,598 1,604
Pool# 434505
7.50%, 8/15/2029 27 27
Pool# 781124
7.00%, 12/15/2029 2,219 2,287
Pool# 507396
7.50%, 9/15/2030 17,523 17,590

74 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 531352
7.50%, 9/15/2030 1,271 1,275
Pool# 536334
7.50%, 10/15/2030 103 103
Pool# 486019
7.50%, 1/15/2031 473 475
Pool# 535388
7.50%, 1/15/2031 336 337
Pool# 528589
6.50%, 3/15/2031 5,934 6,018
Pool# 508473
7.50%, 4/15/2031 1,708 1,718
Pool# 544470
8.00%, 4/15/2031 347 348
Pool# 781287
7.00%, 5/15/2031 1,085 1,124
Pool# 781319
7.00%, 7/15/2031 356 373
Pool# 485879
7.00%, 8/15/2031 1,000 1,005
Pool# 572554
6.50%, 9/15/2031 13,276 13,496
Pool# 781328
7.00%, 9/15/2031 1,009 1,046
Pool# 550991
6.50%, 10/15/2031 330 341
Pool# 571267
7.00%, 10/15/2031 134 134
Pool# 555171
6.50%, 12/15/2031 812 842
Pool# 781380
7.50%, 12/15/2031 344 363
Pool# 781481
7.50%, 1/15/2032 1,560 1,635
Pool# 580972
6.50%, 2/15/2032 101 102
Pool# 781401
7.50%, 2/15/2032 1,252 1,339
Pool# 781916
6.50%, 3/15/2032 9,432 9,680
Pool# 552474
7.00%, 3/15/2032 2,512 2,603
Pool# 781478
7.50%, 3/15/2032 670 705
Pool# 781429
8.00%, 3/15/2032 1,224 1,291
Pool# 781431
7.00%, 4/15/2032 4,564 4,785
Pool# 552616
7.00%, 6/15/2032 19,298 19,810
Pool# 570022
7.00%, 7/15/2032 8,345 8,662
Pool# 595077
6.00%, 10/15/2032 2,392 2,518
Pool# 552903
6.50%, 11/15/2032 32,867 34,220
Pool# 552952
6.00%, 12/15/2032 1,785 1,828
Pool# 602102
6.00%, 2/15/2033 10,237 10,333
Pool# 588192
6.00%, 2/15/2033 2,106 2,137
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 553144
5.50%, 4/15/2033 5,272 5,362
Pool# 604243
6.00%, 4/15/2033 3,548 3,632
Pool# 611526
6.00%, 5/15/2033 5,686 5,698
Pool# 553320
6.00%, 6/15/2033 10,899 11,183
Pool# 604788
6.50%, 11/15/2033 30,469 31,442
Pool# 781688
6.00%, 12/15/2033 12,719 13,176
Pool# 604875
6.00%, 12/15/2033 10,910 11,210
Pool# 781690
6.00%, 12/15/2033 4,708 4,876
Pool# 781699
7.00%, 12/15/2033 1,316 1,325
Pool# 621856
6.00%, 1/15/2034 6,673 6,865
Pool# 564799
6.00%, 3/15/2034 4,720 4,793
Pool# 630038
6.50%, 8/15/2034 23,940 25,209
Pool# 781804
6.00%, 9/15/2034 13,148 13,811
Pool# 781847
6.00%, 12/15/2034 10,308 10,828
Pool# 486921
5.50%, 2/15/2035 2,834 2,909
Pool# 781902
6.00%, 2/15/2035 13,888 14,588
Pool# 781933
6.00%, 6/15/2035 1,410 1,481
Pool# 649513
5.50%, 10/15/2035 55,987 57,186
Pool# 649510
5.50%, 10/15/2035 30,530 31,231
Pool# 652207
5.50%, 3/15/2036 33,480 34,415
Pool# 655519
5.00%, 5/15/2036 15,646 15,833
Pool# 652539
5.00%, 5/15/2036 5,345 5,361
Pool# 606308
5.50%, 5/15/2036 5,375 5,533
Pool# 657912
6.50%, 8/15/2036 2,627 2,732
Pool# 697957
4.50%, 3/15/2039 413,570 403,646
Pool# 704630
5.50%, 7/15/2039 14,170 14,592
Pool# 710724
4.50%, 8/15/2039 115,956 113,987
Pool# 722292
5.00%, 9/15/2039 270,005 273,466
Pool# 782803
6.00%, 11/15/2039 126,805 133,227
Pool# 736666
4.50%, 4/15/2040 306,659 295,029
Pool# 733312
4.00%, 9/15/2040 36,601 34,846

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 742235
4.00%, 12/15/2040 69,998 66,640
Pool# 755959
4.00%, 1/15/2041 69,109 65,863
Pool# 755958
4.00%, 1/15/2041 62,855 59,901
Pool# 742244
4.00%, 1/15/2041 54,380 51,771
Pool# 759075
4.00%, 1/15/2041 52,697 50,169
Pool# 753826
4.00%, 1/15/2041 28,674 27,299
Pool# 690662
4.00%, 1/15/2041 17,762 16,910
Pool# 719486
4.00%, 1/15/2041 6,368 6,031
Pool# 759207
4.00%, 2/15/2041 125,773 119,740
Pool# 757555
4.00%, 2/15/2041 13,149 12,532
Pool# 757557
4.00%, 2/15/2041 6,759 6,447
Pool# 738107
4.00%, 3/15/2041 152,881 144,793
Pool# 784637
4.00%, 8/15/2041 47,715 45,630
Pool# 778869
4.00%, 2/15/2042 89,838 85,616
Pool# AD8789
3.50%, 3/15/2043 301,437 280,537
Pool# AD2254
3.50%, 3/15/2043 38,925 36,286
Pool# AA6403
3.00%, 5/15/2043 363,575 329,623
Pool# AD2411
3.50%, 5/15/2043 173,450 162,016
Pool# 783781
3.50%, 6/15/2043 258,812 240,200
Pool# 784015
3.00%, 7/15/2043 69,587 63,089
Pool# 784459
3.00%, 12/15/2046 160,336 143,727
Pool# 784293
3.00%, 12/15/2046 45,732 40,802
Pool# 784355
4.00%, 12/15/2046 66,130 61,901
Pool# 784500
3.00%, 2/15/2047 344,460 308,151
Pool# 784713
3.00%, 2/15/2047 87,658 78,435
Pool# 784747
4.00%, 5/15/2048 46,265 43,615
Pool# 784715
4.00%, 5/15/2048 38,655 36,545
Pool# 785073
4.00%, 9/15/2049 56,253 53,012
Pool# BD4016
3.00%, 10/15/2049 130,531 115,745
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 149,731 152,910
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4245
6.00%, 9/20/2038 60,882 64,940
Pool# 4559
5.00%, 10/20/2039 142,412 144,687
Pool# 4715
5.00%, 6/20/2040 37,040 37,586
Pool# 4747
5.00%, 7/20/2040 415,407 420,513
Pool# 4771
4.50%, 8/20/2040 345,357 342,677
Pool# 4802
5.00%, 9/20/2040 284,777 288,278
Pool# 4834
4.50%, 10/20/2040 93,691 92,964
Pool# 737727
4.00%, 12/20/2040 566,583 539,007
Pool# 737730
4.00%, 12/20/2040 166,755 157,593
Pool# 4923
4.50%, 1/20/2041 147,123 145,981
Pool# 4978
4.50%, 3/20/2041 20,585 20,425
Pool# 5017
4.50%, 4/20/2041 210,916 209,278
Pool# 5056
5.00%, 5/20/2041 71,867 72,662
Pool# 5082
4.50%, 6/20/2041 84,770 83,644
Pool# 5175
4.50%, 9/20/2041 100,413 99,633
Pool# 675523
3.50%, 3/20/2042 113,090 103,366
Pool# 5332
4.00%, 3/20/2042 95,870 91,675
Pool# MA0392
3.50%, 9/20/2042 878,327 821,851
Pool# MA0462
3.50%, 10/20/2042 698,189 653,223
Pool# MA0534
3.50%, 11/20/2042 1,584,278 1,482,079
Pool# MA0625
3.50%, 12/20/2042 333,134 311,644
Pool# MA0698
3.00%, 1/20/2043 365,196 332,673
Pool# MA0852
3.50%, 3/20/2043 368,998 345,084
Pool# MA0934
3.50%, 4/20/2043 336,329 314,496
Pool# AF1001
3.50%, 6/20/2043 297,373 272,169
Pool# MA1376
4.00%, 10/20/2043 145,819 139,133
Pool# AJ9335
3.50%, 10/20/2044 33,436 30,404
Pool# MA2677
3.00%, 3/20/2045 120,933 108,812
Pool# MA2754
3.50%, 4/20/2045 223,227 207,788
Pool# MA2824
2.50%, 5/20/2045 250,133 217,599
Pool# MA2825
3.00%, 5/20/2045 476,042 427,886

76 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AM4381
3.50%, 5/20/2045 306,333 276,948
Pool# MA2891
3.00%, 6/20/2045 805,516 723,780
Pool# MA2892
3.50%, 6/20/2045 169,804 158,024
Pool# MA2960
3.00%, 7/20/2045 278,414 250,148
Pool# 784156
4.00%, 8/20/2045 116,845 110,008
Pool# AO1103
3.50%, 9/20/2045 483,465 443,956
Pool# AO1099
3.50%, 9/20/2045 260,349 239,074
Pool# MA3106
4.00%, 9/20/2045 65,211 61,893
Pool# MA3172
3.00%, 10/20/2045 134,200 120,561
Pool# MA3173
3.50%, 10/20/2045 92,351 85,944
Pool# MA3174
4.00%, 10/20/2045 8,106 7,741
Pool# MA3243
3.00%, 11/20/2045 256,215 230,161
Pool# MA3244
3.50%, 11/20/2045 243,697 226,790
Pool# 784098
3.00%, 12/20/2045 499,715 448,850
Pool# MA3309
3.00%, 12/20/2045 437,581 393,039
Pool# MA3310
3.50%, 12/20/2045 179,957 167,258
Pool# 784111
3.00%, 1/20/2046 260,177 233,681
Pool# MA3377
4.00%, 1/20/2046 36,225 34,337
Pool# 784119
3.00%, 2/20/2046 495,805 445,338
Pool# 784115
3.00%, 2/20/2046 22,672 20,364
Pool# MA3520
3.00%, 3/20/2046 331,195 297,449
Pool# MA3521
3.50%, 3/20/2046 631,650 586,278
Pool# MA3522
4.00%, 3/20/2046 248,230 235,528
Pool# MA3596
3.00%, 4/20/2046 172,508 154,912
Pool# MA3597
3.50%, 4/20/2046 181,712 169,108
Pool# MA3662
3.00%, 5/20/2046 660,849 593,409
Pool# MA3735
3.00%, 6/20/2046 401,547 360,526
Pool# MA3736
3.50%, 6/20/2046 1,028,403 956,536
Pool# MA3804
4.00%, 7/20/2046 38,180 36,144
Pool# MA3873
3.00%, 8/20/2046 864,466 776,063
Pool# MA3876
4.50%, 8/20/2046 40,107 39,252
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3936
3.00%, 9/20/2046 870,396 781,341
Pool# MA3939
4.50%, 9/20/2046 6,410 6,301
Pool# MA4006
4.50%, 10/20/2046 125,356 122,838
Pool# MA4068
3.00%, 11/20/2046 131,331 117,763
Pool# MA4069
3.50%, 11/20/2046 13,535 12,554
Pool# MA4070
4.00%, 11/20/2046 23,695 22,431
Pool# MA4071
4.50%, 11/20/2046 8,357 8,179
Pool# MA4125
2.50%, 12/20/2046 77,434 67,359
Pool# MA4126
3.00%, 12/20/2046 1,345,796 1,207,958
Pool# MA4194
2.50%, 1/20/2047 301,624 262,380
Pool# MA4196
3.50%, 1/20/2047 84,711 78,484
Pool# MA4261
3.00%, 2/20/2047 355,395 318,661
Pool# MA4262
3.50%, 2/20/2047 1,279,023 1,185,003
Pool# MA4264
4.50%, 2/20/2047 9,977 9,743
Pool# MA4321
3.50%, 3/20/2047 640,808 593,703
Pool# AZ1974
3.50%, 4/20/2047 171,067 157,083
Pool# MA4382
3.50%, 4/20/2047 109,783 101,600
Pool# MA4383
4.00%, 4/20/2047 501,680 473,056
Pool# MA4384
4.50%, 4/20/2047 11,837 11,556
Pool# MA4509
3.00%, 6/20/2047 124,798 111,860
Pool# MA4511
4.00%, 6/20/2047 237,384 223,766
Pool# MA4512
4.50%, 6/20/2047 27,936 27,271
Pool# MA4585
3.00%, 7/20/2047 22,730 20,368
Pool# MA4587
4.00%, 7/20/2047 714,154 673,330
Pool# 784471
3.50%, 8/20/2047 277,261 255,701
Pool# BC1888
3.50%, 8/20/2047 269,757 247,704
Pool# MA4652
3.50%, 8/20/2047 249,759 230,780
Pool# MA4653
4.00%, 8/20/2047 37,633 35,348
Pool# 784408
3.50%, 10/20/2047 182,352 167,743
Pool# MA4780
4.50%, 10/20/2047 9,193 8,974
Pool# MA4836
3.00%, 11/20/2047 233,851 209,315

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 77
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4837
3.50%, 11/20/2047 220,675 203,838
Pool# MA4838
4.00%, 11/20/2047 980,368 924,122
Pool# 784421
3.50%, 12/20/2047 270,357 251,351
Pool# MA4900
3.50%, 12/20/2047 159,174 147,636
Pool# MA4962
3.50%, 1/20/2048 322,185 297,538
Pool# MA5018
3.00%, 2/20/2048 88,347 79,244
Pool# MA5019
3.50%, 2/20/2048 16,667 15,390
Pool# 784480
3.50%, 4/20/2048 212,347 195,818
Pool# 784479
3.50%, 4/20/2048 154,046 142,262
Pool# 784481
3.50%, 4/20/2048 66,394 61,039
Pool# MA5137
4.00%, 4/20/2048 204,926 192,659
Pool# BD4034
4.00%, 4/20/2048 73,739 68,916
Pool# MA5138
4.50%, 4/20/2048 84,087 82,085
Pool# MA5192
4.00%, 5/20/2048 377,913 357,158
Pool# MA5265
4.50%, 6/20/2048 151,422 147,693
Pool# MA5331
4.50%, 7/20/2048 68,443 66,701
Pool# MA5398
4.00%, 8/20/2048 380,405 358,460
Pool# MA5399
4.50%, 8/20/2048 186,800 181,969
Pool# MA5465
3.50%, 9/20/2048 60,220 55,542
Pool# MA5466
4.00%, 9/20/2048 85,129 80,243
Pool# BJ2692
4.00%, 11/20/2048 58,406 53,979
Pool# MA5597
5.00%, 11/20/2048 6,206 6,194
Pool# MA5652
4.50%, 12/20/2048 87,047 85,068
Pool# 784656
4.50%, 12/20/2048 51,478 49,117
Pool# BK2856
4.50%, 12/20/2048 11,943 11,379
Pool# MA5653
5.00%, 12/20/2048 18,075 18,073
Pool# MA5712
5.00%, 1/20/2049 67,416 67,499
Pool# MA5818
4.50%, 3/20/2049 61,119 59,686
Pool# MA5878
5.00%, 4/20/2049 7,018 7,016
Pool# MA5987
4.50%, 6/20/2049 403,684 394,242
Pool# MA6041
4.50%, 7/20/2049 109,320 106,032
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6092
4.50%, 8/20/2049 47,143 45,548
Pool# MA6153
3.00%, 9/20/2049 90,206 80,126
Pool# MA6474
3.00%, 2/20/2050 581,380 516,261
Pool# MA6542
3.50%, 3/20/2050 144,441 132,391
Pool# MA6657
3.50%, 5/20/2050 289,639 264,731
Pool# MA6766
3.00%, 7/20/2050 710,288 630,269
Pool# BW4732
2.50%, 8/20/2050 818,179 682,317
Pool# BW6206
2.50%, 8/20/2050 750,526 625,899
Pool# MA6820
3.00%, 8/20/2050 587,428 521,250
Pool# MA6821
3.50%, 8/20/2050 477,821 436,395
Pool# MA6864
2.00%, 9/20/2050 1,103,479 898,866
Pool# BW4741
2.50%, 9/20/2050 834,319 695,778
Pool# BY0776
2.50%, 9/20/2050 542,095 452,077
Pool# BY0805
2.50%, 9/20/2050 505,506 421,567
Pool# MA6994
2.00%, 11/20/2050 1,471,272 1,198,764
Pool# MA7051
2.00%, 12/20/2050 2,092,930 1,704,803
Pool# MA7053
3.00%, 12/20/2050 703,255 623,354
Pool# MA7136
2.50%, 1/20/2051 1,532,190 1,303,444
Pool# MA7192
2.00%, 2/20/2051 3,731,327 3,041,371
Pool# MA7367
2.50%, 5/20/2051 3,160,886 2,687,937
Pool# MA7472
2.50%, 7/20/2051 2,750,666 2,338,132
Pool# MA7534
2.50%, 8/20/2051 2,295,978 1,951,630
Pool# MA7647
1.50%, 10/20/2051 343,035 266,948
Pool# MA7648
2.00%, 10/20/2051 3,001,584 2,444,866
Pool# MA7650
3.00%, 10/20/2051 1,919,590 1,699,853
Pool# MA7704
2.00%, 11/20/2051 767,888 625,581
Pool# MA7705
2.50%, 11/20/2051 1,340,316 1,139,291
Pool# MA7766
2.00%, 12/20/2051 2,946,447 2,399,930
Pool# MA7767
2.50%, 12/20/2051 1,488,899 1,265,585
Pool# MA7826
2.00%, 1/20/2052 963,330 784,646
Pool# MA7935
2.00%, 3/20/2052 3,069,333 2,500,000

78 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 786843
3.00%, 3/20/2052 417,192 365,952
Pool# MA7986
2.00%, 4/20/2052 3,429,439 2,793,339
Pool# MA7987
2.50%, 4/20/2052 3,911,777 3,325,052
Pool# MA8042
2.50%, 5/20/2052 703,662 598,120
Pool# MA8043
3.00%, 5/20/2052 798,833 706,843
Pool# MA8147
2.50%, 7/20/2052 222,921 189,497
Pool# MA8148
3.00%, 7/20/2052 1,542,659 1,365,293
Pool# MA8197
2.50%, 8/20/2052 879,955 750,688
Pool# MA8265
3.00%, 9/20/2052 384,574 340,389
Pool# MA8491
5.50%, 12/20/2052 665,646 672,173
Pool# MA8726
5.50%, 3/20/2053 288,429 290,318
Pool# MA8800
5.00%, 4/20/2053 999,978 987,962
Pool# MA8801
5.50%, 4/20/2053 1,286,552 1,294,975
Pool# MA8879
5.50%, 5/20/2053 490,068 493,132
Pool# MA8946
4.50%, 6/20/2053 3,091,649 2,972,440
Pool# MA8948
5.50%, 6/20/2053 1,135,084 1,142,181
Pool# MA9016
5.00%, 7/20/2053 2,566,133 2,527,138
Pool# 786798
5.50%, 7/20/2053 403,536 407,667
Pool# MA9243
6.50%, 10/20/2053 717,381 738,317
Pool# MA9605
5.50%, 4/20/2054 1,454,684 1,459,770
Pool# MA9780
6.00%, 7/20/2054 1,803,527 1,833,904
Pool# MA9851
5.50%, 8/20/2054 1,139,834 1,142,587
Pool# MA9852
6.00%, 8/20/2054 2,232,506 2,268,604
Pool# MB0024
4.50%, 11/20/2054 1,307,681 1,252,262
Pool# MB0028
6.50%, 11/20/2054 158,525 162,961
Pool# MB0149
6.50%, 1/20/2055 324,749 333,837
Pool# MB0207
6.50%, 2/20/2055 535,176 550,387
Pool# MB0261
6.50%, 3/20/2055 49,617 51,017
GNMA TBA
4.00%, 7/15/2055 3,814,000 3,545,572
4.50%, 7/15/2055 2,625,000 2,512,277
5.00%, 7/15/2055 6,525,000 6,408,511
5.50%, 7/15/2055 5,950,000 5,957,808
6.00%, 7/15/2055 5,400,000 5,478,879
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
6.50%, 7/15/2055 2,785,596 2,859,497
6.50%, 8/15/2055 639,404 655,118
Total Mortgage-Backed Securities
(cost $606,459,685)
553,261,045
Municipal Bonds 0 .5%
California 0 .2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 112,435
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 262,891
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 60,232
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 68,838
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 335,307
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 88,199
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 210,126
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 159,787
Series F, 6.58%, 5/15/2049 200,000 213,235
Series N, 3.26%, 5/15/2060 230,000 145,132
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 102,547
State of California
7.55%, 4/1/2039 1,410,000 1,689,859
7.63%, 3/1/2040 425,000 508,714
University of California
Series BD, 3.35%, 7/1/2029 200,000 195,775
Series AQ, 4.77%,
5/15/2115 150,000 122,264
4,275,341
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 536,366
Florida 0 .0%
†
State Board of Administration
Finance Corp., RB, Series
A, 2.15%, 7/1/2030 105,000 93,949
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 461,000 491,960

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 79
Municipal Bonds
Principal
Amount ($) Value ($)
Illinois 0 .1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 276,872 306,673
State of Illinois, GO, 5.10%,
6/1/2033 824,559 827,020
1,133,693
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
Series A, 3.62%, 2/1/2029 31,919 31,702
Series A, 4.48%, 8/1/2039 50,000 47,473
5.20%, 12/1/2039 95,000 95,506
174,681
Michigan 0 .0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 61,108
New Jersey 0 .0%
†
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 125,000 132,016
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 525,820
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 250,839
908,675
New York 0 .1%
City of New York
Series B, 5.26%, 10/1/2052 35,000 33,666
Series D-1, 5.11%,
10/1/2054 35,000 32,937
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 400,000 471,981
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 293,068
New York State Dormitory
Authority
Series 2025B, 5.23%,
7/1/2035 100,000 101,973
Series F, 5.63%, 3/15/2039 250,000 257,159
Port Authority of New York &
New Jersey
Series 159, 6.04%,
12/1/2029 620,000 664,866
3.18%, 7/15/2060 135,000 87,375
1,943,025
Municipal Bonds
Principal
Amount ($) Value ($)
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 99,842
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 145,996
245,838
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 57,565
4.38%, 11/1/2045 60,000 56,594
114,159
South Carolina 0 .0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 104,599
Texas 0 .1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 185,364
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 204,396
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 69,168
Series A, 4.51%, 11/1/2051 45,000 38,806
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 30,695
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 150,000 152,849
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 132,401 135,417
Series A-2, 5.17%,
4/1/2041 140,000 141,415
958,110
Virginia 0 .0%
†
University of Virginia,
RB, 2.26%, 9/1/2050 90,000 51,240
Total Municipal Bonds
(cost $11,356,074)
11,092,744
Supranational 1 .1%
African Development Bank
4.38%, 3/14/2028 500,000 507,838
3.50%, 9/18/2029 200,000 197,477
4.00%, 3/18/2030 150,000 151,035
Asian Development Bank
1.50%, 1/20/2027 760,000 733,049

80 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
Asian Development Bank
3.75%, 4/25/2028 1,250,000 1,250,107
4.50%, 8/25/2028 700,000 715,211
1.88%, 1/24/2030 500,000 459,214
4.00%, 1/12/2033 350,000 347,989
3.88%, 6/14/2033 200,000 196,577
4.13%, 1/12/2034 400,000 397,125
4.38%, 3/22/2035 115,000 115,968
Asian Infrastructure
Investment Bank (The)
4.00%, 1/18/2028 350,000 352,197
4.13%, 1/18/2029 1,000,000 1,010,831
4.50%, 1/16/2030 55,000 56,492
Corp. Andina de Fomento,
5.00%, 1/24/2029 200,000 205,178
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029(b) 1,000,000 1,010,742
European Investment Bank
0.75%, 10/26/2026(b) 290,000 278,366
2.38%, 5/24/2027(b) 2,000,000 1,948,142
4.50%, 3/14/2030(b) 45,000 46,305
3.63%, 7/15/2030 900,000 890,591
1.25%, 2/14/2031 300,000 260,275
4.25%, 8/16/2032 120,000 121,610
3.75%, 2/14/2033(b) 900,000 881,759
4.13%, 2/13/2034 400,000 397,487
4.63%, 2/12/2035(b) 100,000 102,874
Inter-American Development
Bank
2.00%, 7/23/2026 1,000,000 979,338
2.25%, 6/18/2029 250,000 235,721
3.50%, 9/14/2029 900,000 889,201
4.50%, 2/15/2030 50,000 51,393
3.75%, 6/14/2030 50,000 49,790
1.13%, 1/13/2031 400,000 344,830
3.63%, 9/17/2031 200,000 195,812
3.50%, 4/12/2033 750,000 717,857
4.38%, 7/17/2034 210,000 211,786
Inter-American Investment
Corp.
4.25%, 2/14/2029(b) 200,000 202,237
4.25%, 4/1/2030 100,000 101,235
International Bank for
Reconstruction &
Development
1.88%, 10/27/2026 400,000 389,628
2.50%, 11/22/2027 1,000,000 971,492
3.50%, 7/12/2028 1,000,000 992,555
1.13%, 9/13/2028 1,000,000 920,717
3.88%, 10/16/2029 75,000 75,176
3.88%, 2/14/2030 850,000 851,340
4.13%, 3/20/2030 310,000 313,798
0.88%, 5/14/2030 1,000,000 869,211
4.00%, 7/25/2030 300,000 301,880
4.00%, 1/10/2031 700,000 702,744
1.63%, 11/3/2031 1,000,000 866,853
4.63%, 1/15/2032 60,000 62,049
4.00%, 5/6/2032 40,000 39,886
4.75%, 11/14/2033 600,000 623,739
3.88%, 8/28/2034 300,000 291,438
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development
International Finance Corp.,
4.50%, 7/13/2028 400,000 408,473
Nordic Investment Bank,
4.38%, 3/14/2028 500,000 507,734
Total Supranational
(cost $26,314,001)
25,802,352
U.S. Government Agency Securities 0 .4%
FHLB, 5.50%, 7/15/2036(b) 1,500,000 1,634,922
FHLMC
0.38%, 7/21/2025 1,165,000 1,162,458
6.25%, 7/15/2032(b) 1,245,000 1,411,587
FNMA
6.25%, 5/15/2029 2,500,000 2,722,760
7.25%, 5/15/2030 2,000,000 2,303,358
0.88%, 8/5/2030 440,000 380,148
Tennessee Valley Authority
4.88%, 1/15/2048 500,000 471,780
5.25%, 2/1/2055(b) 25,000 24,385
Total U.S. Government Agency Securities
(cost $10,602,025)
10,111,398
U.S. Treasury Obligations 44 .7%
U.S. Treasury Bonds
6.50%, 11/15/2026 3,000,000 3,118,242
5.50%, 8/15/2028 (b) 3,000,000 3,162,656
5.38%, 2/15/2031 250,000 268,906
4.25%, 5/15/2039 1,810,000 1,762,134
4.50%, 8/15/2039 1,080,000 1,075,950
4.38%, 11/15/2039 300,000 294,082
1.13%, 5/15/2040 6,000,000 3,730,313
4.38%, 5/15/2040 450,000 439,822
1.13%, 8/15/2040 3,000,000 1,845,586
3.88%, 8/15/2040 1,000,000 919,961
1.38%, 11/15/2040 4,865,000 3,099,347
1.88%, 2/15/2041 5,000,000 3,439,063
4.75%, 2/15/2041 (b) 1,000,000 1,013,008
2.25%, 5/15/2041 4,330,000 3,144,663
1.75%, 8/15/2041 4,300,000 2,854,797
3.75%, 8/15/2041 2,910,000 2,607,064
2.00%, 11/15/2041 11,500,000 7,908,945
3.13%, 11/15/2041 4,100,000 3,362,480
2.38%, 2/15/2042 3,000,000 2,182,500
3.13%, 2/15/2042 1,000,000 816,563
3.00%, 5/15/2042 (b) 1,000,000 798,516
3.25%, 5/15/2042 2,000,000 1,654,297
2.75%, 8/15/2042 1,000,000 765,195
3.38%, 8/15/2042 1,473,000 1,236,342
2.75%, 11/15/2042 1,500,000 1,142,637
4.00%, 11/15/2042 3,000,000 2,736,914
3.13%, 2/15/2043 1,750,000 1,407,314
3.88%, 2/15/2043 1,331,000 1,191,453
2.88%, 5/15/2043 2,850,000 2,196,615
4.38%, 8/15/2043 1,000,000 953,164
4.75%, 11/15/2043 1,008,000 1,006,937

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 81
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.63%, 2/15/2044 3,500,000 2,996,465
4.50%, 2/15/2044 (b) 5,911,000 5,711,504
3.38%, 5/15/2044 4,000,000 3,290,156
4.63%, 5/15/2044 2,000,000 1,961,328
3.13%, 8/15/2044 3,700,000 2,917,363
4.13%, 8/15/2044 946,000 866,662
3.00%, 11/15/2044 5,500,000 4,235,215
4.63%, 11/15/2044 1,270,000 1,243,211
2.50%, 2/15/2045 3,500,000 2,463,945
4.75%, 2/15/2045 (b) 1,845,000 1,835,198
3.00%, 5/15/2045 (b) 4,840,000 3,707,327
2.88%, 8/15/2045 3,300,000 2,467,395
2.50%, 2/15/2046 2,500,000 1,732,422
2.50%, 5/15/2046 3,000,000 2,071,992
3.00%, 2/15/2047 2,000,000 1,501,484
3.00%, 5/15/2047 2,000,000 1,497,734
2.75%, 8/15/2047 2,500,000 1,781,836
2.75%, 11/15/2047 3,200,000 2,275,500
3.00%, 2/15/2048 3,000,000 2,229,023
3.13%, 5/15/2048 2,000,000 1,517,422
3.00%, 8/15/2048 3,000,000 2,218,711
3.38%, 11/15/2048 4,000,000 3,164,219
3.00%, 2/15/2049 3,000,000 2,210,391
2.88%, 5/15/2049 3,500,000 2,512,480
2.25%, 8/15/2049 3,000,000 1,881,914
2.38%, 11/15/2049 800,000 514,531
2.00%, 2/15/2050 2,630,000 1,544,303
1.25%, 5/15/2050 (b) 2,700,000 1,296,844
1.38%, 8/15/2050 5,000,000 2,465,234
1.63%, 11/15/2050 3,590,000 1,891,341
1.88%, 2/15/2051 6,400,000 3,595,000
2.38%, 5/15/2051 5,000,000 3,170,508
2.00%, 8/15/2051 7,200,000 4,150,969
1.88%, 11/15/2051 7,100,000 3,949,930
2.25%, 2/15/2052 6,000,000 3,664,922
2.88%, 5/15/2052 5,500,000 3,870,625
3.00%, 8/15/2052 5,200,000 3,753,547
4.00%, 11/15/2052 (b) 4,800,000 4,197,938
3.63%, 2/15/2053 5,100,000 4,163,273
3.63%, 5/15/2053 5,200,000 4,241,250
4.13%, 8/15/2053 5,000,000 4,466,211
4.75%, 11/15/2053 4,829,000 4,785,237
4.25%, 2/15/2054 6,220,000 5,673,806
4.63%, 5/15/2054 4,700,000 4,564,875
4.25%, 8/15/2054 7,113,000 6,495,614
4.50%, 11/15/2054 (b) 3,733,000 3,557,432
4.63%, 2/15/2055 (b) 4,236,000 4,123,481
4.75%, 5/15/2055 3,556,000 3,535,998
U.S. Treasury Notes
4.50%, 7/15/2026 2,000,000 2,010,527
0.63%, 7/31/2026 2,000,000 1,929,453
4.38%, 8/15/2026 6,000,000 6,026,016
0.75%, 8/31/2026 5,000,000 4,818,945
1.38%, 8/31/2026 4,500,000 4,368,867
4.63%, 9/15/2026 (b) 7,000,000 7,056,328
0.88%, 9/30/2026 8,000,000 7,706,250
1.63%, 9/30/2026 (b) 7,000,000 6,806,953
1.13%, 10/31/2026 8,000,000 7,714,688
1.63%, 10/31/2026 (b) 8,000,000 7,767,188
4.63%, 11/15/2026 4,000,000 4,038,750
1.25%, 11/30/2026 2,000,000 1,928,437
4.25%, 11/30/2026 6,000,000 6,030,938
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.38%, 12/15/2026 10,000,000 10,074,609
1.25%, 12/31/2026 6,000,000 5,775,703
4.25%, 12/31/2026 13,593,000 13,672,115
4.00%, 1/15/2027 (b) 8,000,000 8,019,062
4.13%, 1/31/2027 (b) 14,862,000 14,929,924
2.25%, 2/15/2027 1,200,000 1,170,750
4.13%, 2/15/2027 10,000,000 10,048,047
1.88%, 2/28/2027 2,500,000 2,423,145
4.25%, 3/15/2027 7,500,000 7,556,836
2.50%, 3/31/2027 (b) 2,500,000 2,446,582
3.88%, 3/31/2027 7,634,000 7,645,928
4.50%, 4/15/2027 5,000,000 5,062,305
2.75%, 4/30/2027 3,500,000 3,437,930
3.75%, 4/30/2027 10,734,000 10,732,323
2.38%, 5/15/2027 5,700,000 5,559,059
2.63%, 5/31/2027 3,000,000 2,938,008
3.88%, 5/31/2027 7,326,000 7,343,170
4.63%, 6/15/2027 3,000,000 3,049,687
3.75%, 6/30/2027 830,000 830,519
4.38%, 7/15/2027 5,000,000 5,062,305
2.75%, 7/31/2027 3,000,000 2,941,523
2.25%, 8/15/2027 5,300,000 5,141,000
3.75%, 8/15/2027 15,000,000 15,007,031
0.50%, 8/31/2027 8,000,000 7,468,438
3.13%, 8/31/2027 3,000,000 2,963,086
3.38%, 9/15/2027 12,150,000 12,065,994
4.13%, 9/30/2027 4,000,000 4,036,406
0.50%, 10/31/2027 3,000,000 2,786,250
4.13%, 10/31/2027 (b) 2,000,000 2,018,281
2.25%, 11/15/2027 5,390,000 5,212,088
4.13%, 11/15/2027 2,000,000 2,018,516
0.63%, 11/30/2027 8,500,000 7,901,348
3.88%, 11/30/2027 3,000,000 3,011,484
3.88%, 12/31/2027 4,500,000 4,518,984
4.25%, 1/15/2028 827,000 837,693
0.75%, 1/31/2028 4,000,000 3,711,094
3.50%, 1/31/2028 4,000,000 3,979,688
2.75%, 2/15/2028 8,000,000 7,809,688
4.25%, 2/15/2028 812,000 822,975
1.13%, 2/29/2028 3,000,000 2,805,352
4.00%, 2/29/2028 2,500,000 2,518,945
3.88%, 3/15/2028 793,000 796,810
1.25%, 3/31/2028 1,500,000 1,404,551
3.63%, 3/31/2028 1,000,000 998,281
1.25%, 4/30/2028 5,000,000 4,673,242
3.50%, 4/30/2028 10,430,000 10,373,368
2.88%, 5/15/2028 7,000,000 6,843,867
1.25%, 5/31/2028 4,000,000 3,731,562
3.63%, 5/31/2028 (b) 5,500,000 5,488,398
3.88%, 6/15/2028 1,514,000 1,522,043
1.25%, 6/30/2028 4,000,000 3,723,906
4.00%, 6/30/2028 4,200,000 4,236,094
1.00%, 7/31/2028 4,000,000 3,687,656
4.13%, 7/31/2028 3,000,000 3,036,211
2.88%, 8/15/2028 5,500,000 5,364,648
1.13%, 8/31/2028 4,000,000 3,693,438
4.38%, 8/31/2028 4,000,000 4,078,906
1.25%, 9/30/2028 4,500,000 4,163,379
4.63%, 9/30/2028 7,100,000 7,296,637
1.38%, 10/31/2028 7,000,000 6,490,586
4.88%, 10/31/2028 6,000,000 6,215,625
3.13%, 11/15/2028 5,000,000 4,906,641

82 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.50%, 11/30/2028 3,000,000 2,788,242
4.38%, 11/30/2028 3,000,000 3,062,461
1.38%, 12/31/2028 5,000,000 4,619,141
3.75%, 12/31/2028 3,000,000 3,002,695
1.75%, 1/31/2029 2,000,000 1,868,437
4.00%, 1/31/2029 4,000,000 4,036,094
2.63%, 2/15/2029 7,772,000 7,484,497
1.88%, 2/28/2029 4,000,000 3,748,594
2.38%, 3/31/2029 5,000,000 4,764,062
4.13%, 3/31/2029 3,000,000 3,040,547
2.88%, 4/30/2029 5,000,000 4,847,461
4.63%, 4/30/2029 6,000,000 6,187,500
2.38%, 5/15/2029 5,700,000 5,422,125
2.75%, 5/31/2029 3,500,000 3,375,039
4.50%, 5/31/2029 (b) 4,000,000 4,109,062
3.25%, 6/30/2029 11,000,000 10,798,906
4.25%, 6/30/2029 5,000,000 5,092,969
2.63%, 7/31/2029 9,500,000 9,099,590
4.00%, 7/31/2029 3,000,000 3,028,008
1.63%, 8/15/2029 3,000,000 2,762,578
3.13%, 8/31/2029 4,000,000 3,903,438
3.50%, 9/30/2029 5,650,000 5,593,059
3.88%, 9/30/2029 3,500,000 3,516,133
4.00%, 10/31/2029 (b) 5,500,000 5,552,422
4.13%, 10/31/2029 (b) 8,128,000 8,244,205
1.75%, 11/15/2029 4,000,000 3,683,438
3.88%, 11/30/2029 3,000,000 3,013,242
4.13%, 11/30/2029 3,000,000 3,044,063
3.88%, 12/31/2029 3,000,000 3,012,773
4.38%, 12/31/2029 2,678,000 2,744,427
3.50%, 1/31/2030 3,000,000 2,965,078
4.25%, 1/31/2030 5,212,000 5,314,815
1.50%, 2/15/2030 4,700,000 4,253,133
4.00%, 2/28/2030 3,700,000 3,735,988
3.63%, 3/31/2030 2,800,000 2,779,984
4.00%, 3/31/2030 (b) 4,861,000 4,906,192
3.50%, 4/30/2030 4,000,000 3,948,594
3.88%, 4/30/2030 3,333,000 3,346,020
0.63%, 5/15/2030 6,740,000 5,799,033
3.75%, 5/31/2030 2,500,000 2,494,434
4.00%, 5/31/2030 (b) 5,284,000 5,335,189
3.75%, 6/30/2030 3,000,000 2,992,383
3.88%, 6/30/2030 4,409,000 4,425,878
4.00%, 7/31/2030 3,000,000 3,026,133
0.63%, 8/15/2030 7,000,000 5,969,961
4.13%, 8/31/2030 3,000,000 3,043,359
4.63%, 9/30/2030 2,500,000 2,594,043
4.88%, 10/31/2030 2,000,000 2,099,453
0.88%, 11/15/2030 8,400,000 7,205,297
4.38%, 11/30/2030 3,000,000 3,077,578
3.75%, 12/31/2030 3,000,000 2,985,117
4.00%, 1/31/2031 2,000,000 2,014,141
1.13%, 2/15/2031 9,000,000 7,787,109
4.25%, 2/28/2031 3,000,000 3,057,891
4.13%, 3/31/2031 4,000,000 4,050,312
4.63%, 4/30/2031 3,000,000 3,114,844
1.63%, 5/15/2031 5,500,000 4,850,742
4.63%, 5/31/2031 3,000,000 3,114,492
4.25%, 6/30/2031 4,000,000 4,073,906
4.13%, 7/31/2031 3,500,000 3,540,195
1.25%, 8/15/2031 9,500,000 8,126,953
3.63%, 9/30/2031 6,000,000 5,899,688
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 10/31/2031 3,550,000 3,587,025
1.38%, 11/15/2031 7,500,000 6,416,895
4.13%, 11/30/2031 11,000,000 11,111,289
4.50%, 12/31/2031 1,313,000 1,353,826
4.38%, 1/31/2032 1,735,000 1,776,138
1.88%, 2/15/2032 7,100,000 6,236,906
4.13%, 2/29/2032 3,605,000 3,637,952
4.13%, 3/31/2032 (b) 1,117,000 1,126,905
4.00%, 4/30/2032 1,218,000 1,219,523
2.88%, 5/15/2032 7,960,000 7,427,053
4.13%, 5/31/2032 2,732,000 2,755,051
4.00%, 6/30/2032 4,070,000 4,073,180
2.75%, 8/15/2032 6,260,000 5,774,850
4.13%, 11/15/2032 4,900,000 4,933,879
3.50%, 2/15/2033 8,700,000 8,386,664
3.38%, 5/15/2033 7,500,000 7,149,316
3.88%, 8/15/2033 (b) 9,200,000 9,059,844
4.50%, 11/15/2033 9,000,000 9,244,687
4.00%, 2/15/2034 10,000,000 9,895,703
4.38%, 5/15/2034 9,500,000 9,648,066
3.88%, 8/15/2034 (b) 12,480,000 12,185,063
4.25%, 11/15/2034 (b) 9,290,000 9,320,483
4.63%, 2/15/2035 9,421,000 9,719,822
4.25%, 5/15/2035 7,698,000 7,710,028
Total U.S. Treasury Obligations
(cost $1,075,458,201)
1,015,505,583
Repurchase Agreements 3 .7%
Bank of America NA
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $1,000,122,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025; total
market value $1,020,001.
(h)(i) 1,000,000 1,000,000
BNP Paribas Securities
Corp.
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $15,001,821,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054;
total market value
$15,300,000. (h)(i) 15,000,000 15,000,000

NVIT Bond Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 83
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $9,001,095,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 5.56%, maturing
10/20/2034 - 2/20/2070;
total market value
$9,180,000. (h)(i) 9,000,000 9,000,000
Cantor Fitzgerald & Co.
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $6,250,179,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$6,374,404. (h)(i) 6,249,415 6,249,415
ING Financial Services LLC
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,214,
collateralized by U.S.
Government Agency
Securities, ranging from
4.00% - 6.00%, maturing
9/1/2047 - 5/1/2055;
total market value
$10,200,000. (h)(i) 10,000,000 10,000,000
Pershing LLC
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $42,005,133,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $42,840,129. (h)(i) 42,000,000 42,000,000
Total Repurchase Agreements
(cost $83,249,415)
83,249,415
Total Investments
(cost $2,486,679,133) — 102.6%
2,329,828,175
Liabilities in excess of other
assets — (2.6)% (58,031,179)
NET ASSETS — 100.0%
$ 2,271,796,996
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of June 30, 2025.
(b) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $300,505,274, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $83,249,415 and by $226,640,721 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 2/15/2055, a total value of $309,890,136.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$4,074,366 which represents 0.18% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2025.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2025.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $83,249,415.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

84 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks 97 .6%
Shares Value ($)
AUSTRALIA 6 .7%
Banks 2 .2%
ANZ Group Holdings Ltd. 138,156 2,651,705
Commonwealth Bank of
Australia 78,323 9,524,421
National Australia Bank Ltd. 144,061 3,732,250
Westpac Banking Corp. 161,087 3,590,187
19,498,563
Broadline Retail 0 .3%
Wesfarmers Ltd. 53,505 2,984,646
Capital Markets 0 .3%
ASX Ltd. 9,714 446,022
Macquarie Group Ltd. 16,835 2,534,754
2,980,776
Commercial Services & Supplies 0 .1%
Brambles Ltd. 63,023 971,495
Consumer Staples Distribution & Retail 0 .2%
Coles Group Ltd. 63,619 872,696
Woolworths Group Ltd. 57,901 1,185,613
2,058,309
Diversified REITs 0 .0%
†
Stockland 119,933 424,252
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 183,468 584,440
Electric Utilities 0 .1%
Origin Energy Ltd. 77,949 553,610
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 10,775 298,227
Gas Utilities 0 .0%
†
APA Group 58,397 314,020
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 2,954 584,113
Health Care Providers & Services 0 .1%
Sigma Healthcare Ltd.(a) 218,818 430,093
Sonic Healthcare Ltd. 20,581 362,903
792,996
Health Care Technology 0 .1%
Pro Medicus Ltd. 2,601 488,112
Hotels, Restaurants & Leisure 0 .2%
Aristocrat Leisure Ltd. 26,434 1,133,947
Lottery Corp. Ltd. (The) 100,373 352,119
1,486,066
Industrial REITs 0 .2%
Goodman Group 94,440 2,128,636
Insurance 0 .3%
Insurance Australia Group
Ltd. 107,290 637,690
Medibank Pvt Ltd. 137,527 457,799
QBE Insurance Group Ltd. 70,799 1,090,046
Suncorp Group Ltd. 49,569 705,058
2,890,593
Interactive Media & Services 0 .1%
CAR Group Ltd. 18,775 462,451
REA Group Ltd. 2,651 419,645
882,096
Metals & Mining 1 .6%
BHP Group Ltd. 237,852 5,716,657
BlueScope Steel Ltd. 19,787 302,577
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining
Evolution Mining Ltd. 94,891 494,915
Fortescue Ltd. 79,941 804,489
Glencore plc 476,747 1,856,395
Northern Star Resources Ltd. 62,311 770,708
Rio Tinto Ltd. 17,213 1,213,774
Rio Tinto plc 52,474 3,057,794
South32 Ltd. 204,208 391,456
14,608,765
Oil, Gas & Consumable Fuels 0 .2%
Santos Ltd. 154,767 778,647
Woodside Energy Group Ltd. 88,284 1,360,597
2,139,244
Passenger Airlines 0 .0%
†
Qantas Airways Ltd. 34,552 244,268
Professional Services 0 .1%
Computershare Ltd. 24,132 633,625
Retail REITs 0 .1%
Scentre Group 252,051 592,405
Vicinity Ltd. 174,494 284,752
877,157
Software 0 .1%
WiseTech Global Ltd. 9,395 674,289
Trading Companies & Distributors 0 .1%
Reece Ltd.(a) 12,076 114,066
SGH Ltd.(a) 9,177 326,623
440,689
Transportation Infrastructure 0 .1%
Transurban Group 145,311 1,337,975
60,876,962
AUSTRIA 0 .2%
Banks 0 .1%
Erste Group Bank AG 14,308 1,216,112
Electric Utilities 0 .0%
†
Verbund AG 3,071 235,855
Oil, Gas & Consumable Fuels 0 .1%
OMV AG 7,402 402,389
Paper & Forest Products 0 .0%
†
Mondi plc 19,906 325,079
2,179,435
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 10,796 1,110,452
Beverages 0 .4%
Anheuser-Busch InBev SA/
NV 45,959 3,159,845
Chemicals 0 .0%
†
Syensqo SA(a) 3,342 258,557
Distributors 0 .0%
†
D'ieteren Group 959 205,914
Electric Utilities 0 .0%
†
Elia Group SA/NV 2,326 267,729
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 4,158 353,904

NVIT International Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
BELGIUM
Financial Services
Sofina SA(a) 771 254,136
608,040
Food Products 0 .0%
†
Lotus Bakeries NV 22 211,948
Insurance 0 .1%
Ageas SA/NV 7,205 486,504
Pharmaceuticals 0 .1%
UCB SA 5,774 1,134,361
7,443,350
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 7,467 275,828
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 19,587 486,650
CHINA 0 .6%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 169,000 735,144
Broadline Retail 0 .4%
Prosus NV 61,613 3,451,368
Food Products 0 .0%
†
Wilmar International Ltd. 86,194 194,482
Machinery 0 .0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 116,500 203,607
Marine Transportation 0 .1%
SITC International Holdings
Co. Ltd. 69,000 221,486
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The)(a) 48,708 148,542
4,954,629
DENMARK 2 .2%
Air Freight & Logistics 0 .2%
DSV A/S 9,503 2,282,803
Banks 0 .1%
Danske Bank A/S 32,070 1,307,514
Beverages 0 .1%
Carlsberg A/S, Class B 4,304 610,518
Biotechnology 0 .1%
Genmab A/S* 3,007 622,213
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 4,570 213,805
Chemicals 0 .1%
Novonesis Novozymes B,
Class B 16,585 1,190,900
Electrical Equipment 0 .1%
Vestas Wind Systems A/S 46,228 694,629
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 6,145 584,834
Demant A/S* 3,737 156,059
740,893
Common Stocks
Shares Value ($)
DENMARK
Independent Power and Renewable Electricity Producers
0 .0%
†
Orsted A/S Reg. S*(b) 7,583 325,588
Insurance 0 .0%
†
Tryg A/S 16,965 438,687
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 132 243,772
AP Moller - Maersk A/S,
Class B 205 382,157
625,929
Pharmaceuticals 1 .2%
Novo Nordisk A/S, Class B 150,734 10,517,913
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 3,932 690,149
20,261,541
FINLAND 1 .0%
Banks 0 .3%
Nordea Bank Abp 148,178 2,203,370
Communications Equipment 0 .2%
Nokia OYJ 249,309 1,289,205
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B(a) 12,317 304,047
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ 6,408 356,940
Electric Utilities 0 .1%
Fortum OYJ(a) 20,331 381,074
Insurance 0 .1%
Sampo OYJ, Class A 111,557 1,200,487
Machinery 0 .2%
Kone OYJ, Class B 16,017 1,054,864
Metso Oyj(a) 31,446 407,267
Wartsila OYJ Abp 22,903 541,268
2,003,399
Oil, Gas & Consumable Fuels 0 .0%
†
Neste OYJ(a) 19,078 257,440
Paper & Forest Products 0 .1%
Stora Enso OYJ, Class R(a) 29,496 319,800
UPM-Kymmene OYJ 24,432 667,048
986,848
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 4,878 367,174
9,349,984
FRANCE 9 .3%
Aerospace & Defense 1 .4%
Airbus SE 27,839 5,825,138
Dassault Aviation SA 888 314,662
Safran SA 16,882 5,498,194
Thales SA 4,354 1,282,707
12,920,701
Automobile Components 0 .1%
Cie Generale des
Etablissements Michelin
SCA 31,848 1,185,043

86 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Automobiles 0 .1%
Renault SA 9,432 435,284
Banks 0 .8%
BNP Paribas SA 47,814 4,306,572
Credit Agricole SA 50,461 955,960
Societe Generale SA 33,477 1,918,240
7,180,772
Beverages 0 .1%
Pernod Ricard SA 9,515 950,463
Building Products 0 .3%
Cie de Saint-Gobain SA 20,853 2,453,107
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 2,769 224,460
Chemicals 0 .6%
Air Liquide SA 27,108 5,599,040
Arkema SA 2,538 187,360
5,786,400
Construction & Engineering 0 .5%
Bouygues SA 8,583 388,534
Eiffage SA 3,315 466,205
Vinci SA 23,018 3,397,734
4,252,473
Consumer Staples Distribution & Retail 0 .0%
†
Carrefour SA 24,791 349,490
Diversified REITs 0 .0%
†
Covivio SA 2,445 154,380
Diversified Telecommunication Services 0 .2%
Orange SA 87,284 1,332,435
Electrical Equipment 0 .2%
Legrand SA 12,192 1,628,530
Entertainment 0 .0%
†
Bollore SE 31,600 198,564
Financial Services 0 .1%
Edenred SE(a) 11,052 342,785
Eurazeo SE 2,047 146,280
489,065
Food Products 0 .3%
Danone SA 30,552 2,496,196
Health Care Equipment & Supplies 0 .5%
BioMerieux 1,868 258,505
EssilorLuxottica SA 13,827 3,798,423
4,056,928
Hotels, Restaurants & Leisure 0 .1%
Accor SA 8,770 458,804
FDJ UNITED Reg. S(b) 5,335 209,370
Sodexo SA 3,990 245,550
913,724
Insurance 0 .5%
AXA SA 83,277 4,093,172
IT Services 0 .1%
Capgemini SE 7,619 1,304,063
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,306 312,557
Machinery 0 .1%
Alstom SA*(a) 17,453 408,037
Common Stocks
Shares Value ($)
FRANCE
Media 0 .1%
Publicis Groupe SA 10,642 1,201,381
Multi-Utilities 0 .3%
Engie SA 86,503 2,037,014
Veolia Environnement SA 29,834 1,064,260
3,101,274
Office REITs 0 .0%
†
Gecina SA 2,043 224,790
Oil, Gas & Consumable Fuels 0 .7%
TotalEnergies SE 95,702 5,886,373
Personal Care Products 0 .5%
L'Oreal SA 11,180 4,787,065
Pharmaceuticals 0 .0%
†
Ipsen SA 1,701 202,800
Professional Services 0 .1%
Bureau Veritas SA 15,604 538,317
Teleperformance SE 2,465 239,347
777,664
Retail REITs 0 .1%
Klepierre SA 9,707 384,599
Unibail-Rodamco-Westfield 5,796 554,671
939,270
Software 0 .1%
Dassault Systemes SE 31,682 1,148,411
Textiles, Apparel & Luxury Goods 1 .3%
Hermes International SCA 1,473 3,996,266
Kering SA(a) 3,497 762,845
LVMH Moet Hennessy Louis
Vuitton SE 12,875 6,752,311
11,511,422
Trading Companies & Distributors 0 .0%
†
Rexel SA 10,001 308,626
Transportation Infrastructure 0 .1%
Aeroports de Paris SA 1,852 232,448
Getlink SE 13,641 263,631
496,079
83,710,999
GERMANY 10 .1%
Aerospace & Defense 0 .6%
MTU Aero Engines AG(a) 2,545 1,131,755
Rheinmetall AG 2,099 4,440,887
5,572,642
Air Freight & Logistics 0 .2%
Deutsche Post AG 44,940 2,077,373
Automobile Components 0 .1%
Continental AG 4,973 433,956
Automobiles 0 .6%
Bayerische Motoren Werke
AG 13,479 1,197,481
Bayerische Motoren Werke
AG (Preference) 2,524 209,149
Dr Ing hc F Porsche AG
(Preference) Reg. S(a)(b) 5,817 287,416
Mercedes-Benz Group AG 33,578 1,964,646
Porsche Automobil Holding
SE (Preference) 6,905 273,800
Volkswagen AG (Preference) 9,656 1,019,627
4,952,119

NVIT International Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
GERMANY
Banks 0 .2%
Commerzbank AG 42,127 1,329,191
Capital Markets 0 .6%
Deutsche Bank AG
(Registered) 87,134 2,585,162
Deutsche Boerse AG 8,755 2,856,776
5,441,938
Chemicals 0 .4%
BASF SE 41,499 2,046,920
Covestro AG* 8,711 619,800
Evonik Industries AG 11,558 238,259
Symrise AG, Class A 6,348 666,558
3,571,537
Construction Materials 0 .2%
Heidelberg Materials AG 6,386 1,500,351
Diversified Telecommunication Services 0 .7%
Deutsche Telekom AG
(Registered) 163,504 5,986,239
Electrical Equipment 0 .4%
Siemens Energy AG* 31,931 3,690,028
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA 2,825 351,802
Health Care Equipment & Supplies 0 .1%
Siemens Healthineers AG
Reg. S(b) 16,036 889,564
Health Care Providers & Services 0 .2%
Fresenius Medical Care AG 10,299 590,505
Fresenius SE & Co. KGaA 20,020 1,006,858
1,597,363
Household Products 0 .1%
Henkel AG & Co. KGaA 4,695 340,115
Henkel AG & Co. KGaA
(Preference) 7,619 598,251
938,366
Independent Power and Renewable Electricity Producers
0 .1%
RWE AG 29,783 1,244,610
Industrial Conglomerates 1 .0%
Siemens AG (Registered) 35,570 9,122,822
Insurance 1 .4%
Allianz SE (Registered) 18,074 7,323,043
Hannover Rueck SE 2,778 874,168
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 6,287 4,077,345
Talanx AG 2,913 377,211
12,651,767
Interactive Media & Services 0 .1%
Scout24 SE Reg. S(b) 3,405 469,561
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference) 1,182 300,832
Machinery 0 .2%
Daimler Truck Holding AG 22,267 1,053,897
GEA Group AG 7,032 491,933
Knorr-Bremse AG 3,271 316,156
Common Stocks
Shares Value ($)
GERMANY
Machinery
Rational AG 229 192,058
2,054,044
Multi-Utilities 0 .2%
E.ON SE 104,389 1,922,108
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered) 26,383 223,070
Personal Care Products 0 .1%
Beiersdorf AG 4,762 598,172
Pharmaceuticals 0 .2%
Bayer AG (Registered) 45,980 1,382,624
Merck KGaA(a) 6,109 791,120
2,173,744
Real Estate Management & Development 0 .2%
LEG Immobilien SE(a) 3,809 337,937
Vonovia SE(a) 34,660 1,220,867
1,558,804
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 60,720 2,583,680
Software 1 .7%
Nemetschek SE 2,604 377,417
SAP SE 48,873 14,866,557
15,243,974
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(b) 10,115 333,028
Textiles, Apparel & Luxury Goods 0 .2%
adidas AG 7,951 1,853,372
Trading Companies & Distributors 0 .0%
†
Brenntag SE(a) 5,860 388,116
91,054,173
HONG KONG 1 .8%
Banks 0 .1%
Hang Seng Bank Ltd. 34,000 510,114
Capital Markets 0 .4%
Futu Holdings Ltd., ADR 2,883 356,310
Hong Kong Exchanges &
Clearing Ltd. 55,400 2,964,201
3,320,511
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 170,220 254,202
Electric Utilities 0 .1%
CK Infrastructure Holdings
Ltd. 32,000 211,900
CLP Holdings Ltd. 79,000 665,468
Power Assets Holdings Ltd. 68,500 440,268
1,317,636
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 376,045 362,164
Gas Utilities 0 .0%
†
Hong Kong & China Gas Co.
Ltd. 554,266 465,706
Ground Transportation 0 .0%
†
MTR Corp. Ltd.(a) 70,000 251,691

88 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 7,200 346,130
Swire Pacific Ltd., Class A 16,500 141,521
487,651
Insurance 0 .7%
AIA Group Ltd. 502,200 4,516,171
Prudential plc 121,979 1,531,378
6,047,549
Machinery 0 .1%
Techtronic Industries Co. Ltd. 69,000 760,072
Real Estate Management & Development 0 .2%
CK Asset Holdings Ltd. 97,516 430,463
Henderson Land
Development Co. Ltd. 76,775 268,922
Hongkong Land Holdings
Ltd. 49,800 287,553
Sino Land Co. Ltd. 163,000 173,483
Sun Hung Kai Properties Ltd. 67,000 769,328
Wharf Real Estate
Investment Co. Ltd. 73,500 208,144
2,137,893
Retail REITs 0 .1%
Link REIT 124,940 666,044
16,581,233
IRELAND 0 .4%
Banks 0 .1%
AIB Group plc 100,649 828,029
Bank of Ireland Group plc 45,656 651,515
1,479,544
Building Products 0 .1%
Kingspan Group plc 7,451 633,628
Food Products 0 .1%
Kerry Group plc, Class A 7,822 863,818
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 8,727 1,021,059
3,998,049
ISRAEL 0 .8%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 1,223 543,806
Banks 0 .4%
Bank Hapoalim BM 57,154 1,097,639
Bank Leumi Le-Israel BM 68,314 1,271,201
Israel Discount Bank Ltd.,
Class A 55,784 556,254
Mizrahi Tefahot Bank Ltd. 6,997 456,200
3,381,294
Chemicals 0 .0%
†
ICL Group Ltd. 37,571 257,401
IT Services 0 .0%
†
Wix.com Ltd.* 2,581 408,985
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 53,670 899,509
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 2,116 194,959
Common Stocks
Shares Value ($)
ISRAEL
Software 0 .2%
Check Point Software
Technologies Ltd.* 4,031 891,859
Nice Ltd.* 3,126 529,728
1,421,587
7,107,541
ITALY 3 .1%
Aerospace & Defense 0 .1%
Leonardo SpA 18,477 1,041,956
Automobiles 0 .3%
Ferrari NV 5,861 2,873,616
Banks 1 .2%
Banco BPM SpA(a) 53,852 629,032
BPER Banca SpA 44,972 408,934
FinecoBank Banca Fineco
SpA 29,600 657,005
Intesa Sanpaolo SpA 711,353 4,100,464
Mediobanca Banca di
Credito Finanziario SpA(a) 22,541 524,232
UniCredit SpA 65,845 4,416,227
10,735,894
Beverages 0 .1%
Coca-Cola HBC AG 9,879 512,882
Davide Campari-Milano
NV(a) 31,663 213,016
725,898
Diversified Telecommunication Services 0 .0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(a)(b) 12,999 158,963
Telecom Italia SpA*(a) 522,046 257,499
416,462
Electric Utilities 0 .5%
Enel SpA 382,778 3,633,007
Terna - Rete Elettrica
Nazionale(a) 63,471 652,861
4,285,868
Electrical Equipment 0 .1%
Prysmian SpA 13,336 940,447
Financial Services 0 .0%
†
Banca Mediolanum SpA 10,597 182,577
Nexi SpA Reg. S(a)(b) 22,305 133,369
315,946
Gas Utilities 0 .1%
Snam SpA(a) 98,254 596,778
Health Care Equipment & Supplies 0 .0%
†
DiaSorin SpA 929 99,504
Insurance 0 .3%
Generali(a) 40,905 1,456,021
Poste Italiane SpA Reg. S(a)
(b) 20,615 443,026
Unipol Assicurazioni SpA(a) 17,795 352,820
2,251,867
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 103,543 1,677,066
Passenger Airlines 0 .1%
Ryanair Holdings plc 40,280 1,139,594

NVIT International Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
ITALY
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 5,365 337,547
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 10,693 610,525
28,048,968
JAPAN 21 .2%
Air Freight & Logistics 0 .0%
†
SG Holdings Co. Ltd.(a) 16,300 181,826
Automobile Components 0 .4%
Aisin Corp. 26,300 335,506
Bridgestone Corp.(a) 26,700 1,090,322
Denso Corp. 88,400 1,192,207
Sumitomo Electric Industries
Ltd. 32,500 692,884
3,310,919
Automobiles 1 .3%
Honda Motor Co. Ltd.(a) 200,300 1,931,444
Isuzu Motors Ltd. 25,400 321,579
Nissan Motor Co. Ltd.* 100,500 244,113
Subaru Corp. 29,000 503,852
Suzuki Motor Corp. 74,100 892,694
Toyota Motor Corp. 443,570 7,619,273
Yamaha Motor Co. Ltd.(a) 41,700 310,997
11,823,952
Banks 2 .0%
Chiba Bank Ltd. (The)(a) 25,700 236,813
Concordia Financial Group
Ltd. 47,100 304,585
Japan Post Bank Co. Ltd. 84,600 913,269
Mitsubishi UFJ Financial
Group, Inc. 536,567 7,346,477
Mizuho Financial Group, Inc. 111,051 3,057,139
Resona Holdings, Inc. 99,100 909,581
Sumitomo Mitsui Financial
Group, Inc. 173,359 4,346,114
Sumitomo Mitsui Trust
Group, Inc. 30,880 818,581
17,932,559
Beverages 0 .2%
Asahi Group Holdings Ltd.(a) 68,500 916,775
Kirin Holdings Co. Ltd.(a) 37,800 529,342
Suntory Beverage & Food
Ltd.(a) 6,100 195,264
1,641,381
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 17,200 591,172
Rakuten Group, Inc.*(a) 74,600 410,599
1,001,771
Building Products 0 .2%
AGC, Inc.(a) 8,800 257,485
Daikin Industries Ltd. 12,300 1,453,102
1,710,587
Capital Markets 0 .2%
Daiwa Securities Group, Inc. 60,200 428,159
Japan Exchange Group, Inc. 48,500 491,789
Nomura Holdings, Inc. 135,600 890,518
SBI Holdings, Inc. 12,290 426,981
2,237,447
Common Stocks
Shares Value ($)
JAPAN
Chemicals 0 .6%
Asahi Kasei Corp. 56,500 401,344
Mitsubishi Chemical Group
Corp. 61,100 320,313
Nippon Paint Holdings Co.
Ltd.(a) 47,200 379,004
Nippon Sanso Holdings
Corp. 7,800 294,944
Nitto Denko Corp. 34,100 657,662
Shin-Etsu Chemical Co. Ltd. 83,800 2,761,450
Toray Industries, Inc. 62,800 428,942
5,243,659
Commercial Services & Supplies 0 .1%
Dai Nippon Printing Co. Ltd. 17,500 265,248
Secom Co. Ltd. 20,100 723,376
TOPPAN Holdings, Inc. 10,800 293,100
1,281,724
Construction & Engineering 0 .1%
Kajima Corp. 19,700 513,293
Obayashi Corp. 29,300 443,397
Taisei Corp. 7,400 430,665
1,387,355
Consumer Staples Distribution & Retail 0 .4%
Aeon Co. Ltd.(a) 34,500 1,058,129
Kobe Bussan Co. Ltd. 7,700 239,507
MatsukiyoCocokara & Co. 15,000 309,086
Seven & i Holdings Co. Ltd. 102,200 1,648,319
3,255,041
Diversified Telecommunication Services 0 .2%
Nippon Telegraph &
Telephone Corp. 1,389,400 1,483,769
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 29,100 359,856
Kansai Electric Power Co.,
Inc. (The) 45,100 533,729
893,585
Electrical Equipment 0 .4%
Fuji Electric Co. Ltd. 6,000 275,474
Fujikura Ltd. 11,500 604,297
Mitsubishi Electric Corp. 88,400 1,909,175
Nidec Corp. 39,800 770,405
3,559,351
Electronic Equipment, Instruments & Components 0 .8%
Keyence Corp. 9,144 3,671,669
Kyocera Corp. 61,500 738,387
Murata Manufacturing Co.
Ltd. 76,200 1,127,146
Omron Corp. 7,900 213,559
Shimadzu Corp. 12,000 297,611
TDK Corp. 91,500 1,070,202
Yokogawa Electric Corp.(a) 10,300 274,459
7,393,033
Entertainment 0 .8%
Capcom Co. Ltd. 15,700 535,996
Konami Group Corp. 4,800 757,983
Nexon Co. Ltd.(a) 15,200 305,909
Nintendo Co. Ltd. 51,800 4,968,501
Toho Co. Ltd. 5,000 295,444
6,863,833

90 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Financial Services 0 .2%
Mitsubishi HC Capital, Inc.(a) 39,700 292,797
ORIX Corp. 54,000 1,217,596
1,510,393
Food Products 0 .2%
Ajinomoto Co., Inc. 41,900 1,118,270
Kikkoman Corp. 30,600 283,566
MEIJI Holdings Co. Ltd. 10,560 233,658
Nissin Foods Holdings Co.
Ltd. 9,000 187,202
Yakult Honsha Co. Ltd.(a) 11,500 216,337
2,039,033
Gas Utilities 0 .1%
Osaka Gas Co. Ltd.(a) 16,400 419,711
Tokyo Gas Co. Ltd. 15,300 508,648
928,359
Ground Transportation 0 .3%
Central Japan Railway Co. 36,900 826,460
East Japan Railway Co. 43,028 928,600
Hankyu Hanshin Holdings,
Inc. 11,200 304,419
Tokyo Metro Co. Ltd.(a) 13,300 154,915
Tokyu Corp.(a) 24,000 285,216
West Japan Railway Co.(a) 21,800 499,822
2,999,432
Health Care Equipment & Supplies 0 .5%
Hoya Corp. 16,100 1,911,310
Olympus Corp. 53,100 630,060
Sysmex Corp. 25,200 438,515
Terumo Corp. 62,800 1,152,710
4,132,595
Health Care Technology 0 .0%
†
M3, Inc. 19,900 273,325
Hotels, Restaurants & Leisure 0 .2%
Oriental Land Co. Ltd. 51,000 1,175,486
Zensho Holdings Co. Ltd. 4,300 260,450
1,435,936
Household Durables 1 .0%
Panasonic Holdings Corp. 108,300 1,163,431
Sekisui House Ltd. 28,700 632,881
Sony Group Corp. 287,800 7,502,806
9,299,118
Household Products 0 .0%
†
Unicharm Corp. 54,900 397,634
Industrial Conglomerates 0 .8%
Hikari Tsushin, Inc. 900 265,274
Hitachi Ltd. 214,600 6,216,714
Sekisui Chemical Co. Ltd. 19,100 345,295
6,827,283
Insurance 1 .0%
Dai-ichi Life Holdings, Inc. 163,200 1,233,634
Japan Post Holdings Co. Ltd. 84,500 779,958
Japan Post Insurance Co.
Ltd. 10,100 227,785
MS&AD Insurance Group
Holdings, Inc. 60,023 1,338,887
Sompo Holdings, Inc. 41,550 1,244,799
T&D Holdings, Inc. 22,400 489,967
Tokio Marine Holdings, Inc. 86,500 3,648,967
8,963,997
Common Stocks
Shares Value ($)
JAPAN
Interactive Media & Services 0 .0%
†
LY Corp. 129,000 475,038
IT Services 0 .7%
Fujitsu Ltd. 82,700 2,009,284
NEC Corp. 56,700 1,660,667
Nomura Research Institute
Ltd. 18,215 731,949
NTT Data Group Corp.(a) 13,160 363,917
Obic Co. Ltd. 14,600 568,900
Otsuka Corp.(a) 10,300 209,736
SCSK Corp. 7,700 231,874
TIS, Inc. 9,600 321,957
6,098,284
Leisure Products 0 .2%
Bandai Namco Holdings, Inc. 28,000 1,002,356
Shimano, Inc. 3,400 493,514
1,495,870
Machinery 1 .2%
Daifuku Co. Ltd.(a) 14,600 377,415
FANUC Corp. 43,800 1,191,446
Hoshizaki Corp.(a) 5,700 196,981
IHI Corp. 7,000 760,019
Komatsu Ltd. 42,900 1,404,215
Kubota Corp.(a) 45,600 511,259
Makita Corp. 10,700 329,030
MINEBEA MITSUMI, Inc. 18,000 263,192
Mitsubishi Heavy Industries
Ltd. 149,000 3,733,876
SMC Corp. 2,800 1,008,345
Toyota Industries Corp. 7,800 878,871
10,654,649
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd.
(a) 16,400 231,589
Mitsui OSK Lines Ltd.(a) 16,600 553,523
Nippon Yusen KK(a) 20,900 750,361
1,535,473
Media 0 .0%
†
Dentsu Group, Inc.(a) 9,001 199,724
Metals & Mining 0 .2%
JFE Holdings, Inc.(a) 26,000 301,808
Nippon Steel Corp. 44,144 837,649
Sumitomo Metal Mining Co.
Ltd.(a) 11,100 272,700
1,412,157
Office REITs 0 .0%
†
Nippon Building Fund, Inc. 386 356,095
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 130,739 645,282
Idemitsu Kosan Co. Ltd. 40,780 246,774
Inpex Corp.(a) 39,800 558,448
1,450,504
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 7,700 150,901
Japan Airlines Co. Ltd. 6,286 128,050
278,951
Personal Care Products 0 .1%
Kao Corp.(a) 22,000 984,698
Shiseido Co. Ltd.(a) 18,000 320,401
1,305,099

NVIT International Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals 1 .0%
Astellas Pharma, Inc. 85,800 841,308
Chugai Pharmaceutical Co.
Ltd. 31,100 1,625,708
Daiichi Sankyo Co. Ltd. 80,900 1,883,811
Eisai Co. Ltd. 12,800 367,689
Kyowa Kirin Co. Ltd.(a) 12,500 214,305
Ono Pharmaceutical Co. Ltd. 19,100 207,035
Otsuka Holdings Co. Ltd. 21,100 1,044,667
Shionogi & Co. Ltd. 36,600 660,413
Takeda Pharmaceutical Co.
Ltd. 74,549 2,301,227
9,146,163
Professional Services 0 .4%
Recruit Holdings Co. Ltd. 65,400 3,850,704
Real Estate Management & Development 0 .4%
Daito Trust Construction Co.
Ltd. 2,900 316,102
Daiwa House Industry Co.
Ltd. 25,500 878,506
Hulic Co. Ltd.(a) 20,200 203,382
Mitsubishi Estate Co. Ltd. 48,800 913,049
Mitsui Fudosan Co. Ltd. 125,200 1,209,489
Sumitomo Realty &
Development Co. Ltd. 14,000 539,763
4,060,291
Semiconductors & Semiconductor Equipment 1 .1%
Advantest Corp. 36,000 2,666,729
Disco Corp. 4,400 1,301,910
Lasertec Corp.(a) 3,600 485,058
Renesas Electronics Corp. 78,300 963,577
SCREEN Holdings Co. Ltd.
(a) 3,700 300,456
Tokyo Electron Ltd. 21,100 4,028,404
9,746,134
Software 0 .1%
Oracle Corp. Japan(a) 1,700 202,851
Trend Micro, Inc. 5,800 400,655
603,506
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 9,000 3,084,064
Nitori Holdings Co. Ltd. 4,000 386,840
Sanrio Co. Ltd. 8,500 411,156
ZOZO, Inc. 20,700 223,460
4,105,520
Technology Hardware, Storage & Peripherals 0 .3%
Canon, Inc.(a) 43,200 1,251,255
FUJIFILM Holdings Corp. 52,500 1,140,811
Ricoh Co. Ltd. 23,500 221,868
2,613,934
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 30,800 786,807
Tobacco 0 .2%
Japan Tobacco, Inc.(a) 55,700 1,639,940
Trading Companies & Distributors 1 .3%
ITOCHU Corp. 55,300 2,906,282
Marubeni Corp.(a) 66,800 1,344,239
Mitsubishi Corp. 159,000 3,175,189
Mitsui & Co. Ltd. 114,800 2,338,981
MonotaRO Co. Ltd. 11,300 223,049
Sumitomo Corp. 51,000 1,314,254
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Toyota Tsusho Corp. 30,800 695,674
11,997,668
Wireless Telecommunication Services 0 .9%
KDDI Corp. 142,700 2,451,635
SoftBank Corp. 1,346,100 2,080,215
SoftBank Group Corp. 44,400 3,219,224
7,751,074
191,572,482
LUXEMBOURG 0 .2%
Capital Markets 0 .0%
†
CVC Capital Partners plc
Reg. S(b) 9,587 196,318
Life Sciences Tools & Services 0 .1%
Eurofins Scientific SE(a) 5,611 399,839
Metals & Mining 0 .1%
ArcelorMittal SA 22,503 711,276
1,307,433
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 99,000 440,522
Sands China Ltd. 119,900 250,192
690,714
NETHERLANDS 4 .1%
Banks 0 .4%
ABN AMRO Bank NV, CVA
Reg. S(b) 20,886 571,861
ING Groep NV 148,365 3,255,846
3,827,707
Beverages 0 .2%
Heineken Holding NV 5,845 435,934
Heineken NV 13,649 1,195,067
1,631,001
Biotechnology 0 .2%
Argenx SE* 2,829 1,559,652
Capital Markets 0 .1%
Euronext NV Reg. S(b) 3,570 610,886
Chemicals 0 .1%
Akzo Nobel NV 7,694 538,448
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 42,448 1,774,649
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 177,982 868,715
Entertainment 0 .2%
Universal Music Group NV(a) 52,147 1,692,229
Financial Services 0 .3%
Adyen NV Reg. S*(b) 1,171 2,150,085
EXOR NV 4,404 444,129
2,594,214
Food Products 0 .0%
†
JDE Peet's NV(a) 7,821 223,480
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV(a) 39,324 944,117
Insurance 0 .2%
Aegon Ltd. 60,889 441,053

92 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Insurance
ASR Nederland NV 7,010 465,606
NN Group NV 12,300 817,549
1,724,208
Professional Services 0 .2%
Randstad NV 4,894 226,029
Wolters Kluwer NV 11,229 1,877,750
2,103,779
Semiconductors & Semiconductor Equipment 1 .8%
ASM International NV 2,201 1,409,226
ASML Holding NV 18,432 14,757,524
BE Semiconductor Industries
NV 3,807 569,897
16,736,647
Trading Companies & Distributors 0 .0%
†
IMCD NV(a) 2,831 380,997
37,210,729
NEW ZEALAND 0 .3%
Electric Utilities 0 .0%
†
Contact Energy Ltd. 41,765 229,138
Financial Services 0 .0%
†
Infratil Ltd. 41,407 267,594
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 28,359 623,327
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 58,778 211,406
Software 0 .1%
Xero Ltd.* 6,894 815,919
Transportation Infrastructure 0 .1%
Auckland International
Airport Ltd. 75,837 358,668
2,506,052
NORWAY 0 .6%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 19,977 774,874
Banks 0 .1%
DNB Bank ASA 42,121 1,165,497
Diversified Telecommunication Services 0 .1%
Telenor ASA 27,768 433,714
Food Products 0 .1%
Mowi ASA 23,225 448,744
Orkla ASA 31,612 343,599
Salmar ASA 3,470 150,414
942,757
Insurance 0 .0%
†
Gjensidige Forsikring ASA 10,155 257,485
Metals & Mining 0 .0%
†
Norsk Hydro ASA 70,182 399,971
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 14,251 363,589
Equinor ASA 39,588 999,566
1,363,155
5,337,453
Common Stocks
Shares Value ($)
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA* 10,657 177,035
PORTUGAL 0 .2%
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 12,770 323,368
Electric Utilities 0 .1%
EDP SA 143,646 623,659
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 20,958 384,758
1,331,785
SINGAPORE 1 .7%
Aerospace & Defense 0 .1%
Singapore Technologies
Engineering Ltd. 77,800 476,769
Banks 0 .8%
DBS Group Holdings Ltd. 99,100 3,504,107
Oversea-Chinese Banking
Corp. Ltd. 159,900 2,052,936
United Overseas Bank Ltd. 59,100 1,674,407
7,231,450
Capital Markets 0 .1%
Singapore Exchange Ltd. 38,400 449,173
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 350,650 1,053,719
Entertainment 0 .3%
Sea Ltd., ADR* 18,128 2,899,392
Ground Transportation 0 .1%
Grab Holdings Ltd., Class A* 105,523 530,781
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 322,496 181,455
Industrial Conglomerates 0 .0%
†
Keppel Ltd. 65,700 383,830
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT 168,507 355,270
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 39,000 210,183
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 67,214 368,704
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 105,597 220,163
Retail REITs 0 .1%
CapitaLand Integrated
Commercial Trust 268,486 458,289
Semiconductors & Semiconductor Equipment 0 .1%
STMicroelectronics NV 30,986 942,891
15,762,069
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 52,949 1,563,122
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(b) 9,502 257,273

NVIT International Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
SPAIN 3 .1%
Banks 1 .4%
Banco Bilbao Vizcaya
Argentaria SA 267,969 4,121,387
Banco de Sabadell SA 246,171 783,908
Banco Santander SA 709,925 5,877,165
Bankinter SA(a) 31,947 417,009
CaixaBank SA(a) 186,210 1,613,278
12,812,747
Biotechnology 0 .0%
†
Grifols SA*(a) 13,372 163,042
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA(a) 8,040 558,352
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 23,435 912,652
Telefonica SA(a) 174,657 921,377
1,834,029
Electric Utilities 0 .7%
Acciona SA(a) 1,238 222,850
Endesa SA(a) 14,319 453,579
Iberdrola SA 271,781 5,224,571
Redeia Corp. SA 18,192 389,574
6,290,574
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA(a) 20,946 1,771,994
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 15,735 175,771
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA(a) 53,298 780,751
Specialty Retail 0 .3%
Industria de Diseno Textil SA 50,719 2,642,938
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 35,636 951,259
27,981,457
SWEDEN 3 .0%
Aerospace & Defense 0 .1%
Saab AB, Class B(a) 15,312 855,223
Banks 0 .4%
Skandinaviska Enskilda
Banken AB, Class A 74,287 1,297,418
Svenska Handelsbanken AB,
Class A(a) 68,947 922,066
Swedbank AB, Class A 39,918 1,057,612
3,277,096
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB*(a) 8,830 269,438
Building Products 0 .2%
Assa Abloy AB, Class B 47,267 1,478,029
Nibe Industrier AB, Class
B(a) 68,296 292,063
1,770,092
Capital Markets 0 .1%
EQT AB(a) 18,038 604,393
Common Stocks
Shares Value ($)
SWEDEN
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B 22,178 331,864
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 129,159 1,106,943
Construction & Engineering 0 .0%
†
Skanska AB, Class B 17,106 398,439
Diversified Telecommunication Services 0 .0%
†
Telia Co. AB 106,684 385,245
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B 97,048 975,214
Financial Services 0 .3%
Industrivarden AB, Class A 5,481 198,980
Industrivarden AB, Class
C(a) 7,238 261,620
Investor AB, Class B 80,477 2,381,652
L E Lundbergforetagen AB,
Class B 3,933 196,179
3,038,431
Hotels, Restaurants & Leisure 0 .1%
Evolution AB Reg. S(b) 7,000 556,723
Household Products 0 .1%
Essity AB, Class B 27,981 774,896
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B 6,530 172,145
Lifco AB, Class B 10,514 425,725
597,870
Machinery 1 .0%
Alfa Laval AB 13,956 587,853
Atlas Copco AB, Class A 124,891 2,023,169
Atlas Copco AB, Class B 73,043 1,040,727
Epiroc AB, Class A(a) 31,561 686,825
Epiroc AB, Class B 17,586 337,176
Indutrade AB(a) 12,322 336,555
Sandvik AB 48,843 1,120,852
SKF AB, Class B 15,373 353,096
Trelleborg AB, Class B(a) 9,411 351,240
Volvo AB, Class B 73,858 2,073,683
8,911,176
Metals & Mining 0 .1%
Boliden AB* 13,652 427,043
Paper & Forest Products 0 .1%
Holmen AB, Class B(a) 3,882 154,019
Svenska Cellulosa AB SCA,
Class B 27,219 354,017
508,036
Real Estate Management & Development 0 .1%
Fastighets AB Balder, Class
B*(a) 35,313 263,974
Sagax AB, Class B(a) 9,910 226,541
490,515
Specialty Retail 0 .0%
†
H & M Hennes & Mauritz AB,
Class B(a) 25,545 359,411
Trading Companies & Distributors 0 .1%
AddTech AB, Class B(a) 12,932 440,518

94 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Trading Companies & Distributors
Beijer Ref AB, Class B(a) 17,357 274,233
714,751
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B 24,651 360,319
26,713,118
SWITZERLAND 4 .8%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,358 156,838
Building Products 0 .1%
Geberit AG (Registered) 1,578 1,243,745
Capital Markets 0 .8%
Julius Baer Group Ltd. 9,883 666,877
Partners Group Holding
AG(a) 1,079 1,414,733
UBS Group AG (Registered) 154,241 5,240,822
7,322,432
Chemicals 0 .6%
DSM-Firmenich AG 8,769 932,411
EMS-Chemie Holding AG
(Registered)(a) 316 239,008
Givaudan SA (Registered) 434 2,105,077
Sika AG (Registered) 7,192 1,951,666
5,228,162
Containers & Packaging 0 .0%
†
SIG Group AG(a) 13,791 255,415
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered)
(a) 1,239 879,707
Electric Utilities 0 .0%
†
BKW AG 1,062 232,473
Electrical Equipment 0 .5%
ABB Ltd. (Registered) 74,294 4,441,419
Food Products 0 .2%
Barry Callebaut AG
(Registered)(a) 161 175,039
Chocoladefabriken Lindt &
Spruengli AG(a) 44 740,325
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 833,086
1,748,450
Health Care Equipment & Supplies 0 .2%
Sonova Holding AG
(Registered) 2,315 691,526
Straumann Holding AG
(Registered)(a) 5,326 697,706
1,389,232
Insurance 0 .8%
Baloise Holding AG
(Registered) 1,962 464,347
Helvetia Holding AG
(Registered) 1,674 393,839
Swiss Life Holding AG
(Registered) 1,341 1,360,928
Zurich Insurance Group AG 6,805 4,771,955
6,991,069
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services 0 .3%
Lonza Group AG
(Registered) 3,358 2,399,312
Machinery 0 .2%
Schindler Holding AG 1,955 728,193
Schindler Holding AG
(Registered) 1,059 384,454
VAT Group AG Reg. S(b) 1,223 517,849
1,630,496
Marine Transportation 0 .0%
†
Kuehne + Nagel International
AG (Registered)(a) 2,175 472,298
Pharmaceuticals 0 .2%
Galderma Group AG 5,567 811,033
Sandoz Group AG 19,423 1,067,201
1,878,234
Professional Services 0 .1%
SGS SA (Registered) 7,641 777,119
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 3,811 572,552
Software 0 .0%
†
Temenos AG (Registered) 2,542 182,130
Specialty Retail 0 .0%
†
Avolta AG 3,999 217,628
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 7,244 654,592
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 25,233 4,772,097
Swatch Group AG (The)(a) 1,305 212,982
4,985,079
43,658,382
UNITED ARAB EMIRATES 0 .0%
†
Health Care Providers & Services 0 .0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11 .1%
Aerospace & Defense 1 .0%
BAE Systems plc 140,064 3,626,151
Melrose Industries plc 58,155 423,885
Rolls-Royce Holdings plc 397,577 5,282,318
9,332,354
Banks 2 .2%
Barclays plc 674,525 3,124,190
HSBC Holdings plc 827,148 10,014,335
Lloyds Banking Group plc 2,796,606 2,945,092
NatWest Group plc 375,597 2,637,250
Standard Chartered plc 94,668 1,568,891
20,289,758
Beverages 0 .4%
Coca-Cola Europacific
Partners plc 10,925 1,012,966
Diageo plc 104,814 2,636,443
3,649,409
Broadline Retail 0 .1%
Next plc 5,417 925,446

NVIT International Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
UNITED KINGDOM
Capital Markets 0 .7%
3i Group plc 46,025 2,603,479
London Stock Exchange
Group plc 22,458 3,281,534
Schroders plc 33,124 164,359
6,049,372
Chemicals 0 .0%
†
Croda International plc 5,982 240,458
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 122,937 594,998
Consumer Staples Distribution & Retail 0 .3%
J Sainsbury plc 79,727 317,157
Marks & Spencer Group plc 101,482 493,685
Tesco plc 317,492 1,748,948
2,559,790
Diversified Consumer Services 0 .1%
Pearson plc 29,691 437,005
Diversified REITs 0 .0%
†
Land Securities Group plc 31,913 276,469
Diversified Telecommunication Services 0 .1%
BT Group plc(a) 283,106 753,032
Electric Utilities 0 .1%
SSE plc 52,279 1,314,149
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 18,253 801,965
Financial Services 0 .1%
M&G plc 113,173 399,356
Wise plc, Class A* 30,209 431,354
830,710
Food Products 0 .1%
Associated British Foods plc 15,055 425,344
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 39,430 602,513
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 80,216 2,716,931
Entain plc 27,388 339,467
InterContinental Hotels
Group plc 7,027 802,345
Whitbread plc 8,075 313,351
4,172,094
Household Durables 0 .0%
†
Barratt Redrow plc 62,158 389,387
Household Products 0 .2%
Reckitt Benckiser Group plc 31,704 2,156,728
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 128,516 793,356
DCC plc 4,459 289,453
Smiths Group plc 15,538 479,152
1,561,961
Industrial REITs 0 .1%
Segro plc 58,210 543,143
Insurance 0 .3%
Admiral Group plc 11,715 525,882
Aviva plc 125,637 1,068,126
Legal & General Group plc 266,591 931,894
Phoenix Group Holdings plc 31,252 282,544
2,808,446
Common Stocks
Shares Value ($)
UNITED KINGDOM
Interactive Media & Services 0 .1%
Auto Trader Group plc Reg.
S(b) 40,354 456,999
Machinery 0 .0%
†
Spirax Group plc 3,320 271,447
Media 0 .1%
Informa plc 63,783 705,695
WPP plc 53,660 375,088
1,080,783
Multi-Utilities 0 .4%
Centrica plc 232,536 515,741
National Grid plc(a) 230,654 3,372,481
3,888,222
Passenger Airlines 0 .0%
†
International Consolidated
Airlines Group SA(a) 58,898 276,578
Personal Care Products 0 .8%
Unilever plc 117,079 7,131,184
Pharmaceuticals 1 .1%
AstraZeneca plc 72,573 10,120,873
Hikma Pharmaceuticals plc 7,505 204,838
10,325,711
Professional Services 0 .6%
Intertek Group plc 7,229 470,475
RELX plc 86,711 4,703,626
5,174,101
Software 0 .1%
Sage Group plc (The) 45,663 784,783
Specialty Retail 0 .1%
JD Sports Fashion plc 130,275 158,562
Kingfisher plc 81,232 324,581
483,143
Tobacco 0 .6%
British American Tobacco plc 93,027 4,402,255
Imperial Brands plc 36,200 1,429,095
5,831,350
Trading Companies & Distributors 0 .2%
Ashtead Group plc 20,364 1,305,404
Bunzl plc 15,150 482,528
1,787,932
Water Utilities 0 .1%
Severn Trent plc 12,302 462,694
United Utilities Group plc 30,750 482,831
945,525
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 943,010 1,007,053
100,159,342
UNITED STATES 9 .9%
Automobiles 0 .1%
Stellantis NV 92,275 925,314
Biotechnology 0 .4%
CSL Ltd. 22,791 3,592,430
Construction & Engineering 0 .1%
Ferrovial SE 24,201 1,290,353
Construction Materials 0 .4%
Amrize Ltd.* 24,234 1,208,875
Holcim AG 24,234 1,806,358

96 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Construction Materials
James Hardie Industries plc
CHDI* 26,589 733,977
3,749,210
Electrical Equipment 0 .8%
Schneider Electric SE 25,598 6,825,912
Energy Equipment & Services 0 .0%
†
Tenaris SA 18,010 336,395
Entertainment 0 .6%
Spotify Technology SA* 7,139 5,478,040
Food Products 1 .4%
Nestle SA (Registered) 122,623 12,179,140
Health Care Equipment & Supplies 0 .2%
Alcon AG(a) 23,408 2,078,284
Insurance 0 .3%
Swiss Re AG 14,279 2,477,938
Life Sciences Tools & Services 0 .1%
QIAGEN NV*(a) 10,750 517,591
Oil, Gas & Consumable Fuels 1 .5%
BP plc 744,736 3,715,088
Shell plc 280,160 9,817,591
13,532,679
Pharmaceuticals 3 .6%
GSK plc 191,390 3,648,421
Haleon plc 424,044 2,181,710
Novartis AG (Registered) 88,980 10,764,361
Roche Holding AG 34,325 11,251,539
Sanofi SA 52,072 5,038,359
32,884,390
Professional Services 0 .2%
Experian plc 42,692 2,199,345
Software 0 .2%
CyberArk Software Ltd.* 2,260 919,549
Monday.com Ltd.* 1,901 597,826
1,517,375
89,584,396
Total Common Stocks
(cost $414,201,533) 882,142,184
Repurchase Agreements 2 .9%
Principal
Amount ($)
Bank of America
NA, 4.38%, dated
6/30/2025, due
7/1/2025, repurchase
price $11,001,338,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025;
total market value
$11,220,006.(c)(d) 11,000,000 11,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp., 4.37%, dated
6/30/2025, due
7/1/2025, repurchase
price $10,001,214,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054;
total market value
$10,200,000.(c)(d) 10,000,000 10,000,000
Cantor Fitzgerald &
Co., 4.40%, dated
6/30/2025, due
7/1/2025, repurchase
price $2,042,627,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$2,083,225.(c)(d) 2,042,377 2,042,377
Pershing LLC, 4.40%,
dated 6/30/2025, due
7/1/2025, repurchase
price $3,000,367,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
7/7/2025 - 12/20/2073;
total market value
$3,060,009.(c)(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $26,042,377) 26,042,377
Total Investments
(cost $440,243,910) — 100.5% 908,184,561
Liabilities in excess of other assets
— (0.5)% (4,706,384)
NET ASSETS — 100.0%
$ 903,478,177

NVIT International Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 97
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $36,364,030, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $26,042,377 and by $12,947,476 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 2/15/2055, a total value of $38,989,853.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$11,018,414 which represents 1.22% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $26,042,377.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

98 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Index Fund
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 43 9/2025 EUR 2,698,224 5,942
FTSE 100 Index 11 9/2025 GBP 1,327,140 (4,838)
Nikkei 225 Index 10 9/2025 JPY 1,404,638 42,344
SPI 200 Index 6 9/2025 AUD 842,794 606
Net contracts 44,054
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

NVIT Mid Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 99
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 2 .1%
ATI, Inc.* 59,180 5,109,601
BWX Technologies, Inc.(a) 38,082 5,486,093
Curtiss-Wright Corp. 15,696 7,668,281
Hexcel Corp. 33,878 1,913,768
Woodward, Inc.(a) 24,697 6,052,988
26,230,731
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 48,619 2,367,745
Automobile Components 0 .8%
Autoliv, Inc. 29,722 3,325,892
Gentex Corp.(a) 93,090 2,047,049
Goodyear Tire & Rubber Co.
(The)* 120,609 1,250,715
Lear Corp. 21,702 2,061,256
Visteon Corp.* 11,093 1,034,977
9,719,889
Automobiles 0 .3%
Harley-Davidson, Inc.(a) 48,368 1,141,485
Thor Industries, Inc.(a) 21,854 1,940,854
3,082,339
Banks 6 .6%
Associated Banc-Corp.(a) 66,940 1,632,667
Bank OZK(a) 43,837 2,062,969
Cadence Bank 75,183 2,404,352
Columbia Banking System,
Inc.(a) 87,851 2,053,956
Comerica, Inc. 54,755 3,266,136
Commerce Bancshares, Inc. 51,564 3,205,734
Cullen/Frost Bankers, Inc. 26,644 3,424,820
East West Bancorp, Inc. 57,549 5,811,298
First Financial Bankshares,
Inc. 54,722 1,968,898
First Horizon Corp. 215,545 4,569,554
Flagstar Financial, Inc.(a) 128,227 1,359,206
FNB Corp.(a) 148,856 2,170,320
Glacier Bancorp, Inc.(a) 48,474 2,088,260
Hancock Whitney Corp. 35,746 2,051,820
Home BancShares, Inc. 76,997 2,191,335
International Bancshares Corp. 22,142 1,473,771
Old National Bancorp(a) 133,786 2,854,993
Pinnacle Financial Partners,
Inc. 31,913 3,523,514
Prosperity Bancshares, Inc. 39,537 2,777,079
SouthState Corp. 41,019 3,774,979
Synovus Financial Corp. 59,737 3,091,390
Texas Capital Bancshares,
Inc.* 19,094 1,516,064
UMB Financial Corp.(a) 29,081 3,058,158
United Bankshares, Inc. 58,992 2,149,079
Valley National Bancorp 195,940 1,749,744
Webster Financial Corp. 71,399 3,898,385
Western Alliance Bancorp(a) 45,491 3,547,388
Wintrust Financial Corp. 27,159 3,367,173
Zions Bancorp NA 61,437 3,191,038
80,234,080
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A* 3,501 668,026
Celsius Holdings, Inc.* 65,699 3,047,776
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 24,340 2,717,561
6,433,363
Biotechnology 2 .2%
BioMarin Pharmaceutical, Inc.* 79,180 4,352,525
Cytokinetics, Inc.* 49,586 1,638,322
Exelixis, Inc.* 114,459 5,044,780
Halozyme Therapeutics, Inc.* 52,365 2,724,027
Neurocrine Biosciences, Inc.* 41,560 5,223,676
Roivant Sciences Ltd.*(a) 177,623 2,001,811
Sarepta Therapeutics, Inc.* 41,025 701,528
United Therapeutics Corp.* 18,661 5,362,238
27,048,907
Broadline Retail 0 .4%
Macy's, Inc.(a) 114,429 1,334,242
Ollie's Bargain Outlet
Holdings, Inc.*(a) 25,505 3,361,049
4,695,291
Building Products 2 .2%
AAON, Inc.(a) 28,296 2,086,830
Advanced Drainage Systems,
Inc. 29,174 3,350,926
Carlisle Cos., Inc.(a) 18,286 6,827,992
Fortune Brands Innovations,
Inc. 51,952 2,674,489
Owens Corning 35,551 4,888,974
Simpson Manufacturing Co.,
Inc. 17,465 2,712,489
Trex Co., Inc.* 43,979 2,391,578
UFP Industries, Inc. 25,086 2,492,545
27,425,823
Capital Markets 3 .8%
Affiliated Managers Group, Inc. 12,216 2,403,742
Carlyle Group, Inc. (The) 89,222 4,586,011
Evercore, Inc., Class A 15,000 4,050,300
Federated Hermes, Inc., Class
B(a) 33,211 1,471,911
Hamilton Lane, Inc., Class A 18,003 2,558,586
Houlihan Lokey, Inc., Class A 22,945 4,128,953
Interactive Brokers Group,
Inc., Class A 181,802 10,073,649
Janus Henderson Group plc 54,532 2,118,023
Jefferies Financial Group, Inc. 68,242 3,732,155
Morningstar, Inc. 11,054 3,470,182
SEI Investments Co. 40,252 3,617,045
Stifel Financial Corp.(a) 43,464 4,510,694
46,721,251
Chemicals 1 .5%
Ashland, Inc. 19,151 962,912
Avient Corp. 37,718 1,218,669
Axalta Coating Systems Ltd.* 90,752 2,694,427
Cabot Corp. 22,696 1,702,200
NewMarket Corp. 3,108 2,147,193
Olin Corp. 48,504 974,445
RPM International, Inc. 53,152 5,838,216
Scotts Miracle-Gro Co. (The) 18,220 1,201,791
Westlake Corp. 14,185 1,077,067
17,816,920
Commercial Services & Supplies 1 .7%
Brink's Co. (The) 17,971 1,604,631

100 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Clean Harbors, Inc.* 20,869 4,824,495
MSA Safety, Inc.(a) 15,932 2,669,088
RB Global, Inc. 77,478 8,227,389
Tetra Tech, Inc. 110,437 3,971,314
21,296,917
Communications Equipment 0 .6%
Ciena Corp.*(a) 58,961 4,795,298
Lumentum Holdings, Inc.*(a) 29,053 2,761,778
7,557,076
Construction & Engineering 3 .3%
AECOM 54,856 6,191,048
API Group Corp.*(a) 101,624 5,187,905
Comfort Systems USA, Inc. 14,616 7,837,245
EMCOR Group, Inc. 18,856 10,085,886
Fluor Corp.* 69,269 3,551,422
MasTec, Inc.* 25,567 4,357,384
Valmont Industries, Inc. 8,274 2,702,040
39,912,930
Construction Materials 0 .4%
Eagle Materials, Inc. 13,727 2,774,364
Knife River Corp.*(a) 23,724 1,936,827
4,711,191
Consumer Finance 0 .8%
Ally Financial, Inc. 115,125 4,484,119
FirstCash Holdings, Inc. 16,408 2,217,377
SLM Corp.(a) 88,326 2,896,209
9,597,705
Consumer Staples Distribution & Retail 3 .3%
Albertsons Cos., Inc., Class A 167,505 3,603,033
BJ's Wholesale Club Holdings,
Inc.*(a) 54,703 5,898,624
Casey's General Stores, Inc. 15,439 7,878,058
Maplebear, Inc.*(a) 67,969 3,074,918
Performance Food Group Co.* 64,910 5,677,678
Sprouts Farmers Market, Inc.* 41,200 6,783,168
US Foods Holding Corp.* 96,151 7,404,588
40,320,067
Containers & Packaging 1 .3%
AptarGroup, Inc. 27,512 4,303,702
Crown Holdings, Inc. 48,165 4,960,032
Graphic Packaging Holding
Co.(a) 124,242 2,617,779
Greif, Inc., Class A 11,047 717,944
Silgan Holdings, Inc. 33,572 1,818,931
Sonoco Products Co. 40,151 1,748,978
16,167,366
Diversified Consumer Services 1 .5%
Duolingo, Inc., Class A* 16,363 6,709,157
Graham Holdings Co., Class B 1,422 1,345,454
Grand Canyon Education,
Inc.* 11,803 2,230,767
H&R Block, Inc.(a) 55,005 3,019,225
Service Corp. International(a) 59,761 4,864,545
18,169,148
Diversified REITs 0 .5%
WP Carey, Inc.(a) 91,302 5,695,419
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0 .4%
Frontier Communications
Parent, Inc.* 92,887 3,381,087
Iridium Communications, Inc.
(a) 45,510 1,373,037
4,754,124
Electric Utilities 1 .0%
ALLETE, Inc. 23,931 1,533,259
IDACORP, Inc.(a) 22,538 2,602,012
OGE Energy Corp. 85,504 3,794,668
Portland General Electric Co. 45,185 1,835,867
TXNM Energy, Inc. 39,086 2,201,323
11,967,129
Electrical Equipment 1 .6%
Acuity, Inc. 12,606 3,760,874
EnerSys 16,431 1,409,287
NEXTracker, Inc., Class A* 59,918 3,257,741
nVent Electric plc 68,607 5,025,463
Regal Rexnord Corp.(a) 27,608 4,002,056
Sensata Technologies Holding
plc 60,261 1,814,459
19,269,880
Electronic Equipment, Instruments & Components 3 .2%
Arrow Electronics, Inc.*(a) 21,836 2,782,562
Avnet, Inc. 36,436 1,934,023
Belden, Inc. 16,864 1,952,851
Cognex Corp. 69,643 2,209,076
Coherent Corp.*(a) 64,904 5,790,086
Crane NXT Co.(a) 20,469 1,103,279
Fabrinet*(a) 14,881 4,385,133
Flex Ltd.* 159,182 7,946,365
IPG Photonics Corp.*(a) 10,639 730,367
Littelfuse, Inc. 10,262 2,326,703
Novanta, Inc.* 14,864 1,916,416
TD SYNNEX Corp.(a) 31,265 4,242,661
Vontier Corp. 61,071 2,253,520
39,573,042
Energy Equipment & Services 0 .5%
ChampionX Corp. 78,994 1,962,211
NOV, Inc. 160,580 1,996,009
Valaris Ltd.*(a) 27,054 1,139,244
Weatherford International
plc(a) 29,448 1,481,529
6,578,993
Entertainment 0 .1%
Warner Music Group Corp.,
Class A 60,180 1,639,303
Financial Services 1 .8%
Equitable Holdings, Inc. 107,684 6,041,072
Essent Group Ltd. 43,084 2,616,491
Euronet Worldwide, Inc.*(a) 16,875 1,710,788
MGIC Investment Corp. 102,225 2,845,944
Shift4 Payments, Inc., Class
A*(a) 28,370 2,811,751
Voya Financial, Inc. 40,459 2,872,589
Western Union Co. (The) 133,990 1,128,196
WEX, Inc.*(a) 14,278 2,097,295
22,124,126
Food Products 0 .9%
Darling Ingredients, Inc.* 65,812 2,496,907

NVIT Mid Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Food Products
Flowers Foods, Inc. 81,830 1,307,644
Ingredion, Inc. 26,497 3,593,523
Lancaster Colony Corp. 7,977 1,378,186
Pilgrim's Pride Corp.(a) 16,986 764,030
Post Holdings, Inc.*(a) 18,802 2,049,982
11,590,272
Gas Utilities 1 .1%
National Fuel Gas Co.(a) 38,682 3,276,752
New Jersey Resources Corp. 42,499 1,904,805
ONE Gas, Inc.(a) 24,408 1,753,959
Southwest Gas Holdings, Inc. 25,014 1,860,792
Spire, Inc.(a) 24,421 1,782,489
UGI Corp. 89,841 3,272,009
13,850,806
Ground Transportation 1 .5%
Avis Budget Group, Inc.*(a) 7,149 1,208,538
Knight-Swift Transportation
Holdings, Inc., Class A 66,258 2,930,591
Landstar System, Inc. 14,342 1,993,825
Ryder System, Inc. 17,317 2,753,403
Saia, Inc.* 11,040 3,024,850
XPO, Inc.* 48,934 6,179,875
18,091,082
Health Care Equipment & Supplies 1 .5%
Dentsply Sirona, Inc. 83,595 1,327,489
Envista Holdings Corp.* 71,840 1,403,754
Globus Medical, Inc., Class A* 47,388 2,796,840
Haemonetics Corp.* 20,886 1,558,304
Lantheus Holdings, Inc.* 29,090 2,381,307
LivaNova plc* 23,274 1,047,795
Masimo Corp.*(a) 18,675 3,141,508
Penumbra, Inc.* 16,085 4,127,894
17,784,891
Health Care Providers & Services 2 .5%
Acadia Healthcare Co., Inc.*(a) 37,510 851,102
Amedisys, Inc.* 13,369 1,315,376
Chemed Corp. 6,142 2,990,724
Encompass Health Corp. 41,743 5,118,944
Ensign Group, Inc. (The)(a) 23,338 3,600,120
HealthEquity, Inc.* 36,099 3,781,731
Hims & Hers Health, Inc.*(a) 81,845 4,079,973
Option Care Health, Inc.* 70,368 2,285,553
Tenet Healthcare Corp.* 38,990 6,862,240
30,885,763
Health Care REITs 0 .7%
Healthcare Realty Trust, Inc.,
Class A(a) 147,330 2,336,654
Omega Healthcare Investors,
Inc. 120,073 4,400,675
Sabra Health Care REIT, Inc.
(a) 98,596 1,818,110
8,555,439
Health Care Technology 0 .3%
Doximity, Inc., Class A*(a) 55,711 3,417,313
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 87,287 892,946
Hotels, Restaurants & Leisure 3 .4%
Aramark 109,061 4,566,384
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Boyd Gaming Corp.(a) 27,706 2,167,440
Cava Group, Inc.*(a) 34,129 2,874,686
Choice Hotels International,
Inc.(a) 9,315 1,181,887
Churchill Downs, Inc. 30,234 3,053,634
Hilton Grand Vacations,
Inc.*(a) 25,555 1,061,299
Hyatt Hotels Corp., Class A(a) 17,855 2,493,451
Light & Wonder, Inc.* 35,389 3,406,545
Marriott Vacations Worldwide
Corp.(a) 13,352 965,483
Planet Fitness, Inc., Class
A*(a) 34,977 3,814,242
Texas Roadhouse, Inc., Class
A 27,616 5,175,515
Travel + Leisure Co.(a) 27,991 1,444,615
Vail Resorts, Inc.(a) 15,406 2,420,745
Wendy's Co. (The)(a) 71,312 814,383
Wingstop, Inc.(a) 11,730 3,949,960
Wyndham Hotels & Resorts,
Inc. 31,919 2,592,142
41,982,411
Household Durables 1 .7%
KB Home(a) 27,587 1,461,283
Somnigroup International, Inc.
(a) 85,692 5,831,341
Taylor Morrison Home Corp.,
Class A* 42,284 2,597,083
Toll Brothers, Inc. 41,858 4,777,253
TopBuild Corp.*(a) 12,069 3,907,218
Whirlpool Corp.(a) 23,399 2,373,127
20,947,305
Independent Power and Renewable Electricity Producers
0 .2%
Ormat Technologies, Inc.(a) 24,177 2,025,066
Industrial REITs 1 .0%
EastGroup Properties, Inc. 21,754 3,635,529
First Industrial Realty Trust,
Inc. 55,096 2,651,770
Rexford Industrial Realty, Inc.
(a) 97,872 3,481,307
STAG Industrial, Inc.(a) 77,340 2,805,895
12,574,501
Insurance 4 .5%
American Financial Group,
Inc.(a) 29,514 3,724,962
Brighthouse Financial, Inc.* 24,194 1,300,911
CNO Financial Group, Inc. 42,654 1,645,591
Fidelity National Financial, Inc. 108,714 6,094,507
First American Financial Corp. 42,733 2,623,379
Hanover Insurance Group, Inc.
(The) 14,722 2,500,826
Kemper Corp. 24,715 1,595,106
Kinsale Capital Group, Inc.(a) 9,232 4,467,365
Old Republic International
Corp. 97,088 3,732,063
Primerica, Inc. 13,714 3,753,110
Reinsurance Group of
America, Inc. 27,550 5,464,818
RenaissanceRe Holdings Ltd. 20,572 4,996,939

102 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
RLI Corp. 33,880 2,446,814
Ryan Specialty Holdings, Inc.,
Class A(a) 44,667 3,036,909
Selective Insurance Group,
Inc. 24,783 2,147,447
Unum Group 68,800 5,556,288
55,087,035
Interactive Media & Services 0 .1%
ZoomInfo Technologies, Inc.,
Class A* 113,176 1,145,341
IT Services 1 .0%
ASGN, Inc.* 18,283 912,870
Kyndryl Holdings, Inc.* 96,783 4,061,015
Okta, Inc., Class A*(a) 69,710 6,968,909
11,942,794
Leisure Products 0 .5%
Brunswick Corp. 27,085 1,496,175
Mattel, Inc.*(a) 139,742 2,755,712
Polaris, Inc.(a) 21,592 877,715
YETI Holdings, Inc.* 35,044 1,104,587
6,234,189
Life Sciences Tools & Services 1 .7%
Avantor, Inc.* 282,175 3,798,075
Bio-Rad Laboratories, Inc.,
Class A* 7,868 1,898,706
Bruker Corp.(a) 46,651 1,922,021
Illumina, Inc.*(a) 65,873 6,284,943
Medpace Holdings, Inc.* 10,274 3,224,598
Repligen Corp.* 21,793 2,710,613
Sotera Health Co.*(a) 63,133 702,039
20,540,995
Machinery 5 .2%
AGCO Corp.(a) 25,848 2,666,480
Chart Industries, Inc.* 18,633 3,067,924
CNH Industrial NV(a) 360,143 4,667,453
Crane Co. 20,369 3,867,869
Donaldson Co., Inc. 48,596 3,370,133
Esab Corp. 23,520 2,835,336
Flowserve Corp.(a) 54,749 2,866,110
Graco, Inc. 68,841 5,918,261
ITT, Inc. 33,279 5,219,146
Lincoln Electric Holdings, Inc. 23,434 4,858,337
Middleby Corp. (The)*(a) 22,446 3,232,224
Mueller Industries, Inc. 46,754 3,715,540
Oshkosh Corp. 26,853 3,048,890
RBC Bearings, Inc.* 13,047 5,020,486
Terex Corp. 27,948 1,304,892
Timken Co. (The)(a) 26,288 1,907,194
Toro Co. (The) 41,168 2,909,754
Watts Water Technologies,
Inc., Class A 11,433 2,811,260
63,287,289
Marine Transportation 0 .2%
Kirby Corp.* 23,882 2,708,458
Media 0 .6%
EchoStar Corp., Class A*(a) 55,043 1,524,691
New York Times Co. (The),
Class A 67,779 3,794,269
Common Stocks
Shares Value ($)
Media
Nexstar Media Group, Inc.,
Class A(a) 11,874 2,053,608
7,372,568
Metals & Mining 2 .0%
Alcoa Corp.(a) 107,746 3,179,585
Carpenter Technology Corp. 20,722 5,727,146
Cleveland-Cliffs, Inc.*(a) 200,507 1,523,853
Commercial Metals Co. 46,807 2,289,330
Reliance, Inc. 22,223 6,975,800
Royal Gold, Inc. 27,416 4,875,662
24,571,376
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc. 251,092 4,725,552
Starwood Property Trust, Inc.
(a) 134,901 2,707,463
7,433,015
Multi-Utilities 0 .2%
Black Hills Corp. 30,330 1,701,513
Northwestern Energy Group,
Inc. 25,692 1,318,000
3,019,513
Office REITs 0 .6%
COPT Defense Properties(a) 47,211 1,302,079
Cousins Properties, Inc.(a) 69,830 2,096,995
Kilroy Realty Corp.(a) 44,134 1,514,238
Vornado Realty Trust(a) 69,704 2,665,481
7,578,793
Oil, Gas & Consumable Fuels 3 .2%
Antero Midstream Corp. 139,463 2,642,824
Antero Resources Corp.* 120,724 4,862,763
Chord Energy Corp. 25,435 2,463,380
Civitas Resources, Inc. 35,715 982,877
CNX Resources Corp.*(a) 61,300 2,064,584
DT Midstream, Inc. 42,177 4,635,674
HF Sinclair Corp.(a) 66,843 2,745,910
Matador Resources Co.(a) 48,068 2,293,805
Murphy Oil Corp.(a) 56,637 1,274,332
Ovintiv, Inc. 107,418 4,087,255
PBF Energy, Inc., Class A 40,758 883,226
Permian Resources Corp.,
Class A 258,751 3,524,189
Range Resources Corp. 99,753 4,056,954
Viper Energy, Inc., Class A(a) 54,163 2,065,235
38,583,008
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 25,973 2,233,418
Passenger Airlines 0 .5%
Alaska Air Group, Inc.* 50,482 2,497,849
American Airlines Group,
Inc.*(a) 274,261 3,077,209
5,575,058
Personal Care Products 0 .6%
BellRing Brands, Inc.* 53,316 3,088,596
Coty, Inc., Class A* 151,868 706,186
elf Beauty, Inc.*(a) 23,500 2,924,340
6,719,122

NVIT Mid Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Pharmaceuticals 0 .3%
Jazz Pharmaceuticals plc* 25,227 2,677,089
Perrigo Co. plc(a) 56,566 1,511,444
4,188,533
Professional Services 2 .3%
CACI International, Inc., Class
A* 9,224 4,397,081
Concentrix Corp.(a) 18,832 995,365
ExlService Holdings, Inc.* 67,547 2,957,883
Exponent, Inc. 20,661 1,543,583
FTI Consulting, Inc.* 14,409 2,327,054
Genpact Ltd. 66,874 2,943,125
Insperity, Inc. 14,726 885,327
KBR, Inc. 54,978 2,635,645
ManpowerGroup, Inc. 19,836 801,374
Maximus, Inc. 23,697 1,663,530
Parsons Corp.*(a) 19,684 1,412,721
Paylocity Holding Corp.* 17,925 3,247,831
Science Applications
International Corp.(a) 20,259 2,281,366
28,091,885
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.*(a) 19,770 5,056,771
Residential REITs 0 .9%
American Homes 4 Rent,
Class A 131,760 4,752,583
Equity LifeStyle Properties,
Inc. 79,363 4,894,316
Independence Realty Trust,
Inc. 97,500 1,724,775
11,371,674
Retail REITs 1 .0%
Agree Realty Corp.(a) 45,784 3,344,979
Brixmor Property Group, Inc. 127,886 3,330,151
Kite Realty Group Trust 91,980 2,083,347
NNN REIT, Inc. 78,020 3,368,904
12,127,381
Semiconductors & Semiconductor Equipment 2 .6%
Allegro MicroSystems, Inc.*(a) 54,026 1,847,149
Amkor Technology, Inc. 47,342 993,709
Cirrus Logic, Inc.* 22,121 2,306,225
Entegris, Inc. 63,154 5,093,370
Lattice Semiconductor
Corp.*(a) 56,763 2,780,819
MACOM Technology Solutions
Holdings, Inc.* 24,878 3,564,769
MKS, Inc.(a) 27,936 2,775,721
Onto Innovation, Inc.* 20,246 2,043,429
Power Integrations, Inc. 23,526 1,315,103
Rambus, Inc.*(a) 44,713 2,862,526
Silicon Laboratories, Inc.* 13,583 2,001,591
Synaptics, Inc.* 16,193 1,049,630
Universal Display Corp.(a) 18,351 2,834,495
31,468,536
Software 3 .6%
Appfolio, Inc., Class A*(a) 9,591 2,208,615
BILL Holdings, Inc.* 39,503 1,827,409
Blackbaud, Inc.* 15,672 1,006,299
Commvault Systems, Inc.* 18,253 3,182,046
Docusign, Inc., Class A* 84,283 6,564,803
Common Stocks
Shares Value ($)
Software
Dolby Laboratories, Inc., Class
A 25,698 1,908,333
Dropbox, Inc., Class A* 84,321 2,411,581
Dynatrace, Inc.* 125,165 6,910,360
Guidewire Software, Inc.* 35,027 8,247,107
Manhattan Associates, Inc.* 25,365 5,008,827
Pegasystems, Inc. 37,496 2,029,658
Qualys, Inc.* 14,989 2,141,478
43,446,516
Specialized REITs 1 .6%
CubeSmart 95,108 4,042,090
EPR Properties(a) 31,961 1,862,048
Gaming and Leisure
Properties, Inc. 114,960 5,366,333
Lamar Advertising Co., Class
A(a) 36,691 4,452,820
National Storage Affiliates
Trust 29,327 938,171
PotlatchDeltic Corp.(a) 29,528 1,132,989
Rayonier, Inc. 57,715 1,280,118
19,074,569
Specialty Retail 3 .7%
Abercrombie & Fitch Co.,
Class A* 19,837 1,643,495
AutoNation, Inc.* 10,744 2,134,296
Bath & Body Works, Inc. 88,819 2,661,017
Burlington Stores, Inc.* 26,156 6,084,932
Chewy, Inc., Class A*(a) 91,151 3,884,856
Dick's Sporting Goods, Inc.(a) 23,840 4,715,790
Five Below, Inc.* 22,915 3,005,990
Floor & Decor Holdings, Inc.,
Class A*(a) 44,703 3,395,640
GameStop Corp., Class A*(a) 169,518 4,134,544
Gap, Inc. (The) 91,610 1,998,014
Lithia Motors, Inc., Class A 10,989 3,712,304
Murphy USA, Inc. 7,484 3,044,491
Penske Automotive Group,
Inc.(a) 7,716 1,325,686
RH* 6,437 1,216,657
Valvoline, Inc.*(a) 53,348 2,020,289
44,978,001
Technology Hardware, Storage & Peripherals 0 .6%
Pure Storage, Inc., Class A* 129,670 7,466,399
Textiles, Apparel & Luxury Goods 0 .9%
Capri Holdings Ltd.*(a) 48,169 852,591
Columbia Sportswear Co. 12,793 781,397
Crocs, Inc.* 23,326 2,362,457
PVH Corp. 22,404 1,536,914
Skechers USA, Inc., Class A* 54,302 3,426,456
Under Armour, Inc., Class A* 70,287 480,060
Under Armour, Inc., Class
C*(a) 54,639 354,607
VF Corp. 137,294 1,613,205
11,407,687
Trading Companies & Distributors 1 .8%
Applied Industrial
Technologies, Inc. 15,987 3,716,178
Core & Main, Inc., Class A*(a) 79,163 4,777,487
GATX Corp.(a) 14,871 2,283,591

104 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
MSC Industrial Direct Co., Inc.,
Class A(a) 18,703 1,590,129
Watsco, Inc. 14,462 6,386,709
WESCO International, Inc. 18,496 3,425,459
22,179,553
Water Utilities 0 .3%
Essential Utilities, Inc. 106,937 3,971,640
Total Common Stocks
(cost $794,937,128) 1,212,569,667
Repurchase Agreements 4 .3%
Principal
Amount ($)
Bank of America NA,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $4,000,487,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025; total
market value $4,080,002.
(b)(c) 4,000,000 4,000,000
BNP Paribas Securities
Corp.,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $2,000,243,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $4,593,945,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$4,685,251.(b)(c) 4,593,383 4,593,383
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,222,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Services LLC,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $9,001,093,
collateralized by U.S.
Government Agency
Securities, ranging from
4.00% - 6.00%, maturing
9/1/2047 - 5/1/2055; total
market value $9,180,000.
(b)(c) 9,000,000 9,000,000
MetLife, Inc.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,222,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $10,205,329.(b)(c) 10,000,000 10,000,000
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $13,001,589,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $13,260,040.(b)(c) 13,000,000 13,000,000
Total Repurchase Agreements
(cost $52,593,383) 52,593,383
Total Investments
(cost $847,530,511) — 103.5% 1,265,163,050
Liabilities in excess of other assets — (3.5)% (42,235,588)
NET ASSETS — 100.0%
$ 1,222,927,462
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $221,559,107, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $52,593,383 and by $174,286,557 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $226,879,940.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $52,593,383.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT Mid Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 105
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 33 9/2025 USD 10,314,150 264,102
Net contracts 264,102
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

106 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT NASDAQ-100 Index Fund
Common Stocks 107 .1%
Shares Value ($)
Aerospace & Defense 0 .4%
Axon Enterprise, Inc.* 82 67,891
Automobiles 2 .9%
Tesla, Inc.* 1,567 497,773
Beverages 2 .1%
Coca-Cola Europacific
Partners plc 486 45,062
Keurig Dr Pepper, Inc. 1,439 47,573
Monster Beverage Corp.* 1,033 64,707
PepsiCo, Inc. 1,452 191,722
349,064
Biotechnology 3 .0%
Amgen, Inc. 570 159,150
Biogen, Inc.* 155 19,466
Gilead Sciences, Inc. 1,318 146,127
Regeneron Pharmaceuticals,
Inc. 112 58,800
Vertex Pharmaceuticals, Inc.* 272 121,094
504,637
Broadline Retail 7 .2%
Amazon.com, Inc.* 4,571 1,002,832
MercadoLibre, Inc.* 54 141,136
PDD Holdings, Inc., ADR-CN* 707 73,994
1,217,962
Chemicals 1 .4%
Linde plc 499 234,121
Commercial Services & Supplies 0 .9%
Cintas Corp. 428 95,388
Copart, Inc.* 1,023 50,199
145,587
Communications Equipment 1 .7%
Cisco Systems, Inc. 4,195 291,049
Consumer Staples Distribution & Retail 2 .8%
Costco Wholesale Corp. 470 465,272
Electric Utilities 1 .5%
American Electric Power Co.,
Inc. 566 58,728
Constellation Energy Corp. 332 107,157
Exelon Corp. 1,069 46,416
Xcel Energy, Inc. 611 41,609
253,910
Electronic Equipment, Instruments & Components 0 .1%
CDW Corp. 139 24,824
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 1,049 40,219
Entertainment 4 .3%
Electronic Arts, Inc. 266 42,480
Netflix, Inc.* 451 603,948
Take-Two Interactive Software,
Inc.* 193 46,870
Warner Bros Discovery, Inc.* 2,621 30,037
723,335
Financial Services 0 .5%
PayPal Holdings, Inc.* 1,030 76,550
Food Products 0 .7%
Kraft Heinz Co. (The) 1,254 32,378
Common Stocks
Shares Value ($)
Food Products
Mondelez International, Inc.,
Class A 1,372 92,528
124,906
Ground Transportation 0 .6%
CSX Corp. 1,990 64,934
Old Dominion Freight Line, Inc. 224 36,355
101,289
Health Care Equipment & Supplies 1 .9%
Dexcom, Inc.* 415 36,225
GE HealthCare Technologies,
Inc. 485 35,924
IDEXX Laboratories, Inc.* 85 45,589
Intuitive Surgical, Inc.* 380 206,496
324,234
Hotels, Restaurants & Leisure 3 .3%
Airbnb, Inc., Class A* 457 60,479
Booking Holdings, Inc. 34 196,834
DoorDash, Inc., Class A* 422 104,027
Marriott International, Inc.,
Class A 290 79,231
Starbucks Corp. 1,204 110,323
550,894
Industrial Conglomerates 0 .9%
Honeywell International, Inc. 681 158,591
Interactive Media & Services 9 .2%
Alphabet, Inc., Class A 2,506 441,632
Alphabet, Inc., Class C 2,350 416,867
Meta Platforms, Inc., Class A 935 690,114
1,548,613
IT Services 1 .1%
Cognizant Technology
Solutions Corp., Class A 522 40,732
Shopify, Inc., Class A* 1,290 148,801
189,533
Machinery 0 .3%
PACCAR, Inc. 556 52,853
Media 1 .4%
Charter Communications, Inc.,
Class A* 149 60,913
Comcast Corp., Class A 3,945 140,797
Trade Desk, Inc. (The), Class
A* 475 34,195
235,905
Oil, Gas & Consumable Fuels 0 .2%
Diamondback Energy, Inc. 309 42,457
Pharmaceuticals 0 .3%
AstraZeneca plc, ADR-UK 631 44,094
Professional Services 1 .4%
Automatic Data Processing,
Inc. 430 132,612
Paychex, Inc. 382 55,566
Verisk Analytics, Inc., Class A 148 46,102
234,280
Real Estate Management & Development 0 .2%
CoStar Group, Inc.* 447 35,939

NVIT NASDAQ-100 Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 25 .5%
Advanced Micro Devices, Inc.* 1,717 243,642
Analog Devices, Inc. 526 125,199
Applied Materials, Inc. 850 155,610
ARM Holdings plc, ADR* 142 22,967
ASML Holding NV
(Registered), ADR-NL 93 74,529
Broadcom, Inc. 3,348 922,876
GLOBALFOUNDRIES, Inc.* 586 22,385
Intel Corp. 4,620 103,488
KLA Corp. 140 125,404
Lam Research Corp. 1,355 131,896
Marvell Technology, Inc. 913 70,666
Microchip Technology, Inc. 571 40,181
Micron Technology, Inc. 1,184 145,928
NVIDIA Corp. 10,505 1,659,685
NXP Semiconductors NV 268 58,555
ON Semiconductor Corp.* 443 23,218
QUALCOMM, Inc. 1,163 185,219
Texas Instruments, Inc. 962 199,731
4,311,179
Software 20 .4%
Adobe, Inc.* 451 174,483
ANSYS, Inc.* 93 32,663
AppLovin Corp., Class A* 326 114,126
Atlassian Corp., Class A* 175 35,541
Autodesk, Inc.* 227 70,272
Cadence Design Systems,
Inc.* 289 89,055
Crowdstrike Holdings, Inc.,
Class A* 264 134,458
Datadog, Inc., Class A* 338 45,404
Fortinet, Inc.* 811 85,739
Intuit, Inc. 295 232,351
Microsoft Corp. 3,200 1,591,712
MicroStrategy, Inc., Class A* 269 108,738
Palantir Technologies, Inc.,
Class A* 2,397 326,759
Palo Alto Networks, Inc.* 706 144,476
Roper Technologies, Inc. 114 64,620
Synopsys, Inc.* 164 84,079
Workday, Inc., Class A* 229 54,960
Zscaler, Inc.* 165 51,800
3,441,236
Specialty Retail 0 .7%
O'Reilly Automotive, Inc.* 905 81,567
Ross Stores, Inc. 348 44,398
125,965
Technology Hardware, Storage & Peripherals 7 .8%
Apple, Inc. 6,430 1,319,243
Textiles, Apparel & Luxury Goods 0 .2%
Lululemon Athletica, Inc.* 122 28,985
Trading Companies & Distributors 0 .3%
Fastenal Co. 1,215 51,030
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 1 .7%
T-Mobile US, Inc. 1,203 286,627
Total Investments
(cost $16,709,259) — 107.1% 18,100,047
Liabilities in excess of other assets — (7.1)% (1,193,231)
NET ASSETS — 100.0%
$ 16,906,816
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
NL Netherlands
UK United Kingdom

108 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT NASDAQ-100 Index Fund
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 Micro E-Mini Index 1 9/2025 USD 31,269 94
Net contracts 94
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT S&P 500 Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 109
Common Stocks 98 .8%
Shares Value ($)
Aerospace & Defense 2 .2%
Axon Enterprise, Inc.*(a) 6,434 5,326,966
Boeing Co. (The)* 65,543 13,733,225
GE Aerospace 92,675 23,853,618
General Dynamics Corp. 21,860 6,375,688
Howmet Aerospace, Inc.(a) 34,962 6,507,477
Huntington Ingalls Industries,
Inc.(a) 3,659 883,502
L3Harris Technologies, Inc. 16,177 4,057,839
Lockheed Martin Corp. 18,056 8,362,456
Northrop Grumman Corp. 11,643 5,821,267
RTX Corp.(a) 116,130 16,957,302
Textron, Inc. 15,882 1,275,166
TransDigm Group, Inc. 4,888 7,432,888
100,587,394
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc.
(a) 10,485 1,006,036
Expeditors International of
Washington, Inc. 11,733 1,340,495
FedEx Corp. 18,896 4,295,250
United Parcel Service, Inc.,
Class B 64,385 6,499,022
13,140,803
Automobile Components 0 .0%
†
Aptiv plc* 19,964 1,361,944
Automobiles 1 .8%
Ford Motor Co.(a) 339,657 3,685,278
General Motors Co. 87,153 4,288,799
Tesla, Inc.* 243,589 77,378,482
85,352,559
Banks 3 .5%
Bank of America Corp. 528,944 25,029,630
Citigroup, Inc. 163,786 13,941,464
Citizens Financial Group, Inc. 39,935 1,787,091
Fifth Third Bancorp(a) 58,023 2,386,486
Huntington Bancshares, Inc. 126,455 2,119,386
JPMorgan Chase & Co. 241,927 70,137,057
KeyCorp 88,895 1,548,551
M&T Bank Corp. 14,920 2,894,331
PNC Financial Services
Group, Inc. (The) 34,459 6,423,847
Regions Financial Corp. 84,042 1,976,668
Truist Financial Corp.(a) 115,920 4,983,401
US Bancorp 137,205 6,208,526
Wells Fargo & Co. 283,985 22,752,878
162,189,316
Beverages 1 .1%
Brown-Forman Corp., Class B 15,771 424,398
Coca-Cola Co. (The) 336,719 23,822,869
Constellation Brands, Inc.,
Class A(a) 13,728 2,233,271
Keurig Dr Pepper, Inc. 116,200 3,841,572
Molson Coors Beverage Co.,
Class B(a) 14,728 708,270
Monster Beverage Corp.* 60,691 3,801,684
PepsiCo, Inc. 118,471 15,642,911
50,474,975
Biotechnology 1 .6%
AbbVie, Inc. 153,547 28,501,394
Common Stocks
Shares Value ($)
Biotechnology
Amgen, Inc. 46,513 12,986,895
Biogen, Inc.*(a) 13,169 1,653,895
Gilead Sciences, Inc. 108,050 11,979,504
Incyte Corp.* 14,413 981,525
Moderna, Inc.*(a) 27,317 753,676
Regeneron Pharmaceuticals,
Inc. 8,999 4,724,475
Vertex Pharmaceuticals, Inc.* 22,326 9,939,535
71,520,899
Broadline Retail 4 .0%
Amazon.com, Inc.* 821,331 180,191,808
eBay, Inc. 42,279 3,148,094
183,339,902
Building Products 0 .5%
A O Smith Corp. 10,396 681,666
Allegion plc 7,786 1,122,118
Builders FirstSource, Inc.* 9,975 1,163,983
Carrier Global Corp. 70,399 5,152,503
Johnson Controls International
plc 56,781 5,997,209
Lennox International, Inc.(a) 2,710 1,553,480
Masco Corp. 17,815 1,146,573
Trane Technologies plc 19,436 8,501,501
25,319,033
Capital Markets 3 .4%
Ameriprise Financial, Inc. 8,390 4,477,995
Bank of New York Mellon
Corp. (The) 62,250 5,671,598
Blackrock, Inc. 12,659 13,282,456
Blackstone, Inc. 63,583 9,510,745
Cboe Global Markets, Inc.(a) 8,825 2,058,078
Charles Schwab Corp. (The) 147,275 13,437,371
CME Group, Inc. 31,531 8,690,574
Coinbase Global, Inc., Class
A* 17,980 6,301,810
FactSet Research Systems,
Inc. 3,183 1,423,692
Franklin Resources, Inc.(a) 26,297 627,184
Goldman Sachs Group, Inc.
(The) 26,673 18,877,816
Intercontinental Exchange, Inc. 50,107 9,193,131
Invesco Ltd.(a) 35,513 560,040
KKR & Co., Inc.(a) 59,045 7,854,756
MarketAxess Holdings, Inc.(a) 3,422 764,270
Moody's Corp. 13,516 6,779,490
Morgan Stanley 107,064 15,081,035
MSCI, Inc., Class A 6,822 3,934,520
Nasdaq, Inc. 36,450 3,259,359
Northern Trust Corp. 16,939 2,147,696
Raymond James Financial,
Inc. 15,771 2,418,798
S&P Global, Inc. 27,199 14,341,761
State Street Corp. 25,507 2,712,414
T. Rowe Price Group, Inc. 18,856 1,819,604
155,226,193
Chemicals 1 .2%
Air Products & Chemicals, Inc.
(a) 19,097 5,386,500
Albemarle Corp.(a) 9,540 597,872
CF Industries Holdings, Inc. 15,556 1,431,152

110 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals
Corteva, Inc. 60,146 4,482,681
Dow, Inc. 62,265 1,648,777
DuPont de Nemours, Inc. 36,613 2,511,286
Eastman Chemical Co. 9,702 724,351
Ecolab, Inc. 21,646 5,832,298
International Flavors &
Fragrances, Inc. 21,551 1,585,076
Linde plc 41,288 19,371,504
LyondellBasell Industries NV,
Class A(a) 21,606 1,250,123
Mosaic Co. (The) 27,086 988,097
PPG Industries, Inc. 20,528 2,335,060
Sherwin-Williams Co. (The) 19,857 6,818,100
54,962,877
Commercial Services & Supplies 0 .6%
Cintas Corp. 29,920 6,668,270
Copart, Inc.* 76,214 3,739,821
Republic Services, Inc., Class
A 17,755 4,378,561
Rollins, Inc. 25,177 1,420,486
Veralto Corp. 21,732 2,193,845
Waste Management, Inc. 31,496 7,206,915
25,607,898
Communications Equipment 0 .9%
Arista Networks, Inc.* 89,818 9,189,280
Cisco Systems, Inc. 345,930 24,000,623
F5, Inc.* 5,096 1,499,855
Juniper Networks, Inc. 28,261 1,128,462
Motorola Solutions, Inc. 14,296 6,010,896
41,829,116
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 12,765 4,826,191
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 5,273 2,894,666
Vulcan Materials Co. 11,570 3,017,688
5,912,354
Consumer Finance 0 .6%
American Express Co.(a) 48,153 15,359,844
Capital One Financial Corp. 55,600 11,829,456
Synchrony Financial(a) 33,211 2,216,502
29,405,802
Consumer Staples Distribution & Retail 2 .0%
Costco Wholesale Corp. 38,568 38,180,006
Dollar General Corp.(a) 19,328 2,210,737
Dollar Tree, Inc.* 17,238 1,707,251
Kroger Co. (The) 53,250 3,819,622
Sysco Corp. 41,820 3,167,447
Target Corp. 39,731 3,919,463
Walgreens Boots Alliance, Inc.
(a) 56,545 649,137
Walmart, Inc. 375,986 36,763,911
90,417,574
Containers & Packaging 0 .2%
Amcor plc 191,610 1,760,896
Avery Dennison Corp. 6,962 1,221,622
Ball Corp. 25,343 1,421,489
International Paper Co. 45,625 2,136,619
Packaging Corp. of America 8,069 1,520,603
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc(a) 42,646 1,840,175
9,901,404
Distributors 0 .1%
Genuine Parts Co. 12,473 1,513,100
LKQ Corp. 22,920 848,269
Pool Corp.(a) 3,151 918,453
3,279,822
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 625,489 18,101,652
Verizon Communications, Inc. 366,723 15,868,104
33,969,756
Electric Utilities 1 .5%
Alliant Energy Corp. 22,595 1,366,320
American Electric Power Co.,
Inc. 46,741 4,849,846
Constellation Energy Corp. 27,117 8,752,283
Duke Energy Corp. 67,212 7,931,016
Edison International 34,491 1,779,736
Entergy Corp. 39,010 3,242,511
Evergy, Inc.(a) 19,154 1,320,285
Eversource Energy 31,994 2,035,458
Exelon Corp. 87,234 3,787,700
FirstEnergy Corp. 44,446 1,789,396
NextEra Energy, Inc. 178,239 12,373,351
NRG Energy, Inc. 17,905 2,875,185
PG&E Corp. 186,061 2,593,690
Pinnacle West Capital Corp.(a) 10,155 908,568
PPL Corp. 62,677 2,124,124
Southern Co. (The) 95,344 8,755,440
Xcel Energy, Inc.(a) 49,480 3,369,588
69,854,497
Electrical Equipment 0 .9%
AMETEK, Inc. 20,235 3,661,726
Eaton Corp. plc(a) 34,032 12,149,084
Emerson Electric Co. 48,556 6,473,971
GE Vernova, Inc. 23,891 12,641,923
Generac Holdings, Inc.* 4,937 707,028
Hubbell, Inc., Class B 4,608 1,881,953
Rockwell Automation, Inc. 9,955 3,306,752
40,822,437
Electronic Equipment, Instruments & Components 0 .7%
Amphenol Corp., Class A 105,320 10,400,350
CDW Corp. 11,706 2,090,574
Corning, Inc. 67,127 3,530,209
Jabil, Inc. 9,178 2,001,722
Keysight Technologies, Inc.* 14,859 2,434,796
Ralliant Corp.* 9,612 466,070
TE Connectivity plc 25,288 4,265,327
Teledyne Technologies, Inc.* 4,049 2,074,343
Trimble, Inc.*(a) 21,130 1,605,457
Zebra Technologies Corp.,
Class A* 4,488 1,383,920
30,252,768
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 86,358 3,310,966
Halliburton Co. 73,769 1,503,412
Schlumberger NV 120,483 4,072,325
8,886,703

NVIT S&P 500 Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Entertainment 1 .8%
Electronic Arts, Inc. 20,505 3,274,649
Live Nation Entertainment,
Inc.*(a) 13,947 2,109,902
Netflix, Inc.* 37,044 49,606,732
Take-Two Interactive Software,
Inc.* 14,792 3,592,237
TKO Group Holdings, Inc.,
Class A 5,659 1,029,655
Walt Disney Co. (The) 156,179 19,367,758
Warner Bros Discovery, Inc.* 192,351 2,204,342
81,185,275
Financial Services 4 .3%
Apollo Global Management,
Inc. 38,676 5,486,964
Berkshire Hathaway, Inc.,
Class B* 159,400 77,431,738
Corpay, Inc.* 6,008 1,993,575
Fidelity National Information
Services, Inc. 45,958 3,741,441
Fiserv, Inc.* 48,861 8,424,125
Global Payments, Inc. 21,588 1,727,903
Jack Henry & Associates, Inc.
(a) 6,351 1,144,260
Mastercard, Inc., Class A 70,556 39,648,239
PayPal Holdings, Inc.* 85,886 6,383,047
Visa, Inc., Class A(a) 148,806 52,833,570
198,814,862
Food Products 0 .6%
Archer-Daniels-Midland Co. 41,401 2,185,145
Bunge Global SA 11,960 960,149
Campbell's Co. (The) 15,564 477,037
Conagra Brands, Inc. 39,142 801,237
General Mills, Inc.(a) 46,751 2,422,169
Hershey Co. (The) 13,093 2,172,783
Hormel Foods Corp. 23,374 707,064
J M Smucker Co. (The) 9,041 887,826
Kellanova 22,566 1,794,674
Kraft Heinz Co. (The) 77,204 1,993,407
Lamb Weston Holdings, Inc.(a) 11,972 620,748
McCormick & Co., Inc.
(Non-Voting) 21,453 1,626,566
Mondelez International, Inc.,
Class A(a) 111,925 7,548,222
Tyson Foods, Inc., Class A 24,256 1,356,881
25,553,908
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 13,903 2,142,591
Ground Transportation 0 .9%
CSX Corp. 166,769 5,441,672
JB Hunt Transport Services,
Inc. 6,495 932,682
Norfolk Southern Corp. 19,460 4,981,176
Old Dominion Freight Line, Inc. 16,495 2,677,139
Uber Technologies, Inc.* 181,943 16,975,282
Union Pacific Corp. 52,013 11,967,151
42,975,102
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 151,238 20,569,880
Align Technology, Inc.* 6,365 1,205,085
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Baxter International, Inc. 43,657 1,321,934
Becton Dickinson & Co. 24,503 4,220,642
Boston Scientific Corp.* 128,800 13,834,408
Cooper Cos., Inc. (The)* 17,565 1,249,925
Dexcom, Inc.*(a) 34,317 2,995,531
Edwards Lifesciences Corp.* 50,432 3,944,287
GE HealthCare Technologies,
Inc. 38,983 2,887,471
Hologic, Inc.* 19,456 1,267,753
IDEXX Laboratories, Inc.*(a) 7,119 3,818,204
Insulet Corp.* 6,024 1,892,620
Intuitive Surgical, Inc.* 31,156 16,930,482
Medtronic plc 111,217 9,694,786
ResMed, Inc. 12,833 3,310,914
Solventum Corp.* 11,172 847,285
STERIS plc 8,621 2,070,937
Stryker Corp. 29,681 11,742,694
Zimmer Biomet Holdings, Inc.
(a) 16,586 1,512,809
105,317,647
Health Care Providers & Services 1 .8%
Cardinal Health, Inc. 20,794 3,493,392
Cencora, Inc. 15,045 4,511,243
Centene Corp.* 41,868 2,272,595
Cigna Group (The) 23,590 7,798,382
CVS Health Corp. 108,865 7,509,508
DaVita, Inc.* 3,730 531,339
Elevance Health, Inc.(a) 19,839 7,716,577
HCA Healthcare, Inc. 15,401 5,900,123
Henry Schein, Inc.*(a) 10,876 794,492
Humana, Inc. 10,441 2,552,616
Labcorp Holdings, Inc. 7,154 1,877,997
McKesson Corp. 10,891 7,980,707
Molina Healthcare, Inc.* 4,861 1,448,092
Quest Diagnostics, Inc. 9,434 1,694,629
UnitedHealth Group, Inc. 79,463 24,790,072
Universal Health Services,
Inc., Class B 5,414 980,746
81,852,510
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc.(a) 12,836 932,278
Healthpeak Properties, Inc. 57,721 1,010,695
Ventas, Inc. 38,100 2,406,015
Welltower, Inc. 54,004 8,302,035
12,651,023
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 60,893 935,317
Hotels, Restaurants & Leisure 2 .1%
Airbnb, Inc., Class A* 37,090 4,908,491
Booking Holdings, Inc. 2,847 16,481,966
Caesars Entertainment, Inc.* 17,288 490,806
Carnival Corp.*(a) 93,478 2,628,601
Chipotle Mexican Grill, Inc.,
Class A* 117,561 6,601,050
Darden Restaurants, Inc.(a) 10,116 2,204,985
Domino's Pizza, Inc. 2,875 1,295,475
DoorDash, Inc., Class A* 30,092 7,417,979
Expedia Group, Inc.(a) 10,865 1,832,708

112 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings,
Inc.(a) 20,535 5,469,292
Las Vegas Sands Corp.(a) 29,857 1,299,078
Marriott International, Inc.,
Class A(a) 19,771 5,401,635
McDonald's Corp. 61,878 18,078,895
MGM Resorts International*(a) 19,091 656,540
Norwegian Cruise Line
Holdings Ltd.*(a) 37,473 759,952
Royal Caribbean Cruises Ltd.
(a) 21,434 6,711,843
Starbucks Corp. 98,464 9,022,256
Wynn Resorts Ltd.(a) 8,098 758,540
Yum! Brands, Inc. 24,045 3,562,988
95,583,080
Household Durables 0 .3%
DR Horton, Inc. 24,102 3,107,230
Garmin Ltd. 13,390 2,794,761
Lennar Corp., Class A 20,229 2,237,530
Mohawk Industries, Inc.* 4,471 468,739
NVR, Inc.* 266 1,964,585
PulteGroup, Inc. 17,221 1,816,127
12,388,972
Household Products 1 .0%
Church & Dwight Co., Inc. 20,745 1,993,802
Clorox Co. (The)(a) 10,797 1,296,396
Colgate-Palmolive Co. 69,904 6,354,273
Kimberly-Clark Corp. 29,016 3,740,743
Procter & Gamble Co. (The) 203,803 32,469,894
45,855,108
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 61,683 648,905
Vistra Corp. 29,561 5,729,218
6,378,123
Industrial Conglomerates 0 .4%
3M Co.(a) 46,606 7,095,297
Honeywell International, Inc. 56,288 13,108,350
20,203,647
Industrial REITs 0 .2%
Prologis, Inc. 81,094 8,524,601
Insurance 2 .0%
Aflac, Inc. 42,795 4,513,161
Allstate Corp. (The) 22,834 4,596,713
American International Group,
Inc.(a) 51,986 4,449,482
Aon plc, Class A 18,666 6,659,282
Arch Capital Group Ltd.(a) 31,682 2,884,646
Arthur J Gallagher & Co. 22,173 7,098,021
Assurant, Inc.(a) 4,613 911,021
Brown & Brown, Inc.(a) 24,192 2,682,167
Chubb Ltd. 32,546 9,429,227
Cincinnati Financial Corp. 13,394 1,994,634
Erie Indemnity Co., Class A(a) 2,063 715,428
Everest Group Ltd. 3,740 1,271,039
Globe Life, Inc. 7,116 884,448
Hartford Insurance Group, Inc.
(The) 24,388 3,094,106
Loews Corp. 15,820 1,450,061
Common Stocks
Shares Value ($)
Insurance
Marsh & McLennan Cos., Inc. 42,796 9,356,917
MetLife, Inc.(a) 50,272 4,042,874
Principal Financial Group, Inc.
(a) 18,084 1,436,412
Progressive Corp. (The) 50,958 13,598,652
Prudential Financial, Inc.(a) 30,453 3,271,870
Travelers Cos., Inc. (The) 19,779 5,291,674
W R Berkley Corp. 26,452 1,943,428
Willis Towers Watson plc(a) 8,405 2,576,133
94,151,396
Interactive Media & Services 6 .5%
Alphabet, Inc., Class A 505,913 89,157,048
Alphabet, Inc., Class C 408,197 72,410,066
Match Group, Inc. 22,017 680,105
Meta Platforms, Inc., Class A 188,731 139,300,464
301,547,683
IT Services 1 .1%
Accenture plc, Class A 54,432 16,269,180
Akamai Technologies, Inc.*(a) 12,450 993,012
Cognizant Technology
Solutions Corp., Class A 42,343 3,304,024
EPAM Systems, Inc.*(a) 4,639 820,268
Gartner, Inc.* 6,653 2,689,276
GoDaddy, Inc., Class A* 12,314 2,217,259
International Business
Machines Corp.(a) 80,789 23,814,981
VeriSign, Inc. 7,137 2,061,166
52,169,166
Leisure Products 0 .0%
†
Hasbro, Inc. 12,006 886,283
Life Sciences Tools & Services 0 .8%
Agilent Technologies, Inc. 24,231 2,859,500
Bio-Techne Corp. 13,140 676,053
Charles River Laboratories
International, Inc.* 4,419 670,495
Danaher Corp. 55,018 10,868,256
IQVIA Holdings, Inc.*(a) 14,217 2,240,457
Mettler-Toledo International,
Inc.*(a) 1,763 2,071,031
Revvity, Inc. 10,921 1,056,279
Thermo Fisher Scientific, Inc. 33,094 13,418,293
Waters Corp.*(a) 5,040 1,759,162
West Pharmaceutical
Services, Inc. 6,590 1,441,892
37,061,418
Machinery 1 .5%
Caterpillar, Inc. 41,381 16,064,518
Cummins, Inc. 12,012 3,933,930
Deere & Co. 21,774 11,071,861
Dover Corp. 11,740 2,151,120
Fortive Corp. 28,835 1,503,169
IDEX Corp. 6,374 1,119,083
Illinois Tool Works, Inc. 23,285 5,757,216
Ingersoll Rand, Inc. 34,165 2,841,845
Nordson Corp.(a) 4,993 1,070,349
Otis Worldwide Corp. 34,854 3,451,243
PACCAR, Inc. 45,482 4,323,519
Parker-Hannifin Corp. 11,104 7,755,811
Pentair plc 14,007 1,437,959
Snap-on, Inc. 4,550 1,415,869

NVIT S&P 500 Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Machinery
Stanley Black & Decker, Inc.
(a) 13,416 908,934
Westinghouse Air Brake
Technologies Corp. 14,500 3,035,575
Xylem, Inc. 20,538 2,656,796
70,498,797
Media 0 .5%
Charter Communications, Inc.,
Class A* 8,471 3,463,030
Comcast Corp., Class A(a) 327,768 11,698,040
Fox Corp., Class A 18,060 1,012,082
Fox Corp., Class B 12,311 635,617
Interpublic Group of Cos., Inc.
(The) 30,709 751,756
News Corp., Class A 35,275 1,048,373
News Corp., Class B 9,114 312,701
Omnicom Group, Inc. 16,409 1,180,464
Paramount Global, Class B 50,867 656,184
20,758,247
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 124,427 5,393,910
Newmont Corp. 97,928 5,705,285
Nucor Corp.(a) 20,627 2,672,022
Steel Dynamics, Inc. 12,359 1,582,076
15,353,293
Multi-Utilities 0 .6%
Ameren Corp. 23,188 2,226,975
CenterPoint Energy, Inc. 56,769 2,085,693
CMS Energy Corp.(a) 25,321 1,754,239
Consolidated Edison, Inc. 31,319 3,142,862
Dominion Energy, Inc.(a) 74,749 4,224,813
DTE Energy Co. 17,524 2,321,229
NiSource, Inc. 42,574 1,717,435
Public Service Enterprise
Group, Inc. 43,037 3,622,855
Sempra(a) 56,691 4,295,477
WEC Energy Group, Inc. 27,173 2,831,427
28,223,005
Office REITs 0 .0%
†
BXP, Inc.(a) 12,518 844,589
Oil, Gas & Consumable Fuels 2 .8%
APA Corp.(a) 29,699 543,195
Chevron Corp. 141,182 20,215,850
ConocoPhillips 109,723 9,846,542
Coterra Energy, Inc. 63,132 1,602,290
Devon Energy Corp. 56,448 1,795,611
Diamondback Energy, Inc. 16,531 2,271,359
EOG Resources, Inc.(a) 49,160 5,880,028
EQT Corp. 51,700 3,015,144
Expand Energy Corp. 18,995 2,221,275
Exxon Mobil Corp. 375,867 40,518,463
Hess Corp. 23,474 3,252,088
Kinder Morgan, Inc. 166,674 4,900,216
Marathon Petroleum Corp.(a) 27,299 4,534,637
Occidental Petroleum Corp.(a) 60,113 2,525,347
ONEOK, Inc. 53,111 4,335,451
Phillips 66 35,623 4,249,824
Targa Resources Corp. 18,602 3,238,236
Texas Pacific Land Corp.(a) 1,659 1,752,551
Valero Energy Corp.(a) 27,556 3,704,077
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 106,538 6,691,652
127,093,836
Passenger Airlines 0 .1%
Delta Air Lines, Inc. 55,810 2,744,736
Southwest Airlines Co.(a) 51,412 1,667,805
United Airlines Holdings, Inc.* 27,736 2,208,618
6,621,159
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A(a) 19,289 1,558,551
Kenvue, Inc. 165,570 3,465,380
5,023,931
Pharmaceuticals 2 .8%
Bristol-Myers Squibb Co. 176,335 8,162,547
Eli Lilly & Co. 68,378 53,302,703
Johnson & Johnson 209,152 31,947,968
Merck & Co., Inc. 218,426 17,290,602
Pfizer, Inc. 491,184 11,906,300
Viatris, Inc. 105,664 943,580
Zoetis, Inc., Class A 38,594 6,018,734
129,572,434
Professional Services 0 .6%
Automatic Data Processing,
Inc. 35,287 10,882,511
Broadridge Financial
Solutions, Inc. 10,100 2,454,603
Dayforce, Inc.*(a) 13,476 746,435
Equifax, Inc. 10,564 2,739,985
Jacobs Solutions, Inc. 10,811 1,421,106
Leidos Holdings, Inc. 11,676 1,842,006
Paychex, Inc.(a) 27,940 4,064,152
Paycom Software, Inc.(a) 4,335 1,003,119
Verisk Analytics, Inc., Class A 12,414 3,866,961
29,020,878
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 25,541 3,578,805
CoStar Group, Inc.*(a) 36,685 2,949,474
6,528,279
Residential REITs 0 .2%
AvalonBay Communities, Inc.
(a) 12,599 2,563,897
Camden Property Trust 8,878 1,000,462
Equity Residential 30,370 2,049,671
Essex Property Trust, Inc.(a) 5,368 1,521,291
Invitation Homes, Inc. 48,391 1,587,225
Mid-America Apartment
Communities, Inc. 10,256 1,517,991
UDR, Inc. 24,803 1,012,706
11,253,243
Retail REITs 0 .3%
Federal Realty Investment
Trust 6,116 580,959
Kimco Realty Corp. 56,787 1,193,663
Realty Income Corp. 78,887 4,544,680
Regency Centers Corp. 15,007 1,068,949
Simon Property Group, Inc. 26,856 4,317,370
11,705,621

114 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 12 .6%
Advanced Micro Devices, Inc.* 141,011 20,009,461
Analog Devices, Inc. 43,044 10,245,333
Applied Materials, Inc. 70,623 12,928,953
Broadcom, Inc. 408,725 112,665,046
Enphase Energy, Inc.*(a) 11,600 459,940
First Solar, Inc.*(a) 9,354 1,548,461
Intel Corp. 376,938 8,443,411
KLA Corp. 11,554 10,349,380
Lam Research Corp. 110,936 10,798,510
Microchip Technology, Inc.(a) 47,367 3,333,216
Micron Technology, Inc. 97,147 11,973,368
Monolithic Power Systems,
Inc.(a) 4,224 3,089,349
NVIDIA Corp. 2,119,928 334,927,425
NXP Semiconductors NV 21,246 4,642,038
ON Semiconductor Corp.*(a) 36,980 1,938,122
QUALCOMM, Inc. 95,921 15,276,378
Skyworks Solutions, Inc. 14,728 1,097,531
Teradyne, Inc. 14,146 1,272,008
Texas Instruments, Inc. 78,790 16,358,380
581,356,310
Software 11 .3%
Adobe, Inc.* 37,048 14,333,130
ANSYS, Inc.* 7,412 2,603,243
Autodesk, Inc.* 18,642 5,771,004
Cadence Design Systems,
Inc.* 23,902 7,365,401
Crowdstrike Holdings, Inc.,
Class A* 21,651 11,027,071
Fair Isaac Corp.* 2,083 3,807,641
Fortinet, Inc.* 54,968 5,811,217
Gen Digital, Inc. 45,482 1,337,171
Intuit, Inc. 24,348 19,177,215
Microsoft Corp. 646,086 321,369,637
Oracle Corp. 141,382 30,910,347
Palantir Technologies, Inc.,
Class A* 184,904 25,206,113
Palo Alto Networks, Inc.* 57,390 11,744,290
PTC, Inc.* 10,264 1,768,898
Roper Technologies, Inc. 9,409 5,333,397
Salesforce, Inc. 83,404 22,743,437
ServiceNow, Inc.* 17,994 18,499,271
Synopsys, Inc.* 13,337 6,837,613
Tyler Technologies, Inc.* 3,833 2,272,356
Workday, Inc., Class A* 18,508 4,441,920
522,360,372
Specialized REITs 0 .9%
American Tower Corp. 40,754 9,007,449
Crown Castle, Inc. 37,037 3,804,811
Digital Realty Trust, Inc. 26,954 4,698,891
Equinix, Inc. 8,503 6,763,881
Extra Space Storage, Inc. 18,663 2,751,673
Iron Mountain, Inc. 26,047 2,671,641
Public Storage 13,764 4,038,633
SBA Communications Corp.,
Class A 9,488 2,228,162
VICI Properties, Inc., Class A 91,827 2,993,560
Weyerhaeuser Co. 63,915 1,641,976
40,600,677
Common Stocks
Shares Value ($)
Specialty Retail 1 .7%
AutoZone, Inc.* 1,453 5,393,870
Best Buy Co., Inc. 17,210 1,155,307
CarMax, Inc.*(a) 12,857 864,119
Home Depot, Inc. (The) 86,399 31,677,329
Lowe's Cos., Inc. 48,607 10,784,435
O'Reilly Automotive, Inc.* 74,745 6,736,767
Ross Stores, Inc. 28,880 3,684,511
TJX Cos., Inc. (The) 97,475 12,037,188
Tractor Supply Co. 46,430 2,450,111
Ulta Beauty, Inc.* 4,010 1,875,958
Williams-Sonoma, Inc. 10,461 1,709,014
78,368,609
Technology Hardware, Storage & Peripherals 6 .1%
Apple, Inc. 1,298,321 266,376,520
Dell Technologies, Inc., Class
C 27,245 3,340,237
Hewlett Packard Enterprise
Co. 111,378 2,277,680
HP, Inc. 80,921 1,979,328
NetApp, Inc. 17,340 1,847,577
Seagate Technology Holdings
plc 17,771 2,564,888
Super Micro Computer, Inc.*(a) 44,616 2,186,630
Western Digital Corp.(a) 29,334 1,877,083
282,449,943
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.* 13,583 1,400,000
Lululemon Athletica, Inc.* 9,667 2,296,686
NIKE, Inc., Class B(a) 103,151 7,327,847
Ralph Lauren Corp., Class A 3,633 996,459
Tapestry, Inc. 17,593 1,544,841
13,565,833
Tobacco 0 .7%
Altria Group, Inc. 145,719 8,543,505
Philip Morris International, Inc. 135,303 24,642,735
33,186,240
Trading Companies & Distributors 0 .3%
Fastenal Co. 99,484 4,178,328
United Rentals, Inc. 5,569 4,195,684
WW Grainger, Inc. 3,795 3,947,711
12,321,723
Water Utilities 0 .1%
American Water Works Co.,
Inc. 17,273 2,402,847
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 41,261 9,830,846
Total Common Stocks
(cost $1,312,999,219) 4,563,560,641

NVIT S&P 500 Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 115
Repurchase Agreements 1 .8%
Principal
Amount ($) Value ($)
Bank of America NA,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $3,000,365,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025; total
market value $3,060,002.
(b)(c) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $1,213,825,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$1,237,950.(b)(c) 1,213,677 1,213,677
Citi Global Market, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $20,002,433,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.38% - 4.00%, maturing
1/31/2026 - 6/30/2028;
total market value
$20,400,004.(b)(c) 20,000,000 20,000,000
ING Financial Services LLC,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $28,003,399,
collateralized by U.S.
Government Agency
Securities, ranging from
4.00% - 6.00%, maturing
9/1/2047 - 5/1/2055;
total market value
$28,560,000.(b)(c) 28,000,000 28,000,000
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $29,003,544,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $29,580,089.(b)(c) 29,000,000 29,000,000
Total Repurchase Agreements
(cost $81,213,677) 81,213,677
Total Investments
(cost $1,394,212,896) — 100.6% 4,644,774,318
Liabilities in excess of other assets — (0.6)% (27,623,661)
NET ASSETS — 100.0%
$ 4,617,150,657
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June 30,
2025 was $249,739,381, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $81,213,677 and by $173,799,634 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $255,013,311.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $81,213,677.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

116 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 165 9/2025 USD 51,593,438 1,506,355
Net contracts 1,506,355
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 117
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 5,771 24,180
Total Closed End Fund
(cost  $57,219) 24,180
Common Stocks 99 .2%
Shares
Aerospace & Defense 1 .6%
AAR Corp.* 6,734 463,232
AeroVironment, Inc.*(a) 5,327 1,517,929
AerSale Corp.* 6,270 37,683
Archer Aviation, Inc., Class A* 102,848 1,115,901
Astronics Corp.* 5,612 187,890
Byrna Technologies, Inc.*(a) 3,328 102,769
Cadre Holdings, Inc.(a) 5,337 169,983
Ducommun, Inc.* 2,602 215,003
Eve Holding, Inc.* 8,911 61,129
Intuitive Machines, Inc.*(a) 20,640 224,357
Kratos Defense & Security
Solutions, Inc.* 31,075 1,443,434
Mercury Systems, Inc.*(a) 9,872 531,706
Moog, Inc., Class A 5,325 963,665
National Presto Industries, Inc. 937 91,788
Park Aerospace Corp. 3,200 47,264
Redwire Corp.* 6,378 103,961
Satellogic, Inc., Class A* 13,030 47,169
Triumph Group, Inc.* 14,169 364,852
V2X, Inc.* 3,257 158,127
VirTra, Inc.* 342 2,418
7,850,260
Air Freight & Logistics 0 .1%
Forward Air Corp.*(a) 4,830 118,528
Hub Group, Inc., Class A 11,170 373,413
Radiant Logistics, Inc.* 5,309 32,279
524,220
Automobile Components 1 .2%
Adient plc* 15,590 303,381
American Axle &
Manufacturing Holdings,
Inc.* 21,257 86,729
Cooper-Standard Holdings,
Inc.*(a) 3,166 68,069
Dana, Inc. 25,014 428,990
Dorman Products, Inc.*(a) 5,190 636,657
Fox Factory Holding Corp.* 7,830 203,110
Garrett Motion, Inc. 23,903 251,221
Gentherm, Inc.* 5,822 164,704
Goodyear Tire & Rubber Co.
(The)* 49,388 512,154
Holley, Inc.*(a) 7,906 15,812
LCI Industries(a) 4,645 423,578
Luminar Technologies, Inc.,
Class A*(a) 8,326 23,896
Modine Manufacturing Co.* 9,891 974,263
Motorcar Parts of America,
Inc.* 3,350 37,520
Patrick Industries, Inc.(a) 6,151 567,553
Phinia, Inc. 7,469 332,296
Solid Power, Inc.*(a) 28,507 62,430
Common Stocks
Shares Value ($)
Automobile Components
Standard Motor Products, Inc. 3,963 121,743
Stoneridge, Inc.* 659 4,639
Strattec Security Corp.* 584 36,331
Visteon Corp.* 5,211 486,186
XPEL, Inc. Reg. S*(a) 4,762 170,956
5,912,218
Automobiles 0 .0%
†
Faraday Future Intelligent
Electric, Inc.* 16,096 27,041
Livewire Group, Inc.*(a) 6,722 30,921
Winnebago Industries, Inc. 5,350 155,150
213,112
Banks 10 .5%
1st Source Corp. 3,698 229,535
ACNB Corp. 1,942 83,195
Amalgamated Financial Corp.
(a) 4,633 144,550
Amerant Bancorp, Inc., Class
A 7,272 132,569
Ameris Bancorp(a) 12,477 807,262
Ames National Corp. 1,751 31,185
Arrow Financial Corp. 3,238 85,548
Associated Banc-Corp.(a) 32,194 785,212
Atlantic Union Bankshares
Corp.(a) 26,897 841,338
Axos Financial, Inc.* 9,978 758,727
Banc of California, Inc. 26,144 367,323
BancFirst Corp.(a) 4,024 497,447
Bancorp, Inc. (The)*(a) 8,485 483,390
Bank First Corp.(a) 1,765 207,652
Bank of Hawaii Corp.(a) 7,371 497,764
Bank of Marin Bancorp 3,092 70,621
Bank of NT Butterfield & Son
Ltd. (The) 8,413 372,528
Bank7 Corp. 774 32,376
BankFinancial Corp. 1,512 17,494
BankUnited, Inc. 13,737 488,900
Bankwell Financial Group, Inc.
(a) 1,443 51,991
Banner Corp. 6,324 405,685
Bar Harbor Bankshares 3,301 98,898
BayCom Corp. 1,915 53,065
BCB Bancorp, Inc. 2,988 25,159
Berkshire Hills Bancorp, Inc. 7,553 189,127
Blue Foundry Bancorp* 3,416 32,691
Blue Ridge Bankshares, Inc.* 11,254 40,402
Bridgewater Bancshares, Inc.* 3,591 57,133
Brookline Bancorp, Inc. 15,714 165,783
Burke & Herbert Financial
Services Corp. 2,495 149,026
Business First Bancshares,
Inc. 5,476 134,983
BV Financial, Inc.* 1,483 22,586
Byline Bancorp, Inc. 5,769 154,205
C&F Financial Corp. 576 35,556
Cadence Bank 28,127 899,501
California BanCorp*(a) 4,168 65,688
Camden National Corp. 3,832 155,503
Capital Bancorp, Inc.(a) 2,230 74,883
Capital City Bank Group, Inc. 2,817 110,849
Capitol Federal Financial, Inc. 22,459 137,000

118 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Carter Bankshares, Inc.*(a) 4,442 77,024
Cathay General Bancorp 12,040 548,181
CB Financial Services, Inc. 827 23,569
Central Pacific Financial Corp. 4,915 137,767
CF Bankshares, Inc. 649 15,557
Chain Bridge Bancorp, Inc.,
Class A* 438 11,287
Chemung Financial Corp. 688 33,347
ChoiceOne Financial Services,
Inc.(a) 2,702 77,547
Citizens & Northern Corp. 2,793 52,899
Citizens Community Bancorp,
Inc. 1,644 22,687
Citizens Financial Services,
Inc.(a) 902 52,965
City Holding Co.(a) 2,693 329,677
Civista Bancshares, Inc. 3,098 71,874
CNB Financial Corp.(a) 4,476 102,321
Coastal Financial Corp.*(a) 2,443 236,653
Colony Bankcorp, Inc. 3,826 63,014
Columbia Financial, Inc.*(a) 5,037 73,087
Community Financial System,
Inc.(a) 9,986 567,904
Community Trust Bancorp, Inc. 3,232 171,037
Community West Bancshares 3,072 59,935
ConnectOne Bancorp, Inc.(a) 9,468 219,279
Customers Bancorp, Inc.* 5,545 325,713
CVB Financial Corp. 24,939 493,543
Dime Community Bancshares,
Inc. 7,756 208,947
Eagle Bancorp Montana, Inc. 1,269 21,154
Eagle Bancorp, Inc. 5,141 100,147
Eagle Financial Services, Inc. 676 20,699
Eastern Bankshares, Inc.(a) 38,051 581,039
ECB Bancorp, Inc.* 979 15,116
Enterprise Bancorp, Inc. 1,950 77,298
Enterprise Financial Services
Corp. 7,104 391,430
Equity Bancshares, Inc., Class
A 3,490 142,392
Esquire Financial Holdings,
Inc.(a) 1,436 135,932
ESSA Bancorp, Inc. 1,672 32,437
Farmers & Merchants
Bancorp, Inc. 2,483 62,770
Farmers National Banc Corp. 6,916 95,372
FB Bancorp, Inc.* 3,343 37,609
FB Financial Corp. 7,143 323,578
Fidelity D&D Bancorp, Inc. 857 39,422
Financial Institutions, Inc. 3,928 100,871
Finward Bancorp 504 13,920
Finwise Bancorp* 1,424 21,374
First Bancorp(a) 36,291 928,461
First Bancorp, Inc. (The) 2,506 63,677
First Bank 4,076 63,056
First Busey Corp. 16,460 376,687
First Business Financial
Services, Inc. 1,593 80,701
First Capital, Inc. 560 23,122
First Commonwealth Financial
Corp. 19,967 324,064
Common Stocks
Shares Value ($)
Banks
First Community Bankshares,
Inc. 3,268 128,008
First Community Corp. 1,283 31,280
First Financial Bancorp 17,987 436,365
First Financial Bankshares,
Inc. 25,540 918,929
First Financial Corp. 2,244 121,602
First Foundation, Inc.* 10,827 55,218
First Internet Bancorp 1,450 39,005
First Interstate BancSystem,
Inc., Class A 17,269 497,693
First Merchants Corp.(a) 11,197 428,845
First Mid Bancshares, Inc. 4,290 160,832
First National Corp. 1,336 26,012
First Savings Financial Group,
Inc. 994 24,890
First United Corp. 1,139 35,320
First Western Financial, Inc.* 1,380 31,133
Firstsun Capital Bancorp* 2,293 79,682
Five Star Bancorp 3,377 96,380
Flagstar Financial, Inc. 57,337 607,772
Flushing Financial Corp. 5,381 63,926
Franklin Financial Services
Corp. 733 25,380
FS Bancorp, Inc. 1,342 52,848
Fulton Financial Corp. 31,445 567,268
FVCBankcorp, Inc.* 2,595 30,621
GBank Financial Holdings,
Inc.* 1,594 56,444
German American Bancorp,
Inc.(a) 6,842 263,485
Glacier Bancorp, Inc.(a) 21,924 944,486
Great Southern Bancorp, Inc. 1,658 97,457
Greene County Bancorp, Inc. 1,395 30,997
Guaranty Bancshares, Inc.(a) 1,698 72,063
Hancock Whitney Corp. 17,079 980,335
Hanmi Financial Corp. 5,675 140,059
Hanover Bancorp, Inc. 768 17,580
HarborOne Bancorp, Inc. 7,387 86,280
Hawthorn Bancshares, Inc. 959 27,945
HBT Financial, Inc. 2,659 67,033
Heritage Commerce Corp. 12,317 122,308
Heritage Financial Corp. 6,446 153,673
Hilltop Holdings, Inc. 8,937 271,238
Hingham Institution for
Savings(a) 290 72,021
Home Bancorp, Inc. 1,439 74,511
Home BancShares, Inc. 36,962 1,051,939
HomeStreet, Inc.* 3,687 48,189
HomeTrust Bancshares, Inc. 3,083 115,335
Hope Bancorp, Inc. 23,842 255,825
Horizon Bancorp, Inc.(a) 8,822 135,682
Independent Bank Corp.(a) 11,846 629,710
International Bancshares Corp. 10,555 702,541
Investar Holding Corp. 1,782 34,428
John Marshall Bancorp, Inc. 2,281 42,267
Kearny Financial Corp. 10,426 67,352
Lakeland Financial Corp.(a) 4,836 297,172
Landmark Bancorp, Inc. 753 19,909
LCNB Corp. 2,456 35,686
LINKBANCORP, Inc. 3,402 24,869
Live Oak Bancshares, Inc. 6,631 197,604

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Banks
MainStreet Bancshares, Inc. 1,135 21,451
Mercantile Bank Corp. 3,180 147,584
Meridian Corp. 1,683 21,694
Metrocity Bankshares, Inc. 3,957 113,091
Metropolitan Bank Holding
Corp.*(a) 1,930 135,100
Mid Penn Bancorp, Inc.(a) 3,884 109,529
Middlefield Banc Corp.(a) 1,398 42,094
Midland States Bancorp, Inc. 3,698 64,049
MidWestOne Financial Group,
Inc.(a) 4,174 120,086
MVB Financial Corp. 2,183 49,183
National Bank Holdings Corp.,
Class A 7,155 269,100
National Bankshares, Inc. 1,074 29,213
NB Bancorp, Inc.*(a) 6,632 118,448
NBT Bancorp, Inc.(a) 9,660 401,373
Nicolet Bankshares, Inc. 2,589 319,690
Northeast Bank 1,390 123,696
Northeast Community
Bancorp, Inc. 2,554 59,368
Northfield Bancorp, Inc. 7,277 83,540
Northpointe Bancshares, Inc. 2,055 28,174
Northrim Bancorp, Inc. 1,045 97,457
Northwest Bancshares, Inc.(a) 23,613 301,774
Norwood Financial Corp. 1,634 42,125
Oak Valley Bancorp 1,456 39,661
OceanFirst Financial Corp. 11,580 203,924
OFG Bancorp 7,726 330,673
Ohio Valley Banc Corp. 522 16,824
Old National Bancorp 61,591 1,314,352
Old Point Financial Corp. 755 29,634
Old Second Bancorp, Inc. 8,987 159,429
OP Bancorp 2,303 29,916
Orange County Bancorp, Inc. 1,886 48,734
Origin Bancorp, Inc. 5,534 197,785
Orrstown Financial Services,
Inc. 3,642 115,925
Pacific Premier Bancorp, Inc. 17,735 374,031
Park National Corp.(a) 2,856 477,695
Parke Bancorp, Inc.(a) 2,589 52,738
Pathward Financial, Inc.(a) 4,407 348,682
Patriot National Bancorp, Inc.* 7,876 11,972
PCB Bancorp 2,268 47,583
Peapack-Gladstone Financial
Corp. 3,168 89,496
Penns Woods Bancorp, Inc. 1,396 42,383
Peoples Bancorp of North
Carolina, Inc. 839 24,205
Peoples Bancorp, Inc. 7,086 216,406
Peoples Financial Services
Corp. 1,815 89,607
Pioneer Bancorp, Inc.* 2,248 27,043
Plumas Bancorp 1,166 51,840
Ponce Financial Group, Inc.* 3,681 50,945
Preferred Bank(a) 1,139 98,575
Primis Financial Corp. 4,235 45,950
Princeton Bancorp, Inc. 996 30,418
Provident Bancorp, Inc.* 2,598 32,449
Provident Financial Services,
Inc.(a) 19,954 349,794
QCR Holdings, Inc. 3,197 217,076
Common Stocks
Shares Value ($)
Banks
RBB Bancorp 3,256 56,036
Red River Bancshares, Inc. 791 46,432
Renasant Corp.(a) 17,782 638,907
Republic Bancorp, Inc., Class
A(a) 1,630 119,169
Richmond Mutual BanCorp,
Inc. 1,369 18,892
Riverview Bancorp, Inc. 3,480 19,140
S&T Bancorp, Inc. 7,220 273,060
SB Financial Group, Inc. 1,057 20,189
Seacoast Banking Corp. of
Florida(a) 16,044 443,135
ServisFirst Bancshares, Inc.(a) 9,729 754,095
Shore Bancshares, Inc. 6,636 104,318
Sierra Bancorp 2,879 85,477
Simmons First National Corp.,
Class A 23,686 449,087
SmartFinancial, Inc. 3,045 102,860
Sound Financial Bancorp, Inc. 302 13,892
South Plains Financial, Inc.(a) 2,672 96,299
Southern First Bancshares,
Inc.* 1,540 58,566
Southern Missouri Bancorp,
Inc. 1,939 106,218
Southern States Bancshares,
Inc. 1,508 54,846
Southside Bancshares, Inc.(a) 5,464 160,805
SR Bancorp, Inc. 1,120 15,120
Stellar Bancorp, Inc. 9,102 254,674
Sterling Bancorp, Inc.*∞(a) 3,556 0
Stock Yards Bancorp, Inc.(a) 4,981 393,399
Texas Capital Bancshares,
Inc.* 8,706 691,256
Third Coast Bancshares, Inc.* 2,474 80,826
Timberland Bancorp, Inc. 1,353 42,214
Tompkins Financial Corp. 2,621 164,415
Towne Bank 13,868 474,008
TriCo Bancshares 6,244 252,820
Triumph Financial, Inc.*(a) 4,276 235,650
TrustCo Bank Corp.(a) 3,235 108,114
Trustmark Corp. 11,213 408,826
UMB Financial Corp.(a) 13,894 1,461,093
Union Bankshares, Inc. 604 16,078
United Bankshares, Inc. 26,692 972,390
United Community Banks, Inc. 21,625 644,209
United Security Bancshares 2,215 19,160
Unity Bancorp, Inc. 1,469 69,161
Univest Financial Corp. 5,938 178,378
USCB Financial Holdings, Inc.
(a) 2,081 34,420
Valley National Bancorp 92,869 829,320
Veritex Holdings, Inc. 10,002 261,052
Virginia National Bankshares
Corp. 841 31,117
WaFd, Inc. 13,455 393,962
Washington Trust Bancorp,
Inc.(a) 3,850 108,878
WesBanco, Inc. 18,201 575,698
West Bancorp, Inc.(a) 3,422 67,174
Westamerica Bancorp 4,682 226,796

120 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Western New England
Bancorp, Inc. 3,406 31,437
WSFS Financial Corp. 9,778 537,790
50,702,326
Beverages 0 .1%
MGP Ingredients, Inc. 2,739 82,088
National Beverage Corp.*(a) 4,491 194,191
Vita Coco Co., Inc. (The)*(a) 7,544 272,338
Zevia PBC, Class A* 5,980 19,256
567,873
Biotechnology 7 .1%
4D Molecular Therapeutics,
Inc.* 8,732 32,396
89bio, Inc.* 23,535 231,114
Abeona Therapeutics, Inc.* 8,326 47,292
Absci Corp.*(a) 20,660 53,096
ACADIA Pharmaceuticals,
Inc.* 23,472 506,291
Actinium Pharmaceuticals,
Inc.* 432 605
Actuate Therapeutics, Inc.* 1,109 6,776
Acumen Pharmaceuticals,
Inc.* 279 324
ADC Therapeutics SA*(a) 14,621 39,184
ADMA Biologics, Inc.*(a) 43,697 795,722
Adverum Biotechnologies,
Inc.* 350 753
Agenus, Inc.* 219 1,001
Agios Pharmaceuticals,
Inc.*(a) 10,766 358,077
Akebia Therapeutics, Inc.*(a) 47,491 172,867
Akero Therapeutics, Inc.* 13,190 703,818
Aldeyra Therapeutics, Inc.* 9,436 36,140
Alector, Inc.* 13,530 18,942
Alkermes plc* 30,663 877,268
Allogene Therapeutics, Inc.*(a) 29,700 33,561
Altimmune, Inc.*(a) 14,704 56,904
ALX Oncology Holdings, Inc.* 861 357
Amicus Therapeutics, Inc.* 52,649 301,679
AnaptysBio, Inc.*(a) 3,589 79,676
Anavex Life Sciences
Corp.*(a) 15,852 146,155
Anika Therapeutics, Inc.* 2,320 24,546
Annexon, Inc.*(a) 17,992 43,181
Apogee Therapeutics, Inc.*(a) 6,038 262,230
Applied Therapeutics, Inc.* 4,339 1,350
Arbutus Biopharma Corp.* 28,496 88,053
Arcellx, Inc.*(a) 6,926 456,077
Arcturus Therapeutics
Holdings, Inc.*(a) 4,359 56,711
Arcus Biosciences, Inc.* 13,025 106,024
Arcutis Biotherapeutics, Inc.* 20,432 286,457
Ardelyx, Inc.*(a) 43,242 169,509
ArriVent Biopharma, Inc.*(a) 4,387 95,505
Arrowhead Pharmaceuticals,
Inc.*(a) 22,780 359,924
ARS Pharmaceuticals, Inc.*(a) 10,356 180,712
Artiva Biotherapeutics, Inc.* 386 583
Astria Therapeutics, Inc.* 8,307 44,526
Atossa Therapeutics, Inc.* 510 423
aTyr Pharma, Inc.* 14,919 75,639
Common Stocks
Shares Value ($)
Biotechnology
Aura Biosciences, Inc.*(a) 7,010 43,883
Aurinia Pharmaceuticals, Inc.* 22,510 190,660
Avidity Biosciences, Inc.* 21,571 612,616
Avita Medical, Inc.*(a) 4,722 24,979
Beam Therapeutics, Inc.*(a) 18,038 306,826
Benitec Biopharma, Inc.* 2,050 23,985
Bicara Therapeutics, Inc.*(a) 6,421 59,651
BioCryst Pharmaceuticals,
Inc.*(a) 39,484 353,777
Biohaven Ltd.* 17,077 240,956
Biomea Fusion, Inc.* 329 592
Black Diamond Therapeutics,
Inc.* 186 461
Blueprint Medicines Corp.* 12,068 1,546,876
Bridgebio Pharma, Inc.* 29,479 1,272,903
Bright Minds Biosciences, Inc.* 846 22,089
C4 Therapeutics, Inc.* 706 1,010
Cabaletta Bio, Inc.* 364 553
CAMP4 Therapeutics
Corp.*(a) 425 616
Candel Therapeutics, Inc.*(a) 7,455 37,722
Capricor Therapeutics, Inc.*(a) 7,135 70,851
Cardiff Oncology, Inc.*(a) 10,188 32,092
CareDx, Inc.* 10,323 201,711
Cargo Therapeutics, Inc.* 5,875 24,205
Caribou Biosciences, Inc.* 1,242 1,565
Cartesian Therapeutics,
Inc.*(a) 1,777 18,463
Catalyst Pharmaceuticals,
Inc.* 21,839 473,906
Celcuity, Inc.*(a) 5,607 74,853
Celldex Therapeutics, Inc.* 12,343 251,180
Century Therapeutics, Inc.* 1,095 612
CervoMed, Inc.* 182 1,144
CG oncology, Inc.*(a) 10,538 273,988
Cibus, Inc., Class A*(a) 603 832
Cidara Therapeutics, Inc.*(a) 1,935 94,254
Climb Bio, Inc.* 254 315
Cogent Biosciences, Inc.*(a) 20,066 144,074
Coherus Oncology, Inc.* 18,551 13,566
Compass Therapeutics, Inc.* 17,195 44,707
Corbus Pharmaceuticals
Holdings, Inc.* 512 3,533
Corvus Pharmaceuticals, Inc.* 9,949 39,796
Crinetics Pharmaceuticals,
Inc.* 16,938 487,137
CRISPR Therapeutics AG*(a) 11,838 575,800
Cullinan Therapeutics, Inc.* 9,984 75,180
Cytokinetics, Inc.* 22,011 727,243
Day One Biopharmaceuticals,
Inc.* 13,455 87,458
Denali Therapeutics, Inc.*(a) 25,045 350,380
Design Therapeutics, Inc.* 5,207 17,548
DiaMedica Therapeutics, Inc.* 4,855 18,935
Dianthus Therapeutics, Inc.*(a) 3,707 69,061
Disc Medicine, Inc.*(a) 4,651 246,317
Dynavax Technologies Corp.* 20,082 199,213
Dyne Therapeutics, Inc.*(a) 17,717 168,666
Editas Medicine, Inc.* 14,058 30,928
Eledon Pharmaceuticals, Inc.* 10,902 29,544
Elevation Oncology, Inc.* 873 320
Emergent BioSolutions, Inc.* 9,359 59,710

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Biotechnology
Enanta Pharmaceuticals, Inc.* 3,672 27,760
Entrada Therapeutics, Inc.*(a) 5,239 35,206
Erasca, Inc.* 30,254 38,423
Fate Therapeutics, Inc.* 16,839 18,860
Fennec Pharmaceuticals, Inc.* 3,757 31,183
Fibrobiologics, Inc.* 1,048 652
Foghorn Therapeutics, Inc.* 6,573 30,893
Generation Bio Co.* 2,577 825
Geron Corp.*(a) 114,809 161,881
Gossamer Bio, Inc.* 35,250 43,358
GRAIL, Inc.*(a) 5,429 279,159
Greenwich Lifesciences,
Inc.*(a) 984 8,925
Gyre Therapeutics, Inc.*(a) 2,002 14,715
Heron Therapeutics, Inc.*(a) 28,777 59,568
Humacyte, Inc.*(a) 23,703 49,539
Ideaya Biosciences, Inc.*(a) 15,847 333,104
IGM Biosciences, Inc.* 618 692
ImmunityBio, Inc.*(a) 43,372 114,502
Immunome, Inc.*(a) 13,393 124,555
Immunovant, Inc.*(a) 13,030 208,480
Inhibikase Therapeutics, Inc.* 10,232 19,952
Inhibrx Biosciences, Inc.*(a) 1,918 27,370
Inmune Bio, Inc.*(a) 3,523 8,138
Inovio Pharmaceuticals, Inc.* 461 938
Intellia Therapeutics, Inc.* 18,990 178,126
Invivyd, Inc.* 2,809 2,008
Iovance Biotherapeutics,
Inc.*(a) 50,966 87,662
Ironwood Pharmaceuticals,
Inc., Class A* 24,815 17,797
iTeos Therapeutics, Inc.*(a) 5,807 57,896
Jade Biosciences, Inc. 4,860 48,551
Janux Therapeutics, Inc.* 7,409 171,148
Jasper Therapeutics, Inc.* 77 427
KalVista Pharmaceuticals,
Inc.* 7,167 81,023
Keros Therapeutics, Inc.* 5,925 79,099
Kiniksa Pharmaceuticals
International plc, Class A* 739 20,448
Kodiak Sciences, Inc.*(a) 5,915 22,063
Korro Bio, Inc.*(a) 1,028 12,840
Krystal Biotech, Inc.*(a) 4,670 641,938
Kura Oncology, Inc.* 13,983 80,682
Kymera Therapeutics, Inc.*(a) 8,899 388,352
Kyverna Therapeutics, Inc.* 426 1,308
Larimar Therapeutics, Inc.*(a) 7,060 20,403
Lexeo Therapeutics, Inc.* 4,021 16,164
MacroGenics, Inc.* 910 1,101
Madrigal Pharmaceuticals,
Inc.* 3,183 963,303
MannKind Corp.* 56,739 212,204
MeiraGTx Holdings plc*(a) 8,664 56,489
Mersana Therapeutics, Inc.* 4,489 1,329
Metagenomi, Inc.* 318 471
Metsera, Inc.*(a) 3,436 97,754
MiMedx Group, Inc.* 22,251 135,954
Mineralys Therapeutics, Inc.* 7,369 99,703
Mirum Pharmaceuticals, Inc.* 8,211 417,858
Monopar Therapeutics, Inc.* 761 27,229
Monte Rosa Therapeutics,
Inc.* 9,049 40,811
Common Stocks
Shares Value ($)
Biotechnology
Myriad Genetics, Inc.* 16,995 90,243
Neurogene, Inc.*(a) 1,908 28,525
Nkarta, Inc.*(a) 8,883 14,746
Novavax, Inc.*(a) 28,551 179,871
Nurix Therapeutics, Inc.*(a) 13,951 158,902
Nuvalent, Inc., Class A*(a) 8,125 619,938
Nuvectis Pharma, Inc.* 2,333 17,428
Ocugen, Inc.* 5,496 5,333
Olema Pharmaceuticals,
Inc.*(a) 11,207 47,742
Organogenesis Holdings, Inc.,
Class A*(a) 11,908 43,583
ORIC Pharmaceuticals,
Inc.*(a) 8,587 87,158
Oruka Therapeutics, Inc. 4,511 50,568
Ovid therapeutics, Inc.* 2,137 705
Palvella Therapeutics, Inc.* 1,286 28,986
PepGen, Inc.* 648 719
Perspective Therapeutics,
Inc.*(a) 11,841 40,733
Praxis Precision Medicines,
Inc.* 3,281 137,966
Precigen, Inc.*(a) 25,404 36,074
Prelude Therapeutics, Inc.* 449 363
Prime Medicine, Inc.*(a) 9,465 23,379
ProKidney Corp., Class A*(a) 1,674 991
Protagonist Therapeutics,
Inc.*(a) 10,953 605,372
Protalix BioTherapeutics, Inc.* 13,041 19,301
Protara Therapeutics, Inc.* 5,978 18,113
Prothena Corp. plc* 7,844 47,613
PTC Therapeutics, Inc.* 14,646 715,311
Puma Biotechnology, Inc.* 9,838 33,744
Pyxis Oncology, Inc.* 820 902
Q32 Bio, Inc.* 261 389
Recursion Pharmaceuticals,
Inc., Class A*(a) 63,988 323,779
REGENXBIO, Inc.*(a) 8,930 73,315
Relay Therapeutics, Inc.*(a) 24,148 83,552
Renovaro, Inc.* 4,971 1,436
Replimune Group, Inc.*(a) 12,900 119,841
Revolution Medicines, Inc.*(a) 1,468 54,008
Rezolute, Inc.* 12,446 55,509
Rhythm Pharmaceuticals,
Inc.*(a) 10,178 643,148
Rigel Pharmaceuticals, Inc.*(a) 3,098 58,026
Rocket Pharmaceuticals, Inc.* 14,729 36,086
Sage Therapeutics, Inc.* 10,413 94,967
Sana Biotechnology, Inc.*(a) 23,769 64,889
Savara, Inc.*(a) 23,866 54,414
Scholar Rock Holding
Corp.*(a) 15,330 542,989
SELLAS Life Sciences Group,
Inc.*(a) 15,109 33,089
Shattuck Labs, Inc.*(a) 1,309 1,036
Sionna Therapeutics, Inc.* 1,709 29,651
Skye Bioscience, Inc.* 431 1,802
Soleno Therapeutics, Inc.* 7,578 634,885
Solid Biosciences, Inc.*(a) 12,404 60,407
SpringWorks Therapeutics,
Inc.* 13,721 644,750
Spyre Therapeutics, Inc.* 9,396 140,658

122 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Stoke Therapeutics, Inc.*(a) 7,749 87,951
Sutro Biopharma, Inc.* 1,324 945
Syndax Pharmaceuticals, Inc.* 16,147 151,217
Tango Therapeutics, Inc.*(a) 14,215 72,781
Taysha Gene Therapies,
Inc.*(a) 30,570 70,617
Tectonic Therapeutic, Inc.* 1,875 37,256
Tenaya Therapeutics, Inc.* 1,978 1,209
Tevogen Bio Holdings, Inc.* 8,625 10,781
TG Therapeutics, Inc.*(a) 27,384 985,550
Tonix Pharmaceuticals Holding
Corp.* 1,075 38,679
Tourmaline Bio, Inc.* 3,645 58,284
Travere Therapeutics, Inc.* 16,669 246,701
TriSalus Life Sciences, Inc.* 2,399 13,075
TScan Therapeutics, Inc.* 420 609
TuHURA Biosciences, Inc.* 4,102 9,147
Twist Bioscience Corp.* 11,169 410,908
Tyra Biosciences, Inc.*(a) 4,526 43,314
Upstream Bio, Inc.*(a) 6,522 71,612
UroGen Pharma Ltd.*(a) 7,153 97,996
Vanda Pharmaceuticals, Inc.* 10,528 49,692
Vaxcyte, Inc.* 23,711 770,845
Vera Therapeutics, Inc., Class
A* 9,699 228,508
Veracyte, Inc.*(a) 14,921 403,315
Verastem, Inc.*(a) 7,728 32,071
Vericel Corp.*(a) 9,503 404,353
Verve Therapeutics, Inc.* 12,723 142,879
Vir Biotechnology, Inc.*(a) 17,329 87,338
Viridian Therapeutics, Inc.*(a) 13,161 183,991
Voyager Therapeutics, Inc.* 7,884 24,519
Werewolf Therapeutics, Inc.* 599 653
X4 Pharmaceuticals, Inc.* 234 445
XBiotech, Inc.*(a) 331 983
Xencor, Inc.*(a) 13,698 107,666
Xenon Pharmaceuticals, Inc.* 14,266 446,526
XOMA Royalty Corp.* 1,685 42,462
Y-mAbs Therapeutics, Inc.* 6,653 30,005
Zenas Biopharma, Inc.*(a) 2,636 25,543
Zentalis Pharmaceuticals, Inc.* 1,592 1,847
Zura Bio Ltd., Class A* 755 793
Zymeworks, Inc.* 9,518 119,451
34,340,961
Broadline Retail 0 .1%
1stdibs.com, Inc.* 311 855
Groupon, Inc., Class A*(a) 4,731 158,252
Kohl's Corp. 20,929 177,478
Savers Value Village, Inc.* 4,134 42,167
378,752
Building Products 1 .4%
American Woodmark Corp.* 2,808 149,863
Apogee Enterprises, Inc. 4,044 164,186
AZZ, Inc.(a) 5,584 527,576
Caesarstone Ltd.* 432 851
CSW Industrials, Inc. 3,067 879,708
Gibraltar Industries, Inc.* 5,735 338,365
Griffon Corp. 7,431 537,781
Insteel Industries, Inc. 3,390 126,142
Janus International Group,
Inc.*(a) 26,048 212,031
Common Stocks
Shares Value ($)
Building Products
JELD-WEN Holding, Inc.*(a) 15,996 62,704
Masterbrand, Inc.*(a) 23,759 259,686
Quanex Building Products
Corp. 8,879 167,813
Resideo Technologies, Inc.*(a) 28,178 621,607
Tecnoglass, Inc.(a) 4,613 356,862
UFP Industries, Inc. 11,411 1,133,797
Zurn Elkay Water Solutions
Corp.(a) 28,333 1,036,138
6,575,110
Capital Markets 1 .7%
Acadian Asset Management,
Inc.(a) 5,183 182,649
AlTi Global, Inc.*(a) 8,164 33,881
Artisan Partners Asset
Management, Inc., Class
A(a) 11,722 519,636
Bakkt Holdings, Inc., Class A* 774 10,797
BGC Group, Inc., Class A 68,132 696,990
Cohen & Steers, Inc.(a) 5,379 405,308
Diamond Hill Investment
Group, Inc. 570 82,827
DigitalBridge Group, Inc.(a) 32,572 337,120
Donnelley Financial Solutions,
Inc.* 5,044 310,963
Forge Global Holdings, Inc.*(a) 1,782 33,929
GCM Grosvenor, Inc., Class
A(a) 8,875 102,595
Hamilton Lane, Inc., Class A 296 42,067
Marex Group plc 6,105 240,964
MarketWise, Inc. 603 11,933
Moelis & Co., Class A(a) 9,720 605,750
Open Lending Corp.* 20,147 39,085
P10, Inc., Class A(a) 5,682 58,070
Patria Investments Ltd., Class
A 11,677 164,179
Perella Weinberg Partners,
Class A(a) 11,842 229,972
Piper Sandler Cos. 3,373 937,492
PJT Partners, Inc., Class A(a) 4,479 739,080
Siebert Financial Corp.* 2,958 13,074
Silvercrest Asset Management
Group, Inc., Class A 1,945 30,848
StepStone Group, Inc., Class
A 12,030 667,665
StoneX Group, Inc.* 8,641 787,541
Value Line, Inc. 139 5,442
Victory Capital Holdings, Inc.,
Class A 8,601 547,626
Virtus Investment Partners,
Inc. 1,345 243,983
Westwood Holdings Group,
Inc. 1,127 17,581
WisdomTree, Inc.(a) 23,362 268,897
8,367,944
Chemicals 1 .7%
AdvanSix, Inc.(a) 5,039 119,676
American Vanguard Corp.* 4,232 16,590
Arq, Inc.*(a) 5,544 29,771
ASP Isotopes, Inc.*(a) 11,059 81,394
Aspen Aerogels, Inc.*(a) 12,503 74,018

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Chemicals
Avient Corp. 17,509 565,716
Balchem Corp. 6,148 978,762
Cabot Corp.(a) 10,282 771,150
Chemours Co. (The) 28,548 326,875
Core Molding Technologies,
Inc.* 1,260 20,903
Ecovyst, Inc.*(a) 20,483 168,575
Flotek Industries, Inc.* 2,499 36,885
Ginkgo Bioworks Holdings,
Inc.*(a) 6,633 74,621
Hawkins, Inc.(a) 3,675 522,218
HB Fuller Co. 10,320 620,748
Ingevity Corp.* 6,784 292,323
Innospec, Inc. 4,739 398,503
Intrepid Potash, Inc.* 2,079 74,283
Koppers Holdings, Inc. 3,733 120,016
Kronos Worldwide, Inc.(a) 3,942 24,440
LSB Industries, Inc.*(a) 9,709 75,730
Mativ Holdings, Inc. 9,761 66,570
Minerals Technologies, Inc. 6,099 335,872
Northern Technologies
International Corp. 297 2,201
Orion SA 10,758 112,851
Perimeter Solutions, Inc.*(a) 26,253 365,442
PureCycle Technologies,
Inc.*(a) 24,539 336,184
Quaker Chemical Corp.(a) 2,672 299,104
Rayonier Advanced Materials,
Inc.* 13,098 50,427
Sensient Technologies Corp.
(a) 7,968 785,007
Solesence, Inc.* 3,109 13,555
Stepan Co. 4,129 225,361
Trinseo plc 6,312 19,693
Tronox Holdings plc(a) 22,600 114,582
Valhi, Inc.(a) 582 9,405
8,129,451
Commercial Services & Supplies 1 .8%
ABM Industries, Inc.(a) 11,823 558,164
ACCO Brands Corp. 16,000 57,280
Acme United Corp. 500 20,725
ACV Auctions, Inc., Class
A*(a) 31,653 513,412
BrightView Holdings, Inc.* 11,426 190,243
Brink's Co. (The) 8,169 729,410
Casella Waste Systems, Inc.,
Class A* 11,789 1,360,215
CECO Environmental
Corp.*(a) 5,275 149,335
Cimpress plc*(a) 2,881 135,407
CompX International, Inc. 302 8,024
CoreCivic, Inc.* 20,566 433,326
Deluxe Corp.(a) 8,316 132,308
Driven Brands Holdings,
Inc.*(a) 11,144 195,689
Ennis, Inc. 4,819 87,417
Enviri Corp.*(a) 14,671 127,344
GEO Group, Inc. (The)* 25,825 618,509
Healthcare Services Group,
Inc.* 13,860 208,316
HNI Corp. 8,793 432,440
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Interface, Inc., Class A 11,142 233,202
LanzaTech Global, Inc.*(a) 3,477 943
Liquidity Services, Inc.* 4,112 97,002
MillerKnoll, Inc.(a) 12,889 250,304
Mobile Infrastructure Corp.,
Class A* 2,095 9,490
Montrose Environmental
Group, Inc.*(a) 6,139 134,383
NL Industries, Inc. 1,817 11,629
OPENLANE, Inc.* 20,303 496,408
Perma-Fix Environmental
Services, Inc.*(a) 2,774 29,182
Pitney Bowes, Inc.(a) 17,361 189,408
Quad/Graphics, Inc. 6,241 35,262
Quest Resource Holding
Corp.* 260 525
Steelcase, Inc., Class A 16,504 172,137
UniFirst Corp. 2,824 531,533
Vestis Corp. 21,730 124,513
Virco Mfg. Corp. 2,381 19,000
VSE Corp. 3,835 502,308
8,794,793
Communications Equipment 0 .8%
ADTRAN Holdings, Inc.* 14,766 132,451
Applied Optoelectronics,
Inc.*(a) 10,161 261,036
Aviat Networks, Inc.* 2,086 50,168
BK Technologies Corp.* 508 23,942
Calix, Inc.* 11,084 589,558
Clearfield, Inc.* 2,304 100,017
CommScope Holding Co.,
Inc.* 41,060 339,977
Digi International, Inc.* 6,909 240,848
Extreme Networks, Inc.*(a) 24,937 447,619
Harmonic, Inc.* 21,328 201,976
Inseego Corp.* 2,290 18,870
NETGEAR, Inc.* 5,248 152,559
NetScout Systems, Inc.* 13,331 330,742
Ribbon Communications, Inc.* 16,675 66,867
Viasat, Inc.* 21,420 312,732
Viavi Solutions, Inc.* 41,902 421,953
3,691,315
Construction & Engineering 2 .2%
Ameresco, Inc., Class A*(a) 5,963 90,578
Arcosa, Inc.(a) 9,142 792,703
Argan, Inc. 2,502 551,641
Bowman Consulting Group
Ltd., Class A*(a) 2,559 73,571
Centuri Holdings, Inc.* 3,383 75,915
Concrete Pumping Holdings,
Inc. 4,980 30,627
Construction Partners, Inc.,
Class A*(a) 8,853 940,897
Dycom Industries, Inc.* 5,277 1,289,646
Fluor Corp.* 31,618 1,621,055
Granite Construction, Inc.(a) 8,254 771,832
Great Lakes Dredge & Dock
Corp.* 12,501 152,387
IES Holdings, Inc.*(a) 1,706 505,368
Limbach Holdings, Inc.*(a) 2,012 281,881
Matrix Service Co.* 5,180 69,982

124 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Construction & Engineering
MYR Group, Inc.* 2,917 529,290
NWPX Infrastructure, Inc.* 1,702 69,799
Orion Group Holdings, Inc.*(a) 7,433 67,417
Primoris Services Corp. 10,246 798,573
Southland Holdings, Inc.* 3,280 13,710
Sterling Infrastructure, Inc.* 5,628 1,298,548
Tutor Perini Corp.* 8,416 393,701
10,419,121
Construction Materials 0 .2%
Knife River Corp.*(a) 10,796 881,385
Smith-Midland Corp.* 734 24,633
Titan America SA 4,375 54,600
United States Lime & Minerals,
Inc.(a) 2,050 204,590
1,165,208
Consumer Finance 1 .1%
Atlanticus Holdings Corp.* 1,019 55,790
Bread Financial Holdings, Inc. 4,054 231,565
Consumer Portfolio Services,
Inc.* 1,397 13,733
Dave, Inc.*(a) 1,756 471,328
Encore Capital Group, Inc.* 4,444 172,027
Enova International, Inc.* 4,698 523,921
FirstCash Holdings, Inc. 7,507 1,014,496
Green Dot Corp., Class A* 10,558 113,815
LendingClub Corp.* 21,776 261,965
LendingTree, Inc.* 2,213 82,036
Medallion Financial Corp. 3,469 33,060
Navient Corp. 14,464 203,942
Nelnet, Inc., Class A 2,718 329,204
NerdWallet, Inc., Class A* 7,988 87,628
Oportun Financial Corp.* 6,421 45,974
OppFi, Inc.(a) 4,703 65,795
PRA Group, Inc.* 7,621 112,410
PROG Holdings, Inc. 7,644 224,351
Regional Management Corp. 1,784 52,111
Upstart Holdings, Inc.*(a) 15,900 1,028,412
Vroom, Inc.* 278 7,926
World Acceptance Corp.*(a) 652 107,658
5,239,147
Consumer Staples Distribution & Retail 0 .5%
Andersons, Inc. (The) 6,197 227,740
Chefs' Warehouse, Inc.
(The)*(a) 6,871 438,438
Grocery Outlet Holding
Corp.*(a) 17,756 220,530
Guardian Pharmacy Services,
Inc., Class A*(a) 2,327 49,588
HF Foods Group, Inc.* 6,626 21,071
Ingles Markets, Inc., Class
A(a) 2,695 170,809
Natural Grocers by Vitamin
Cottage, Inc.(a) 2,431 95,417
PriceSmart, Inc.(a) 4,809 505,137
SpartanNash Co. 6,290 166,622
Sprouts Farmers Market, Inc.* 265 43,630
United Natural Foods, Inc.* 11,481 267,622
Village Super Market, Inc.,
Class A 1,715 66,027
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Weis Markets, Inc.(a) 3,077 223,052
2,495,683
Containers & Packaging 0 .3%
Ardagh Metal Packaging SA 26,967 115,419
Greif, Inc., Class A 5,016 325,990
Greif, Inc., Class B 779 53,759
Myers Industries, Inc. 7,299 105,762
O-I Glass, Inc.* 29,039 428,035
Ranpak Holdings Corp., Class
A*(a) 9,525 34,004
TriMas Corp.(a) 6,247 178,727
1,241,696
Distributors 0 .0%
†
A-Mark Precious Metals, Inc.
(a) 3,446 76,432
GigaCloud Technology, Inc.,
Class A*(a) 5,010 99,098
Weyco Group, Inc. 1,090 36,144
211,674
Diversified Consumer Services 1 .3%
Adtalem Global Education,
Inc.* 6,991 889,465
American Public Education,
Inc.* 3,345 101,889
Carriage Services, Inc., Class
A 2,452 112,154
Chegg, Inc.* 1,214 1,469
Coursera, Inc.* 25,696 225,097
European Wax Center, Inc.,
Class A*(a) 5,864 33,014
Frontdoor, Inc.* 14,025 826,634
Graham Holdings Co., Class B 610 577,164
KinderCare Learning Cos.,
Inc.* 5,879 59,378
Laureate Education, Inc.* 24,724 578,047
Lincoln Educational Services
Corp.* 5,554 128,020
Matthews International Corp.,
Class A(a) 5,400 129,114
Mister Car Wash, Inc.*(a) 18,419 110,698
Nerdy, Inc.*(a) 9,542 15,553
OneSpaWorld Holdings Ltd. 18,130 369,671
Perdoceo Education Corp. 10,874 355,471
Strategic Education, Inc. 4,534 385,979
Stride, Inc.* 8,061 1,170,377
Udemy, Inc.* 18,328 128,846
Universal Technical Institute,
Inc.* 8,445 286,201
Zspace, Inc.*(a) 1,144 3,729
6,487,970
Diversified REITs 0 .6%
Alexander & Baldwin, Inc. 13,735 244,895
Alpine Income Property Trust,
Inc. 2,179 32,053
American Assets Trust, Inc. 10,136 200,186
Armada Hoffler Properties, Inc.
(a) 14,684 100,879
Broadstone Net Lease, Inc. 36,768 590,126
CTO Realty Growth, Inc. 5,651 97,536

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Diversified REITs
Essential Properties Realty
Trust, Inc.(a) 37,602 1,199,880
Gladstone Commercial Corp.
(a) 8,642 123,840
Global Net Lease, Inc.(a) 36,868 278,354
Modiv Industrial, Inc., Class C 1,704 23,992
One Liberty Properties, Inc. 3,592 85,705
2,977,446
Diversified Telecommunication Services 0 .5%
Anterix, Inc.* 2,386 61,201
AST SpaceMobile, Inc., Class
A*(a) 1,789 83,600
ATN International, Inc. 2,097 34,076
Bandwidth, Inc., Class A*(a) 5,024 79,882
Cogent Communications
Holdings, Inc.(a) 8,484 409,014
Globalstar, Inc.*(a) 9,454 222,642
IDT Corp., Class B 3,089 211,040
Liberty Latin America Ltd.,
Class A* 7,144 43,579
Liberty Latin America Ltd.,
Class C* 21,837 135,826
Lumen Technologies, Inc.* 180,274 789,600
Shenandoah
Telecommunications Co.(a) 9,481 129,510
2,199,970
Electric Utilities 1 .1%
ALLETE, Inc. 11,151 714,444
Genie Energy Ltd., Class B 3,994 107,359
Hawaiian Electric Industries,
Inc.*(a) 32,909 349,823
MGE Energy, Inc. 6,945 614,216
Oklo, Inc., Class A* 19,376 1,084,862
Otter Tail Corp. 7,313 563,759
Portland General Electric
Co.(a) 20,948 851,117
TXNM Energy, Inc. 17,546 988,191
5,273,771
Electrical Equipment 1 .6%
Allient, Inc. 2,756 100,070
American Superconductor
Corp.*(a) 7,197 264,058
Amprius Technologies, Inc.*(a) 17,379 73,166
Array Technologies, Inc.* 28,333 167,165
Atkore, Inc. 6,548 461,961
Blink Charging Co.* 1,988 1,869
Bloom Energy Corp., Class
A*(a) 38,608 923,503
Complete Solaria, Inc.* 10,092 18,569
Energy Vault Holdings, Inc.* 1,145 821
EnerSys 7,417 636,156
Enovix Corp.*(a) 31,244 323,063
Eos Energy Enterprises, Inc.* 41,786 213,944
Fluence Energy, Inc.*(a) 14,503 97,315
FuelCell Energy, Inc.* 80 449
GrafTech International Ltd.*(a) 4,241 4,125
Hyliion Holdings Corp.*(a) 25,935 34,234
KULR Technology Group, Inc.* 6,130 43,707
LSI Industries, Inc. 4,704 80,015
NANO Nuclear Energy, Inc.*(a) 5,050 174,175
Common Stocks
Shares Value ($)
Electrical Equipment
Net Power, Inc.*(a) 7,516 18,565
NEXTracker, Inc., Class A* 26,801 1,457,170
NuScale Power Corp., Class
A*(a) 22,983 909,208
Plug Power, Inc.*(a) 171,821 256,013
Powell Industries, Inc.(a) 1,800 378,810
Power Solutions International,
Inc.* 1,240 80,203
Preformed Line Products
Co.(a) 436 69,677
Shoals Technologies Group,
Inc., Class A* 31,097 132,162
SKYX Platforms Corp.* 10,192 10,651
SolarMax Technology, Inc.* 634 691
Stem, Inc.*(a) 210 1,308
Sunrun, Inc.*(a) 39,551 323,527
T1 Energy, Inc.*(a) 18,389 22,618
Thermon Group Holdings, Inc.* 6,299 176,876
TPI Composites, Inc.* 798 686
Vicor Corp.* 4,386 198,949
7,655,479
Electronic Equipment, Instruments & Components 3 .5%
908 Devices, Inc.*(a) 4,627 32,991
Advanced Energy Industries,
Inc.(a) 7,106 941,545
Aeva Technologies, Inc.*(a) 5,761 217,708
Arlo Technologies, Inc.* 18,814 319,085
Badger Meter, Inc. 5,586 1,368,291
Bel Fuse, Inc., Class A 300 26,955
Bel Fuse, Inc., Class B(a) 1,959 191,375
Belden, Inc. 7,557 875,101
Benchmark Electronics, Inc.(a) 6,716 260,782
Climb Global Solutions, Inc. 773 82,641
CTS Corp. 5,440 231,798
Daktronics, Inc.*(a) 7,694 116,333
ePlus, Inc.* 5,060 364,826
Evolv Technologies Holdings,
Inc.*(a) 21,972 137,105
Fabrinet*(a) 6,815 2,008,244
FARO Technologies, Inc.* 3,618 158,903
Frequency Electronics, Inc. 1,184 26,889
Insight Enterprises, Inc.* 5,266 727,156
Itron, Inc.* 8,570 1,128,069
Kimball Electronics, Inc.* 4,502 86,574
Knowles Corp.* 16,105 283,770
Lightwave Logic, Inc.*(a) 2,110 2,616
Methode Electronics, Inc. 6,215 59,105
MicroVision, Inc.*(a) 46,249 52,724
Mirion Technologies, Inc.,
Class A*(a) 39,731 855,408
M-Tron Industries, Inc.* 409 17,178
Napco Security Technologies,
Inc. 6,650 197,439
Neonode, Inc.*(a) 1,501 38,276
nLight, Inc.* 9,059 178,281
Novanta, Inc.* 6,786 874,919
OSI Systems, Inc.*(a) 3,029 681,101
Ouster, Inc.* 9,396 227,853
PAR Technology Corp.*(a) 7,561 524,507
PC Connection, Inc. 2,300 151,294
Plexus Corp.* 5,110 691,434

126 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Powerfleet, Inc. NJ*(a) 23,494 101,259
Red Cat Holdings, Inc.* 14,242 103,682
Richardson Electronics Ltd.(a) 1,780 17,177
Rogers Corp.* 3,443 235,777
Sanmina Corp.*(a) 9,922 970,669
ScanSource, Inc.* 4,430 185,218
SmartRent, Inc., Class A* 1,180 1,168
TTM Technologies, Inc.* 19,011 776,029
Vishay Intertechnology, Inc. 23,405 371,671
Vishay Precision Group,
Inc.*(a) 2,292 64,405
Vuzix Corp.* 12,273 35,837
17,001,168
Energy Equipment & Services 1 .7%
Archrock, Inc. 31,007 769,904
Aris Water Solutions, Inc.,
Class A 5,861 138,613
Atlas Energy Solutions, Inc.,
Class A(a) 14,619 195,456
Borr Drilling Ltd.(a) 46,336 84,795
Bristow Group, Inc., Class A* 5,337 175,961
Cactus, Inc., Class A(a) 12,864 562,414
ChampionX Corp. 36,197 899,133
Core Laboratories, Inc.(a) 8,941 103,000
DMC Global, Inc.* 3,291 26,525
Energy Services of America
Corp. 1,972 19,602
Expro Group Holdings NV* 19,372 166,405
Flowco Holdings, Inc., Class A 3,764 67,037
Forum Energy Technologies,
Inc.* 1,866 36,331
Geospace Technologies Corp.* 437 6,232
Helix Energy Solutions Group,
Inc.* 26,420 164,861
Helmerich & Payne, Inc. 18,397 278,898
Innovex International, Inc.*(a) 7,246 113,183
Kodiak Gas Services, Inc.(a) 10,125 346,984
Liberty Energy, Inc., Class A 29,882 343,045
Mammoth Energy Services,
Inc.* 6,516 18,245
Nabors Industries Ltd.*(a) 2,638 73,917
National Energy Services
Reunited Corp.* 10,099 60,796
Natural Gas Services Group,
Inc.* 1,734 44,755
Noble Corp. plc(a) 23,910 634,810
Oceaneering International,
Inc.* 17,955 372,028
Oil States International, Inc.* 11,397 61,088
Patterson-UTI Energy, Inc.(a) 67,255 398,822
ProFrac Holding Corp., Class
A*(a) 2,351 18,244
ProPetro Holding Corp.*(a) 15,613 93,210
Ranger Energy Services, Inc.,
Class A 2,976 35,533
RPC, Inc.(a) 16,259 76,905
SEACOR Marine Holdings,
Inc.*(a) 4,025 20,527
Seadrill Ltd.*(a) 12,004 315,105
Select Water Solutions, Inc.,
Class A(a) 17,110 147,830
Common Stocks
Shares Value ($)
Energy Equipment & Services
Solaris Energy Infrastructure,
Inc., Class A(a) 6,873 194,437
TETRA Technologies, Inc.*(a) 22,877 76,867
Tidewater, Inc.*(a) 9,531 439,665
Transocean Ltd.* 139,954 362,481
Valaris Ltd.*(a) 12,064 508,015
8,451,659
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A*(a) 82,153 254,674
Atlanta Braves Holdings, Inc.,
Class A* 1,409 69,337
Atlanta Braves Holdings, Inc.,
Class C* 8,625 403,391
Cinemark Holdings, Inc. 20,200 609,636
CuriosityStream, Inc. 6,175 34,765
Eventbrite, Inc., Class A* 15,076 39,650
Gaia, Inc., Class A* 2,912 12,784
Golden Matrix Group, Inc.*(a) 3,259 5,540
IMAX Corp.* 8,053 225,162
Lionsgate Studios Corp.* 36,786 213,727
LiveOne, Inc.* 895 676
Madison Square Garden
Entertainment Corp., Class
A* 7,423 296,697
Marcus Corp. (The) 4,362 73,543
Playstudios, Inc.* 17,505 22,932
Playtika Holding Corp. 10,803 51,098
Reservoir Media, Inc.* 2,894 22,197
Sphere Entertainment Co.*(a) 5,211 217,820
Starz Entertainment Corp. 2,360 37,925
Vivid Seats, Inc., Class A* 16,202 27,381
2,618,935
Financial Services 2 .6%
Acacia Research Corp.*(a) 5,239 18,756
Alerus Financial Corp. 4,389 94,978
AvidXchange Holdings, Inc.* 33,012 323,187
Banco Latinoamericano de
Comercio Exterior SA, Class
E 5,653 227,816
Better Home & Finance
Holding Co.* 922 11,424
Burford Capital Ltd. 36,433 519,535
Cannae Holdings, Inc. 10,834 225,889
Cantaloupe, Inc.* 10,145 111,494
Cass Information Systems,
Inc. 2,489 108,147
Compass Diversified Holdings 12,936 81,238
Enact Holdings, Inc. 6,139 228,064
Essent Group Ltd. 18,843 1,144,335
EVERTEC, Inc.(a) 12,191 439,486
Federal Agricultural Mortgage
Corp., Class C 1,813 352,230
Finance of America Cos., Inc.,
Class A* 901 21,011
Flywire Corp.* 22,464 262,829
HA Sustainable Infrastructure
Capital, Inc.(a) 23,254 624,602
International Money Express,
Inc.* 5,648 56,988

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Financial Services
Jackson Financial, Inc., Class
A 11,566 1,026,945
loanDepot, Inc., Class A* 15,674 19,906
Marqeta, Inc., Class A* 73,028 425,753
Merchants Bancorp 4,926 162,903
Mr. Cooper Group, Inc.* 505 75,351
NCR Atleos Corp.* 13,941 397,737
NewtekOne, Inc. 5,108 57,618
NMI Holdings, Inc., Class A* 14,883 627,914
Onity Group, Inc.* 1,278 48,781
Pagseguro Digital Ltd., Class A 33,752 325,369
Payoneer Global, Inc.*(a) 52,541 359,906
Paysafe Ltd.*(a) 6,476 81,727
Paysign, Inc.* 6,264 45,101
PennyMac Financial Services,
Inc. 5,563 554,297
Priority Technology Holdings,
Inc.*(a) 5,103 39,701
Radian Group, Inc. 26,949 970,703
Remitly Global, Inc.* 29,421 552,232
Repay Holdings Corp., Class
A* 14,269 68,777
Security National Financial
Corp., Class A* 2,558 25,196
Sezzle, Inc.*(a) 2,797 501,362
StoneCo Ltd., Class A*(a) 45,859 735,578
SWK Holdings Corp. 494 7,282
Triller Group, Inc.* 16,155 15,032
Velocity Financial, Inc.* 2,096 38,860
Walker & Dunlop, Inc. 6,266 441,628
Waterstone Financial, Inc. 3,558 49,136
12,506,804
Food Products 0 .9%
Alico, Inc. 1,170 38,236
B&G Foods, Inc.(a) 14,306 60,514
Beyond Meat, Inc.*(a) 13,693 47,789
BRC, Inc., Class A*(a) 8,507 11,144
Calavo Growers, Inc.(a) 3,133 83,306
Cal-Maine Foods, Inc. 8,675 864,290
Dole plc 12,905 180,541
Forafric Global plc*(a) 651 5,078
Fresh Del Monte Produce, Inc. 6,309 204,538
Hain Celestial Group, Inc.
(The)* 16,333 24,826
J & J Snack Foods Corp.(a) 2,920 331,157
John B Sanfilippo & Son, Inc. 1,444 91,319
Lancaster Colony Corp. 3,769 651,170
Lifeway Foods, Inc.* 1,134 27,953
Limoneira Co. 3,158 49,423
Mama's Creations, Inc.*(a) 6,542 54,299
Mission Produce, Inc.*(a) 8,975 105,187
Seneca Foods Corp., Class
A*(a) 867 87,940
Simply Good Foods Co.
(The)*(a) 17,579 555,321
SunOpta, Inc.* 18,560 107,648
Tootsie Roll Industries, Inc. 2,838 94,931
TreeHouse Foods, Inc.*(a) 9,443 183,383
Utz Brands, Inc.(a) 13,399 168,157
Vital Farms, Inc.*(a) 6,491 250,033
Westrock Coffee Co.*(a) 6,427 36,827
Common Stocks
Shares Value ($)
Food Products
WK Kellogg Co.(a) 11,781 187,789
4,502,799
Gas Utilities 1 .1%
Brookfield Infrastructure Corp.,
Class A 22,781 947,690
Chesapeake Utilities Corp.(a) 4,262 512,378
New Jersey Resources Corp. 19,151 858,348
Northwest Natural Holding
Co.(a) 7,475 296,907
ONE Gas, Inc. 11,389 818,413
RGC Resources, Inc. 1,454 32,540
Southwest Gas Holdings, Inc. 12,244 910,831
Spire, Inc. 10,990 802,160
5,179,267
Ground Transportation 0 .4%
ArcBest Corp. 4,389 337,997
Covenant Logistics Group,
Inc., Class A 3,016 72,716
FTAI Infrastructure, Inc.(a) 17,848 110,122
Heartland Express, Inc. 8,992 77,691
Hertz Global Holdings, Inc.* 22,823 155,881
Marten Transport Ltd. 10,667 138,564
PAMT Corp.* 941 12,111
Proficient Auto Logistics,
Inc.*(a) 4,539 32,953
RXO, Inc.* 30,691 482,463
Universal Logistics Holdings,
Inc.(a) 1,132 28,730
Werner Enterprises, Inc. 11,240 307,526
1,756,754
Health Care Equipment & Supplies 2 .9%
Accuray, Inc.* 18,273 25,034
Alphatec Holdings, Inc.* 21,878 242,846
AngioDynamics, Inc.* 7,690 76,285
Anteris Technologies Global
Corp.*(a) 4,687 17,764
Artivion, Inc.*(a) 7,349 228,554
AtriCure, Inc.* 9,219 302,107
Avanos Medical, Inc.* 8,519 104,273
Axogen, Inc.* 7,763 84,229
Beta Bionics, Inc.* 2,262 32,935
Bioventus, Inc., Class A*(a) 8,625 57,097
Butterfly Network, Inc.* 36,259 72,518
Ceribell, Inc.*(a) 4,617 86,476
Cerus Corp.* 31,786 44,818
ClearPoint Neuro, Inc.* 4,682 55,903
CONMED Corp. 5,765 300,241
CVRx, Inc.*(a) 2,412 14,183
Delcath Systems, Inc.* 5,435 73,916
Electromed, Inc.* 1,204 26,476
Embecta Corp. 10,665 103,344
Enovis Corp.*(a) 10,743 336,900
Fractyl Health, Inc.* 344 557
Glaukos Corp.*(a) 10,551 1,089,813
Haemonetics Corp.*(a) 9,498 708,646
ICU Medical, Inc.*(a) 4,555 601,943
Inmode Ltd.* 630 9,097
Inogen, Inc.* 4,635 32,584
Integer Holdings Corp.* 6,501 799,428

128 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Integra LifeSciences Holdings
Corp.*(a) 13,023 159,792
iRadimed Corp.(a) 1,423 85,081
iRhythm Technologies, Inc.*(a) 6,014 925,915
Kestra Medical Technologies
Ltd.* 2,350 38,963
KORU Medical Systems, Inc.* 7,645 27,369
Lantheus Holdings, Inc.* 12,680 1,037,985
LeMaitre Vascular, Inc.(a) 3,891 323,148
LENSAR, Inc.* 1,614 21,256
LivaNova plc* 10,345 465,732
Lucid Diagnostics, Inc.* 12,106 13,922
Merit Medical Systems, Inc.* 11,022 1,030,337
Myomo, Inc.* 5,953 12,858
Neogen Corp.* 41,029 196,119
Neuronetics, Inc.* 6,830 23,837
NeuroPace, Inc.* 4,317 48,091
Novocure Ltd.* 19,180 341,404
Omnicell, Inc.* 8,790 258,426
OraSure Technologies, Inc.* 12,578 37,734
Orthofix Medical, Inc.* 6,742 75,173
OrthoPediatrics Corp.* 3,050 65,514
Outset Medical, Inc.* 2,488 47,794
PROCEPT BioRobotics
Corp.*(a) 9,898 570,125
Pro-Dex, Inc.* 392 17,107
Pulmonx Corp.*(a) 7,592 19,663
Pulse Biosciences, Inc.*(a) 3,547 53,524
QuidelOrtho Corp.*(a) 12,691 365,755
RxSight, Inc.* 6,814 88,582
Sanara Medtech, Inc.* 794 22,542
SANUWAVE Health, Inc.* 981 32,236
Semler Scientific, Inc.*(a) 1,584 61,364
SI-BONE, Inc.* 7,421 139,663
Sight Sciences, Inc.* 8,068 33,321
STAAR Surgical Co.*(a) 9,146 153,470
Stereotaxis, Inc.*(a) 9,136 19,368
Surmodics, Inc.* 2,642 78,494
Tactile Systems Technology,
Inc.* 4,259 43,186
Tandem Diabetes Care,
Inc.*(a) 12,318 229,607
TransMedics Group, Inc.*(a) 6,266 839,707
Treace Medical Concepts,
Inc.* 9,874 58,059
UFP Technologies, Inc.* 1,414 345,242
Utah Medical Products, Inc. 445 25,329
Varex Imaging Corp.* 7,276 63,083
Zimvie, Inc.* 5,048 47,199
Zynex, Inc.* 410 1,058
14,072,101
Health Care Providers & Services 3 .3%
AdaptHealth Corp., Class A*(a) 17,556 165,553
Addus HomeCare Corp.*(a) 3,395 391,070
agilon health, Inc.*(a) 59,362 136,533
AirSculpt Technologies,
Inc.*(a) 2,144 10,356
Alignment Healthcare, Inc.* 24,058 336,812
AMN Healthcare Services,
Inc.* 6,947 143,594
Ardent Health, Inc.* 4,823 65,882
Common Stocks
Shares Value ($)
Health Care Providers & Services
Astrana Health, Inc.*(a) 7,878 196,005
Aveanna Healthcare Holdings,
Inc.* 9,709 50,778
BrightSpring Health Services,
Inc.* 15,995 377,322
Brookdale Senior Living, Inc.* 42,997 299,259
Castle Biosciences, Inc.* 5,379 109,839
Clover Health Investments
Corp., Class A* 76,169 212,512
Community Health Systems,
Inc.*(a) 24,291 82,589
Concentra Group Holdings
Parent, Inc. 21,944 451,388
CorVel Corp.* 5,440 559,123
Cross Country Healthcare,
Inc.* 6,274 81,876
DocGo, Inc.*(a) 19,985 31,376
Enhabit, Inc.* 9,256 89,228
Ensign Group, Inc. (The)(a) 10,569 1,630,374
Fulgent Genetics, Inc.* 3,998 79,480
GeneDx Holdings Corp., Class
A*(a) 3,547 327,424
Guardant Health, Inc.*(a) 22,518 1,171,837
HealthEquity, Inc.* 16,103 1,686,950
Hims & Hers Health, Inc.*(a) 35,913 1,790,263
InfuSystem Holdings, Inc.* 241 1,504
Innovage Holding Corp.* 2,750 10,147
Joint Corp. (The)* 2,653 30,616
LifeStance Health Group, Inc.* 25,810 133,438
ModivCare, Inc.*(a) 414 1,292
Nano-X Imaging Ltd.*(a) 12,636 65,328
National HealthCare Corp.(a) 2,343 250,724
National Research Corp.(a) 2,458 41,294
NeoGenomics, Inc.* 24,728 180,762
Nutex Health, Inc.* 647 80,545
Oncology Institute, Inc. (The)* 10,887 22,318
OPKO Health, Inc.*(a) 68,923 90,978
Option Care Health, Inc.* 31,068 1,009,089
Owens & Minor, Inc.* 14,696 133,734
PACS Group, Inc.* 8,309 107,352
Pediatrix Medical Group, Inc.* 16,131 231,480
Pennant Group, Inc. (The)* 6,300 188,055
Performant Healthcare, Inc.* 12,888 51,552
Premier, Inc., Class A(a) 17,237 378,007
Privia Health Group, Inc.* 21,597 496,731
Progyny, Inc.* 12,945 284,790
Quipt Home Medical Corp.* 878 1,572
RadNet, Inc.*(a) 12,561 714,847
Select Medical Holdings Corp.
(a) 21,144 320,966
Sonida Senior Living, Inc.*(a) 1,002 25,000
Surgery Partners, Inc.*(a) 14,402 320,156
Talkspace, Inc.* 23,701 65,889
US Physical Therapy, Inc.(a) 2,815 220,133
Viemed Healthcare, Inc.* 6,479 44,770
15,980,492
Health Care REITs 1 .0%
American Healthcare REIT,
Inc.(a) 30,342 1,114,765
CareTrust REIT, Inc.(a) 35,621 1,090,003

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 129
Common Stocks
Shares Value ($)
Health Care REITs
Community Healthcare Trust,
Inc. 5,055 84,065
Diversified Healthcare Trust(a) 41,821 149,719
Global Medical REIT, Inc. 11,934 82,703
LTC Properties, Inc.(a) 8,727 302,041
National Health Investors, Inc.
(a) 8,789 616,285
Sabra Health Care REIT, Inc.
(a) 45,372 836,660
Sila Realty Trust, Inc. 10,477 247,990
Strawberry Fields REIT, Inc. 1,745 18,392
Universal Health Realty
Income Trust 2,372 94,809
4,637,432
Health Care Technology 0 .5%
Claritev Corp.* 1,330 60,023
Definitive Healthcare Corp.,
Class A*(a) 6,943 27,078
Evolent Health, Inc., Class
A*(a) 21,531 242,439
Health Catalyst, Inc.* 12,543 47,287
HealthStream, Inc. 4,348 120,309
LifeMD, Inc.* 7,304 99,481
OptimizeRx Corp.* 3,454 46,629
Phreesia, Inc.* 10,689 304,209
Schrodinger, Inc.*(a) 10,752 216,330
Simulations Plus, Inc.(a) 2,965 51,739
Teladoc Health, Inc.*(a) 33,230 289,433
TruBridge, Inc.* 1,881 44,053
Waystar Holding Corp.* 17,164 701,493
2,250,503
Hotel & Resort REITs 0 .7%
Apple Hospitality REIT, Inc.(a) 43,259 504,833
Braemar Hotels & Resorts, Inc. 12,891 31,583
Chatham Lodging Trust 8,835 61,580
DiamondRock Hospitality
Co.(a) 40,356 309,127
Pebblebrook Hotel Trust(a) 22,003 219,810
RLJ Lodging Trust(a) 28,777 209,497
Ryman Hospitality Properties,
Inc.(a) 11,199 1,105,005
Service Properties Trust 31,734 75,844
Summit Hotel Properties, Inc.
(a) 21,756 110,738
Sunstone Hotel Investors, Inc.
(a) 37,953 329,432
Xenia Hotels & Resorts, Inc.(a) 19,528 245,467
3,202,916
Hotels, Restaurants & Leisure 2 .3%
Accel Entertainment, Inc.,
Class A* 10,006 117,771
Bally's Corp.* 1,245 11,927
Biglari Holdings, Inc., Class
B*(a) 146 42,663
BJ's Restaurants, Inc.*(a) 4,027 179,604
Bloomin' Brands, Inc.(a) 15,846 136,434
Brinker International, Inc.* 8,355 1,506,657
Cheesecake Factory, Inc.
(The)(a) 8,762 549,027
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cracker Barrel Old Country
Store, Inc.(a) 4,175 255,009
Dave & Buster's
Entertainment, Inc.*(a) 5,142 154,671
Denny's Corp.*(a) 9,497 38,938
Dine Brands Global, Inc.(a) 3,075 74,815
El Pollo Loco Holdings, Inc.*(a) 4,706 51,813
Everi Holdings, Inc.* 15,491 220,592
First Watch Restaurant Group,
Inc.* 7,671 123,043
Full House Resorts, Inc.* 702 2,569
Genius Sports Ltd.* 41,753 434,231
Global Business Travel Group
I*(a) 18,071 113,847
Golden Entertainment, Inc. 3,740 110,068
Hilton Grand Vacations, Inc.* 11,628 482,911
Inspired Entertainment, Inc.* 5,221 42,656
International Game
Technology plc 21,646 342,223
Jack in the Box, Inc.(a) 3,633 63,432
Krispy Kreme, Inc.(a) 16,781 48,833
Kura Sushi USA, Inc., Class
A*(a) 1,219 104,931
Life Time Group Holdings,
Inc.* 25,642 777,722
Lindblad Expeditions Holdings,
Inc.* 7,079 82,612
Marriott Vacations Worldwide
Corp.(a) 6,117 442,320
Monarch Casino & Resort, Inc. 2,337 202,010
Nathan's Famous, Inc. 439 48,545
ONE Group Hospitality, Inc.
(The)* 294 1,191
Papa John's International, Inc. 6,225 304,651
PlayAGS, Inc.* 7,043 87,967
Portillo's, Inc., Class A*(a) 10,779 125,791
Potbelly Corp.* 5,247 64,276
Pursuit Attractions and
Hospitality, Inc.*(a) 4,000 115,320
RCI Hospitality Holdings, Inc.
(a) 1,459 55,617
Red Rock Resorts, Inc., Class
A 9,159 476,543
Rush Street Interactive, Inc.* 16,778 249,992
Sabre Corp.*(a) 69,349 219,143
Serve Robotics, Inc.*(a) 6,694 76,579
Shake Shack, Inc., Class A* 7,326 1,030,036
Six Flags Entertainment
Corp.*(a) 18,072 549,931
Super Group SGHC Ltd. 30,209 331,393
Sweetgreen, Inc., Class A*(a) 19,662 292,570
Target Hospitality Corp.*(a) 5,932 42,236
United Parks & Resorts,
Inc.*(a) 5,158 243,200
Xponential Fitness, Inc., Class
A* 5,336 39,967
11,068,277
Household Durables 1 .7%
Bassett Furniture Industries,
Inc. 1,229 18,681
Beazer Homes USA, Inc.*(a) 5,543 123,997

130 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
Cavco Industries, Inc.* 1,434 622,973
Century Communities, Inc. 5,051 284,472
Champion Homes, Inc.* 10,167 636,556
Cricut, Inc., Class A(a) 10,041 67,978
Dream Finders Homes, Inc.,
Class A*(a) 5,643 141,809
Ethan Allen Interiors, Inc. 4,497 125,241
Flexsteel Industries, Inc.(a) 734 26,446
GoPro, Inc., Class A* 631 478
Green Brick Partners, Inc.* 5,894 370,615
Hamilton Beach Brands
Holding Co., Class A 1,335 23,883
Helen of Troy Ltd.* 4,330 122,885
Hooker Furnishings Corp. 219 2,317
Hovnanian Enterprises, Inc.,
Class A* 882 92,213
Installed Building Products,
Inc.(a) 4,413 795,752
KB Home 13,281 703,495
La-Z-Boy, Inc. 7,945 295,316
Legacy Housing Corp.* 1,422 32,223
Leggett & Platt, Inc. 25,107 223,954
LGI Homes, Inc.* 3,883 200,052
Lovesac Co. (The)* 2,656 48,339
M/I Homes, Inc.* 4,971 557,349
Meritage Homes Corp. 13,365 895,054
Purple Innovation, Inc., Class
A* 2,191 1,598
Sonos, Inc.* 22,577 244,057
Taylor Morrison Home Corp.,
Class A* 18,738 1,150,888
Traeger, Inc.* 5,223 8,931
Tri Pointe Homes, Inc.* 16,815 537,239
United Homes Group, Inc.* 175 507
8,355,298
Household Products 0 .3%
Central Garden & Pet Co.* 2,485 87,422
Central Garden & Pet Co.,
Class A* 8,681 271,629
Energizer Holdings, Inc. 12,516 252,322
Oil-Dri Corp. of America 1,886 111,255
Spectrum Brands Holdings,
Inc.(a) 4,893 259,329
WD-40 Co. 2,541 579,577
1,561,534
Independent Power and Renewable Electricity Producers
0 .2%
Montauk Renewables, Inc.*(a) 11,316 25,121
Ormat Technologies, Inc.(a) 11,513 964,329
989,450
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 4,596 143,395
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 10,337 47,033
Innovative Industrial
Properties, Inc. 5,235 289,077
LXP Industrial Trust(a) 55,088 455,027
Common Stocks
Shares Value ($)
Industrial REITs
Plymouth Industrial REIT, Inc.
(a) 8,083 129,813
Terreno Realty Corp.(a) 19,312 1,082,824
2,003,774
Insurance 2 .4%
Ambac Financial Group, Inc.* 9,643 68,465
American Coastal Insurance
Corp. 4,999 55,589
AMERISAFE, Inc. 3,701 161,845
Baldwin Insurance Group, Inc.
(The), Class A*(a) 13,344 571,257
Bowhead Specialty Holdings,
Inc.* 3,048 114,391
Citizens, Inc., Class A* 9,321 32,530
CNO Financial Group, Inc. 18,914 729,702
Crawford & Co., Class A 3,939 41,675
Donegal Group, Inc., Class
A(a) 3,428 68,646
eHealth, Inc.* 5,571 24,234
Employers Holdings, Inc. 3,862 182,209
Enstar Group Ltd.* 2,305 775,310
F&G Annuities & Life, Inc. 4,026 128,751
Fidelis Insurance Holdings Ltd.
(a) 11,792 195,511
Genworth Financial, Inc.,
Class A* 73,218 569,636
GoHealth, Inc., Class A* 1,348 7,481
Goosehead Insurance, Inc.,
Class A(a) 4,521 477,011
Greenlight Capital Re Ltd.,
Class A* 5,387 77,411
Hamilton Insurance Group
Ltd., Class B* 8,898 192,375
HCI Group, Inc. 1,661 252,804
Heritage Insurance Holdings,
Inc.* 4,509 112,454
Hippo Holdings, Inc.*(a) 3,392 94,739
Horace Mann Educators Corp. 7,577 325,584
Investors Title Co. 298 62,967
James River Group Holdings
Ltd. 7,775 45,562
Kestrel Group Ltd. 453 12,014
Kingstone Cos., Inc.* 1,671 25,750
Kingsway Financial Services,
Inc.* 3,628 49,123
Lemonade, Inc.*(a) 10,534 461,495
MBIA, Inc.* 9,219 40,010
Mercury General Corp. 5,086 342,491
NI Holdings, Inc.* 1,529 19,479
Oscar Health, Inc., Class A* 34,715 744,290
Palomar Holdings, Inc.* 5,016 773,718
ProAssurance Corp.* 9,303 212,388
Root, Inc., Class A*(a) 2,023 258,883
Safety Insurance Group, Inc. 2,782 220,863
Selective Insurance Group,
Inc. 11,629 1,007,653
Selectquote, Inc.* 27,451 65,333
SiriusPoint Ltd.* 12,378 252,387
Skyward Specialty Insurance
Group, Inc.* 6,964 402,450

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 131
Common Stocks
Shares Value ($)
Insurance
Stewart Information Services
Corp. 5,439 354,079
Tiptree, Inc., Class A 4,838 114,080
Trupanion, Inc.* 7,100 392,985
United Fire Group, Inc. 4,011 115,116
Universal Insurance Holdings,
Inc. 5,182 143,697
11,376,423
Interactive Media & Services 0 .7%
Angi, Inc., Class A*(a) 8,219 125,422
Arena Group Holdings, Inc.
(The)* 2,194 13,603
Bumble, Inc., Class A*(a) 13,818 91,061
Cargurus, Inc., Class A* 15,607 522,366
Cars.com, Inc.*(a) 11,058 131,037
EverQuote, Inc., Class A* 5,310 128,396
fuboTV, Inc.*(a) 62,721 242,103
Getty Images Holdings,
Inc.*(a) 21,043 34,931
Grindr, Inc.*(a) 6,382 144,871
MediaAlpha, Inc., Class A* 6,246 68,394
Nextdoor Holdings, Inc.* 39,080 64,873
QuinStreet, Inc.* 9,871 158,923
Rumble, Inc.*(a) 14,843 133,290
Shutterstock, Inc. 4,442 84,220
System1, Inc.* 65 360
Teads Holding Co.* 7,466 18,516
Travelzoo* 1,141 14,525
TripAdvisor, Inc.*(a) 21,837 284,973
TrueCar, Inc.* 15,719 29,866
Vimeo, Inc.* 29,763 120,243
VTEX, Class A* 10,719 70,745
Webtoon Entertainment,
Inc.*(a) 3,793 34,440
Yelp, Inc., Class A* 11,870 406,785
Ziff Davis, Inc.* 7,979 241,524
ZipRecruiter, Inc., Class A*(a) 13,366 66,964
3,232,431
IT Services 0 .5%
Applied Digital Corp.*(a) 33,482 337,164
ASGN, Inc.* 8,149 406,879
Backblaze, Inc., Class A* 10,014 55,077
BigBear.ai Holdings, Inc.*(a) 54,792 372,038
BigCommerce Holdings, Inc.,
Series 1* 13,044 65,220
Couchbase, Inc.* 8,114 197,819
Crexendo, Inc.* 2,334 14,167
CSP, Inc. 1,173 15,179
DigitalOcean Holdings, Inc.*(a) 12,439 355,258
Fastly, Inc., Class A* 25,399 179,317
Grid Dynamics Holdings,
Inc.*(a) 12,623 145,796
Hackett Group, Inc. (The) 4,845 123,160
Information Services Group,
Inc. 7,689 36,907
Rackspace Technology,
Inc.*(a) 13,194 16,888
TSS, Inc.* 3,447 99,377
Tucows, Inc., Class A* 1,339 26,392
Common Stocks
Shares Value ($)
IT Services
Unisys Corp.* 13,372 60,575
2,507,213
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 5,303 386,164
American Outdoor Brands,
Inc.* 1,772 18,517
Clarus Corp.(a) 4,367 15,154
Escalade, Inc.(a) 1,771 24,759
Funko, Inc., Class A*(a) 7,196 34,253
JAKKS Pacific, Inc. 1,637 34,017
Johnson Outdoors, Inc., Class
A(a) 808 24,458
Latham Group, Inc.*(a) 8,441 53,854
Malibu Boats, Inc., Class A*(a) 3,607 113,043
Marine Products Corp.(a) 1,063 9,046
MasterCraft Boat Holdings,
Inc.* 3,207 59,586
Outdoor Holding Co.*(a) 18,385 23,533
Peloton Interactive, Inc., Class
A*(a) 69,636 483,274
Polaris, Inc.(a) 10,156 412,841
Smith & Wesson Brands, Inc.
(a) 8,133 70,594
Sturm Ruger & Co., Inc. 2,955 106,085
Topgolf Callaway Brands
Corp.* 24,916 200,574
2,069,752
Life Sciences Tools & Services 0 .4%
10X Genomics, Inc., Class A* 19,877 230,176
Adaptive Biotechnologies
Corp.*(a) 28,295 329,637
Akoya Biosciences, Inc.*(a) 698 907
Alpha Teknova, Inc.* 2,070 10,164
Azenta, Inc.* 6,793 209,089
BioLife Solutions, Inc.*(a) 7,189 154,851
Codexis, Inc.* 14,147 34,519
CryoPort, Inc.* 9,405 70,161
Cytek Biosciences, Inc.*(a) 22,075 75,055
Fortrea Holdings, Inc.* 17,297 85,447
Harvard Bioscience, Inc.* 1,463 649
Lifecore Biomedical, Inc.*(a) 4,790 38,895
Maravai LifeSciences
Holdings, Inc., Class A*(a) 23,079 55,620
MaxCyte, Inc.* 19,672 42,885
Mesa Laboratories, Inc. 924 87,059
Nautilus Biotechnology, Inc.,
Class A* 1,412 1,024
Niagen Bioscience, Inc.*(a) 10,098 145,512
OmniAb, Inc.* 16,230 28,240
OmniAb, Inc.*^∞(a) 1,742 0
Pacific Biosciences of
California, Inc.*(a) 53,783 66,691
Personalis, Inc.* 7,570 49,659
Quanterix Corp.*(a) 6,366 42,334
Quantum-Si, Inc.*(a) 26,707 52,346
Standard BioTools, Inc.*(a) 54,307 65,168
1,876,088
Machinery 3 .8%
374Water, Inc.* 3,429 1,112
3D Systems Corp.*(a) 28,716 44,223

132 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
AirJoule Technologies Corp.* 3,274 15,159
Alamo Group, Inc. 1,916 418,416
Albany International Corp.,
Class A 5,665 397,286
Astec Industries, Inc. 4,325 180,309
Atmus Filtration Technologies,
Inc. 15,568 566,987
Blue Bird Corp.*(a) 6,115 263,923
Chart Industries, Inc.* 8,539 1,405,946
Columbus McKinnon Corp. 5,535 84,519
Douglas Dynamics, Inc.(a) 4,164 122,713
Eastern Co. (The) 1,205 27,498
Energy Recovery, Inc.* 9,680 123,710
Enerpac Tool Group Corp.,
Class A 10,188 413,225
Enpro, Inc. 3,986 763,518
ESCO Technologies, Inc. 4,909 941,890
Federal Signal Corp.(a) 11,313 1,203,929
Franklin Electric Co., Inc. 7,487 671,883
Gencor Industries, Inc.* 1,714 23,996
Gorman-Rupp Co. (The) 3,743 137,443
Graham Corp.* 1,892 93,673
Greenbrier Cos., Inc. (The) 5,914 272,340
Helios Technologies, Inc. 6,067 202,456
Hillenbrand, Inc. 13,425 269,440
Hillman Solutions Corp.* 37,062 264,623
Hyster-Yale, Inc. 2,264 90,062
JBT Marel Corp.(a) 9,842 1,183,599
Kadant, Inc.(a) 2,217 703,787
Kennametal, Inc.(a) 14,589 334,963
L B Foster Co., Class A* 1,959 42,843
Lindsay Corp. 2,001 288,644
Luxfer Holdings plc(a) 4,821 58,720
Manitowoc Co., Inc. (The)* 6,868 82,553
Mayville Engineering Co., Inc.* 2,762 44,082
Microvast Holdings, Inc.* 37,392 135,733
Miller Industries, Inc.(a) 2,132 94,789
Mueller Water Products, Inc.,
Class A 29,428 707,449
Omega Flex, Inc. 477 15,445
Palladyne AI Corp.* 4,869 42,166
Park-Ohio Holdings Corp. 1,939 34,631
Proto Labs, Inc.* 4,537 181,661
REV Group, Inc. 9,814 467,048
Richtech Robotics, Inc., Class
B*(a) 12,948 25,249
Shyft Group, Inc. (The)(a) 5,966 74,814
SPX Technologies, Inc.* 8,589 1,440,204
Standex International Corp.(a) 2,200 344,256
Tennant Co. 3,453 267,538
Terex Corp. 12,548 585,866
Titan International, Inc.*(a) 9,353 96,055
Trinity Industries, Inc.(a) 15,582 420,870
Wabash National Corp. 7,749 82,372
Watts Water Technologies,
Inc., Class A 5,176 1,272,727
Worthington Enterprises, Inc. 5,953 378,849
18,407,192
Marine Transportation 0 .2%
Costamare Bulkers Holdings
Ltd.* 1,557 13,499
Common Stocks
Shares Value ($)
Marine Transportation
Costamare, Inc. 8,835 80,487
Genco Shipping & Trading Ltd. 7,930 103,645
Golden Ocean Group Ltd.(a) 19,617 143,597
Himalaya Shipping Ltd.(a) 4,875 28,129
Matson, Inc. 6,101 679,346
Pangaea Logistics Solutions
Ltd. 6,061 28,487
Safe Bulkers, Inc. 11,215 40,486
1,117,676
Media 0 .8%
Advantage Solutions, Inc.*(a) 17,774 23,462
Altice USA, Inc., Class A* 49,195 105,277
AMC Networks, Inc., Class
A*(a) 5,356 33,582
Boston Omaha Corp., Class
A*(a) 4,087 57,382
Cable One, Inc. 979 132,958
Cardlytics, Inc.* 434 714
EchoStar Corp., Class A*(a) 25,569 708,261
Emerald Holding, Inc.(a) 2,270 11,010
Entravision Communications
Corp., Class A 13,281 30,812
EW Scripps Co. (The), Class
A* 11,548 33,951
Gambling.com Group Ltd.* 2,965 35,254
Gannett Co., Inc.*(a) 25,808 92,393
Gray Media, Inc. 15,672 70,994
Ibotta, Inc., Class A* 2,454 89,816
iHeartMedia, Inc., Class A* 20,299 35,726
Integral Ad Science Holding
Corp.*(a) 14,201 118,010
John Wiley & Sons, Inc., Class
A 7,809 348,516
Magnite, Inc.*(a) 26,477 638,625
National CineMedia, Inc. 13,409 64,967
Newsmax, Inc., Class B* 1,423 21,530
Nexxen International Ltd.* 6,715 69,903
PubMatic, Inc., Class A* 7,501 93,312
Scholastic Corp. 4,252 89,207
Sinclair, Inc.(a) 7,628 105,419
Stagwell, Inc., Class A*(a) 21,945 98,753
TechTarget, Inc.*(a) 4,448 34,561
TEGNA, Inc.(a) 31,136 521,839
Thryv Holdings, Inc.*(a) 7,239 88,026
WideOpenWest, Inc.* 9,295 37,738
3,791,998
Metals & Mining 1 .5%
Alpha Metallurgical Resources,
Inc.*(a) 2,212 248,806
American Battery Technology
Co.* 14,448 23,406
Ascent Industries Co.* 1,338 16,872
Caledonia Mining Corp. plc 2,874 55,526
Carpenter Technology Corp. 341 94,246
Century Aluminum Co.* 9,829 177,119
Coeur Mining, Inc.*(a) 120,759 1,069,925
Commercial Metals Co. 21,546 1,053,815
Compass Minerals
International, Inc.* 6,652 133,639
Constellium SE, Class A* 26,907 357,863
Contango ORE, Inc.*(a) 1,683 32,785

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 133
Common Stocks
Shares Value ($)
Metals & Mining
Critical Metals Corp.*(a) 5,564 19,919
Dakota Gold Corp.*(a) 16,795 61,973
Ferroglobe plc 23,189 85,104
Friedman Industries, Inc. 1,022 16,924
Hecla Mining Co.(a) 113,148 677,756
i-80 Gold Corp.* 3,356 2,008
Idaho Strategic Resources,
Inc.* 2,102 27,494
Ivanhoe Electric, Inc.*(a) 16,128 146,281
Kaiser Aluminum Corp.(a) 3,079 246,012
Lifezone Metals Ltd.*(a) 5,550 22,866
MAC Copper Ltd., Class A* 13,312 160,942
Materion Corp. 3,906 310,019
Metallus, Inc.* 7,173 110,536
NioCorp Developments Ltd.* 9,402 21,907
Novagold Resources, Inc.* 47,359 193,698
Olympic Steel, Inc. 1,862 60,683
Perpetua Resources Corp.* 8,736 106,055
Piedmont Lithium, Inc.*(a) 3,530 20,545
Radius Recycling, Inc., Class A 5,265 156,318
Ramaco Resources, Inc.,
Class A(a) 6,650 87,381
Ramaco Resources, Inc.,
Class B 153 1,251
Ryerson Holding Corp. 4,926 106,254
SSR Mining, Inc.* 38,430 489,598
SunCoke Energy, Inc. 15,818 135,877
Tredegar Corp.* 5,089 44,783
United States Antimony Corp.* 17,253 37,611
US Gold Corp.* 2,000 24,400
Vox Royalty Corp. 6,091 19,247
Warrior Met Coal, Inc. 9,809 449,546
Worthington Steel, Inc. 6,073 181,158
7,288,148
Mortgage Real Estate Investment Trusts (REITs) 0 .9%
ACRES Commercial Realty
Corp.* 1,163 20,864
Advanced Flower Capital, Inc.
(a) 4,014 17,983
AG Mortgage Investment
Trust, Inc.(a) 5,972 45,089
Angel Oak Mortgage REIT, Inc. 2,471 23,277
Apollo Commercial Real
Estate Finance, Inc.(a) 26,236 253,964
Arbor Realty Trust, Inc.(a) 25,789 275,942
Ares Commercial Real Estate
Corp.(a) 11,592 55,294
ARMOUR Residential REIT,
Inc.(a) 15,594 262,135
Blackstone Mortgage Trust,
Inc., Class A(a) 31,600 608,300
BrightSpire Capital, Inc., Class
A(a) 25,119 126,851
Chicago Atlantic Real Estate
Finance, Inc. 3,431 47,897
Chimera Investment Corp.(a) 15,347 212,863
Claros Mortgage Trust, Inc. 18,787 53,543
Dynex Capital, Inc.(a) 20,416 249,483
Ellington Financial, Inc.(a) 17,323 225,026
Franklin BSP Realty Trust, Inc.
(a) 15,026 160,628
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Invesco Mortgage Capital, Inc.
(a) 13,977 109,580
KKR Real Estate Finance
Trust, Inc.(a) 11,496 100,820
Ladder Capital Corp., Class
A(a) 23,163 249,002
Lument Finance Trust, Inc. 6,804 15,037
MFA Financial, Inc.(a) 19,462 184,111
New York Mortgage Trust, Inc.
(a) 16,450 110,215
Nexpoint Real Estate Finance,
Inc. 1,841 25,387
Orchid Island Capital, Inc.(a) 20,182 141,476
PennyMac Mortgage
Investment Trust(a) 16,556 212,910
Ready Capital Corp.(a) 32,240 140,889
Redwood Trust, Inc.(a) 25,823 152,614
Rithm Property Trust, Inc. 7,046 19,024
Seven Hills Realty Trust(a) 3,016 36,403
Sunrise Realty Trust, Inc.(a) 1,845 19,557
TPG RE Finance Trust, Inc. 13,281 102,529
Two Harbors Investment Corp.
(a) 20,420 219,923
4,478,616
Multi-Utilities 0 .4%
Avista Corp. 15,262 579,193
Black Hills Corp. 13,905 780,070
Northwestern Energy Group,
Inc. 11,690 599,697
Unitil Corp. 2,946 153,634
2,112,594
Office REITs 0 .7%
Brandywine Realty Trust(a) 32,625 139,961
City Office REIT, Inc. 7,930 42,346
COPT Defense Properties(a) 21,748 599,810
Douglas Emmett, Inc.(a) 24,194 363,878
Easterly Government
Properties, Inc., Class A 7,360 163,392
Empire State Realty Trust,
Inc., Class A 25,865 209,248
Franklin Street Properties
Corp. 16,629 27,272
Hudson Pacific Properties,
Inc.*(a) 61,329 168,041
JBG SMITH Properties(a) 14,024 242,615
NET Lease Office
Properties*(a) 2,829 92,084
Paramount Group, Inc.* 35,378 215,806
Peakstone Realty Trust(a) 6,870 90,753
Piedmont Realty Trust, Inc.,
Class A 24,181 176,279
Postal Realty Trust, Inc., Class
A 4,000 58,920
SL Green Realty Corp.(a) 13,731 849,949
3,440,354
Oil, Gas & Consumable Fuels 3 .1%
Aemetis, Inc.* 236 585
Ardmore Shipping Corp. 6,531 62,698
Berry Corp.(a) 13,562 37,567
BKV Corp.* 3,086 74,434

134 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
California Resources Corp. 12,354 564,207
Calumet, Inc.* 11,682 184,050
Centrus Energy Corp., Class
A*(a) 2,787 510,523
Clean Energy Fuels Corp.* 34,584 67,439
CNX Resources Corp.*(a) 26,856 904,510
Comstock Resources, Inc.* 14,060 389,040
Core Natural Resources, Inc. 9,981 696,075
Crescent Energy Co., Class
A(a) 33,684 289,682
CVR Energy, Inc. 5,876 157,771
Delek US Holdings, Inc.(a) 11,389 241,219
DHT Holdings, Inc. 23,908 258,446
Diversified Energy Co. plc
Reg. S 10,290 150,954
Dorian LPG Ltd. 7,039 171,611
Empire Petroleum Corp.*(a) 2,821 14,895
Encore Energy Corp.*(a) 33,252 95,101
Energy Fuels, Inc.*(a) 38,975 224,106
Epsilon Energy Ltd. 2,663 19,653
Evolution Petroleum Corp.(a) 4,403 20,694
Excelerate Energy, Inc., Class
A 4,460 130,767
FLEX LNG Ltd.(a) 5,731 125,967
FutureFuel Corp. 4,710 18,275
Gevo, Inc.* 42,062 55,522
Golar LNG Ltd. 18,763 772,848
Granite Ridge Resources, Inc.
(a) 9,834 62,643
Green Plains, Inc.*(a) 12,405 74,802
Gulfport Energy Corp.* 2,862 575,749
Hallador Energy Co.*(a) 5,847 92,558
HighPeak Energy, Inc.(a) 3,536 34,653
Infinity Natural Resources,
Inc., Class A* 2,658 48,668
International Seaways, Inc.(a) 7,554 275,570
Kinetik Holdings, Inc., Class
A(a) 8,264 364,029
Kolibri Global Energy, Inc.* 6,383 43,724
Kosmos Energy Ltd.*(a) 87,101 149,814
Lightbridge Corp.* 2,749 36,754
Magnolia Oil & Gas Corp.,
Class A(a) 35,106 789,183
Murphy Oil Corp.(a) 26,030 585,675
NACCO Industries, Inc., Class
A 796 35,271
Navigator Holdings Ltd. 5,619 79,509
New Fortress Energy, Inc.*(a) 32,076 106,492
NextDecade Corp.*(a) 25,144 224,033
NextNRG, Inc.*(a) 2,846 7,883
Nordic American Tankers Ltd.
(a) 37,221 97,891
Northern Oil & Gas, Inc.(a) 17,683 501,313
OPAL Fuels, Inc., Class A* 3,481 8,424
Par Pacific Holdings, Inc.* 10,277 272,649
PBF Energy, Inc., Class A 15,899 344,531
Peabody Energy Corp.(a) 23,198 311,317
Prairie Operating Co.*(a) 3,600 10,782
PrimeEnergy Resources
Corp.* 129 18,883
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
REX American Resources
Corp.* 2,877 140,139
Riley Exploration Permian, Inc.
(a) 2,513 65,916
Sable Offshore Corp.*(a) 12,880 283,102
SandRidge Energy, Inc. 7,099 76,811
Scorpio Tankers, Inc.(a) 8,342 326,422
SFL Corp. Ltd.(a) 23,240 193,589
Sitio Royalties Corp., Class A 14,381 264,323
SM Energy Co. 21,776 538,085
Summit Midstream Corp.* 1,665 40,842
Talos Energy, Inc.* 22,964 194,735
Teekay Corp. Ltd.(a) 9,605 79,241
Teekay Tankers Ltd., Class A 4,621 192,788
Uranium Energy Corp.*(a) 80,064 544,435
Ur-Energy, Inc.* 3,187 3,346
VAALCO Energy, Inc.(a) 19,911 71,879
Vital Energy, Inc.* 5,613 90,313
Vitesse Energy, Inc.(a) 5,265 116,304
W&T Offshore, Inc.(a) 22,106 36,475
World Kinect Corp.(a) 10,823 306,832
14,957,016
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 3,169 86,324
Magnera Corp.* 6,200 74,896
Sylvamo Corp. 6,431 322,193
483,413
Passenger Airlines 0 .5%
Allegiant Travel Co.*(a) 2,755 151,387
Blade Air Mobility, Inc.* 12,139 48,920
Frontier Group Holdings,
Inc.*(a) 16,128 58,545
JetBlue Airways Corp.*(a) 61,288 259,248
Joby Aviation, Inc.*(a) 87,009 917,945
SkyWest, Inc.* 7,688 791,633
Spirit Aviation Holdings, Inc.* 2,786 13,902
Sun Country Airlines Holdings,
Inc.* 9,698 113,952
Wheels Up Experience,
Inc.*(a) 1,488 1,592
2,357,124
Personal Care Products 0 .3%
Beauty Health Co. (The)* 22,715 43,386
Edgewell Personal Care Co. 8,916 208,723
FitLife Brands, Inc.* 741 9,648
Herbalife Ltd.*(a) 19,881 171,374
Honest Co., Inc. (The)*(a) 18,306 93,177
Interparfums, Inc.(a) 3,454 453,545
Lifevantage Corp. 1,536 20,091
Medifast, Inc.*(a) 2,461 34,577
Nature's Sunshine Products,
Inc.* 2,745 40,598
Nu Skin Enterprises, Inc.,
Class A 8,693 69,457
Olaplex Holdings, Inc.*(a) 29,822 41,751
USANA Health Sciences, Inc.* 2,220 67,777
Waldencast plc, Class A*(a) 8,088 19,816
1,273,920
Pharmaceuticals 1 .6%
Aardvark Therapeutics, Inc.* 757 10,235

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 135
Common Stocks
Shares Value ($)
Pharmaceuticals
Aclaris Therapeutics, Inc.* 16,671 23,673
Alto Neuroscience, Inc.* 726 1,597
Alumis, Inc.*(a) 10,528 31,584
Amneal Pharmaceuticals, Inc.* 28,830 233,235
Amphastar Pharmaceuticals,
Inc.* 7,040 161,638
Amylyx Pharmaceuticals, Inc.* 11,983 76,811
ANI Pharmaceuticals, Inc.* 3,363 219,436
Aquestive Therapeutics,
Inc.*(a) 16,143 53,433
Arvinas, Inc.* 12,121 89,211
Atea Pharmaceuticals, Inc.* 15,343 55,235
Avadel Pharmaceuticals plc,
ADR*(a) 17,154 151,813
Axsome Therapeutics, Inc.* 7,634 796,913
BioAge Labs, Inc.*(a) 4,530 18,709
Biote Corp., Class A*(a) 4,349 17,483
Cassava Sciences, Inc.* 483 874
Collegium Pharmaceutical,
Inc.* 5,819 172,068
Corcept Therapeutics, Inc.* 466 34,204
CorMedix, Inc.*(a) 12,138 149,540
Edgewise Therapeutics,
Inc.*(a) 14,075 184,523
Enliven Therapeutics, Inc.*(a) 6,119 122,747
Esperion Therapeutics, Inc.*(a) 34,810 34,267
Eton Pharmaceuticals, Inc.* 4,410 62,842
Evolus, Inc.*(a) 10,476 96,484
EyePoint Pharmaceuticals,
Inc.*(a) 11,604 109,194
Fulcrum Therapeutics, Inc.*(a) 10,573 72,742
Harmony Biosciences
Holdings, Inc.* 8,257 260,921
Harrow, Inc.* 6,037 184,370
Indivior plc*(a) 20,577 303,305
Innoviva, Inc.* 11,798 237,022
Journey Medical Corp.* 2,040 14,647
LENZ Therapeutics, Inc.*(a) 3,366 98,657
Ligand Pharmaceuticals, Inc.* 3,614 410,840
Liquidia Corp.*(a) 11,948 148,872
Maze Therapeutics, Inc.*(a) 1,502 18,430
MBX Biosciences, Inc.*(a) 2,949 33,648
MediWound Ltd.*(a) 1,280 24,794
Mind Medicine MindMed,
Inc.*(a) 14,321 92,943
Nektar Therapeutics* 147 3,798
Neumora Therapeutics, Inc.* 3,309 2,426
Nuvation Bio, Inc.*(a) 46,826 91,311
Ocular Therapeutix, Inc.*(a) 26,599 246,839
Omeros Corp.*(a) 9,888 29,664
Pacira BioSciences, Inc.*(a) 8,506 203,293
Phathom Pharmaceuticals,
Inc.*(a) 7,959 76,327
Phibro Animal Health Corp.,
Class A 3,722 95,060
Pliant Therapeutics, Inc.* 2,216 2,571
Prestige Consumer
Healthcare, Inc.* 9,371 748,274
Rapport Therapeutics, Inc.* 2,920 33,200
scPharmaceuticals, Inc.*(a) 7,284 27,752
Septerna, Inc.*(a) 4,106 43,400
SIGA Technologies, Inc. 7,997 52,140
Common Stocks
Shares Value ($)
Pharmaceuticals
Supernus Pharmaceuticals,
Inc.*(a) 10,192 321,252
Tarsus Pharmaceuticals, Inc.* 7,309 296,088
Telomir Pharmaceuticals, Inc.* 334 417
Terns Pharmaceuticals, Inc.* 12,353 46,077
Theravance Biopharma,
Inc.*(a) 7,326 80,806
Third Harmonic Bio, Inc.* 5,115 27,774
Trevi Therapeutics, Inc.* 14,273 78,073
Tvardi Therapeutics, Inc.* 647 15,095
Ventyx Biosciences, Inc.* 900 1,926
Veru, Inc.* 1,498 872
WaVe Life Sciences Ltd.* 21,141 137,417
Xeris Biopharma Holdings,
Inc.* 28,374 132,507
Zevra Therapeutics, Inc.*(a) 10,312 90,849
7,694,148
Professional Services 2 .0%
Acuren Corp.*(a) 19,209 212,067
Alight, Inc., Class A 81,565 461,658
Asure Software, Inc.* 4,715 46,018
Barrett Business Services, Inc.
(a) 4,742 197,694
BlackSky Technology, Inc.*(a) 5,430 111,749
CBIZ, Inc.*(a) 9,843 705,842
Conduent, Inc.* 29,447 77,740
CRA International, Inc.(a) 1,223 229,154
CSG Systems International,
Inc.(a) 5,479 357,834
ExlService Holdings, Inc.* 1,034 45,279
Exponent, Inc. 9,525 711,613
First Advantage Corp.* 14,878 247,124
FiscalNote Holdings, Inc.*(a) 1,768 948
Forrester Research, Inc.* 2,436 24,116
Franklin Covey Co.*(a) 2,131 48,629
Heidrick & Struggles
International, Inc. 3,934 180,020
HireQuest, Inc. 773 7,738
Huron Consulting Group,
Inc.*(a) 3,219 442,741
IBEX Holdings Ltd.* 2,077 60,441
ICF International, Inc. 3,419 289,623
Innodata, Inc.*(a) 5,738 293,900
Insperity, Inc. 6,782 407,734
Kelly Services, Inc., Class A 6,191 72,497
Kforce, Inc. 3,301 135,770
Korn Ferry 9,819 720,027
Legalzoom.com, Inc.* 20,951 186,673
Maximus, Inc. 10,720 752,544
Mistras Group, Inc.* 3,812 30,534
NV5 Global, Inc.* 10,889 251,427
Planet Labs PBC*(a) 40,210 245,281
RCM Technologies, Inc.* 774 18,243
Resolute Holdings
Management, Inc.* 736 23,456
Resources Connection, Inc. 6,140 32,972
Skillsoft Corp.* 781 12,473
Spire Global, Inc.*(a) 4,678 55,668
TriNet Group, Inc.(a) 5,661 414,046
TrueBlue, Inc.* 5,121 33,184
TTEC Holdings, Inc.* 3,369 16,205

136 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Professional Services
Upwork, Inc.*(a) 23,393 314,402
Verra Mobility Corp., Class A* 30,217 767,210
Willdan Group, Inc.* 2,624 164,026
WNS Holdings Ltd.*(a) 7,659 484,355
9,890,655
Real Estate Management & Development 0 .5%
American Realty Investors,
Inc.*(a) 366 5,168
Anywhere Real Estate, Inc.* 18,604 67,347
Compass, Inc., Class A* 86,237 541,568
Cushman & Wakefield plc* 24,335 269,388
Douglas Elliman, Inc.* 13,933 32,325
eXp World Holdings, Inc.(a) 14,893 135,526
Forestar Group, Inc.* 3,553 71,060
FRP Holdings, Inc.* 2,375 63,864
Kennedy-Wilson Holdings, Inc.
(a) 22,896 155,693
Marcus & Millichap, Inc. 4,623 141,972
Maui Land & Pineapple Co.,
Inc.* 1,270 23,101
Newmark Group, Inc., Class A 26,255 318,998
Offerpad Solutions, Inc.*(a) 439 400
RE/MAX Holdings, Inc., Class
A* 2,967 24,270
Real Brokerage, Inc. (The)* 19,374 87,377
RMR Group, Inc. (The), Class
A(a) 2,941 48,085
Seaport Entertainment Group,
Inc.*(a) 1,267 23,630
St Joe Co. (The) 7,223 344,537
Star Holdings* 483 3,772
Stratus Properties, Inc.* 1,205 22,750
Tejon Ranch Co.*(a) 3,686 62,515
Transcontinental Realty
Investors, Inc.* 446 19,004
2,462,350
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A 25,491 220,497
BRT Apartments Corp. 1,783 27,886
Centerspace 3,100 186,589
Clipper Realty, Inc. 2,440 8,955
Elme Communities 16,580 263,622
Independence Realty Trust,
Inc.(a) 44,040 779,067
NexPoint Residential Trust,
Inc. 4,078 135,879
UMH Properties, Inc.(a) 14,716 247,082
Veris Residential, Inc.(a) 14,675 218,511
2,088,088
Retail REITs 1 .2%
Acadia Realty Trust(a) 25,435 472,328
Alexander's, Inc.(a) 402 90,579
CBL & Associates Properties,
Inc. 3,756 95,365
Curbline Properties Corp.(a) 18,311 418,040
FrontView REIT, Inc.(a) 3,397 40,764
Getty Realty Corp.(a) 9,821 271,452
InvenTrust Properties Corp. 15,074 413,028
Kite Realty Group Trust(a) 42,203 955,898
Common Stocks
Shares Value ($)
Retail REITs
Macerich Co. (The) 48,411 783,290
NETSTREIT Corp.(a) 15,400 260,722
Phillips Edison & Co., Inc. 24,012 841,140
Saul Centers, Inc. 2,234 76,269
SITE Centers Corp.(a) 9,994 113,032
Tanger, Inc.(a) 21,292 651,109
Urban Edge Properties 23,912 446,198
Whitestone REIT 9,110 113,693
6,042,907
Semiconductors & Semiconductor Equipment 2 .8%
ACM Research, Inc., Class A* 9,589 248,355
Aehr Test Systems*(a) 5,864 75,822
Aeluma, Inc.*(a) 1,316 21,543
Alpha & Omega
Semiconductor Ltd.*(a) 4,810 123,425
Ambarella, Inc.* 7,679 507,313
Atomera, Inc.* 5,156 25,986
Axcelis Technologies, Inc.* 6,056 422,043
CEVA, Inc.* 4,341 95,415
Cohu, Inc.* 8,548 164,463
Credo Technology Group
Holding Ltd.* 27,627 2,557,984
Diodes, Inc.*(a) 8,779 464,321
Everspin Technologies, Inc.* 1,008 6,340
FormFactor, Inc.* 14,716 506,378
Ichor Holdings Ltd.* 6,124 120,275
Impinj, Inc.*(a) 4,901 544,354
indie Semiconductor, Inc.,
Class A*(a) 36,221 128,947
Kopin Corp.* 27,807 42,545
Kulicke & Soffa Industries, Inc.
(a) 10,001 346,035
MaxLinear, Inc., Class A*(a) 15,385 218,621
Navitas Semiconductor Corp.,
Class A*(a) 25,035 163,979
NVE Corp.(a) 911 67,059
PDF Solutions, Inc.* 5,876 125,629
Penguin Solutions, Inc.*(a) 10,448 206,975
Photronics, Inc.* 11,579 218,033
Power Integrations, Inc. 10,696 597,906
QuickLogic Corp.*(a) 480 2,957
Rambus, Inc.*(a) 20,421 1,307,352
Rigetti Computing, Inc.*(a) 53,353 632,767
Semtech Corp.*(a) 16,440 742,102
Silicon Laboratories, Inc.* 6,094 898,012
SiTime Corp.* 3,981 848,271
SkyWater Technology, Inc.*(a) 4,697 46,218
Synaptics, Inc.* 7,410 480,316
Ultra Clean Holdings, Inc.* 8,546 192,883
Veeco Instruments, Inc.* 10,715 217,729
Wolfspeed, Inc.*(a) 28,341 11,302
13,379,655
Software 6 .4%
8x8, Inc.* 21,878 42,881
A10 Networks, Inc.(a) 13,779 266,624
ACI Worldwide, Inc.* 20,000 918,200
Adeia, Inc. 20,641 291,864
Agilysys, Inc.*(a) 4,877 559,099
Airship AI Holdings, Inc.*(a) 4,390 25,857
Alarm.com Holdings, Inc.*(a) 8,927 505,000
Alkami Technology, Inc.*(a) 12,863 387,691

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 137
Common Stocks
Shares Value ($)
Software
Amplitude, Inc., Class A* 16,447 203,943
Appian Corp., Class A* 7,475 223,203
Arteris, Inc.* 5,061 48,231
Asana, Inc., Class A* 17,664 238,464
AudioEye, Inc.*(a) 1,190 13,863
AvePoint, Inc.* 25,248 487,539
Bit Digital, Inc.* 34,690 75,971
Bitdeer Technologies Group,
Class A* 15,340 176,103
Blackbaud, Inc.* 7,273 466,999
BlackLine, Inc.*(a) 9,958 563,822
Blend Labs, Inc., Class A* 40,032 132,106
Box, Inc., Class A*(a) 26,570 907,897
Braze, Inc., Class A*(a) 14,407 404,837
C3.ai, Inc., Class A*(a) 22,868 561,867
Cerence, Inc.*(a) 7,719 78,811
Cipher Mining, Inc.*(a) 50,223 240,066
Cleanspark, Inc.*(a) 52,432 578,325
Clear Secure, Inc., Class A(a) 15,801 438,636
Clearwater Analytics Holdings,
Inc., Class A* 46,461 1,018,890
Commvault Systems, Inc.* 8,349 1,455,481
Consensus Cloud Solutions,
Inc.* 3,803 87,697
Core Scientific, Inc.*(a) 52,058 888,630
CoreCard Corp.* 894 25,899
CS Disco, Inc.* 5,673 24,791
Daily Journal Corp.*(a) 254 107,252
Digimarc Corp.* 2,750 36,328
Digital Turbine, Inc.*(a) 19,094 112,655
Domo, Inc., Class B* 6,217 86,851
D-Wave Quantum, Inc.*(a) 54,316 795,186
E2open Parent Holdings, Inc.* 35,476 114,587
eGain Corp.* 3,411 21,319
EverCommerce, Inc.*(a) 2,563 26,912
Expensify, Inc., Class A* 11,177 28,948
Five9, Inc.*(a) 14,295 378,532
Freshworks, Inc., Class A* 38,865 579,477
Hut 8 Corp.*(a) 17,869 332,363
I3 Verticals, Inc., Class A*(a) 4,240 116,515
Intapp, Inc.*(a) 10,507 542,371
InterDigital, Inc.(a) 4,886 1,095,588
Jamf Holding Corp.* 12,833 122,042
Kaltura, Inc.* 14,288 28,719
Life360, Inc.* 3,060 199,665
LiveRamp Holdings, Inc.*(a) 12,191 402,791
MARA Holdings, Inc.*(a) 65,505 1,027,118
Mercurity Fintech Holding,
Inc.* 6,090 23,447
Meridianlink, Inc.*(a) 6,345 102,979
Mitek Systems, Inc.* 8,718 86,308
N-able, Inc.* 13,723 111,156
NCR Voyix Corp.*(a) 27,387 321,250
NextNav, Inc.*(a) 16,580 252,016
Olo, Inc., Class A*(a) 21,865 194,599
ON24, Inc.*(a) 7,189 39,036
OneSpan, Inc. 6,768 112,958
Ooma, Inc.* 4,320 55,728
Pagaya Technologies Ltd.,
Class A*(a) 7,956 169,622
PagerDuty, Inc.*(a) 16,001 244,495
Porch Group, Inc.* 15,301 180,399
Common Stocks
Shares Value ($)
Software
Progress Software Corp. 8,049 513,848
PROS Holdings, Inc.* 8,003 125,327
Q2 Holdings, Inc.* 11,781 1,102,584
Qualys, Inc.*(a) 6,923 989,089
Rapid7, Inc.* 11,995 277,444
Red Violet, Inc.(a) 2,177 107,108
Rekor Systems, Inc.* 681 790
ReposiTrak, Inc.(a) 2,049 40,263
Rezolve AI plc*(a) 17,534 53,917
Rimini Street, Inc.* 9,595 36,173
Riot Platforms, Inc.*(a) 62,468 705,888
Roadzen, Inc.* 2,760 2,705
Sapiens International Corp.
NV 5,755 168,334
SEMrush Holdings, Inc., Class
A* 8,651 78,292
Silvaco Group, Inc.*(a) 1,102 5,201
SoundHound AI, Inc., Class
A*(a) 69,182 742,323
SoundThinking, Inc.* 2,009 26,228
Sprinklr, Inc., Class A* 20,869 176,552
Sprout Social, Inc., Class A* 9,788 204,667
SPS Commerce, Inc.* 7,171 975,901
Synchronoss Technologies,
Inc.* 1,926 13,193
Telos Corp.* 9,461 29,991
Tenable Holdings, Inc.* 22,619 764,070
Terawulf, Inc.*(a) 50,202 219,885
Varonis Systems, Inc., Class
B* 20,825 1,056,869
Verint Systems, Inc.* 11,889 233,857
Vertex, Inc., Class A*(a) 12,261 433,242
Viant Technology, Inc., Class
A* 2,696 35,668
Weave Communications, Inc.* 11,072 92,119
WM Technology, Inc.* 21,355 19,134
Workiva, Inc., Class A* 9,499 650,207
Xperi, Inc.*(a) 9,020 71,348
Yext, Inc.* 18,832 160,072
Zeta Global Holdings Corp.,
Class A*(a) 35,507 550,003
31,050,791
Specialized REITs 0 .5%
Farmland Partners, Inc. 8,509 97,939
Four Corners Property Trust,
Inc.(a) 19,048 512,582
Gladstone Land Corp.(a) 6,656 67,691
Outfront Media, Inc. 27,526 449,224
PotlatchDeltic Corp.(a) 14,807 568,144
Safehold, Inc.(a) 10,777 167,690
Smartstop Self Storage REIT,
Inc. 5,300 192,019
Uniti Group, Inc.* 45,302 195,705
2,250,994
Specialty Retail 2 .3%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 20,448
Abercrombie & Fitch Co.,
Class A* 8,904 737,696
Academy Sports & Outdoors,
Inc. 12,618 565,413

138 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Advance Auto Parts, Inc.(a) 11,306 525,616
American Eagle Outfitters, Inc. 31,046 298,662
America's Car-Mart, Inc.*(a) 1,432 80,249
Arhaus, Inc., Class A* 9,370 81,238
Arko Corp. 15,602 65,996
Asbury Automotive Group,
Inc.*(a) 3,722 887,846
BARK, Inc.* 23,596 20,753
Barnes & Noble Education,
Inc.* 2,741 32,262
Beyond, Inc.* 9,728 66,929
Boot Barn Holdings, Inc.*(a) 5,804 882,208
Buckle, Inc. (The)(a) 5,952 269,923
Build-A-Bear Workshop, Inc.
(a) 2,335 120,393
Caleres, Inc.(a) 6,234 76,179
Camping World Holdings, Inc.,
Class A 11,417 196,258
Citi Trends, Inc.* 922 30,786
Designer Brands, Inc., Class
A(a) 6,941 16,520
EVgo, Inc., Class A*(a) 24,134 88,089
Foot Locker, Inc.*(a) 16,172 396,214
Genesco, Inc.*(a) 1,856 36,545
Group 1 Automotive, Inc. 2,384 1,041,117
GrowGeneration Corp.* 2,025 1,894
Haverty Furniture Cos., Inc. 2,689 54,721
J Jill, Inc.(a) 1,726 25,269
Lands' End, Inc.*(a) 2,516 26,946
Leslie's, Inc.* 2,914 1,224
MarineMax, Inc.*(a) 3,615 90,881
Monro, Inc.(a) 5,366 80,007
National Vision Holdings, Inc.* 14,676 337,695
ODP Corp. (The)*(a) 5,193 94,149
OneWater Marine, Inc., Class
A* 2,008 26,887
Petco Health & Wellness Co.,
Inc., Class A*(a) 15,976 45,212
RealReal, Inc. (The)*(a) 19,077 91,379
Revolve Group, Inc., Class
A*(a) 7,722 154,826
Sally Beauty Holdings, Inc.* 19,252 178,273
Shoe Carnival, Inc.(a) 3,721 69,620
Signet Jewelers Ltd. 7,891 627,729
Sleep Number Corp.*(a) 4,590 31,005
Sonic Automotive, Inc., Class
A(a) 2,779 222,125
Stitch Fix, Inc., Class A* 20,638 76,361
ThredUp, Inc., Class A* 17,287 129,480
Tile Shop Holdings, Inc.* 5,012 31,876
Tilly's, Inc., Class A* 385 531
Torrid Holdings, Inc.*(a) 3,871 11,419
Upbound Group, Inc.(a) 10,025 251,627
Urban Outfitters, Inc.* 11,958 867,433
Victoria's Secret & Co.*(a) 12,969 240,186
Warby Parker, Inc., Class A* 18,599 407,876
Winmark Corp.(a) 554 209,196
Zumiez, Inc.*(a) 2,946 39,064
10,962,231
Technology Hardware, Storage & Peripherals 0 .6%
CompoSecure, Inc., Class A* 8,402 118,384
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Corsair Gaming, Inc.* 9,376 88,416
CPI Card Group, Inc.* 1,316 31,216
Diebold Nixdorf, Inc.*(a) 4,976 275,670
Eastman Kodak Co.*(a) 11,858 66,998
Immersion Corp.(a) 5,735 45,192
IonQ, Inc.*(a) 44,740 1,922,478
Quantum Computing, Inc.*(a) 16,308 312,624
Turtle Beach Corp.*(a) 3,128 43,260
Xerox Holdings Corp.(a) 22,629 119,255
3,023,493
Textiles, Apparel & Luxury Goods 0 .6%
Capri Holdings Ltd.*(a) 21,965 388,780
Carter's, Inc. 6,770 203,980
Ermenegildo Zegna NV(a) 11,610 99,266
Figs, Inc., Class A*(a) 16,774 94,605
G-III Apparel Group Ltd.*(a) 7,207 161,437
Hanesbrands, Inc.* 66,256 303,452
Kontoor Brands, Inc.(a) 10,426 687,803
Lakeland Industries, Inc. 1,578 21,477
Movado Group, Inc.(a) 3,261 49,730
Oxford Industries, Inc.(a) 2,773 111,613
Rocky Brands, Inc. 1,180 26,184
Steven Madden Ltd.(a) 13,408 321,524
Superior Group of Cos., Inc.(a) 2,204 22,701
Vera Bradley, Inc.*(a) 255 564
Wolverine World Wide, Inc.(a) 15,132 273,587
2,766,703
Tobacco 0 .1%
Ispire Technology, Inc.*(a) 3,811 9,756
Turning Point Brands, Inc. 3,184 241,252
Universal Corp.(a) 4,578 266,623
517,631
Trading Companies & Distributors 1 .4%
Alta Equipment Group, Inc.(a) 4,453 28,143
BlueLinx Holdings, Inc.* 1,571 116,851
Boise Cascade Co. 7,245 629,011
Custom Truck One Source,
Inc.*(a) 10,198 50,378
Distribution Solutions Group,
Inc.* 1,916 52,632
DNOW, Inc.* 20,300 301,049
DXP Enterprises, Inc.* 2,451 214,830
EVI Industries, Inc. 1,027 22,419
FTAI Aviation Ltd. 2,069 238,018
GATX Corp. 6,738 1,034,687
Global Industrial Co. 2,638 71,252
GMS, Inc.* 7,315 795,506
Herc Holdings, Inc.(a) 6,169 812,396
Hudson Technologies, Inc.* 7,451 60,502
Karat Packaging, Inc. 1,247 35,116
McGrath RentCorp 4,529 525,183
MRC Global, Inc.* 16,405 224,913
NPK International, Inc.* 15,329 130,450
Rush Enterprises, Inc., Class
A(a) 11,822 608,951
Rush Enterprises, Inc., Class
B 1,688 88,586
Titan Machinery, Inc.*(a) 3,957 78,388
Transcat, Inc.*(a) 1,685 144,843
Willis Lease Finance Corp.(a) 674 96,234

NVIT Small Cap Index Fund - June 30, 2025 (Unaudited) - Statement of Investments - 139
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Xometry, Inc., Class A*(a) 8,101 273,733
6,634,071
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 3,820 37,321
Water Utilities 0 .4%
American States Water Co. 7,210 552,719
Cadiz, Inc.*(a) 8,789 26,279
California Water Service
Group 11,210 509,831
Consolidated Water Co. Ltd.(a) 2,820 84,656
Global Water Resources, Inc. 1,601 16,314
H2O America 6,036 313,691
Middlesex Water Co. 3,252 176,193
Pure Cycle Corp.* 3,202 34,326
York Water Co. (The) 2,459 77,704
1,791,713
Wireless Telecommunication Services 0 .2%
Gogo, Inc.*(a) 13,180 193,482
Spok Holdings, Inc. 3,447 60,943
Telephone & Data Systems,
Inc. 18,425 655,562
909,987
Total Common Stocks
(cost $372,722,814) 479,970,754
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax, Inc., CVR*^∞ 4,394 0
Inhibrx, Inc., CVR*^∞ 5,486 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Total Rights
(cost $6,479) 0
Warrants 0 .0%
†
Number of
Warrants
Health Care Equipment & Supplies 0 .0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*^∞(a) 243 497
Total Warrants
(cost $0) 497
Repurchase Agreements 10 .7%
Principal
Amount ($) Value ($)
Bank of America NA,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $13,001,582,
collateralized by U.S.
Government Treasury
Securities, 4.88%,
maturing 11/30/2025;
total market value
$13,260,007.(b)(c) 13,000,000 13,000,000
BNP Paribas Securities
Corp.,
4.37%, dated 6/30/2025,
due 7/1/2025, repurchase
price $10,001,214,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
BofA Securities, Inc.,
4.38%, dated 6/30/2025,
due 7/1/2025, repurchase
price $12,001,460,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 5.56%, maturing
10/20/2034 - 2/20/2070;
total market value
$12,240,000.(b)(c) 12,000,000 12,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $4,977,189,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$5,076,113.(b)(c) 4,976,581 4,976,581
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $9,001,100,
collateralized by U.S.
Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073;
total market value
$9,180,000.(b)(c) 9,000,000 9,000,000

140 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.40%, dated 6/30/2025,
due 7/1/2025, repurchase
price $3,000,367,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 7/7/2025
- 12/20/2073; total market
value $3,060,009.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $51,976,581) 51,976,581
Total Investments
(cost $424,763,093) — 109.9% 531,972,012
Liabilities in excess of other assets — (9.9)% (47,828,352)
NET ASSETS — 100.0%
$ 484,143,660
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June
30, 2025 was $142,482,571, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $51,976,581 and by $93,718,109 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 2/15/2055, a total value of $145,694,690.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $51,976,581.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 44 9/2025 USD 4,821,740 85,096
Net contracts 85,096
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

142 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Assets:
Investment securities of affiliated issuers, at value $ 39,681
Investment securities of unaffiliated issuers, at value
*
2,246,539,079
Repurchase agreements, at value 83,249,415
Cash 74,559,331
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 17,432,005
Security lending income receivable 21,072
Receivable for investments sold 25,401,746
Receivable for capital shares issued 631,224
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 9,474
Total Assets 2,447,883,027
Liabilities:
Payable for investments purchased 91,209,602
Payable for capital shares redeemed 674,802
Payable for variation margin on futures contracts —
Cash collateral pledged at broker for TBAs 370,000
Payable upon return of securities loaned (Note 2) 83,249,415
Accrued expenses and other payables:
Investment advisory fees 336,951
Fund administration fees 95,652
Distribution fees —
Administrative servicing fees 26,727
Accounting and transfer agent fees 37,783
Trustee fees 53
Custodian fees 16,133
Compliance program costs (Note 3) 2,433
Professional fees 42,502
Printing fees 12,504
Other 11,474
Total Liabilities 176,086,031
Commitments and contingencies (Note 3) —
Net Assets $ 2,271,796,996
* Includes value of securities on loan (Note 2) 300,505,274
Cost of investment securities of affiliated issuers 26,085
Cost of investment securities of unaffiliated issuers 2,403,403,633
Cost of repurchase agreements 83,249,415
Cost of foreign currencies —
Represented by:
Capital $ 2,461,954,491
Total distributable earnings (loss) (190,157,495)
Net Assets $ 2,271,796,996

Index Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 143
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT NASDAQ-100
Index Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ — $ — $ — $ — $ —
882,142,184 1,212,569,667 18,100,047 4,563,560,641 479,995,431
26,042,377 52,593,383 — 81,213,677 51,976,581
3,228,102 8,774,493 770,376 46,792,624 2,118,512
933,340 789,913 4,099 4,079,316 361,763
7,244,990 — — — —
1,123,252 1,210,543 3,623 2,433,553 472,050
7,112 22,496 — 15,014 43,306
12,157 — — — 1,738,486
5,423,532 661,032 65,103 3,846,832 997,754
10,405,934 — — — 298
— — 94 144,227 —
— — 7,036 — —
3,106 5,239 26,466 19,209 2,180
936,566,086 1,276,626,766 18,976,844 4,702,105,093 537,706,361
5,988,575 — 728,429 — 812,005
429,531 581,563 1,324,014 2,269,597 482,752
75,304 50,068 — — 10,048
— — — — —
26,042,377 52,593,383 — 81,213,677 51,976,581
178,474 201,309 1,846 397,930 73,666
60,811 60,851 4,270 154,501 35,983
60,449 9,365 2,639 562,490 66,300
59,332 109,523 177 223,407 16,313
1,622 1,729 177 11,877 2,436
— 16 28 26 44
37,111 31,688 23 25,590 4,334
1,036 1,243 12 4,429 477
41,214 28,324 8,405 46,307 22,029
12,782 24,171 — 21,771 16,577
99,291 6,071 8 22,834 43,156
33,087,909 53,699,304 2,070,028 84,954,436 53,562,701
— — — — —
$ 903,478,177 $ 1,222,927,462 $ 16,906,816 $ 4,617,150,657 $ 484,143,660
36,364,030 221,559,107 — 249,739,381 142,482,571
— — — — —
414,201,533 794,937,128 16,709,259 1,312,999,219 372,786,512
26,042,377 52,593,383 — 81,213,677 51,976,581
7,155,352 — — — —
$ 389,616,519 $ 700,532,466 $ 15,550,923 $ 1,366,577,765 $ 359,719,629
513,861,658 522,394,996 1,355,893 3,250,572,892 124,424,031
$ 903,478,177 $ 1,222,927,462 $ 16,906,816 $ 4,617,150,657 $ 484,143,660

144 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Net Assets:
Class I Shares $ 240,891,396
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 2,030,905,600
Total $ 2,271,796,996
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 25,725,954
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 216,391,202
Total 242,117,156
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .36
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 9 .39

Index Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 145
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT NASDAQ-100
Index Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 275,689,028 $ 916,097,138 $ 651,406 $ 919,186,138 $ —
28,413,771 46,448,925 16,255,410 2,821,989,528 330,716,757
— — — 275,832,865 —
194,808,102 — — — —
404,567,276 260,381,399 — 600,142,126 153,426,903
$ 903,478,177 $ 1,222,927,462 $ 16,906,816 $ 4,617,150,657 $ 484,143,660
21,811,519 45,493,480 56,236 76,394,035 —
2,254,608 2,364,362 1,403,192 241,164,052 39,247,683
— — — 22,742,531 —
15,578,148 — — — —
31,907,152 12,872,324 — 49,473,635 17,807,007
71,551,427 60,730,166 1,459,428 389,774,253 57,054,690
$ 12 .64 $ 20 .14 $ 11 .58 $ 12 .03 $ —
$ 12 .60 $ 19 .65 $ 11 .58 $ 11 .70 $ 8 .43
$ — $ — $ — $ 12 .13 $ —
$ 12 .51 $ — $ — $ — $ —
$ 12 .68 $ 20 .23 $ — $ 12 .13 $ 8 .62

146 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
INVESTMENT INCOME:
Interest income $ 43,172,429
Income from securities lending (net of fees) (Note 2) 146,430
Interest income from affiliated issuers 1,344
Foreign tax withholding –
Dividend income —
European Union tax reclaims (Note 2) —
Total Income 43,320,203
EXPENSES:
Investment advisory fees 2,045,271
Fund administration fees 310,818
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 178,542
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 75,644
Printing fees 13,698
Trustee fees 41,155
Custodian fees 35,930
Accounting and transfer agent fees 137,702
Compliance program costs (Note 3) 4,972
European Union tax reclaims filing fees (Note 2) —
Index licensing fee —
Other 13,431
Total expenses before fees waived and expenses reimbursed 2,857,163
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,857,163
NET INVESTMENT INCOME 40,463,040
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (12,694,130)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) (12,694,130)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (1,559)
Investment securities of unaffiliated issuers 59,232,008
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 59,230,449
Net realized/unrealized gains (losses) 46,536,319
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 86,999,359
(a) For the period from April 28, 2025 (commencement of operations) through June 30, 2025.

Index Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 147
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT NASDAQ-100
Index Fund(a)
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 51,791 $ 196,939 $ 4,893 $ 945,101 $ 97,585
80,891 141,407 — 92,395 229,243
— — — — —
(1,682,244) (6,594) (43) (7,149) (6,761)
18,272,178 9,445,468 15,306 28,333,249 3,378,664
223,111 — — — —
16,945,727 9,777,220 20,156 29,363,596 3,698,731
1,082,334 1,199,064 2,930 2,298,297 430,150
147,718 176,360 4,413 558,289 82,942
33,228 57,105 4,238 3,256,377 389,576
351,471 — — — —
174,733 665,900 8 628,564 —
17,278 33,883 170 1,953,836 233,747
— — — 129,807 —
131,802 — — — —
46,107 38,803 9,918 101,641 25,490
10,062 11,854 22 32,608 1,815
16,500 21,865 96 78,598 8,486
43,103 41,313 23 63,310 9,476
7,385 3,882 180 11,368 1,395
1,963 2,585 11 9,204 990
40,049 — — — —
83,861 — — 212,138 —
13,406 7,432 7 32,524 1,538
2,201,000 2,260,046 22,016 9,366,561 1,185,605
(43,935) — — — —
— — — (293,328) —
— — — (911,784) (109,081)
— — (13,667) — —
2,157,065 2,260,046 8,349 8,161,449 1,076,524
14,788,662 7,517,174 11,807 21,202,147 2,622,207
117,411,154 20,037,460 (47,357) (4,629,769) 11,215,332
940,247 (1,488,625) 561 57,560 (479,756)
512,997 — — — —
118,864,398 18,548,835 (46,796) (4,572,209) 10,735,576
— — — — —
36,500,778 (27,808,901) 1,390,788 241,984,205 (21,206,692)
129,258 747,317 94 2,845,965 228,939
1,420,559 — — — —
38,050,595 (27,061,584) 1,390,882 244,830,170 (20,977,753)
156,914,993 (8,512,749) 1,344,086 240,257,961 (10,242,177)
$ 171,703,655 $ (995,575) $ 1,355,893 $ 261,460,108 $ (7,619,970)

The accompanying notes are an integral part of these financial statements.
148 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 40,463,040 $ 74,695,738
Net realized gains (losses) (12,694,130) (13,355,897)
Net change in unrealized appreciation/depreciation 59,230,449 (40,217,614)
Change in net assets resulting from operations 86,999,359 21,122,227
Distributions to Shareholders From:
Distributable earnings:
Class I — (6,814,234)
Class II — —
Class VIII — —
Class Y — (60,606,480)
Change in net assets from shareholder distributions — (67,420,714)
Change in net assets from capital transactions (49,416,779) 76,563,235
Change in net assets 37,582,580 30,264,748
Net Assets:
Beginning of period 2,234,214,416 2,203,949,668
End of period $ 2,271,796,996 $ 2,234,214,416
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 18,639,492 $ 37,015,621
Dividends reinvested — 6,814,234
Cost of shares redeemed (24,416,390) (128,241,876)
Total Class I Shares (5,776,898) (84,412,021)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 124,798,035 245,338,652
Dividends reinvested — 60,606,480
Cost of shares redeemed (168,437,916) (144,969,876)
Total Class Y Shares (43,639,881) 160,975,256
Change in net assets from capital transactions $ (49,416,779) $ 76,563,235

Index Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 149
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 14,788,662 $ 35,588,718 $ 7,517,174 $ 14,114,200
118,864,398 131,235,218 18,548,835 83,908,126
38,050,595 (113,734,711) (27,061,584) 54,197,368
171,703,655 53,089,225 (995,575) 152,219,694
— (6,965,286) — (52,570,028)
— (843,871) — (2,737,548)
— (5,249,647) — —
— (26,835,108) — (14,801,670)
— (39,893,912) — (70,109,246)
(259,073,955) (441,179,448) 2,271,198 (5,765,049)
(87,370,300) (427,984,135) 1,275,623 76,345,399
990,848,477 1,418,832,612 1,221,651,839 1,145,306,440
$ 903,478,177 $ 990,848,477 $ 1,222,927,462 $ 1,221,651,839
$ 58,340,066 $ 67,525,567 $ 52,349,710 $ 135,005,114
— 6,965,286 — 52,570,028
(22,948,982) (63,869,929) (65,568,367) (168,904,747)
35,391,084 10,620,924 (13,218,657) 18,670,395
1,009,480 3,892,188 1,310,012 4,074,407
— 843,871 — 2,737,548
(2,225,811) (4,949,825) (4,100,805) (7,299,159)
(1,216,331) (213,766) (2,790,793) (487,204)
21,352,007 11,601,628 — —
— 5,249,647 — —
(15,175,120) (14,735,455) — —
6,176,887 2,115,820 — —
26,979,883 103,964,522 35,116,032 30,698,405
— 26,835,108 — 14,801,670
(326,405,478) (584,502,056) (16,835,384) (69,448,315)
(299,425,595) (453,702,426) 18,280,648 (23,948,240)
$ (259,073,955) $ (441,179,448) $ 2,271,198 $ (5,765,049)

The accompanying notes are an integral part of these financial statements.
150 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 2,037,203 3,989,770
Reinvested — 738,183
Redeemed (2,660,112) (14,039,833)
Total Class I Shares (622,909) (9,311,880)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 13,643,332 26,180,617
Reinvested — 6,561,951
Redeemed (18,319,140) (15,617,123)
Total Class Y Shares (4,675,808) 17,125,445
Total change in shares (5,298,717) 7,813,565

Index Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 151
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
5,076,708 6,080,608 2,682,581 6,668,728
— 629,061 — 2,706,263
(2,029,063) (5,752,520) (3,376,662) (8,388,121)
3,047,645 957,149 (694,081) 986,870
86,818 345,854 67,863 203,930
— 76,348 — 144,884
(188,746) (445,384) (211,794) (372,696)
(101,928) (23,182) (143,931) (23,882)
1,902,470 1,050,973 — —
— 478,002 — —
(1,341,553) (1,342,092) — —
560,917 186,883 — —
2,300,182 9,454,969 1,784,198 1,517,433
— 2,410,618 — 757,816
(28,457,134) (52,943,608) (869,075) (3,403,342)
(26,156,952) (41,078,021) 915,123 (1,128,093)
(22,650,318) (39,957,171) 77,111 (165,105)

The accompanying notes are an integral part of these financial statements.
152 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Index Funds
NVIT NASDAQ-100 Index
Fund
Period Ended
June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income $ 11,807
Net realized gains (losses) (46,796)
Net change in unrealized appreciation/depreciation 1,390,882
Change in net assets resulting from operations 1,355,893
Distributions to Shareholders From:
Distributable earnings:
Class I —
Class II —
Class IV —
Class Y —
Change in net assets from shareholder distributions —
Change in net assets from capital transactions 15,550,923
Change in net assets 16,906,816
Net Assets:
Beginning of period —
End of period $ 16,906,816
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 609,014
Dividends reinvested —
Cost of shares redeemed (2,251)
Total Class I Shares 606,763
Class II Shares
Proceeds from shares issued 19,563,768
Dividends reinvested —
Cost of shares redeemed (4,619,608)
Total Class II Shares 14,944,160
Class IV Shares
Proceeds from shares issued —
Dividends reinvested —
Cost of shares redeemed —
Total Class IV Shares —
Class Y Shares
Proceeds from shares issued —
Dividends reinvested —
Cost of shares redeemed —
Total Class Y Shares —
Change in net assets from capital transactions $ 15,550,923

Index Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 153
NVIT S&P 500 Index Fund NVIT Small Cap Index Fund
Six Months Ended
June 30, 2025 (Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025 (Unaudited)
Year Ended
December 31, 2024
$ 21,202,147 $ 39,015,194 $ 2,622,207 $ 4,934,032
(4,572,209) 9,788,745 10,735,576 14,270,222
244,830,170 760,216,899 (20,977,753) 25,129,095
261,460,108 809,020,838 (7,619,970) 44,333,349
— (8,309,218) — —
— (21,212,785) — (6,204,556)
— (2,643,716) — —
— (5,139,917) — (3,150,518)
— (37,305,636) — (9,355,074)
95,937,469 216,621,701 16,550,928 45,540,290
357,397,577 988,336,903 8,930,958 80,518,565
4,259,753,080 3,271,416,177 475,212,702 394,694,137
$ 4,617,150,657 $ 4,259,753,080 $ 484,143,660 $ 475,212,702
$ 89,163,697 $ 117,482,699 $ — $ —
— 8,309,218 — —
(58,240,122) (77,583,068) — —
30,923,575 48,208,849 — —
93,163,666 194,262,976 27,388,499 60,884,563
— 21,212,785 — 6,204,556
(76,915,457) (162,996,223) (16,105,717) (45,560,939)
16,248,209 52,479,538 11,282,782 21,528,180
1,702,386 3,326,477 — —
— 2,643,716 — —
(10,894,800) (22,411,372) — —
(9,192,414) (16,441,179) — —
144,250,242 281,466,722 20,732,664 43,485,661
— 5,139,917 — 3,150,518
(86,292,143) (154,232,146) (15,464,518) (22,624,069)
57,958,099 132,374,493 5,268,146 24,012,110
$ 95,937,469 $ 216,621,701 $ 16,550,928 $ 45,540,290

The accompanying notes are an integral part of these financial statements.
154 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - Index Funds
NVIT NASDAQ-100 Index
Fund
Period Ended
June 30, 2025(a) (Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued 56,442
Reinvested —
Redeemed (206)
Total Class I Shares 56,236
Class II Shares
Issued 1,813,652
Reinvested —
Redeemed (410,460)
Total Class II Shares 1,403,192
Class IV Shares
Issued —
Reinvested —
Redeemed —
Total Class IV Shares —
Class Y Shares
Issued —
Reinvested —
Redeemed —
Total Class Y Shares —
Total change in shares 1,459,428
(a) For the period from April 28, 2025 (commencement of operations) through June 30, 2025.

Index Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 155
NVIT S&P 500 Index Fund NVIT Small Cap Index Fund
Six Months Ended
June 30, 2025 (Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025 (Unaudited)
Year Ended
December 31, 2024
7,941,884 11,173,231 — —
— 721,367 — —
(5,224,616) (7,379,812) — —
2,717,268 4,514,786 — —
8,596,616 18,460,069 3,441,679 7,350,102
— 1,898,717 — 730,685
(7,011,801) (16,113,686) (1,967,366) (5,561,809)
1,584,815 4,245,100 1,474,313 2,518,978
148,278 317,028 — —
— 227,866 — —
(958,496) (2,130,054) — —
(810,218) (1,585,160) — —
12,816,882 26,261,359 2,516,862 5,038,260
— 442,165 — 358,488
(7,854,789) (14,375,809) (1,813,518) (2,668,646)
4,962,093 12,327,715 703,344 2,728,102
8,453,958 19,502,441 2,177,657 5,247,080

156 - Financial Highlights - June 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2025 (Unaudited) $ 9.02 $ 0.16 $ 0.18 $ 0.34 $ — $ — $ — $ 9.36 3.77% $ 240,891 0.39% 3.45% 0.39% 37.04%
12/31/2024 9.18 0.30 (0.20) 0.10 (0.26) — (0.26) 9.02 1.08% 237,603 0.39% 3.24% 0.39% 66.71%
12/31/2023 8.97 0.26 0.20 0.46 (0.25) — (0.25) 9.18 5.19% 327,540 0.39% 2.85% 0.39% 74.37%
12/31/2022 10.69 0.21 (1.64) (1.43) (0.22) (0.07) (0.29) 8.97 (13.39)% 383,195 0.39% 2.16% 0.39% 92.31%
12/31/2021 11.18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) 10.69 (2.08)% 334,255 0.38% 1.71% 0.38% 99.47%
12/31/2020 10.66 0.22 0.55 0.77 (0.25) — (0.25) 11.18 7.20% 476,003 0.38% 1.98% 0.38% 114.32%
Class Y Shares
6/30/2025 (Unaudited) 9.03 0.16 0.20 0.36 — — — 9.39 3.99% 2,030,906 0.24% 3.60% 0.24% 37.04%
12/31/2024 9.20 0.31 (0.20) 0.11 (0.28) — (0.28) 9.03 1.14% 1,996,611 0.24% 3.40% 0.24% 66.71%
12/31/2023 8.99 0.27 0.21 0.48 (0.27) — (0.27) 9.20 5.38% 1,876,409 0.24% 3.02% 0.24% 74.37%
12/31/2022 10.71 0.22 (1.63) (1.41) (0.24) (0.07) (0.31) 8.99 (13.23)% 1,552,151 0.24% 2.29% 0.24% 92.31%
12/31/2021 11.20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) 10.71 (1.93)% 1,954,209 0.23% 1.86% 0.23% 99.47%
12/31/2020 10.68 0.24 0.54 0.78 (0.26) — (0.26) 11.20 7.33% 2,046,055 0.23% 2.14% 0.23% 114.32%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2025 (Unaudited) - Financial Highlights - 157
The accompanying notes are an integral part of these financial statements.
NVIT International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 10.52 $ 0.21 $ 1.91 $ 2.12 $ — $ — $ — $ 12.64 20.15% $ 275,689 0.49% 3.66% 0.49% 8.63%
12/31/2024 10.57 0.28 0.07 0.35 (0.40) — (0.40) 10.52 3.11% 197,356 0.46% 2.50% 0.46% 5.29%
12/31/2023 9.22 0.26 1.35 1.61 (0.26) — (0.26) 10.57 17.58% 188,177 0.47% 2.62% 0.47% 5.46%
12/31/2022 11.20 0.27 (1.88) (1.61) (0.37) — (0.37) 9.22 (14.29)% 161,701 0.46% 2.80% 0.46% 7.05%
12/31/2021 10.41 0.27 0.85 1.12 (0.33) — (0.33) 11.20 10.84% 175,008 0.44% 2.45% 0.44% 3.87%
12/31/2020 10.21 0.19 0.53 0.72 (0.24) (0.28) (0.52) 10.41 7.53% 154,058 0.45% 2.02% 0.45% 8.39%
Class II Shares
6/30/2025 (Unaudited) 10.50 0.19 1.91 2.10 — — — 12.60 20.00% 28,414 0.72% 3.32% 0.72% 8.63%
12/31/2024 10.55 0.25 0.07 0.32 (0.37) — (0.37) 10.50 2.89% 24,742 0.69% 2.23% 0.69% 5.29%
12/31/2023 9.20 0.24 1.34 1.58 (0.23) — (0.23) 10.55 17.31% 25,107 0.70% 2.42% 0.70% 5.46%
12/31/2022 11.18 0.25 (1.88) (1.63) (0.35) — (0.35) 9.20 (14.51)% 24,478 0.70% 2.59% 0.70% 7.05%
12/31/2021 10.40 0.25 0.84 1.09 (0.31) — (0.31) 11.18 10.53% 24,720 0.66% 2.20% 0.66% 3.87%
12/31/2020 10.20 0.17 0.53 0.70 (0.22) (0.28) (0.50) 10.40 7.34% 21,270 0.68% 1.81% 0.68% 8.39%
Class VIII Shares
6/30/2025 (Unaudited) 10.42 0.18 1.91 2.09 — — — 12.51 20.06% 194,808 0.84% 3.21% 0.89% 8.63%
12/31/2024 10.48 0.23 0.07 0.30 (0.36) — (0.36) 10.42 2.68% 156,544 0.81% 2.12% 0.86% 5.29%
12/31/2023 9.14 0.23 1.33 1.56 (0.22) — (0.22) 10.48 17.22% 155,390 0.82% 2.26% 0.87% 5.46%
12/31/2022 11.11 0.23 (1.86) (1.63) (0.34) — (0.34) 9.14 (14.60)% 140,371 0.81% 2.44% 0.86% 7.05%
12/31/2021 10.34 0.23 0.84 1.07 (0.30) — (0.30) 11.11 10.35% 155,008 0.81% 2.06% 0.84% 3.87%
12/31/2020 10.15 0.15 0.52 0.67 (0.20) (0.28) (0.48) 10.34 7.13% 119,566 0.85% 1.61% 0.85% 8.39%
Class Y Shares
6/30/2025 (Unaudited) 10.54 0.18 1.96 2.14 — — — 12.68 20.30% 404,567 0.34% 3.24% 0.34% 8.63%
12/31/2024 10.59 0.30 0.06 0.36 (0.41) — (0.41) 10.54 3.25% 612,206 0.31% 2.69% 0.31% 5.29%
12/31/2023 9.24 0.28 1.34 1.62 (0.27) — (0.27) 10.59 17.71% 1,050,158 0.32% 2.81% 0.32% 5.46%
12/31/2022 11.22 0.29 (1.88) (1.59) (0.39) — (0.39) 9.24 (14.14)% 1,032,939 0.31% 3.01% 0.31% 7.05%
12/31/2021 10.43 0.29 0.85 1.14 (0.35) — (0.35) 11.22 10.98% 1,726,074 0.29% 2.60% 0.29% 3.87%
12/31/2020 10.23 0.20 0.53 0.73 (0.25) (0.28) (0.53) 10.43 7.66% 1,690,984 0.30% 2.19% 0.30% 8.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

158 - Financial Highlights - June 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mid Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 20.15 $ 0.12 $ (0.13) $ (0.01) $ — $ — $ — $ 20.14 (0.05)% $ 916,097 0.41% 1.26% 0.41% 6.34%
12/31/2024 18.84 0.23 2.26 2.49 (0.21) (0.97) (1.18) 20.15 13.49% 930,494 0.40% 1.15% 0.40% 18.09%
12/31/2023 17.35 0.24 2.45 2.69 (0.22) (0.98) (1.20) 18.84 16.06% 851,356 0.40% 1.33% 0.40% 19.66%
12/31/2022 27.67 0.27 (4.01) (3.74) (0.22) (6.36) (6.58) 17.35 (13.40)% 782,153 0.41% 1.24% 0.41% 15.01%
12/31/2021 22.93 0.23 5.30 5.53 (0.32) (0.47) (0.79) 27.67 24.26% 918,561 0.40% 0.85% 0.40% 21.16%
12/31/2020 21.58 0.23 2.37 2.60 (0.23) (1.02) (1.25) 22.93 13.11% 711,465 0.41% 1.17% 0.41% 18.06%
Class II Shares
6/30/2025 (Unaudited) 19.68 0.10 (0.13) (0.03) — — — 19.65 (0.15)% 46,449 0.66% 1.01% 0.66% 6.34%
12/31/2024 18.43 0.18 2.21 2.39 (0.17) (0.97) (1.14) 19.68 13.25% 49,360 0.62% 0.93% 0.62% 18.09%
12/31/2023 17.00 0.20 2.40 2.60 (0.19) (0.98) (1.17) 18.43 15.82% 46,661 0.60% 1.13% 0.60% 19.66%
12/31/2022 27.27 0.22 (3.95) (3.73) (0.18) (6.36) (6.54) 17.00 (13.55)% 42,899 0.61% 1.03% 0.61% 15.01%
12/31/2021 22.64 0.18 5.22 5.40 (0.30) (0.47) (0.77) 27.27 24.00% 53,636 0.60% 0.68% 0.60% 21.16%
12/31/2020 21.34 0.19 2.32 2.51 (0.19) (1.02) (1.21) 22.64 12.84% 24,516 0.61% 0.97% 0.61% 18.06%
Class Y Shares
6/30/2025 (Unaudited) 20.22 0.14 (0.13) 0.01 — — — 20.23 0.05% 260,381 0.26% 1.42% 0.26% 6.34%
12/31/2024 18.90 0.26 2.27 2.53 (0.24) (0.97) (1.21) 20.22 13.65% 241,798 0.25% 1.29% 0.25% 18.09%
12/31/2023 17.40 0.27 2.46 2.73 (0.25) (0.98) (1.23) 18.90 16.23% 247,290 0.25% 1.47% 0.25% 19.66%
12/31/2022 27.72 0.31 (4.02) (3.71) (0.25) (6.36) (6.61) 17.40 (13.27)% 241,715 0.26% 1.37% 0.26% 15.01%
12/31/2021 22.97 0.26 5.32 5.58 (0.36) (0.47) (0.83) 27.72 24.43% 338,153 0.25% 0.97% 0.25% 21.16%
12/31/2020 21.61 0.26 2.38 2.64 (0.26) (1.02) (1.28) 22.97 13.28% 749,330 0.26% 1.32% 0.26% 18.06%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2025 (Unaudited) - Financial Highlights - 159
The accompanying notes are an integral part of these financial statements.
NVIT NASDAQ-100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025(g)
(Unaudited) $ 10.00 $ 0.02 $ 1.56 $ 1.58 $ — $ — $ — $ 11.58 15.80% $ 651 0.23% 0.85% 0.95% 33.33%
Class II Shares
6/30/2025(g)
(Unaudited) 10.00 0.01 1.57 1.58 — — — 11.58 15.80% 16,255 0.48% 0.66% 1.25% 33.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from April 28, 2025 (commencement of operations) through June 30, 2025. Total return is calculated based on inception date of April 25, 2025 through
June 30, 2025.

160 - Financial Highlights - June 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 11.34 $ 0.06 $ 0.63 $ 0.69 $ — $ — $ — $ 12.03 6.08% $ 919,186 0.24% 1.15% 0.31% 0.95%
12/31/2024 9.18 0.12 2.16 2.28 (0.11) (0.01) (0.12) 11.34 24.76% 835,668 0.24% 1.18% 0.31% 1.53%
12/31/2023 7.39 0.12 1.79 1.91 (0.11) (0.01) (0.12) 9.18 25.96% 635,172 0.24% 1.42% 0.31% 2.73%
12/31/2022 27.94 0.20 (5.01) (4.81) (0.10) (15.64) (15.74) 7.39 (18.31)% 496,105 0.26% 1.34% 0.33% 2.01%
12/31/2021 22.36 0.29 6.03 6.32 (0.55) (0.19) (0.74) 27.94 28.37% 593,935 0.24% 1.13% 0.31% 10.30%
12/31/2020 19.63 0.36 3.16 3.52 (0.38) (0.41) (0.79) 22.36 18.19% 413,064 0.25% 1.83% 0.32% 3.97%
Class II Shares
6/30/2025 (Unaudited) 11.04 0.05 0.61 0.66 — — — 11.70 5.98% 2,821,990 0.49% 0.90% 0.56% 0.95%
12/31/2024 8.95 0.09 2.09 2.18 (0.08) (0.01) (0.09) 11.04 24.34% 2,645,993 0.49% 0.93% 0.56% 1.53%
12/31/2023 7.20 0.09 1.76 1.85 (0.09) (0.01) (0.10) 8.95 25.80% 2,105,725 0.49% 1.17% 0.56% 2.73%
12/31/2022 27.74 0.16 (4.98) (4.82) (0.08) (15.64) (15.72) 7.20 (18.56)% 1,694,017 0.51% 1.09% 0.58% 2.01%
12/31/2021 22.21 0.22 6.00 6.22 (0.50) (0.19) (0.69) 27.74 28.09% 1,971,833 0.49% 0.88% 0.56% 10.30%
12/31/2020 19.52 0.31 3.12 3.43 (0.33) (0.41) (0.74) 22.21 17.85% 1,187,286 0.50% 1.58% 0.57% 3.97%
Class IV Shares
6/30/2025 (Unaudited) 11.43 0.06 0.64 0.70 — — — 12.13 6.12% 275,833 0.26% 1.13% 0.26% 0.95%
12/31/2024 9.26 0.12 2.16 2.28 (0.10) (0.01) (0.11) 11.43 24.63% 269,307 0.26% 1.16% 0.26% 1.53%
12/31/2023 7.45 0.12 1.81 1.93 (0.11) (0.01) (0.12) 9.26 25.99% 232,708 0.26% 1.40% 0.26% 2.73%
12/31/2022 28.01 0.20 (5.02) (4.82) (0.10) (15.64) (15.74) 7.45 (18.32)% 198,301 0.28% 1.31% 0.28% 2.01%
12/31/2021 22.41 0.28 6.06 6.34 (0.55) (0.19) (0.74) 28.01 28.36% 260,586 0.26% 1.11% 0.26% 10.30%
12/31/2020 19.68 0.35 3.16 3.51 (0.37) (0.41) (0.78) 22.41 18.12% 216,830 0.27% 1.81% 0.27% 3.97%
Class Y Shares
6/30/2025 (Unaudited) 11.43 0.07 0.63 0.70 — — — 12.13 6.12% 600,142 0.16% 1.24% 0.16% 0.95%
12/31/2024 9.25 0.13 2.18 2.31 (0.12) (0.01) (0.13) 11.43 24.88% 508,784 0.16% 1.26% 0.16% 1.53%
12/31/2023 7.45 0.13 1.80 1.93 (0.12) (0.01) (0.13) 9.25 25.97% 297,812 0.16% 1.51% 0.16% 2.73%
12/31/2022 28.00 0.21 (5.01) (4.80) (0.11) (15.64) (15.75) 7.45 (18.20)% 176,092 0.18% 1.42% 0.18% 2.01%
12/31/2021 22.40 0.30 6.06 6.36 (0.57) (0.19) (0.76) 28.00 28.50% 208,957 0.15% 1.21% 0.15% 10.30%
12/31/2020 19.67 0.37 3.16 3.53 (0.39) (0.41) (0.80) 22.40 18.24% 2,736,349 0.17% 1.91% 0.17% 3.97%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2025 (Unaudited) - Financial Highlights - 161
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2025 (Unaudited) $ 8.60 $ 0.04 $ (0.21) $ (0.17) $ — $ — $ — $ 8.43 (1.98)% $ 330,717 0.58% 1.06% 0.65% 10.68%
12/31/2024 7.91 0.09 0.77 0.86 (0.08) (0.09) (0.17) 8.60 10.87% 324,991 0.58% 1.04% 0.65% 20.11%
12/31/2023 6.92 0.08 1.04 1.12 (0.08) (0.05) (0.13) 7.91 16.35% 278,760 0.61% 1.13% 0.68% 19.05%
12/31/2022 10.13 0.08 (2.14) (2.06) (0.06) (1.09) (1.15) 6.92 (20.72)% 249,830 0.61% 0.97% 0.68% 17.25%
12/31/2021 9.12 0.06 1.23 1.29 (0.08) (0.20) (0.28) 10.13 14.20% 282,443 0.61% 0.57% 0.68% 32.44%
12/31/2020 8.07 0.05 1.41 1.46 (0.07) (0.34) (0.41) 9.12 19.32% 206,835 0.61% 0.75% 0.68% 23.07%
Class Y Shares
6/30/2025 (Unaudited) 8.78 0.06 (0.22) (0.16) — — — 8.62 (1.82)% 153,427 0.25% 1.38% 0.25% 10.68%
12/31/2024 8.06 0.12 0.79 0.91 (0.10) (0.09) (0.19) 8.78 11.35% 150,222 0.25% 1.37% 0.25% 20.11%
12/31/2023 7.05 0.11 1.06 1.17 (0.11) (0.05) (0.16) 8.06 16.69% 115,934 0.28% 1.46% 0.28% 19.05%
12/31/2022 10.29 0.11 (2.18) (2.07) (0.08) (1.09) (1.17) 7.05 (20.46)% 103,725 0.28% 1.30% 0.28% 17.25%
12/31/2021 9.26 0.08 1.26 1.34 (0.11) (0.20) (0.31) 10.29 14.54% 120,964 0.27% 0.76% 0.27% 32.44%
12/31/2020 8.18 0.08 1.43 1.51 (0.09) (0.34) (0.43) 9.26 19.71% 248,021 0.28% 1.08% 0.28% 23.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

162 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT NASDAQ-100 Index Fund ("NASDAQ-100 Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Bond Index and Small Cap Index are also owned by other series of the Trust that operate as a fund-of-
funds, such as the NVIT Investor Destinations Funds. International Index and Mid Cap Index are also owned by other unaffiliated insurance companies and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
NASDAQ-100 Index commenced operations on April 28, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 163
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund

164 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,790,192 $ – $ 9,790,192
Commercial Mortgage-Backed Securities – 33,421,759 – 33,421,759
Corporate Bonds – 552,046,555 – 552,046,555
Foreign Government Securities – 35,547,132 – 35,547,132
Mortgage-Backed Securities – 553,261,045 – 553,261,045
Municipal Bonds – 11,092,744 – 11,092,744
Repurchase Agreements – 83,249,415 – 83,249,415
Supranational – 25,802,352 – 25,802,352
U.S. Government Agency Securities – 10,111,398 – 10,111,398
U.S. Treasury Obligations – 1,015,505,583 – 1,015,505,583
Total $ – $ 2,329,828,175 $ – $ 2,329,828,175
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 31,518,323 $ – $ 31,518,323
Air Freight & Logistics – 4,719,038 – 4,719,038
Automobile Components – 4,929,919 – 4,929,919
Automobiles – 21,010,285 – 21,010,285
Banks – 117,381,617 – 117,381,617
Beverages 1,012,966 11,355,550 – 12,368,516
Biotechnology – 6,206,775 – 6,206,775
Broadline Retail – 8,363,231 – 8,363,231
Building Products – 8,024,964 – 8,024,964
Capital Markets 356,310 29,081,395 – 29,437,705
Chemicals – 22,591,351 – 22,591,351
Commercial Services & Supplies – 3,180,081 – 3,180,081
Communications Equipment – 2,396,148 – 2,396,148
Construction & Engineering – 7,886,973 – 7,886,973
Construction Materials 1,208,875 4,040,686 – 5,249,561
Consumer Staples Distribution & Retail – 10,624,694 – 10,624,694
Containers & Packaging – 255,415 – 255,415
Distributors – 205,914 – 205,914
Diversified Consumer Services – 437,005 – 437,005
Diversified REITs – 855,101 – 855,101
Diversified Telecommunication Services – 16,622,650 – 16,622,650

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 165
Level 1 Level 2 Level 3 Total
Assets:
Electric Utilities $ – $ 16,625,350 $ – $ 16,625,350
Electrical Equipment – 21,780,317 – 21,780,317
Electronic Equipment, Instruments &
Components – 9,170,212 – 9,170,212
Energy Equipment & Services – 336,394 – 336,394
Entertainment 8,377,432 9,106,428 – 17,483,860
Financial Services – 9,952,620 – 9,952,620
Food Products – 21,686,812 – 21,686,812
Gas Utilities – 2,304,863 – 2,304,863
Ground Transportation 530,781 3,251,123 – 3,781,904
Health Care Equipment & Supplies – 16,141,067 – 16,141,067
Health Care Providers & Services – 2,390,359 – 2,390,359
Health Care Technology – 761,437 – 761,437
Hotels, Restaurants & Leisure – 11,465,980 – 11,465,980
Household Durables – 9,688,505 – 9,688,505
Household Products – 4,267,624 – 4,267,624
Independent Power and Renewable
Electricity Producers – 1,957,374 – 1,957,374
Industrial Conglomerates – 18,981,417 – 18,981,417
Industrial REITs – 3,027,049 – 3,027,049
Insurance – 53,283,770 – 53,283,770
Interactive Media & Services – 2,283,694 – 2,283,694
IT Services 408,985 7,402,347 – 7,811,332
Leisure Products – 1,495,870 – 1,495,870
Life Sciences Tools & Services – 3,930,131 – 3,930,131
Machinery – 26,896,927 – 26,896,927
Marine Transportation – 2,855,187 – 2,855,187
Media – 2,481,888 – 2,481,888
Metals & Mining – 19,608,982 – 19,608,982
Multi-Utilities – 9,121,787 – 9,121,787
Office REITs – 580,885 – 580,885
Oil, Gas & Consumable Fuels – 27,874,358 – 27,874,358
Paper & Forest Products – 1,819,962 – 1,819,962
Passenger Airlines – 2,531,165 – 2,531,165
Personal Care Products – 13,821,520 – 13,821,520
Pharmaceuticals 899,509 68,968,037 – 69,867,546
Professional Services – 15,516,336 – 15,516,336
Real Estate Management & Development – 9,383,718 – 9,383,718
Retail REITs – 2,940,760 – 2,940,760
Semiconductors & Semiconductor
Equipment – 30,009,352 – 30,009,352
Software 2,409,234 19,982,742 – 22,391,976
Specialty Retail – 8,141,668 – 8,141,668
Technology Hardware, Storage &
Peripherals – 3,268,527 – 3,268,527
Textiles, Apparel & Luxury Goods – 20,437,353 – 20,437,353
Tobacco – 7,471,290 – 7,471,290
Trading Companies & Distributors 1,021,059 16,018,780 – 17,039,839
Transportation Infrastructure – 3,143,980 – 3,143,980
Water Utilities – 945,525 – 945,525
Wireless Telecommunication Services – 9,118,446 – 9,118,446
Total Common Stocks $ 16,225,151 $ 865,917,033 $ – $ 882,142,184
Futures Contracts# 48,892 – – 48,892
Repurchase Agreements – 26,042,377 – 26,042,377
Total Assets $ 16,274,043 $ 891,959,410 $ – $ 908,233,453
Liabilities:
Futures Contracts# $ (4,838) $ – $ – $ (4,838)
Total Liabilities $ (4,838) $ – $ – $ (4,838)
Total $ 16,269,205 $ 891,959,410 $ – $ 908,228,615

166 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,212,569,667 $ – $ – $ 1,212,569,667
Futures Contracts# 264,102 – – 264,102
Repurchase Agreements – 52,593,383 – 52,593,383
Total $ 1,212,833,769 $ 52,593,383 $ – $ 1,265,427,152
NASDAQ-100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 18,100,047 $ – $ – $ 18,100,047
Futures Contracts# 94 – – 94
Total $ 18,100,141 $ – $ – $ 18,100,141
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,563,560,641 $ – $ – $ 4,563,560,641
Futures Contracts# 1,506,355 – – 1,506,355
Repurchase Agreements – 81,213,677 – 81,213,677
Total $ 4,565,066,996 $ 81,213,677 $ – $ 4,646,280,673
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 24,180 $ – $ – $ 24,180
Common Stocks
Aerospace & Defense 7,850,260 – – 7,850,260
Air Freight & Logistics 524,220 – – 524,220
Automobile Components 5,912,218 – – 5,912,218
Automobiles 213,112 – – 213,112
Banks 50,702,326 – – 50,702,326
Beverages 567,873 – – 567,873
Biotechnology 34,340,961 – – 34,340,961
Broadline Retail 378,752 – – 378,752
Building Products 6,575,110 – – 6,575,110
Capital Markets 8,367,944 – – 8,367,944
Chemicals 8,129,451 – – 8,129,451
Commercial Services & Supplies 8,794,793 – – 8,794,793
Communications Equipment 3,691,315 – – 3,691,315
Construction & Engineering 10,419,121 – – 10,419,121
Construction Materials 1,165,208 – – 1,165,208
Consumer Finance 5,239,147 – – 5,239,147
Consumer Staples Distribution & Retail 2,495,683 – – 2,495,683
Containers & Packaging 1,241,696 – – 1,241,696
Distributors 211,674 – – 211,674
Diversified Consumer Services 6,487,970 – – 6,487,970
Diversified REITs 2,977,446 – – 2,977,446
Diversified Telecommunication Services 2,199,970 – – 2,199,970
Electric Utilities 5,273,771 – – 5,273,771
Electrical Equipment 7,655,479 – – 7,655,479
Electronic Equipment, Instruments &
Components 17,001,168 – – 17,001,168

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 167
Level 1 Level 2 Level 3 Total
Assets:
Energy Equipment & Services $ 8,451,659 $ – $ – $ 8,451,659
Entertainment 2,618,935 – – 2,618,935
Financial Services 12,506,804 – – 12,506,804
Food Products 4,502,799 – – 4,502,799
Gas Utilities 5,179,267 – – 5,179,267
Ground Transportation 1,756,754 – – 1,756,754
Health Care Equipment & Supplies 14,072,101 – – 14,072,101
Health Care Providers & Services 15,980,492 – – 15,980,492
Health Care REITs 4,637,432 – – 4,637,432
Health Care Technology 2,250,503 – – 2,250,503
Hotel & Resort REITs 3,202,916 – – 3,202,916
Hotels, Restaurants & Leisure 11,068,277 – – 11,068,277
Household Durables 8,355,298 – – 8,355,298
Household Products 1,561,534 – – 1,561,534
Independent Power and Renewable
Electricity Producers 989,450 – – 989,450
Industrial Conglomerates 143,395 – – 143,395
Industrial REITs 2,003,774 – – 2,003,774
Insurance 11,376,423 – – 11,376,423
Interactive Media & Services 3,232,431 – – 3,232,431
IT Services 2,507,213 – – 2,507,213
Leisure Products 2,069,752 – – 2,069,752
Life Sciences Tools & Services 1,876,088 – – 1,876,088
Machinery 18,407,192 – – 18,407,192
Marine Transportation 1,117,676 – – 1,117,676
Media 3,791,998 – – 3,791,998
Metals & Mining 7,288,148 – – 7,288,148
Mortgage Real Estate Investment Trusts
(REITs) 4,478,616 – – 4,478,616
Multi-Utilities 2,112,594 – – 2,112,594
Office REITs 3,440,354 – – 3,440,354
Oil, Gas & Consumable Fuels 14,957,016 – – 14,957,016
Paper & Forest Products 483,413 – – 483,413
Passenger Airlines 2,357,124 – – 2,357,124
Personal Care Products 1,273,920 – – 1,273,920
Pharmaceuticals 7,694,148 – – 7,694,148
Professional Services 9,890,655 – – 9,890,655
Real Estate Management & Development 2,462,350 – – 2,462,350
Residential REITs 2,088,088 – – 2,088,088
Retail REITs 6,042,907 – – 6,042,907
Semiconductors & Semiconductor
Equipment 13,379,655 – – 13,379,655
Software 31,050,791 – – 31,050,791
Specialized REITs 2,250,994 – – 2,250,994
Specialty Retail 10,962,231 – – 10,962,231
Technology Hardware, Storage &
Peripherals 3,023,493 – – 3,023,493
Textiles, Apparel & Luxury Goods 2,766,703 – – 2,766,703
Tobacco 517,631 – – 517,631
Trading Companies & Distributors 6,634,071 – – 6,634,071
Transportation Infrastructure 37,321 – – 37,321
Water Utilities 1,791,713 – – 1,791,713
Wireless Telecommunication Services 909,987 – – 909,987
Total Common Stocks $ 479,970,754 $ – $ – $ 479,970,754
Futures Contracts# 85,096 – – 85,096
Repurchase Agreements – 51,976,581 – 51,976,581
Rights – – – –
Warrants – – 497 497
Total $ 480,080,030 $ 51,976,581 $ 497 $ 532,057,108
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

168 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently
As of June 30, 2025, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2025, Small Cap Index held five rights investments and one common stock investments that were categorized as
Level 3 investments which were each valued at $0.
Small Cap Index
Warrants Total
Balance as of 12/31/2024 $ 1,558 $ 1,558
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 17,392 17,392
Purchases — —
Sales (17,392) (17,392)
Change in Unrealized Appreciation/Depreciation (1,061) (1,061)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2025 $ 497 $ 497
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2025 ** $ (282) $ (282)
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 169
manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2025:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 48,892
Total $ 48,892
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (4,838)
Total $ (4,838)
Mid Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 264,102
Total $ 264,102

170 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2025:
NASDAQ-100 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 94
Total $ 94
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,506,355
Total $ 1,506,355
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 85,096
Total $ 85,096
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 940,247
Total $ 940,247
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,488,625)
Total $ (1,488,625)
NASDAQ-100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 561
Total $ 561
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 57,560
Total $ 57,560
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (479,756)
Total $ (479,756)

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 171
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2025:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2025:
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 129,258
Total $ 129,258
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 747,317
Total $ 747,317
NASDAQ-100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 94
Total $ 94
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,845,965
Total $ 2,845,965
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 228,939
Total $ 228,939
International Index
Futures Contracts:
Average Notional Balance Long $ 9,092,615
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 11,544,189
NASDAQ-100 Index
Futures Contracts:
Average Notional Balance Long $ 16,191
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 49,235,346
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 4,918,780

172 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2025, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended June 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 173
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 83,249,415
International Index 26,042,377
Mid Cap Index 52,593,383
S&P 500 Index 81,213,677
Small Cap Index 51,976,581

174 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
As of June 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $98,011,924, collateralized by U.S. Government
Treasury Securities, 4.88%, maturing 11/30/2025; total market value $99,960,053.
BNP Paribas Securities Corp., 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $101,012,261, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/30/2025 - 11/15/2054; total market value
$103,020,000.
BofA Securities, Inc., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $50,006,084, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 5.56%, maturing 10/20/2034 - 2/20/2070; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $139,383,070, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $142,153,358.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $142,017,354, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $144,840,000.
Citi Global Market, Inc., 4.38%, dated 6/30/2025, due 7/1/2025, repurchase price $172,020,927, collateralized by U.S.
Government Treasury Securities, ranging from 0.38% - 4.00%, maturing 1/31/2026 - 6/30/2028; total market value
$175,440,034.
ING Financial Services LLC, 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $100,012,140, collateralized by U.S.
Government Agency Securities, ranging from 4.00% - 6.00%, maturing 9/1/2047 - 5/1/2055; total market value $102,000,000.
MetLife, Inc., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $55,006,722, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 11/15/2027 - 11/15/2045; total market value $56,129,310.
Pershing LLC, 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $247,030,188, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/7/2025 - 12/20/2073; total market value $251,940,757.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
BNP Paribas
Securities Corp. 15,000,000 – 15,000,000 (15,000,000) –
BofA Securities, Inc. 9,000,000 – 9,000,000 (9,000,000) –
Cantor Fitzgerald &
Co. 6,249,415 – 6,249,415 (6,249,415) –
ING Financial
Services LLC 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 42,000,000 – 42,000,000 (42,000,000) –
Total $ 83,249,415 $ – $ 83,249,415 $ (83,249,415) $ –

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 175
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 11,000,000 $ – $ 11,000,000 $ (11,000,000) $ –
BNP Paribas
Securities Corp. 10,000,000 – 10,000,000 (10,000,000) –
Cantor Fitzgerald &
Co. 2,042,377 – 2,042,377 (2,042,377) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 26,042,377 $ – $ 26,042,377 $ (26,042,377) $ –
Mid Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BNP Paribas
Securities Corp. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 4,593,383 – 4,593,383 (4,593,383) –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
ING Financial
Services LLC 9,000,000 – 9,000,000 (9,000,000) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 13,000,000 – 13,000,000 (13,000,000) –
Total $ 52,593,383 $ – $ 52,593,383 $ (52,593,383) $ –

176 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Cantor Fitzgerald &
Co. 1,213,677 – 1,213,677 (1,213,677) –
Citi Global Market,
Inc. 20,000,000 – 20,000,000 (20,000,000) –
ING Financial
Services LLC 28,000,000 – 28,000,000 (28,000,000) –
Pershing LLC 29,000,000 – 29,000,000 (29,000,000) –
Total $ 81,213,677 $ – $ 81,213,677 $ (81,213,677) $ –
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 13,000,000 $ – $ 13,000,000 $ (13,000,000) $ –
BNP Paribas
Securities Corp. 10,000,000 – 10,000,000 (10,000,000) –
BofA Securities, Inc. 12,000,000 – 12,000,000 (12,000,000) –
Cantor Fitzgerald &
Co. 4,976,581 – 4,976,581 (4,976,581) –
Cantor Fitzgerald &
Co. 9,000,000 – 9,000,000 (9,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 51,976,581 $ – $ 51,976,581 $ (51,976,581) $ –
* As of June 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 177
provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value

178 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
NASDAQ-100 BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
NASDAQ-100 Index Up to $1 billion 0.17%
$1 billion and more 0.16%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 179
For the six months ended June 30, 2025, the Funds' effective advisory fee rates were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the
Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2025, there were no cumulative potential reimbursements which could be reimbursed to NFA.
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Bond Index 0.18% 0.18%
International Index 0.24 0.24
Mid Cap Index 0.20 0.20
NASDAQ-100 Index 0.17 0.00
S&P 500 Index 0.11 0.11
Small Cap Index 0.19 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Index All Classes 0.30
NASDAQ-100 All Classes 0.22
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index Class II 0.52%
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
June 30, 2025
Amount Total
Bond Index $ — $ — $ — $ — $ —
International Index — — — — —
Mid Cap Index — — — — —
NASDAQ-100 Index — — — 13,667(a) 13,667
S&P 500 Index — — — — —
Small Cap Index — — — — —
(a) For the period from April 28, 2025 (commencement of operations) through June 30, 2025.

180 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
During the six months ended June 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $1,280,540 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $19,725.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2026:
During the six months ended June 30, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
NASDAQ-100 Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 43,935

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 181
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the six months ended June 30, 2025, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2026:
For the six months ended June 30, 2025, each Fund’s total administrative services fees were as follows:
During the six months ended June 30, 2025, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the six months ended June 30, 2025 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended June 30, 2025, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Fund Class I Class II Class IV Class VIII
Bond Index 0.15 % N/A N/A N/A
International Index 0.15 0.13 % N/A 0.15%
Mid Cap Index 0.15 0.15 N/A N/A
NASDAQ-100 Index 0.01 0.01 N/A N/A
S&P 500 Index 0.15 0.15 0.10 % N/A
Small Cap Index N/A 0.15 N/A N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 178,542
International Index 323,813
Mid Cap Index 699,783
NASDAQ-100 Index 178
S&P 500 Index 2,712,207
Small Cap Index 233,747
Fund Amount
S&P 500 Index $ 1,205,112
Small Cap Index 109,081
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Mid Cap Index $ 12,926 $ – $ –
S&P 500 Index 194,696 – –
Small Cap Index 2,073 8,722 (7,171)

182 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
4. Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended June 30, 2025 were as follows:
J
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
Bond Index
Security Description
Shares/Principal
at June 30, 2025
Market Value
December 31,
2024
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
June 30, 2025
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 40,000 41,151 — — — 89 (1,559) 39,681 1,344 —
(a) Amortization is included in Dividend/Interest Income.
Fund Purchases
*
Sales
*
Bond Index $ 837,482,643 $ 857,161,620
International Index 75,753,946 322,362,447
Mid Cap Index 85,620,971 74,815,552
NASDAQ-100 Index 20,039,289 3,282,684
S&P 500 Index 155,779,054 40,314,028
Small Cap Index 67,554,683 48,728,399
* Includes purchases and sales of long-term U.S. Government securities, if any.

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 183
For the six months ended June 30, 2025, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the
Fund Purchases Sales
Bond Index $ 173,248,313 $ 152,160,715

184 - Notes to Financial Statements - June 30, 2025 (Unaudited) - Index Funds
multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.

Index Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 185
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
10. Federal Tax Information
As of June 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,487,638,293 $ 13,396,499 $ (171,206,617) $ (157,810,118)
International Index 484,194,146 435,168,069 (11,133,600) 424,034,469
Mid Cap Index 859,721,478 478,314,287 (72,608,613) 405,705,674
NASDAQ-100 Index 16,778,306 1,347,418 (25,583) 1,321,835
S&P 500 Index 1,435,412,798 3,248,935,172 (38,067,297) 3,210,867,875
Small Cap Index 440,680,920 143,878,344 (52,502,156) 91,376,188

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-IDX (8-25)

Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
Nationwide Variable Insurance Trust
International Funds
NVIT Fidelity Institutional AM
®
Emerging Markets Fund
(formerly, NVIT Emerging Markets Fund)
NVIT Fidelity Institutional AM
®
Worldwide Fund
NVIT International Equity Fund
NVIT NS Partners International Focused Growth Fund
NVIT Putnam International Value Fund
(formerly, NVIT Columbia Overseas Value Fund)
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
.
We think this new rule will make it easier for you to review and monitor your Fund investments.
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 20
Statements of Operations 24
Statements of Changes in Net Assets 26
Financial Highlights 34
Notes to Financial Statements 39

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Emerging Markets Fund
Common Stocks 99 .8%
Shares Value ($)
BRAZIL 8 .0%
Banks 2 .0%
Itau Unibanco Holding SA
(Preference) 442,670 3,010,557
Ground Transportation 1 .4%
Localiza Rent a Car SA 276,500 2,062,134
Metals & Mining 3 .0%
Gerdau SA, ADR 710,000 2,073,200
Vale SA, Class B, ADR 257,100 2,496,441
4,569,641
Oil, Gas & Consumable Fuels 1 .6%
Petroleo Brasileiro SA, ADR 191,000 2,389,410
12,031,742
CHILE 1 .1%
Metals & Mining 1 .1%
Antofagasta plc 64,900 1,612,476
CHINA 29 .2%
Banks 1 .7%
China Construction Bank Corp.,
Class H 2,545,000 2,571,485
Broadline Retail 3 .7%
Alibaba Group Holding Ltd., ADR 19,700 2,234,177
PDD Holdings, Inc., ADR * 30,900 3,233,994
5,468,171
Diversified Consumer Services 1 .0%
TAL Education Group, ADR * 147,600 1,508,472
Ground Transportation 1 .1%
Full Truck Alliance Co. Ltd., ADR 143,600 1,695,916
Hotels, Restaurants & Leisure 1 .5%
Meituan, Class B Reg. S *(a) 136,300 2,181,270
Household Durables 1 .3%
Haier Smart Home Co. Ltd., Class
A 544,900 1,881,627
Insurance 4 .8%
China Life Insurance Co. Ltd.,
Class H 2,230,000 5,367,786
PICC Property & Casualty Co.
Ltd., Class H 898,000 1,742,375
7,110,161
Interactive Media & Services 8 .3%
Tencent Holdings Ltd. 193,900 12,453,636
Life Sciences Tools & Services 1 .9%
WuXi AppTec Co. Ltd., Class H
Reg. S (a) 281,300 2,825,495
Machinery 2 .2%
Shenzhen Inovance Technology
Co. Ltd., Class A 371,500 3,362,527
Pharmaceuticals 1 .7%
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (a) 664,000 2,521,422
43,580,182
GREECE 3 .8%
Banks 3 .8%
Eurobank Ergasias Services and
Holdings SA 627,100 2,159,623
National Bank of Greece SA 281,000 3,592,631
5,752,254
Common Stocks
Shares Value ($)
HUNGARY 3 .0%
Banks 3 .0%
OTP Bank Nyrt. 57,100 4,561,013
INDIA 9 .4%
Banks 4 .7%
HDFC Bank Ltd. 169,200 3,947,212
ICICI Bank Ltd. 173,500 2,921,400
6,868,612
Construction & Engineering 1 .9%
Larsen & Toubro Ltd. 68,100 2,914,918
Construction Materials 1 .5%
JK Cement Ltd. 32,000 2,297,617
IT Services 1 .3%
Tata Consultancy Services Ltd. 49,700 2,007,037
14,088,184
MALAYSIA 1 .1%
Banks 1 .1%
CIMB Group Holdings Bhd. 982,200 1,603,340
MEXICO 9 .2%
Banks 1 .2%
Regional SAB de CV 215,700 1,783,122
Beverages 1 .4%
Fomento Economico Mexicano
SAB de CV, ADR 20,200 2,080,196
Construction Materials 1 .3%
Cemex SAB de CV, ADR 270,400 1,873,872
Consumer Staples Distribution & Retail 3 .7%
Wal-Mart de Mexico SAB de CV 1,712,200 5,670,986
Wireless Telecommunication Services 1 .6%
America Movil SAB de CV, ADR 129,900 2,330,406
13,738,582
PERU 2 .2%
Banks 2 .2%
Credicorp Ltd. 14,800 3,308,096
POLAND 1 .3%
Banks 1 .3%
Powszechna Kasa Oszczednosci
Bank Polski SA 93,800 1,962,236
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC
(Preference) ^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0 .0%
†
Magnit PJSC ^∞ 32,259 0
Oil, Gas & Consumable Fuels 0 .0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SOUTH AFRICA 4 .7%
Financial Services 1 .0%
FirstRand Ltd. 340,200 1,458,675
Metals & Mining 2 .1%
Impala Platinum Holdings Ltd. * 344,100 3,091,629

NVIT Fidelity Institutional AM
®
Emerging Markets Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
SOUTH AFRICA
Wireless Telecommunication Services 1 .6%
MTN Group Ltd. 306,520 2,435,990
6,986,294
SOUTH KOREA 9 .4%
Aerospace & Defense 1 .6%
Korea Aerospace Industries Ltd. 36,360 2,419,001
Automobile Components 1 .3%
Hyundai Mobis Co. Ltd. 9,200 1,951,838
Technology Hardware, Storage & Peripherals 6 .5%
Samsung Electronics Co. Ltd. 217,720 9,652,537
14,023,376
TAIWAN 13 .2%
Electronic Equipment, Instruments & Components 0 .9%
Yageo Corp. 81,000 1,338,483
Machinery 1 .0%
Hiwin Technologies Corp. 210,000 1,501,267
Semiconductors & Semiconductor Equipment 9 .8%
MediaTek, Inc. 47,000 2,001,136
Taiwan Semiconductor
Manufacturing Co. Ltd. 348,000 12,564,891
14,566,027
Textiles, Apparel & Luxury Goods 1 .5%
Eclat Textile Co. Ltd. * 158,000 2,218,646
19,624,423
TURKEY 0 .7%
Electrical Equipment 0 .7%
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S, Class B 468,000 1,100,342
UNITED ARAB EMIRATES 1 .5%
Oil, Gas & Consumable Fuels 1 .5%
Adnoc Gas plc 2,455,000 2,285,506
UNITED KINGDOM 2 .0%
Metals & Mining 2 .0%
Anglogold Ashanti plc 65,900 3,003,063
Total Common Stocks
(cost $131,844,846) 149,261,109
Total Investments
(cost $131,844,846) — 99.8% 149,261,109
Other assets in excess of liabilities — 0.2% 285,076
NET ASSETS — 100.0%
$149,546,185
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$7,528,187 which represents 5.03% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks 95 .4%
Shares Value ($)
Aerospace & Defense 1 .4%
Boeing Co. (The)* 150 31,429
GE Aerospace 79 20,334
Thales SA 45 13,257
65,020
Air Freight & Logistics 1 .0%
Deutsche Post AG 498 23,020
DSV A/S 92 22,100
45,120
Automobile Components 0 .3%
Modine Manufacturing Co.* 63 6,205
Novem Group SA* 345 1,668
Pirelli & C SpA Reg. S(a) 988 6,815
14,688
Automobiles 0 .4%
BYD Co. Ltd., Class H 939 14,696
Tesla, Inc.* 6 1,906
16,602
Banks 5 .0%
AIB Group plc 3,835 31,550
Bank Central Asia Tbk. PT 26,454 14,174
Bank Syariah Indonesia Tbk.
PT 18,104 2,888
Bankinter SA 2,085 27,216
CaixaBank SA 3,691 31,978
KBC Group NV 166 17,074
NatWest Group plc 2,980 20,924
Swedbank AB, Class A 1,127 29,859
Wells Fargo & Co. 747 59,850
235,513
Beverages 0 .3%
Diageo plc 582 14,639
Broadline Retail 5 .4%
Amazon.com, Inc.* 1,050 230,359
MercadoLibre, Inc.* 4 10,455
Pan Pacific International
Holdings Corp. 339 11,652
252,466
Building Products 0 .3%
Kingspan Group plc 168 14,287
Capital Markets 9 .5%
Amundi SA Reg. S(a) 101 8,187
Bank of New York Mellon
Corp. (The) 1,227 111,792
Coinbase Global, Inc., Class
A* 140 49,069
Galaxy Digital, Inc., Class A* 150 3,285
Intercontinental Exchange, Inc. 72 13,210
London Stock Exchange
Group plc 117 17,096
Moody's Corp. 10 5,016
Morgan Stanley 275 38,736
MSCI, Inc., Class A 5 2,884
Northern Trust Corp. 277 35,121
Robinhood Markets, Inc.,
Class A* 1,670 156,362
State Street Corp. 30 3,190
443,948
Common Stocks
Shares Value ($)
Chemicals 0 .6%
Hexpol AB 1,054 10,224
NOF Corp. 813 15,558
25,782
Commercial Services & Supplies 0 .2%
Brambles Ltd. 625 9,634
Communications Equipment 1 .0%
Cisco Systems, Inc. 708 49,121
Construction Materials 0 .3%
Wienerberger AG 397 14,754
Consumer Staples Distribution & Retail 0 .4%
Costco Wholesale Corp. 13 12,869
Walmart, Inc. 38 3,716
16,585
Diversified Telecommunication Services 0 .2%
Zegona Communications plc* 1,121 10,805
Electrical Equipment 3 .0%
Eaton Corp. plc 227 81,037
GE Vernova, Inc. 9 4,763
Prysmian SpA 222 15,655
Vertiv Holdings Co., Class A 320 41,091
142,546
Electronic Equipment, Instruments & Components 3 .1%
Amphenol Corp., Class A 636 62,805
Dustin Group AB Reg. S*(a) 13,571 3,412
E Ink Holdings, Inc. 2,684 20,317
TE Connectivity plc 344 58,022
144,556
Energy Equipment & Services 0 .3%
TGS ASA 1,690 14,435
Entertainment 2 .7%
Netflix, Inc.* 29 38,835
Nintendo Co. Ltd. 320 30,693
ROBLOX Corp., Class A* 100 10,520
Sea Ltd., ADR-SG* 85 13,595
Spotify Technology SA* 40 30,694
124,337
Financial Services 1 .1%
Apollo Global Management,
Inc. 40 5,675
BFF Bank SpA Reg. S*(a) 1,471 16,128
Enity Holding AB* 924 6,797
Visa, Inc., Class A 70 24,854
53,454
Food Products 0 .4%
Danone SA 235 19,200
Ground Transportation 0 .2%
Full Truck Alliance Co. Ltd.,
ADR-CN 718 8,479
Health Care Equipment & Supplies 1 .5%
Boston Scientific Corp.* 141 15,145
EssilorLuxottica SA 49 13,461
Intuitive Surgical, Inc.* 79 42,929
71,535
Health Care Providers & Services 0 .3%
Fresenius SE & Co. KGaA 238 11,970

NVIT Fidelity Institutional AM
®
Worldwide Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 3 .3%
DraftKings, Inc., Class A* 2,669 114,473
Flutter Entertainment plc* 69 19,594
Kyoritsu Maintenance Co. Ltd. 325 7,952
Lottomatica Group Spa 369 10,243
152,262
Household Durables 2 .0%
JM AB 674 10,814
Neinor Homes SA Reg. S(a) 828 16,211
SharkNinja, Inc.* 90 8,909
Somnigroup International, Inc. 845 57,502
93,436
Industrial REITs 0 .5%
Prologis, Inc. 222 23,337
Insurance 2 .5%
Hiscox Ltd. 2,236 38,530
nib holdings Ltd. 2,785 12,978
Prudential plc 3,559 44,681
Sabre Insurance Group plc
Reg. S(a) 10,040 20,402
116,591
Interactive Media & Services 8 .1%
Alphabet, Inc., Class A 362 63,795
CAR Group Ltd. 1,055 25,986
Meta Platforms, Inc., Class A 350 258,332
Tencent Holdings Ltd. 480 30,829
Tencent Holdings Ltd.,
ADR-CN 4 258
379,200
IT Services 4 .8%
International Business
Machines Corp. 70 20,635
Kyndryl Holdings, Inc.* 3,341 140,188
NSD Co. Ltd. 379 9,380
Shopify, Inc., Class A* 375 43,256
Softcat plc 485 11,433
224,892
Leisure Products 0 .5%
Games Workshop Group plc 112 24,942
Life Sciences Tools & Services 0 .7%
AddLife AB, Class B 1,549 30,918
Machinery 0 .7%
PACCAR, Inc. 335 31,845
Metals & Mining 0 .5%
Deterra Royalties Ltd. 3,104 7,686
Franco-Nevada Corp. 99 16,254
23,940
Oil, Gas & Consumable Fuels 1 .8%
Exxon Mobil Corp. 720 77,616
Topaz Energy Corp. 100 1,884
Valero Energy Corp. 20 2,689
82,189
Paper & Forest Products 0 .1%
UPM-Kymmene OYJ 234 6,389
Passenger Airlines 0 .0%
†
United Airlines Holdings, Inc.* 20 1,593
Common Stocks
Shares Value ($)
Pharmaceuticals 1 .5%
Eli Lilly & Co. 28 21,827
Novo Nordisk A/S, Class B 205 14,304
Recordati Industria Chimica e
Farmaceutica SpA 277 17,428
UCB SA 94 18,467
72,026
Professional Services 1 .0%
Intertek Group plc 149 9,697
RELX plc 320 17,358
Timee, Inc.* 965 13,801
TransUnion 82 7,216
48,072
Real Estate Management & Development 0 .7%
Aedas Homes SA Reg. S(a) 439 12,680
Katitas Co. Ltd. 1,034 17,921
30,601
Semiconductors & Semiconductor Equipment 11 .8%
Advanced Micro Devices, Inc.* 130 18,447
Broadcom, Inc. 401 110,536
Marvell Technology, Inc. 200 15,480
Micron Technology, Inc. 70 8,627
NVIDIA Corp. 1,682 265,739
ON Semiconductor Corp.* 180 9,434
Renesas Electronics Corp. 757 9,316
Taiwan Semiconductor
Manufacturing Co. Ltd. 462 16,681
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 420 95,126
549,386
Software 7 .5%
AppLovin Corp., Class A* 1 350
Constellation Software, Inc. 3 11,000
Lumine Group, Inc. Reg. S* 276 9,694
Microsoft Corp. 500 248,705
MicroStrategy, Inc., Class A* 29 11,723
Oracle Corp. 100 21,863
Palantir Technologies, Inc.,
Class A* 187 25,492
Rubrik, Inc., Class A* 4 358
SAP SE 72 21,902
351,087
Specialized REITs 1 .1%
Big Yellow Group plc 543 7,545
Iron Mountain, Inc. 326 33,438
National Storage REIT 7,213 10,948
51,931
Specialty Retail 1 .2%
Auto1 Group SE Reg. S*(a) 238 7,681
Fast Retailing Co. Ltd. 41 14,050
Haypp Group AB* 430 6,073
Lovisa Holdings Ltd. 653 13,617
USS Co. Ltd. 1,193 13,158
54,579
Technology Hardware, Storage & Peripherals 1 .5%
Apple, Inc. 269 55,191
FUJIFILM Holdings Corp. 596 12,951
68,142

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0 .5%
LVMH Moet Hennessy Louis
Vuitton SE 11 5,769
PRADA SpA 2,536 15,693
21,462
Tobacco 1 .8%
British American Tobacco plc 419 19,828
Philip Morris International, Inc. 347 63,199
83,027
Trading Companies & Distributors 1 .3%
Herc Holdings, Inc. 130 17,120
ITOCHU Corp. 323 16,975
QXO, Inc.* 300 6,462
RS GROUP plc 1,249 9,852
United Rentals, Inc. 5 3,767
WW Grainger, Inc. 6 6,241
60,417
Wireless Telecommunication Services 1 .1%
T-Mobile US, Inc. 224 53,370
Total Investments
(cost $3,908,567) — 95.4% 4,455,110
Other assets in excess of liabilities — 4.6% 215,906
NET ASSETS — 100.0%
$ 4,671,016
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$91,516 which represents 1.96% of net assets.
ADR American Depositary Receipt
CN China
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SG Singapore
TW Taiwan
The accompanying notes are an integral part of these financial statements.

NVIT International Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 7
Common Stocks 98 .2%
Shares Value ($)
ARGENTINA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Vista Energy SAB de CV, ADR * 5,581 266,828
AUSTRALIA 3 .5%
Commercial Services & Supplies 0 .8%
Brambles Ltd. 78,605 1,211,690
Food Products 0 .2%
Inghams Group Ltd. (a) 115,393 269,669
Interactive Media & Services 0 .3%
REA Group Ltd. 3,072 486,288
Metals & Mining 1 .2%
Catalyst Metals Ltd. * 37,278 129,677
Evolution Mining Ltd. 89,978 469,290
Northern Star Resources Ltd. 60,357 746,539
Ramelius Resources Ltd. 200,151 337,279
1,682,785
Multi-Utilities 0 .3%
AGL Energy Ltd. 66,021 424,220
Passenger Airlines 0 .7%
Qantas Airways Ltd. 153,335 1,084,014
5,158,666
BELGIUM 0 .1%
Beverages 0 .1%
Anheuser-Busch InBev SA/NV 2,061 141,701
BRAZIL 1 .3%
Banks 0 .1%
Banco Bradesco SA (Preference) * 34,300 106,250
Beverages 0 .1%
Ambev SA 64,300 157,640
Chemicals 0 .1%
Yara International ASA 5,751 212,440
Insurance 0 .2%
BB Seguridade Participacoes SA 44,900 295,857
Metals & Mining 0 .1%
Vale SA 19,400 187,998
Oil, Gas & Consumable Fuels 0 .3%
Petroleo Brasileiro SA (Preference) 70,200 405,455
Water Utilities 0 .4%
Cia De Sanena Do Parana 81,700 572,777
1,938,417
BURKINA FASO 0 .1%
Metals & Mining 0 .1%
IAMGOLD Corp. *(a) 23,350 171,985
CANADA 7 .7%
Automobile Components 0 .9%
Magna International, Inc. (a) 34,842 1,346,857
Broadline Retail 0 .8%
Dollarama, Inc. 8,472 1,193,701
Consumer Staples Distribution & Retail 1 .0%
Empire Co. Ltd., Class A 12,442 516,319
Loblaw Cos. Ltd. 3,244 536,597
Metro, Inc., Class A 4,621 362,995
1,415,911
Insurance 1 .2%
Fairfax Financial Holdings Ltd. 919 1,658,823
Common Stocks
Shares Value ($)
CANADA
Insurance
iA Financial Corp., Inc. 1,510 165,543
1,824,366
IT Services 0 .6%
CGI, Inc. (a) 5,414 568,575
Shopify, Inc., Class A *(a) 3,207 369,885
938,460
Metals & Mining 1 .4%
Barrick Mining Corp. (a) 31,898 664,078
Centerra Gold, Inc. 34,524 248,710
Hudbay Minerals, Inc. 24,224 257,049
Kinross Gold Corp. 27,083 423,225
Torex Gold Resources, Inc. *(a) 12,461 406,475
1,999,537
Oil, Gas & Consumable Fuels 1 .2%
Canadian Natural Resources Ltd. 29,692 933,224
Suncor Energy, Inc. 21,893 820,093
1,753,317
Software 0 .2%
Constellation Software, Inc. 72 264,006
Trading Companies & Distributors 0 .4%
Finning International, Inc. 13,990 598,126
11,334,281
CHINA 8 .8%
Automobiles 0 .1%
BYD Co. Ltd., Class H 9,000 140,858
Banks 0 .9%
Bank of China Ltd., Class H 617,000 359,001
BOC Hong Kong Holdings Ltd. 132,000 574,195
China Merchants Bank Co. Ltd.,
Class H 39,500 276,463
Postal Savings Bank of China Co.
Ltd., Class H Reg. S (b) 254,000 177,534
1,387,193
Broadline Retail 1 .8%
Alibaba Group Holding Ltd. 93,000 1,319,811
Alibaba Group Holding Ltd., ADR 2,667 302,464
JD.com, Inc., Class A 53,857 878,075
PDD Holdings, Inc., ADR * 2,216 231,927
2,732,277
Consumer Finance 0 .2%
Qifu Technology, Inc., Class A,
ADR 5,832 252,876
Diversified Telecommunication Services 0 .2%
China Tower Corp. Ltd., Class H
Reg. S (b) 190,000 271,851
Entertainment 0 .8%
NetEase, Inc. 41,700 1,124,781
Gas Utilities 0 .1%
Kunlun Energy Co. Ltd. 166,000 161,367
Hotels, Restaurants & Leisure 0 .6%
Haidilao International Holding Ltd.
Reg. S (a)(b) 108,000 205,359
Meituan, Class B Reg. S *(b) 43,400 694,550
899,909
Household Durables 0 .6%
Midea Group Co. Ltd., Class H 90,700 861,587

8 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Insurance 1 .0%
China Life Insurance Co. Ltd.,
Class H 115,000 276,814
China Pacific Insurance Group Co.
Ltd., Class H 44,200 151,657
Ping An Insurance Group Co. of
China Ltd., Class H 164,000 1,044,103
1,472,574
Interactive Media & Services 1 .8%
Kanzhun Ltd., ADR *(a) 15,573 277,822
Kuaishou Technology Reg. S *(b) 57,700 466,915
Tencent Holdings Ltd. 29,400 1,888,277
2,633,014
Oil, Gas & Consumable Fuels 0 .1%
PetroChina Co. Ltd., Class H 208,000 178,619
Real Estate Management & Development 0 .1%
KE Holdings, Inc., ADR (a) 9,270 164,450
Specialty Retail 0 .2%
Pop Mart International Group Ltd.
Reg. S (b) 9,400 319,312
Technology Hardware, Storage & Peripherals 0 .3%
Xiaomi Corp., Class B Reg. S *(b) 62,400 480,899
13,081,567
DENMARK 0 .9%
Pharmaceuticals 0 .9%
Novo Nordisk A/S, Class B 19,463 1,358,089
FRANCE 6 .2%
Automobile Components 0 .1%
Valeo SE 10,141 111,233
Banks 2 .9%
BNP Paribas SA 27,362 2,464,476
Credit Agricole SA 46,302 877,169
Societe Generale SA 17,645 1,011,063
4,352,708
Construction & Engineering 1 .3%
Vinci SA 12,559 1,853,860
Diversified REITs 0 .1%
Covivio SA 3,163 199,715
Oil, Gas & Consumable Fuels 1 .1%
Gaztransport Et Technigaz SA 1,475 292,785
TotalEnergies SE 22,236 1,367,676
1,660,461
Personal Care Products 0 .7%
L'Oreal SA 2,330 997,662
9,175,639
GERMANY 5 .3%
Aerospace & Defense 0 .6%
Rheinmetall AG 434 918,221
Automobiles 0 .4%
Mercedes-Benz Group AG 1,990 116,435
Volkswagen AG (Preference) 4,894 516,783
633,218
Capital Markets 1 .1%
Deutsche Bank AG (Registered) 55,812 1,655,875
Electrical Equipment 0 .2%
Siemens Energy AG * 2,366 273,421
Common Stocks
Shares Value ($)
GERMANY
Entertainment 0 .4%
CTS Eventim AG & Co. KGaA 4,192 522,037
Hotels, Restaurants & Leisure 0 .5%
TUI AG *(a) 81,925 715,943
Insurance 0 .2%
Allianz SE (Registered) 900 364,653
IT Services 0 .3%
IONOS Group SE * 4,779 224,706
Nagarro SE *(a) 2,361 168,529
393,235
Machinery 1 .3%
GEA Group AG 22,550 1,577,517
Traton SE (a) 7,052 228,606
1,806,123
Oil, Gas & Consumable Fuels 0 .1%
Friedrich Vorwerk Group SE 2,477 170,902
Real Estate Management & Development 0 .1%
TAG Immobilien AG 9,541 169,566
Software 0 .1%
SAP SE 718 218,407
7,841,601
GREECE 0 .5%
Banks 0 .5%
Alpha Bank SA 114,690 405,203
National Bank of Greece SA 26,160 334,460
739,663
HONG KONG 2 .0%
Food Products 1 .3%
WH Group Ltd. Reg. S (b) 1,918,500 1,847,681
Insurance 0 .6%
AIA Group Ltd. 16,200 145,683
Prudential plc 54,883 689,025
834,708
Machinery 0 .1%
Techtronic Industries Co. Ltd. 19,500 214,803
2,897,192
HUNGARY 0 .2%
Banks 0 .2%
OTP Bank Nyrt. 3,679 293,870
INDIA 4 .7%
Aerospace & Defense 0 .2%
Hindustan Aeronautics Ltd. Reg. S 6,174 350,724
Automobiles 0 .1%
Tata Motors Ltd. 23,071 185,184
Banks 0 .9%
Axis Bank Ltd. 20,451 285,855
Canara Bank 185,502 247,115
State Bank of India 72,144 690,292
1,223,262
Capital Markets 0 .2%
BSE Ltd. 11,262 365,070
Diversified Telecommunication Services 0 .6%
Indus Towers Ltd. * 148,674 730,265
Financial Services 0 .2%
LIC Housing Finance Ltd. 36,853 266,031

NVIT International Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
INDIA
Insurance 0 .2%
Life Insurance Corp. of India 28,469 323,606
IT Services 1 .5%
HCL Technologies Ltd. 61,859 1,247,279
Infosys Ltd. 45,232 845,181
2,092,460
Metals & Mining 0 .3%
Vedanta Ltd. 92,725 498,526
Oil, Gas & Consumable Fuels 0 .1%
Reliance Industries Ltd. 10,631 186,074
Pharmaceuticals 0 .3%
Sun Pharmaceutical Industries Ltd. 25,234 493,760
Real Estate Management & Development 0 .1%
Oberoi Realty Ltd. 8,666 192,636
6,907,598
INDONESIA 0 .3%
Food Products 0 .3%
Indofood Sukses Makmur Tbk. PT 455,800 228,436
Japfa Comfeed Indonesia Tbk. PT 2,691,500 251,233
479,669
IRELAND 0 .3%
Banks 0 .1%
AIB Group plc 18,694 153,794
Trading Companies & Distributors 0 .2%
AerCap Holdings NV 2,324 271,908
425,702
ISRAEL 1 .0%
IT Services 0 .3%
Wix.com Ltd. * 2,745 434,973
Oil, Gas & Consumable Fuels 0 .2%
Energean plc 23,077 288,809
Semiconductors & Semiconductor Equipment 0 .2%
Nova Ltd. *(a) 1,121 308,499
Software 0 .3%
Nice Ltd., ADR * 2,441 412,309
1,444,590
ITALY 3 .3%
Aerospace & Defense 0 .4%
Leonardo SpA 10,550 594,936
Automobiles 1 .3%
Ferrari NV 3,910 1,917,051
Banks 1 .1%
Intesa Sanpaolo SpA 111,550 643,009
UniCredit SpA 14,618 980,430
1,623,439
Construction Materials 0 .1%
Buzzi SpA 3,509 194,610
Diversified Telecommunication Services 0 .2%
Telecom Italia SpA *(a) 540,459 266,582
Leisure Products 0 .2%
Technogym SpA Reg. S (b) 19,731 282,931
4,879,549
Common Stocks
Shares Value ($)
JAPAN 13 .1%
Automobile Components 1 .3%
Denso Corp. 133,200 1,796,403
Sumitomo Electric Industries Ltd. 7,400 157,764
1,954,167
Banks 1 .8%
Hachijuni Bank Ltd. (The) (a) 31,400 254,084
Hyakugo Bank Ltd. (The) (a) 23,100 110,263
Kyoto Financial Group, Inc. (a) 51,600 924,948
Sumitomo Mitsui Financial Group,
Inc. 56,800 1,423,977
2,713,272
Capital Markets 0 .1%
Daiwa Securities Group, Inc. 20,800 147,935
Chemicals 1 .0%
Asahi Kasei Corp. 57,800 410,578
Kaneka Corp. 8,300 228,559
Nissan Chemical Corp. (a) 23,100 703,706
Shin-Etsu Chemical Co. Ltd. 4,400 144,993
1,487,836
Consumer Finance 0 .2%
Credit Saison Co. Ltd. 9,800 264,154
Diversified Telecommunication Services 0 .2%
Nippon Telegraph & Telephone
Corp. 268,400 286,630
Electric Utilities 0 .4%
Kyushu Electric Power Co., Inc. 59,100 528,300
Electrical Equipment 1 .6%
Mitsubishi Electric Corp. 109,800 2,371,351
Financial Services 0 .2%
ORIX Corp. 16,000 360,769
Ground Transportation 0 .3%
Central Japan Railway Co. 10,800 241,891
East Japan Railway Co. 11,200 241,710
483,601
Household Durables 0 .1%
Sony Group Corp. 6,800 177,273
Insurance 2 .3%
Dai-ichi Life Holdings, Inc. 41,800 315,968
Japan Post Holdings Co. Ltd. 203,600 1,879,283
MS&AD Insurance Group
Holdings, Inc. 41,700 930,169
Sompo Holdings, Inc. 5,700 170,767
3,296,187
Machinery 0 .4%
FANUC Corp. 9,500 258,419
Glory Ltd. 11,700 272,224
530,643
Pharmaceuticals 0 .7%
Chugai Pharmaceutical Co. Ltd. 5,500 287,505
Daiichi Sankyo Co. Ltd. 34,500 803,355
1,090,860
Real Estate Management & Development 0 .2%
Daito Trust Construction Co. Ltd. 1,600 174,401
Tokyu Fudosan Holdings Corp. 20,900 149,735
324,136
Semiconductors & Semiconductor Equipment 0 .9%
Tokyo Electron Ltd. 7,100 1,355,529

10 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
JAPAN
Technology Hardware, Storage & Peripherals 0 .4%
Canon, Inc. (a) 22,900 663,281
Wireless Telecommunication Services 1 .0%
KDDI Corp. 69,800 1,199,188
SoftBank Corp. 153,000 236,441
1,435,629
19,471,553
MALAYSIA 0 .1%
Electric Utilities 0 .1%
Tenaga Nasional Bhd. 44,700 152,693
MEXICO 0 .4%
Beverages 0 .4%
Coca-Cola Femsa SAB de CV,
ADR 5,720 553,296
NETHERLANDS 3 .7%
Consumer Staples Distribution & Retail 0 .6%
Koninklijke Ahold Delhaize NV 21,052 880,134
Financial Services 0 .8%
EXOR NV 11,550 1,164,781
Insurance 0 .2%
NN Group NV 4,350 289,133
Professional Services 1 .0%
Wolters Kluwer NV 9,117 1,524,574
Semiconductors & Semiconductor Equipment 1 .1%
ASML Holding NV 2,065 1,653,336
5,511,958
NORWAY 0 .9%
Aerospace & Defense 0 .9%
Kongsberg Gruppen ASA 33,555 1,301,541
PHILIPPINES 0 .4%
Transportation Infrastructure 0 .4%
International Container Terminal
Services, Inc. 72,640 531,453
POLAND 0 .4%
Metals & Mining 0 .2%
KGHM Polska Miedz SA * 11,177 400,718
Oil, Gas & Consumable Fuels 0 .2%
ORLEN SA 9,952 227,123
627,841
SAUDI ARABIA 0 .4%
Electrical Equipment 0 .2%
Electrical Industries Co. 168,112 377,953
Wireless Telecommunication Services 0 .2%
Etihad Etisalat Co. 14,921 235,956
613,909
SINGAPORE 1 .0%
Banks 0 .5%
United Overseas Bank Ltd. 30,100 852,786
Entertainment 0 .5%
Sea Ltd., ADR * 4,297 687,262
1,540,048
Common Stocks
Shares Value ($)
SOUTH AFRICA 0 .8%
Metals & Mining 0 .7%
Gold Fields Ltd., ADR 11,549 273,365
Harmony Gold Mining Co. Ltd.,
ADR 52,517 733,662
1,007,027
Wireless Telecommunication Services 0 .1%
Vodacom Group Ltd. 20,799 160,745
1,167,772
SOUTH KOREA 4 .3%
Banks 1 .1%
Hana Financial Group, Inc. 22,687 1,447,593
KB Financial Group, Inc. 2,452 201,462
1,649,055
Electric Utilities 0 .6%
Korea Electric Power Corp. 30,930 894,988
Financial Services 0 .3%
Meritz Financial Group, Inc. 4,457 371,483
Household Durables 0 .1%
LG Electronics, Inc. 3,726 203,853
Insurance 0 .2%
Samsung Life Insurance Co. Ltd. 2,748 259,549
Personal Care Products 0 .1%
LG H&H Co. Ltd. 882 208,869
Semiconductors & Semiconductor Equipment 0 .8%
SK Hynix, Inc. 5,689 1,232,286
Technology Hardware, Storage & Peripherals 1 .1%
Samsung Electronics Co. Ltd. 35,548 1,576,008
6,396,091
SPAIN 1 .9%
Banks 1 .3%
Banco Bilbao Vizcaya Argentaria
SA 44,086 678,047
Banco Santander SA 163,649 1,354,780
2,032,827
Electric Utilities 0 .6%
Iberdrola SA 42,927 825,205
2,858,032
SWEDEN 1 .3%
Communications Equipment 0 .1%
Telefonaktiebolaget LM Ericsson,
ADR 21,334 180,912
Construction & Engineering 0 .2%
Skanska AB, Class B 9,882 230,175
Hotels, Restaurants & Leisure 0 .2%
Betsson AB, Class B 12,285 259,699
Household Products 0 .4%
Essity AB, Class B 24,146 668,691
Metals & Mining 0 .4%
Boliden AB * 18,353 574,093
1,913,570
SWITZERLAND 2 .2%
Building Products 0 .6%
Belimo Holding AG (Registered) 837 855,677

NVIT International Equity Fund - June 30, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
SWITZERLAND
Capital Markets 0 .2%
UBS Group AG (Registered) 10,155 345,048
Electrical Equipment 1 .3%
ABB Ltd. (Registered) 31,300 1,871,166
Real Estate Management & Development 0 .1%
International Workplace Group plc 75,541 216,590
3,288,481
TAIWAN 5 .4%
Communications Equipment 0 .1%
Accton Technology Corp. 8,000 198,898
Electrical Equipment 0 .2%
CyberPower Systems, Inc. 29,000 255,436
Electronic Equipment, Instruments & Components 1 .1%
Chunghwa Precision Test Tech Co.
Ltd. 5,000 143,212
Delta Electronics, Inc. 90,000 1,267,062
Lotes Co. Ltd. 4,000 183,777
1,594,051
Entertainment 0 .2%
International Games System Co.
Ltd. 8,000 233,928
Semiconductors & Semiconductor Equipment 3 .7%
MediaTek, Inc. 41,000 1,745,672
Realtek Semiconductor Corp. 16,000 310,686
Taiwan Semiconductor
Manufacturing Co. Ltd. 96,000 3,466,176
5,522,534
Technology Hardware, Storage & Peripherals 0 .1%
Asia Vital Components Co. Ltd. 7,000 177,085
7,981,932
THAILAND 0 .5%
Food Products 0 .1%
Charoen Pokphand Foods PCL 264,700 187,248
Health Care Providers & Services 0 .1%
Bangkok Dusit Medical Services
PCL, Class F 207,600 132,828
Oil, Gas & Consumable Fuels 0 .3%
PTT Exploration & Production PCL 110,900 373,463
693,539
TURKEY 0 .4%
Banks 0 .4%
Akbank TAS 126,189 217,430
Turkiye Garanti Bankasi A/S 88,733 302,695
520,125
UNITED ARAB EMIRATES 0 .7%
Energy Equipment & Services 0 .2%
ADNOC Drilling Co. PJSC 177,892 275,991
Oil, Gas & Consumable Fuels 0 .1%
Adnoc Gas plc 157,742 146,851
Real Estate Management & Development 0 .4%
Emaar Properties PJSC 169,462 627,651
1,050,493
UNITED KINGDOM 8 .2%
Aerospace & Defense 0 .6%
Rolls-Royce Holdings plc 62,583 831,495
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks 3 .4%
Barclays plc 182,189 843,843
HSBC Holdings plc 69,782 844,855
NatWest Group plc 252,899 1,775,727
Standard Chartered plc 95,761 1,587,005
5,051,430
Broadline Retail 0 .2%
Next plc 1,614 275,737
Consumer Staples Distribution & Retail 0 .7%
J Sainsbury plc 60,793 241,837
Marks & Spencer Group plc 168,068 817,609
1,059,446
Independent Power and Renewable Electricity Producers 0 .2%
Drax Group plc 27,554 262,145
Leisure Products 0 .4%
Games Workshop Group plc 2,453 546,276
Marine Transportation 0 .2%
Global Ship Lease, Inc., Class A 9,858 259,364
Metals & Mining 0 .1%
Anglogold Ashanti plc (a) 4,334 197,500
Passenger Airlines 0 .6%
International Consolidated Airlines
Group SA (a) 189,563 890,165
Pharmaceuticals 1 .1%
AstraZeneca plc, ADR 22,749 1,589,700
Specialty Retail 0 .3%
Dunelm Group plc 31,396 510,745
Tobacco 0 .2%
Imperial Brands plc 8,189 323,283
Wireless Telecommunication Services 0 .2%
Vodafone Group plc 265,560 283,595
12,080,881
UNITED STATES 5 .7%
Construction Materials 0 .2%
Titan SA 5,910 267,726
Entertainment 0 .2%
Spotify Technology SA * 344 263,965
Food Products 0 .4%
Nestle SA (Registered) 5,699 566,035
Oil, Gas & Consumable Fuels 0 .1%
Shell plc 4,071 142,659
Pharmaceuticals 4 .8%
GSK plc 130,651 2,490,568
Novartis AG (Registered) 30,035 3,633,487
Roche Holding AG 2,700 882,658
Sanofi SA 1,138 110,110
7,116,823
8,357,208
Total Common Stocks
(cost $115,108,315) 145,149,023

12 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT International Equity Fund
Warrants 0 .0%
†
Number of
Warrants Value ($)
CANADA 0 .0%
†
Software 0 .0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$0.00 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0
Repurchase Agreement 1 .5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025, due
7/1/2025, repurchase price
$2,202,894, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $2,246,677.(c)
(d) 2,202,625 2,202,625
Total Repurchase Agreement
(cost $2,202,625) 2,202,625
Total Investments
(cost $117,310,940) — 99.7% 147,351,648
Other assets in excess of liabilities — 0.3% 424,851
NET ASSETS — 100.0%
$147,776,499
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $5,477,506, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $2,202,625 and by $3,525,787 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2025 - 11/15/2054, a total value of $5,728,412.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2025 was
$4,747,032 which represents 3.21% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $2,202,625.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT NS Partners International Focused Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks 98 .0%
Shares Value ($)
AUSTRALIA 4 .7%
Capital Markets 1 .6%
Macquarie Group Ltd. 21,185 3,189,710
Industrial REITs 2 .0%
Goodman Group 177,392 3,998,338
Interactive Media & Services 1 .1%
CAR Group Ltd. 92,457 2,277,327
9,465,375
BELGIUM 1 .8%
Banks 1 .8%
KBC Group NV 36,250 3,728,593
DENMARK 2 .5%
Pharmaceuticals 2 .5%
Novo Nordisk A/S, Class B 72,224 5,039,645
FAROE ISLANDS 1 .2%
Food Products 1 .2%
Bakkafrost P/F (a) 55,223 2,486,806
FRANCE 10 .3%
Aerospace & Defense 4 .2%
Safran SA 15,345 4,997,617
Thales SA 12,239 3,605,663
8,603,280
Food Products 1 .3%
Danone SA 33,098 2,704,212
Personal Care Products 1 .8%
L'Oreal SA 8,382 3,589,014
Textiles, Apparel & Luxury Goods 3 .0%
Hermes International SCA 2,252 6,109,702
21,006,208
GERMANY 17 .0%
Banks 0 .9%
Commerzbank AG 60,509 1,909,180
Construction Materials 2 .0%
Heidelberg Materials AG 17,669 4,151,222
Industrial Conglomerates 2 .2%
Siemens AG (Registered) 17,276 4,430,865
Insurance 2 .8%
Hannover Rueck SE 18,145 5,709,782
Software 7 .1%
Nemetschek SE 26,796 3,883,743
SAP SE 34,310 10,436,673
14,320,416
Textiles, Apparel & Luxury Goods 2 .0%
adidas AG 17,069 3,978,770
34,500,235
HONG KONG 3 .2%
Insurance 2 .1%
AIA Group Ltd. 462,400 4,158,259
Machinery 1 .1%
Techtronic Industries Co. Ltd. 207,500 2,285,723
6,443,982
IRELAND 1 .1%
Building Products 1 .1%
Kingspan Group plc 26,252 2,232,452
Common Stocks
Shares Value ($)
JAPAN 17 .8%
Chemicals 1 .6%
Shin-Etsu Chemical Co. Ltd. 98,400 3,242,562
Electronic Equipment, Instruments & Components 2 .2%
Keyence Corp. 11,300 4,537,387
Health Care Equipment & Supplies 3 .0%
Hoya Corp. 30,300 3,597,061
Terumo Corp. 143,000 2,624,801
6,221,862
Household Durables 2 .5%
Sony Group Corp. 196,000 5,109,625
Industrial Conglomerates 2 .5%
Hitachi Ltd. 183,400 5,312,885
Machinery 2 .0%
FANUC Corp. 82,700 2,249,602
Makita Corp. 56,000 1,722,029
3,971,631
Semiconductors & Semiconductor Equipment 2 .2%
Tokyo Electron Ltd. 22,900 4,372,060
Wireless Telecommunication Services 1 .8%
SoftBank Group Corp. 49,100 3,559,998
36,328,010
NETHERLANDS 9 .4%
Entertainment 2 .3%
Universal Music Group NV (a) 143,470 4,655,762
Semiconductors & Semiconductor Equipment 7 .1%
ASM International NV 4,699 3,008,612
ASML Holding NV 11,813 9,458,041
BE Semiconductor Industries NV 12,803 1,916,573
14,383,226
19,038,988
NEW ZEALAND 1 .1%
Software 1 .1%
Xero Ltd. * 18,805 2,225,610
SINGAPORE 1 .6%
Aerospace & Defense 1 .6%
Singapore Technologies
Engineering Ltd. 532,400 3,262,623
SPAIN 1 .7%
Hotels, Restaurants & Leisure 1 .7%
Amadeus IT Group SA (a) 40,920 3,461,759
SWITZERLAND 7 .4%
Chemicals 2 .1%
Sika AG (Registered) 15,699 4,260,179
Health Care Equipment & Supplies 1 .2%
Straumann Holding AG
(Registered) (a) 17,871 2,341,101
Insurance 1 .7%
Zurich Insurance Group AG 4,934 3,459,930
Life Sciences Tools & Services 2 .4%
Lonza Group AG (Registered) 7,030 5,022,978
15,084,188
UNITED KINGDOM 11 .3%
Aerospace & Defense 1 .3%
Rolls-Royce Holdings plc 200,684 2,666,343

14 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Capital Markets 1 .5%
London Stock Exchange Group plc 20,955 3,061,917
Hotels, Restaurants & Leisure 1 .4%
Compass Group plc 86,426 2,927,264
Interactive Media & Services 1 .3%
Rightmove plc 240,497 2,605,733
Pharmaceuticals 3 .3%
AstraZeneca plc 47,180 6,579,621
Professional Services 2 .5%
RELX plc 94,320 5,116,376
22,957,254
UNITED STATES 5 .9%
Electrical Equipment 3 .7%
Schneider Electric SE 28,335 7,555,756
Professional Services 2 .2%
Experian plc 86,088 4,434,957
11,990,713
Total Common Stocks
(cost $157,600,484) 199,252,441
Repurchase Agreements 4 .8%
Principal
Amount ($)
BNP Paribas Securities Corp.,
4.37%, dated 6/30/2025, due
7/1/2025, repurchase price
$1,000,121, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/30/2025 - 11/15/2054; total
market value $1,020,000.(b)
(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025, due
7/1/2025, repurchase price
$5,707,112, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $5,820,543.(b)
(c) 5,706,415 5,706,415
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.40%, dated
6/30/2025, due 7/1/2025,
repurchase price $3,000,367,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2027 - 11/15/2045; total
market value $3,061,599.(b)
(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $9,706,415) 9,706,415
Total Investments
(cost $167,306,899) — 102.8% 208,958,856
Liabilities in excess of other assets — (2.8)% (5,694,718)
NET ASSETS — 100.0%
$203,264,138
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2025. The total value of securities on loan as of June
30, 2025 was $9,392,367, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,706,415.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $9,706,415.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Putnam International Value Fund - June 30, 2025 (Unaudited) - Statement of Investments - 15
Common Stocks 91 .3%
Shares Value ($)
AUSTRALIA 8 .0%
Banks 1 .2%
ANZ Group Holdings Ltd. 165,557 3,177,627
Diversified REITs 0 .7%
Mirvac Group 1,279,708 1,857,210
Diversified Telecommunication Services 1 .2%
Telstra Group Ltd. 1,035,926 3,299,959
Insurance 2 .2%
QBE Insurance Group Ltd. 379,952 5,849,872
Metals & Mining 1 .1%
Glencore plc 764,193 2,975,675
Passenger Airlines 1 .6%
Qantas Airways Ltd. 587,208 4,151,312
21,311,655
CANADA 1 .4%
Oil, Gas & Consumable Fuels 1 .4%
Cenovus Energy, Inc. (a) 274,500 3,735,256
FRANCE 12 .7%
Aerospace & Defense 2 .5%
Airbus SE 15,926 3,332,416
Thales SA 11,026 3,248,308
6,580,724
Banks 2 .7%
BNP Paribas SA 84,278 7,590,858
Building Products 1 .6%
Cie de Saint-Gobain SA 35,913 4,224,736
Insurance 2 .6%
AXA SA 138,638 6,814,237
Machinery 1 .7%
Alstom SA * 189,690 4,434,800
Multi-Utilities 1 .6%
Veolia Environnement SA 122,005 4,352,250
33,997,605
GERMANY 9 .5%
Air Freight & Logistics 0 .9%
Deutsche Post AG 53,877 2,490,490
Chemicals 0 .7%
LANXESS AG (a) 64,263 1,907,858
Diversified Telecommunication Services 1 .8%
Deutsche Telekom AG
(Registered) 128,096 4,689,875
Industrial Conglomerates 1 .6%
Siemens AG (Registered) 16,952 4,347,767
Insurance 2 .0%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 8,181 5,305,671
Multi-Utilities 1 .6%
E.ON SE 234,086 4,310,212
Pharmaceuticals 0 .9%
Bayer AG (Registered) 77,918 2,343,003
25,394,876
Common Stocks
Shares Value ($)
HONG KONG 1 .2%
Insurance 1 .2%
Prudential plc 248,750 3,122,916
IRELAND 2 .6%
Banks 1 .7%
AIB Group plc 547,684 4,505,743
Household Durables 0 .9%
Cairn Homes plc 997,636 2,520,500
7,026,243
JAPAN 17 .9%
Banks 5 .9%
Mitsubishi UFJ Financial Group,
Inc. 569,700 7,800,121
Resona Holdings, Inc. 296,600 2,722,319
Sumitomo Mitsui Financial Group,
Inc. 201,800 5,059,130
15,581,570
Beverages 1 .0%
Asahi Group Holdings Ltd. (a) 207,400 2,775,753
Broadline Retail 0 .5%
Pan Pacific International Holdings
Corp. (a) 38,900 1,337,011
Consumer Staples Distribution & Retail 1 .1%
MatsukiyoCocokara & Co. 144,300 2,973,407
Food Products 1 .0%
Yamazaki Baking Co. Ltd. 122,300 2,741,561
Health Care Equipment & Supplies 1 .4%
Hoya Corp. 31,300 3,715,777
Household Durables 1 .2%
Sony Group Corp. 120,500 3,141,377
Machinery 0 .7%
MINEBEA MITSUMI, Inc. 121,600 1,778,009
Textiles, Apparel & Luxury Goods 1 .4%
Asics Corp. 143,700 3,670,913
Trading Companies & Distributors 2 .8%
ITOCHU Corp. 52,500 2,759,128
Mitsubishi Corp. 239,800 4,788,746
7,547,874
Wireless Telecommunication Services 0 .9%
KDDI Corp. 140,000 2,405,248
47,668,500
NETHERLANDS 5 .6%
Banks 3 .1%
ING Groep NV 381,387 8,369,477
Biotechnology 0 .7%
Argenx SE * 3,469 1,912,489
Insurance 1 .8%
ASR Nederland NV 71,655 4,759,339
15,041,305
NORWAY 0 .9%
Banks 0 .9%
DNB Bank ASA 90,279 2,498,040
RUSSIA 0 .0%
†
Oil, Gas & Consumable Fuels 0 .0%
†
LUKOIL PJSC *^∞ 10,847 0

16 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Putnam International Value Fund
Common Stocks
Shares Value ($)
SINGAPORE 1 .1%
Semiconductors & Semiconductor Equipment 1 .1%
STMicroelectronics NV 100,742 3,065,537
SOUTH AFRICA 0 .5%
Metals & Mining 0 .5%
Anglo American plc 35,542 1,049,245
Valterra Platinum Ltd. * 4,129 181,366
1,230,611
SPAIN 2 .2%
Banks 2 .2%
CaixaBank SA 691,384 5,989,980
SWITZERLAND 0 .9%
Electrical Equipment 0 .9%
ABB Ltd. (Registered) 41,445 2,477,651
UNITED KINGDOM 16 .6%
Banks 5 .9%
Barclays plc 1,566,534 7,255,699
HSBC Holdings plc 684,314 8,285,035
15,540,734
Beverages 1 .6%
Coca-Cola Europacific Partners
plc 46,100 4,274,392
Consumer Staples Distribution & Retail 1 .5%
Tesco plc 705,575 3,886,757
Hotels, Restaurants & Leisure 0 .7%
Compass Group plc 56,438 1,911,565
Industrial REITs 0 .9%
Segro plc 263,239 2,456,217
Personal Care Products 1 .7%
Unilever plc 75,682 4,614,499
Pharmaceuticals 1 .1%
AstraZeneca plc 21,889 3,052,592
Specialty Retail 0 .5%
JD Sports Fashion plc 1,137,436 1,384,407
Tobacco 1 .3%
Imperial Brands plc 90,534 3,574,079
Trading Companies & Distributors 0 .6%
Ashtead Group plc 24,317 1,558,805
Wireless Telecommunication Services 0 .8%
Vodafone Group plc 1,925,706 2,056,487
44,310,534
UNITED STATES 10 .2%
Automobiles 0 .5%
Stellantis NV 130,951 1,313,149
Construction Materials 1 .9%
CRH plc 54,108 5,000,427
Oil, Gas & Consumable Fuels 4 .5%
Shell plc 346,900 12,156,348
Pharmaceuticals 2 .3%
Sanofi SA 62,738 6,070,374
Trading Companies & Distributors 1 .0%
Ferguson Enterprises, Inc. 12,336 2,696,242
27,236,540
Total Common Stocks
(cost $192,902,514) 244,107,249
Short-Term Investment 0 .1%
Shares Value ($)
U.S. Treasury Obligation 0 .1%
Financial Services 0 .1%
U.S. Treasury Bills, 0.00%,
10/02/25 150,000 148,362
Total Short-Term Investment
(cost $148,421) 148,362
Repurchase Agreement 1 .1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.40%, dated 6/30/2025, due
7/1/2025, repurchase price
$2,903,941, collateralized
by U.S. Government Agency
Securities, ranging from
1.00% - 8.50%, maturing
3/1/2026 - 12/20/2073; total
market value $2,961,658.(b)
(c) 2,903,586 2,903,586
Total Repurchase Agreement
(cost $2,903,586) 2,903,586
Total Investments
(cost $195,954,521) — 92.5% 247,159,197
Other assets in excess of liabilities — 7.5% 19,930,125
NET ASSETS — 100.0%
$267,089,322
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $3,785,290, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $2,903,586 and by $1,107,464 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.50% - 6.25%, and maturity dates ranging from
2/15/2026 - 5/15/2051, a total value of $4,011,050.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2025 was $2,903,586.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT Putnam International Value Fund - June 30, 2025 (Unaudited) - Statement of Investments - 17
Forward Foreign Currency Contracts outstanding as of June 30, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 788,900 USD 516,750 Morgan Stanley Co., Inc. 7/16/2025 2,594
AUD 2,116,400 USD 1,326,439 Morgan Stanley Co., Inc. 7/16/2025 66,819
CAD 234,500 USD 167,281 Morgan Stanley Co., Inc. 7/16/2025 5,056
ILS 8,223,900 USD 2,231,542 Morgan Stanley Co., Inc. 7/16/2025 210,160
NZD 827,300 USD 476,545 Westpac Banking Corp. 7/16/2025 27,971
CNH 3,864,500 USD 541,806 Goldman Sachs International
**
8/20/2025 201
CNY 5,641,200 USD 789,488 Morgan Stanley Co., Inc.
**
8/20/2025 609
JPY 1,017,564,700 USD 7,078,411 Morgan Stanley Co., Inc. 8/20/2025 28,537
JPY 23,185,700 USD 160,267 Morgan Stanley Co., Inc. 8/20/2025 1,668
JPY 223,309,200 USD 1,545,363 Morgan Stanley Co., Inc. 8/20/2025 14,289
JPY 95,308,900 USD 650,559 Westpac Banking Corp. 8/20/2025 15,104
KRW 2,001,028,900 USD 1,455,453 Morgan Stanley Co., Inc.
**
8/20/2025 31,958
SGD 132,600 USD 102,143 State Street Bank and Trust Co. 8/20/2025 2,537
SGD 4,346,100 USD 3,347,789 Westpac Banking Corp. 8/20/2025 83,209
USD 1,036,350 JPY 147,963,700 Westpac Banking Corp. 8/20/2025 2,931
CHF 14,058,300 USD 17,323,631 Goldman Sachs International 9/17/2025 569,633
CHF 2,774,900 USD 3,430,539 Morgan Stanley Co., Inc. 9/17/2025 101,326
CHF 771,800 USD 950,914 Westpac Banking Corp. 9/17/2025 31,425
CZK 14,281,400 USD 655,102 Morgan Stanley Co., Inc. 9/17/2025 26,925
DKK 10,286,400 USD 1,581,848 Morgan Stanley Co., Inc. 9/17/2025 51,794
EUR 4,941,700 USD 5,729,642 Morgan Stanley Co., Inc. 9/17/2025 121,806
EUR 4,705,400 USD 5,445,443 Morgan Stanley Co., Inc. 9/17/2025 126,204
GBP 1,936,400 USD 2,619,192 Morgan Stanley Co., Inc. 9/17/2025 40,148
SEK 51,150,500 USD 5,362,711 Morgan Stanley Co., Inc. 9/17/2025 71,760
SEK 4,036,000 USD 423,036 State Street Bank and Trust Co. 9/17/2025 5,768
Total unrealized appreciation 1,640,432
USD 909,110 AUD 1,441,300 Goldman Sachs International 7/16/2025 (39,719)
USD 1,137,089 AUD 1,748,900 Morgan Stanley Co., Inc. 7/16/2025 (14,238)
USD 598,542 AUD 999,700 State Street Bank and Trust Co. 7/16/2025 (59,576)
USD 3,682,568 CAD 5,243,200 Goldman Sachs International 7/16/2025 (170,721)
HKD 5,378,900 USD 689,948 State Street Bank and Trust Co. 8/20/2025 (1,389)
HKD 32,884,600 USD 4,246,763 Westpac Banking Corp. 8/20/2025 (37,168)
USD 991,896 JPY 142,591,100 Morgan Stanley Co., Inc. 8/20/2025 (3,999)
USD 1,021,607 JPY 147,364,500 Westpac Banking Corp. 8/20/2025 (7,627)
USD 730,630 JPY 104,919,800 Westpac Banking Corp. 8/20/2025 (2,159)
USD 687,307 KRW 927,865,000 Goldman Sachs International
**
8/20/2025 (2,396)
USD 763,671 KRW 1,076,012,700 Toronto Dominion Bank
**
8/20/2025 (36,154)
USD 1,167,154 CHF 941,500 Westpac Banking Corp. 9/17/2025 (31,178)
USD 864,954 EUR 730,500 Goldman Sachs International 9/17/2025 (28)
USD 6,535,934 EUR 5,651,300 Morgan Stanley Co., Inc. 9/17/2025 (155,750)
USD 622,079 EUR 537,100 Morgan Stanley Co., Inc. 9/17/2025 (13,899)
USD 9,186,325 EUR 7,982,300 Morgan Stanley Co., Inc. 9/17/2025 (265,488)
USD 7,880,633 EUR 6,877,200 Westpac Banking Corp. 9/17/2025 (262,633)
USD 11,830,398 GBP 8,762,400 Goldman Sachs International 9/17/2025 (203,374)
USD 1,178,067 GBP 874,600 Morgan Stanley Co., Inc. 9/17/2025 (23,059)
USD 123,910 GBP 91,700 Morgan Stanley Co., Inc. 9/17/2025 (2,026)
USD 4,686,264 GBP 3,486,000 Morgan Stanley Co., Inc. 9/17/2025 (101,206)
USD 134,084 GBP 99,300 Westpac Banking Corp. 9/17/2025 (2,289)
USD 465,678 NOK 4,723,600 State Street Bank and Trust Co. 9/17/2025 (3,187)
Total unrealized depreciation (1,439,263)
Net unrealized appreciation 201,169
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CNH Chinese Yuan Renminbi
CHF Swiss franc
CNY Chinese yuan
CZK Czech koruna
DKK Danish krone
EUR Euro

18 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT Putnam International Value Fund
GBP British pound
HKD Hong Kong dollar
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

20 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
Assets:
Investment securities, at value
*
$ 149,261,109
Repurchase agreements, at value —
Cash 659,418
Foreign currencies, at value 65,385
Interest and dividends receivable 341,449
Security lending income receivable —
Receivable for investments sold 43,220
Receivable for capital shares issued 1,244,302
Reclaims receivable 15,758
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 151,630,641
Liabilities:
Payable for investments purchased 40
Payable for capital shares redeemed 1,463,598
Foreign currency overdraft payable (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 104,724
Fund administration fees 30,165
Distribution fees 20,227
Administrative servicing fees 11,417
Accounting and transfer agent fees 372
Trustee fees 20
Deferred capital gain country tax 387,015
Custodian fees 7,077
Compliance program costs (Note 3) 151
Professional fees 27,723
Printing fees 24,859
Other 7,068
Total Liabilities 2,084,456
Commitments and contingencies (Note 3) —
Net Assets $ 149,546,185
* Includes value of securities on loan (Note 2) —
Cost of investment securities 131,844,846
Cost of repurchase agreements —
Cost of foreign currencies 62,967
Represented by:
Capital $ 278,530,655
Total distributable earnings (loss) (128,984,470)
Net Assets $ 149,546,185

International Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 21
NVIT Fidelity
Institutional AM
®
Worldwide Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
NVIT Putnam
International Value
Fund
$ 4,455,110 $ 145,149,023 $ 199,252,441 $ 244,255,611
— 2,202,625 9,706,415 2,903,586
114,362 1,887,593 3,289,400 5,291,048
7,101 28,047 — 170,105
2,524 366,409 143,829 284,872
— 1,566 732 1,066
29,904 2,295,887 2,059,789 —
63,497 386,981 1,538 15,109,605
— 419,861 1,261,946 2,146,800
— — — 1,640,432
3,090 — — —
7,734 10,807 9,796 1,628
26,677 526 608 1,423
4,709,999 152,749,325 215,726,494 271,806,176
21,799 2,352,710 2,279,563 —
20 84,299 184,602 111,793
— — 1,542 —
— — — 1,439,263
— 2,202,625 9,706,415 2,903,586
1,639 93,514 130,146 149,299
5,930 25,343 28,537 33,768
877 13,151 28,850 32,229
66 9,424 26,016 8,197
173 151 — 328
52 44 8 12
— 143,090 — —
9 2,627 6,328 35
10 134 208 256
8,404 25,881 28,350 17,693
— 18,911 31,261 16,953
4 922 10,530 3,442
38,983 4,972,826 12,462,356 4,716,854
— — — —
$ 4,671,016 $ 147,776,499 $ 203,264,138 $ 267,089,322
— 5,477,506 9,392,367 3,785,290
3,908,567 115,108,315 157,600,484 193,050,935
— 2,202,625 9,706,415 2,903,586
7,093 27,872 (1,538) 168,323
$ 4,122,504 $ 102,833,032 $ 190,816,339 $ 196,028,589
548,512 44,943,467 12,447,799 71,060,733
$ 4,671,016 $ 147,776,499 $ 203,264,138 $ 267,089,322

22 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
Net Assets:
Class I Shares $ 52,076,175
Class II Shares 80,489,750
Class D Shares 16,974,030
Class X Shares —
Class Y Shares 6,230
Class Z Shares —
Total $ 149,546,185
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,217,823
Class II Shares 6,653,663
Class D Shares 1,400,721
Class X Shares —
Class Y Shares 505
Class Z Shares —
Total 12,272,712
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12 .35
Class II Shares $ 12 .10
Class D Shares $ 12 .12
Class X Shares $ —
Class Y Shares $ 12 .34
Class Z Shares $ —

International Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 23
NVIT Fidelity
Institutional AM
®
Worldwide Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
NVIT Putnam
International Value
Fund
$ 5,791 $ 80,499,305 $ 60,558,692 $ 28,407,577
4,665,225 67,277,194 142,705,446 —
— — — —
— — — 64,720,371
— — — —
— — — 173,961,374
$ 4,671,016 $ 147,776,499 $ 203,264,138 $ 267,089,322
500 5,680,322 7,215,925 1,997,381
402,958 4,815,504 17,201,346 —
— — — —
— — — 4,586,893
— — — —
— — — 12,367,661
403,458 10,495,826 24,417,271 18,951,935
$ 11 .58 $ 14 .17 $ 8 .39 $ 14 .22
$ 11 .58 $ 13 .97 $ 8 .30 $ —
$ — $ — $ — $ —
$ — $ — $ — $ 14 .11
$ — $ — $ — $ —
$ — $ — $ — $ 14 .07

24 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
INVESTMENT INCOME:
Dividend income $ 2,230,408
Interest income 30,601
Income from securities lending (net of fees) (Note 2) 1,084
Foreign tax withholding (198,564)
Total Income 2,063,529
EXPENSES:
Investment advisory fees 666,214
Fund administration fees 46,448
Distribution fees Class II Shares 96,040
Distribution fees Class D Shares 20,376
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 35,338
Administrative servicing fees Class II Shares 57,624
Administrative servicing fees Class D Shares 19,422
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 32,582
Printing fees 2,962
Trustee fees 2,571
Custodian fees —
Accounting and transfer agent fees 4,669
Compliance program costs (Note 3) 313
Other 1,249
Total expenses before fees waived and expenses reimbursed 985,808
Investment advisory fees waived (Note 3) (61,222)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 924,586
NET INVESTMENT INCOME 1,138,943
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities† 15,071,530
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) (176,743)
Net realized gains (losses) 14,894,787
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 532,287
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 8,162
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 540,449
Net realized/unrealized gains (losses) 15,435,236
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 16,574,179
† Net of capital gain country taxes $ (438,180)
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ 703,763
(a) For the period from April 28, 2025 (commencement of operations) through June 30, 2025.

International Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 25
NVIT Fidelity
Institutional AM
®
Worldwide Fund(a)
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
NVIT Putnam
International Value
Fund
$ 11,708 $ 2,753,590 $ 2,587,315 $ 6,332,058
1,984 30,758 27,595 108,378
— 8,789 5,630 9,538
(1,184) (273,921) (283,273) (561,726)
12,508 2,519,216 2,337,267 5,888,248
3,054 497,897 835,324 872,690
5,997 40,896 50,748 55,887
1,656 71,050 172,994 —
— — — —
— — — 191,080
— 50,726 43,487 19,825
66 42,630 103,797 —
— — — —
— — — 2,933
— — — 7,644
9,917 30,115 28,010 35,521
9 836 2,946 —
84 2,328 3,642 4,404
9 2,947 3,515 5,951
177 4,557 4,696 4,948
10 269 442 524
3 634 770 1,268
20,982 744,885 1,250,371 1,202,675
— — (56,948) —
(15,096) (63,262) (65,410) (2,622)
5,886 681,623 1,128,013 1,200,053
6,622 1,837,593 1,209,254 4,688,195
(4,537) 6,296,267 (3,325,740) 33,836,900
— — — 259,067
(216) 3,052 78,186 174,058
(4,753) 6,299,319 (3,247,554) 34,270,025
546,543 16,341,891 20,391,082 8,709,588
— — — 898,178
100 47,942 133,680 248,715
— — — –
546,643 16,389,833 20,524,762 9,856,481
541,890 22,689,152 17,277,208 44,126,506
$ 548,512 $ 24,526,745 $ 18,486,462 $ 48,814,701
$ — $ (603) $ — $ —
$ — $ (37,979) $ — $ —

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - International Funds
NVIT Fidelity Institutional AM
®
Emerging
Markets Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 1,138,943 $ 1,650,630
Net realized gains (losses) 14,894,787 5,314,843
Net change in unrealized appreciation/depreciation 540,449 1,995,490
Change in net assets resulting from operations 16,574,179 8,960,963
Distributions to Shareholders From:
Distributable earnings:
Class I — (646,192)
Class II — (1,064,970)
Class D — (236,673)
Class Y — (73)
Change in net assets from shareholder distributions — (1,947,908)
Change in net assets from capital transactions (8,478,533) (13,007,061)
Change in net assets 8,095,646 (5,994,006)
Net Assets:
Beginning of period 141,450,539 147,444,545
End of period $ 149,546,185 $ 141,450,539
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,652,173 $ 6,006,514
Dividends reinvested — 646,192
Cost of shares redeemed (5,400,602) (8,617,765)
Total Class I Shares (1,748,429) (1,965,059)
Class II Shares
Proceeds from shares issued 6,426,363 9,078,766
Dividends reinvested — 1,064,970
Cost of shares redeemed (11,345,136) (18,182,332)
Total Class II Shares (4,918,773) (8,038,596)
Class D Shares
Proceeds from shares issued 450,100 802,444
Dividends reinvested — 236,673
Cost of shares redeemed (2,261,431) (4,042,596)
Total Class D Shares (1,811,331) (3,003,479)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — 73
Cost of shares redeemed — —
Total Class Y Shares — 73
Change in net assets from capital transactions $ (8,478,533) $ (13,007,061)

International Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 27
NVIT Fidelity
Institutional AM
®
Worldwide Fund NVIT International Equity Fund
Period Ended
June 30, 2025(a)
(Unaudited)
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 6,622 $ 1,837,593 $ 1,653,223
(4,753) 6,299,319 10,009,438
546,643 16,389,833 (1,856,620)
548,512 24,526,745 9,806,041
— — (1,488,616)
— — (1,052,654)
— — —
— — —
— — (2,541,270)
4,122,504 14,904,994 10,509,065
4,671,016 39,431,739 17,773,836
108,344,760 90,570,924
$ 4,671,016 $ 147,776,499 $ 108,344,760
$ 5,000 $ 19,446,579 $ 17,621,380
— — 1,488,616
— (10,946,364) (12,539,746)
5,000 8,500,215 6,570,250
4,119,682 11,281,095 10,471,697
— — 1,052,654
(2,178) (4,876,316) (7,585,536)
4,117,504 6,404,779 3,938,815
— — —
— — —
— — —
— — —
— — —
— — —
— — —
— — —
$ 4,122,504 $ 14,904,994 $ 10,509,065

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - International Funds
NVIT Fidelity Institutional AM
®
Emerging
Markets Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 309,742 539,596
Reinvested — 59,284
Redeemed (477,754) (788,341)
Total Class I Shares (168,012) (189,461)
Class II Shares
Issued 576,111 844,793
Reinvested — 99,530
Redeemed (1,006,828) (1,666,258)
Total Class II Shares (430,717) (721,935)
Class D Shares
Issued 39,371 73,803
Reinvested — 22,078
Redeemed (203,049) (373,249)
Total Class D Shares (163,678) (277,368)
Class Y Shares
Issued — —
Reinvested — 7
Redeemed — —
Total Class Y Shares — 7
Total change in shares (762,407) (1,188,757)
(a) For the period from April 28, 2025 (commencement of operations) through June 30, 2025.

International Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 29
NVIT Fidelity
Institutional AM
®
Worldwide Fund NVIT International Equity Fund
Period Ended
June 30, 2025(a)
(Unaudited)
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
500 1,512,444 1,492,500
— — 124,986
— (851,716) (1,059,690)
500 660,728 557,796
403,156 885,235 894,443
— — 89,777
(198) (392,069) (671,403)
402,958 493,166 312,817
— — —
— — —
— — —
— — —
— — —
— — —
— — —
— — —
403,458 1,153,894 870,613

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - International Funds
NVIT NS Partners International Focused
Growth Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 1,209,254 $ 636,207
Net realized gains (losses) (3,247,554) 8,662,651
Net change in unrealized appreciation/depreciation 20,524,762 (11,206,282)
Change in net assets resulting from operations 18,486,462 (1,907,424)
Distributions to Shareholders From:
Distributable earnings:
Class I — (208,363)
Class II — (341,732)
Class X — —
Class Z — —
Change in net assets from shareholder distributions — (550,095)
Change in net assets from capital transactions (6,777,489) (32,381,501)
Change in net assets 11,708,973 (34,839,020)
Net Assets:
Beginning of period 191,555,165 226,394,185
End of period $ 203,264,138 $ 191,555,165
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 367,003 $ 1,182,299
Dividends reinvested — 208,363
Cost of shares redeemed (3,524,588) (9,546,162)
Total Class I Shares (3,157,585) (8,155,500)
Class II Shares
Proceeds from shares issued 8,399,433 2,976,577
Dividends reinvested — 341,732
Cost of shares redeemed (12,019,337) (27,544,310)
Total Class II Shares (3,619,904) (24,226,001)
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (6,777,489) $ (32,381,501)

International Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 31
NVIT Putnam International Value Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 4,688,195 $ 6,591,345
34,270,025 7,007,833
9,856,481 (4,565,799)
48,814,701 9,033,379
— (1,561,883)
— —
— (3,327,131)
— (9,157,628)
— (14,046,642)
(4,927,414) (6,282,967)
43,887,287 (11,296,230)
223,202,035 234,498,265
$ 267,089,322 $ 223,202,035
$ 373,051 $ 434,842
— 1,561,883
(2,190,285) (4,096,720)
(1,817,234) (2,099,995)
— —
— —
— —
— —
4,928,998 18,694,542
— 3,327,131
(6,450,153) (11,188,216)
(1,521,155) 10,833,457
24,473,653 11,287,308
— 9,157,628
(26,062,678) (35,461,365)
(1,589,025) (15,016,429)
$ (4,927,414) $ (6,282,967)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - International Funds
NVIT NS Partners International Focused
Growth Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 47,106 147,379
Reinvested — 25,513
Redeemed (448,466) (1,180,802)
Total Class I Shares (401,360) (1,007,910)
Class II Shares
Issued 1,114,927 369,066
Reinvested — 42,294
Redeemed (1,540,499) (3,462,698)
Total Class II Shares (425,572) (3,051,338)
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (826,932) (4,059,248)

International Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT Putnam International Value Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
28,744 35,598
— 128,922
(169,789) (340,419)
(141,045) (175,899)
— —
— —
— —
— —
381,289 1,485,838
— 276,938
(501,713) (916,928)
(120,424) 845,848
1,851,551 930,077
— 764,552
(2,042,446) (2,975,980)
(190,895) (1,281,351)
(452,364) (611,402)

34 - Financial Highlights - June 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity Institutional AM
®
Emerging Markets Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 10.99 $ 0.10 $ 1.26 $ 1.36 $ — $ — $ — $ 12.35 12.37% $ 52,076 1.14% 1.79% 1.23% 98.49%
12/31/2024 10.48 0.14 0.52 0.66 (0.15) — (0.15) 10.99 6.28% 48,188 1.17% 1.27% 1.25% 59.43%
12/31/2023 10.24 0.10 0.32 0.42 (0.18) — (0.18) 10.48 4.16% 47,941 1.11% 0.92% 1.20% 71.45%
12/31/2022 13.74 0.13 (3.53) (3.40) (0.10) — (0.10) 10.24 (24.75)% 47,205 1.08% 1.20% 1.17% 62.21%
12/31/2021 14.96 0.12 (1.20) (1.08) (0.14) — (0.14) 13.74 (7.28)% 60,015 1.10% 0.77% 1.18% 121.44%
12/31/2020 13.45 0.13 1.62 1.75 (0.24) — (0.24) 14.96 13.30% 67,331 1.12% 1.02% 1.18% 25.45%
Class II Shares
6/30/2025 (Unaudited) 10.78 0.09 1.23 1.32 — — — 12.10 12.24% 80,490 1.39% 1.56% 1.48% 98.49%
12/31/2024 10.31 0.11 0.51 0.62 (0.15) — (0.15) 10.78 6.00% 76,359 1.42% 1.04% 1.51% 59.43%
12/31/2023 10.08 0.07 0.31 0.38 (0.15) — (0.15) 10.31 3.86% 80,468 1.36% 0.66% 1.45% 71.45%
12/31/2022 13.52 0.10 (3.47) (3.37) (0.07) — (0.07) 10.08 (24.92)% 80,197 1.33% 0.95% 1.42% 62.21%
12/31/2021 14.76 0.07 (1.17) (1.10) (0.14) — (0.14) 13.52 (7.51)% 107,438 1.35% 0.47% 1.43% 121.44%
12/31/2020 13.28 0.09 1.60 1.69 (0.21) — (0.21) 14.76 13.00% 59,555 1.37% 0.78% 1.43% 25.45%
Class D Shares
6/30/2025 (Unaudited) 10.80 0.08 1.24 1.32 — — — 12.12 12.22% 16,974 1.48% 1.44% 1.57% 98.49%
12/31/2024 10.33 0.11 0.51 0.62 (0.15) — (0.15) 10.80 5.99% 16,898 1.45% 1.00% 1.54% 59.43%
12/31/2023 10.10 0.07 0.31 0.38 (0.15) — (0.15) 10.33 3.80% 19,031 1.39% 0.64% 1.48% 71.45%
12/31/2022 13.49 0.10 (3.47) (3.37) (0.02) — (0.02) 10.10 (24.99)% 19,013 1.39% 0.87% 1.48% 62.21%
12/31/2021 14.74 0.07 (1.18) (1.11) (0.14) — (0.14) 13.49 (7.59)% 28,779 1.44% 0.44% 1.52% 121.44%
12/31/2020 13.26 0.08 1.60 1.68 (0.20) — (0.20) 14.74 12.92% 37,053 1.46% 0.67% 1.52% 25.45%
Class Y Shares
6/30/2025 (Unaudited) 10.97 0.11 1.26 1.37 — — — 12.34 12.49%(g) 6 1.00% 1.97% 1.06% 98.49%
12/31/2024 10.45 0.16 0.51 0.67 (0.15) — (0.15) 10.97 6.40%(g) 6 1.02% 1.41% 1.08% 59.43%
12/31/2023 10.23 0.12 0.30 0.42 (0.20) — (0.20) 10.45 4.13%(g) 5 0.93% 1.19% 1.02% 71.45%
12/31/2022 13.75 0.15 (3.53) (3.38) (0.14) — (0.14) 10.23 (24.60)% 334,033 0.93% 1.36% 1.02% 62.21%
12/31/2021 14.95 0.14 (1.20) (1.06) (0.14) — (0.14) 13.75 (7.15)% 384,522 0.95% 0.92% 1.03% 121.44%
12/31/2020 13.45 0.16 1.60 1.76 (0.26) — (0.26) 14.95 13.37% 433,936 0.97% 1.30% 1.03% 25.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - June 30, 2025 (Unaudited) - Financial Highlights - 35
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity Institutional AM
®
Worldwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025(g)
(Unaudited) $ 10.00 $ 0.03 $ 1.55 $ 1.58 $ — $ — $ — $ 11.58 15.80% $ 6 0.63% 1.47% 2.99% 24.43%
Class II Shares
6/30/2025(g)
(Unaudited) 10.00 0.02 1.56 1.58 — — — 11.58 15.80% 4,665 0.89% 1.00% 3.16% 24.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from April 28, 2025 (commencement of operations) through June 30, 2025. Total return is calculated based on inception date of April 25, 2025 through
June 30, 2025.

36 - Financial Highlights - June 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 11.67 $ 0.20 $ 2.30 $ 2.50 $ — $ — $ — $ 14.17 21.42% $ 80,499 0.98% 3.07% 1.08% 40.35%
12/31/2024 10.75 0.21 1.01 1.22 (0.30) — (0.30) 11.67 11.31% 58,566 0.98% 1.75% 1.12% 81.82%
12/31/2023 9.08 0.26 1.69 1.95 (0.28) — (0.28) 10.75 21.70% 47,984 0.98% 2.59% 1.12% 74.54%
12/31/2022 12.75 0.37 (2.25) (1.88) (0.38) (1.41) (1.79) 9.08 (14.12)% 44,377 1.11% 3.54% 1.12% 68.60%
12/31/2021 11.61 0.30 1.17 1.47 (0.33) — (0.33) 12.75 12.66% 56,158 1.13% 2.34% 1.14% 86.05%
12/31/2020 10.88 0.15 0.70 0.85 (0.12) — (0.12) 11.61 7.95% 54,133 1.16% 1.48% 1.17% 95.01%
Class II Shares
6/30/2025 (Unaudited) 11.52 0.18 2.27 2.45 — — — 13.97 21.27% 67,277 1.23% 2.81% 1.33% 40.35%
12/31/2024 10.62 0.17 1.00 1.17 (0.27) — (0.27) 11.52 11.01% 49,779 1.23% 1.49% 1.37% 81.82%
12/31/2023 8.97 0.23 1.68 1.91 (0.26) — (0.26) 10.62 21.46% 42,587 1.23% 2.29% 1.37% 74.54%
12/31/2022 12.63 0.34 (2.23) (1.89) (0.36) (1.41) (1.77) 8.97 (14.38)% 36,875 1.36% 3.28% 1.37% 68.60%
12/31/2021 11.50 0.26 1.16 1.42 (0.29) — (0.29) 12.63 12.40% 46,879 1.38% 2.08% 1.39% 86.05%
12/31/2020 10.78 0.12 0.70 0.82 (0.10) — (0.10) 11.50 7.69% 47,927 1.41% 1.22% 1.42% 95.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - June 30, 2025 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 7.64 $ 0.06 $ 0.69 $ 0.75 $ — $ — $ — $ 8.39 9.82% $ 60,559 0.97% 1.41% 1.10% 34.68%
12/31/2024 7.77 0.04 (0.14) (0.10) (0.03) — (0.03) 7.64 (1.35)% 58,217 0.98% 0.47% 1.10% 46.95%
12/31/2023 6.85 0.04 1.02 1.06 (0.14) — (0.14) 7.77 15.67% 67,051 0.97% 0.53% 1.10% 27.79%
12/31/2022 11.56 0.05 (4.45) (4.40) (g) — (0.31) (0.31) 6.85 (37.93)%(g) 61,455 0.97% 0.66% 1.15% 94.95%
12/31/2021 12.09 (0.05) (0.02) (0.07) (0.05) (0.41) (0.46) 11.56 (1.08)% 103,199 0.97% (0.42)% 1.10% 21.23%
12/31/2020 11.26 0.08 4.93 5.01 (0.13) (4.05) (4.18) 12.09 51.04% 112,437 0.97% 0.69% 1.16% 45.67%
Class II Shares
6/30/2025 (Unaudited) 7.56 0.04 0.70 0.74 — — — 8.30 9.79% 142,705 1.22% 1.16% 1.35% 34.68%
12/31/2024 7.71 0.02 (0.15) (0.13) (0.02) — (0.02) 7.56 (1.72)% 133,339 1.23% 0.22% 1.35% 46.95%
12/31/2023 6.77 0.02 1.02 1.04 (0.10) — (0.10) 7.71 15.54% 159,343 1.22% 0.28% 1.35% 27.79%
12/31/2022 11.46 0.03 (4.41) (4.38) (g) — (0.31) (0.31) 6.77 (38.08)%(g) 159,211 1.22% 0.42% 1.40% 94.95%
12/31/2021 12.01 (0.09) (0.02) (0.11) (0.03) (0.41) (0.44) 11.46 (1.41)% 226,592 1.22% (0.68)% 1.35% 21.23%
12/31/2020 11.20 0.04 4.92 4.96 (0.10) (4.05) (4.15) 12.01 50.76% 138,672 1.22% 0.39% 1.41% 45.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 for both Class I and Class II.
Excluding the settlement proceeds, the Class I and Class II total returns are -38.58% and -38.68% respectively. (Note 10)

38 - Financial Highlights - June 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Putnam International Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2025 (Unaudited) $ 11.61 $ 0.26 $ 2.35 $ 2.61 $ — $ — $ — $ 14.22 22.48% $ 28,408 0.97% 4.00% 0.97% 90.22%
12/31/2024 11.81 0.35 0.19 0.54 (0.74) — (0.74) 11.61 4.34%(g) 24,819 0.99% 2.86% 0.99% 55.80%
12/31/2023 10.48 0.35 1.26 1.61 (0.28) — (0.28) 11.81 15.46% 27,342 1.00% 3.10% 1.00% 37.23%
12/31/2022 11.60 0.30 (1.03) (0.73) (0.39) — (0.39) 10.48 (5.99)% 27,292 0.98% 2.85% 0.98% 38.18%
12/31/2021 10.76 0.29 0.83 1.12 (0.28) — (0.28) 11.60 10.40% 32,733 1.02% 2.50% 1.03% 36.23%
12/31/2020 10.37 0.17 0.35 0.52 (0.13) — (0.13) 10.76 5.18% 199,236 1.02% 1.80% 1.02% 127.19%(h)
Class X Shares
6/30/2025 (Unaudited) 11.51 0.26 2.34 2.60 — — — 14.11 22.59% 64,720 0.83% 4.16% 0.83% 90.22%
12/31/2024 11.72 0.35 0.20 0.55 (0.76) — (0.76) 11.51 4.44% 54,163 0.85% 2.94% 0.85% 55.80%
12/31/2023 10.41 0.36 1.26 1.62 (0.31) — (0.31) 11.72 15.67% 45,256 0.87% 3.24% 0.87% 37.23%
12/31/2022 11.51 0.31 (1.02) (0.71) (0.39) — (0.39) 10.41 (5.86)% 41,808 0.84% 3.00% 0.84% 38.18%
12/31/2021 10.76 0.31 0.83 1.14 (0.39) — (0.39) 11.51 10.58% 43,911 0.88% 2.62% 0.89% 36.23%
12/31/2020(i) 9.37 0.01 1.38 1.39 — — — 10.76 14.83% 41,215 0.91% 0.49% 0.91% 127.19%(h)
Class Z Shares
6/30/2025 (Unaudited) 11.48 0.24 2.35 2.59 — — — 14.07 22.56% 173,961 1.08% 3.84% 1.08% 90.22%
12/31/2024 11.70 0.33 0.18 0.51 (0.73) — (0.73) 11.48 4.10% 144,220 1.10% 2.78% 1.10% 55.80%
12/31/2023 10.38 0.33 1.25 1.58 (0.26) — (0.26) 11.70 15.36% 161,900 1.11% 2.98% 1.11% 37.23%
12/31/2022 11.51 0.29 (1.03) (0.74) (0.39) — (0.39) 10.38 (6.13)% 176,115 1.09% 2.75% 1.09% 38.18%
12/31/2021 10.76 0.28 0.83 1.11 (0.36) — (0.36) 11.51 10.28% 203,813 1.13% 2.36% 1.14% 36.23%
12/31/2020(i) 9.37 — 1.39 1.39 — — — 10.76 14.83% 63,808 1.17% 0.22% 1.17% 127.19%(h)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Excludes merger activity.
(i) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9, 2020 through December 31, 2020.

International Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 39
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly, NVIT Emerging Markets Fund) ("Emerging
Markets")
NVIT Fidelity Institutional AM
®
Worldwide Fund ("Worldwide")
NVIT International Equity Fund ("International Equity")
NVIT NS Partners International Focused Growth Fund ("International Focused Growth")
NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund) ("International Value")
Shares of Worldwide, International Equity, International Focused Growth and International Value are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity
Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Shares of Emerging
Markets are held by separate accounts established by NLIC and NLAIC, other affiliated and unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective January 31, 2025, NVIT Columbia Overseas Value Fund was renamed to NVIT Putnam International Value Fund.
Effective March 3, 2025, NVIT Emerging Markets Fund was renamed to NVIT Fidelity Institutional AM
®
Emerging Markets Fund.
Worldwide commenced operations on April 28, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

40 - Notes to Financial Statements - June 30, 2025 (Unaudited) - International Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

International Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 41
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,419,001 $ – $ 2,419,001
Automobile Components – 1,951,838 – 1,951,838
Banks 8,101,775 23,318,941 – 31,420,716
Beverages 2,080,196 – – 2,080,196
Broadline Retail 5,468,171 – – 5,468,171
Construction & Engineering – 2,914,918 – 2,914,918
Construction Materials 1,873,872 2,297,617 – 4,171,489
Consumer Staples Distribution & Retail 5,670,987 – – 5,670,987
Diversified Consumer Services 1,508,472 – – 1,508,472
Electrical Equipment – 1,100,342 – 1,100,342
Electronic Equipment, Instruments &
Components – 1,338,483 – 1,338,483
Financial Services – 1,458,675 – 1,458,675
Ground Transportation 3,758,050 – – 3,758,050
Hotels, Restaurants & Leisure – 2,181,270 – 2,181,270
Household Durables – 1,881,627 – 1,881,627
Insurance – 7,110,160 – 7,110,160
Interactive Media & Services – 12,453,635 – 12,453,635
IT Services – 2,007,037 – 2,007,037
Life Sciences Tools & Services – 2,825,495 – 2,825,495
Machinery – 4,863,795 – 4,863,795
Metals & Mining 7,572,704 4,704,105 – 12,276,809
Oil, Gas & Consumable Fuels 2,389,410 2,285,506 – 4,674,916
Pharmaceuticals – 2,521,422 – 2,521,422
Semiconductors & Semiconductor
Equipment – 14,566,026 – 14,566,026
Technology Hardware, Storage &
Peripherals – 9,652,537 – 9,652,537
Textiles, Apparel & Luxury Goods – 2,218,646 – 2,218,646
Wireless Telecommunication Services 2,330,406 2,435,990 – 4,766,396
Total $ 40,754,043 $ 108,507,066 $ – $ 149,261,109
Worldwide
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 51,764 $ 13,257 $ – $ 65,021
Air Freight & Logistics – 45,120 – 45,120
Automobile Components 6,206 8,482 – 14,688
Automobiles 1,906 14,696 – 16,602
Banks 59,850 175,663 – 235,513
Beverages – 14,639 – 14,639
Broadline Retail 240,814 11,652 – 252,466
Building Products – 14,287 – 14,287
Capital Markets 418,664 25,283 – 443,947
Chemicals – 25,782 – 25,782
Commercial Services & Supplies – 9,634 – 9,634
Communications Equipment 49,121 – – 49,121

42 - Notes to Financial Statements - June 30, 2025 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Construction Materials $ – $ 14,754 $ – $ 14,754
Consumer Staples Distribution & Retail 16,585 – – 16,585
Diversified Telecommunication Services – 10,805 – 10,805
Electrical Equipment 126,891 15,655 – 142,546
Electronic Equipment, Instruments &
Components 120,827 23,729 – 144,556
Energy Equipment & Services – 14,435 – 14,435
Entertainment 93,644 30,693 – 124,337
Financial Services 37,326 16,128 – 53,454
Food Products – 19,200 – 19,200
Ground Transportation 8,480 – – 8,480
Health Care Equipment & Supplies 58,074 13,461 – 71,535
Health Care Providers & Services – 11,970 – 11,970
Hotels, Restaurants & Leisure 114,473 37,789 – 152,262
Household Durables 66,411 27,025 – 93,436
Industrial REITs 23,337 – – 23,337
Insurance – 116,591 – 116,591
Interactive Media & Services 322,385 56,815 – 379,200
IT Services 204,080 20,812 – 224,892
Leisure Products – 24,942 – 24,942
Life Sciences Tools & Services – 30,918 – 30,918
Machinery 31,845 – – 31,845
Metals & Mining 16,254 7,686 – 23,940
Oil, Gas & Consumable Fuels 82,189 – – 82,189
Paper & Forest Products – 6,389 – 6,389
Passenger Airlines 1,593 – – 1,593
Pharmaceuticals 21,827 50,199 – 72,026
Professional Services 7,216 40,856 – 48,072
Real Estate Management & Development – 30,601 – 30,601
Semiconductors & Semiconductor
Equipment 523,388 25,997 – 549,385
Software 329,185 21,902 – 351,087
Specialized REITs 33,438 18,493 – 51,931
Specialty Retail – 54,579 – 54,579
Technology Hardware, Storage &
Peripherals 55,191 12,951 – 68,142
Textiles, Apparel & Luxury Goods – 21,463 – 21,463
Tobacco 63,199 19,828 – 83,027
Trading Companies & Distributors 33,590 26,827 – 60,417
Wireless Telecommunication Services 53,370 – – 53,370
Total $ 3,273,123 $ 1,181,988 $ – $ 4,455,111
International Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 3,996,916 $ – $ 3,996,916
Automobile Components 1,346,857 2,065,400 – 3,412,257
Automobiles – 2,876,312 – 2,876,312
Banks 106,250 22,593,425 – 22,699,675
Beverages 710,936 141,701 – 852,637
Broadline Retail 1,728,092 2,473,625 – 4,201,717
Building Products – 855,677 – 855,677
Capital Markets – 2,513,928 – 2,513,928
Chemicals – 1,700,276 – 1,700,276
Commercial Services & Supplies – 1,211,690 – 1,211,690
Communications Equipment 180,912 198,898 – 379,810
Construction & Engineering – 2,084,035 – 2,084,035

International Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 43
Level 1 Level 2 Level 3 Total
Assets:
Construction Materials $ – $ 462,336 $ – $ 462,336
Consumer Finance 252,876 264,154 – 517,030
Consumer Staples Distribution & Retail 1,415,911 1,939,580 – 3,355,491
Diversified REITs – 199,715 – 199,715
Diversified Telecommunication Services – 1,555,327 – 1,555,327
Electric Utilities – 2,401,186 – 2,401,186
Electrical Equipment – 5,149,327 – 5,149,327
Electronic Equipment, Instruments &
Components – 1,594,051 – 1,594,051
Energy Equipment & Services – 275,991 – 275,991
Entertainment 951,227 1,880,747 – 2,831,974
Financial Services – 2,163,064 – 2,163,064
Food Products – 3,350,302 – 3,350,302
Gas Utilities – 161,367 – 161,367
Ground Transportation – 483,601 – 483,601
Health Care Providers & Services 132,828 – – 132,828
Hotels, Restaurants & Leisure – 1,875,551 – 1,875,551
Household Durables – 1,242,712 – 1,242,712
Household Products – 668,691 – 668,691
Independent Power and Renewable
Electricity Producers – 262,145 – 262,145
Insurance 2,120,222 6,840,411 – 8,960,633
Interactive Media & Services 277,822 2,841,480 – 3,119,302
IT Services 1,373,432 2,485,697 – 3,859,129
Leisure Products – 829,207 – 829,207
Machinery 228,606 2,322,964 – 2,551,570
Marine Transportation 259,364 – – 259,364
Metals & Mining 3,564,047 3,156,122 – 6,720,169
Multi-Utilities – 424,220 – 424,220
Oil, Gas & Consumable Fuels 2,425,600 3,374,960 – 5,800,560
Passenger Airlines – 1,974,179 – 1,974,179
Personal Care Products – 1,206,531 – 1,206,531
Pharmaceuticals 1,589,700 10,059,530 – 11,649,230
Professional Services – 1,524,574 – 1,524,574
Real Estate Management & Development 164,450 1,530,578 – 1,695,028
Semiconductors & Semiconductor
Equipment 308,499 9,763,685 – 10,072,184
Software 676,315 218,407 – 894,722
Specialty Retail – 830,057 – 830,057
Technology Hardware, Storage &
Peripherals – 2,897,273 – 2,897,273
Tobacco – 323,283 – 323,283
Trading Companies & Distributors 870,034 – – 870,034
Transportation Infrastructure – 531,453 – 531,453
Water Utilities 572,777 – – 572,777
Wireless Telecommunication Services – 2,115,925 – 2,115,925
Total Common Stocks $ 21,256,757 $ 123,892,266 $ – $ 145,149,023
Repurchase Agreement – 2,202,625 – 2,202,625
Warrants – – – –
Total $ 21,256,757 $ 126,094,891 $ – $ 147,351,648
International Focused Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ 199,252,441 $ – $ 199,252,441
Repurchase Agreements – 9,706,415 – 9,706,415
Total $ – $ 208,958,856 $ – $ 208,958,856

44 - Notes to Financial Statements - June 30, 2025 (Unaudited) - International Funds
International Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 6,580,724 $ – $ 6,580,724
Air Freight & Logistics – 2,490,490 – 2,490,490
Automobiles – 1,313,149 – 1,313,149
Banks – 63,254,028 – 63,254,028
Beverages 4,274,392 2,775,753 – 7,050,145
Biotechnology – 1,912,489 – 1,912,489
Broadline Retail – 1,337,011 – 1,337,011
Building Products – 4,224,736 – 4,224,736
Chemicals – 1,907,858 – 1,907,858
Construction Materials – 5,000,427 – 5,000,427
Consumer Staples Distribution & Retail – 6,860,163 – 6,860,163
Diversified REITs – 1,857,210 – 1,857,210
Diversified Telecommunication Services – 7,989,834 – 7,989,834
Electrical Equipment – 2,477,651 – 2,477,651
Food Products – 2,741,561 – 2,741,561
Health Care Equipment & Supplies – 3,715,777 – 3,715,777
Hotels, Restaurants & Leisure – 1,911,565 – 1,911,565
Household Durables – 5,661,877 – 5,661,877
Industrial Conglomerates – 4,347,767 – 4,347,767
Industrial REITs – 2,456,217 – 2,456,217
Insurance – 25,852,036 – 25,852,036
Machinery – 6,212,810 – 6,212,810
Metals & Mining 181,366 4,024,919 – 4,206,285
Multi-Utilities – 8,662,462 – 8,662,462
Oil, Gas & Consumable Fuels 3,735,256 12,156,348 – 15,891,604
Passenger Airlines – 4,151,312 – 4,151,312
Personal Care Products – 4,614,499 – 4,614,499
Pharmaceuticals – 11,465,970 – 11,465,970
Semiconductors & Semiconductor
Equipment – 3,065,537 – 3,065,537
Specialty Retail – 1,384,407 – 1,384,407
Textiles, Apparel & Luxury Goods – 3,670,913 – 3,670,913
Tobacco – 3,574,079 – 3,574,079
Trading Companies & Distributors – 11,802,921 – 11,802,921
Wireless Telecommunication Services – 4,461,735 – 4,461,735
Total Common Stocks $ 8,191,014 $ 235,916,235 $ – $ 244,107,249
Forward Foreign Currency Contracts – 1,640,432 – 1,640,432
Repurchase Agreement – 2,903,586 – 2,903,586
Short-Term Investment – 148,362 – 148,362
Total Assets $ 8,191,014 $ 240,608,615 $ – $ 248,799,629
Liabilities:
Forward Foreign Currency Contracts $ – $ (1,439,263) $ – $ (1,439,263)
Total Liabilities $ – $ (1,439,263) $ – $ (1,439,263)
Total $ 8,191,014 $ 239,169,352 $ – $ 247,360,366
As of June 30, 2025, Emerging Markets held four common stock investments that were categorized as Level 3 investments which were each valued at $0.
As of June 30, 2025, International Equity held one warrant investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2025, International Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

International Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 45
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2025, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
Fund
Foreign Currency
Amount (USD)
International Focused Growth $ 1,542

46 - Notes to Financial Statements - June 30, 2025 (Unaudited) - International Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2025:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2025:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
International Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 1,640,432
Total $ 1,640,432
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (1,439,263)
Total $ (1,439,263)
International Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 259,067
Total $ 259,067
International Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 898,178
Total $ 898,178
International Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 44,534,099
Average Settlement Value Sold $ 32,160,064

International Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 47
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2025:
(e) Securities Lending
During the six months ended June 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized
International Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 569,834 $ (416,238) $ — $ 153,596
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 901,653 (579,665) — 321,988
State Street Bank and
Trust Co.
Forward Foreign
Currency Contracts $ 8,305 $ (8,305) $ — $ —
Westpac Banking
Corp.
Forward Foreign
Currency Contracts 160,640 (160,640) — —
Total $ 1,640,432 $ (1,164,848) $ — $ 475,584
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts (416,238) 416,238 — —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (579,665) 579,665 — —
State Street Bank and
Trust Co.
Forward Foreign
Currency Contracts $ (64,152) $ 8,305 $ — $ (55,847)
Toronto Dominion
Bank
Forward Foreign
Currency Contracts (36,154) — — (36,154)
Westpac Banking
Corp.
Forward Foreign
Currency Contracts (343,054) 160,640 — (182,414)
Total $ (1,439,263) $ 1,164,848 $ — $ (274,415)

48 - Notes to Financial Statements - June 30, 2025 (Unaudited) - International Funds
by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(f) Joint Repurchase Agreements
During the six months ended June 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
International Equity $ 2,202,625
International Focused Growth 9,706,415
International Value 2,903,586

International Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 49
As of June 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2025, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 4.37%, dated 6/30/2025, due 7/1/2025, repurchase price $101,012,261, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/30/2025 - 11/15/2054; total market value
$103,020,000.
Cantor Fitzgerald & Co., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $139,383,070, collateralized by U.S.
Government Agency Securities, ranging from 1.00% - 8.50%, maturing 3/1/2026 - 12/20/2073; total market value $142,153,358.
MetLife, Inc., 4.40%, dated 6/30/2025, due 7/1/2025, repurchase price $55,006,722, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 11/15/2027 - 11/15/2045; total market value $56,129,310.
International Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,202,625 $ – $ 2,202,625 $ (2,202,625) $ –
Total $ 2,202,625 $ – $ 2,202,625 $ (2,202,625) $ –
International Focused Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 5,706,415 – 5,706,415 (5,706,415) –
MetLife, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Total $ 9,706,415 $ – $ 9,706,415 $ (9,706,415) $ –

50 - Notes to Financial Statements - June 30, 2025 (Unaudited) - International Funds
(g) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(h) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(i) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make
International Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,903,586 $ – $ 2,903,586 $ (2,903,586) $ –
Total $ 2,903,586 $ – $ 2,903,586 $ (2,903,586) $ –

International Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 51
distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(k) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(l) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2025, the subadviser for each Fund is as follows:
Fund Subadviser
Emerging Markets (a) FIAM LLC ("FIAM")
Worldwide FIAM
International Equity Lazard Asset Management, LLC
International Focused Growth NS Partners Ltd
International Value (b) Putnam Investment Management, LLC
(a) Effective February 25, 2025, FIAM LLC was appointed as the subadviser to the Fund. Effective February 25, 2025, NS Partners Ltd
was terminated and ceased serving as subadviser to the Fund.
(b) Effective January 31, 2025, Putnam Investment Management, LLC was appointed as the subadviser to the Fund. Effective January
31, 2025, Columbia Management Investment Advisers, LLC was terminated and ceased serving as subadviser to the Fund.

52 - Notes to Financial Statements - June 30, 2025 (Unaudited) - International Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Prior to January 31, 2025, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on the Funds' average daily net assets according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
During the six months ended June 30, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2025, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
Worldwide Up to $1 billion 0.47%
$1 billion and more 0.42%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
International Focused Growth Up to $500 million 0.85%
$500 million up to $1 billion 0.82%
$1 billion and more 0.80%
International Value Up to $1 billion 0.73%
$1 billion and more 0.68%
Fund Fee Schedule
Advisory Fee
(annual rate)
International Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
Emerging Markets 0.0873%
International Focused Growth 0.058
Fund Amount
Emerging Markets $ 61,222
International Focused Growth 56,948
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Emerging Markets 0.95% 0.86% 0.86%
Worldwide 0.46 N/A 0.00
International Equity 0.80 N/A 0.70
International Focused Growth 0.85 0.79 0.73
International Value 0.73 N/A 0.73
*
Please see above for additional information regarding contractual waivers.

International Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 53
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $199,976 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
Emerging Markets All Classes 1.20%
Worldwide All Classes 0.62
International Equity All Classes 0.83
International Focused Growth All Classes 0.88
International Value All Classes 0.82 (a)
(a) Effective January 31, 2025, prior to this the expense limitation rate was 0.87%.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
June 30, 2025
Amount Total
Emerging Markets $ — $ — $ — $ — $ —
Worldwide — — — 15,096(a) 15,096
International Equity — 117,502 144,317 63,262 325,081
International Focused Growth 170,298 142,899 136,989 65,410 515,596
International Value — — — 2,622 2,622
(a) For the period from April 28, 2025 (commencement of operations) through June 30, 2025.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

54 - Notes to Financial Statements - June 30, 2025 (Unaudited) - International Funds
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $1,558.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
For the six months ended June 30, 2025, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2025, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such
Fund Class I Class II Class D Class X Class Z
Emerging Markets 0.15% 0.15% 0.24 % N/A N/A
Worldwide N/A 0.01 N/A N/A N/A
International Equity 0.15 0.15 N/A N/A N/A
International Focused Growth 0.15 0.15 N/A N/A N/A
International Value 0.15 N/A N/A 0.01% 0.01%
N/A — Not Applicable.
Fund Amount
Emerging Markets $ 112,384
Worldwide 66
International Equity 93,356
International Focused Growth 147,284
International Value 30,402

International Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 55
amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases Sales
Emerging Markets $ 138,504,311 $ 146,539,791
Worldwide 4,663,540 749,605
International Equity 64,835,207 50,238,894
International Focused Growth 67,870,647 75,467,457
International Value 211,533,296 230,564,983

56 - Notes to Financial Statements - June 30, 2025 (Unaudited) - International Funds
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Federal Tax Information
As of June 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
10. Settlement Proceeds
During the year ended December 31, 2022, International Focused Growth reached a settlement agreement in the amount of
$2,187,429 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
On June 10, 2025, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously approved a Plan of Reorganization between NVIT NS Partners International Focused Growth Fund (“International Focused Growth") and
NVIT International Equity Fund (“International Equity”), each a series of the Trust, pursuant to which International Focused Growth will be merged into International Equity (the “Merger”). Shareholders of International Focused Growth were not required, and were not requested, to approve the Merger. Further information regarding the details of the Merger and International Equity will be provided in an information statement that will be delivered to International Focused Growth shareholders. The Merger will be finalized on or around October 24, 2025.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Emerging Markets $ 132,684,693 $ 32,983,290 $ (16,406,874) $ 16,576,416
Worldwide 3,912,012 555,239 (12,141) 543,098
International Equity 117,506,873 31,612,828 (1,768,053) 29,844,775
International Focused Growth 167,458,065 45,089,136 (3,588,345) 41,500,791
International Value 196,605,262 56,318,388 (5,563,284) 50,755,104

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Semi-Annual Financial Statements
June 30, 2025 (Unaudited)
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®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 18
Notes to Financial Statements 23

2 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT American Funds Asset Allocation Fund
Investment Company 100 .1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 247,331,866 6,447,941,757
Total Investment Company
(cost $4,586,505,343) 6,447,941,757
Total Investments
(cost $4,586,505,343) — 100.1% 6,447,941,757
Liabilities in excess of other assets — (0.1)% (3,450,338)
NET ASSETS — 100.0%
$ 6,444,491,419
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

NVIT American Funds Bond Fund - June 30, 2025 (Unaudited) - Statement of Investments - 3
Investment Company 100 .1%
Shares Value ($)
Fixed Income Fund 100 .1%
American Funds The Bond
Fund of America, Class
1(a) 325,543,047 3,118,702,386
Total Investment Company
(cost $3,339,926,422)
3,118,702,386
Total Investments
(cost $3,339,926,422) — 100.1%
3,118,702,386
Liabilities in excess of other
assets — (0.1)% (1,693,342)
NET ASSETS — 100.0%
$ 3,117,009,044
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT American Funds Global Growth Fund
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 18,139,494 649,938,077
Total Investment Company
(cost $513,617,885) 649,938,077
Total Investments
(cost $513,617,885) — 100.1% 649,938,077
Liabilities in excess of other assets — (0.1)% (377,463)
NET ASSETS — 100.0%
$ 649,560,614
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

NVIT American Funds Growth Fund - June 30, 2025 (Unaudited) - Statement of Investments - 5
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 17,901,384 2,310,889,626
Total Investment Company
(cost $1,491,090,870) 2,310,889,626
Total Investments
(cost $1,491,090,870) — 100.1% 2,310,889,626
Liabilities in excess of other assets — (0.1)% (1,192,581)
NET ASSETS — 100.0%
$ 2,309,697,045
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2025 (Unaudited) - NVIT American Funds Growth-Income Fund
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 68,688,148 4,286,140,442
Total Investment Company
(cost $3,141,540,774) 4,286,140,442
Total Investments
(cost $3,141,540,774) — 100.1% 4,286,140,442
Liabilities in excess of other assets — (0.1)% (2,263,419)
NET ASSETS — 100.0%
$ 4,283,877,023
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Assets:
Investment in Master Fund (Note 1) $ 6,447,941,757
Receivable for investments sold 6,864,963
Receivable for capital shares issued 56,141
Prepaid expenses 27,370
Total Assets 6,454,890,231
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 6,901,096
Accrued expenses and other payables:
Fund administration fees 132,891
Master feeder service provider fee 601,261
Distribution fees 1,296,437
Administrative servicing fees 1,238,666
Accounting and transfer agent fees 9,918
Trustee fees 72
Custodian fees 40,013
Compliance program costs (Note 3) 6,607
Professional fees 75,494
Printing fees 62,118
Other 34,239
Total Liabilities 10,398,812
Net Assets $ 6,444,491,419
Cost of investment in Master Fund 4,586,505,343
Represented by:
Capital $ 3,637,398,127
Total distributable earnings (loss) 2,807,093,292
Net Assets $ 6,444,491,419

American Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 9
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,118,702,386 $ 649,938,077 $ 2,310,889,626 $ 4,286,140,442
1,714,329 — 11,392,083 16,773,899
34,871 117,661 246,296 466
14,321 2,791 10,597 18,477
3,120,465,907 650,058,529 2,322,538,602 4,302,933,284
— 99,551 — —
1,736,865 12,933 11,629,528 16,760,313
74,324 29,050 58,065 93,860
297,320 58,684 197,983 390,154
636,133 129,702 457,829 859,041
577,421 124,586 441,404 812,992
5,118 753 2,378 6,051
34 25 94 88
21,055 3,238 4,398 18,920
3,412 627 2,170 4,257
42,088 13,367 28,131 51,448
44,306 23,535 17,150 40,800
18,787 1,864 2,427 18,337
3,456,863 497,915 12,841,557 19,056,261
$ 3,117,009,044 $ 649,560,614 $ 2,309,697,045 $ 4,283,877,023
3,339,926,422 513,617,885 1,491,090,870 3,141,540,774
$ 3,462,973,029 $ 421,639,645 $ 1,359,353,950 $ 2,084,242,294
(345,963,985) 227,920,969 950,343,095 2,199,634,729
$ 3,117,009,044 $ 649,560,614 $ 2,309,697,045 $ 4,283,877,023

10 - Statements of Assets and Liabilities - June 30, 2025 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Net Assets:
Class II Shares $ 6,444,491,419
Total $ 6,444,491,419
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 210,244,598
Total 210,244,598
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 30 .65

American Funds - June 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 11
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,117,009,044 $ 649,560,614 $ 2,309,697,045 $ 4,283,877,023
$ 3,117,009,044 $ 649,560,614 $ 2,309,697,045 $ 4,283,877,023
272,480,823 15,620,765 15,390,497 53,842,191
272,480,823 15,620,765 15,390,497 53,842,191
$ 11 .44 $ 41 .58 $ 150 .07 $ 79 .56

12 - Statements of Operations - For the Six Months Ended June 30, 2025 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 28,329,788
Total Income 28,329,788
EXPENSES:
Fund administration fees 690,005
Master feeder service provider fees 7,740,089
Distribution fees Class II Shares 7,740,089
Administrative servicing fees Class II Shares 7,740,089
Professional fees 130,495
Printing fees 59,691
Trustee fees 114,053
Custodian fees 18,932
Accounting and transfer agent fees 17,150
Compliance program costs (Note 3) 13,767
Other 37,598
Total expenses before fees waived 24,301,958
Master feeder service provider fees waived (Note 3) (4,734,380)
Net Expenses 19,567,578
NET INVESTMENT INCOME/(LOSS) 8,762,210
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 441,907,724
Net realized gains (losses) from:
Transactions in Master Fund 43,289,740
Net realized gains (losses) 485,197,464
Net change in unrealized appreciation/depreciation in the value of:
Master Fund (18,396,032)
Net change in unrealized appreciation/depreciation (18,396,032)
Net realized/unrealized gains (losses) 466,801,432
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 475,563,642

American Funds - For the Six Months Ended June 30, 2025 (Unaudited) - Statements of Operations - 13
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 28,221,884 $ 2,166,268 $ 4,353,754 $ 10,097,878
28,221,884 2,166,268 4,353,754 10,097,878
369,582 85,417 244,024 451,961
4,030,257 740,902 2,577,591 4,984,563
4,030,257 740,902 2,577,591 4,984,563
4,030,257 740,902 2,577,591 4,984,563
71,868 19,317 47,458 86,085
32,785 5,927 17,301 39,973
58,845 11,000 38,861 74,400
10,694 1,961 11,414 17,848
8,952 1,672 5,591 11,012
7,192 1,305 4,479 8,831
20,796 3,280 10,489 24,905
12,671,485 2,352,585 8,112,390 15,668,704
(2,465,476) (453,065) (1,576,347) (3,048,682)
10,206,009 1,899,520 6,536,043 12,620,022
18,015,875 266,748 (2,182,289) (2,522,144)
— 77,503,209 175,158,927 698,723,587
(70,143,898) (692,175) (2,309,379) 42,434,605
(70,143,898) 76,811,034 172,849,548 741,158,192
177,711,496 (12,514,643) 39,252,810 (416,938,650)
177,711,496 (12,514,643) 39,252,810 (416,938,650)
107,567,598 64,296,391 212,102,358 324,219,542
$ 125,583,473 $ 64,563,139 $ 209,920,069 $ 321,697,398

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - American Funds
NVIT American Funds Asset Allocation Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 8,762,210 $ 108,459,272
Net realized gains (losses) 485,197,464 363,837,967
Net change in unrealized appreciation/depreciation (18,396,032) 486,029,695
Change in net assets resulting from operations 475,563,642 958,326,934
Distributions to Shareholders From:
Distributable earnings:
Class II — (229,609,943)
Change in net assets from shareholder distributions — (229,609,943)
Change in net assets from capital transactions (390,502,874) (722,056,685)
Change in net assets 85,060,768 6,660,306
Net Assets:
Beginning of period 6,359,430,651 6,352,770,345
End of period $ 6,444,491,419 $ 6,359,430,651
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 31,513,470 $ 39,671,466
Dividends reinvested — 229,609,943
Cost of shares redeemed (422,016,344) (991,338,094)
Total Class II Shares (390,502,874) (722,056,685)
Change in net assets from capital transactions $ (390,502,874) $ (722,056,685)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,127,608 1,474,182
Reinvested — 8,463,323
Redeemed (14,666,945) (36,111,584)
Total Class II Shares (13,539,337) (26,174,079)
Total change in shares (13,539,337) (26,174,079)

American Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 15
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ 18,015,875 $ 124,224,557 $ 266,748 $ 6,600,657
(70,143,898) (79,162,998) 76,811,034 18,330,410
177,711,496 (8,594,882) (12,514,643) 43,403,877
125,583,473 36,466,677 64,563,139 68,334,944
— — — (32,351,792)
— — — (32,351,792)
(324,941,815) (91,132,149) 1,041,479 21,008,915
(199,358,342) (54,665,472) 65,604,618 56,992,067
3,316,367,386 3,371,032,858 583,955,996 526,963,929
$ 3,117,009,044 $ 3,316,367,386 $ 649,560,614 $ 583,955,996
$ 67,107,178 $ 358,828,628 $ 18,523,236 $ 35,673,262
— — — 32,351,792
(392,048,993) (449,960,777) (17,481,757) (47,016,139)
(324,941,815) (91,132,149) 1,041,479 21,008,915
$ (324,941,815) $ (91,132,149) $ 1,041,479 $ 21,008,915
6,155,827 33,430,898 487,120 928,760
— — — 888,054
(35,089,094) (41,017,794) (452,164) (1,231,073)
(28,933,267) (7,586,896) 34,956 585,741
(28,933,267) (7,586,896) 34,956 585,741

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - June 30, 2025 (Unaudited) - American Funds
NVIT American Funds Growth Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ (2,182,289) $ (836,753)
Net realized gains 172,849,548 33,965,083
Net change in unrealized appreciation/depreciation 39,252,810 454,464,622
Change in net assets resulting from operations 209,920,069 487,592,952
Distributions to Shareholders From:
Distributable earnings:
Class II — (67,696,561)
Change in net assets from shareholder distributions — (67,696,561)
Change in net assets from capital transactions 8,944,069 76,929,524
Change in net assets 218,864,138 496,825,915
Net Assets:
Beginning of period 2,090,832,907 1,594,006,992
End of period $ 2,309,697,045 $ 2,090,832,907
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 104,831,984 $ 144,082,982
Dividends reinvested — 67,696,561
Cost of shares redeemed (95,887,915) (134,850,019)
Total Class II Shares 8,944,069 76,929,524
Change in net assets from capital transactions $ 8,944,069 $ 76,929,524
SHARE TRANSACTIONS:
Class II Shares
Issued 776,679 1,135,993
Reinvested — 569,453
Redeemed (699,706) (1,120,625)
Total Class II Shares 76,973 584,821
Total change in shares 76,973 584,821

American Funds - June 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 17
NVIT American Funds Growth-Income Fund
Six Months Ended
June 30, 2025
(Unaudited)
Year Ended
December 31, 2024
$ (2,522,144) $ 26,825,878
741,158,192 312,137,538
(416,938,650) 521,989,725
321,697,398 860,953,141
— (205,612,336)
— (205,612,336)
(144,996,478) (490,241,567)
176,700,920 165,099,238
4,107,176,103 3,942,076,865
$ 4,283,877,023 $ 4,107,176,103
$ 125,889,001 $ 22,231,877
— 205,612,336
(270,885,479) (718,085,780)
(144,996,478) (490,241,567)
$ (144,996,478) $ (490,241,567)
1,854,701 304,182
— 2,976,438
(3,656,493) (10,332,064)
(1,801,792) (7,051,444)
(1,801,792) (7,051,444)

18 - Financial Highlights - June 30, 2025 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2025 (Unaudited) $ 28.42 $ 0.04 $ 2.19 $ 2.23 $ — $ — $ — $ 30.65 7.85% $ 6,444,491 0.63% 0.28% 0.78% 6.78%
12/31/2024 25.42 0.46 3.56 4.02 — (1.02) (1.02) 28.42 16.00% 6,359,431 0.63% 1.68% 0.78% 6.81%
12/31/2023 24.92 0.45 2.80 3.25 — (2.75) (2.75) 25.42 13.84% 6,352,770 0.63% 1.77% 0.78% 6.52%
12/31/2022 30.10 0.39 (4.54) (4.15) — (1.03) (1.03) 24.92 (13.74)% 6,255,557 0.64% 1.47% 0.79% 9.34%
12/31/2021 26.69 0.33 3.59 3.92 (0.33) (0.18) (0.51) 30.10 14.71% 7,871,634 0.63% 1.13% 0.79% 6.99%
12/31/2020 26.15 0.32 2.63 2.95 (0.39) (2.02) (2.41) 26.69 12.00% 7,278,460 0.64% 1.26% 0.79% 3.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2025 (Unaudited) - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2025 (Unaudited) $ 11.00 $ 0.06 $ 0.38 $ 0.44 $ — $ — $ — $ 11.44 4.00% $ 3,117,009 0.63% 1.12% 0.79% 2.87%
12/31/2024 10.91 0.40 (0.31) 0.09 — — — 11.00 0.82% 3,316,367 0.63% 3.63% 0.78% 13.68%
12/31/2023 10.44 0.32 0.15 0.47 — — — 10.91 4.50% 3,371,033 0.63% 3.04% 0.79% 9.58%
12/31/2022 12.23 0.27 (1.83) (1.56) — (0.23) (0.23) 10.44 (12.80)% 3,190,402 0.64% 2.42% 0.79% 7.85%
12/31/2021 12.63 0.13 (0.22) (0.09) (0.24) (0.07) (0.31) 12.23 (0.72)% 3,984,320 0.63% 1.02% 0.79% 5.44%
12/31/2020 11.81 0.21 0.88 1.09 (0.26) (0.01) (0.27) 12.63 9.21% 3,716,738 0.64% 1.69% 0.79% 13.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

20 - Financial Highlights - June 30, 2025 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Global Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2025 (Unaudited) $ 37.47 $ 0.02 $ 4.09 $ 4.11 $ — $ — $ — $ 41.58 10.97% $ 649,561 0.64% 0.09% 0.79% 2.65%
12/31/2024 35.13 0.44 4.14 4.58 — (2.24) (2.24) 37.47 13.23% 583,956 0.64% 1.16% 0.79% 7.72%
12/31/2023 31.94 0.17 6.61 6.78 — (3.59) (3.59) 35.13 22.14% 526,964 0.64% 0.50% 0.79% 10.06%
12/31/2022 45.52 0.10 (11.56) (11.46) — (2.12) (2.12) 31.94 (25.05)% 461,929 0.65% 0.28% 0.80% 8.48%
12/31/2021 40.25 (0.02) 6.49 6.47 — (1.20) (1.20) 45.52 16.00% 628,455 0.64% (0.05)% 0.79% 5.47%
12/31/2020 33.24 (0.02) 9.63 9.61 (0.23) (2.37) (2.60) 40.25 29.93% 527,787 0.65% (0.05)% 0.80% 6.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2025 (Unaudited) - Financial Highlights - 21
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2025 (Unaudited) $ 136.54 $ (0.14) $ 13.67 $ 13.53 $ — $ — $ — $ 150.07 9.91% $ 2,309,697 0.63% (0.21)% 0.79% 4.17%
12/31/2024 108.22 (0.06) 33.07 33.01 — (4.69) (4.69) 136.54 31.15% 2,090,833 0.63% (0.05)% 0.79% 6.71%
12/31/2023 88.05 (0.03) 32.27 32.24 — (12.07) (12.07) 108.22 37.95% 1,594,007 0.64% (0.03)% 0.79% 9.21%
12/31/2022 144.51 (0.04) (42.74) (42.78) — (13.68) (13.68) 88.05 (30.22)% 1,169,864 0.64% (0.04)% 0.79% 7.47%
12/31/2021 120.82 (0.18) 26.12 25.94 — (2.25) (2.25) 144.51 21.53% 1,623,551 0.63% (0.13)% 0.79% 4.95%
12/31/2020 87.57 (0.07) 43.42 43.35 (0.72) (9.38) (10.10) 120.82 51.49% 1,127,052 0.64% (0.07)% 0.79% 15.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

22 - Financial Highlights - June 30, 2025 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2025 (Unaudited) $ 73.81 $ (0.05) $ 5.80 $ 5.75 $ — $ — $ — $ 79.56 7.79% $ 4,283,877 0.63% (0.13)% 0.79% 6.82%
12/31/2024 62.88 0.47 14.21 14.68 — (3.75) (3.75) 73.81 23.76% 4,107,176 0.63% 0.66% 0.78% 6.00%
12/31/2023 54.99 0.55 13.04 13.59 — (5.70) (5.70) 62.88 25.68% 3,942,077 0.63% 0.93% 0.78% 6.96%
12/31/2022 67.84 0.52 (11.95) (11.43) — (1.42) (1.42) 54.99 (16.82)% 3,656,955 0.64% 0.90% 0.79% 7.84%
12/31/2021 56.43 0.45 12.82 13.27 (0.68) (1.18) (1.86) 67.84 23.65% 4,518,602 0.63% 0.72% 0.79% 4.16%
12/31/2020 56.20 0.52 6.25 6.77 (0.91) (5.63) (6.54) 56.43 13.08% 3,993,782 0.64% 0.98% 0.79% 11.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 23
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2025, the Trust operates seventy (70) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT American Funds Asset Allocation Fund ("American Funds Asset Allocation")
NVIT American Funds Bond Fund ("American Funds Bond")
NVIT American Funds Global Growth Fund ("American Funds Global Growth")
NVIT American Funds Growth Fund ("American Funds Growth")
NVIT American Funds Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of June 30, 2025 was as follows:
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Funds Asset Allocation Fund 23.29%
American Funds Bond American Funds The Bond Fund of America 28.43%
American Funds Global Growth American Funds Global Growth Fund 7.56%
American Funds Growth American Funds Growth Fund 4.50%
American Funds Growth-Income American Funds Growth-Income Fund 10.06%

24 - Notes to Financial Statements - June 30, 2025 (Unaudited) - American Funds
of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. Each
Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time)
on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Semi-Annual Report, which is included along with this report, for the Master Funds' security valuation policies.
As of June 30, 2025, 100% of the market value of each Fund was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2025, the Funds did not have overdrawn balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statements of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.

American Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 25
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(g) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing
Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2025, NFM earned an aggregate of $1,840,989 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

26 - Notes to Financial Statements - June 30, 2025 (Unaudited) - American Funds
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2025, the Funds' aggregate portion of such costs amounted to $35,574.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2025, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2025, each Fund’s total administrative services fees were as follows:
As described in Note 1, each Fund invests all its assets in Class 1 shares of a Master Fund. Therefore, the shares and market value of each Fund’s investment in the respective Master Fund, as well as any dividend /income, capital gain distributions received, net realized gains/losses, and purchases/sales of investment in each Master Fund, are considered affiliated investments.
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $ 7,740,089
American Funds Bond 4,030,257
American Funds Global Growth 740,902
American Funds Growth 2,577,591
American Funds Growth-Income 4,984,563

American Funds - June 30, 2025 (Unaudited) - Notes to Financial Statements - 27
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended June 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to Note 4 of the Master Fund Semi-Annual Report, which is included along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Other Matters
A Master Fund does not charge a Fund any sales charge for buying or selling shares. However, a Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Fund Purchases
*
Sales
American Funds Asset Allocation $ 487,468,661 $ 427,524,948
American Funds Bond 93,728,434 400,860,584
American Funds Global Growth 94,751,659 15,943,691
American Funds Growth 269,732,446 87,817,241
American Funds Growth-Income 828,668,907 277,545,582
* Purchases include reinvestments of income and realized gain distributions, as applicable.

28 - Notes to Financial Statements - June 30, 2025 (Unaudited) - American Funds
10. Federal Tax Information
As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 1, 2026. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2025 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 4,598,085,528 $ 1,849,856,229 $ – $ 1,849,856,229
American Funds Bond 3,469,795,793 – (351,093,407) (351,093,407)
American Funds Global Growth 524,871,808 125,066,269 – 125,066,269
American Funds Growth 1,570,858,474 740,031,152 – 740,031,152
American Funds Growth-Income 3,160,727,189 1,125,413,253 – 1,125,413,253

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-AMF (8-25)

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Global Growth Fund

Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.41%*

*	Annualized.

Key fund statistics

Fund net assets (in millions)	$8,591
Total number of portfolio holdings	160
Portfolio turnover rate	15%

Portfolio holdings by sector (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-077-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth Fund

Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$18	0.34%*

*	Annualized.

Key fund statistics

Fund net assets (in millions)	$51,290
Total number of portfolio holdings	231
Portfolio turnover rate	14%

Portfolio holdings by sector (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-027-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth-Income Fund

Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$14	0.28%*

*	Annualized.

Key fund statistics

Fund net assets (in millions)	$42,562
Total number of portfolio holdings	154
Portfolio turnover rate	18%

Portfolio holdings by sector (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-026-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Asset Allocation Fund

Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.30%*

*	Annualized.

Key fund statistics

Fund net assets (in millions)	$27,676
Total number of portfolio holdings	1,972
Portfolio turnover rate including mortgage dollar roll transactions	59%
Portfolio turnover rate excluding mortgage dollar roll transactions	33%

Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-070-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – The Bond Fund of America

Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%*

*	Annualized.

Key fund statistics

Fund net assets (in millions)	$10,966
Total number of portfolio holdings	2,062
Portfolio turnover rate including mortgage dollar roll transactions	120%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%

Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-078-0825 © 2025 Capital Group. All rights reserved.

CAPITAL GROUP® | AMERICAN FUNDS®

American Funds Insurance Series®

Financial Statements and Other Information
N-CSR Items 7-11

for the six months ended June 30, 2025

Lit. No. INGEFP2-998-0825 © 2025 Capital Group. All rights reserved.

Global Growth Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 97.78%	Shares	Value (000)
Information technology 28.43%
Microsoft Corp.	1,034,832	$514,736
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	513,061
NVIDIA Corp.	2,403,112	379,668
Broadcom, Inc.	948,982	261,587
ASML Holding NV (ADR)	147,394	118,120
ASML Holding NV	124,200	99,134
Shopify, Inc., Class A, subordinate voting shares (a)	654,749	75,525
NEC Corp.	2,416,000	70,783
SAP SE	225,367	68,531
Cloudflare, Inc., Class A (a)	336,935	65,982
Synopsys, Inc. (a)	114,153	58,524
Samsung Electronics Co., Ltd.	1,068,680	47,353
Capgemini SE	255,102	43,587
AppLovin Corp., Class A (a)	95,469	33,422
EPAM Systems, Inc. (a)	187,399	33,136
Adobe, Inc. (a)	45,228	17,498
International Business Machines Corp.	48,049	14,164
Keyence Corp.	30,400	12,210
Ubiquiti, Inc.	20,700	8,521
Xero, Ltd. (a)	61,011	7,220
		2,442,762

Financials 16.20%
3i Group PLC	2,750,796	155,566
Visa, Inc., Class A	311,603	110,635
Citigroup, Inc.	1,104,759	94,037
Aon PLC, Class A	244,466	87,216
Fiserv, Inc. (a)	499,162	86,060
Banco Bilbao Vizcaya Argentaria SA	5,017,421	77,159
Prudential PLC	5,689,457	71,271
Societe Generale	1,237,374	70,765
Brookfield Corp., Class A	1,113,070	68,843
AXA SA	1,220,825	59,924
Tradeweb Markets, Inc., Class A	332,600	48,693
Swissquote Group Holding, Ltd.	80,515	45,603
CVC Capital Partners PLC	1,959,718	40,121
Blackstone, Inc.	255,000	38,143
Ameriprise Financial, Inc.	67,606	36,083
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	31,939
Partners Group Holding AG	24,055	31,378
Eurobank Ergasias Services and Holdings SA	8,619,374	29,607
CME Group, Inc., Class A	103,473	28,519
XP, Inc., Class A	1,360,351	27,479
VZ Holding AG	122,172	26,730
Japan Post Insurance Co., Ltd.	1,156,950	26,199
UniCredit SpA	359,971	24,131
Aviva PLC	2,408,746	20,473
CaixaBank SA, non-registered shares	2,148,574	18,612
FinecoBank SpA	635,542	14,101
Skandinaviska Enskilda Banken AB, Class A	608,175	10,613
AIA Group, Ltd.	913,107	8,189
Jackson Financial, Inc., Class A	44,327	3,936
		1,392,025

Industrials 15.26%
Safran SA	544,489	176,957
Comfort Systems USA, Inc.	278,016	149,075
TransDigm Group, Inc.	50,071	76,140
Airbus SE, non-registered shares	364,243	76,055

1	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
BAE Systems PLC	2,424,921	$62,793
Ryanair Holdings PLC (ADR)	1,069,423	61,674
Copart, Inc. (a)	1,011,807	49,649
Howmet Aerospace, Inc.	262,240	48,811
GT Capital Holdings, Inc.	4,680,871	47,698
Saab AB, Class B	797,272	44,461
RELX PLC	721,205	38,975
Crane Co.	204,000	38,738
Siemens AG	150,600	38,611
Honeywell International, Inc.	159,884	37,234
Ingersoll-Rand, Inc.	433,179	36,032
Boeing Co. (The) (a)	159,644	33,450
Hitachi, Ltd.	1,115,800	32,582
Compagnie de Saint-Gobain SA, non-registered shares	270,675	31,769
General Electric Co.	112,142	28,864
Alliance Global Group, Inc.	156,400,700	25,044
ASSA ABLOY AB, Class B	777,100	24,247
Schneider Electric SE	88,500	23,539
Core & Main, Inc., Class A (a)	303,180	18,297
Carrier Global Corp.	242,000	17,712
ITOCHU Corp.	312,960	16,421
Kongsberg Gruppen ASA	404,170	15,673
DSV A/S	59,397	14,273
RS Group PLC	1,745,907	13,768
ATI, Inc. (a)	152,323	13,152
Recruit Holdings Co., Ltd.	167,400	9,922
Daikin Industries, Ltd.	76,900	9,091
		1,310,707

Consumer discretionary 14.61%
Amazon.com, Inc. (a)	518,956	113,854
Chipotle Mexican Grill, Inc. (a)	1,878,200	105,461
Prosus NV, Class N	1,846,586	103,256
MercadoLibre, Inc. (a)	39,062	102,094
Booking Holdings, Inc.	15,225	88,141
Renault SA	1,688,781	77,841
Compagnie Financiere Richemont SA, Class A	338,392	63,738
Starbucks Corp.	616,040	56,448
Trip.com Group, Ltd. (ADR)	932,676	54,692
MGM China Holdings, Ltd.	28,793,200	47,243
Sanrio Co., Ltd.	950,000	45,968
Entain PLC	3,341,847	41,331
InterContinental Hotels Group PLC	360,000	41,035
LKQ Corp.	1,041,420	38,543
Flutter Entertainment PLC (a)	126,797	36,233
LVMH Moet Hennessy-Louis Vuitton SE	64,729	33,900
Moncler SpA	527,245	30,053
Inchcape PLC	2,991,192	29,808
Ferrari NV (EUR denominated)	51,774	25,377
Restaurant Brands International, Inc. (CAD denominated)	318,949	21,157
Toll Brothers, Inc.	167,692	19,139
Wynn Macau, Ltd.	21,430,000	14,796
YUM! Brands, Inc.	94,493	14,002
Alibaba Group Holding, Ltd. (ADR)	98,929	11,219
Industria de Diseno Textil SA	209,813	10,919
Global-E Online, Ltd. (a)	300,000	10,062
Tesla, Inc. (a)	29,759	9,453
Hyundai Motor Co.	61,211	9,230
		1,254,993

American Funds Insurance Series	2

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 8.77%
Eli Lilly and Co.	205,754	$160,391
Vertex Pharmaceuticals, Inc. (a)	247,071	109,996
Novo Nordisk AS, Class B	984,147	68,306
Sanofi	640,801	62,055
Argenx SE (ADR) (a)	97,099	53,523
Regeneron Pharmaceuticals, Inc.	83,600	43,890
Cigna Group (The)	132,736	43,880
Alnylam Pharmaceuticals, Inc. (a)	123,340	40,220
Pfizer, Inc.	1,418,993	34,396
Centene Corp. (a)	580,852	31,529
EssilorLuxottica SA	91,606	25,131
UnitedHealth Group, Inc.	70,900	22,119
Siemens Healthineers AG	345,670	19,162
Bayer AG	537,074	16,154
Thermo Fisher Scientific, Inc.	32,200	13,056
Pro Medicus, Ltd.	48,121	9,029
Viatris, Inc.	110,678	988
Euroapi SA (a)(b)	5,869	20
		753,845

Communication services 6.37%
Meta Platforms, Inc., Class A	242,200	178,765
Alphabet, Inc., Class A	881,162	155,287
Spotify Technology SA (a)	97,672	74,948
Publicis Groupe SA	408,300	46,018
Nintendo Co., Ltd.	376,100	36,251
Bharti Airtel, Ltd.	868,779	20,358
Tencent Holdings, Ltd.	297,100	19,037
CTS Eventim AG & Co. KGaA	135,001	16,761
		547,425

Consumer staples 3.17%
Dollar General Corp.	408,173	46,687
British American Tobacco PLC	863,200	41,032
Costco Wholesale Corp.	35,210	34,856
Carrefour SA, non-registered shares	2,201,230	31,037
Philip Morris International, Inc.	167,000	30,416
Monster Beverage Corp. (a)	440,000	27,562
Nestle SA	261,067	25,937
Pernod Ricard SA	192,833	19,217
Loblaw Companies, Ltd.	93,102	15,400
		272,144

Energy 2.22%
Canadian Natural Resources, Ltd. (CAD denominated)	1,940,000	60,974
TotalEnergies SE	679,182	41,682
Tourmaline Oil Corp.	612,792	29,565
NAC Kazatomprom JSC (GDR)	585,731	25,304
Reliance Industries, Ltd.	1,105,000	19,335
Schlumberger NV	406,169	13,729
		190,589

Materials 2.13%
Linde PLC	214,708	100,737
Amcor PLC (CDI)	3,567,000	33,336
3	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	1,128,850	$20,053
LyondellBasell Industries NV	250,227	14,478
Lynas Rare Earths, Ltd. (a)	2,549,209	14,445
		183,049

Utilities 0.52%
Torrent Power, Ltd.	1,918,769	32,836
FirstEnergy Corp.	286,296	11,526
		44,362

Real estate 0.10%
Mirvac Group REIT	5,948,947	8,614
Total common stocks (cost: $4,866,714,000)		8,400,515

Preferred securities 0.19%
Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares	460,450	16,888
Total preferred securities (cost: $12,816,000)		16,888

Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)(d)	2,375,659	237,566
Total short-term securities (cost: $237,553,000)		237,566
Total investment securities 100.74% (cost: $5,117,083,000)		8,654,969
Other assets less liabilities (0.74)%		(63,517)
Net assets 100.00%		$8,591,452

Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)	$283,574	$775,998	$821,926	$(41)	$(39)	$237,566	$5,913

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. The total value of all such securities was $11,000, which represented less than 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	4

Global Small Capitalization Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 94.90%	Shares	Value (000)
Industrials 22.49%
Cleanaway Waste Management, Ltd.	16,692,698	$29,883
International Container Terminal Services, Inc.	3,892,880	28,404
Takasago Thermal Engineering Co., Ltd.	550,274	27,081
UL Solutions, Inc., Class A	357,358	26,037
CBIZ, Inc. (a)	360,344	25,840
ATI, Inc. (a)	273,691	23,630
Diploma PLC	348,043	23,352
Trelleborg AB, Class B	614,656	22,875
Qantas Airways, Ltd.	3,113,684	22,009
Adecco Group AG	726,245	21,583
Nexans SA	165,102	21,568
VSE Corp.	161,862	21,201
Comfort Systems USA, Inc.	31,592	16,940
Inox Wind, Ltd. (a)	8,025,554	16,409
Carel Industries SpA	596,421	15,878
Rumo SA	4,466,646	15,234
LS Electric Co., Ltd.	68,327	15,138
Casella Waste Systems, Inc., Class A (a)	128,613	14,839
Sinfonia Technology Co., Ltd.	218,586	14,815
Air Lease Corp., Class A	250,000	14,622
REV Group, Inc.	291,763	13,885
Hensoldt AG	117,338	13,462
RENK Group AG	157,353	12,578
Kandenko Co., Ltd.	530,900	12,288
Godrej Industries, Ltd. (a)	802,102	11,655
ICF International, Inc.	120,109	10,174
Alaska Air Group, Inc. (a)	200,000	9,896
Howden Joinery Group PLC	831,191	9,766
IMCD NV	71,833	9,650
First Advantage Corp. (a)	578,142	9,603
Applied Industrial Technologies, Inc.	39,533	9,189
dormakaba Holding AG	9,722	8,883
Addtech AB, Class B	245,222	8,346
Visional, Inc. (a)	105,238	8,119
XPO, Inc. (a)	63,304	7,995
Engcon AB, Class B	770,224	7,343
Reliance Worldwide Corp., Ltd.	2,633,607	7,107
Tetra Tech, Inc.	197,183	7,091
Beijer Ref AB, Class B	445,805	7,037
Bombardier, Inc., Class B (a)	75,000	6,534
Localiza Rent a Car SA, ordinary nominative shares	855,885	6,383
SPIE SA	111,728	6,278
Georg Fischer AG	69,127	5,650
CSW Industrials, Inc.	19,652	5,637
Trex Co., Inc. (a)	102,977	5,600
Byrna Technologies, Inc. (a)	166,228	5,133
Kurita Water Industries, Ltd.	125,000	4,946
SATS, Ltd.	2,022,100	4,835
Matson, Inc.	41,560	4,628
AZEK Co., Inc. (The), Class A (a)	81,825	4,447
WESCO International, Inc.	20,529	3,802
IndiaMart InterMesh, Ltd.	122,889	3,723
KEI Industries, Ltd.	84,089	3,719
Wizz Air Holdings PLC (a)(b)	221,203	3,310
Sterling Infrastructure, Inc. (a)	13,897	3,206
Voyager Technologies, Inc., Class A (a)(b)	61,500	2,414
Herc Holdings, Inc.	15,514	2,043
Delhivery, Ltd. (a)	433,780	1,936
5	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mueller Industries, Inc.	23,732	$1,886
THK Co., Ltd.	64,800	1,736
McGrath RentCorp	4,336	503
		689,754

Financials 15.43%
Cholamandalam Investment and Finance Co., Ltd.	1,955,819	37,128
Eurobank Ergasias Services and Holdings SA	9,230,606	31,706
Glacier Bancorp, Inc.	675,237	29,089
HDFC Asset Management Co., Ltd.	480,000	29,059
Vontobel Holding AG	354,868	28,669
Stifel Financial Corp.	269,807	28,001
SLM Corp.	824,188	27,025
Max Financial Services, Ltd. (a)	982,332	18,867
Baldwin Insurance Group, Inc. (The), Class A (a)	436,452	18,684
IIFL Finance, Ltd. (a)	3,028,075	16,692
Janus Henderson Group PLC	422,023	16,391
SiriusPoint, Ltd. (a)	700,000	14,273
Lazard, Inc., Class A	297,467	14,272
Porto Seguro SA	1,400,932	14,233
Home BancShares, Inc.	495,420	14,100
Pluxee NV	642,301	13,989
Asia Commercial Joint Stock Bank	13,830,250	11,278
Banco del Bajio, SA	4,062,979	9,819
SouthState Corp.	102,954	9,475
Essent Group, Ltd.	150,000	9,109
First American Financial Corp.	143,871	8,832
Patria Investments, Ltd., Class A	537,189	7,553
360 ONE WAM, Ltd.	469,058	6,533
EFG International AG	334,117	6,190
Discovery, Ltd.	483,482	5,866
Sprott, Inc.	82,833	5,726
CVB Financial Corp.	288,772	5,715
Bridgepoint Group PLC	1,232,030	5,256
Kyoto Financial Group, Inc.	263,300	4,721
PJT Partners, Inc., Class A	28,318	4,673
Root, Inc., Class A (a)	35,560	4,551
JB Financial Group Co., Ltd.	294,756	4,488
Haci Omer Sabanci Holding AS	1,751,573	3,944
FirstCash Holdings, Inc.	25,763	3,482
Capitec Bank Holdings, Ltd.	11,138	2,234
BNK Financial Group, Inc.	173,416	1,600
		473,223

Information technology 13.18%
Allegro MicroSystems, Inc. (a)	1,164,843	39,826
PAR Technology Corp. (a)(c)	325,484	22,579
PAR Technology Corp. (a)	155,085	10,758
MACOM Technology Solutions Holdings, Inc. (a)	225,450	32,305
King Slide Works Co., Ltd.	361,784	25,203
Silicon Laboratories, Inc. (a)	161,697	23,828
Pegasystems, Inc.	359,598	19,465
Kokusai Electric Corp.	802,379	19,318
Q2 Holdings, Inc. (a)	198,415	18,570
Credo Technology Group Holding, Ltd. (a)	194,072	17,969
Semtech Corp. (a)	356,911	16,111
eMemory Technology, Inc.	168,430	13,607
Lumentum Holdings, Inc. (a)	137,966	13,115
Insight Enterprises, Inc. (a)	84,243	11,633
American Funds Insurance Series	6

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Riken Keiki Co., Ltd.	543,100	$11,408
Klaviyo, Inc., Class A (a)	328,169	11,020
Maruwa Co., Ltd.	38,254	10,982
Alphawave IP Group PLC (a)	3,569,476	8,535
Tokyo Seimitsu Co., Ltd.	124,023	8,279
Ncino, Inc. (a)	269,841	7,547
Fabrinet, non-registered shares (a)	25,161	7,414
Unity Software, Inc. (a)	302,073	7,310
Lattice Semiconductor Corp. (a)	139,780	6,848
Topicus.com, Inc., subordinate voting shares (a)	51,481	6,450
Confluent, Inc., Class A (a)	235,033	5,859
MKS, Inc.	56,170	5,581
Softcat PLC	211,275	4,979
HPSP Co., Ltd.	182,260	3,748
Cellebrite DI, Ltd. (a)	194,979	3,120
Hexaware Technologies, Ltd.	265,045	2,629
Blockchain Group (The) (a)(b)	490,674	2,491
ASMPT, Ltd.	316,400	2,320
MongoDB, Inc., Class A (a)	10,484	2,201
Silvaco Group, Inc. (a)(b)	163,728	773
Yotpo, Ltd. (a)(c)(d)	678,736	428
		404,209

Consumer discretionary 12.48%
Entain PLC	3,136,472	38,791
DraftKings, Inc., Class A (a)	657,778	28,212
Thor Industries, Inc.	281,786	25,025
Sega Sammy Holdings, Inc.	918,700	22,042
Genius Sports, Ltd. (a)	1,640,078	17,057
TopBuild Corp. (a)	52,196	16,898
Light & Wonder, Inc. (a)	97,580	9,393
Light & Wonder, Inc. Chess Depository Receipt (a)	75,431	7,319
Inchcape PLC	1,658,830	16,531
Food & Life Cos., Ltd.	315,200	15,354
Wyndham Hotels & Resorts, Inc.	180,987	14,698
CAVA Group, Inc. (a)	172,411	14,522
Guzman y Gomez, Ltd. (a)	626,907	11,672
Champion Homes, Inc. (a)	181,982	11,394
Acushnet Holdings Corp.	150,000	10,923
Ollie’s Bargain Outlet Holdings, Inc. (a)	78,598	10,358
Grand Canyon Education, Inc. (a)	50,511	9,547
Boot Barn Holdings, Inc. (a)	60,630	9,216
Lottomatica Group SpA	324,745	9,012
Sanrio Co., Ltd.	150,500	7,282
Patrick Industries, Inc.	73,088	6,744
tonies SE, Class A (a)	960,519	6,743
MRF, Ltd.	4,006	6,650
Steven Madden, Ltd.	270,679	6,491
Camping World Holdings, Inc., Class A	363,746	6,253
Aditya Vision, Ltd.	1,409,045	6,129
Yonex Co., Ltd.	300,000	6,041
Tube Investments of India, Ltd.	166,232	6,026
Five Below, Inc. (a)	41,947	5,503
Cairn Homes PLC (EUR denominated)	2,026,044	5,119
Zalando SE, non-registered shares (a)	142,442	4,690
Smartfit Escola de Ginastica e Danca SA	980,320	4,482
7	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Shoei Co., Ltd.	320,200	$3,869
Victoria’s Secret & Co. (a)	137,388	2,544
EIH, Ltd.	29,163	126
		382,656

Health care 11.54%
Insulet Corp. (a)	138,345	43,465
Masimo Corp. (a)	176,106	29,625
DiaSorin Italia SpA	218,636	23,400
Ensign Group, Inc. (The)	131,436	20,275
Max Healthcare Institute, Ltd.	1,220,256	18,156
Carl Zeiss Meditec AG, non-registered shares (b)	236,775	15,898
Vimian Group AB (publ) (a)(b)	3,741,179	15,818
IDEAYA Biosciences, Inc. (a)	683,100	14,359
Glenmark Pharmaceuticals, Ltd.	653,989	13,374
Ambu AS, Class B, non-registered shares	799,520	12,547
Addus HomeCare Corp. (a)	105,462	12,148
BridgeBio Pharma, Inc. (a)	266,511	11,508
Asker Healthcare Group AB (a)	964,065	11,107
CONMED Corp.	189,210	9,854
Encompass Health Corp.	78,343	9,607
Haemonetics Corp. (a)	124,768	9,309
iRhythm Technologies, Inc. (a)	49,337	7,596
Aster DM Healthcare, Ltd.	1,089,547	7,573
Kymera Therapeutics, Inc. (a)	149,795	6,537
Indegene, Ltd.	965,116	6,467
Denali Therapeutics, Inc. (a)	454,147	6,354
Integer Holdings Corp. (a)	50,070	6,157
Bio-Techne Corp.	117,228	6,031
Vaxcyte, Inc. (a)	180,439	5,866
Dr. Lal PathLabs, Ltd.	151,312	4,934
AddLife AB, Class B	241,770	4,822
Vericel Corp. (a)	97,455	4,147
Establishment Labs Holdings, Inc. (a)(b)	92,322	3,943
Enliven Therapeutics, Inc. (a)(b)	149,388	2,997
Prestige Consumer Healthcare, Inc. (a)	32,983	2,634
Angelalign Technology, Inc.	318,348	2,293
Zealand Pharma AS (a)(b)	39,000	2,184
Bachem Holding AG (b)	24,766	1,810
Biohaven, Ltd. (a)	62,303	879
		353,674

Materials 5.92%
Materion Corp.	255,673	20,293
Knife River Corp. (a)	242,566	19,803
Resonac Holdings Co., Ltd.	827,000	19,233
Sumitomo Bakelite Co., Ltd.	639,359	18,510
Celanese Corp.	294,262	16,281
Lundin Gold, Inc.	300,000	15,840
Lundin Mining Corp.	1,000,000	10,516
Huhtamaki OYJ	276,021	9,845
Dyno Nobel, Ltd.	5,276,174	9,341
LANXESS AG	241,395	7,183
Acerinox, SA	507,145	6,464
Osaka Soda Co., Ltd.	384,900	4,803
Verallia SAS	140,206	4,657
Cabot Corp.	48,229	3,617
Arkema SA	43,503	3,205
Vicat SACA	40,492	2,805
American Funds Insurance Series	8

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Umicore SA	181,924	$2,674
ASP Isotopes, Inc. (a)(b)	344,175	2,533
NV Bekaert SA	53,808	2,222
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,552
		181,377

Communication services 4.39%
Magnite, Inc. (a)	1,533,111	36,979
Nippon Television Holdings, Inc.	1,086,100	25,236
Indosat Tbk PT	135,085,677	17,390
Springer Nature AG & Co. KGaA, non-registered shares	609,415	13,395
Rightmove PLC	1,209,594	13,094
New York Times Co., Class A	175,000	9,796
Lionsgate Studios Corp. (a)	1,051,920	6,112
Future PLC	515,448	5,158
JCDecaux SE	183,003	3,341
Starz Entertainment Corp. (a)	151,869	2,441
Bharti Hexacom, Ltd.	68,127	1,551
		134,493

Real estate 2.58%
Embassy Office Parks REIT	5,208,572	23,656
Charter Hall Group REIT	1,663,583	21,011
Lodha Developers, Ltd.	442,564	7,143
UMH Properties, Inc. REIT	410,600	6,894
St. Joe Co.	124,878	5,956
Mindspace Business Parks REIT	1,250,000	5,831
Corp. Inmobiliaria Vesta, SAB de CV (b)	1,900,000	5,222
Altus Group, Ltd.	89,910	3,479
		79,192

Consumer staples 2.50%
Raia Drogasil SA, ordinary nominative shares	7,178,745	19,978
Universal Robina Corp.	11,735,715	18,657
BBB Foods, Inc., Class A (a)	669,472	18,585
Lamb Weston Holdings, Inc.	170,000	8,814
Apotea Sverige AB (a)	845,173	7,879
e.l.f. Beauty, Inc. (a)	22,848	2,843
		76,756

Energy 2.48%
Weatherford International	512,177	25,768
NuVista Energy, Ltd. (a)	1,249,839	13,749
CNX Resources Corp. (a)	350,000	11,788
Vista Energy, SAB de CV, Class A (ADR) (a)	202,376	9,676
Aegis Logistics Ltd.	790,464	7,151
Aegis Vopak Terminals, Ltd. (a)	711,249	2,035
Aegis Vopak Terminals, Ltd. (a)(e)	241,762	692
NexGen Energy, Ltd. (a)	380,341	2,639
Denison Mines Corp. (a)	1,375,744	2,515
		76,013

Utilities 1.91%
Neoenergia SA	4,000,086	18,819
Black Hills Corp.	197,486	11,079
9	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Talen Energy Corp. (a)	36,428	$10,592
SembCorp Industries, Ltd.	1,536,800	8,279
Nippon Gas Co., Ltd.	411,600	7,577
ACEN Corp.	50,415,592	2,318
		58,664
Total common stocks (cost: $2,104,018,000)		2,910,011

Preferred securities 0.77%
Information technology 0.47%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	11,470
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	1,360
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	181
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	173
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	116
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	56
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	48
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	27
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	21
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	1,070
		14,522

Financials 0.30%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	641,250	9,138
Total preferred securities (cost: $28,669,000)		23,660

Convertible stocks 0.43%
Materials 0.43%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	406,409	13,046
Total convertible stocks (cost: $12,428,000)		13,046

	Principal amount
Convertible bonds & notes 0.13%	(000)
Information technology 0.13%
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	USD	600	908
Wolfspeed, Inc., convertible notes, 0.25% 2/15/2028		3,235	833
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029		8,923	2,298
Total convertible bonds & notes (cost: $4,448,000)			4,039

Short-term securities 5.28%	Shares
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)(g)	1,423,124	142,312
American Funds Insurance Series	10

Global Small Capitalization Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 4.35% (f)(g)(h)	138,096	$13,810
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	5,832,209	5,832
		19,642
Total short-term securities (cost: $161,942,000)		161,954
Total investment securities 101.51% (cost: $2,311,505,000)		3,112,710
Other assets less liabilities (1.51)%		(46,233)
Net assets 100.00%		$3,066,477

Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(i)	$27,594	$—	$16,981		$2,176	$(12,789)	$—	$—
Short-term securities 5.09%
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)	16,001	418,610	292,289		(20)	10	142,312	2,399
Money market investments purchased with collateral from securities on loan 0.45%
Capital Group Central Cash Fund 4.35% (f)(h)	19,927		6,117	(j)			13,810	—	(k)
Total short-term securities							156,122
Total 5.09%					$2,156	$(12,779)	$156,122	$2,399
11	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp. (a)	3/8/2024	$12,580	$22,579	0.74%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	11,470	0.37
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	1,360	0.05
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	428	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	181	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	173	0.01
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	116	0.00	(l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	56	0.00	(l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	48	0.00	(l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	27	0.00	(l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	21	0.00	(l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	1,070	0.03
Total		$39,671	$37,529	1.22%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. The total value of all such securities was $21,033,000, which represented 0.69% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $37,529,000, which represented 1.22% of the net assets of the fund.
(d)	Value determined using significant unobservable inputs.
(e)	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $692,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Affiliated issuer during the reporting period but no longer held at 6/30/2025.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

EUR = Euros

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	12

Growth Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 97.18%	Shares	Value (000)
Information technology 27.11%
NVIDIA Corp.	16,406,398	$2,592,047
Microsoft Corp.	4,808,489	2,391,790
Broadcom, Inc.	7,732,511	2,131,467
Cloudflare, Inc., Class A (a)	4,644,781	909,587
Shopify, Inc., Class A, subordinate voting shares (a)	7,554,237	871,381
MicroStrategy, Inc., Class A (a)	1,507,861	609,523
Micron Technology, Inc.	4,702,712	579,609
Taiwan Semiconductor Manufacturing Co., Ltd.	10,759,000	390,406
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	84,037
Apple, Inc.	2,252,048	462,053
Salesforce, Inc.	1,191,227	324,836
Constellation Software, Inc.	87,642	321,361
Adobe, Inc. (a)	740,568	286,511
Synopsys, Inc. (a)	548,921	281,421
SK hynix, Inc.	1,164,664	251,987
Motorola Solutions, Inc.	392,000	164,820
ASML Holding NV (ADR)	159,102	127,502
ASML Holding NV	25,261	20,163
KLA Corp.	145,050	129,927
Oracle Corp.	588,434	128,649
Unity Software, Inc. (a)	5,288,825	127,990
Palantir Technologies, Inc., Class A (a)	809,801	110,392
AppLovin Corp., Class A (a)	270,000	94,522
Datadog, Inc., Class A (a)	649,685	87,272
DocuSign, Inc. (a)	922,000	71,815
ARM Holdings PLC (ADR) (a)(b)	437,756	70,803
Intel Corp.	2,250,000	50,400
RingCentral, Inc., Class A (a)	1,465,500	41,547
Atlassian Corp., Class A (a)	175,462	35,635
ServiceNow, Inc. (a)	31,490	32,374
Fair Isaac Corp. (a)	16,963	31,008
ASM International NV	41,358	26,473
Accenture PLC, Class A	74,063	22,137
Applied Materials, Inc.	102,877	18,834
MKS, Inc.	101,047	10,040
HubSpot, Inc. (a)	14,369	7,998
Stripe, Inc., Class B (a)(c)(d)	168,598	5,985
		13,904,302

Communication services 19.98%
Meta Platforms, Inc., Class A	6,460,365	4,768,331
Netflix, Inc. (a)	1,675,116	2,243,198
Alphabet, Inc., Class C	6,355,470	1,127,397
Alphabet, Inc., Class A	5,364,896	945,455
Charter Communications, Inc., Class A (a)	752,094	307,464
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	236,368
ROBLOX Corp., Class A (a)	1,951,083	205,254
Live Nation Entertainment, Inc. (a)	1,297,347	196,263
Take-Two Interactive Software, Inc. (a)	355,373	86,302
Comcast Corp., Class A	1,343,725	47,957
Nintendo Co., Ltd.	411,400	39,653
T-Mobile US, Inc.	99,374	23,677
Pinterest, Inc., Class A (a)	352,109	12,627
Frontier Communications Parent, Inc. (a)	244,130	8,886
		10,248,832

Consumer discretionary 13.76%
Tesla, Inc. (a)	7,509,093	2,385,339
Amazon.com, Inc. (a)	5,592,177	1,226,868
13	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	2,278,615	$713,525
DoorDash, Inc., Class A (a)	1,700,000	419,067
Chipotle Mexican Grill, Inc. (a)	5,026,162	282,219
NIKE, Inc., Class B	3,183,461	226,153
Tractor Supply Co.	3,325,000	175,460
Hermes International	61,000	165,195
Aramark	3,218,114	134,742
Burlington Stores, Inc. (a)	571,948	133,058
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	123,606
Booking Holdings, Inc.	21,261	123,085
Home Depot, Inc.	315,781	115,778
Duolingo, Inc., Class A (a)	267,716	109,769
Flutter Entertainment PLC (a)	330,165	94,348
Rivian Automotive, Inc., Class A (a)(b)	5,693,160	78,224
Wayfair, Inc., Class A (a)	1,406,061	71,906
Service Corp. International	848,647	69,080
D.R. Horton, Inc.	478,018	61,626
Amadeus IT Group SA, Class A, non-registered shares	661,683	55,714
Starbucks Corp.	443,476	40,636
DraftKings, Inc., Class A (a)	908,357	38,959
YUM! Brands, Inc.	246,744	36,563
Floor & Decor Holdings, Inc., Class A (a)	437,000	33,194
Five Below, Inc. (a)	252,000	33,057
Churchill Downs, Inc.	295,641	29,860
Marriott International, Inc., Class A	56,000	15,300
Polaris, Inc.	371,000	15,081
TopBuild Corp. (a)	40,220	13,021
YETI Holdings, Inc. (a)	325,329	10,254
Caesars Entertainment, Inc. (a)	356,300	10,115
Hilton Worldwide Holdings, Inc.	36,119	9,620
Helen of Troy, Ltd. (a)	269,597	7,651
		7,058,073

Health care 11.06%
Intuitive Surgical, Inc. (a)	1,991,933	1,082,437
Eli Lilly and Co.	922,850	719,389
Vertex Pharmaceuticals, Inc. (a)	1,490,615	663,622
Alnylam Pharmaceuticals, Inc. (a)	1,686,200	549,853
UnitedHealth Group, Inc.	930,678	290,344
Boston Scientific Corp. (a)	2,547,986	273,679
HCA Healthcare, Inc.	627,846	240,528
Thermo Fisher Scientific, Inc.	472,926	191,753
Hims & Hers Health, Inc., Class A (a)	2,848,145	141,980
Illumina, Inc. (a)	1,344,976	128,324
Regeneron Pharmaceuticals, Inc.	231,073	121,313
Centene Corp. (a)	2,053,544	111,466
Bristol-Myers Squibb Co.	1,979,253	91,620
Guardant Health, Inc. (a)	1,705,050	88,731
Insmed, Inc. (a)	796,167	80,126
Ascendis Pharma AS (ADR) (a)	444,896	76,789
Mettler-Toledo International, Inc. (a)	62,042	72,882
Align Technology, Inc. (a)	369,578	69,972
Danaher Corp.	340,644	67,291
Ionis Pharmaceuticals, Inc. (a)	1,674,900	66,175
Novo Nordisk AS, Class B	917,755	63,698
Exact Sciences Corp. (a)	1,192,321	63,360
EssilorLuxottica SA	229,003	62,826
BioNTech SE (ADR) (a)(b)	562,734	59,914
Abbott Laboratories	371,669	50,551
Molina Healthcare, Inc. (a)	161,327	48,059
American Funds Insurance Series	14

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
AstraZeneca PLC	343,952	$47,779
Royalty Pharma PLC, Class A	955,185	34,415
Veeva Systems, Inc., Class A (a)	87,585	25,223
IQVIA Holdings, Inc. (a)	105,500	16,626
CRISPR Therapeutics AG (a)(b)	334,619	16,276
Amgen, Inc.	55,569	15,515
Elevance Health, Inc.	26,768	10,412
QIAGEN NV	215,885	10,375
Verily Life Sciences, LLC (a)(c)(d)	300,178	9,825
Sarepta Therapeutics, Inc. (a)	498,337	8,521
		5,671,649

Industrials 10.54%
TransDigm Group, Inc.	716,472	1,089,496
General Electric Co.	1,544,121	397,441
Quanta Services, Inc.	987,626	373,402
Uber Technologies, Inc. (a)	3,500,000	326,550
Axon Enterprise, Inc. (a)	366,366	303,329
United Rentals, Inc.	343,479	258,777
Ingersoll-Rand, Inc.	2,632,733	218,991
GE Vernova, Inc.	384,741	203,586
United Airlines Holdings, Inc. (a)	2,300,410	183,182
ATI, Inc. (a)	2,086,140	180,117
Dayforce, Inc. (a)	3,030,416	167,855
Republic Services, Inc.	664,509	163,875
Equifax, Inc.	626,858	162,588
Boeing Co. (The) (a)	684,135	143,347
FTAI Aviation, Ltd.	1,094,574	125,920
Copart, Inc. (a)	2,348,144	115,223
Northrop Grumman Corp.	202,123	101,057
Airbus SE, non-registered shares	426,445	89,043
Ryanair Holdings PLC (ADR)	1,404,492	80,997
Ryanair Holdings PLC	96,554	2,732
Rocket Lab Corp. (a)(b)	2,320,675	83,011
Casella Waste Systems, Inc., Class A (a)	701,174	80,901
Old Dominion Freight Line, Inc.	490,000	79,527
Willscot Holdings Corp., Class A	2,545,837	69,756
Carrier Global Corp.	739,587	54,130
ITT, Inc.	343,000	53,793
Saia, Inc. (a)	192,280	52,683
Honeywell International, Inc.	204,196	47,553
HEICO Corp.	137,622	45,140
Bombardier, Inc., Class B (a)	518,058	45,135
XPO, Inc. (a)	263,564	33,286
Lennox International, Inc.	43,370	24,861
Safran SA	49,416	16,060
FedEx Corp.	68,327	15,531
Tetra Tech, Inc.	342,234	12,307
Einride AB (a)(c)(d)	78,648	2,633
		5,403,815

Financials 7.98%
Visa, Inc., Class A	2,685,292	953,413
Bank of America Corp.	7,760,600	367,232
Fiserv, Inc. (a)	1,979,966	341,366
Toast, Inc., Class A (a)	7,274,350	322,181
Mastercard, Inc., Class A	492,848	276,951
KKR & Co., Inc.	2,009,945	267,383
Affirm Holdings, Inc., Class A (a)	3,595,701	248,607
15	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Apollo Asset Management, Inc.	1,370,731	$194,466
Brookfield Corp., Class A	2,314,781	143,169
Capital One Financial Corp.	632,231	134,513
Blackstone, Inc.	802,515	120,040
Blue Owl Capital, Inc., Class A	4,832,647	92,835
Progressive Corp.	307,337	82,016
Block, Inc., Class A (a)	1,119,780	76,067
UBS Group AG	2,174,000	73,567
Ryan Specialty Holdings, Inc., Class A	1,007,426	68,495
First Citizens BancShares, Inc., Class A	31,833	62,280
Marsh & McLennan Cos., Inc.	275,836	60,309
Ares Management Corp., Class A	346,466	60,008
Truist Financial Corp.	1,350,366	58,052
Intercontinental Exchange, Inc.	176,208	32,329
Aon PLC, Class A	57,337	20,455
Kinsale Capital Group, Inc.	34,500	16,694
Arch Capital Group, Ltd.	159,854	14,555
Coinbase Global, Inc., Class A (a)	21,116	7,401
		4,094,384

Consumer staples 2.05%
Performance Food Group Co. (a)	3,559,500	311,350
Costco Wholesale Corp.	303,405	300,353
Dollar General Corp.	665,684	76,141
Mondelez International, Inc., Class A	861,831	58,122
Bunge Global SA	679,809	54,575
Philip Morris International, Inc.	298,723	54,406
Constellation Brands, Inc., Class A	325,000	52,871
Church & Dwight Co., Inc.	483,136	46,434
Dollar Tree Stores, Inc. (a)	372,328	36,875
Keurig Dr Pepper, Inc.	903,000	29,853
Estee Lauder Cos., Inc. (The), Class A	350,812	28,346
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	2,671
		1,051,997

Energy 1.98%
EOG Resources, Inc.	2,848,235	340,677
MEG Energy Corp.	8,273,055	156,318
Baker Hughes Co., Class A	3,500,000	134,190
Cenovus Energy, Inc. (CAD denominated)	6,693,761	91,085
TechnipFMC PLC	2,000,000	68,880
Canadian Natural Resources, Ltd. (CAD denominated)	2,160,826	67,915
Diamondback Energy, Inc.	325,000	44,655
EQT Corp.	701,954	40,938
Tourmaline Oil Corp.	596,759	28,792
Schlumberger NV	662,103	22,379
ConocoPhillips	225,174	20,207
		1,016,036

Materials 1.42%
Wheaton Precious Metals Corp.	2,574,257	231,168
Grupo Mexico, SAB de CV, Series B	19,156,155	116,032
Royal Gold, Inc.	551,247	98,034
Albemarle Corp.	1,072,000	67,182
Linde PLC	122,857	57,642
Franco-Nevada Corp. (CAD denominated)	323,280	53,076
American Funds Insurance Series	16

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
LyondellBasell Industries NV	856,344	$49,548
Sherwin-Williams Co.	98,004	33,651
Glencore PLC	5,275,000	20,535
		726,868

Utilities 0.70%
Constellation Energy Corp.	894,062	288,568
PG&E Corp.	4,145,582	57,789
Southern Co. (The)	127,300	11,690
		358,047

Real estate 0.60%
CoStar Group, Inc. (a)	2,099,529	168,802
Zillow Group, Inc., Class C, nonvoting shares (a)	2,008,084	140,666
		309,468
Total common stocks (cost: $20,717,415,000)		49,843,471

Preferred securities 0.29%
Information technology 0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	98,099
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	1,869
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	2,056
		141,620

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(c)(d)	154,765	5,182
Total preferred securities (cost: $96,054,000)		146,802

Rights & warrants 0.04%
Information technology 0.04%
Openai Global, LLC, rights (a)(c)(d)	13,740,540	22,672
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	—	(f)
Total rights & warrants (cost: $13,741,000)		22,672

Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	4,131

Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)(d)	809,003	566
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)(d)	171,920	120
Total convertible stocks (cost: $18,269,000)		4,817
17	American Funds Insurance Series

Growth Fund (continued)

		Value
Short-term securities 3.06%	Shares	(000)
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)(h)	14,433,847	$1,443,384

Money market investments purchased with collateral from securities on loan 0.25%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (g)(i)	126,327,908	126,327
Total short-term securities (cost: $1,569,522,000)		1,569,711
Total investment securities 100.58% (cost: $22,415,001,000)		51,587,473
Other assets less liabilities (0.58)%		(297,705)
Net assets 100.00%		$51,289,768

Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.81%
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)	$1,045,665	$3,192,626	$2,794,827		$(73)	$(7)	$1,443,384	$28,944
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (g)	4,032		4,032	(j)			—	—	(k)
Total 2.81%					$(73)	$(7)	$1,443,384	$28,944

American Funds Insurance Series	18

Growth Fund (continued)

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	$55,637	$98,099	0.19%
Stripe, Inc., Class B (a)(c)	5/6/2021	6,766	5,985	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	1,869	0.01
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,305	0.01
Openai Global, LLC, rights (a)(c)	9/30/2024	13,741	22,672	0.04
Verily Life Sciences, LLC (a)(c)	12/21/2018	37,000	9,825	0.02
Einride AB, Series C, preferred shares (a)(c)	11/23/2022-8/1/2024	5,262	5,182	0.01
Einride AB (a)(c)	2/1/2023	2,674	2,633	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	2,671	0.00	(l)
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	2,056	0.00	(l)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)	12/14/2023	1,382	566	0.00	(l)
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)	10/22/2021	10,452	120	0.00	(l)
Total		$187,070	$191,274	0.37%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. The total value of all such securities was $137,026,000, which represented 0.27% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $191,274,000, which represented 0.37% of the net assets of the fund.
(e)	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,671,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2025.
(h)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 95.66%	Shares	Value (000)
Industrials 18.27%
Airbus SE, non-registered shares	1,175,038	$245,352
Recruit Holdings Co., Ltd.	2,441,206	144,687
Rolls-Royce Holdings PLC	9,280,451	123,261
MTU Aero Engines AG	229,720	102,070
Siemens AG	342,280	87,754
Techtronic Industries Co., Ltd.	6,692,500	73,575
Melrose Industries PLC	9,427,170	68,687
Volvo AB, Class B	2,202,525	61,786
DSV A/S	196,029	47,106
Diploma PLC	649,753	43,595
Rumo SA	11,921,504	40,659
Localiza Rent a Car SA, ordinary nominative shares	5,037,704	37,571
Daikin Industries, Ltd.	284,574	33,644
Schneider Electric SE	123,293	32,794
Hitachi, Ltd.	1,041,000	30,397
Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	19,411
AtkinsRealis Group, Inc.	263,382	18,473
Safran SA	56,700	18,427
Marubeni Corp.	835,500	16,901
Experian PLC	312,810	16,110
ITOCHU Corp.	287,300	15,075
Singapore Technologies Engineering, Ltd.	1,938,700	11,878
Grab Holdings, Ltd., Class A (a)	2,358,675	11,864
IHI Corp.	82,450	8,955
Ashtead Group PLC	105,159	6,739
		1,316,771

Financials 16.42%
Standard Chartered PLC	10,643,746	176,344
Banco Bilbao Vizcaya Argentaria SA	9,692,633	149,055
Nu Holdings, Ltd., Class A (a)	9,743,513	133,681
KB Financial Group, Inc.	1,185,335	97,402
ING Groep NV	4,427,753	97,147
3i Group PLC	1,312,886	74,248
Mizuho Financial Group, Inc.	2,329,200	64,585
AIA Group, Ltd.	5,580,497	50,047
China Merchants Bank Co., Ltd., Class A	6,885,237	44,153
Ping An Insurance (Group) Company of China, Ltd., Class A	5,391,410	41,744
Ping An Insurance (Group) Company of China, Ltd., Class H	5,500	35
Munchener Ruckversicherungs-Gesellschaft AG	56,655	36,745
Societe Generale	641,452	36,684
Tokio Marine Holdings, Inc.	722,100	30,643
Bank Central Asia Tbk PT	56,767,400	30,333
BNP Paribas SA	274,697	24,696
Barclays PLC	4,901,727	22,695
Bank Mandiri (Persero) Tbk PT	74,952,600	22,530
ICICI Bank, Ltd.	1,170,642	19,735
NatWest Group PLC	2,303,704	16,171
Kotak Mahindra Bank, Ltd.	425,144	10,725
Futu Holdings, Ltd. (ADR)	35,499	4,387
		1,183,785

Information technology 13.29%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,788,936	355,207
SAP SE	457,023	138,975
ASML Holding NV	131,045	104,598
SK hynix, Inc.	474,112	102,579
Tokyo Electron, Ltd.	526,498	101,201
Shopify, Inc., Class A, subordinate voting shares (a)	387,897	44,744
American Funds Insurance Series	20

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
STMicroelectronics NV	941,936	$28,776
Infineon Technologies AG	575,649	24,489
Constellation Software, Inc.	3,666	13,442
Tata Consultancy Services, Ltd.	242,399	9,785
Keyence Corp.	22,764	9,143
Renesas Electronics Corp.	608,100	7,555
NEC Corp.	244,075	7,151
Canva, Inc. (a)(b)(c)	4,819	6,168
Elite Material Co., Ltd. (a)	142,322	4,297
		958,110

Communication services 9.09%
SoftBank Group Corp.	2,223,300	162,342
Deutsche Telekom AG	3,342,675	121,945
Tencent Holdings, Ltd.	1,728,061	110,729
Bharti Airtel, Ltd.	4,448,767	104,247
Universal Music Group NV	1,409,146	45,614
Sea, Ltd., Class A (ADR) (a)	247,921	39,652
NetEase, Inc.	879,716	23,646
Advanced Info Service PCL, foreign registered shares	2,166,500	18,560
Singapore Telecommunications, Ltd.	5,800,500	17,427
Nintendo Co., Ltd.	117,200	11,296
		655,458

Consumer discretionary 9.02%
MercadoLibre, Inc. (a)	34,217	89,431
adidas AG	335,638	78,263
Trip.com Group, Ltd.	1,243,307	72,223
Flutter Entertainment PLC (a)	244,696	69,924
Compagnie Financiere Richemont SA, Class A	273,347	51,486
Maruti Suzuki India, Ltd.	313,157	45,279
Ferrari NV (EUR denominated)	87,650	42,961
NEXT PLC	242,819	41,463
Hyundai Motor Co.	162,486	24,501
Midea Group Co., Ltd., Class A	2,284,500	23,019
H World Group, Ltd. (ADR)	587,501	19,928
Moncler SpA	341,959	19,492
Galaxy Entertainment Group, Ltd.	4,030,000	17,891
Industria de Diseno Textil SA	266,263	13,857
Fast Retailing Co., Ltd.	33,500	11,520
Shimano, Inc.	71,200	10,336
Coupang, Inc., Class A (a)	205,714	6,163
Stellantis NV	499,419	5,006
Hermes International	1,637	4,433
LVMH Moet Hennessy-Louis Vuitton SE	5,799	3,037
		650,213

Health care 8.62%
Novo Nordisk AS, Class B	2,797,531	194,165
Daiichi Sankyo Co., Ltd.	6,367,450	148,790
Sanofi	1,342,290	129,986
Eurofins Scientific SE, non-registered shares	494,520	35,208
Zealand Pharma AS (a)	566,084	31,702
AstraZeneca PLC	196,051	27,234
Alcon, Inc.	214,923	19,015
Sandoz Group AG	212,368	11,621
21	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
EssilorLuxottica SA	36,064	$9,894
bioMerieux SA	63,303	8,754
Ambu AS, Class B, non-registered shares	319,853	5,020
		621,389

Materials 7.87%
First Quantum Minerals, Ltd. (a)	14,456,903	256,811
Ivanhoe Mines, Ltd., Class A (a)	6,385,274	47,969
Ivanhoe Mines, Ltd., Class A (a)(c)	3,675,281	27,610
Rio Tinto PLC	930,790	54,236
Shin-Etsu Chemical Co., Ltd.	1,256,900	41,651
Grupo Mexico, SAB de CV, Series B	5,747,400	34,813
Air Liquide SA	118,039	24,352
Nitto Denko Corp.	1,148,055	22,255
Smurfit Westrock PLC	316,723	13,666
Nippon Sanso Holdings Corp.	355,500	13,486
Anglo American PLC	350,603	10,347
Akzo Nobel NV	112,948	7,903
Antofagasta PLC	291,075	7,230
DSM-Firmenich AG	46,001	4,891
		567,220

Consumer staples 5.97%
British American Tobacco PLC	2,677,738	127,286
Nestle SA	617,355	61,335
Danone SA	740,649	60,513
L’Oreal SA, non-registered shares	131,934	56,430
Ajinomoto Co., Inc.	1,796,300	48,760
JBS NV (BDR) (a)	1,940,148	27,928
Kweichow Moutai Co., Ltd., Class A	90,352	17,773
Avenue Supermarts, Ltd. (a)	262,709	13,394
Uni-Charm Corp.	1,184,800	8,561
Imperial Brands PLC	193,818	7,654
Suntory Beverage & Food, Ltd.	19,800	634
		430,268

Energy 5.50%
Reliance Industries, Ltd.	10,489,681	183,545
Canadian Natural Resources, Ltd. (CAD denominated)	4,945,487	155,437
Cenovus Energy, Inc. (CAD denominated)	2,993,045	40,728
Shell PLC (GBP denominated)	316,792	11,104
Neste OYJ	391,662	5,315
		396,129

Utilities 1.61%
Gulf Development PCL	36,220,543	43,253
E.ON SE	1,586,206	29,195
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	760,600	16,677
SembCorp Industries, Ltd.	2,815,100	15,166
Engie SA	511,996	12,017
		116,308
Total common stocks (cost: $5,034,543,000)		6,895,651
American Funds Insurance Series	22

International Fund (continued)

		Value
Preferred securities 0.46%	Shares	(000)
Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares	4,838,084	$32,903

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(c)	422	540
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(c)	18	23
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)(c)	1	2
		565
Total preferred securities (cost: $29,320,000)		33,468

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	7,730	—	(d)
Total rights & warrants (cost: $0)		—	(d)

Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)(f)	3,308,684	330,868
Total short-term securities (cost: $330,857,000)		330,868
Total investment securities 100.71% (cost: $5,394,720,000)		7,259,987
Other assets less liabilities (0.71)%		(51,283)
Net assets 100.00%		$7,208,704

Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)	$396,476	$948,672	$1,014,187		$(59)	$(34)	$330,868	$6,773
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (e)	1,000		1,000	(g)			—	—	(h)
Total 4.59%					$(59)	$(34)	$330,868	$6,773
23	American Funds Insurance Series

International Fund (continued)

Restricted securities (c)

	Acquisition	Cost	Value	Percent of net
	date(s)	(000)	(000)	assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$27,610	0.38%
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	8,215	6,168	0.09
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	719	540	0.01
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	31	23	0.00	(i)
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00	(i)
Total		$41,929	$34,343	0.48%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $34,343,000, which represented 0.48% of the net assets of the fund.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(i)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 92.43%	Shares	Value (000)
Financials 18.97%
Nu Holdings, Ltd., Class A (a)	3,475,989	$47,691
Banco Bilbao Vizcaya Argentaria SA	3,027,732	46,561
Mastercard, Inc., Class A	53,659	30,153
KB Financial Group, Inc.	330,656	27,171
UniCredit SpA	389,263	26,095
Kotak Mahindra Bank, Ltd.	1,018,993	25,707
HDFC Bank, Ltd.	920,326	21,479
Capitec Bank Holdings, Ltd.	103,880	20,836
Abu Dhabi Islamic Bank PJSC	3,439,751	20,137
XP, Inc., Class A	951,063	19,211
ICICI Bank, Ltd.	777,107	13,101
ICICI Bank, Ltd. (ADR)	158,364	5,327
Eurobank Ergasias Services and Holdings SA	5,246,223	18,020
PICC Property and Casualty Co., Ltd., Class H	9,028,947	17,483
AIA Group, Ltd.	1,823,800	16,356
PB Fintech, Ltd. (a)	758,548	16,132
Hana Financial Group, Inc.	237,601	15,193
Standard Chartered PLC	898,272	14,882
Cholamandalam Investment and Finance Co., Ltd.	768,894	14,596
Bank Mandiri (Persero) Tbk PT	47,604,600	14,309
Bank Central Asia Tbk PT	24,537,323	13,111
Visa, Inc., Class A	35,083	12,456
National Bank of Greece SA	882,700	11,261
Grupo Financiero Banorte, SAB de CV, Series O	1,229,490	11,238
AU Small Finance Bank, Ltd.	1,119,542	10,672
Hong Kong Exchanges and Clearing, Ltd.	199,900	10,665
B3 SA - Brasil, Bolsa, Balcao	3,890,498	10,440
BSE, Ltd.	311,729	10,069
Shriram Finance, Ltd.	1,216,175	10,024
S&P Global, Inc.	18,499	9,754
Al Rajhi Banking and Investment Corp., non-registered shares	385,958	9,735
Banco BTG Pactual SA, units	1,168,887	9,090
Brookfield Corp., Class A	140,664	8,700
Woori Financial Group, Inc.	459,527	7,644
Samsung Fire & Marine Insurance Co., Ltd.	23,477	7,550
Emirates NBD Bank PJSC	1,209,547	7,509
Bank of the Philippine Islands	3,239,828	7,477
Alpha Bank SA	1,994,176	7,024
China Merchants Bank Co., Ltd., Class H	827,500	5,782
China Merchants Bank Co., Ltd., Class A	120,400	772
People’s Insurance Company (Group) of China, Ltd. (The), Class H	8,466,000	6,439
Banco Santander SA	727,899	6,025
Bajaj Finance, Ltd.	539,900	5,896
HSBC Holdings PLC (GBP denominated)	472,913	5,724
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,502,880	4,205
Commercial International Bank - Egypt (CIB) SAE	644,623	1,095
Aon PLC, Class A	13,063	4,660
Axis Bank, Ltd.	310,838	4,347
Prudential PLC	340,961	4,271
Futu Holdings, Ltd. (ADR)	33,166	4,099
Central Depository Services (India), Ltd.	187,676	3,926
Akbank TAS	1,762,454	3,019
Saudi National Bank (The)	304,355	2,931
Canara Bank	2,191,124	2,918
Erste Group Bank AG	33,639	2,865
Grupo Financiero Galicia SA, Class B (ADR)	55,124	2,778
Vietnam Technological and Commercial JSCB (The) (a)	1,840,100	2,554
360 ONE WAM, Ltd.	177,690	2,475
BNP Paribas SA	27,469	2,470
Discovery, Ltd.	193,692	2,350
Ping An Insurance (Group) Company of China, Ltd., Class H	352,544	2,239
25	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Edenred SA	64,058	$1,984
Kaspi.kz JSC (ADR)	22,533	1,913
Abu Dhabi Commercial Bank PJSC	509,562	1,870
Bajaj Finserv, Ltd.	73,887	1,771
CVC Capital Partners PLC	83,328	1,706
Bank of Ningbo Co., Ltd., Class A	404,900	1,546
Industrial and Commercial Bank of China, Ltd., Class H	1,873,000	1,484
Saudi Awwal Bank SJSC, non-registered shares	157,166	1,412
Swiss Re AG	6,155	1,064
Kasikornbank PCL, foreign registered shares	222,300	1,052
BDO Unibank, Inc.	303,450	823
Bank of Baroda	248,531	721
Haci Omer Sabanci Holding AS	277,306	624
Asia Commercial Joint Stock Bank	708,170	578
Sberbank of Russia PJSC (b)	2,662,164	—	(c)
		707,247

Information technology 18.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,705,769	243,329
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,746	2,660
Microsoft Corp.	160,306	79,738
SK hynix, Inc.	316,700	68,521
Broadcom, Inc.	210,647	58,065
NVIDIA Corp.	239,839	37,892
ASML Holding NV	31,681	25,287
ASML Holding NV (ADR)	2,208	1,770
Cloudflare, Inc., Class A (a)	86,459	16,931
Synopsys, Inc. (a)	30,581	15,678
SAP SE	39,474	12,004
SAP SE (ADR)	4,295	1,306
Capgemini SE	61,733	10,548
E Ink Holdings, Inc.	1,334,000	10,092
Keyence Corp.	24,300	9,760
Tokyo Electron, Ltd.	47,000	9,034
MediaTek, Inc.	200,000	8,558
Apple, Inc.	30,219	6,200
KLA Corp.	6,801	6,092
Coforge, Ltd.	264,597	5,938
Elite Material Co., Ltd. (a)	180,992	5,465
Samsung Electronics Co., Ltd.	111,167	4,926
eMemory Technology, Inc.	59,000	4,767
Oracle Corp.	21,311	4,659
Advantech Co., Ltd.	341,000	3,969
HCL Technologies, Ltd.	168,613	3,399
Globant SA (a)	36,165	3,285
TDK Corp.	236,800	2,788
Micron Technology, Inc.	21,422	2,640
ASM International NV	3,936	2,519
Credo Technology Group Holding, Ltd. (a)	26,663	2,469
Tata Consultancy Services, Ltd.	60,004	2,422
Xiaomi Corp., Class B (a)	174,600	1,333
EPAM Systems, Inc. (a)	6,651	1,176
Unity Software, Inc. (a)	46,938	1,136
Canva, Inc. (a)(b)(d)	385	493
Disco Corp.	1,400	414
		677,263

Consumer discretionary 12.08%
MercadoLibre, Inc. (a)	34,697	90,685
American Funds Insurance Series	26

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Trip.com Group, Ltd. (ADR)	439,599	$25,778
Trip.com Group, Ltd.	403,445	23,436
BYD Co., Ltd., Class A	402,408	18,640
BYD Co., Ltd., Class H	835,500	13,038
Midea Group Co., Ltd., Class A	2,728,768	27,495
LVMH Moet Hennessy-Louis Vuitton SE	37,495	19,637
Eicher Motors, Ltd.	260,810	17,202
Galaxy Entertainment Group, Ltd.	3,645,000	16,182
Meituan, Class B (a)	836,900	13,359
Alibaba Group Holding, Ltd.	651,172	9,108
Alibaba Group Holding, Ltd. (ADR)	30,817	3,495
Jumbo SA	364,196	12,570
Compagnie Financiere Richemont SA, Class A	65,071	12,256
H World Group, Ltd. (ADR)	316,639	10,741
H World Group, Ltd.	244,900	828
Ferrari NV (EUR denominated)	20,115	9,859
Maruti Suzuki India, Ltd.	58,873	8,512
Titan Co., Ltd.	195,971	8,433
TVS Motor Co., Ltd.	232,931	7,926
Ryohin Keikaku Co., Ltd.	158,500	7,622
adidas AG	28,112	6,555
Amadeus IT Group SA, Class A, non-registered shares	64,781	5,455
Hermes International	1,896	5,135
Naspers, Ltd., Class N	16,462	5,129
MakeMyTrip, Ltd. (a)	47,364	4,643
Sands China, Ltd.	2,207,600	4,595
Booking Holdings, Inc.	791	4,579
PDD Holdings, Inc. (ADR) (a)	39,455	4,129
Wynn Resorts, Ltd.	43,313	4,057
Industria de Diseno Textil SA	73,400	3,820
Tesla, Inc. (a)	11,265	3,578
Shenzhou International Group Holdings, Ltd.	495,900	3,525
Inchcape PLC	303,859	3,028
Royal Caribbean Cruises, Ltd.	9,211	2,884
Li Ning Co., Ltd.	1,304,655	2,812
YUM! Brands, Inc.	17,671	2,619
Starbucks Corp.	27,127	2,486
Aptiv Holdings, Ltd. (a)	35,729	2,437
Vibra Energia SA	570,400	2,274
Mahindra & Mahindra, Ltd.	60,173	2,233
Marriott International, Inc., Class A	7,554	2,064
Swiggy, Ltd. (a)	344,328	1,608
Evolution AB	18,493	1,469
Hilton Worldwide Holdings, Inc.	5,460	1,454
ANTA Sports Products, Ltd.	118,700	1,429
Tube Investments of India, Ltd.	36,685	1,330
NIKE, Inc., Class B	18,711	1,329
Renault SA	25,328	1,167
Hyundai Mobis Co., Ltd.	5,052	1,074
Compagnie Generale des Etablissements Michelin	28,554	1,061
Shangri-La Asia, Ltd.	1,774,000	965
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	862
Pop Mart International Group, Ltd.	25,000	849
Hyundai Motor India, Ltd. (a)	32,248	835
ITC Hotels, Ltd. (a)	33,979	88
		450,359

Industrials 11.08%
Airbus SE, non-registered shares	259,078	54,096
Rolls-Royce Holdings PLC	2,326,727	30,903
27	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
International Container Terminal Services, Inc.	3,894,600	$28,416
Rumo SA	5,953,921	20,306
Safran SA	58,562	19,032
Copa Holdings SA, Class A	148,121	16,289
Techtronic Industries Co., Ltd.	1,363,500	14,990
General Electric Co.	56,239	14,475
Shenzhen Inovance Technology Co., Ltd., Class A	1,505,802	13,569
Hitachi, Ltd.	414,600	12,107
BAE Systems PLC	464,567	12,030
LS Electric Co., Ltd.	51,458	11,400
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	386,440	8,871
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	6,194	1,422
TransDigm Group, Inc.	6,399	9,731
Mitsubishi Heavy Industries, Ltd.	368,500	9,238
Localiza Rent a Car SA, ordinary nominative shares	1,230,526	9,177
Contemporary Amperex Technology Co., Ltd., Class A	259,276	9,126
Daikin Industries, Ltd.	75,700	8,950
Larsen & Toubro, Ltd.	209,113	8,948
Uber Technologies, Inc. (a)	95,102	8,873
Leonardo SpA	157,004	8,837
Motiva Infraestrutura de Mobilidade SA	3,342,651	8,484
DSV A/S	33,179	7,973
Siemens AG	29,434	7,546
Jiangsu Hengli Hydraulic Co., Ltd., Class A	655,664	6,588
Weichai Power Co., Ltd., Class A	1,845,700	3,962
Weichai Power Co., Ltd., Class H	947,000	1,923
Wizz Air Holdings PLC (a)(e)	272,591	4,078
IMCD NV	30,258	4,065
Schneider Electric SE	14,918	3,968
Carrier Global Corp.	52,454	3,839
Aselan Elektronik Sanayi ve Ticaret AS	1,006,320	3,811
InPost SA (a)	216,724	3,600
Ayala Corp.	336,470	3,405
GT Capital Holdings, Inc.	239,920	2,445
Bureau Veritas SA	67,515	2,302
Hanwha Aerospace Co., Ltd.	2,973	1,868
Ingersoll-Rand, Inc.	22,177	1,845
Boeing Co. (The) (a)	8,316	1,742
Grab Holdings, Ltd., Class A (a)	306,584	1,542
GE Vernova, Inc.	2,861	1,514
Epiroc AB, Class B	67,124	1,284
SM Investments Corp.	70,690	1,094
Airports of Thailand PCL, foreign registered shares	1,080,600	1,007
Legrand SA	7,279	973
Embraer SA	66,072	937
Haitian International Holdings, Ltd.	154,146	401
		412,982

Communication services 9.75%
Tencent Holdings, Ltd.	1,173,251	75,178
Meta Platforms, Inc., Class A	86,453	63,810
Bharti Airtel, Ltd.	1,701,223	39,865
Bharti Airtel, Ltd., interim shares	51,552	919
NetEase, Inc.	1,122,300	30,167
Kanzhun, Ltd., Class A (ADR) (a)	1,296,931	23,137
MTN Group, Ltd.	2,635,868	20,969
Alphabet, Inc., Class C	66,759	11,842
Alphabet, Inc., Class A	39,299	6,926
Netflix, Inc. (a)	12,144	16,262
KT Corp. (ADR)	662,486	13,766
American Funds Insurance Series	28

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Tencent Music Entertainment Group, Class A (ADR)	602,261	$11,738
America Movil, SAB de CV, Class B (ADR)	539,303	9,675
True Corp. PCL, foreign registered shares (a)	19,498,986	6,670
True Corp. PCL, nonvoting depositary receipts (a)	3,864,400	1,322
Telkom Indonesia (Persero) Tbk PT, Class B	34,179,000	5,853
Sea, Ltd., Class A (ADR) (a)	33,685	5,388
TIM SA	1,320,002	5,357
Orange	301,138	4,581
Baidu, Inc., Class A (ADR) (a)	48,302	4,142
Indus Towers, Ltd. (a)	366,083	1,798
Singapore Telecommunications, Ltd.	557,100	1,674
Kuaishou Technology, Class B (a)	151,800	1,224
JCDecaux SE	55,457	1,013
		363,276

Health care 6.12%
Novo Nordisk AS, Class B	641,758	44,542
Max Healthcare Institute, Ltd.	2,750,648	40,926
Eli Lilly and Co.	40,343	31,449
Laurus Labs, Ltd.	1,869,207	15,799
AstraZeneca PLC	77,534	10,770
Thermo Fisher Scientific, Inc.	23,722	9,618
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	1,008,388	7,304
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	260,000	1,782
Rede D’Or Sao Luiz SA	1,270,637	8,284
BeOne Medicines, Ltd. (ADR) (a)	30,564	7,399
BeOne Medicines, Ltd. (a)	36,200	681
Innovent Biologics, Inc. (a)	675,873	6,750
Zai Lab, Ltd. (ADR) (a)(e)	174,660	6,108
Abbott Laboratories	44,758	6,088
EssilorLuxottica SA	15,989	4,386
Danaher Corp.	18,681	3,690
Mankind Pharma, Ltd. (a)	116,150	3,142
OdontoPrev SA	1,320,175	2,848
Revvity, Inc.	24,914	2,410
bioMerieux SA	16,481	2,279
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	133,206	2,232
Lupin, Ltd.	85,261	1,927
WuXi AppTec Co., Ltd., Class H	154,400	1,547
Alcon, Inc.	17,457	1,544
Mettler-Toledo International, Inc. (a)	1,181	1,387
Asahi Intecc Co., Ltd.	71,500	1,134
Medtronic PLC	12,711	1,108
Wuxi Biologics (Cayman), Inc. (a)	240,500	786
CanSino Biologics, Inc., Class H (a)	35,921	158
		228,078

Consumer staples 6.01%
Kweichow Moutai Co., Ltd., Class A	175,970	34,615
Nestle SA	195,460	19,419
ITC, Ltd.	3,337,250	16,206
Dino Polska SA, non-registered shares (a)	88,026	12,846
Arca Continental, SAB de CV	1,023,525	10,818
Carlsberg A/S, Class B	73,053	10,351
JBS NV (BDR) (a)	649,875	9,355
Avenue Supermarts, Ltd. (a)	164,225	8,373
Anheuser-Busch InBev SA/NV	110,064	7,551
KT&G Corp.	73,530	6,957
Shoprite Holdings, Ltd.	411,098	6,431
29	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Tsingtao Brewery Co., Ltd., Class H	950,634	$6,206
Ajinomoto Co., Inc.	220,098	5,975
Varun Beverages, Ltd.	1,109,686	5,920
Monster Beverage Corp. (a)	94,046	5,891
Philip Morris International, Inc.	32,137	5,853
L’Oreal SA, non-registered shares	12,555	5,370
Constellation Brands, Inc., Class A	32,052	5,214
United Spirits, Ltd.	271,676	4,524
Raia Drogasil SA, ordinary nominative shares	1,609,884	4,480
British American Tobacco PLC	90,968	4,324
Masan Group Corp. (a)	1,415,200	4,161
Budweiser Brewing Co., APAC, Ltd. (e)	3,732,500	3,695
BBB Foods, Inc., Class A (a)	125,631	3,488
Mondelez International, Inc., Class A	39,313	2,651
Danone SA	26,928	2,200
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,143,368	2,092
WH Group, Ltd.	2,142,000	2,060
Godrej Consumer Products, Ltd.	140,237	1,927
Coca-Cola Co.	25,766	1,823
Dabur India, Ltd.	279,582	1,582
Chongqing Brewery Co., Ltd., Class A	142,300	1,094
JD Health International, Inc. (a)	107,650	590
		224,042

Materials 4.92%
First Quantum Minerals, Ltd. (a)	1,714,836	30,462
Linde PLC	40,288	18,902
Freeport-McMoRan, Inc.	420,670	18,236
Vale SA, ordinary nominative shares	1,001,048	9,701
Vale SA (ADR), ordinary nominative shares	724,393	7,034
Barrick Mining Corp.	624,702	13,006
APL Apollo Tubes, Ltd.	562,052	11,398
Glencore PLC	2,517,627	9,801
Amcor PLC (CDI)	857,203	8,011
Grupo Mexico, SAB de CV, Series B	1,305,403	7,907
BASF SE	116,745	5,756
Sika AG	19,448	5,280
Anhui Conch Cement Co., Ltd., Class H	1,677,500	4,265
Nutrien, Ltd. (CAD denominated)	71,990	4,195
Southern Copper Corp.	34,299	3,470
Impala Platinum Holdings, Ltd. (a)	303,087	2,721
Fresnillo PLC	134,845	2,665
Valterra Platinum, Ltd. (ZAR denominated)	59,708	2,665
Corteva, Inc.	34,721	2,588
Ivanhoe Mines, Ltd., Class A (a)	343,840	2,583
Wheaton Precious Metals Corp. (CAD denominated)	27,361	2,460
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,030	2,326
SRF, Ltd.	48,298	1,826
Asian Paints, Ltd.	63,269	1,727
Akzo Nobel NV	20,703	1,449
Arkema SA	14,823	1,092
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	682
Antofagasta PLC	20,116	500
Albemarle Corp.	5,932	372
Shin-Etsu Chemical Co., Ltd.	9,800	325
Gerdau SA (ADR)	55,796	163
Alrosa PJSC (b)	1,123,215	—	(c)
		183,568
American Funds Insurance Series	30

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy 2.23%
Reliance Industries, Ltd.	1,019,587	$17,840
TotalEnergies SE	245,605	15,073
Adnoc Gas PLC	11,725,982	10,920
ADNOC Drilling Co. PJSC	6,155,841	9,554
Vista Energy, SAB de CV, Class A (ADR) (a)	184,959	8,843
Galp Energia, SGPS, SA, Class B	243,804	4,472
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,847	4,314
Cheniere Energy, Inc.	17,049	4,152
Shell PLC (GBP denominated)	92,430	3,240
Chevron Corp.	15,884	2,274
Schlumberger NV	61,022	2,063
Borr Drilling, Ltd. (a)	149,981	274
Rosneft Oil Co. PJSC (b)	588,661	—	(c)
		83,019

Real estate 1.71%
Lodha Developers, Ltd.	2,312,205	37,320
China Resources Mixc Lifestyle Services, Ltd.	1,957,600	9,464
China Resources Land, Ltd.	1,274,000	4,317
Emaar Properties PJSC	1,115,023	4,129
CK Asset Holdings, Ltd.	741,500	3,268
KE Holdings, Inc., Class A (ADR)	128,112	2,273
SM Prime Holdings, Inc.	5,013,400	2,087
Longfor Group Holdings, Ltd.	336,846	397
Fibra Uno Administracion REIT, SA de CV	214,685	297
ALLOS SA, ordinary nominative shares	60,765	254
		63,806

Utilities 1.39%
Equatorial Energia SA, ordinary nominative shares	1,522,946	10,080
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	415,797	9,117
Gulf Development PCL	7,550,993	9,017
Power Grid Corporation of India, Ltd.	1,889,109	6,606
SembCorp Industries, Ltd.	1,194,800	6,437
Torrent Power, Ltd.	240,398	4,114
Engie SA	156,238	3,667
CPFL Energia SA	254,682	1,915
AES Corp.	74,426	783
		51,736
Total common stocks (cost: $2,102,932,000)		3,445,376

Preferred securities 0.74%
Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,293,179	8,781
Itau Unibanco Holding SA, preferred nominative shares	444,376	3,022
		11,803

Real estate 0.23%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(d)	32,657	6,965
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(d)	8,400	1,791
		8,756
31	American Funds Insurance Series

New World Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	140,739	$5,162
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(d)	34	44
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(d)	1	1
		5,207

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	35,578	1,758
Getir BV, Series D, preferred shares (a)(b)(d)	7,768	—	(c)
		1,758
Total preferred securities (cost: $28,667,000)		27,524

Rights & warrants 0.00%
Industrials 0.00%
Hanwha Aerospace Co., Ltd., rights, expire 7/2/2025 (a)	215	26
Total rights & warrants (cost: $0)		26

Convertible stocks 0.00%
Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	183
Total convertible stocks (cost: $286,000)		183

	Principal amount
Bonds, notes & other debt instruments 3.42%		(000)
Bonds & notes of governments & government agencies outside the U.S. 3.03%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD	200	176
Abu Dhabi (Emirate of) 5.50% 4/30/2054		905	903
Angola (Republic of) 9.50% 11/12/2025		400	402
Angola (Republic of) 8.25% 5/9/2028		600	566
Angola (Republic of) 8.00% 11/26/2029 (f)		445	405
Angola (Republic of) 8.75% 4/14/2032 (f)		280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (g)		937	633
Argentine Republic 5.00% 1/9/2038		601	430
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL	16,913	2,954
Brazil (Federative Republic of) 6.00% 5/15/2027 (h)		26,460	4,646
Brazil (Federative Republic of) 10.00% 1/1/2031		11,625	1,879
Brazil (Federative Republic of) 6.00% 8/15/2032 (h)		3,284	559
Brazil (Federative Republic of) 10.00% 1/1/2033		27,330	4,280
Brazil (Federative Republic of) 10.00% 1/1/2035		71,700	10,893
Brazil (Federative Republic of) 6.00% 8/15/2050 (h)		7,526	1,232
Chile (Republic of) 5.30% 11/1/2037	CLP	425,000	444
Chile (Republic of) 4.34% 3/7/2042	USD	350	304
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY	5,610	821
China (People’s Republic of), Series INBK, 3.72% 4/12/2051		23,270	4,429
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		1,250	218
China (People’s Republic of), Series INBK, 2.57% 5/20/2054		4,480	714
Colombia (Republic of) 3.25% 4/22/2032	USD	700	555
Colombia (Republic of) 8.50% 4/25/2035		400	416
Colombia (Republic of) 8.00% 11/14/2035		200	201
Colombia (Republic of) 5.20% 5/15/2049		755	508
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	4,320,700	858
Colombia (Republic of), Series B, 13.25% 2/9/2033		1,734,800	445
Colombia (Republic of), Series B, 7.25% 10/18/2034		1,223,500	219
American Funds Insurance Series	32

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (h)	COP	6,870	$515
Colombia (Republic of), Series B, 9.25% 5/28/2042		4,146,300	780
Colombia (Republic of), Series B, 7.25% 10/26/2050		4,713,300	693
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR	150	159
Czech Republic 1.95% 7/30/2037	CZK	17,900	659
Dominican Republic 8.625% 4/20/2027 (f)	USD	383	398
Dominican Republic 5.50% 2/22/2029 (f)		275	274
Dominican Republic 7.05% 2/3/2031 (f)		150	158
Dominican Republic 5.875% 1/30/2060		885	745
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP	26,845	553
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR	100	109
Egypt (Arab Republic of) 8.50% 1/31/2047	USD	400	325
Egypt (Arab Republic of) 8.875% 5/29/2050		755	630
Egypt (Arab Republic of) 8.15% 11/20/2059 (f)		500	386
Gabonese Republic 7.00% 11/24/2031		500	399
Honduras (Republic of) 6.25% 1/19/2027		875	877
Honduras (Republic of) 5.625% 6/24/2030 (f)		281	269
Hungary (Republic of) 6.25% 9/22/2032 (f)		330	345
Hungary (Republic of), Series A, 2.00% 5/23/2029	HUF	255,550	643
India (Republic of) 7.32% 11/13/2030	INR	3,480	43
India (Republic of) 6.54% 1/17/2032		15,620	185
India (Republic of) 7.18% 7/24/2037		176,070	2,151
India (Republic of) 7.09% 8/5/2054		280,280	3,303
Indonesia (Republic of) 6.625% 2/17/2037	USD	300	334
Indonesia (Republic of) 7.125% 8/15/2040	IDR	7,421,000	464
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		9,590,000	608
Indonesia (Republic of), Series 91, 6.375% 4/15/2032		317,000	19
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		16,818,000	1,060
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		29,553,000	1,819
Indonesia (Republic of), Series 80, 7.50% 6/15/2035		7,953,000	518
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD	945	951
Kenya (Republic of) 6.30% 1/23/2034		645	523
Kenya (Republic of) 9.50% 3/5/2036 (f)		555	524
Kenya (Republic of) 9.50% 3/5/2036		330	312
Malaysia (Federation of) 4.28% 3/23/2054	MYR	1,255	311
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034		8,766	2,132
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038		616	164
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039		3,245	801
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		2,200	524
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049		1,030	270
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050		2,776	666
Malaysia (Federation of), Series 022, 5.357% 5/15/2052		989	286
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD	490	508
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR	340	406
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD	255	262
Morocco (Kingdom of) 3.875% 4/2/2029	EUR	625	747
Morocco (Kingdom of) 4.75% 4/2/2035		200	236
Mozambique (Republic of) 9.00% 9/15/2031	USD	540	447
Nigeria (Republic of) 7.625% 11/21/2025 (f)		358	361
Nigeria (Republic of) 7.625% 11/21/2025		342	345
Nigeria (Republic of) 18.50% 2/21/2031	NGN	730,360	480
Oman (Sultanate of) 6.00% 8/1/2029	USD	715	751
Oman (Sultanate of) 6.75% 1/17/2048		485	502
Panama (Republic of) 3.75% 4/17/2026		100	99
Panama (Republic of) 7.875% 3/1/2057		600	612
Paraguay (Republic of) 4.95% 4/28/2031		320	319
Peru (Republic of) 3.00% 1/15/2034		225	190
Peru (Republic of) 6.55% 3/14/2037		360	392
Peru (Republic of) 2.78% 12/1/2060		100	54
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)		400	339
Philippines (Republic of) 6.375% 10/23/2034		145	160
33	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.95% 1/20/2040	USD	500	$432
Poland (Republic of) 5.75% 4/25/2029	PLN	2,410	693
Poland (Republic of) 4.875% 10/4/2033	USD	560	557
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN	9,440	2,732
Poland (Republic of), Series 1034, 5.00% 10/25/2034		6,920	1,862
Romania 2.00% 1/28/2032	EUR	950	910
Romania 5.25% 5/30/2032		450	523
Romania 5.25% 5/30/2032		230	267
Romania 2.00% 4/14/2033		300	271
Romania 5.625% 5/30/2037		390	434
Romania 2.875% 4/13/2042		335	246
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	USD	2,300	2,195
Senegal (Republic of) 4.75% 3/13/2028	EUR	600	560
Senegal (Republic of) 4.75% 3/13/2028		200	187
Sharjah (Emirate of) 4.625% 2/13/2032		651	769
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (f)	USD	1,010	1,007
South Africa (Republic of) 7.10% 11/19/2036 (f)		200	199
South Africa (Republic of) 11.625% 3/31/2053	ZAR	22,337	1,324
South Africa (Republic of), Series R-213, 7.00% 2/28/2031		482	25
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		11,495	621
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		17,388	920
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040		32,571	1,593
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044		15,670	720
Thailand (Kingdom of) 3.45% 6/17/2043	THB	40,963	1,526
Turkey (Republic of) 26.20% 10/5/2033	TRY	41,134	955
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025		35,060	826
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD	200	219
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY	23,445	417
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD	500	619
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043		1,710	1,208
United Mexican States 6.875% 5/13/2037		610	638
United Mexican States 4.75% 3/8/2044		800	632
United Mexican States 3.75% 4/19/2071		200	114
United Mexican States, Series M20, 8.50% 5/31/2029	MXN	29,350	1,560
United Mexican States, Series M, 7.75% 5/29/2031		56,500	2,871
United Mexican States, Series M, 7.50% 5/26/2033		51,184	2,493
United Mexican States, Series M, 7.75% 11/23/2034		38,324	1,864
United Mexican States, Series M30, 8.50% 11/18/2038		21,600	1,059
United Mexican States, Series M, 8.00% 7/31/2053		26,949	1,182
United Mexican States, Series S, 4.00% 10/29/2054 (h)		14,702	678
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018 (i)	USD	75	11
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019 (i)		930	138
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (i)		805	113
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (i)		800	129
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (i)		180	30
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028		230	41
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038		65	11
			112,814
Corporate bonds, notes & loans 0.39%
Energy 0.09%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)		410	415
Oleoducto Central SA 4.00% 7/14/2027 (f)		255	249
Petroleos Mexicanos 6.49% 1/23/2027		175	174
Petroleos Mexicanos 5.95% 1/28/2031		1,210	1,095
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		200	187
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)		430	310
American Funds Insurance Series	34

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	USD	250	$263
Vista Energy Argentina SAU 7.625% 12/10/2035 (f)		390	379
YPF SA 8.25% 1/17/2034 (f)		335	336
			3,408

Communication services 0.07%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN	13,710	753
America Movil, SAB de CV, 9.50% 1/27/2031		24,000	1,283
PLDT, Inc. 2.50% 1/23/2031	USD	210	189
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)		380	258
			2,483

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	266
Meituan 3.05% 10/28/2030 (f)		400	369
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)		345	349
MercadoLibre, Inc. 3.125% 1/14/2031		200	180
Sands China, Ltd. 4.375% 6/18/2030		220	211
Wynn Macau, Ltd. 5.625% 8/26/2028		260	256
			1,631

Utilities 0.04%
Aegea Finance SARL 9.00% 1/20/2031 (f)		275	292
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)		264	241
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (f)		412	381
Greenko Dutch BV 3.85% 3/29/2026 (f)		176	173
Greenko Dutch BV 3.85% 3/29/2026		176	173
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (g)		350	347
			1,607

Materials 0.04%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)		355	311
CSN Resources SA 8.875% 12/5/2030 (f)		400	397
PT Krakatau Posco 6.375% 6/11/2027		345	347
Sasol Financing USA, LLC 8.75% 5/3/2029 (d)		520	515
			1,570

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (g)		400	372
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(g)		340	360
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		300	277
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (g)		400	430
			1,439

Industrials 0.03%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		335	336
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	363
Mexico City Airport Trust 4.25% 10/31/2026		200	196
			895
35	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	USD	200	$204
NBM US Holdings, Inc. 7.00% 5/14/2026 (d)		200	201
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	423
			828

Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029 (f)		260	247
Rede D’Or Finance SARL 4.50% 1/22/2030		480	456
			703
Total corporate bonds, notes & loans			14,564
Total bonds, notes & other debt instruments (cost: $127,773,000)			127,378

Short-term securities 4.09%	Shares
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)(k)	1,476,818	147,681

Money market investments purchased with collateral from securities on loan 0.12%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (j)(l)	4,305,789	4,306

	Weighted average yield	Principal amount
	at acquisition		(000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 9/9/2025	21.357%	EGP	11,900	228
Egypt (Arab Republic of) 1/6/2026	19.531		12,600	222
				450
Total short-term securities (cost: $152,427,000)				152,437
Total investment securities 100.68% (cost: $2,412,085,000)				3,752,924
Other assets less liabilities (0.68)%				(25,264)
Net assets 100.00%				$3,727,660

Futures contracts

		Number of	Expiration	Notional amount		Value and unrealized appreciation (depreciation) at 6/30/2025
Contracts	Type	contracts	date	(000)		(000)
2 Year U.S. Treasury Note Futures	Short	2	10/3/2025	USD	(416)	$(1)
5 Year Euro-Bobl Futures	Short	14	9/10/2025		(1,941)	5
5 Year U.S. Treasury Note Futures	Short	3	10/3/2025		(327)	(3)
10 Year Euro-Bund Futures	Short	15	9/10/2025		(2,300)	12
10 Year Ultra U.S. Treasury Note Futures	Long	18	9/30/2025		2,057	40
American Funds Insurance Series	36

New World Fund (continued)

Futures contracts (continued)

						Value and unrealized appreciation
				Notional		(depreciation)
		Number of	Expiration	amount		at 6/30/2025
Contracts	Type	contracts	date	(000)		(000)
20 Year U.S. Treasury Bond Futures	Long	1	9/30/2025	USD	116	$4
30 Year Ultra U.S. Treasury Bond Futures	Long	1	9/30/2025		119	4
						$61

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2025 (000)
CNH	6,810	USD	952	Standard Chartered Bank	7/9/2025	$— (c)
USD	471	MYR	1,995	BNP Paribas	7/9/2025	(2)
INR	1,695	USD	20	Standard Chartered Bank	7/14/2025	— (c)
USD	962	EUR	839	Standard Chartered Bank	7/14/2025	(28)
EUR	490	USD	560	BNP Paribas	7/15/2025	17
MXN	1,228	USD	64	Citibank	7/15/2025	1
USD	64	MXN	1,228	Bank of New York Mellon	7/15/2025	(1)
THB	39,695	USD	1,226	Citibank	7/15/2025	(1)
USD	297	THB	9,665	Citibank	7/15/2025	(2)
CNH	7,185	USD	1,003	Citibank	7/16/2025	2
USD	1,371	ZAR	24,367	Goldman Sachs	7/16/2025	(4)
USD	2,447	EUR	2,127	Bank of America	7/16/2025	(61)
USD	38	IDR	622,415	Citibank	7/18/2025	— (c)
USD	861	BRL	4,817	Citibank	7/18/2025	(21)
USD	717	COP	3,027,600	Morgan Stanley	7/18/2025	(22)
USD	47	MYR	201	BNP Paribas	7/21/2025	— (c)
USD	98	PLN	360	Citibank	7/21/2025	(2)
USD	1,285	MYR	5,447	JPMorgan Chase	7/21/2025	(9)
IDR	3,560,000	USD	217	HSBC Bank	7/23/2025	3
EUR	76	USD	88	Morgan Stanley	7/25/2025	2
INR	12,140	USD	141	BNP Paribas	7/28/2025	1
USD	98	MXN	1,875	Morgan Stanley	7/28/2025	(1)
CZK	31,590	USD	1,496	Citibank	8/6/2025	10
HUF	348,902	USD	1,021	HSBC Bank	8/6/2025	5
CZK	20,855	USD	947	Citibank	8/27/2025	49
USD	653	ZAR	11,850	Goldman Sachs	8/27/2025	(14)
						$(78)

Investments in affiliates (k)

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)	$94,686	$320,134	$267,116	$(15)	$(8)	$147,681	$2,879
37	American Funds Insurance Series

New World Fund (continued)

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,965		0.19%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,791		0.05
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	410	423		0.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	197	201		0.01
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	656	493		0.01
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	44		0.00	(m)
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	1		0.00	(m)
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	525	515		0.01
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	—	(c)	0.00	(m)
Total		$12,322	$10,433		0.28%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,433,000, which represented 0.28% of the net assets of the fund.
(e)	All or a portion of this security was on loan. The total value of all such securities was $7,151,000, which represented 0.19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(f)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,331,000, which represented 0.33% of the net assets of the fund.
(g)	Step bond; coupon rate may change at a later date.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Rate represents the seven-day yield at 6/30/2025.
(k)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	38

Washington Mutual Investors Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 96.21%	Shares	Value (000)
Information technology 22.40%
Broadcom, Inc.	3,180,875	$876,808
Microsoft Corp.	1,477,941	735,143
NVIDIA Corp.	1,376,003	217,395
Apple, Inc.	959,455	196,851
KLA Corp.	125,916	112,788
ASML Holding NV (ADR)	112,763	90,367
Motorola Solutions, Inc.	149,143	62,709
International Business Machines Corp.	210,325	62,000
Accenture PLC, Class A	143,216	42,806
SAP SE (ADR)	135,006	41,055
Texas Instruments, Inc.	180,420	37,459
Oracle Corp.	148,419	32,449
Salesforce, Inc.	97,867	26,687
Applied Materials, Inc.	100,045	18,315
Synopsys, Inc. (a)	31,950	16,380
ASM International NV (ADR)	21,707	13,913
Adobe, Inc. (a)	34,743	13,441
Intel Corp.	545,538	12,220
TE Connectivity Public, Ltd. Co.	36,193	6,105
		2,614,891

Financials 18.36%
Marsh & McLennan Cos., Inc.	1,137,983	248,808
JPMorgan Chase & Co.	666,861	193,330
BlackRock, Inc.	166,414	174,610
Visa, Inc., Class A	471,682	167,471
Mastercard, Inc., Class A	230,802	129,697
Capital One Financial Corp.	603,410	128,381
Chubb, Ltd.	393,830	114,100
Arthur J. Gallagher & Co.	340,478	108,994
Bank of America Corp.	2,241,655	106,075
Wells Fargo & Co.	1,022,919	81,956
Truist Financial Corp.	1,752,492	75,340
Morgan Stanley	514,896	72,528
Apollo Asset Management, Inc.	429,153	60,884
Citizens Financial Group, Inc.	1,320,920	59,111
KKR & Co., Inc.	432,202	57,496
Blackstone, Inc.	338,091	50,572
CME Group, Inc., Class A	134,224	36,995
Aon PLC, Class A	100,447	35,835
American Express Co.	111,170	35,461
S&P Global, Inc.	66,315	34,967
Progressive Corp.	128,261	34,228
Brookfield Asset Management, Ltd., Class A	483,694	26,739
Goldman Sachs Group, Inc.	29,966	21,208
Citigroup, Inc.	233,574	19,882
AXA SA (ADR)	365,158	17,936
Carlyle Group, Inc. (The)	270,192	13,888
PNC Financial Services Group, Inc.	68,886	12,842
Intercontinental Exchange, Inc.	52,537	9,639
Fifth Third Bancorp	178,306	7,334
KeyCorp	397,800	6,930
		2,143,237

Industrials 11.50%
RTX Corp.	1,224,474	178,798
General Electric Co.	641,966	165,236
Northrop Grumman Corp.	283,061	141,525
Boeing Co. (The) (a)	374,770	78,526
39	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares		Value (000)
Industrials (continued)
Honeywell International, Inc.	324,457		$75,560
Union Pacific Corp.	289,892		66,698
Paychex, Inc.	451,500		65,675
3M Co.	398,062		60,601
L3Harris Technologies, Inc.	234,851		58,910
Caterpillar, Inc.	145,015		56,296
Deere & Co.	102,849		52,298
Delta Air Lines, Inc.	769,587		37,848
Ingersoll-Rand, Inc.	444,378		36,963
Equifax, Inc.	139,296		36,129
Carrier Global Corp.	438,946		32,126
Parker-Hannifin Corp.	41,006		28,642
PACCAR, Inc.	209,348		19,901
Waste Connections, Inc.	99,256		18,533
FedEx Corp.	79,115		17,984
Johnson Controls International PLC	162,291		17,141
Siemens AG (ADR)	132,607		17,089
BAE Systems PLC (ADR)	161,872		17,008
Republic Services, Inc.	67,539		16,656
HEICO Corp.	44,486		14,591
CSX Corp.	440,277		14,366
Eaton Corp. PLC	17,329		6,186
Lennox International, Inc.	8,982		5,149
Deutsche Post AG (ADR)	94,500		4,390
TransUnion	21,970		1,933
Veralto Corp.	—	(b)	—	(b)
			1,342,758

Health care 11.37%
Eli Lilly and Co.	288,964		225,256
UnitedHealth Group, Inc.	488,501		152,398
Abbott Laboratories	1,103,923		150,145
Amgen, Inc.	521,767		145,682
CVS Health Corp.	1,797,053		123,961
Gilead Sciences, Inc.	780,218		86,503
AstraZeneca PLC (ADR)	1,172,994		81,969
Vertex Pharmaceuticals, Inc. (a)	174,716		77,783
Danaher Corp.	299,736		59,210
AbbVie, Inc.	301,318		55,931
Elevance Health, Inc.	129,557		50,392
Sanofi (ADR)	450,166		21,747
Bristol-Myers Squibb Co.	425,890		19,714
Zimmer Biomet Holdings, Inc.	210,007		19,155
Novo Nordisk AS, Class B (ADR)	193,034		13,323
Thermo Fisher Scientific, Inc.	30,868		12,516
Humana, Inc.	31,515		7,705
Illumina, Inc. (a)	80,452		7,676
Regeneron Pharmaceuticals, Inc.	13,923		7,310
Cooper Cos., Inc. (a)	79,881		5,684
Zoetis, Inc., Class A	20,870		3,255
			1,327,315

Consumer staples 8.74%
Philip Morris International, Inc.	2,426,916		442,014
British American Tobacco PLC (ADR)	1,900,519		89,952
Keurig Dr Pepper, Inc.	2,618,399		86,564
Altria Group, Inc.	1,020,176		59,813
Constellation Brands, Inc., Class A	347,154		56,475
Mondelez International, Inc., Class A	776,532		52,369
American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)

		Value
Common stocks (continued)	Shares	(000)
Consumer staples (continued)
Coca-Cola Co.	590,211	$41,757
Procter & Gamble Co.	216,242	34,452
Costco Wholesale Corp.	33,711	33,372
Hershey Co.	120,501	19,997
Church & Dwight Co., Inc.	184,306	17,714
Nestlé SA (ADR)	178,302	17,709
Dollar General Corp.	138,016	15,786
Kimberly-Clark Corp.	103,829	13,386
Estee Lauder Cos., Inc. (The), Class A	145,769	11,778
Kraft Heinz Co. (The)	412,788	10,658
Target Corp.	98,519	9,719
Bunge Global SA	80,582	6,469
		1,019,984

Consumer discretionary 6.59%
Royal Caribbean Cruises, Ltd.	568,612	178,055
Home Depot, Inc.	250,518	91,850
Starbucks Corp.	949,091	86,965
YUM! Brands, Inc.	530,703	78,640
Amazon.com, Inc. (a)	356,329	78,175
Darden Restaurants, Inc.	342,240	74,598
TJX Companies, Inc. (The)	336,253	41,524
Marriott International, Inc., Class A	100,754	27,527
NIKE, Inc., Class B	360,727	25,626
D.R. Horton, Inc.	171,613	22,124
Vail Resorts, Inc.	118,995	18,698
Tractor Supply Co.	340,785	17,983
General Motors Co.	226,927	11,167
Chipotle Mexican Grill, Inc. (a)	165,637	9,301
Sony Group Corp. (ADR) (c)	268,839	6,998
		769,231

Communication services 4.85%
Alphabet, Inc., Class C	591,921	105,001
Alphabet, Inc., Class A	449,491	79,214
Meta Platforms, Inc., Class A	241,141	177,984
Comcast Corp., Class A	3,506,395	125,143
Walt Disney Co. (The)	323,772	40,151
Electronic Arts, Inc.	144,232	23,034
Deutsche Telekom AG (ADR)	267,761	9,797
AT&T, Inc.	189,961	5,497
		565,821

Utilities 3.74%
Constellation Energy Corp.	389,313	125,655
Sempra	1,188,525	90,054
Southern Co. (The)	821,429	75,432
FirstEnergy Corp.	1,235,342	49,735
DTE Energy Co.	225,528	29,873
CenterPoint Energy, Inc.	560,529	20,594
Entergy Corp.	238,997	19,865
Public Service Enterprise Group, Inc.	192,090	16,170
NextEra Energy, Inc.	125,161	8,689
		436,067

Energy 3.52%
EOG Resources, Inc.	1,101,276	131,724
41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Exxon Mobil Corp.	818,910	$88,278
ConocoPhillips	625,790	56,158
Canadian Natural Resources, Ltd.	1,752,296	55,022
Shell PLC (ADR)	378,073	26,620
TC Energy Corp.	434,970	21,222
Cenovus Energy, Inc.	951,373	12,939
Halliburton Co.	398,694	8,125
Schlumberger NV	216,823	7,329
Chevron Corp.	20,964	3,002
		410,419

Materials 2.86%
Linde PLC	187,287	87,871
Corteva, Inc.	873,022	65,066
Wheaton Precious Metals Corp.	565,165	50,752
Air Products and Chemicals, Inc.	177,158	49,969
International Paper Co.	770,696	36,092
Freeport-McMoRan, Inc.	258,172	11,192
Rio Tinto PLC (ADR)	156,586	9,134
LyondellBasell Industries NV	153,562	8,885
Royal Gold, Inc.	44,934	7,991
H.B. Fuller Co.	114,890	6,911
		333,863

Real estate 2.28%
Welltower, Inc. REIT	912,865	140,335
Mid-America Apartment Communities, Inc. REIT	327,583	48,486
Prologis, Inc. REIT	262,923	27,638
American Tower Corp. REIT	87,159	19,264
Simon Property Group, Inc. REIT	93,346	15,006
AvalonBay Communities, Inc. REIT	43,005	8,751
Extra Space Storage, Inc. REIT	42,274	6,233
		265,713
Total common stocks (cost: $6,870,557,000)		11,229,299

Convertible stocks 0.50%
Industrials 0.27%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	30,980

Financials 0.23%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	436,775	23,411
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,042
		27,453
Total convertible stocks (cost: $47,807,000)		58,433

Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)(e)	3,667,823	366,782
American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)

		Value
Short-term securities (continued)	Shares	(000)
Money market investments purchased with collateral from securities on loan 0.00%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (d)(f)	4,082	$4
Total short-term securities (cost: $366,736,000)		366,786
Total investment securities 99.85% (cost: $7,285,100,000)		11,654,518
Other assets less liabilities 0.15%		17,171
Net assets 100.00%		$11,671,689

Investments in affiliates (e)

						Net
					Net	unrealized		Dividend
	Value at				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions		gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)		(000)	(000)	(000)	(000)
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)	$245,250	$902,891	$781,291		$(31)	$(37)	$366,782	$7,099
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (d)	9,850		9,850	(g)			—	—	(h)
Total 3.14%					$(31)	$(37)	$366,782	$7,099

(a)	Security did not produce income during the last 12 months.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was on loan. The total value of all such securities was $4,000, which represented less than 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(d)	Rate represents the seven-day yield at 6/30/2025.
(e)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

43	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 96.54%	Shares	Value (000)
Financials 23.50%
Capital One Financial Corp.	2,354	$501
Brown & Brown, Inc.	3,591	398
Fifth Third Bancorp	7,211	297
Victory Capital Holdings, Inc., Class A	4,402	280
RenaissanceRe Holdings, Ltd.	1,100	267
KeyCorp	13,000	227
TPG, Inc., Class A	3,952	207
LPL Financial Holdings, Inc.	534	200
Hamilton Lane, Inc., Class A	1,186	169
StepStone Group, Inc., Class A	2,938	163
Affirm Holdings, Inc., Class A (a)	2,094	145
Aspen Insurance Holdings, Ltd., Class A (a)	4,099	129
WEX, Inc. (a)	864	127
Radian Group, Inc.	3,119	112
Tradeweb Markets, Inc., Class A	614	90
Ameriprise Financial, Inc.	158	84
Artisan Partners Asset Management, Inc., Class A	1,682	75
Ally Financial, Inc.	1,756	68
Citizens Financial Group, Inc.	1,105	50
Kinsale Capital Group, Inc.	91	44
Arthur J. Gallagher & Co.	109	35
Block, Inc., Class A (a)	521	35
		3,703

Industrials 20.22%
XPO, Inc. (a)	2,218	280
United Rentals, Inc.	342	258
Karman Holdings, Inc. (a)	4,909	247
Crane Co.	1,255	238
Ingersoll-Rand, Inc.	2,725	227
ATI, Inc. (a)	1,884	163
Comfort Systems USA, Inc.	284	152
AGCO Corp.	1,407	145
Core & Main, Inc., Class A (a)	2,211	133
Generac Holdings, Inc. (a)	853	122
Kadant, Inc.	378	120
APi Group Corp. (a)	2,013	103
SiteOne Landscape Supply, Inc. (a)	830	100
Advanced Drainage Systems, Inc.	718	83
Copart, Inc. (a)	1,583	78
PACCAR, Inc.	756	72
Applied Industrial Technologies, Inc.	306	71
Toro Co. (The)	897	63
HEICO Corp.	180	59
Alight, Inc., Class A	10,335	59
L3Harris Technologies, Inc.	192	48
Robert Half, Inc.	1,150	47
Graco, Inc.	521	45
AMETEK, Inc.	246	45
Fluor Corp. (a)	774	40
Bloom Energy Corp., Class A (a)	1,537	37
Nextracker, Inc., Class A (a)	598	33
Oshkosh Corp.	282	32
CBIZ, Inc. (a)	408	29
FTI Consulting, Inc. (a)	139	22
FTAI Aviation, Ltd.	186	21
Regal Rexnord Corp.	98	14
		3,186
American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 16.33%
YUM! Brands, Inc.	2,323	$344
Hilton Worldwide Holdings, Inc.	1,003	267
Vail Resorts, Inc.	1,634	257
LKQ Corp.	6,101	226
Aptiv Holdings, Ltd. (a)	2,253	154
Bright Horizons Family Solutions, Inc. (a)	970	120
Wingstop, Inc.	341	115
Flutter Entertainment PLC (a)	400	114
Five Below, Inc. (a)	714	94
Darden Restaurants, Inc.	422	92
General Motors Co.	1,825	90
Williams-Sonoma, Inc.	475	77
Polaris, Inc.	1,836	75
Murphy USA, Inc.	154	63
TopBuild Corp. (a)	191	62
Chewy, Inc., Class A (a)	1,441	61
Texas Roadhouse, Inc.	321	60
Royal Caribbean Cruises, Ltd.	181	57
D.R. Horton, Inc.	396	51
Brinker International, Inc. (a)	266	48
Toll Brothers, Inc.	408	46
Cavco Industries, Inc. (a)	78	34
AutoZone, Inc. (a)	9	33
CAVA Group, Inc. (a)	385	32
		2,572

Information technology 10.90%
Ingram Micro Holding Corp.	12,295	256
Insight Enterprises, Inc. (a)	1,116	154
Fabrinet, non-registered shares (a)	513	151
Keysight Technologies, Inc. (a)	836	137
Flex, Ltd. (a)	2,187	109
Lumentum Holdings, Inc. (a)	1,084	103
Vontier Corp.	2,653	98
Procore Technologies, Inc. (a)	1,410	97
Cloudflare, Inc., Class A (a)	394	77
Pure Storage, Inc., Class A (a)	1,273	73
TD SYNNEX Corp.	472	64
MongoDB, Inc., Class A (a)	293	62
Ciena Corp. (a)	657	54
CDW Corp.	276	49
EPAM Systems, Inc. (a)	221	39
RingCentral, Inc., Class A (a)	1,316	37
Okta, Inc., Class A (a)	369	37
Fair Isaac Corp. (a)	18	33
Clearwater Analytics Holdings, Inc., Class A (a)	1,392	31
Klaviyo, Inc., Class A (a)	693	23
ServiceTitan, Inc., Class A (a)	160	17
Circle Internet Group, Inc. (a)(b)	96	17
		1,718

Consumer staples 8.32%
US Foods Holding Corp. (a)	4,947	381
Monster Beverage Corp. (a)	3,877	243
e.l.f. Beauty, Inc. (a)	1,295	161
Kimberly-Clark Corp.	801	103
Casey’s General Stores, Inc.	189	96
Dollar General Corp.	823	94
Estee Lauder Cos., Inc. (The), Class A	801	65
45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Keurig Dr Pepper, Inc.	1,967	$65
Maplebear, Inc. (a)	1,127	51
Target Corp.	347	34
Constellation Brands, Inc., Class A	75	12
Bunge Global SA	56	5
		1,310

Health care 7.45%
Hims & Hers Health, Inc., Class A (a)	2,204	110
Medpace Holdings, Inc. (a)	305	96
Exact Sciences Corp. (a)	1,764	94
Ionis Pharmaceuticals, Inc. (a)	2,386	94
Align Technology, Inc. (a)	458	87
Illumina, Inc. (a)	885	84
Veeva Systems, Inc., Class A (a)	291	84
Cooper Cos., Inc. (a)	1,132	81
Molina Healthcare, Inc. (a)	233	69
Halozyme Therapeutics, Inc. (a)	1,133	59
Doximity, Inc., Class A (a)	884	54
Penumbra, Inc. (a)	203	52
Natera, Inc. (a)	275	47
Zimmer Biomet Holdings, Inc.	328	30
NewAmsterdam Pharma Co. NV (a)	1,638	30
DexCom, Inc. (a)	310	27
Humana, Inc.	95	23
Krystal Biotech, Inc. (a)	147	20
Alnylam Pharmaceuticals, Inc. (a)	34	11
agilon health, Inc. (a)	4,503	10
Caris Life Sciences, Inc., Class A (a)	345	9
GRAIL, Inc. (a)(b)	57	3
		1,174

Communication services 3.44%
ROBLOX Corp., Class A (a)	2,872	302
Live Nation Entertainment, Inc. (a)	613	93
Charter Communications, Inc., Class A (a)	128	52
Trade Desk, Inc. (The), Class A (a)	669	48
Take-Two Interactive Software, Inc. (a)	192	47
		542

Real estate 2.79%
Mid-America Apartment Communities, Inc. REIT	898	133
Essex Property Trust, Inc. REIT	370	105
Crown Castle, Inc. REIT	828	85
NNN REIT, Inc.	1,771	76
Lineage, Inc. REIT	937	41
		440

Energy 2.03%
Diamondback Energy, Inc.	883	121
Baker Hughes Co., Class A	2,254	87
Viper Energy, Inc., Class A	1,358	52
Permian Resources Corp., Class A	3,106	42
Cheniere Energy, Inc.	71	17
		319
American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 1.46%
International Paper Co.	3,154	$148
Element Solutions, Inc.	2,825	64
Albemarle Corp.	295	18
		230

Utilities 0.10%
FirstEnergy Corp.	364	15
Total common stocks (cost: $14,596,000)		15,209

Short-term securities 3.28%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)(d)	5,099	510

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (c)(e)	6,301	7
Total short-term securities (cost: $516,000)		517
Total investment securities 99.82% (cost: $15,112,000)		15,726
Other assets less liabilities 0.18%		29
Net assets 100.00%		$15,755

Investments in affiliates (d)

				Net		Net unrealized			Dividend
	Value at			realized		appreciation		Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)		(depreciation)		6/30/2025	income
	(000)	(000)	(000)	(000)		(000)		(000)	(000)
Short-term securities 3.24%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)	$288	$2,214	$1,992	$—	(f)	$—	(f)	$510	$7

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. The total value of all such securities was $7,000, which represented 0.04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Amount less than one thousand.

Key to abbreviation(s)

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

47	American Funds Insurance Series

Capital World Growth and Income Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 95.96%	Shares	Value (000)
Information technology 21.38%
Broadcom, Inc.	322,908	$89,010
Taiwan Semiconductor Manufacturing Co., Ltd.	2,154,772	78,189
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,201	725
Microsoft Corp.	148,122	73,677
NVIDIA Corp.	275,672	43,553
Apple, Inc.	106,641	21,880
ASML Holding NV	17,464	13,939
ASML Holding NV (ADR)	1,512	1,212
International Business Machines Corp.	41,677	12,286
Micron Technology, Inc.	97,542	12,022
Tokyo Electron, Ltd.	50,675	9,741
Oracle Corp.	35,633	7,790
Shopify, Inc., Class A, subordinate voting shares (a)	65,481	7,553
SAP SE	20,143	6,125
Texas Instruments, Inc.	25,295	5,252
MediaTek, Inc.	122,094	5,224
Seagate Technology Holdings PLC	27,052	3,904
ANSYS, Inc. (a)	10,370	3,642
Accenture PLC, Class A	10,695	3,197
KLA Corp.	3,423	3,066
Salesforce, Inc.	10,034	2,736
Constellation Software, Inc.	721	2,644
Intel Corp.	116,540	2,611
Capgemini SE	14,221	2,430
Allegro MicroSystems, Inc. (a)	64,600	2,209
Keyence Corp.	5,100	2,048
Synopsys, Inc. (a)	3,579	1,835
EPAM Systems, Inc. (a)	10,025	1,773
Cloudflare, Inc., Class A (a)	8,686	1,701
Ciena Corp. (a)	17,848	1,452
Adobe, Inc. (a)	3,195	1,236
Elastic NV, non-registered shares (a)	11,780	993
Fair Isaac Corp. (a)	458	837
Advantech Co., Ltd.	36,098	420
Applied Materials, Inc.	743	136
		427,048

Financials 15.86%
Zurich Insurance Group AG	20,837	14,565
JPMorgan Chase & Co.	44,526	12,909
AXA SA	262,359	12,878
Chubb, Ltd.	41,672	12,073
Mastercard, Inc., Class A	18,748	10,535
BlackRock, Inc.	9,891	10,378
Apollo Asset Management, Inc.	70,768	10,040
Capital One Financial Corp.	46,086	9,805
Citigroup, Inc.	110,046	9,367
Aviva PLC	1,042,205	8,858
NatWest Group PLC	1,253,488	8,799
ING Groep NV	342,713	7,519
Arthur J. Gallagher & Co.	22,995	7,361
Blackstone, Inc.	47,902	7,165
American Express Co.	22,216	7,086
Banco Bilbao Vizcaya Argentaria SA	444,681	6,838
Ping An Insurance (Group) Company of China, Ltd., Class H	1,005,280	6,384
Ping An Insurance (Group) Company of China, Ltd., Class A	35,100	272
UniCredit SpA	93,613	6,276
Visa, Inc., Class A	17,504	6,215
HSBC Holdings PLC (GBP denominated)	351,246	4,252
HSBC Holdings PLC (HKD denominated)	130,000	1,572
American Funds Insurance Series	48

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
HDFC Life Insurance Co., Ltd.	598,632	$5,684
Wells Fargo & Co.	70,909	5,681
3i Group PLC	93,637	5,295
Marsh & McLennan Cos., Inc.	22,870	5,000
Bank of America Corp.	104,457	4,943
Aon PLC, Class A	12,988	4,634
Blue Owl Capital, Inc., Class A	230,174	4,422
CVC Capital Partners PLC	207,761	4,253
Israel Discount Bank, Ltd., Class A	426,539	4,250
Ares Management Corp., Class A	24,360	4,219
Partners Group Holding AG	3,100	4,044
Postal Savings Bank of China Co., Ltd., Class H	5,705,383	3,983
Progressive Corp.	14,883	3,972
BNP Paribas SA	42,005	3,776
Munchener Ruckversicherungs-Gesellschaft AG	5,305	3,441
KB Financial Group, Inc.	40,508	3,329
AIA Group, Ltd.	365,869	3,281
Mizuho Financial Group, Inc.	116,000	3,216
FinecoBank SpA	139,663	3,099
Axis Bank, Ltd.	213,293	2,983
Erste Group Bank AG	34,767	2,961
Danske Bank AS	71,120	2,900
Morgan Stanley	20,517	2,890
Svenska Handelsbanken AB, Class A	193,544	2,587
China Merchants Bank Co., Ltd., Class A	256,800	1,647
China Merchants Bank Co., Ltd., Class H	122,403	855
Brown & Brown, Inc.	22,407	2,484
Brookfield Asset Management, Ltd., Class A (CAD denominated)	44,450	2,460
Nu Holdings, Ltd., Class A (a)	174,140	2,389
DBS Group Holdings, Ltd.	67,000	2,367
HDFC Bank, Ltd.	66,556	1,553
HDFC Bank, Ltd. (ADR)	8,629	662
CaixaBank SA, non-registered shares	249,398	2,160
Bank Central Asia Tbk PT	4,024,400	2,150
B3 SA - Brasil, Bolsa, Balcao	732,050	1,965
American International Group, Inc.	22,219	1,902
TPG, Inc., Class A	34,713	1,821
KKR & Co., Inc.	12,817	1,705
National Bank of Canada	14,828	1,530
Skandinaviska Enskilda Banken AB, Class A	84,086	1,467
Societe Generale	24,943	1,427
Banco Comercial Portugues, SA	1,692,704	1,317
Sumitomo Mitsui Financial Group, Inc.	50,300	1,269
Fiserv, Inc. (a)	6,083	1,049
Fidelity National Information Services, Inc.	11,892	968
Bank Hapoalim BM	46,715	896
Goldman Sachs Group, Inc.	1,233	873
Abu Dhabi Islamic Bank PJSC	141,991	831
Federal Home Loan Mortgage Corp. (a)(b)	98,292	810
Fannie Mae (a)	77,815	742
XP, Inc., Class A	36,512	738
Macquarie Group, Ltd.	4,650	700
Sberbank of Russia PJSC (c)	3,196,952	—	(d)
		316,727

Industrials 15.14%
General Electric Co.	121,801	31,350
BAE Systems PLC	911,124	23,594
Airbus SE, non-registered shares	93,536	19,531
RTX Corp.	113,584	16,586
49	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)
Industrials (continued)
Siemens AG	63,126		$16,184
TransDigm Group, Inc.	10,394		15,806
Leonardo SpA	245,803		13,834
Carrier Global Corp.	143,154		10,478
Deere & Co.	20,164		10,253
Melrose Industries PLC	1,341,959		9,778
Compagnie de Saint-Gobain SA, non-registered shares	80,853		9,490
Ryanair Holdings PLC (ADR)	153,215		8,836
Safran SA	22,275		7,239
United Rentals, Inc.	9,359		7,051
Hitachi, Ltd.	237,400		6,932
RELX PLC	121,544		6,568
Deutsche Post AG	135,573		6,262
Rolls-Royce Holdings PLC	447,691		5,946
Mitsui & Co., Ltd.	253,700		5,192
L3Harris Technologies, Inc.	20,021		5,022
Lockheed Martin Corp.	10,375		4,805
Siemens Energy AG (a)	40,154		4,638
Volvo AB, Class B	161,206		4,522
Bureau Veritas SA	130,575		4,451
Ingersoll-Rand, Inc.	51,987		4,324
Parker-Hannifin Corp.	5,942		4,150
Techtronic Industries Co., Ltd.	359,000		3,947
Recruit Holdings Co., Ltd.	65,950		3,909
MTU Aero Engines AG	8,343		3,707
Saab AB, Class B	50,858		2,836
ITOCHU Corp.	49,800		2,613
International Consolidated Airlines Group SA (CDI)	547,301		2,563
XPO, Inc. (a)	15,581		1,968
Crane Co.	10,233		1,943
Comfort Systems USA, Inc.	2,936		1,574
CSX Corp.	45,296		1,478
AMETEK, Inc.	7,650		1,384
Weir Group PLC (The)	40,053		1,369
Bunzl PLC	42,369		1,349
SS&C Technologies Holdings, Inc.	13,786		1,142
FTAI Aviation, Ltd.	9,560		1,100
Boeing Co. (The) (a)	4,235		887
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	37,007		850
Howmet Aerospace, Inc.	4,460		830
Woodward, Inc.	3,354		822
Diploma PLC	11,469		770
Core & Main, Inc., Class A (a)	12,400		748
Ferguson Enterprises, Inc.	2,880		627
Arcadis NV, non-registered shares	10,404		505
FedEx Corp.	1,469		334
Marubeni Corp.	13,600		275
GE Vernova, Inc.	—	(d)	—	(d)
			302,352

Consumer discretionary 9.07%
Amazon.com, Inc. (a)	140,588		30,844
Starbucks Corp.	160,763		14,731
Flutter Entertainment PLC (a)	44,504		12,717
Royal Caribbean Cruises, Ltd.	35,581		11,142
Las Vegas Sands Corp.	253,300		11,021
Compagnie Financiere Richemont SA, Class A	50,832		9,574
Trip.com Group, Ltd. (ADR)	81,904		4,803
Trip.com Group, Ltd.	77,436		4,498
Industria de Diseno Textil SA	172,358		8,970
American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Tesla, Inc. (a)	26,703	$8,483
NEXT PLC	49,226	8,406
MercadoLibre, Inc. (a)	2,554	6,675
Home Depot, Inc.	15,110	5,540
LVMH Moet Hennessy-Louis Vuitton SE	10,539	5,519
Booking Holdings, Inc.	891	5,158
Chipotle Mexican Grill, Inc. (a)	82,008	4,605
Moncler SpA	60,825	3,467
Hermes International	1,159	3,139
Marriott International, Inc., Class A	8,912	2,435
Shimano, Inc.	16,700	2,424
Restaurant Brands International, Inc. (CAD denominated)	28,394	1,884
Aristocrat Leisure, Ltd.	39,374	1,689
Dollarama, Inc.	11,674	1,645
D.R. Horton, Inc.	12,445	1,604
InterContinental Hotels Group PLC	13,475	1,536
Hyundai Motor Co.	9,840	1,484
adidas AG	5,898	1,375
Ferrari NV (EUR denominated)	2,794	1,369
Midea Group Co., Ltd., Class A	123,300	1,242
Suzuki Motor Corp.	98,300	1,190
Compass Group PLC	24,325	824
BYD Co., Ltd., Class H	42,000	655
Stellantis NV	60,662	608
		181,256

Health care 8.41%
Eli Lilly and Co.	40,598	31,647
Abbott Laboratories	157,539	21,427
Vertex Pharmaceuticals, Inc. (a)	46,256	20,593
Stryker Corp.	27,929	11,050
Novo Nordisk AS, Class B	149,699	10,390
Gilead Sciences, Inc.	87,671	9,720
Sanofi	80,343	7,780
Medtronic PLC	75,839	6,611
UnitedHealth Group, Inc.	20,150	6,286
Takeda Pharmaceutical Co., Ltd.	189,200	5,814
Molina Healthcare, Inc. (a)	15,146	4,512
Amgen, Inc.	14,806	4,134
Daiichi Sankyo Co., Ltd.	152,300	3,559
Novartis AG	28,740	3,483
Insulet Corp. (a)	10,680	3,356
EssilorLuxottica SA	11,285	3,096
Thermo Fisher Scientific, Inc.	7,404	3,002
GE HealthCare Technologies, Inc.	21,529	1,595
Haleon PLC	246,030	1,264
Boston Scientific Corp. (a)	10,781	1,158
Lonza Group AG	1,598	1,138
CVS Health Corp.	16,336	1,127
AstraZeneca PLC	7,502	1,042
Cigna Group (The)	3,100	1,025
Chugai Pharmaceutical Co., Ltd.	17,100	894
Rede D’Or Sao Luiz SA	122,458	798
Coloplast AS, Class B	6,002	570
Centene Corp. (a)	8,628	468
agilon health, Inc. (a)	125,582	289
Alnylam Pharmaceuticals, Inc. (a)	568	185
		168,013
51	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 8.30%
Meta Platforms, Inc., Class A	55,225	$40,761
Alphabet, Inc., Class A	91,743	16,168
Alphabet, Inc., Class C	61,561	10,920
Netflix, Inc. (a)	9,626	12,891
Deutsche Telekom AG	330,282	12,049
Publicis Groupe SA	106,720	12,028
SoftBank Group Corp.	116,000	8,470
AT&T, Inc.	240,744	6,967
NetEase, Inc.	216,200	5,811
NetEase, Inc. (ADR)	4,665	628
Singapore Telecommunications, Ltd.	2,083,063	6,258
Bharti Airtel, Ltd.	230,486	5,401
Bharti Airtel, Ltd., interim shares	7,924	141
Universal Music Group NV	170,542	5,521
SoftBank Corp.	3,155,950	4,887
Tencent Holdings, Ltd.	58,900	3,774
Comcast Corp., Class A	100,858	3,600
Nintendo Co., Ltd.	34,000	3,277
Spotify Technology SA (a)	3,523	2,703
Omnicom Group, Inc.	19,663	1,415
Walt Disney Co. (The)	10,921	1,354
Sea, Ltd., Class A (ADR) (a)	4,749	760
Advanced Info Service PCL, foreign registered shares	7,000	60
		165,844

Consumer staples 6.05%
Philip Morris International, Inc.	270,760	49,313
Nestle SA	120,933	12,015
Imperial Brands PLC	302,229	11,935
British American Tobacco PLC	242,773	11,540
Kroger Co.	117,170	8,405
JBS NV (BDR) (a)	238,801	3,438
Ajinomoto Co., Inc.	123,600	3,355
Ocado Group PLC (a)	792,264	2,468
Costco Wholesale Corp.	2,306	2,283
Danone SA	27,147	2,218
Sysco Corp.	24,507	1,856
Kweichow Moutai Co., Ltd., Class A	9,100	1,790
Bunge Global SA	17,875	1,435
Procter & Gamble Co.	7,660	1,220
Uni-Charm Corp.	147,000	1,062
Suntory Beverage & Food, Ltd. (b)	31,400	1,005
US Foods Holding Corp. (a)	12,968	999
Arca Continental, SAB de CV	87,378	924
L’Oreal SA, non-registered shares	2,062	882
Loblaw Companies, Ltd.	5,274	872
Coca-Cola Co.	11,233	795
Keurig Dr Pepper, Inc.	19,565	647
Altria Group, Inc.	6,282	368
General Mills, Inc.	1,805	93
		120,918

Materials 5.30%
Freeport-McMoRan, Inc.	411,150	17,823
Linde PLC	27,617	12,957
Heidelberg Materials AG, non-registered shares	45,768	10,753
Vale SA, ordinary nominative shares	962,864	9,331
Vale SA (ADR), ordinary nominative shares	140,029	1,359
Rio Tinto PLC	159,054	9,268
American Funds Insurance Series	52

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	366,873		$6,517
Air Products and Chemicals, Inc.	18,638		5,257
Corteva, Inc.	68,862		5,132
Glencore PLC	982,063		3,823
Ivanhoe Mines, Ltd., Class A (a)	450,844		3,387
Air Liquide SA	15,673		3,234
Smurfit Westrock PLC	63,371		2,735
Dow, Inc.	84,736		2,244
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	17,572		2,094
Grupo Mexico, SAB de CV, Series B	249,082		1,509
Southern Copper Corp.	14,886		1,506
Shin-Etsu Chemical Co., Ltd.	31,900		1,057
Akzo Nobel NV	14,643		1,025
Lundin Mining Corp.	95,894		1,008
CRH PLC	10,569		970
Franco-Nevada Corp.	5,675		930
Antofagasta PLC	35,642		885
Anglogold Ashanti PLC	15,965		728
Evonik Industries AG	20,222		417
Anglo American PLC	—	(d)	—	(d)
			105,949

Energy 3.99%
Shell PLC (GBP denominated)	444,092		15,565
Shell PLC (EUR denominated)	14,064		497
EOG Resources, Inc.	125,943		15,064
Cameco Corp. (CAD denominated)	127,926		9,500
Cameco Corp.	39,775		2,953
Canadian Natural Resources, Ltd. (CAD denominated)	333,819		10,492
TC Energy Corp. (CAD denominated) (b)	153,662		7,502
Tourmaline Oil Corp.	64,998		3,136
Baker Hughes Co., Class A	76,799		2,944
BP PLC	567,500		2,849
Suncor Energy, Inc.	68,296		2,558
ConocoPhillips	21,973		1,972
Expand Energy Corp.	12,380		1,448
Neste OYJ	85,724		1,163
Schlumberger NV	21,356		722
TotalEnergies SE	11,680		717
ADNOC Drilling Co. PJSC	381,223		592
			79,674

Utilities 1.69%
E.ON SE	252,314		4,644
Iberdrola SA, non-registered shares	231,736		4,447
Constellation Energy Corp.	11,628		3,753
Pinnacle West Capital Corp.	36,700		3,284
Engie SA	134,866		3,165
NextEra Energy, Inc.	38,632		2,682
Dominion Energy, Inc.	39,815		2,250
Duke Energy Corp.	18,764		2,214
China Resources Gas Group, Ltd.	728,832		1,862
National Grid PLC	105,993		1,544
DTE Energy Co.	10,763		1,426
Public Service Enterprise Group, Inc.	11,944		1,005
FirstEnergy Corp.	24,064		969
Southern Co. (The)	5,700		523
			33,768
53	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.77%
Prologis, Inc. REIT	44,269	$4,653
China Resources Mixc Lifestyle Services, Ltd.	943,600	4,562
VICI Properties, Inc. REIT	134,656	4,390
Simon Property Group, Inc. REIT	6,679	1,074
Longfor Group Holdings, Ltd. (b)	668,238	788
		15,467
Total common stocks (cost: $1,143,827,000)		1,917,016

Preferred securities 0.26%
Financials 0.26%
Itau Unibanco Holding SA, preferred nominative shares	320,549	2,180
Itau Unibanco Holding SA (ADR), preferred nominative shares	219,472	1,490
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(b)	58,679	880
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	700	10
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	37,228	531
		5,091
Total preferred securities (cost: $4,428,000)		5,091

	Principal amount
Bonds, notes & other debt instruments 0.07%	(000)
Corporate bonds, notes & loans 0.04%
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041) (e)	USD	709	505

Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		432	424
Total corporate bonds, notes & loans			929

Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL	3,300	577
Total bonds, notes & other debt instruments (cost: $1,581,000)			1,506

Short-term securities 4.22%		Shares
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)(g)		762,860	76,286

Money market investments purchased with collateral from securities on loan 0.40%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)		8,089,301	8,089
Total short-term securities (cost: $84,370,000)			84,375
Total investment securities 100.51% (cost: $1,234,206,000)			2,007,988
Other assets less liabilities (0.51)%			(10,284)
Net assets 100.00%			$1,997,704
American Funds Insurance Series	54

Capital World Growth and Income Fund (continued)

Investments in affiliates (g)

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 3.82%
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)	$46,673	$205,977	$176,354	$(8)	$(2)	$76,286	$1,606

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. The total value of all such securities was $8,902,000, which represented 0.45% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Step bond; coupon rate may change at a later date.
(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

55	American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 97.21%	Shares	Value (000)
Information technology 27.82%
Microsoft Corp.	6,355,199	$3,161,140
NVIDIA Corp.	15,063,719	2,379,917
Broadcom, Inc.	7,692,044	2,120,312
Apple, Inc.	5,646,237	1,158,438
Accenture PLC, Class A	1,488,978	445,041
Oracle Corp.	1,909,313	417,433
Amphenol Corp., Class A	3,069,782	303,141
Arista Networks, Inc. (a)	2,911,504	297,876
Cognizant Technology Solutions Corp., Class A	3,381,043	263,823
Seagate Technology Holdings PLC	1,823,912	263,245
Texas Instruments, Inc.	993,770	206,327
Salesforce, Inc.	684,185	186,570
Applied Materials, Inc.	933,753	170,942
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	148,847
Microchip Technology, Inc.	1,828,376	128,663
Adobe, Inc. (a)	163,526	63,265
Palo Alto Networks, Inc. (a)	220,554	45,134
Micron Technology, Inc.	268,034	33,035
ASML Holding NV	28,845	23,023
QUALCOMM, Inc.	141,313	22,506
		11,838,678

Industrials 15.48%
RTX Corp.	7,207,131	1,052,385
Automatic Data Processing, Inc.	1,993,331	614,743
Boeing Co. (The) (a)	2,376,190	497,883
Carrier Global Corp.	6,092,070	445,878
General Dynamics Corp.	1,519,363	443,137
GFL Environmental, Inc., subordinate voting shares	8,442,865	426,027
Woodward, Inc.	1,642,573	402,578
Airbus SE, non-registered shares	1,921,964	401,313
General Electric Co.	1,504,665	387,286
United Rentals, Inc.	293,723	221,291
Paychex, Inc.	1,519,430	221,016
XPO, Inc. (a)	1,749,629	220,961
Honeywell International, Inc.	828,971	193,051
Ingersoll-Rand, Inc.	2,182,540	181,544
Caterpillar, Inc.	418,832	162,595
APi Group Corp. (a)	2,760,328	140,915
Uber Technologies, Inc. (a)	1,288,242	120,193
CSX Corp.	3,114,334	101,621
TransDigm Group, Inc.	65,897	100,206
L3Harris Technologies, Inc.	381,989	95,818
Union Pacific Corp.	360,831	83,020
StandardAero, Inc. (a)	1,589,110	50,295
Waste Management, Inc.	113,395	25,947
		6,589,703

Financials 12.23%
JPMorgan Chase & Co.	2,970,358	861,136
Mastercard, Inc., Class A	1,095,825	615,788
Fidelity National Information Services, Inc.	6,648,960	541,292
BlackRock, Inc.	504,695	529,551
Wells Fargo & Co.	3,777,575	302,659
Marsh & McLennan Cos., Inc.	1,141,737	249,629
Capital One Financial Corp.	1,018,858	216,772
Chubb, Ltd.	559,859	162,202
Visa, Inc., Class A	445,602	158,211
B3 SA - Brasil, Bolsa, Balcao	56,528,755	151,698

American Funds Insurance Series	56

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Morgan Stanley	957,257	$134,839
Berkshire Hathaway, Inc., Class B (a)	269,334	130,834
Pinnacle Financial Partners, Inc.	1,131,294	124,906
Arthur J. Gallagher & Co.	386,229	123,640
Goldman Sachs Group, Inc.	174,257	123,330
Progressive Corp.	441,636	117,855
PNC Financial Services Group, Inc.	520,903	97,107
PayPal Holdings, Inc. (a)	1,170,785	87,013
S&P Global, Inc.	165,000	87,003
CME Group, Inc., Class A	292,470	80,611
State Street Corp.	681,940	72,518
American Express Co.	214,890	68,546
American International Group, Inc.	704,000	60,255
First Citizens BancShares, Inc., Class A	27,589	53,977
Apollo Asset Management, Inc.	373,721	53,020
		5,204,392

Consumer discretionary 10.82%
Amazon.com, Inc. (a)	7,885,129	1,729,918
Starbucks Corp.	5,895,185	540,176
Royal Caribbean Cruises, Ltd.	1,347,194	421,860
Wyndham Hotels & Resorts, Inc. (b)	4,703,154	381,943
Home Depot, Inc.	851,415	312,163
Tesla, Inc. (a)	809,068	257,009
Las Vegas Sands Corp.	5,713,687	248,603
Sony Group Corp.	5,225,500	135,350
Viking Holdings, Ltd. (a)	2,360,527	125,793
Chipotle Mexican Grill, Inc. (a)	2,131,290	119,672
Hasbro, Inc.	1,121,640	82,799
TJX Companies, Inc. (The)	495,864	61,234
DoorDash, Inc., Class A (a)	176,256	43,449
Carvana Co., Class A (a)	122,390	41,241
YUM! Brands, Inc.	272,921	40,441
Hilton Worldwide Holdings, Inc.	151,393	40,322
LVMH Moet Hennessy-Louis Vuitton SE	44,522	23,317
		4,605,290

Health care 9.29%
Eli Lilly and Co.	1,455,976	1,134,977
Vertex Pharmaceuticals, Inc. (a)	1,278,119	569,019
AbbVie, Inc.	1,919,793	356,352
Abbott Laboratories	2,330,871	317,022
Thermo Fisher Scientific, Inc.	529,687	214,767
Revvity, Inc.	1,740,393	168,331
IQVIA Holdings, Inc. (a)	861,315	135,735
Johnson & Johnson	807,444	123,337
Sanofi	1,245,837	120,646
Cencora, Inc.	401,982	120,534
Insulet Corp. (a)	303,962	95,499
Gilead Sciences, Inc.	715,085	79,281
UnitedHealth Group, Inc.	238,376	74,366
Intuitive Surgical, Inc. (a)	129,867	70,571
Cigna Group (The)	169,900	56,165
Stryker Corp.	138,782	54,906
Danaher Corp.	250,263	49,437
GE HealthCare Technologies, Inc.	626,693	46,419
Amgen, Inc.	151,000	42,161
CVS Health Corp.	535,085	36,910
DexCom, Inc. (a)	390,182	34,059

57	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Masimo Corp. (a)	119,168	$20,046
Medtronic PLC	210,000	18,306
Alnylam Pharmaceuticals, Inc. (a)	44,175	14,405
		3,953,251

Communication services 8.98%
Meta Platforms, Inc., Class A	2,978,719	2,198,563
Alphabet, Inc., Class A	4,123,004	726,597
Alphabet, Inc., Class C	2,168,410	384,654
Netflix, Inc. (a)	262,557	351,598
Universal Music Group NV	3,239,458	104,862
SoftBank Group Corp.	484,100	35,348
Comcast Corp., Class A	624,053	22,272
		3,823,894

Consumer staples 3.14%
British American Tobacco PLC	11,381,282	541,008
Procter & Gamble Co.	1,370,988	218,426
Philip Morris International, Inc.	1,042,193	189,815
Coca-Cola Co.	2,053,492	145,284
Imperial Brands PLC	3,663,668	144,682
Mondelez International, Inc., Class A	851,894	57,452
Keurig Dr Pepper, Inc.	1,164,623	38,502
		1,335,169

Energy 2.99%
Baker Hughes Co., Class A	8,415,638	322,656
Canadian Natural Resources, Ltd. (CAD denominated)	9,452,456	297,092
Exxon Mobil Corp.	2,651,600	285,843
Expand Energy Corp.	715,878	83,715
TC Energy Corp.	1,629,755	79,516
EOG Resources, Inc.	575,078	68,785
Chevron Corp.	444,985	63,717
ConocoPhillips	434,738	39,013
Halliburton Co.	1,672,003	34,075
		1,274,412

Materials 2.72%
Air Products and Chemicals, Inc.	1,428,502	402,923
International Paper Co.	5,806,574	271,922
Linde PLC	565,683	265,407
Eastman Chemical Co.	1,388,765	103,685
LyondellBasell Industries NV	769,974	44,551
Freeport-McMoRan, Inc.	1,005,668	43,596
Albemarle Corp.	431,100	27,017
		1,159,101

Utilities 1.97%
PG&E Corp.	18,016,861	251,155
Dominion Energy, Inc.	4,402,764	248,844
CenterPoint Energy, Inc.	3,037,684	111,605
Entergy Corp.	1,337,004	111,132
Sempra	800,000	60,616
NextEra Energy, Inc.	793,264	55,068
		838,420

American Funds Insurance Series	58

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 1.77%
VICI Properties, Inc. REIT	10,163,137	$331,319
Equinix, Inc. REIT	235,188	187,085
American Tower Corp. REIT	428,106	94,620
Prologis, Inc. REIT	866,060	91,040
Welltower, Inc. REIT	306,310	47,089
		751,153
Total common stocks (cost: $22,661,815,000)		41,373,463

Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD	160	160
General Motors Financial Co., Inc. 5.25% 3/1/2026		827	828
Total corporate bonds, notes & loans			988
Total bonds, notes & other debt instruments (cost: $969,000)			988

Short-term securities 2.96%	Shares
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (b)(c)	12,613,746	1,261,375
Total short-term securities (cost: $1,261,311,000)		1,261,375
Total investment securities 100.17% (cost: $23,924,095,000)		42,635,826
Other assets less liabilities (0.17)%		(73,509)
Net assets 100.00%		$42,562,317

Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.90%
Consumer discretionary 0.90%
Wyndham Hotels & Resorts, Inc.	$509,003	$—	$32,068	$6,460	$(101,452)	$381,943	$3,857

Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (c)	1,471,964	3,884,821	4,095,042	(247)	(121)	1,261,375	33,418
Total 3.86%				$6,213	$(101,573)	$1,643,318	$37,275

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 6/30/2025.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

59	American Funds Insurance Series

International Growth and Income Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 95.81%	Shares	Value (000)
Financials 24.20%
UniCredit SpA	82,015	$5,498
AXA SA	98,049	4,813
Societe Generale	83,606	4,781
Skandinaviska Enskilda Banken AB, Class A	213,375	3,724
DBS Group Holdings, Ltd.	92,484	3,267
Banco Bilbao Vizcaya Argentaria SA	207,319	3,188
Zurich Insurance Group AG	4,329	3,026
CaixaBank SA, non-registered shares	346,304	3,000
HSBC Holdings PLC (GBP denominated)	187,318	2,267
HSBC Holdings PLC (HKD denominated)	57,200	692
KB Financial Group, Inc.	33,773	2,775
Hana Financial Group, Inc.	38,096	2,436
AIA Group, Ltd.	269,000	2,412
Banco Santander SA	278,262	2,303
Euronext NV	13,050	2,231
Prudential PLC	176,972	2,217
PICC Property and Casualty Co., Ltd., Class H	1,140,000	2,207
NatWest Group PLC	307,586	2,159
Deutsche Bank AG	72,520	2,150
Resona Holdings, Inc.	231,000	2,137
HDFC Bank, Ltd.	84,415	1,970
Bank Hapoalim BM	100,063	1,920
Aviva PLC	214,434	1,823
London Stock Exchange Group PLC	11,847	1,729
Kotak Mahindra Bank, Ltd.	67,163	1,694
Bank Leumi le-Israel BM	85,824	1,596
Munchener Ruckversicherungs-Gesellschaft AG	2,352	1,525
Allianz SE	3,670	1,488
Ping An Insurance (Group) Company of China, Ltd., Class H	198,500	1,261
Abu Dhabi Islamic Bank PJSC	213,614	1,251
3i Group PLC	22,022	1,245
Tokio Marine Holdings, Inc.	27,700	1,175
Edenred SA	36,354	1,126
Aon PLC, Class A	2,980	1,063
CVC Capital Partners PLC	50,136	1,026
XP, Inc., Class A	45,340	916
ICICI Bank, Ltd. (ADR)	26,538	893
Mediobanca SpA (a)	37,649	875
Adyen NV (b)	463	850
Etoro Group, Ltd., Class A (b)	12,624	841
Hiscox, Ltd.	48,322	832
Hong Kong Exchanges and Clearing, Ltd.	15,500	827
Tryg A/S	31,592	816
Macquarie Group, Ltd.	5,051	760
Pluxee NV	34,882	760
Canadian Imperial Bank of Commerce	9,407	668
Partners Group Holding AG	510	665
Mizuho Financial Group, Inc.	23,700	657
Plus500, Ltd.	13,607	634
Brookfield Corp., Class A (CAD denominated)	8,991	556
Grupo Financiero Banorte, SAB de CV, Series O	56,281	514
People’s Insurance Company (Group) of China, Ltd. (The), Class H	640,000	487
Banco BTG Pactual SA, units	61,713	480
Canara Bank	300,837	401
Sampo OYJ, Class A	36,843	396
Intesa Sanpaolo SpA	64,163	370
Grupo Financiero Inbursa, SAB de CV	139,929	361
MS&AD Insurance Group Holdings, Inc.	16,000	359
Saudi National Bank (The)	36,707	354
Bank Central Asia Tbk PT	641,400	343
Banca Generali SpA	6,155	342

American Funds Insurance Series	60

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Japan Post Bank Co., Ltd.	28,500	$308
ING Groep NV	10,568	232
Hang Seng Bank, Ltd.	12,900	193
Sberbank of Russia PJSC (c)	476,388	—	(d)
		95,865

Industrials 16.00%
BAE Systems PLC	371,144	9,611
Airbus SE, non-registered shares	27,613	5,766
Ryanair Holdings PLC (ADR)	76,887	4,434
Siemens AG	11,090	2,843
Rheinmetall AG, non-registered shares	1,264	2,676
Hitachi, Ltd.	88,400	2,581
ABB, Ltd.	42,447	2,531
Safran SA	7,110	2,311
Deutsche Post AG	45,152	2,085
RELX PLC	38,138	2,061
ITOCHU Corp.	34,700	1,821
DSV A/S	7,290	1,752
Epiroc AB, Class B	42,138	806
Epiroc AB, Class A	33,488	727
Motiva Infraestrutura de Mobilidade SA	599,534	1,522
Canadian National Railway Co. (CAD denominated)	13,158	1,371
Diploma PLC	19,393	1,301
Alliance Global Group, Inc.	7,546,600	1,208
Copa Holdings SA, Class A	10,519	1,157
Compagnie de Saint-Gobain SA, non-registered shares	9,633	1,131
SMC Corp.	3,000	1,084
Volvo AB, Class B	38,529	1,081
Deutsche Lufthansa AG	123,520	1,045
Singapore Technologies Engineering, Ltd.	166,300	1,019
ASSA ABLOY AB, Class B	31,106	971
SPIE SA	15,845	890
SGH, Ltd.	22,731	809
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	34,778	798
Komatsu, Ltd.	20,200	664
Brambles, Ltd.	34,999	539
Kingspan Group PLC	6,112	520
Metso Corp.	39,888	516
Daikin Industries, Ltd.	4,000	473
Caterpillar, Inc.	1,195	464
Bombardier, Inc., Class B (b)	4,952	431
Jiangsu Hengli Hydraulic Co., Ltd., Class A	40,100	403
Mitsui & Co., Ltd.	15,800	323
Rolls-Royce Holdings PLC	23,754	316
International Consolidated Airlines Group SA (CDI)	66,727	313
Ashtead Group PLC	4,715	302
Salik Co. PJSC	174,803	288
International Container Terminal Services, Inc.	32,510	237
Wizz Air Holdings PLC (b)	12,727	190
		63,371

Information technology 11.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	403,000	14,623
ASML Holding NV	7,732	6,171
MediaTek, Inc.	90,000	3,851
Samsung Electronics Co., Ltd.	71,381	3,163
Broadcom, Inc.	8,075	2,226
SAP SE	7,175	2,182

61	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
NEC Corp.	55,900	$1,638
Sage Group PLC (The)	68,516	1,176
Capgemini SE	6,781	1,159
ASMPT, Ltd.	137,500	1,008
SK hynix, Inc.	4,609	997
Halma PLC	20,776	913
ASM International NV	1,296	830
Fujitsu, Ltd.	31,500	769
Tokyo Electron, Ltd.	3,900	750
E Ink Holdings, Inc.	95,000	719
Bechtle AG, non-registered shares	12,590	590
Lumine Group, Inc., subordinate voting shares (b)	10,419	366
Tata Consultancy Services, Ltd.	8,945	361
Keyence Corp.	800	321
eMemory Technology, Inc.	3,000	242
Newgen Software Technologies, Ltd.	13,433	183
		44,238

Consumer staples 8.81%
British American Tobacco PLC	131,714	6,261
Philip Morris International, Inc.	27,581	5,023
Nestle SA	44,604	4,431
Imperial Brands PLC	91,475	3,613
Carlsberg A/S, Class B	14,001	1,984
KT&G Corp.	18,007	1,704
Pernod Ricard SA	16,278	1,622
Arca Continental, SAB de CV	127,111	1,344
L’Oreal SA, non-registered shares	3,110	1,330
Carrefour SA, non-registered shares	91,237	1,286
Danone SA	13,637	1,114
Anheuser-Busch InBev SA/NV	15,787	1,083
Yamazaki Baking Co., Ltd.	39,500	886
Tsingtao Brewery Co., Ltd., Class H	129,738	847
Kweichow Moutai Co., Ltd., Class A	3,290	647
Ocado Group PLC (b)	175,541	547
Unilever PLC	8,946	543
United Spirits, Ltd.	19,088	318
Seven & i Holdings Co., Ltd.	18,100	292
		34,875

Consumer discretionary 8.23%
Industria de Diseno Textil SA	85,241	4,436
Renault SA	67,213	3,098
Trip.com Group, Ltd. (ADR)	37,365	2,191
Trip.com Group, Ltd.	10,050	584
Prosus NV, Class N	48,589	2,717
MGM China Holdings, Ltd.	1,190,000	1,952
Amadeus IT Group SA, Class A, non-registered shares	17,324	1,459
LVMH Moet Hennessy-Louis Vuitton SE	2,363	1,238
Aristocrat Leisure, Ltd.	28,439	1,220
Evolution AB	13,052	1,037
Entain PLC	83,159	1,028
Midea Group Co., Ltd., Class A	95,500	962
ANTA Sports Products, Ltd.	72,700	875
Compagnie Financiere Richemont SA, Class A	4,098	772
InterContinental Hotels Group PLC	6,711	765
Hyundai Motor Co.	5,056	762
Suzuki Motor Corp.	51,100	618
Games Workshop Group PLC	2,664	593

American Funds Insurance Series	62

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Restaurant Brands International, Inc. (CAD denominated)	8,197	$544
D’Ieteren Group	2,461	529
B&M European Value Retail SA	138,745	517
Meituan, Class B (b)	32,000	511
Dixon Technologies (India), Ltd.	2,917	510
Accor SA	9,691	506
Nitori Holdings Co., Ltd.	4,900	474
H World Group, Ltd. (ADR)	12,538	425
JD.com, Inc., Class A (ADR)	12,568	410
Paltac Corp.	14,300	401
Galaxy Entertainment Group, Ltd.	89,361	397
Amber Enterprises India, Ltd. (b)	4,368	345
BYD Co., Ltd., Class A	6,400	296
Maruti Suzuki India, Ltd.	1,989	288
Jumbo SA	3,722	128
		32,588

Communication services 7.32%
Koninklijke KPN NV	950,618	4,631
Singapore Telecommunications, Ltd.	972,800	2,923
Publicis Groupe SA	24,160	2,723
Tencent Holdings, Ltd.	32,500	2,082
Deutsche Telekom AG	49,481	1,805
Nintendo Co., Ltd.	17,500	1,687
Bharti Airtel, Ltd.	62,029	1,453
MTN Group, Ltd.	181,961	1,448
BT Group PLC	487,864	1,297
Orange	82,607	1,257
Kanzhun, Ltd., Class A (ADR) (b)	61,210	1,092
Swisscom AG (b)	1,375	975
NetEase, Inc.	34,200	919
Nippon Television Holdings, Inc.	38,500	895
HYBE Co., Ltd.	3,666	839
Indus Towers, Ltd. (b)	153,766	755
America Movil, SAB de CV, Class B (ADR)	37,216	668
Universal Music Group NV	20,503	664
KT Corp. (ADR)	22,308	464
Vend Marketplaces ASA, Class A	11,389	401
		28,978

Health care 6.52%
Sanofi	67,985	6,584
AstraZeneca PLC	38,492	5,347
EssilorLuxottica SA	11,732	3,219
Novo Nordisk AS, Class B	44,521	3,090
Chugai Pharmaceutical Co., Ltd.	24,300	1,270
bioMerieux SA	8,453	1,169
Haleon PLC	180,035	925
Grifols SA, Class B (ADR) (b)	96,958	876
Roche Holding AG, nonvoting non-registered shares	2,659	866
Bayer AG	25,374	763
Genus PLC	15,716	441
Max Healthcare Institute, Ltd.	27,843	414
Fresenius SE & Co. KGaA	7,058	355
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	40,000	274

63	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
HOYA Corp.	1,100	$131
Akums Drugs and Pharmaceuticals, Ltd. (b)	16,884	115
Euroapi SA (a)(b)	1,412	5
		25,844

Materials 5.20%
Barrick Mining Corp.	145,374	3,027
Linde PLC	4,443	2,084
Glencore PLC	443,045	1,725
BASF SE	34,443	1,698
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	11,435	1,362
Shin-Etsu Chemical Co., Ltd.	35,500	1,176
Vale SA (ADR), ordinary nominative shares	84,314	819
Vale SA, ordinary nominative shares	32,911	319
Heidelberg Materials AG, non-registered shares	3,882	912
Anhui Conch Cement Co., Ltd., Class H	345,000	877
Norsk Hydro ASA	141,880	810
Nutrien, Ltd. (CAD denominated)	13,615	793
Air Liquide SA	3,426	707
Rio Tinto PLC	11,504	670
Grupo Mexico, SAB de CV, Series B	102,232	619
Sika AG	2,232	606
Valterra Platinum, Ltd. (ZAR denominated)	11,207	500
Valterra Platinum, Ltd. (GBP denominated) (b)	1,235	54
Fresnillo PLC	25,025	495
Franco-Nevada Corp. (CAD denominated)	2,647	435
Anglo American PLC	10,633	314
Fortescue, Ltd.	23,624	238
Givaudan SA	43	208
Freeport-McMoRan, Inc.	3,152	137
Alrosa PJSC (c)	53,607	—	(d)
		20,585

Energy 4.55%
TotalEnergies SE	113,612	6,972
Cameco Corp. (CAD denominated)	32,219	2,393
Canadian Natural Resources, Ltd. (CAD denominated)	59,516	1,871
Shell PLC (GBP denominated)	50,148	1,758
Gaztransport & Technigaz SA	4,044	801
Cenovus Energy, Inc. (CAD denominated)	37,928	516
Cenovus Energy, Inc.	12,761	174
Repsol SA, non-registered shares	46,619	683
TC Energy Corp. (CAD denominated)	13,038	636
BP PLC	125,880	632
ADNOC Drilling Co. PJSC	316,861	492
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	30,053	376
Tourmaline Oil Corp.	7,613	367
Schlumberger NV	7,986	270
South Bow Corp. (a)	2,470	64
Sovcomflot PAO (c)	356,717	—	(d)
		18,005

Utilities 2.76%
Engie SA	138,827	3,258
SSE PLC	64,755	1,628
Iberdrola SA, non-registered shares	80,462	1,544
Brookfield Infrastructure Partners, LP	37,345	1,251
RWE AG	29,722	1,240

American Funds Insurance Series	64

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Veolia Environnement SA	18,018	$642
National Grid PLC	42,387	618
CPFL Energia SA	58,911	443
NTPC, Ltd.	81,979	320
		10,944

Real estate 1.05%
Mitsubishi Estate Co., Ltd.	42,900	805
Prologis Property Mexico, SA de CV, REIT	186,799	706
CK Asset Holdings, Ltd.	124,000	547
Link REIT	93,568	500
Sun Hung Kai Properties, Ltd.	34,000	390
CapitaLand Integrated Commercial Trust REIT	222,900	380
Henderson Land Development Co., Ltd.	92,000	322
Longfor Group Holdings, Ltd.	248,742	293
Goodman Logistics (HK), Ltd. REIT	10,467	236
		4,179
Total common stocks (cost: $274,155,000)		379,472

Preferred securities 0.04%
Materials 0.04%
Gerdau SA, preferred nominative shares	58,932	174
Total preferred securities (cost: $222,000)		174

Short-term securities 4.17%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)(f)	156,755	15,675

Money market investments purchased with collateral from securities on loan 0.21%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (e)(g)	842,889	843
Total short-term securities (cost: $16,516,000)		16,518
Total investment securities 100.02% (cost: $290,893,000)		396,164
Other assets less liabilities (0.02)%		(99)
Net assets 100.00%		$396,065

Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)	$11,674	$48,655	$44,653	$—	(d)	$(1)	$15,675	$272

65	American Funds Insurance Series

International Growth and Income Fund (continued)

(a)	All or a portion of this security was on loan. The total value of all such securities was $891,000, which represented 0.22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(b)	Security did not produce income during the last 12 months.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	66

Capital Income Builder

Investment portfolio June 30, 2025	unaudited

Common stocks 74.97%	Shares	Value (000)
Financials 14.92%
JPMorgan Chase & Co.	85,808	$24,877
Morgan Stanley	105,303	14,833
Munchener Ruckversicherungs-Gesellschaft AG	20,000	12,972
Zurich Insurance Group AG	17,253	12,059
NatWest Group PLC	1,714,879	12,038
ING Groep NV	431,972	9,478
BlackRock, Inc.	8,807	9,241
Wells Fargo & Co.	100,287	8,035
Intact Financial Corp.	34,475	8,017
DBS Group Holdings, Ltd.	213,416	7,538
PNC Financial Services Group, Inc.	33,774	6,296
Truist Financial Corp.	133,958	5,759
KB Financial Group, Inc.	67,130	5,516
Tokio Marine Holdings, Inc.	104,800	4,447
Hana Financial Group, Inc.	69,407	4,438
Euronext NV	22,802	3,897
American International Group, Inc.	43,446	3,719
AIA Group, Ltd.	400,000	3,587
TPG, Inc., Class A	68,006	3,567
National Bank of Canada	33,144	3,420
BNP Paribas SA	36,399	3,272
Banco Santander SA	392,996	3,253
East West Bancorp, Inc.	31,456	3,176
Sampo OYJ, Class A	289,641	3,115
Progressive Corp.	11,438	3,052
360 ONE WAM, Ltd.	213,984	2,981
Toronto-Dominion Bank (The) (CAD denominated)	38,971	2,866
Power Corporation of Canada, subordinate voting shares (a)	71,810	2,805
Banco Bilbao Vizcaya Argentaria SA	178,297	2,742
UniCredit SpA	38,177	2,559
Apollo Asset Management, Inc.	17,756	2,519
CME Group, Inc., Class A	9,068	2,499
PICC Property and Casualty Co., Ltd., Class H	1,252,000	2,424
3i Group PLC	35,575	2,012
Blackstone, Inc.	13,386	2,002
EFG International AG	105,100	1,947
Kaspi.kz JSC	21,756	1,916
Webster Financial Corp.	33,891	1,851
Skandinaviska Enskilda Banken AB, Class A	105,131	1,835
Mizuho Financial Group, Inc.	64,500	1,789
Swiss Re AG	10,267	1,775
Samsung Fire & Marine Insurance Co., Ltd.	5,329	1,714
Deutsche Bank AG	53,468	1,585
State Street Corp.	14,738	1,567
Hong Kong Exchanges and Clearing, Ltd.	28,000	1,494
Standard Chartered PLC	87,032	1,442
SouthState Corp.	12,116	1,115
Patria Investments, Ltd., Class A	70,098	986
Bank Central Asia Tbk PT	1,673,400	894
Canadian Imperial Bank of Commerce	12,050	855
Western Union Co.	98,671	831
Marsh & McLennan Cos., Inc.	3,782	827
Citizens Financial Group, Inc.	17,188	769
Vontobel Holding AG	9,350	755
Houlihan Lokey, Inc., Class A	3,658	658
Great-West Lifeco, Inc.	17,173	653
Resona Holdings, Inc.	62,400	577

67	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
First American Financial Corp.	6,638	$408
Bank Mandiri (Persero) Tbk PT	1,301,701	391
Sberbank of Russia PJSC (b)	204,176	—	(c)
		233,645

Information technology 9.73%
Broadcom, Inc.	218,318	60,179
Taiwan Semiconductor Manufacturing Co., Ltd.	821,800	29,820
Microsoft Corp.	47,315	23,535
Accenture PLC, Class A	24,540	7,335
Seagate Technology Holdings PLC	33,236	4,797
Tokyo Electron, Ltd.	23,200	4,459
Texas Instruments, Inc.	21,302	4,423
SAP SE	12,964	3,942
KLA Corp.	3,797	3,401
HCL Technologies, Ltd.	134,835	2,718
MediaTek, Inc.	50,000	2,140
TE Connectivity Public, Ltd. Co.	10,940	1,845
Analog Devices, Inc.	7,300	1,738
TDK Corp.	140,100	1,649
Capgemini SE	2,349	401
		152,382

Industrials 8.67%
RTX Corp.	200,678	29,303
Volvo AB, Class B	331,726	9,306
Siemens AG	34,165	8,759
Deutsche Post AG	170,160	7,859
BAE Systems PLC	287,802	7,453
RELX PLC	110,698	5,982
Paychex, Inc.	35,883	5,220
Mitsubishi Corp.	228,781	4,588
Singapore Technologies Engineering, Ltd.	716,900	4,392
Marubeni Corp.	211,300	4,274
FedEx Corp.	17,546	3,988
Honeywell International, Inc.	16,873	3,929
Automatic Data Processing, Inc.	12,139	3,744
Carrier Global Corp.	43,991	3,220
Broadridge Financial Solutions, Inc.	13,014	3,163
Airbus SE, non-registered shares	12,725	2,657
Canadian National Railway Co. (CAD denominated)	23,624	2,462
Northrop Grumman Corp.	4,914	2,457
Union Pacific Corp.	10,554	2,428
ITOCHU Corp.	41,500	2,178
Localiza Rent a Car SA, ordinary nominative shares	272,638	2,033
Bureau Veritas SA	58,499	1,994
Robert Half, Inc.	41,739	1,713
Epiroc AB, Class A	60,943	1,323
Epiroc AB, Class B	4,933	95
Trinity Industries, Inc.	51,776	1,399
Schneider Electric SE	5,014	1,334
UL Solutions, Inc., Class A	16,361	1,192
SGS SA	11,681	1,185
PACCAR, Inc.	12,078	1,148
Transurban Group	121,112	1,114
Sulzer AG	5,386	972
Logista Integral SA, non-registered shares	23,729	777
ABB, Ltd.	11,891	709

American Funds Insurance Series	68

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Brambles, Ltd.	40,818	$629
Computershare Ltd.	22,570	593
Watsco, Inc.	415	183
		135,755

Consumer staples 8.60%
Philip Morris International, Inc.	232,304	42,309
British American Tobacco PLC	501,602	23,843
British American Tobacco PLC (ADR)	40,836	1,933
Mondelez International, Inc., Class A	220,906	14,898
Imperial Brands PLC	229,612	9,068
Nestle SA	60,265	5,987
Sysco Corp.	57,604	4,363
Danone SA	45,261	3,698
ITC, Ltd.	710,417	3,450
Altria Group, Inc.	58,605	3,436
Carlsberg A/S, Class B	21,785	3,087
Coca-Cola Co.	42,247	2,989
Kimberly-Clark Corp.	19,552	2,521
General Mills, Inc.	42,990	2,227
WH Group, Ltd.	2,022,500	1,945
Suntory Beverage & Food, Ltd.	51,300	1,642
Procter & Gamble Co.	9,712	1,547
Dollar General Corp.	10,394	1,189
PepsiCo, Inc.	8,237	1,088
Unilever PLC	16,272	988
Anheuser-Busch InBev SA/NV	12,112	831
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	727
Pernod Ricard SA	5,475	545
Constellation Brands, Inc., Class A	1,891	308
Scandinavian Tobacco Group A/S	9,175	122
		134,741

Health care 8.10%
AbbVie, Inc.	109,793	20,380
Abbott Laboratories	124,644	16,953
Amgen, Inc.	49,129	13,717
Gilead Sciences, Inc.	117,805	13,061
AstraZeneca PLC	88,789	12,334
Sanofi	108,546	10,512
Novo Nordisk AS, Class B	110,487	7,668
Medtronic PLC	82,172	7,163
UnitedHealth Group, Inc.	14,130	4,408
Bristol-Myers Squibb Co.	85,101	3,939
Takeda Pharmaceutical Co., Ltd.	106,625	3,276
Merck & Co., Inc.	28,632	2,267
CVS Health Corp.	31,588	2,179
EBOS Group, Ltd.	81,078	1,899
EssilorLuxottica SA	6,880	1,887
Roche Holding AG, nonvoting non-registered shares	4,650	1,514
Novartis AG	9,389	1,138
Sandoz Group AG	18,029	987
GSK PLC	43,796	836
Royalty Pharma PLC, Class A	22,537	812
		126,930

Utilities 5.29%
Engie SA	348,234	8,173

69	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Iberdrola SA, non-registered shares	391,173	$7,506
E.ON SE	386,133	7,107
Dominion Energy, Inc.	124,159	7,017
National Grid PLC	446,695	6,509
SSE PLC	209,134	5,256
Pinnacle West Capital Corp.	56,998	5,100
DTE Energy Co.	37,944	5,026
CenterPoint Energy, Inc.	124,795	4,585
Duke Energy Corp.	33,133	3,910
Southern Co. (The)	41,174	3,781
Entergy Corp.	37,644	3,129
Sempra	39,487	2,992
Atmos Energy Corp.	15,655	2,413
Enel SpA	230,994	2,192
Power Grid Corporation of India, Ltd.	616,919	2,157
SembCorp Industries, Ltd.	268,900	1,449
AES Corp.	132,318	1,392
NextEra Energy, Inc.	18,420	1,279
Edison International	21,128	1,090
Power Assets Holdings, Ltd.	127,000	816
		82,879

Consumer discretionary 4.85%
McDonald’s Corp.	32,086	9,375
Industria de Diseno Textil SA	154,521	8,042
Home Depot, Inc.	19,698	7,222
Starbucks Corp.	74,312	6,809
YUM! Brands, Inc.	33,673	4,990
Midea Group Co., Ltd., Class A	484,566	4,882
Royal Caribbean Cruises, Ltd.	11,474	3,593
Compagnie Generale des Etablissements Michelin	92,890	3,451
LVMH Moet Hennessy-Louis Vuitton SE	6,411	3,358
Evolution AB	39,788	3,161
Amadeus IT Group SA, Class A, non-registered shares	33,725	2,840
Tractor Supply Co.	42,150	2,224
NEXT PLC	12,951	2,211
Compagnie Financiere Richemont SA, Class A	11,374	2,142
Aristocrat Leisure, Ltd.	49,212	2,111
Darden Restaurants, Inc.	9,659	2,105
Vail Resorts, Inc.	12,620	1,983
Restaurant Brands International, Inc.	27,181	1,802
Galaxy Entertainment Group, Ltd.	283,000	1,256
Las Vegas Sands Corp.	26,266	1,143
OPAP SA	26,284	596
Jumbo SA	13,271	458
International Game Technology PLC	17,882	283
		76,037

Energy 4.64%
Exxon Mobil Corp.	134,162	14,463
Canadian Natural Resources, Ltd. (CAD denominated)	372,833	11,718
TC Energy Corp. (CAD denominated) (a)	195,019	9,521
Shell PLC (GBP denominated)	187,059	6,557
Shell PLC (ADR)	9,821	691
TotalEnergies SE	100,624	6,175
EOG Resources, Inc.	42,410	5,073
ConocoPhillips	52,067	4,672
South Bow Corp. (a)	156,968	4,075
EQT Corp.	62,823	3,664

American Funds Insurance Series	70

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Chevron Corp.	18,330	$2,625
Cenovus Energy, Inc.	93,424	1,271
DT Midstream, Inc.	10,047	1,104
Schlumberger NV	17,806	602
BP PLC	99,480	499
New Fortress Energy, Inc., Class A (d)	950	3
		72,713

Communication services 3.51%
Singapore Telecommunications, Ltd.	3,454,300	10,378
T-Mobile US, Inc.	30,317	7,223
Publicis Groupe SA	59,664	6,725
AT&T, Inc.	208,493	6,034
Deutsche Telekom AG	135,327	4,937
Koninklijke KPN NV	881,213	4,293
Comcast Corp., Class A	108,926	3,888
Verizon Communications, Inc.	65,877	2,850
NetEase, Inc.	86,600	2,328
Nintendo Co., Ltd.	18,200	1,754
America Movil, SAB de CV, Class B (ADR)	82,076	1,472
HKT Trust and HKT, Ltd., units	984,240	1,469
Omnicom Group, Inc.	12,215	879
Swisscom AG (d)	566	401
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	384
		55,015

Real estate 3.43%
VICI Properties, Inc. REIT	627,033	20,441
Welltower, Inc. REIT	45,047	6,925
Prologis, Inc. REIT	37,913	3,985
Extra Space Storage, Inc. REIT	23,759	3,503
American Tower Corp. REIT	14,128	3,123
Rexford Industrial Realty, Inc. REIT	84,140	2,993
Mindspace Business Parks REIT	399,976	1,866
Link REIT	302,148	1,613
CTP NV	75,076	1,578
CK Asset Holdings, Ltd.	322,500	1,421
UDR, Inc. REIT	34,393	1,404
Equinix, Inc. REIT	1,676	1,333
SBA Communications Corp. REIT, Class A	4,761	1,118
Sun Communities, Inc. REIT	5,902	747
Embassy Office Parks REIT	140,661	639
Lineage, Inc. REIT (a)	9,785	426
Longfor Group Holdings, Ltd.	357,634	422
Kimco Realty Corp. REIT	5,095	107
		53,644

Materials 3.23%
Air Products and Chemicals, Inc.	28,543	8,051
Rio Tinto PLC	117,196	6,829
Smurfit Westrock PLC	148,945	6,427
Shin-Etsu Chemical Co., Ltd.	191,162	6,335
Nitto Denko Corp.	218,938	4,244
Linde PLC	8,566	4,019
Vale SA, ordinary nominative shares	211,978	2,054
Vale SA (ADR), ordinary nominative shares	91,722	891
International Paper Co.	55,076	2,579
Anglo American PLC	75,013	2,214

71	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Antofagasta PLC	47,581	$1,182
BASF SE	23,462	1,157
Dow, Inc.	31,474	833
Eastman Chemical Co.	11,125	830
Barrick Mining Corp.	34,519	719
Evonik Industries AG	27,512	567
Givaudan SA	110	532
Air Liquide SA	2,512	518
BHP Group, Ltd. (CDI)	19,509	468
Valterra Platinum, Ltd. (GBP denominated) (d)	3,257	143
		50,592
Total common stocks (cost: $810,358,000)		1,174,333

Convertible stocks 0.43%
Information technology 0.19%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,982

Utilities 0.13%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,390
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	688
		2,078

Materials 0.06%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	30,256	971

Financials 0.05%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	697
Total convertible stocks (cost: $6,289,000)		6,728

Bonds, notes & other debt instruments 13.99%	Principal amount (000)
Mortgage-backed obligations 5.57%
Federal agency mortgage-backed obligations 4.63%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	USD	—	(c)	—	(c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)		802		757
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)		1		1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)		273		255
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)		4		5
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)		2		2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)		6		6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)		7		7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)		5		5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)		4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)		3		3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)		2		2
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)		4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)		1		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)		2		2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)		26		25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)		15		15

American Funds Insurance Series	72

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	USD	22	$21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)		6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)		3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)		29	27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)		162	149
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)		1,853	1,702
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)		2,584	2,279
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)		296	263
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)		115	100
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)		76	67
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)		42	37
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)		12	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)		127	111
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)		82	71
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)		43	34
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)		125	110
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)		185	147
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)		22	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)		157	137
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)		19	17
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)		14	13
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)		110	96
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)		171	136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)		18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)		4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)		71	64
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)		806	710
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)		460	403
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)		269	244
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)		4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)		105	98
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)		9	8
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)		53	53
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)		150	119
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)		107	107
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)		97	97
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)		148	148
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)		93	93
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (e)		90	89
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (e)		798	743
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (e)		71	70
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)		232	228
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)		59	58
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)		253	253
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)		1,378	1,406
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)		313	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)		369	376
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)		229	234
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)		173	177
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (e)		268	249
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)		99	94
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)		123	121
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (e)		93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)		815	817
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)		409	416
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (e)		911	848
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (e)		8	8
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)		45	46
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)		669	682
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)		68	71

73	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	USD	24	$25
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)		27	28
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)		869	871
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)		117	119
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)		62	63
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)		948	955
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)		115	117
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)		71	71
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)		395	405
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)		125	127
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)		26	27
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)		19	19
Fannie Mae Pool #DB4399 6.50% 6/1/2054 (e)		21	22
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)		153	153
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)		843	857
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)		185	188
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)		165	169
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (e)		109	111
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)		97	100
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)		80	81
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)		20	20
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (e)		465	490
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)		2,755	2,820
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)		358	364
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)		9	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)		9	10
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)		10	10
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)		9	9
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)		7	7
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)		18	19
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)		240	240
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)		34	34
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)		237	237
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)		575	551
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)		200	196
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (e)		1,177	1,095
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)		44	45
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)		628	639
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)		318	305
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)		25	25
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)		334	320
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)		79	80
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)		20	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)		204	208
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)		14	14
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (e)		1	1
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (e)		207	214
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)		328	338
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)		218	220
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)		535	514
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)		368	317
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)		401	375
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)		115	107
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)		63	54
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)		109	94
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)		1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)		181	171
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)		15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)		12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)		7	7

American Funds Insurance Series	74

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	USD	23	$22
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)		10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)		41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)		19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)		14	13
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)		946	923
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)		12	11
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)		136	119
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)		64	56
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)		129	113
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)		48	40
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (e)		102	89
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)		243	193
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)		110	95
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)		796	691
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)		455	394
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)		313	292
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)		753	722
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)		146	127
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)		44	35
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)		111	96
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)		165	160
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)		586	577
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)		287	288
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)		26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)		2,430	2,191
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)		103	103
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)		23	20
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)		437	419
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (e)		754	703
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)		93	92
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)		517	518
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (e)		391	392
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)		31	31
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)		979	981
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)		79	80
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)		15	16
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)		12	13
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)		12	13
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)		13	13
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)		8	9
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)		6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)		4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)		3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)		32	32
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)		18	19
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)		17	17
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)		214	215
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)		850	835
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)		45	45
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)		9	10
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (e)		53	49
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (e)		243	256
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)		8	8
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)		17	17
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)		1,190	1,211
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)		874	875
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)		18	18
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)		9	9
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)		450	461

75	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	USD	9	$10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)		270	272
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)		53	53
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)		17	17
Freddie Mac Pool #QI5199 6.50% 5/1/2054 (e)		25	26
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)		116	116
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)		24	24
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)		1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)		76	77
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)		64	64
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)		358	365
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)		291	300
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)		252	256
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)		76	77
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)		18	19
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)		16	16
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)		176	179
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)		18	18
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)		9	10
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)		5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)		38	39
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)		19	20
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)		18	19
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)		19	19
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)		9	9
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)		82	79
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)		53	52
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)		63	63
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)		18	18
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (e)		568	543
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)		339	339
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)		37	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)		171	175
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)		84	85
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)		8	8
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)		12	13
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (e)		3,033	3,134
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)		12	12
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)		350	356
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)		20	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)		92	93
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)		15	15
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (e)		1	1
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (e)		79	80
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)		160	160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)(f)		89	84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)		187	174
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)		180	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)		81	73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)		68	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)		13	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)		837	749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)		289	278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (e)		457	437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)		12	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)		8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)		688	669
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)		995	946
Government National Mortgage Assn. 5.50% 7/1/2055 (e)(g)		609	610
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)		160	156

American Funds Insurance Series	76

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	USD	2,792		$2,611
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)		59		55
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)		208		194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)		380		375
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)		1,022		1,007
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)		25		23
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (e)		—	(c)	—	(c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)		—	(c)	—	(c)
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (e)(g)		1,951		1,618
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (e)(g)		1,431		1,289
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (e)(g)		88		82
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (e)(g)		164		157
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (e)(g)		162		159
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (e)(g)		191		191
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (e)(g)		1,703		1,731
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (e)(g)		3,754		3,953
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (e)(g)		51		40
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (e)(g)		872		754
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (e)(g)		187		174
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (e)(g)		156		158
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (e)(g)		154		159
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (e)(g)		243		255
				72,469

Commercial mortgage-backed securities 0.47%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (e)(f)(h)		296		302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)		41		43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)		122		128
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (e)(f)(h)		332		334
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (e)(f)(h)		105		106
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (e)(f)(h)		628		626
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (e)(f)(h)		100		100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (e)(f)(h)		97		97
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (e)(f)(h)		152		152
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (e)(f)(h)		88		88
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (e)(f)(h)		86		86
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (e)(f)(h)		176		177
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (e)(f)(h)		39		39
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)		590		599
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (e)(f)(h)		100		100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (e)(f)(h)		120		120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)		237		245
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (e)(f)(h)		574		582
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)		213		215
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)		191		192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)		133		134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)		120		121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)		100		100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)		100		100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)		73		75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)		592		596
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)		329		338
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (e)(f)(h)		100		101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (e)(f)(h)		243		245

77	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	USD	541	$558
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (e)(f)(h)		110	111
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (e)(f)(h)		597	592
			7,402

Collateralized mortgage-backed obligations (privately originated) 0.47%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)		86	78
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)		514	498
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)		60	56
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)		175	173
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)		398	390
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)		139	133
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)		6	6
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (e)(f)(h)		28	29
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (e)(f)(h)		244	246
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (e)(f)(h)		82	82
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (e)(f)(h)		66	66
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (e)(f)(h)		87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (e)(f)(h)		11	12
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (e)(f)(h)		64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (e)(f)(h)		208	209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (e)(f)(h)		90	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.12% 1/25/2050 (e)(f)(h)		7	7
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)		97	98
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)		59	58
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)		765	770
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)		57	57
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (e)(h)(i)		96	96
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)		516	514
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)		119	120
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (e)(f)(h)		152	150
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)		172	174
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)		387	391
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)		969	975
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (e)(h)		554	520
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)		96	93
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (e)(f)(h)		140	141
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)		18	17
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)		16	16
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)		9	9
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)		329	299
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(h)		100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(h)		195	190

American Funds Insurance Series	78

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	USD	167	$167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)		77	78
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)		98	98
			7,360
Total mortgage-backed obligations			87,231

U.S. Treasury bonds & notes 4.93%
U.S. Treasury 4.93%
U.S. Treasury 4.00% 2/15/2026		2,369	2,367
U.S. Treasury 0.75% 3/31/2026		1	1
U.S. Treasury 0.75% 5/31/2026		3,850	3,737
U.S. Treasury 1.875% 6/30/2026		3,855	3,775
U.S. Treasury 1.125% 10/31/2026		995	960
U.S. Treasury 2.00% 11/15/2026 (j)		2,800	2,731
U.S. Treasury 4.625% 11/15/2026		1,200	1,212
U.S. Treasury 4.00% 1/15/2027 (j)		6,541	6,557
U.S. Treasury 0.50% 4/30/2027		2,375	2,240
U.S. Treasury 2.625% 5/31/2027		80	78
U.S. Treasury 3.875% 5/31/2027		3,009	3,016
U.S. Treasury 3.75% 6/30/2027		11,364	11,371
U.S. Treasury 4.00% 2/29/2028		745	751
U.S. Treasury 1.25% 3/31/2028		1,350	1,264
U.S. Treasury 3.625% 3/31/2028		4	4
U.S. Treasury 3.875% 6/15/2028		7,447	7,486
U.S. Treasury 4.00% 7/31/2029		25	25
U.S. Treasury 6.25% 5/15/2030		345	382
U.S. Treasury 4.00% 5/31/2030		917	955
U.S. Treasury 3.875% 6/30/2030		10,178	10,217
U.S. Treasury 4.00% 6/30/2032		7,532	7,536
U.S. Treasury 4.125% 11/15/2032		9	9
U.S. Treasury 4.375% 5/15/2034		18	18
U.S. Treasury 4.25% 5/15/2035		3,046	3,050
U.S. Treasury 4.50% 8/15/2039		1,045	1,041
U.S. Treasury 4.75% 2/15/2041		1,730	1,753
U.S. Treasury 2.00% 11/15/2041 (j)		300	206
U.S. Treasury 5.00% 5/15/2045		585	601
U.S. Treasury 2.375% 5/15/2051 (j)		196	125
U.S. Treasury 4.00% 11/15/2052		152	133
U.S. Treasury 4.625% 2/15/2055 (j)		3,276	3,189
U.S. Treasury 4.75% 5/15/2055		310	308
Total U.S. Treasury bonds & notes			77,098

Corporate bonds, notes & loans 2.47%
Financials 0.47%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(f)(h)(k)		264	262
American Express Co. 4.90% 2/13/2026		28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)		50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)		28	29
American International Group, Inc. 4.85% 5/7/2030		99	101
American International Group, Inc. 5.125% 3/27/2033		17	17
Aon Corp. 5.35% 2/28/2033		21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029		125	127
Arthur J. Gallagher & Co. 5.00% 2/15/2032		50	51
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (i)		26	24
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (i)		238	244
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)		118	120

79	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (i)	USD	75	$77
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)		400	414
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)		200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)		45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)		95	99
Chubb INA Holdings, LLC 5.00% 3/15/2034		35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (i)		50	51
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (i)		36	36
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)		35	31
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)		44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)		55	56
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)		120	124
Corebridge Financial, Inc. 3.85% 4/5/2029		180	176
Corebridge Financial, Inc. 3.90% 4/5/2032		32	30
Corebridge Financial, Inc. 4.35% 4/5/2042		7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)		200	199
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)		300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)		150	151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)		5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)		45	45
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)		60	63
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)		40	41
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (i)		197	202
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)		65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)		50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)		198	202
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (i)		52	53
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)		20	17
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)		328	334
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)		162	168
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		25	24
Mastercard, Inc. 4.875% 3/9/2028		31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)		25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)		10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)		140	145
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)		488	489
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)		35	36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)		57	58
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (i)		38	39
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (i)		92	95
Navient Corp. 5.00% 3/15/2027		150	150
New York Life Global Funding 3.00% 1/10/2028 (h)		150	146
OneMain Finance Corp. 6.625% 5/15/2029		340	350
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)		50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (h)		100	101
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)		11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)		50	51
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)		10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)		40	42
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)		70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)		85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)		200	208
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)		374	366
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)		98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)		55	56

American Funds Insurance Series	80

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	USD	104	$114
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (i)		25	25
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)		56	58
			7,412

Health care 0.34%
AbbVie, Inc. 5.05% 3/15/2034		175	178
AbbVie, Inc. 5.35% 3/15/2044		25	25
AbbVie, Inc. 5.40% 3/15/2054		240	234
AbbVie, Inc. 5.50% 3/15/2064		25	24
Amgen, Inc. 5.507% 3/2/2026		30	30
Amgen, Inc. 5.15% 3/2/2028		55	56
Amgen, Inc. 4.05% 8/18/2029		100	99
Amgen, Inc. 5.25% 3/2/2030		124	128
Amgen, Inc. 4.20% 3/1/2033		133	128
Amgen, Inc. 5.25% 3/2/2033		71	73
Amgen, Inc. 5.60% 3/2/2043		105	104
Amgen, Inc. 4.20% 2/22/2052		19	15
Amgen, Inc. 4.875% 3/1/2053		25	22
Amgen, Inc. 5.65% 3/2/2053		37	36
Amgen, Inc. 5.75% 3/2/2063		85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034		50	51
Baxter International, Inc. 3.132% 12/1/2051		25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029		95	97
Bristol-Myers Squibb Co. 5.10% 2/22/2031		260	269
Bristol-Myers Squibb Co. 5.20% 2/22/2034		295	302
Bristol-Myers Squibb Co. 5.50% 2/22/2044		25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054		325	317
Bristol-Myers Squibb Co. 5.65% 2/22/2064		100	97
Centene Corp. 4.625% 12/15/2029		530	516
Centene Corp. 2.625% 8/1/2031		40	34
CVS Health Corp. 5.125% 2/21/2030		50	51
CVS Health Corp. 5.25% 2/21/2033		23	23
CVS Health Corp. 5.70% 6/1/2034		97	100
CVS Health Corp. 6.00% 6/1/2044		50	50
CVS Health Corp. 5.625% 2/21/2053		55	51
CVS Health Corp. 6.05% 6/1/2054		50	49
Elevance Health, Inc. 4.95% 11/1/2031		30	30
Elevance Health, Inc. 5.20% 2/15/2035		13	13
Gilead Sciences, Inc. 1.65% 10/1/2030		8	7
HCA, Inc. 2.375% 7/15/2031		18	16
Humana, Inc. 3.70% 3/23/2029		12	12
Humana, Inc. 5.375% 4/15/2031		35	36
Medline Borrower, LP 6.25% 4/1/2029 (h)		380	391
Merck & Co., Inc. 1.70% 6/10/2027		118	113
Merck & Co., Inc. 3.40% 3/7/2029		110	107
Merck & Co., Inc. 4.50% 5/17/2033		35	35
Merck & Co., Inc. 4.90% 5/17/2044		35	33
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)		40	36
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		7	7
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		362	364
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		600	655
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		89	64
			5,251

81	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 0.25%
APA Corp. 4.25% 1/15/2030 (h)	USD	385	$369
Baytex Energy Corp. 7.375% 3/15/2032 (h)		600	573
Cenovus Energy, Inc. 5.40% 6/15/2047		44	39
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)		9	9
ConocoPhillips Co. 5.50% 1/15/2055		50	47
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)		270	258
Energy Transfer, LP 6.10% 12/1/2028		41	43
Energy Transfer, LP 5.25% 7/1/2029		23	24
Energy Transfer, LP 6.40% 12/1/2030		34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035		6	6
EOG Resources, Inc. 5.95% 7/15/2055		110	112
Equinor ASA 2.375% 5/22/2030		365	335
Exxon Mobil Corp. 3.452% 4/15/2051		210	149
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)		35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (h)		400	384
NFE Financing, LLC 12.00% 11/15/2029 (h)		148	67
Occidental Petroleum Corp. 5.55% 10/1/2034		124	122
Petroleos Mexicanos 6.50% 1/23/2029		20	20
Petroleos Mexicanos 8.75% 6/2/2029		177	183
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)		200	188
TotalEnergies Capital SA 4.724% 9/10/2034		17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)		595	551
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)		195	195
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)		75	81
			3,845

Utilities 0.23%
AEP Transmission Co., LLC 2.75% 8/15/2051		50	31
DTE Energy Co. 3.00% 3/1/2032		42	38
Duke Energy Florida, LLC 5.95% 11/15/2052		25	26
Edison International 4.125% 3/15/2028		132	127
Edison International 5.45% 6/15/2029		100	99
Edison International 5.25% 3/15/2032		389	369
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)		200	226
FirstEnergy Corp. 2.65% 3/1/2030		393	361
FirstEnergy Corp. 2.25% 9/1/2030		107	95
Florida Power & Light Co. 5.10% 4/1/2033		35	36
NiSource, Inc. 5.40% 6/30/2033		25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026		97	96
Pacific Gas and Electric Co. 3.75% 7/1/2028		105	102
Pacific Gas and Electric Co. 4.65% 8/1/2028		284	283
Pacific Gas and Electric Co. 2.50% 2/1/2031		375	326
Pacific Gas and Electric Co. 6.40% 6/15/2033		50	52
Pacific Gas and Electric Co. 5.70% 3/1/2035		377	374
Pacific Gas and Electric Co. 4.95% 7/1/2050		162	131
Pacific Gas and Electric Co. 3.50% 8/1/2050		256	164
Pacific Gas and Electric Co. 5.90% 10/1/2054		25	23
PacifiCorp 5.50% 5/15/2054		95	87
PacifiCorp 5.80% 1/15/2055		25	24
Southern California Edison Co. 5.20% 6/1/2034		40	39
Southern California Edison Co. 3.60% 2/1/2045		206	142
Southern California Edison Co. 5.90% 3/1/2055		30	27
Union Electric Co. 3.90% 4/1/2052		25	19
WEC Energy Group, Inc. 5.15% 10/1/2027		25	25
Xcel Energy, Inc. 4.75% 3/21/2028		264	267
			3,615

American Funds Insurance Series	82

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.23%
America Movil, SAB de CV, 8.46% 12/18/2036	MXN	1,300	$61
AT&T, Inc. 3.50% 6/1/2041	USD	75	59
CCO Holdings, LLC 4.75% 2/1/2032 (h)		25	24
CCO Holdings, LLC 4.25% 1/15/2034 (h)		655	584
Charter Communications Operating, LLC 6.10% 6/1/2029		41	43
Meta Platforms, Inc. 4.30% 8/15/2029		40	40
Meta Platforms, Inc. 4.75% 8/15/2034		53	53
Meta Platforms, Inc. 5.40% 8/15/2054		29	28
Meta Platforms, Inc. 5.55% 8/15/2064		40	39
Netflix, Inc. 4.90% 8/15/2034		16	16
Netflix, Inc. 5.40% 8/15/2054		6	6
SBA Tower Trust 1.631% 11/15/2026 (h)		253	243
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)		780	750
TEGNA, Inc. 5.00% 9/15/2029		360	344
T-Mobile USA, Inc. 3.875% 4/15/2030		625	607
T-Mobile USA, Inc. 2.55% 2/15/2031		203	182
T-Mobile USA, Inc. 6.00% 6/15/2054		69	70
Univision Communications, Inc. 7.375% 6/30/2030 (h)		340	334
Verizon Communications, Inc. 1.75% 1/20/2031		142	123
			3,606

Consumer discretionary 0.20%
Advance Auto Parts, Inc. 3.90% 4/15/2030		18	17
Advance Auto Parts, Inc. 3.50% 3/15/2032		12	11
Bath & Body Works, Inc. 6.875% 11/1/2035		150	156
BMW US Capital, LLC 4.15% 4/9/2030 (h)		290	285
BMW US Capital, LLC 3.70% 4/1/2032 (h)		25	23
Carnival Corp. 6.125% 2/15/2033 (h)		175	179
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)		150	151
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (h)		150	152
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (h)		150	130
Ford Motor Credit Co., LLC 2.70% 8/10/2026		306	298
Ford Motor Credit Co., LLC 4.95% 5/28/2027		604	600
Ford Motor Credit Co., LLC 5.918% 3/20/2028		622	628
Ford Motor Credit Co., LLC 6.798% 11/7/2028		200	207
General Motors Financial Co., Inc. 5.45% 9/6/2034		27	27
Hyundai Capital America 5.275% 6/24/2027 (h)		55	56
McDonald’s Corp. 5.15% 9/9/2052		10	9
Toyota Motor Credit Corp. 5.40% 11/10/2025		228	229
			3,158

Industrials 0.19%
BAE Systems PLC 5.30% 3/26/2034 (h)		200	205
Boeing Co. (The) 2.75% 2/1/2026		91	90
Boeing Co. (The) 6.259% 5/1/2027		376	387
Boeing Co. (The) 6.298% 5/1/2029		12	13
Boeing Co. (The) 3.625% 2/1/2031		178	168
Boeing Co. (The) 6.388% 5/1/2031		92	99
Boeing Co. (The) 6.528% 5/1/2034		921	1,001
Boeing Co. (The) 5.805% 5/1/2050		136	131
Canadian Pacific Railway Co. 3.00% 12/2/2041		25	18
Canadian Pacific Railway Co. 3.10% 12/2/2051		80	53
CSX Corp. 4.75% 11/15/2048		50	44
CSX Corp. 4.50% 11/15/2052		35	29
Herc Holdings, Inc. 7.25% 6/15/2033 (h)		90	94
L3Harris Technologies, Inc. 5.40% 7/31/2033		15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053		13	13

83	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Moog, Inc. 4.25% 12/9/2027 (h)	USD	55	$54
Norfolk Southern Corp. 5.35% 8/1/2054		51	49
Northrop Grumman Corp. 4.95% 3/15/2053		21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)		190	196
Republic Services, Inc. 5.00% 4/1/2034		13	13
RTX Corp. 6.00% 3/15/2031		35	38
RTX Corp. 6.10% 3/15/2034		27	29
RTX Corp. 6.40% 3/15/2054		22	24
Union Pacific Corp. 2.80% 2/14/2032		17	15
Union Pacific Corp. 3.50% 2/14/2053		20	14
Waste Management, Inc. 4.625% 2/15/2030		60	61
Waste Management, Inc. 4.95% 3/15/2035		16	16
Waste Management, Inc. 5.35% 10/15/2054		25	24
			2,912

Real estate 0.16%
American Tower Corp. 4.05% 3/15/2032		11	10
Boston Properties, LP 2.45% 10/1/2033		7	6
Boston Properties, LP 6.50% 1/15/2034		38	41
Boston Properties, LP 5.75% 1/15/2035		95	96
Crown Castle, Inc. 5.00% 1/11/2028		54	55
Equinix, Inc. 1.55% 3/15/2028		25	23
Equinix, Inc. 3.20% 11/18/2029		144	137
Iron Mountain, Inc. 4.50% 2/15/2031 (h)		530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031		550	496
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)		20	21
MPT Operating Partnership, LP 5.00% 10/15/2027		475	439
Prologis, LP 5.00% 3/15/2034		40	40
Service Properties Trust 8.375% 6/15/2029		680	708
			2,577

Consumer staples 0.16%
Altria Group, Inc. 4.875% 2/4/2028		13	13
Altria Group, Inc. 5.625% 2/6/2035		48	49
BAT Capital Corp. 4.70% 4/2/2027		105	105
BAT Capital Corp. 6.343% 8/2/2030		9	10
BAT Capital Corp. 5.35% 8/15/2032		413	423
BAT Capital Corp. 6.421% 8/2/2033		38	41
BAT Capital Corp. 7.079% 8/2/2043		31	34
BAT Capital Corp. 4.54% 8/15/2047		55	44
BAT Capital Corp. 4.758% 9/6/2049		121	100
BAT Capital Corp. 7.081% 8/2/2053		69	77
BAT International Finance PLC 4.448% 3/16/2028		150	150
H.J. Heinz Co. 4.875% 10/1/2049		235	202
Mars, Inc. 4.80% 3/1/2030 (h)		25	25
Mars, Inc. 5.20% 3/1/2035 (h)		165	167
Mars, Inc. 5.65% 5/1/2045 (h)		71	71
Mars, Inc. 5.70% 5/1/2055 (h)		145	145
Mars, Inc. 5.80% 5/1/2065 (h)		24	24
Mondelez International, Inc. 4.75% 8/28/2034		127	126
Philip Morris International, Inc. 5.125% 11/17/2027		43	44
Philip Morris International, Inc. 5.625% 11/17/2029		23	24
Philip Morris International, Inc. 5.125% 2/15/2030		56	58
Philip Morris International, Inc. 5.50% 9/7/2030		70	73
Philip Morris International, Inc. 5.75% 11/17/2032		16	17
Philip Morris International, Inc. 5.375% 2/15/2033		55	57

American Funds Insurance Series	84

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.625% 9/7/2033	USD	30	$31
Philip Morris International, Inc. 4.90% 11/1/2034		90	90
Post Holdings, Inc. 6.375% 3/1/2033 (h)		330	334
			2,534

Information technology 0.13%
Broadcom, Inc. 5.05% 7/12/2027		40	41
Broadcom, Inc. 4.00% 4/15/2029 (h)		3	3
Broadcom, Inc. 5.05% 7/12/2029		45	46
Broadcom, Inc. 5.15% 11/15/2031		104	107
Broadcom, Inc. 4.15% 4/15/2032 (h)		11	11
Broadcom, Inc. 4.80% 10/15/2034		12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)		2	2
Cisco Systems, Inc. 4.95% 2/26/2031		11	11
Cisco Systems, Inc. 5.05% 2/26/2034		4	4
Cisco Systems, Inc. 5.10% 2/24/2035		14	14
Cisco Systems, Inc. 5.30% 2/26/2054		8	8
Cisco Systems, Inc. 5.35% 2/26/2064		11	11
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)		250	266
Fair Isaac Corp. 6.00% 5/15/2033 (h)		100	101
Oracle Corp. 5.50% 8/3/2035		18	18
ServiceNow, Inc. 1.40% 9/1/2030		54	47
Synopsys, Inc. 4.65% 4/1/2028		40	40
Synopsys, Inc. 4.85% 4/1/2030		40	41
Synopsys, Inc. 5.00% 4/1/2032		40	40
Synopsys, Inc. 5.15% 4/1/2035		780	786
Synopsys, Inc. 5.70% 4/1/2055		380	378
			1,987

Materials 0.11%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		7	7
Celanese US Holdings, LLC 6.85% 11/15/2028		36	38
Celanese US Holdings, LLC 7.05% 11/15/2030		27	28
Celanese US Holdings, LLC 6.629% 7/15/2032		10	10
Celanese US Holdings, LLC 7.20% 11/15/2033		23	24
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)		20	20
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)		125	121
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)		750	647
Dow Chemical Co. (The) 5.15% 2/15/2034		19	19
Dow Chemical Co. (The) 5.35% 3/15/2035		11	11
Dow Chemical Co. (The) 5.55% 11/30/2048		15	14
Dow Chemical Co. (The) 3.60% 11/15/2050		75	51
Dow Chemical Co. (The) 6.90% 5/15/2053		6	6
Dow Chemical Co. (The) 5.60% 2/15/2054		53	48
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (h)		249	250
LYB International Finance III, LLC 3.625% 4/1/2051		102	68
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)		10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)		325	313
			1,773
Total corporate bonds, notes & loans			38,670

Asset-backed obligations 0.95%
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (e)(h)		215	216
85	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (e)(h)	USD	82	$82
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (e)(h)		100	100
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (e)(h)		277	278
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)		400	399
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (e)(h)		197	195
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (e)(h)		100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)		339	353
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)		344	347
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)		78	78
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)		662	672
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)		351	347
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)		87	80
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)		90	89
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)		90	81
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)		316	304
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)		489	490
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)		301	301
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)		497	501
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (e)		139	140
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)		323	324
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)		206	206
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)		394	397
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)		149	151
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)		176	179
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)		181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (e)(h)		188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)		345	326
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)		64	59
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (e)(h)		83	81
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)		314	300
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (e)(h)		59	59
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)		88	88
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)		285	292
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)		184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)		18	18
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)		48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)		268	258
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)		100	96
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)		100	96
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)		187	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)		364	365
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (e)		15	14
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)		28	28
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)		172	173
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (e)(h)		246	246
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(h)		26	24
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(h)		47	43
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)		111	104
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)		220	206
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (e)(f)(h)		114	114
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)		935	881
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)		445	447
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)		100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)		127	126
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)		36	35
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)		153	153
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)		214	216
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (e)(h)		100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (e)(h)		175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)		198	197
American Funds Insurance Series	86

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	USD	102	$103
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)		195	195
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (e)		94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (e)(h)		72	72
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)		43	38
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)		78	75
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (e)(f)(h)		335	328
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)		257	257
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)		84	86
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (e)(h)		799	804
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)		215	216
			14,904
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Peru (Republic of) 2.783% 1/23/2031		190	171
Saudi Arabia (Kingdom of) 3.625% 3/4/2028		200	197
United Mexican States 3.25% 4/16/2030		200	184
United Mexican States 7.375% 5/13/2055		245	253
			805
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		196	197

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		135	139
Total municipals			336
Total bonds, notes & other debt instruments (cost: $220,241,000)			219,044

Investment funds 2.06%	Shares
Capital Group Central Corporate Bond Fund (l)	3,819,323	32,235
Total Investment funds (cost: $35,212,000)		32,235

Short-term securities 8.35%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (l)(m)	1,150,689	115,069

Money market investments purchased with collateral from securities on loan 1.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)	15,786,027	15,786
Total short-term securities (cost: $130,837,000)		130,855
Total investment securities 99.80% (cost: $1,202,937,000)		1,563,195
Other assets less liabilities 0.20%		3,128
Net assets 100.00%		$1,566,323

87	American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	269	9/17/2025	USD	64,335	$44
2 Year U.S. Treasury Note Futures	Long	217	10/3/2025		45,141	178
5 Year U.S. Treasury Note Futures	Long	375	10/3/2025		40,875	429
10 Year U.S. Treasury Note Futures	Long	147	9/30/2025		16,482	313
10 Year Ultra U.S. Treasury Note Futures	Short	25	9/30/2025		(2,857)	(72)
20 Year U.S. Treasury Bond Futures	Long	44	9/30/2025		5,081	185
30 Year Ultra U.S. Treasury Bond Futures	Long	72	9/30/2025		8,577	332
						$1,409

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at		Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2025 (000)		(received) (000)	at 6/30/2025 (000)
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD	350	$—	(c)	$—	$—	(c)
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD	690	—	(c)	—	—	(c)
SOFR	Annual	3.055%	Annual	4/6/2031	USD	6,700	144		—	144
SOFR	Annual	2.91%	Annual	9/18/2050	USD	592	99		—	99
							$243		$—	$243

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)		Value at 6/30/2025 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD	5,015	$111	$99	$12

Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.06%
Capital Group Central Corporate Bond Fund	$30,920	$750	$—	$—		$565	$32,235	$750
Short-term securities 7.34%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (m)	60,575	199,935	145,437	—	(c)	(4)	115,069	1,854
Total 9.40%				$—	(c)	$561	$147,304	$2,604

American Funds Insurance Series	88

Capital Income Builder (continued)

(a)	All or a portion of this security was on loan. The total value of all such securities was $16,714,000, which represented 1.07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Security did not produce income during the last 12 months.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(g)	Represents securities transacted on a TBA basis.
(h)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,844,000, which represented 2.61% of the net assets of the fund.
(i)	Step bond; coupon rate may change at a later date.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,008,000, which represented 0.13% of the net assets of the fund.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $262,000, which represented 0.02% of the net assets of the fund.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

CPI = Consumer Price Index

DAC = Designated Activity Company

Fncg. = Financing

GBP = British pounds

GO = General Obligation

ICE = Intercontinental Exchange, Inc.

MXN = Mexican pesos

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

89	American Funds Insurance Series

Asset Allocation Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 67.14%	Shares	Value (000)
Information technology 16.85%
Broadcom, Inc.	5,212,782	$1,436,903
Microsoft Corp.	2,083,449	1,036,328
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,973,803	673,537
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	28,049
NVIDIA Corp.	2,594,429	409,894
Apple, Inc.	1,032,637	211,866
Intel Corp.	6,095,959	136,550
ASML Holding NV (ADR)	145,009	116,209
MicroStrategy, Inc., Class A (a)	246,870	99,792
Micron Technology, Inc.	726,977	89,600
KLA Corp.	94,152	84,336
International Business Machines Corp.	275,000	81,065
Adobe, Inc. (a)	202,715	78,426
Synopsys, Inc. (a)	90,490	46,392
Oracle Corp.	185,267	40,505
Diebold Nixdorf, Inc. (a)	532,940	29,525
Salesforce, Inc.	102,608	27,980
Applied Materials, Inc.	113,846	20,842
Motorola Solutions, Inc.	35,587	14,963
		4,662,762

Financials 12.18%
Apollo Asset Management, Inc.	2,534,818	359,615
Arthur J. Gallagher & Co.	1,010,070	323,344
Aon PLC, Class A	752,130	268,330
Mastercard, Inc., Class A	360,948	202,831
Synchrony Financial	3,000,000	200,220
Capital One Financial Corp.	889,662	189,284
Visa, Inc., Class A	525,963	186,743
Ares Management Corp., Class A	1,004,749	174,022
Blue Owl Capital, Inc., Class A	9,047,540	173,803
Bank of America Corp.	2,784,601	131,767
Blackstone, Inc.	837,355	125,252
Wells Fargo & Co.	1,413,342	113,237
American Express Co.	337,999	107,815
Brown & Brown, Inc.	964,468	106,931
Fiserv, Inc. (a)	584,262	100,733
BlackRock, Inc.	88,049	92,385
JPMorgan Chase & Co.	318,591	92,363
Chubb, Ltd.	273,887	79,351
Progressive Corp.	280,641	74,892
Citigroup, Inc.	875,000	74,480
AXA SA	1,445,264	70,941
KKR & Co., Inc.	273,886	36,435
Brookfield Corp., Class A	486,973	30,119
Goldman Sachs Group, Inc.	30,100	21,303
Intercontinental Exchange, Inc.	110,132	20,206
UniCredit SpA	214,008	14,346
Sberbank of Russia PJSC (b)	8,880,000	—	(c)
		3,370,748

Industrials 9.09%
ATI, Inc. (a)	3,762,816	324,882
Boeing Co. (The) (a)	1,355,000	283,913
TransDigm Group, Inc.	160,869	244,624
L3Harris Technologies, Inc.	870,418	218,336
General Electric Co.	722,399	185,938
Honeywell International, Inc.	641,747	149,450
Deere & Co.	270,815	137,707
American Funds Insurance Series	90

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Parker-Hannifin Corp.	183,050	$127,855
Caterpillar, Inc.	290,000	112,581
Ingersoll-Rand, Inc.	1,251,137	104,070
Safran SA	312,100	101,431
United Rentals, Inc.	129,402	97,491
Northrop Grumman Corp.	126,468	63,232
Trane Technologies PLC	137,366	60,085
Quanta Services, Inc.	152,260	57,566
Copart, Inc. (a)	835,833	41,014
Republic Services, Inc.	158,509	39,090
RTX Corp.	260,623	38,056
Union Pacific Corp.	158,202	36,399
Carrier Global Corp.	382,605	28,003
GE Vernova, Inc.	44,366	23,476
FTAI Aviation, Ltd.	181,908	20,927
Airbus SE, non-registered shares	94,296	19,689
		2,515,815

Consumer discretionary 7.00%
Booking Holdings, Inc.	68,188	394,757
Amazon.com, Inc. (a)	1,331,622	292,145
Royal Caribbean Cruises, Ltd.	808,815	253,272
Starbucks Corp.	1,827,909	167,491
Home Depot, Inc.	367,100	134,594
NIKE, Inc., Class B	1,485,288	105,515
Darden Restaurants, Inc.	448,084	97,669
D.R. Horton, Inc.	650,250	83,830
Carnival Corp. (a)	2,758,206	77,561
Compagnie Financiere Richemont SA, Class A	381,887	71,930
Moncler SpA	1,254,665	71,517
Texas Roadhouse, Inc.	325,829	61,064
Hilton Worldwide Holdings, Inc.	139,547	37,167
Restaurant Brands International, Inc.	498,700	33,059
Tesla, Inc. (a)	79,806	25,351
YUM! Brands, Inc.	91,381	13,541
lululemon athletica, Inc. (a)	44,474	10,566
AutoZone, Inc. (a)	1,687	6,262
Aimbridge Topco, LLC (a)(b)	10,722	807
Party City Holdco, Inc. (a)(b)	68,158	—	(c)
Party City Holdco, Inc. (a)(b)(d)	681	—	(c)
		1,938,098

Health care 6.79%
Vertex Pharmaceuticals, Inc. (a)	992,755	441,974
Gilead Sciences, Inc.	2,987,938	331,273
Eli Lilly and Co.	314,292	245,000
UnitedHealth Group, Inc.	480,370	149,861
Amgen, Inc.	473,094	132,093
CVS Health Corp.	1,451,353	100,114
Thermo Fisher Scientific, Inc.	179,059	72,601
Alnylam Pharmaceuticals, Inc. (a)	205,917	67,147
Abbott Laboratories	487,227	66,268
Illumina, Inc. (a)	599,260	57,175
Cooper Cos., Inc. (a)	731,383	52,045
Centene Corp. (a)	675,000	36,639
AbbVie, Inc.	176,323	32,729
Boston Scientific Corp. (a)	198,062	21,274
Exact Sciences Corp. (a)	388,980	20,670
Danaher Corp.	95,660	18,897
91	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Rotech Healthcare, Inc. (a)(b)(e)	184,138	$13,864
Molina Healthcare, Inc. (a)	36,950	11,007
Novo Nordisk AS, Class B	70,320	4,881
Endo, Inc. (a)	140,115	2,941
Endo, Inc., 1L 7.50% Escrow (a)(b)	9,648,000	—	(c)
Carbon Health Technologies, Inc., Class A (a)(b)	4,955,500	50
		1,878,503

Materials 4.82%
Franco-Nevada Corp. (CAD denominated)	1,925,000	316,044
Wheaton Precious Metals Corp.	3,349,100	300,749
Royal Gold, Inc.	1,405,000	249,865
Lundin Mining Corp.	16,017,925	168,443
First Quantum Minerals, Ltd. (a)	5,805,000	103,119
Linde PLC	145,263	68,154
Freeport-McMoRan, Inc.	1,400,000	60,690
Corteva, Inc.	571,302	42,579
Air Products and Chemicals, Inc.	45,664	12,880
Avery Dennison Corp.	65,336	11,465
Venator Materials PLC (a)(b)	4,096	—	(c)
		1,333,988

Consumer staples 4.33%
Philip Morris International, Inc.	4,082,884	743,615
Keurig Dr Pepper, Inc.	3,252,056	107,513
Constellation Brands, Inc., Class A	499,955	81,333
Costco Wholesale Corp.	69,889	69,186
Nestle SA	617,055	61,305
US Foods Holding Corp. (a)	514,932	39,655
Estee Lauder Cos., Inc. (The), Class A	440,395	35,584
Altria Group, Inc.	527,643	30,936
Bunge Global SA	197,085	15,822
Procter & Gamble Co.	75,358	12,006
		1,196,955

Communication services 3.78%
Meta Platforms, Inc., Class A	581,159	428,948
Alphabet, Inc., Class C	1,206,415	214,006
Alphabet, Inc., Class A	344,016	60,626
Comcast Corp., Class A	6,366,969	227,237
Charter Communications, Inc., Class A (a)	179,040	73,193
Nintendo Co., Ltd.	265,200	25,561
Take-Two Interactive Software, Inc. (a)	67,585	16,413
		1,045,984

Energy 1.29%
Canadian Natural Resources, Ltd. (CAD denominated)	4,009,172	126,009
ConocoPhillips	824,000	73,946
Shell PLC (GBP denominated)	1,914,457	67,103
EOG Resources, Inc.	254,319	30,419
Noble Corp. PLC, Class A	771,174	20,474
Halliburton Co.	960,000	19,565
Schlumberger NV	286,500	9,684
Exxon Mobil Corp.	66,470	7,165
Constellation Oil Services Holding SA (NDR) (a)	1,564,956	699
New Fortress Energy, Inc., Class A (a)	150,315	499
American Funds Insurance Series	92

Asset Allocation Fund (continued)

		Value
Common stocks (continued)	Shares	(000)
Energy (continued)
Altera Infrastructure, LP (b)	16,129	$498
Expand Energy Corp.	277	32
Bighorn Permian Resources, LLC (b)	4,392	—	(c)
		356,093

Real estate 0.53%
VICI Properties, Inc. REIT	2,308,795	75,267
American Tower Corp. REIT	136,942	30,267
Simon Property Group, Inc. REIT	119,922	19,279
Crown Castle, Inc. REIT	134,329	13,799
Alexandria Real Estate Equities, Inc. REIT	121,544	8,828
		147,440

Utilities 0.48%
DTE Energy Co.	848,144	112,345
FirstEnergy Corp.	323,684	13,032
Southern Co. (The)	83,100	7,631
		133,008
Total common stocks (cost: $10,832,516,000)		18,579,394

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(b)(d)	450	647
Total preferred securities (cost: $466,000)		647

Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (a)	524	54
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(b)	4	—	(c)
Total rights & warrants (cost: $313,000)		54

Convertible stocks 0.14%
Information technology 0.07%
MicroStrategy, Inc., 8.00% perpetual convertible preferred shares (f)	168,200	20,354

Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,826
Total convertible stocks (cost: $29,379,000)		38,180

	Principal amount
Bonds, notes & other debt instruments 26.96%	(000)
Mortgage-backed obligations 10.51%
Federal agency mortgage-backed obligations 9.44%
Fannie Mae Pool #AE3069 4.00% 9/1/2025 (g)	USD	—	(c)	—	(c)
Fannie Mae Pool #AH0829 4.00% 1/1/2026 (g)		—	(c)	—	(c)
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (g)		24		24
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (g)		—	(c)	—	(c)
Fannie Mae Pool #890329 4.00% 4/1/2026 (g)		2		2
93	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (g)	USD	—	(c)	$—	(c)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (g)		6		6
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (g)		7		7
Fannie Mae Pool #254767 5.50% 6/1/2033 (g)		133		136
Fannie Mae Pool #555956 5.50% 12/1/2033 (g)		85		87
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (g)		238		238
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (g)		243		229
Fannie Mae Pool #929185 5.50% 1/1/2036 (g)		254		262
Fannie Mae Pool #893641 6.00% 9/1/2036 (g)		496		520
Fannie Mae Pool #893688 6.00% 10/1/2036 (g)		125		131
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (g)		4,020		3,808
Fannie Mae Pool #907239 6.00% 12/1/2036 (g)		11		11
Fannie Mae Pool #928031 6.00% 1/1/2037 (g)		41		43
Fannie Mae Pool #888292 6.00% 3/1/2037 (g)		369		387
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (g)		69		71
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (g)		124		116
Fannie Mae Pool #190379 5.50% 5/1/2037 (g)		39		40
Fannie Mae Pool #924952 6.00% 8/1/2037 (g)		586		614
Fannie Mae Pool #888637 6.00% 9/1/2037 (g)		7		7
Fannie Mae Pool #995674 6.00% 5/1/2038 (g)		228		240
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (g)		724		762
Fannie Mae Pool #995224 6.00% 9/1/2038 (g)		6		6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (g)		231		242
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (g)		141		147
Fannie Mae Pool #889983 6.00% 10/1/2038 (g)		13		14
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (g)		504		528
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (g)		69		72
Fannie Mae Pool #995391 6.00% 11/1/2038 (g)		10		11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (g)		—	(c)	—	(c)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (g)		47		49
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (g)		137		144
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (g)		167		174
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (g)		336		351
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (g)		5,520		4,763
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (g)		16,669		13,782
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (g)		2,457		2,308
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (g)		1,527		1,471
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (g)		830		800
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (g)		815		786
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (g)		4,247		3,986
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (g)		6,952		6,458
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (g)		989		921
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (g)		2,175		2,019
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (g)		80		76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (g)		290		261
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (g)		1,234		1,170
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (g)		1,226		1,128
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (g)		1,825		1,681
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (g)		375		337
Fannie Mae Pool #256975 7.00% 10/1/2047 (g)		2		2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (g)		1,259		1,153
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (g)		2,105		1,999
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (g)		8		8
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (g)		9		9
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (g)		13,393		12,303
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (g)		1,798		1,672
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (g)		1,390		1,234
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (g)		31		26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (g)		4,580		3,862
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (g)		404		336
American Funds Insurance Series	94

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (g)	USD	10,266	$8,665
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (g)		304	266
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (g)		2,329	1,848
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (g)		8,416	7,083
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (g)		1,305	1,103
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (g)		715	595
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (g)		11,550	10,313
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (g)		1,956	1,552
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (g)		1,609	1,275
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (g)		1,036	1,008
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (g)		5,151	4,110
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (g)		778	647
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (g)		79	66
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (g)		29	24
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (g)		6,030	4,780
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (g)		1,837	1,456
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (g)		3,200	2,701
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (g)		60	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (g)		4,141	3,287
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (g)		1,760	1,395
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (g)		96	80
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (g)		4,542	3,969
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (g)		559	489
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (g)		828	688
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (g)		778	646
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (g)		34,956	29,022
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (g)		9,291	7,714
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (g)		414	362
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (g)		154	123
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (g)		2,059	1,710
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (g)		5,970	4,733
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (g)		3,904	3,456
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (g)		71	62
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (g)		1,338	1,111
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (g)		661	549
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (g)		840	698
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (g)		536	445
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (g)		134	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (g)		92	77
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (g)		7,704	6,123
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (g)		5,300	4,201
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (g)		7,975	6,967
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (g)		2,437	1,937
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (g)		14,266	11,989
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (g)		6,680	5,611
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (g)		162	136
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (g)		78	66
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (g)		77	65
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (g)		77	65
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (g)		2,944	2,338
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (g)		124	103
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (g)		65	54
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (g)		10,085	8,812
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (g)		6,678	5,298
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (g)		5,115	4,063
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (g)		1,824	1,447
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (g)		991	786
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (g)		2,133	1,774
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (g)		1,947	1,617
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (g)		728	607
95	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (g)	USD	636	$528
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (g)		53,834	47,420
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (g)		2,963	2,348
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (g)		2,462	1,956
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (g)		1,826	1,449
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (g)		1,312	1,040
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (g)		1,300	1,030
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (g)		115	91
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (g)		813	678
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (g)		739	616
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (g)		642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (g)		163	136
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (g)		24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (g)		352	305
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (g)		5,929	4,714
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (g)		3,022	2,400
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (g)		909	757
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (g)		880	733
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (g)		877	731
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (g)		162	135
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (g)		138	115
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (g)		657	613
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (g)		9,713	7,721
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (g)		940	783
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (g)		869	723
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (g)		153	127
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (g)		153	127
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (g)		118	98
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (g)		2,416	1,917
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (g)		786	654
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (g)		5,830	5,436
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (g)		1,363	1,272
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (g)		5,085	4,876
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (g)		5,004	3,968
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (g)		23	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (g)		156	130
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (g)		94	78
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (g)		629	602
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (g)		1,007	995
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (g)		16,546	13,126
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (g)		15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (g)		10,696	10,257
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (g)		839	806
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (g)		450	444
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (g)		982	915
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (g)		936	873
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (g)		9,896	9,490
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (g)		2,995	2,873
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (g)		887	738
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (g)		2,361	2,369
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (g)		22	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (g)		2,695	2,582
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (g)		569	530
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (g)		982	985
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (g)		902	841
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (g)		2,515	2,533
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (g)		327	304
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (g)		2,143	2,108
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (g)		6,967	6,492
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (g)		10,714	10,537
American Funds Insurance Series	96

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (g)	USD	765	$756
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (g)		963	964
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (g)		170	171
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (g)		239	248
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (g)		285	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (g)		25,639	25,196
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (g)		613	614
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (g)		1,250	1,302
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (g)		444	461
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (g)		325	339
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (g)		11,488	9,125
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (g)		840	697
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (g)		786	653
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (g)		9,490	8,840
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (g)		13,850	13,277
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (g)		2,308	2,313
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (g)		101	101
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (g)		5,473	5,487
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (g)		20,042	20,408
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (g)		1,775	1,778
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (g)		4,871	4,960
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (g)		15,359	14,300
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (g)		14,504	13,506
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (g)		4,114	4,121
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (g)		7,362	7,497
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (g)		11,356	10,574
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (g)		273	273
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (g)		7,518	7,774
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (g)		2,197	2,283
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (g)		12,395	11,537
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (g)		1,962	1,826
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (g)		636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (g)		542	542
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (g)		3,263	3,330
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (g)		2,266	2,344
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (g)		11,351	11,359
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (g)		4,859	4,873
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (g)		896	912
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (g)		888	909
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (g)		9	9
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (g)		7,444	7,469
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (g)		1,120	1,121
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (g)		2,259	2,299
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (g)		1,021	1,045
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (g)		993	1,016
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (g)		860	877
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (g)		805	825
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (g)		1,009	1,048
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (g)		60	62
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (g)		6,048	6,053
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (g)		2,419	2,423
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (g)		1,495	1,497
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (g)		12,501	12,716
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (g)		1,411	1,436
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (g)		698	713
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (g)		504	514
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (g)		6,917	7,149
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (g)		4,621	4,812
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (g)		3,438	3,580
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (g)		1,573	1,638
97	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (g)	USD	469	$488
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (g)		270	281
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (g)		454	445
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (g)		1,403	1,408
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (g)		9,453	9,617
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (g)		2,887	2,956
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (g)		1,614	1,645
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (g)		1,361	1,387
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (g)		1,183	1,210
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (g)		1,167	1,188
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (g)		954	970
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (g)		356	364
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (g)		279	285
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (g)		275	281
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (g)		1,830	1,906
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (g)		1,337	1,392
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (g)		3,829	3,841
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (g)		2,421	2,435
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (g)		2,298	2,310
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (g)		1,169	1,170
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (g)		2,955	3,023
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (g)		6,658	6,197
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (g)		1,872	1,743
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (g)		20,081	19,697
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (g)		1,900	1,903
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (g)		502	502
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (g)		310	310
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (g)		24,032	23,574
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (g)		1,095	1,076
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (g)		1,450	1,452
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (g)		27,343	27,808
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (g)		3,069	3,120
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (g)		341	347
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (g)		841	783
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (g)		13,705	13,118
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (g)		1,956	1,921
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (g)		4,789	4,871
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (g)		2,808	2,855
Fannie Mae Pool #DC9721 6.50% 1/1/2055 (g)		17,221	17,806
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (g)		1,825	1,827
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (g)		22,612	22,994
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (g)		5,681	5,870
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (g)		14,938	14,298
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (g)		7,363	7,486
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (g)		25,308	23,550
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (g)		15,703	15,030
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (g)		6,045	6,148
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (g)		259	268
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (g)		3,888	3,813
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (g)		10,004	10,172
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (g)		1,988	1,949
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (g)		168	168
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (g)		5,401	5,043
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (g)		9,400	9,090
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (g)		3,321	2,864
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (g)		9,297	7,394
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (g)		763	645
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (g)		3,230	2,861
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (g)		3,613	3,341
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (g)		19	20
American Funds Insurance Series	98

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (g)	USD	54	$55
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (g)		26	23
Freddie Mac Pool #C91912 3.00% 2/1/2037 (g)		7,241	6,866
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (g)		183	171
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (g)		52	49
Freddie Mac Pool #G03978 5.00% 3/1/2038 (g)		327	332
Freddie Mac Pool #G04553 6.50% 9/1/2038 (g)		37	39
Freddie Mac Pool #G08347 4.50% 6/1/2039 (g)		49	49
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (g)		18,245	15,828
Freddie Mac Pool #C03518 5.00% 9/1/2040 (g)		479	486
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (g)		1,243	1,202
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (g)		901	869
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (g)		586	566
Freddie Mac Pool #760014 3.889% 8/1/2045 (g)(h)		140	139
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (g)		3,958	3,768
Freddie Mac Pool #G60344 4.00% 12/1/2045 (g)		3,780	3,607
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (g)		3,337	3,032
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (g)		191	187
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (g)		192	188
Freddie Mac Pool #760015 3.45% 1/1/2047 (g)(h)		344	335
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (g)		1,055	974
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (g)		1,837	1,740
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (g)		1,581	1,540
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (g)		755	628
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (g)		309	271
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (g)		25,275	20,177
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (g)		14,701	11,844
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (g)		1,783	1,413
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (g)		34	28
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (g)		24	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (g)		58	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (g)		26,126	21,009
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (g)		668	555
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (g)		336	296
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (g)		793	631
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (g)		8,375	7,055
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (g)		5,715	4,823
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (g)		808	671
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (g)		48	40
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (g)		5,553	4,888
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (g)		640	554
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (g)		2,955	2,453
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (g)		149	132
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (g)		3,771	2,991
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (g)		1,621	1,288
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (g)		5,655	4,750
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (g)		2,642	2,195
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (g)		1,987	1,674
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (g)		918	763
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (g)		284	250
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (g)		1,663	1,320
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (g)		1,598	1,268
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (g)		853	676
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (g)		828	658
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (g)		538	449
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (g)		822	746
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (g)		3,841	3,050
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (g)		2,909	2,311
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (g)		1,742	1,381
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (g)		1,077	854
99	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (g)	USD	854	$677
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (g)		255	202
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (g)		56	45
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (g)		838	698
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (g)		29	24
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (g)		2,950	2,343
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (g)		1,836	1,456
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (g)		1,559	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (g)		1,064	843
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (g)		772	643
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (g)		591	492
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (g)		359	298
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (g)		111	92
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (g)		76	64
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (g)		812	676
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (g)		156	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (g)		118	98
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (g)		24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (g)		29,984	26,009
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (g)		3,568	2,841
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (g)		15,027	13,020
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (g)		2,152	2,006
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (g)		29,751	25,803
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (g)		1,164	1,020
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (g)(i)		36,298	34,932
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (g)		176	169
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (g)		863	717
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (g)		100	83
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (g)		808	775
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (g)		203	195
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (g)		119	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (g)		1,051	1,035
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (g)		29	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (g)		1,160	1,112
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (g)		79	76
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (g)		2,998	2,875
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (g)		5,187	5,111
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (g)		223	186
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (g)		16,126	15,466
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (g)		927	771
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (g)		744	618
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (g)		1,846	1,720
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (g)		16,971	15,796
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (g)		1,188	1,174
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (g)		11,519	10,734
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (g)		81	77
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (g)		10,350	10,171
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (g)		3,365	3,132
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (g)		3,633	3,570
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (g)		2,741	2,747
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (g)		589	613
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (g)		511	532
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (g)		494	516
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (g)		480	502
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (g)		338	354
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (g)		258	269
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (g)		163	169
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (g)		142	151
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (g)		863	719
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (g)		9,181	8,549
American Funds Insurance Series	100

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (g)	USD	28	$28
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (g)		8,411	8,433
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (g)		693	712
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (g)		388	362
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (g)		26,525	26,569
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (g)		849	705
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (g)		102	85
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (g)		4,872	4,961
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (g)		1,962	1,826
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (g)		127,362	125,162
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (g)		23,225	23,285
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (g)		728	756
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (g)		587	608
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (g)		455	470
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (g)		295	306
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (g)		40	39
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (g)		438	438
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (g)		13,204	13,438
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (g)		302	281
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (g)		11,702	11,711
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (g)		120	125
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (g)		673	627
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (g)		1,590	1,602
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (g)		1,160	1,163
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (g)		402	410
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (g)		15,641	15,754
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (g)		7,744	7,755
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (g)		2,939	2,943
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (g)		511	524
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (g)		440	442
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (g)		1,650	1,689
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (g)		1,166	1,195
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (g)		1,774	1,837
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (g)		508	531
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (g)		1,956	1,920
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (g)		1,021	1,022
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (g)		751	752
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (g)		632	632
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (g)		6,950	7,070
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (g)		3,099	3,177
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (g)		712	725
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (g)		209	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (g)		5,999	6,201
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (g)		5,428	5,620
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (g)		2,113	2,200
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (g)		377	371
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (g)		268	263
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (g)		240	235
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (g)		6,211	6,230
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (g)		3,978	3,992
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (g)		3,559	3,566
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (g)		1,171	1,179
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (g)		652	656
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (g)		5,281	5,371
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (g)		2,900	2,976
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (g)		2,862	2,916
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (g)		1,821	1,863
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (g)		967	985
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (g)		1,766	1,839
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (g)		1,464	1,524
101	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (g)	USD	875	$907
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (g)		3,633	3,645
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (g)		3,093	3,120
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (g)		2,393	2,401
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (g)		2,384	2,385
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (g)		1,536	1,546
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (g)		1,383	1,386
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (g)		1,180	1,181
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (g)		6,273	6,392
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (g)		3,411	3,490
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (g)		3,220	3,305
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (g)		2,991	3,070
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (g)		1,833	1,867
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (g)		829	843
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (g)		7,787	8,048
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (g)		1,177	1,221
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (g)		597	622
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (g)		383	397
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (g)		265	276
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (g)		141	146
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (g)		1,589	1,590
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (g)		419	433
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (g)		2,355	2,256
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (g)		134	128
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (g)		5,821	5,710
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (g)		6,584	6,589
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (g)		5,900	5,915
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (g)		41,540	39,760
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (g)		6,398	6,282
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (g)		3,747	3,677
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (g)		936	920
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (g)		309	304
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (g)		3,278	3,280
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (g)		1,307	1,309
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (g)		293	293
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (g)		4,392	4,394
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (g)		1,917	1,949
Freddie Mac Pool #SD8486 6.50% 1/1/2055 (g)		100	103
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (g)		3,172	2,951
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (g)		3,997	3,827
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (g)		2,987	2,929
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (g)		182	182
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (g)		2,934	2,983
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (g)		1,074	1,074
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (g)		390	396
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (g)		1,785	1,845
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (g)		1,687	1,655
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (g)		5,518	5,611
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)		5,359	5,449
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (g)		4,855	5,017
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (g)		1,640	1,694
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (g)		3,572	3,504
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (g)		61	61
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (g)		1,422	1,445
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (g)		765	778
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (g)		704	716
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (g)		42	39
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (g)		2,098	2,057
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (g)		386	386
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (g)		26,271	26,711
American Funds Insurance Series	102

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series T041, Class 3A, 4.45% 7/25/2032 (g)(h)	USD	148	$136
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (g)		10,192	10,655
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (g)(h)		2,047	1,923
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (g)(h)		884	840
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (g)		4,060	3,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (g)(h)		3,930	3,686
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (g)(h)		765	690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (g)		639	574
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (g)		1,240	1,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (g)		1,628	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (g)		6,893	6,591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (g)		4,032	3,739
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (g)		1,606	1,562
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (g)		3,146	3,050
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (g)		2,455	2,374
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (g)		1,955	1,857
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (g)		411	384
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (g)		256	250
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (g)		152	148
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (g)		6,651	5,424
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (g)		66,491	54,207
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (g)		1,322	1,289
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (g)		364	355
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (g)		138	118
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (g)		19,601	16,674
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (g)		4,775	4,062
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (g)		17,975	15,920
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (g)		772	656
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (g)		13,647	12,084
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (g)		128	117
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (g)		824	703
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (g)		628	573
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (g)		9,635	9,027
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (g)		30,121	27,525
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (g)		2,178	1,852
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (g)		1,859	1,594
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (g)		2,934	2,822
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (g)		24,822	23,853
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (g)		5,140	4,787
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (g)		2,023	1,479
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (g)(j)		27,010	21,388
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (g)(j)		184,341	152,871
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (g)(j)		329	285
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (g)(j)		16,339	14,712
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (g)(j)		5,029	4,677
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (g)(j)		33	32
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (g)(j)		2,036	2,036
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (g)(j)		81,295	82,618
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (g)(j)		1,024	811
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (g)(j)		7,719	6,679
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (g)(j)		133,584	120,248
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (g)(j)		10,641	9,894
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (g)(j)		107,699	111,049
			2,613,173

Commercial mortgage-backed securities 0.84%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (g)		1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (g)		645	655

103	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (g)	USD	5,368	$5,662
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (g)(h)		857	918
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (g)		4,615	4,782
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (g)		1,380	1,441
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (g)(h)		4,062	4,265
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (g)(h)		1,914	2,001
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (g)(h)		2,753	2,882
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (g)		2,909	2,621
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (g)(h)		490	484
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (g)		3,006	3,108
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (g)(h)		1,792	1,912
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (g)		1,828	1,892
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (g)		1,000	981
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (g)		2,960	2,624
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (g)(h)		750	745
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (g)		2,112	2,186
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (g)(h)		590	614
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (g)		618	633
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (g)(h)		1,750	1,760
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (g)		1,117	1,167
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (g)(h)		6,990	7,260
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (g)(h)		1,450	1,506
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (g)		3,334	3,484
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029 (d)(g)(h)		4,665	4,681
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034 (d)(g)(h)		5,608	5,592
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(g)(h)		4,365	4,352
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036 (d)(g)(h)		7,968	7,963
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (d)(g)(h)		5,348	5,344
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (d)(g)(h)		3,970	3,970
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (d)(g)(h)		1,070	1,070
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (d)(g)(h)		965	965
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (d)(g)(h)		4,504	4,504
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (d)(g)(h)		6,334	6,333
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (d)(g)(h)		7,668	7,708
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (d)(g)(h)		11,410	11,575
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (d)(g)(h)		1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652% 7/15/2041 (d)(g)(h)		1,414	1,419
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (d)(g)(h)		5,162	5,151
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(g)(h)		3,606	3,727
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (d)(g)		3,677	3,839
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (d)(g)(h)		1,350	1,351
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (d)(g)(h)		1,105	1,106
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (d)(g)(h)		1,154	1,155
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(g)(h)		2,748	2,752
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(g)		3,795	3,338
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041 (d)(g)(h)		8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038 (d)(g)(h)		1,214	1,211
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (g)		2,489	2,246
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(g)(h)		2,059	2,063
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(g)(h)		5,246	5,393
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(g)(h)		10,151	10,475
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(g)		1,522	1,388
American Funds Insurance Series	104

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(g)	USD	578	$516
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (d)(g)(h)		100	85
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (d)(g)(h)		1,960	1,964
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(g)		13,772	13,031
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (d)(g)(h)		487	488
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (g)(h)		370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (d)(g)(h)		577	579
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (d)(g)(h)		3,964	3,964
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(g)		2,194	1,927
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038 (d)(g)(h)		4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039 (d)(g)(h)		10,709	10,674
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(g)(h)		9,322	9,268
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (g)(h)		1,620	1,532
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (g)		430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (d)(g)(h)		5,716	5,728
			231,685

Collateralized mortgage-backed obligations (privately originated) 0.23%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(g)(k)		6,136	6,161
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(g)(h)		672	607
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(g)(k)		546	550
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(g)(h)		5,671	5,552
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(g)(k)		1,575	1,558
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(g)(k)		2,751	2,757
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (g)		112	114
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(g)(k)		6,582	6,340
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (d)(g)(h)		306	308
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (d)(g)(h)		3,642	3,659
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(g)		3,645	3,510
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(g)(h)		6,890	6,980
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (g)		212	213
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(g)(k)		2,448	2,475
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(g)(k)		680	683
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(g)(k)		4,511	4,519
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(g)		2,635	2,483
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(g)		2,446	2,385
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (d)(g)(h)		4,925	4,957
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(g)(h)		675	676
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(g)		2,490	2,409
105	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(g)(k)	USD	1,910	$1,923
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (d)(g)(k)		1,943	1,943
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(g)(k)		1,217	1,230
			63,992
Total mortgage-backed obligations			2,908,850

Corporate bonds, notes & loans 7.30%
Financials 1.75%
AerCap Ireland Capital DAC 2.45% 10/29/2026		4,890	4,766
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(d)(h)(l)		5,453	5,412
AG Issuer, LLC 6.25% 3/1/2028 (d)		4,470	4,474
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (d)		1,072	1,111
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(k)		4,250	4,286
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (d)		1,940	1,906
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (d)		2,295	2,264
Ally Financial, Inc. 8.00% 11/1/2031		2,688	3,040
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (k)		4,810	4,839
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (k)		2,407	2,623
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)		5,885	6,010
American International Group, Inc. 5.125% 3/27/2033		2,937	2,988
American International Group, Inc. 5.45% 5/7/2035		530	544
AmWINS Group, Inc. 4.875% 6/30/2029 (d)		1,348	1,311
Aon North America, Inc. 5.45% 3/1/2034		600	617
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (d)		2,415	2,543
Aretec Group, Inc. 7.50% 4/1/2029 (d)		1,250	1,266
Arthur J. Gallagher & Co. 5.00% 2/15/2032		750	761
Arthur J. Gallagher & Co. 5.15% 2/15/2035		5,444	5,450
Arthur J. Gallagher & Co. 5.55% 2/15/2055		2,586	2,482
Athene Holding, Ltd. 6.625% 5/19/2055		770	794
Banco Santander, SA 5.147% 8/18/2025		1,400	1,401
Banco Santander, SA 5.565% 1/17/2030		6,400	6,647
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (k)		2,176	2,026
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (k)		485	455
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)		5,533	5,765
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)		1,000	872
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (k)		4,064	4,147
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (k)		1,182	1,212
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (k)		3,477	3,561
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (k)		326	332
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (k)		3,359	3,430
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(k)		2,220	2,285
Berkshire Hathaway, Inc. 3.125% 3/15/2026		448	445
Blackstone Private Credit Fund 6.00% 11/22/2034		2,020	1,976
Block, Inc. 3.50% 6/1/2031		2,325	2,134
Blue Owl Credit Income Corp. 4.70% 2/8/2027		1,230	1,223
Blue Owl Credit Income Corp. 6.65% 3/15/2031		800	823
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(k)		2,535	2,350
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)		1,150	1,222
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(k)		8,155	8,462
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(k)		3,015	3,071
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(k)		9,000	9,456
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(k)		4,295	4,426
Brown & Brown, Inc. 4.60% 12/23/2026		1,250	1,256
Brown & Brown, Inc. 5.25% 6/23/2032		358	365
Brown & Brown, Inc. 5.55% 6/23/2035		7,665	7,819
American Funds Insurance Series	106

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Brown & Brown, Inc. 6.25% 6/23/2055	USD	5,952	$6,141
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(k)		938	975
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(k)		4,764	4,928
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (d)(k)		5,200	5,223
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(k)		4,887	4,939
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)		2,859	2,981
Chubb INA Holdings, LLC 3.35% 5/3/2026		880	873
Chubb INA Holdings, LLC 5.00% 3/15/2034		4,623	4,712
Chubb INA Holdings, LLC 4.35% 11/3/2045		400	346
Citibank, NA 4.914% 5/29/2030		4,825	4,919
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025) (k)		8,000	8,018
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (k)		7,250	7,303
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (k)		2,242	2,288
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (k)		4,750	4,729
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (k)		2,506	2,192
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (k)		1,299	1,335
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)		1,650	1,664
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)		4,213	4,360
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (k)		3,808	4,107
CME Group, Inc. 3.75% 6/15/2028		3,069	3,050
Coinbase Global, Inc. 3.375% 10/1/2028 (d)		6,514	6,112
Coinbase Global, Inc. 3.625% 10/1/2031 (d)		5,766	5,139
Cooperatieve Rabobank UA 4.375% 8/4/2025		4,032	4,030
Corebridge Financial, Inc. 3.65% 4/5/2027		914	902
Corebridge Financial, Inc. 3.85% 4/5/2029		556	545
Corebridge Financial, Inc. 3.90% 4/5/2032		315	296
Corebridge Financial, Inc. 4.35% 4/5/2042		182	153
Corebridge Financial, Inc. 4.40% 4/5/2052		438	351
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (k)		6,650	6,461
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (k)		1,109	1,128
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)		2,250	2,364
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)		750	800
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (k)		300	281
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (d)(k)		6,945	6,971
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)		4,540	4,565
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (k)		2,198	2,129
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (k)		4,000	3,886
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (k)		1,980	1,996
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)		8,513	8,540
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (k)		1,443	1,480
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (k)		2,000	1,497
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (k)		937	833
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)		873	773
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)		15,084	15,173
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (k)		809	832
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (k)		537	577
HUB International, Ltd. 7.375% 1/31/2032 (d)		690	722
Intercontinental Exchange, Inc. 5.25% 6/15/2031		2,020	2,095
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(k)		4,122	4,787
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(k)		3,245	3,644
Jane Street Group, LLC 6.75% 5/1/2033 (d)		3,015	3,102
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (d)		3,010	3,121
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (k)		2,666	2,611
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)		1,066	1,076
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)		1,550	1,549
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (k)		3,351	3,387
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)		3,630	3,642
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (k)		4,250	4,468
107	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	USD	1,262	$1,311
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (k)		4,718	4,735
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (k)		1,081	1,100
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (k)		2,952	3,042
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (k)		1,222	1,190
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029		1,705	1,712
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031		7,000	7,112
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		2,250	2,251
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049		719	650
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051		920	579
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		2,000	1,929
Mastercard, Inc. 4.35% 1/15/2032		4,801	4,782
Mastercard, Inc. 4.85% 3/9/2033		2,258	2,302
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)		1,600	1,625
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025) (k)		2,450	2,450
Morgan Stanley 3.125% 7/27/2026		325	321
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)		463	470
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (k)		3,995	4,074
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (k)		3,097	3,186
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)		3,584	3,646
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)		1,506	1,542
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (k)		1,031	951
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)		3,500	3,423
MPT Finance Corp. 7.00% 2/15/2032	EUR	2,075	2,508
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (d)	USD	1,230	1,278
Navient Corp. 6.75% 6/15/2026		150	152
Navient Corp. 5.50% 3/15/2029		11,105	10,884
Navient Corp. 11.50% 3/15/2031		4,860	5,510
Navient Corp. 7.875% 6/15/2032		1,095	1,140
New York Life Global Funding 2.35% 7/14/2026 (d)		529	518
New York Life Global Funding 4.55% 1/28/2033 (d)		1,132	1,108
Northwestern Mutual Global Funding 1.75% 1/11/2027 (d)		2,240	2,162
Osaic Holdings, Inc. 10.75% 8/1/2027 (d)		2,420	2,427
PayPal Holdings, Inc. 2.65% 10/1/2026		593	582
PayPal Holdings, Inc. 2.30% 6/1/2030		552	502
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (d)		1,375	1,411
Planet Financial Group, LLC 10.50% 12/15/2029 (d)		540	541
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (k)		1,720	1,721
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (k)		4,180	4,310
Power Finance Corp., Ltd. 5.25% 8/10/2028		383	388
Power Finance Corp., Ltd. 6.15% 12/6/2028		350	364
Power Finance Corp., Ltd. 4.50% 6/18/2029		554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030		1,213	1,163
Prudential Financial, Inc. 4.35% 2/25/2050		1,976	1,642
Prudential Financial, Inc. 3.70% 3/13/2051		677	498
Rocket Mortgage, LLC 2.875% 10/15/2026 (d)		2,110	2,059
Rocket Mortgage, LLC 3.625% 3/1/2029 (d)		1,505	1,431
SLM Corp. 6.50% 1/31/2030		1,460	1,534
Starwood Property Trust, Inc. 4.375% 1/15/2027 (d)		3,580	3,549
Starwood Property Trust, Inc. 7.25% 4/1/2029 (d)		970	1,021
Starwood Property Trust, Inc. 6.50% 7/1/2030 (d)		525	543
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (d)(k)		1,000	999
Travelers Cos., Inc. 4.00% 5/30/2047		771	618
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (k)		2,000	2,003
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (k)		1,677	1,814
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (k)		506	514
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (h)(l)		2,190	2,221
U.S. Bancorp 2.375% 7/22/2026		3,584	3,520
American Funds Insurance Series	108

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Corporate bonds, notes & loans (continued)
Financials (continued)
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	USD	3,808	$3,882
UBS Group AG 4.125% 9/24/2025 (d)		2,750	2,746
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028) (d)(k)(m)		800	788
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(k)		3,575	3,672
UniCredit SpA 4.625% 4/12/2027 (d)		625	625
Voyager Parent, LLC 9.25% 7/1/2032 (d)		5,950	6,194
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)		7,025	7,180
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (k)		400	385
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (k)		2,070	2,099
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (k)		7,225	7,637
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (k)		3,360	3,674
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)		390	403
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (k)		2,980	2,630
Westpac Banking Corp. 2.963% 11/16/2040		1,344	996
WEX, Inc. 6.50% 3/15/2033 (d)		1,025	1,035
			485,259

Communication services 0.86%
Alphabet, Inc. 5.25% 5/15/2055		821	809
Alphabet, Inc. 5.30% 5/15/2065		1,876	1,838
AT&T, Inc. 2.25% 2/1/2032		800	689
AT&T, Inc. 3.50% 9/15/2053		5,140	3,482
CCO Holdings, LLC 4.75% 3/1/2030 (d)		1,350	1,309
CCO Holdings, LLC 4.50% 8/15/2030 (d)		5,750	5,486
CCO Holdings, LLC 4.25% 2/1/2031 (d)		9,361	8,751
CCO Holdings, LLC 4.75% 2/1/2032 (d)		3,115	2,957
CCO Holdings, LLC 4.50% 5/1/2032		7,189	6,699
CCO Holdings, LLC 4.50% 6/1/2033 (d)		2,085	1,907
CCO Holdings, LLC 4.25% 1/15/2034 (d)		1,135	1,011
Charter Communications Operating, LLC 4.908% 7/23/2025		116	116
Charter Communications Operating, LLC 4.40% 4/1/2033		1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050		4,823	3,862
Charter Communications Operating, LLC 3.70% 4/1/2051		5,493	3,662
Charter Communications Operating, LLC 3.90% 6/1/2052		8,760	6,017
Charter Communications Operating, LLC 5.25% 4/1/2053		4,965	4,221
Comcast Corp. 2.35% 1/15/2027		3,584	3,488
Comcast Corp. 4.80% 5/15/2033		2,165	2,161
Comcast Corp. 5.65% 6/1/2054		2,281	2,218
Connect Finco SARL 9.00% 9/15/2029 (d)		6,425	6,466
CSC Holdings, LLC 5.50% 4/15/2027 (d)		1,400	1,338
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (h)(l)		972	949
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (h)(l)		2,666	2,632
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)		4,713	4,701
DISH Network Corp. 11.75% 11/15/2027 (d)		10,154	10,475
EchoStar Corp. 10.75% 11/30/2029		4,409	4,545
EchoStar Corp. 6.75% PIK 11/30/2030 (n)		1,964	1,793
Embarq, LLC 7.995% 6/1/2036		8,084	3,712
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (d)		6,550	6,640
Frontier Communications Holdings, LLC 5.875% 11/1/2029		5,591	5,651
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (d)		3,196	3,240
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (d)		1,100	1,151
Gray Media, Inc. 10.50% 7/15/2029 (d)		7,305	7,853
Gray Media, Inc. 4.75% 10/15/2030 (d)		1,656	1,254
Gray Media, Inc. 5.375% 11/15/2031 (d)		4,790	3,596
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (h)(l)		1,086	1,086
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (d)		8,871	9,068
109	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Ligado Networks, LLC 17.50% PIK 11/1/2023 (d)(n)(o)	USD	7,331	$2,529
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(l)(n)		1,540	1,540
Meta Platforms, Inc. 4.75% 8/15/2034		3,584	3,602
Meta Platforms, Inc. 5.40% 8/15/2054		3,584	3,498
Nexstar Media, Inc. 5.625% 7/15/2027 (d)		1,875	1,872
Nexstar Media, Inc. 4.75% 11/1/2028 (d)		2,950	2,875
SBA Tower Trust 1.631% 11/15/2026 (d)		7,802	7,488
Sinclair Television Group, Inc. 8.125% 2/15/2033 (d)		1,375	1,390
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)		6,650	6,392
Sirius XM Radio, LLC 4.125% 7/1/2030 (d)		7,282	6,719
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)		7,547	6,713
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		2,185	2,071
T-Mobile USA, Inc. 1.50% 2/15/2026		500	490
T-Mobile USA, Inc. 2.05% 2/15/2028		325	307
T-Mobile USA, Inc. 4.95% 3/15/2028		1,918	1,951
T-Mobile USA, Inc. 4.80% 7/15/2028		4,000	4,054
T-Mobile USA, Inc. 5.125% 5/15/2032		3,623	3,696
T-Mobile USA, Inc. 5.30% 5/15/2035		4,665	4,725
Univision Communications, Inc. 6.625% 6/1/2027 (d)		6,300	6,289
Univision Communications, Inc. 8.00% 8/15/2028 (d)		300	305
Univision Communications, Inc. 4.50% 5/1/2029 (d)		6,234	5,674
Univision Communications, Inc. 7.375% 6/30/2030 (d)		1,216	1,196
Verizon Communications, Inc. 2.55% 3/21/2031		410	368
Verizon Communications, Inc. 2.355% 3/15/2032		2,944	2,539
Verizon Communications, Inc. 5.05% 5/9/2033		1,946	1,974
Verizon Communications, Inc. 5.25% 4/2/2035		6,205	6,259
Verizon Communications, Inc. 2.875% 11/20/2050		601	375
Verizon Communications, Inc. 2.987% 10/30/2056		1,537	926
Vodafone Group PLC 4.25% 9/17/2050		3,898	3,041
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		1,018	950
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		4,748	3,335
X Corp., Term Loan B3, 9.50% 10/26/2029 (l)		2,675	2,604
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (h)(l)		2,776	2,716
			238,238

Health care 0.78%
1261229 B.C., Ltd. 10.00% 4/15/2032 (d)		1,840	1,857
AbbVie, Inc. 5.20% 3/15/2035		3,056	3,123
AbbVie, Inc. 5.40% 3/15/2054		7,250	7,055
AbbVie, Inc. 5.60% 3/15/2055		2,261	2,264
AdaptHealth, LLC 6.125% 8/1/2028 (d)		645	647
AdaptHealth, LLC 4.625% 8/1/2029 (d)		1,990	1,877
AdaptHealth, LLC 5.125% 3/1/2030 (d)		1,010	961
Amgen, Inc. 5.25% 3/2/2030		1,244	1,282
Amgen, Inc. 5.25% 3/2/2033		2,990	3,063
Amgen, Inc. 5.60% 3/2/2043		1,500	1,489
Amgen, Inc. 5.65% 3/2/2053		2,750	2,687
Amgen, Inc. 4.40% 2/22/2062		1,697	1,326
Amgen, Inc. 5.75% 3/2/2063		858	835
AstraZeneca Finance, LLC 1.75% 5/28/2028		1,677	1,573
AstraZeneca Finance, LLC 4.90% 2/26/2031		1,658	1,704
AstraZeneca Finance, LLC 2.25% 5/28/2031		665	595
AstraZeneca Finance, LLC 5.00% 2/26/2034		3,181	3,244
AstraZeneca PLC 3.375% 11/16/2025		1,022	1,018
Bausch Health Cos., Inc. 4.875% 6/1/2028 (d)		1,025	865
Bausch Health Cos., Inc. 11.00% 9/30/2028 (d)		1,525	1,511
Baxter International, Inc. 1.915% 2/1/2027		4,739	4,564
Baxter International, Inc. 2.272% 12/1/2028		3,180	2,961
American Funds Insurance Series	110

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bayer US Finance, LLC 6.125% 11/21/2026 (d)	USD	5,419	$5,509
Bayer US Finance, LLC 6.25% 1/21/2029 (d)		3,092	3,248
Bristol-Myers Squibb Co. 5.10% 2/22/2031		1,800	1,865
Bristol-Myers Squibb Co. 5.20% 2/22/2034		825	845
Bristol-Myers Squibb Co. 5.65% 2/22/2064		2,550	2,478
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (d)		1,750	1,685
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (d)		285	302
CVS Health Corp. 5.00% 1/30/2029		3,831	3,890
CVS Health Corp. 5.40% 6/1/2029		4,144	4,266
CVS Health Corp. 5.55% 6/1/2031		3,039	3,158
CVS Health Corp. 5.70% 6/1/2034		4,053	4,175
DaVita, Inc. 3.75% 2/15/2031 (d)		2,865	2,608
DaVita, Inc. 6.875% 9/1/2032 (d)		810	840
DaVita, Inc. 6.75% 7/15/2033 (d)		1,600	1,653
Elevance Health, Inc. 4.90% 2/8/2026		1,417	1,417
Elevance Health, Inc. 5.20% 2/15/2035		610	617
Elevance Health, Inc. 5.125% 2/15/2053		308	275
Eli Lilly and Co. 5.10% 2/12/2035		8,075	8,280
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (d)		2,200	2,332
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (h)(l)		2,556	2,557
GE HealthCare Technologies, Inc. 4.80% 8/14/2029		1,522	1,545
Gilead Sciences, Inc. 5.25% 10/15/2033		2,642	2,734
Gilead Sciences, Inc. 5.10% 6/15/2035		500	507
Grifols SA 3.875% 10/15/2028	EUR	800	904
Grifols SA 7.50% 5/1/2030		400	494
HCA, Inc. 3.375% 3/15/2029	USD	720	692
HCA, Inc. 3.625% 3/15/2032		896	827
HCA, Inc. 4.375% 3/15/2042		1,344	1,125
HCA, Inc. 4.625% 3/15/2052		1,299	1,045
Humana, Inc. 5.375% 4/15/2031		3,194	3,268
Humana, Inc. 5.55% 5/1/2035		6,289	6,327
Humana, Inc. 5.75% 4/15/2054		1,359	1,267
Humana, Inc. 6.00% 5/1/2055		230	222
Insulet Corp. 6.50% 4/1/2033 (d)		885	923
Medline Borrower, LP 6.25% 4/1/2029 (d)		2,050	2,109
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		1,983	1,994
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)		545	533
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)		2,899	2,698
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)		5,110	4,655
Molina Healthcare, Inc. 6.25% 1/15/2033 (d)		1,900	1,935
Novant Health, Inc. 3.168% 11/1/2051		3,360	2,212
Novartis Capital Corp. 2.00% 2/14/2027		570	554
Owens & Minor, Inc. 4.50% 3/31/2029 (d)		5,360	4,809
Owens & Minor, Inc. 6.625% 4/1/2030 (d)		2,300	2,163
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		1,000	945
Radiology Partners, Inc. 8.50% 7/15/2032 (d)		2,445	2,454
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (h)(l)(n)		3,369	3,362
Roche Holdings, Inc. 4.203% 9/9/2029 (d)		3,450	3,458
Roche Holdings, Inc. 4.592% 9/9/2034 (d)		2,244	2,222
Summa Health 3.511% 11/15/2051		1,483	1,223
Takeda U.S. Financing, Inc. 5.20% 7/7/2035		8,987	8,992
Takeda U.S. Financing, Inc. 5.90% 7/7/2055		1,983	1,994
Tenet Healthcare Corp. 4.625% 6/15/2028		645	637
Tenet Healthcare Corp. 4.25% 6/1/2029		1,975	1,917
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,360	5,259
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		11,995	12,073
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		2,000	2,267
UnitedHealth Group, Inc. 4.95% 1/15/2032		5,863	5,940
UnitedHealth Group, Inc. 5.15% 7/15/2034		3,650	3,689
111	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD	4,818	$4,912
UnitedHealth Group, Inc. 5.625% 7/15/2054		2,900	2,815
UnitedHealth Group, Inc. 5.95% 6/15/2055		3,754	3,815
Viatris, Inc. 4.00% 6/22/2050		3,161	2,107
			214,124

Energy 0.70%
Antero Midstream Partners, LP 5.375% 6/15/2029 (d)		2,390	2,374
Antero Midstream Partners, LP 6.625% 2/1/2032 (d)		175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (d)		1,270	1,273
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (d)		510	519
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)		430	437
Borr IHC, Ltd. 10.00% 11/15/2028 (d)		3,087	2,822
Borr IHC, Ltd. 10.375% 11/15/2030 (d)		1,298	1,149
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		861	860
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		1,397	1,196
Chevron USA, Inc. 4.687% 4/15/2030		8,472	8,644
Chord Energy Corp. 6.75% 3/15/2033 (d)		1,325	1,354
CITGO Petroleum Corp. 8.375% 1/15/2029 (d)		2,075	2,164
Civitas Resources, Inc. 5.00% 10/15/2026 (d)		480	474
Civitas Resources, Inc. 8.375% 7/1/2028 (d)		2,780	2,850
Civitas Resources, Inc. 8.625% 11/1/2030 (d)		525	533
Civitas Resources, Inc. 8.75% 7/1/2031 (d)		735	744
CNX Midstream Partners, LP 4.75% 4/15/2030 (d)		1,055	999
CNX Resources Corp. 6.00% 1/15/2029 (d)		2,675	2,687
CNX Resources Corp. 7.375% 1/15/2031 (d)		553	577
CNX Resources Corp. 7.25% 3/1/2032 (d)		1,180	1,223
ConocoPhillips Co. 5.50% 1/15/2055		3,823	3,631
Constellation Oil Services Holding SA 9.375% 11/7/2029 (d)		2,320	2,363
Crescent Energy Finance, LLC 7.625% 4/1/2032 (d)		1,510	1,476
Crescent Energy Finance, LLC 7.375% 1/15/2033 (d)		1,210	1,158
Devon Energy Corp. 5.20% 9/15/2034		2,157	2,096
Devon Energy Corp. 5.75% 9/15/2054		7,806	7,034
Diamondback Energy, Inc. 5.55% 4/1/2035		3,000	3,034
Diamondback Energy, Inc. 5.75% 4/18/2054		5,000	4,646
Enbridge, Inc. 3.70% 7/15/2027		56	55
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (d)		395	437
Energy Transfer, LP 4.75% 1/15/2026		2,235	2,235
Eni SpA 5.75% 5/19/2035 (d)		360	368
Eni SpA 5.95% 5/15/2054 (d)		831	805
Enterprise Products Operating, LLC 5.05% 1/10/2026		3,153	3,160
Enterprise Products Operating, LLC 4.90% 5/15/2046		448	403
EOG Resources, Inc. 4.40% 7/15/2028		410	412
EOG Resources, Inc. 5.65% 12/1/2054		3,079	3,009
EQT Corp. 7.50% 6/1/2030 (d)		642	706
EQT Corp. 4.75% 1/15/2031 (d)		1,635	1,610
Equinor ASA 4.25% 11/23/2041		1,792	1,589
Expand Energy Corp. 5.875% 2/1/2029 (d)		790	794
Expand Energy Corp. 5.375% 3/15/2030		1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032		810	788
Expand Energy Corp. 4.875% 4/15/2032 (o)		7,225	29
Exxon Mobil Corp. 2.44% 8/16/2029		213	201
Exxon Mobil Corp. 3.452% 4/15/2051		555	394
Genesis Energy, LP 7.75% 2/1/2028		350	355
Genesis Energy, LP 8.25% 1/15/2029		670	701
Genesis Energy, LP 8.875% 4/15/2030		884	939
Genesis Energy, LP 7.875% 5/15/2032		1,120	1,165
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)		1,135	1,149
American Funds Insurance Series	112

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	USD	3,477	$3,588
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042		2,003	2,077
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (d)		4,257	4,263
Halliburton Co. 3.80% 11/15/2025		6	6
Harvest Midstream I, LP 7.50% 9/1/2028 (d)		420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (d)		190	201
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)		750	762
Hess Midstream Operations, LP 5.125% 6/15/2028 (d)		1,655	1,645
Hess Midstream Operations, LP 4.25% 2/15/2030 (d)		960	924
Hess Midstream Operations, LP 5.50% 10/15/2030 (d)		400	402
Hilcorp Energy I, LP 6.00% 4/15/2030 (d)		465	452
Hilcorp Energy I, LP 6.00% 2/1/2031 (d)		540	523
Hilcorp Energy I, LP 8.375% 11/1/2033 (d)		475	493
Matador Resources Co. 6.50% 4/15/2032 (d)		1,325	1,327
MPLX, LP 4.125% 3/1/2027		448	446
Nabors Industries, Inc. 9.125% 1/31/2030 (d)		1,745	1,672
New Fortress Energy, Inc. 6.50% 9/30/2026 (d)		1,375	764
NFE Financing, LLC 12.00% 11/15/2029 (d)		20,423	9,289
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (d)		300	310
Occidental Petroleum Corp. 6.60% 3/15/2046		2,268	2,237
Occidental Petroleum Corp. 6.05% 10/1/2054		6,482	5,946
Parkland Corp. 5.875% 7/15/2027 (d)		1,550	1,552
Parkland Corp. 4.625% 5/1/2030 (d)		510	489
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)		586	642
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)		1,020	1,058
Permian Resources Operating, LLC 6.25% 2/1/2033 (d)		800	808
Petroleos Mexicanos 6.875% 10/16/2025		2,517	2,516
Petroleos Mexicanos 4.50% 1/23/2026		400	395
Petroleos Mexicanos 6.875% 8/4/2026		850	851
Petroleos Mexicanos 6.50% 3/13/2027		2,500	2,484
Petroleos Mexicanos 6.84% 1/23/2030		4,260	4,118
Petroleos Mexicanos 5.95% 1/28/2031		3,280	2,968
Petroleos Mexicanos 6.70% 2/16/2032		5,793	5,387
Petroleos Mexicanos 6.50% 6/2/2041		41	31
Petroleos Mexicanos 6.375% 1/23/2045		16	11
Petroleos Mexicanos 6.75% 9/21/2047		139	101
Petroleos Mexicanos 6.35% 2/12/2048		23	16
Petroleos Mexicanos 7.69% 1/23/2050		2,548	2,006
Petroleos Mexicanos 6.95% 1/28/2060		163	117
Plains All American Pipeline, LP 3.80% 9/15/2030		101	97
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (d)		2,689	2,642
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)		4,040	3,797
Seadrill Finance, Ltd. 8.375% 8/1/2030 (d)		625	637
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (d)		1,668	1,674
Sunoco, LP 7.00% 9/15/2028 (d)		1,475	1,523
Sunoco, LP 4.50% 5/15/2029		925	899
Sunoco, LP 4.50% 4/30/2030		1,105	1,063
Sunoco, LP 6.25% 7/1/2033 (d)		530	539
Talos Production, Inc. 9.00% 2/1/2029 (d)		500	512
Talos Production, Inc. 9.375% 2/1/2031 (d)		85	87
TGS ASA 8.50% 1/15/2030 (d)		1,235	1,280
Tidewater, Inc. 9.125% 7/15/2030 (d)		445	458
TotalEnergies Capital SA 5.275% 9/10/2054		3,750	3,514
TransCanada Pipelines, Ltd. 4.25% 5/15/2028		977	974
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		536	525
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (d)		400	407
Transocean, Inc. 8.00% 2/1/2027 (d)		105	104
Transocean, Inc. 8.50% 5/15/2031 (d)		2,000	1,787
Valero Energy Corp. 4.00% 4/1/2029		3,584	3,516
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (d)		1,030	972
113	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	USD	840	$778
Venture Global LNG, Inc. 8.375% 6/1/2031 (d)		3,680	3,825
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (d)(k)		2,000	1,946
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (d)		2,215	2,373
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (d)		2,730	2,730
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (d)		2,035	2,035
Weatherford International, Ltd. 8.625% 4/30/2030 (d)		8,996	9,278
			194,729

Consumer discretionary 0.70%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(h)(l)		127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(h)(l)(n)		116	116
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		501	444
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		766	739
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		200	176
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (d)		2,115	2,044
Bath & Body Works, Inc. 6.875% 11/1/2035		350	363
Caesars Entertainment, Inc. 7.00% 2/15/2030 (d)		2,075	2,150
Carnival Corp. 4.00% 8/1/2028 (d)		2,375	2,326
Carnival Corp. 6.125% 2/15/2033 (d)		1,270	1,300
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)		6,570	6,657
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (d)		604	613
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)		1,350	1,260
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (d)		3,281	3,345
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)		8,140	8,333
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (d)		1,070	1,073
Fertitta Entertainment, LLC 4.625% 1/15/2029 (d)		3,580	3,431
Ford Motor Credit Co., LLC 6.798% 11/7/2028		2,111	2,188
Ford Motor Credit Co., LLC 5.80% 3/8/2029		3,385	3,393
Ford Motor Credit Co., LLC 5.875% 11/7/2029		6,830	6,853
Ford Motor Credit Co., LLC 7.122% 11/7/2033		1,425	1,480
Ford Motor Credit Co., LLC 6.50% 2/7/2035		4,370	4,366
General Motors Financial Co., Inc. 5.35% 1/7/2030		10,705	10,840
General Motors Financial Co., Inc. 5.45% 9/6/2034		1,894	1,858
General Motors Financial Co., Inc. 5.90% 1/7/2035		9,342	9,397
Global Auto Holdings PLC 11.50% 8/15/2029 (d)		1,300	1,273
Great Canadian Gaming Corp. 8.75% 11/15/2029 (d)		3,525	3,453
Group 1 Automotive, Inc. 6.375% 1/15/2030 (d)		1,385	1,425
Hanesbrands, Inc. 9.00% 2/15/2031 (d)		1,625	1,722
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)		1,885	1,774
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (d)		3,580	3,446
Home Depot, Inc. 1.50% 9/15/2028		3,000	2,773
Home Depot, Inc. 3.90% 12/6/2028		825	823
Home Depot, Inc. 2.95% 6/15/2029		1,174	1,124
Home Depot, Inc. 1.875% 9/15/2031		3,000	2,584
Home Depot, Inc. 4.50% 12/6/2048		428	367
Home Depot, Inc. 5.30% 6/25/2054		3,000	2,883
Hyatt Hotels Corp. 5.05% 3/30/2028		3,726	3,767
Hyatt Hotels Corp. 5.75% 3/30/2032		3,520	3,615
Hyundai Capital America 1.50% 6/15/2026 (d)		762	740
Hyundai Capital America 5.45% 6/24/2026 (d)		3,905	3,937
Hyundai Capital America 4.875% 6/23/2027 (d)		1,334	1,342
Hyundai Capital America 5.275% 6/24/2027 (d)		6,273	6,355
Hyundai Capital America 2.375% 10/15/2027 (d)		2,311	2,198
Hyundai Capital America 4.90% 6/23/2028 (d)		4,992	5,029
American Funds Insurance Series	114

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.10% 9/15/2028 (d)	USD	2,756	$2,544
Hyundai Capital America 5.30% 1/8/2030 (d)		10,081	10,301
Hyundai Capital America 5.10% 6/24/2030 (d)		4,980	5,036
Hyundai Capital America 5.40% 1/8/2031 (d)		991	1,013
International Game Technology PLC 5.25% 1/15/2029 (d)		2,445	2,425
KB Home 7.25% 7/15/2030		1,295	1,341
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (d)		440	428
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (d)		1,025	1,091
Lithia Motors, Inc. 3.875% 6/1/2029 (d)		2,900	2,768
Lithia Motors, Inc. 4.375% 1/15/2031 (d)		1,025	975
Marriott International, Inc. 4.90% 4/15/2029		1,207	1,229
Marriott International, Inc. 2.75% 10/15/2033		2,500	2,129
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (d)		528	507
McDonald’s Corp. 4.60% 9/9/2032		642	643
McDonald’s Corp. 4.95% 3/3/2035		4,392	4,391
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (d)		1,710	1,675
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (d)		1,344	1,348
Newell Brands, Inc. 8.50% 6/1/2028 (d)		715	753
Newell Brands, Inc. 6.625% 9/15/2029		1,850	1,835
Newell Brands, Inc. 6.375% 5/15/2030		535	522
Newell Brands, Inc. 6.625% 5/15/2032		385	368
Newell Brands, Inc. 6.875% 4/1/2036		1,025	984
Newell Brands, Inc. 7.00% 4/1/2046		475	407
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (d)		320	305
Nissan Motor Co., Ltd. 3.522% 9/17/2025 (d)		200	199
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (b)(d)(n)(o)		1,355	135
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (h)(l)		875	809
RHP Hotel Properties, LP 6.50% 6/15/2033 (d)		575	592
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (d)		910	916
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)		1,030	1,051
Sally Holdings, LLC 6.75% 3/1/2032		920	945
Sands China, Ltd. 2.30% 3/8/2027		1,859	1,786
Sonic Automotive, Inc. 4.625% 11/15/2029 (d)		3,645	3,539
Sonic Automotive, Inc. 4.875% 11/15/2031 (d)		2,215	2,107
Toyota Motor Credit Corp. 0.80% 1/9/2026		384	377
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,240	2,165
Travel + Leisure Co. 4.50% 12/1/2029 (d)		2,100	2,031
Universal Entertainment Corp. 9.875% 8/1/2029 (d)		600	587
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (d)		3,446	3,444
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (h)(l)		2,115	2,096
			193,299

Information technology 0.56%
Accenture Capital, Inc. 4.25% 10/4/2031		4,734	4,691
Accenture Capital, Inc. 4.50% 10/4/2034		4,453	4,335
Analog Devices, Inc. 5.05% 4/1/2034		1,281	1,314
Analog Devices, Inc. 5.30% 4/1/2054		1,762	1,700
Broadcom, Inc. 3.137% 11/15/2035 (d)		600	506
Cisco Systems, Inc. 4.95% 2/26/2031		313	322
Cisco Systems, Inc. 5.05% 2/26/2034		12	12
Cisco Systems, Inc. 5.10% 2/24/2035		9,674	9,906
Cloud Software Group, Inc. 6.50% 3/31/2029 (d)		4,125	4,166
Cloud Software Group, Inc. 9.00% 9/30/2029 (d)		3,750	3,891
Cloud Software Group, Inc. 8.25% 6/30/2032 (d)		2,975	3,169
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (h)(l)		3,816	3,823
CommScope Technologies, LLC 5.00% 3/15/2027 (d)		5,703	5,560
115	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
CommScope, LLC 8.25% 3/1/2027 (d)	USD	1,527	$1,522
CommScope, LLC 7.125% 7/1/2028 (d)		1,973	1,941
CommScope, LLC 9.50% 12/15/2031 (d)		400	419
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (h)(l)		485	492
CoreWeave, Inc. 9.25% 6/1/2030 (d)		1,525	1,560
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)		7,575	8,055
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (h)(l)		225	230
Fair Isaac Corp. 4.00% 6/15/2028 (d)		1,050	1,023
Fair Isaac Corp. 6.00% 5/15/2033 (d)		3,925	3,971
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)		2,614	2,633
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)		54	55
Gen Digital, Inc. 6.25% 4/1/2033 (d)		1,375	1,415
Hughes Satellite Systems Corp. 5.25% 8/1/2026		12,971	11,556
Hughes Satellite Systems Corp. 6.625% 8/1/2026		9,228	6,579
ION Trading Technologies SARL 9.50% 5/30/2029 (d)		560	578
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (h)(l)		1,746	1,755
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (h)(l)		900	903
Microchip Technology, Inc. 5.05% 3/15/2029		3,000	3,049
Microchip Technology, Inc. 5.05% 2/15/2030		6,361	6,455
NCR Atleos Corp. 9.50% 4/1/2029 (d)		4,144	4,542
Open Text Holdings, Inc. 4.125% 12/1/2031 (d)		400	369
Oracle Corp. 5.25% 2/3/2032		4,750	4,874
Oracle Corp. 5.50% 8/3/2035		6,232	6,373
Shift4 Payments, LLC, 6.75% 8/15/2032 (d)		2,400	2,494
Synopsys, Inc. 5.15% 4/1/2035		6,898	6,956
Synopsys, Inc. 5.70% 4/1/2055		5,521	5,493
Texas Instruments, Inc. 4.60% 2/8/2029		2,222	2,261
Texas Instruments, Inc. 4.85% 2/8/2034		1,203	1,223
UKG, Inc. 6.875% 2/1/2031 (d)		950	986
Unisys Corp. 10.625% 1/15/2031 (d)		1,228	1,266
Viasat, Inc. 5.625% 4/15/2027 (d)		6,733	6,711
Viasat, Inc. 6.50% 7/15/2028 (d)		1,900	1,797
Viasat, Inc. 7.50% 5/30/2031 (d)		6,626	5,746
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (e)(k)(n)		1,014	1,026
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (e)(k)(n)		336	340
X.Ai Corp. 12.50% 6/30/2030		2,485	2,485
Xerox Holdings Corp. 5.50% 8/15/2028 (d)		600	459
Xerox Holdings Corp. 8.875% 11/30/2029 (d)		779	589
			153,576

Industrials 0.51%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (d)		335	334
Albion Financing 1 SARL 7.00% 5/21/2030 (d)		6,000	6,138
Ambipar Lux SARL 10.875% 2/5/2033 (d)		601	569
Axon Enterprise, Inc. 6.125% 3/15/2030 (d)		5,175	5,335
Axon Enterprise, Inc. 6.25% 3/15/2033 (d)		5,835	6,023
BAE Systems PLC 5.125% 3/26/2029 (d)		3,403	3,489
BAE Systems PLC 5.25% 3/26/2031 (d)		2,663	2,754
BAE Systems PLC 5.30% 3/26/2034 (d)		2,772	2,835
BAE Systems PLC 5.50% 3/26/2054 (d)		599	592
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (d)(n)		2,125	2,208
Boeing Co. (The) 3.10% 5/1/2026		251	248
Boeing Co. (The) 3.25% 2/1/2028		2,000	1,940
Boeing Co. (The) 5.15% 5/1/2030		945	963
Boeing Co. (The) 3.625% 2/1/2031		178	168
Boeing Co. (The) 6.388% 5/1/2031		227	244
Boeing Co. (The) 3.60% 5/1/2034		2,500	2,205
Boeing Co. (The) 6.528% 5/1/2034		5,453	5,928
American Funds Insurance Series	116

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD	3,605	$3,461
Boeing Co. (The) 6.858% 5/1/2054		2,361	2,587
Boeing Co. (The) 7.008% 5/1/2064		1,301	1,430
Brink’s Co. (The) 4.625% 10/15/2027 (d)		2,385	2,372
Brink’s Co. (The) 6.50% 6/15/2029 (d)		485	500
Brink’s Co. (The) 6.75% 6/15/2032 (d)		850	886
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,385	1,337
Canadian Pacific Railway Co. 5.20% 3/30/2035		2,705	2,744
Canadian Pacific Railway Co. 3.00% 12/2/2041		209	152
Canadian Pacific Railway Co. 3.10% 12/2/2051		653	430
Chart Industries, Inc. 7.50% 1/1/2030 (d)		1,347	1,412
CSX Corp. 4.25% 3/15/2029		1,062	1,063
CSX Corp. 5.05% 6/15/2035		6,111	6,149
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (d)		1,540	1,533
Herc Holdings, Inc. 7.00% 6/15/2030 (d)		1,510	1,578
Herc Holdings, Inc. 7.25% 6/15/2033 (d)		505	529
Icahn Enterprises, LP 5.25% 5/15/2027		2,535	2,458
Icahn Enterprises, LP 4.375% 2/1/2029		2,500	2,104
L3Harris Technologies, Inc. 5.40% 7/31/2033		4,059	4,171
LATAM Airlines Group SA 7.625% 1/7/2031 (d)		4,250	4,277
Lockheed Martin Corp. 5.10% 11/15/2027		852	874
Lockheed Martin Corp. 4.45% 5/15/2028		2,604	2,635
Lockheed Martin Corp. 5.70% 11/15/2054		1,657	1,673
Norfolk Southern Corp. 4.45% 3/1/2033		1,515	1,483
Norfolk Southern Corp. 5.10% 5/1/2035		2,842	2,857
Norfolk Southern Corp. 3.05% 5/15/2050		2,746	1,808
Norfolk Southern Corp. 5.35% 8/1/2054		4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028		3,132	3,061
OneSky Flight, LLC 8.875% 12/15/2029 (d)		1,125	1,172
Otis Worldwide Corp. 2.293% 4/5/2027		1,913	1,852
Paychex, Inc. 5.60% 4/15/2035		427	442
QXO Building Products, Inc. 6.75% 4/30/2032 (d)		1,455	1,503
Reworld Holding Corp. 4.875% 12/1/2029 (d)		1,035	985
RTX Corp. 5.15% 2/27/2033		2,669	2,729
RTX Corp. 5.375% 2/27/2053		3,950	3,784
Sabre GLBL, Inc. 11.125% 7/15/2030 (d)		2,225	2,330
Siemens Funding BV 5.80% 5/28/2055 (d)		6,288	6,496
Siemens Funding BV 5.90% 5/28/2065 (d)		5,581	5,782
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(d)		400	400
TransDigm, Inc. 6.625% 3/1/2032 (d)		1,485	1,539
Triumph Group, Inc. 9.00% 3/15/2028 (d)		1,310	1,370
Union Pacific Corp. 2.40% 2/5/2030		2,163	1,996
Union Pacific Corp. 5.10% 2/20/2035		2,865	2,915
Union Pacific Corp. 2.95% 3/10/2052		1,000	639
Union Pacific Corp. 5.60% 12/1/2054		2,487	2,476
Union Pacific Corp. 3.839% 3/20/2060		546	393
Union Pacific Corp. 3.799% 4/6/2071		545	374
			140,668

Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		282	280
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		1,093	1,081
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		1,738	1,606
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,183	1,094
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		3,670	2,936
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		367	308
American Tower Corp. 1.45% 9/15/2026		2,369	2,289
American Tower Corp. 3.55% 7/15/2027		1,277	1,259
117	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Tower Corp. 3.60% 1/15/2028	USD	896	$880
American Tower Corp. 1.50% 1/31/2028		2,240	2,087
American Tower Corp. 2.30% 9/15/2031		1,344	1,167
American Tower Corp. 2.95% 1/15/2051		1,792	1,136
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (d)		3,040	2,670
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (d)		1,975	1,847
Boston Properties, LP 6.50% 1/15/2034		2,223	2,381
Boston Properties, LP 5.75% 1/15/2035		3,143	3,165
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (h)(l)		945	945
Extra Space Storage, LP 2.35% 3/15/2032		1,241	1,054
Fideicomiso Fibra Uno 7.70% 1/23/2032 (d)		1,185	1,236
Host Hotels & Resorts, LP 4.50% 2/1/2026		318	317
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)		1,705	1,693
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)		2,855	2,721
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)		3,900	3,602
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		2,152	1,833
Iron Mountain, Inc. 5.25% 7/15/2030 (d)		3,785	3,736
Iron Mountain, Inc. 4.50% 2/15/2031 (d)		2,650	2,527
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030		1,884	1,897
MPT Operating Partnership, LP 5.00% 10/15/2027		12,137	11,221
MPT Operating Partnership, LP 4.625% 8/1/2029		630	497
MPT Operating Partnership, LP 8.50% 2/15/2032 (d)		3,968	4,156
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (d)		2,280	2,210
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (d)		1,000	1,029
Prologis, LP 4.875% 6/15/2028		1,357	1,385
Prologis, LP 4.75% 6/15/2033		2,359	2,354
Prologis, LP 5.00% 3/15/2034		1,850	1,856
Prologis, LP 5.00% 1/31/2035		1,033	1,033
Public Storage Operating Co. 1.85% 5/1/2028		2,231	2,096
Public Storage Operating Co. 1.95% 11/9/2028		1,816	1,692
Public Storage Operating Co. 2.30% 5/1/2031		644	573
Scentre Group Trust 1 3.25% 10/28/2025 (d)		896	892
Scentre Group Trust 1 3.75% 3/23/2027 (d)		2,178	2,153
Service Properties Trust 5.25% 2/15/2026		510	508
Service Properties Trust 4.75% 10/1/2026		1,635	1,613
Service Properties Trust 4.95% 2/15/2027		1,540	1,521
Service Properties Trust 5.50% 12/15/2027		655	649
Service Properties Trust 3.95% 1/15/2028		1,815	1,678
Service Properties Trust 8.375% 6/15/2029		4,228	4,401
Service Properties Trust 4.95% 10/1/2029		2,715	2,372
Service Properties Trust 4.375% 2/15/2030		705	593
Service Properties Trust 8.625% 11/15/2031 (d)		6,775	7,278
Service Properties Trust 8.875% 6/15/2032		3,803	3,914
Sun Communities Operating, LP 2.30% 11/1/2028		1,653	1,548
Sun Communities Operating, LP 2.70% 7/15/2031		785	696
UDR, Inc. 2.95% 9/1/2026		681	670
			108,335

Consumer staples 0.38%
7-Eleven, Inc. 0.95% 2/10/2026 (d)		739	723
Albertsons Cos., Inc. 4.875% 2/15/2030 (d)		1,000	984
B&G Foods, Inc. 5.25% 9/15/2027		1,000	912
B&G Foods, Inc. 8.00% 9/15/2028 (d)		1,750	1,687
BAT Capital Corp. 6.343% 8/2/2030		1,191	1,284
BAT Capital Corp. 6.421% 8/2/2033		1,290	1,402
BAT Capital Corp. 5.625% 8/15/2035		6,074	6,183
BAT Capital Corp. 4.54% 8/15/2047		627	507
Campbell’s Co. (The) 4.75% 3/23/2035		952	915
American Funds Insurance Series	118

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coca-Cola Co. 1.00% 3/15/2028	USD	842	$782
Coca-Cola Co. 4.65% 8/14/2034		1,618	1,627
Constellation Brands, Inc. 3.60% 2/15/2028		625	614
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,289
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (d)		400	423
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)		3,643	3,657
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)		2,101	2,132
J. M. Smucker Co. (The) 5.90% 11/15/2028		2,385	2,507
J. M. Smucker Co. (The) 6.20% 11/15/2033		1,554	1,669
J. M. Smucker Co. (The) 6.50% 11/15/2043		229	243
J. M. Smucker Co. (The) 6.50% 11/15/2053		806	862
Kroger Co. 5.00% 9/15/2034		4,462	4,433
Kroger Co. 5.50% 9/15/2054		1,983	1,884
Mars, Inc. 4.80% 3/1/2030 (d)		3,408	3,454
Mars, Inc. 5.00% 3/1/2032 (d)		1,855	1,881
Mars, Inc. 5.20% 3/1/2035 (d)		385	390
Mars, Inc. 5.70% 5/1/2055 (d)		6,678	6,666
Mondelez International, Inc. 4.75% 8/28/2034		837	828
Mondelez International, Inc. 5.125% 5/6/2035		2,176	2,188
Philip Morris International, Inc. 5.125% 11/17/2027		3,073	3,135
Philip Morris International, Inc. 4.875% 2/15/2028		6,000	6,103
Philip Morris International, Inc. 4.625% 11/1/2029		6,764	6,830
Philip Morris International, Inc. 5.625% 11/17/2029		1,482	1,557
Philip Morris International, Inc. 5.125% 2/15/2030		4,166	4,288
Philip Morris International, Inc. 4.375% 4/30/2030		2,554	2,548
Philip Morris International, Inc. 5.125% 2/13/2031		2,275	2,344
Philip Morris International, Inc. 4.75% 11/1/2031		6,194	6,243
Philip Morris International, Inc. 4.90% 11/1/2034		6,755	6,728
Philip Morris International, Inc. 4.875% 4/30/2035		1,907	1,882
Post Holdings, Inc. 4.625% 4/15/2030 (d)		2,886	2,777
Post Holdings, Inc. 6.25% 2/15/2032 (d)		3,279	3,374
Prestige Brands, Inc. 3.75% 4/1/2031 (d)		1,115	1,028
Reynolds American, Inc. 5.85% 8/15/2045		2,030	1,960
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026		1,595	1,562
			104,485

Utilities 0.36%
AEP Transmission Co., LLC 5.375% 6/15/2035		50	51
Calpine Corp. 3.75% 3/1/2031 (d)		1,975	1,875
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (k)		1,375	1,382
Commonwealth Edison Co. 4.35% 11/15/2045		972	823
Commonwealth Edison Co. 3.85% 3/15/2052		2,330	1,762
Connecticut Light and Power Co. (The) 4.95% 8/15/2034		1,837	1,838
Consumers Energy Co. 5.05% 5/15/2035		525	529
Duke Energy Indiana, LLC 3.25% 10/1/2049		850	577
Duke Energy Progress, LLC 3.70% 10/15/2046		457	345
Duke Energy Progress, LLC 2.50% 8/15/2050		202	117
Duke Energy Progress, LLC 2.90% 8/15/2051		91	57
Edison International 4.125% 3/15/2028		1,225	1,183
Edison International 5.25% 11/15/2028		1,537	1,522
Edison International 5.45% 6/15/2029		917	907
Edison International 6.95% 11/15/2029		2,461	2,559
Edison International 6.25% 3/15/2030		3,740	3,800
Edison International 5.25% 3/15/2032		7,445	7,067
Electricite de France SA 6.25% 5/23/2033 (d)		1,075	1,152
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(k)		1,475	1,667
119	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Emera US Finance, LP 3.55% 6/15/2026	USD	287	$284
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (k)		1,000	1,018
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)		605	577
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (d)		1,000	1,032
Long Ridge Energy, LLC, 8.75% 2/15/2032 (d)		2,605	2,708
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (h)(l)		1,920	1,901
MidAmerican Energy Co. 5.85% 9/15/2054		875	902
Northern States Power Co. 2.60% 6/1/2051		735	444
Northern States Power Co. 5.65% 5/15/2055		175	175
Pacific Gas and Electric Co. 2.10% 8/1/2027		125	118
Pacific Gas and Electric Co. 5.00% 6/4/2028		450	451
Pacific Gas and Electric Co. 4.65% 8/1/2028		800	796
Pacific Gas and Electric Co. 6.40% 6/15/2033		192	201
Pacific Gas and Electric Co. 6.95% 3/15/2034		5,560	5,988
Pacific Gas and Electric Co. 5.70% 3/1/2035		13,859	13,742
Pacific Gas and Electric Co. 6.00% 8/15/2035		4,962	5,020
Pacific Gas and Electric Co. 3.30% 8/1/2040		90	64
Pacific Gas and Electric Co. 4.95% 7/1/2050		2,950	2,381
PacifiCorp 5.30% 2/15/2031		1,404	1,447
PacifiCorp 5.45% 2/15/2034		796	808
PacifiCorp 5.35% 12/1/2053		3,298	2,968
PacifiCorp 5.80% 1/15/2055		575	551
Public Service Electric and Gas Co. 3.60% 12/1/2047		548	407
Saavi Energia SARL 8.875% 2/10/2035 (d)		1,495	1,562
Southern California Edison Co. 2.85% 8/1/2029		4,450	4,120
Southern California Edison Co. 5.45% 6/1/2031		2,500	2,546
Southern California Edison Co. 5.20% 6/1/2034		2,522	2,448
Southern California Edison Co. 5.75% 4/1/2035		675	689
Southern California Edison Co. 5.35% 7/15/2035		3,000	2,925
Southern California Edison Co. 3.65% 2/1/2050		234	155
Southern California Edison Co. 6.20% 9/15/2055		4,770	4,572
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)		400	429
Trinidad Generation Unlimited 7.75% 6/16/2033 (d)		2,295	2,379
Virginia Electric & Power 2.40% 3/30/2032		2,307	2,002
Xcel Energy, Inc. 2.60% 12/1/2029		1,131	1,047
Xcel Energy, Inc. 5.50% 3/15/2034		285	290
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (d)		1,150	1,229
			99,589

Materials 0.31%
Avient Corp. 7.125% 8/1/2030 (d)		855	882
Avient Corp. 6.25% 11/1/2031 (d)		170	172
Celanese US Holdings, LLC 6.415% 7/15/2027		1,996	2,068
Celanese US Holdings, LLC 7.05% 11/15/2030		2,501	2,634
Celanese US Holdings, LLC 7.20% 11/15/2033		1,618	1,719
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		5,425	5,424
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)		3,625	3,332
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (d)		1,650	1,626
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (d)		2,275	2,203
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)		775	664
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (d)		2,000	1,931
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (d)		2,695	2,544
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)		1,480	1,453
Dow Chemical Co. (The) 5.35% 3/15/2035		2,674	2,661
Dow Chemical Co. (The) 4.80% 5/15/2049		435	358
Dow Chemical Co. (The) 3.60% 11/15/2050		1,057	716
Dow Chemical Co. (The) 5.95% 3/15/2055		4,720	4,503
American Funds Insurance Series	120

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	USD	5,370	$5,706
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (d)		950	976
FXI Holdings, Inc. 12.25% 11/15/2026 (d)		4,517	3,980
FXI Holdings, Inc. 12.25% 11/15/2026 (d)		2,181	1,931
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)		1,406	1,325
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)		1,700	1,716
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)		1,335	1,358
Linde, Inc. 1.10% 8/10/2030		2,633	2,266
LYB International Finance III, LLC 6.15% 5/15/2035		757	786
Methanex Corp. 5.125% 10/15/2027		6,305	6,288
Methanex US Operations, Inc. 6.25% 3/15/2032 (d)		330	329
Minera Mexico SA de CV, 5.625% 2/12/2032 (d)		6,734	6,856
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)		945	968
Mineral Resources, Ltd. 8.50% 5/1/2030 (d)		1,525	1,519
Mosaic Co. 4.05% 11/15/2027		941	934
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)		1,785	1,718
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)		775	838
NOVA Chemicals Corp. 7.00% 12/1/2031 (d)		1,130	1,185
Quikrete Holdings, Inc. 6.375% 3/1/2032 (d)		555	571
Quikrete Holdings, Inc. 6.75% 3/1/2033 (d)		1,050	1,084
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035		1,339	1,363
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055		3,244	3,251
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(h)(l)(n)		766	421
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(h)(l)(n)		770	423
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(h)(l)(n)		1,267	697
Veritiv Operating Co. 10.50% 11/30/2030 (d)		640	694
Warrior Met Coal, Inc. 7.875% 12/1/2028 (d)		2,212	2,259
Westlake Corp. 4.375% 11/15/2047		448	350
			86,682
Total corporate bonds, notes & loans			2,018,984

U.S. Treasury bonds & notes 6.89%
U.S. Treasury 6.71%
U.S. Treasury 4.75% 7/31/2025		50,547	50,563
U.S. Treasury 5.00% 10/31/2025		2,167	2,172
U.S. Treasury 4.875% 11/30/2025		12,250	12,278
U.S. Treasury 0.50% 2/28/2026		42,515	41,501
U.S. Treasury 4.625% 2/28/2026		1,878	1,883
U.S. Treasury 3.625% 5/15/2026		1,071	1,067
U.S. Treasury 4.625% 6/30/2026		17,210	17,312
U.S. Treasury 4.125% 2/15/2027		1,258	1,264
U.S. Treasury 2.625% 5/31/2027		96,250	94,271
U.S. Treasury 3.875% 5/31/2027		87,803	88,007
U.S. Treasury 0.50% 6/30/2027		28,098	26,368
U.S. Treasury 3.75% 6/30/2027		130,554	130,641
U.S. Treasury 4.125% 9/30/2027		90,000	90,817
U.S. Treasury 4.00% 2/29/2028		46,200	46,549
U.S. Treasury 3.625% 3/31/2028		9	9
U.S. Treasury 3.50% 4/30/2028		5,600	5,569
U.S. Treasury 3.875% 6/15/2028		17,264	17,355
U.S. Treasury 4.00% 1/31/2029		8,844	8,924
U.S. Treasury 2.875% 4/30/2029		50,000	48,478
U.S. Treasury 4.25% 6/30/2029		28,885	29,425
U.S. Treasury 4.00% 3/31/2030		83,865	84,645
U.S. Treasury 0.625% 5/15/2030		9,358	8,051
U.S. Treasury 4.00% 5/31/2030		25,757	26,005
121	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD	230,050	$230,940
U.S. Treasury 4.00% 7/31/2030		8,160	8,231
U.S. Treasury 4.875% 10/31/2030		45,491	47,751
U.S. Treasury 4.25% 6/30/2031		17,165	17,479
U.S. Treasury 2.875% 5/15/2032		50,000	46,649
U.S. Treasury 4.00% 6/30/2032		59,074	59,106
U.S. Treasury 4.125% 11/15/2032		648	652
U.S. Treasury 3.50% 2/15/2033		27,034	26,060
U.S. Treasury 3.875% 8/15/2033		114,911	113,196
U.S. Treasury 4.375% 5/15/2034		14,285	14,514
U.S. Treasury 4.25% 11/15/2034		2,075	2,082
U.S. Treasury 4.25% 5/15/2035		18,803	18,828
U.S. Treasury 1.375% 11/15/2040		51,338	32,696
U.S. Treasury 1.75% 8/15/2041		24,960	16,570
U.S. Treasury 2.00% 11/15/2041		1,058	728
U.S. Treasury 4.625% 5/15/2044		14,928	14,638
U.S. Treasury 5.00% 5/15/2045		99,575	102,275
U.S. Treasury 2.50% 2/15/2046		3,365	2,332
U.S. Treasury 3.00% 5/15/2047		8,383	6,277
U.S. Treasury 3.00% 2/15/2048		301	224
U.S. Treasury 2.25% 2/15/2052		72,025	43,985
U.S. Treasury 4.00% 11/15/2052		5,700	4,987
U.S. Treasury 3.625% 2/15/2053 (i)		121,025	98,766
U.S. Treasury 3.625% 5/15/2053		18,989	15,484
U.S. Treasury 4.25% 2/15/2054		17,191	15,688
U.S. Treasury 4.25% 8/15/2054		37,315	34,073
U.S. Treasury 4.625% 2/15/2055		49,676	48,353
			1,855,718

U.S. Treasury inflation-protected securities 0.18%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (p)		4,485	4,483
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (p)		3,767	3,755
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (p)		21,632	21,989
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (p)		22,946	21,009
			51,236
Total U.S. Treasury bonds & notes			1,906,954

Asset-backed obligations 2.05%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (d)(g)		5	5
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(g)		10,457	10,463
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(g)		2,962	2,976
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(g)		184	184
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(g)		920	921
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (d)(g)		809	811
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(g)		371	371
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(g)		1,328	1,335
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(g)		232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(g)		3,332	3,372
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(g)		1,005	1,008
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(g)		3,914	3,961
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (d)(g)		255	255
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(g)		8,500	8,479
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (d)(g)		4,100	4,083
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (d)(g)		2,715	2,706
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(g)		20,244	20,015
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(g)		138	137
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(g)		10,410	10,114

American Funds Insurance Series	122

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(g)	USD	29,013	$29,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)		4,960	5,160
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (d)(g)(h)		7,810	7,830
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(g)		116	114
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(g)		2,470	2,495
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (g)		332	332
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (g)		688	688
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (g)		531	531
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (g)		2,186	2,192
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (g)		955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (g)		1,679	1,681
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (d)(g)		892	842
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (g)		1,710	1,715
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (g)		8,604	8,698
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (g)		652	654
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(g)		4,138	3,816
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(g)		162	157
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)		4,714	4,787
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(g)		5,140	5,086
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(g)		1,707	1,580
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(g)		6,034	5,808
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (d)(g)		1,230	1,232
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(g)		2,349	2,354
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(g)		2,213	2,219
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(g)		5,309	5,359
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(g)		4,257	4,308
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(g)		968	901
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(g)		3,648	3,394
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(g)		759	707
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(g)		1,050	964
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (g)		1,569	1,574
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(g)		904	907
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(g)		1,958	1,976
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (g)		773	774
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (g)		3,457	3,494
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(g)		215	198
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(g)		679	682
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(g)		3,048	3,061
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(g)		616	615
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(g)		1,484	1,490
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(g)		2,609	2,651
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(g)		926	933
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (g)		1,744	1,744
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (g)		930	932
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (g)		4,558	4,641
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (g)		3,970	4,052
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (d)(g)		4,756	4,696
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(g)		5,998	6,184
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(g)(h)		13,442	13,716
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(g)		3,235	3,243
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(g)		417	393
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(g)		188	177
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (d)(g)		1,527	1,483
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(g)		6,501	6,200
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(g)		8,223	7,854
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(g)		2,758	2,554
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(g)		4,088	3,813
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(g)		323	300
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (d)(g)		500	500
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(g)		902	902

123	American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Asset-backed obligations (continued)
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(g)	USD	807	$809
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (g)		1,004	1,006
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(g)		8,654	9,064
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(g)		6,768	6,817
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (g)		2,126	2,137
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (d)(g)		3,759	3,754
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(g)		4,391	4,220
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(g)		4,445	4,386
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(g)		4,585	4,789
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(g)		10,307	9,917
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(g)		685	655
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(g)		429	412
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(g)		4,771	4,850
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)		1,616	1,624
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (d)(g)		1,250	1,257
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (g)		569	570
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(g)		2,519	2,525
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (g)		3,187	3,217
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (g)		2,894	2,922
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(g)		1,581	1,581
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(g)		1,422	1,429
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(g)		954	957
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(g)		504	508
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(g)(h)		3,648	3,632
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(g)		2,778	2,796
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(g)		2,788	2,511
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(g)		3,576	3,233
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(g)		4,877	4,565
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(g)		4,921	4,604
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(g)		3,087	2,905
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(g)		5,216	4,881
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(g)		23,051	21,721
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (d)(g)(h)		780	780
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029 (d)(g)(h)		627	626
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.918% 10/15/2029 (d)(g)(h)		5,378	5,383
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033 (d)(g)(h)		4,264	4,257
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)		1,069	1,073
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(g)		5,298	5,334
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (g)		2,442	2,306
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(g)		814	826
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039 (d)(g)(h)		598	599
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030 (d)(g)(h)		701	701
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027 (g)		733	733
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (g)		615	616
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (g)		5,474	5,504
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (g)		5,062	5,130
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (g)		5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(g)		3,077	3,085
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (d)(g)		249	250
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(g)		1,265	1,276
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(g)		1,598	1,599
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(g)		2,864	2,883
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(g)		504	505
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(g)		2,966	2,980
American Funds Insurance Series	124

Asset Allocation Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.156% 1/15/2053 (d)(g)(h)	USD	3,851	$3,823
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(g)		2,741	2,557
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(g)		2,485	2,404
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(g)		1,918	1,881
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(g)		922	884
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(g)		751	719
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(g)		5,253	5,234
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(g)		6,201	6,195
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(g)		1,421	1,374
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (g)		2,840	2,873
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (g)		4,155	4,223
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(g)		1,194	1,126
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(g)		552	516
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(g)		708	651
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(g)		2,047	1,911
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(g)		2,096	2,096
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (d)(g)(h)		3,229	3,225
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(g)		5,582	5,628
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (d)(g)(h)		6,503	6,362
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (g)		4,585	4,610
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (g)		1,822	1,848
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(g)		7,627	7,095
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(g)		1,368	1,250
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(g)		416	416
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(g)		649	651
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(g)		1,151	1,170
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (g)		3,846	3,854
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (g)(k)		6,704	6,705
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (g)		9,409	9,615
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(g)		8,048	8,177
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032 (d)(g)		934	959
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(g)		1,928	1,930
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(g)		6,044	6,044
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(g)		376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(g)		2,142	2,150
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(g)		2,504	2,518
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(g)		6,520	6,537
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(g)		1,973	2,001
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(g)		572	573
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (g)		7,030	7,067
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (g)		2,254	2,259
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (g)		4,623	4,649
			567,592

Bonds & notes of governments & government agencies outside the U.S. 0.13%
CPPIB Capital, Inc. 2.75% 11/2/2027 (d)		5,914	5,770
OMERS Finance Trust 3.50% 4/19/2032 (d)		3,867	3,668
OMERS Finance Trust 4.00% 4/19/2052 (d)		3,867	3,002
Panama (Republic of) 7.50% 3/1/2031		1,765	1,882
Panama (Republic of) 2.252% 9/29/2032		4,306	3,297
Peru (Republic of) 1.862% 12/1/2032		2,525	2,018
Peru (Republic of) 5.875% 8/8/2054		2,310	2,234
Peru (Republic of) 2.78% 12/1/2060		3,383	1,826
Qatar (State of) 4.00% 3/14/2029 (d)		745	740
Qatar (State of) 4.817% 3/14/2049 (d)		750	674
United Mexican States 4.75% 4/27/2032		2,305	2,195
United Mexican States 3.50% 2/12/2034		1,790	1,507
United Mexican States 6.875% 5/13/2037		2,720	2,844
125	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.625% 1/29/2038	USD	200	$203
United Mexican States 7.375% 5/13/2055		4,235	4,382
United Mexican States 3.771% 5/24/2061		1,528	906
			37,148
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		4,781	4,556
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		4,808	4,306
			8,862

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		3,140	3,158

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		4,960	4,424

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051		451	285

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		5,765	5,638
Total municipals			22,367
Total bonds, notes & other debt instruments (cost: $7,551,950,000)			7,461,895

Investment funds 2.79%	Shares
Capital Group Central Corporate Bond Fund (q)	91,567,012	772,826
Total Investment funds (cost: $797,018,000)		772,826

Short-term securities 4.79%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (q)(r)	13,235,020	1,323,502

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (r)(s)	2,117,436	2,118
Total short-term securities (cost: $1,325,460,000)		1,325,620
Total investment securities 101.82% (cost: $20,537,102,000)		28,178,616
Other assets less liabilities (1.82)%		(503,035)
Net assets 100.00%		$27,675,581
American Funds Insurance Series	126

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	6,165	10/3/2025	USD	1,282,465	$5,037
5 Year U.S. Treasury Note Futures	Long	7,067	10/3/2025		770,303	8,745
10 Year U.S. Treasury Note Futures	Long	3,299	9/30/2025		369,900	7,122
10 Year Ultra U.S. Treasury Note Futures	Short	995	9/30/2025		(113,694)	(2,796)
20 Year U.S. Treasury Bond Futures	Long	841	9/30/2025		97,109	3,355
30 Year Ultra U.S. Treasury Bond Futures	Short	624	9/30/2025		(74,334)	(2,725)
						$18,738

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Centrally cleared credit default swaps on credit indices — buy protection

							Upfront premium	Unrealized appreciation
				Notional		Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount		6/30/2025	(received)	at 6/30/2025
index	rate paid	frequency	date	(000)		(000)	(000)	(000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD	9,557	$(211)	$(189)	$(22)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030		68,375	(5,132)	(4,294)	(838)
						$(5,343)	$(4,483)	$(860)

Investments in affiliates (q)

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Investment funds 2.79%
Capital Group Central Corporate Bond Fund	$1,368,034	$28,182	$634,717	$(136,730)	$148,057	$772,826	$28,182
Short-term securities 4.78%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (r)	855,747	3,621,866	3,154,023	(32)	(56)	1,323,502	29,602
Total 7.57%				$(136,762)	$148,001	$2,096,328	$57,784
127	American Funds Insurance Series

Asset Allocation Fund (continued)

Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(b)	8/22/2014	$6,949	$13,864	0.05%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023	2,573	2,633	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023-6/13/2025	55	55	0.00	(t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (k)(n)	6/23/2023-3/24/2025	992	1,026	0.00	(t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (k)(n)	10/22/2024-3/24/2025	326	340	0.00	(t)
Total		$10,895	$17,918	0.06%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,496,397,000, which represented 5.41% of the net assets of the fund.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,918,000, which represented 0.06% of the net assets of the fund.
(f)	All or a portion of this security was on loan. The total value of all such securities was $2,306,000, which represented 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(g)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(h)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $25,924,000, which represented 0.09% of the net assets of the fund.
(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,505,000, which represented 0.15% of the net assets of the fund.
(m)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(n)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(o)	Scheduled interest and/or principal payment was not received.
(p)	Index-linked bond whose principal amount moves with a government price index.

(q)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(r)	Rate represents the seven-day yield at 6/30/2025.
(s)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(t)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CMS = Constant Maturity Swap
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance

Fncg. = Financing
GBP = British pounds
GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury

Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund

Investment portfolio June 30, 2025	unaudited

Common stocks 61.95%	Shares	Value (000)
Information technology 10.64%
Broadcom, Inc.	40,394	$11,135
Microsoft Corp.	21,644	10,766
NVIDIA Corp.	47,330	7,478
Taiwan Semiconductor Manufacturing Co., Ltd.	201,000	7,294
Accenture PLC, Class A	7,800	2,331
Apple, Inc.	9,047	1,856
Microchip Technology, Inc.	22,545	1,586
ASML Holding NV	1,857	1,482
Arista Networks, Inc. (a)	5,876	601
		44,529

Financials 10.09%
B3 SA - Brasil, Bolsa, Balcao	1,852,727	4,972
Banco Bilbao Vizcaya Argentaria SA	263,394	4,051
ING Groep NV	155,027	3,401
Chubb, Ltd.	10,959	3,175
Marsh & McLennan Cos., Inc.	14,131	3,090
Standard Chartered PLC	156,968	2,601
Munchener Ruckversicherungs-Gesellschaft AG	3,868	2,509
HDFC Bank, Ltd. (ADR)	25,481	1,954
HDFC Bank, Ltd.	23,358	545
BlackRock, Inc.	1,894	1,987
JPMorgan Chase & Co.	6,668	1,933
Zurich Insurance Group AG	2,524	1,764
Morgan Stanley	10,945	1,542
BNP Paribas SA	11,060	994
Swiss Re AG	5,574	964
Mizuho Financial Group, Inc.	34,600	959
Capital One Financial Corp.	4,389	934
NatWest Group PLC	131,775	925
AIA Group, Ltd.	74,200	665
Progressive Corp.	2,416	645
Great-West Lifeco, Inc.	16,064	611
Goldman Sachs Group, Inc.	782	553
UniCredit SpA	7,995	536
3i Group PLC	9,121	516
Hannover Rück SE	1,272	400
		42,226

Industrials 8.60%
RTX Corp.	55,837	8,153
Volvo AB, Class B	92,975	2,608
General Dynamics Corp.	8,071	2,354
Airbus SE, non-registered shares	11,225	2,344
BAE Systems PLC	86,701	2,245
Uber Technologies, Inc. (a)	20,402	1,903
Daikin Industries, Ltd.	14,400	1,702
Deutsche Post AG	36,092	1,667
IHI Corp.	14,483	1,573
Carrier Global Corp.	20,453	1,497
Safran SA	4,408	1,433
nVent Electric PLC	18,043	1,322
CSX Corp.	32,703	1,067
Melrose Industries PLC	108,484	790
Rolls-Royce Holdings PLC	59,127	785
TransDigm Group, Inc.	480	730
PACCAR, Inc.	5,817	553
United Rentals, Inc.	708	533
General Electric Co.	1,980	510
129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Caterpillar, Inc.	1,262	$490
Waste Management, Inc.	2,046	468
L3Harris Technologies, Inc.	1,800	452
AtkinsRealis Group, Inc.	6,127	430
Boeing Co. (The) (a)	1,845	387
		35,996

Health care 8.15%
Eli Lilly and Co.	6,479	5,051
Sanofi	48,529	4,699
Abbott Laboratories	29,693	4,038
Vertex Pharmaceuticals, Inc. (a)	8,449	3,761
Gilead Sciences, Inc.	33,630	3,729
Novo Nordisk AS, Class B	50,903	3,533
Medtronic PLC	19,325	1,685
Stryker Corp.	3,483	1,378
Alnylam Pharmaceuticals, Inc. (a)	4,063	1,325
Molina Healthcare, Inc. (a)	3,573	1,064
AbbVie, Inc.	5,172	960
UnitedHealth Group, Inc.	2,675	834
Novartis AG	3,976	482
Takeda Pharmaceutical Co., Ltd.	14,500	446
GE HealthCare Technologies, Inc.	5,321	394
AstraZeneca PLC	2,821	392
BioMarin Pharmaceutical, Inc. (a)	5,924	326
		34,097

Communication services 5.15%
Meta Platforms, Inc., Class A	12,920	9,536
Alphabet, Inc., Class A	16,320	2,876
Alphabet, Inc., Class C	6,975	1,237
AT&T, Inc.	117,836	3,410
Netflix, Inc. (a)	917	1,228
Deutsche Telekom AG	25,673	937
Comcast Corp., Class A	23,470	838
Omnicom Group, Inc.	8,961	645
Universal Music Group NV	13,386	433
SoftBank Group Corp.	5,500	402
		21,542

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	24,589	5,395
Ferrari NV	3,418	1,677
Ferrari NV (EUR denominated)	739	362
Las Vegas Sands Corp.	43,437	1,890
adidas AG	7,746	1,806
Starbucks Corp.	18,930	1,734
LVMH Moet Hennessy-Louis Vuitton SE	3,082	1,614
Compagnie Financiere Richemont SA, Class A	6,583	1,240
Midea Group Co., Ltd., Class A	119,450	1,204
Royal Caribbean Cruises, Ltd.	3,643	1,141
Sony Group Corp.	27,900	723
Viking Holdings, Ltd. (a)	8,985	479
Hasbro, Inc.	4,685	346
		19,611
American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 4.34%
Philip Morris International, Inc.	27,539	$5,016
Imperial Brands PLC	109,428	4,321
British American Tobacco PLC	74,366	3,535
ITC, Ltd.	568,184	2,759
Nestle SA	9,977	991
Sysco Corp.	10,532	798
Suntory Beverage & Food, Ltd.	24,000	768
		18,188

Materials 4.18%
Freeport-McMoRan, Inc.	93,947	4,073
Vale SA, ordinary nominative shares	272,884	2,644
Vale SA (ADR), ordinary nominative shares	56,123	545
Nitto Denko Corp.	145,300	2,817
Lundin Gold, Inc.	37,546	1,982
Air Products and Chemicals, Inc.	4,709	1,328
Smurfit Westrock PLC	26,077	1,125
International Paper Co.	23,245	1,089
Rio Tinto PLC	9,962	581
Franco-Nevada Corp. (CAD denominated)	3,358	551
Air Liquide SA	2,444	504
Celanese Corp.	4,784	265
		17,504

Utilities 3.13%
E.ON SE	135,349	2,491
DTE Energy Co.	15,885	2,104
Duke Energy Corp.	14,304	1,688
Constellation Energy Corp.	5,203	1,679
SembCorp Industries, Ltd.	284,900	1,535
Dominion Energy, Inc.	23,269	1,315
Pinnacle West Capital Corp.	12,840	1,149
PG&E Corp.	80,544	1,123
		13,084

Energy 2.30%
Canadian Natural Resources, Ltd. (CAD denominated)	159,193	5,003
Shell PLC (GBP denominated)	46,723	1,638
TC Energy Corp. (CAD denominated) (b)	30,769	1,502
Chevron Corp.	7,037	1,008
Cameco Corp. (CAD denominated)	6,626	492
		9,643

Real estate 0.69%
CTP NV	96,586	2,030
Embassy Office Parks REIT	187,528	851
		2,881
Total common stocks (cost: $181,462,000)		259,301

Convertible stocks 0.62%
Financials 0.33%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	18,365	1,375
131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Convertible stocks (continued)	Shares	Value (000)
Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	$1,221
Total convertible stocks (cost: $2,727,000)		2,596

	Principal amount
Bonds, notes & other debt instruments 31.20%	(000)
Bonds & notes of governments & government agencies outside the U.S. 13.98%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	550	82
Asian Development Bank 6.72% 2/8/2028	INR	18,000	212
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	115	67
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		725	443
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		700	450
Austria (Republic of) 0% 2/20/2031	EUR	500	512
Austria (Republic of) 2.90% 2/20/2034		120	142
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		270	321
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL	2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031		12,103	1,956
Brazil (Federative Republic of) 10.00% 1/1/2035		5,535	841
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)		226	38
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)		1,633	267
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)		226	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR	120	154
Canada (Government) 0.25% 3/1/2026	CAD	246	178
Canada (Government) 3.50% 3/1/2028		1,119	839
Canada (Government) 1.50% 12/1/2031		1,040	697
Chile (Republic of) 4.70% 9/1/2030	CLP	55,000	57
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	CNY	3,980	553
China (People’s Republic of), Series INBK, 2.64% 1/15/2028		4,100	590
China (People’s Republic of), Series INBK, 2.37% 1/15/2029		3,860	556
China (People’s Republic of), Series INBK, 2.62% 6/25/2030		1,970	290
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		2,870	437
China (People’s Republic of), Series INBK, 2.27% 5/25/2034		2,410	353
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		360	62
China (People’s Republic of), Series INBK, 1.92% 1/15/2055		1,520	213
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		1,060	152
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		8,580	1,240
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		2,040	309
Colombia (Republic of) 3.125% 4/15/2031	USD	200	165
Estonia (Republic of) 3.25% 1/17/2034	EUR	160	190
European Bank for Reconstruction and Development 5.25% 1/12/2027	INR	10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027		4,300	50
European Bank for Reconstruction and Development 6.75% 1/13/2032		55,400	653
European Investment Bank 0.375% 9/15/2027	EUR	110	125
European Investment Bank 6.95% 3/1/2029	INR	5,700	67
European Investment Bank 0.25% 1/20/2032	EUR	860	870
European Investment Bank 7.40% 10/23/2033	INR	19,300	237
European Investment Bank 2.875% 1/15/2035	EUR	45	53
European Union 3.375% 10/4/2039		40	47
Export-Import Bank of Thailand 5.354% 5/16/2029	USD	200	206
French Republic O.A.T. 0.75% 2/25/2028	EUR	410	466
French Republic O.A.T. 0% 11/25/2030		1,320	1,353
French Republic O.A.T. 2.00% 11/25/2032		610	675
French Republic O.A.T. 3.25% 5/25/2045		160	175
French Republic O.A.T. 3.75% 5/25/2056		295	329
Germany (Federal Republic of) 0% 8/15/2030		3,775	3,988
Germany (Federal Republic of) 0% 2/15/2032		540	546
Germany (Federal Republic of) 1.70% 8/15/2032		674	760
Germany (Federal Republic of) 2.30% 2/15/2033		300	351
Germany (Federal Republic of) 2.50% 2/15/2035		730	853
Germany (Federal Republic of) 1.00% 5/15/2038		180	171
American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR	300	$167
Germany (Federal Republic of) 0% 8/15/2052		80	42
Greece (Hellenic Republic of) 3.875% 6/15/2028		65	80
Greece (Hellenic Republic of) 1.50% 6/18/2030		90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032		530	579
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	IDR	2,030,000	136
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		2,263,000	149
Indonesia (Republic of), Series 87, 6.50% 2/15/2031		1,253,000	77
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		2,543,000	160
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		1,026,000	63
Inter-American Development Bank 7.00% 1/25/2029	INR	22,000	260
International Bank for Reconstruction and Development 6.75% 9/8/2027		15,800	186
International Bank for Reconstruction and Development 6.75% 7/13/2029		16,200	191
Ireland (Republic of) 2.60% 10/18/2034	EUR	100	115
Ireland (Republic of) 3.00% 10/18/2043		150	168
Italy (Republic of) 1.35% 4/1/2030		250	279
Italy (Republic of) 4.40% 5/1/2033		10	13
Italy (Republic of) 4.35% 11/1/2033		740	945
Italy (Republic of) 4.20% 3/1/2034		900	1,137
Italy (Republic of) 3.65% 8/1/2035		795	954
Italy (Republic of) 4.50% 10/1/2053		210	257
Italy (Republic of) 4.30% 10/1/2054		200	236
Japan, Series 150, 0.005% 12/20/2026	JPY	84,950	584
Japan, Series 346, 0.10% 3/20/2027		134,150	922
Japan, Series 352, 0.10% 9/20/2028		30,650	208
Japan, Series 358, 0.10% 3/20/2030		37,400	249
Japan, Series 363, 0.10% 6/20/2031		10,500	69
Japan, Series 373, 0.60% 12/20/2033		55,750	366
Japan, Series 152, 1.20% 3/20/2035		434,000	2,952
Japan, Series 173, 0.40% 6/20/2040		50,350	277
Japan, Series 176, 0.50% 3/20/2041		109,950	602
Japan, Series 179, 0.50% 12/20/2041		50,500	271
Japan, Series 42, 1.70% 3/20/2044		59,400	375
Japan, Series 192, 2.40% 3/20/2045		487,500	3,410
Japan, Series 37, 0.60% 6/20/2050		26,950	118
Japan, Series 74, 1.00% 3/20/2052		84,000	393
Japan, Series 76, 1.40% 9/20/2052		41,100	212
Japan, Series 77, 1.60% 12/20/2052		99,700	539
Japan, Series 84, 2.10% 9/20/2054		82,450	492
Magyar Export-Import Bank 6.00% 5/16/2029	EUR	100	127
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR	3,466	843
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039		601	148
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041		180	46
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043		653	165
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044		1,307	327
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047		93	25
Netherlands (Kingdom of the) 5.50% 1/15/2028	EUR	100	128
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD	400	263
New South Wales Treasury Corp. 4.25% 2/20/2036		670	416
Norway (Kingdom of) 1.75% 9/6/2029	NOK	735	68
Norway (Kingdom of) 3.75% 6/12/2035		2,460	243
Nova Scotia (Province of) 3.15% 12/1/2051	CAD	170	98
Panama (Republic of) 7.50% 3/1/2031	USD	200	213
Panama (Republic of) 6.40% 2/14/2035		200	195
Philippines (Republic of) 0.875% 5/17/2027	EUR	110	126
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	410	105
Portugal (Republic of) 0.475% 10/18/2030	EUR	50	53
Portugal (Republic of) 3.375% 6/15/2040		195	227
Province of Ontario 3.25% 7/3/2035		100	118
Quebec (Province of) 3.35% 7/23/2039		190	219
Romania 2.125% 3/7/2028		130	148
133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR	4,235	$162
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	348,590	258
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		1,830,410	1,493
Spain (Kingdom of) 0% 1/31/2027	EUR	335	383
Spain (Kingdom of) 0.80% 7/30/2027		490	563
Spain (Kingdom of) 0.50% 10/31/2031		165	170
Spain (Kingdom of) 3.15% 4/30/2033		317	380
Spain (Kingdom of) 3.55% 10/31/2033		370	454
Spain (Kingdom of) 3.25% 4/30/2034		120	143
Spain (Kingdom of) 3.45% 10/31/2034		240	290
Turkey (Republic of) 7.125% 7/17/2032	USD	200	200
United Kingdom 1.25% 7/22/2027	GBP	410	536
United Kingdom 0.375% 10/22/2030		210	241
United Kingdom 1.00% 1/31/2032		750	848
United Kingdom 4.25% 6/7/2032		785	1,087
United Kingdom 3.25% 1/31/2033		140	180
United Kingdom 3.25% 1/22/2044		644	686
United Kingdom 1.25% 7/31/2051		413	248
United Kingdom 4.375% 7/31/2054		205	244
United Kingdom 2.50% 7/22/2065		340	259
United Mexican States 6.875% 5/13/2037	USD	200	209
United Mexican States, Series M, 5.75% 3/5/2026	MXN	10,710	561
United Mexican States, Series M, 8.00% 11/7/2047		5,120	227
United Mexican States, Series M, 8.00% 7/31/2053		26,580	1,166
United Mexican States, Series S, 4.00% 10/29/2054 (c)		533	25
			58,518

Corporate bonds, notes & loans 6.14%
Financials 1.59%
200 Park Funding Trust 5.74% 2/15/2055 (d)	USD	100	99
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (e)	EUR	330	360
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(e)	USD	200	202
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (e)	EUR	200	254
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (e)		100	125
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (e)	USD	161	165
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028) (e)(f)	GBP	100	146
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	USD	200	212
BPCE SA 4.50% 1/13/2033	EUR	100	124
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(e)	USD	250	258
Brown & Brown, Inc. 5.55% 6/23/2035		7	7
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(e)		200	208
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (e)	EUR	200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD	10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045		20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)		70	70
Corebridge Financial, Inc. 3.90% 4/5/2032		59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)		160	155
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (e)	EUR	200	221
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (e)	GBP	100	136
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	USD	290	302
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (e)		200	200
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (e)		360	382
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (e)		290	324
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (e)	EUR	100	131
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	USD	160	161
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)		280	243
KfW 1.125% 7/4/2025	GBP	95	130
Mastercard, Inc. 2.00% 11/18/2031	USD	102	89
American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (e)	USD	294	$305
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	150		156
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	119		121
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (e)	EUR	175	191
New York Life Insurance Co. 3.75% 5/15/2050 (d)	USD	23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (e)	65		73
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (e)	25		26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280		285
Royal Bank of Canada 1.20% 4/27/2026	175		171
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)(g)	EUR	250	303
			6,676

Utilities 0.87%
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (d)	USD	200	206
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	35		34
CMS Energy Corp. 3.00% 5/15/2026	180		178
Duke Energy Corp. 3.75% 4/1/2031	EUR	100	120
Edison International 5.45% 6/15/2029	USD	55	54
Edison International 6.25% 3/15/2030	50		51
Electricite de France SA 4.25% 1/25/2032	EUR	100	123
Electricite de France SA 4.00% 5/7/2037	100		117
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (e)	200		260
Enel Finance International NV 2.125% 7/12/2028 (d)	USD	200	187
Enfragen Energia Sur SA 5.375% 12/30/2030	200		179
Engie SA 7.00% 10/30/2028	GBP	50	74
Exelon Corp. 3.40% 4/15/2026	USD	150	149
Interstate Power and Light Co. 2.30% 6/1/2030	50		45
Pacific Gas and Electric Co. 2.10% 8/1/2027	100		95
Pacific Gas and Electric Co. 3.30% 12/1/2027	252		244
Pacific Gas and Electric Co. 4.65% 8/1/2028	114		113
Pacific Gas and Electric Co. 4.55% 7/1/2030	31		30
Pacific Gas and Electric Co. 6.15% 1/15/2033	78		80
Pacific Gas and Electric Co. 4.95% 7/1/2050	120		97
Pacific Gas and Electric Co. 3.50% 8/1/2050	137		88
Public Service Company of Colorado 2.70% 1/15/2051	125		75
Southern California Edison Co. 6.20% 9/15/2055	60		57
SP Transmission PLC 2.00% 11/13/2031	GBP	100	117
Xcel Energy, Inc. 3.35% 12/1/2026	USD	316	312
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029 (d)	550		564
			3,649

Energy 0.79%
Ecopetrol SA 8.625% 1/19/2029	125		132
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	200		203
Enterprise Products Operating, LLC 4.95% 2/15/2035	25		25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	225		228
Halliburton Co. 3.80% 11/15/2025	2		2
ONEOK, Inc. 5.80% 11/1/2030	7		7
ONEOK, Inc. 6.05% 9/1/2033	53		56
Petroleos Mexicanos 6.875% 10/16/2025	63		63
Petroleos Mexicanos 6.875% 8/4/2026	211		211
Petroleos Mexicanos 6.49% 1/23/2027	1,238		1,232
Petroleos Mexicanos 6.84% 1/23/2030	460		445
Qatar Energy 3.125% 7/12/2041 (d)	320		237
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	200		200
135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	USD	200	$188
Targa Resources Corp. 5.50% 2/15/2035	2		2
TotalEnergies Capital SA 5.488% 4/5/2054	85		82
			3,313

Communication services 0.54%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN	9,100	500
America Movil, SAB de CV, 9.50% 1/27/2031	2,000		107
AT&T, Inc. 2.75% 6/1/2031	USD	165	150
AT&T, Inc. 5.20% 11/18/2033	GBP	100	137
AT&T, Inc. 2.55% 12/1/2033	USD	64	54
Comcast Corp. 0% 9/14/2026	EUR	100	115
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD	45	56
Orange 9.00% 3/1/2031 (e)	65		79
Orange 3.625% 11/16/2031	EUR	100	122
Orange 5.625% 1/23/2034	GBP	90	128
T-Mobile USA, Inc. 2.05% 2/15/2028	USD	200	189
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR	100	117
T-Mobile USA, Inc. 3.70% 5/8/2032	100		120
T-Mobile USA, Inc. 5.15% 4/15/2034	USD	115	116
Verizon Communications, Inc. 0.375% 3/22/2029	EUR	140	151
Verizon Communications, Inc. 0.75% 3/22/2032	100		101
			2,242

Consumer staples 0.50%
Altria Group, Inc. 2.20% 6/15/2027	270		318
BAT Capital Corp. 3.215% 9/6/2026	USD	62	61
BAT Capital Corp. 4.70% 4/2/2027	67		67
BAT Capital Corp. 3.557% 8/15/2027	105		104
BAT Capital Corp. 3.462% 9/6/2029	75		72
BAT Capital Corp. 5.625% 8/15/2035	243		248
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (e)	EUR	640	751
Campbell’s Co. (The) 4.75% 3/23/2035	USD	47	45
Coca-Cola Co. 4.65% 8/14/2034	61		61
Coca-Cola Co. 3.75% 8/15/2053	EUR	125	138
Mars, Inc. 5.20% 3/1/2035 (d)	USD	105	106
Philip Morris International, Inc. 5.75% 11/17/2032	110		116
			2,087

Health care 0.47%
AbbVie, Inc. 5.05% 3/15/2034	25		25
AbbVie, Inc. 5.35% 3/15/2044	25		25
AbbVie, Inc. 5.40% 3/15/2054	25		24
AbbVie, Inc. 5.50% 3/15/2064	25		24
Amgen, Inc. 2.20% 2/21/2027	30		29
Amgen, Inc. 4.20% 3/1/2033	280		269
Amgen, Inc. 5.65% 3/2/2053	422		412
Becton, Dickinson and Co. 3.70% 6/6/2027	43		42
Becton, Dickinson and Co. 4.298% 8/22/2032	150		146
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60		59
Bristol-Myers Squibb Co. 5.65% 2/22/2064	85		83
CVS Health Corp. 5.40% 6/1/2029	242		249
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33		33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107		107
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21		20
American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR	100	$118
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD	258	255
UnitedHealth Group, Inc. 5.625% 7/15/2054	65		63
			1,983

Industrials 0.43%
Boeing Co. (The) 6.528% 5/1/2034	604		657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42		31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129		85
Carrier Global Corp. 2.493% 2/15/2027	7		7
CSX Corp. 3.80% 4/15/2050	6		4
CSX Corp. 2.50% 5/15/2051	75		43
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200		192
Honeywell International, Inc. 3.75% 3/1/2036	EUR	100	117
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	USD	79	81
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	200		197
RTX Corp. 4.125% 11/16/2028	100		100
RTX Corp. 6.10% 3/15/2034	55		59
RTX Corp. 4.50% 6/1/2042	70		62
Veralto Corp. 4.15% 9/19/2031	EUR	100	123
Veralto Corp. 5.45% 9/18/2033	USD	60	62
			1,820

Consumer discretionary 0.37%
BMW International Investment BV 4.75% 9/4/2030	GBP	100	139
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (d)	USD	150	148
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	150		150
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR	200	236
General Motors Financial Co., Inc. 4.90% 10/6/2029	USD	135	135
Hyundai Capital America 1.50% 6/15/2026 (d)	250		243
Hyundai Capital America 2.375% 10/15/2027 (d)	109		104
Hyundai Capital America 5.10% 6/24/2030 (d)	72		73
McDonald’s Corp. 1.60% 3/15/2031 (g)	EUR	100	109
Sands China, Ltd. 4.375% 6/18/2030	USD	200	191
			1,528

Materials 0.26%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	150		153
Braskem Netherlands Finance BV 8.50% 1/12/2031	400		350
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	250		266
Vale Overseas, Ltd. 3.75% 7/8/2030	94		89
Verallia SAS 3.875% 11/4/2032	EUR	200	235
			1,093

Information technology 0.18%
Amphenol Corp. 3.125% 6/16/2032	100		117
Broadcom, Inc. 4.00% 4/15/2029 (d)	USD	21	21
Broadcom, Inc. 4.15% 11/15/2030	70		69
Broadcom, Inc. 3.469% 4/15/2034 (d)	123		110
Broadcom, Inc. 3.137% 11/15/2035 (d)	15		12
Oracle Corp. 2.65% 7/15/2026	216		212
SK hynix, Inc. 1.50% 1/19/2026	200		197
			738
137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 0.14%
American Tower Corp. 0.875% 5/21/2029	EUR	130	$142
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	110		128
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD	100	102
Equinix, Inc. 2.15% 7/15/2030	176		157
Essex Portfolio, LP 3.375% 4/15/2026	40		40
			569
Total corporate bonds, notes & loans			25,698

Mortgage-backed obligations 5.66%
Federal agency mortgage-backed obligations 4.35%
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	159		126
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	33		32
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	262		264
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	70		71
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	1,301		1,280
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	339		340
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	441		450
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	29		31
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	21		21
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	15		15
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	2,813		2,862
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	92		93
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	74		76
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	496		497
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	186		187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	139		139
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	106		108
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	72		73
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	52		53
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (h)	7		7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	87		87
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	87		89
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	72		74
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (h)	66		68
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	35		36
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	29		30
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	349		350
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	3		3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	1,169		1,189
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	92		94
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (h)	524		514
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	11		11
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	283		271
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	13		13
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	334		334
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	118		120
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	63		61
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	40		40
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	38		39
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	67		64
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	43		43
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	101		99
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	14		14
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	52		51
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)	28		28
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)	3		3
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	333		264
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	99		95
American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	USD	55	$53
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)		128	126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)		10	10
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)		763	764
Freddie Mac Pool #QI0213 6.50% 2/1/2054 (h)		8	8
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)		420	420
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (h)		10	10
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (h)		27	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)		43	43
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)		83	85
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)		36	36
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)		109	112
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)		73	75
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)		56	57
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)		51	52
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)		44	44
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)		23	23
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)		47	48
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)		12	12
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)		126	126
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)		6	6
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)		162	165
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)		85	87
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)		83	85
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)		76	78
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)		45	46
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)		35	35
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)		74	71
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)		69	69
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)		511	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)		64	64
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)		1	1
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)		22	22
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)		1,045	1,045
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)		44	43
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)		43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)		92	91
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)		12	12
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)		1,412	1,384
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)		65	65
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (h)(i)		403	386
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (h)(i)		891	874
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (h)(i)		88	91
			18,203

Collateralized mortgage-backed obligations (privately originated) 0.56%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(h)(j)		82	81
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(h)(j)		143	146
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(h)(j)		72	72
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(h)(j)		49	49
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(h)(j)		55	56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (d)(h)(j)		63	63
139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(h)(j)	USD	121	$122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(h)(j)		21	21
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(h)(j)		54	54
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(h)(j)		32	32
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(h)		228	230
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(h)		110	111
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(h)(j)		87	81
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (d)(e)(h)		85	85
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(h)		166	168
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(h)		208	210
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(h)		215	216
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(h)(j)		100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(h)		236	239
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(e)(h)		118	120
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(h)(j)		93	93
			2,349

Commercial mortgage-backed securities 0.51%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)		55	57
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(h)(j)		146	145
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)		140	144
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(h)(j)		100	105
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(h)(j)		135	140
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(h)(j)		24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(h)(j)		100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(h)(j)		157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(h)(j)		100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(h)(j)		131	135
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(h)(j)		295	294
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(h)(j)		143	143
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(h)(j)		51	52
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(h)(j)		555	552
			2,153

Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK	415	60
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)		1,093	156
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)		5,082	659
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)		447	52
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)		540	67
Realkredit Danmark AS 1.00% 10/1/2053 (h)		179	22
			1,016
Total mortgage-backed obligations			23,721
American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
U.S. Treasury bonds & notes 4.78%
U.S. Treasury 4.47%
U.S. Treasury 3.00% 7/15/2025	USD	985	$984
U.S. Treasury 4.50% 4/15/2027		1,223	1,238
U.S. Treasury 4.00% 6/30/2028		4,484	4,522
U.S. Treasury 4.625% 9/30/2028		1,875	1,927
U.S. Treasury 4.125% 3/31/2029		865	877
U.S. Treasury 3.50% 9/30/2029		755	747
U.S. Treasury 4.00% 2/28/2030		1,130	1,141
U.S. Treasury 0.625% 5/15/2030		1,150	989
U.S. Treasury 4.00% 5/31/2030		1,090	1,101
U.S. Treasury 1.375% 11/15/2031 (k)		771	660
U.S. Treasury 2.875% 5/15/2032		306	286
U.S. Treasury 4.625% 2/15/2035 (k)		1,340	1,383
U.S. Treasury 4.25% 5/15/2035		6	6
U.S. Treasury 1.875% 2/15/2041 (k)		285	196
U.S. Treasury 2.25% 5/15/2041 (k)		986	717
U.S. Treasury 2.875% 11/15/2046		330	243
U.S. Treasury 1.25% 5/15/2050		440	211
U.S. Treasury 1.375% 8/15/2050		400	197
U.S. Treasury 2.375% 5/15/2051 (k)		510	324
U.S. Treasury 2.00% 8/15/2051 (k)		560	323
U.S. Treasury 4.00% 11/15/2052		270	236
U.S. Treasury 3.625% 2/15/2053		149	122
U.S. Treasury 4.25% 8/15/2054		320	292
			18,722

U.S. Treasury inflation-protected securities 0.31%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)		372	367
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)		687	713
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (c)		268	194
			1,274
Total U.S. Treasury bonds & notes			19,996

Asset-backed obligations 0.58%
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(h)		7	7
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)		125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)		148	154
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)		97	99
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)		91	92
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)		100	101
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)		43	43
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(h)(j)		233	231
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)		113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)		100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(h)		100	100
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)		100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)		208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(h)		100	102
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)		86	86
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(h)		231	236
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)		13	13
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(h)(j)		70	71
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(h)(j)		230	230
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)		219	219
			2,436
141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	USD	100	$72

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	55
Total municipals			127

Federal agency bonds & notes 0.03%
Korea Development Bank 6.75% 7/1/2030	INR	10,000	116
Total bonds, notes & other debt instruments (cost: $131,387,000)			130,612

Investment funds 0.99%	Shares
Capital Group Central Corporate Bond Fund (l)	488,295	4,121
Total Investment funds (cost: $3,868,000)		4,121

Short-term securities 5.53%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (l)(m)	215,820	21,582

Money market investments purchased with collateral from securities on loan 0.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)	1,390,770	1,391

	Weighted average yield	Principal amount
	at acquisition	(000)
Bills & notes of governments & government agencies outside the U.S. 0.04%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP	10,000	191
Total short-term securities (cost: $23,161,000)				23,164
Total investment securities 100.29% (cost: $342,605,000)				419,794
Other assets less liabilities (0.29)%				(1,205)
Net assets 100.00%				$418,589
American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)

Options purchased (futures style)

Options on futures

					Notional		Value and unrealized appreciation (depreciation) at
	Number of	Expiration	Exercise		amount		6/30/2025
Description	contracts	date	price		(000)		(000)
Put
10 Year Euro-Bund Futures Options	95	7/25/2025	EUR	129.00	EUR	9,500	$7

Options written (futures style)

Options on futures

							Value and unrealized appreciation
					Notional		(depreciation) at
	Number of	Expiration	Exercise		amount		6/30/2025
Description	contracts	date	price		(000)		(000)
Put
10 Year Euro-Bund Futures Options	(95)	7/25/2025	EUR	128.00	EUR	(9,500)	$(5)

Futures contracts

						Value and unrealized appreciation
				Notional		(depreciation)
		Number of	Expiration	amount		at 6/30/2025
Contracts	Type	contracts	date	(000)		(000)
2 Year Italy Government Bond Futures	Long	6	9/10/2025	USD	763	$— (o)
2 Year Euro-Schatz Futures	Long	5	9/10/2025		632	— (o)
2 Year Canadian Government Bond Futures	Long	16	9/29/2025		1,242	— (o)
2 Year U.S. Treasury Note Futures	Short	7	10/3/2025		(1,456)	— (o)
5 Year Euro-Bobl Futures	Long	60	9/10/2025		8,317	(20)
5 Year Canadian Government Bond Futures	Long	19	9/29/2025		1,592	5
5 Year U.S. Treasury Note Futures	Long	86	10/3/2025		9,374	96
10 Year French Government Bond Futures	Long	5	9/10/2025		729	(3)
10 Year Italy Government Bond Futures	Short	8	9/10/2025		(1,140)	(3)
10 Year Euro-Bund Futures	Short	47	9/10/2025		(7,206)	42
10 Year Australian Treasury Bond Futures	Short	7	9/15/2025		(528)	(6)
10 Year Japanese Government Bond Futures	Short	8	9/22/2025		(7,723)	(25)
10 Year Canadian Government Bond Futures	Long	15	9/29/2025		1,344	6
10 Year U.S. Treasury Note Futures	Long	23	9/30/2025		2,579	52
10 Year UK Gilt Futures	Long	12	9/30/2025		1,532	14
10 Year Ultra U.S. Treasury Note Futures	Long	10	9/30/2025		1,143	24
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025		1,732	64
30 Year Euro-Buxl Futures	Short	11	9/10/2025		(1,539)	16
30 Year Ultra U.S. Treasury Bond Futures	Long	6	9/30/2025		715	19
						$281
143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2025 (000)
GBP	275	USD	371	Morgan Stanley	7/1/2025	$7
GBP	110	USD	148	UBS AG	7/1/2025	3
USD	240	GBP	175	Morgan Stanley	7/1/2025	— (o)
USD	284	GBP	210	Morgan Stanley	7/1/2025	(5)
JPY	86,895	USD	599	Goldman Sachs	7/7/2025	5
JPY	16,970	USD	118	Barclays Bank PLC	7/7/2025	— (o)
EUR	2,380	USD	2,713	Goldman Sachs	7/8/2025	92
USD	91	EUR	80	BNP Paribas	7/8/2025	(3)
USD	138	EUR	120	UBS AG	7/8/2025	(3)
USD	232	EUR	200	UBS AG	7/8/2025	(4)
USD	907	EUR	820	BNP Paribas	7/8/2025	(60)
USD	187	MYR	790	BNP Paribas	7/9/2025	(1)
EUR	980	USD	1,127	HSBC Bank	7/10/2025	28
USD	122	EUR	107	HSBC Bank	7/10/2025	(4)
USD	912	EUR	790	JPMorgan Chase	7/10/2025	(20)
EUR	430	USD	493	Standard Chartered Bank	7/14/2025	14
CNH	22,979	USD	3,206	Citibank	7/14/2025	8
CHF	130	USD	159	UBS AG	7/14/2025	5
USD	49	AUD	75	Standard Chartered Bank	7/14/2025	— (o)
USD	21	CLP	19,505	Morgan Stanley	7/14/2025	— (o)
USD	18	BRL	105	Citibank	7/14/2025	(1)
USD	202	CNH	1,450	Goldman Sachs	7/14/2025	(1)
USD	785	INR	67,415	Standard Chartered Bank	7/14/2025	(1)
USD	70	RON	310	Citibank	7/14/2025	(2)
USD	86	ILS	300	HSBC Bank	7/14/2025	(3)
USD	591	IDR	9,648,911	HSBC Bank	7/14/2025	(4)
USD	1,438	AUD	2,195	Citibank	7/14/2025	(7)
EUR	1,615	USD	1,847	BNP Paribas	7/15/2025	58
USD	278	MXN	5,330	Citibank	7/15/2025	(5)
EUR	780	USD	905	Bank of America	7/16/2025	15
EUR	423	GBP	360	BNP Paribas	7/16/2025	5
CNH	4,590	USD	641	Citibank	7/16/2025	1
EUR	12	USD	14	Bank of America	7/16/2025	— (o)
NZD	47	USD	29	UBS AG	7/16/2025	— (o)
USD	227	JPY	32,750	Citibank	7/16/2025	(1)
USD	9,685	CNH	69,313	HSBC Bank	7/16/2025	(11)
USD	10,308	JPY	1,480,084	JPMorgan Chase	7/17/2025	9
USD	1,950	CAD	2,660	Bank of New York Mellon	7/17/2025	(5)
USD	71	COP	300,000	Morgan Stanley	7/18/2025	(2)
USD	1,728	KRW	2,363,730	Citibank	7/18/2025	(21)
USD	1,570	BRL	8,781	Citibank	7/18/2025	(39)
USD	5,670	GBP	4,190	UBS AG	7/18/2025	(82)
MYR	2,435	USD	573	Standard Chartered Bank	7/21/2025	5
MYR	915	USD	216	JPMorgan Chase	7/21/2025	2
USD	92	SEK	870	Morgan Stanley	7/21/2025	— (o)
USD	64	MYR	281	HSBC Bank	7/21/2025	(2)
USD	107	PLN	390	Citibank	7/21/2025	(2)
USD	95	MYR	418	BNP Paribas	7/21/2025	(4)
USD	165	MYR	727	Standard Chartered Bank	7/21/2025	(7)
USD	234	MYR	1,031	Standard Chartered Bank	7/21/2025	(10)
USD	249	MYR	1,091	Standard Chartered Bank	7/21/2025	(10)
USD	281	MYR	1,234	Standard Chartered Bank	7/21/2025	(12)
USD	388	MYR	1,698	HSBC Bank	7/21/2025	(15)
USD	326	JPY	47,140	Bank of America	7/22/2025	(2)
JPY	68,730	USD	486	Standard Chartered Bank	7/22/2025	(8)
EUR	110	USD	126	Goldman Sachs	7/24/2025	3

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2025 (000)
USD	345	EUR	300	HSBC Bank	7/24/2025	$(9)
GBP	457	EUR	530	BNP Paribas	7/25/2025	1
EUR	115	USD	136	UBS AG	7/25/2025	— (o)
USD	583	EUR	510	UBS AG	7/25/2025	(19)
EUR	396	DKK	2,950	Bank of America	7/28/2025	— (o)
USD	367	NOK	3,711	Bank of America	7/28/2025	(1)
USD	411	INR	35,415	BNP Paribas	7/28/2025	(2)
USD	569	MXN	10,835	Morgan Stanley	7/28/2025	(7)
USD	549	CHF	440	Barclays Bank PLC	7/28/2025	(8)
USD	59	CZK	1,240	Citibank	8/6/2025	— (o)
USD	126	SGD	160	Bank of America	8/6/2025	— (o)
USD	378	EUR	325	UBS AG	8/6/2025	(5)
EUR	188	CAD	300	Citibank	8/7/2025	1
USD	29,349	EUR	25,010	Morgan Stanley	8/8/2025	(193)
GBP	175	USD	240	Morgan Stanley	8/11/2025	— (o)
EUR	505	USD	580	HSBC Bank	9/12/2025	18
						$(321)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at		Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2025 (000)		(received) (000)	at 6/30/2025 (000)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD	865	$(2)		$—	$(2)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	70	1		—	1
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD	2,970	2		—	2
3.5175%	Annual	SOFR	Annual	8/15/2027	USD	2,500	3		—	3
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP	267	14		—	14
3.968%	Annual	SONIA	Annual	2/16/2029	GBP	1,495	24		—	24
SOFR	Annual	3.29015%	Annual	1/13/2030	USD	2,870	15		—	15
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK	3,700	3		—	3
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR	310	—	(o)	—	—	(o)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR	310	—	(o)	—	—	(o)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR	310	—	(o)	—	—	(o)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR	280	1		—	1
3.947%	Annual	SONIA	Annual	3/20/2030	GBP	410	7		—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	1,500	3		—	3
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	960	2		—	2
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	970	1		—	1
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK	3,540	6		—	6
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP	62	(3)		—	(3)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP	375	44		—	44
							$121		$—	$121
145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		6/30/2025 (000)	(received) (000)	at 6/30/2025 (000)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL	2,940	$(20)	$—	$(20)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	6,010	36	—	36
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	1,660	11	—	11
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	1,210	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	740	5	—	5
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	3,810	(42)	—	(42)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	9,330	(222)	—	(222)
								$(224)	$—	$(224)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference	Financing	Payment	Expiration	amount		6/30/2025	(received)	at 6/30/2025
index	rate paid	frequency	date	(000)		(000)	(000)	(000)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR	2,260	$(57)	$(25)	$(32)

Centrally cleared credit default swaps on credit indices — sell protection

							Upfront premium	Unrealized appreciation
				Notional		Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount (p)		6/30/2025 (q)	(received)	at 6/30/2025
index	rate received	frequency	date	(000)		(000)	(000)	(000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR	1,130	$124	$119	$5
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD	3,073	68	65	3
						$192	$184	$8
American Funds Insurance Series	146

American Funds Global Balanced Fund (continued)

Investments in affiliates (l)

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Investment funds 0.98%
Capital Group Central Corporate Bond Fund	$3,953	$96	$—	$—	$72	$4,121	$96
Short-term securities 5.16%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (m)	22,187	58,601	59,201	(3)	(2)	21,582	541
Total 6.14%				$(3)	$70	$25,703	$637

Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)	12/4/2024	$273	$303	0.07%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	103	109	0.03
Total		$376	$412	0.10%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. The total value of all such securities was $1,472,000, which represented 0.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,223,000, which represented 2.68% of the net assets of the fund.
(e)	Step bond; coupon rate may change at a later date.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $412,000, which represented 0.10% of the net assets of the fund.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,261,000, which represented 0.54% of the net assets of the fund.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	Amount less than one thousand.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
147	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	148

The Bond Fund of America®

Investment portfolio June 30, 2025	unaudited

Bonds, notes & other debt instruments 95.24%	Principal amount (000)		Value (000)
Mortgage-backed obligations 34.58%
Federal agency mortgage-backed obligations 27.75%
Fannie Mae Pool #256133 4.50% 1/1/2026 (a)	USD	1	$1
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)		25	25
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)		26	25
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)		12	11
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)		2,084	1,968
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)		99	92
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)		30	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)		1,768	1,652
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)		739	690
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)		326	342
Fannie Mae Pool #924866 6.14% 10/1/2037 (a)(b)		128	129
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)		161	165
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)		642	660
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)		140	142
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)		703	707
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)		681	690
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)		107,480	92,775
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)		659	667
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)		346	350
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)		310	315
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)		175	177
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)		39	36
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)		1,616	1,501
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)		694	644
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)		738	699
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)		119	113
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)		4,331	4,117
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)		294	274
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)		718	682
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)		33	31
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)		3,882	3,556
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)		1,806	1,712
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)		68	65
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)		2,106	2,050
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)		1,098	1,005
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)		14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)		5,389	4,782
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)		4,077	3,720
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)		17,796	16,865
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)		16,585	15,335
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)		10	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)		419	390
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)		1,136	1,011
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)		757	675
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)		2,186	2,014
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)		17,711	16,743
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)		12,601	11,515
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)		3,335	3,040
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)		5,246	4,780
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)		25,007	22,957
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)		11	9
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)		4,987	4,205
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)		532	443
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)		15,444	13,669
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)		5,242	4,672
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)		1,684	1,466
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)		4,698	3,912
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)		965	802
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)		610	507
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)		956	832

149	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	USD	1,627	$1,298
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)		1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)		17,165	14,257
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)		2,635	2,226
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)		896	757
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)		423	351
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)		306	268
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)		902	749
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)		255	215
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)		191	159
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)		179	149
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)		1,485	1,292
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)		1,809	1,434
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)		6,060	5,121
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)		1,123	933
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)		659	548
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)		25	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)		15,025	13,416
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)		1,045	834
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)		1,022	889
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)		6,554	5,230
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)		5,062	4,049
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)		41	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)		21,322	17,821
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)		1,550	1,289
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)		934	776
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)		64	56
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)		3,278	2,599
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)		717	568
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)		377	303
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)		5,016	4,234
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)		3,501	2,911
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)		348	276
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)		7,432	6,170
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)		1,720	1,428
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)		966	802
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)		8,557	6,789
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)		1,832	1,452
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)		572	453
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)		28	23
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)		4,948	4,108
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)		4,637	3,850
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)		2,463	2,058
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)		172	143
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)		116	97
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)		3,041	2,658
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)		375	328
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)		10,603	8,405
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)		1,779	1,410
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)		17	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)		1,906	1,590
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)		1,800	1,494
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)		590	490
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)		475	394
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)		162	135
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)		33	27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)		27	23
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)		1,879	1,489
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)		503	405
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)		47	39

American Funds Insurance Series	150

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	USD	277	$242
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)		197	172
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)		77	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)		8,722	7,332
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)		4,773	3,965
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)		4,453	3,697
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)		996	829
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)		928	770
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)		573	475
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)		427	360
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)		216	181
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)		1,347	1,186
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)		10,828	8,583
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)		3,121	2,591
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)		1,964	1,631
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)		1,043	874
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)		487	406
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)		437	363
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)		316	264
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)		302	251
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)		56	46
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)		1,653	1,311
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)		319	265
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)		3,092	2,702
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)		4,430	3,521
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)		128	102
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)		94	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)		904	788
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)		812	646
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)		1,934	1,606
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)		21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)		1,846	1,466
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (a)		933	740
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)		4,462	3,710
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)		2,098	1,741
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)		1,126	935
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)		337	280
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)		969	848
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)		15,112	11,989
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)		2,497	1,984
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)		809	642
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)		1,648	1,374
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)		885	737
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)		731	607
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)		488	406
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)		441	366
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)		256	213
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)		32,666	28,775
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)		1,573	1,247
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)		1,256	997
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)		1,073	853
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)		867	687
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)		2,759	2,291
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)		1,766	1,472
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)		642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)		359	300
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)		35	29
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)		1,663	1,321
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)		750	596
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)		31,581	26,219

151	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	USD	1,597	$1,329
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)		1,455	1,358
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)		264	246
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)		3,727	2,963
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)		20,741	17,232
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)		2,186	1,821
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)		968	805
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)		150	125
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)		3,018	2,816
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)		3,072	3,024
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)		1,375	1,356
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)		738	614
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)		432	358
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)		136	113
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)		2,813	2,773
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)		568	563
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)		453	377
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)		255	244
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)		59	56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)		8,469	8,374
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)		9,096	7,216
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)		9,772	9,371
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)		2,518	2,418
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)		2,466	2,430
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)		2,770	2,780
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)		2,519	2,530
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)		205	214
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)		847	812
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)		133	130
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)		37	37
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)		272	253
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)		30,348	29,904
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)		687	570
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)		4,621	4,302
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)		593	584
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)		407	379
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)		151	149
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)		4,058	4,079
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)		423	426
Fannie Mae Pool #BX7949 6.00% 3/1/2053 (a)		1,000	1,018
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)		835	855
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)		4,281	3,986
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)		656	629
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)		15,642	15,388
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)		88	87
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)		960	965
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)		17,738	18,159
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)		4,697	4,377
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)		432	403
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)		30	28
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (a)		10,478	10,313
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)		2,900	2,865
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)		2,760	2,714
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)		5,894	5,907
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)		7,060	7,203
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)		615	533
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)		2,902	2,782
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)		6,679	6,694
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)		6,347	6,360
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)		311	312

American Funds Insurance Series	152

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	USD	3,837	$3,904
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)		2,380	2,432
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)		1,799	1,841
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)		6,068	4,820
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)		3,642	3,024
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)		152	126
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)		75	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)		19,842	19,022
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)		591	583
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)		93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)		3,400	3,407
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)		7,908	8,229
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)		23,480	23,524
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)		12,744	12,787
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)		6,200	6,224
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)		531	532
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)		5,000	5,091
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)		15,338	15,862
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)		7,575	7,055
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)		11,829	11,871
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)		6,558	6,583
Fannie Mae Pool #CB7725 6.00% 10/1/2053 (a)		8,769	8,929
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)		152	154
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)		63,161	62,069
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)		2,116	2,196
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)		1,917	1,920
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)		774	806
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)		965	1,018
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)		5,281	5,488
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)		1,292	1,336
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)		2,980	2,855
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)		2,613	2,616
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)		1,777	1,779
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)		7,083	7,251
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)		5,296	5,387
Fannie Mae Pool #CB8422 6.00% 2/1/2054 (a)		1,902	1,936
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)		1,771	1,802
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)		25	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)		14,405	13,808
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)		19,135	19,189
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)		1,607	1,608
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)		5,058	5,178
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)		3,391	3,455
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)		1,742	1,773
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)		4,359	4,537
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)		4,987	5,023
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)		5,405	5,542
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)		594	596
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)		384	391
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)		228	232
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)		2,702	2,704
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)		1,869	1,879
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)		18,915	19,367
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)		1,261	1,291
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)		1,195	1,216
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)		10,755	11,178
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)		6,987	6,999
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)		1,490	1,499
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)		33,148	33,719
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)		5,109	5,243

153	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	USD	2,600	$2,655
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)		2,391	2,433
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)		2,197	2,255
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)		1,316	1,340
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)		1,237	1,258
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)		596	606
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)		16,780	17,475
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)		4,952	5,148
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)		2,806	2,922
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)		136	136
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)		44,877	45,653
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)		1,348	1,373
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)		1,289	1,312
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)		1,041	1,059
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)		227	232
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)		111	113
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)		96	98
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)		2,318	2,414
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)		2,007	2,091
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)		3,624	3,627
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)		1,709	1,724
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)		1,269	1,276
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)		82	84
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)		887	902
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)		5,359	5,256
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)		4,532	4,536
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)		3,500	3,559
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)		264	254
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)		90	86
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)		33	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)		143	140
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)		4,029	4,128
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)		1,426	1,453
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)		949	965
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)		377	384
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)		294	300
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)		1,900	1,901
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)		1,607	1,638
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)		869	883
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)		1,995	2,062
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)		1,346	1,399
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)		2,934	2,936
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)		13,962	14,198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)		496	496
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)		5,405	5,496
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)		17,406	16,196
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)		1,036	1,054
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)		281	276
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)		2,211	2,249
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)		6,906	6,909
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)		511	511
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)		2,070	2,139
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)		9,669	8,665
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)		7,168	6,450
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)		15,248	13,151
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)		18,049	15,563
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)		1,008	965
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)		4,704	4,168
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)		3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)		14	14

American Funds Insurance Series	154

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2002-W1, Class 2A, 4.453% 2/25/2042 (a)(b)	USD	15	$15
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)		48	47
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)		877	862
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)		38	38
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)		31	29
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)		2,494	2,333
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)		37	38
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)		28	29
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)		53	54
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)		183	188
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)		1,812	1,572
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)		131	131
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)		5,393	4,657
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)		135	135
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)		9,385	8,101
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)		303	311
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)		15,573	14,152
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)		56	47
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)		90	79
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)		807	762
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)		488	465
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)		4,015	3,595
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)		10,467	9,664
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)		766	725
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)		245	226
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)		956	907
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)		497	455
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)		1,585	1,447
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)		8,469	7,809
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)		23,124	20,549
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)		4,617	3,900
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)		27	23
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)		312	273
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)		1,823	1,522
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)		1,764	1,543
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)		5,495	4,662
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)		1,196	995
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)		60	50
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)		25	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)		1,943	1,615
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)		1,779	1,411
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)		424	341
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)		98	78
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)		62,873	50,074
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)		1,789	1,418
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)		2,309	1,917
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)		2,195	1,740
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)		226	188
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)		159	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)		1,840	1,459
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)		1,803	1,429
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)		1,614	1,279
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)		1,261	1,014
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)		1,092	954
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)		1,985	1,573
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)		2,349	1,975
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)		764	634
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)		1,950	1,621
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)		551	461
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)		5,773	5,097

155	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	USD	781	$621
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)		10,005	8,411
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)		7,635	6,339
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)		1,857	1,552
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)		888	737
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)		461	382
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)		50	41
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)		1,022	893
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)		530	420
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)		1,913	1,589
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)		6,354	5,551
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)		1,794	1,579
Freddie Mac Pool #QD0877 2.00% 11/1/2051 (a)		7,969	6,317
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)		2,359	1,871
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)		1,383	1,165
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)		1,159	1,013
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)		810	644
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)		1,102	915
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)		18	16
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)		1,886	1,495
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)		4,134	3,433
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)		2,642	2,205
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)		487	405
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)		482	402
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)		3,961	3,484
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)		1,634	1,296
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)		828	658
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)		977	811
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)		403	335
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)		230	192
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)		171	142
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)		62	52
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)		596	541
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)		2,322	1,843
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)		1,812	1,439
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)		918	727
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)		854	677
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)		493	391
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)		170	135
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)		808	672
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)		728	607
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)		70	58
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)		1,264	1,004
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)		1,714	1,423
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)		563	469
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)		223	185
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)		124	103
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)		120	100
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)		1,683	1,401
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)		380	315
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)		42,415	36,791
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)		3,623	3,139
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)		180	189
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)		881	731
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)		475	395
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)		190	158
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)		4,318	3,745
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)		2,045	2,015
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)		89	71
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)		193	161

American Funds Insurance Series	156

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	USD	560	$490
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)		72	69
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)		4,020	3,487
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)		326	313
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)		285	274
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)		83	79
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)		48	46
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)		32	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)		5,779	5,821
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)		16,148	15,285
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)		5,631	5,328
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)		16,259	15,592
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)		3,483	3,433
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)		3,450	3,399
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)		2,042	2,049
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)		61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)		40	42
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)		1,040	901
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)		997	929
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)		513	478
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)		1,157	1,187
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)		15,265	14,640
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)		193	190
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)		3,080	3,153
Freddie Mac Pool #SD8298 4.50% 2/1/2053 (a)		14,914	14,303
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)		2,208	2,172
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)		42,881	43,071
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)		23,172	23,261
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)		13,602	13,891
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)		2,602	2,422
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)		1,695	1,577
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)		76	71
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)		2,684	2,502
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)		194	186
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)		4,506	4,453
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)		642	633
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)		542	534
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)		193	180
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)		33	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)		8,264	8,121
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)		8,090	8,108
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)		3,465	3,488
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)		2,382	2,388
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)		13,542	13,806
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)		578	538
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)		5,524	5,429
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)		19,409	19,448
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)		6,319	6,457
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)		2,909	2,962
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)		670	697
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)		580	604
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)		561	586
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)		546	570
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)		385	402
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)		294	307
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)		185	192
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)		162	171
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)		5,155	4,804
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)		542	504
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)		66	61

157	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	USD	255	$251
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)		7,500	7,511
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)		584	586
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)		8,188	8,374
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)		2,936	2,992
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)		476	443
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)		396	369
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)		2,310	2,318
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)		2,156	2,164
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)		2,033	2,039
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)		1,343	1,348
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)		4,434	4,526
Freddie Mac Pool #QH0851 6.00% 9/1/2053 (a)		13,728	13,973
Freddie Mac Pool #QH1296 6.00% 9/1/2053 (a)		13,376	13,621
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)		10,892	11,101
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)		1,428	1,461
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)		1,074	1,101
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)		54,078	55,892
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)		802	790
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)		14,446	14,706
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)		3,680	3,806
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)		601	591
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)		18,116	18,178
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)		2,186	2,226
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)		12,641	13,150
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)		1,751	1,818
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)		5,293	5,402
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)		2,812	2,886
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)		644	668
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)		187	174
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)		770	771
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)		11,117	11,305
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)		4,713	4,796
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)		3,599	3,672
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)		194	197
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)		4,842	5,028
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)		410	410
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)		2,559	2,578
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)		1,857	1,862
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)		8,058	8,235
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)		5,285	5,411
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)		4,208	4,313
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)		1,997	2,050
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)		166	169
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)		23	23
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)		6,363	6,624
Freddie Mac Pool #QI3488 6.50% 4/1/2054 (a)		4,289	4,433
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)		1,977	1,940
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)		37,758	38,030
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)		4,705	4,738
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)		3,074	3,129
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)		6,179	6,436
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)		2,752	2,757
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)		984	990
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)		25,088	25,561
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)		120	122
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)		5,849	6,091
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)		2,462	2,463
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)		1,826	1,828
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)		23,030	23,429

American Funds Insurance Series	158

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	USD	13,207	$13,581
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)		3,096	3,154
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)		2,714	2,765
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)		237	243
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)		35,128	36,307
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)		2,575	2,682
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)		2,048	2,015
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)		1,454	1,429
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)		1,313	1,290
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)		3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)		9,466	9,627
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)		5,050	5,147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)		2,455	2,502
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)		141	144
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)		62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)		12,853	13,386
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)		12,151	12,655
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)		4,793	4,993
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)		3,279	3,415
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)		1,923	2,001
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)		1,144	1,185
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)		3,617	3,620
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)		4,490	4,592
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)		485	494
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)		263	269
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)		248	254
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)		229	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)		152	155
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)		44	45
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)		30	31
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)		4,174	4,347
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)		2,607	2,703
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)		2,254	2,342
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)		1,034	1,077
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)		1,000	1,034
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)		4,203	4,206
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)		147	150
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)		46	47
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)		5,516	5,715
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)		149	154
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)		4,311	4,012
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)		4,829	4,624
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)		7,307	7,167
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)		13,366	13,376
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)		11,082	11,107
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)		3,287	3,343
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)		6,877	6,751
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)		6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)		274	274
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)		14	14
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)		283	288
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)		780	808
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)		1,412	1,413
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)		5,759	5,866
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)		2,350	2,412
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)		1,643	1,683
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)		593	603
Freddie Mac Pool #RJ3241 6.50% 1/1/2055 (a)		1,498	1,562
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)		4,596	4,401
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)		7,333	7,336

159	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	USD	2,421		$2,461
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)		1,756		1,796
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (a)		—	(c)	—	(c)
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)		159		161
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)		2,703		2,793
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)		8,923		9,073
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)		1,707		1,736
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (a)		483		500
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)		197		193
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)		1,595		1,621
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)		883		865
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)		12,865		12,872
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)		224		231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)		1,861		1,892
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)		37		38
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)		94		99
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)		3,461		3,461
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)		84		74
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)		77		67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)		5,688		5,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)		1,400		1,339
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)		7,792		7,495
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(d)		135		133
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(d)		27,314		27,358
Government National Mortgage Assn. 2.00% 8/1/2055 (a)(d)		6,176		5,014
Government National Mortgage Assn. 4.00% 8/1/2055 (a)(d)		108		100
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)		9,290		8,762
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)		25		25
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)		3,865		3,756
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)		8,606		7,891
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)		1,930		1,574
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)		3,347		2,728
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)		7,742		6,471
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)		2,839		2,377
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)		2,751		2,300
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (a)		4,337		3,638
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)		4,033		3,431
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)		3,458		2,897
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)		226		200
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)		174		154
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)		4,664		4,257
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)		4,832		4,280
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)		3,986		3,643
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)		21,289		19,425
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)		7,615		7,121
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)		5,348		5,011
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)		3,409		3,283
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)		12,036		11,578
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)		3,131		3,085
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)		7,748		7,446
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)		12,720		12,217
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)		1,742		1,623
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)		21,027		20,143
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)		9,065		8,435
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)		797		741
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)		1,165		1,084
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (a)		99		92
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)		1,472		1,076
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(d)		5,845		5,342
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(d)		151,036		125,252

American Funds Insurance Series	160

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(d)	USD	58,704	$52,860
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(d)		688	640
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(d)		580	568
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (a)(d)		5,902	5,902
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(d)		1,301	1,322
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(d)		35,090	36,948
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(d)		18,486	14,644
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(d)		9,047	7,828
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(d)		1,456	1,354
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(d)		10,953	11,294
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (a)(d)		30,276	31,760
			3,042,615

Commercial mortgage-backed securities 3.48%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.7426%) 6.043% 6/15/2040 (a)(b)(e)		11,443	11,524
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)		11,892	11,381
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041 (a)(b)(e)		1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)		770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)		100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)		684	732
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)		500	536
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)		3,537	3,697
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)		123	120
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)		1,018	953
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)		295	266
Bank5, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (a)		15,601	16,254
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)		2,541	2,490
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)		781	776
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)		3,361	3,506
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)		2,174	2,276
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (a)		8,867	9,248
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)		2,774	2,907
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)		7,780	8,129
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(b)(e)		8,476	8,540
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (a)(b)(e)		2,183	2,186
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (a)(b)(e)		14,268	14,228
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036 (a)(b)(e)		552	550
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (a)(b)(e)		995	994
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (a)(b)(e)		996	995
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.174% 11/15/2036 (a)(b)(e)		10,670	10,666
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(b)(e)		3,395	3,400
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (a)(b)(e)		1,981	1,981
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (a)(b)(e)		382	382
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (a)(b)(e)		259	259
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (a)(b)(e)		654	654
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (a)(b)(e)		8,555	8,555
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.676% 11/15/2038 (a)(b)(e)		291	290
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (a)(b)(e)		86	86
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.276% 11/15/2038 (a)(b)(e)		129	129
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (a)(b)(e)		8,600	8,598
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (a)(b)(e)		8,000	8,042
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(b)(e)		26,909	27,299
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (a)(b)(e)		1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (a)(b)(e)		5,461	5,449
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)		19,044	19,682

161	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	USD	610	$602
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (a)(b)(e)		8,924	9,048
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(e)		966	1,009
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040 (a)(e)		1,121	1,177
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040 (a)(b)(e)		862	904
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)		200	196
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (a)(b)(e)		564	564
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (a)(b)(e)		769	770
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676% 7/15/2038 (a)(b)(e)		588	590
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)		2,432	2,493
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (a)(b)(e)		1,508	1,510
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)		10,443	10,507
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)		400	389
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)		100	97
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)		1,536	1,386
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (a)(b)(e)		8,260	8,276
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(b)(e)		15,120	15,543
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (a)(b)(e)		1,478	1,494
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(b)(e)		24,720	25,509
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (a)(b)(e)		28,416	28,334
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)		640	623
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)		240	233
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)		6,854	6,250
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)		2,040	2,008
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (a)(b)(e)		13,405	13,400
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (a)(b)(e)		19	19
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)		97	96
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)		245	242
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)		730	718
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (a)(b)(e)		3,848	3,848
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)		4,065	3,571
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.352% 7/15/2036 (a)(b)(e)		800	799
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.506% 11/15/2038 (a)(b)(e)		221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.755% 11/15/2038 (a)(b)(e)		118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (a)(b)(e)		26,882	26,728
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048 (a)		1,132	1,129
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)		2,550	2,515
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)		1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)		5,667	5,941
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)		205	202
			381,406

Collateralized mortgage-backed obligations (privately originated) 3.35%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)		1,747	1,578
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)		64	62
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)		4,257	4,094
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)		11,821	11,432

American Funds Insurance Series	162

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	USD	593	$556
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)		243	237
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)		675	619
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(b)(e)		197	195
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)		2,305	2,285
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)		13,815	13,523
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)		5,199	4,955
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)		122	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)		1,054	952
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.055% 5/25/2042 (a)(b)(e)		180	184
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (a)(b)(e)		465	478
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (a)(b)(e)		2,374	2,425
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (a)(b)(e)		1,415	1,429
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (a)(b)(e)		731	735
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 1/25/2044 (a)(b)(e)		3,393	3,393
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (a)(b)(e)		507	513
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (a)(b)(e)		354	354
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 2/25/2044 (a)(b)(e)		1,053	1,064
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (a)(b)(e)		2,713	2,713
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 9/25/2044 (a)(b)(e)		966	966
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (a)(b)(e)		1,584	1,591
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (a)(b)(e)		2,005	2,007
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (a)(b)(e)		5,202	5,209
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)		6,774	6,791
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)		1,700	1,385
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)		1,872	1,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (a)(b)(e)		132	135
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (a)(b)(e)		209	211
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (a)(b)(e)		1,519	1,601
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (a)(b)(e)		3,318	3,326
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (a)(b)(e)		13,353	13,381
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.305% 10/25/2044 (a)(b)(e)		3,944	3,944
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (a)(b)(e)		1,648	1,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (a)(b)(e)		2,978	2,981
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)		9,130	9,156
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)		4,454	4,493
163	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	USD	1,772	$1,607
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)		694	677
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)		4,556	4,388
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)		15,394	15,497
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)		638	643
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)		621	622
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)		1,921	1,919
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)		2,027	1,847
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)		23,624	23,561
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (a)(b)(e)		2,453	2,418
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(e)(f)		6,519	6,567
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (a)(b)(e)		1,880	1,878
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)		3,385	3,411
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)		7,224	7,304
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)		7,021	7,087
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)		17,725	17,931
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)		5,192	5,176
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)		19,510	19,630
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)		1,303	1,156
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (a)(e)		4,038	3,805
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)		1,084	1,058
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)		1,044	991
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)		14,345	13,519
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)		6,176	5,913
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (a)(b)(e)		6,368	6,410
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)		7,476	6,786
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (a)(b)(e)		3,356	3,424
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)		1,423	1,423
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)		5,021	4,881
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)		8,569	8,597
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)		7,475	7,435
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)		3,360	3,315
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)		15,504	15,685
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)		6,574	6,650
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)		14,079	14,172
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)		4,413	4,414
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)		21,776	22,012
			368,056
Total mortgage-backed obligations			3,792,077

Corporate bonds, notes & loans 33.01%
Financials 11.08%
AerCap Ireland Capital DAC 6.50% 7/15/2025		1,798	1,799
AerCap Ireland Capital DAC 1.75% 1/30/2026		2,841	2,792
AerCap Ireland Capital DAC 2.45% 10/29/2026		10,289	10,027
AerCap Ireland Capital DAC 6.45% 4/15/2027		3,994	4,126
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(g)(h)		7,652	7,595
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)		1,597	1,690
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)		1,995	2,058
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)		EUR437	539
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)		2,840	3,708
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)		4,065	5,102
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)		USD604	608
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)		359	391
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)		1,618	1,634

American Funds Insurance Series	164

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	USD	4,927	$5,031
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)		2,464	2,552
American International Group, Inc. 4.85% 5/7/2030		3,534	3,592
American International Group, Inc. 5.125% 3/27/2033		2,749	2,796
Aon Corp. 5.35% 2/28/2033		1,083	1,116
Aon North America, Inc. 5.15% 3/1/2029		3,015	3,089
Aon North America, Inc. 5.30% 3/1/2031		1,005	1,040
Aon North America, Inc. 5.45% 3/1/2034		2,550	2,621
Aon North America, Inc. 5.75% 3/1/2054		1,163	1,147
Arthur J. Gallagher & Co. 4.85% 12/15/2029		3,140	3,188
Arthur J. Gallagher & Co. 5.15% 2/15/2035		1,845	1,847
Arthur J. Gallagher & Co. 5.55% 2/15/2055		1,845	1,771
Banco Santander, SA 5.147% 8/18/2025		4,000	4,003
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)		1,400	1,353
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)		4,295	4,176
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)		2,635	2,635
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)		3,202	3,002
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)		339	353
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)		1,150	1,132
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)		3,691	3,456
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)		5,024	5,151
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)		20,927	18,255
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)		36,155	31,516
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (e)(f)		4,850	4,866
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)		1,858	1,903
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)		5,690	5,826
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034) (f)		2,378	2,409
Bank of Nova Scotia (The) 5.25% 6/12/2028		1,370	1,412
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY	300,000	2,074
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD	2,585	2,605
Block, Inc. 2.75% 6/1/2026		1,975	1,935
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)		13,134	12,752
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)		3,594	3,332
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034) (e)(f)		4,117	4,266
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (e)(f)		4,729	4,691
BPCE SA 0.895% 12/14/2026	JPY	100,000	691
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD	2,150	2,165
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)		5,000	5,297
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)		1,285	1,323
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)		1,845	1,914
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)		3,814	3,885
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)		4,503	4,617
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)		10,005	10,512
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)		10,948	11,326
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)		1,900	2,088
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (e)(f)		3,953	4,138
Canadian Imperial Bank of Commerce 5.237% 6/28/2027		2,650	2,699
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (f)		31,095	31,435
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025) (f)		2,430	2,430
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)		515	527
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)		1,204	1,282
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)		2,920	3,045
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)		2,445	2,535
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		526	470
Chubb INA Holdings, LLC 3.35% 5/3/2026		2,020	2,005
Chubb INA Holdings, LLC 5.00% 3/15/2034		4,400	4,485
Chubb INA Holdings, LLC 4.35% 11/3/2045		2,015	1,745

165	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citibank, NA 5.803% 9/29/2028	USD	4,100	$4,288
Citigroup, Inc. 4.60% 3/9/2026		1,800	1,800
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)		7,800	7,960
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)		5,103	5,081
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)		21,543	21,794
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)		990	885
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)		3,090	2,889
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)		123	126
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)		1,874	1,889
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)		15,346	15,898
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (f)		4,518	4,872
Corebridge Financial, Inc. 3.65% 4/5/2027		3,913	3,863
Corebridge Financial, Inc. 3.85% 4/5/2029		3,534	3,464
Corebridge Financial, Inc. 3.90% 4/5/2032		3,964	3,723
Corebridge Financial, Inc. 4.35% 4/5/2042		361	304
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)		2,450	2,404
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (e)(f)		2,990	2,889
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)		2,975	2,965
Deutsche Bank AG 4.10% 1/13/2026		7,305	7,281
Deutsche Bank AG 4.10% 1/13/2026		857	854
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)		27,047	26,776
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)		17,595	17,095
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)		7,343	7,715
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)		6,271	6,693
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)		6,685	6,737
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)		6,750	6,316
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031) (f)		3,235	2,965
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)		3,200	3,184
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)		1,200	1,170
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)		EUR1,845	2,158
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)		4,230	4,943
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)		3,855	4,999
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)		12,035	15,435
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)		390	489
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)		USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)		1,968	1,990
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)		11,396	11,863
Five Corners Funding Trust III 5.791% 2/15/2033 (e)		942	980
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)		3,030	2,965
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)		13,275	12,820
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)		12,997	12,588
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)		3,703	3,598
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)		5,534	5,459
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)		4,895	4,935
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)		28,930	30,121
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)		13,759	13,991
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)		2,441	2,449
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)		7,315	7,501
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)		2,929	2,895
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)		24,589	25,225
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)		3,160	2,264
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)		14,232	13,261
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)		9,437	8,351
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)		2,000	2,012
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)		1,680	1,711
Intercontinental Exchange, Inc. 5.25% 6/15/2031		1,091	1,132
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)		15,400	15,436

American Funds Insurance Series	166

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	USD	6,250	$6,170
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)		1,986	1,949
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)		5,100	5,727
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)		705	677
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)		323	316
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)		1,400	1,431
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)		20,000	20,196
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)		2,678	2,734
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)		8,670	8,783
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)		11,980	11,932
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)		6,480	6,730
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)		10,724	10,922
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)		6,549	6,573
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)		4,720	4,838
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)		641	556
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)		5,313	4,679
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)		17,099	17,407
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (f)		2,790	2,762
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)		10,233	10,609
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)		2,415	2,352
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)		1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)		1,625	1,650
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)		200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)		1,979	2,032
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)		6,528	7,081
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (f)		6,357	6,715
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		2,285	2,286
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044		250	246
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		2,060	1,987
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)		1,405	1,544
MetLife, Inc. 3.60% 11/13/2025		3,490	3,481
MetLife, Inc. 5.375% 7/15/2033		1,279	1,332
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)		840	871
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)		2,050	2,089
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)		619	629
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (f)		6,200	6,017
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (f)		2,225	2,149
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)		1,430	1,468
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)		763	773
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (f)		1,367	1,327
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)		1,701	1,767
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)		2,020	2,078
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)		13,336	12,940
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)		350	355
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)		21,869	22,301
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)		21,784	22,631

167	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	USD	1,704	$1,708
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)		4,664	4,782
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)		3,031	2,594
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)		11,313	11,593
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)		3,069	3,108
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)		14,060	14,438
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)		9,846	10,207
Morgan Stanley Bank, N.A. 5.882% 10/30/2026		2,775	2,834
MSCI, Inc. 3.25% 8/15/2033 (e)		695	610
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)		3,555	3,587
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)		2,170	2,210
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)		2,090	2,132
OneMain Finance Corp. 7.125% 3/15/2026		87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)		EUR565	725
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)		165	203
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)		1,345	1,760
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)		USD4,594	4,759
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)		12,265	13,716
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)		635	660
Royal Bank of Canada 4.90% 1/12/2028		360	367
Royal Bank of Canada 4.95% 2/1/2029		1,360	1,392
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)		5,100	5,319
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)		3,706	3,773
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)		546	568
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (f)		1,640	1,577
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)		2,579	2,635
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		1,429	1,451
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		1,100	1,067
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		373	393
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)		1,400	1,453
Swedbank AB 6.136% 9/12/2026 (e)		2,100	2,146
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)		1,370	1,389
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)		2,605	2,636
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)		2,396	2,592
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)		1,741	1,794
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)		4,707	4,800
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)		1,586	1,657
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)		2,440	2,530
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)		2,115	2,129
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)		7,300	7,518
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)		2,839	2,804
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)		1,712	1,799
UBS AG 7.50% 2/15/2028		2,445	2,638
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)		11,200	10,990
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)		6,623	6,407
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)		17,490	17,966
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)		14,459	15,017
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)		9,636	9,438
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)		1,392	1,204
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)		20,425	18,546
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)		4,038	3,524
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (e)(f)		5,000	6,184

American Funds Insurance Series	168

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 4.625% 4/12/2027 (e)	USD	1,395	$1,395
Vigorous Champion International, Ltd. 4.25% 5/28/2029		462	455
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)		6,615	6,524
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)		11,151	11,397
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)		1,003	967
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)		8,357	8,429
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)		4,895	4,964
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)		2,545	2,628
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)		4,260	4,364
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)		6,025	6,167
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)		4,062	4,442
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)		198	199
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)		13,513	13,954
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)		5,719	4,877
			1,215,226

Utilities 4.25%
AEP Texas, Inc. 3.45% 5/15/2051		1,380	930
AEP Transmission Co., LLC 5.375% 6/15/2035		1,075	1,099
Alabama Power Co. 3.00% 3/15/2052		3,219	2,085
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)		411	303
Baltimore Gas and Electric Co. 4.55% 6/1/2052		525	441
Berkshire Hathaway Energy Co. 4.50% 2/1/2045		5,895	5,074
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		1,017	851
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)		2,400	2,336
Comision Federal de Electricidad 4.688% 5/15/2029 (e)		3,655	3,573
Connecticut Light and Power Co. (The) 2.05% 7/1/2031		1,775	1,550
DTE Energy Co. 5.10% 3/1/2029		7,900	8,059
DTE Energy Co. 3.00% 3/1/2032		259	236
Duke Energy Carolinas, LLC 5.35% 1/15/2053		332	319
Duke Energy Florida, LLC 5.875% 11/15/2033		370	395
Duke Energy Florida, LLC 3.40% 10/1/2046		5,669	4,080
Duke Energy Florida, LLC 3.00% 12/15/2051		293	185
Duke Energy Florida, LLC 5.95% 11/15/2052		575	591
Duke Energy Progress, LLC 3.70% 9/1/2028		3,750	3,709
Duke Energy Progress, LLC 2.00% 8/15/2031		1,775	1,542
Duke Energy Progress, LLC 2.50% 8/15/2050		644	373
Edison International 4.125% 3/15/2028		6,768	6,535
Edison International 6.95% 11/15/2029		1,575	1,638
Electricite de France SA 5.65% 4/22/2029 (e)		1,420	1,474
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR	2,800	3,214
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD	1,575	1,780
Emera US Finance, LP 2.639% 6/15/2031		4,400	3,866
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)		1,310	1,292
Entergy Louisiana, LLC 4.20% 9/1/2048		5,637	4,496
Eversource Energy 5.00% 1/1/2027		3,415	3,447
FirstEnergy Corp. 1.60% 1/15/2026		20,066	19,701
FirstEnergy Corp. 2.65% 3/1/2030		16,560	15,212
FirstEnergy Corp. 2.25% 9/1/2030		12,602	11,197
Florida Power & Light Co. 4.40% 5/15/2028		1,655	1,668
Florida Power & Light Co. 5.10% 4/1/2033		7,431	7,600
Florida Power & Light Co. 4.80% 5/15/2033		2,929	2,938
Florida Power & Light Co. 5.30% 4/1/2053		1,255	1,201
Georgia Power Co. 4.95% 5/17/2033		1,845	1,860
Georgia Power Co. 5.25% 3/15/2034		3,200	3,265
Georgia Power Co. 3.70% 1/30/2050		190	142

169	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	USD	525	$461
Monongahela Power Co. 3.55% 5/15/2027 (e)		1,700	1,676
NiSource, Inc. 5.40% 6/30/2033		650	665
Pacific Gas and Electric Co. 3.15% 1/1/2026		27,543	27,283
Pacific Gas and Electric Co. 2.95% 3/1/2026		10,850	10,709
Pacific Gas and Electric Co. 2.10% 8/1/2027		2,026	1,919
Pacific Gas and Electric Co. 3.30% 12/1/2027		7,105	6,876
Pacific Gas and Electric Co. 3.00% 6/15/2028		2,542	2,415
Pacific Gas and Electric Co. 3.75% 7/1/2028		13,760	13,356
Pacific Gas and Electric Co. 4.65% 8/1/2028		7,900	7,858
Pacific Gas and Electric Co. 4.55% 7/1/2030		35,449	34,617
Pacific Gas and Electric Co. 2.50% 2/1/2031		21,597	18,759
Pacific Gas and Electric Co. 6.40% 6/15/2033		12,824	13,412
Pacific Gas and Electric Co. 6.95% 3/15/2034		1,294	1,394
Pacific Gas and Electric Co. 5.80% 5/15/2034		5,376	5,378
Pacific Gas and Electric Co. 5.70% 3/1/2035		14,434	14,312
Pacific Gas and Electric Co. 3.30% 8/1/2040		10,340	7,405
Pacific Gas and Electric Co. 4.95% 7/1/2050		5,524	4,458
Pacific Gas and Electric Co. 3.50% 8/1/2050		15,807	10,149
Pacific Gas and Electric Co. 5.90% 10/1/2054		2,410	2,188
PacifiCorp 5.30% 2/15/2031		603	621
PacifiCorp 5.45% 2/15/2034		8,920	9,051
PacifiCorp 3.30% 3/15/2051		325	212
PacifiCorp 2.90% 6/15/2052		586	347
PacifiCorp 5.35% 12/1/2053		3,678	3,310
PacifiCorp 5.50% 5/15/2054		8,738	8,046
PacifiCorp 5.80% 1/15/2055		7,735	7,411
PECO Energy Co. 5.25% 9/15/2054		1,775	1,685
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,000	5,798
Public Service Electric and Gas Co. 5.20% 8/1/2033		1,200	1,237
Public Service Electric and Gas Co. 5.50% 3/1/2055		1,503	1,484
Southern California Edison Co. 4.90% 6/1/2026		1,177	1,178
Southern California Edison Co. 5.30% 3/1/2028		3,826	3,876
Southern California Edison Co. 4.20% 3/1/2029		8,211	8,042
Southern California Edison Co. 2.85% 8/1/2029		7,858	7,275
Southern California Edison Co. 5.25% 3/15/2030		19,378	19,586
Southern California Edison Co. 2.50% 6/1/2031		5,044	4,383
Southern California Edison Co. 5.45% 6/1/2031		9,875	10,055
Southern California Edison Co. 5.20% 6/1/2034		5,196	5,043
Southern California Edison Co. 5.45% 3/1/2035		1,845	1,812
Southern California Edison Co. 5.75% 4/1/2035		4,549	4,644
Southern California Edison Co. 5.35% 7/15/2035		6,450	6,288
Southern California Edison Co. 5.625% 2/1/2036		7,051	6,866
Southern California Edison Co. 3.60% 2/1/2045		2,417	1,666
Southern California Edison Co. 2.95% 2/1/2051		706	414
Southern California Edison Co. 3.65% 6/1/2051		29	19
Southern California Edison Co. 5.90% 3/1/2055		1,661	1,521
Southwestern Electric Power Co. 1.65% 3/15/2026		3,550	3,481
Southwestern Electric Power Co. 3.25% 11/1/2051		2,075	1,343
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,234
Wisconsin Power and Light Co. 1.95% 9/16/2031		525	451
Wisconsin Power and Light Co. 3.65% 4/1/2050		1,075	772
Wisconsin Public Service Corp. 2.85% 12/1/2051		375	230
Xcel Energy, Inc. 4.75% 3/21/2028		7,808	7,886
Xcel Energy, Inc. 2.60% 12/1/2029		4,049	3,747
Xcel Energy, Inc. 5.45% 8/15/2033		4,355	4,445
Xcel Energy, Inc. 5.50% 3/15/2034		4,230	4,300
			466,306

American Funds Insurance Series	170

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 4.14%
AbbVie, Inc. 5.05% 3/15/2034	USD	18,501	$18,844
AbbVie, Inc. 5.35% 3/15/2044		800	785
AbbVie, Inc. 5.40% 3/15/2054		15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064		550	534
Amgen, Inc. 5.507% 3/2/2026		725	725
Amgen, Inc. 5.15% 3/2/2028		5,326	5,444
Amgen, Inc. 4.05% 8/18/2029		7,429	7,345
Amgen, Inc. 2.45% 2/21/2030		5,131	4,700
Amgen, Inc. 5.25% 3/2/2030		2,854	2,942
Amgen, Inc. 4.20% 3/1/2033		8,502	8,164
Amgen, Inc. 5.25% 3/2/2033		20,793	21,300
Amgen, Inc. 4.875% 3/1/2053		3,360	2,937
Amgen, Inc. 4.40% 2/22/2062		196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034		6,925	7,062
Baxter International, Inc. 2.539% 2/1/2032		3,906	3,406
Bristol-Myers Squibb Co. 4.90% 2/22/2029		2,625	2,688
Bristol-Myers Squibb Co. 5.10% 2/22/2031		3,990	4,134
Bristol-Myers Squibb Co. 5.20% 2/22/2034		22,685	23,242
Bristol-Myers Squibb Co. 5.50% 2/22/2044		425	422
Bristol-Myers Squibb Co. 2.55% 11/13/2050		2,113	1,234
Bristol-Myers Squibb Co. 3.70% 3/15/2052		2,197	1,602
Bristol-Myers Squibb Co. 6.25% 11/15/2053		1,740	1,866
Bristol-Myers Squibb Co. 5.55% 2/22/2054		12,840	12,535
Centene Corp. 4.25% 12/15/2027		14,860	14,644
Centene Corp. 2.45% 7/15/2028		12,410	11,533
Centene Corp. 4.625% 12/15/2029		14,945	14,546
Centene Corp. 3.375% 2/15/2030		15,718	14,488
Cigna Group (The) 5.125% 5/15/2031		2,095	2,156
Cigna Group (The) 5.25% 2/15/2034		3,745	3,806
CVS Health Corp. 5.125% 2/21/2030		1,720	1,752
CVS Health Corp. 5.25% 1/30/2031		960	982
CVS Health Corp. 5.55% 6/1/2031		3,707	3,852
CVS Health Corp. 5.25% 2/21/2033		2,122	2,137
CVS Health Corp. 5.70% 6/1/2034		7,706	7,938
CVS Health Corp. 5.625% 2/21/2053		40	37
CVS Health Corp. 5.875% 6/1/2053		4,897	4,682
CVS Health Corp. 6.05% 6/1/2054		1,995	1,957
CVS Health Corp. 6.00% 6/1/2063		1,344	1,286
Elevance Health, Inc. 4.95% 11/1/2031		2,322	2,356
Elevance Health, Inc. 5.20% 2/15/2035		7,577	7,660
Elevance Health, Inc. 4.55% 5/15/2052		271	222
Elevance Health, Inc. 5.125% 2/15/2053		784	701
Elevance Health, Inc. 5.70% 2/15/2055		995	965
Eli Lilly and Co. 5.10% 2/12/2035		23,057	23,641
Eli Lilly and Co. 5.50% 2/12/2055		7,907	7,962
Gilead Sciences, Inc. 5.25% 10/15/2033		3,340	3,457
HCA, Inc. 5.20% 6/1/2028		4,165	4,256
HCA, Inc. 2.375% 7/15/2031		2,233	1,944
HCA, Inc. 3.625% 3/15/2032		2,400	2,215
HCA, Inc. 4.625% 3/15/2052		226	182
Humana, Inc. 5.375% 4/15/2031		5,530	5,659
Humana, Inc. 5.55% 5/1/2035		1,735	1,745
Humana, Inc. 5.75% 4/15/2054		954	889
Johnson & Johnson 4.80% 6/1/2029		3,970	4,080
Johnson & Johnson 4.90% 6/1/2031		4,175	4,319
Merck & Co., Inc. 1.70% 6/10/2027		3,093	2,966
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		1,375	1,386
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		7,942	7,921
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		5,622	5,311
Roche Holdings, Inc. 1.93% 12/13/2028 (e)		7,545	7,031

171	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	USD	765	$757
Roche Holdings, Inc. 2.607% 12/13/2051 (e)		645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		306	302
Stryker Corp. 4.85% 2/10/2030		1,235	1,260
Stryker Corp. 5.20% 2/10/2035		1,110	1,132
Takeda U.S. Financing, Inc. 5.20% 7/7/2035		12,074	12,080
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		26,824	27,874
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		4,431	4,460
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		3,720	4,063
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		2,935	3,327
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032		725	741
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		37,896	27,295
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,410	5,408
UnitedHealth Group, Inc. 4.80% 1/15/2030		395	401
UnitedHealth Group, Inc. 2.00% 5/15/2030		466	417
UnitedHealth Group, Inc. 4.95% 1/15/2032		1,910	1,935
UnitedHealth Group, Inc. 4.20% 5/15/2032		1,654	1,602
UnitedHealth Group, Inc. 5.15% 7/15/2034		15,956	16,125
UnitedHealth Group, Inc. 3.05% 5/15/2041		1,300	956
UnitedHealth Group, Inc. 4.25% 6/15/2048		960	772
UnitedHealth Group, Inc. 3.25% 5/15/2051		572	380
UnitedHealth Group, Inc. 5.625% 7/15/2054		10,472	10,165
UnitedHealth Group, Inc. 4.95% 5/15/2062		69	59
Viatris, Inc. 4.00% 6/22/2050		3,750	2,500
			454,479

Consumer discretionary 3.71%
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)		335	325
Amazon.com, Inc. 1.65% 5/12/2028		3,860	3,626
Amazon.com, Inc. 3.45% 4/13/2029		600	589
Amazon.com, Inc. 3.25% 5/12/2061		4,100	2,670
Amazon.com, Inc. 4.10% 4/13/2062		470	369
Atlas LuxCo 4 SARL 4.625% 6/1/2028 (e)		255	247
Bath & Body Works, Inc. 6.875% 11/1/2035		14,740	15,308
BMW US Capital, LLC 3.45% 4/1/2027 (e)		1,075	1,059
BMW US Capital, LLC 3.70% 4/1/2032 (e)		1,350	1,259
Carnival Corp. 6.125% 2/15/2033 (e)		4,115	4,213
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)		794	802
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (e)		3,567	3,523
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (e)		1,320	1,339
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (e)		832	855
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)		3,230	3,015
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (e)		565	578
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (e)		8,174	7,096
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (e)		430	437
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033 (e)		691	701
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (e)		246	247
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035 (e)		3,395	3,457
Ford Motor Co. 3.25% 2/12/2032		620	523
Ford Motor Credit Co., LLC 6.95% 3/6/2026		855	863
Ford Motor Credit Co., LLC 6.95% 6/10/2026		755	765
Ford Motor Credit Co., LLC 2.70% 8/10/2026		200	195
Ford Motor Credit Co., LLC 5.125% 11/5/2026		9,695	9,675
Ford Motor Credit Co., LLC 4.271% 1/9/2027		18,742	18,479
Ford Motor Credit Co., LLC 5.80% 3/5/2027		3,145	3,171
Ford Motor Credit Co., LLC 5.85% 5/17/2027		6,490	6,542
Ford Motor Credit Co., LLC 4.95% 5/28/2027		485	482
Ford Motor Credit Co., LLC 4.125% 8/17/2027		39,480	38,603

American Funds Insurance Series	172

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 3.815% 11/2/2027	USD	3,990	$3,853
Ford Motor Credit Co., LLC 7.35% 11/4/2027		7,549	7,842
Ford Motor Credit Co., LLC 5.918% 3/20/2028		24,035	24,284
Ford Motor Credit Co., LLC 6.80% 5/12/2028		2,030	2,099
Ford Motor Credit Co., LLC 6.798% 11/7/2028		762	790
Ford Motor Credit Co., LLC 2.90% 2/10/2029		1,065	969
Ford Motor Credit Co., LLC 5.80% 3/8/2029		6,740	6,756
Ford Motor Credit Co., LLC 5.113% 5/3/2029		9,854	9,639
Ford Motor Credit Co., LLC 5.303% 9/6/2029		5,407	5,312
Ford Motor Credit Co., LLC 7.35% 3/6/2030		10,668	11,266
Ford Motor Credit Co., LLC 7.20% 6/10/2030		1,015	1,069
Ford Motor Credit Co., LLC 6.05% 3/5/2031		3,960	3,953
Ford Motor Credit Co., LLC 3.625% 6/17/2031		1,215	1,070
Ford Motor Credit Co., LLC 7.122% 11/7/2033		688	714
General Motors Co. 6.125% 10/1/2025		13,888	13,913
General Motors Financial Co., Inc. 1.50% 6/10/2026		6,712	6,517
General Motors Financial Co., Inc. 2.35% 2/26/2027		9,771	9,420
General Motors Financial Co., Inc. 5.35% 1/7/2030		10,000	10,126
General Motors Financial Co., Inc. 5.45% 7/15/2030		8,013	8,129
General Motors Financial Co., Inc. 5.625% 4/4/2032		1,201	1,216
General Motors Financial Co., Inc. 5.90% 1/7/2035		2,888	2,905
Hanesbrands, Inc. 9.00% 2/15/2031 (e)		528	560
Home Depot, Inc. 2.95% 6/15/2029		1,966	1,882
Home Depot, Inc. 4.75% 6/25/2029		1,849	1,888
Home Depot, Inc. 4.85% 6/25/2031		2,559	2,626
Home Depot, Inc. 4.95% 6/25/2034		4,749	4,809
Home Depot, Inc. 4.50% 12/6/2048		1,915	1,644
Home Depot, Inc. 5.30% 6/25/2054		2,234	2,147
Hyatt Hotels Corp. 5.05% 3/30/2028		8,567	8,662
Hyundai Capital America 1.80% 10/15/2025 (e)		13,274	13,164
Hyundai Capital America 6.25% 11/3/2025 (e)		825	828
Hyundai Capital America 1.30% 1/8/2026 (e)		6,000	5,897
Hyundai Capital America 5.50% 3/30/2026 (e)		705	709
Hyundai Capital America 1.50% 6/15/2026 (e)		7,475	7,259
Hyundai Capital America 1.65% 9/17/2026 (e)		7,275	7,024
Hyundai Capital America 3.00% 2/10/2027 (e)		9,000	8,784
Hyundai Capital America 5.275% 6/24/2027 (e)		1,650	1,672
Hyundai Capital America 2.375% 10/15/2027 (e)		7,543	7,176
Hyundai Capital America 5.60% 3/30/2028 (e)		1,385	1,419
Hyundai Capital America 5.30% 6/24/2029 (e)		1,523	1,551
Hyundai Capital America 5.15% 3/27/2030 (e)		25,720	26,038
Hyundai Capital America 5.40% 6/24/2031 (e)		3,365	3,444
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)		3,695	3,622
Marriott International, Inc. 5.00% 10/15/2027		4,470	4,545
Marriott International, Inc. 4.90% 4/15/2029		653	665
Marriott International, Inc. 5.35% 3/15/2035		1,365	1,377
McDonald’s Corp. 5.00% 5/17/2029		1,305	1,342
McDonald’s Corp. 4.95% 3/3/2035		786	786
McDonald’s Corp. 4.45% 3/1/2047		3,535	2,991
McDonald’s Corp. 3.625% 9/1/2049		2,938	2,133
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)		267	245
Sands China, Ltd. 2.30% 3/8/2027		2,368	2,275
Toyota Motor Credit Corp. 3.375% 4/1/2030		4,954	4,737
Toyota Motor Credit Corp. 4.55% 5/17/2030		1,625	1,636
Toyota Motor Credit Corp. 5.55% 11/20/2030		690	727
Travel + Leisure Co. 6.625% 7/31/2026 (e)		675	683

173	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	USD	1,635	$1,642
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)		5,190	5,525
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)		410	407
			407,376

Energy 2.63%
Antero Resources Corp. 5.375% 3/1/2030 (e)		280	282
APA Corp. 4.25% 1/15/2030 (e)		2,465	2,361
Apache Corp. 4.625% 11/15/2025		645	644
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)		395	401
Baker Hughes Holdings, LLC 2.061% 12/15/2026		1,136	1,101
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		754	753
Cenovus Energy, Inc. 5.375% 7/15/2025		2,763	2,763
Cenovus Energy, Inc. 4.25% 4/15/2027		13,613	13,586
Cenovus Energy, Inc. 2.65% 1/15/2032		2,969	2,567
Cenovus Energy, Inc. 5.25% 6/15/2037		289	273
Cenovus Energy, Inc. 3.75% 2/15/2052		19	13
Chevron Corp. 2.954% 5/16/2026		3,365	3,327
Civitas Resources, Inc. 8.75% 7/1/2031 (e)		22,400	22,677
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)		268	283
Devon Energy Corp. 5.75% 9/15/2054		2,068	1,863
Diamondback Energy, Inc. 5.55% 4/1/2035		9,020	9,122
Ecopetrol SA 8.875% 1/13/2033		15,325	15,820
Energy Transfer, LP 5.25% 7/1/2029		979	1,003
Energy Transfer, LP 6.40% 12/1/2030		479	516
Eni SpA 5.50% 5/15/2034 (e)		359	362
Eni SpA 5.95% 5/15/2054 (e)		222	215
Enterprise Products Operating, LLC 4.95% 2/15/2035		1,465	1,461
EOG Resources, Inc. 5.95% 7/15/2055		5,080	5,177
Equinor ASA 3.625% 9/10/2028		4,928	4,862
Equinor ASA 3.125% 4/6/2030		20,000	19,094
Equinor ASA 3.25% 11/18/2049		5,687	3,979
Exxon Mobil Corp. 3.043% 3/1/2026		4,625	4,590
Exxon Mobil Corp. 3.452% 4/15/2051		6,510	4,620
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)		11,320	11,460
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)		1,470	1,493
Occidental Petroleum Corp. 6.625% 9/1/2030		5,120	5,417
Occidental Petroleum Corp. 5.55% 10/1/2034		5,200	5,106
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)		6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)		1,715	1,673
Oleoducto Central SA 4.00% 7/14/2027		350	341
Petroleos Mexicanos 6.875% 10/16/2025		5,000	4,998
Petroleos Mexicanos 4.50% 1/23/2026		1,158	1,143
Petroleos Mexicanos 6.875% 8/4/2026		2,965	2,968
Petroleos Mexicanos 6.49% 1/23/2027		20,653	20,562
Petroleos Mexicanos 6.50% 3/13/2027		35,154	34,932
Petroleos Mexicanos 6.50% 1/23/2029		2,404	2,354
Petroleos Mexicanos 8.75% 6/2/2029		14,185	14,705
Petroleos Mexicanos 6.84% 1/23/2030		11,164	10,793
Petroleos Mexicanos 5.95% 1/28/2031		4,681	4,236
Petroleos Mexicanos 6.70% 2/16/2032		15,755	14,652
Petroleos Mexicanos 6.50% 6/2/2041		645	480
Petroleos Mexicanos 6.375% 1/23/2045		259	184
Petroleos Mexicanos 6.75% 9/21/2047		4,589	3,327
Petroleos Mexicanos 6.35% 2/12/2048		352	245
Petroleos Mexicanos 7.69% 1/23/2050		5,874	4,624
Petroleos Mexicanos 6.95% 1/28/2060		6,406	4,607
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)		6,770	6,362

American Funds Insurance Series	174

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Shell Finance US, Inc. 2.75% 4/6/2030	USD	377	$354
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (e)		809	814
TotalEnergies Capital International SA 3.455% 2/19/2029		885	866
TotalEnergies Capital SA 5.275% 9/10/2054		6,805	6,377
			288,794

Industrials 1.88%
ADT Security Corp. 4.125% 8/1/2029 (e)		510	493
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041 (e)		730	550
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)		565	398
Air Lease Corp. 2.875% 1/15/2026		10,172	10,070
Air Lease Corp. 2.20% 1/15/2027		4,341	4,204
Air Lease Corp. 5.20% 7/15/2031		3,650	3,732
BAE Systems PLC 5.00% 3/26/2027 (e)		1,200	1,214
BAE Systems PLC 5.125% 3/26/2029 (e)		3,482	3,570
BAE Systems PLC 5.25% 3/26/2031 (e)		2,156	2,230
BAE Systems PLC 5.30% 3/26/2034 (e)		570	583
Boeing Co. (The) 2.75% 2/1/2026		11,211	11,085
Boeing Co. (The) 2.196% 2/4/2026		9,781	9,630
Boeing Co. (The) 2.70% 2/1/2027		6,473	6,294
Boeing Co. (The) 5.04% 5/1/2027		13,539	13,646
Boeing Co. (The) 6.259% 5/1/2027		4,214	4,337
Boeing Co. (The) 3.25% 2/1/2028		11,810	11,457
Boeing Co. (The) 3.25% 3/1/2028		1,925	1,861
Boeing Co. (The) 6.298% 5/1/2029		1,507	1,594
Boeing Co. (The) 5.15% 5/1/2030		25,342	25,812
Boeing Co. (The) 3.625% 2/1/2031		751	708
Boeing Co. (The) 6.388% 5/1/2031		5,632	6,055
Boeing Co. (The) 6.528% 5/1/2034		1,381	1,501
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,066	1,029
Canadian Pacific Railway Co. 3.00% 12/2/2041		578	421
Canadian Pacific Railway Co. 3.10% 12/2/2051		1,801	1,185
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)		1,260	1,270
CSX Corp. 4.10% 11/15/2032		1,886	1,830
CSX Corp. 5.20% 11/15/2033		1,333	1,379
CSX Corp. 4.50% 11/15/2052		4,470	3,773
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)		978	1,003
General Dynamics Corp. 3.75% 5/15/2028		479	477
General Dynamics Corp. 3.625% 4/1/2030		387	377
L3Harris Technologies, Inc. 5.40% 7/31/2033		1,126	1,157
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)		13,205	13,260
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)		2,690	2,655
Norfolk Southern Corp. 5.05% 8/1/2030		1,734	1,793
Norfolk Southern Corp. 5.35% 8/1/2054		1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033		2,909	2,901
Northrop Grumman Corp. 4.95% 3/15/2053		1,124	1,011
Republic Services, Inc. 2.375% 3/15/2033		1,635	1,398
Republic Services, Inc. 5.00% 4/1/2034		15	15
RTX Corp. 5.75% 11/8/2026		550	560
RTX Corp. 3.125% 5/4/2027		4,551	4,464
RTX Corp. 4.125% 11/16/2028		4,974	4,956
RTX Corp. 5.75% 1/15/2029		410	430
RTX Corp. 6.00% 3/15/2031		550	591
RTX Corp. 2.375% 3/15/2032		451	393
RTX Corp. 6.10% 3/15/2034		401	434
RTX Corp. 2.82% 9/1/2051		665	411
RTX Corp. 3.03% 3/15/2052		1,190	764
RTX Corp. 6.40% 3/15/2054		1,006	1,104

175	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	USD	2,550	$2,254
Triton Container International, Ltd. 3.15% 6/15/2031 (e)		2,482	2,156
Union Pacific Corp. 2.15% 2/5/2027		2,213	2,150
Union Pacific Corp. 2.40% 2/5/2030		4,454	4,109
Union Pacific Corp. 2.375% 5/20/2031		2,298	2,067
Union Pacific Corp. 2.80% 2/14/2032		5,244	4,733
Union Pacific Corp. 5.10% 2/20/2035		2,104	2,141
Union Pacific Corp. 2.95% 3/10/2052		1,405	897
Union Pacific Corp. 5.60% 12/1/2054		470	468
United Rentals (North America), Inc. 5.50% 5/15/2027		2,500	2,502
Veralto Corp. 5.50% 9/18/2026		350	354
Veralto Corp. 5.35% 9/18/2028		2,450	2,526
Veralto Corp. 5.45% 9/18/2033		1,680	1,734
Waste Management, Inc. 1.50% 3/15/2031		419	358
Waste Management, Inc. 4.80% 3/15/2032		4,135	4,200
			206,108

Communication services 1.64%
AT&T, Inc. 1.70% 3/25/2026		17,807	17,453
AT&T, Inc. 1.65% 2/1/2028		4,700	4,410
AT&T, Inc. 4.30% 2/15/2030		15,940	15,893
AT&T, Inc. 2.55% 12/1/2033		12,748	10,673
AT&T, Inc. 5.40% 2/15/2034		442	455
AT&T, Inc. 4.50% 5/15/2035		174	166
CCO Holdings, LLC 5.125% 5/1/2027 (e)		4,800	4,788
CCO Holdings, LLC 4.75% 2/1/2032 (e)		1,265	1,201
CCO Holdings, LLC 4.25% 1/15/2034 (e)		3,875	3,452
Charter Communications Operating, LLC 6.10% 6/1/2029		1,360	1,424
Charter Communications Operating, LLC 2.80% 4/1/2031		6,057	5,403
Charter Communications Operating, LLC 4.40% 4/1/2033		1,092	1,029
Charter Communications Operating, LLC 5.75% 4/1/2048		5,000	4,550
Charter Communications Operating, LLC 4.80% 3/1/2050		5,134	4,111
Charter Communications Operating, LLC 3.70% 4/1/2051		2,519	1,679
Charter Communications Operating, LLC 3.90% 6/1/2052		6,148	4,223
Charter Communications Operating, LLC 5.25% 4/1/2053		1,065	905
Comcast Corp. 3.15% 2/15/2028		7,200	7,015
Comcast Corp. 4.55% 1/15/2029		1,610	1,628
Comcast Corp. 4.80% 5/15/2033		1,841	1,838
Comcast Corp. 2.887% 11/1/2051		18	11
Comcast Corp. 5.65% 6/1/2054		3,313	3,222
Comcast Corp. 5.50% 5/15/2064		250	233
Netflix, Inc. 4.90% 8/15/2034		645	658
Netflix, Inc. 5.40% 8/15/2054		127	125
News Corp. 5.125% 2/15/2032 (e)		1,300	1,273
SBA Tower Trust 1.631% 11/15/2026 (e)		6,741	6,470
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)		675	649
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)		12,000	10,674
T-Mobile USA, Inc. 2.625% 4/15/2026		4,416	4,350
T-Mobile USA, Inc. 3.75% 4/15/2027		5,000	4,950
T-Mobile USA, Inc. 4.95% 3/15/2028		705	717
T-Mobile USA, Inc. 4.80% 7/15/2028		175	177
T-Mobile USA, Inc. 4.85% 1/15/2029		2,725	2,764
T-Mobile USA, Inc. 3.875% 4/15/2030		4,500	4,372
T-Mobile USA, Inc. 2.875% 2/15/2031		14,691	13,378
T-Mobile USA, Inc. 5.125% 5/15/2032		4,970	5,070
T-Mobile USA, Inc. 5.05% 7/15/2033		832	838
T-Mobile USA, Inc. 5.75% 1/15/2034		730	765
T-Mobile USA, Inc. 3.00% 2/15/2041		2,100	1,538

American Funds Insurance Series	176

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD	920	$937
T-Mobile USA, Inc. 5.50% 1/15/2055		406	385
Verizon Communications, Inc. 1.75% 1/20/2031		9,144	7,882
Verizon Communications, Inc. 2.55% 3/21/2031		5,047	4,528
Verizon Communications, Inc. 2.355% 3/15/2032		2,775	2,393
Verizon Communications, Inc. 4.78% 2/15/2035		1,552	1,513
Verizon Communications, Inc. 3.55% 3/22/2051		625	447
Verizon Communications, Inc. 3.875% 3/1/2052		4,006	2,983
Vodafone Group PLC 4.25% 9/17/2050		3,050	2,379
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		1,126	1,051
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		112	84
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)		490	419
			179,531

Consumer staples 1.54%
Altria Group, Inc. 4.40% 2/14/2026		4,585	4,582
Altria Group, Inc. 4.875% 2/4/2028		1,330	1,349
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		4,715	4,683
BAT Capital Corp. 3.557% 8/15/2027		9,271	9,125
BAT Capital Corp. 2.259% 3/25/2028		2,353	2,227
BAT Capital Corp. 6.343% 8/2/2030		2,210	2,383
BAT Capital Corp. 4.742% 3/16/2032		2,675	2,661
BAT Capital Corp. 5.35% 8/15/2032		18,664	19,102
BAT Capital Corp. 6.421% 8/2/2033		4,665	5,069
BAT Capital Corp. 5.625% 8/15/2035		12,170	12,389
BAT Capital Corp. 7.079% 8/2/2043		1,323	1,458
BAT Capital Corp. 5.65% 3/16/2052		120	112
BAT International Finance PLC 1.668% 3/25/2026		4,070	3,986
BAT International Finance PLC 4.448% 3/16/2028		2,925	2,930
Campbell’s Co. (The) 5.20% 3/21/2029		726	744
Constellation Brands, Inc. 3.50% 5/9/2027		7,500	7,384
Constellation Brands, Inc. 4.35% 5/9/2027		890	891
Constellation Brands, Inc. 4.80% 5/1/2030		1,618	1,632
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,289
Constellation Brands, Inc. 4.75% 5/9/2032		1,978	1,966
Constellation Brands, Inc. 4.90% 5/1/2033		2,807	2,783
H.J. Heinz Co. 4.875% 10/1/2049		2,725	2,342
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)		12,545	12,546
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		3,110	2,853
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		685	554
Mars, Inc. 4.80% 3/1/2030 (e)		4,670	4,733
Mars, Inc. 5.00% 3/1/2032 (e)		3,640	3,690
Mars, Inc. 5.20% 3/1/2035 (e)		15,670	15,866
Mars, Inc. 5.65% 5/1/2045 (e)		2,371	2,378
Mars, Inc. 5.70% 5/1/2055 (e)		13,235	13,212
Mondelez International, Inc. 4.75% 8/28/2034		5,520	5,459
Philip Morris International, Inc. 4.875% 2/13/2026		2,508	2,514
Philip Morris International, Inc. 5.25% 9/7/2028		2,800	2,881
Philip Morris International, Inc. 5.125% 2/15/2030		982	1,011
Philip Morris International, Inc. 5.50% 9/7/2030		4,565	4,774
Philip Morris International, Inc. 4.75% 11/1/2031		830	837
Philip Morris International, Inc. 5.375% 2/15/2033		1,644	1,699
Walmart, Inc. 4.10% 4/15/2033		1,206	1,178
Walmart, Inc. 4.50% 4/15/2053		1,416	1,241
			168,513

177	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 0.82%
American Tower Corp. 3.65% 3/15/2027	USD	1,375	$1,359
Boston Properties, LP 2.90% 3/15/2030		4,630	4,256
Boston Properties, LP 3.25% 1/30/2031		463	425
Boston Properties, LP 2.55% 4/1/2032		1,674	1,413
Boston Properties, LP 2.45% 10/1/2033		1,335	1,067
Boston Properties, LP 6.50% 1/15/2034		10,849	11,621
Boston Properties, LP 5.75% 1/15/2035		11,874	11,957
COPT Defense Properties, LP 2.00% 1/15/2029		1,139	1,038
COPT Defense Properties, LP 2.75% 4/15/2031		1,547	1,369
COPT Defense Properties, LP 2.90% 12/1/2033		564	464
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)		395	350
Crown Castle, Inc. 5.00% 1/11/2028		4,874	4,924
Equinix, Inc. 2.90% 11/18/2026		2,762	2,708
Equinix, Inc. 3.20% 11/18/2029		887	842
Equinix, Inc. 3.90% 4/15/2032		1,155	1,094
FibraSOMA 4.375% 7/22/2031 (e)		1,475	1,152
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)		1,755	1,743
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)		2,755	2,626
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)		3,135	2,895
Iron Mountain, Inc. 5.25% 3/15/2028 (e)		3,020	3,009
Iron Mountain, Inc. 5.25% 7/15/2030 (e)		675	666
Iron Mountain, Inc. 6.25% 1/15/2033 (e)		4,395	4,522
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030		2,097	2,112
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)		4,683	4,900
Prologis, LP 4.875% 6/15/2028		1,040	1,061
Prologis, LP 4.75% 6/15/2033		1,409	1,406
Prologis, LP 5.125% 1/15/2034		6,175	6,254
Prologis, LP 5.00% 3/15/2034		360	361
Prologis, LP 5.25% 6/15/2053		117	110
Service Properties Trust 3.95% 1/15/2028		1,710	1,581
Service Properties Trust 8.625% 11/15/2031 (e)		3,040	3,266
VICI Properties, LP 4.75% 2/15/2028		6,844	6,884
			89,435

Information technology 0.77%
Analog Devices, Inc. 2.10% 10/1/2031		270	236
Analog Devices, Inc. 5.05% 4/1/2034		717	735
Analog Devices, Inc. 2.80% 10/1/2041		521	379
Broadcom Corp. 3.875% 1/15/2027		5,966	5,927
Broadcom, Inc. 5.05% 7/12/2027		2,545	2,582
Broadcom, Inc. 4.00% 4/15/2029 (e)		609	601
Broadcom, Inc. 5.05% 7/12/2029		2,177	2,230
Broadcom, Inc. 5.15% 11/15/2031		5,186	5,337
Broadcom, Inc. 4.15% 4/15/2032 (e)		630	607
Broadcom, Inc. 3.469% 4/15/2034 (e)		11,652	10,413
Broadcom, Inc. 4.80% 10/15/2034		1,063	1,051
Broadcom, Inc. 3.137% 11/15/2035 (e)		847	715
Broadcom, Inc. 4.926% 5/15/2037 (e)		2,879	2,796
Cisco Systems, Inc. 4.95% 2/26/2031		991	1,020
Cisco Systems, Inc. 5.05% 2/26/2034		843	863
Cisco Systems, Inc. 5.10% 2/24/2035		2,675	2,739
Cisco Systems, Inc. 5.30% 2/26/2054		784	761
Fair Isaac Corp. 6.00% 5/15/2033 (e)		1,300	1,315
Microchip Technology, Inc. 5.05% 3/15/2029		4,350	4,421
Oracle Corp. 1.65% 3/25/2026		4,867	4,768
Oracle Corp. 4.80% 8/3/2028		615	625
Oracle Corp. 5.25% 2/3/2032		1,340	1,375
Oracle Corp. 5.50% 8/3/2035		2,374	2,428

American Funds Insurance Series	178

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
ServiceNow, Inc. 1.40% 9/1/2030	USD	726	$630
Synopsys, Inc. 5.15% 4/1/2035		21,470	21,649
Synopsys, Inc. 5.70% 4/1/2055		8,055	8,015
			84,218

Materials 0.55%
Air Products and Chemicals, Inc. 2.70% 5/15/2040		2,911	2,120
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		138	141
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)		700	555
Celanese US Holdings, LLC 6.415% 7/15/2027		6,297	6,525
Celanese US Holdings, LLC 6.85% 11/15/2028		3,575	3,759
Celanese US Holdings, LLC 6.58% 7/15/2029		8,862	9,242
Celanese US Holdings, LLC 7.05% 11/15/2030		4,530	4,771
Celanese US Holdings, LLC 6.629% 7/15/2032		800	839
Celanese US Holdings, LLC 7.20% 11/15/2033		1,031	1,095
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)		834	846
Dow Chemical Co. (The) 5.15% 2/15/2034		452	452
Dow Chemical Co. (The) 5.35% 3/15/2035		199	198
Dow Chemical Co. (The) 5.55% 11/30/2048		142	130
Dow Chemical Co. (The) 6.90% 5/15/2053		62	67
Dow Chemical Co. (The) 5.60% 2/15/2054		504	459
Methanex Corp. 5.125% 10/15/2027		510	509
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)		205	217
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)		425	409
OCI NV 6.70% 3/16/2033 (e)		950	1,052
POSCO 5.75% 1/17/2028 (e)		745	766
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030		25,776	26,281
			60,433
Total corporate bonds, notes & loans			3,620,419

U.S. Treasury bonds & notes 19.60%
U.S. Treasury 18.98%
U.S. Treasury 3.00% 7/15/2025		97,643	97,593
U.S. Treasury 5.00% 9/30/2025		1,090	1,092
U.S. Treasury 5.00% 10/31/2025		27,980	28,042
U.S. Treasury 2.25% 11/15/2025		6,785	6,734
U.S. Treasury 4.25% 12/31/2025		4,994	4,995
U.S. Treasury 3.625% 5/15/2026		1,926	1,919
U.S. Treasury 4.625% 6/30/2026		198	199
U.S. Treasury 4.375% 7/31/2026		271	272
U.S. Treasury 0.75% 8/31/2026		8,871	8,551
U.S. Treasury 4.625% 11/15/2026		3,589	3,625
U.S. Treasury 4.00% 1/15/2027		3,741	3,750
U.S. Treasury 1.875% 2/28/2027		4,000	3,877
U.S. Treasury 2.625% 5/31/2027		43,530	42,635
U.S. Treasury 3.875% 5/31/2027		29,928	30,048
U.S. Treasury 3.75% 6/30/2027		233,196	233,351
U.S. Treasury 2.25% 11/15/2027		105,830	102,343
U.S. Treasury 6.125% 11/15/2027		24,000	25,319
U.S. Treasury 1.125% 2/29/2028		9,895	9,253
U.S. Treasury 4.00% 2/29/2028		4,750	4,786
U.S. Treasury 3.625% 3/31/2028		13	13
U.S. Treasury 3.875% 6/15/2028		90,271	90,747
U.S. Treasury 1.00% 7/31/2028		5,630	5,190
U.S. Treasury 1.125% 8/31/2028		13,555	12,516
U.S. Treasury 5.25% 11/15/2028		5,700	5,973
U.S. Treasury 2.375% 5/15/2029		4,070	3,872

179	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 7/31/2029	USD	334		$337
U.S. Treasury 3.875% 12/31/2029		44,049		44,235
U.S. Treasury 3.75% 5/31/2030		13,300		13,270
U.S. Treasury 4.00% 5/31/2030		23,286		24,077
U.S. Treasury 3.875% 6/30/2030		207,879		208,683
U.S. Treasury 4.125% 8/31/2030		11,215		11,377
U.S. Treasury 4.875% 10/31/2030		92,133		96,710
U.S. Treasury 4.125% 10/31/2031		1,408		1,423
U.S. Treasury 4.125% 11/30/2031		985		995
U.S. Treasury 4.00% 6/30/2032		39,211		39,233
U.S. Treasury 4.125% 11/15/2032		114		115
U.S. Treasury 4.375% 5/15/2034		100		102
U.S. Treasury 3.875% 8/15/2034		6,145		6,000
U.S. Treasury 4.25% 5/15/2035 (i)		217,126		217,415
U.S. Treasury 4.25% 5/15/2039 (i)		125,497		122,211
U.S. Treasury 1.375% 11/15/2040		24,540		15,629
U.S. Treasury 1.875% 2/15/2041		24,272		16,696
U.S. Treasury 4.75% 2/15/2041		75,066		76,057
U.S. Treasury 2.00% 11/15/2041		57		39
U.S. Treasury 2.375% 2/15/2042		2,701		1,964
U.S. Treasury 3.25% 5/15/2042		10,848		8,972
U.S. Treasury 5.00% 5/15/2045		108,592		111,536
U.S. Treasury 3.00% 2/15/2049		124,633		91,812
U.S. Treasury 2.875% 5/15/2049		19,228		13,799
U.S. Treasury 2.875% 5/15/2052		990		697
U.S. Treasury 4.00% 11/15/2052		7,328		6,412
U.S. Treasury 4.125% 8/15/2053		213		190
U.S. Treasury 4.625% 2/15/2055 (i)		228,046		221,971
U.S. Treasury 4.75% 5/15/2055		2,905		2,888
				2,081,540

U.S. Treasury inflation-protected securities 0.62%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (j)		5,495		5,493
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (j)		6,045		5,977
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (j)		11,474		11,488
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (j)		5,974		6,073
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (j)		—	(c)	—	(c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (j)		2,337		1,852
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (j)		13,940		12,763
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (j)		24,528		23,721
				67,367
Total U.S. Treasury bonds & notes				2,148,907

Asset-backed obligations 5.42%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (a)(e)		4		4
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)		9,848		9,853
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)		11,785		11,841
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)		3,485		3,502
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (a)(e)		200		200
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)		2,787		2,789
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)		431		434
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028 (a)(e)		1,843		1,846
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(e)		2,622		2,611
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(e)		396		394
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)		581		575
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)		2,613		2,562
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)		4,926		4,986

American Funds Insurance Series	180

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	USD	13,550	$13,516
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (a)(e)		2,563	2,557
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)		2,427	2,400
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)		623	617
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)		1,279	1,271
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)		3,445	3,347
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)		531	515
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)		193	187
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)		6,724	6,864
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)		1,348	1,365
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)		5,059	5,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)		4,665	4,795
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)		5,541	5,594
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)		208	203
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(e)		3,080	2,892
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)		354	333
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)		1,183	1,185
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)		160	161
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)		266	267
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)		2,571	2,575
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)		1,400	1,413
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)		6,424	6,450
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)		13,328	13,517
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (a)(e)		27	27
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)		388	391
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)		65	63
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)		172	177
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)		13,731	12,661
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)		5,358	4,964
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)		597	561
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)		196	189
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)		18,497	18,303
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)		1,907	1,765
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)		3,362	3,327
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)		364	328
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)		5,994	5,770
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)		1,898	1,785
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)		14,984	15,034
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)		6,572	6,618
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)		622	630
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)		1,556	1,568
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)		799	817
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)		6,872	6,882
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)		1,538	1,432
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)		3,114	2,902
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)		285	261
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)		1,237	1,241
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)		1,076	1,077
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (a)(e)		921	920
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)		1,107	1,108
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (a)(e)		166	165
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(e)		819	832
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(e)		846	881
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)		262	241
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)		2,594	2,605
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)		9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)		897	896
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)		260	260
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)		10,564	10,643

181	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	USD	7,961	$8,088
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)		4,046	4,075
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)		1,218	1,199
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (a)		34	34
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)		3,989	4,012
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)		418	421
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)		271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)		758	774
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)		462	470
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)		1,014	1,105
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(e)		561	562
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)		312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)		454	463
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)		307	309
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)		703	707
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)		597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)		4,218	4,283
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)		5,833	5,860
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)		1,411	1,330
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)		1,071	986
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)		119	109
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)		1,838	1,756
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)		6,720	6,222
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)		1,869	1,743
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)		1,574	1,458
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027 (a)(e)		1,197	1,198
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(e)		1,079	1,080
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)		1,053	1,056
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)		561	567
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)		507	519
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)		2,399	2,398
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)		1,521	1,536
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)		457	457
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)		101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)		434	436
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)		320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)		4,815	4,929
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)		2,703	2,806
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)		3,984	4,173
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)		1,600	1,616
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030 (a)(e)		948	977
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)		330	334
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)		1,174	1,122
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)		17,770	17,097
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)		1,264	1,209
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)		859	824
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)		3,007	3,057
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)		190	191
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)		188	189
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)		9,124	9,145
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)		139	140
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)		160	163
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(e)		84	84
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(e)		296	297
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)		438	440
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)		993	997
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)		775	776
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)		615	618
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)		848	861
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)		1,361	1,375
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)		3,223	3,300

American Funds Insurance Series	182

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	USD	714	$732
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)		623	632
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)		483	502
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)		123	126
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)		1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)		698	704
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)		7,005	7,052
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(e)		8,461	8,466
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)		7,140	7,186
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)		1,609	1,449
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)		940	842
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)		598	541
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)		3,380	3,163
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.404% 3/15/2057 (a)(b)(e)		16,395	16,301
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)		165	154
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)		2,818	2,652
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)		6,417	6,005
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(b)(e)		2,117	2,107
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)		50,765	47,836
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (a)(b)(e)		121	122
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)		598	603
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)		5,287	5,313
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)		2,314	2,303
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)		482	480
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)		2,782	2,783
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)		3,502	3,530
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (a)(e)		1,721	1,720
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.454% 8/16/2027 (a)(b)(e)		1,393	1,394
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)		1,710	1,725
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)		4,558	4,589
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028 (a)(e)		909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)		4,870	4,861
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)		1,652	1,661
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027 (a)(e)		5,088	5,119
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.684% 7/25/2051 (a)(b)(e)		179	179
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027 (a)		215	214
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)		1,700	1,702
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027 (a)		512	510
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)		585	586
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)		630	630
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)		700	709
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)		4,791	4,803
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)		2,182	2,198
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)		558	562
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)		361	368
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)		2,186	2,050
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)		403	375
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)		646	663
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (a)(b)(e)		713	721
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)		6,704	6,788
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)		1,899	1,772
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)		1,667	1,612
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)		181	178
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)		462	443
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)		529	506

183	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	USD	995	$961
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)		1,950	1,838
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)		792	760
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)		1,532	1,433
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)		4,739	4,364
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)		265	244
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)		4,000	3,736
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)		3,293	3,096
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)		99	89
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)		7,680	7,145
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)		2,674	2,445
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)		260	236
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)		7,985	8,003
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)		5,380	5,466
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026 (a)(e)		206	206
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(e)		2,559	2,565
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)		3,052	3,070
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)		1,175	1,182
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)		2,219	2,251
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)		1,236	1,267
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(e)		12,088	12,160
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)		9,695	9,747
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)		273	274
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)		232	235
			594,080
Municipals 1.46%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034		2,100	2,439

Illinois 1.30%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		31,050	28,815
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		8,945	8,386
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		2,500	2,457
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		102,799	103,195
			142,917

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		7,500	7,714

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		4,075	2,784

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		4,510	4,411
Total municipals			160,265

Bonds & notes of governments & government agencies outside the U.S. 1.06%
Chile (Republic of) 4.00% 1/31/2052		580	448

American Funds Insurance Series	184

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 7.50% 2/2/2034	USD	2,530	$2,522
Dominican Republic 5.95% 1/25/2027 (e)		8,100	8,190
Dominican Republic 7.05% 2/3/2031 (e)		680	714
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR	10,830	12,114
Greece (Hellenic Republic of) 0.75% 6/18/2031		9,600	10,071
Greece (Hellenic Republic of) 4.25% 6/15/2033		23,825	30,443
Japan 3.10% 3/20/2065	JPY	1,968,100	13,705
Japan, Series 86, 2.40% 3/20/2055		1,908,300	12,173
Paraguay (Republic of) 5.00% 4/15/2026	USD	285	285
Poland (Republic of) 5.75% 11/16/2032		555	587
Poland (Republic of) 4.875% 10/4/2033		830	826
United Mexican States 6.00% 5/13/2030		2,960	3,067
United Mexican States 6.00% 5/7/2036		14,755	14,599
United Mexican States 6.875% 5/13/2037		3,200	3,345
United Mexican States 7.375% 5/13/2055		3,090	3,197
			116,286
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 4/24/2026		11,910	11,725
Total bonds, notes & other debt instruments (cost: $10,550,957,000)			10,443,759

Common stocks 0.00%		Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)		555	13
FORESEA Holding SA, Class B (e)		61	1
Total common stocks (cost: $9,000)			14

Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)(l)		7,457,964	745,797
Total short-term securities (cost: $745,710,000)			745,797
Total investment securities 102.04% (cost: $11,296,676,000)			11,189,570
Other assets less liabilities (2.04)%			(224,007)
Net assets 100.00%			$10,965,563

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	33	8/1/2025	USD	13,156	$(29)
30 Day Federal Funds Futures	Long	380	9/2/2025		151,569	(11)
3 Month SOFR Futures	Long	3,768	9/17/2025		901,164	(132)
3 Month SOFR Futures	Short	7,493	3/18/2026		(1,804,502)	(2,876)
2 Year U.S. Treasury Note Futures	Long	7,288	10/3/2025		1,516,075	3,980
5 Year U.S. Treasury Note Futures	Long	14,759	10/3/2025		1,608,731	16,573
10 Year Euro-Bund Futures	Short	399	9/10/2025		(61,171)	317
10 Year Japanese Government Bond Futures	Short	76	9/22/2025		(73,369)	(249)

185	American Funds Insurance Series

The Bond Fund of America® (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year U.S. Treasury Note Futures	Long	5,413	9/30/2025	USD	606,933	$11,168
10 Year Ultra U.S. Treasury Note Futures	Long	472	9/30/2025		53,933	986
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2025		1,963	55
30 Year Ultra U.S. Treasury Bond Futures	Long	2,688	9/30/2025		320,208	11,557
						$41,339

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2025 (000)
EUR	15,927	USD	18,685	HSBC Bank	7/1/2025	$78
USD	18,048	EUR	15,927	BNP Paribas	7/1/2025	(715)
BRL	24,015	USD	4,192	Citibank	7/14/2025	212
USD	39,177	EUR	34,264	BNP Paribas	7/15/2025	(1,228)
JPY	7,850,983	USD	54,424	Citibank	7/16/2025	200
JPY	1,271,230	USD	8,809	Goldman Sachs	7/16/2025	36
USD	7,336	EUR	6,377	Bank of America	7/16/2025	(185)
JPY	3,901,364	EUR	23,501	JPMorgan Chase	7/16/2025	(571)
USD	84,956	JPY	12,198,797	JPMorgan Chase	7/17/2025	71
JPY	1,414,255	USD	9,801	Goldman Sachs	7/17/2025	40
USD	8,718	JPY	1,259,985	JPMorgan Chase	7/17/2025	(49)
USD	11,977	JPY	1,738,295	UBS AG	7/28/2025	(135)
USD	18,735	EUR	15,927	HSBC Bank	8/11/2025	(81)
						$(2,327)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2025 (000)	(received) (000)	at 6/30/2025 (000)
4.4555%	Annual	SOFR	Annual	12/6/2025	USD	35,525	$25	$—	$25
SOFR	Annual	4.186%	Annual	2/18/2027	USD	30,500	(287)	—	(287)
SOFR	Annual	3.39981%	Annual	3/31/2027	USD	88,200	211	—	211
SOFR	Annual	3.62%	Annual	6/30/2027	USD	40,816	(163)	—	(163)
3.998%	Annual	SOFR	Annual	12/4/2028	USD	40,040	770	—	770
SOFR	Annual	3.945%	Annual	5/31/2029	USD	20,090	(401)	—	(401)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD	11,993	44	—	44
SOFR	Annual	3.4445%	Annual	10/7/2029	USD	6,052	(12)	—	(12)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD	6,052	(18)	—	(18)
SOFR	Annual	3.455%	Annual	10/7/2029	USD	12,103	(23)	—	(23)
SOFR	Annual	3.552%	Annual	10/7/2029	USD	4,000	(23)	—	(23)
SOFR	Annual	3.543%	Annual	10/7/2029	USD	6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD	12,103	(69)	—	(69)
American Funds Insurance Series	186

The Bond Fund of America® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2025 (000)	(received) (000)	at 6/30/2025 (000)
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	$(684)	$—	$(684)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	(170)	—	(170)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	(170)	—	(170)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	(46)	—	(46)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	(86)	—	(86)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	(87)	—	(87)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	(165)	—	(165)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	(81)	—	(81)
SOFR	Annual	3.762%	Annual	4/30/2032	USD26,088	(412)	—	(412)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	18	—	18
SOFR	Annual	3.871%	Annual	3/4/2034	USD25,128	(459)	—	(459)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	396	—	396
						$(1,925)	$—	$(1,925)

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	Amount (000)		6/30/2025 (000)	(received) (000)	at 6/30/2025 (000)
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	160,970	$1,615	$—	$1,615
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	88,380	773	—	773
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	19,180	191	—	191
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	76,120	126	—	126
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	56,000	67	—	67
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	77,000	24	—	24
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	41,300	10	—	10
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	36,820	(5)	—	(5)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	41,300	(6)	—	(6)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	25,300	(123)	—	(123)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	38,509	(174)	—	(174)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	38,753	(176)	—	(176)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	38,500	(191)	—	(191)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	77,020	(351)	—	(351)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	76,900	(357)	—	(357)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	75,919	(378)	—	(378)
								$1,045	$—	$1,045

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD	94,715	$(7,109)	$(4,510)	$(2,599)

187	American Funds Insurance Series

The Bond Fund of America® (continued)

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)		Value at 6/30/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD	48,163	$1,065	$604	$461

Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)	$730,121	$2,295,601	$2,279,811	$94	$(208)	$745,797	$16,350

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(c)	Amount less than one thousand.
(d)	Represents securities transacted on a TBA basis.
(e)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,833,396,000, which represented 16.72% of the net assets of the fund.
(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,595,000, which represented 0.07% of the net assets of the fund.
(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $79,661,000, which represented 0.73% of the net assets of the fund.
(j)	Index-linked bond whose principal amount moves with a government price index.
(k)	Rate represents the seven-day yield at 6/30/2025.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

Assn. = Association

Auth. = Authority

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

GO = General Obligation

ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®

Investment portfolio June 30, 2025	unaudited

Bonds, notes & other debt instruments 96.14%	Principal amount (000)		Value (000)
Euros 22.44%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR	2,800	$3,053
Albania (Republic of) 4.75% 2/14/2035		2,290	2,700
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)		500	653
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)		100	126
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)		680	813
Altria Group, Inc. 3.125% 6/15/2031		800	929
American Tower Corp. 0.45% 1/15/2027		2,525	2,887
American Tower Corp. 0.875% 5/21/2029		1,470	1,605
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027		2,000	2,301
AT&T, Inc. 1.60% 5/19/2028		2,350	2,699
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)		1,000	1,218
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)		900	1,126
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)		700	892
Bank Gospodarstwa Krajowego 4.25% 9/13/2044		290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)		5,000	6,058
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)		2,800	3,353
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034		880	1,019
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050		2,730	2,104
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054		880	923
BPCE SA 4.50% 1/13/2033		1,400	1,742
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)		900	1,115
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)		4,980	5,840
Coca-Cola Co. 3.375% 8/15/2037		155	179
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)		1,900	2,365
Croatia (Republic of) 3.25% 2/11/2037		1,005	1,160
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)		4,000	4,422
Deutsche Telekom AG 3.25% 6/4/2035		1,990	2,316
Deutsche Telekom International Finance BV 7.50% 1/24/2033		200	302
Egypt (Arab Republic of) 5.625% 4/16/2030		300	327
Electricite de France SA 4.25% 1/25/2032		1,300	1,605
Electricite de France SA 4.00% 5/7/2037		500	587
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)		1,400	1,607
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)		1,200	1,558
Enel Finance International NV 4.00% 2/20/2031		465	572
Engie SA 3.875% 1/6/2031		1,000	1,226
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031		1,375	1,605
Equinor ASA 1.375% 5/22/2032		3,650	3,850
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027) (a)		1,540	2,084
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029) (a)		475	602
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)		240	308
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)		2,030	2,543
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)		1,375	1,592
European Investment Bank 0.25% 1/20/2032		2,075	2,100
European Investment Bank 1.50% 6/15/2032		1,000	1,093
European Investment Bank 2.875% 1/12/2033		4,500	5,359
European Investment Bank 2.875% 1/15/2035		395	465
European Union 0.25% 10/22/2026		610	703
European Union 2.875% 12/6/2027		1,060	1,272
European Union 2.875% 10/5/2029		170	204
European Union 3.125% 12/4/2030		190	231
European Union 0% 7/4/2031		705	712
European Union 3.25% 7/4/2034		380	458
European Union 0% 7/4/2035		220	192
European Union 3.75% 10/12/2045		425	502
European Union 0.70% 7/6/2051		3,000	1,785

189	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
European Union 3.375% 10/5/2054	EUR	540	$580
Finland (Republic of) 3.00% 9/15/2033		2,370	2,827
Ford Motor Credit Co., LLC 3.622% 7/27/2028		960	1,132
French Republic O.A.T. 0.75% 2/25/2028		980	1,114
French Republic O.A.T. 2.75% 2/25/2029		1,790	2,139
French Republic O.A.T. 0% 11/25/2030		19,550	20,032
French Republic O.A.T. 0% 5/25/2032		2,120	2,055
French Republic O.A.T. 2.00% 11/25/2032		3,170	3,506
French Republic O.A.T. 3.00% 5/25/2033		1,920	2,260
French Republic O.A.T. 3.00% 11/25/2034		4,430	5,134
French Republic O.A.T. 0.50% 5/25/2040		600	454
French Republic O.A.T. 0.75% 5/25/2052		360	202
French Republic O.A.T. 3.75% 5/25/2056		810	902
Germany (Federal Republic of) 0% 10/9/2026		2,305	2,654
Germany (Federal Republic of) 0% 11/15/2027		1,400	1,579
Germany (Federal Republic of) 0% 2/15/2030		16,885	18,062
Germany (Federal Republic of) 2.50% 2/15/2035		13,725	16,037
Germany (Federal Republic of) 1.00% 5/15/2038		1,300	1,232
Germany (Federal Republic of) 0% 8/15/2050		1,200	669
Greece (Hellenic Republic of) 3.875% 6/15/2028		615	758
Greece (Hellenic Republic of) 1.50% 6/18/2030		690	772
Greece (Hellenic Republic of) 1.75% 6/18/2032		1,915	2,094
Greece (Hellenic Republic of) 3.90% 1/30/2033		3,200	3,995
Greece (Hellenic Republic of) 3.375% 6/15/2034		5,870	7,030
Greece (Hellenic Republic of) 3.625% 6/15/2035		4,385	5,309
Greece (Hellenic Republic of) 4.125% 6/15/2054		640	752
Grifols SA 7.50% 5/1/2030		100	124
Hungary (Republic of), Series Y, 4.50% 6/16/2034		380	452
Hungary (Republic of), Series Y, 4.875% 3/22/2040		305	352
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)		1,200	1,578
Ireland (Republic of) 2.60% 10/18/2034		1,820	2,091
Ireland (Republic of) 3.00% 10/18/2043		1,130	1,268
Ireland (Republic of) 3.15% 10/18/2055		755	828
Italy (Republic of) 1.85% 7/1/2025		17,700	20,850
Italy (Republic of) 3.10% 8/28/2026		3,425	4,085
Italy (Republic of) 1.10% 4/1/2027		2,565	2,976
Italy (Republic of) 1.35% 4/1/2030		7	8
Italy (Republic of) 2.70% 10/1/2030		1,365	1,606
Italy (Republic of) 4.20% 3/1/2034		1,430	1,806
Italy (Republic of) 3.65% 8/1/2035		4,595	5,512
Italy (Republic of) 3.85% 10/1/2040		2,530	2,969
Italy (Republic of) 4.30% 10/1/2054		4,245	5,016
Johnson & Johnson 3.35% 2/26/2037		360	421
Lithuania (Republic of) 3.50% 7/3/2031		1,170	1,425
Lithuania (Republic of) 3.50% 2/13/2034		1,620	1,941
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)		100	121
Magyar Export-Import Bank 6.00% 5/16/2029		1,430	1,820
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)		2,000	2,280
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030		590	705
MPT Finance Corp. 7.00% 2/15/2032		100	121
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)		660	877
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)		2,725	2,977
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)		185	210
PepsiCo, Inc. 0.75% 10/14/2033		2,000	1,939
Philip Morris International, Inc. 2.75% 6/6/2029		770	901
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)		320	419
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)		730	912
Portugal (Republic of) 0.475% 10/18/2030		350	374
Portugal (Republic of) 2.875% 10/20/2034		1,960	2,295
Portugal (Republic of) 3.00% 6/15/2035		2,870	3,370
Portugal (Republic of) 3.50% 6/18/2038		3,140	3,771

American Funds Insurance Series	190

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Portugal (Republic of) 3.375% 6/15/2040	EUR	715	$832
Province of Ontario 3.25% 7/3/2035		1,120	1,318
Prysmian SpA 3.875% 11/28/2031		435	523
Quebec (Province of) 0.25% 5/5/2031		920	940
Quebec (Province of) 0.50% 1/25/2032		1,155	1,170
Quebec (Province of) 3.35% 7/23/2039		2,525	2,911
Queensland Treasury Corp. 3.25% 5/21/2035		360	424
Romania 2.125% 3/7/2028		1,440	1,642
Romania 3.75% 2/7/2034		530	534
Romania 6.00% 9/24/2044		745	808
Senegal (Republic of) 5.375% 6/8/2037		2,250	1,641
Severn Trent Utilities Finance PLC 4.00% 3/5/2034		475	572
Shell International Finance BV 1.50% 4/7/2028		2,000	2,308
Slovak Republic, Series 250, 3.75% 3/6/2034		640	780
Spain (Kingdom of) 0% 1/31/2028		900	1,006
Spain (Kingdom of) 1.40% 7/30/2028		7,510	8,648
Spain (Kingdom of) 1.45% 4/30/2029		1,890	2,158
Spain (Kingdom of) 1.25% 10/31/2030		1,295	1,427
Spain (Kingdom of) 0.50% 10/31/2031		1,247	1,283
Spain (Kingdom of) 3.15% 4/30/2033		3,647	4,367
Spain (Kingdom of) 3.55% 10/31/2033		5,005	6,138
Spain (Kingdom of) 3.25% 4/30/2034		1,980	2,367
Spain (Kingdom of) 3.45% 10/31/2034		500	605
Spain (Kingdom of) 3.20% 10/31/2035		1,795	2,109
Spain (Kingdom of) 1.90% 10/31/2052		1,010	788
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030		200	230
Stryker Corp. 1.00% 12/3/2031		450	465
T-Mobile USA, Inc. 3.15% 2/11/2032		1,705	1,991
Toyota Motor Credit Corp. 0.125% 11/5/2027		1,850	2,073
Verallia SAS 3.875% 11/4/2032		4,500	5,287
Verizon Communications, Inc. 3.50% 6/28/2032		1,620	1,941
			330,337

Japanese yen 8.79%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY	100,000	691
Indonesia (Republic of), Series 31, 0.99% 5/27/2027		400,000	2,759
Indonesia (Republic of), Series 32, 1.33% 5/25/2029		300,000	2,060
Japan, Series 352, 0.10% 9/20/2028		314,350	2,134
Japan, Series 356, 0.10% 9/20/2029		1,029,800	6,907
Japan, Series 116, 2.20% 3/20/2030		576,100	4,226
Japan, Series 362, 0.10% 3/20/2031		514,000	3,386
Japan, Series 374, 0.80% 3/20/2034		68,200	454
Japan, Series 152, 1.20% 3/20/2035		1,239,550	8,430
Japan, Series 21, 2.30% 12/20/2035		720,000	5,379
Japan, Series 162, 0.60% 9/20/2037		1,966,150	11,972
Japan, Series 173, 0.40% 6/20/2040		270,900	1,491
Japan, Series 179, 0.50% 12/20/2041		196,950	1,056
Japan, Series 182, 1.10% 9/20/2042		619,850	3,629
Japan, Series 186, 1.50% 9/20/2043		1,341,900	8,257
Japan, Series 188, 1.60% 3/20/2044		69,000	429
Japan, Series 192, 2.40% 3/20/2045		6,359,250	44,483
Japan, Series 53, 0.60% 12/20/2046		781,600	3,774
Japan, Series 37, 0.60% 6/20/2050		694,500	3,043
Japan, Series 73, 0.70% 12/20/2051		1,568,700	6,765
Japan, Series 74, 1.00% 3/20/2052		246,100	1,150
Japan, Series 76, 1.40% 9/20/2052		5,800	30
Japan, Series 77, 1.60% 12/20/2052		53,250	288

191	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Japanese yen (continued)
Japan, Series 79, 1.20% 6/20/2053	JPY	612,200	$2,959
Japan, Series 81, 1.60% 12/20/2053		168,700	898
Japan, Series 84, 2.10% 9/20/2054		455,100	2,714
			129,364

British pounds 4.59%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP	800	1,115
Electricite de France SA 5.50% 3/27/2037		900	1,176
KfW 1.125% 7/4/2025		1,165	1,599
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)		900	1,075
Quebec (Province of) 2.25% 9/15/2026		1,870	2,511
United Kingdom 0.125% 1/30/2026		425	573
United Kingdom 4.25% 12/7/2027		3,785	5,269
United Kingdom 1.625% 10/22/2028		3,690	4,746
United Kingdom 4.125% 7/22/2029		2,015	2,792
United Kingdom 4.75% 12/7/2030		4,770	6,821
United Kingdom 0.25% 7/31/2031		12,845	14,143
United Kingdom 1.00% 1/31/2032		7,120	8,046
United Kingdom 4.25% 6/7/2032		1,310	1,814
United Kingdom 3.25% 1/31/2033		1,090	1,400
United Kingdom 0.625% 7/31/2035		210	199
United Kingdom 0.875% 1/31/2046		4,917	3,113
United Kingdom 3.75% 10/22/2053		1,870	1,993
United Kingdom 4.375% 7/31/2054		5,570	6,625
United Kingdom 2.50% 7/22/2065		3,313	2,523
			67,533

Brazilian reais 2.64%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL	33,688	5,692
Brazil (Federative Republic of) 10.00% 1/1/2031		113,384	18,323
Brazil (Federative Republic of) 10.00% 1/1/2035		58,289	8,856
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)		2,126	355
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)		26,763	4,382
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)		7,920	1,278
			38,886

Canadian dollars 2.06%
Canada (Government) 3.50% 3/1/2028	CAD	25,228	18,927
Canada (Government) 1.50% 12/1/2031		5,690	3,811
Canada (Government) 3.25% 12/1/2033		7,330	5,412
Canada (Government) 2.75% 12/1/2048		3,500	2,246
			30,396

Australian dollars 2.06%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	3,640	2,123
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		5,789	3,226
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		4,415	2,841
New South Wales Treasury Corp. 4.75% 2/20/2035		12,509	8,219
New South Wales Treasury Corp. 4.75% 9/20/2035		3,115	2,037
New South Wales Treasury Corp. 4.25% 2/20/2036		14,861	9,231
New South Wales Treasury Corp. 5.25% 2/24/2038		3,956	2,621
			30,298

South Korean won 1.71%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW	4,513,500	3,394

American Funds Insurance Series	192

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Korean won (continued)
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	5,158,930	$3,816
South Korea (Republic of), Series 2803, 3.25% 3/10/2028		3,998,100	3,021
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		18,379,880	14,987
			25,218

Chinese yuan renminbi 1.63%
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY	6,340	912
China (People’s Republic of), Series INBK, 2.75% 2/17/2032		1,160	173
China (People’s Republic of), Series INBK, 1.57% 5/15/2032		33,900	4,715
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		22,230	3,381
China (People’s Republic of), Series INBK, 2.27% 5/25/2034		54,910	8,033
China (People’s Republic of), Series INBK, 3.53% 10/18/2051		800	148
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		4,740	826
China (People’s Republic of), Series INBK, 3.19% 4/15/2053		4,720	835
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		5,150	894
China (People’s Republic of), Series INBK, 1.92% 1/15/2055		28,690	4,011
			23,928

Malaysian ringgits 1.55%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR	26,902	6,544
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039		6,143	1,517
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		10,588	2,523
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041		2,484	636
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043		9,030	2,283
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044		35,614	8,920
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047		1,277	344
			22,767

Mexican pesos 1.12%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN	13,920	765
America Movil, SAB de CV, 9.50% 1/27/2031		29,290	1,566
United Mexican States, Series M30, 8.50% 11/18/2038		21,100	1,034
United Mexican States, Series M, 7.75% 11/13/2042		83,507	3,691
United Mexican States, Series M, 8.00% 11/7/2047		7,830	347
United Mexican States, Series M, 8.00% 7/31/2053		198,770	8,719
United Mexican States, Series S, 4.00% 10/29/2054 (c)		7,738	357
			16,479

Indian rupees 1.07%
Asian Development Bank 6.72% 2/8/2028	INR	144,700	1,705
European Bank for Reconstruction and Development 5.25% 1/12/2027		81,400	932
European Bank for Reconstruction and Development 6.30% 10/26/2027		34,000	396
European Bank for Reconstruction and Development 6.75% 1/13/2032		650,500	7,668
European Investment Bank 6.95% 3/1/2029		46,200	546
European Investment Bank 7.40% 10/23/2033		155,800	1,915
Inter-American Development Bank 7.00% 1/25/2029		18,000	213
International Bank for Reconstruction and Development 6.75% 9/8/2027		126,400	1,484
Korea Development Bank 6.75% 7/1/2030		73,000	844
			15,703

Indonesian rupiah 0.66%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR	22,733,000	1,410
Indonesia (Republic of), Series 64, 6.125% 5/15/2028		1,556,000	96
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		63,512,000	3,932
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		26,010,000	1,748

193	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indonesian rupiah (continued)
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR	2,930,000	$186
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		29,412,000	1,810
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		6,937,000	475
			9,657

Norwegian kroner 0.45%
Norway (Kingdom of) 1.75% 9/6/2029	NOK	2,080	192
Norway (Kingdom of) 2.125% 5/18/2032		6,615	593
Norway (Kingdom of) 3.75% 6/12/2035		59,865	5,913
			6,698

South African rand 0.45%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	8,400	467
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		114,250	6,170
			6,637

Danish kroner 0.44%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK	48,108	6,238
Realkredit Danmark AS 1.00% 10/1/2053 (d)		2,503	308
			6,546

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	4,900	1,255
Poland (Republic of), Series 1033, 6.00% 10/25/2033		9,280	2,685
			3,940

Chilean pesos 0.19%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP	903,263	971
Chile (Republic of) 5.00% 10/1/2028		955,000	1,025
Chile (Republic of) 6.00% 4/1/2033		675,000	743
			2,739

Turkish lira 0.13%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY	73,785	1,738
Turkey (Republic of) 17.80% 7/13/2033		12,175	204
			1,942

Colombian pesos 0.07%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP	7,150,600	1,052

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK	17,550	851

U.S. dollars 43.76%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD	200	202
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)		27	28
AbbVie, Inc. 5.05% 3/15/2034		2,790	2,842
AbbVie, Inc. 5.35% 3/15/2044		75	74
AbbVie, Inc. 5.40% 3/15/2054		1,265	1,231
AbbVie, Inc. 5.50% 3/15/2064		150	146
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047		775	694

American Funds Insurance Series	194

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	USD	102	$102
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034 (e)		1,345	1,315
Advance Auto Parts, Inc. 5.95% 3/9/2028		45	46
AerCap Ireland Capital DAC 2.45% 10/29/2026		2,102	2,049
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)		528	524
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)		660	465
AG Issuer, LLC 6.25% 3/1/2028 (e)		165	165
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (e)		68	70
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)		1,147	1,214
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)		2,985	3,080
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)		140	133
Albion Financing 1 SARL 7.00% 5/21/2030 (e)		200	205
Alcoa Nederland Holding BV 4.125% 3/31/2029 (e)		75	72
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (g)(h)		65	66
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (d)(e)(h)		553	553
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)		50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)		290	290
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)		120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)		180	186
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)		65	66
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)		70	72
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)		300	292
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)		200	209
Amazon.com, Inc. 1.50% 6/3/2030		2,040	1,805
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)		98	101
Amer Sports Co. 6.75% 2/16/2031 (e)		35	36
American Electric Power Co., Inc. 1.00% 11/1/2025		250	247
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)		1,030	1,071
Amgen, Inc. 2.20% 2/21/2027		445	431
Amgen, Inc. 5.25% 3/2/2030		981	1,011
Amgen, Inc. 5.25% 3/2/2033		2,687	2,752
Amgen, Inc. 5.65% 3/2/2053		1,284	1,255
AmWINS Group, Inc. 4.875% 6/30/2029 (e)		135	131
Angola (Republic of) 9.50% 11/12/2025		4,225	4,245
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)		110	97
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)		115	94
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.941% 9/1/2027 (g)(h)		95	86
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)		994	1,006
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(e)		559	570
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.827% 9/23/2031 (g)(h)		145	145
Aramark Services, Inc. 5.00% 2/1/2028 (e)		110	110
Aretec Group, Inc. 7.50% 4/1/2029 (e)		245	248
Aretec Group, Inc. 10.00% 8/15/2030 (e)		50	55
Artera Services, LLC 8.50% 2/15/2031 (e)		45	38
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (e)		55	52
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)		55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)		25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)		15	15
AssuredPartners, Inc. 5.625% 1/15/2029 (e)		190	190
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (g)(h)		30	30
AT&T, Inc. 3.50% 9/15/2053		2,070	1,402
ATI, Inc. 7.25% 8/15/2030		60	63
Atkore, Inc. 4.25% 6/1/2031 (e)		25	23
Avantor Funding, Inc. 3.875% 11/1/2029 (e)		122	116
Avient Corp. 6.25% 11/1/2031 (e)		25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)		1,817	1,831
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)		996	1,036
B&G Foods, Inc. 5.25% 9/15/2027		210	191

195	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (e)	USD	25	$24
BAE Systems PLC 5.30% 3/26/2034 (e)		865	885
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)		20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)		219	235
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)		950	979
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)		425	423
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)		4,040	3,522
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (a)		1,535	1,579
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (a)		640	639
BAT Capital Corp. 3.215% 9/6/2026		955	942
BAT Capital Corp. 5.625% 8/15/2035		5,501	5,600
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)		120	124
Bath & Body Works, Inc. 6.875% 11/1/2035		75	78
Bausch Health Americas, Inc. 9.25% 4/1/2026 (e)		80	80
Baytex Energy Corp. 7.375% 3/15/2032 (e)		85	81
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)		1,360	1,439
Becton, Dickinson and Co. 4.298% 8/22/2032		320	311
Biocon Biologics Global PLC 6.67% 10/9/2029 (e)		2,595	2,467
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)		400	395
Block, Inc. 6.50% 5/15/2032		240	248
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)		1,070	1,112
BMW US Capital, LLC 4.15% 4/9/2030 (e)		900	885
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)		700	649
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)		1,275	1,143
Boeing Co. (The) 6.259% 5/1/2027		45	46
Boeing Co. (The) 5.15% 5/1/2030		2,451	2,496
Boeing Co. (The) 3.625% 2/1/2031		718	677
Boeing Co. (The) 6.388% 5/1/2031		723	777
Boeing Co. (The) 6.528% 5/1/2034		457	497
Boeing Co. (The) 5.805% 5/1/2050		50	48
Boeing Co. (The) 6.858% 5/1/2054		526	576
Bombardier, Inc. 7.125% 6/15/2026 (e)		16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)		25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)		289	264
Boyd Gaming Corp. 4.75% 6/15/2031 (e)		45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)		107	104
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(e)		3,520	3,698
Braskem Netherlands Finance BV 4.50% 1/31/2030		1,756	1,362
Braskem Netherlands Finance BV 8.50% 1/12/2031		2,129	1,863
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)		525	459
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)		1,599	1,609
Bristol-Myers Squibb Co. 5.20% 2/22/2034		1,925	1,972
Bristol-Myers Squibb Co. 5.55% 2/22/2054		2,200	2,148
British Columbia (Province of) 4.20% 7/6/2033		70	68
Broadcom, Inc. 4.00% 4/15/2029 (e)		250	247
Broadcom, Inc. 3.469% 4/15/2034 (e)		746	667
Broadcom, Inc. 3.137% 11/15/2035 (e)		185	156
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)		63	63
Brown & Brown, Inc. 5.25% 6/23/2032		28	29
Brown & Brown, Inc. 6.25% 6/23/2055		48	50
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (e)		1,341	1,383
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055		232	230
BWX Technologies, Inc. 4.125% 4/15/2029 (e)		175	169
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(e)(h)		1,269	1,266
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)		1,724	1,772
Caesars Entertainment, Inc. 4.625% 10/15/2029 (e)		15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)		64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)		45	46

American Funds Insurance Series	196

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	USD1,633	$1,689
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(e)	200	220
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(e)	200	209
California Resources Corp. 7.125% 2/1/2026 (e)	50	50
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	254
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	714
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)	90	84
Carnival Corp. 6.00% 5/1/2029 (e)	100	101
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	163	164
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	596
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	111	110
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	834	847
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	131
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	229
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	145
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	134
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	49
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	70
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	102
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,601
Charter Communications Operating, LLC 4.80% 3/1/2050	384	307
Charter Communications Operating, LLC 3.70% 4/1/2051	188	125
Charter Communications Operating, LLC 3.90% 6/1/2052	458	315
Charter Communications Operating, LLC 5.25% 4/1/2053	17	14
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,110
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	194
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	368
Cisco Systems, Inc. 5.10% 2/24/2035	990	1,014
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	843
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,282
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	436
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	91
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	15
Clarios Global, LP 8.50% 5/15/2027 (e)	90	91
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	99
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	64
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	237
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (g)(h)	252	252
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,185
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	114
Coca-Cola Co. 4.65% 8/14/2034	336	338
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	343
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,471
Colombia (Republic of) 8.00% 11/14/2035	445	448
Comcast Corp. 4.80% 5/15/2033	4,100	4,093
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	192	173
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	65	55
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	201

197	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(e)(h)	USD	1,208	$1,234
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.855% 5/25/2043 (d)(e)(h)		804	850
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(e)(h)		658	665
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.405% 6/25/2043 (d)(e)(h)		305	319
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(e)(h)		461	464
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(e)(h)		206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(e)(h)		1,148	1,156
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(e)(h)		259	259
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(e)(h)		671	671
ConocoPhillips Co. 5.50% 1/15/2055		3,050	2,897
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)		200	204
Constellium SE 3.75% 4/15/2029 (e)		125	118
COPT Defense Properties, LP 2.75% 4/15/2031		1,212	1,073
Corebridge Financial, Inc. 3.90% 4/5/2032		748	703
CoreLogic, Inc. 4.50% 5/1/2028 (e)		384	367
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (g)(h)		65	63
CoreWeave, Inc. 9.25% 6/1/2030 (e)		50	51
Coronado Finance Pty, Ltd. 9.25% 10/1/2029 (e)		125	93
Coty, Inc. 5.00% 4/15/2026 (e)		36	36
Coty, Inc. 4.75% 1/15/2029 (e)		65	64
Coty, Inc. 6.625% 7/15/2030 (e)		95	97
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)		65	69
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)		178	186
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)		165	161
Crown Castle, Inc. 2.50% 7/15/2031		767	670
CSX Corp. 3.80% 4/15/2050		75	57
CVR Partners, LP 6.125% 6/15/2028 (e)		65	65
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)		10	10
DaVita, Inc. 6.75% 7/15/2033 (e)		40	41
Deluxe Corp. 8.00% 6/1/2029 (e)		20	19
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (a)		850	841
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)		1,160	1,126
Deutsche Telekom International Finance BV 9.25% 6/1/2032		930	1,161
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)		8	7
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)		125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)		50	50
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (g)(h)		13	13
DISH Network Corp. 11.75% 11/15/2027 (e)		296	305
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)		23	24
EchoStar Corp. 10.75% 11/30/2029		30	31
Edison International 5.25% 11/15/2028		1,862	1,844
Edison International 5.45% 6/15/2029		75	74
Edison International 6.95% 11/15/2029		350	364
Edison International 6.25% 3/15/2030		1,510	1,534
Edison International 5.25% 3/15/2032		705	669
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (a)		100	87
Egypt (Arab Republic of) 6.588% 2/21/2028		1,550	1,553
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)		460	466
Electricite de France SA 5.65% 4/22/2029 (e)		800	830
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)		300	339

American Funds Insurance Series	198

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Element Solutions, Inc. 3.875% 9/1/2028 (e)	USD	105	$102
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)		25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (g)(h)		25	26
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (e)		30	33
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)		190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (g)(h)		84	84
Enel Finance International NV 1.625% 7/12/2026 (e)		1,248	1,212
Enel Finance International NV 2.125% 7/12/2028 (e)		1,227	1,146
Enfragen Energia Sur SA 5.375% 12/30/2030		3,329	2,983
Entergy Corp. 0.90% 9/15/2025		750	744
Enterprise Products Operating, LLC 4.95% 2/15/2035		168	167
Enviri Corp. 5.75% 7/31/2027 (e)		145	143
EQT Corp. 6.375% 4/1/2029 (e)		20	21
EQT Corp. 7.50% 6/1/2030 (e)		45	49
Equinix, Inc. 1.80% 7/15/2027		1,145	1,092
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(e)		871	885
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)		1,348	1,358
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)		90	95
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)		15	16
ESAB Corp. 6.25% 4/15/2029 (e)		75	77
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)		148	149
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)		62	62
Expand Energy Corp. 5.875% 2/1/2029 (e)		46	46
Expand Energy Corp. 6.75% 4/15/2029 (e)		30	30
Expand Energy Corp. 5.375% 3/15/2030		55	55
Expand Energy Corp. 4.75% 2/1/2032		15	15
Expand Energy Corp. 4.875% 4/15/2032 (j)		915	4
Export-Import Bank of Thailand 5.354% 5/16/2029		1,420	1,461
Fair Isaac Corp. 4.00% 6/15/2028 (e)		15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)		125	126
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)		75	80
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)		6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)		1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)		127	124
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (d)		1,635	1,417
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)		248	206
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)		1,414	1,124
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)		1,380	1,097
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)		3,437	2,727
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)		3,987	3,824
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)		51	50
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)		1,692	1,623
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)		93	93
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)		203	205
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)		882	903
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)		20	19
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)		4,375	4,302
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)		532	532
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)		16	16
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)		58	58
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)		28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)		420	413
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)		218	219
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)		1,535	1,539
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)		839	840
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)		1,839	1,872
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)		435	435
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)		2,183	2,223
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)		636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)		220	220
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)		457	457

199	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	USD	277	$282
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)		320	321
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)		578	588
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)		1,639	1,647
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)		1,581	1,618
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)		944	961
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)		646	661
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)		219	223
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)		196	202
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)		4,031	4,038
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)		3,341	3,344
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)		1,039	1,040
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)		1,514	1,540
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)		1,306	1,329
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)		838	853
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)		586	596
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)		570	582
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)		420	431
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)		318	326
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)		177	181
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)		17	17
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (d)		43	46
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)		393	395
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)		823	838
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)		496	508
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)		340	346
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)		246	251
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)		202	207
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)		195	199
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)		189	192
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)		163	166
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)		94	96
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)		74	76
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)		68	69
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)		66	68
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)		38	39
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)		2,116	2,118
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)		462	472
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)		1,812	1,777
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)		124	124
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)		48	47
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)		3,825	3,828
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (d)		707	731
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)		612	585
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)		4,644	4,647
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)		104	105
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)		644	616
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)		461	469
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)		350	343
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)		202	206
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)		1,624	1,593
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)		324	325
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)		1	2
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)		371	364
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (d)(e)(h)		330	294
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)		25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)		150	159
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)		30	32
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (g)(h)		15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)		95	96
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)		2	2

American Funds Insurance Series	200

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	USD	45	$42
FirstEnergy Corp., Series B, 3.90% 7/15/2027		1,763	1,744
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(e)(h)		483	484
Ford Motor Co. 6.10% 8/19/2032		30	30
Ford Motor Credit Co., LLC 5.85% 5/17/2027		2,175	2,192
Ford Motor Credit Co., LLC 4.95% 5/28/2027		300	298
Ford Motor Credit Co., LLC 3.815% 11/2/2027		200	193
Ford Motor Credit Co., LLC 7.35% 11/4/2027		200	208
Ford Motor Credit Co., LLC 2.90% 2/16/2028		200	188
Ford Motor Credit Co., LLC 5.80% 3/8/2029		3,000	3,007
Ford Motor Credit Co., LLC 4.00% 11/13/2030		125	114
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)		255	256
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)		1,680	1,617
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)		2,088	1,797
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)		195	190
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)		605	480
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)		911	898
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)		372	357
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)		3,297	3,249
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)		2,788	2,674
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)		5,529	5,434
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)		259	260
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)		22	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)		695	697
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)		173	177
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)		58	59
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)		34	32
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)		2,668	2,672
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)		1,592	1,620
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)		29,450	28,942
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)		11,000	11,029
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)		126	131
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)		194	194
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)		1,786	1,818
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)		927	863
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)		1,449	1,450
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)		103	105
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)		126	129
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (d)		25	26
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)		271	266
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)		14,756	14,781
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)		822	826
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)		977	995
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)		1,054	1,055
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)		522	523
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)		1,540	1,567
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)		1,259	1,294
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)		869	886
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)		538	551
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)		346	352
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)		228	232
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)		185	189
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)		6,026	6,045
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)		3,860	3,874
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)		3,455	3,462
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)		633	637
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)		310	317
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)		29	29
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)		543	565
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)		2,317	2,319

201	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	USD	666	$668
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)		1,084	1,104
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)		592	606
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)		560	574
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)		514	528
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)		331	337
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)		443	444
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)		426	408
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)		1,156	1,157
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)		523	513
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)		340	340
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)		13	13
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)		58	59
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)		152	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)		627	637
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)		322	315
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)		166	169
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)		449	441
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)		746	746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (d)(e)(h)		441	455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(e)(h)		282	282
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)		25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (e)		2	2
Frontier Communications Holdings, LLC 5.875% 11/1/2029		65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)		103	104
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (e)		27	29
FXI Holdings, Inc. 12.25% 11/15/2026 (e)		497	438
Garda World Security Corp. 8.375% 11/15/2032 (e)		65	67
Gartner, Inc. 3.75% 10/1/2030 (e)		70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)		1,150	1,160
Genesis Energy, LP 8.25% 1/15/2029		25	26
Genesis Energy, LP 8.875% 4/15/2030		38	40
Genesis Energy, LP 7.875% 5/15/2032		60	62
Georgia (Republic of) 2.75% 4/22/2026 (e)		400	389
Gilead Sciences, Inc. 5.25% 10/15/2033		1,342	1,389
Gilead Sciences, Inc. 5.55% 10/15/2053		1,155	1,141
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (g)(h)		55	54
Global Auto Holdings PLC 11.50% 8/15/2029 (e)		200	196
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)		1,080	1,043
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (a)		732	751
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (d)		3,561	2,987
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (d)		1,756	1,634
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (d)		185	172
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (d)		225	209
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (d)		10	9
Government National Mortgage Assn. 6.50% 7/1/2055 (d)(k)		1,708	1,754
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)		754	551
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		965	659
Gray Media, Inc. 5.375% 11/15/2031 (e)		19	14
Greenko Dutch BV 3.85% 3/29/2026		1,514	1,488
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)		1,645	1,665
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)		115	111
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)		660	650
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)		15	15
HAH Group Holding Co., LLC 9.75% 10/1/2031 (e)		115	114
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (g)(h)		56	57
Harvest Midstream I, LP 7.50% 9/1/2028 (e)		25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)		25	26

American Funds Insurance Series	202

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(e)(h)	USD	1,066	$1,068
HCA, Inc. 5.625% 9/1/2028		120	124
HealthEquity, Inc. 4.50% 10/1/2029 (e)		80	78
Helios Software Holdings, Inc. 8.75% 5/1/2029 (e)		200	206
Herc Holdings, Inc. 7.00% 6/15/2030 (e)		65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)		30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)		249	253
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)		1,188	1,194
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)		14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)		235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)		105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)		25	24
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		25	25
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)		115	108
Honduras (Republic of) 6.25% 1/19/2027		653	654
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(h)		1,949	2,004
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)		175	174
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)		195	186
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)		120	111
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)		200	209
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (a)		4,172	4,168
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)		1,700	1,707
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)		2,000	2,238
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)		1,200	1,289
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(e)(h)		396	400
HUB International, Ltd. 7.375% 1/31/2032 (e)		130	136
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (g)(h)		3	3
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)		2,712	2,799
Hungary (Republic of) 6.00% 9/26/2035 (e)		325	327
Hungary (Republic of) 5.50% 3/26/2036 (e)		290	280
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/15/2029 (g)(h)		54	55
Hyatt Hotels Corp. 5.75% 3/30/2032		16	16
Hyundai Capital America 1.50% 6/15/2026 (e)		2,375	2,306
Hyundai Capital America 1.65% 9/17/2026 (e)		269	260
Hyundai Capital America 2.00% 6/15/2028 (e)		600	555
Hyundai Capital America 6.50% 1/16/2029 (e)		132	139
Icahn Enterprises, LP 9.75% 1/15/2029		65	63
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)		500	509
Ingles Markets, Inc. 4.00% 6/15/2031 (e)		130	121
Insulet Corp. 6.50% 4/1/2033 (e)		7	7
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (e)		130	133
Intesa Sanpaolo SpA 7.00% 11/21/2025 (e)		225	227
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(e)(h)		3,679	3,668
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)		55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)		235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)		200	206
Jane Street Group, LLC 6.75% 5/1/2033 (e)		80	82
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)		80	83
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)		5	5
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)		5	5
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)		1,243	1,218
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)		536	556
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)		730	732
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (g)(h)		75	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (g)(h)		50	50
KB Home 6.875% 6/15/2027		50	52
Kennedy-Wilson, Inc. 4.75% 3/1/2029		20	19
Kennedy-Wilson, Inc. 4.75% 2/1/2030		245	225

203	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (e)	USD	15	$16
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)		10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)		1,290	1,304
Korea Electric Power Corp. 4.75% 2/13/2028 (e)		2,250	2,277
Korea Gas Corp. 5.00% 7/8/2029 (e)		225	231
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(e)(h)		1,243	1,243
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (d)(e)		273	274
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)		194	199
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)		219	220
Lamar Media Corp. 3.75% 2/15/2028		10	10
Lamar Media Corp. 3.625% 1/15/2031		120	111
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)		30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)		25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)		110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)		40	43
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(e)		530	532
Levi Strauss & Co. 3.50% 3/1/2031 (e)		115	105
LGI Homes, Inc. 8.75% 12/15/2028 (e)		155	161
Light and Wonder International, Inc. 7.00% 5/15/2028 (e)		20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027 (e)		5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)		130	129
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)		7,000	6,827
Lockheed Martin Corp. 5.20% 2/15/2064		309	286
LPL Holdings, Inc. 4.375% 5/15/2031 (e)		135	129
LSB Industries, Inc. 6.25% 10/15/2028 (e)		90	89
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (d)(e)(h)		563	564
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(e)(h)		2,788	2,776
Marriott International, Inc. 2.75% 10/15/2033		5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)		45	43
Mars, Inc. 4.80% 3/1/2030 (e)		2,925	2,965
Mars, Inc. 5.00% 3/1/2032 (e)		1,450	1,470
Mars, Inc. 5.20% 3/1/2035 (e)		1,475	1,493
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053		282	284
Mastercard, Inc. 2.00% 11/18/2031		600	523
Matador Resources Co. 6.50% 4/15/2032 (e)		50	50
Matador Resources Co. 6.25% 4/15/2033 (e)		45	45
McDonald’s Corp. 4.95% 3/3/2035		476	476
Medline Borrower, LP 5.25% 10/1/2029 (e)		40	40
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (g)(h)		49	49
MEG Energy Corp. 5.875% 2/1/2029 (e)		30	30
Meituan 2.125% 10/28/2025		1,730	1,716
Melco Resorts Finance, Ltd. 5.25% 4/26/2026 (e)		1,528	1,527
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)		873	872
Methanex Corp. 5.125% 10/15/2027		55	55
Methanex Corp. 5.25% 12/15/2029		5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)		1,352	1,361
MGM Resorts International 5.50% 4/15/2027		90	91
Microchip Technology, Inc. 5.05% 2/15/2030		709	720
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (e)		30	30
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)		155	156
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)		85	87
Minerva Luxembourg SA 8.875% 9/13/2033		1,086	1,174
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)		1,094	1,104
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)		539	543
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(e)		1,136	1,137
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)		80	78
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)		75	70

American Funds Insurance Series	204

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	USD	115	$117
Moog, Inc. 4.25% 12/9/2027 (e)		120	117
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)		3,700	3,708
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)		1,433	1,226
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)		35	37
MSCI, Inc. 3.625% 11/1/2031 (e)		210	194
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056 (d)(h)		336	360
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(e)(h)		493	498
Murphy Oil Corp. 6.00% 10/1/2032		25	24
Murphy Oil USA, Inc. 4.75% 9/15/2029		48	47
MV24 Capital BV 6.748% 6/1/2034		1,025	995
Nabors Industries, Inc. 7.375% 5/15/2027 (e)		55	54
Nabors Industries, Inc. 9.125% 1/31/2030 (e)		160	153
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)		1,250	1,294
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030 (e)		135	137
Navient Corp. 5.00% 3/15/2027		45	45
Navient Corp. 4.875% 3/15/2028		145	143
Navient Corp. 7.875% 6/15/2032		55	57
NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.030% 4/16/2029 (g)(h)		21	21
NCR Voyix Corp. 5.125% 4/15/2029 (e)		38	37
New York Life Global Funding 1.20% 8/7/2030 (e)		2,725	2,332
New York Life Global Funding 5.00% 1/9/2034 (e)		1,500	1,511
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)		547	506
Newell Brands, Inc. 8.50% 6/1/2028 (e)		30	32
Nexstar Media, Inc. 4.75% 11/1/2028 (e)		165	161
NFE Financing, LLC 12.00% 11/15/2029 (e)		709	323
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)		55	56
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)		70	70
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)		662	663
Norfolk Southern Corp. 5.35% 8/1/2054		496	474
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (e)		150	151
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)		20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)		90	97
Novelis Corp. 4.75% 1/30/2030 (e)		80	77
Novelis Corp. 3.875% 8/15/2031 (e)		20	18
NuStar Logistics, LP 5.625% 4/28/2027		80	81
Occidental Petroleum Corp. 6.375% 9/1/2028		54	56
OCP SA 3.75% 6/23/2031		500	449
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)		269	272
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)		120	122
OneMain Finance Corp. 7.125% 9/15/2032		25	26
ONEOK, Inc. 5.80% 11/1/2030		69	72
ONEOK, Inc. 6.05% 9/1/2033		514	540
ONEOK, Inc. 6.625% 9/1/2053		290	302
OneSky Flight, LLC 8.875% 12/15/2029 (e)		35	36
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(d)(e)		770	776
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)		1,494	1,510
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)		2,573	2,589
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)		2,624	2,635
Open Text Corp. 3.875% 2/15/2028 (e)		25	24
Option Care Health, Inc. 4.375% 10/31/2029 (e)		25	24
Oracle Corp. 2.65% 7/15/2026		2,327	2,286
Oracle Corp. 3.25% 11/15/2027		1,880	1,838
Oracle Corp. 3.95% 3/25/2051		22	16
Orange 9.00% 3/1/2031 (a)		2,434	2,958
Osaic Holdings, Inc. 10.75% 8/1/2027 (e)		256	257
Owens & Minor, Inc. 6.625% 4/1/2030 (e)		40	38
Pacific Gas and Electric Co. 3.15% 1/1/2026		3,000	2,972
Pacific Gas and Electric Co. 4.65% 8/1/2028		542	539
Pacific Gas and Electric Co. 6.40% 6/15/2033		1,500	1,569

205	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Pacific Gas and Electric Co. 3.30% 8/1/2040	USD	4,525	$3,241
PacifiCorp 3.30% 3/15/2051		150	98
PacifiCorp 2.90% 6/15/2052		280	166
PacifiCorp 5.35% 12/1/2053		525	472
PacifiCorp 5.50% 5/15/2054		980	902
PacifiCorp 5.80% 1/15/2055		500	479
Panama (Republic of) 3.75% 4/17/2026		465	459
Panama (Republic of) 7.50% 3/1/2031		415	443
Panama (Republic of) 6.40% 2/14/2035		850	830
Panama (Republic of) 8.00% 3/1/2038		755	811
Panama (Republic of) 7.875% 3/1/2057		2,015	2,055
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)		65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)		65	63
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)		55	57
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (e)(f)(i)(j)		2	—	(l)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)		1,059	1,063
Performance Food Group, Inc. 5.50% 10/15/2027 (e)		11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)		3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)		25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)		106	107
Petroleos Mexicanos 6.875% 10/16/2025		946	946
Petroleos Mexicanos 6.875% 8/4/2026		638	639
Petroleos Mexicanos 6.49% 1/23/2027		5,999	5,972
Petroleos Mexicanos 6.50% 3/13/2027		6,200	6,161
Petroleos Mexicanos 6.84% 1/23/2030		8,494	8,211
Petroleos Mexicanos 5.95% 1/28/2031		65	59
Petroleos Mexicanos 6.70% 2/16/2032		779	724
Petroleos Mexicanos 6.95% 1/28/2060		55	40
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026		910	912
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		2,128	2,122
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		188	178
PG&E Corp. 5.00% 7/1/2028		235	229
PG&E Corp. 5.25% 7/1/2030		175	167
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)		145	138
Philip Morris International, Inc. 5.125% 11/17/2027		315	321
Philip Morris International, Inc. 2.10% 5/1/2030		634	571
Philip Morris International, Inc. 5.75% 11/17/2032		1,554	1,644
Philip Morris International, Inc. 5.375% 2/15/2033		1,382	1,428
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)		375	390
POSCO Holdings, Inc. 4.875% 1/23/2027 (e)		510	512
Post Holdings, Inc. 5.50% 12/15/2029 (e)		80	80
Post Holdings, Inc. 4.625% 4/15/2030 (e)		444	427
Post Holdings, Inc. 6.25% 2/15/2032 (e)		33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)		120	111
Procter & Gamble Co. 3.00% 3/25/2030		338	323
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(e)		902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)		833	798
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)		2,755	2,633
PT Freeport Indonesia 5.315% 4/14/2032		449	450
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)		40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)		10	10
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (g)(h)		15	15
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)		282	277
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (g)(h)(i)		9	9
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)		910	911
Range Resources Corp. 4.75% 2/15/2030 (e)		145	141
Reworld Holding Corp. 4.875% 12/1/2029 (e)		25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)		80	83

American Funds Insurance Series	206

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	USD	90	$88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)		30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035		1,420	1,446
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)		25	23
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (e)		20	19
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)		1,700	1,736
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)		75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)		90	92
Ryan Specialty, LLC 4.375% 2/1/2030 (e)		45	44
Ryan Specialty, LLC 5.875% 8/1/2032 (e)		20	20
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)		25	26
Sally Holdings, LLC 6.75% 3/1/2032		107	110
Sands China, Ltd. 5.40% 8/8/2028		2,710	2,732
Santander Holdings USA, Inc. 3.244% 10/5/2026		3,750	3,693
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)		1,330	1,318
Sats Treasury Pte., Ltd. 4.828% 1/23/2029		350	356
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)		66	66
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)		1,040	977
Scentre Group Trust 1 3.75% 3/23/2027 (e)		110	109
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)		2,846	2,907
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)		46	44
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)		115	112
Sealed Air Corp. 6.125% 2/1/2028 (e)		180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)		123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)		158	160
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (d)(e)		826	829
Serbia (Republic of) 6.25% 5/26/2028 (e)		740	766
Service Corp. International 5.75% 10/15/2032		35	35
Service Properties Trust 8.625% 11/15/2031 (e)		60	64
ServiceNow, Inc. 1.40% 9/1/2030		756	655
Simmons Foods, Inc. 4.625% 3/1/2029 (e)		80	76
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)		50	49
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)		195	187
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)		39	36
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)		111	99
SK hynix, Inc. 1.50% 1/19/2026		563	554
SLM Corp. 6.50% 1/31/2030		85	89
SM Energy Co. 6.50% 7/15/2028		45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(e)(h)		547	553
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (e)		595	605
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)		45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)		20	19
Southern California Edison Co. 2.85% 8/1/2029		200	185
Southern California Edison Co. 3.65% 2/1/2050		1,700	1,125
Southern California Edison Co. 5.90% 3/1/2055		1,100	1,007
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (g)(h)		5	5
Sprint, LLC 7.625% 3/1/2026		130	131
Stagwell Global, LLC 5.625% 8/15/2029 (e)		115	110
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(e)(h)		216	216
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)		1,450	1,467
Station Casinos, LLC 6.625% 3/15/2032 (e)		35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(e)(h)		1,832	1,832
Stillwater Mining Co. 4.00% 11/16/2026 (b)		2,090	2,043
Sunoco, LP 7.00% 5/1/2029 (e)		30	31
Sunoco, LP 4.50% 5/15/2029		290	282
Sunoco, LP 4.50% 4/30/2030		35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)		45	46

207	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(e)(h)	USD	6,917	$6,877
Synopsys, Inc. 5.15% 4/1/2035		1,410	1,422
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)		69	74
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (g)(h)		44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)		15	15
Talos Production, Inc. 9.375% 2/1/2031 (e)		55	56
Tenet Healthcare Corp. 6.125% 10/1/2028		25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		455	458
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032		200	204
TGS ASA 8.50% 1/15/2030 (e)		200	207
Tidewater, Inc. 9.125% 7/15/2030 (e)		10	10
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040		863	816
T-Mobile USA, Inc. 2.40% 3/15/2029		1,079	1,005
T-Mobile USA, Inc. 5.65% 1/15/2053		1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029		424	429
TotalEnergies Capital SA 5.488% 4/5/2054		1,500	1,445
TransDigm, Inc. 4.875% 5/1/2029		80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)		85	88
TransDigm, Inc. 6.625% 3/1/2032 (e)		45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)		75	75
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (e)		39	39
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)		92	94
Transocean, Inc. 8.75% 2/15/2030 (e)		32	33
Transocean, Inc. 6.80% 3/15/2038		35	25
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)		100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)		251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)		100	100
Triumph Group, Inc. 9.00% 3/15/2028 (e)		57	60
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (g)(h)		124	125
Turkey (Republic of) 7.125% 7/17/2032		1,360	1,363
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)		752	753
U.S. Treasury 3.875% 5/31/2027		662	664
U.S. Treasury 3.50% 9/30/2029		399	395
U.S. Treasury 4.125% 10/31/2029		328	333
U.S. Treasury 4.00% 5/31/2030		2,995	3,024
U.S. Treasury 4.125% 11/30/2031		704	711
U.S. Treasury 3.875% 8/15/2034		540	527
U.S. Treasury 4.625% 2/15/2035 (m)		1,681	1,734
U.S. Treasury 1.75% 8/15/2041 (m)		4,650	3,087
U.S. Treasury 4.75% 11/15/2043		2,650	2,648
U.S. Treasury 4.625% 5/15/2044		1,210	1,187
U.S. Treasury 3.00% 8/15/2048 (m)		5,045	3,730
U.S. Treasury 1.25% 5/15/2050		1,625	781
U.S. Treasury 4.75% 11/15/2053 (m)		4,809	4,763
U.S. Treasury 4.25% 2/15/2054		681	621
U.S. Treasury 4.625% 5/15/2054 (m)		5,926	5,755
U.S. Treasury 4.50% 11/15/2054		143	136
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)		837	830
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)		10,569	10,964
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)		3,487	1,900
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)		183	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)		5,916	5,416
UKG, Inc. 6.875% 2/1/2031 (e)		77	80
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (d)(k)		3,098	2,789
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (d)(k)		4,068	3,892
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (d)(k)		171	168
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (d)(k)		5,160	5,244
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (d)(k)		183	193
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (d)(k)		6	6
United Mexican States 6.00% 5/7/2036		970	960

American Funds Insurance Series	208

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
United Mexican States 6.338% 5/4/2053	USD	425	$391
United Natural Foods, Inc. 6.75% 10/15/2028 (e)		85	84
United Rentals (North America), Inc. 3.875% 2/15/2031		130	122
Univision Communications, Inc. 8.00% 8/15/2028 (e)		110	112
Univision Communications, Inc. 4.50% 5/1/2029 (e)		250	228
US Foods, Inc. 4.625% 6/1/2030 (e)		35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)		35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)		20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)		85	77
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (f)(g)(h)(i)		32	18
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (f)(g)(h)(i)		33	18
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (f)(g)(h)(i)		54	30
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)		35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)		31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)		110	102
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)		80	83
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)		82	89
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)		55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)		115	115
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)		25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)		85	85
Veralto Corp. 5.35% 9/18/2028		2,900	2,990
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)		631	638
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)		838	840
Voyager Parent, LLC 9.25% 7/1/2032 (e)		150	156
VZ Secured Financing BV 5.00% 1/15/2032 (e)		200	178
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)		71	73
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (e)		200	199
Waste Management, Inc. 3.875% 1/15/2029		50	49
Waste Pro USA, Inc. 7.00% 2/1/2033 (e)		20	21
Weatherford International, Ltd. 8.625% 4/30/2030 (e)		93	96
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)		4,698	4,633
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)		1,600	1,365
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)		200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)		150	156
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (d)(e)		50	50
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)		146	146
WMG Acquisition Corp. 3.75% 12/1/2029 (e)		110	103
WMG Acquisition Corp. 3.875% 7/15/2030 (e)		135	126
WMG Acquisition Corp. 3.00% 2/15/2031 (e)		80	73
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(b)(i)		106	107
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)		43	46
Ziggo BV 4.875% 1/15/2030 (e)		300	281
			644,142
Total bonds, notes & other debt instruments (cost: $1,425,802,000)			1,415,113

Preferred securities 0.01%		Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)		48	68
Total preferred securities (cost: $49,000)			68

Common stocks 0.12%
Norwegian kroner 0.12%
Constellation Oil Services Holding SA (NDR) (n)		3,958,470	1,767
209	American Funds Insurance Series

Capital World Bond Fund® (continued)

Common stocks (continued)	Shares	Value (000)
U.S. dollars 0.00%
Altera Infrastructure, LP (f)	1,441	$45
New Fortress Energy, Inc., Class A (n)	4,095	14
DSG TopCo, Inc. (n)	420	6
Bighorn Permian Resources, LLC (f)	531	—	(l)
Party City Holdco, Inc. (f)(n)	80	—	(l)
Party City Holdco, Inc. (e)(f)(n)	1	—	(l)
Venator Materials PLC (f)(n)	232	—	(l)
Endo, Inc., 1L 6.125% Escrow (f)(n)	205,000	—	(l)
		65
Total common stocks (cost: $2,070,000)		1,832

Investment funds 1.50%
Capital Group Central Corporate Bond Fund (o)	2,612,163	22,047
Total investment funds (cost: $20,457,000)		22,047

Short-term securities 2.54%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (o)(p)	345,182	34,518

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.20%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP150,475	2,878
Total short-term securities (cost: $37,370,000)			37,396

Options purchased (equity style) 0.00%
Options purchased (equity style)*			35
Total options purchased (equity style) (cost: $21,000)			35

Total investment securities 100.31% (cost: $1,485,769,000)			1,476,491
Total options written (equity style) † 0.00% (premium received: $121,000)			(12)
Other assets less liabilities (0.31)%			(4,525)
Net assets 100.00%			$1,471,954

*Options purchased (equity style)

Options on foreign currencies

Description	Counterparty	Expiration date	Exercise price			Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD	1.43	GBP	3,625	$35

American Funds Insurance Series	210

Capital World Bond Fund® (continued)

†Options written (equity style)

Options on foreign currencies

Description	Counterparty	Expiration date	Exercise price		Notional amount (000)		Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD	1.49	GBP	(3,625)	$(12)

Options purchased (futures style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	817	7/25/2025	EUR	129.00	EUR	81,700	$64

Options written (futures style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(817)	7/25/2025	EUR	128.00	EUR	(81,700)	$(39)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SONIA Futures	Long	141	3/18/2026	USD	46,637	$158
2 Year Italy Government Bond Futures	Long	239	9/10/2025		30,390	(13)
2 Year Euro-Schatz Futures	Short	300	9/10/2025		(37,900)	47
2 Year Canadian Government Bond Futures	Long	394	9/29/2025		30,572	23
2 Year U.S. Treasury Note Futures	Long	260	10/3/2025		54,086	92
3 Year Australian Treasury Bond Futures	Short	1	9/16/2025		(71)	— (l)
5 Year Euro-Bobl Futures	Long	403	9/10/2025		55,864	(127)
5 Year Canadian Government Bond Futures	Long	268	9/29/2025		22,458	101
5 Year U.S. Treasury Note Futures	Long	760	10/3/2025		82,840	884
10 Year French Government Bond Futures	Long	46	9/10/2025		6,710	(24)
10 Year Italy Government Bond Futures	Short	12	9/10/2025		(1,710)	(5)
10 Year Euro-Bund Futures	Short	683	9/10/2025		(104,711)	587

211	American Funds Insurance Series

Capital World Bond Fund® (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year Australian Treasury Bond Futures	Short	118	9/15/2025	USD	(8,901)	$(99)
10 Year Japanese Government Bond Futures	Short	106	9/22/2025		(102,331)	(348)
10 Year Canadian Government Bond Futures	Long	21	9/29/2025		1,881	1
10 Year Ultra U.S. Treasury Note Futures	Long	275	9/30/2025		31,423	678
10 Year UK Gilt Futures	Long	220	9/30/2025		28,094	375
10 Year U.S. Treasury Note Futures	Long	217	9/30/2025		24,331	469
20 Year U.S. Treasury Bond Futures	Long	115	9/30/2025		13,279	467
30 Year Euro-Buxl Futures	Short	46	9/10/2025		(6,434)	68
30 Year Ultra U.S. Treasury Bond Futures	Long	2	9/30/2025		238	5
						$3,339

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2025 (000)
GBP	3,740	USD	5,131	Morgan Stanley	7/1/2025	$3
USD	5,044	GBP	3,740	Morgan Stanley	7/1/2025	(90)
JPY	772,730	USD	5,329	Goldman Sachs	7/7/2025	41
USD	1,689	JPY	245,540	BNP Paribas	7/7/2025	(17)
EUR	14,600	USD	16,776	Citibank	7/8/2025	431
USD	1,028	EUR	890	UBS AG	7/8/2025	(20)
USD	1,739	EUR	1,510	Morgan Stanley	7/8/2025	(40)
USD	9,018	EUR	8,155	BNP Paribas	7/8/2025	(594)
EUR	18,217	USD	20,946	HSBC Bank	7/10/2025	527
USD	583	EUR	505	JPMorgan Chase	7/10/2025	(13)
USD	487	EUR	427	HSBC Bank	7/10/2025	(16)
USD	2,802	ZAR	50,000	UBS AG	7/10/2025	(20)
CNH	269,622	USD	37,612	Citibank	7/14/2025	98
EUR	2,692	USD	3,085	Standard Chartered Bank	7/14/2025	89
GBP	800	USD	1,082	Morgan Stanley	7/14/2025	17
AUD	2,600	USD	1,696	Standard Chartered Bank	7/14/2025	15
TRY	7,670	USD	189	Citibank	7/14/2025	1
INR	25,000	USD	291	Standard Chartered Bank	7/14/2025	— (l)
USD	858	NOK	8,645	Citibank	7/14/2025	— (l)
SEK	11,225	USD	1,191	BNP Paribas	7/14/2025	(4)
USD	1,731	CLP	1,623,750	Morgan Stanley	7/14/2025	(12)
USD	1,483	BRL	8,200	UBS AG	7/14/2025	(21)
USD	3,273	IDR	53,437,025	HSBC Bank	7/14/2025	(22)
USD	14,248	AUD	21,747	Citibank	7/14/2025	(69)
USD	2,353	BRL	13,480	Citibank	7/14/2025	(119)
EUR	5,075	USD	5,803	BNP Paribas	7/15/2025	182
CAD	5,525	USD	4,039	Bank of New York Mellon	7/15/2025	21
USD	863	EUR	745	Barclays Bank PLC	7/15/2025	(16)
EUR	34,176	USD	39,311	Bank of America	7/16/2025	992
USD	3,474	NOK	34,365	BNP Paribas	7/16/2025	64
EUR	4,922	GBP	4,185	BNP Paribas	7/16/2025	60
CNH	368,432	USD	51,481	HSBC Bank	7/16/2025	56
JPY	1,690,218	USD	11,717	Citibank	7/16/2025	43
CNH	68,468	USD	9,559	Citibank	7/16/2025	19
NZD	2,799	USD	1,704	UBS AG	7/16/2025	3
NOK	34,365	USD	3,412	UBS AG	7/16/2025	(2)

American Funds Insurance Series	212

Capital World Bond Fund® (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2025 (000)
USD	2,711	EUR	2,330	Citibank	7/16/2025	$(37)
USD	16,932	EUR	14,600	UBS AG	7/16/2025	(285)
CAD	16,013	USD	11,740	Bank of New York Mellon	7/17/2025	31
JPY	2,279,574	USD	15,876	JPMorgan Chase	7/17/2025	(13)
USD	15,723	JPY	2,244,750	HSBC Bank	7/18/2025	101
JPY	1,135,410	USD	7,835	Bank of New York Mellon	7/18/2025	67
COP	2,800,000	USD	663	Morgan Stanley	7/18/2025	20
GBP	1,535	USD	2,090	Standard Chartered Bank	7/18/2025	17
IDR	14,450,980	USD	887	Citibank	7/18/2025	4
USD	10,414	KRW	14,246,054	Citibank	7/18/2025	(127)
USD	10,075	GBP	7,445	UBS AG	7/18/2025	(145)
USD	13,205	BRL	73,862	Citibank	7/18/2025	(327)
MYR	20,815	USD	4,902	Standard Chartered Bank	7/21/2025	41
THB	190,470	USD	5,839	Citibank	7/21/2025	40
SEK	32,900	USD	3,466	Morgan Stanley	7/21/2025	17
MYR	3,215	USD	758	JPMorgan Chase	7/21/2025	5
PLN	6,680	EUR	1,567	HSBC Bank	7/21/2025	4
USD	273	PLN	1,000	Citibank	7/21/2025	(4)
USD	2,280	CAD	3,109	HSBC Bank	7/21/2025	(6)
USD	899	MYR	3,934	HSBC Bank	7/21/2025	(36)
USD	1,343	MYR	5,889	BNP Paribas	7/21/2025	(55)
USD	1,304	MYR	5,740	Standard Chartered Bank	7/21/2025	(58)
USD	1,618	MYR	7,113	Standard Chartered Bank	7/21/2025	(71)
USD	2,922	MYR	12,851	Standard Chartered Bank	7/21/2025	(130)
USD	3,562	MYR	15,578	HSBC Bank	7/21/2025	(137)
USD	3,587	MYR	15,720	Standard Chartered Bank	7/21/2025	(145)
JPY	388,645	USD	2,751	Standard Chartered Bank	7/22/2025	(45)
USD	5,272	EUR	4,580	HSBC Bank	7/24/2025	(132)
GBP	3,981	EUR	4,620	BNP Paribas	7/25/2025	13
USD	5,494	EUR	4,805	UBS AG	7/25/2025	(177)
CHF	3,497	USD	4,361	Barclays Bank PLC	7/28/2025	63
MXN	35,424	USD	1,859	Morgan Stanley	7/28/2025	23
DKK	46,980	EUR	6,299	Bank of America	7/28/2025	— (l)
USD	5,237	NOK	52,916	Bank of America	7/28/2025	(14)
USD	11,415	DKK	73,090	Bank of America	7/28/2025	(151)
CZK	18,000	USD	852	Citibank	8/6/2025	6
SGD	1,400	USD	1,102	Bank of America	8/6/2025	3
CZK	47,290	EUR	1,908	Citibank	8/6/2025	2
HUF	1,284,310	EUR	3,202	Goldman Sachs	8/6/2025	(4)
USD	1,812	HUF	619,035	HSBC Bank	8/6/2025	(9)
USD	3,156	EUR	2,710	UBS AG	8/6/2025	(45)
EUR	5,100	CAD	8,144	Citibank	8/7/2025	31
USD	5,132	GBP	3,740	Morgan Stanley	8/11/2025	(3)
EUR	4,535	USD	5,211	HSBC Bank	9/12/2025	157
EUR	1,760	USD	2,053	UBS AG	9/17/2025	31
USD	1,567	EUR	1,362	UBS AG	9/17/2025	(46)
						$61

213	American Funds Insurance Series

Capital World Bond Fund® (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2025 (000)	(received) (000)	at 6/30/2025 (000)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN	14,940	$3	$—	$3
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK	83,740	(8)	—	(8)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR	9,730	(33)	—	(33)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR	9,720	(33)	—	(33)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	4,083	62	—	62
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD	25,620	21	—	21
3.5175%	Annual	SOFR	Annual	8/15/2027	USD	24,180	25	—	25
3.968%	Annual	SONIA	Annual	2/16/2029	GBP	13,830	226	—	226
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR	5,930	(172)	—	(172)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP	5,260	(35)	—	(35)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD	16,910	(39)	—	(39)
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK	32,270	26	—	26
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR	2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR	2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR	2,690	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR	2,500	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	26,280	47	—	47
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	16,900	31	—	31
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	16,890	30	—	30
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK	62,070	112	—	112
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR	6,330	(17)	—	(17)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR	6,350	(18)	—	(18)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK	67,510	(67)	—	(67)
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK	67,510	(68)	—	(68)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP	3,550	412	—	412
							$508	$—	$508

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		6/30/2025 (000)	(received) (000)	at 6/30/2025 (000)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL	44,390	$(255)	$—	$(255)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL	30,865	(321)	—	(321)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL	79,860	(542)	—	(542)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL	100,270	(870)	—	(870)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	52,510	316	—	316
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	14,440	98	—	98
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	10,600	67	—	67
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	6,440	41	—	41
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	35,980	(389)	—	(389)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	55,145	(1,313)	—	(1,313)
								$(3,168)	$—	$(3,168)

American Funds Insurance Series	214

Capital World Bond Fund® (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD	2,037	$(45)	$(41)	$(4)
CDX.EM.43	1.00%	Quarterly	6/20/2030		9,890	246	350	(104)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030		11,405	(856)	(735)	(121)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR	15,490	(389)	(194)	(195)
						$(1,044)	$(620)	$(424)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)		Value at 6/30/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR	3,520	$386	$371	$15

Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 1.50%
Capital Group Central Corporate Bond Fund	$21,147	$513	$—	$—	$387	$22,047	$513
Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (p)	23,214	269,520	258,213	(1)	(2)	34,518	858
Total 3.84%				$(1)	$385	$56,565	$1,371

215	American Funds Insurance Series

Capital World Bond Fund® (continued)

Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,770	$6,058	0.41%
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,040	2,280	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,971	2,043	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,338	1,318	0.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(i)	6/23/2023-3/24/2025	104	107	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023	94	96	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023-6/13/2025	2	2	0.00 (s)
Total		$11,319	$11,904	0.81%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $11,904,000, which represented 0.81% of the net assets of the fund.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,722,000, which represented 10.58% of the net assets of the fund.
(f)	Value determined using significant unobservable inputs.
(g)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,037,000, which represented 0.14% of the net assets of the fund.
(h)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Represents securities transacted on a TBA basis.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,222,000, which represented 0.90% of the net assets of the fund.
(n)	Security did not produce income during the last 12 months.
(o)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2025.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
(s)	Amount less than 0.01%.
American Funds Insurance Series	216

Capital World Bond Fund® (continued)

Key to abbreviation(s)

Assn. = Association

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CHF = Swiss francs

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK = Danish kroner

EGP = Egyptian pounds

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NDR = Norwegian Depositary Receipts

NIBOR = Norwegian Interbank Offered Rate

NOK = Norwegian kroner

NZD = New Zealand dollars

PIK = Payment In Kind

PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RSC = Restricted Scope Company

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

STIBOR = Stockholm Interbank Offered Rate

TBA = To be announced

THB = Thai baht

TRY = Turkish lira

USD = U.S. dollars

UST = U.S. Treasury

WIBOR = Warsaw Interbank Offered Rate

ZAR = South African rand

Refer to the notes to financial statements.

217	American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2025	unaudited

Bonds, notes & other debt instruments 88.27%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 88.17%
Communication services 13.96%
CCO Holdings, LLC 5.50% 5/1/2026 (a)	USD	102	$102
CCO Holdings, LLC 5.00% 2/1/2028 (a)		586	581
CCO Holdings, LLC 5.375% 6/1/2029 (a)		525	523
CCO Holdings, LLC 6.375% 9/1/2029 (a)		445	454
CCO Holdings, LLC 4.75% 3/1/2030 (a)		3,281	3,181
CCO Holdings, LLC 4.50% 8/15/2030 (a)		2,484	2,370
CCO Holdings, LLC 4.25% 2/1/2031 (a)		3,164	2,958
CCO Holdings, LLC 7.375% 3/1/2031 (a)		70	73
CCO Holdings, LLC 4.75% 2/1/2032 (a)		2,708	2,570
CCO Holdings, LLC 4.50% 5/1/2032		2,419	2,254
CCO Holdings, LLC 4.50% 6/1/2033 (a)		2,232	2,042
CCO Holdings, LLC 4.25% 1/15/2034 (a)		4,646	4,139
Charter Communications Operating, LLC 4.80% 3/1/2050		437	350
Charter Communications Operating, LLC 3.70% 4/1/2051		473	315
Charter Communications Operating, LLC 3.90% 6/1/2052		950	653
Charter Communications Operating, LLC 5.25% 4/1/2053		577	491
Charter Communications Operating, LLC 3.85% 4/1/2061		175	112
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)		870	823
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)		460	426
Connect Finco SARL 9.00% 9/15/2029 (a)		6,630	6,672
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)		225	228
Consolidated Communications, Inc. 6.50% 10/1/2028 (a)		80	82
CSC Holdings, LLC 5.50% 4/15/2027 (a)		430	411
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (b)(c)		329	321
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (b)(c)		1,698	1,676
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)		285	81
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(d)		40	36
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)		4,210	4,199
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (b)(c)		209	210
DISH Network Corp. 11.75% 11/15/2027 (a)		12,368	12,759
EchoStar Corp. 10.75% 11/30/2029		4,187	4,316
EchoStar Corp. 6.75% PIK 11/30/2030 (d)		3,157	2,883
Embarq, LLC 7.995% 6/1/2036		4,729	2,171
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)		445	445
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)		35	35
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)		3,755	3,807
Frontier Communications Holdings, LLC 5.875% 11/1/2029		2,625	2,653
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)		3,261	3,306
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)		50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)		225	239
Gray Media, Inc. 7.00% 5/15/2027 (a)		325	325
Gray Media, Inc. 10.50% 7/15/2029 (a)		4,250	4,569
Gray Media, Inc. 4.75% 10/15/2030 (a)		791	599
Gray Media, Inc. 5.375% 11/15/2031 (a)		2,538	1,905
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.439% 12/1/2028 (b)(c)		2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (b)(c)		1,124	1,124
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)		6,565	6,711
Lamar Media Corp. 4.00% 2/15/2030		260	249
Lamar Media Corp. 3.625% 1/15/2031		160	148
Level 3 Financing, Inc. 3.75% 7/15/2029 (a)		550	465
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(e)		3,213	1,108
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(d)(f)		688	688
News Corp. 3.875% 5/15/2029 (a)		710	680
Nexstar Media, Inc. 5.625% 7/15/2027 (a)		1,254	1,252
Nexstar Media, Inc. 4.75% 11/1/2028 (a)		3,780	3,685
Paramount Global 7.875% 7/30/2030		130	144
Paramount Global 6.875% 4/30/2036		490	502
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)		1,240	1,254
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)		1,760	1,728
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)		700	695
American Funds Insurance Series	218

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	USD	3,489	$3,353
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)		590	587
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)		3,100	2,860
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)		5,756	5,120
Snap, Inc. 6.875% 3/1/2033 (a)		1,540	1,581
Sprint Capital Corp. 6.875% 11/15/2028		316	339
Sprint Capital Corp. 8.75% 3/15/2032		716	869
Sprint, LLC 7.625% 3/1/2026		480	485
Stagwell Global, LLC 5.625% 8/15/2029 (a)		1,285	1,230
TEGNA, Inc. 5.00% 9/15/2029		861	823
T-Mobile USA, Inc. 3.375% 4/15/2029		860	828
Univision Communications, Inc. 6.625% 6/1/2027 (a)		3,170	3,164
Univision Communications, Inc. 8.00% 8/15/2028 (a)		2,455	2,493
Univision Communications, Inc. 4.50% 5/1/2029 (a)		5,170	4,706
Univision Communications, Inc. 7.375% 6/30/2030 (a)		2,397	2,357
Univision Communications, Inc. 8.50% 7/31/2031 (a)		1,235	1,237
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.546% 6/24/2029 (b)(c)		68	68
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)		1,300	1,192
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		1,027	956
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		490	412
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		405	273
WMG Acquisition Corp. 3.75% 12/1/2029 (a)		1,498	1,405
WMG Acquisition Corp. 3.875% 7/15/2030 (a)		957	895
WMG Acquisition Corp. 3.00% 2/15/2031 (a)		225	204
X Corp., Term Loan B3, 9.50% 10/26/2029 (b)		370	360
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (b)(c)		1,464	1,432
Ziggo BV 4.875% 1/15/2030 (a)		865	809
			138,870

Energy 12.69%
3R Lux SARL 9.75% 2/5/2031 (a)		675	683
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)		620	616
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)		40	41
Antero Resources Corp. 5.375% 3/1/2030 (a)		130	131
Archrock Partners, LP 6.25% 4/1/2028 (a)		255	256
Archrock Partners, LP 6.625% 9/1/2032 (a)		420	428
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)		650	651
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)		500	509
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)		475	482
Baytex Energy Corp. 8.50% 4/30/2030 (a)		645	646
Baytex Energy Corp. 7.375% 3/15/2032 (a)		330	315
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)		1,210	1,196
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)		125	131
Borr IHC, Ltd. 10.00% 11/15/2028 (a)		2,275	2,079
Borr IHC, Ltd. 10.375% 11/15/2030 (a)		1,034	915
California Resources Corp. 7.125% 2/1/2026 (a)		195	196
California Resources Corp. 8.25% 6/15/2029 (a)		520	534
Chord Energy Corp. 6.75% 3/15/2033 (a)		1,315	1,344
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)		1,220	1,272
Civitas Resources, Inc. 5.00% 10/15/2026 (a)		585	578
Civitas Resources, Inc. 8.375% 7/1/2028 (a)		740	759
Civitas Resources, Inc. 8.625% 11/1/2030 (a)		730	742
Civitas Resources, Inc. 8.75% 7/1/2031 (a)		2,547	2,578
Civitas Resources, Inc. 9.625% 6/15/2033 (a)		290	298
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)		280	265
CNX Resources Corp. 6.00% 1/15/2029 (a)		1,504	1,511
CNX Resources Corp. 7.375% 1/15/2031 (a)		861	899
219	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CNX Resources Corp. 7.25% 3/1/2032 (a)	USD	1,300	$1,347
Comstock Resources, Inc. 6.75% 3/1/2029 (a)		405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)		890	865
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)		2,150	2,190
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)		1,258	1,312
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)		1,790	1,749
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)		1,490	1,426
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)		495	496
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)		420	438
DT Midstream, Inc. 4.125% 6/15/2029 (a)		1,408	1,361
DT Midstream, Inc. 4.375% 6/15/2031 (a)		307	294
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028 (a)		610	627
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (a)		1,360	1,503
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)		730	697
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)		765	707
Energy Transfer, LP 6.00% 2/1/2029 (a)		55	56
EQT Corp. 5.00% 1/15/2029		170	171
EQT Corp. 6.375% 4/1/2029 (a)		185	191
EQT Corp. 4.75% 1/15/2031 (a)		1,350	1,330
EQT Corp. 3.625% 5/15/2031 (a)		290	269
Expand Energy Corp. 6.75% 4/15/2029 (a)		635	643
Expand Energy Corp. 5.375% 3/15/2030		1,290	1,295
Expand Energy Corp. 4.75% 2/1/2032		290	282
Expand Energy Corp. 4.875% 4/15/2032 (e)		4,300	17
Genesis Energy, LP 7.75% 2/1/2028		72	73
Genesis Energy, LP 8.25% 1/15/2029		1,545	1,617
Genesis Energy, LP 8.875% 4/15/2030		1,225	1,302
Genesis Energy, LP 7.875% 5/15/2032		2,540	2,643
Global Partners, LP 6.875% 1/15/2029		135	137
Global Partners, LP 8.25% 1/15/2032 (a)		460	484
Global Partners, LP 7.125% 7/1/2033 (a)		265	269
Harbour Energy PLC 5.50% 10/15/2026 (a)		1,065	1,054
Harvest Midstream I, LP 7.50% 9/1/2028 (a)		1,392	1,417
Harvest Midstream I, LP 7.50% 5/15/2032 (a)		820	867
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)		845	858
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)		361	359
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)		455	468
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)		1,430	1,376
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)		490	492
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)		805	795
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)		837	814
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)		783	758
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)		970	927
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)		1,258	1,306
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (a)		250	259
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)		350	362
Matador Resources Co. 6.875% 4/15/2028 (a)		425	434
Matador Resources Co. 6.50% 4/15/2032 (a)		720	721
Matador Resources Co. 6.25% 4/15/2033 (a)		800	796
MEG Energy Corp. 5.875% 2/1/2029 (a)		1,430	1,429
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)		739	15
Murphy Oil Corp. 6.375% 7/15/2028		243	245
Murphy Oil Corp. 6.00% 10/1/2032		410	391
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)		820	757
Nabors Industries, Inc. 7.375% 5/15/2027 (a)		755	746
Nabors Industries, Inc. 7.50% 1/15/2028 (a)		75	67
Nabors Industries, Inc. 9.125% 1/31/2030 (a)		990	949
Nabors Industries, Inc. 8.875% 8/15/2031 (a)		525	390
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)		935	520
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (b)(c)		267	147
American Funds Insurance Series	220

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
NFE Financing, LLC 12.00% 11/15/2029 (a)	USD	17,123	$7,788
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)		105	106
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)		1,110	1,114
Noble Finance II, LLC 8.00% 4/15/2030 (a)		1,695	1,727
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)		1,900	1,918
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)		360	371
NuStar Logistics, LP 6.00% 6/1/2026		286	287
Occidental Petroleum Corp. 6.60% 3/15/2046		692	683
Occidental Petroleum Corp. 6.05% 10/1/2054		1,200	1,101
Parkland Corp. 5.875% 7/15/2027 (a)		605	606
Parkland Corp. 4.625% 5/1/2030 (a)		440	422
Parkland Corp. 6.625% 8/15/2032 (a)		70	72
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)		58	59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)		955	991
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)		1,490	1,505
Petroleos Mexicanos 6.875% 10/16/2025		350	350
Petroleos Mexicanos 4.50% 1/23/2026		695	686
Petroleos Mexicanos 6.875% 8/4/2026		155	155
Petroleos Mexicanos 6.49% 1/23/2027		160	159
Petroleos Mexicanos 5.35% 2/12/2028		125	120
Petroleos Mexicanos 6.50% 1/23/2029		140	137
Petroleos Mexicanos 8.75% 6/2/2029		777	805
Petroleos Mexicanos 6.84% 1/23/2030		510	493
Petroleos Mexicanos 5.95% 1/28/2031		715	647
Petroleos Mexicanos 6.50% 6/2/2041		10	7
Petroleos Mexicanos 6.75% 9/21/2047		31	22
Petroleos Mexicanos 6.35% 2/12/2048		10	7
Petroleos Mexicanos 7.69% 1/23/2050		185	146
Petroleos Mexicanos 6.95% 1/28/2060		460	331
Range Resources Corp. 8.25% 1/15/2029		500	515
Range Resources Corp. 4.75% 2/15/2030 (a)		285	277
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)		268	267
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)		200	204
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)		335	317
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)		1,745	1,787
Sunoco, LP 6.00% 4/15/2027		547	547
Sunoco, LP 5.875% 3/15/2028		290	291
Sunoco, LP 7.00% 5/1/2029 (a)		300	313
Sunoco, LP 4.50% 5/15/2029		1,970	1,914
Sunoco, LP 4.50% 4/30/2030		1,880	1,809
Sunoco, LP 7.25% 5/1/2032 (a)		1,335	1,403
Sunoco, LP 6.25% 7/1/2033 (a)		810	824
Talos Production, Inc. 9.00% 2/1/2029 (a)		985	1,009
Talos Production, Inc. 9.375% 2/1/2031 (a)		1,265	1,293
Targa Resources Partners, LP 6.50% 7/15/2027		133	133
Targa Resources Partners, LP 5.50% 3/1/2030		327	332
Targa Resources Partners, LP 4.875% 2/1/2031		695	690
TGS ASA 8.50% 1/15/2030 (a)		710	736
Tidewater, Inc. 9.125% 7/15/2030 (a)		290	299
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)		436	441
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)		369	369
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)		1,074	1,092
Transocean, Inc. 8.00% 2/1/2027 (a)		140	138
Transocean, Inc. 8.75% 2/15/2030 (a)		399	411
Transocean, Inc. 8.50% 5/15/2031 (a)		665	594
Transocean, Inc. 6.80% 3/15/2038		425	299
USA Compression Partners, LP 6.875% 9/1/2027		332	333
USA Compression Partners, LP 7.125% 3/15/2029 (a)		430	441
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)		1,190	1,123
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)		195	201
221	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	USD	1,600	$1,482
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)		1,260	1,103
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)		915	946
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)		405	441
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)		750	759
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)		1,300	1,351
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)		492	532
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(g)		413	402
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)		1,140	1,222
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)		1,425	1,425
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)		970	1,051
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)		1,470	1,470
Vital Energy, Inc. 7.875% 4/15/2032 (a)		700	599
Weatherford International, Ltd. 8.625% 4/30/2030 (a)		3,309	3,413
Western Midstream Operating, LP 4.50% 3/1/2028		239	238
Western Midstream Operating, LP 5.25% 2/1/2050		300	253
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)		395	393
			126,268

Financials 9.18%
AG Issuer, LLC 6.25% 3/1/2028 (a)		1,286	1,287
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (a)		392	406
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.574% 5/15/2032 (b)(c)		285	286
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (b)(c)		1,265	1,292
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)		555	545
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)		1,460	1,440
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)		660	683
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)		845	862
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)		3,420	3,530
AmWINS Group, Inc. 4.875% 6/30/2029 (a)		1,650	1,605
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)		1,095	1,146
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)		1,815	1,911
Aretec Group, Inc. 7.50% 4/1/2029 (a)		3,193	3,235
Aretec Group, Inc. 10.00% 8/15/2030 (a)		755	831
AssuredPartners, Inc. 5.625% 1/15/2029 (a)		365	364
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (b)(c)		496	498
Blackstone Private Credit Fund 6.00% 11/22/2034		795	778
Block, Inc. 2.75% 6/1/2026		1,640	1,607
Block, Inc. 3.50% 6/1/2031		1,820	1,671
Block, Inc. 6.50% 5/15/2032		920	950
Blue Owl Capital Corp. 3.40% 7/15/2026		290	285
Blue Owl Capital Corp. 3.125% 4/13/2027		600	580
Blue Owl Credit Income Corp. 4.70% 2/8/2027		965	959
Blue Owl Credit Income Corp. 6.65% 3/15/2031		380	391
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)		1,660	1,763
Brown & Brown, Inc. 5.25% 6/23/2032		92	94
Brown & Brown, Inc. 5.55% 6/23/2035		266	271
Brown & Brown, Inc. 6.25% 6/23/2055		331	342
Coinbase Global, Inc. 3.375% 10/1/2028 (a)		3,416	3,205
Coinbase Global, Inc. 3.625% 10/1/2031 (a)		2,554	2,276
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)		3,661	3,289
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)		710	601
Hightower Holding, LLC 6.75% 4/15/2029 (a)		1,280	1,277
Hightower Holding, LLC 9.125% 1/31/2030 (a)		195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)		1,100	1,140
American Funds Insurance Series	222

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HUB International, Ltd. 5.625% 12/1/2029 (a)	USD	165	$165
HUB International, Ltd. 7.25% 6/15/2030 (a)		767	802
HUB International, Ltd. 7.375% 1/31/2032 (a)		870	911
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (b)(c)		146	146
Intercontinental Exchange, Inc. 3.625% 9/1/2028		410	402
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)		1,335	1,282
Jane Street Group, LLC 6.75% 5/1/2033 (a)		1,075	1,106
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)		830	861
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030) (g)		160	148
LPL Holdings, Inc. 4.375% 5/15/2031 (a)		715	684
MPT Finance Corp. 7.00% 2/15/2032	EUR	705	852
MSCI, Inc. 3.875% 2/15/2031 (a)	USD	630	595
MSCI, Inc. 3.625% 11/1/2031 (a)		341	314
MSCI, Inc. 3.25% 8/15/2033 (a)		584	512
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (a)		380	395
Navient Corp. 6.75% 6/15/2026		510	517
Navient Corp. 5.00% 3/15/2027		2,253	2,245
Navient Corp. 4.875% 3/15/2028		550	543
Navient Corp. 5.50% 3/15/2029		3,815	3,739
Navient Corp. 9.375% 7/25/2030		1,547	1,708
Navient Corp. 11.50% 3/15/2031		880	998
Navient Corp. 7.875% 6/15/2032		1,455	1,515
Navient Corp. 5.625% 8/1/2033		2,463	2,267
OneMain Finance Corp. 3.875% 9/15/2028		165	158
OneMain Finance Corp. 9.00% 1/15/2029		105	110
OneMain Finance Corp. 6.625% 5/15/2029		1,055	1,085
OneMain Finance Corp. 5.375% 11/15/2029		950	935
OneMain Finance Corp. 7.875% 3/15/2030		915	973
OneMain Finance Corp. 4.00% 9/15/2030		245	226
OneMain Finance Corp. 7.50% 5/15/2031		125	131
OneMain Finance Corp. 7.125% 11/15/2031		1,335	1,390
OneMain Finance Corp. 7.125% 9/15/2032		1,975	2,047
Osaic Holdings, Inc. 10.75% 8/1/2027 (a)		4,101	4,113
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.827% 8/17/2028 (b)(c)		475	476
Owl Rock Capital Corp. 3.75% 7/22/2025		145	145
Oxford Finance, LLC 6.375% 2/1/2027 (a)		1,488	1,497
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)		675	702
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)		440	450
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)		520	534
Planet Financial Group, LLC 10.50% 12/15/2029 (a)		230	230
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)		520	508
Ryan Specialty, LLC 4.375% 2/1/2030 (a)		720	697
Ryan Specialty, LLC 5.875% 8/1/2032 (a)		805	812
SLM Corp. 6.50% 1/31/2030		680	714
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)		655	649
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)		600	632
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)		535	553
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)		385	398
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (b)(c)		2,891	2,932
Voyager Parent, LLC 9.25% 7/1/2032 (a)		3,240	3,373
WEX, Inc. 6.50% 3/15/2033 (a)		550	555
			91,340

Consumer discretionary 9.11%
Advance Auto Parts, Inc. 5.95% 3/9/2028		853	873
Advance Auto Parts, Inc. 3.90% 4/15/2030		1,470	1,379
Advance Auto Parts, Inc. 3.50% 3/15/2032		1,629	1,428
223	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(c)(f)	USD	556	$556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(c)(d)(f)		509	509
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)		555	539
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)		2,545	2,478
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)		1,375	1,395
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)		305	319
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)		1,849	1,931
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)		1,275	1,232
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)		600	571
Bath & Body Works, Inc. 6.875% 11/1/2035		1,581	1,642
Bath & Body Works, Inc. 6.75% 7/1/2036		910	926
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (b)(c)		591	594
Boyd Gaming Corp. 4.75% 12/1/2027		441	439
Boyd Gaming Corp. 4.75% 6/15/2031 (a)		575	552
Boyne USA, Inc. 4.75% 5/15/2029 (a)		650	631
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)		1,794	1,714
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)		2,345	2,430
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)		1,570	1,612
Carnival Corp. 5.75% 3/1/2027 (a)		505	510
Carnival Corp. 4.00% 8/1/2028 (a)		1,450	1,420
Carnival Corp. 7.00% 8/15/2029 (a)		135	142
Carnival Corp. 6.125% 2/15/2033 (a)		3,765	3,855
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)		150	160
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)		1,800	1,725
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)		2,155	1,990
First Student Bidco, Inc. 4.00% 7/31/2029 (a)		1,295	1,218
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)		334	334
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)		102	102
Ford Motor Co. 3.25% 2/12/2032		500	422
Ford Motor Credit Co., LLC 4.271% 1/9/2027		495	488
Ford Motor Credit Co., LLC 3.815% 11/2/2027		115	111
Ford Motor Credit Co., LLC 5.918% 3/20/2028		200	202
Ford Motor Credit Co., LLC 5.875% 11/7/2029		225	226
Ford Motor Credit Co., LLC 7.20% 6/10/2030		370	390
Ford Motor Credit Co., LLC 4.00% 11/13/2030		550	502
Ford Motor Credit Co., LLC 6.532% 3/19/2032		470	478
Gap, Inc. 3.625% 10/1/2029 (a)		170	158
Gap, Inc. 3.875% 10/1/2031 (a)		108	97
General Motors Financial Co., Inc. 5.90% 1/7/2035		530	533
Genting New York, LLC 7.25% 10/1/2029 (a)		1,240	1,287
Global Auto Holdings PLC 11.50% 8/15/2029 (a)		585	573
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)		1,790	1,753
Hanesbrands, Inc. 9.00% 2/15/2031 (a)		2,266	2,401
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (b)(c)		1,123	1,127
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		408	406
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)		1,045	983
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)		591	569
Hyatt Hotels Corp. 5.75% 3/30/2032		269	276
Hyundai Capital America 1.65% 9/17/2026 (a)		70	68
International Game Technology PLC 4.125% 4/15/2026 (a)		465	465
International Game Technology PLC 5.25% 1/15/2029 (a)		1,065	1,056
KB Home 6.875% 6/15/2027		330	340
KB Home 7.25% 7/15/2030		330	342
Kohl’s Corp. 5.125% 5/1/2031 (g)		90	65
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)		370	348
Las Vegas Sands Corp. 6.20% 8/15/2034		25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)		3,405	3,314
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)		1,365	1,452
American Funds Insurance Series	224

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Levi Strauss & Co. 3.50% 3/1/2031 (a)	USD	1,175	$1,076
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)		470	485
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)		305	319
Lindblad Expeditions, LLC 6.75% 2/15/2027 (a)		205	206
Lithia Motors, Inc. 3.875% 6/1/2029 (a)		1,090	1,040
Lithia Motors, Inc. 4.375% 1/15/2031 (a)		700	666
M.D.C. Holdings, Inc. 6.00% 1/15/2043		803	727
Macy’s Retail Holdings, LLC 5.875% 4/1/2029 (a)		75	74
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)		555	533
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)		325	318
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (b)(f)		95	36
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (b)(f)(g)		166	63
MGM Resorts International 5.50% 4/15/2027		200	201
NCL Corp., Ltd. 5.875% 2/15/2027 (a)		375	377
Newell Brands, Inc. 8.50% 6/1/2028 (a)		580	611
Newell Brands, Inc. 6.625% 9/15/2029		435	431
Newell Brands, Inc. 6.375% 5/15/2030		785	766
Newell Brands, Inc. 6.625% 5/15/2032		435	416
Newell Brands, Inc. 6.875% 4/1/2036		355	341
Newell Brands, Inc. 7.00% 4/1/2046		165	141
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (a)		350	334
Party City Holdings, Inc. 0% 10/12/2028 (f)(h)		500	—	(i)
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(d)(e)(f)		2,510	251
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)		15	14
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (b)(c)		965	893
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)		492	510
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)		660	646
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)		745	767
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026 (a)		70	70
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)		1,105	1,120
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)		705	725
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)		625	637
Sally Holdings, LLC 6.75% 3/1/2032		2,887	2,966
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)		190	183
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.285% 4/4/2029 (b)(c)		1,298	1,298
Service Corp. International 4.625% 12/15/2027		405	403
Service Corp. International 5.125% 6/1/2029		75	75
Service Corp. International 3.375% 8/15/2030		190	175
Service Corp. International 4.00% 5/15/2031		515	482
Service Corp. International 5.75% 10/15/2032		350	354
Somnigroup International, Inc. 4.00% 4/15/2029 (a)		95	91
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)		2,181	2,118
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)		2,669	2,539
Station Casinos, LLC 6.625% 3/15/2032 (a)		320	327
Travel + Leisure Co. 4.50% 12/1/2029 (a)		995	962
Travel + Leisure Co. 4.625% 3/1/2030 (a)		200	192
Universal Entertainment Corp. 9.875% 8/1/2029 (a)		2,495	2,440
Vail Resorts, Inc. 5.625% 7/15/2030 (a)		315	316
Vail Resorts, Inc. 6.50% 5/15/2032 (a)		550	569
Valvoline, Inc. 3.625% 6/15/2031 (a)		630	571
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (b)(c)		400	396
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)		10	11
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (a)		615	613
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)		555	543
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)		482	479
225	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD	487	$520
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)		1,300	1,309
ZF North America Capital, Inc. 7.125% 4/14/2030 (a)		250	245
			90,635

Health care 8.35%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)		2,015	2,034
AdaptHealth, LLC 6.125% 8/1/2028 (a)		435	436
AdaptHealth, LLC 4.625% 8/1/2029 (a)		1,105	1,042
AdaptHealth, LLC 5.125% 3/1/2030 (a)		1,505	1,431
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)		590	581
Avantor Funding, Inc. 4.625% 7/15/2028 (a)		2,040	2,005
Avantor Funding, Inc. 3.875% 11/1/2029 (a)		620	588
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)		70	73
Bausch + Lomb Corp., Term Loan B, (USD-SOFR + 4.25%) 8.564% 12/18/2030 (b)(c)		447	448
Bausch Health Americas, Inc. 9.25% 4/1/2026 (a)		939	937
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)		1,156	1,102
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)		442	364
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)		1,335	1,127
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)		530	525
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)		20	14
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)		1,262	800
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)		1,277	755
Biocon Biologics Global PLC 6.67% 10/9/2029		200	190
Centene Corp. 4.625% 12/15/2029		945	920
Centene Corp. 3.375% 2/15/2030		52	48
Centene Corp. 3.00% 10/15/2030		295	264
Centene Corp. 2.50% 3/1/2031		1,125	969
Centene Corp. 2.625% 8/1/2031		615	527
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)		186	181
Charles River Laboratories International, Inc. 3.75% 3/15/2029 (a)		550	517
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)		1,395	1,375
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)		805	775
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)		1,990	1,767
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)		1,020	873
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)		180	191
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (g)		200	201
DaVita, Inc. 4.625% 6/1/2030 (a)		1,085	1,040
DaVita, Inc. 3.75% 2/15/2031 (a)		875	796
DaVita, Inc. 6.875% 9/1/2032 (a)		2,255	2,338
DaVita, Inc. 6.75% 7/15/2033 (a)		2,035	2,103
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)		2,565	2,718
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (b)(c)		1,757	1,758
Grifols SA 3.875% 10/15/2028	EUR	340	384
Grifols SA 4.75% 10/15/2028 (a)	USD	2,000	1,924
Grifols SA 7.50% 5/1/2030	EUR	1,320	1,631
HCA, Inc. 3.50% 9/1/2030	USD	180	170
HCA, Inc. 4.625% 3/15/2052		233	187
HCA, Inc. 7.50% 11/15/2095		250	272
Insulet Corp. 6.50% 4/1/2033 (a)		372	388
IQVIA, Inc. 5.00% 10/15/2026 (a)		603	603
IQVIA, Inc. 6.50% 5/15/2030 (a)		660	681
IQVIA, Inc. 6.25% 6/1/2032 (a)		1,205	1,238
Jazz Securities DAC 4.375% 1/15/2029 (a)		506	489
Mallinckrodt International Finance SA 14.75% 11/14/2028 (a)		174	180
Medline Borrower, LP 3.875% 4/1/2029 (a)		1,380	1,325
Medline Borrower, LP 6.25% 4/1/2029 (a)		914	940
American Funds Insurance Series	226

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Medline Borrower, LP 5.25% 10/1/2029 (a)	USD	1,985	$1,971
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (b)(c)		552	552
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)		995	973
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)		1,514	1,409
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)		2,750	2,505
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)		1,495	1,523
Owens & Minor, Inc. 4.50% 3/31/2029 (a)		1,328	1,192
Owens & Minor, Inc. 6.625% 4/1/2030 (a)		5,290	4,974
Perrigo Finance Unlimited Co. 6.125% 9/30/2032		400	404
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)		2,347	2,309
Radiology Partners, Inc. 8.50% 7/15/2032 (a)		2,830	2,840
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (b)(c)(d)		1,770	1,766
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)		505	526
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)		665	679
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 3/2/2027 (b)(c)		36	36
Tenet Healthcare Corp. 6.25% 2/1/2027		320	320
Tenet Healthcare Corp. 5.125% 11/1/2027		375	375
Tenet Healthcare Corp. 4.25% 6/1/2029		1,620	1,572
Tenet Healthcare Corp. 4.375% 1/15/2030		895	867
Tenet Healthcare Corp. 6.125% 6/15/2030		25	26
Tenet Healthcare Corp. 6.75% 5/15/2031		860	890
Tenet Healthcare Corp. 6.875% 11/15/2031		100	108
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		452	452
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		6,790	6,834
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		400	437
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		959	1,087
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032		940	961
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		942	679
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		610	621
			83,113

Materials 8.13%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)		975	1,037
ArcelorMittal SA 7.00% 10/15/2039		488	541
ArcelorMittal SA 6.75% 3/1/2041		825	870
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)		690	630
Avient Corp. 6.25% 11/1/2031 (a)		225	227
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)		240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)		460	457
Ball Corp. 6.875% 3/15/2028		465	476
Ball Corp. 6.00% 6/15/2029		350	359
Ball Corp. 2.875% 8/15/2030		160	144
Ball Corp. 3.125% 9/15/2031		1,530	1,374
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)		1,875	1,758
Capstone Copper Corp. 6.75% 3/31/2033 (a)		245	251
Celanese US Holdings, LLC 6.415% 7/15/2027		45	47
Celanese US Holdings, LLC 6.50% 4/15/2030		520	533
Celanese US Holdings, LLC 7.05% 11/15/2030		265	279
Celanese US Holdings, LLC 6.75% 4/15/2033		1,290	1,304
Celanese US Holdings, LLC 7.20% 11/15/2033		70	74
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		1,363	1,363
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)		2,346	2,157
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)		2,354	2,320
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)		920	891
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)		2,025	1,734
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)		1,930	1,863
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)		2,035	1,921
227	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	USD	210	$197
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)		150	146
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)		655	565
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)		3,465	3,403
CVR Partners, LP 6.125% 6/15/2028 (a)		685	687
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (a)		2,207	2,212
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)		4,240	4,505
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (a)		675	693
Freeport-McMoRan, Inc. 4.25% 3/1/2030		437	428
Freeport-McMoRan, Inc. 5.45% 3/15/2043		411	389
FXI Holdings, Inc. 12.25% 11/15/2026 (a)		9,297	8,192
FXI Holdings, Inc. 12.25% 11/15/2026 (a)		6,051	5,357
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (b)(c)		612	602
INEOS Finance PLC 6.75% 5/15/2028 (a)		500	497
INEOS Finance PLC 7.50% 4/15/2029 (a)		285	286
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)		510	515
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)		805	819
Kaiser Aluminum Corp. 4.625% 3/1/2028 (a)		638	625
LABL, Inc. 10.50% 7/15/2027 (a)		160	153
LSB Industries, Inc. 6.25% 10/15/2028 (a)		155	154
Magnera Corp. 4.75% 11/15/2029 (a)		815	721
Magnera Corp. 7.25% 11/15/2031 (a)		530	500
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (a)		382	383
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027 (a)		555	551
Methanex Corp. 5.125% 10/15/2027		2,415	2,408
Methanex Corp. 5.25% 12/15/2029		712	704
Methanex Corp. 5.65% 12/1/2044		465	370
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)		860	858
Minera Mexico SA de CV, 5.625% 2/12/2032 (a)		200	204
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)		393	393
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)		1,919	1,929
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)		1,820	1,865
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)		750	747
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)		245	259
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)		1,365	1,314
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)		2,100	2,271
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)		665	697
Novelis Corp. 3.25% 11/15/2026 (a)		485	478
Novelis Corp. 3.875% 8/15/2031 (a)		497	447
Olin Corp. 5.625% 8/1/2029		200	199
Olin Corp. 5.00% 2/1/2030		180	174
Olin Corp. 6.625% 4/1/2033 (a)		80	79
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)		835	859
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)		995	1,027
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (b)(c)		170	170
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(g)		1,280	1,259
Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(g)		460	452
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)		660	643
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)		470	499
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)		585	619
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)		1,015	1,089
Tronox, Inc. 4.625% 3/15/2029 (a)		740	639
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(c)(d)(f)		540	297
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(c)(d)(f)		543	299
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(c)(d)(f)		894	492
American Funds Insurance Series	228

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.296% 11/30/2030 (b)(c)	USD	194	$195
Veritiv Operating Co. 10.50% 11/30/2030 (a)		780	845
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)		598	611
			80,834

Information technology 7.36%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)		1,350	1,385
ams-OSRAM AG 12.25% 3/30/2029 (a)		1,175	1,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)		60	58
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)		1,735	1,752
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)		5,185	5,379
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)		1,625	1,731
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (b)(c)		1,407	1,410
CommScope Technologies, LLC 5.00% 3/15/2027 (a)		2,190	2,135
CommScope, LLC 8.25% 3/1/2027 (a)		1,404	1,400
CommScope, LLC 7.125% 7/1/2028 (a)		1,107	1,089
CommScope, LLC 4.75% 9/1/2029 (a)		103	101
CommScope, LLC 9.50% 12/15/2031 (a)		525	550
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (b)(c)		645	654
CoreWeave, Inc. 9.25% 6/1/2030 (a)		425	435
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)		5,860	6,231
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)		275	282
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (b)(c)		300	307
Fair Isaac Corp. 4.00% 6/15/2028 (a)		2,340	2,279
Fair Isaac Corp. 6.00% 5/15/2033 (a)		3,120	3,156
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)		3,610	3,638
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)		75	76
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)		440	461
Gartner, Inc. 4.50% 7/1/2028 (a)		703	696
Gartner, Inc. 3.75% 10/1/2030 (a)		126	118
Gen Digital, Inc. 6.25% 4/1/2033 (a)		725	746
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)		3,675	3,783
Hughes Satellite Systems Corp. 5.25% 8/1/2026		3,595	3,203
Hughes Satellite Systems Corp. 6.625% 8/1/2026		3,415	2,435
Imola Merger Corp. 4.75% 5/15/2029 (a)		300	290
ION Trading Technologies SARL 9.50% 5/30/2029 (a)		2,420	2,497
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (b)(c)		623	627
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (b)(c)		875	878
McAfee Corp. 7.375% 2/15/2030 (a)		275	260
NCR Atleos Corp. 9.50% 4/1/2029 (a)		1,785	1,957
NCR Voyix Corp. 5.125% 4/15/2029 (a)		343	338
Open Text Corp. 3.875% 2/15/2028 (a)		645	626
Open Text Corp. 3.875% 12/1/2029 (a)		250	236
Shift4 Payments, LLC, 6.75% 8/15/2032 (a)		985	1,024
Synaptics, Inc. 4.00% 6/15/2029 (a)		375	356
UKG, Inc. 6.875% 2/1/2031 (a)		1,325	1,376
Unisys Corp. 10.625% 1/15/2031 (a)		1,875	1,933
Viasat, Inc. 5.625% 4/15/2027 (a)		5,540	5,522
Viasat, Inc. 6.50% 7/15/2028 (a)		1,505	1,424
Viasat, Inc. 7.50% 5/30/2031 (a)		2,394	2,076
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)		230	215
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)(j)		3,138	3,174
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)(j)		547	553
Xerox Holdings Corp. 5.50% 8/15/2028 (a)		1,135	869
Xerox Holdings Corp. 8.875% 11/30/2029 (a)		269	203
			73,179
229	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 7.03%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	USD	2,063	$1,812
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)		1,322	1,085
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)		465	435
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)		829	827
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (b)(c)		265	265
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)		405	423
Forestar Group, Inc. 5.00% 3/1/2028 (a)		92	91
Forestar Group, Inc. 6.50% 3/15/2033 (a)		1,900	1,916
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)		1,392	1,383
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)		2,688	2,562
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)		3,643	3,364
Iron Mountain, Inc. 4.875% 9/15/2027 (a)		1,006	1,001
Iron Mountain, Inc. 5.00% 7/15/2028 (a)		367	364
Iron Mountain, Inc. 7.00% 2/15/2029 (a)		210	217
Iron Mountain, Inc. 5.25% 7/15/2030 (a)		3,060	3,020
Iron Mountain, Inc. 4.50% 2/15/2031 (a)		1,660	1,583
Iron Mountain, Inc. 5.625% 7/15/2032 (a)		220	218
Iron Mountain, Inc. 6.25% 1/15/2033 (a)		395	406
Kennedy-Wilson, Inc. 4.75% 3/1/2029		1,840	1,726
Kennedy-Wilson, Inc. 4.75% 2/1/2030		2,645	2,425
Kennedy-Wilson, Inc. 5.00% 3/1/2031		2,560	2,310
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025 (a)		440	440
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)		315	307
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030		38	38
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)		615	643
MPT Operating Partnership, LP 5.00% 10/15/2027		10,058	9,299
MPT Operating Partnership, LP 4.625% 8/1/2029		170	134
MPT Operating Partnership, LP 3.50% 3/15/2031		1,524	1,079
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)		4,269	4,471
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)		170	170
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)		820	795
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)		740	761
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)		655	659
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)		45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)		460	430
SBA Communications Corp. 3.125% 2/1/2029		131	124
Service Properties Trust 5.25% 2/15/2026		117	116
Service Properties Trust 4.75% 10/1/2026		1,515	1,495
Service Properties Trust 4.95% 2/15/2027		2,131	2,105
Service Properties Trust 5.50% 12/15/2027		750	744
Service Properties Trust 3.95% 1/15/2028		3,031	2,802
Service Properties Trust 8.375% 6/15/2029		2,460	2,560
Service Properties Trust 4.95% 10/1/2029		3,518	3,073
Service Properties Trust 4.375% 2/15/2030		3,180	2,677
Service Properties Trust 8.625% 11/15/2031 (a)		4,850	5,210
Service Properties Trust 8.875% 6/15/2032		1,230	1,266
VICI Properties, LP 3.875% 2/15/2029 (a)		1,130	1,094
			69,970

Industrials 6.87%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (a)		108	108
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)		261	271
ADT Security Corp. 4.125% 8/1/2029 (a)		200	193
Albion Financing 1 SARL 7.00% 5/21/2030 (a)		1,120	1,146
Allison Transmission, Inc. 3.75% 1/30/2031 (a)		1,045	959
Ambipar Lux SARL 9.875% 2/6/2031 (a)		226	214
Ambipar Lux SARL 10.875% 2/5/2033 (a)		200	190
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)		1,145	1,179
American Funds Insurance Series	230

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
American Airlines, Inc. 8.50% 5/15/2029 (a)	USD	415	$435
Aramark Services, Inc. 5.00% 2/1/2028 (a)		760	758
ATI, Inc. 4.875% 10/1/2029		690	676
ATI, Inc. 7.25% 8/15/2030		375	393
ATI, Inc. 5.125% 10/1/2031		775	758
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)		767	761
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)		55	53
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)		925	892
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)		35	37
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)		445	461
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)		61	61
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027 (a)		2,098	1,995
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)		935	964
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)		1,320	1,362
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)		605	629
Boeing Co. (The) 3.60% 5/1/2034		190	168
Boeing Co. (The) 5.805% 5/1/2050		34	33
Boeing Co. (The) 6.858% 5/1/2054		352	386
Boeing Co. (The) 7.008% 5/1/2064		120	132
Bombardier, Inc. 7.45% 5/1/2034 (a)		115	125
Brink’s Co. (The) 6.50% 6/15/2029 (a)		170	175
Brink’s Co. (The) 6.75% 6/15/2032 (a)		170	177
BWX Technologies, Inc. 4.125% 6/30/2028 (a)		165	161
BWX Technologies, Inc. 4.125% 4/15/2029 (a)		335	323
Chart Industries, Inc. 7.50% 1/1/2030 (a)		523	548
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)		915	878
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)		890	839
Clean Harbors, Inc. 4.875% 7/15/2027 (a)		766	763
Clean Harbors, Inc. 6.375% 2/1/2031 (a)		116	119
CoreLogic, Inc. 4.50% 5/1/2028 (a)		3,004	2,868
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (b)(c)		660	642
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (a)		980	1,005
Enviri Corp. 5.75% 7/31/2027 (a)		1,295	1,279
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)		2,870	3,036
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)		490	521
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)		700	697
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)		45	48
Garda World Security Corp. 8.375% 11/15/2032 (a)		1,735	1,784
Herc Holdings, Inc. 5.50% 7/15/2027 (a)		280	280
Herc Holdings, Inc. 6.625% 6/15/2029 (a)		455	467
Herc Holdings, Inc. 7.00% 6/15/2030 (a)		890	930
Herc Holdings, Inc. 7.25% 6/15/2033 (a)		1,110	1,164
Hertz Corp. (The) 4.625% 12/1/2026 (a)		645	579
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)		71	59
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)		15	13
Icahn Enterprises, LP 6.25% 5/15/2026		818	813
Icahn Enterprises, LP 5.25% 5/15/2027		3,754	3,641
Icahn Enterprises, LP 9.75% 1/15/2029		1,090	1,060
Icahn Enterprises, LP 4.375% 2/1/2029		855	719
Icahn Enterprises, LP 10.00% 11/15/2029 (a)		90	89
LATAM Airlines Group SA 7.625% 1/7/2031 (a)		810	815
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (a)		854	856
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)		309	317
Moog, Inc. 4.25% 12/9/2027 (a)		395	387
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)		275	264
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)		1,105	1,077
OneSky Flight, LLC 8.875% 12/15/2029 (a)		360	375
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.177% 2/1/2028 (b)(c)		1,035	915
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)		600	606
PM General Purchaser, LLC 9.50% 10/1/2028 (a)		215	149
231	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (a)	USD	475	$461
QXO Building Products, Inc. 6.75% 4/30/2032 (a)		1,745	1,802
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.296% 4/30/2032 (b)(c)		185	187
Reworld Holding Corp. 4.875% 12/1/2029 (a)		1,155	1,100
Reworld Holding Corp. 5.00% 9/1/2030		1,455	1,378
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (a)		110	107
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)		2,610	2,733
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)		795	725
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)		440	441
Spirit AeroSystems, Inc. 4.60% 6/15/2028		798	785
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (a)		34	36
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)		195	215
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (b)(c)		1,081	1,083
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)		435	446
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)		100	100
Titan International, Inc. 7.00% 4/30/2028		750	754
TransDigm, Inc. 6.75% 8/15/2028 (a)		75	77
TransDigm, Inc. 6.875% 12/15/2030 (a)		355	369
TransDigm, Inc. 6.625% 3/1/2032 (a)		1,540	1,596
TransDigm, Inc. 6.00% 1/15/2033 (a)		405	408
TransDigm, Inc. 6.375% 5/31/2033 (a)		400	401
Uber Technologies, Inc. 7.50% 9/15/2027 (a)		395	399
Uber Technologies, Inc. 6.25% 1/15/2028 (a)		755	759
Uber Technologies, Inc. 4.50% 8/15/2029 (a)		310	308
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)		115	118
United Rentals (North America), Inc. 3.875% 2/15/2031		745	701
United Rentals (North America), Inc. 3.75% 1/15/2032		570	524
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)		310	320
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)		225	234
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)		1,600	1,665
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)		320	331
XPO, Inc. 6.25% 6/1/2028 (a)		70	71
XPO, Inc. 7.125% 6/1/2031 (a)		533	559
XPO, Inc. 7.125% 2/1/2032 (a)		390	409
			68,379

Consumer staples 3.50%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)		1,198	1,136
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)		465	458
Amer Sports Co. 6.75% 2/16/2031 (a)		130	135
B&G Foods, Inc. 5.25% 9/15/2027		1,758	1,603
B&G Foods, Inc. 8.00% 9/15/2028 (a)		1,375	1,326
Central Garden & Pet Co. 4.125% 10/15/2030		915	865
Central Garden & Pet Co. 4.125% 4/30/2031 (a)		1,740	1,617
Coty, Inc. 5.00% 4/15/2026 (a)		280	281
Coty, Inc. 4.75% 1/15/2029 (a)		1,070	1,047
Coty, Inc. 6.625% 7/15/2030 (a)		380	389
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)		1,350	1,369
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)		915	972
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)		775	820
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (b)(c)		158	159
H.J. Heinz Co. 3.875% 5/15/2027		275	273
H.J. Heinz Co. 4.375% 6/1/2046		26	21
Ingles Markets, Inc. 4.00% 6/15/2031 (a)		370	346
KeHE Distributors, LLC 9.00% 2/15/2029 (a)		485	503
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)		75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)		1,920	1,833
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)		480	451
American Funds Insurance Series	232

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Mars, Inc. 4.60% 3/1/2028 (a)	USD	150	$151
Mars, Inc. 5.20% 3/1/2035 (a)		45	46
Mars, Inc. 5.70% 5/1/2055 (a)		45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)		660	674
Performance Food Group, Inc. 5.50% 10/15/2027 (a)		705	704
Performance Food Group, Inc. 4.25% 8/1/2029 (a)		573	553
Performance Food Group, Inc. 6.125% 9/15/2032 (a)		725	742
Post Holdings, Inc. 5.50% 12/15/2029 (a)		451	449
Post Holdings, Inc. 4.625% 4/15/2030 (a)		1,815	1,746
Post Holdings, Inc. 4.50% 9/15/2031 (a)		1,145	1,064
Post Holdings, Inc. 6.25% 2/15/2032 (a)		2,570	2,644
Post Holdings, Inc. 6.375% 3/1/2033 (a)		415	420
Prestige Brands, Inc. 5.125% 1/15/2028 (a)		138	137
Prestige Brands, Inc. 3.75% 4/1/2031 (a)		1,275	1,176
TreeHouse Foods, Inc. 4.00% 9/1/2028		2,130	1,944
United Natural Foods, Inc. 6.75% 10/15/2028 (a)		963	951
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (b)(c)		2,738	2,773
US Foods, Inc. 4.625% 6/1/2030 (a)		510	497
US Foods, Inc. 5.75% 4/15/2033 (a)		470	471
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026		2,030	1,987
			34,853

Utilities 1.94%
AmeriGas Partners, LP 5.75% 5/20/2027		302	300
Calpine Corp. 4.50% 2/15/2028 (a)		150	149
Calpine Corp. 3.75% 3/1/2031 (a)		500	475
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (g)		470	472
Edison International 6.25% 3/15/2030		50	51
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026) (g)(k)		1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (g)		350	356
FirstEnergy Corp. 2.25% 9/1/2030		980	871
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)		355	366
Lightning Power, LLC 7.25% 8/15/2032 (a)		650	685
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)		2,755	2,864
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (b)(c)		848	839
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327% 3/28/2031 (b)(c)		277	278
NRG Energy, Inc. 3.625% 2/15/2031 (a)		110	101
Pacific Gas and Electric Co. 3.30% 8/1/2040		280	201
Pacific Gas and Electric Co. 4.95% 7/1/2050		745	601
Pacific Gas and Electric Co. 3.50% 8/1/2050		2,020	1,297
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030) (g)		75	78
PG&E Corp. 5.00% 7/1/2028		390	380
PG&E Corp. 5.25% 7/1/2030		2,800	2,669
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)		2,050	1,947
Saavi Energia SARL 8.875% 2/10/2035 (a)		620	648
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)		1,227	1,316
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (b)(c)		279	280
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)		440	456
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)		395	422
			19,267
233	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	USD	546	$529
Total corporate bonds, notes & loans			877,237

Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)		603	603

Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)		327	202
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051		361	228
Total municipals			430
Total bonds, notes & other debt instruments (cost: $880,995,000)			878,270

Convertible bonds & notes 0.05%
Communication services 0.05%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (d)		379	447
Total convertible bonds & notes (cost: $403,000)			447

Common stocks 5.94%	Shares
Health care 1.78%
Rotech Healthcare, Inc. (f)(h)(j)	201,793	15,193
Endo, Inc. (h)	98,388	2,065
Endo GUC Trust, Class A1 (a)(h)	192,719	107
Endo, Inc., 1L 7.50% Escrow (f)(h)	5,505,000	—	(i)
Endo, Inc., 1L 6.875% Escrow (f)(h)	520,000	—	(i)
Endo, Inc., 1L 6.125% Escrow (f)(h)	525,000	—	(i)
Mallinckrodt PLC (h)	3,631	308
		17,673

Information technology 1.57%
Diebold Nixdorf, Inc. (h)	281,243	15,581

Utilities 1.13%
Talen Energy Corp. (h)	37,868	11,011
PG&E Corp.	18,786	262
		11,273

Energy 1.04%
Constellation Oil Services Holding SA (NDR) (h)	11,240,370	5,018
Ascent Resources, LLC, Class A (f)(j)	62,978	3,113
Expand Energy Corp.	6,708	784
Weatherford International	10,059	506
New Fortress Energy, Inc., Class A (h)	109,371	363
Altera Infrastructure, LP (f)	9,127	282
Mesquite Energy, Inc. (f)(h)	3,558	202
Exxon Mobil Corp.	739	80
Bighorn Permian Resources, LLC (f)	2,894	—	(i)
		10,348
American Funds Insurance Series	234

American High-Income Trust (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 0.35%
Aimbridge Topco, LLC (f)(h)	46,955	$3,535
Party City Holdco, Inc. (f)(h)	126,254	—	(i)
Party City Holdco, Inc. (a)(f)(h)	1,260	—	(i)
NMG Parent, LLC (f)(h)	8,350	—	(i)
		3,535

Communication services 0.04%
Intelsat SA	8,182	355
iHeartMedia, Inc., Class A (h)	22,639	40
DSG TopCo, Inc. (h)	2,108	32
		427

Financials 0.03%
Navient Corp.	20,000	282

Materials 0.00%
Venator Materials PLC (f)(h)	3,232	—	(i)
Total common stocks (cost: $41,230,000)		59,119

Preferred securities 0.40%
Consumer discretionary 0.25%
MYT Holdings, LLC, Series A, 10.00% preferred shares (h)	1,915,904	2,515

Industrials 0.15%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(h)	1,022	1,468
Total preferred securities (cost: $2,772,000)		3,983

Rights & warrants 0.01%
Energy 0.01%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (h)	457	47
Total rights & warrants (cost: $275,000)		47

Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)(m)	451,694	45,170
Total short-term securities (cost: $45,164,000)		45,170
Total investment securities 99.21% (cost: $970,839,000)		987,036
Other assets less liabilities 0.79%		7,903
Net assets 100.00%		$994,939
235	American Funds Insurance Series

American High-Income Trust (continued)

Futures contracts

				Notional		Value and unrealized appreciation (depreciation)
		Number of	Expiration	amount		at 6/30/2025
Contracts	Type	contracts	date	(000)		(000)
2 Year U.S. Treasury Note Futures	Long	89	10/3/2025	USD	18,514	$73
5 Year U.S. Treasury Note Futures	Long	101	10/3/2025		11,009	124
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2025		(914)	(23)
10 Year U.S. Treasury Note Futures	Short	13	9/30/2025		(1,458)	(31)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2025		(119)	(5)
						$138

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference	Financing	Payment	Expiration	amount		6/30/2025	(received)	at 6/30/2025
index	rate paid	frequency	date	(000)		(000)	(000)	(000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD	26,570	$(1,994)	$(1,513)	$(482)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference	Financing	Payment	Expiration	amount (n)		6/30/2025 (o)	(received)	at 6/30/2025
index	rate received	frequency	date	(000)		(000)	(000)	(000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD	37	$1	$1	$—	(i)

Investments in affiliates (m)

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)	$45,641	$122,689	$123,157	$(6)	$2	$45,169	$863
American Funds Insurance Series	236

American High-Income Trust (continued)

Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (f)(h)	9/26/2013	$4,331	$15,193	1.53%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)	6/23/2023-3/24/2025	3,077	3,174	0.32
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)	10/22/2024-3/24/2025	523	553	0.06
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023	3,554	3,638	0.36
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023-6/13/2025	75	76	0.01
Ascent Resources, LLC, Class A (f)	11/15/2016	302	3,113	0.31
Total		$11,862	$25,747	2.59%

(a)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $639,255,000, which represented 64.25% of the net assets of the fund.
(b)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,300,000, which represented 3.95% of the net assets of the fund.
(c)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)	Step bond; coupon rate may change at a later date.
(h)	Security did not produce income during the last 12 months.
(i)	Amount less than one thousand.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,747,000, which represented 2.59% of the net assets of the fund.
(k)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(l)	Rate represents the seven-day yield at 6/30/2025.
(m)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

CAB = Capital Appreciation Bonds

CME = CME Group

CMS = Constant Maturity Swap

DAC = Designated Activity Company

EUR = Euros

GO = General Obligation

LIBOR = London Interbank Offered Rate

NDR = Norwegian Depositary Receipts

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

237	American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio June 30, 2025	unaudited

Bonds, notes & other debt instruments 94.97%	Principal amount (000)			Value (000)
Mortgage-backed obligations 89.32%
Federal agency mortgage-backed obligations 88.12%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD	—	(b)	$—	(b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)		1		1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)(c)		28		28
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)		97		91
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)		4		5
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)		2		2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)		126		109
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)		221		183
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)		278		230
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)		7		7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)		15		13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)		71		63
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)		150		133
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)		82		73
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)		5		5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)		4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)		3		3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)		170		151
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)		2		2
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)		213		190
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)		4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)		1		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)		2		2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)		37		39
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)		26		21
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)		26		25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)		15		15
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)		22		21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)		6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)		3		3
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)		91		76
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)		17		14
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)		4		4
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)		100		80
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)		63		53
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)		35		28
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)		129		104
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)		11		9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)		23		22
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)		1,394		1,165
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)(c)		1,485		1,195
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)		343		275
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)		166		132
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)		1		1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)		174		155
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)		22		19
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)		31		27
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)		371		311
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)		23		19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)		2		2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)		386		326
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)		181		153
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)		32		28
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)		199		168
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)		79		70
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)		232		203
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)		383		319
American Funds Insurance Series	238

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	USD	41	$36
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)		916	795
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)		284	265
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)		951	887
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)		163	147
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)		978	967
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)		690	547
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)		98	96
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)		35	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)		32	32
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)		149	143
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)		427	410
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)		97	95
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)		1,113	1,036
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)		9	8
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)		64	64
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)		94	97
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)		77	79
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)		26	25
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)		1,935	1,903
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)		216	226
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)		60	63
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (a)		42	40
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)		1,710	1,682
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)		49	48
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)		49	49
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)		256	261
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)		259	255
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)		736	737
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)		344	350
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)		138	132
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)		200	200
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)		415	423
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)		88	85
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)		254	244
Fannie Mae Pool #MA5138 5.50% 9/1/2053 (a)		279	280
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)		841	842
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)		41	42
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)		13	13
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)		298	311
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)		78	78
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)		447	463
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)		214	222
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)		206	197
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)		1,472	1,473
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)		149	149
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)		139	139
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)		38	40
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)		129	132
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)		17	18
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)		271	275
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)		239	245
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)		44	45
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)		37	38
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)		21	22
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)		279	290
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)		554	565
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)		169	172
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)		131	134
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)		115	117
239	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	USD	60		$61
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)		39		40
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)		8		8
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)		696		725
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)		435		453
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)		304		315
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)		131		136
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)		127		133
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)		78		82
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)		479		506
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)		226		230
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)		192		196
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)		140		142
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)		75		76
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)		55		56
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)		29		29
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)		29		29
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)		25		26
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)		19		19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)		19		19
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)		9		10
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)		160		167
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)		507		509
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)		274		276
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)		214		214
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)		462		472
Fannie Mae Pool #DC3477 6.50% 9/1/2054 (a)		236		244
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)		109		109
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)		409		416
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)		26		26
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)		326		319
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)		58		58
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)		50		50
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)		43		43
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)		186		179
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)		431		423
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)		552		561
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)		43		43
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)		144		134
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)		231		235
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)		40		40
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)		580		580
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)		442		450
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)		99		102
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)		89		91
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)		485		451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)		285		290
Fannie Mae Pool #FA1163 6.50% 4/1/2055 (a)		2,075		2,145
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)		298		292
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)		409		416
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)		153		150
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)		183		183
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)		27		28
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)		115		103
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)		124		111
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)		43		37
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)		42		40
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)		719		637
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(d)(e)		184		179
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)(c)		—	(b)	—	(b)
American Funds Insurance Series	240

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	USD	1	$1
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)		459	461
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)		143	133
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)		41	38
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)		1,460	1,210
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)		275	246
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)		77	66
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)		1	1
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(e)		248	247
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)		15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)		22	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)		15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)		12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)		7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)		23	22
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)		41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)		19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)		14	13
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)		36	35
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)		14	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)		129	114
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)		4	4
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)		681	540
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)		170	136
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)		179	150
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)		299	240
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)		2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)		3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)		278	224
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)		206	180
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)		67	54
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)		56	47
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)		143	130
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)(c)		940	862
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)		6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)		687	545
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)		1,360	1,180
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)		42	37
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)		665	576
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)		1,254	1,088
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)		124	98
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)		111	96
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)		870	787
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)		1,057	1,014
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)		569	560
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)		216	216
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)		226	223
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)		97	98
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)		320	313
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)		695	723
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)		30	26
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)		57	54
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)		39	39
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)		111	110
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)		77	76
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)		86	86
Freddie Mac Pool #SD8322 4.50% 5/1/2053 (a)		124	119
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)		1,080	1,061
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)		50	51
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)		275	276
241	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	USD	57	$59
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)		50	51
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)		35	36
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)		28	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)		2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)		802	804
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)		50	50
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)		34	35
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(c)		2,560	2,607
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)		926	943
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)		112	115
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)		422	429
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)		316	322
Freddie Mac Pool #SD8371 5.00% 11/1/2053 (a)		1,009	991
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)		242	238
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)		70	73
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)		431	432
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)		1,626	1,659
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)		1,283	1,309
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)		51	53
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)		10	11
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)		50	51
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)		64	64
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)		13	13
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)		101	103
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)		19	19
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)		55	58
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)		62	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)		25	26
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)		8	8
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)		436	454
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)		64	67
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)		664	692
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)		216	225
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)		49	51
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)		16	17
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)		230	234
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)		200	204
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)		180	185
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)		72	74
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)		64	65
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)		32	33
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)		198	205
Freddie Mac Pool #QI9547 6.50% 7/1/2054 (a)		96	99
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)		72	75
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)		290	292
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)		253	258
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)		172	175
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)		141	144
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)		38	38
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)		1,610	1,668
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)		245	255
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)		114	119
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)		99	103
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)		61	63
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)		43	44
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)		28	29
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)		212	212
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)		124	126
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)		66	67
American Funds Insurance Series	242

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	USD	64	$66
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)		57	59
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)		36	36
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)		17	17
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)		36	37
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)		20	21
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)		9	9
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)		164	169
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)		469	469
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)		572	561
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)		521	511
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)		377	377
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)		8	8
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)		27	27
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)		509	473
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)		274	262
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)		134	136
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)		64	65
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)		16	16
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)		129	126
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)		77	79
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)		46	46
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)		274	269
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)		15	15
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)		15	15
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)		13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)		1,199	1,176
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)		423	423
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)		941	957
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)		300	303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(e)		79	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)		79	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)		152	142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(e)		106	100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)		21	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)		81	78
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)		26	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)		15	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)		630	546
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)		188	183
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)		10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)		289	260
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)		293	268
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)		251	225
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)		252	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060 (a)		301	272
Government National Mortgage Assn. 4.00% 7/1/2055 (a)(f)		355	330
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(f)		80	79
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(f)		273	273
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)		557	544
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038 (a)		232	218
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039 (a)		47	45
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039 (a)		473	446
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)		63	66
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040 (a)		73	69
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)		154	154
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)		11	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)		77	78
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)		77	69
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)		180	166
243	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	USD	38	$35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)(c)		775	735
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)		83	68
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)		34	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)		74	60
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)		317	265
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)		76	63
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)		495	416
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)		311	263
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)		67	57
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)		162	137
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)		133	112
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)		42	36
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)		50	44
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)		218	185
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)		59	52
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)		4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)		153	144
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)		239	230
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)		13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)		79	73
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)		108	104
Government National Mortgage Assn. Pool #AN1825 4.517% 6/20/2065 (a)		21	21
Government National Mortgage Assn. Pool #AO0461 4.559% 8/20/2065 (a)		6	6
Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065 (a)		23	23
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)		93	92
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)		1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)		204	149
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(f)		125	122
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(f)		5,044	4,183
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(f)		2,635	2,372
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(f)		326	303
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(f)		25	24
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(f)		4,621	4,700
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(f)		371	391
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(f)		1,180	935
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(f)		1,495	1,293
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(f)		690	641
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(f)		2,892	2,982
			104,103

Commercial mortgage-backed securities 0.74%
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) x.xx% 7/15/2042 (a)(d)(e)		200	201
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(d)(e)		100	101
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(d)(e)		96	96
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(d)(e)		379	391
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (a)(d)(e)		86	86
			875

Collateralized mortgage-backed obligations (privately originated) 0.46%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(d)(e)		136	130
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(d)(e)		56	50
American Funds Insurance Series	244

American Funds Mortgage Fund (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (a)(d)(e)	USD	86	$87
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(d)(e)		184	187
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(d)(e)		94	95
			549
Total mortgage-backed obligations			105,527

U.S. Treasury bonds & notes 4.29%
U.S. Treasury 4.29%
U.S. Treasury 4.375% 7/31/2026		535	537
U.S. Treasury 3.50% 9/30/2026		465	463
U.S. Treasury 3.75% 6/30/2027		295	295
U.S. Treasury 4.25% 2/15/2028		460	466
U.S. Treasury 3.875% 3/15/2028		550	553
U.S. Treasury 4.125% 7/31/2028		450	455
U.S. Treasury 4.50% 5/31/2029		1,025	1,053
U.S. Treasury 4.00% 2/28/2030		330	333
U.S. Treasury 4.00% 3/31/2030		100	101
U.S. Treasury 1.875% 2/15/2041 (c)		240	165
U.S. Treasury 3.25% 5/15/2042		106	88
U.S. Treasury 4.75% 2/15/2045		190	189
U.S. Treasury 1.875% 11/15/2051		65	36
U.S. Treasury 4.625% 2/15/2055		345	336
Total U.S. Treasury bonds & notes			5,070

Asset-backed obligations 1.36%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(d)		12	12
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)		5	5
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)		6	6
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)		90	89
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)		54	54
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)		13	13
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (a)		3	3
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)		257	265
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)		17	17
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)		12	12
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)		45	45
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)		66	60
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)		85	77
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)		101	96
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(d)(e)		84	83
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)		100	94
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)		27	27
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)		13	13
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)		5	5
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)		2	2
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		3	3
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)		100	102
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(d)		484	487
			1,603
Total bonds, notes & other debt instruments (cost: $112,487,000)			112,200
245	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities 17.02%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 11.82%
ADP Tax Services, Inc. 7/1/2025 (d)	4.330%	USD	1,400	$1,400
ADP Tax Services, Inc. 7/2/2025 (d)	4.340		1,500	1,500
Apple, Inc. 8/13/2025 (d)	4.300		2,400	2,387
CAFCO, LLC 8/19/2025 (d)	4.350		1,200	1,193
Chevron Corp. 7/22/2025 (d)	4.310		1,000	997
Chevron Corp. 9/12/2025 (d)	4.320		1,500	1,487
Johnson & Johnson 7/3/2025 (d)	4.260		1,000	1,000
Novartis Finance Corp. 7/7/2025 (d)	4.320		500	500
Paccar Financial Corp. 7/10/2025	4.360		1,500	1,498
Prudential Funding, LLC 7/2/2025	4.340		2,000	1,999
				13,961

Federal agency bills & notes 5.20%
Federal Farm Credit Banks 8/21/2025	4.220		1,600	1,590
Federal Farm Credit Banks 11/14/2025	4.140		900	886
Federal Home Loan Bank 9/3/2025	4.230		2,200	2,184
Federal Home Loan Bank 9/17/2025	4.230		1,500	1,486
Total short-term securities (cost: $20,108,000)				20,107

Options purchased (equity style) 0.00%
Options purchased (equity style)*				5
Total options purchased (equity style) (cost: $19,000)				5
Total investment securities 111.99% (cost: $132,614,000)				132,312
Other assets less liabilities (11.99)%				(14,171)
Net assets 100.00%				$118,141

*Options purchased (equity style)

Options on futures

					Notional		Value at
	Number of	Expiration	Exercise		amount		6/30/2025
Description	contracts	date	price		(000)		(000)
Call
3 Month SOFR Futures Options	18	9/12/2025	USD	97.00	USD	4,500	$1
3 Month SOFR Futures Options	47	9/12/2025		98.00		11,750	1
							$2
Put
3 Month SOFR Futures Options	120	12/12/2025	USD	95.69		30,000	$3
							$5
American Funds Insurance Series	246

American Funds Mortgage Fund (continued)

Futures contracts

				Notional		Value and unrealized appreciation (depreciation)
		Number of	Expiration	amount		at 6/30/2025
Contracts	Type	contracts	date	(000)		(000)
3 Month SOFR Futures	Long	62	9/17/2025	USD	14,828	$(2)
2 Year U.S. Treasury Note Futures	Long	212	10/3/2025		44,101	169
5 Year U.S. Treasury Note Futures	Long	191	10/3/2025		20,819	229
10 Year U.S. Treasury Note Futures	Long	45	9/30/2025		5,046	98
10 Year Ultra U.S. Treasury Note Futures	Long	17	9/30/2025		1,943	44
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025		1,732	63
30 Year Ultra U.S. Treasury Bond Futures	Short	5	9/30/2025		(596)	(22)
						$579

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at		Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Amount (000)		6/30/2025 (000)		(received) (000)	at 6/30/2025 (000)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	495	$—	(b)	$—	$—	(b)
SOFR	Annual	3.8215%	Annual	4/23/2035	USD	100	(1)		—	(1)
SOFR	Annual	3.41%	Annual	7/28/2045	USD	1,300	101		—	101
							$100		$—	$100

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $841,000, which represented 0.71% of the net assets of the fund.
(d)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,564,000, which represented 11.48% of the net assets of the fund.
(e)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(f)	Represents securities transacted on a TBA basis.

Key to abbreviation(s)

Assn. = Association

CME = CME Group

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

247	American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2025	unaudited

Short-term securities 101.39%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 72.15%
ADP Tax Services, Inc. 7/02/2025 (a)	0.027%	USD	3,000	$2,999
Alphabet, Inc. 9/23/2025 (a)	0.924		12,000	11,878
Apple, Inc. 8/04/2025 (a)	0.495		5,000	4,979
Apple, Inc. 9/15/2025 (a)	0.963		7,000	6,936
Chariot Funding, LLC 9/04/2025 (a)	0.969		5,000	4,960
Chariot Funding, LLC 9/15/2025 (a)	0.964		3,500	3,467
Chevron Corp. 7/22/2025 (a)	1.025		3,300	3,291
Cisco Systems, Inc. 7/10/2025 (a)	0.213		7,000	6,992
Cisco Systems, Inc. 8/01/2025 (a)	1.001		5,000	4,981
DBS Bank, Ltd. 8/18/2025 (a)	0.583		12,000	11,929
Honeywell International, Inc. 7/01/2025 (a)	1.976		10,000	9,999
Johnson & Johnson 7/03/2025 (a)	0.850		7,000	6,997
Johnson & Johnson 8/13/2025 (a)	0.964		5,000	4,974
Komatsu Finance America, Inc. 9/11/2025 (a)	0.802		1,600	1,586
Linde, Inc. 7/01/2025	0.576		5,500	5,499
Linde, Inc. 8/27/2025	0.678		7,000	6,952
LVMH Moet Hennessy Louis Vuitton, Inc. 10/01/2025 (a)	0.961		8,900	8,800
Nestle Finance International, Ltd. 7/30/2025 (a)	0.671		11,600	11,558
Novartis Finance Corp. 7/21/2025 (a)	0.297		10,000	9,975
Novartis Finance Corp. 7/22/2025 (a)	0.423		1,400	1,396
NRW.Bank 8/15/2025 (a)	1.141		12,000	11,934
OMERS Finance Trust 7/22/2025	1.031		7,000	6,981
Procter & Gamble Co. 9/22/2025 (a)	1.050		2,200	2,178
Procter & Gamble Co. 9/24/2025 (a)	1.064		10,000	9,898
Prudential Funding, LLC 7/02/2025	0.385		12,000	11,997
Roche Holdings, Inc. 9/03/2025 (a)	0.756		10,000	9,922
Sanofi 8/28/2025 (a)	0.983		6,000	5,957
Sanofi 9/17/2025 (a)	0.924		5,000	4,953
Siemens Capital Co., LLC 7/01/2025 (a)	0.399		10,000	9,999
Sumitomo Mitsui Trust Bank, Ltd. 7/18/2025 (a)	1.101		7,000	6,985
Victory Receivables Corp. 7/11/2025 (a)	1.041		10,000	9,987
Wal-Mart Stores, Inc. 7/07/2025 (a)	0.566		7,000	6,994
Wal-Mart Stores, Inc. 7/14/2025 (a)	0.303		6,000	5,990
				233,923
Bonds & notes of governments & government agencies outside the U.S. 20.81%
Alberta (Province of) 7/02/2025 (a)	0.319		4,800	4,799
Alberta (Province of) 7/21/2025 (a)	0.455		3,400	3,391
Alberta (Province of) 8/20/2025 (a)	0.620		3,400	3,379
European Investment Bank 7/17/2025	0.816		11,500	11,477
KfW 9/03/2025 (a)	1.724		7,000	6,946
KfW 9/17/2025 (a)	0.871		6,000	5,944
Ontario (Province of) 7/18/2025	0.269		4,100	4,091
Ontario (Province of) 7/21/2025	0.616		2,500	2,494
Ontario (Province of) 9/16/2025	0.906		5,000	4,953
Quebec (Province of) 7/09/2025 (a)	0.341		6,000	5,993
Quebec (Province of) 7/31/2025 (a)	0.499		4,100	4,085
Swedish Export Credit Corp. 9/10/2025	0.943		10,000	9,913
				67,465
Federal agency bills & notes 8.43%
Federal Farm Credit Banks 8/11/2025	0.563		3,400	3,384
Federal Farm Credit Banks 8/21/2025	0.662		2,400	2,386
Federal Home Loan Bank 7/09/2025	0.801		4,600	4,596
Federal Home Loan Bank 8/11/2025	0.512		1,800	1,791
American Funds Insurance Series	248

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/22/2025	1.426%	USD	6,400	$6,361
Federal Home Loan Bank 8/27/2025	0.913		3,900	3,874
Federal Home Loan Bank 9/17/2025	0.852		5,000	4,954
				27,346
Total short-term securities (cost: $328,764,000)				328,734
Total investment securities 101.39% (cost: $328,764,000)				328,734
Other assets less liabilities (1.39)%				(4,504)
Net assets 100.00%				$324,230

(a)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $237,031,000, which represented 73.11% of the net assets of the fund.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

249	American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio June 30, 2025	unaudited

Bonds, notes & other debt instruments 87.01%	Principal amount (000)			Value (000)
Mortgage-backed obligations 46.44%
Federal agency mortgage-backed obligations 46.44%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD	4		$4
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)		8		8
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)		1		1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)		—	(b)	—	(b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)		3		3
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)		459		455
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)		1,022		1,011
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)		775		724
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)		—	(b)	—	(b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)		324		303
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)		2		3
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)		10		10
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)		12		12
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)		12		12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)		4		4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)		18		18
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)		6		6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)		24,153		20,849
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)		257		261
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)		135		137
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)		28		28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)		121		123
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)		19		19
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)		68		69
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)		12		12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)		7		8
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)		16		16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)		4		4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)		6		5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)		29		27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)		1,070		1,107
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)		7		6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)		52		49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)		3,526		3,276
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)		45		41
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)		12		11
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)		6		6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)		6		5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)		2		1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)		5		5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)		105		100
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)		2,531		2,334
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)		33		30
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)		62		58
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)		87		83
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)		24		23
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)		13		13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)		909		846
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)		337		312
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)		89		82
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)		458		424
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)		248		229
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)		2,904		2,577
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)		744		628
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)		25		22
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)		468		391
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)		159		134
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)		1,592		1,339
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)		194		155
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)		1,362		1,080
American Funds Insurance Series	250

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD	68	$54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)		911	736
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)		580	460
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)		9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)		351	294
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)		6	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)		1,374	1,089
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)		4,462	3,942
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)		1,325	1,108
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)		156	132
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)		502	416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)		1,259	1,045
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)		579	485
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)		375	311
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)		41	33
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)		1,041	875
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)		666	589
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)		481	381
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)		1,951	1,709
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)		1,000	866
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)		399	316
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)		381	317
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)		168	141
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)		3,076	2,710
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)		5,245	4,157
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)		414	386
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)		3,271	2,599
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)		7,164	5,947
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)		173	150
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)		573	534
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)		101	80
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)		2,587	2,412
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)		53	53
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)		47	47
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)		211	167
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)		2,265	2,045
Fannie Mae Pool #BW7327 4.50% 8/1/2052 (a)		2,765	2,652
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)		311	308
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)		48	47
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)		1,239	1,155
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)		649	622
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)		8,362	8,240
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)		3,297	2,616
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)		922	886
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)		839	806
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)		8,256	8,137
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)		4,769	4,693
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)		596	598
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)		542	544
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)		83	83
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)		209	218
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)		51	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)		8	8
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)		52	49
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)		2,569	2,464
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)		1,867	1,914
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)		1,383	1,287
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)		9	9
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)		710	732
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)		797	812
251	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	USD	588	$602
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)		225	210
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)		2,105	2,110
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)		354	369
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)		939	875
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)		313	314
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)		1,798	1,834
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)		1,304	1,215
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)		72	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)		2,867	2,872
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)		2,855	2,905
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)		1,904	1,940
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)		1,771	1,810
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)		1,406	1,433
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)		1,338	1,370
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)		800	745
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)		46	43
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)		1,114	1,068
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)		358	343
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)		9,764	9,782
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)		1,681	1,713
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)		279	284
Fannie Mae Pool #MA5127 4.00% 8/1/2053 (a)		62	57
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)		441	423
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)		201	201
Fannie Mae Pool #CB7216 4.00% 9/1/2053 (a)		27	25
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)		2,630	2,450
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)		21,627	21,663
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)		512	521
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)		689	716
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)		223	230
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)		978	910
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)		24	22
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)		518	519
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)		145	146
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)		12,089	12,533
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)		3,439	3,556
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)		1,954	1,819
Fannie Mae Pool #MA5283 4.00% 2/1/2054 (a)		907	845
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)		479	479
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)		955	956
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)		401	401
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)		2,758	2,567
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)		1,253	1,262
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)		634	650
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)		1,272	1,328
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)		5,594	5,598
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)		1,910	1,990
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)		3,074	3,145
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)		817	831
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)		4,370	4,541
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)		7,511	7,653
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)		3,833	3,934
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)		1,011	1,029
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)		177	180
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)		6,817	7,099
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)		2,007	2,087
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)		1,133	1,180
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)		271	286
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)		233	239
American Funds Insurance Series	252

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	USD	215		$219
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)		124		126
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)		115		117
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)		108		110
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)		96		98
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)		1,989		2,004
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)		1,464		1,492
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)		133		124
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)		209		209
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)		24		24
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)		398		406
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)		815		800
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)		37		38
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)		1,850		1,882
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)		1,073		1,094
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)		28		28
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)		4,000		4,134
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)		7,938		7,942
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)		145		147
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)		2,158		2,194
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)		3,226		3,280
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)		1,149		991
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)		349		334
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)		441		391
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)		51		51
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (a)		947		881
Fannie Mae Pool #MB0299 4.00% 2/1/2055 (a)		899		836
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(c)(d)		990		963
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)		—	(b)	—	(b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)		1		1
Freddie Mac Pool #1H1354 7.081% 11/1/2036 (a)(d)		30		31
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)		1,130		1,056
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)		234		237
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)		482		489
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)		630		542
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)		9,080		8,052
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)		3		3
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)		22		20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)		22		21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)		112		108
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)		165		155
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(d)		210		209
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)		42		38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)		59		54
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)		5,793		5,472
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)		43		40
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)		41		37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)		34		31
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)		28		25
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)		20		18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)		19		17
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)		12		11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)		11		10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)		1,083		1,028
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)		59		55
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)		47		45
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)		23		21
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)		13		12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)		91		86
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)		5,429		5,141
253	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	USD	165	$161
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)		78	76
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)		56	54
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)		17	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)		128	118
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)		38	35
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)		310	286
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)		159	147
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)		26	22
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)		1,374	1,089
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)		1,177	939
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)		1,791	1,500
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)		32	25
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)		53	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)		2,041	1,641
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)		922	730
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)		134	119
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)		8,362	7,024
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (a)		536	425
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)		413	329
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)		440	370
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)		1,340	1,062
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)		272	229
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)		128	113
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)		1,286	1,019
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)		298	236
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)		10,995	10,081
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)		149	135
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)		338	268
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)		348	324
Freddie Mac Pool #8D0226 2.547% 5/1/2052 (a)(d)		424	389
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)		7,787	6,755
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)		3,221	2,793
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)		139	129
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)		182	174
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)		787	776
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)		46	46
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)		39	38
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)		834	800
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)		210	201
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)		122	117
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)		9,439	9,298
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)		1,376	1,283
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)		3,197	3,066
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)		3,089	2,962
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)		82	78
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)		999	976
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)		957	920
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)		1,908	1,915
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)		4,227	4,396
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)		14	13
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (a)		760	708
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)		764	711
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)		861	863
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)		804	819
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)		434	443
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)		83	80
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)		768	769
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)		502	503
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)		3,733	3,803
American Funds Insurance Series	254

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	USD	1,731	$1,765
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)		257	268
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)		1,455	1,458
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)		14,538	14,809
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)		3,775	3,843
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)		1,904	1,938
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)		803	818
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)		403	413
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)		348	356
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)		247	253
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)		194	200
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)		1,992	2,073
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)		1,727	1,797
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)		1,668	1,743
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)		1,623	1,695
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)		1,143	1,196
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)		874	912
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)		550	570
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)		482	510
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)		16,933	16,977
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)		617	618
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)		18,216	18,553
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)		19,987	20,355
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)		725	726
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)		39,176	39,944
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)		2,110	2,150
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)		87	90
Freddie Mac Pool #SD8366 5.00% 10/1/2053 (a)		3,281	3,228
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)		4,713	4,800
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)		711	681
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)		3,169	3,177
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)		10,396	10,814
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (a)		576	608
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)		1,962	1,964
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)		381	395
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)		159	148
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)		944	945
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)		4,108	4,205
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)		209	213
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)		502	503
Freddie Mac Pool #SD8425 4.00% 4/1/2054 (a)		515	480
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)		576	580
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)		100	101
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)		494	506
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)		481	482
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)		77	79
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)		2,443	2,544
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)		1,230	1,282
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)		11,851	12,146
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)		1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)		2,802	2,926
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)		1,068	1,112
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)		651	680
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)		8,348	8,505
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)		3,103	3,161
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)		246	252
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)		6,989	7,236
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)		4,177	4,207
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)		1,001	1,002
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)		3,261	3,323
255	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	USD	1,501	$1,530
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)		150	154
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)		91	92
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)		3,944	4,108
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)		679	679
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)		504	513
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)		272	279
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)		257	264
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)		238	244
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)		152	155
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)		5,032	5,240
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)		1,840	1,902
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)		4	4
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)		46	48
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)		408	408
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)		3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)		3,846	3,917
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)		1,569	1,610
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)		1,098	1,124
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)		484	492
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)		6	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)		82	83
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)		12,305	12,716
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)		450	458
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)		118	120
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)		667	654
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)		3,875	3,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(d)		3,500	3,289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)		721	618
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)		291	257
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)		3,587	3,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)		3,203	3,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)		786	672
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)		1,102	994
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)		347	334
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)		3,476	3,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)		416	400
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)		1,558	1,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)		612	546
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)		328	294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)		1,346	1,248
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)		13,783	13,404
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)		3,488	3,313
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)		997	918
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)		435	383
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)		3,393	3,264
Government National Mortgage Assn. 3.50% 7/1/2055 (a)(e)		30	27
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(e)		5	5
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(e)		1,905	1,908
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)		59	62
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)		11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)		121	128
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)		26	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)		133	135
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)		63	67
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)		1,745	1,792
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)		625	629
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)		427	415
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)		15	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)		768	626
American Funds Insurance Series	256

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	USD	673	$548
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)		4,506	3,773
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)		1,955	1,663
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)		622	520
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)		3,517	2,957
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)		82	69
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)		3,014	2,549
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)		1,549	1,312
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)		943	797
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)		739	619
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)		236	209
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)		871	741
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)		185	164
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)		2,113	1,929
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)		655	598
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)		3,991	3,641
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)		307	288
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)		419	392
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)		208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)		53	52
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)		4,289	4,126
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)		2,759	2,651
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)		1,153	1,108
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)		4,418	4,114
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (a)		5,868	5,460
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)		1,402	1,343
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054 (a)		4,240	3,946
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)		436	405
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)		424	310
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(e)		1,115	1,019
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(e)		920	900
Uniform Mortgage-Backed Security 5.00% 7/1/2040 (a)(e)		780	786
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(e)		8,642	7,167
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(e)		25,486	22,949
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(e)		1,272	1,183
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(e)		432	413
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(e)		437	429
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(e)		3,295	3,349
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(e)		12,685	13,356
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(e)		6,583	5,215
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(e)		10,488	9,074
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(e)		2,690	2,501
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(e)		50,461	52,030
Total mortgage-backed obligations			844,043

U.S. Treasury bonds & notes 37.75%
U.S. Treasury 33.19%
U.S. Treasury 3.125% 8/15/2025		390	389
U.S. Treasury 3.00% 10/31/2025		1,395	1,390
U.S. Treasury 4.25% 12/31/2025		17,685	17,687
U.S. Treasury 4.25% 1/31/2026		5,535	5,536
U.S. Treasury 4.625% 2/28/2026		9,375	9,402
U.S. Treasury 4.625% 3/15/2026		11,050	11,090
U.S. Treasury 4.50% 3/31/2026		1,435	1,439
U.S. Treasury 4.875% 4/30/2026		35,525	35,754
U.S. Treasury 0.875% 6/30/2026		2,065	2,002
U.S. Treasury 4.50% 7/15/2026		10,366	10,422
U.S. Treasury 4.375% 7/31/2026		25,795	25,902
U.S. Treasury 4.625% 9/15/2026		10,209	10,293
257	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.50% 9/30/2026	USD	11,100	$11,044
U.S. Treasury 3.875% 3/31/2027		23,000	23,039
U.S. Treasury 4.50% 4/15/2027		30,000	30,375
U.S. Treasury 0.50% 4/30/2027		1,250	1,179
U.S. Treasury 2.625% 5/31/2027		2,290	2,243
U.S. Treasury 3.75% 6/30/2027		33,220	33,242
U.S. Treasury 3.75% 8/15/2027		5,043	5,046
U.S. Treasury 4.25% 2/15/2028		48,655	49,313
U.S. Treasury 3.625% 5/31/2028		14,850	14,819
U.S. Treasury 1.25% 6/30/2028		3,325	3,096
U.S. Treasury 4.00% 6/30/2028		6,907	6,966
U.S. Treasury 1.00% 7/31/2028		970	894
U.S. Treasury 4.125% 7/31/2028		17,685	17,898
U.S. Treasury 2.625% 2/15/2029		3,270	3,149
U.S. Treasury 4.50% 5/31/2029		825	848
U.S. Treasury 2.625% 7/31/2029		9,309	8,917
U.S. Treasury 4.00% 7/31/2029		15,070	15,212
U.S. Treasury 4.125% 10/31/2029		4,800	4,869
U.S. Treasury 4.125% 11/30/2029		10,200	10,350
U.S. Treasury 4.375% 12/31/2029		23,475	24,057
U.S. Treasury 4.00% 2/28/2030		11,270	11,380
U.S. Treasury 4.00% 3/31/2030		15,000	15,140
U.S. Treasury 3.75% 6/30/2030		17,030	16,986
U.S. Treasury 4.625% 9/30/2030		1,290	1,338
U.S. Treasury 4.875% 10/31/2030		625	656
U.S. Treasury 4.25% 6/30/2031		9,625	9,801
U.S. Treasury 4.125% 11/30/2031		3,240	3,272
U.S. Treasury 4.125% 2/29/2032		9,305	9,390
U.S. Treasury 4.125% 3/31/2032		3,000	3,026
U.S. Treasury 2.75% 8/15/2032		8,095	7,467
U.S. Treasury 3.875% 8/15/2033		3,180	3,133
U.S. Treasury 4.375% 5/15/2034		1,687	1,714
U.S. Treasury 3.875% 8/15/2034		1,970	1,924
U.S. Treasury 4.25% 11/15/2034		1,790	1,796
U.S. Treasury 4.625% 2/15/2035		5,000	5,159
U.S. Treasury 4.50% 8/15/2039 (f)		13,655	13,601
U.S. Treasury 4.625% 2/15/2040		90	90
U.S. Treasury 1.375% 11/15/2040		1,945	1,239
U.S. Treasury 3.875% 5/15/2043		820	732
U.S. Treasury 4.375% 8/15/2043		40	38
U.S. Treasury 4.50% 2/15/2044		3,780	3,654
U.S. Treasury 4.125% 8/15/2044 (f)		11,760	10,773
U.S. Treasury 2.50% 2/15/2045		4,850	3,415
U.S. Treasury 5.00% 5/15/2045		7,855	8,068
U.S. Treasury 2.50% 2/15/2046		3,900	2,703
U.S. Treasury 2.50% 5/15/2046		1,585	1,095
U.S. Treasury 2.875% 11/15/2046		2,700	1,988
U.S. Treasury 3.00% 8/15/2048		750	554
U.S. Treasury 2.375% 11/15/2049		1,435	923
U.S. Treasury 1.25% 5/15/2050		14,825	7,122
U.S. Treasury 1.375% 8/15/2050		4,330	2,135
U.S. Treasury 1.625% 11/15/2050 (f)		26,165	13,785
U.S. Treasury 1.875% 2/15/2051		5,892	3,310
U.S. Treasury 2.375% 5/15/2051		6,280	3,985
U.S. Treasury 2.00% 8/15/2051		5,226	3,012
U.S. Treasury 1.875% 11/15/2051		3,164	1,760
U.S. Treasury 3.00% 8/15/2052		895	646
U.S. Treasury 4.00% 11/15/2052		1,849	1,618
U.S. Treasury 4.75% 11/15/2053		205	203
U.S. Treasury 4.25% 2/15/2054 (f)		11,130	10,157
American Funds Insurance Series	258

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 5/15/2054	USD	5,610	$5,448
U.S. Treasury 4.25% 8/15/2054		3,825	3,493
U.S. Treasury 4.625% 2/15/2055		7,370	7,174
U.S. Treasury, interest only, 0% 11/15/2040 (f)		1,110	526
			603,291

U.S. Treasury inflation-protected securities 4.56%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (g)		2,398	2,398
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)		9,477	9,371
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)		2,916	2,856
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)		36,770	37,226
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)		1,077	991
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)		3,349	3,036
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)		7,268	7,277
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)		139	136
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (f)(g)		1,483	1,152
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)		1,730	1,286
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)		319	231
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)		363	211
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)		142	77
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (g)		802	636
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)		3,736	3,421
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)		12,921	12,496
			82,801
Total U.S. Treasury bonds & notes			686,092

Federal agency bonds & notes 2.82%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		91	90
Fannie Mae 7.125% 1/15/2030		2,000	2,273
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,416
Federal Home Loan Bank 5.50% 7/15/2036		300	327
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,794
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,930
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,502
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,809
Tennessee Valley Authority 5.88% 4/1/2036		875	969
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	218
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		695	666
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		897	911
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,220	2,217
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,226	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,060
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,006
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,971
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,793	1,733
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,194	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,327	2,187
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,528
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	304
			51,206
Total bonds, notes & other debt instruments (cost: $1,613,297,000)			1,581,341
259	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Short-term securities 16.90%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 13.73%
ADP Tax Services, Inc. 7/1/2025 (c)	4.330%	USD	1,757	$1,757
ADP Tax Services, Inc. 7/2/2025 (c)	4.340		5,500	5,499
Alphabet, Inc. 9/23/2025 (c)	4.340		20,000	19,796
Apple, Inc. 8/4/2025 (c)	4.300		11,900	11,850
Apple, Inc. 8/13/2025 (c)	4.300		22,500	22,382
CAFCO, LLC 8/19/2025 (c)	4.350		15,300	15,207
Chariot Funding, LLC 8/25/2025 (c)	4.370		10,000	9,931
Chariot Funding, LLC 9/4/2025 (c)	4.370		7,000	6,943
Chariot Funding, LLC 9/15/2025 (c)	4.370		500	495
Cisco Systems, Inc. 8/1/2025 (c)	4.270		10,000	9,962
Cisco Systems, Inc. 8/5/2025 (c)	4.270		10,000	9,957
Coca-Cola Co. 7/17/2025 (c)	4.310		5,000	4,990
Eli Lilly and Co. 7/25/2025 (c)	4.330		8,700	8,674
Johnson & Johnson 7/3/2025 (c)	4.260		22,000	21,992
Komatsu Finance America, Inc. 9/11/2025 (c)	4.330		17,400	17,247
Linde, Inc. 8/27/2025	4.300		5,000	4,966
LVMH Moet Hennessy Louis Vuitton, Inc. 10/1/2025 (c)	4.310		5,000	4,944
Novartis Finance Corp. 7/7/2025 (c)	4.320		3,600	3,597
Paccar Financial Corp. 7/10/2025	4.360		8,400	8,390
Paccar Financial Corp. 7/24/2025	4.340		8,150	8,126
Prudential Funding, LLC 7/2/2025	4.340		16,000	15,996
Wal-Mart Stores, Inc. 7/7/2025 (c)	4.323		16,800	16,786
Wal-Mart Stores, Inc. 7/14/2025 (c)	4.310		10,000	9,983
Wal-Mart Stores, Inc. 7/21/2025 (c)	4.310		10,000	9,975
				249,445

Bonds & notes of governments & government agencies outside the U.S. 0.27%
Ontario (Province of) 7/18/2025	4.360		5,000	4,989

U.S. Treasury bills 0.15%
U.S. Treasury 7/1/2025	4.100		2,700	2,700

Federal agency bills & notes 2.75%
Federal Farm Credit Banks 8/7/2025	4.230		7,100	7,069
Federal Farm Credit Banks 8/27/2025	4.220		5,000	4,967
Federal Home Loan Bank 7/9/2025	4.210		8,900	8,892
Federal Home Loan Bank 7/11/2025	4.218		6,000	5,993
Federal Home Loan Bank 7/25/2025	4.204		7,500	7,480
Federal Home Loan Bank 8/27/2025	4.225		10,600	10,529
Federal Home Loan Bank 9/17/2025	4.230		5,000	4,955
Total short-term securities (cost: $307,049,000)				307,019
American Funds Insurance Series	260

U.S. Government Securities Fund (continued)

Options purchased (equity style) 0.01%	Value (000)
Options purchased (equity style)*	$206
Total options purchased (equity style) (cost: $626,000)	206
Total investment securities 103.92% (cost: $1,920,972,000)	1,888,566
Other assets less liabilities (3.92)%	(71,188)
Net assets 100.00%	$1,817,378

*Options purchased (equity style)

Options on futures

					Notional		Value at
	Number of	Expiration	Exercise		amount		6/30/2025
Description	contracts	date	price		(000)		(000)
Call
3 Month SOFR Futures Options	607	9/12/2025	USD	97.00	USD	151,750	$23
3 Month SOFR Futures Options	1,551	9/12/2025		98.00		387,750	29
3 Month SOFR Futures Options	106	12/12/2025		96.50		26,500	42
3 Month SOFR Futures Options	106	12/12/2025		97.00		26,500	19
3 Month SOFR Futures Options	105	12/12/2025		97.50		26,250	11
3 Month SOFR Futures Options	20	12/12/2025		98.00		5,000	1
							$125
Put
10 Year U.S. Treasury Note Futures Options	70	7/3/2025	USD	111.25		7,000	$3
3 Month SOFR Futures Options	3,128	12/12/2025		95.69		782,000	78
							$81
							$206

Futures contracts

						Value and unrealized appreciation
				Notional		(depreciation)
		Number of	Expiration	amount		at 6/30/2025
Contracts	Type	contracts	date	(000)		(000)
30 Day Federal Funds Futures	Long	111	9/2/2025	USD	44,274	$(2)
3 Month SOFR Futures	Long	2,584	9/17/2025		617,996	(302)
3 Month SOFR Futures	Long	139	3/18/2026		33,475	56
3 Month SOFR Futures	Long	3	6/17/2026		724	(3)
2 Year U.S. Treasury Note Futures	Long	3,136	10/3/2025		652,362	2,220
5 Year U.S. Treasury Note Futures	Long	4,330	10/3/2025		471,970	5,219
10 Year U.S. Treasury Note Futures	Long	866	9/30/2025		97,100	1,787
10 Year Ultra U.S. Treasury Note Futures	Short	99	9/30/2025		(11,312)	(97)
20 Year U.S. Treasury Bond Futures	Long	146	9/30/2025		16,858	591
30 Year Ultra U.S. Treasury Bond Futures	Long	10	9/30/2025		1,191	10
						$9,479
261	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2025 (000)	(received) (000)	at 6/30/2025 (000)
SOFR	Annual	3.916%	Annual	7/11/2025	USD	46,800	$7	$—	$7
4.225%	Annual	SOFR	Annual	9/30/2025	USD	27,550	(11)	—	(11)
SOFR	Annual	4.63358%	Annual	10/31/2025	USD	1,381	(1)	—	(1)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD	11,197	— (b)	—	— (b)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD	1,020	— (b)	—	— (b)
4.184%	Annual	SOFR	Annual	1/10/2026	USD	11,198	(2)	—	(2)
4.27%	Annual	SOFR	Annual	2/16/2026	USD	9,621	8	—	8
4.265%	Annual	SOFR	Annual	2/16/2026	USD	4,777	4	—	4
4.3035%	Annual	SOFR	Annual	2/17/2026	USD	2,874	3	—	3
4.2515%	Annual	SOFR	Annual	2/17/2026	USD	2,847	2	—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD	2,771	2	—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD	1,989	2	—	2
4.288%	Annual	SOFR	Annual	2/17/2026	USD	2,021	2	—	2
4.568%	Annual	SOFR	Annual	3/1/2026	USD	27,000	82	—	82
4.56%	Annual	SOFR	Annual	3/1/2026	USD	27,400	82	—	82
4.6275%	Annual	SOFR	Annual	3/20/2026	USD	49,370	195	—	195
4.9005%	Annual	SOFR	Annual	4/17/2026	USD	14,100	97	—	97
4.815%	Annual	SOFR	Annual	5/6/2026	USD	31,500	220	—	220
4.723%	Annual	SOFR	Annual	5/7/2026	USD	30,490	191	—	191
4.659%	Annual	SOFR	Annual	5/17/2026	USD	45,400	278	—	278
SOFR	Annual	4.528%	Annual	6/18/2026	USD	2,700	(16)	—	(16)
3.53%	Annual	SOFR	Annual	1/23/2027	USD	7,300	(9)	—	(9)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD	12,100	(13)	—	(13)
3.535%	Annual	SOFR	Annual	1/23/2027	USD	13,000	(15)	—	(15)
SOFR	Annual	4.186%	Annual	2/18/2027	USD	54,150	(509)	—	(509)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD	23,600	67	—	67
3.761%	Annual	SOFR	Annual	2/20/2027	USD	11,800	33	—	33
4.5895%	Annual	SOFR	Annual	5/6/2027	USD	22,710	429	—	429
SOFR	Annual	3.62%	Annual	6/30/2027	USD	7,849	(31)	—	(31)
3.45%	Annual	SOFR	Annual	2/1/2028	USD	12,500	8	—	8
3.47%	Annual	SOFR	Annual	2/2/2028	USD	11,600	13	—	13
3.6475%	Annual	SOFR	Annual	2/27/2028	USD	19,700	172	—	172
SOFR	Annual	3.528%	Annual	1/29/2030	USD	4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD	4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD	5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD	49,000	6,039	—	6,039
3.18%	Annual	SOFR	Annual	4/17/2030	USD	2,600	(28)	—	(28)
3.275%	Annual	SOFR	Annual	4/18/2030	USD	2,600	(17)	—	(17)
3.353%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(8)	—	(8)
3.342%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(9)	—	(9)
3.344%	Annual	SOFR	Annual	4/20/2030	USD	2,600	(9)	—	(9)
3.128%	Annual	SOFR	Annual	4/28/2030	USD	2,600	(34)	—	(34)
3.285%	Annual	SOFR	Annual	5/1/2030	USD	2,500	(15)	—	(15)
3.259%	Annual	SOFR	Annual	5/1/2030	USD	2,600	(19)	—	(19)
3.186%	Annual	SOFR	Annual	5/9/2030	USD	2,600	(28)	—	(28)
3.215%	Annual	SOFR	Annual	5/10/2030	USD	2,500	(23)	—	(23)
3.29%	Annual	SOFR	Annual	5/19/2030	USD	3,100	(19)	—	(19)
3.31%	Annual	SOFR	Annual	6/9/2030	USD	26,800	(141)	—	(141)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD	15,500	2,074	—	2,074
SOFR	Annual	4.1615%	Annual	5/15/2033	USD	330	(13)	—	(13)
SOFR	Annual	4.15%	Annual	5/15/2033	USD	880	(34)	—	(34)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD	1,185	35	—	35
American Funds Insurance Series	262

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2025 (000)	(received) (000)	at 6/30/2025 (000)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	4,655	$5	$—	$5
SOFR	Annual	3.175%	Annual	2/1/2038	USD	16,000	925	—	925
3.065%	Annual	SOFR	Annual	4/7/2040	USD	12,300	(1,141)	—	(1,141)
3.616%	Annual	SOFR	Annual	8/5/2044	USD	5,600	(261)	—	(261)
3.561%	Annual	SOFR	Annual	8/9/2044	USD	4,800	(260)	—	(260)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD	10,330	(25)	—	(25)
SOFR	Annual	3.045%	Annual	7/27/2050	USD	3,600	524	—	524
SOFR	Annual	2.85282%	Annual	12/6/2052	USD	540	98	—	98
SOFR	Annual	2.93542%	Annual	12/6/2052	USD	550	93	—	93
SOFR	Annual	3.01413%	Annual	1/12/2053	USD	1,402	218	—	218
SOFR	Annual	3.02%	Annual	1/12/2053	USD	1,400	216	—	216
SOFR	Annual	2.974%	Annual	4/17/2053	USD	800	130	—	130
SOFR	Annual	3.044%	Annual	4/18/2053	USD	800	121	—	121
SOFR	Annual	3.0875%	Annual	4/19/2053	USD	800	115	—	115
SOFR	Annual	3.1035%	Annual	4/19/2053	USD	800	112	—	112
SOFR	Annual	3.0895%	Annual	4/20/2053	USD	800	114	—	114
SOFR	Annual	2.9405%	Annual	4/28/2053	USD	800	135	—	135
SOFR	Annual	3.0535%	Annual	5/1/2053	USD	1,600	239	—	239
SOFR	Annual	3.085%	Annual	5/9/2053	USD	900	129	—	129
SOFR	Annual	3.1135%	Annual	5/10/2053	USD	800	111	—	111
SOFR	Annual	3.1605%	Annual	5/19/2053	USD	1,000	131	—	131
SOFR	Annual	3.6765%	Annual	2/20/2054	USD	2,019	87	—	87
SOFR	Annual	3.6815%	Annual	2/20/2054	USD	1,510	64	—	64
SOFR	Annual	3.7205%	Annual	2/21/2054	USD	520	18	—	18
SOFR	Annual	3.47875%	Annual	8/5/2054	USD	4,200	323	—	323
SOFR	Annual	3.415%	Annual	8/9/2054	USD	3,700	325	—	325
							$11,516	$—	$11,516

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $212,930,000, which represented 11.72% of the net assets of the fund.
(d)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,617,000, which represented 0.80% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)

Assn. = Association

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

263	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2025	unaudited

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,422,976	$441,872
Total growth funds (cost: $324,437,000)		441,872

Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,428,526	52,005
Total fixed income funds (cost: $51,791,000)		52,005

Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	23,813,652	23,814
Total short-term securities (cost: $23,814,000)		23,814

Options purchased (equity style) 0.63%
Options purchased (equity style)*		3,271
Total options purchased (cost: $3,943,000)		3,271
Total investment securities 100.20% (cost: $403,985,000)		520,962
Other assets less liabilities (0.20)%		(1,017)
Net assets 100.00%		$519,945

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	10	USD	6,205	USD	4,225.00	12/19/2025	$21
S&P 500 Index	450		279,223		4,250.00	12/19/2025	958
S&P 500 Index	30		18,615		4,300.00	12/19/2025	67
S&P 500 Index	45		27,922		4,325.00	12/19/2025	103
S&P 500 Index	50		31,025		4,350.00	12/19/2025	117
S&P 500 Index	20		12,410		4,375.00	12/19/2025	48
S&P 500 Index	90		55,844		4,250.00	3/20/2026	334
S&P 500 Index	415		257,505		4,275.00	3/20/2026	1,623
							$3,271

Futures contracts

						Value and unrealized appreciation
					Notional	(depreciation)
		Number of	Expiration		amount	at 6/30/2025
Contracts	Type	contracts	date		(000)	(000)
British Pound Currency Futures	Short	1	9/15/2025	USD	(86)	$(2)
Euro Currency Futures	Short	1	9/15/2025		(148)	(4)
S&P 500 E-mini Index Futures	Long	92	9/19/2025		28,767	66
						$60
American Funds Insurance Series	264

Managed Risk Growth Fund (continued)

Investments in affiliates (b)

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$110,570	$123,574	$45,855	$(36,541)	$441,872	$852	$34,295
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	30,401	32,858	4	1,672	52,005	457	—
Total 94.99%				$45,859	$(34,869)	$493,877	$1,309	$34,295

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

265	American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2025	unaudited

Growth funds 84.91%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,843,208	$96,864
Total growth funds (cost: $76,504,000)		96,864

Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,190,005	11,400
Total fixed income funds (cost: $11,262,000)		11,400

Short-term securities 4.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	4,707,948	4,708
Total short-term securities (cost: $4,708,000)		4,708

Options purchased (equity style) 0.42%
Options purchased (equity style)*		481
Total options purchased (cost: $718,000)		481
Total investment securities 99.45% (cost: $93,192,000)		113,453
Other assets less liabilities 0.55%		628
Net assets 100.00%		$114,081

*Options purchased (equity style)

Equity index options

		Notional					Value at
	Number of	amount		Exercise		Expiration	6/30/2025
Description	contracts	(000)		price		date	(000)
Put
iShares MSCI EAFE ETF	3,900	USD	34,862	USD	64.00	9/19/2025	$45
iShares MSCI EAFE ETF	120		1,073		65.00	9/19/2025	3
iShares MSCI EAFE ETF	150		1,341		69.00	9/19/2025	6
iShares MSCI EAFE ETF	1,500		13,408		65.00	12/19/2025	46
iShares MSCI EAFE ETF	750		6,704		75.00	12/19/2025	62
iShares MSCI EAFE ETF	350		3,128		76.00	12/19/2025	35
iShares MSCI EAFE ETF	250		2,235		65.00	3/20/2026	13
iShares MSCI EAFE ETF	3,300		29,499		70.00	3/20/2026	271
							$481

Futures contracts

						Value and unrealized appreciation
					Notional	(depreciation)
		Number of	Expiration		amount	at 6/30/2025
Contracts	Type	contracts	date		(000)	(000)
MSCI EAFE Index Futures	Short	8	9/19/2025	USD	(1,073)	$(24)
S&P 500 E-mini Index Futures	Short	5	9/19/2025		(1,563)	(55)
Mini MSCI Emerging Market Index Futures	Short	45	9/19/2025		(2,775)	(47)
						$(126)
American Funds Insurance Series	266

Managed Risk International Fund (continued)

Investments in affiliates (b)

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 84.91%
American Funds Insurance Series – International Fund, Class 1	$96,701	$9,227	$20,142	$2,798	$8,280	$96,864	$62	$—
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	3,743	4,220	(30)	435	11,400	101	—
Total 94.90%				$2,768	$8,715	$108,264	$163	$—

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

267	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2025	unaudited

Growth-and-income funds 85.02%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	15,813,911	$270,418
Total growth-and-income funds (cost: $211,011,000)		270,418

Fixed income funds 9.98%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,179,864	31,735
Total fixed income funds (cost: $31,329,000)		31,735

Short-term securities 4.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	14,661,495	14,661
Total short-term securities (cost: $14,661,000)		14,661

Options purchased (equity style) 0.38%
Options purchased (equity style)*		1,203
Total options purchased (cost: $1,977,000)		1,203
Total investment securities 99.99% (cost: $258,978,000)		318,017
Other assets less liabilities 0.01%		47
Net assets 100.00%		$318,064

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	250	USD	155,124	USD	4,500.00	9/19/2025	$215
S&P 500 Index	25		15,512		4,225.00	12/19/2025	52
S&P 500 Index	50		31,025		4,250.00	12/19/2025	107
S&P 500 Index	40		24,820		4,300.00	12/19/2025	89
S&P 500 Index	40		24,820		4,325.00	12/19/2025	91
S&P 500 Index	10		6,205		4,350.00	12/19/2025	23
S&P 500 Index	35		21,717		4,375.00	12/19/2025	84
S&P 500 Index	15		9,307		4,175.00	3/20/2026	53
S&P 500 Index	125		77,562		4,275.00	3/20/2026	489
							$1,203

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	38	9/19/2025	USD	11,882	$298
American Funds Insurance Series	268

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates (b)

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth-and-income funds 85.02%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 1	$273,106	$42,783	$50,322	$10,456	$(5,605)	$270,418	$933	$17,905
Fixed income funds 9.98%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 1	32,524	9,695	11,805	(345)	1,666	31,735	257	—
Total 95.00%				$10,111	$(3,939)	$302,153	$1,190	$17,905

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

269	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2025	unaudited

Growth-and-income funds 79.76%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,136,375	$1,693,310
Total growth-and-income funds (cost: $1,467,670,000)		1,693,310

Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,142,813	317,508
Total fixed income funds (cost: $314,557,000)		317,508

Short-term securities 4.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	99,642,239	99,642
Total short-term securities (cost: $99,642,000)		99,642

Options purchased (equity style) 0.69%
Options purchased (equity style)*		14,515
Total options purchased (cost: $22,680,000)		14,515
Total investment securities 100.10% (cost: $1,904,549,000)		2,124,975
Other assets less liabilities (0.10)%		(2,020)
Net assets 100.00%		$2,122,955

*Options purchased (equity style)

Equity index options

		Notional					Value at
	Number of	amount		Exercise		Expiration	6/30/2025
Description	contracts	(000)		price		date	(000)
Put
S&P 500 Index	40	USD	24,820	USD	4,225.00	9/19/2025	$26
S&P 500 Index	80		49,640		4,300.00	9/19/2025	56
S&P 500 Index	70		43,435		4,450.00	9/19/2025	58
S&P 500 Index	2,200		1,365,089		4,500.00	9/19/2025	1,888
S&P 500 Index	120		74,459		4,125.00	12/19/2025	226
S&P 500 Index	150		93,074		4,225.00	12/19/2025	311
S&P 500 Index	1,285		797,336		4,250.00	12/19/2025	2,737
S&P 500 Index	500		310,247		4,300.00	12/19/2025	1,118
S&P 500 Index	120		74,459		4,325.00	12/19/2025	274
S&P 500 Index	160		99,279		4,375.00	12/19/2025	386
S&P 500 Index	80		49,640		4,175.00	3/20/2026	280
S&P 500 Index	1,830		1,135,506		4,275.00	3/20/2026	7,155
							$14,515
American Funds Insurance Series	270

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	460	9/19/2025	USD	143,836	$3,205

Investments in affiliates (b)

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth-and-income funds 79.76%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$409,049	$302,039	$54,771	$(205,377)	$1,693,310	$4,029	$278,792
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	82,741	102,164	(557)	11,805	317,508	2,800	—
Total 94.72%				$54,214	$(193,572)	$2,010,818	$6,829	$278,792

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

271	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2025	unaudited

Asset allocation funds 95.10%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	71,278,050	$1,858,219
Total asset allocation funds (cost: $1,681,795,000)		1,858,219

Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	94,150,915	94,151
Total short-term securities (cost: $94,151,000)		94,151

Options purchased (equity style) 0.15%
Options purchased (equity style)*		2,833
Total options purchased (cost: $3,627,000)		2,833
Total investment securities 100.07% (cost: $1,779,573,000)		1,955,203
Other assets less liabilities (0.07)%		(1,334)
Net assets 100.00%		$1,953,869

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	20	USD	12,410	USD	4,300.00	9/19/2025	$14
S&P 500 Index	20		12,410		4,500.00	9/19/2025	17
S&P 500 Index	30		18,615		4,125.00	12/19/2025	57
S&P 500 Index	35		21,717		4,225.00	12/19/2025	72
S&P 500 Index	405		251,300		4,250.00	12/19/2025	863
S&P 500 Index	105		65,152		4,300.00	12/19/2025	235
S&P 500 Index	30		18,615		4,350.00	12/19/2025	70
S&P 500 Index	385		238,891		4,275.00	3/20/2026	1,505
							$2,833

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	81	9/19/2025	USD	25,328	$638
American Funds Insurance Series	272

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates (b)

				Net	Net unrealized			Capital gain
	Value at			realized	appreciation	Value at	Dividend	distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Asset allocation funds 95.10%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$1,923,478	$243,681	$317,008	$(5,123)	$13,191	$1,858,219	$8,184	$127,660

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements	unaudited
Statements of assets and liabilities at June 30, 2025	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,417,403	$2,956,588	$50,144,089	$6,929,119	$3,605,243
Affiliated issuers	237,566	156,122	1,443,384	330,868	147,681
Cash	177	303	335	608	293
Cash collateral received for securities on loan	—	2,182	14,037	—	478
Cash collateral pledged for futures contracts	—	—	—	—	150
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	510	608	1,254	5,444	1,308
Unrealized appreciation on open forward currency contracts	—	—	—	—	90
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	2,449	—	23,471	4,758
Sales of fund’s shares	4,270	814	35,214	2,867	4,264
Dividends and interest	11,835	4,669	17,251	16,811	9,797
Variation margin on futures contracts	—	—	—	—	22
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	3	33	36	5	3
Other	424	197	97	810	300
	8,672,188	3,123,965	51,655,697	7,310,003	3,774,387
Liabilities:
Collateral for securities on loan	—	21,824	140,364	—	4,784
Unrealized depreciation on open forward currency contracts	—	—	—	—	168
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	31,663	5,973	14,198	47,280	10,534
Repurchases of fund’s shares	38,493	10,483	187,437	20,823	6,332
Investment advisory services	2,580	1,465	12,329	2,765	1,514
Insurance administrative fees	619	196	3,597	296	525
Services provided by related parties	1,145	504	6,608	959	437
Trustees’ deferred compensation	124	68	683	195	57
Variation margin on futures contracts	—	—	—	—	2
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	6,022	16,925	—	28,851	22,200
Other	90	50	713	130	174
	80,736	57,488	365,929	101,299	46,727
Commitments and contingencies*
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,832,286	$2,197,996	$19,661,442	$5,060,920	$2,275,998
Total distributable earnings (accumulated loss)	3,759,166	868,481	31,628,326	2,147,784	1,451,662
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660

Investment securities on loan, at value	$11	$21,033	$137,026	$—	$7,151
Investment securities, at cost
Unaffiliated issuers	4,879,530	2,155,395	20,971,807	5,063,863	2,264,412
Affiliated issuers	237,553	156,110	1,443,194	330,857	147,673
Cash denominated in currencies other than U.S. dollars, at cost	510	608	1,254	5,444	1,307
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2025 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,287,736	$15,216		$1,931,702	$40,992,508	$380,489
Affiliated issuers	366,782	510		76,286	1,643,318	15,675
Cash	336	50		121	201	36
Cash collateral received for securities on loan	1	—		899	—	94
Cash collateral pledged for futures contracts	—	—		—	—	—
Cash collateral pledged for swap contracts	—	—		—	—	—
Cash denominated in currencies other than U.S. dollars	4	—		627	2,042	256
Unrealized appreciation on open forward currency contracts	—	—		—	—	—
Bilateral swaps, at value	—	—		—	—	—
Unrealized appreciation on unfunded commitments*	—	—		—	—	—
Receivables for:
Sales of investments	19,690	—		3,968	—	621
Sales of fund’s shares	6,995	16		2,215	6,034	627
Dividends and interest	14,672	12		4,292	42,203	1,442
Variation margin on futures contracts	—	—		—	—	—
Variation margin on centrally cleared swap contracts	—	—		—	—	—
Variation margin on options (futures style)	—	—		—	—	—
Securities lending income	11	—	†	1	10	2
Other	1	—		272	440	56
	11,696,228	15,804		2,020,383	42,686,756	399,298
Liabilities:
Collateral for securities on loan	5	7		8,988	—	937
Unrealized depreciation on open forward currency contracts	—	—		—	—	—
Bilateral swaps, at value	—	—		—	—	—
Options written, at value	—	—		—	—	—
Payables for:
Purchases of investments	9,997	36		5,744	25,347	729
Repurchases of fund’s shares	9,657	—	†	5,926	82,681	902
Investment advisory services	2,096	6		601	8,480	152
Insurance administrative fees	1,177	—	†	182	1,699	114
Services provided by related parties	1,296	—		324	4,431	81
Trustees’ deferred compensation	153	—	†	33	704	14
Variation margin on futures contracts	—	—		—	—	—
Variation margin on centrally cleared swap contracts	—	—		—	—	—
Variation margin on options (futures style)	—	—		—	—	—
Non-U.S. taxes	154	—		863	1,045	253
Other	4	—	†	18	52	51
	24,539	49		22,679	124,439	3,233
Commitments and contingencies*
Net assets at June 30, 2025	$11,671,689	$15,755		$1,997,704	$42,562,317	$396,065

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,758,521	$15,085		$1,120,609	$22,041,672	$309,180
Total distributable earnings (accumulated loss)	4,913,168	670		877,095	20,520,645	86,885
Net assets at June 30, 2025	$11,671,689	$15,755		$1,997,704	$42,562,317	$396,065

Investment securities on loan, at value	$4	$7		$8,902	$—	$891
Investment securities, at cost
Unaffiliated issuers	6,918,368	14,602		1,157,926	22,366,500	275,220
Affiliated issuers	366,732	510		76,280	1,557,595	15,673
Cash denominated in currencies other than U.S. dollars, at cost	4	—		627	2,042	256
Premiums received on options written	—	—		—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2025 (continued)	(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund		The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,415,891	$26,082,288	$394,091		$10,443,773	$1,419,926
Affiliated issuers	147,304	2,096,328	25,703		745,797	56,565
Cash	837	733	46		144	88
Cash collateral received for securities on loan	1,754	235	154		—	—
Cash collateral pledged for futures contracts	—	—	—		—	—
Cash collateral pledged for swap contracts	—	—	—		—	—
Cash denominated in currencies other than U.S. dollars	207	404	342		242	1,005
Unrealized appreciation on open forward currency contracts	—	—	280		637	3,338
Bilateral swaps, at value	—	—	60		2,806	522
Unrealized appreciation on unfunded commitments*	—	2	—		—	—	†
Receivables for:
Sales of investments	32,413	1,054,925	3,625		580,724	523
Sales of fund’s shares	18,606	6,351	436		39,402	2,634
Dividends and interest	5,662	81,500	2,051		84,545	14,704
Variation margin on futures contracts	248	3,148	102		8,173	1,130
Variation margin on centrally cleared swap contracts	6	—	23		223	218
Variation margin on options (futures style)	—	—	9		—	77
Securities lending income	3	22	—	†	—	—
Other	179	719	61		61	465
	1,623,110	29,326,655	426,983		11,906,527	1,501,195
Liabilities:
Collateral for securities on loan	17,540	2,353	1,545		—	—
Unrealized depreciation on open forward currency contracts	—	—	601		2,964	3,277
Bilateral swaps, at value	—	—	284		1,761	3,690
Options written, at value	—	—	—		—	12
Payables for:
Purchases of investments	36,269	1,593,478	4,947		924,089	18,908
Repurchases of fund’s shares	1,300	39,578	418		6,595	1,783
Investment advisory services	284	5,882	143		1,795	514
Insurance administrative fees	431	4,051	99		913	62
Services provided by related parties	184	2,924	73		1,074	206
Trustees’ deferred compensation	15	431	6		178	32
Variation margin on futures contracts	17	1,321	33		463	346
Variation margin on centrally cleared swap contracts	18	234	14		1,126	230
Variation margin on options (futures style)	—	—	7		—	58
Non-U.S. taxes	717	800	182		—	20
Other	12	22	42		6	103
	56,787	1,651,074	8,394		940,964	29,241
Commitments and contingencies*
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589		$10,965,563	$1,471,954

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,157,379	$18,236,532	$331,978		$12,407,733	$1,667,643
Total distributable earnings (accumulated loss)	408,944	9,439,049	86,611		(1,442,170)	(195,689)
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589		$10,965,563	$1,471,954

Investment securities on loan, at value	$16,714	$2,306	$1,472		$—	$—
Investment securities, at cost
Unaffiliated issuers	1,052,673	18,416,741	317,156		10,550,966	1,430,793
Affiliated issuers	150,264	2,120,361	25,449		745,710	54,976
Cash denominated in currencies other than U.S. dollars, at cost	210	427	341		238	1,005
Premiums received on options written	—	—	13		—	121

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2025 (continued)	(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$941,867	$132,312	$328,734	$1,888,566	$27,085
Affiliated issuers	45,169	—	—	—	493,877
Cash	493	148	106	2,239	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	257	—	—	—	967
Cash collateral pledged for swap contracts	1,348	—	—	—	—
Cash denominated in currencies other than U.S. dollars	2	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	2	—	—	—	—
Receivables for:
Sales of investments	897	19,309	—	198,469	1,981
Sales of fund’s shares	1,131	536	71	8,809	40
Dividends and interest	14,530	455	—	10,099	79
Variation margin on futures contracts	18	74	—	1,211	92
Variation margin on centrally cleared swap contracts	—	1	—	546	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	—	—	—	—	—
Other	5	1	—	—	—
	1,005,719	152,836	328,911	2,109,939	524,121
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	8,748	34,514	—	287,995	2,850
Repurchases of fund’s shares	1,378	80	4,484	2,734	829
Investment advisory services	229	21	70	315	42
Insurance administrative fees	117	36	46	320	304
Services provided by related parties	175	22	69	302	99
Trustees’ deferred compensation	33	4	12	48	6
Variation margin on futures contracts	9	8	—	104	46
Variation margin on centrally cleared swap contracts	91	10	—	742	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—	—	—	1	—
	10,780	34,695	4,681	292,561	4,176
Commitments and contingencies*
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,276,070	$128,755	$317,685	$2,060,022	$436,834
Total distributable earnings (accumulated loss)	(281,131)	(10,614)	6,545	(242,644)	83,111
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945

Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	925,675	132,614	328,764	1,920,972	27,757
Affiliated issuers	45,164	—	—	—	376,228
Cash denominated in currencies other than U.S. dollars, at cost	2	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2025 (continued)	(dollars in thousands)

	Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,189		$15,864	$114,157	$96,984
Affiliated issuers	108,264		302,153	2,010,818	1,858,219
Cash	—		—	—	—
Cash collateral received for securities on loan	—		—	—	—
Cash collateral pledged for futures contracts	673		722	6,046	1,606
Cash collateral pledged for swap contracts	—		—	—	—
Cash denominated in currencies other than U.S. dollars	—		—	—	—
Unrealized appreciation on open forward currency contracts	—		—	—	—
Bilateral swaps, at value	—		—	—	—
Unrealized appreciation on unfunded commitments*	—		—	—	—
Receivables for:
Sales of investments	593		585	13,194	2,675
Sales of fund’s shares	7		6	22	162
Dividends and interest	18		53	357	347
Variation margin on futures contracts	—	†	112	1,112	234
Variation margin on centrally cleared swap contracts	—		—	—	—
Variation margin on options (futures style)	—		—	—	—
Securities lending income	—		—	—	—
Other	—		—	—	—
	114,744		319,495	2,145,706	1,960,227
Liabilities:
Collateral for securities on loan	—		—	—	—
Unrealized depreciation on open forward currency contracts	—		—	—	—
Bilateral swaps, at value	—		—	—	—
Options written, at value	—		—	—	—
Payables for:
Purchases of investments	502		800	13,902	1,501
Repurchases of fund’s shares	60		292	6,786	2,977
Investment advisory services	9		26	171	158
Insurance administrative fees	68		190	1,257	1,177
Services provided by related parties	22		62	53	390
Trustees’ deferred compensation	2		5	26	38
Variation margin on futures contracts	—		56	556	117
Variation margin on centrally cleared swap contracts	—		—	—	—
Variation margin on options (futures style)	—		—	—	—
Non-U.S. taxes	—		—	—	—
Other	—		—	—	—
	663		1,431	22,751	6,358
Commitments and contingencies*
Net assets at June 30, 2025	$114,081		$318,064	$2,122,955	$1,953,869

Net assets consist of:
Capital paid in on shares of beneficial interest	$139,237		$288,277	$1,694,131	$1,732,385
Total distributable earnings (accumulated loss)	(25,156)		29,787	428,824	221,484
Net assets at June 30, 2025	$114,081		$318,064	$2,122,955	$1,953,869

Investment securities on loan, at value	$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,426		16,638	122,322	97,778
Affiliated issuers	87,766		242,340	1,782,227	1,681,795
Cash denominated in currencies other than U.S. dollars, at cost	—		—	—	—
Premiums received on options written	—		—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,826,307	$885,004	$23,219,776	$3,273,585	$1,963,422
	Shares outstanding	106,790	46,087	179,874	163,697	66,495
	Net asset value per share	$35.83	$19.20	$129.09	$20.00	$29.53
Class 1A:	Net assets	$23,541	$6,080	$394,214	$14,290	$12,395
	Shares outstanding	662	322	3,092	719	423
	Net asset value per share	$35.56	$18.89	$127.48	$19.87	$29.34
Class 2:	Net assets	$3,658,494	$1,785,308	$21,211,228	$3,398,928	$851,450
	Shares outstanding	103,962	99,231	166,854	170,971	29,249
	Net asset value per share	$35.19	$17.99	$127.12	$19.88	$29.11
Class 3:	Net assets			$286,572	$15,420
	Shares outstanding	Not applicable	Not applicable	2,195	769	Not applicable
	Net asset value per share			$130.57	$20.06
Class 4:	Net assets	$1,083,110	$390,085	$6,177,978	$506,481	$900,393
	Shares outstanding	31,244	21,761	50,128	25,929	31,253
	Net asset value per share	$34.67	$17.93	$123.24	$19.53	$28.81

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,487,868	$10	$611,606	$25,261,729	$31,530
	Shares outstanding	379,415	1	36,247	404,854	2,559
	Net asset value per share	$17.10	$10.45	$16.87	$62.40	$12.32
Class 1A:	Net assets	$34,514	$10	$10,701	$47,962	$7,639
	Shares outstanding	2,030	1	639	776	639
	Net asset value per share	$17.00	$10.45	$16.75	$61.80	$11.96
Class 2:	Net assets	$3,097,649	$11	$1,060,266	$14,111,614	$164,143
	Shares outstanding	185,220	1	63,087	231,203	13,720
	Net asset value per share	$16.72	$10.45	$16.81	$61.04	$11.96
Class 3:	Net assets				$154,690
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,474	Not applicable
	Net asset value per share				$62.54
Class 4:	Net assets	$2,051,658	$15,724	$315,131	$2,986,322	$192,753
	Shares outstanding	124,370	1,505	19,301	50,082	16,407
	Net asset value per share	$16.50	$10.45	$16.33	$59.63	$11.75

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$793,538	$16,240,337	$96,777	$6,713,270	$619,493
	Shares outstanding	57,708	622,968	7,093	700,832	59,346
	Net asset value per share	$13.75	$26.07	$13.64	$9.58	$10.44
Class 1A:	Net assets	$13,755	$44,955	$4,073	$259,363	$26,030
	Shares outstanding	1,002	1,737	301	27,296	2,519
	Net asset value per share	$13.73	$25.87	$13.54	$9.50	$10.33
Class 2:	Net assets	$20,266	$4,400,629	$149,204	$2,710,252	$754,851
	Shares outstanding	1,475	171,759	11,005	287,705	73,192
	Net asset value per share	$13.74	$25.62	$13.56	$9.42	$10.31
Class 3:	Net assets		$33,494
	Shares outstanding	Not applicable	1,284	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.09
Class 4:	Net assets	$738,764	$6,956,166	$168,535	$1,282,678	$71,580
	Shares outstanding	53,861	274,415	12,672	137,094	7,060
	Net asset value per share	$13.72	$25.35	$13.30	$9.36	$10.14

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$248,752	$17,791	$34,289	$269,845
	Shares outstanding	26,289	1,879	2,993	27,050	Not applicable
	Net asset value per share	$9.46	$9.47	$11.46	$9.98
Class 1A:	Net assets	$3,290	$3,037	$127	$276,893
	Shares outstanding	350	325	11	27,940	Not applicable
	Net asset value per share	$9.41	$9.33	$11.44	$9.91
Class 2:	Net assets	$534,801	$41,346	$227,700	$1,029,394
	Shares outstanding	58,049	4,418	20,602	104,700	Not applicable
	Net asset value per share	$9.21	$9.36	$11.05	$9.83
Class 3:	Net assets	$8,031		$3,782	$5,264
	Shares outstanding	844	Not applicable	338	526	Not applicable
	Net asset value per share	$9.51		$11.21	$10.00
Class 4:	Net assets	$200,065	$55,967	$58,332	$235,982
	Shares outstanding	19,314	6,068	5,249	24,059	Not applicable
	Net asset value per share	$10.36	$9.22	$11.11	$9.81
Class P1:	Net assets					$13,806
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,031
	Net asset value per share					$13.39
Class P2:	Net assets					$506,139
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,220
	Net asset value per share					$13.24

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,954	$2,740	$1,855,636	$12,050
	Shares outstanding	233	226	131,460	946
	Net asset value per share	$8.40	$12.11	$14.12	$12.74
Class P2:	Net assets	$112,127	$315,324	$267,319	$1,941,819
	Shares outstanding	13,401	26,237	19,091	157,980
	Net asset value per share	$8.37	$12.02	$14.00	$12.29

*	Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
†	Amount less than one thousand.

Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2025	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$78,930	$22,148		$127,325	$103,236	$40,021
Affiliated issuers	—	2,399		28,944	6,773	2,879
	78,930	24,547		156,269	110,009	42,900
Interest from unaffiliated issuers	322	544		47	326	5,531
Securities lending income (net of fees)	24	170		101	30	33
	79,276	25,261		156,417	110,365	48,464
Fees and expenses*:
Investment advisory services	18,949	9,266		71,060	16,287	9,926
Distribution services	5,501	2,468		31,424	4,641	2,023
Insurance administrative services	1,233	392		7,157	592	1,046
Transfer agent services	1	—	†	5	1	— †
Administrative services	1,197	430		7,012	1,022	516
Accounting and administrative services	—	—		—	—	—
Reports to shareholders	32	15		216	27	10
Registration statement and prospectus	10	4		74	11	4
Trustees’ compensation	14	5		81	12	6
Auditing and legal	18	38		45	23	16
Custodian	340	210		358	480	564
Other	5	22		24	4	25
Total fees and expenses before waivers and/or reimbursements	27,300	12,850		117,456	23,100	14,136
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,251	622		—	—	1,204
Miscellaneous fee reimbursement	—	—		—	—	—
Total waivers and/or reimbursements of fees and expenses	4,251	622		—	—	1,204
Total fees and expenses after waivers and/or reimbursements	23,049	12,228		117,456	23,100	12,932
Net investment income	56,227	13,033		38,961	87,265	35,532
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	212,755	98,985		2,508,111	442,791	117,197
Affiliated issuers	(41)	2,156		(73)	(59)	(15)
Options purchased (futures style)	—	—		—	—	—
Options written	—	—		—	—	—
Futures contracts	—	—		—	—	50
Forward currency contracts	—	—		—	—	(253)
Swap contracts	—	—		—	—	(88)
Currency transactions	(1,087)	51		454	2,634	(175)
Capital gain distributions received from affiliated issuers	—	—		—	—	—
	211,627	101,192		2,508,492	445,366	116,716
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	616,756	126,975		2,234,698	259,557	355,998
Affiliated issuers	(39)	(12,779)		(7)	(34)	(8)
Options purchased (futures style)	—	—		—	—	—
Options written	—	—		—	—	—
Futures contracts	—	—		—	—	50
Forward currency contracts	—	—		—	—	(158)
Swap contracts	—	—		—	—	104
Currency translations	501	219		142	1,164	458
	617,218	114,415		2,234,833	260,687	356,444
Net realized gain (loss) and unrealized appreciation (depreciation)	828,845	215,607		4,743,325	706,053	473,160
Net increase (decrease) in net assets resulting from operations	$885,072	$228,640		$4,782,286	$793,318	$508,692

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2025 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,376	$85		$22,810	$272,732	$7,423
Affiliated issuers	7,099	7		1,606	37,275	272
	112,475	92		24,416	310,007	7,695
Interest from unaffiliated issuers	14	1		80	83	2
Securities lending income (net of fees)	66	1		8	29	5
	112,555	94		24,504	310,119	7,702
Fees and expenses*:
Investment advisory services	20,532	33		4,458	49,976	841
Distribution services	5,985	—	†	1,600	20,214	403
Insurance administrative services	2,337	—	†	361	3,435	218
Transfer agent services	1	—		— †	5	—	†
Administrative services	1,647	2		282	6,001	53
Accounting and administrative services	—	—		—	—	—
Reports to shareholders	11	2		5	186	6
Registration statement and prospectus	6	2		1	64	—	†
Trustees’ compensation	19	—	†	4	69	—	†
Auditing and legal	24	21		15	41	14
Custodian	111	—	†	69	150	34
Other	6	—	†	1	22	—	†
Total fees and expenses before waivers and/or reimbursements	30,679	60		6,796	80,163	1,569
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	7,873	—		939	—	—
Miscellaneous fee reimbursement	—	21		—	—	—
Total waivers and/or reimbursements of fees and expenses	7,873	21		939	—	—
Total fees and expenses after waivers and/or reimbursements	22,806	39		5,857	80,163	1,569
Net investment income	89,749	55		18,647	229,956	6,133
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	466,620	1		94,134	1,545,351	3,484
Affiliated issuers	(31)	—	†	(8)	6,213	—	†
Options purchased (futures style)	—	—		—	—	—
Options written	—	—		—	—	—
Futures contracts	—	—		—	—	—
Forward currency contracts	—	—		—	—	(19)
Swap contracts	—	—		—	—	—
Currency transactions	(10)	—		146	(671)	26
Capital gain distributions received from affiliated issuers	—	—		—	—	—
	466,579	1		94,272	1,550,893	3,491
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	422,904	1,052		120,534	1,519,959	58,509
Affiliated issuers	(37)	—	†	(2)	(101,573)	(1)
Options purchased (futures style)	—	—		—	—	—
Options written	—	—		—	—	—
Futures contracts	—	—		—	—	—
Forward currency contracts	—	—		—	—	(10)
Swap contracts	—	—		—	—	—
Currency translations	8	—		261	696	100
	422,875	1,052		120,793	1,419,082	58,598
Net realized gain (loss) and unrealized appreciation (depreciation)	889,454	1,053		215,065	2,969,975	62,089
Net increase (decrease) in net assets resulting from operations	$979,203	$1,108		$233,712	$3,199,931	$68,222

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2025 (continued)	(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$22,301	$115,625	$3,666	$—	$87
Affiliated issuers	2,604	57,784	637	16,350	1,371
	24,905	173,409	4,303	16,350	1,458
Interest from unaffiliated issuers	4,788	173,336	2,702	250,561	32,199
Securities lending income (net of fees)	19	67	1	—	—
	29,712	346,812	7,006	266,911	33,657
Fees and expenses*:
Investment advisory services	2,550	35,056	884	19,253	3,116
Distribution services	854	13,524	374	4,906	1,018
Insurance administrative services	847	8,266	196	1,815	126
Transfer agent services	— †	3	— †	1	— †
Administrative services	214	3,972	60	1,641	217
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	6	58	5	48	6
Registration statement and prospectus	7	35	1	42	1
Trustees’ compensation	3	45	1	18	3
Auditing and legal	29	39	20	8	1
Custodian	50	102	51	79	119
Other	1	17	— †	6	1
Total fees and expenses before waivers and/or reimbursements	4,561	61,117	1,592	27,817	4,608
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	929	—	27	8,204	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	929	—	27	8,204	—
Total fees and expenses after waivers and/or reimbursements	3,632	61,117	1,565	19,613	4,608
Net investment income	26,080	285,695	5,441	247,298	29,049
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	32,418	1,657,001	10,337	(28,295)	(17,007)
Affiliated issuers	—	(136,762)	(3)	94	(1)
Options purchased (futures style)	—	—	(44)	—	(399)
Options written	—	—	27	—	297
Futures contracts	(329)	5,194	(227)	(29,364)	(425)
Forward currency contracts	—	—	(4,788)	(8,500)	1,112
Swap contracts	60	(455)	6	5,186	404
Currency transactions	4	(536)	(66)	22	(406)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	32,153	1,524,442	5,242	(60,857)	(16,425)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	106,144	112,140	25,483	205,102	97,958
Affiliated issuers	561	148,001	70	(208)	385
Options purchased (futures style)	—	—	7	—	64
Options written	—	—	(5)	—	15
Futures contracts	2,387	21,662	519	71,589	5,267
Forward currency contracts	—	—	(140)	(4,153)	118
Swap contracts	(216)	(884)	204	3,548	3,041
Currency translations	179	646	96	133	753
	109,055	281,565	26,234	276,011	107,601
Net realized gain (loss) and unrealized appreciation (depreciation)	141,208	1,806,007	31,476	215,154	91,176
Net increase (decrease) in net assets resulting from operations	$167,288	$2,091,702	$36,917	$462,452	$120,225

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2025 (continued)	(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$789	$—		$—		$—		$421
Affiliated issuers	863	—		—		—		1,309
	1,652	—		—		—		1,730
Interest from unaffiliated issuers	33,248	3,012		7,558		42,463		—
Securities lending income (net of fees)	—	—		—		—		—
	34,900	3,012		7,558		42,463		1,730
Fees and expenses*:
Investment advisory services	1,918	168		439		2,661		333
Distribution services	888	117		382		1,571		608
Insurance administrative services	225	69		88		638		625
Transfer agent services	— †	—	†	—	†	—	†	— †
Administrative services	143	17		51		271		—
Accounting and administrative services	—	—		—		—		30
Reports to shareholders	7	5		6		8		—
Registration statement and prospectus	2	1		1		3		5
Trustees’ compensation	1	—	†	—	†	3		1
Auditing and legal	9	—	†	—	†	1		— †
Custodian	12	8		—	†	17		4
Other	10	—	†	—	†	1		— †
Total fees and expenses before waivers and/or reimbursements	3,215	385		967		5,174		1,606
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	570	44		—		661		83
Miscellaneous fee reimbursement	—	—		—		—		—
Total waivers and/or reimbursements of fees and expenses	570	44		—		661		83
Total fees and expenses after waivers and/or reimbursements	2,645	341		967		4,513		1,523
Net investment income	32,255	2,671		6,591		37,950		207
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	730	(49)		—		454		(2,283)
Affiliated issuers	(6)	—		—		—		45,859
Options purchased (futures style)	—	—		—		—		—
Options written	—	—		—		—		—
Futures contracts	160	243		—		6,752		(15,006)
Forward currency contracts	—	—		—		—		—
Swap contracts	(1)	9		—		2,638		—
Currency transactions	9	—		—		—		123
Capital gain distributions received from affiliated issuers	—	—		—		—		34,295
	892	203		—		9,844		62,988
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	5,595	1,749		(53)		23,033		15
Affiliated issuers	2	—		—		—		(34,869)
Options purchased (futures style)	—	—		—		—		—
Options written	—	—		—		—		—
Futures contracts	214	920		—		16,396		(403)
Forward currency contracts	—	—		—		—		—
Swap contracts	(525)	(41)		—		(2,276)		—
Currency translations	3	—		—		—		—
	5,289	2,628		(53)		37,153		(35,257)
Net realized gain (loss) and unrealized appreciation (depreciation)	6,181	2,831		(53)		46,997		27,731
Net increase (decrease) in net assets resulting from operations	$38,436	$5,502		$6,538		$84,947		$27,938

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2025 (continued)	(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$100	$280	$1,932	$1,845
Affiliated issuers	163	1,190	6,829	8,184
	263	1,470	8,761	10,029
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	263	1,470	8,761	10,029
Fees and expenses*:
Investment advisory services	75	208	1,390	1,290
Distribution services	138	388	327	2,402
Insurance administrative services	141	391	2,602	2,416
Transfer agent services	— †	— †	— †	— †
Administrative services	—	—	—	—
Accounting and administrative services	26	28	45	44
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	5	4	5
Trustees’ compensation	— †	1	3	3
Auditing and legal	— †	— †	2	1
Custodian	4	3	4	4
Other	— †	— †	1	1
Total fees and expenses before waivers and/or reimbursements	389	1,024	4,378	6,166
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	349	324
Miscellaneous fee reimbursement	— †	—	—	—
Total waivers and/or reimbursements of fees and expenses	19	52	349	324
Total fees and expenses after waivers and/or reimbursements	370	972	4,029	5,842
Net investment income	(107)	498	4,732	4,187
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(561)	(1,416)	(14,007)	(1,782)
Affiliated issuers	2,768	10,111	54,214	(5,123)
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,387)	(9,931)	(54,893)	(49,874)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	33	47	205	177
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(4,147)	16,716	264,311	71,058
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(152)	(135)	(1,473)	(299)
Affiliated issuers	8,715	(3,939)	(193,572)	13,191
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(227)	372	4,222	1,361
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	8,336	(3,702)	(190,823)	14,253
Net realized gain (loss) and unrealized appreciation (depreciation)	4,189	13,014	73,488	85,311
Net increase (decrease) in net assets resulting from operations	$4,082	$13,512	$78,220	$89,498

*	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024
Operations:
Net investment income (loss)	$56,227	$83,934	$13,033	$14,439	$38,961	$123,765
Net realized gain (loss)	211,627	1,058,571	101,192	67,213	2,508,492	3,989,653
Net unrealized appreciation (depreciation)	617,218	(106,961)	114,415	(6,037)	2,234,833	7,880,200
Net increase (decrease) in net assets resulting from operations	885,072	1,035,544	228,640	75,615	4,782,286	11,993,618
Distributions paid to shareholders	(1,069,091)	(362,247)	(65,735)	(145,595)	(4,035,332)	(1,183,768)
Net capital share transactions	717,148	(305,156)	(86,887)	(124,117)	2,839,871	(2,405,717)
Total increase (decrease) in net assets	533,129	368,141	76,018	(194,097)	3,586,825	8,404,133
Net assets:
Beginning of period	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of period	$8,591,452	$8,058,323	$3,066,477	$2,990,459	$51,289,768	$47,702,943

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024
Operations:
Net investment income (loss)	$87,265	$80,016	$35,532	$49,823	$89,749	$178,541
Net realized gain (loss)	445,366	335,500	116,716	148,263	466,579	784,826
Net unrealized appreciation (depreciation)	260,687	(158,907)	356,444	26,354	422,875	937,617
Net increase (decrease) in net assets resulting from operations	793,318	256,609	508,692	224,440	979,203	1,900,984
Distributions paid to shareholders	(2,865)	(91,320)	(152,884)	(66,666)	(812,730)	(270,276)
Net capital share transactions	(368,267)	(557,783)	(39,747)	(124,462)	439,202	(851,035)
Total increase (decrease) in net assets	422,186	(392,494)	316,061	33,312	605,675	779,673
Net assets:
Beginning of period	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of period	$7,208,704	$6,786,518	$3,727,660	$3,411,599	$11,671,689	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

287	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30, 2025[1]	Period ended December 31, 2024[2]	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024
Operations:
Net investment income (loss)	$55	$13	$18,647	$29,625	$229,956	$464,425
Net realized gain (loss)	1	4	94,272	142,599	1,550,893	6,999,624
Net unrealized appreciation (depreciation)	1,052	(438)	120,793	78,887	1,419,082	1,206,283
Net increase (decrease) in net assets resulting from operations	1,108	(421)	233,712	251,111	3,199,931	8,670,332
Distributions paid to shareholders	(5)	(13)	(75,167)	(32,476)	(7,076,713)	(2,264,497)
Net capital share transactions	73	15,013	(49,160)	(191,651)	5,184,105	(2,602,817)
Total increase (decrease) in net assets	1,176	14,579	109,385	26,984	1,307,323	3,803,018
Net assets:
Beginning of period	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of period	$15,755	$14,579	$1,997,704	$1,888,319	$42,562,317	$41,254,994

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024
Operations:
Net investment income (loss)	$6,133	$7,648	$26,080	$42,544	$285,695	$590,761
Net realized gain (loss)	3,491	(1,592)	32,153	24,024	1,524,442	1,925,378
Net unrealized appreciation (depreciation)	58,598	5,162	109,055	61,325	281,565	1,576,776
Net increase (decrease) in net assets resulting from operations	68,222	11,218	167,288	127,893	2,091,702	4,092,915
Distributions paid to shareholders	(1,423)	(8,098)	(16,131)	(45,676)	(2,025,651)	(1,743,267)
Net capital share transactions	6,613	(9,047)	46,498	35,182	523,850	(949,298)
Total increase (decrease) in net assets	73,412	(5,927)	197,655	117,399	589,901	1,400,350
Net assets:
Beginning of period	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of period	$396,065	$322,653	$1,566,323	$1,368,668	$27,675,581	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	288

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024
Operations:
Net investment income (loss)	$5,441	$9,318	$247,298	$501,464	$29,049	$61,225
Net realized gain (loss)	5,242	16,800	(60,857)	(134,500)	(16,425)	(22,949)
Net unrealized appreciation (depreciation)	26,234	(1,065)	276,011	(207,188)	107,601	(80,072)
Net increase (decrease) in net assets resulting from operations	36,917	25,053	462,452	159,776	120,225	(41,796)
Distributions paid to shareholders	(16,555)	(7,048)	(96,658)	(475,626)	(3,588)	(33,915)
Net capital share transactions	5,945	(14,487)	(567,129)	474,834	(92,920)	(16,393)
Total increase (decrease) in net assets	26,307	3,518	(201,335)	158,984	23,717	(92,104)
Net assets:
Beginning of period	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of period	$418,589	$392,282	$10,965,563	$11,166,898	$1,471,954	$1,448,237

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024
Operations:
Net investment income (loss)	$32,255	$60,672	$2,671	$5,237	$6,591	$16,889
Net realized gain (loss)	892	3,094	203	(1,054)	—	— [3]
Net unrealized appreciation (depreciation)	5,289	19,028	2,628	(3,372)	(53)	130
Net increase (decrease) in net assets resulting from operations	38,436	82,794	5,502	811	6,538	17,019
Distributions paid to shareholders	(10,773)	(59,402)	(896)	(5,001)	(2,557)	(17,633)
Net capital share transactions	35,313	34,726	2,704	7,230	(18,429)	(33,462)
Total increase (decrease) in net assets	62,976	58,118	7,310	3,040	(14,448)	(34,076)
Net assets:
Beginning of period	931,963	873,845	110,831	107,791	338,678	372,754
End of period	$994,939	$931,963	$118,141	$110,831	$324,230	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

289	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024
Operations:
Net investment income (loss)	$37,950	$72,049	$207	$2,764	$(107)	$1,470
Net realized gain (loss)	9,844	(1,294)	62,988	37,612	(4,147)	(2,539)
Net unrealized appreciation (depreciation)	37,153	(55,237)	(35,257)	69,526	8,336	1,155
Net increase (decrease) in net assets resulting from operations	84,947	15,518	27,938	109,902	4,082	86
Distributions paid to shareholders	(14,197)	(73,267)	(24,752)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(73,399)	353,747	(9,503)	(88,856)	(2,829)	(8,399)
Total increase (decrease) in net assets	(2,649)	295,998	(6,317)	18,627	(227)	(9,874)
Net assets:
Beginning of period	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of period	$1,817,378	$1,820,027	$519,945	$526,262	$114,081	$114,308

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024	Six months ended June 30, 2025[1]	Year ended December 31, 2024
Operations:
Net investment income (loss)	$498	$4,979	$4,732	$33,950	$4,187	$37,923
Net realized gain (loss)	16,716	(4,225)	264,311	73,326	71,058	123,915
Net unrealized appreciation (depreciation)	(3,702)	42,170	(190,823)	261,435	14,253	124,394
Net increase (decrease) in net assets resulting from operations	13,512	42,924	78,220	368,711	89,498	286,232
Distributions paid to shareholders	(4,680)	(5,475)	(109,558)	(65,908)	(156,085)	(69,126)
Net capital share transactions	(12,974)	(39,434)	(22,573)	(313,193)	(5,394)	(294,452)
Total increase (decrease) in net assets	(4,142)	(1,985)	(53,911)	(10,390)	(71,981)	(77,346)
Net assets:
Beginning of period	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of period	$318,064	$322,206	$2,122,955	$2,176,866	$1,953,869	$2,025,850

[1]	Unaudited.
[2]	For the period November 15, 2024, commencement of operations, to December 31, 2024.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	290

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

291	American Funds Insurance Series

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Insurance Series	292

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

293	American Funds Insurance Series

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Insurance Series	294

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2025, were as follows (dollars in thousands):

Global Growth Fund

As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$689,754	$—	$—	$689,754
Financials	473,223	—	—	473,223
Information technology	403,781	—	428	404,209
Consumer discretionary	382,656	—	—	382,656
Health care	353,674	—	—	353,674
Materials	181,377	—	—	181,377
Communication services	134,493	—	—	134,493
Real estate	79,192	—	—	79,192
Consumer staples	76,756	—	—	76,756
Energy	76,013	—	—	76,013
Utilities	58,664	—	—	58,664
Preferred securities	9,138	—	14,522	23,660
Convertible stocks	13,046	—	—	13,046
Convertible bonds & notes	—	4,039	—	4,039
Short-term securities	161,954	—	—	161,954
Total	$3,093,721	$4,039	$14,950	$3,112,710
295	American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,898,317	$—	$5,985	$13,904,302
Communication services	10,248,832	—	—	10,248,832
Consumer discretionary	7,058,073	—	—	7,058,073
Health care	5,661,824	—	9,825	5,671,649
Industrials	5,401,182	—	2,633	5,403,815
Financials	4,094,384	—	—	4,094,384
Consumer staples	1,049,326	—	2,671	1,051,997
Energy	1,016,036	—	—	1,016,036
Materials	726,868	—	—	726,868
Utilities	358,047	—	—	358,047
Real estate	309,468	—	—	309,468
Preferred securities	—	—	146,802	146,802
Rights & warrants	—	—	22,672	22,672
Convertible stocks	4,131	—	686	4,817
Short-term securities	1,569,711	—	—	1,569,711
Total	$51,396,199	$—	$191,274	$51,587,473

International Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$1,316,771	$—	$—		$1,316,771
Financials	1,183,785	—	—		1,183,785
Information technology	951,942	—	6,168		958,110
Communication services	655,458	—	—		655,458
Consumer discretionary	650,213	—	—		650,213
Health care	621,389	—	—		621,389
Materials	567,220	—	—		567,220
Consumer staples	430,268	—	—		430,268
Energy	396,129	—	—		396,129
Utilities	116,308	—	—		116,308
Preferred securities	32,903	—	565		33,468
Rights & warrants	—	—	—	*	—	*
Short-term securities	330,868	—	—		330,868
Total	$7,253,254	$—	$6,733		$7,259,987

*	Amount less than one thousand.
American Funds Insurance Series	296

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$704,693	$2,554	$—	*	$707,247
Information technology	676,770	—	493		677,263
Consumer discretionary	450,359	—	—		450,359
Industrials	412,982	—	—		412,982
Communication services	363,276	—	—		363,276
Health care	228,078	—	—		228,078
Consumer staples	224,042	—	—		224,042
Materials	183,568	—	—	*	183,568
Energy	83,019	—	—	*	83,019
Real estate	63,806	—	—		63,806
Utilities	51,736	—	—		51,736
Preferred securities	18,723	—	8,801		27,524
Rights & warrants	—	26	—		26
Convertible stocks	183	—	—		183
Bonds, notes & other debt instruments	—	127,378	—		127,378
Short-term securities	151,987	450	—		152,437
Total	$3,613,222	$130,408	$9,294		$3,752,924

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$65	$—	$—	$65
Unrealized appreciation on open forward currency contracts	—	90	—	90
Liabilities:
Unrealized depreciation on futures contracts	(4)	—	—	(4)
Unrealized depreciation on open forward currency contracts	—	(168)	—	(168)
Total	$61	$(78)	$—	$(17)

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

U.S. Small and Mid Cap Equity Fund

As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

297	American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$427,048	$—	$—		$427,048
Financials	316,727	—	—	*	316,727
Industrials	302,352	—	—		302,352
Consumer discretionary	181,256	—	—		181,256
Health care	168,013	—	—		168,013
Communication services	165,844	—	—		165,844
Consumer staples	120,918	—	—		120,918
Materials	104,031	1,918	—		105,949
Energy	79,674	—	—		79,674
Utilities	32,792	976	—		33,768
Real estate	15,467	—	—		15,467
Preferred securities	5,091	—	—		5,091
Bonds, notes & other debt instruments	—	1,506	—		1,506
Short-term securities	84,375	—	—		84,375
Total	$2,003,588	$4,400	$—	*	$2,007,988

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$11,838,678	$—	$—	$11,838,678
Industrials	6,589,703	—	—	6,589,703
Financials	5,204,392	—	—	5,204,392
Consumer discretionary	4,605,290	—	—	4,605,290
Health care	3,953,251	—	—	3,953,251
Communication services	3,823,894	—	—	3,823,894
Consumer staples	1,335,169	—	—	1,335,169
Energy	1,274,412	—	—	1,274,412
Materials	1,159,101	—	—	1,159,101
Utilities	838,420	—	—	838,420
Real estate	751,153	—	—	751,153
Bonds, notes & other debt instruments	—	988	—	988
Short-term securities	1,261,375	—	—	1,261,375
Total	$42,634,838	$988	$—	$42,635,826
American Funds Insurance Series	298

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$95,865	$—	$—	*	$95,865
Industrials	63,371	—	—		63,371
Information technology	44,238	—	—		44,238
Consumer staples	34,875	—	—		34,875
Consumer discretionary	32,588	—	—		32,588
Communication services	28,978	—	—		28,978
Health care	25,844	—	—		25,844
Materials	20,585	—	—	*	20,585
Energy	18,005	—	—	*	18,005
Utilities	10,944	—	—		10,944
Real estate	4,179	—	—		4,179
Preferred securities	174	—	—		174
Short-term securities	16,518	—	—		16,518
Total	$396,164	$—	$—	*	$396,164

*	Amount less than one thousand.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$233,645	$—	$—	*	$233,645
Information technology	152,382	—	—		152,382
Industrials	135,755	—	—		135,755
Consumer staples	134,741	—	—		134,741
Health care	126,930	—	—		126,930
Utilities	82,013	866	—		82,879
Consumer discretionary	76,037	—	—		76,037
Energy	72,713	—	—		72,713
Communication services	55,015	—	—		55,015
Real estate	53,644	—	—		53,644
Materials	50,592	—	—		50,592
Convertible stocks	6,728	—	—		6,728
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	87,131	100		87,231
U.S. Treasury bonds & notes	—	77,098	—		77,098
Corporate bonds, notes & loans	—	38,408	262		38,670
Asset-backed obligations	—	14,904	—		14,904
Bonds & notes of governments & government agencies outside the U.S.	—	805	—		805
Municipals	—	336	—		336
Investment funds	32,235	—	—		32,235
Short-term securities	130,855	—	—		130,855
Total	$1,343,285	$219,548	$362		$1,563,195

Refer to the next page for footnote(s).

299	American Funds Insurance Series

	Other investments†
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,481	$—		$—	$1,481
Unrealized appreciation on centrally cleared interest rate swaps	—	243		—	243
Unrealized appreciation on centrally cleared credit default swaps	—	12		—	12
Liabilities:
Unrealized depreciation on futures contracts	(72)	—		—	(72)
Unrealized appreciation on centrally cleared interest rate swaps	—	—	*	—	—	*
Total	$1,409	$255		$—	$1,664

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$4,662,762	$—	$—		$4,662,762
Financials	3,370,748	—	—	*	3,370,748
Industrials	2,515,815	—	—		2,515,815
Consumer discretionary	1,937,291	—	807		1,938,098
Health care	1,864,589	—	13,914		1,878,503
Materials	1,333,988	—	—	*	1,333,988
Consumer staples	1,196,955	—	—		1,196,955
Communication services	1,045,984	—	—		1,045,984
Energy	355,595	—	498		356,093
Real estate	147,440	—	—		147,440
Utilities	133,008	—	—		133,008
Preferred securities	—	—	647		647
Rights & warrants	54	—	—	*	54
Convertible stocks	38,180	—	—		38,180
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,908,850	—		2,908,850
Corporate bonds, notes & loans	—	2,009,713	9,271		2,018,984
U.S. Treasury bonds & notes	—	1,906,954	—		1,906,954
Asset-backed obligations	—	567,592	—		567,592
Bonds & notes of governments & government agencies outside the U.S.	—	37,148	—		37,148
Municipals	—	22,367	—		22,367
Investment funds	772,826	—	—		772,826
Short-term securities	1,325,620	—	—		1,325,620
Total	$20,700,855	$7,452,624	$25,137		$28,178,616

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24,259	$—	$—	$24,259
Liabilities:
Unrealized depreciation on futures contracts	(5,521)	—	—	(5,521)
Unrealized depreciation on centrally cleared credit default swaps	—	(860)	—	(860)
Total	$18,738	$(860)	$—	$17,878

*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series	300

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$44,529	$—	$—	$44,529
Financials	42,226	—	—	42,226
Industrials	35,996	—	—	35,996
Health care	34,097	—	—	34,097
Communication services	21,542	—	—	21,542
Consumer discretionary	19,611	—	—	19,611
Consumer staples	18,188	—	—	18,188
Materials	17,133	371	—	17,504
Utilities	13,084	—	—	13,084
Energy	9,643	—	—	9,643
Real estate	2,881	—	—	2,881
Convertible stocks	2,596	—	—	2,596
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	58,518	—	58,518
Corporate bonds, notes & loans	—	25,698	—	25,698
Mortgage-backed obligations	—	23,721	—	23,721
U.S. Treasury bonds & notes	—	19,996	—	19,996
Asset-backed obligations	—	2,436	—	2,436
Municipals	—	127	—	127
Federal agency bonds & notes	—	116	—	116
Investment funds	4,121	—	—	4,121
Short-term securities	22,973	191	—	23,164
Total	$288,620	$131,174	$—	$419,794

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$7	$—	$—	$7
Unrealized appreciation on futures contracts	338	—	—	338
Unrealized appreciation on open forward currency contracts	—	280	—	280
Unrealized appreciation on centrally cleared interest rate swaps	—	126	—	126
Unrealized appreciation on bilateral interest rate swaps	—	60	—	60
Unrealized appreciation on centrally cleared credit default swaps	—	8	—	8
Liabilities:
Unrealized depreciation on options written (futures style)	(5)	—	—	(5)
Unrealized depreciation on futures contracts	(57)	—	—	(57)
Unrealized depreciation on open forward currency contracts	—	(601)	—	(601)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Unrealized depreciation on bilateral interest rate swaps	—	(284)	—	(284)
Unrealized depreciation on centrally cleared credit default swaps	—	(32)	—	(32)
Total	$283	$(448)	$—	$(165)

*	Options purchased (futures style), options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
301	American Funds Insurance Series

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,790,654	$1,423	$3,792,077
Corporate bonds, notes & loans	—	3,612,824	7,595	3,620,419
U.S. Treasury bonds & notes	—	2,148,907	—	2,148,907
Asset-backed obligations	—	594,080	—	594,080
Municipals	—	160,265	—	160,265
Bonds & notes of governments & government agencies outside the U.S.	—	116,286	—	116,286
Federal agency bonds & notes	—	11,725	—	11,725
Common stocks	—	14	—	14
Short-term securities	745,797	—	—	745,797
Total	$745,797	$10,434,755	$9,018	$11,189,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44,636	$—	$—	$44,636
Unrealized appreciation on open forward currency contracts	—	637	—	637
Unrealized appreciation on centrally cleared interest rate swaps	—	1,464	—	1,464
Unrealized appreciation on bilateral interest rate swaps	—	2,806	—	2,806
Unrealized appreciation on centrally cleared credit default swaps	—	461	—	461
Liabilities:
Unrealized depreciation on futures contracts	(3,297)	—	—	(3,297)
Unrealized depreciation on open forward currency contracts	—	(2,964)	—	(2,964)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,389)	—	(3,389)
Unrealized depreciation on bilateral interest rate swaps	—	(1,761)	—	(1,761)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,599)	—	(2,599)
Total	$41,339	$(5,345)	$—	$35,994

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series	302

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$330,337	$—	$330,337
Japanese yen	—	129,364	—	129,364
British pounds	—	67,533	—	67,533
Brazilian reais	—	38,886	—	38,886
Canadian dollars	—	30,396	—	30,396
Australian dollars	—	30,298	—	30,298
South Korean won	—	25,218	—	25,218
Chinese yuan renminbi	—	23,928	—	23,928
Malaysian ringgits	—	22,767	—	22,767
Mexican pesos	—	16,479	—	16,479
Indian rupees	—	15,703	—	15,703
Indonesian rupiah	—	9,657	—	9,657
Norwegian kroner	—	6,698	—	6,698
South African rand	—	6,637	—	6,637
Danish kroner	—	6,546	—	6,546
Polish zloty	—	3,940	—	3,940
Chilean pesos	—	2,739	—	2,739
Turkish lira	—	1,942	—	1,942
Colombian pesos	—	1,052	—	1,052
Czech korunas	—	851	—	851
U.S. dollars	—	643,452	690	644,142
Preferred securities	—	—	68	68
Common stocks	1,781	6	45	1,832
Investment funds	22,047	—	—	22,047
Short-term securities	34,518	2,878	—	37,396
Options purchased on foreign currencies (equity style)	—	35	—	35
Total	$58,346	$1,417,342	$803	$1,476,491

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$64	$—	$—	$64
Unrealized appreciation on futures contracts	3,955	—	—	3,955
Unrealized appreciation on open forward currency contracts	—	3,338	—	3,338
Unrealized appreciation on centrally cleared interest rate swaps	—	1,002	—	1,002
Unrealized appreciation on bilateral interest rate swaps	—	522	—	522
Unrealized appreciation on centrally cleared credit default swaps	—	15	—	15
Liabilities:
Value of options written (equity style)	—	(12)	—	(12)
Unrealized depreciation on options written (futures style)	(39)	—	—	(39)
Unrealized depreciation on futures contracts	(616)	—	—	(616)
Unrealized depreciation on open forward currency contracts	—	(3,277)	—	(3,277)
Unrealized depreciation on centrally cleared interest rate swaps	—	(494)	—	(494)
Unrealized depreciation on bilateral interest rate swaps	—	(3,690)	—	(3,690)
Unrealized depreciation on centrally cleared credit default swaps	—	(424)	—	(424)
Total	$3,364	$(3,020)	$—	$344

*	Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
303	American Funds Insurance Series

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$873,946	$3,291	$877,237
Other	—	430	603	1,033
Convertible bonds & notes	—	447	—	447
Common stocks	35,992	802	22,325	59,119
Preferred securities	—	2,515	1,468	3,983
Rights & warrants	47	—	—	47
Short-term securities	45,170	—	—	45,170
Total	$81,209	$878,140	$27,687	$987,036

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$197	$—	$—	$197
Unrealized appreciation on centrally cleared credit default swaps	—	— [2]	—	— [2]
Liabilities:
Unrealized depreciation on futures contracts	(59)	—	—	(59)
Unrealized depreciation on centrally cleared credit default swaps	—	(482)	—	(482)
Total	$138	$(482)	$—	$(344)

[1]	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
[2]	Amount less than one thousand.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended June 30, 2025 (dollars in thousands):

	Beginning value at 1/1/2025	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)[4]	Unrealized appreciation (depreciation)[4]	Transfers out of Level 3[3]	Ending value at 6/30/2025
Investment securities	$36,440	$1,869	$6,147	$(4,347)	$390	$(9,061)	$(3,751)	$27,687
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at June 30, 2025								$(6,171)

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[4]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.
American Funds Insurance Series	304

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,894	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$22,325	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.1x	Increase
			EV/EBITDA-CAPEX multiple	9.9x	9.9x	Increase
			Premium to EV/EBITDA-CAPEX multiple	5%	5%	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	40%	40%	Increase
			DLOM	9% - 15%	9%	Decrease
Preferred securities	$1,468	Market comparables	EV/EBITDA multiple	4.4x	4.4x	Increase
			DLOM	15%	15%	Decrease
	$27,687

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CAPEX = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

P/BV = Price to book value

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$105,527	$—	$105,527
U.S. Treasury bonds & notes	—	5,070	—	5,070
Asset-backed obligations	—	1,603	—	1,603
Short-term securities	—	20,107	—	20,107
Options purchased on futures (equity style)	5	—	—	5
Total	$5	$132,307	$—	$132,312
305	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$603	$—	$—	$603
Unrealized appreciation on centrally cleared interest rate swaps	—	101	—	101
Liabilities:
Unrealized depreciation on futures contracts	(24)	—	—	(24)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$579	$100	$—	$679

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2025, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$844,043	$—	$844,043
U.S. Treasury bonds & notes	—	686,092	—	686,092
Federal agency bonds & notes	—	51,206	—	51,206
Short-term securities	—	307,019	—	307,019
Options purchased on futures (equity style)	206	—	—	206
Total	$206	$1,888,360	$—	$1,888,566

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,883	$—	$—	$9,883
Unrealized appreciation on centrally cleared interest rate swaps	—	14,278	—	14,278
Liabilities:
Unrealized depreciation on futures contracts	(404)	—	—	(404)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,762)	—	(2,762)
Total	$9,479	$11,516	$—	$20,995

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	306

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

307	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	308

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

309	American Funds Insurance Series

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series	310

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

311	American Funds Insurance Series

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
	Value of investment securities		U.S. government	Value of investment securities
Funds	on loan	Cash	securities	purchased
Global Growth Fund	$11	$—	$12	$—
Global Small Capitalization Fund	21,033	21,824	154	19,642
Growth Fund	137,026	140,364	—	126,327
New World Fund	7,151	4,784	2,898	4,306
Washington Mutual Investors Fund	4	5	—	4
U.S. Small and Mid Cap Equity Fund	7	7	—	7
Capital World Growth and Income Fund	8,902	8,988	484	8,089
International Growth and Income Fund	891	937	2	843
Capital Income Builder	16,714	17,540	—	15,786
Asset Allocation Fund	2,306	2,353	—	2,118
American Funds Global Balanced Fund	1,472	1,545	—	1,391

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

American Funds Insurance Series	312

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2025, the maximum exposure from these unfunded commitments for Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $490,000, $3,151,000, $8,000 and $1,158,000, respectively, which would represents 0.02% for Global Small Capitalization Fund, 0.01% for Asset Allocation Fund, less than 0.01% for Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Capital World Bond Fund, $2,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

313	American Funds Insurance Series

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures — Some of the funds have entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

Options on foreign currencies — One of the funds has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	314

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

315	American Funds Insurance Series

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts		Interest rate swaps		Credit default swaps
New World Fund	Not applicable	Not applicable	$15,751	$19,587		$1,702	*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	645	*	Not applicable		Not applicable
Capital Income Builder	Not applicable	Not applicable	165,704	Not applicable		7,379		5,160
Asset Allocation Fund	Not applicable	Not applicable	2,375,438	Not applicable		585,466	*	58,451
Global Balanced Fund	$13,706	Not applicable	49,536	67,771		17,473		7,108
The Bond Fund of America	Not applicable	Not applicable	5,974,302	234,959		627,191		145,756
Capital World Bond Fund	72,254	$20,561	669,768	490,321		255,025		92,993
American High-Income Trust	Not applicable	Not applicable	40,053	Not applicable		Not applicable		14,703
American Funds Mortgage Fund	25,546	Not applicable	101,434	Not applicable		1,820		Not applicable
U.S. Government Securities Fund	900,592	Not applicable	2,057,761	Not applicable		1,084,428		Not applicable
Managed Risk Growth Fund	429,063	Not applicable	1,746	Not applicable		Not applicable		Not applicable
Managed Risk International Fund	84,769	Not applicable	573	Not applicable		Not applicable		Not applicable
Managed Risk Washington Mutual Investors Fund	265,317	Not applicable	3,801	Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	2,964,611	Not applicable	59,458	Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation	353,919	Not applicable	35,924	Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
American Funds Insurance Series	316

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$65	Unrealized depreciation[1]	$4
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	90	Unrealized depreciation on open forward currency contracts	168
			$155		$172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$50	Net unrealized appreciation (depreciation) on futures contracts	$50
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(253)	Net unrealized appreciation (depreciation) on forward currency contracts	(158)
Swap	Interest	Net realized gain (loss) on swap contracts	(88)	Net unrealized appreciation (depreciation) on swap contracts	104
			$(291)		$(4)

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,481	Unrealized depreciation[1]	$72
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	243	Unrealized depreciation[1]	—	[2]
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$1,736		$72

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(329)	Net unrealized appreciation (depreciation) on futures contracts	$2,387
Swap	Interest	Net realized gain (loss) on swap contracts	51	Net unrealized appreciation (depreciation) on swap contracts	(228)
Swap	Credit	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	12
			$(269)		$2,171

Refer to the end of the table(s) for footnote(s).

317	American Funds Insurance Series

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$24,259	Unrealized depreciation[1]	$5,521
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	860
			$24,259		$6,381

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$5,194	Net unrealized appreciation (depreciation) on futures contracts	$21,662
Swap	Interest	Net realized gain (loss) on swap contracts	(439)	Net unrealized appreciation (depreciation) on swap contracts	119
Swap	Credit	Net realized gain (loss) on swap contracts	(16)	Net unrealized appreciation (depreciation) on swap contracts	(1,003)
			$4,739		$20,778

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (futures style)	Interest	Unrealized appreciation[1]	$7	Unrealized depreciation[1]	$—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Futures	Interest	Unrealized appreciation[1]	338	Unrealized depreciation[1]	57
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	280	Unrealized depreciation on open forward currency contracts	601
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	126	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	60	Bilateral swaps, at value	284
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	8	Unrealized depreciation[1]	32
			$819		$984

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	318

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	$(44)	Net unrealized appreciation (depreciation) on options purchased (futures style)	$7
Options written (futures style)	Interest	Net realized gain (loss) on options written	27	Net unrealized appreciation (depreciation) on options written	(5)
Futures	Interest	Net realized gain (loss) on futures contracts	(227)	Net unrealized appreciation (depreciation) on futures contracts	519
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(4,788)	Net unrealized appreciation (depreciation) on forward currency contracts	(140)
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	223
Swap	Credit	Net realized gain (loss) on swap contracts	(18)	Net unrealized appreciation (depreciation) on swap contracts	(19)
			$(5,026)		$585

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44,636	Unrealized depreciation[1]	$3,297
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	637	Unrealized depreciation on open forward currency contracts	2,964
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,464	Unrealized depreciation[1]	3,389
Swap (bilateral)	Interest	Bilateral swaps, at value	2,806	Bilateral swaps, at value	1,761
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	461	Unrealized depreciation[1]	2,599
			$50,004		$14,010

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(29,364)	Net unrealized appreciation (depreciation) on futures contracts	$71,589
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(8,500)	Net unrealized appreciation (depreciation) on forward currency contracts	(4,153)
Swap	Interest	Net realized gain (loss) on swap contracts	4,209	Net unrealized appreciation (depreciation) on swap contracts	5,700
Swap	Credit	Net realized gain (loss) on swap contracts	977	Net unrealized appreciation (depreciation) on swap contracts	(2,152)
			$(32,678)		$70,984

Refer to the end of the table(s) for footnote(s).

319	American Funds Insurance Series

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$35	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	12
Options purchased (futures style)	Interest	Unrealized appreciation[1]	64	Unrealized depreciation[1]	—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	39
Futures	Interest	Unrealized appreciation[1]	3,955	Unrealized depreciation[1]	616
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,338	Unrealized depreciation on open forward currency contracts	3,277
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,002	Unrealized depreciation[1]	494
Swap (bilateral)	Interest	Bilateral swaps, at value	522	Bilateral swaps, at value	3,690
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	15	Unrealized depreciation[1]	424
			$8,931		$8,552

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2)	Net unrealized appreciation (depreciation) on investments	$18
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	180	Net unrealized appreciation (depreciation) on investments	31
Options written (equity style)	Currency	Net realized gain (loss) on options written	52	Net unrealized appreciation (depreciation) on options written	54
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(399)	Net unrealized appreciation (depreciation) on options purchased (futures style)	64
Options written (futures style)	Interest	Net realized gain (loss) on options written	245	Net unrealized appreciation (depreciation) on options written	(39)
Futures	Interest	Net realized gain (loss) on futures contracts	(425)	Net unrealized appreciation (depreciation) on futures contracts	5,267
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,112	Net unrealized appreciation (depreciation) on forward currency contracts	118
Swap	Interest	Net realized gain (loss) on swap contracts	(205)	Net unrealized appreciation (depreciation) on swap contracts	3,337
Swap	Credit	Net realized gain (loss) on swap contracts	609	Net unrealized appreciation (depreciation) on swap contracts	(296)
			$1,167		$8,554

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	320

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$59
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	482
			$197		$541

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$160	Net unrealized appreciation (depreciation) on futures contracts	$214
Swap	Credit	Net realized gain (loss) on swap contracts	(1)	Net unrealized appreciation (depreciation) on swap contracts	(525)
			$159		$(311)

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$5	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	603	Unrealized depreciation[1]	24
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	101	Unrealized depreciation[1]	1
			$709		$25

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(10)	Net unrealized appreciation (depreciation) on investments	$(7)
Futures	Interest	Net realized gain (loss) on futures contracts	243	Net unrealized appreciation (depreciation) on futures contracts	920
Swap	Interest	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	(41)
			$242		$872

Refer to the end of the table(s) for footnote(s).

321	American Funds Insurance Series

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$206	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	9,883	Unrealized depreciation[1]	404
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	14,278	Unrealized depreciation[1]	2,762
			$24,367		$3,166

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(336)	Net unrealized appreciation (depreciation) on investments	$(296)
Futures	Interest	Net realized gain (loss) on futures contracts	6,752	Net unrealized appreciation (depreciation) on futures contracts	16,396
Swap	Interest	Net realized gain (loss) on swap contracts	2,638	Net unrealized appreciation (depreciation) on swap contracts	(2,276)
			$9,054		$13,824

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$3,271	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	6
Futures	Equity	Unrealized appreciation[1]	66	Unrealized depreciation[1]	—
			$3,337		$6

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,283)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$15
Futures	Currency	Net realized gain (loss) on futures contracts	(350)	Net unrealized appreciation (depreciation) on futures contracts	(10)
Futures	Equity	Net realized gain (loss) on futures contracts	(14,664)	Net unrealized appreciation (depreciation) on futures contracts	(397)
Futures	Interest	Net realized gain (loss) on futures contracts	8	Net unrealized appreciation (depreciation) on futures contracts	4
			$(17,289)		$(388)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	322

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$481	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	126
			$481		$126

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(561)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(152)
Futures	Currency	Net realized gain (loss) on futures contracts	—	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(6,393)	Net unrealized appreciation (depreciation) on futures contracts	(230)
Futures	Interest	Net realized gain (loss) on futures contracts	6	Net unrealized appreciation (depreciation) on futures contracts	3
			$(6,948)		$(379)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,203	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	298	Unrealized depreciation[1]	—
			$1,501		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,416)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(135)
Futures	Currency	Net realized gain (loss) on futures contracts	(183)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(9,762)	Net unrealized appreciation (depreciation) on futures contracts	364
Futures	Interest	Net realized gain (loss) on futures contracts	14	Net unrealized appreciation (depreciation) on futures contracts	8
			$(11,347)		$237

Refer to the end of the table(s) for footnote(s).

323	American Funds Insurance Series

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$14,515	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	3,205	Unrealized depreciation[1]	—
			$17,720		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(14,007)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(1,473)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,347)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(53,591)	Net unrealized appreciation (depreciation) on futures contracts	4,197
Futures	Interest	Net realized gain (loss) on futures contracts	45	Net unrealized appreciation (depreciation) on futures contracts	25
			$(68,900)		$2,749

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk Type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$2,833	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	638	Unrealized depreciation[1]	—
			$3,471		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,782)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(299)
Futures	Currency	Net realized gain (loss) on futures contracts	(513)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(50,070)	Net unrealized appreciation (depreciation) on futures contracts	1,047
Futures	Interest	Net realized gain (loss) on futures contracts	709	Net unrealized appreciation (depreciation) on futures contracts	314
			$(51,656)		$1,062

[1]	Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in each fund’s investment portfolio.
American Funds Insurance Series	324

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
BNP Paribas	$18		$(2)	$—	$—	$16
Citibank	62		(26)	—	—	36
HSBC Bank	8		—	—	—	8
Morgan Stanley	2		(2)	—	—	—
Standard Chartered Bank	—	†	— †	—	—	—
Total	$90		$(30)	$—	$—	$60
Liabilities:
Bank of America	$61		$—	$—	$—	$61
Bank of New York Mellon	1		—	—	—	1
BNP Paribas	2		(2)	—	—	—
Citibank	26		(26)	—	—	—
Goldman Sachs	18		—	—	—	18
JPMorgan Chase	9		—	—	—	9
Morgan Stanley	23		(2)	—	—	21
Standard Chartered Bank	28		— †	—	—	28
Total	$168		$(30)	$—	$—	$138

Refer to the end of the table(s) for footnote(s).

325	American Funds Insurance Series

American Funds Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$15	$(15)	$—	$—	$—
Barclays Bank PLC	44	(28)	—	—	16
BNP Paribas	64	(64)	—	—	—
Citibank	10	(10)	—	—	—
Goldman Sachs	116	(116)	—	—	—
HSBC Bank	46	(46)	—	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	7	(7)	—	—	—
Standard Chartered Bank	19	(19)	—	—	—
UBS AG	8	(8)	—	—	—
Total	$340	$(324)	$—	$—	$16
Liabilities:
Bank of America	$45	$(15)	$(30)	$—	$—
Bank of New York Mellon	5	—	—	—	5
Barclays Bank PLC	28	(28)	—	—	—
BNP Paribas	70	(64)	—	—	6
Citibank	78	(10)	—	—	68
Goldman Sachs	223	(116)	(107)	—	—
HSBC Bank	48	(46)	—	—	2
JPMorgan Chase	20	(11)	(9)	—	—
Morgan Stanley	207	(7)	—	—	200
Standard Chartered Bank	48	(19)	—	—	29
UBS AG	113	(8)	—	—	105
Total	$885	$(324)	$(146)	$—	$415

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$191	$(190)	$—	$—	$1
Barclays Bank PLC	864	(533)	—	—	331
BNP Paribas	126	(126)	—	—	—
Citibank	412	—	—	—	412
Goldman Sachs	1,701	(494)	—	—	1,207
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	71	(71)	—	—	—
Total	$3,443	$(1,492)	$—	$—	$1,951
Liabilities:
Bank of America	$190	$(190)	$—	$—	$—
Barclays Bank PLC	533	(533)	—	—	—
BNP Paribas	2,672	(126)	(2,475)	—	71
Goldman Sachs	494	(494)	—	—	—
HSBC Bank	81	(78)	—	—	3
JPMorgan Chase	620	(71)	—	—	549
UBS AG	135	—	—	—	135
Total	$4,725	$(1,492)	$(2,475)	$—	$758

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	326

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$995	$(809)	$—	$—	$186
Bank of New York Mellon	119	—	—	—	119
Barclays Bank PLC	446	(446)	—	—	—
BNP Paribas	319	(319)	—	—	—
Citibank	675	(675)	—	—	—
Goldman Sachs	215	(215)	—	—	—
HSBC Bank	845	(358)	—	(310)	177
JPMorgan Chase	5	(5)	—	—	—
Morgan Stanley	80	(80)	—	—	—
Standard Chartered Bank	162	(162)	—	—	—
UBS AG	34	(34)	—	—	—
Total	$3,895	$(3,103)	$—	$(310)	$482
Liabilities:
Bank of America	$809	$(809)	$—	$—	$—
Barclays Bank PLC	558	(446)	(112)	—	—
BNP Paribas	670	(319)	(288)	—	63
Citibank	683	(675)	—	—	8
Goldman Sachs	2,520	(215)	(2,298)	—	7
HSBC Bank	358	(358)	—	—	—
JPMorgan Chase	26	(5)	(15)	—	6
Morgan Stanley	145	(80)	—	—	65
Standard Chartered Bank	449	(162)	(287)	—	—
UBS AG	761	(34)	(340)	—	387
Total	$6,979	$(3,103)	$(3,340)	$—	$536

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.
327	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2025, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$587	$51	$285
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	309
International Growth and Income Fund	196	5	—

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	328

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2024:
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral[2]	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	3,672,153	874,249	29,669,987	1,970,140	1,386,903	4,493,198
Gross unrealized depreciation on investments	(175,826)	(96,526)	(588,478)	(120,463)	(66,083)	(136,080)
Net unrealized appreciation (depreciation) on investments	3,496,327	777,723	29,081,509	1,849,677	1,320,820	4,357,118
Cost of investments	5,158,642	2,334,987	22,505,964	5,410,310	2,432,087	7,297,400

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
As of June 30, 2025:
Gross unrealized appreciation on investments	1,508	812,185	18,907,142	114,299	385,128	8,199,326
Gross unrealized depreciation on investments	(894)	(47,504)	(167,029)	(11,155)	(26,553)	(567,859)
Net unrealized appreciation (depreciation) on investments	614	764,681	18,740,113	103,144	358,575	7,631,467
Cost of investments	15,112	1,243,307	23,895,713	293,020	1,206,185	20,569,509

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2024:
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	86,169	200,273	58,927	54,453	2,127	1
Gross unrealized depreciation on investments	(9,941)	(244,004)	(64,856)	(38,953)	(1,403)	(31)
Net unrealized appreciation (depreciation) on investments	76,228	(43,731)	(5,929)	15,500	724	(30)
Cost of investments	343,260	11,273,203	1,483,160	972,704	132,267	328,764

Refer to the end of the table(s) for footnote(s).

329	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	45,694	117,719	20,510	60,113	231,817	177,065
Gross unrealized depreciation on investments	(50,484)	(64,383)	(22,277)	(25,719)	(76,928)	(47,264)
Net unrealized appreciation (depreciation) on investments	(4,790)	53,336	(1,767)	34,394	154,889	129,801
Cost of investments	1,914,351	467,686	115,094	283,921	1,973,291	1,826,040

[1]	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
[2]	This deferral is considered incurred in the subsequent year.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,222	$455,982	$473,204	$65,173	$99,126	$164,299
Class 1A	96	2,766	2,862	319	536	855
Class 2	15,237	443,236	458,473	57,169	103,301	160,470
Class 4	4,149	130,403	134,552	12,745	23,878	36,623
Total	$36,704	$1,032,387	$1,069,091	$135,406	$226,841	$362,247

Global Small Capitalization Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$19,199	$19,199	$24,044	$21,820	$45,864
Class 1A	—	126	126	120	119	239
Class 2	—	39,094	39,094	42,943	43,051	85,994
Class 4	—	7,316	7,316	6,428	7,070	13,498
Total	$—	$65,735	$65,735	$73,535	$72,060	$145,595
American Funds Insurance Series	330

Growth Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$271,740	$1,543,000	$1,814,740	$121,696	$433,019	$554,715
Class 1A	4,439	26,100	30,539	1,328	7,268	8,596
Class 2	243,730	1,433,339	1,677,069	72,492	433,759	506,251
Class 3	3,240	18,878	22,118	1,123	5,725	6,848
Class 4	69,855	421,011	490,866	9,370	97,988	107,358
Total	$593,004	$3,442,328	$4,035,332	$206,009	$977,759	$1,183,768

International Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,080	$—	$2,080	$46,267	$—	$46,267
Class 1A	4	—	4	157	—	157
Class 2	776	—	776	40,220	—	40,220
Class 3	5	—	5	191	—	191
Class 4	—	—	—	4,485	—	4,485
Total	$2,865	$—	$2,865	$91,320	$—	$91,320

New World Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,656	$71,532	$80,188	$29,713	$8,227	$37,940
Class 1A	49	453	502	167	49	216
Class 2	3,487	31,619	35,106	11,293	3,828	15,121
Class 4	3,394	33,694	37,088	9,604	3,785	13,389
Total	$15,586	$137,298	$152,884	$50,777	$15,889	$66,666

Washington Mutual Investors Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$52,115	$397,175	$449,290	$111,395	$50,394	$161,789
Class 1A	264	2,103	2,367	426	202	628
Class 2	24,149	193,815	217,964	46,990	24,567	71,557
Class 4	15,307	127,802	143,109	23,694	12,608	36,302
Total	$91,835	$720,895	$812,730	$182,505	$87,771	$270,276
331	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund

	Six months ended June 30, 2025						For the period November 15, 2024[3] to December 31, 2024
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$—	[4]	$—	[4]	$—	[4]	$—	[4]	$—	$—	[4]
Class 1A	—	[4]	—	[4]	—	[4]	—	[4]	—	—	[4]
Class 2	—	[4]	—	[4]	—	[4]	—	[4]	—	—	[4]
Class 4	5		—	[4]	5		13		—	13
Total	$5		$—	[4]	$5		$13		$—	$13

Capital World Growth and Income Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,434	$21,740	$23,174	$11,350	$—	$11,350
Class 1A	21	363	384	144	—	144
Class 2	2,061	37,773	39,834	17,039	—	17,039
Class 4	519	11,256	11,775	3,943	—	3,943
Total	$4,035	$71,132	$75,167	$32,476	$—	$32,476

Growth-Income Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$290,697	$3,878,399	$4,169,096	$338,365	$1,023,186	$1,361,551
Class 1A	526	7,252	7,778	495	1,702	2,197
Class 2	159,838	2,211,126	2,370,964	163,135	597,677	760,812
Class 3	1,732	23,742	25,474	1,879	6,513	8,392
Class 4	33,021	470,380	503,401	26,050	105,495	131,545
Total	$485,814	$6,590,899	$7,076,713	$529,924	$1,734,573	$2,264,497

International Growth and Income Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$112	$—	$112	$461	$—	$461
Class 1A	28	—	28	156	—	156
Class 2	614	—	614	3,897	—	3,897
Class 4	669	—	669	3,584	—	3,584
Total	$1,423	$—	$1,423	$8,098	$—	$8,098

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	332

Capital Income Builder

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,077	$—	$9,077	$25,390	$—	$25,390
Class 1A	143	—	143	397	—	397
Class 2	212	—	212	575	—	575
Class 4	6,699	—	6,699	19,314	—	19,314
Total	$16,131	$—	$16,131	$45,676	$—	$45,676

Asset Allocation Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164,502	$1,019,238	$1,183,740	$374,078	$678,739	$1,052,817
Class 1A	434	2,795	3,229	848	1,422	2,270
Class 2	43,502	280,960	324,462	92,429	187,595	280,024
Class 3	326	2,081	2,407	693	1,326	2,019
Class 4	66,287	445,526	511,813	127,247	278,890	406,137
Total	$275,051	$1,750,600	$2,025,651	$595,295	$1,147,972	$1,743,267

American Funds Global Balanced Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$254	$3,585	$3,839	$1,963	$—	$1,963
Class 1A	9	152	161	64	—	64
Class 2	335	5,617	5,952	2,714	—	2,714
Class 4	324	6,279	6,603	2,307	—	2,307
Total	$922	$15,633	$16,555	$7,048	$—	$7,048

The Bond Fund of America

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,306	$—	$60,306	$305,561	$—	$305,561
Class 1A	2,233	—	2,233	8,909	—	8,909
Class 2	23,485	—	23,485	115,243	—	115,243
Class 4	10,634	—	10,634	45,913	—	45,913
Total	$96,658	$—	$96,658	$475,626	$—	$475,626

Capital World Bond Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,662	$—	$1,662	$15,387	$—	$15,387
Class 1A	53	—	53	983	—	983
Class 2	1,727	—	1,727	16,410	—	16,410
Class 4	146	—	146	1,135	—	1,135
Total	$3,588	$—	$3,588	$33,915	$—	$33,915
333	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,793	$—	$2,793	$15,191	$—	$15,191
Class 1A	37	—	37	199	—	199
Class 2	5,937	—	5,937	35,147	—	35,147
Class 3	87	—	87	529	—	529
Class 4	1,919	—	1,919	8,336	—	8,336
Total	$10,773	$—	$10,773	$59,402	$—	$59,402

American Funds Mortgage Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$143	$—	$143	$804	$—	$804
Class 1A	23	—	23	121	—	121
Class 2	316	—	316	1,928	—	1,928
Class 4	414	—	414	2,148	—	2,148
Total	$896	$—	$896	$5,001	$—	$5,001

Ultra-Short Bond Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$267	$—	$267	$1,996	$—	$1,996
Class 1A	1	—	1	6	—	6
Class 2	1,787	—	1,787	12,857	—	12,857
Class 3	29	—	29	205	—	205
Class 4	473	—	473	2,569	—	2,569
Total	$2,557	$—	$2,557	$17,633	$—	$17,633

U.S. Government Securities Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,151	$—	$2,151	$11,248	$—	$11,248
Class 1A	2,157	—	2,157	11,344	—	11,344
Class 2	8,060	—	8,060	42,551	—	42,551
Class 3	41	—	41	204	—	204
Class 4	1,788	—	1,788	7,920	—	7,920
Total	$14,197	$—	$14,197	$73,267	$—	$73,267

Managed Risk Growth Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$111	$558	$669	$93	$—	$93
Class P2	2,919	21,164	24,083	2,326	—	2,326
Total	$3,030	$21,722	$24,752	$2,419	$—	$2,419
American Funds Insurance Series	334

Managed Risk International Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30	$—	$30	$29	$—	$29
Class P2	1,450	—	1,450	1,532	—	1,532
Total	$1,480	$—	$1,480	$1,561	$—	$1,561

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$40	$—	$40	$53	$—	$53
Class P2	4,640	—	4,640	5,422	—	5,422
Total	$4,680	$—	$4,680	$5,475	$—	$5,475

Managed Risk Growth-Income Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$25,511	$70,237	$95,748	$33,022	$25,142	$58,164
Class P2	3,596	10,214	13,810	4,085	3,659	7,744
Total	$29,107	$80,451	$109,558	$37,107	$28,801	$65,908

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$208	$722	$930	$226	$138	$364
Class P2	34,023	121,132	155,155	39,976	28,786	68,762
Total	$34,231	$121,854	$156,085	$40,202	$28,924	$69,126

[3]	Commencement of operations.
[4]	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2025, total investment advisory services fees waived by CRMC were $26,151,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

335	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2025, before waiver	2025, after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.368%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.604
Growth Fund	.500	.275	.6	44.0	.304	.304
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.231
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.433
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.218
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.222
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100

*	For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%. Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	336

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$534
Class 1A	$—	$26	3
Class 2	4,295	Not applicable	515
Class 4	1,206	1,207	145
Total class-specific expenses	$5,501	$1,233	$1,197

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$133
Class 1A	$—	$7	1
Class 2	2,083	Not applicable	250
Class 4	385	385	46
Total class-specific expenses	$2,468	$392	$430

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,171
Class 1A	$—	$489	59
Class 2	24,517	Not applicable	2,942
Class 3	239	Not applicable	40
Class 4	6,668	6,668	800
Total class-specific expenses	$31,424	$7,157	$7,012

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$463
Class 1A	$—	$16	2
Class 2	4,053	Not applicable	486
Class 3	13	Not applicable	2
Class 4	575	576	69
Total class-specific expenses	$4,641	$592	$1,022
337	American Funds Insurance Series

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$271
Class 1A	$—	$15	2
Class 2	992	Not applicable	119
Class 4	1,031	1,031	124
Total class-specific expenses	$2,023	$1,046	$516

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$924
Class 1A	$—	$38	5
Class 2	3,686	Not applicable	442
Class 4	2,299	2,299	276
Total class-specific expenses	$5,985	$2,337	$1,647

U.S. Small and Mid Cap Equity Fund

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	Not applicable		Not applicable		$—	*
Class 1A	$—		$—	*	—	*
Class 2	—		Not applicable		—	*
Class 4	—	*	—	*	2
Total class-specific expenses	$—	*	$—	*	$2

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$12	2
Class 2	1,251	Not applicable	150
Class 4	349	349	42
Total class-specific expenses	$1,600	$361	$282

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,562
Class 1A	$—	$54	7
Class 2	16,700	Not applicable	2,004
Class 3	133	Not applicable	22
Class 4	3,381	3,381	406
Total class-specific expenses	$20,214	$3,435	$6,001

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4
Class 1A	$—	$9	1
Class 2	194	Not applicable	23
Class 4	209	209	25
Total class-specific expenses	$403	$218	$53

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$110
Class 1A	$—	$16	2
Class 2	23	Not applicable	3
Class 4	831	831	99
Total class-specific expenses	$854	$847	$214

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,341
Class 1A	$—	$52	6
Class 2	5,281	Not applicable	634
Class 3	28	Not applicable	5
Class 4	8,215	8,214	986
Total class-specific expenses	$13,524	$8,266	$3,972

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	338

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$14
Class 1A	$—	$5	1
Class 2	183	Not applicable	22
Class 4	191	191	23
Total class-specific expenses	$374	$196	$60

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,017
Class 1A	$—	$290	35
Class 2	3,381	Not applicable	406
Class 4	1,525	1,525	183
Total class-specific expenses	$4,906	$1,815	$1,641

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$89
Class 1A	$—	$46	6
Class 2	937	Not applicable	112
Class 4	81	80	10
Total class-specific expenses	$1,018	$126	$217

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$35
Class 1A	$—	$4	1
Class 2	660	Not applicable	79
Class 3	7	Not applicable	1
Class 4	221	221	27
Total class-specific expenses	$888	$225	$143

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$3	—	*
Class 2	51	Not applicable	6
Class 4	66	66	8
Total class-specific expenses	$117	$69	$17

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$5
Class 1A	$—	$—	*	—	*
Class 2	291	Not applicable		35
Class 3	3	Not applicable		1
Class 4	88	88		10
Total class-specific expenses	$382	$88		$51

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$358	43
Class 2	1,287	Not applicable	154
Class 3	4	Not applicable	1
Class 4	280	280	34
Total class-specific expenses	$1,571	$638	$271

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$608	609
Total class-specific expenses	$608	$625

Refer to the end of the table(s) for footnote(s).

339	American Funds Insurance Series

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$138	139
Total class-specific expenses	$138	$141

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$388	388
Total class-specific expenses	$388	$391

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,275
Class P2	$327	327
Total class-specific expenses	$327	$2,602

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$15
Class P2	$2,402	2,401
Total class-specific expenses	$2,402	$2,416

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2025, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase (decrease)		Total trustees’ compensation
Global Growth Fund	$10		$4		$14
Global Small Capitalization Fund	4		1		5
Growth Fund	60		21		81
International Fund	9		3		12
New World Fund	4		2		6
Washington Mutual Investors Fund	14		5		19
U.S. Small and Mid Cap Equity Fund	—	*	—	*	—	*
Capital World Growth and Income Fund	3		1		4
Growth-Income Fund	52		17		69
International Growth and Income Fund	—	*	—	*	—	*
Capital Income Builder	2		1		3
Asset Allocation Fund	34		11		45
American Funds Global Balanced Fund	1		—	*	1
The Bond Fund of America	14		4		18
Capital World Bond Fund	2		1		3
American High-Income Trust	1		—	*	1
American Funds Mortgage Fund	—	*	—	*	—	*
Ultra-Short Bond Fund	—	*	—	*	—	*
U.S. Government Securities Fund	2		1		3
Managed Risk Growth Fund	1		—	*	1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Washington Mutual Investors Fund	1		—	*	1
Managed Risk Growth-Income Fund	2		1		3
Managed Risk Asset Allocation Fund	2		1		3

*	Amount less than one thousand.
American Funds Insurance Series	340

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2025 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$88,976	$14,964	$2,923
Global Small Capitalization Fund	17,787	7,499	1,872
Growth Fund	262,208	192,926	65,081
International Fund	95,968	38,929	6,168
New World Fund	9,610	29,959	5,791
Washington Mutual Investors Fund	73,880	101,813	14,322
Capital World Growth and Income Fund	21,390	27,562	6,719
Growth-Income Fund	332,042	383,247	101,737
International Growth and Income Fund	1,199	2,747	138
Capital Income Builder	14,710	14,805	4,080
Asset Allocation Fund	199,278	71,009	43,548
American Funds Global Balanced Fund	2,269	3,535	909

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2025.

341	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$132,465	3,800	$473,203	13,844	$(297,705)	(8,075)	$307,963	9,569
Class 1A	1,877	52	2,862	84	(1,125)	(31)	3,614	105
Class 2	18,094	501	458,474	13,654	(244,822)	(6,757)	231,746	7,398
Class 4	88,558	2,477	134,552	4,068	(49,285)	(1,386)	173,825	5,159
Total net increase (decrease)	$240,994	6,830	$1,069,091	31,650	$(592,937)	(16,249)	$717,148	22,231

Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)

Global Small Capitalization Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$41,857	2,403	$19,028	1,042	$(166,307)	(9,259)	$(105,422)	(5,814)
Class 1A	339	19	126	7	(191)	(11)	274	15
Class 2	21,045	1,286	39,095	2,285	(102,502)	(6,007)	(42,362)	(2,436)
Class 4	72,171	4,238	7,315	429	(18,863)	(1,119)	60,623	3,548
Total net increase (decrease)	$135,412	7,946	$65,564	3,763	$(287,863)	(16,396)	$(86,887)	(4,687)

Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	342

Growth Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$1,154,878	9,350	$1,813,129	14,793	$(1,579,414)	(12,694)	$1,388,593	11,449
Class 1A	73,719	595	30,539	252	(97,203)	(749)	7,055	98
Class 2	248,965	2,034	1,677,068	13,892	(1,393,936)	(11,137)	532,097	4,789
Class 3	553	5	22,118	178	(16,524)	(130)	6,147	53
Class 4	589,030	4,934	490,866	4,194	(173,917)	(1,448)	905,979	7,680
Total net increase (decrease)	$2,067,145	16,918	$4,033,720	33,309	$(3,260,994)	(26,158)	$2,839,871	24,069

Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)

International Fund

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$63,294	3,490		$2,080	108		$(231,772)	(12,501)	$(166,398)	(8,903)
Class 1A	530	29		4	—	[2]	(639)	(35)	(105)	(6)
Class 2	94,000	5,226		776	41		(307,337)	(16,707)	(212,561)	(11,440)
Class 3	100	5		5	—	[2]	(956)	(50)	(851)	(45)
Class 4	34,797	1,938		—	—		(23,149)	(1,275)	11,648	663
Total net increase (decrease)	$192,721	10,688		$2,865	149		$(563,853)	(30,568)	$(368,267)	(19,731)

Year ended December 31, 2024
Class 1	$103,818	5,617		$46,267	2,445		$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132		158	9		(2,072)	(114)	507	27
Class 2	294,279	16,201		40,220	2,136		(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	—	[2]	191	10		(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511		4,485	242		(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461		$91,321	4,842		$(1,113,643)	(60,249)	$(557,783)	(29,946)

Refer to the end of the table(s) for footnote(s).

343	American Funds Insurance Series

New World Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$71,378	2,538	$80,187	2,838	$(176,169)	(6,345)	$(24,604)	(969)
Class 1A	408	15	502	18	(1,825)	(67)	(915)	(34)
Class 2	30,481	1,122	35,106	1,260	(87,236)	(3,178)	(21,649)	(796)
Class 4	41,929	1,547	37,088	1,345	(71,596)	(2,638)	7,421	254
Total net increase (decrease)	$144,196	5,222	$152,883	5,461	$(336,826)	(12,228)	$(39,747)	(1,545)

Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)

Washington Mutual Investors Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$101,514	6,077	$447,861	27,045	$(433,964)	(25,486)	$115,411	7,636
Class 1A	3,863	226	2,368	144	(1,054)	(61)	5,177	309
Class 2	41,877	2,492	217,964	13,455	(205,682)	(12,318)	54,159	3,629
Class 4	179,899	10,924	143,109	8,955	(58,553)	(3,594)	264,455	16,285
Total net increase (decrease)	$327,153	19,719	$811,302	49,599	$(699,253)	(41,459)	$439,202	27,859

Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)

U.S. Small and Mid Cap Equity Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2025
Class 1	$—	—	$—	[2]	—	[2]	$—	—	$—	[2]	—	[2]
Class 1A	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 2	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	68	6	5		1		—	—	73		7
Total net increase (decrease)	$68	6	$5		1		$—	—	$73		7

For the period November 15, 2024[3] to December 31, 2024
Class 1	$10	1	$—	[2]	—	[2]	$—	—	$10		1
Class 1A	10	1	—	[2]	—	[2]	—	—	10		1
Class 2	10	1	—	[2]	—	[2]	—	—	10		1
Class 4	14,970	1,497	13		1		—	—	14,983		1,498
Total net increase (decrease)	$15,000	1,500	$13		1		$—	—	$15,013		1,501

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	344

Capital World Growth and Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$40,119	2,660	$22,861	1,414	$(98,762)	(6,251)	$(35,782)	(2,177)
Class 1A	1,184	74	383	23	(280)	(17)	1,287	80
Class 2	9,776	617	39,834	2,473	(88,441)	(5,547)	(38,831)	(2,457)
Class 4	26,679	1,720	11,775	752	(14,288)	(925)	24,166	1,547
Total net increase (decrease)	$77,758	5,071	$74,853	4,662	$(201,771)	(12,740)	$(49,160)	(3,007)

Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)

Growth-Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$511,559	7,825	$4,165,917	69,688	$(1,641,284)	(24,371)	$3,036,192	53,142
Class 1A	2,245	35	7,777	131	(1,976)	(29)	8,046	137
Class 2	63,453	961	2,370,964	40,536	(883,298)	(13,297)	1,551,119	28,200
Class 3	270	4	25,474	426	(12,167)	(178)	13,577	252
Class 4	194,913	2,988	503,401	8,808	(123,143)	(1,891)	575,171	9,905
Total net increase (decrease)	$772,440	11,813	$7,073,533	119,589	$(2,661,868)	(39,766)	$5,184,105	91,636

Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)

Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

International Growth and Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$15,811	1,385	$112	9	$(5,330)	(497)	$10,593	897
Class 1A	556	53	28	3	(350)	(33)	234	23
Class 2	2,119	196	614	53	(17,536)	(1,614)	(14,803)	(1,365)
Class 4	21,208	1,980	669	59	(11,288)	(1,056)	10,589	983
Total net increase (decrease)	$39,694	3,614	$1,423	124	$(34,504)	(3,200)	$6,613	538

Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)

Capital Income Builder

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,250	4,104	$9,077	689	$(55,753)	(4,314)	$6,574	479
Class 1A	723	57	143	11	(879)	(68)	(13)	—	[2]
Class 2	874	66	212	16	(1,115)	(85)	(29)	(3)
Class 4	72,342	5,524	6,699	509	(39,075)	(3,019)	39,966	3,014
Total net increase (decrease)	$127,189	9,751	$16,131	1,225	$(96,822)	(7,486)	$46,498	3,490

Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

Asset Allocation Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$214,618	8,406	$1,183,741	46,955	$(1,239,167)	(47,739)	$159,192	7,622
Class 1A	3,528	137	3,229	129	(3,619)	(139)	3,138	127
Class 2	41,143	1,602	324,461	13,093	(312,360)	(12,180)	53,244	2,515
Class 3	313	12	2,407	96	(1,415)	(54)	1,305	54
Class 4	189,713	7,467	511,813	20,873	(394,555)	(15,526)	306,971	12,814
Total net increase (decrease)	$449,315	17,624	$2,025,651	81,146	$(1,951,116)	(75,638)	$523,850	23,132

Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)

American Funds Global Balanced Fund

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$4,237	324	$3,840	290	$(11,565)	(878)	$(3,488)	(264)
Class 1A	256	19	161	12	(215)	(16)	202	15
Class 2	1,215	91	5,951	452	(14,274)	(1,080)	(7,108)	(537)
Class 4	20,102	1,545	6,604	511	(10,367)	(799)	16,339	1,257
Total net increase (decrease)	$25,810	1,979	$16,556	1,265	$(36,421)	(2,773)	$5,945	471

Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)

Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

The Bond Fund of America

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$413,053	43,891	$59,979	6,381	$(982,200)	(103,891)	$(509,168)	(53,619)
Class 1A	44,943	4,815	2,233	240	(16,662)	(1,774)	30,514	3,281
Class 2	38,712	4,164	23,485	2,542	(206,373)	(22,197)	(144,176)	(15,491)
Class 4	111,809	12,133	10,633	1,158	(66,741)	(7,230)	55,701	6,061
Total net increase (decrease)	$608,517	65,003	$96,330	10,321	$(1,271,976)	(135,092)	$(567,129)	(59,768)

Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865

Capital World Bond Fund

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,252	5,284	$1,662	163	$(71,979)	(7,167)	$(17,065)	(1,720)
Class 1A	2,275	236	53	5	(18,255)	(1,837)	(15,927)	(1,596)
Class 2	34,568	3,519	1,728	172	(102,579)	(10,384)	(66,283)	(6,693)
Class 4	11,296	1,158	146	15	(5,087)	(523)	6,355	650
Total net increase (decrease)	$101,391	10,197	$3,589	355	$(197,900)	(19,911)	$(92,920)	(9,359)

Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$24,975	2,760	$2,778	300	$(15,383)	(1,664)	$12,370	1,396
Class 1A	537	58	37	4	(528)	(57)	46	5
Class 2	24,001	2,639	5,936	658	(45,605)	(5,041)	(15,668)	(1,744)
Class 3	172	18	87	9	(497)	(53)	(238)	(26)
Class 4	70,614	6,928	1,920	189	(33,731)	(3,336)	38,803	3,781
Total net increase (decrease)	$120,299	12,403	$10,758	1,160	$(95,744)	(10,151)	$35,313	3,412

Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227

American Funds Mortgage Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$172	19	$143	16	$(98)	(11)	$217	24
Class 1A	432	47	23	2	(205)	(22)	250	27
Class 2	1,345	146	316	34	(3,788)	(412)	(2,127)	(232)
Class 4	7,786	856	414	46	(3,836)	(422)	4,364	480
Total net increase (decrease)	$9,735	1,068	$896	98	$(7,927)	(867)	$2,704	299

Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810

Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$6,176	542	$266	23		$(11,314)	(993)	$(4,872)	(428)
Class 1A	—	—	1	—	[2]	—	—	1	— [2]
Class 2	32,949	2,991	1,788	162		(54,467)	(4,948)	(19,730)	(1,795)
Class 3	112	10	29	3		(392)	(35)	(251)	(22)
Class 4	43,286	3,915	473	43		(37,336)	(3,358)	6,423	600
Total net increase (decrease)	$82,523	7,458	$2,557	231		$(103,509)	(9,334)	$(18,429)	(1,645)

Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176		$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1		—	—	6	1
Class 2	57,235	5,128	12,858	1,175		(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19		(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233		(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604		$(144,480)	(12,863)	$(33,462)	(2,956)

U.S. Government Securities Fund

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$44,977	4,581	$2,087	213	$(56,128)	(5,713)	$(9,064)	(919)
Class 1A	15,985	1,654	2,157	222	(37,901)	(3,880)	(19,759)	(2,004)
Class 2	45,477	4,677	8,060	834	(115,722)	(11,932)	(62,185)	(6,421)
Class 3	241	24	41	4	(241)	(24)	41	4
Class 4	64,712	6,659	1,788	185	(48,932)	(5,051)	17,568	1,793
Total net increase (decrease)	$171,392	17,595	$14,133	1,458	$(258,924)	(26,600)	$(73,399)	(7,547)

Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316

Managed Risk Growth Fund

			Reinvestments of				Net increase
	Sales		distributions		Repurchases		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$492	38	$669	52	$(1,087)	(82)	$74	8
Class P2	7,709	598	24,083	1,898	(41,369)	(3,152)	(9,577)	(656)
Total net increase (decrease)	$8,201	636	$24,752	1,950	$(42,456)	(3,234)	$(9,503)	(648)

Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk International Fund

			Reinvestments of				Net increase
	Sales		distributions		Repurchases		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$113	14	$30	3	$(79)	(9)	$64	8
Class P2	2,379	291	1,450	178	(6,722)	(818)	(2,893)	(349)
Total net increase (decrease)	$2,492	305	$1,480	181	$(6,801)	(827)	$(2,829)	(341)

Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)

Managed Risk Washington Mutual Investors Fund

			Reinvestments of				Net increase
	Sales		distributions		Repurchases		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$73	6	$40	3	$(184)	(15)	$(71)	(6)
Class P2	2,835	241	4,640	398	(20,378)	(1,735)	(12,903)	(1,096)
Total net increase (decrease)	$2,908	247	$4,680	401	$(20,562)	(1,750)	$(12,974)	(1,102)

Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)

Managed Risk Growth-Income Fund

			Reinvestments of				Net increase
	Sales		distributions		Repurchases		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$22,938	1,634	$95,748	7,025	$(138,781)	(9,811)	$(20,095)	(1,152)
Class P2	2,032	146	13,810	1,021	(18,320)	(1,305)	(2,478)	(138)
Total net increase (decrease)	$24,970	1,780	$109,558	8,046	$(157,101)	(11,116)	$(22,573)	(1,290)

Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)

Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$12	1	$930	75	$(185)	(14)	$757	62
Class P2	9,933	798	155,155	13,016	(171,239)	(13,497)	(6,151)	317
Total net increase (decrease)	$9,945	799	$156,085	13,091	$(171,424)	(13,511)	$(5,394)	379

Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Commencement of operations.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2025 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,179,396	$757,557	$6,385,618	$2,780,244	$785,414	$1,990,904
Sales of investment securities*	1,347,163	939,607	7,875,256	2,957,157	998,449	2,405,834
Non-U.S. taxes paid on dividend income	3,677	1,787	3,183	8,711	3,916	784
Non-U.S. taxes (refunded) paid on interest income	13	(4)	—	—	36	—
Non-U.S. taxes refunded (paid) on realized gains	(829)	2,490	—	10,524	2,970	—
Non-U.S. taxes provided on unrealized appreciation	5,299	17,693	—	28,246	21,733	—
Interest income from affiliated issuers	5,913	—	—	—	—	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$3,209	$479,965	$7,133,302	$99,185	$393,384	$11,283,114
Sales of investment securities*	3,287	609,901	8,577,738	91,723	425,205	12,909,245
Non-U.S. taxes paid on dividend income	—	1,359	3,376	576	1,461	2,655
Non-U.S. taxes paid on realized gains	—	170	—	11	26	—
Non-U.S. taxes provided on unrealized appreciation	—	735	—	253	590	—

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	352

	American Funds Global Balanced Fund		The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$172,059		$7,186,261	$824,354	$216,134	$240,611	$—
Sales of investment securities*	186,597		7,700,521	863,783	157,435	230,976	—
Non-U.S. taxes paid on dividend income	241		—	—	(9)	—	—
Non-U.S. taxes paid on interest income	—	†	8	42	—	—	—
Non-U.S. taxes paid on realized gains	42		—	427	—	—	—
Non-U.S. taxes provided on unrealized appreciation	181		—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$2,190,673	$140,971	$12,970	$52,478	$491,790	$243,681
Sales of investment securities*	2,371,368	156,432	24,362	62,127	404,203	317,008

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

12. Ownership concentration

At June 30, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 17% and 13% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 17% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

In addition, CRMC held aggregate ownership of 99% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

353	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Global Growth Fund
Class 1:
6/30/2025[4,5]	$36.91	$.29	$3.65	$3.94	$(.14)	$(4.88)	$(5.02)	$35.83	11.33%[6]	$3,826	.52%[7]		.41%[7]		1.58%[7]
12/31/2024	33.92	.44	4.29	4.73	(.67)	(1.07)	(1.74)	36.91	13.94	3,589	.52		.41		1.20
12/31/2023	30.18	.36	6.30	6.66	(.37)	(2.55)	(2.92)	33.92	22.91	3,418	.52		.41		1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53		.46		1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
Class 1A:
6/30/2025[4,5]	36.70	.24	3.62	3.86	(.12)	(4.88)	(5.00)	35.56	11.19 [6]	24	.77	[7]	.66	[7]	1.34	[7]
12/31/2024	33.74	.35	4.26	4.61	(.58)	(1.07)	(1.65)	36.70	13.67	20	.77		.66		.95
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18	.77		.66		.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78		.71		.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
Class 2:
6/30/2025[4,5]	36.37	.24	3.58	3.82	(.12)	(4.88)	(5.00)	35.19	11.17 [6]	3,658	.77	[7]	.66	[7]	1.32	[7]
12/31/2024	33.44	.35	4.22	4.57	(.57)	(1.07)	(1.64)	36.37	13.68	3,512	.77		.66		.95
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522	.77		.66		.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78		.71		.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
Class 4:
6/30/2025[4,5]	35.93	.19	3.54	3.73	(.11)	(4.88)	(4.99)	34.67	11.05 [6]	1,083	1.02	[7]	.91	[7]	1.10	[7]
12/31/2024	33.08	.25	4.18	4.43	(.51)	(1.07)	(1.58)	35.93	13.39	937	1.02		.91		.69
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02		.91		.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03		.96		.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Global Small Capitalization Fund
Class 1:
6/30/2025[4,5]	$18.15	$.10	$1.35	$1.45	$—	$(.40)	$(.40)	$19.20	8.08%[6]	$885	.70%[7]		.65%[7]		1.11%[7]
12/31/2024	18.57	.12	.34	.46	(.23)	(.65)	(.88)	18.15	2.59	942	.70		.67		.66
12/31/2023	16.22	.11	2.53	2.64	(.08)	(.21)	(.29)	18.57	16.45	1,001	.70		.65		.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916	.72		.69		.24
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707	.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391	.75		.75		(.06)
Class 1A:
6/30/2025[4,5]	17.88	.08	1.33	1.41	—	(.40)	(.40)	18.89	7.98 [6]	6	.95	[7]	.90	[7]	.87 [7]
12/31/2024	18.31	.07	.34	.41	(.19)	(.65)	(.84)	17.88	2.34	5	.95		.92		.40
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5	.95		.90		.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4	.97		.94		— [9]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5	.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1	.99		.99		(.33)
Class 2:
6/30/2025[4,5]	17.05	.07	1.27	1.34	—	(.40)	(.40)	17.99	7.96 [6]	1,785	.95	[7]	.90	[7]	.86 [7]
12/31/2024	17.50	.07	.32	.39	(.19)	(.65)	(.84)	17.05	2.33	1,733	.95		.92		.41
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879	.95		.90		.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762	.97		.94		— [9]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521	.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00		1.00		(.31)
Class 4:
6/30/2025[4,5]	17.01	.05	1.27	1.32	—	(.40)	(.40)	17.93	7.86 [6]	390	1.20	[7]	1.15	[7]	.61 [7]
12/31/2024	17.46	.03	.32	.35	(.15)	(.65)	(.80)	17.01	2.12	310	1.20		1.17		.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21)	(.21)	17.46	15.79	300	1.20		1.15		.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22		1.19		(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25		1.25		(.56)

Refer to the end of the table(s) for footnote(s).

355	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
6/30/2025[4,5]	$127.47	$.21	$12.28	$12.49	$(.26)	$(10.61)	$(10.87)	$129.09	10.26%[6]	$23,220	.34%[7]		.33%[7]
12/31/2024	99.44	.51	30.78	31.29	(.67)	(2.59)	(3.26)	127.47	31.96	21,469	.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54)	(5.04)	(5.58)	99.44	38.81	17,382	.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
Class 1A:
6/30/2025[4,5]	126.11	.05	12.14	12.19	(.21)	(10.61)	(10.82)	127.48	10.13 [6]	394	.59	[7]	.08 [7]
12/31/2024	98.46	.22	30.43	30.65	(.41)	(2.59)	(3.00)	126.11	31.61	377	.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280	.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
Class 2:
6/30/2025[4,5]	125.79	.05	12.10	12.15	(.21)	(10.61)	(10.82)	127.12	10.12 [6]	21,211	.59	[7]	.08 [7]
12/31/2024	98.20	.22	30.34	30.56	(.38)	(2.59)	(2.97)	125.79	31.61	20,386	.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879	.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
Class 3:
6/30/2025[4,5]	128.88	.09	12.43	12.52	(.22)	(10.61)	(10.83)	130.57	10.16 [6]	287	.52	[7]	.15 [7]
12/31/2024	100.54	.30	31.09	31.39	(.46)	(2.59)	(3.05)	128.88	31.70	276	.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236	.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
Class 4:
6/30/2025[4,5]	122.38	(.10)	11.74	11.64	(.17)	(10.61)	(10.78)	123.24	9.99 [6]	6,178	.84	[7]	(.17)[7]
12/31/2024	95.70	(.06)	29.52	29.46	(.19)	(2.59)	(2.78)	122.38	31.29	5,195	.84		(.06)
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522	.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
International Fund
Class 1:
6/30/2025[4,5]	$17.84	$.25	$1.92	$2.17	$(.01)	$—	$(.01)	$20.00	12.18%[6]	$3,274	.52%[7]		2.71%[7]
12/31/2024	17.50	.23	.38	.61	(.27)	—	(.27)	17.84	3.40	3,080	.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26)	—	(.26)	17.50	16.12	3,353	.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
Class 1A:
6/30/2025[4,5]	17.75	.22	1.91	2.13	(.01)	—	(.01)	19.87	11.97 [6]	14	.77	[7]	2.47	[7]
12/31/2024	17.41	.18	.38	.56	(.22)	—	(.22)	17.75	3.17	13	.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.85	12	.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
Class 2:
6/30/2025[4,5]	17.75	.22	1.91	2.13	— [8]	—	— [8]	19.88	12.03 [6]	3,399	.77	[7]	2.46	[7]
12/31/2024	17.41	.19	.37	.56	(.22)	—	(.22)	17.75	3.16	3,238	.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.84	3,382	.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
Class 3:
6/30/2025[4,5]	17.90	.23	1.94	2.17	(.01)	—	(.01)	20.06	12.11 [6]	15	.70	[7]	2.54	[7]
12/31/2024	17.56	.20	.37	.57	(.23)	—	(.23)	17.90	3.19	15	.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23)	—	(.23)	17.56	15.99	17	.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
Class 4:
6/30/2025[4,5]	17.46	.20	1.87	2.07	—	—	—	19.53	11.86 [6]	507	1.02	[7]	2.24	[7]
12/31/2024	17.13	.14	.37	.51	(.18)	—	(.18)	17.46	2.93	441	1.02		.74
12/31/2023	14.99	.16	2.16	2.32	(.18)	—	(.18)	17.13	15.56	415	1.03		.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04		1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21

Refer to the end of the table(s) for footnote(s).

357	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
New World Fund
Class 1:
6/30/2025[4,5]	$26.67	$.31	$3.80	$4.11	$(.04)	$(1.21)	$(1.25)	$29.53	15.63%[6]	$1,964	.64%[7]		.57%[7]		2.24%[7]
12/31/2024	25.48	.43	1.32	1.75	(.44)	(.12)	(.56)	26.67	6.86	1,800	.64		.57		1.60
12/31/2023	22.30	.40	3.19	3.59	(.41)	—	(.41)	25.48	16.22	1,778	.64		.57		1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68		.57		1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
Class 1A:
6/30/2025[4,5]	26.53	.27	3.78	4.05	(.03)	(1.21)	(1.24)	29.34	15.48 [6]	12	.89	[7]	.82	[7]	1.95	[7]
12/31/2024	25.36	.36	1.31	1.67	(.38)	(.12)	(.50)	26.53	6.58	12	.89		.82		1.33
12/31/2023	22.19	.33	3.20	3.53	(.36)	—	(.36)	25.36	15.98	10	.89		.82		1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93		.82		1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
Class 2:
6/30/2025[4,5]	26.33	.27	3.75	4.02	(.03)	(1.21)	(1.24)	29.11	15.48 [6]	852	.89	[7]	.82	[7]	1.99	[7]
12/31/2024	25.17	.36	1.30	1.66	(.38)	(.12)	(.50)	26.33	6.55	791	.89		.82		1.36
12/31/2023	22.02	.33	3.17	3.50	(.35)	—	(.35)	25.17	15.99	803	.89		.82		1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93		.82		1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
Class 4:
6/30/2025[4,5]	26.09	.23	3.72	3.95	(.02)	(1.21)	(1.23)	28.81	15.31 [6]	900	1.14	[7]	1.07	[7]	1.75	[7]
12/31/2024	24.95	.29	1.28	1.57	(.31)	(.12)	(.43)	26.09	6.33	809	1.14		1.07		1.10
12/31/2023	21.84	.27	3.14	3.41	(.30)	—	(.30)	24.95	15.67	787	1.14		1.07		1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18		1.07		.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	358

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Washington Mutual Investors Fund
Class 1:
6/30/2025[4,5]	$16.86	$.15	$1.35	$1.50	$(.06)	$(1.20)	$(1.26)	$17.10	9.17%[6]	$6,488	.41%[7]		.26%[7]		1.79%[7]
12/31/2024	14.49	.29	2.51	2.80	(.30)	(.13)	(.43)	16.86	19.40	6,269	.41		.26		1.78
12/31/2023	12.69	.28	1.92	2.20	(.28)	(.12)	(.40)	14.49	17.66	6,020	.41		.27		2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41		.26		2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
Class 1A:
6/30/2025[4,5]	16.79	.13	1.34	1.47	(.06)	(1.20)	(1.26)	17.00	8.99 [6]	34	.66	[7]	.51	[7]	1.54	[7]
12/31/2024	14.43	.25	2.50	2.75	(.26)	(.13)	(.39)	16.79	19.15	29	.66		.51		1.53
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23	.66		.52		1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66		.51		1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
Class 2:
6/30/2025[4,5]	16.53	.13	1.32	1.45	(.06)	(1.20)	(1.26)	16.72	9.01 [6]	3,098	.66	[7]	.51	[7]	1.54	[7]
12/31/2024	14.21	.24	2.47	2.71	(.26)	(.13)	(.39)	16.53	19.14	3,002	.66		.51		1.53
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899	.66		.52		1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66		.51		1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
Class 4:
6/30/2025[4,5]	16.34	.11	1.30	1.41	(.05)	(1.20)	(1.25)	16.50	8.90 [6]	2,052	.91	[7]	.76	[7]	1.29	[7]
12/31/2024	14.06	.20	2.44	2.64	(.23)	(.13)	(.36)	16.34	18.85	1,766	.91		.76		1.28
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344	.91		.77		1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91		.77		1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51

Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)		Distributions (from capital gains)		Total dividends and distributions		Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2025[4,5]	$9.71	$.04	$.70	$.74	$—	[8]	$—	[8]	$—	[8]	$10.45	7.56%[6]	$—	[10]	.82%[7]		.54%[7]		.76%[7]
12/31/2024[4,11]	10.00	.01	(.29)	(.28)	(.01)		—		(.01)		9.71	(2.81)[6]	—	[10]	.59	[7]	.54	[7]	.72	[7]
Class 1A:
6/30/2025[4,5]	9.71	.04	.70	.74	—	[8]	—	[8]	—	[8]	10.45	7.56 [6,12]	—	[10]	.83	[7,12]	.54	[7,12]	.76	[7,12]
12/31/2024[4,11]	10.00	.01	(.29)	(.28)	(.01)		—		(.01)		9.71	(2.81)[6,12]	—	[10]	.59	[7,12]	.54	[7,12]	.72	[7,12]
Class 2:
6/30/2025[4,5]	9.71	.04	.70	.74	—	[8]	—	[8]	—	[8]	10.45	7.56 [6,12]	—	[10]	.82	[7,12]	.54	[7,12]	.76	[7,12]
12/31/2024[4,11]	10.00	.01	(.29)	(.28)	(.01)		—		(.01)		9.71	(2.81)[6,12]	—	[10]	.59	[7,12]	.54	[7,12]	.72	[7,12]
Class 4:
6/30/2025[4,5]	9.71	.04	.70	.74	—	[8]	—	[8]	—	[8]	10.45	7.56 [6,12]	16		.83	[7,12]	.54	[7,12]	.76	[7,12]
12/31/2024[4,11]	10.00	.01	(.29)	(.28)	(.01)		—		(.01)		9.71	(2.82)[6,12]	15		.59	[7,12]	.55	[7,12]	.71	[7,12]

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Capital World Growth and Income Fund
Class 1:
6/30/2025[4,5]	$15.53	$.17	$1.82	$1.99	$(.04)	$(.61)	$(.65)	$16.87	13.03%[6]	$612	.52%[7]		.42%[7]		2.19%[7]
12/31/2024	13.85	.27	1.71	1.98	(.30)	—	(.30)	15.53	14.24	597	.52		.42		1.75
12/31/2023	11.67	.27	2.19	2.46	(.28)	—	(.28)	13.85	21.22	579	.52		.41		2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57		.41		2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66		.66		1.49
Class 1A:
6/30/2025[4,5]	15.44	.16	1.79	1.95	(.03)	(.61)	(.64)	16.75	12.86 [6]	11	.77	[7]	.67	[7]	1.97	[7]
12/31/2024	13.77	.23	1.70	1.93	(.26)	—	(.26)	15.44	14.00	8	.77		.67		1.50
12/31/2023	11.61	.23	2.18	2.41	(.25)	—	(.25)	13.77	20.87	7	.77		.66		1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82		.66		2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90		.90		1.23
Class 2:
6/30/2025[4,5]	15.49	.15	1.81	1.96	(.03)	(.61)	(.64)	16.81	12.88 [6]	1,060	.77	[7]	.67	[7]	1.94	[7]
12/31/2024	13.81	.23	1.71	1.94	(.26)	—	(.26)	15.49	14.00	1,015	.77		.67		1.51
12/31/2023	11.64	.23	2.18	2.41	(.24)	—	(.24)	13.81	20.88	1,040	.77		.66		1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82		.66		2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91		.91		1.23
Class 4:
6/30/2025[4,5]	15.08	.13	1.76	1.89	(.03)	(.61)	(.64)	16.33	12.73 [6]	315	1.02	[7]	.92	[7]	1.72	[7]
12/31/2024	13.46	.18	1.67	1.85	(.23)	—	(.23)	15.08	13.70	268	1.02		.92		1.25
12/31/2023	11.35	.19	2.14	2.33	(.22)	—	(.22)	13.46	20.65	235	1.02		.91		1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07		.91		1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16		1.16		.97

Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Growth-Income Fund
Class 1:
6/30/2025[4,5]	$69.59	$.43	$4.69	$5.12	$(.18)	$(12.13)	$(12.31)	$62.40	8.13%[6]	$25,262	.28%[7]		1.27%[7]
12/31/2024	59.26	.84	13.33	14.17	(.89)	(2.95)	(3.84)	69.59	24.55	24,476	.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88)	(2.89)	(3.77)	59.26	26.47	22,319	.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
Class 1A:
6/30/2025[4,5]	69.10	.34	4.64	4.98	(.15)	(12.13)	(12.28)	61.80	7.98 [6]	48	.53	[7]	1.02	[7]
12/31/2024	58.88	.67	13.24	13.91	(.74)	(2.95)	(3.69)	69.10	24.25	44	.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35	.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
Class 2:
6/30/2025[4,5]	68.38	.33	4.60	4.93	(.14)	(12.13)	(12.27)	61.04	8.00 [6]	14,111	.53	[7]	1.02	[7]
12/31/2024	58.30	.66	13.10	13.76	(.73)	(2.95)	(3.68)	68.38	24.23	13,882	.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894	.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
Class 3:
6/30/2025[4,5]	69.76	.37	4.69	5.06	(.15)	(12.13)	(12.28)	62.54	8.02 [6]	155	.46	[7]	1.09	[7]
12/31/2024	59.40	.72	13.36	14.08	(.77)	(2.95)	(3.72)	69.76	24.32	155	.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142	.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
Class 4:
6/30/2025[4,5]	67.14	.25	4.49	4.74	(.12)	(12.13)	(12.25)	59.63	7.85 [6]	2,986	.78	[7]	.77	[7]
12/31/2024	57.34	.49	12.86	13.35	(.60)	(2.95)	(3.55)	67.14	23.93	2,698	.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062	.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
International Growth and Income Fund
Class 1:
6/30/2025[4,5]	$10.19	$.23	$1.95	$2.18	$(.05)	$—	$(.05)	$12.32	21.40%[6]	$31	.54%[7]		.54%[7]		4.06%[7]
12/31/2024	10.10	.28	.10	.38	(.29)	—	(.29)	10.19	3.64	17	.57		.57		2.62
12/31/2023	8.94	.27	1.15	1.42	(.26)	—	(.26)	10.10	16.08	15	.56		.55		2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64		.54		3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		.68		1.70
Class 1A:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04)	—	(.04)	11.96	21.15 [6]	8	.79	[7]	.79	[7]	3.60	[7]
12/31/2024	9.83	.24	.10	.34	(.26)	—	(.26)	9.91	3.39	6	.82		.82		2.34
12/31/2023	8.70	.24	1.13	1.37	(.24)	—	(.24)	9.83	15.92	6	.81		.80		2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88		.79		3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		.93		1.38
Class 2:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04)	—	(.04)	11.96	21.15 [6]	164	.79	[7]	.79	[7]	3.53	[7]
12/31/2024	9.82	.25	.10	.35	(.26)	—	(.26)	9.91	3.48	150	.82		.82		2.40
12/31/2023	8.70	.24	1.12	1.36	(.24)	—	(.24)	9.82	15.76	165	.81		.80		2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88		.78		3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		.93		1.43
Class 4:
6/30/2025[4,5]	9.74	.18	1.87	2.05	(.04)	—	(.04)	11.75	21.07 [6]	193	1.04	[7]	1.04	[7]	3.36	[7]
12/31/2024	9.67	.22	.09	.31	(.24)	—	(.24)	9.74	3.11	150	1.07		1.07		2.13
12/31/2023	8.56	.21	1.12	1.33	(.22)	—	(.22)	9.67	15.66	143	1.06		1.05		2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13		1.04		3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.18		1.19

Refer to the end of the table(s) for footnote(s).

363	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Capital Income Builder
Class 1:
6/30/2025[4,5]	$12.39	$.25	$1.27	$1.52	$(.16)	$—	$(.16)	$13.75	12.33%[6]	$793	.40%[7]		.27%[7]		3.88%[7]
12/31/2024	11.63	.42	.79	1.21	(.45)	—	(.45)	12.39	10.45	709	.40		.27		3.44
12/31/2023	10.99	.41	.59	1.00	(.36)	—	(.36)	11.63	9.28	660	.40		.26		3.68
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586	.44		.26		3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53		.35		3.07
Class 1A:
6/30/2025[4,5]	12.38	.23	1.26	1.49	(.14)	—	(.14)	13.73	12.12 [6]	14	.65	[7]	.52	[7]	3.63	[7]
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	13	.65		.52		3.17
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	10	.65		.51		3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10	.69		.52		3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78		.60		2.81
Class 2:
6/30/2025[4,5]	12.38	.23	1.27	1.50	(.14)	—	(.14)	13.74	12.20 [6]	20	.65	[7]	.52	[7]	3.64	[7]
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	18	.65		.52		3.18
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	15	.65		.51		3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13	.69		.51		3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78		.60		2.83
Class 4:
6/30/2025[4,5]	12.36	.22	1.27	1.49	(.13)	—	(.13)	13.72	12.09 [6]	739	.90	[7]	.77	[7]	3.39	[7]
12/31/2024	11.60	.36	.79	1.15	(.39)	—	(.39)	12.36	9.93	629	.90		.77		2.93
12/31/2023	10.96	.35	.59	.94	(.30)	—	(.30)	11.60	8.75	566	.90		.76		3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530	.94		.76		2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03		.85		2.55

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	364

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
6/30/2025[4,5]	$26.04	$.30	$1.76	$2.06	$(.12)	$(1.91)	$(2.03)	$26.07	8.20%[6]	$16,240	.30%[7]		2.32%[7]
12/31/2024	23.86	.60	3.29	3.89	(.61)	(1.10)	(1.71)	26.04	16.73	16,023	.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56)	(.89)	(1.45)	23.86	14.55	15,555	.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
Class 1A:
6/30/2025[4,5]	25.88	.27	1.74	2.01	(.11)	(1.91)	(2.02)	25.87	8.04 [6]	45	.55	[7]	2.08	[7]
12/31/2024	23.74	.54	3.26	3.80	(.56)	(1.10)	(1.66)	25.88	16.41	42	.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32	.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
Class 2:
6/30/2025[4,5]	25.65	.26	1.73	1.99	(.11)	(1.91)	(2.02)	25.62	8.04 [6]	4,401	.55	[7]	2.07	[7]
12/31/2024	23.53	.53	3.24	3.77	(.55)	(1.10)	(1.65)	25.65	16.44	4,340	.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261	.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
Class 3:
6/30/2025[4,5]	26.08	.28	1.75	2.03	(.11)	(1.91)	(2.02)	26.09	8.07 [6]	34	.48	[7]	2.14	[7]
12/31/2024	23.90	.56	3.29	3.85	(.57)	(1.10)	(1.67)	26.08	16.52	32	.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30	.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
Class 4:
6/30/2025[4,5]	25.41	.23	1.72	1.95	(.10)	(1.91)	(2.01)	25.35	7.956	6,956	.80	[7]	1.82	[7]
12/31/2024	23.34	.46	3.20	3.66	(.49)	(1.10)	(1.59)	25.41	16.11	6,649	.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807	.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30

Refer to the end of the table(s) for footnote(s).

365	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
American Funds Global Balanced Fund
Class 1:
6/30/2025[4,5]	$12.96	$.20	$1.05	$1.25	$(.04)	$(.53)	$(.57)	$13.64	9.72%[6]	$97	.52%[7]		.50%[7]		3.02%[7]
12/31/2024	12.37	.34	.52	.86	(.27)	—	(.27)	12.96	6.90	95	.52		.51		2.63
12/31/2023	12.55	.33	1.29	1.62	(.23)	(1.57)	(1.80)	12.37	14.05	98	.53		.52		2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07)	(.07)	12.55	(14.33)	96	.59		.58		1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72		.72		1.29
Class 1A:
6/30/2025[4,5]	12.87	.18	1.05	1.23	(.03)	(.53)	(.56)	13.54	9.66 [6]	4	.77	[7]	.75	[7]	2.78	[7]
12/31/2024	12.30	.30	.51	.81	(.24)	—	(.24)	12.87	6.57	4	.78		.77		2.35
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3	.84		.84		1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97		.97		1.03
Class 2:
6/30/2025[4,5]	12.89	.18	1.05	1.23	(.03)	(.53)	(.56)	13.56	9.64 [6]	149	.77	[7]	.75	[7]	2.78	[7]
12/31/2024	12.31	.31	.50	.81	(.23)	—	(.23)	12.89	6.58	149	.77		.76		2.38
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158	.84		.83		1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97		.97		1.03
Class 4:
6/30/2025[4,5]	12.66	.16	1.04	1.20	(.03)	(.53)	(.56)	13.30	9.55 [6]	169	1.02	[7]	1.00	[7]	2.54	[7]
12/31/2024	12.10	.27	.50	.77	(.21)	—	(.21)	12.66	6.32	144	1.02		1.01		2.12
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03		1.02		2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09		1.08		1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22		1.22		.78

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
The Bond Fund of America
Class 1:
6/30/2025[4,5]	$9.27	$.22	$.18	$.40	$(.09)	$—	$(.09)	$9.58	4.30%[6]	$6,713	.39%[7]		.24%[7]		4.64%[7]
12/31/2024	9.54	.44	(.29)	.15	(.42)	—	(.42)	9.27	1.50	6,992	.39		.24		4.60
12/31/2023	9.41	.39	.09	.48	(.35)	—	(.35)	9.54	5.21	6,908	.39		.20		4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39		.20		3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
Class 1A:
6/30/2025[4,5]	9.20	.20	.18	.38	(.08)	—	(.08)	9.50	4.18 [6]	260	.64	[7]	.49	[7]	4.40	[7]
12/31/2024	9.47	.41	(.29)	.12	(.39)	—	(.39)	9.20	1.23	221	.64		.49		4.35
12/31/2023	9.35	.37	.08	.45	(.33)	—	(.33)	9.47	4.89	258	.64		.45		3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64		.45		3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
Class 2:
6/30/2025[4,5]	9.12	.20	.18	.38	(.08)	—	(.08)	9.42	4.21 [6]	2,710	.64	[7]	.49	[7]	4.39	[7]
12/31/2024	9.40	.41	(.30)	.11	(.39)	—	(.39)	9.12	1.16	2,766	.64		.49		4.35
12/31/2023	9.27	.36	.10	.46	(.33)	—	(.33)	9.40	5.02	2,879	.64		.45		3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64		.45		2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
Class 4:
6/30/2025[4,5]	9.07	.19	.18	.37	(.08)	—	(.08)	9.36	3.98 [6]	1,283	.89	[7]	.74	[7]	4.14	[7]
12/31/2024	9.35	.38	(.29)	.09	(.37)	—	(.37)	9.07	.98	1,188	.89		.74		4.10
12/31/2023	9.23	.34	.09	.43	(.31)	—	(.31)	9.35	4.72	963	.89		.70		3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89		.70		2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Capital World Bond Fund
Class 1:
6/30/2025[4,5]	$9.63	$.21	$.63	$.84	$(.03)	$—	$(.03)	$10.44	8.71%[6]	$619	.48	%7	.48%[7]		4.18%[7]
12/31/2024	10.16	.42	(.70)	(.28)	(.25)	—	(.25)	9.63	(2.76)	588	.48		.48		4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665	.48		.48		3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51		.48		2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219	.59		.52		2.08
Class 1A:
6/30/2025[4,5]	9.54	.19	.62	.81	(.02)	—	(.02)	10.33	8.51 [6]	26	.73	[7]	.73	[7]	3.94	[7]
12/31/2024	10.08	.40	(.69)	(.29)	(.25)	—	(.25)	9.54	(2.97)	39	.74		.74		4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1	.73		.73		3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76		.73		2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1	.83		.76		1.83
Class 2:
6/30/2025[4,5]	9.52	.19	.62	.81	(.02)	—	(.02)	10.31	8.55 [6]	755	.73	[7]	.73	[7]	3.93	[7]
12/31/2024	10.03	.39	(.69)	(.30)	(.21)	—	(.21)	9.52	(3.04)	761	.73		.73		3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817	.73		.73		3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76		.73		2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058	.84		.77		1.83
Class 4:
6/30/2025[4,5]	9.37	.18	.61	.79	(.02)	—	(.02)	10.14	8.45 [6]	72	.98	[7]	.98	[7]	3.67	[7]
12/31/2024	9.88	.36	(.68)	(.32)	(.19)	—	(.19)	9.37	(3.32)	60	.98		.98		3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57	.98		.98		2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01		.98		1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09		1.02		1.58

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	368

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
American High-Income Trust
Class 1:
6/30/2025[4,5]	$9.19	$.32	$.06	$.38	$(.11)	$—	$(.11)	$9.46	4.13%[6]	$249	.44%[7]		.32%[7]		7.03%[7]
12/31/2024	8.94	.65	.24	.89	(.64)	—	(.64)	9.19	9.92	229	.45		.32		6.96
12/31/2023	8.53	.63	.43	1.06	(.65)	—	(.65)	8.94	12.69	223	.45		.31		7.10
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	—	(.75)	8.53	(9.01)	224	.47		.32		5.95
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278	.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123	.52		.52		6.46
Class 1A:
6/30/2025[4,5]	9.15	.31	.05	.36	(.10)	—	(.10)	9.41	4.00 [6]	3	.69	[7]	.57	[7]	6.78	[7]
12/31/2024	8.90	.62	.25	.87	(.62)	—	(.62)	9.15	9.73	3	.70		.57		6.71
12/31/2023	8.51	.61	.41	1.02	(.63)	—	(.63)	8.90	12.40	3	.70		.56		6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1	.72		.57		5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1	.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1	.78		.78		5.85
Class 2:
6/30/2025[4,5]	8.96	.30	.05	.35	(.10)	—	(.10)	9.21	3.97 [6]	535	.69	[7]	.57	[7]	6.78	[7]
12/31/2024	8.73	.61	.23	.84	(.61)	—	(.61)	8.96	9.67	536	.70		.57		6.70
12/31/2023	8.35	.59	.41	1.00	(.62)	—	(.62)	8.73	12.45	533	.70		.56		6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521	.72		.57		5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673	.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665	.78		.78		5.88
Class 3:
6/30/2025[4,5]	9.25	.32	.04	.36	(.10)	—	(.10)	9.51	3.96 [6]	8	.62	[7]	.50	[7]	6.85	[7]
12/31/2024	8.99	.63	.25	.88	(.62)	—	(.62)	9.25	9.79	8	.63		.50		6.77
12/31/2023	8.58	.61	.43	1.04	(.63)	—	(.63)	8.99	12.54	8	.63		.49		6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9	.65		.50		5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10	.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10	.71		.71		5.94
Class 4:
6/30/2025[4,5]	10.07	.33	.06	.39	(.10)	—	(.10)	10.36	3.90 [6]	200	.94	[7]	.82	[7]	6.53	[7]
12/31/2024	9.75	.65	.27	.92	(.60)	—	(.60)	10.07	9.39	156	.95		.82		6.45
12/31/2023	9.26	.63	.46	1.09	(.60)	—	(.60)	9.75	12.18	107	.95		.81		6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77	.97		.82		5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03		1.03		5.58

Refer to the end of the table(s) for footnote(s).

369	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[2]		Ratio of net income (loss) to average net assets[2]
American Funds Mortgage Fund
Class 1:
6/30/2025[4,5]	$9.08	$.23	$.24	$.47	$(.08)	$—	$(.08)	$9.47	5.15%[6]	$18	.35%[7]		.27%[7]		5.03%[7]
12/31/2024	9.44	.47	(.38)	.09	(.45)	—	(.45)	9.08	.93	17	.39		.31		5.04
12/31/2023	9.45	.45	(.08)	.37	(.38)	—	(.38)	9.44	4.03	17	.41		.29		4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	—	(.15)	9.45	(9.76)	1	.45		.25		.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224	.48		.36		.93
Class 1A:
6/30/2025[4,5]	8.96	.22	.22	.44	(.07)	—	(.07)	9.33	4.96 [6]	3	.60	[7]	.52	[7]	4.78	[7]
12/31/2024	9.32	.44	(.37)	.07	(.43)	—	(.43)	8.96	.74	3	.64		.56		4.78
12/31/2023	9.34	.41	(.07)	.34	(.36)	—	(.36)	9.32	3.72	2	.65		.53		4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2	.69		.54		1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1	.73		.59		.61
Class 2:
6/30/2025[4,5]	8.98	.22	.23	.45	(.07)	—	(.07)	9.36	5.05 [6]	41	.60	[7]	.52	[7]	4.78	[7]
12/31/2024	9.34	.45	(.38)	.07	(.43)	—	(.43)	8.98	.68	42	.64		.56		4.79
12/31/2023	9.36	.41	(.07)	.34	(.36)	—	(.36)	9.34	3.68	44	.64		.52		4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46	.69		.54		1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58	.73		.60		.68
Class 4:
6/30/2025[4,5]	8.86	.20	.23	.43	(.07)	—	(.07)	9.22	4.86 [6]	56	.85	[7]	.77	[7]	4.53	[7]
12/31/2024	9.23	.42	(.38)	.04	(.41)	—	(.41)	8.86	.35	49	.89		.82		4.53
12/31/2023	9.25	.38	(.06)	.32	(.34)	—	(.34)	9.23	3.51	45	.90		.78		4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40	.94		.79		1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37	.98		.85		.41

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	370

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
6/30/2025[4,5]	$11.31	$.23	$.01		$.24	$(.09)	$—	$(.09)	$11.46	2.13%[6]	$34		.29%[7]		4.13%[7]
12/31/2024	11.35	.58	(.01)		.57	(.61)	—	(.61)	11.31	5.08	39		.30		4.98
12/31/2023	11.35	.55	.01		.56	(.56)	—	(.56)	11.35	4.94	40		.30		4.81
12/31/2022	11.27	.17	(.01)		.16	(.08)	—	(.08)	11.35	1.42	51		.32		1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
Class 1A:
6/30/2025[4,5]	11.31	.22	—	[8]	.22	(.09)	—	(.09)	11.44	1.91 [6]	—	[10]	.52	[7]	3.91 [7]
12/31/2024	11.35	.55	—	[8]	.55	(.59)	—	(.59)	11.31	4.86	—	[10]	.53		4.74
12/31/2023	11.35	.54	—		.54	(.54)	—	(.54)	11.35	4.79	—	[10]	.53		4.69
12/31/2022	11.28	.16	(.01)		.15	(.08)	—	(.08)	11.35	1.32	—	[10]	.31		1.40
12/31/2021	11.31	(.03)	—	[8]	(.03)	—	—	—	11.28	(.27)	—	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[10]	.35		.26
Class 2:
6/30/2025[4,5]	10.93	.21	—	[8]	.21	(.09)	—	(.09)	11.05	1.88 [6]	228		.54	[7]	3.88 [7]
12/31/2024	10.98	.53	—	[8]	.53	(.58)	—	(.58)	10.93	4.89	245		.55		4.73
12/31/2023	11.00	.51	—	[8]	.51	(.53)	—	(.53)	10.98	4.64	273		.55		4.56
12/31/2022	10.93	.13	—	[8]	.13	(.06)	—	(.06)	11.00	1.17	297		.57		1.23
12/31/2021	10.99	(.06)	—	[8]	(.06)	—	—	—	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	— [8]	—	[8]	— [8]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
Class 3:
6/30/2025[4,5]	11.08	.22	—	[8]	.22	(.09)	—	(.09)	11.21	1.96 [6]	4		.47	[7]	3.95 [7]
12/31/2024	11.13	.54	—	[8]	.54	(.59)	—	(.59)	11.08	4.91	4		.48		4.79
12/31/2023	11.14	.52	.01		.53	(.54)	—	(.54)	11.13	4.75	4		.48		4.64
12/31/2022	11.07	.13	—	[8]	.13	(.06)	—	(.06)	11.14	1.19	4		.50		1.19
12/31/2021	11.12	(.05)	—	[8]	(.05)	—	—	—	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	— [8]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
Class 4:
6/30/2025[4,5]	11.00	.20	(.01)		.19	(.08)	—	(.08)	11.11	1.76 [6]	58		.79	[7]	3.63 [7]
12/31/2024	11.05	.50	.01		.51	(.56)	—	(.56)	11.00	4.62	51		.80		4.47
12/31/2023	11.05	.48	.01		.49	(.49)	—	(.49)	11.05	4.44	56		.80		4.28
12/31/2022	11.00	.12	(.03)		.09	(.04)	—	(.04)	11.05	.83	80		.82		1.05
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)

Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[2]		Ratio of net income (loss) to average net assets[2]
U.S. Government Securities Fund
Class 1:
6/30/2025[4,5]	$9.59	$.22	$.25	$.47	$(.08)	$—	$(.08)	$9.98	4.94%[6]	$270	.33%[7]		.26%[7]		4.45%[7]
12/31/2024	9.91	.45	(.35)	.10	(.42)	—	(.42)	9.59	.99	268	.33		.27		4.53
12/31/2023	9.99	.40	(.09)	.31	(.39)	—	(.39)	9.91	3.21	257	.33		.21		4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	—	(.44)	9.99	(10.75)	242	.36		.22		2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429	.38		.38		1.21
Class 1A:
6/30/2025[4,5]	9.53	.20	.26	.46	(.08)	—	(.08)	9.91	4.82 [6]	277	.58	[7]	.51	[7]	4.20	[7]
12/31/2024	9.87	.42	(.35)	.07	(.41)	—	(.41)	9.53	.70	286	.58		.51		4.23
12/31/2023	9.96	.38	(.10)	.28	(.37)	—	(.37)	9.87	2.88	5	.58		.46		3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4	.60		.47		2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4	.64		.64		.69
Class 2:
6/30/2025[4,5]	9.46	.20	.25	.45	(.08)	—	(.08)	9.83	4.75 [6]	1,029	.58	[7]	.51	[7]	4.20	[7]
12/31/2024	9.78	.42	(.34)	.08	(.40)	—	(.40)	9.46	.75	1,051	.58		.52		4.28
12/31/2023	9.87	.37	(.09)	.28	(.37)	—	(.37)	9.78	2.89	1,073	.58		.46		3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059	.61		.47		2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439	.64		.64		.73
Class 3:
6/30/2025[4,5]	9.62	.21	.25	.46	(.08)	—	(.08)	10.00	4.79 [6]	5	.51	[7]	.44	[7]	4.27	[7]
12/31/2024	9.94	.43	(.35)	.08	(.40)	—	(.40)	9.62	.79	5	.51		.44		4.35
12/31/2023	10.02	.39	(.10)	.29	(.37)	—	(.37)	9.94	3.00	6	.51		.39		3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6	.54		.40		2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10	.57		.57		.78
Class 4:
6/30/2025[4,5]	9.44	.19	.26	.45	(.08)	—	(.08)	9.81	4.73 [6]	236	.83	[7]	.76	[7]	3.95	[7]
12/31/2024	9.77	.39	(.34)	.05	(.38)	—	(.38)	9.44	.44	210	.83		.77		4.02
12/31/2023	9.86	.35	(.10)	.25	(.34)	—	(.34)	9.77	2.62	183	.83		.71		3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190	.85		.72		2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272	.89		.89		.42

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]		Net effective expense ratio[2,5,14]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth Fund
Class P1:
6/30/2025[4,5]	$13.35	$.02		$.70	$.72	$(.11)	$(.57)	$(.68)	$13.39	5.67%[6]	$14	.39%[7]		.36%[7]		.68%[7]		.33%[7]
12/31/2024	10.86	.10		2.48	2.58	(.09)	—	(.09)	13.35	23.82	14	.42		.37		.69		.81
12/31/2023	11.37	.08		2.28	2.36	(.08)	(2.79)	(2.87)	10.86	23.77	13	.42		.37		.70		.77
12/31/2022	18.53	.06		(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9	.41		.36		.68		.47
12/31/2021	17.25	.04		2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13	.41		.36		.69		.19
12/31/2020	13.78	.07		4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11	.42		.37		.72		.49
Class P2:
6/30/2025[4,5]	13.19	—	[8]	.70	.70	(.08)	(.57)	(.65)	13.24	5.53 [6]	506	.65	[7]	.62	[7]	.94	[7]	.08 [7]
12/31/2024	10.73	.06		2.46	2.52	(.06)	—	(.06)	13.19	23.50	513	.67		.62		.94		.52
12/31/2023	11.28	.05		2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495	.67		.62		.95		.43
12/31/2022	18.42	.03		(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445	.67		.62		.94		.20
12/31/2021	17.11	(.01)		2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584	.67		.62		.95		(.07)
12/31/2020	13.71	.03		4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554	.67		.62		.97		.20
Managed Risk International Fund
Class P1:
6/30/2025[4,5]	$8.23	$—	[8]	$.30	$.30	$(.13)	$—	$(.13)	$8.40	3.73%[6]	$2	.43%[7]		.39%[7]		.86%[7]		.08%[7]
12/31/2024	8.36	.13		(.12)	.01	(.14)	—	(.14)	8.23	(.05)	2	.46		.37		.84		1.50
12/31/2023	8.61	.13		.41	.54	(.15)	(.64)	(.79)	8.36	6.36	2	.46		.36		.84		1.60
12/31/2022	10.55	.15		(1.75)	(1.60)	(.34)	—	(.34)	8.61	(15.27)	2	.44		.37		.85		1.70
12/31/2021	11.07	.24		(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)	2	.44		.36		.86		2.12
12/31/2020	11.01	.08		.22	.30	(.16)	(.08)	(.24)	11.07	3.13	2	.43		.35		.86		.82
Class P2:
6/30/2025[4,5]	8.18	(.01)		.31	.30	(.11)	—	(.11)	8.37	3.69 [6]	112	.69	[7]	.66	[7]	1.13	[7]	(.19)[7]
12/31/2024	8.32	.10		(.13)	(.03)	(.11)	—	(.11)	8.18	(.45)	112	.72		.63		1.10		1.19
12/31/2023	8.58	.10		.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122	.73		.63		1.11		1.21
12/31/2022	10.48	.12		(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124	.70		.63		1.11		1.36
12/31/2021	10.99	.20		(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160	.71		.63		1.13		1.79
12/31/2020	10.92	.04		.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168	.71		.63		1.14		.42
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2025[4,5]	$11.76	$.03		$.50	$.53	$(.18)	$—	$(.18)	$12.11	4.56%[6]	$3	.39%[7]		.36%[7]		.61%[7]		.57%[7]
12/31/2024	10.50	.20		1.28	1.48	(.22)	—	(.22)	11.76	14.20	3	.41		.36		.61		1.80
12/31/2023	11.24	.20		.79	.99	(.24)	(1.49)	(1.73)	10.50	10.04	3	.42		.37		.63		1.91
12/31/2022	12.95	.23		(1.38)	(1.15)	(.56)	—	(.56)	11.24	(8.92)	3	.41		.36		.60		1.96
12/31/2021	11.24	.16		1.79	1.95	(.24)	—	(.24)	12.95	17.46	2	.41		.36		.66		1.33
12/31/2020	12.01	.18		(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)	2	.40		.35		.76		1.66
Class P2:
6/30/2025[4,5]	11.69	.02		.49	.51	(.18)	—	(.18)	12.02	4.39 [6]	315	.66	[7]	.62	[7]	.87	[7]	.32 [7]
12/31/2024	10.43	.17		1.28	1.45	(.19)	—	(.19)	11.69	13.99	319	.68		.63		.88		1.51
12/31/2023	11.18	.18		.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322	.68		.63		.89		1.71
12/31/2022	12.88	.19		(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321	.67		.62		.86		1.62
12/31/2021	11.18	.11		1.79	1.90	(.20)	—	(.20)	12.88	17.11	371	.68		.62		.92		.91
12/31/2020	11.91	.13		(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355	.68		.63		1.04		1.18

Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]		Net effective expense ratio[2,5,14]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
6/30/2025[4,5]	$14.35	$.03	$.50	$.53	$(.20)	$(.56)	$(.76)	$14.12	3.89%[6]	$1,856	.39%[7]		.36%[7]		.63%[7]		.49%[7]
12/31/2024	12.53	.21	2.02	2.23	(.23)	(.18)	(.41)	14.35	18.03	1,903	.41		.36		.63		1.55
12/31/2023	12.51	.20	1.65	1.85	(.21)	(1.62)	(1.83)	12.53	16.17	1,910	.41		.36		.63		1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41		.36		.62		1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.64		.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
Class P2:
6/30/2025[4,5]	14.25	.02	.49	.51	(.20)	(.56)	(.76)	14.00	3.72 [6]	267	.64	[7]	.61	[7]	.88	[7]	.24	[7]
12/31/2024	12.45	.17	2.01	2.18	(.20)	(.18)	(.38)	14.25	17.69	274	.66		.61		.88		1.29
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277	.66		.61		.88		1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66		.61		.87		1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.89		.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
Managed Risk Asset Allocation Fund
Class P1:
6/30/2025[4,5]	$13.20	$.05	$.56	$.61	$(.24)	$(.83)	$(1.07)	$12.74	4.83%[6]	$12	.39%[7]		.36%[7]		.65%[7]		.70%[7]
12/31/2024	11.90	.29	1.45	1.74	(.27)	(.17)	(.44)	13.20	14.90	12	.41		.36		.65		2.28
12/31/2023	12.43	.31	.87	1.18	(.26)	(1.45)	(1.71)	11.90	10.51	10	.41		.36		.66		2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41		.36		.65		1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
Class P2:
6/30/2025[4,5]	12.78	.03	.54	.57	(.23)	(.83)	(1.06)	12.29	4.71 [6]	1,942	.64	[7]	.61	[7]	.90	[7]	.43	[7]
12/31/2024	11.53	.22	1.44	1.66	(.24)	(.17)	(.41)	12.78	14.63	2,014	.66		.61		.90		1.81
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093	.66		.61		.91		1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66		.61		.90		1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[15,16]	June 30, 2025[4,5,6]	2024	2023	2022	2021	2020
Capital Income Builder	34%	49%	59%	48%	60%	110%
Asset Allocation Fund	33	43	54	42	45	49
American Funds Global Balanced Fund	28	55	43	111	36	68
The Bond Fund of America	66	102	129	77	87	72
Capital World Bond Fund	31	54	110	114	64	88
American Funds Mortgage Fund	30	52	85	56	38	123
U.S. Government Securities Fund	23	43	113	77	126	112

Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,
including mortgage dollar roll transactions, if any[15,16]	June 30, 2025[4,5,6]		2024		2023		2022		2021		2020
Global Growth Fund	15%		41%		29%		29%		18%		17%
Global Small Capitalization Fund	27		47		36		40		29		38
Growth Fund	14		23		23		29		25		32
International Fund	42		35		28		42		44		40
New World Fund	23		55		36		40		43		70
Washington Mutual Investors Fund	18		31		29		30		90		40
U.S. Small and Mid Cap Equity Fund	22		4	[4,6,11]
Capital World Growth and Income Fund	26		34		29		42		85		36
Growth-Income Fund	18		45		26		25		24		33
International Growth and Income Fund	27		39		38		48		41		56
Capital Income Builder	43		107		149		126		93		184
Asset Allocation Fund	59		129		159		118		124		145
American Funds Global Balanced Fund	47		141		103		126		39		86
The Bond Fund of America	120		398		545		415		456		461
Capital World Bond Fund	60		269		286		188		91		145
American High-Income Trust	18		45		40		34		56		78
American Funds Mortgage Fund	222		644		1053		1141		975		1143
Ultra-Short Bond Fund	—	[17]	—	[17]	—	[17]	—	[17]	—	[17]	—	[17]
U.S. Government Securities Fund	150		398		744		695		433		867
Managed Risk Growth Fund	29		14		39		97		32		80
Managed Risk International Fund	12		11		27		82		24		71
Managed Risk Washington Mutual Investors Fund	17		8		19		70		16		101
Managed Risk Growth-Income Fund	20		13		21		67		13		38
Managed Risk Asset Allocation Fund	13		7		13		48		5		30

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

375	American Funds Insurance Series

Changes in and disagreements with accountants

None

Matters submitted for shareholder vote

None

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Insurance Series	376

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The agreement was amended to add U.S. Small and Mid Cap Equity Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

377	American Funds Insurance Series

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	378

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2026. The advisory agreement was amended to permanently reduce the advisory fee for each fund within the series from 15 basis points to 10 basis points. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

379	American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC had agreed to eliminate its waiver of 5 basis points of the advisory fee for each of the funds and to permanently reduce the advisory fee of the funds from 15 basis points to 10 basis points, and that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	380

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1) The date of the meeting and whether it was an annual or special meeting.
(2) If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3) A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

A special meeting of shareholders was held on March 12, 2025 to approve a change in the classification of the NVIT J.P. Morgan Large Cap Growth Fund from diversified to non-diversified by eliminating the Fund’s related fundamental investment policy. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	675,494.768	82.527%	60.086%
Against	62,239.272	7.604%	5.536%
Abstained/Withheld	80,784.783	9.869%	7.185%
Total	818,518.823	100.000%	72.807%

A special meeting of shareholders was held on June 17, 2025 to approve a change in the classification of the NVIT Calvert Equity Fund from diversified to non-diversified by eliminating the Fund’s related fundamental investment policy. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	7,317,734.272	82.993%	82.977%
Against	800,092.779	9.074%	9.072%
Abstained/Withheld	699,557.342	7.933%	7.932%
Total	8,817,384.393	100.000%	99.981%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;
(2) Each director and each member of an advisory board for special compensation;
(3) All officers; and
(4) Each person of whom any officer or director of the Fund is an affiliated person.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:

(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Replacement of Atlanta Capital Management Company, L.L.C.
by GQG Partners LLC for NVIT Calvert Equity Fund
(to be known as the NVIT GQG US Quality Equity Fund)
Initial Approval of Sub advisory Agreement

Summary of Factors Considered by the Board

At the March 11 12, 2025 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Calvert Equity Fund (to be known as the NVIT GQG US Quality Equity Fund) (the “Fund”), the appointment of GQG Partners LLC (“GQG”) as sub adviser to the Fund pursuant to a new sub advisory agreement (the “Sub advisory Agreement”). GQG replaced Atlanta Capital Management Company, L.L.C. (“Atlanta Capital”), the previous sub adviser to the Fund. The Board was provided with detailed materials relating to GQG in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub advisory Agreement.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by GQG under the Sub advisory Agreement, including information relating to GQG’s investment strategy and process for the Fund. The Board also considered information provided to it regarding the experience of the investment personnel of GQG who would be managing the Fund. The Board considered information concerning the past performance record of GQG in managing the investment strategy it intended to use in managing the Fund’s assets.

The Board considered the sub advisory fee rate that NFA would pay to GQG with respect to the Fund. The Board noted that the sub advisory fee rate to be paid to GQG at the Fund’s current asset level would be greater than the rate at which the sub-advisory fee was paid to Atlanta Capital and that, as a result, NFA would realize a loss as a result of appointing GQG. The Board also noted that the proposed sub advisory fee rate would be based on the aggregate assets of the Fund and Nationwide GQG US Quality Equity Fund, as series of Nationwide Mutual Funds, and if asset levels reached $1billion or more, would result in a lower effective sub advisory fee rate to be paid by NFA with respect to the Fund.
The Board considered that the non compensatory terms of the Sub advisory Agreement are substantially similar in all material respects to the terms of the sub advisory agreements that the Trust currently has in place for other series of Nationwide Variable Insurance Trust.

No information was presented to the Board regarding GQG’s expected profitability as a result of the Sub advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub advisory Agreement.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub advisory Agreement for a period commencing from the execution of the Sub advisory Agreement and terminating on January 1, 2027.

NVIT Fidelity Institutional AM Worldwide Fund
Initial Approval of Advisory and Sub advisory Agreements

Summary of Factors Considered by the Board

At the March 11 12, 2025 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the NVIT Fidelity Institutional AM Worldwide Fund (the “Fund”), the appointment of Nationwide Fund Advisors (“NFA”) as investment adviser to the Fund pursuant to an investment advisory agreement and the appointment of FIAM, LLC (“Fidelity”) as sub adviser to the Fund pursuant to a sub advisory agreement (each, an “Advisory Agreement,” and together, the “Advisory Agreements”).  The Board was provided with materials relating to the Fund, NFA, and Fidelity in advance of the meeting.  Before approving the Advisory Agreements, the Independent Trustees met in executive session with their independent legal counsel to discuss information relating to the Advisory Agreements.

In making their determinations, the Trustees took into account information provided to them as to the services to be provided by NFA and Fidelity under the Advisory Agreements, including information relating to Fidelity’s investment approach for the Fund.  The Board also considered the experience of the portfolio managers at Fidelity that are expected to manage the Fund.  The Board considered information concerning the past performance record of Fidelity in managing its Worldwide Strategy, which commenced in May 1990, and is similar to the strategy to be utilized by Fidelity in managing the Fund.

The Board considered the advisory fees that NFA proposed for the Fund and the sub advisory fees proposed to be paid by NFA to Fidelity.  The Board considered information provided to it by NFA regarding the category of peer funds to which NFA expects the Fund to be assigned by the Lipper organization.  The Board considered that, relative to that category of peer funds for their most recently completed fiscal years, the proposed management fee rate (including sub advisory fees) would have placed in the first quintile.

The Board considered that the non compensatory terms of the proposed Advisory Agreements are substantially similar in all material respects to the terms of advisory and sub advisory agreements that the Trust currently has in place for other Nationwide Funds.

The Board noted that the advisory fee rate schedule for the Fund is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate if the Fund’s assets increase over certain thresholds.

The Board considered the profitability information provided regarding NFA’s expected profitability from the Advisory Agreements.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two year period commencing from the execution of the Advisory Agreements.

NVIT J.P. Morgan Inflation Managed Fund
Initial Approval of Advisory and Sub advisory Agreements

Summary of Factors Considered by the Board

At the March 11 12, 2025 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the NVIT J.P. Morgan Inflation Managed Fund (the “Fund”), the appointment of Nationwide Fund Advisors (“NFA”) as investment adviser to the Fund pursuant to an investment advisory agreement and the appointment of J.P. Morgan Investment Management Inc. (“JPMorgan”) as sub adviser to the Fund pursuant to a sub advisory agreement (each, an “Advisory Agreement,” and together, the “Advisory Agreements”).  The Board was provided with materials relating to the Fund, NFA, and JPMorgan in advance of the meeting.  Before approving the Advisory Agreements, the Independent Trustees met in executive session with their independent legal counsel to discuss information relating to the Advisory Agreements.

In making their determinations, the Trustees took into account information provided to them as to the services to be provided by NFA and JPMorgan under the Advisory Agreements, including information relating to JPMorgan’s investment approach for the Fund.  The Board also considered the experience of the portfolio managers at JPMorgan that are expected to manage the Fund.  The Board considered information concerning the past performance record of JPMorgan in managing fixed income strategies like that to be utilized by JPMorgan in managing the Fund, including its Inflation Managed Strategy, which commenced in 2010.

The Board considered the advisory fees that NFA proposed for the Fund and the sub advisory fees proposed to be paid by NFA to JPMorgan.  The Board considered information provided to it by NFA regarding the category of peer funds to which NFA expects the Fund to be assigned by the Lipper organization.  The Board considered that, relative to that category of peer funds for their most recently completed fiscal years, the proposed management fee rate (including sub advisory fees) would have placed in the first quintile.

The Board considered that the non compensatory terms of the proposed Advisory Agreements are substantially similar in all material respects to the terms of advisory and sub advisory agreements that the Trust currently has in place for other Nationwide Funds.

The Board noted that the advisory fee rate schedule for the Fund is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate if the Fund’s assets increase over certain thresholds.  The Board considered the profitability information provided regarding NFA’s expected profitability from the Advisory Agreements. Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two year period commencing from the execution of the Advisory Agreements.

NVIT NASDAQ 100 Index Fund
Initial Approval of Advisory and Sub advisory Agreements

Summary of Factors Considered by the Board

At the March 11 12, 2025 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the NVIT NASDAQ 100 Index Fund (the “Fund”), the appointment of Nationwide Fund Advisors (“NFA”) as investment adviser to the Fund pursuant to an investment advisory agreement and the appointment of BlackRock Investment Management, LLC. (“BlackRock”) as sub adviser to the Fund pursuant to a sub advisory agreement (each, an “Advisory Agreement,” and together, the “Advisory Agreements”).  The Board was provided with materials relating to the Fund, NFA, and BlackRock in advance of the meeting.  Before approving the Advisory Agreements, the Independent Trustees met in executive session with their independent legal counsel to discuss information relating to the Advisory Agreements.

In making their determinations, the Trustees took into account information provided to them as to the services to be provided by NFA and BlackRock under the Advisory Agreements, including information relating to BlackRock’s investment approach for the Fund.  The Board also considered the experience of the portfolio managers at BlackRock that are expected to manage the Fund.  The Board considered information concerning the past performance record of BlackRock in managing fixed income strategies like that to be utilized by BlackRock in managing the Fund.

The Board considered the advisory fees that NFA proposed for the Fund and the sub advisory fees proposed to be paid by NFA to BlackRock.  The Board considered information provided to it by NFA regarding the category of peer funds to which NFA expects the Fund to be assigned by the Lipper organization.  The Board considered that, relative to that category of peer funds for their most recently completed fiscal years, the proposed management fee rate (including sub advisory fees) would have placed in the first quintile.  The Board considered the performance of BlackRock’s iShares NASDAQ 100 UCITS ETF, an index fund that successfully tracked the NASDAQ-100 with minimal dispersion.

The Board considered that the non compensatory terms of the proposed Advisory Agreements are substantially similar in all material respects to the terms of advisory and sub advisory agreements that the Trust currently has in place for other Nationwide Funds.

The Board noted that the advisory fee rate schedule for the Fund is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate if the Fund’s assets increase over certain thresholds.

The Board considered the profitability information provided regarding NFA’s expected profitability from the Advisory Agreements.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two year period commencing from the execution of the Advisory Agreements.

Replacement of Federated Investment Management Company
by Loomis, Sayles & Company, LP for NVIT Federated High Income Bond Fund
(to be known as the NVIT Loomis Short Term High Yield Fund)
Initial Approval of Sub advisory Agreement

Summary of Factors Considered by the Board

At the March 11 12, 2025 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Federated High Income Bond Fund (to be known as the NVIT Loomis Short Term High Yield Fund) (the “Fund”), the appointment of Loomis, Sayles & Company, LP (“Loomis Sayles) as sub adviser to the Fund pursuant to a new sub advisory agreement (the “Sub advisory Agreement”). Loomis Sayles replaced Federated Investment Management Company (“Federated”), the previous sub adviser to the Fund. The Board was provided with detailed materials relating to Loomis Sayles in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub advisory Agreement.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Loomis Sayles under the Sub advisory Agreement, including information relating to Loomis Sayles’ investment strategy and process for the Fund. The Board also considered information provided to it regarding the experience of the investment personnel of Loomis Sayles who would be managing the Fund. The Board considered information concerning the past performance record of Loomis Sayles as a provider of high yield mandates as well as Loomis Sayles’ extensive history of credit selection and willingness to customize a differentiated high yield strategy at a favorable price.

The Board considered the sub advisory fee rate that NFA would pay to Loomis Sayles with respect to the Fund. The Board noted that the sub advisory fee rate to be paid to Loomis Sayles at the Fund’s current asset level would be less than the rate at which the sub-advisory fee was paid to Federated, resulting in savings that NFA will share with the Fund’s shareholders by reducing the Fund’s expense cap, thereby increasing its fee waiver.

The Board considered that the non compensatory terms of the Sub advisory Agreement are substantially similar in all material respects to the terms of the sub advisory agreements that the Trust currently has in place for other series of Nationwide Variable Insurance Trust.

No information was presented to the Board regarding Loomis Sayles’ expected profitability as a result of the Sub advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub advisory Agreement.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub advisory Agreement.

Replacement of AQR Capital Management, LLC
by J.P. Morgan Investment Management Inc.
 for NVIT J.P. Morgan Equity and Options Total Return Fund
(formerly known as the NVIT AQR Large Cap Defensive Style Fund)

Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board

At the June 9-10, 2025 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT J.P. Morgan Equity and Options Total Return Fund (formerly known as the NVIT AQR Large Cap Defensive Style Fund) (the “Fund”), the appointment of J.P. Morgan Investment Management Inc. (“JPMorgan”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”).  JPMorgan replaced AQR Capital Management, LLC (“AQR”), the previous sub-adviser to the Fund.  The Board was provided with detailed materials relating to JPMorgan in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub advisory Agreement.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by JPMorgan under the Sub advisory Agreement, including information relating to JPMorgan’s investment strategy and process for the Fund.  The Board also considered information provided to it regarding the experience of the investment personnel of JPMorgan who would be managing the Fund. The Board considered information concerning the hypothetical performance record of JPMorgan in managing the investment strategy intended to be used in managing the Fund’s assets as well as the actual performance record of JPMorgan in managing investment strategies similar to the proposed investment strategy.

The Board considered the sub-advisory fee rate that NFA would pay to JPMorgan with respect to the Fund.  The Board noted that the sub-advisory fee rate for JPMorgan would be higher than that of AQR, thereby increasing NFA’s payment obligation to the Fund’s sub-adviser (based on the Fund’s current size) as a result of appointing JPMorgan. The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.

The Board considered the effect on NFA’s profitability of appointing JPMorgan as sub-adviser.  No information was presented to the Board regarding JPMorgan’s expected profitability as a result of the Sub-advisory Agreement.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Not applicable.

Item 16. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 10, 2025, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1) For each restatement:

(i) The date on which the registrant was required to prepare an accounting restatement;

(ii) The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated;
(iii) If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates;
(iv) The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; and
(v) If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR;

(2) If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; and

(3) For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual.

(b) If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion.

Not applicable.

Item 19. Exhibits.

(a) File the exhibits listed below as part of this Form.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

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(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                   ____/s/ David Majewski _________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                   ____/s/ Kevin T. Jestice _________
Name:    Kevin T. Jestice
Title:      Principal Executive Officer
Date:      August 22, 2025

By (Signature and Title)*                   ____/s/ David Majewski _________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      August 22, 2025

* Print the name and title of each signing officer under his or her signature.